PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 52.0%
Basic Materials - 0.5%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,560,000 $ 1,489,297
6.415% due 07/15/27  344,000 349,915
Glencore Funding LLC (Australia)
due 04/01/28 # ~ 349,000 350,509
Mosaic Co.
4.050% due 11/15/27  600,000 591,995
2,781,716
Communications - 2.0%
AT&T, Inc.
1.700% due 03/25/26  1,600,000 1,556,480
2.950% due 07/15/26  1,060,000 1,039,632
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.750% due 02/15/28  1,560,000 1,512,457
6.150% due 11/10/26  500,000 510,294
Discovery Communications LLC
3.950% due 03/20/28  1,600,000 1,537,921
4.900% due 03/11/26  600,000 600,207
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 58,417
3.200% due 03/15/27  1,200,000 1,167,892
3.625% due 12/15/25  1,100,000 1,090,438
T-Mobile USA, Inc.
2.625% due 04/15/26  1,075,000 1,054,637
10,128,375
Consumer, Cyclical - 3.6%
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,173
5.050% due 07/15/26  1,800,000 1,813,478
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 936,000 941,028
5.000% due 01/15/27 ~ 600,000 604,143
Ford Motor Credit Co. LLC
5.800% due 03/05/27  2,000,000 2,009,444
5.850% due 05/17/27  2,200,000 2,212,130
6.950% due 06/10/26  1,600,000 1,625,132
General Motors Financial Co., Inc.
1.500% due 06/10/26  1,100,000 1,057,875
2.350% due 02/26/27  1,900,000 1,813,857
5.400% due 05/08/27  1,480,000 1,494,681
6.000% due 01/09/28  780,000 800,220
Hyundai Capital America
2.750% due 09/27/26 ~ 1,560,000 1,517,417
5.650% due 06/26/26 ~ 1,080,000 1,092,026
O'Reilly Automotive, Inc.
5.750% due 11/20/26  500,000 509,328
Ross Stores, Inc.
0.875% due 04/15/26  1,060,000 1,021,393
18,571,325
Consumer, Non-Cyclical - 4.8%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  1,760,000 1,727,022
4.700% due 04/02/27  1,200,000 1,202,193
a
Principal
Amount Value
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  $ 1,180,000 $ 1,146,289
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,100,000 2,139,732
Centene Corp.
4.250% due 12/15/27  2,060,000 2,011,728
Cigna Group
3.400% due 03/01/27  1,780,000 1,746,077
CVS Health Corp.
1.300% due 08/21/27  1,500,000 1,385,453
2.875% due 06/01/26  1,580,000 1,548,538
6.250% due 06/01/27  500,000 516,756
HCA, Inc.
3.125% due 03/15/27  1,660,000 1,612,719
4.500% due 02/15/27  1,080,000 1,076,692
5.000% due 03/01/28  692,000 697,827
5.200% due 06/01/28  80,000 80,998
Humana, Inc.
1.350% due 02/03/27  1,020,000 961,088
3.950% due 03/15/27  1,600,000 1,578,627
Imperial Brands Finance PLC (United
Kingdom)
6.125% due 07/27/27 ~ 500,000 515,458
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
2.500% due 01/15/27  1,660,000 1,597,362
5.125% due 02/01/28  1,480,000 1,495,964
Mars, Inc.
4.450% due 03/01/27 ~ 682,000 683,500
4.600% due 03/01/28 ~ 1,157,000 1,161,869
24,885,892
Energy - 5.1%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,560,000 1,535,404
5.000% due 12/15/29 ~ 20,000 19,997
Cenovus Energy, Inc. (Canada)
4.250% due 04/15/27  600,000 595,115
DCP Midstream Operating LP
5.625% due 07/15/27  858,000 872,521
Diamondback Energy, Inc.
5.200% due 04/18/27  1,660,000 1,680,782
Enbridge, Inc. (Canada)
5.250% due 04/05/27  1,040,000 1,053,353
5.300% due 04/05/29  1,340,000 1,365,580
5.900% due 11/15/26  1,600,000 1,632,646
Energy Transfer LP
3.900% due 07/15/26  2,300,000 2,280,698
6.050% due 12/01/26  1,160,000 1,185,637
EQT Corp.
3.125% due 05/15/26 ~ 480,000 471,632
3.900% due 10/01/27  1,463,000 1,437,214
Hess Corp.
4.300% due 04/01/27  1,680,000 1,671,924
MPLX LP
1.750% due 03/01/26  1,600,000 1,558,494
Northwest Pipeline LLC
4.000% due 04/01/27  680,000 672,601
Occidental Petroleum Corp.
5.000% due 08/01/27  2,200,000 2,209,073
ONEOK, Inc.
4.000% due 07/13/27  1,300,000 1,284,380
4.250% due 09/24/27  1,720,000 1,705,161

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Plains All American Pipeline LP/PAA
Finance Corp.
4.500% due 12/15/26  $ 1,600,000 $ 1,599,380
Western Midstream Operating LP
4.650% due 07/01/26  1,680,000 1,679,407
26,510,999
Financial - 31.2%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 1,600,000 1,636,591
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  1,650,000 1,611,468
3.650% due 07/21/27  1,600,000 1,563,048
6.100% due 01/15/27  1,500,000 1,534,185
6.450% due 04/15/27  1,150,000 1,187,509
Ally Financial, Inc.
4.750% due 06/09/27  1,680,000 1,679,446
7.100% due 11/15/27  1,330,000 1,400,641
American Express Co.
5.098% due 02/16/28  1,640,000 1,660,050
5.389% due 07/28/27  40,000 40,434
6.338% due 10/30/26  1,600,000 1,615,643
American Tower Corp.
3.375% due 10/15/26  1,500,000 1,473,444
3.600% due 01/15/28  540,000 525,968
Aon North America, Inc.
5.125% due 03/01/27  600,000 606,628
ARES Capital Corp.
2.150% due 07/15/26  600,000 578,839
Ares Strategic Income Fund
5.700% due 03/15/28 ~ 1,061,000 1,061,287
Arthur J Gallagher & Co.
4.600% due 12/15/27  460,000 461,139
Athene Global Funding
1.608% due 06/29/26 ~ 900,000 868,004
4.860% due 08/27/26 ~ 500,000 501,662
4.950% due 01/07/27 ~ 2,100,000 2,108,267
5.516% due 03/25/27 ~ 120,000 122,020
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 97,655
4.950% due 01/15/28 ~ 2,923,000 2,911,592
6.375% due 05/04/28 ~ 500,000 517,576
Bank of America Corp.
1.658% due 03/11/27  1,780,000 1,731,843
3.559% due 04/23/27  1,760,000 1,741,269
3.824% due 01/20/28  1,780,000 1,758,040
4.948% due 07/22/28  1,180,000 1,189,660
5.819% due 09/15/29  1,640,000 1,699,877
5.933% due 09/15/27  1,760,000 1,794,821
Bank of Montreal (Canada)
4.567% due 09/10/27  1,720,000 1,721,204
5.266% due 12/11/26  600,000 608,155
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  1,720,000 1,712,281
Barclays PLC (United Kingdom)
2.279% due 11/24/27  1,400,000 1,346,359
4.837% due 09/10/28  1,300,000 1,301,381
5.674% due 03/12/28  1,600,000 1,628,772
5.829% due 05/09/27  1,800,000 1,822,286
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 57,839
7.300% due 11/27/28  1,500,000 1,587,043
a
Principal
Amount Value
BNP Paribas SA (France)
1.675% due 06/30/27 ~ $ 1,500,000 $ 1,447,863
Canadian Imperial Bank of Commerce
(Canada)
5.926% due 10/02/26  60,000 61,225
Capital One Financial Corp.
1.878% due 11/02/27  1,560,000 1,492,721
5.468% due 02/01/29  1,540,000 1,566,115
7.149% due 10/29/27  1,570,000 1,627,639
Citigroup, Inc.
1.122% due 01/28/27  1,680,000 1,631,960
1.462% due 06/09/27  1,680,000 1,618,589
3.070% due 02/24/28  1,600,000 1,555,311
Citizens Bank NA
4.575% due 08/09/28  1,000,000 997,470
Corebridge Financial, Inc.
3.650% due 04/05/27  1,660,000 1,631,322
Corebridge Global Funding
4.900% due 01/07/28 ~ 245,000 247,347
5.750% due 07/02/26 ~ 560,000 568,474
Crown Castle, Inc.
1.050% due 07/15/26  500,000 476,722
3.700% due 06/15/26  1,400,000 1,383,572
4.000% due 03/01/27  1,160,000 1,144,484
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 2,000,000 1,917,217
4.298% due 04/01/28 ~ 1,300,000 1,290,910
5.427% due 03/01/28 ~ 700,000 711,847
Deutsche Bank AG (Germany)
2.311% due 11/16/27  1,600,000 1,537,950
5.371% due 09/09/27  600,000 613,492
5.373% due 01/10/29  1,350,000 1,365,126
5.706% due 02/08/28  1,150,000 1,167,831
7.146% due 07/13/27  1,150,000 1,182,423
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 1,060,000 1,018,454
1.400% due 08/27/27 ~ 1,060,000 984,789
4.875% due 11/19/27 ~ 1,200,000 1,207,103
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 845,000 854,796
Goldman Sachs Bank USA
5.283% due 03/18/27  1,560,000 1,570,173
Goldman Sachs Group, Inc.
1.948% due 10/21/27  1,560,000 1,496,647
2.640% due 02/24/28  1,560,000 1,506,272
HPS Corporate Lending Fund
5.450% due 01/14/28 ~ 1,500,000 1,500,938
HSBC Holdings PLC (United Kingdom)
5.887% due 08/14/27  1,800,000 1,828,769
7.390% due 11/03/28  1,800,000 1,913,338
Huntington Bancshares, Inc.
4.000% due 05/15/25  300,000 299,651
4.443% due 08/04/28  1,130,000 1,122,534
Huntington National Bank
5.093% (SOFR + 0.720%)
due 04/12/28 § 1,311,000 1,309,369
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,117,000 1,121,375
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 1,600,000 1,566,645
Jackson Financial, Inc.
5.170% due 06/08/27  120,000 121,029

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Jackson National Life Global Funding
4.900% due 01/13/27 ~ $ 474,000 $ 476,179
5.324% (SOFR + 0.970%)
due 01/14/28 ~ § 1,500,000 1,512,599
5.550% due 07/02/27 ~ 1,700,000 1,732,897
JPMorgan Chase & Co.
1.470% due 09/22/27  1,080,000 1,033,266
1.578% due 04/22/27  1,680,000 1,629,388
2.069% due 06/01/29  1,970,000 1,824,331
2.182% due 06/01/28  1,680,000 1,599,157
2.947% due 02/24/28  1,700,000 1,651,886
5.012% due 01/23/30  1,680,000 1,699,028
Lloyds Banking Group PLC (United
Kingdom)
5.462% due 01/05/28  1,600,000 1,621,054
5.985% due 08/07/27  1,800,000 1,830,006
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  1,800,000 1,733,490
5.414% due 09/13/28  1,600,000 1,631,455
Morgan Stanley
1.512% due 07/20/27  1,790,000 1,721,044
1.593% due 05/04/27  1,880,000 1,820,947
3.591% due 07/22/28 § 1,880,000 1,833,534
3.772% due 01/24/29  1,680,000 1,643,636
5.656% due 04/18/30  1,640,000 1,691,138
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  1,200,000 1,158,006
3.073% due 05/22/28  1,800,000 1,742,128
5.516% due 09/30/28  1,400,000 1,425,879
PNC Financial Services Group, Inc.
5.300% due 01/21/28  1,860,000 1,885,991
6.615% due 10/20/27  2,100,000 2,164,774
Royal Bank of Canada (Canada)
5.069% due 07/23/27  1,680,000 1,690,487
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,169,000 1,183,318
Santander Holdings USA, Inc.
3.244% due 10/05/26  1,040,000 1,016,473
Societe Generale SA (France)
5.500% due 04/13/29 ~ 200,000 202,792
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  600,000 595,985
4.568% due 12/17/26  1,600,000 1,602,832
5.264% due 12/11/26  1,040,000 1,054,293
5.532% due 07/17/26  40,000 40,534
Truist Financial Corp.
1.125% due 08/03/27  1,700,000 1,576,669
1.267% due 03/02/27  1,109,000 1,075,406
4.873% due 01/26/29  1,060,000 1,066,304
5.435% due 01/24/30  80,000 81,673
6.047% due 06/08/27  1,730,000 1,759,293
U.S. Bancorp
3.100% due 04/27/26  50,000 49,282
6.787% due 10/26/27  1,660,000 1,715,618
UBS AG (Switzerland)
5.000% due 07/09/27  600,000 606,994
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 194,677
1.494% due 08/10/27 ~ 1,700,000 1,629,015
6.442% due 08/11/28 ~ 2,000,000 2,075,009
VICI Properties LP
due 04/01/28 # 87,000 87,234
4.750% due 02/15/28  1,640,000 1,641,168
a
Principal
Amount Value
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ $ 1,340,000 $ 1,326,262
Wells Fargo & Co.
2.393% due 06/02/28  1,580,000 1,508,232
3.196% due 06/17/27  1,600,000 1,574,511
3.526% due 03/24/28  1,520,000 1,489,770
4.900% due 01/24/28  1,098,000 1,104,379
5.707% due 04/22/28  1,080,000 1,103,721
6.303% due 10/23/29  660,000 694,174
Western Union Co.
1.350% due 03/15/26  1,060,000 1,025,455
161,956,791
Industrial - 0.9%
Boeing Co.
2.196% due 02/04/26  1,100,000 1,076,451
3.100% due 05/01/26  500,000 491,366
6.259% due 05/01/27  670,000 689,507
CNH Industrial Capital LLC
1.450% due 07/15/26  1,060,000 1,019,747
4.500% due 10/08/27  600,000 597,348
Ingersoll Rand, Inc.
5.197% due 06/15/27  660,000 669,406
4,543,825
Technology - 1.5%
Broadcom, Inc.
4.150% due 02/15/28  640,000 634,719
5.050% due 07/12/27  540,000 546,911
Dell International LLC/EMC Corp.
4.900% due 10/01/26  1,660,000 1,666,840
6.020% due 06/15/26  1,660,000 1,681,673
Marvell Technology, Inc.
1.650% due 04/15/26  600,000 582,338
Micron Technology, Inc.
5.327% due 02/06/29  770,000 781,599
6.750% due 11/01/29  490,000 525,865
VMware LLC
1.400% due 08/15/26  1,540,000 1,475,175
7,895,120
Utilities - 2.4%
AES Corp.
1.375% due 01/15/26  1,660,000 1,614,688
5.450% due 06/01/28  60,000 61,060
CenterPoint Energy, Inc.
5.250% due 08/10/26  60,000 60,564
Cleco Corporate Holdings LLC
3.743% due 05/01/26  560,000 553,129
Dominion Energy, Inc.
1.450% due 04/15/26  1,900,000 1,839,782
2.850% due 08/15/26  760,000 742,847
Exelon Corp.
2.750% due 03/15/27  1,660,000 1,607,122
FirstEnergy Corp.
3.900% due 07/15/27  1,600,000 1,573,695
FirstEnergy Transmission LLC
4.550% due 01/15/30  500,000 493,310
NiSource, Inc.
5.250% due 03/30/28  660,000 671,627
Pacific Gas & Electric Co.
3.150% due 01/01/26  1,100,000 1,085,963
5.450% due 06/15/27  700,000 707,320

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Southern Co.
5.500% due 03/15/29  $ 40,000 $ 41,264
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 1,618,000 1,624,291
12,676,662
Total Corporate Bonds & Notes
    (Cost $268,639,105) 269,950,705
MORTGAGE-BACKED SECURITIES - 3.8%
Collateralized Mortgage Obligations - Commercial - 3.8%
Bank
4.285% due 11/15/61 § 250,479 248,548
Benchmark Mortgage Trust
3.042% due 08/15/52  369,346 357,615
BLP Commercial Mortgage Trust
5.661% (SOFR + 1.342%)
due 03/15/41 ~ § 94,883 94,822
BX Commercial Mortgage Trust
5.104% (SOFR + 0.784%)
due 06/15/38 ~ § 1,220,419 1,216,232
5.612% (SOFR + 1.293%)
due 12/15/39 ~ § 709,850 709,072
5.711% (SOFR + 1.392%)
due 03/15/41 ~ § 1,491,613 1,495,654
5.761% (SOFR + 1.442%)
due 02/15/39 ~ § 700,819 702,130
5.763% (SOFR + 1.443%)
due 04/15/40 ~ § 855,000 855,812
BX Trust
5.069% (SOFR + 0.750%)
due 10/15/26 ~ § 96,963 96,458
5.463% (SOFR + 1.144%)
due 03/15/30 ~ § 1,114,000 1,109,937
5.469% (SOFR + 1.150%)
due 02/15/35 ~ § 494,000 488,580
5.713% (SOFR + 1.393%)
due 03/15/30 ~ § 163,000 162,248
5.761% (SOFR + 1.442%)
due 04/15/41 ~ § 879,094 881,884
5.810% (SOFR + 1.491%)
due 04/15/37 ~ § 87,441 87,504
COMM Mortgage Trust
3.317% due 09/10/50  811,261 798,762
DBGS Mortgage Trust
4.302% due 10/15/51  128,902 128,033
DTP Commercial Mortgage Trust
5.454% due 01/15/41 ~ § 100,000 102,211
ELP Commercial Mortgage Trust
5.135% (SOFR + 0.815%)
due 11/15/38 ~ § 1,127,687 1,123,273
Extended Stay America Trust
5.513% (SOFR + 1.194%)
due 07/15/38 ~ § 1,773,876 1,773,389
GS Mortgage Securities Trust
4.106% due 07/10/51 § 104,251 103,211
Hilton USA Trust
4.194% due 11/05/38 ~ § 359,000 354,348
JPMDB Commercial Mortgage Securities
Trust
3.492% due 03/15/50  334,739 330,659
a
Principal
Amount Value
Morgan Stanley Bank of America Merrill
Lynch Trust
3.514% due 12/15/49  $ 646,090 $ 638,859
Morgan Stanley Capital I Trust
1.925% due 07/15/53  600,000 551,488
SREIT Trust
5.164% (SOFR + 0.845%)
due 11/15/38 ~ § 366,373 364,258
5.513% (SOFR + 1.194%)
due 11/15/38 ~ § 88,070 87,574
TCO Commercial Mortgage Trust
5.562% (SOFR + 1.243%)
due 12/15/39 ~ § 169,000 168,806
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  1,703,145 1,668,053
3.063% due 12/15/52  54,933 53,231
3.212% due 09/15/50  411,536 405,048
3.933% due 03/15/52  2,114,239 2,088,356
5.270% due 03/15/38 ~ § 301,000 300,614
19,546,669
Collateralized Mortgage Obligations - Residential - 0.0%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 100,020 97,295
Total Mortgage-Backed Securities
    (Cost $19,623,007) 19,643,964
ASSET-BACKED SECURITIES - 13.0%
Automobile Other - 0.8%
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ 490,000 490,510
4.910% due 03/15/30 ~ 820,000 821,199
5.099% (SOFR + 0.750%)
due 03/15/29 ~ § 130,000 130,389
5.499% (SOFR + 1.150%)
due 06/15/28 ~ § 990,000 997,304
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  1,045,000 1,051,627
Securitized Term Auto Receivables Trust
(Canada)
5.038% due 07/25/31 ~ 135,439 136,168
5.185% due 07/25/31 ~ 573,357 576,449
4,203,646
Automobile Sequential - 3.9%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,340,000 1,337,598
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  50,000 50,245
CarMax Auto Owner Trust
4.840% due 01/15/30  45,000 45,505
Carvana Auto Receivables Trust
4.640% due 01/10/30  395,000 396,261
Enterprise Fleet Financing LLC
4.820% due 02/20/29 ~ 805,000 812,072
5.060% due 03/20/31 ~ 150,000 152,817
5.160% due 09/20/30 ~ 150,000 152,413
Ford Credit Auto Lease Trust
4.720% due 06/15/28  1,125,000 1,131,166
Ford Credit Auto Owner Trust
1.370% due 10/17/33 ~ 150,000 145,298
1.530% due 05/15/34 ~ 150,000 143,187

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.450% due 10/15/29  $ 1,650,000 $ 1,655,771
4.610% due 08/15/29  25,000 25,176
Ford Credit Floorplan Master Owner Trust A
5.099% (SOFR + 0.750%)
due 04/15/29 ~ § 730,000 733,250
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  2,150,000 2,161,228
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 143,154
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 100,624
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  1,695,000 1,704,898
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 695,000 699,954
5.410% due 05/17/27 ~ 130,000 131,199
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  30,000 30,293
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ 378,000 378,855
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  1,075,000 1,078,030
4.740% due 01/16/29  315,000 316,355
SFS Auto Receivables Securitization Trust
4.750% due 07/22/30 ~ 2,565,000 2,585,750
Toyota Auto Loan Extended Note Trust
1.070% due 02/27/34 ~ 150,000 145,495
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 1,475,000 1,484,944
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 120,817
Wheels Fleet Lease Funding 1 LLC
4.570% due 01/18/40 ~ 1,600,000 1,597,186
World Omni Auto Receivables Trust
4.730% due 03/15/30  890,000 900,129
20,359,670
Credit Card Bullet - 0.7%
American Express Credit Account Master
Trust
4.650% due 07/15/29  180,000 181,633
BA Credit Card Trust
4.790% due 05/15/28  111,000 111,540
Capital One Multi-Asset Execution Trust
2.060% due 08/15/28  95,000 92,178
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 1,900,000 1,919,344
5.530% due 05/15/29 ~ 1,315,000 1,327,469
3,632,164
Other Asset-Backed Securities - 7.6%
Affirm Asset Securitization Trust
5.220% due 12/17/29 ~ 72,252 72,232
Allegro CLO XV Ltd. (Cayman)
5.261% (SOFR + 0.950%)
due 04/20/38 ~ § 1,300,000 1,293,964
ARES LII CLO Ltd. (Cayman)
5.181% (SOFR + 0.880%)
due 04/22/31 ~ § 1,001,000 999,417
ARES XLV CLO Ltd. (Cayman)
5.552% (SOFR + 1.250%)
due 10/15/30 ~ § 800,000 800,917
ARES XXXIV CLO Ltd. (Cayman)
5.623% (SOFR + 1.320%)
due 04/17/33 ~ § 250,000 250,378
a
Principal
Amount Value
Barings CLO Ltd. (Cayman)
5.490% (SOFR + 1.140%)
due 01/20/36 ~ § $ 1,000,000 $ 997,704
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 2,160,000 2,164,992
Bowling Green Park CLO LLC
5.309% (SOFR + 1.000%)
due 04/18/35 ~ § 444,000 443,991
Buckhorn Park CLO Ltd. (Cayman)
5.363% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 249,499
CCG Receivables Trust
4.480% due 10/14/32 ~ 105,000 105,166
Cedar Funding VI CLO Ltd. (Cayman)
5.605% (SOFR + 1.312%)
due 04/20/34 ~ § 150,000 150,005
Dext ABS LLC
4.590% due 08/16/27 ~ 375,000 375,258
4.770% due 08/15/35 ~ 530,000 531,354
DLLAA LLC
4.950% due 09/20/29 ~ 1,255,000 1,272,080
Dllad LLC
5.300% due 07/20/29 ~ 150,000 152,596
Dryden 68 CLO Ltd. (Cayman)
5.402% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 249,104
Flatiron CLO 19 Ltd. (Cayman)
due 11/16/34 # ~ § 1,600,000 1,600,000
Flatiron RR CLO 22 LLC
5.234% (SOFR + 0.910%)
due 10/15/34 ~ § 2,140,000 2,123,962
Green Lakes Park CLO LLC (Cayman)
5.239% (SOFR + 0.950%)
due 01/25/38 ~ § 1,600,000 1,597,512
Hartwick Park CLO Ltd. (Jersey)
5.453% (SOFR + 1.160%)
due 01/20/37 ~ § 250,000 250,361
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 2,100,000 2,121,348
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 2,560,000 2,582,019
5.260% due 11/15/28 ~ 150,000 152,613
Madison Park Funding XLV Ltd. (Cayman)
5.382% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 249,069
Madison Park Funding XXVII Ltd. (Cayman)
5.217% (SOFR + 0.900%)
due 04/20/38 ~ § 1,650,000 1,649,932
Magnetite XXVI Ltd. (Cayman)
5.166% (SOFR + 0.930%)
due 01/25/38 ~ § 2,400,000 2,389,214
Palmer Square Loan Funding Ltd. (Cayman)
5.099% (SOFR + 0.800%)
due 02/15/33 ~ § 444,000 442,323
5.377% (SOFR + 1.080%)
due 08/08/32 ~ § 1,362,718 1,361,767
5.402% (SOFR + 1.100%)
due 04/15/31 ~ § 1,724,250 1,723,541
5.702% (SOFR + 1.400%)
due 04/15/31 ~ § 1,502,000 1,504,422
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 220,000 220,753
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 120,000 120,396

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, open futures contracts outstanding were as follows:
a
Principal
Amount Value
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ $ 2,700,000 $ 2,722,795
Valley Stream Park CLO Ltd. (Jersey)
5.483% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 249,491
Verizon Master Trust
4.510% due 03/20/30  1,270,000 1,271,648
4.620% due 11/20/30  260,000 262,069
4.710% due 01/21/31  1,250,000 1,261,815
Volvo Financial Equipment LLC
4.290% due 10/16/28 ~ 1,309,000 1,305,677
Voya CLO Ltd. (Cayman)
5.253% (SOFR + 0.950%)
due 04/20/38 ~ § 1,600,000 1,593,041
5.280% (SOFR + 1.000%)
due 01/20/38 ~ § 500,000 498,272
39,362,697
Total Asset-Backed Securities
    (Cost $67,368,938) 67,558,177
U.S. TREASURY OBLIGATIONS - 10.3%
U.S. Treasury Notes - 10.3%
3.500% due 09/30/26  26,983,800 26,808,300
4.250% due 03/15/27 ‡ 26,586,300 26,757,138
53,565,438
Total U.S. Treasury Obligations
    (Cost $53,276,420) 53,565,438
SHORT-TERM INVESTMENTS - 19.3%
U.S. Treasury Bills - 19.3%
4.311% due 06/26/25  50,500,000 49,994,523
4.324% due 07/22/25 ‡ 50,500,000 49,842,490
99,837,013
Total Short-Term Investments
(Cost $99,836,675) 99,837,013
TOTAL INVESTMENTS - 98.4%
(Cost $508,744,145) 510,555,297
DERIVATIVES - 0.1% 491,446
OTHER ASSETS & LIABILITIES, NET - 1.5% 7,907,369
NET ASSETS - 100.0% $ 518,954,112
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 06/25 792 $ 163,042,576 $ 164,080,126 ( $ 1,037,550 )
CBOT 5 Year U.S. Treasury Notes 06/25 146 15,523,655 15,790,812 (267,157)
Total Futures Contracts ( $ 1,304,707 )

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) As of March 31, 2025, swap agreements outstanding were as follows:
(c) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.375% S CIT 07/15/25 $ 86,004,731 $ 288,527 $ – $ 288,527
iShares Core U.S. Aggregate Bond ETF SOFR + 0.300% S GSC 07/15/25 25,045,148 84,752 – 84,752
iShares Core U.S. Aggregate Bond ETF SOFR + 0.380% S JPM 07/15/25 86,004,731 288,360 – 288,360
iShares Core U.S. Aggregate Bond ETF SOFR + 0.480% S JPM 09/16/25 175,355,696 581,120 – 581,120
iShares Core U.S. Aggregate Bond ETF SOFR + 0.500% S GSC 11/15/25 80,597,298 266,469 – 266,469
iShares Core U.S. Aggregate Bond ETF SOFR + 0.380% S JPM 11/15/25 92,536,596 310,261 – 310,261
$ 1,819,489 $ – $ 1,819,489
Total Return Swaps - Short
Pay Receive
Payment
Frequency
Receive Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.150% S JPM 07/15/25 $ 28,281,703 ( $ 23,336 ) $ – ( $ 23,336 )
a
Total Return Swaps $ 1,796,153 $ – $ 1,796,153
Total Swap Agreements $ 1,796,153 $ – $ 1,796,153
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 269,950,705 $ – $ 269,950,705 $ –
Mortgage-Backed Securities 19,643,964 – 19,643,964 –
Asset-Backed Securities 67,558,177 – 67,558,177 –
U.S. Treasury Obligations 53,565,438 – 53,565,438 –
Short-Term Investments 99,837,013 – 99,837,013 –
Derivatives:
Interest Rate Contracts
Swaps 1,819,489 – 1,819,489 –
Total Assets 512,374,786 – 512,374,786 –
Liabilities Derivatives:
Interest Rate Contracts
Futures (1,304,707) (1,304,707) – –
Swaps (23,336) – (23,336) –
Total Interest Rate Contracts (1,328,043) (1,304,707) (23,336) –
Total Liabilities (1,328,043) (1,304,707) (23,336) –
Total $ 511,046,743 ( $ 1,304,707 ) $ 512,351,450 $ –

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 38.8%
Basic Materials - 0.2%
Rio Tinto Finance USA PLC (Australia)
5.250% due 03/14/35  $ 350,000 $ 352,821
Vale Overseas Ltd. (Brazil)
6.400% due 06/28/54  250,000 246,965
599,786
Communications - 0.4%
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.500% due 06/01/41  1,250,000 866,682
Verizon Communications, Inc.
3.400% due 03/22/41  500,000 385,181
1,251,863
Consumer, Cyclical - 4.9%
American Airlines Pass-Through Trust
Class AA
3.200% due 12/15/29  2,486,525 2,371,580
3.600% due 03/22/29  2,237,097 2,169,573
American Airlines Pass-Through Trust
Class B
3.950% due 01/11/32  503,750 475,369
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.750% due 04/20/29 ~ 1,000,000 979,372
AutoNation, Inc.
5.890% due 03/15/35  750,000 748,998
British Airways Pass-Through Trust Class A
(United Kingdom)
3.350% due 12/15/30 ~ 1,180,015 1,125,800
British Airways Pass-Through Trust
Class AA (United Kingdom)
3.300% due 06/15/34 ~ 2,215,813 2,068,554
Delta Air Lines Pass-Through Trust
Class AA
3.625% due 01/30/29  234,285 228,072
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~ 94 93
4.750% due 10/20/28 ~ 1,000,000 996,155
Hyatt Hotels Corp.
5.375% due 12/15/31  400,000 398,583
Mileage Plus Holdings LLC/Mileage Plus
Intellectual Property Assets Ltd.
6.500% due 06/20/27 ~ 225,000 226,110
New Red Finance, Inc. (Canada)
3.875% due 01/15/28 ~ 1,250,000 1,195,787
Royal Caribbean Cruises Ltd.
5.625% due 09/30/31 ~ 1,050,000 1,031,765
Stellantis Finance U.S., Inc.
6.450% due 03/18/35 ~ 200,000 198,654
United Airlines Pass-Through Trust Class A
2.900% due 11/01/29  310,593 290,385
5.800% due 07/15/37  477,657 485,889
United Airlines Pass-Through Trust
Class AA
4.150% due 02/25/33  493,188 472,927
5.450% due 08/15/38  396,519 401,015
15,864,681
a
Principal
Amount Value
Consumer, Non-Cyclical - 2.9%
Anheuser-Busch InBev Worldwide, Inc.
(Belgium)
5.450% due 01/23/39  $ 1,500,000 $ 1,524,210
Block, Inc.
2.750% due 06/01/26  2,000,000 1,941,447
Elevance Health, Inc.
5.650% due 06/15/54  500,000 482,650
J.M. Smucker Co.
6.200% due 11/15/33  1,000,000 1,065,345
JBS USA LUX SARL/JBS USA Food Co./
JBS USA Foods Group
5.950% due 04/20/35 ~ 550,000 565,840
Laboratory Corp. of America Holdings
4.800% due 10/01/34  800,000 770,631
Mars, Inc.
5.200% due 03/01/35 ~ 400,000 402,154
5.700% due 05/01/55 ~ 500,000 499,935
UnitedHealth Group, Inc.
5.750% due 07/15/64  2,000,000 1,968,608
9,220,820
Energy - 2.7%
DT Midstream, Inc.
5.800% due 12/15/34 ~ 550,000 552,996
Eastern Energy Gas Holdings LLC
5.650% due 10/15/54  900,000 869,643
Energy Transfer LP
5.000% due 05/15/44  1,500,000 1,295,411
6.500% due 11/15/26  750,000 750,991
7.375% due 02/01/31 ~ 1,000,000 1,050,275
MPLX LP
5.650% due 03/01/53  1,000,000 925,456
Petroleos Mexicanos (Mexico)
6.500% due 03/13/27  1,750,000 1,713,217
6.875% due 08/04/26  1,500,000 1,492,033
8,650,022
Financial - 14.8%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
due 01/31/56 # 750,000 744,930
Arthur J Gallagher & Co.
5.150% due 02/15/35  600,000 595,112
Atlas Warehouse Lending Co. LP
6.250% due 01/15/30 ~ 1,250,000 1,257,241
Aviation Capital Group LLC
5.125% due 04/10/30 ~ 350,000 348,210
Banco Mercantil del Norte SA (Mexico)
8.375% due 10/14/30 ~ 907,000 918,736
8.375% due 05/20/31 ~ 1,400,000 1,389,552
Banco Santander SA (Spain)
6.033% due 01/17/35  650,000 673,335
Bank of America Corp.
2.482% due 09/21/36  1,000,000 834,263
5.162% due 01/24/31  200,000 202,805
5.511% due 01/24/36  750,000 763,581
Bank of Nova Scotia (Canada)
7.350% due 04/27/85  950,000 943,572
Barclays PLC (United Kingdom)
5.785% due 02/25/36  400,000 402,334

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
BBVA Mexico SA Institucion De Banca
Multiple Grupo Financiero BBVA Mexico
(Mexico)
8.125% due 01/08/39 ~ $ 2,000,000 $ 2,039,496
BNP Paribas SA (France)
5.786% due 01/13/33 ~ 1,400,000 1,431,916
BPCE SA (France)
6.293% due 01/14/36 ~ 750,000 775,996
Brixmor Operating Partnership LP
5.750% due 02/15/35  1,500,000 1,524,808
Capital One Financial Corp.
6.183% due 01/30/36  400,000 399,223
Citigroup, Inc.
5.411% due 09/19/39  1,000,000 956,999
6.020% due 01/24/36  450,000 454,470
Credit Agricole SA (France)
5.862% due 01/09/36 ~ 500,000 511,774
6.700% due 09/23/34 ~ 575,000 555,018
Extra Space Storage LP
5.400% due 02/01/34  1,000,000 1,001,670
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  2,600,000 2,252,776
5.625% due 09/15/34  500,000 492,074
Goldman Sachs Group, Inc.
2.615% due 04/22/32  250,000 218,355
5.536% due 01/28/36  700,000 710,040
5.851% due 04/25/35  500,000 516,927
High Street Funding Trust III
5.807% due 02/15/55 ~ 500,000 493,540
Host Hotels & Resorts LP
2.900% due 12/15/31  1,400,000 1,215,601
HSBC Holdings PLC (United Kingdom)
5.450% due 03/03/36  650,000 647,851
6.950% due 08/27/31  600,000 598,925
JPMorgan Chase & Co.
4.946% due 10/22/35  1,000,000 978,981
5.294% due 07/22/35  1,500,000 1,506,671
5.766% due 04/22/35  450,000 467,899
6.500% due 04/01/30  1,100,000 1,128,537
Liberty Mutual Group, Inc.
4.300% due 02/01/61 ~ 1,000,000 624,364
Massachusetts Mutual Life Insurance Co.
5.672% due 12/01/52 ~ 1,000,000 987,488
MetLife, Inc.
6.350% due 03/15/55  200,000 200,680
Morgan Stanley
2.484% due 09/16/36  2,000,000 1,658,678
5.831% due 04/19/35  1,500,000 1,555,151
Northwestern Mutual Life Insurance Co.
3.850% due 09/30/47 ~ 1,500,000 1,148,032
Phillips Edison Grocery Center Operating
Partnership I LP
4.950% due 01/15/35  1,000,000 950,166
Royal Bank of Canada (Canada)
6.350% due 11/24/84  1,500,000 1,427,781
State Street Corp.
6.450% due 09/15/30  550,000 550,889
UBS Group AG (Switzerland)
6.850% due 09/10/29 ~ 750,000 747,520
7.750% due 04/12/31 ~ 1,500,000 1,564,425
Ventas Realty LP
5.000% due 01/15/35  1,000,000 967,754
a
Principal
Amount Value
VICI Properties LP/VICI Note Co., Inc.
4.625% due 12/01/29 ~ $ 2,700,000 $ 2,621,860
Wells Fargo & Co.
5.557% due 07/25/34  1,500,000 1,526,874
Westpac Banking Corp. (Australia)
5.618% due 11/20/35  1,250,000 1,242,401
47,727,281
Industrial - 1.5%
Amcor Flexibles North America, Inc.
5.500% due 03/17/35 ~ 600,000 602,404
BAE Systems PLC (United Kingdom)
5.300% due 03/26/34 ~ 750,000 759,651
Boeing Co.
6.528% due 05/01/34  1,000,000 1,072,061
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  2,100,000 1,806,085
Sonoco Products Co.
5.000% due 09/01/34  450,000 430,663
4,670,864
Technology - 2.3%
Fiserv, Inc.
5.150% due 08/12/34  1,000,000 992,433
Hewlett Packard Enterprise Co.
5.000% due 10/15/34  550,000 536,035
Intel Corp.
4.750% due 03/25/50  1,500,000 1,209,523
Kyndryl Holdings, Inc.
3.150% due 10/15/31  1,250,000 1,098,237
Oracle Corp.
5.500% due 09/27/64  2,000,000 1,814,601
Roper Technologies, Inc.
4.900% due 10/15/34  1,000,000 977,831
Synopsys, Inc.
5.150% due 04/01/35  750,000 754,236
7,382,896
Utilities - 9.1%
AES Corp.
5.800% due 03/15/32  1,350,000 1,364,743
Brooklyn Union Gas Co.
4.632% due 08/05/27 ~ 1,250,000 1,247,454
Dominion Energy, Inc.
6.625% due 05/15/55  1,100,000 1,095,023
DTE Energy Co.
5.850% due 06/01/34  1,250,000 1,293,002
Duke Energy Ohio, Inc.
5.650% due 04/01/53  1,000,000 983,626
Duke Energy Progress NC Storm Funding
LLC
2.387% due 07/01/39  2,650,000 2,201,534
Edison International
5.000% due 12/15/26  1,500,000 1,358,908
8.125% due 06/15/53  1,675,000 1,637,647
IPALCO Enterprises, Inc.
4.250% due 05/01/30  1,250,000 1,190,551
KeySpan Gas East Corp.
3.586% due 01/18/52 ~ 1,250,000 847,719
National Grid PLC (United Kingdom)
5.809% due 06/12/33  750,000 773,393
Nevada Power Co.
5.900% due 05/01/53  1,750,000 1,753,380

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
NiSource, Inc.
6.950% due 11/30/54  $ 750,000 $ 762,290
Oncor Electric Delivery Co. LLC
5.550% due 06/15/54  1,250,000 1,222,082
PacifiCorp
5.500% due 05/15/54  1,000,000 939,581
7.375% due 09/15/55  750,000 761,526
PG&E Energy Recovery Funding LLC
2.280% due 01/15/38  1,200,000 968,741
PG&E Wildfire Recovery Funding LLC
3.594% due 06/01/32  703,772 687,550
Piedmont Natural Gas Co., Inc.
5.050% due 05/15/52  1,000,000 893,254
Sempra
4.125% due 04/01/52  1,250,000 1,177,711
6.400% due 10/01/54  1,800,000 1,711,784
Texas Electric Market Stabilization Funding
N LLC
4.265% due 08/01/36 ~ 874,491 864,646
Vistra Operations Co. LLC
5.700% due 12/30/34 ~ 700,000 697,037
6.950% due 10/15/33 ~ 850,000 913,698
XPLR Infrastructure Operating Partners LP
7.250% due 01/15/29 ~ 2,000,000 1,969,513
29,316,393
Total Corporate Bonds & Notes
    (Cost $127,333,354) 124,684,606
SENIOR LOAN NOTES - 12.2%
Consumer, Cyclical - 2.2%
BCPE Empire Holdings, Inc. Term B
7.575% (SOFR + 3.250%)
due 12/11/30 § 1,985,025 1,960,625
Caesars Entertainment, Inc. Term B1
6.563% (SOFR + 2.250%)
due 02/06/31 § 728,822 725,405
Clarios Global LP Term B
7.075% (SOFR + 2.750%)
due 01/28/32 § 250,000 247,188
ClubCorp Holdings, Inc. Term B
9.561% (SOFR + 5.000%)
due 09/18/26 § 1,704,173 1,709,073
Marriott Ownership Resorts, Inc. Term B
6.575% (SOFR + 2.250%)
due 04/01/31 § 742,509 743,051
SeaWorld Parks & Entertainment, Inc.
Term B3
6.325% (SOFR + 2.000%)
due 12/04/31 § 1,831,352 1,832,496
7,217,838
Consumer, Non-Cyclical - 2.1%
Allied Universal Holdco LLC Term B
8.175% (SOFR + 3.750%)
due 05/12/28 § 1,591,777 1,591,777
Belron Finance LLC Term B
7.052% (SOFR + 2.750%)
due 10/16/31 § 497,500 497,345
Boost Newco Borrower LLC Term B2
6.299% (SOFR + 2.000%)
due 01/31/31 § 995,000 990,335
a
Principal
Amount Value
Grant Thornton Advisors Holdings LLC
Term B
7.075% (SOFR + 2.750%)
due 06/02/31 § $ 993,759 $ 989,101
Medline Borrower LP Term B
6.575% (SOFR + 2.250%)
due 10/23/28 § 1,708,476 1,707,122
Wand NewCo 3, Inc. Term B2
6.825% (SOFR + 2.500%)
due 01/30/31 § 952,233 939,537
6,715,217
Energy - 0.1%
Buckeye Partners LP Term B
6.075% (SOFR + 1.750%)
due 11/01/26 § 380,966 381,175
Financial - 2.5%
AssuredPartners, Inc. Term B5
7.825% (SOFR + 3.500%)
due 02/14/31 § 1,732,500 1,736,291
Avolon TLB Borrower 1 U.S. LLC Term B6
(Ireland)
6.069% (SOFR + 1.750%)
due 06/24/30 § 967,653 967,895
Deerfield Dakota Holding LLC Term B
8.049% (SOFR + 3.750%)
due 04/09/27 § 978,013 929,112
Delos Aircraft DAC Term B (Ireland)
6.049% (SOFR + 1.750%)
due 10/31/27 § 1,850,000 1,853,931
HUB International Ltd. Term B
6.787% (SOFR + 2.500%)
due 06/20/30 § 1,454,660 1,449,841
SBA Senior Finance II LLC Term B
6.080% (SOFR + 1.750%)
due 01/25/31 § 968,127 968,530
7,905,600
Industrial - 3.8%
Chariot Buyer LLC Term B
7.675% (SOFR + 3.250%)
due 11/03/28 § 1,474,536 1,464,398
Dynasty Acquisition Co., Inc.
Term B1
6.325% (SOFR + 2.000%)
due 10/31/31 § 1,047,015 1,045,297
Term B2
6.325% (SOFR + 2.000%)
due 10/31/31 § 398,251 397,598
Husky Injection Molding Systems Ltd. Term
B (Canada)
8.724% (SOFR + 4.500%)
due 02/15/29 § 1,626,234 1,621,965
Kaman Corp. Term B
due 02/26/32 ± ∞
φ
86,207 86,315
4.275% (SOFR + 2.750%)
due 02/26/32 § 913,793 902,799
Proampac PG Borrower LLC Term B
8.302% (SOFR + 4.000%)
due 09/15/28 § 1,919,452 1,915,853

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Roper Industrial Products Investment Co.
LLC Term B
7.049% (SOFR + 2.750%)
due 11/22/29 § $ 970,200 $ 966,804
TK Elevator U.S. Newco, Inc. Term B
(Germany)
7.737% (SOFR + 3.000%)
due 04/30/30 § 1,965,261 1,967,718
TransDigm, Inc. Term J
6.799% (SOFR + 2.500%)
due 02/28/31 § 1,733,172 1,726,180
12,094,927
Technology - 1.5%
Central Parent LLC Term B
7.549% (SOFR + 3.025%)
due 07/06/29 § 874,073 750,974
Epicor Software Corp. Term B
7.075% (SOFR + 2.750%)
due 05/30/31 § 1,990,000 1,987,515
UKG, Inc. Term B
7.300% (SOFR + 3.000%)
due 02/10/31 § 2,109,324 2,108,554
4,847,043
Total Senior Loan Notes
    (Cost $39,270,327) 39,161,800
MORTGAGE-BACKED SECURITIES - 17.1%
Collateralized Mortgage Obligations - Commercial - 0.4%
CHI Commercial Mortgage Trust
5.665% due 04/15/42 ~ § 900,000 905,928
Velocity Commercial Capital Loan Trust
6.030% due 02/25/55 ~ § 299,616 300,966
1,206,894
Collateralized Mortgage Obligations - Residential - 5.2%
Angel Oak Mortgage Trust
5.420% due 03/25/70 ~ § 900,000 901,379
5.637% due 02/25/70 ~ § 1,044,888 1,051,518
5.691% due 01/25/70 ~ § 1,190,912 1,194,710
Bravo Residential Funding Trust
5.604% due 12/25/64 ~ § 1,723,609 1,728,528
BRAVO Residential Funding Trust
5.573% due 03/25/65 ~ 800,000 800,955
JP Morgan Mortgage Trust
5.591% due 06/25/65 ~ § 500,000 501,942
5.592% due 02/25/64 ~ § 476,881 479,192
LHOME Mortgage Trust
5.652% due 01/25/40 ~ § 400,000 401,266
Morgan Stanley Residential Mortgage Loan
Trust
5.649% due 10/25/69 ~ § 959,148 961,943
OBX Trust
5.400% due 02/25/55 ~ § 1,486,519 1,483,544
5.547% due 12/25/64 ~ § 530,065 531,129
5.597% due 11/25/64 ~ § 1,645,539 1,650,347
5.648% due 12/01/64 ~ § 991,384 995,353
PRET Trust
4.000% due 07/25/69 ~ § 585,944 563,154
PRKCM Trust
5.546% due 02/25/60 ~ § 975,000 977,317
a
Principal
Amount Value
Seasoned Credit Risk Transfer Trust
3.250% due 11/25/64  $ 2,838,900 $ 2,441,280
16,663,557
Federal Home Loan Mortgage Corp. - 3.2%
3.000% due 07/01/52  1,750,864 1,520,258
4.000% due 02/01/55  990,738 924,737
5.500% due 05/01/38 - 10/01/53 4,085,657 4,129,977
6.000% due 01/01/39  1,872,083 1,925,860
6.500% due 07/01/53  1,686,451 1,746,762
10,247,594
Federal National Mortgage Association - 5.5%
3.000% due 02/01/50 - 10/01/53 1,221,682 1,076,881
3.500% due 07/01/43  696,604 649,484
4.000% due 04/01/54  1,342,996 1,253,738
4.500% due 04/01/50  799,398 778,506
5.000% due 11/01/52 - 11/01/54 1,780,171 1,774,433
5.500% due 09/01/44 - 01/01/55 3,024,834 3,042,292
6.000% due 07/01/53 - 09/01/53 3,659,528 3,721,184
6.500% due 09/01/53  5,316,087 5,491,706
17,788,224
Government National Mortgage Association - 2.8%
3.000% due 07/20/52  1,673,399 1,483,759
4.500% due 12/20/54  1,691,427 1,623,606
6.000% due 12/20/52 2,231,941 2,267,688
6.000% due 10/20/53  3,682,014 3,755,830
9,130,883
Total Mortgage-Backed Securities
    (Cost $54,675,344) 55,037,152
ASSET-BACKED SECURITIES - 13.6%
Automobile Sequential - 0.0%
Ford Credit Auto Owner Trust
1.290% due 06/15/26  46,097 45,943
Other Asset-Backed Securities - 13.6%
Benefit Street Partners CLO XXV Ltd.
(Cayman)
5.316% (SOFR + 1.000%)
due 01/15/35 ~ § 1,000,000 993,737
Elmwood CLO 38 Ltd. (Cayman)
5.426% (SOFR + 1.150%)
due 04/22/38 ~ § 850,000 843,295
GreenSky Home Improvement Issuer Trust
5.220% due 03/25/60 ~ 200,000 200,235
Hilton Grand Vacations Trust
3.610% due 06/20/34 ~ 111,424 109,523
Magnetite XXVI Ltd. (Cayman)
5.416% (SOFR + 1.150%)
due 01/25/38 ~ § 1,350,000 1,343,515
Mosaic Solar Loan Trust
6.120% due 08/22/50 ~ 359,582 363,424
MVW LLC
1.740% due 10/20/37 ~ 68,645 66,400
4.930% due 10/20/40 ~ 1,000,599 1,009,015
Navient Private Education Loan Trust
2.460% due 11/15/68 ~ 208,955 201,017
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~ 196,475 178,718
0.940% due 07/15/69 ~ 2,961,860 2,693,549

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
1.220% due 07/15/69 ~ $ 402,591 $ 375,635
1.310% due 01/15/69 ~ 267,566 251,569
1.690% due 05/15/69 ~ 1,399,092 1,308,152
2.640% due 05/15/68 ~ 198,659 193,863
4.160% due 10/15/70 ~ 2,717,259 2,662,899
Navient Student Loan Trust
1.310% due 12/26/69 ~ 805,141 685,302
1.320% due 08/26/69 ~ 635,769 546,597
3.390% due 12/15/59 ~ 899,326 880,926
5.054% (SOFR + 0.714%)
due 12/26/69 ~ § 483,568 480,676
5.504% (SOFR + 1.164%)
due 06/25/69 ~ § 498,142 498,861
Neuberger Berman Loan Advisers CLO 31
Ltd. (Cayman)
5.533% (SOFR + 1.230%)
due 01/20/39 ~ § 1,000,000 996,411
OCP Aegis CLO Ltd. (Jersey)
5.843% (SOFR + 1.550%)
due 01/20/36 ~ § 850,000 850,164
OneMain Financial Issuance Trust
4.130% due 05/14/35 ~ 1,350,000 1,343,670
OWN Equipment Fund I LLC
5.700% due 12/20/32 ~ 286,458 289,045
Pagaya AI Debt Grantor Trust
5.628% due 07/15/32 ~ 100,000 100,623
Palmer Square Loan Funding Ltd. (Cayman)
5.752% (SOFR + 1.450%)
due 10/15/32 ~ § 1,050,000 1,048,271
5.900% (SOFR + 1.450%)
due 01/15/33 ~ § 1,700,000 1,694,358
5.955% (SOFR + 1.662%)
due 07/20/29 ~ § 2,500,000 2,503,669
5.964% (SOFR + 1.662%)
due 10/15/29 ~ § 4,800,000 4,809,972
SBA Small Business Investment Cos.
5.035% due 03/10/34  3,764,667 3,814,989
SLM Student Loan Trust
5.368% (SOFR + 0.812%)
due 10/25/64 ~ § 363,179 361,251
SMB Private Education Loan Trust
1.070% due 01/15/53 ~ 1,126,235 1,007,602
1.290% due 07/15/53 ~ 432,549 406,149
1.680% due 02/15/51 ~ 590,534 551,676
2.230% due 09/15/37 ~ 1,303,643 1,255,864
2.820% due 10/15/35 ~ 199,361 196,704
2.880% due 09/15/34 ~ 218,494 217,353
3.440% due 07/15/36 ~ 422,987 416,260
3.500% due 02/15/36 ~ 214,341 211,179
3.600% due 01/15/37 ~ 251,623 248,275
3.630% due 11/15/35 ~ 213,761 210,831
4.480% due 05/16/50 ~ 945,341 938,379
5.060% due 03/16/54 ~ 1,369,555 1,378,947
5.164% (SOFR + 0.844%)
due 01/15/53 ~ § 2,739,447 2,691,697
SoFi Professional Loan Program LLC
2.540% due 05/15/46 ~ 398,779 382,937
43,813,184
Total Asset-Backed Securities
    (Cost $44,386,063) 43,859,127
a
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 17.1%
U.S. Treasury Bonds - 13.1%
1.250% due 05/15/50  $ 3,750,000 $ 1,863,135
1.375% due 08/15/50  2,750,000 1,402,178
2.000% due 02/15/50  1,750,000 1,059,434
2.000% due 08/15/51  2,500,000 1,489,648
2.250% due 02/15/52  7,500,000 4,733,203
2.750% due 11/15/47  3,000,000 2,189,297
2.875% due 05/15/52  8,250,000 5,992,529
3.000% due 08/15/52  10,000,000 7,449,023
3.625% due 02/15/53  9,000,000 7,582,676
4.500% due 11/15/54  6,000,000 5,913,750
4.625% due 11/15/44  1,300,000 1,302,031
4.625% due 02/15/55  1,000,000 1,006,875
41,983,779
U.S. Treasury Notes - 4.0%
4.000% due 02/28/30  1,000,000 1,002,422
4.125% due 02/29/32  2,000,000 2,005,625
4.250% due 11/15/34  1,500,000 1,504,687
4.625% due 02/15/35  8,200,000 8,472,266
12,985,000
Total U.S. Treasury Obligations
    (Cost $64,273,245) 54,968,779
TOTAL INVESTMENTS - 98.8%
(Cost $329,938,333) 317,711,464
OTHER ASSETS & LIABILITIES, NET - 1.2% 3,950,485
NET ASSETS - 100.0% $ 321,661,949

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 124,684,606 $ – $ 124,684,606 $ –
Senior Loan Notes 39,161,800 – 39,075,485 86,315
Mortgage-Backed Securities 55,037,152 – 55,037,152 –
Asset-Backed Securities 43,859,127 – 43,859,127 –
U.S. Treasury Obligations 54,968,779 – 54,968,779 –
Total $ 317,711,464 $ – $ 317,625,149 $ 86,315

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
PREFERRED STOCKS - 0.2%
Industrial - 0.2%
spacing
Boeing Co. * 53,408 $ 3,195,401
Total Preferred Stocks
    (Cost $2,721,765) 3,195,401
Principal
Amount
CORPORATE BONDS & NOTES - 37.0%
Basic Materials - 2.5%
Alpek SAB de CV (Mexico)
3.250% due 02/25/31 ~ $ 245,000 212,638
Alumina Pty. Ltd.
6.125% due 03/15/30 ~ 1,545,000 1,542,340
Anglo American Capital PLC (South Africa)
3.950% due 09/10/50 ~ 430,000 319,505
5.625% due 04/01/30 ~ 1,655,000 1,702,475
ArcelorMittal SA (Luxembourg)
6.800% due 11/29/32  425,000 457,629
BHP Billiton Finance USA Ltd. (Australia)
5.300% due 02/21/35  970,000 978,823
Braskem America Finance Co. (Brazil)
7.125% due 07/22/41 ~ 2,795,000 2,315,450
Eastman Chemical Co.
5.000% due 08/01/29  1,075,000 1,081,090
First Quantum Minerals Ltd. (Zambia)
9.375% due 03/01/29 ~ 1,285,000 1,352,971
FMG Resources August 2006 Pty. Ltd.
(Australia)
4.375% due 04/01/31 ~ 1,310,000 1,184,362
Freeport Indonesia PT (Indonesia)
5.315% due 04/14/32 ~ 1,030,000 1,011,282
Fresnillo PLC (Mexico)
4.250% due 10/02/50 ~ 1,835,000 1,342,288
Glencore Funding LLC (Australia)
due 04/01/35 # ~ 780,000 783,263
6.375% due 10/06/30 ~ 2,700,000 2,863,937
6.500% due 10/06/33 ~ 15,075,000 16,152,739
Methanex U.S. Operations, Inc.
6.250% due 03/15/32 ~ 1,110,000 1,082,224
Nutrien Ltd. (Canada)
5.800% due 03/27/53  670,000 661,860
OCP SA (Morocco)
3.750% due 06/23/31 ~ 1,210,000 1,075,484
6.750% due 05/02/34 ~ 1,355,000 1,394,337
Orbia Advance Corp. SAB de CV (Mexico)
5.875% due 09/17/44 ~ 2,355,000 2,028,149
POSCO (South Korea)
5.625% due 01/17/26 ~ 770,000 776,369
Rio Tinto Finance USA PLC (Australia)
5.750% due 03/14/55  380,000 380,899
5.875% due 03/14/65  460,000 465,739
Sociedad Quimica y Minera de Chile SA
(Chile)
3.500% due 09/10/51 ~ 1,555,000 1,038,433
6.500% due 11/07/33 ~ 1,985,000 2,090,598
Steel Dynamics, Inc.
5.250% due 05/15/35  745,000 738,207
5.375% due 08/15/34  1,810,000 1,815,576
46,848,667
a
Principal
Amount Value
Communications - 3.9%
Alibaba Group Holding Ltd. (China)
3.250% due 02/09/61  $ 440,000 $ 279,327
AT&T, Inc.
3.650% due 09/15/59  4,030,000 2,720,159
Baidu, Inc. (China)
3.075% due 04/07/25  705,000 704,844
Bharti Airtel Ltd. (India)
4.375% due 06/10/25 ~ 2,140,000 2,138,218
CCO Holdings LLC/CCO Holdings Capital
Corp.
4.250% due 01/15/34 ~ 2,270,000 1,868,766
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.700% due 04/01/51  1,130,000 713,097
3.900% due 06/01/52  415,000 268,537
4.400% due 12/01/61  2,315,000 1,538,441
4.800% due 03/01/50  3,900,000 2,942,217
5.125% due 07/01/49  425,000 337,566
5.250% due 04/01/53  2,955,000 2,389,502
6.834% due 10/23/55  1,235,000 1,202,630
Corning, Inc.
5.450% due 11/15/79  1,610,000 1,468,379
CSC Holdings LLC
3.375% due 02/15/31 ~ 330,000 236,696
4.500% due 11/15/31 ~ 3,825,000 2,778,515
4.625% due 12/01/30 ~ 3,625,000 1,768,737
DISH DBS Corp.
5.250% due 12/01/26 ~ 690,000 634,676
5.750% due 12/01/28 ~ 1,070,000 904,388
EchoStar Corp.
10.750% due 11/30/29  5,092,925 5,355,989
Empresa Nacional de Telecomunicaciones
SA (Chile)
3.050% due 09/14/32 ~ 535,000 449,978
Expedia Group, Inc.
5.400% due 02/15/35  4,000,000 3,986,585
MercadoLibre, Inc. (Brazil)
3.125% due 01/14/31  745,000 660,657
Millicom International Cellular SA
(Guatemala)
4.500% due 04/27/31 ~ 620,000 549,802
Motorola Solutions, Inc.
5.400% due 04/15/34  2,835,000 2,869,558
Netflix, Inc.
4.875% due 06/15/30 ~ 6,520,000 6,590,877
4.900% due 08/15/34  435,000 435,479
Prosus NV (China)
3.061% due 07/13/31 ~ 3,015,000 2,601,685
3.832% due 02/08/51 ~ 450,000 289,434
Sprint Capital Corp.
8.750% due 03/15/32  2,275,000 2,737,261
T-Mobile USA, Inc.
2.550% due 02/15/31  2,510,000 2,213,453
2.700% due 03/15/32  8,100,000 7,009,253
4.700% due 01/15/35  10,000 9,628
Tencent Holdings Ltd. (China)
3.290% due 06/03/60 ~ 1,965,000 1,298,285
Time Warner Cable LLC
4.500% due 09/15/42  2,020,000 1,540,084
5.500% due 09/01/41  125,000 108,511
6.750% due 06/15/39  3,460,000 3,460,442

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Uber Technologies, Inc.
4.500% due 08/15/29 ~ $ 3,285,000 $ 3,233,158
4.800% due 09/15/34  1,250,000 1,215,325
Ziff Davis, Inc.
4.625% due 10/15/30 ~ 1,705,000 1,548,637
73,058,776
Consumer, Cyclical - 3.5%
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.750% due 04/20/29 ~ 1,120,000 1,096,896
American Builders & Contractors Supply
Co., Inc.
3.875% due 11/15/29 ~ 460,000 422,283
BorgWarner, Inc.
5.400% due 08/15/34  960,000 950,145
Caesars Entertainment, Inc.
6.500% due 02/15/32 ~ 670,000 668,320
Carnival Corp.
4.000% due 08/01/28 ~ 1,140,000 1,091,379
5.750% due 03/15/30 ~ 2,315,000 2,307,429
6.125% due 02/15/33 ~ 3,885,000 3,831,347
Choice Hotels International, Inc.
5.850% due 08/01/34  525,000 526,436
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~ 56,250 56,060
4.750% due 10/20/28 ~ 1,880,000 1,872,771
Dick's Sporting Goods, Inc.
4.100% due 01/15/52  1,530,000 1,099,258
DR Horton, Inc.
5.000% due 10/15/34  1,605,000 1,564,949
5.500% due 10/15/35  695,000 699,199
El Puerto de Liverpool SAB de CV (Mexico)
6.255% due 01/22/32 ~ 765,000 777,358
6.658% due 01/22/37 ~ 1,080,000 1,097,125
Falabella SA (Chile)
3.375% due 01/15/32 ~ 1,230,000 1,055,198
Ford Motor Credit Co. LLC
2.900% due 02/16/28  650,000 601,873
4.125% due 08/17/27  1,085,000 1,048,451
5.125% due 06/16/25  295,000 294,815
6.800% due 05/12/28  380,000 390,418
7.122% due 11/07/33  790,000 807,839
Forestar Group, Inc.
3.850% due 05/15/26 ~ 835,000 822,734
General Motors Co.
5.600% due 10/15/32  365,000 362,142
General Motors Financial Co., Inc.
2.350% due 01/08/31  635,000 537,699
Hyundai Capital America
5.400% due 06/24/31 ~ 460,000 463,304
6.100% due 09/21/28 ~ 4,205,000 4,359,958
Latam Airlines Group SA (Chile)
7.875% due 04/15/30 ~ 950,000 942,994
Lear Corp.
3.550% due 01/15/52  2,095,000 1,367,784
Lithia Motors, Inc.
4.375% due 01/15/31 ~ 915,000 829,702
Marriott International, Inc.
5.300% due 05/15/34  1,500,000 1,497,697
5.500% due 04/15/37  1,890,000 1,870,141
MDC Holdings, Inc.
6.000% due 01/15/43  55,000 53,855
a
Principal
Amount Value
Meritage Homes Corp.
5.650% due 03/15/35  $ 3,295,000 $ 3,246,086
MGM Resorts International
6.500% due 04/15/32  1,555,000 1,526,349
Mileage Plus Holdings LLC/Mileage Plus
Intellectual Property Assets Ltd.
6.500% due 06/20/27 ~ 301,500 302,988
NCL Corp. Ltd.
5.875% due 02/15/27 ~ 2,590,000 2,588,084
Nissan Motor Acceptance Co. LLC
7.050% due 09/15/28 ~ 705,000 733,629
Nissan Motor Co. Ltd. (Japan)
3.522% due 09/17/25 ~ 2,345,000 2,320,568
NVR, Inc.
3.000% due 05/15/30  1,235,000 1,132,206
Phinia, Inc.
6.750% due 04/15/29 ~ 450,000 456,216
Royal Caribbean Cruises Ltd.
5.625% due 09/30/31 ~ 2,235,000 2,196,185
6.000% due 02/01/33 ~ 3,825,000 3,825,580
6.250% due 03/15/32 ~ 1,200,000 1,211,700
Sabre GLBL, Inc.
8.625% due 06/01/27 ~ 265,000 262,442
10.750% due 11/15/29 ~ 207,000 209,283
United Airlines Pass-Through Trust Class A
5.800% due 07/15/37  1,089,058 1,107,828
United Airlines, Inc.
4.625% due 04/15/29 ~ 955,000 904,418
Volkswagen Group of America Finance LLC
(Germany)
6.450% due 11/16/30 ~ 4,230,000 4,436,525
Warnermedia Holdings, Inc.
5.391% due 03/15/62  2,700,000 1,955,820
ZF North America Capital, Inc. (Germany)
6.750% due 04/23/30 ~ 645,000 613,656
6.875% due 04/23/32 ~ 1,210,000 1,124,040
65,521,162
Consumer, Non-Cyclical - 3.0%
Amgen, Inc.
5.750% due 03/02/63  1,505,000 1,467,822
Ashtead Capital, Inc. (United Kingdom)
5.950% due 10/15/33 ~ 1,570,000 1,593,550
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~ 285,000 230,468
BRF SA (Brazil)
5.750% due 09/21/50 ~ 1,905,000 1,543,190
Centene Corp.
3.000% due 10/15/30  3,945,000 3,454,159
3.375% due 02/15/30  1,540,000 1,394,026
CVS Pass-Through Trust
6.036% due 12/10/28  1,111,203 1,119,721
Elevance Health, Inc.
5.200% due 02/15/35  1,420,000 1,425,306
Equifax, Inc.
2.600% due 12/15/25  1,080,000 1,064,883
Global Payments, Inc.
5.400% due 08/15/32  3,965,000 4,012,958
HCA, Inc.
4.625% due 03/15/52  1,725,000 1,374,352
5.450% due 09/15/34  360,000 357,028
5.600% due 04/01/34  5,340,000 5,371,766
5.750% due 03/01/35  1,195,000 1,206,439

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Icon Investments Six DAC
6.000% due 05/08/34  $ 425,000 $ 434,328
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
3.750% due 12/01/31  3,010,000 2,755,672
6.750% due 03/15/34  380,000 410,502
7.250% due 11/15/53  2,905,000 3,277,424
JBS USA LUX SARL/JBS USA Food Co./
JBS USA Foods Group
5.950% due 04/20/35 ~ 425,000 437,240
Kimberly-Clark de Mexico SAB de CV
(Mexico)
2.431% due 07/01/31 ~ 355,000 313,086
Kroger Co.
5.500% due 09/15/54  870,000 821,224
Mars, Inc.
5.200% due 03/01/35 ~ 1,505,000 1,513,105
5.700% due 05/01/55 ~ 1,850,000 1,849,759
Minerva Luxembourg SA (Brazil)
4.375% due 03/18/31 ~ 1,490,000 1,303,393
Pilgrim's Pride Corp.
3.500% due 03/01/32  1,860,000 1,637,286
Smithfield Foods, Inc.
3.000% due 10/15/30 ~ 210,000 187,241
Teva Pharmaceutical Finance Co. LLC
(Israel)
6.150% due 02/01/36  425,000 424,021
Teva Pharmaceutical Finance Netherlands
III BV (Israel)
3.150% due 10/01/26  4,490,000 4,357,138
4.100% due 10/01/46  7,955,000 5,757,574
4.750% due 05/09/27  530,000 522,411
8.125% due 09/15/31  340,000 379,365
United Rentals North America, Inc.
6.125% due 03/15/34 ~ 2,275,000 2,279,267
Verisk Analytics, Inc.
5.250% due 03/15/35  1,285,000 1,284,328
Viatris, Inc.
4.000% due 06/22/50  250,000 164,076
55,724,108
Energy - 4.4%
Aker BP ASA (Norway)
5.125% due 10/01/34 ~ 655,000 625,408
6.000% due 06/13/33 ~ 2,745,000 2,800,771
Baytex Energy Corp. (Canada)
7.375% due 03/15/32 ~ 1,570,000 1,511,883
Canadian Natural Resources Ltd. (Canada)
5.400% due 12/15/34 ~ 3,615,000 3,573,460
Cheniere Energy Partners LP
5.950% due 06/30/33  3,155,000 3,241,790
Civitas Resources, Inc.
8.625% due 11/01/30 ~ 680,000 702,135
Continental Resources, Inc.
2.875% due 04/01/32 ~ 7,860,000 6,584,124
5.750% due 01/15/31 ~ 5,855,000 5,902,701
Crescent Energy Finance LLC
7.625% due 04/01/32 ~ 1,990,000 1,970,114
DCP Midstream Operating LP
6.450% due 11/03/36 ~ 1,515,000 1,586,737
6.750% due 09/15/37 ~ 1,000,000 1,063,634
Devon Energy Corp.
4.500% due 01/15/30  1,150,000 1,130,004
a
Principal
Amount Value
Ecopetrol SA (Colombia)
7.750% due 02/01/32  $ 1,315,000 $ 1,291,724
8.375% due 01/19/36  1,115,000 1,087,099
Energean Israel Finance Ltd. (Israel)
5.375% due 03/30/28 ~ 1,265,000 1,209,654
5.875% due 03/30/31 ~ 480,000 441,795
Energy Transfer LP
5.300% due 04/15/47  2,355,000 2,084,289
5.550% due 05/15/34  885,000 884,926
5.600% due 09/01/34  1,300,000 1,302,924
5.700% due 04/01/35  1,760,000 1,774,110
6.550% due 12/01/33  2,100,000 2,246,552
EQM Midstream Partners LP
6.375% due 04/01/29 ~ 1,350,000 1,381,600
EQT Corp.
3.125% due 05/15/26 ~ 25,000 24,564
3.900% due 10/01/27  441,000 433,227
5.000% due 01/15/29  375,000 377,603
5.750% due 02/01/34  2,530,000 2,580,557
Gray Oak Pipeline LLC
3.450% due 10/15/27 ~ 510,000 492,078
Harbour Energy PLC (United Kingdom)
due 04/01/35 # ~ 1,405,000 1,399,874
Helmerich & Payne, Inc.
5.500% due 12/01/34 ~ 4,380,000 4,148,072
Leviathan Bond Ltd. (Israel)
6.125% due 06/30/25 ~ 2,035,000 2,034,257
Ovintiv, Inc.
6.500% due 08/15/34  265,000 276,411
Permian Resources Operating LLC
6.250% due 02/01/33 ~ 2,150,000 2,143,182
Raizen Fuels Finance SA (Brazil)
6.450% due 03/05/34 ~ 905,000 915,053
6.950% due 03/05/54 ~ 560,000 546,311
Saudi Arabian Oil Co. (Saudi Arabia)
3.500% due 11/24/70 ~ 1,500,000 932,250
Sempra Infrastructure Partners LP
3.250% due 01/15/32 ~ 1,675,000 1,417,556
SM Energy Co.
6.750% due 08/01/29 ~ 830,000 818,422
7.000% due 08/01/32 ~ 800,000 785,914
SunCoke Energy, Inc.
4.875% due 06/30/29 ~ 505,000 464,106
Targa Resources Corp.
5.500% due 02/15/35  400,000 397,847
6.500% due 03/30/34  6,370,000 6,804,844
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
6.500% due 07/15/27  90,000 90,392
Thaioil Treasury Center Co. Ltd. (Thailand)
3.750% due 06/18/50 ~ 2,735,000 1,791,195
Var Energi ASA (Norway)
8.000% due 11/15/32 ~ 2,490,000 2,805,594
Venture Global Calcasieu Pass LLC
3.875% due 11/01/33 ~ 1,225,000 1,055,289
Viper Energy, Inc.
7.375% due 11/01/31 ~ 350,000 366,393
Western Midstream Operating LP
5.250% due 02/01/50  600,000 511,834
5.300% due 03/01/48  130,000 111,699
5.500% due 08/15/48  960,000 840,037
6.150% due 04/01/33  2,525,000 2,608,066

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Whistler Pipeline LLC
5.700% due 09/30/31 ~ $ 595,000 $ 602,229
5.950% due 09/30/34 ~ 665,000 672,666
82,844,956
Financial - 11.5%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.000% due 10/29/28  540,000 507,581
3.400% due 10/29/33  10,045,000 8,674,104
4.950% due 09/10/34  1,150,000 1,108,198
5.100% due 01/19/29  1,200,000 1,210,999
AIB Group PLC (Ireland)
5.871% due 03/28/35 ~ 725,000 738,600
Air Lease Corp.
3.750% due 06/01/26  2,355,000 2,330,210
Aircastle Ltd.
2.850% due 01/26/28 ~ 2,600,000 2,455,172
6.500% due 07/18/28 ~ 4,155,000 4,330,388
Aircastle Ltd./Aircastle Ireland DAC
5.250% due 03/15/30 ~ 265,000 264,218
American Homes 4 Rent LP
3.375% due 07/15/51  300,000 198,956
American Tower Corp.
5.900% due 11/15/33  4,225,000 4,429,655
Antares Holdings LP (Canada)
3.750% due 07/15/27 ~ 4,390,000 4,197,340
3.950% due 07/15/26 ~ 1,065,000 1,045,288
6.350% due 10/23/29 ~ 2,030,000 2,032,674
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 2,170,000 2,212,250
ARES Capital Corp.
2.150% due 07/15/26  2,915,000 2,812,192
5.800% due 03/08/32  2,155,000 2,143,357
Arthur J Gallagher & Co.
5.150% due 02/15/35  615,000 609,989
5.450% due 07/15/34  585,000 594,405
Athene Holding Ltd.
5.875% due 01/15/34  3,630,000 3,689,451
Aviation Capital Group LLC
5.125% due 04/10/30 ~ 565,000 562,111
6.375% due 07/15/30 ~ 3,120,000 3,275,229
Avolon Holdings Funding Ltd. (Ireland)
2.750% due 02/21/28 ~ 2,075,000 1,951,457
5.375% due 05/30/30 ~ 1,140,000 1,141,887
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand (Mexico)
5.621% due 12/10/29 ~ 760,000 769,941
Banco Santander SA (Spain)
2.958% due 03/25/31  600,000 538,854
Bank of America Corp.
2.972% due 02/04/33  960,000 841,988
3.419% due 12/20/28  1,967,000 1,906,701
5.288% due 04/25/34  2,125,000 2,135,648
5.518% due 10/25/35  2,345,000 2,301,805
5.872% due 09/15/34  9,050,000 9,447,278
6.204% due 11/10/28  1,690,000 1,756,754
Barclays PLC (United Kingdom)
6.224% due 05/09/34  1,960,000 2,042,665
BBVA Mexico SA Institucion De Banca
Multiple Grupo Financiero BBVA Mexico
(Mexico)
1.875% due 09/18/25 ~ 1,200,000 1,182,841
a
Principal
Amount Value
5.250% due 09/10/29 ~ $ 1,065,000 $ 1,069,686
BGC Group, Inc.
due 04/02/30 # ~ 1,170,000 1,165,512
Blue Owl Capital Corp.
2.625% due 01/15/27  1,970,000 1,876,522
5.950% due 03/15/29  1,305,000 1,308,870
Blue Owl Finance LLC
6.250% due 04/18/34  3,035,000 3,110,238
Blue Owl Technology Finance Corp.
3.750% due 06/17/26 ~ 1,600,000 1,562,610
6.100% due 03/15/28 ~ 1,580,000 1,576,344
BNP Paribas SA (France)
1.323% due 01/13/27 ~ 1,830,000 1,781,980
2.219% due 06/09/26 ~ 930,000 925,445
4.625% due 03/13/27 ~ 555,000 553,324
Brighthouse Financial, Inc.
5.625% due 05/15/30  1,795,000 1,859,811
Capital One Financial Corp.
6.377% due 06/08/34  2,925,000 3,058,130
Citadel LP
6.000% due 01/23/30 ~ 810,000 823,569
6.375% due 01/23/32 ~ 615,000 631,351
Citigroup, Inc.
3.106% due 04/08/26  655,000 654,785
5.500% due 09/13/25  515,000 516,791
CNA Financial Corp.
5.125% due 02/15/34  460,000 457,168
Credit Agricole SA (France)
6.251% due 01/10/35 ~ 7,105,000 7,268,355
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 990,000 976,799
Deutsche Bank AG (Germany)
2.129% due 11/24/26  2,665,000 2,617,428
7.079% due 02/10/34  1,780,000 1,875,970
EPR Properties
3.600% due 11/15/31  525,000 468,832
Extra Space Storage LP
2.350% due 03/15/32  655,000 548,199
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 535,000 541,202
FS KKR Capital Corp.
3.400% due 01/15/26  2,365,000 2,334,420
Goldman Sachs Group, Inc.
3.691% due 06/05/28  535,000 524,873
6.750% due 10/01/37  1,677,000 1,814,894
Host Hotels & Resorts LP
5.500% due 04/15/35  3,320,000 3,255,329
HSBC Holdings PLC (United Kingdom)
3.973% due 05/22/30  780,000 750,930
Intesa Sanpaolo SpA (Italy)
4.198% due 06/01/32 ~ 265,000 237,888
7.200% due 11/28/33 ~ 1,520,000 1,686,771
Invitation Homes Operating Partnership LP
4.875% due 02/01/35  705,000 674,866
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 1,290,000 1,183,752
6.250% due 01/15/33 ~ 555,000 550,048
Jefferies Financial Group, Inc.
6.200% due 04/14/34  745,000 759,819
6.250% due 01/15/36  3,960,000 4,060,388
JPMorgan Chase & Co.
2.522% due 04/22/31  1,330,000 1,193,932
2.739% due 10/15/30  1,560,000 1,431,971

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
2.956% due 05/13/31  $ 1,960,000 $ 1,782,986
4.912% due 07/25/33  265,000 262,973
5.502% due 01/24/36  1,015,000 1,037,255
6.500% due 04/01/30  4,145,000 4,252,533
Liberty Mutual Group, Inc.
3.950% due 05/15/60 ~ 825,000 562,661
Macquarie Airfinance Holdings Ltd. (United
Kingdom)
5.200% due 03/27/28 ~ 1,345,000 1,347,090
6.400% due 03/26/29 ~ 375,000 388,038
Main Street Capital Corp.
6.950% due 03/01/29  435,000 447,648
Marsh & McLennan Cos., Inc.
5.000% due 03/15/35  3,160,000 3,128,345
Mitsubishi UFJ Financial Group, Inc.
(Japan)
2.309% due 07/20/32  1,290,000 1,104,994
Morgan Stanley
2.188% due 04/28/26  560,000 558,900
2.484% due 09/16/36  6,450,000 5,349,236
2.699% due 01/22/31  685,000 620,862
5.164% due 04/20/29  2,045,000 2,073,098
5.424% due 07/21/34  1,315,000 1,330,763
5.831% due 04/19/35  1,660,000 1,721,034
5.942% due 02/07/39  2,555,000 2,580,346
6.342% due 10/18/33  2,440,000 2,618,598
MSD Investment Corp.
due 05/31/30 # ~ 995,000 985,149
Navient Corp.
5.000% due 03/15/27  1,300,000 1,273,162
Norinchukin Bank (Japan)
5.094% due 10/16/29 ~ 515,000 519,705
OneMain Finance Corp.
6.625% due 05/15/29  1,995,000 2,001,222
PNC Financial Services Group, Inc.
5.068% due 01/24/34  855,000 846,713
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer, Inc.
3.875% due 03/01/31 ~ 4,700,000 4,215,735
4.000% due 10/15/33 ~ 5,070,000 4,353,066
Santander Holdings USA, Inc.
2.490% due 01/06/28  1,565,000 1,500,486
Santander U.K. Group Holdings PLC (United
Kingdom)
5.694% due 04/15/31  2,120,000 2,164,839
SBA Communications Corp.
3.125% due 02/01/29  820,000 749,035
Sixth Street Lending Partners
6.125% due 07/15/30 ~ 645,000 649,438
Sixth Street Specialty Lending, Inc.
5.625% due 08/15/30  355,000 352,133
Societe Generale SA (France)
7.132% due 01/19/55 ~ 1,790,000 1,781,610
Standard Chartered PLC (United Kingdom)
3.265% due 02/18/36 ~ 1,355,000 1,198,801
6.296% due 07/06/34 ~ 1,940,000 2,044,109
Starwood Property Trust, Inc.
6.500% due 07/01/30 ~ 830,000 831,331
Stewart Information Services Corp.
3.600% due 11/15/31  2,050,000 1,833,424
Sumitomo Mitsui Financial Group, Inc.
(Japan)
3.040% due 07/16/29  2,055,000 1,922,479
a
Principal
Amount Value
Synchrony Financial
5.450% due 03/06/31  $ 1,095,000 $ 1,087,582
5.935% due 08/02/30  1,690,000 1,714,494
Truist Financial Corp.
5.867% due 06/08/34  905,000 931,362
UBS Group AG (Switzerland)
2.746% due 02/11/33 ~ 850,000 727,908
3.091% due 05/14/32 ~ 2,240,000 1,994,737
4.751% due 05/12/28 ~ 370,000 370,255
5.699% due 02/08/35 ~ 1,270,000 1,302,772
6.442% due 08/11/28 ~ 680,000 705,503
6.537% due 08/12/33 ~ 1,885,000 2,020,424
9.016% due 11/15/33 ~ 2,780,000 3,398,204
UniCredit SpA (Italy)
1.982% due 06/03/27 ~ 2,035,000 1,966,923
3.127% due 06/03/32 ~ 1,380,000 1,229,014
5.459% due 06/30/35 ~ 855,000 840,437
VICI Properties LP
5.125% due 05/15/32  1,410,000 1,381,298
Wells Fargo & Co.
5.244% due 01/24/31  3,610,000 3,671,294
216,860,992
Industrial - 4.2%
Amphenol Corp.
5.000% due 01/15/35  1,730,000 1,727,893
Axon Enterprise, Inc.
6.250% due 03/15/33 ~ 365,000 369,667
BAE Systems PLC (United Kingdom)
5.300% due 03/26/34 ~ 2,270,000 2,299,211
Boeing Co.
2.196% due 02/04/26  485,000 474,617
5.150% due 05/01/30  925,000 931,238
5.705% due 05/01/40  1,945,000 1,891,884
5.805% due 05/01/50  7,040,000 6,708,745
5.930% due 05/01/60  155,000 145,962
6.298% due 05/01/29  795,000 834,050
6.528% due 05/01/34  790,000 846,928
6.858% due 05/01/54  4,315,000 4,690,855
7.008% due 05/01/64  1,170,000 1,268,942
Bombardier, Inc. (Canada)
7.000% due 06/01/32 ~ 905,000 902,216
Cemex SAB de CV (Mexico)
3.875% due 07/11/31 ~ 7,930,000 7,107,121
5.125% due 06/08/26 ~ 1,190,000 1,166,047
Embraer Netherlands Finance BV (Brazil)
5.980% due 02/11/35  1,080,000 1,099,683
Empresa de los Ferrocarriles del Estado
(Chile)
3.068% due 08/18/50 ~ 620,000 376,647
GATX Corp.
6.050% due 03/15/34  630,000 662,070
6.050% due 06/05/54  480,000 483,581
GFL Environmental, Inc.
6.750% due 01/15/31 ~ 290,000 299,298
Ingersoll Rand, Inc.
5.700% due 08/14/33  2,770,000 2,860,410
Jabil, Inc.
3.000% due 01/15/31  635,000 569,479
5.450% due 02/01/29  370,000 377,123
Klabin Austria GmbH (Brazil)
7.000% due 04/03/49 ~ 1,455,000 1,473,515
L3Harris Technologies, Inc.
5.350% due 06/01/34  2,790,000 2,817,308

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.400% due 07/31/33  $ 1,820,000 $ 1,843,807
Martin Marietta Materials, Inc.
5.150% due 12/01/34  580,000 576,744
Mohawk Industries, Inc.
5.850% due 09/18/28  620,000 642,637
Otis Worldwide Corp.
5.125% due 11/19/31  665,000 672,999
Owens Corning
7.000% due 12/01/36  3,525,000 3,988,908
Quikrete Holdings, Inc.
6.375% due 03/01/32 ~ 1,205,000 1,213,634
RTX Corp.
5.150% due 02/27/33  2,295,000 2,316,381
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 1,405,000 1,228,590
Sitios Latinoamerica SAB de CV (Brazil)
5.375% due 04/04/32 ~ 2,240,000 2,150,423
6.000% due 11/25/29 ~ 655,000 661,924
SMBC Aviation Capital Finance DAC
(Ireland)
due 04/01/30 # ~ 1,130,000 1,133,043
5.300% due 04/03/29 ~ 2,170,000 2,201,998
TD SYNNEX Corp.
6.100% due 04/12/34  3,235,000 3,329,368
Textron, Inc.
6.100% due 11/15/33  5,285,000 5,577,940
Trimble, Inc.
6.100% due 03/15/33  2,600,000 2,725,041
Veralto Corp.
5.450% due 09/18/33  2,275,000 2,321,103
Vulcan Materials Co.
5.350% due 12/01/34  1,900,000 1,918,137
Waste Management, Inc.
4.950% due 03/15/35  2,490,000 2,478,908
79,366,075
Technology - 3.1%
AppLovin Corp.
5.125% due 12/01/29  1,185,000 1,189,983
5.375% due 12/01/31  525,000 527,876
5.500% due 12/01/34  5,180,000 5,181,323
Atlassian Corp.
5.500% due 05/15/34  4,705,000 4,779,733
Broadcom, Inc.
3.137% due 11/15/35 ~ 795,000 659,229
3.187% due 11/15/36 ~ 11,060,000 9,082,827
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31  5,745,000 5,196,592
5.550% due 08/22/34  1,740,000 1,721,851
Entegris, Inc.
4.750% due 04/15/29 ~ 2,200,000 2,122,844
Fiserv, Inc.
5.625% due 08/21/33  3,120,000 3,213,617
Hewlett Packard Enterprise Co.
6.200% due 10/15/35  1,835,000 1,943,014
Leidos, Inc.
5.400% due 03/15/32  755,000 760,589
5.500% due 03/15/35  1,530,000 1,526,066
5.750% due 03/15/33  3,500,000 3,590,636
Micron Technology, Inc.
5.800% due 01/15/35  1,570,000 1,608,398
5.875% due 09/15/33  8,750,000 9,105,259
NetApp, Inc.
5.500% due 03/17/32  930,000 937,558
a
Principal
Amount Value
5.700% due 03/17/35  $ 745,000 $ 744,179
Oracle Corp.
4.100% due 03/25/61  1,915,000 1,369,880
Synopsys, Inc.
5.150% due 04/01/35  1,195,000 1,201,749
5.700% due 04/01/55  1,405,000 1,396,037
57,859,240
Utilities - 0.9%
AES Corp.
3.950% due 07/15/30 ~ 680,000 637,992
Boston Gas Co.
3.001% due 08/01/29 ~ 305,000 282,881
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 1,765,000 1,552,131
Cometa Energia SA de CV (Mexico)
6.375% due 04/24/35 ~ 1,921,734 1,923,266
Duke Energy Corp.
5.450% due 06/15/34  1,840,000 1,866,048
Enel Americas SA (Chile)
4.000% due 10/25/26  505,000 500,049
Enel Finance International NV (Italy)
6.800% due 09/15/37 ~ 2,100,000 2,298,810
Entergy Corp.
2.800% due 06/15/30  650,000 588,645
IPALCO Enterprises, Inc.
4.250% due 05/01/30  445,000 423,836
Lightning Power LLC
7.250% due 08/15/32 ~ 1,050,000 1,081,931
Pacific Gas & Electric Co.
2.500% due 02/01/31  350,000 300,965
3.250% due 06/01/31  1,290,000 1,148,429
4.300% due 03/15/45  1,835,000 1,437,384
Southern California Edison Co.
6.200% due 09/15/55  465,000 463,991
Southern Co.
5.700% due 03/15/34  1,335,000 1,379,521
Vistra Operations Co. LLC
5.700% due 12/30/34 ~ 475,000 472,989
16,358,868
Total Corporate Bonds & Notes
    (Cost $680,023,699) 694,442,844
CONVERTIBLE CORPORATE BONDS & NOTES - 0.2%
Communications - 0.1%
EchoStar Corp.
3.875% due 11/30/30  1,196,413 1,338,413
Consumer, Non-Cyclical - 0.1%
BioMarin Pharmaceutical, Inc.
1.250% due 05/15/27  1,970,000 1,860,172
Total Convertible Corporate Bonds & Notes
    (Cost $3,245,306) 3,198,585

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
SENIOR LOAN NOTES - 1.7%
Basic Materials - 0.3%
Asplundh Tree Expert LLC Term B
6.075% (SOFR + 1.750%)
due 05/23/31 § $ 2,851,456 $ 2,847,892
Novelis Holdings, Inc. Term B
6.292% (SOFR + 1.750%)
due 03/11/32 § 1,750,000 1,750,437
4,598,329
Communications - 0.0%
Ciena Corp. Term B
6.069% (SOFR + 1.750%)
due 10/24/30 § 485,427 485,933
Consumer, Cyclical - 1.0%
Aramark Services, Inc.
Term B7
due 04/06/28 ∞ 220,000 220,440
Term B8
6.325% (SOFR + 1.750%)
due 06/22/30 § ∞ 1,994,750 1,997,243
Carnival Corp. Term B
6.329% (SOFR + 1.750%)
due 08/08/27 ± § 31,819 31,779
6.329% (SOFR + 1.750%)
due 10/18/28 ± § 1,705,609 1,705,609
DK Crown Holdings, Inc. Term B
6.069% (SOFR + 1.750%)
due 03/04/32 § 1,210,000 1,203,445
Flutter Financing BV Term B (Ireland)
6.049% (SOFR + 1.750%)
due 11/30/30 § ∞ 2,580,073 2,575,236
Hilton Domestic Operating Co., Inc. Term
B4
6.070% (SOFR + 1.750%)
due 11/08/30 § 1,914,058 1,912,563
Hilton Grand Vacations Borrower LLC
Term B
due 08/02/28 ∞ 118,503 118,088
Resideo Funding, Inc. Term B
6.049% (SOFR + 1.750%)
due 06/13/31 § 2,368,748 2,364,800
6.069% (SOFR + 1.750%)
due 02/11/28 ± § 579,295 579,295
Wyndham Hotels & Resorts, Inc. Term B
6.075% (SOFR + 1.750%)
due 05/24/30 § 5,359,437 5,364,882
18,073,380
Consumer, Non-Cyclical - 0.3%
IQVIA, Inc. Term B5
due 01/02/31 ∞ 937,650 939,506
Trans Union LLC Term B8
6.075% (SOFR + 1.750%)
due 06/24/31 § 5,427,406 5,418,076
6,357,582
Technology - 0.1%
Open Text Corp. Term B (Canada)
6.075% (SOFR + 1.750%)
due 01/31/30 § ∞ 1,024,392 1,022,994
a
Principal
Amount Value
Utilities - 0.0%
NRG Energy, Inc. Term B
6.044% (SOFR + 1.750%)
due 04/31/2031 § $ 616,884 $ 616,605
Total Senior Loan Notes
    (Cost $31,201,491) 31,154,823
MORTGAGE-BACKED SECURITIES - 16.5%
Collateralized Mortgage Obligations - Commercial - 2.6%
Bank
2.978% due 11/15/62  600,000 552,195
5.203% due 02/15/56  1,020,000 1,030,786
5.745% due 08/15/56  525,000 550,059
Benchmark Mortgage Trust
6.363% due 07/15/56 § 235,000 245,108
BPR Trust
6.217% (SOFR + 1.898%)
due 04/15/37 ~ § 100,000 100,153
BX Commercial Mortgage Trust
5.050% due 11/13/46 ~ § 885,000 882,881
5.415% due 11/13/46 ~ § 115,000 114,443
BX Trust
5.762% (SOFR + 1.443%)
due 03/15/42 ~ § 4,300,000 4,285,731
5.811% (SOFR + 1.491%)
due 07/15/29 ~ § 710,000 707,525
Citigroup Commercial Mortgage Trust
2.896% due 11/15/49  1,461,451 1,422,108
3.102% due 12/15/72  1,870,000 1,733,632
CSMC Trust
3.304% due 09/15/37 ~ 183,088 172,091
3.953% due 09/15/37 ~ 5,800,000 5,303,256
4.373% due 09/15/37 ~ 1,700,000 964,219
Extended Stay America Trust
5.513% (SOFR + 1.194%)
due 07/15/38 ~ § 3,724,447 3,723,423
6.683% (SOFR + 2.364%)
due 07/15/38 ~ § 4,296,972 4,297,018
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates (IO)
0.124% due 07/25/33 ± § Ω 7,989,625 100,311
0.230% due 06/25/32 § 22,485,548 367,522
0.254% due 05/25/33 ± § Ω 19,994,277 413,698
0.297% due 03/25/32 § 6,885,852 127,115
0.343% due 04/25/55 § 13,164,804 284,431
0.359% due 06/25/32 § 18,264,657 442,485
0.395% due 12/25/31 ± § Ω 14,874,486 279,290
0.471% due 02/25/36 ± § Ω 4,958,979 172,959
0.512% due 03/25/31 ± § Ω 16,790,877 406,475
0.562% due 12/25/27 ± § Ω 5,924,690 73,549
0.614% due 10/25/26 ± § Ω 14,729,279 117,846
0.716% due 12/25/30 ± § Ω 11,162,658 371,089
0.769% due 03/25/28 ± § Ω 6,014,991 79,247
0.875% due 06/25/29 ± § Ω 7,113,192 221,049
1.206% due 06/25/27 ± § Ω 1,353,158 21,985
1.280% due 07/25/26 ± § Ω 4,384,907 53,702
1.317% due 01/25/30 ± § Ω 3,283,447 173,717

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Government National Mortgage Association
(IO)
0.064% due 10/16/48 ± § Ω $ 3,968,380 $ 6,085
0.329% due 01/16/53 ± § Ω 22,642,291 256,926
0.445% due 08/16/58 ± § Ω 1,180,757 22,797
0.503% due 04/16/57 ± § Ω 1,544,080 39,065
0.520% due 12/16/59 ± § Ω 1,560,840 50,677
0.526% due 02/16/59 ± § Ω 1,783,890 54,005
0.563% due 07/16/58 ± § Ω 846,033 22,611
0.566% due 01/16/63 ± § Ω 4,736,417 211,776
0.569% due 11/16/47 ± § Ω 6,866,645 130,457
0.571% due 02/16/62 ± § Ω 3,314,066 144,377
0.611% due 06/16/64 ± § Ω 5,968,844 332,347
0.640% due 02/16/61 ± § Ω 2,069,145 99,129
0.685% due 11/16/55 ± § Ω 5,240,688 137,346
0.799% due 01/16/61 § 11,711,926 698,842
0.826% due 05/16/63 ± § Ω 4,469,832 274,907
0.835% due 05/16/60 ± § Ω 1,651,394 94,910
0.873% due 10/16/62 ± § Ω 2,598,596 164,784
0.912% due 11/16/60 ± § Ω 5,419,207 360,501
1.422% due 10/16/60 § 29,357,074 2,848,391
GS Mortgage Securities Corp. Trust
3.550% due 03/05/33 ~ § 1,310,000 1,138,881
GS Mortgage Securities Trust
2.911% due 02/13/53  1,552,462 1,433,154
3.164% due 05/10/50  1,473,573 1,428,837
JP Morgan Chase Commercial Mortgage
Securities Trust
2.822% due 08/15/49  1,700,000 1,655,514
5.919% (SOFR + 1.600%)
due 01/15/42 ~ § 1,770,000 1,755,660
6.319% (SOFR + 2.000%)
due 01/15/42 ~ § 500,000 498,961
LEX Mortgage Trust
4.874% due 10/13/33 ~ § 500,000 496,120
SCOTT Trust
5.910% due 03/10/40 ~ 270,000 276,137
Wells Fargo Commercial Mortgage Trust
4.000% due 04/15/55 § 3,314,000 3,112,440
47,536,735
Collateralized Mortgage Obligations - Residential - 3.2%
ATLX Trust
3.850% due 04/25/63 - 04/25/64 ~ § 1,222,634 1,176,150
CoreVest American Finance Ltd.
7.553% due 12/28/30 ~ § 3,070,000 3,093,771
CSMC Trust
1.101% due 05/25/66 ~ § 671,674 574,611
2.000% due 01/25/60 ~ 1,153,573 1,010,449
2.975% due 07/25/57 ~ § 475,000 404,372
Federal Home Loan Mortgage Corp.
REMICS (IO)
1.487% (5.836% - SOFR)
due 10/15/41 ± § Ω 174,567 17,485
1.537% (5.886% - SOFR)
due 05/15/44 ± § Ω 912,148 95,307
1.567% (5.916% - SOFR)
due 09/15/37 ± § Ω 487,262 45,363
1.587% (5.936% - SOFR)
due 08/15/39 ± § Ω 423,216 40,905
1.767% (6.116% - SOFR)
due 01/15/40 ± § Ω 84,512 6,795
1.787% (6.136% - SOFR)
due 09/15/42 ± § Ω 289,203 21,747
a
Principal
Amount Value
1.827% (6.176% - SOFR)
due 11/15/36 ± § Ω $ 149,114 $ 15,707
3.000% due 12/15/31 ± Ω 80,845 2,514
3.500% due 06/15/27 ± Ω 129,279 1,583
Federal National Mortgage Association
Interest STRIPS (IO)
3.000% due 11/25/26 - 04/25/27 ± Ω 280,927 5,450
3.500% due 11/25/41 ± Ω 509,811 75,118
4.000% due 11/25/41 ± Ω 835,769 148,506
4.500% due 11/25/39 ± Ω 109,997 18,370
5.000% due 01/25/38 - 01/25/39 ± Ω 285,611 50,267
5.000% due 01/25/39 ± § Ω 73,235 13,133
5.500% due 01/25/39 ± § Ω 70,521 13,771
6.000% due 01/25/38 - 07/25/38 ± Ω 291,925 57,821
Federal National Mortgage Association
REMICS (IO)
1.696% (6.036% - SOFR)
due 09/25/41 - 08/25/45 ± § Ω 2,428,746 218,448
2.026% (6.366% - SOFR)
due 04/25/40 ± § Ω 201,291 22,735
2.146% (6.486% - SOFR)
due 07/25/42 ± § Ω 65,794 7,910
2.196% (6.536% - SOFR)
due 03/25/42 ± § Ω 363,231 26,810
2.224% due 10/25/35 ± § Ω 114,827 4,993
2.358% due 03/25/36 ± § Ω 69,015 2,692
3.000% due 04/25/32 - 09/25/32 ± Ω 225,295 7,960
3.040% due 07/25/36 ± § Ω 128,079 10,660
3.500% due 07/25/28 ± Ω 126,220 2,979
4.225% due 12/25/36 ± § Ω 545,575 26,609
4.500% due 09/25/48 ± Ω 1,613,716 208,195
5.500% due 06/25/44 ± Ω 360,820 26,913
GITSIT Mortgage Loan Trust
7.466% due 06/25/54 ~ § 729,977 730,300
Government National Mortgage Association
REMICS (IO)
1.666% (5.986% - SOFR)
due 08/16/42 ± § Ω 325,491 31,969
1.716% (6.036% - SOFR)
due 06/16/43 ± § Ω 238,479 11,884
1.766% (6.086% - SOFR)
due 10/16/42 ± § Ω 446,848 40,437
2.046% (6.366% - SOFR)
due 04/20/40 ± § Ω 47,582 5,988
2.116% (6.436% - SOFR)
due 06/20/40 ± § Ω 883,633 120,823
2.166% (6.486% - SOFR)
due 04/16/42 ± § Ω 905,077 105,588
3.500% due 05/20/43 - 07/20/50 ± Ω 7,311,016 1,314,495
4.000% due 04/16/45 - 01/16/46 ± Ω 1,117,683 198,963
4.000% due 02/16/50 7,610,856 1,432,445
4.500% due 09/16/45 - 06/20/52 19,717,910 3,768,706
4.723% (SOFR + 0.414%)
due 02/20/68 - 07/20/68 § 712,650 709,896
4.923% (SOFR + 0.614%)
due 03/20/61 ± § Ω 186,286 184,188
5.000% due 05/16/43 ± Ω 3,683,689 362,641
5.000% due 10/20/44 2,391,450 492,947
5.430% (SOFR + 1.114%)
due 05/20/60 ± § Ω 50,335 50,365
Legacy Mortgage Asset Trust
4.750% due 04/25/61 ~ § 1,521,669 1,521,106
5.250% due 07/25/67 ~ § 2,858,190 2,852,770

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
MFA Trust
6.330% due 09/25/54 § $ 1,131,377 $ 1,133,787
Mill City Mortgage Loan Trust
1.850% due 11/25/60 ~ § 625,000 557,756
2.500% due 11/25/60 ~ § 700,000 606,277
3.750% due 05/25/58 ~ § 244,631 239,034
New Residential Mortgage Loan Trust
3.800% due 01/25/64 ~ § 2,888,990 2,730,315
6.664% due 03/25/39 ~ § 1,655,000 1,673,032
NLT Trust
3.200% due 10/25/62 ~ § 1,227,693 1,113,147
NYMT Loan Trust
3.750% due 02/25/68 ~ § 2,154,820 1,994,407
5.268% due 09/25/39 ~ § 770,000 766,021
6.381% due 02/25/30 ~ § 511,786 512,151
6.509% due 05/25/39 ~ § 1,670,000 1,689,921
PRET LLC
5.925% due 10/25/54 ~ § 759,968 759,363
5.963% due 11/25/54 ~ § 1,571,588 1,572,581
6.996% due 07/25/54 ~ § 559,500 560,105
PRKCM Trust
2.071% due 11/25/56 ~ § 846,668 739,244
PRPM LLC
3.750% due 03/25/54 ~ § 920,978 896,258
4.200% due 12/25/64 ~ § 2,140,289 2,094,476
4.500% due 02/25/55 ~ § 618,745 610,413
5.689% due 09/25/29 ~ § 284,007 283,851
5.870% due 11/25/29 ~ § 650,070 650,028
6.959% due 02/25/29 ~ § 1,737,534 1,742,390
7.026% due 03/25/29 ~ § 863,296 865,975
RCO VII Mortgage LLC
7.021% due 01/25/29 ~ § 2,326,127 2,334,327
RCO X Mortgage LLC
5.875% due 01/25/30 ~ § 2,390,308 2,395,518
Redwood Funding Trust
7.500% due 07/25/59 ~ § 576,556 580,477
7.745% due 12/25/54 ~ § 763,999 777,111
Roc Mortgage Trust
5.589% due 10/25/39 ~ § 1,810,000 1,807,854
Toorak Mortgage Trust
6.597% due 02/25/39 ~ § 1,090,000 1,098,591
Towd Point Mortgage Trust
2.900% due 10/25/59 ~ § 473,582 452,072
3.750% due 12/25/58 ~ § 505,000 456,360
TVC Mortgage Trust
5.545% due 07/25/39 ~ § 2,035,000 2,040,321
VCAT LLC
5.877% due 01/25/55 ~ § 576,614 578,388
5.889% due 02/25/55 ~ § 1,863,361 1,864,825
Verus Securitization Trust
1.013% due 09/25/66 ~ § 722,879 616,263
VOLT XCII LLC
5.893% due 02/27/51 ~ § 192,143 192,243
VOLT XCIV LLC
6.239% due 02/27/51 ~ § 210,214 210,467
60,586,959
Federal Home Loan Mortgage Corp. - 4.3%
2.000% due 12/01/51  46,528,773 37,137,419
2.500% due 11/01/50 - 04/01/52 16,399,525 13,864,929
3.000% due 11/01/49 - 05/01/52 4,799,554 4,215,542
3.500% due 04/01/52 - 06/01/52 4,188,293 3,805,129
4.000% due 06/01/44 - 02/01/53 9,945,706 9,394,890
4.500% due 03/01/47 - 11/01/52 3,298,536 3,182,158
a
Principal
Amount Value
5.000% due 03/01/38 - 06/01/53 $ 4,763,117 $ 4,731,487
5.500% due 04/01/53 - 06/01/53 3,307,815 3,323,147
6.000% due 11/01/39  993,273 1,037,295
6.500% due 01/01/53  258,917 269,416
7.000% due 03/01/39  79,592 83,638
81,045,050
Federal National Mortgage Association - 6.3%
1.500% due 03/01/51  1,308,686 990,394
2.000% due 02/01/52  9,698,890 7,718,286
2.500% due 11/01/50 - 06/01/62 42,627,655 35,404,034
3.000% due 09/01/42 - 03/01/52 23,936,019 21,162,232
3.500% due 03/01/43 - 06/01/52 18,891,416 17,344,271
3.900% due 08/01/32  500,000 480,158
4.000% due 11/01/42 - 04/01/52 9,393,299 8,896,437
4.060% due 07/01/32  600,000 582,136
4.420% due 04/01/33  196,315 194,426
4.500% due 10/01/44 - 03/01/53 6,028,520 5,866,023
4.680% due 07/01/33  100,000 100,929
5.000% due 05/01/41 - 03/01/53 4,804,992 4,791,780
5.500% due 05/01/53 - 09/01/53 7,788,995 7,816,358
6.000% due 07/01/41 - 05/01/53 5,038,105 5,158,258
6.500% due 05/01/40 - 02/01/53 1,561,906 1,634,745
7.000% due 02/01/39  292,058 308,703
118,449,170
Government National Mortgage Association - 0.1%
4.500% due 03/20/41 - 03/20/49 1,662,213 1,627,616
5.000% due 10/20/47  258,356 259,416
6.000% due 09/20/38  448,248 475,197
2,362,229
Total Mortgage-Backed Securities
    (Cost $327,573,649) 309,980,143
ASSET-BACKED SECURITIES - 14.9%
Automobile Other - 2.7%
American Credit Acceptance Receivables
Trust
4.900% due 03/12/29 ~ 975,000 978,168
5.540% due 08/12/31 ~ 500,000 503,251
6.040% due 07/12/30 ~ 500,000 510,159
7.650% due 09/12/30 ~ 3,460,000 3,609,100
8.000% due 02/15/29 ~ 110,000 111,805
AmeriCredit Automobile Receivables Trust
5.800% due 12/18/28  700,000 714,919
Avis Budget Rental Car Funding AESOP
LLC
3.340% due 08/20/26 ~ 4,166,667 4,136,756
6.110% due 12/20/30 ~ 675,000 677,758
6.480% due 06/20/30 ~ 2,080,000 2,119,946
7.260% due 10/20/27 ~ 260,000 259,402
7.320% due 02/20/28 ~ 255,000 254,504
7.340% due 02/20/30 ~ 100,000 104,815
7.350% due 04/20/28 ~ 320,000 319,581
Bridgecrest Lending Auto Securitization
Trust
6.070% due 02/15/30  1,000,000 1,020,505
6.300% due 02/15/30  1,100,000 1,131,108
7.840% due 08/15/29  2,265,000 2,396,683
CarMax Auto Owner Trust
6.000% due 07/15/30  2,700,000 2,753,056
6.420% due 10/15/30  45,000 46,523

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Carvana Auto Receivables Trust
5.380% due 12/10/30 ~ $ 600,000 $ 602,495
5.800% due 05/10/30 ~ 710,000 724,361
6.300% due 05/10/30 ~ 300,000 308,244
6.440% due 09/10/30 ~ 400,000 413,748
6.590% due 02/11/30 ~ 1,495,000 1,544,401
7.220% due 02/11/30 ~ 1,000,000 1,047,037
Credit Acceptance Auto Loan Trust
5.390% due 01/16/35 ~ 510,000 514,209
6.700% due 10/16/34 ~ 680,000 707,387
6.710% due 07/17/34 ~ 390,000 402,119
Exeter Automobile Receivables Trust
5.060% due 02/18/31  700,000 697,348
5.490% due 05/15/31  1,130,000 1,139,760
5.700% due 07/16/29  300,000 304,042
5.980% due 09/16/30  300,000 306,091
GLS Auto Receivables Issuer Trust
5.950% due 12/17/29 ~ 3,500,000 3,572,084
6.190% due 02/15/30 ~ 160,000 164,100
6.440% due 05/15/29 ~ 2,697,000 2,764,787
GLS Auto Select Receivables Trust
5.280% due 10/15/31 ~ 100,000 98,863
5.920% due 08/15/30 ~ 400,000 411,022
6.340% due 08/15/31 ~ 600,000 616,525
6.430% due 01/15/31 ~ 1,390,000 1,433,097
LAD Auto Receivables Trust
4.930% due 03/15/30 ~ 100,000 99,232
5.330% due 02/15/29 ~ 1,040,000 1,052,354
5.640% due 06/15/29 ~ 1,040,000 1,054,871
6.150% due 06/16/31 ~ 600,000 613,226
Octane Receivables Trust
5.900% due 07/20/32 ~ 760,000 774,252
Santander Drive Auto Receivables Trust
4.490% due 08/15/29  2,085,000 2,079,764
5.840% due 06/17/30  100,000 102,232
5.970% due 10/15/31  2,310,000 2,365,384
6.280% due 08/15/31  100,000 103,535
SBNA Auto Receivables Trust
6.040% due 04/15/30 ~ 100,000 102,532
Securitized Term Auto Receivables Trust
(Canada)
5.038% due 07/25/31 ~ 270,877 272,336
VStrong Auto Receivables Trust
5.770% due 07/15/30 ~ 300,000 304,694
7.290% due 07/15/30 ~ 100,000 104,405
Westlake Automobile Receivables Trust
5.650% due 02/15/29 ~ 2,255,000 2,278,675
5.910% due 04/15/30 ~ 500,000 509,688
51,236,939
Automobile Sequential - 0.7%
Avis Budget Rental Car Funding AESOP
LLC
5.130% due 10/20/28 ~ 2,560,000 2,587,452
5.780% due 04/20/28 ~ 1,070,000 1,093,071
5.900% due 08/21/28 ~ 2,000,000 2,053,112
Carvana Auto Receivables Trust
5.080% due 03/11/30 ~ 1,463,000 1,487,227
6.420% due 01/10/28 ~ 859,938 865,295
Enterprise Fleet Financing LLC
4.820% due 02/20/29 ~ 190,000 191,669
4.970% due 09/22/31 ~ 215,000 218,373
Octane Receivables Trust
5.680% due 05/20/30 ~ 1,123,563 1,134,463
a
Principal
Amount Value
VStrong Auto Receivables Trust
5.620% due 12/15/28 ~ $ 2,245,000 $ 2,263,473
Westlake Automobile Receivables Trust
5.440% due 05/17/27 ~ 575,000 576,967
12,471,102
Credit Card Bullet - 0.1%
Mission Lane Credit Card Master Trust
5.880% due 01/15/30 ~ 1,165,000 1,173,937
6.200% due 08/15/29 ~ 715,000 721,599
1,895,536
Home Equity Sequential - 0.2%
GITSIT Mortgage Loan Trust
6.276% due 02/25/55 ~ § 3,340,556 3,342,130
Other Asset-Backed Securities - 11.2%
37 Capital CLO 4 Ltd.
7.046% (SOFR + 2.750%)
due 04/15/35 ~ § 1,500,000 1,503,697
AASET Trust
5.943% due 02/16/50 ~ 1,013,675 1,024,608
Affirm Asset Securitization Trust
5.610% due 02/15/29 ~ 3,635,000 3,660,395
6.890% due 02/15/29 ~ 110,000 111,142
AGL CLO 35 Ltd. (Cayman)
6.412% (SOFR + 1.900%)
due 01/21/38 ~ § 2,215,000 2,219,636
ALTDE Trust
5.900% due 08/15/50 ~ 1,178,913 1,194,649
AMMC CLO 18 Ltd. (Cayman)
6.180% (SOFR + 1.862%)
due 05/26/31 ~ § 2,615,000 2,625,399
AMMC CLO XII Ltd. (Cayman)
6.059% (SOFR + 1.762%)
due 11/10/30 ~ § 536,094 537,247
Anchorage Capital CLO 19 Ltd. (Cayman)
6.414% (SOFR + 2.112%)
due 10/15/34 ~ § 1,425,000 1,427,087
Anchorage Capital CLO 28 Ltd. (Cayman)
6.543% (SOFR + 2.250%)
due 04/20/37 ~ § 565,000 569,010
Anchorage Capital CLO 30 Ltd. (Cayman)
6.065% (SOFR + 1.750%)
due 01/20/37 ~ § 2,825,000 2,830,744
Anchorage Capital CLO 6 Ltd. (Cayman)
6.390% (SOFR + 2.100%)
due 04/22/34 ~ § 2,530,000 2,533,641
Aqua Finance Trust
4.810% due 04/18/50 ~ 1,711,313 1,699,682
Ascent Education Funding Trust
6.140% due 10/25/50 ~ 85,298 87,578
Auxilior Term Funding LLC
6.180% due 12/15/28 ~ 1,557,125 1,571,713
Bain Capital CLO Ltd. (Jersey)
6.308% (SOFR + 2.000%)
due 04/16/37 ~ § 1,690,000 1,700,135
Bain Capital Credit CLO Ltd. (Cayman)
6.015% (SOFR + 1.700%)
due 01/21/38 ~ § 2,585,000 2,590,557
Ballyrock CLO 28 Ltd. (Cayman)
5.647% (SOFR + 1.320%)
due 01/20/38 ~ § 1,140,000 1,136,959

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Benefit Street Partners CLO XXVIII Ltd.
(Jersey)
6.193% (SOFR + 1.900%)
due 10/20/37 ~ § $ 1,815,000 $ 1,818,023
Benefit Street Partners CLO XXXVII Ltd.
(Cayman)
6.198% (SOFR + 1.850%)
due 01/25/38 ~ § 1,345,000 1,341,211
Betony CLO 2 Ltd. (Cayman)
6.149% (SOFR + 1.862%)
due 04/30/31 ~ § 775,000 776,285
BHG Securitization Trust
3.080% due 02/20/35 ~ 260,000 250,711
5.810% due 04/17/35 ~ 564,980 574,983
6.490% due 04/17/35 ~ 1,075,000 1,097,236
Business Jet Securities LLC
5.364% due 09/15/39 ~ 1,741,486 1,732,603
Canyon CLO Ltd. (Cayman)
6.264% (SOFR + 1.962%)
due 07/15/31 ~ § 250,000 250,461
Carlyle Global Market Strategies CLO Ltd.
(Cayman)
6.085% (SOFR + 1.762%)
due 05/15/31 ~ § 750,000 752,945
CarVal CLO II Ltd. (Cayman)
6.993% (SOFR + 2.700%)
due 04/20/32 ~ § 1,810,000 1,810,585
Castlelake Aircraft Structured Trust
3.967% due 04/15/39 ~ 3,444,794 3,240,850
Cerberus Loan Funding XLVII LLC
6.052% (SOFR + 1.750%)
due 07/15/36 ~ § 2,685,000 2,699,095
CLI Funding VIII LLC
1.640% due 02/18/46 ~ 1,598,176 1,463,644
College Ave Student Loans LLC
5.690% due 08/25/54 ~ 2,942,230 3,010,784
6.080% due 08/25/54 ~ 880,000 899,016
Compass Datacenters Issuer III LLC
5.656% due 02/25/50 ~ 915,000 929,796
5.852% due 02/25/50 ~ 500,000 506,717
Crockett Partners Equipment Co. IIA LLC
6.050% due 01/20/31 ~ 2,302,424 2,336,271
CyrusOne Data Centers Issuer I LLC
4.650% due 05/20/49 ~ 705,000 669,597
5.910% due 02/20/50 ~ 200,000 203,262
DB Master Finance LLC
4.030% due 11/20/47 ~ 465,000 455,121
Dryden 53 CLO Ltd. (Cayman)
5.964% (SOFR + 1.662%)
due 01/15/31 ~ § 1,000,000 1,000,000
EverBright Solar Trust
6.430% due 06/22/54 ~ 814,369 826,576
EWC Master Issuer LLC
5.500% due 03/15/52 ~ 1,021,125 1,003,731
FirstKey Homes Trust
2.058% due 09/17/38 ~ 2,300,000 2,199,724
2.189% due 08/17/38 ~ 4,049,000 3,890,665
FOCUS Brands Funding
8.241% due 10/30/53 ~ 493,750 526,897
Foundation Finance Trust
1.270% due 05/15/41 ~ 1,042,430 976,327
4.950% due 04/15/50 ~ 645,000 647,352
Frontier Issuer LLC
6.190% due 06/20/54 ~ 4,690,000 4,847,247
a
Principal
Amount Value
6.600% due 08/20/53 ~ $ 2,895,000 $ 2,950,419
Golub Capital Partners CLO 72 B Ltd.
(Jersey)
6.400% (SOFR + 2.100%)
due 04/25/37 ~ § 1,805,000 1,819,260
GreenSky Home Improvement Issuer Trust
5.220% due 03/25/60 ~ 295,000 295,347
GreenSky Home Improvement Trust
5.670% due 06/25/59 ~ 475,047 481,328
6.360% due 06/25/59 ~ 320,000 326,155
Hardee's Funding LLC
7.253% due 03/20/54 ~ 455,400 468,905
Hildene Community Funding CDO Ltd.
(Cayman)
2.600% due 11/01/35 ~ 2,154,099 1,898,436
Hilton Grand Vacations Trust
5.990% due 03/25/38 ~ 271,555 276,004
HIN Timeshare Trust
3.420% due 10/09/39 ~ 307,080 298,705
Horizon Aircraft Finance I Ltd. (Cayman)
4.458% due 12/15/38 ~ 136,160 130,560
Horizon Aircraft Finance IV Ltd. (Cayman)
5.375% due 09/15/49 ~ 3,919,500 3,882,931
Invesco CLO Ltd. (Cayman)
6.202% (SOFR + 1.912%)
due 10/22/34 ~ § 835,000 837,448
Island Finance Trust
6.540% due 03/19/35 ~ 155,000 158,179
Jack in the Box Funding LLC
3.445% due 02/26/52 ~ 5,926,700 5,701,855
Kapitus Asset Securitization IV LLC
5.490% due 09/10/31 ~ 905,000 908,312
KKR CLO 44 Ltd. (Cayman)
6.993% (SOFR + 2.700%)
due 01/20/36 ~ § 2,885,000 2,914,350
KKR CLO 54 Ltd. (Cayman)
6.021% (SOFR + 1.700%)
due 01/15/38 ~ § 2,065,000 2,071,365
Labrador Aviation Finance Ltd.
4.300% due 01/15/42 ~ 123,850 120,449
Long Point Park CLO Ltd.
5.939% (SOFR + 1.637%)
due 01/17/30 ~ § 660,000 660,000
Madison Park Funding XLVIII Ltd. (Cayman)
6.555% (SOFR + 2.262%)
due 04/19/33 ~ § 960,000 962,742
Mariner Finance Issuance Trust
5.680% due 09/22/36 ~ 475,000 485,346
Marlette Funding Trust
6.930% due 07/17/34 ~ 100,000 100,013
MetroNet Infrastructure Issuer LLC
6.230% due 04/20/54 ~ 200,000 204,828
Milos CLO Ltd. (Cayman)
6.105% (SOFR + 1.812%)
due 10/20/30 ~ § 1,055,000 1,056,654
Mosaic Solar Loan Trust
5.500% due 09/20/49 ~ 2,920,225 2,877,909
5.600% due 04/22/52 ~ 4,135,354 4,059,623
MVW LLC
4.430% due 03/20/42 ~ 805,035 799,142
6.200% due 02/20/43 ~ 333,742 341,664
Navient Private Education Refi Loan Trust
1.060% due 10/15/69 ~ 924,614 832,175
1.690% due 05/15/69 ~ 2,505,796 2,364,979

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Nelnet Student Loan Trust
2.680% due 04/20/62 ~ $ 715,000 $ 626,457
OCP CLO Ltd. (Cayman)
5.681% (SOFR + 1.330%)
due 01/21/38 ~ § 2,610,000 2,603,561
5.993% (SOFR + 1.700%)
due 07/20/37 ~ § 1,140,000 1,145,338
OHA Credit Funding 17 Ltd. (Bermuda)
6.193% (SOFR + 1.900%)
due 04/20/37 ~ § 1,275,000 1,284,648
OHA Credit Partners XI Ltd. (Cayman)
6.093% (SOFR + 1.800%)
due 04/20/37 ~ § 1,260,000 1,266,274
OnDeck Asset Securitization Trust IV LLC
4.980% due 10/17/31 ~ 540,000 537,662
OneMain Financial Issuance Trust
3.140% due 10/14/36 ~ 2,200,000 2,133,421
4.050% due 10/14/36 ~ 2,735,000 2,602,894
OWN Equipment Fund I LLC
5.700% due 12/20/32 ~ 806,858 814,144
Palmer Square BDC CLO 1 Ltd. (Cayman)
5.902% (SOFR + 1.600%)
due 07/15/37 ~ § 4,330,000 4,342,394
6.452% (SOFR + 2.150%)
due 07/15/37 ~ § 2,920,000 2,947,479
PK ALIFT Loan Funding 3 LP
5.842% due 09/15/39 ~ 529,506 535,350
Planet Fitness Master Issuer LLC
3.858% due 12/05/49 ~ 5,458,548 5,149,253
4.008% due 12/05/51 ~ 194,000 177,581
Polen Capital CLO Ltd. (Cayman)
6.211% (SOFR + 1.950%)
due 04/20/38 ~ § 1,270,000 1,255,156
7.411% (SOFR + 3.150%)
due 04/20/38 ~ § 1,375,000 1,377,359
Post CLO Ltd. (Cayman)
7.493% (SOFR + 3.200%)
due 04/20/35 ~ § 500,000 501,984
Post CLO VI Ltd. (Cayman)
6.255% (SOFR + 1.800%)
due 01/20/38 ~ § 2,805,000 2,811,803
Post Road Equipment Finance LLC
5.810% due 10/15/30 ~ 1,060,000 1,078,374
Progress Residential Trust
2.359% due 07/17/38 ~ 220,000 211,276
2.688% due 05/17/26 ~ 455,000 442,231
4.896% due 06/17/39 ~ 275,000 273,994
5.192% due 06/17/39 ~ 490,000 489,215
RAD CLO 27 Ltd. (Cayman)
5.611% (SOFR + 1.320%)
due 01/15/38 ~ § 1,070,000 1,067,725
Regional Management Issuance Trust
5.740% due 12/15/33 ~ 140,000 140,218
Republic Finance Issuance Trust
2.800% due 12/22/31 ~ 2,800,000 2,723,826
5.910% due 08/20/32 ~ 885,000 897,955
RFS Asset Securitization II LLC
6.550% due 07/15/31 ~ 1,305,000 1,328,157
Rockford Tower CLO Ltd. (Cayman)
7.205% (SOFR + 2.912%)
due 10/20/30 ~ § 970,000 971,363
7.584% (SOFR + 3.262%)
due 05/20/31 ~ § 1,935,000 1,938,157
a
Principal
Amount Value
Rockford Tower Ltd. (Cayman)
6.258% (SOFR + 1.850%)
due 10/20/37 ~ § $ 6,075,000 $ 6,111,598
RR 28 Ltd. (Cayman)
5.852% (SOFR + 1.550%)
due 04/15/37 ~ § 2,010,000 2,013,232
SCF Equipment Leasing LLC
5.520% due 01/20/32 ~ 370,000 377,194
SEB Funding LLC
4.969% due 01/30/52 ~ 399,000 389,949
7.386% due 04/30/54 ~ 1,400,000 1,438,031
Sierra Timeshare Receivables Funding LLC
5.150% due 01/20/43 ~ 1,095,795 1,108,525
7.120% due 09/20/40 ~ 45,888 47,354
SMB Private Education Loan Trust
1.310% due 07/17/51 ~ 288,350 268,397
1.340% due 03/17/53 ~ 1,792,442 1,675,049
1.390% due 01/15/53 ~ 925,304 842,937
1.590% due 01/15/53 ~ 179,944 163,025
3.960% due 07/15/42 ~ 1,155,000 1,121,930
4.000% due 07/15/42 ~ 120,000 116,445
5.240% due 03/15/56 ~ 2,773,150 2,804,237
5.799% (SOFR + 1.450%)
due 03/15/56 ~ § 971,486 977,268
5.880% due 03/15/56 ~ 1,997,000 2,045,827
6.060% due 06/17/52 ~ 295,000 306,433
Sound Point CLO XXXII Ltd. (Cayman)
6.712% (SOFR + 2.412%)
due 10/25/34 ~ § 1,540,000 1,544,910
Stonepeak ABS
2.301% due 02/28/33 ~ 3,273,299 3,132,230
Stream Innovations Issuer Trust
5.210% due 02/15/45 ~ 589,108 596,473
6.270% due 07/15/44 ~ 120,784 126,155
Subway Funding LLC
5.246% due 07/30/54 ~ 798,000 787,992
6.028% due 07/30/54 ~ 2,558,588 2,582,414
Sunnova Helios II Issuer LLC
3.750% due 06/20/46 ~ 181,096 165,208
Sunnova Helios XIII Issuer LLC
5.300% due 02/20/51 ~ 2,317,057 2,204,049
Sunrun Atlas Issuer LLC
3.610% due 02/01/55 ~ 809,792 757,861
Sunrun Demeter Issuer LLC
2.270% due 01/30/57 ~ 166,123 144,529
Symetra CLO Ltd. (Cayman)
due 04/20/38 # ~ § 1,070,000 1,069,998
Textainer Marine Containers VII Ltd. (China)
1.680% due 02/20/46 ~ 364,273 335,267
2.100% due 09/20/45 ~ 1,279,046 1,196,338
Thrust Engine Leasing DAC
4.163% due 07/15/40 ~ 2,052,279 1,987,238
TIC Home Improvement Trust
6.670% due 10/15/46 ~ 642,988 655,681
TIF Funding III LLC (Bermuda)
6.310% due 04/20/49 ~ 393,125 398,494
Trafigura Securitisation Finance PLC
(Ireland)
5.730% (SOFR + 1.400%)
due 11/15/27 ~ § 3,600,000 3,626,579
Tricon Residential Trust
6.230% due 07/17/40 ~ 1,725,000 1,744,617

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Volofin Finance DAC (Ireland)
5.935% due 06/15/37 ~ $ 2,615,450 $ 2,630,277
Wave LLC
3.597% due 09/15/44 ~ 725,726 676,771
WAVE Trust
3.844% due 11/15/42 ~ 90,570 84,689
Willis Engine Structured Trust IV
5.438% due 09/15/43 ~ § 157,133 155,445
Willis Engine Structured Trust VII
8.000% due 10/15/48 ~ 524,816 545,144
Wingstop Funding LLC
5.858% due 12/05/54 ~ 750,000 762,159
Ziply Fiber Issuer LLC
6.640% due 04/20/54 ~ 4,100,000 4,226,234
209,666,109
Total Asset-Backed Securities
    (Cost $274,157,943) 278,611,816
U.S. TREASURY OBLIGATIONS - 20.3%
U.S. Treasury Bonds - 9.2%
2.000% due 11/15/41  16,255,000 11,424,852
3.000% due 11/15/44  7,020,000 5,533,186
3.250% due 05/15/42  6,725,000 5,685,121
3.625% due 08/15/43  510,000 448,481
3.625% due 02/15/53  535,000 450,748
3.625% due 05/15/53  24,820,000 20,914,243
3.875% due 05/15/43  2,175,000 1,986,005
4.000% due 11/15/52  6,485,000 5,850,179
4.125% due 08/15/53 ‡ 67,945,000 62,630,161
4.250% due 02/15/54  7,155,000 6,743,588
4.375% due 08/15/43  28,130,000 27,422,355
4.500% due 02/15/44  5,645,000 5,579,289
4.500% due 11/15/54  10,850,000 10,694,031
4.625% due 02/15/55  6,285,000 6,328,209
171,690,448
U.S. Treasury Notes - 11.1%
3.500% due 09/30/26  6,475,000 6,432,887
3.500% due 09/30/29  5,685,000 5,582,848
3.625% due 08/31/29  11,790,000 11,644,237
3.625% due 09/30/31  7,730,000 7,539,166
3.750% due 08/31/31  2,940,000 2,889,009
3.875% due 03/31/27  4,875,000 4,873,477
3.875% due 08/15/33  54,655,000 53,578,980
3.875% due 08/15/34  507,100 494,383
4.000% due 02/28/30  1,060,000 1,062,567
4.000% due 03/31/30  12,760,000 12,786,417
4.125% due 01/31/27  4,665,000 4,681,400
4.125% due 02/28/27  40,295,000 40,450,828
4.125% due 10/31/29  1,750,000 1,763,159
4.125% due 03/31/31  3,690,000 3,709,027
4.125% due 02/29/32  3,750,000 3,760,547
4.125% due 03/31/32  95,000 95,275
4.250% due 12/31/26  6,515,000 6,549,229
4.375% due 01/31/32  2,805,000 2,854,964
4.375% due 05/15/34  1,115,000 1,130,309
4.625% due 02/15/35  3,050,000 3,151,270
a
Principal
Amount Value
4.875% due 10/31/30  $ 31,970,000 $ 33,354,950
208,384,929
Total U.S. Treasury Obligations
    (Cost $380,465,816) 380,075,377
FOREIGN GOVERNMENT BONDS & NOTES - 4.8%
Brazil Government (Brazil)
5.000% due 01/27/45  1,775,000 1,348,645
6.625% due 03/15/35  1,125,000 1,120,720
Brazil Notas do Tesouro Nacional (Brazil)
10.000% due 01/01/33  BRL 75,679,000 10,451,132
Chile Government (Chile)
5.650% due 01/13/37  $ 2,785,000 2,831,509
Colombia Government (Colombia)
7.750% due 11/07/36  2,705,000 2,630,126
8.000% due 11/14/35  455,000 458,185
Costa Rica Government (Costa Rica)
7.000% due 04/04/44 ~ 200,000 203,478
7.158% due 03/12/45 ~ 1,885,000 1,940,098
Dominican Republic (Dominican Republic)
6.600% due 06/01/36 ~ 315,000 314,150
7.050% due 02/03/31 ~ 655,000 679,071
Indonesia Treasury (Indonesia)
6.875% due 04/15/29  IDR 94,174,000,000 5,718,769
Ivory Coast Government (Ivory Coast)
due 04/01/36 # ~ $ 1,280,000 1,228,519
Mexican Bonos (Mexico)
8.500% due 05/31/29  MXN 98,194,200 4,745,148
Mexico Government (Mexico)
5.125% due 05/04/37  EUR 1,520,000 1,596,323
6.875% due 05/13/37  $ 1,545,000 1,584,552
Morocco Government (Morocco)
due 04/02/35 # ~ EUR 950,000 1,018,822
Nigeria Government (Nigeria)
10.375% due 12/09/34 ~ $ 3,470,000 3,488,977
Panama Government (Panama)
6.400% due 02/14/35  1,065,000 1,001,846
8.000% due 03/01/38  1,245,000 1,285,462
Republic of Armenia (Armenia)
6.750% due 03/12/35 ~ 230,000 221,725
Republic of South Africa Government
(South Africa)
7.100% due 11/19/36 ~ 980,000 951,138
7.300% due 04/20/52  1,825,000 1,615,148
8.875% due 02/28/35  ZAR 53,775,000 2,626,095
9.000% due 01/31/40  75,785,000 3,416,624
Republic of Uzbekistan (Uzbekistan)
3.700% due 11/25/30 ~ $ 445,000 377,723
3.900% due 10/19/31 ~ 1,005,000 841,703
5.375% due 05/29/27 ~ EUR 2,200,000 2,407,910
6.900% due 02/28/32 ~ $ 2,545,000 2,525,209
6.947% due 05/25/32 ~ 430,000 426,480
Romania Government (Romania)
due 07/11/32 # ~ EUR 620,000 663,092
5.750% due 03/24/35 ~ $ 2,164,000 1,959,228
6.250% due 09/10/34 ~ EUR 1,355,000 1,455,455
Saudi Government (Saudi Arabia)
5.625% due 01/13/35 ~ $ 1,095,000 1,126,358
Turkiye Government (Turkey)
6.500% due 01/03/35  3,790,000 3,530,298
37.000% due 02/18/26  TRY 116,130,000 2,886,205

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, investments with a total aggregate value of $8,511,704 or 0.5% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of March 31, 2025, open futures contracts outstanding were as follows:
a
Principal
Amount Value
U.K. Gilts (United Kingdom)
4.125% due 01/29/27 ~ GBP 4,840,000 $ 6,245,452
Uruguay Government (Uruguay)
8.250% due 05/21/31  UYU 286,455,000 6,407,430
8.500% due 03/15/28 ~ 54,040,000 1,253,517
9.750% due 07/20/33  258,870,000 6,228,359
Total Foreign Government Bonds & Notes
    (Cost $97,025,487) 90,810,681
SHORT-TERM INVESTMENTS - 1.7%
U.S. Government Agency Issues - 0.6%
Federal Home Loan Bank Discount Notes
4.363% due 04/07/25  $ 10,990,000 10,981,002
U.S. Treasury Bills - 1.1%
2.907% due 04/03/25  1,830,000 1,829,569
3.836% due 04/08/25  8,370,000 8,363,098
4.095% due 04/15/25  9,050,000 9,035,086
4.299% due 05/22/25 ‡ 2,500,000 2,485,054
21,712,807
Total Short-Term Investments
(Cost $32,695,325) 32,693,809
TOTAL INVESTMENTS - 97.3%
(Cost $1,829,110,481) 1,824,163,479
DERIVATIVES - (0.0%) (334,070)
OTHER ASSETS & LIABILITIES, NET - 2.7% 51,173,594
NET ASSETS - 100.0% $ 1,875,003,003
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 06/25 630 $ 130,163,995 $ 130,518,282 $ 354,287
CBOT 5 Year U.S. Treasury Notes 06/25 504 54,337,637 54,510,750 173,113
CBOT 10 Year U.S. Treasury Notes 06/25 139 15,360,818 15,459,406 98,588
CBOT U.S. Long Bond 06/25 1,564 183,747,758 183,427,875 (319,883)
$ 306,105
Short Futures Outstanding
CBOT Ultra 10 Year U.S. Treasury Notes 06/25 1,565 177,853,847 178,605,625 (751,778)
CBOT Ultra U.S. Treasury Bond 06/25 73 9,035,853 8,924,250 111,603
( $ 640,175 )
Total Futures Contracts ( $ 334,070 )

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(c) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 3,195,401 $ 3,195,401 $ – $ –
Corporate Bonds & Notes 694,442,844 – 694,442,844 –
Convertible Corporate Bonds & Notes 3,198,585 – 3,198,585 –
Senior Loan Notes 31,154,823 – 28,838,140 2,316,683
Mortgage-Backed Securities
Collateralized Mortgage Obligations - Commercial 47,536,735 – 42,649,118 4,887,617
Collateralized Mortgage Obligations - Residential 60,586,959 – 56,962,872 3,624,087
Federal Home Loan Mortgage Corp. 81,045,050 – 81,045,050 –
Federal National Mortgage Association 118,449,170 – 118,449,170 –
Government National Mortgage Association 2,362,229 – 2,362,229 –
Total Mortgage-Backed Securities 309,980,143 – 301,468,439 8,511,704
Asset-Backed Securities 278,611,816 – 278,611,816 –
U.S. Treasury Obligations 380,075,377 – 380,075,377 –
Foreign Government Bonds & Notes 90,810,681 – 90,810,681 –
Short-Term Investments 32,693,809 – 32,693,809 –
Derivatives:
Interest Rate Contracts
Futures 737,591 737,591 – –
Total Assets 1,824,901,070 3,932,992 1,810,139,691 10,828,387
a
Liabilities Due to Custodian (209,092) – (209,092) –
Derivatives:
Interest Rate Contracts
Futures (1,071,661) (1,071,661) – –
Total Liabilities (1,280,753) (1,071,661) (209,092) –
Total $ 1,823,620,317 $ 2,861,331 $ 1,809,930,599 $ 10,828,387

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
EXCHANGE-TRADED FUNDS - 5.9%
Invesco Senior Loan ETF 475,183 $ 9,836,288
iShares iBoxx High Yield Corporate Bond 36,868 2,908,516
SPDR Blackstone Senior Loan 227,226 9,345,805
SPDR Bloomberg High Yield Bond ETF 34,789 3,315,392
SPDR Bloomberg Short Term High Yield
Bond ETF 171,016 4,302,763
a
Total Exchange-Traded Funds
    (Cost $29,907,636) 29,708,764
Principal
Amount
CORPORATE BONDS & NOTES - 2.6%
Consumer, Non-Cyclical - 1.2%
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ $ 2,500,000 2,533,925
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 3,225,425 3,303,730
5,837,655
Financial - 1.4%
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
6.750% due 10/15/27 ~ 3,851,000 3,839,967
7.375% due 10/01/32 ~ 3,250,000 3,268,337
7,108,304
Total Corporate Bonds & Notes
    (Cost $12,926,054) 12,945,959
SENIOR LOAN NOTES - 88.9%
Communications - 1.5%
CNT Holdings I Corp. Term B
6.802% (SOFR + 2.500%)
due 11/08/32 § 2,642,043 2,628,503
Speedster Bidco GmbH Term B (Germany)
due 12/10/31 ∞ 1,000,000 1,000,469
StubHub Holdco Sub LLC Term B
9.075% (SOFR + 4.750%)
due 03/15/30 § 968,454 970,068
Zayo Group Holdings, Inc. Term B
7.439% (SOFR + 3.000%)
due 03/09/27 § ∞ 3,450,000 3,220,720
7,819,760
Consumer, Cyclical - 12.8%
Alterra Mountain Co.
Term B
7.325% (SOFR + 3.000%)
due 05/31/30 ± § 2,992,500 3,007,462
Term B6
7.075% (SOFR + 2.750%)
due 08/17/28 § 6,463,711 6,491,990
BCPE Empire Holdings, Inc. Term B
7.575% (SOFR + 3.250%)
due 12/11/30 § ∞ 5,460,897 5,393,771
Caesars Entertainment, Inc.
Term B
6.563% (SOFR + 2.250%)
due 02/06/30 § 2,990,881 2,989,012
a
Principal
Amount Value
Term B1
6.563% (SOFR + 2.250%)
due 02/06/31 § $ 992,481 $ 987,828
Clarios Global LP Term B
7.075% (SOFR + 2.750%)
due 01/28/32 § 2,250,000 2,224,688
ClubCorp Holdings, Inc. Term B
9.561% (SOFR + 5.000%)
due 09/18/26 § ∞ 10,192,336 10,221,639
DK Crown Holdings, Inc. Term B
6.069% (SOFR + 1.750%)
due 03/04/32 § 750,000 745,937
FCG Acquisitions, Inc.
7.549% (SOFR + 3.250%)
due 03/31/28 § 3,986,422 3,962,336
Great Outdoors Group LLC Term B3
7.575% (SOFR + 3.250%)
due 01/23/32 § 2,493,750 2,492,815
PetSmart LLC Term B
8.175% (SOFR + 3.750%)
due 02/11/28 § 2,741,301 2,703,608
Tacala Investment Corp. Term B
due 01/31/31 ∞ 644,320 644,482
Weber-Stephen Products LLC
8.675% (SOFR + 4.250%)
due 10/30/27 § 2,242,298 2,191,846
Term B
7.689% (SOFR + 3.250%)
due 10/30/27 § ∞ 7,233,127 7,016,133
Whatabrands LLC Term B
6.825% (SOFR + 2.500%)
due 08/03/28 § ∞ 8,491,640 8,464,136
Windsor Holdings III LLC Term B
7.069% (SOFR + 2.750%)
due 08/01/30 § 2,500,000 2,480,208
7.072% (SOFR + 3.500%)
due 08/01/30 § 2,475,652 2,468,690
64,486,581
Consumer, Non-Cyclical - 13.9%
8th Avenue Food & Provisions, Inc. Term B
8.189% (SOFR + 3.750%)
due 10/01/25 § ∞ 9,167,667 9,013,916
9.189% (SOFR + 4.750%)
due 10/01/25 § ∞ 2,530,029 2,489,971
Allied Universal Holdco LLC Term B
8.175% (SOFR + 3.750%)
due 05/12/28 § ∞ 5,197,156 5,197,156
Anticimex Global AB (Sweden)
Term B1
7.490% (SOFR + 3.150%)
due 11/16/28 § 2,834,766 2,829,451
Term B6
due 11/16/28 ∞ 1,246,860 1,246,860
Bausch & Lomb Corp.
8.325% (SOFR + 4.000%)
due 09/29/28 § 3,330,216 3,325,360
Term B
7.672% (SOFR + 3.250%)
due 05/10/27 § ∞ 8,180,760 8,159,580
Belron Finance LLC Term B
7.052% (SOFR + 2.750%)
due 10/16/31 § 741,574 741,343

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Citrin Cooperman Advisors LLC
due 04/01/32 ± ∞ $ 1,250,000 $ 1,248,438
Curium Bidco SARL Term B (Luxembourg)
7.799% (SOFR + 3.500%)
due 07/31/29 § 1,963,945 1,971,310
Grant Thornton Advisors Holdings LLC
Term B
7.075% (SOFR + 2.750%)
due 06/02/31 § 2,558,786 2,546,791
Mavis Tire Express Services Corp. Term B
7.313% (SOFR + 3.000%)
due 05/04/28 § 5,098,078 5,072,588
Medline Borrower LP Term B
6.575% (SOFR + 2.250%)
due 10/23/28 § 5,745,375 5,740,824
Opal LLC Term B
due 03/31/32 ∞ 1,000,000 995,000
Pathway Vet Alliance LLC
due 06/30/28 ∞ 529,312 536,590
Term B
8.314% (SOFR + 3.750%)
due 03/31/27 § 3,486,413 2,867,575
Southern Veterinary Partners LLC Term B
7.575% (SOFR + 3.250%)
due 12/04/31 § 8,426,159 8,414,876
Wand NewCo 3, Inc. Term B2
6.825% (SOFR + 2.500%)
due 01/30/31 § 7,645,333 7,543,398
69,941,027
Energy - 0.3%
Traverse Midstream Partners LLC Term B
7.291% (SOFR + 3.000%)
due 02/16/28 ± § 1,500,000 1,505,625
Financial - 20.0%
Acrisure LLC Term B6
7.325% (SOFR + 3.000%)
due 11/06/30 § 8,501,925 8,460,742
Alliant Holdings Intermediate LLC Term B6
7.069% (SOFR + 2.750%)
due 09/19/31 § 11,079,973 11,011,411
Amynta Agency Borrower, Inc. Term B
7.291% (SOFR + 3.000%)
due 12/06/31 § 2,245,272 2,227,029
Apex Group Treasury LLC Term B
7.819% (SOFR + 3.500%)
due 02/27/32 § ∞ 8,163,682 8,153,477
Ardonagh Group Finco Pty. Ltd Term B
(United Kingdom)
due 02/15/31 ± ∞ 4,250,000 4,196,875
Ascensus Holdings, Inc. Term B
7.325% (SOFR + 3.000%)
due 08/02/28 § ∞ 4,776,344 4,755,448
AssuredPartners, Inc. Term B5
due 02/14/31 ∞ 6,184,383 6,197,914
BroadStreet Partners, Inc. Term B4
7.325% (SOFR + 3.000%)
due 06/13/31 § ∞ 10,350,775 10,271,850
CoreLogic, Inc. Term B
7.939% (SOFR + 3.500%)
due 06/02/28 § 9,209,107 9,050,821
a
Principal
Amount Value
Deerfield Dakota Holding LLC Term B
8.049% (SOFR + 3.750%)
due 04/09/27 § ∞ $ 5,771,619 $ 5,483,038
11.311% (SOFR + 6.750%)
due 04/07/28 § 5,815,000 5,582,400
FNZ USA FinCo LLC Term B
9.291% (SOFR + 5.000%)
due 11/05/31 § 2,750,000 2,557,500
Goosehead Insurance Holdings LLC Term B
due 01/08/32 ± ∞ 1,000,000 1,008,750
Howden Group Holdings Ltd. Term B
(United Kingdom)
7.825% (SOFR + 3.500%)
due 04/18/30 § 1,190,549 1,191,479
HUB International Ltd. Term B
6.787% (SOFR + 2.500%)
due 06/20/30 § 3,740,625 3,728,232
IMA Financial Group, Inc. Term B
7.325% (SOFR + 3.000%)
due 11/01/28 ± § 5,588,657 5,553,727
TIH Insurance Holdings LLC (2nd Lien)
9.049% (SOFR + 4.750%)
due 05/06/32 § 7,500,000 7,582,035
USI, Inc.
Term C
6.549% (SOFR + 2.250%)
due 09/29/30 § ∞ 2,988,741 2,961,468
Term D
6.549% (SOFR + 2.250%)
due 11/21/29 § 925,175 918,237
100,892,433
Industrial - 23.9%
Apple Bidco LLC Term B
6.825% (SOFR + 2.500%)
due 09/23/31 § ∞ 8,522,542 8,443,973
Arcline FM Holdings LLC
due 06/24/30 ± ∞ 1,500,000 1,501,875
Bleriot U.S. Bidco, Inc. Term B
7.049% (SOFR + 2.750%)
due 10/31/30 § 1,228,801 1,219,840
Brown Group Holding LLC Term B1
6.825% (SOFR + 2.500%)
due 07/01/31 § 2,045,204 2,036,682
Chariot Buyer LLC Term B
7.675% (SOFR + 3.250%)
due 11/03/28 § ∞ 8,181,503 8,125,255
Charter Next Generation, Inc. Term B
7.314% (SOFR + 2.750%)
due 11/29/30 § 2,629,877 2,627,137
Cornerstone Building Brands, Inc. Term C
8.819% (SOFR + 4.500%)
due 05/15/31 § 868,755 717,266
Crosby U.S. Acquisition Corp. Term B
7.825% (SOFR + 3.500%)
due 08/16/29 § ∞ 7,188,837 7,199,621
Cube A&D Buyer, Inc. 2024 Term Loan
7.793% (SOFR + 3.500%)
due 10/17/31 ± § 1,250,000 1,243,750
Dynasty Acquisition Co., Inc.
Term B1
6.325% (SOFR + 2.000%)
due 10/31/31 § 1,987,242 1,983,981

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Term B2
6.325% (SOFR + 2.000%)
due 10/31/31 § $ 755,883 $ 754,643
Engineered Machinery Holdings, Inc. (2nd
Lien)
10.561% (SOFR + 6.000%)
due 05/21/29 ± § 1,275,000 1,281,375
11.061% (SOFR + 6.500%)
due 05/21/29 ± § 875,000 879,375
Filtration Group Corp. Term B
7.325% (SOFR + 3.000%)
due 10/21/28 § ∞ 8,648,447 8,648,447
GFL ES U.S. LLC Term B
6.819% (SOFR + 2.500%)
due 02/04/32 § 1,750,000 1,740,156
Goat Holdco LLC Term B
7.322% (SOFR + 3.000%)
due 01/27/32 § 4,750,000 4,719,039
Husky Injection Molding Systems Ltd. Term
B (Canada)
8.724% (SOFR + 4.500%)
due 02/15/29 § 4,432,822 4,421,186
Icebox Holdco III, Inc. Term B
8.061% (SOFR + 3.500%)
due 12/22/28 § 989,796 991,342
11.311% (SOFR + 6.750%)
due 12/21/29 § 3,200,402 3,232,406
Kaman Corp. Term B
due 02/26/32 ± ∞
φ
581,897 582,624
7.025% (SOFR + 2.750%)
due 02/26/32 § 6,168,103 6,093,895
Kenan Advantage Group, Inc. Term B4
7.575% (SOFR + 3.250%)
due 01/25/29 § 2,725,059 2,714,840
Madison IAQ LLC
due 03/28/32 ± ∞ 2,000,000 1,985,000
Pregis TopCo LLC
8.439% (SOFR + 4.250%)
due 07/31/26 § 246,803 247,111
Term B
8.325% (SOFR + 4.000%)
due 07/31/26 § 1,956,858 1,960,323
Pro Mach Group, Inc. Term B
7.075% (SOFR + 2.750%)
due 08/31/28 § 2,486,892 2,481,971
Proampac PG Borrower LLC Term B
8.302% (SOFR + 4.000%)
due 09/15/28 § 2,158,332 2,154,285
Quikrete Holdings, Inc. Term B3
6.575% (SOFR + 2.250%)
due 02/10/32 § 2,500,000 2,476,785
Roper Industrial Products Investment Co.
LLC Term B
7.049% (SOFR + 2.750%)
due 11/22/29 § ∞ 7,799,469 7,772,171
Signia Aerospace LLC Term B
due 12/11/31 ±
φ
269,231 267,885
7.322% (SOFR + 3.000%)
due 11/21/31 ± § 3,230,769 3,214,615
Spirit AeroSystems, Inc. Term B
8.791% (SOFR + 4.500%)
due 01/15/27 § 1,104,152 1,106,913
a
Principal
Amount Value
SPX Flow, Inc. Term B
7.325% (SOFR + 3.000%)
due 04/05/29 § $ 1,361,140 $ 1,360,928
Star U.S. Bidco LLC Term B
8.075% (SOFR + 3.750%)
due 03/17/27 ± § 1,632,700 1,633,720
STS Operating, Inc.
8.425% (SOFR + 4.000%)
due 03/25/31 § 1,105,677 1,063,523
TK Elevator U.S. Newco, Inc. Term B
(Germany)
due 04/30/30 ∞ 2,000,000 1,996,208
7.737% (SOFR + 3.000%)
due 04/30/30 § 2,450,885 2,453,949
TransDigm, Inc.
Term J
6.799% (SOFR + 2.500%)
due 02/28/31 § 4,194,839 4,177,917
Term K
7.049% (SOFR + 2.750%)
due 03/22/30 ± § ∞ 4,251,898 4,227,981
Term L
6.829% (SOFR + 2.500%)
due 01/19/32 § ∞ 6,226,231 6,200,286
Trident TPI Holdings, Inc. Term B7
8.049% (SOFR + 3.750%)
due 09/15/28 § ∞ 2,610,009 2,523,281
120,463,560
Technology - 16.5%
Applied Systems, Inc. (2nd Lien)
8.799% (SOFR + 4.500%)
due 02/23/32 ± § 6,500,000 6,670,625
AthenaHealth Group, Inc. Term B
7.325% (SOFR + 3.000%)
due 02/15/29 § 3,250,000 3,221,563
Avalara, Inc. Term B
due 03/26/32 ∞ 4,600,000 4,592,332
BCPE Pequod Buyer, Inc. Term B
7.791% (SOFR + 3.500%)
due 11/25/31 § 1,000,000 998,021
Central Parent LLC Term B
7.549% (SOFR + 3.250%)
due 07/06/29 § 2,122,558 1,823,631
Ellucian Holdings, Inc.
(2nd Lien)
9.075% (SOFR + 4.750%)
due 11/22/32 ± § ∞ 8,047,500 8,158,153
Term B
7.325% (SOFR + 3.000%)
due 10/09/29 § ∞ 3,377,974 3,377,974
Epicor Software Corp. Term B
7.075% (SOFR + 2.750%)
due 05/30/31 § 9,949,992 9,937,564
Polaris Newco LLC Term B
8.302% (SOFR + 3.750%)
due 06/02/28 § ∞ 10,178,427 9,757,772
Project Boost Purchaser LLC Term B
7.299% (SOFR + 3.000%)
due 07/16/31 § 994,936 990,850
9.549% (SOFR + 5.250%)
due 07/16/32 § ∞ 3,100,000 3,105,168

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
As of March 31, 2025, the reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities was as follows:
The table below shows transfers to/from Level 3:
All other significant unobservable inputs used to value Senior Loan Notes with the aggregate value of $48,167,855 were provided by a single broker quote. Significant changes to a single broker quote would have direct and proportional changes to the fair value of the security.
a
Principal
Amount Value
RealPage, Inc.
8.049% (SOFR + 3.750%)
due 04/24/28 § ∞ $ 3,600,000 $ 3,606,998
Term B
7.590% (SOFR + 3.000%)
due 04/24/28 § ∞ 6,707,623 6,627,131
Starlight Parent LLC
due 03/12/32 ∞ 375,000 365,391
Tempo Acquisition LLC Term B
6.075% (SOFR + 1.750%)
due 08/31/28 § 1,995,000 1,980,973
UKG, Inc. Term B
7.329% (SOFR + 3.000%)
due 02/10/31 § ∞ 18,029,764 18,023,183
83,237,329
Total Senior Loan Notes
    (Cost $451,827,503) 448,346,315
TOTAL INVESTMENTS - 97.4%
(Cost $494,661,193) 491,001,038
OTHER ASSETS & LIABILITIES, NET - 2.6% 13,243,296
NET ASSETS - 100.0% $ 504,244,334
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Exchange-Traded Funds $ 29,708,764 $ 29,708,764 $ – $ –
Corporate Bonds & Notes 12,945,959 – 12,945,959 –
Senior Loan Notes 448,346,315 – 400,178,460 48,167,855
Total $ 491,001,038 $ 29,708,764 $ 413,124,419 $ 48,167,855
Senior Loan
Notes
Value, Beginning of Period $ 5,162,400
Purchases 19,587,760
Sales (Includes Paydowns) (6,026,798)
Accrued Discounts (Premiums) 130
Net Realized Gains (Losses) 1,032
Change in Net Unrealized Appreciation (Depreciation) (77,280)
Transfers In 29,520,611
Transfers Out –
Value, End of Period $ 48,167,855
Change in Net Unrealized Appreciation (Depreciation) on Level 3
Investments Held at the End of Period, if Applicable ( $ 76,369 )
Amount Level Transfer Change in Fair Valuation Measurement Inputs
Transferred From To From To
$ 29,520,611 2 3 Vendor Price (Observable Inputs) Unobservable Single Broker Quote

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 0.1%
Industrial - 0.1%
spacing
Chart Industries, Inc. * 7,071 $ 1,020,770
Total Common Stocks
    (Cost $942,807) 1,020,770
Principal
Amount
CORPORATE BONDS & NOTES - 88.8%
Basic Materials - 2.8%
Celanese U.S. Holdings LLC
6.750% due 04/15/33  $ 950,000 923,117
Herens Holdco SARL (Luxembourg)
4.750% due 05/15/28 ~ 3,650,000 3,288,079
Magnera Corp.
7.250% due 11/15/31 ~ 3,525,000 3,432,663
Novelis Corp.
3.875% due 08/15/31 ~ 4,725,000 4,112,389
4.750% due 01/30/30 ~ 1,033,000 964,135
Olympus Water U.S. Holding Corp.
7.250% due 06/15/31 ~ 9,475,000 9,310,088
Perenti Finance Pty. Ltd. (Australia)
6.500% due 10/07/25 ~ 594,041 594,225
7.500% due 04/26/29 ~ 800,000 825,700
23,450,396
Communications - 9.0%
CCO Holdings LLC/CCO Holdings Capital
Corp.
4.250% due 02/01/31 ~ 5,775,000 5,122,383
4.250% due 01/15/34 ~ 1,000,000 823,245
4.750% due 03/01/30 ~ 5,510,000 5,115,382
5.375% due 06/01/29 ~ 3,200,000 3,099,069
Ciena Corp.
4.000% due 01/31/30 ~ 3,670,000 3,355,126
CommScope LLC
9.500% due 12/15/31 ~ 3,515,000 3,623,684
Connect Finco SARL/Connect U.S. Finco
LLC (United Kingdom)
9.000% due 09/15/29 ~ 7,550,000 6,892,991
CSC Holdings LLC
3.375% due 02/15/31 ~ 1,800,000 1,291,067
11.750% due 01/31/29 ~ 5,450,000 5,289,048
DISH Network Corp.
11.750% due 11/15/27 ~ 8,125,000 8,561,325
EchoStar Corp.
10.750% due 11/30/29  3,350,000 3,523,037
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~ 2,550,000 2,518,041
8.625% due 03/15/31 ~ 4,800,000 5,117,351
Level 3 Financing, Inc.
4.000% due 04/15/31 ~ 2,575,000 1,944,125
10.500% due 05/15/30 ~ 2,427,000 2,612,650
Univision Communications, Inc.
8.000% due 08/15/28 ~ 3,875,000 3,890,727
8.500% due 07/31/31 ~ 4,750,000 4,645,997
Vmed O2 U.K. Financing I PLC (United
Kingdom)
4.750% due 07/15/31 ~ 4,980,000 4,334,296
a
Principal
Amount Value
Windstream Services LLC/Windstream
Escrow Finance Corp.
8.250% due 10/01/31 ~ $ 4,700,000 $ 4,789,615
76,549,159
Consumer, Cyclical - 13.0%
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.750% due 04/20/29 ~ 2,220,000 2,174,205
Boyd Gaming Corp.
4.750% due 06/15/31 ~ 6,113,000 5,642,764
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~ 6,850,000 6,301,532
Churchill Downs, Inc.
6.750% due 05/01/31 ~ 2,425,000 2,447,135
Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 02/15/30 ~ 6,275,000 6,340,260
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 ~ 3,700,000 3,410,682
6.750% due 01/15/30 ~ 1,975,000 1,709,634
Grupo Aeromexico SAB de CV (Mexico)
8.625% due 11/15/31 ~ 2,575,000 2,484,566
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
4.875% due 07/01/31 ~ 1,875,000 1,648,180
5.000% due 06/01/29 ~ 90,000 84,412
6.625% due 01/15/32 ~ 4,200,000 4,165,319
LGI Homes, Inc.
7.000% due 11/15/32 ~ 4,275,000 4,050,242
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ 23,778,000 18,258,337
Merlin Entertainments Group U.S. Holdings,
Inc. (United Kingdom)
7.375% due 02/15/31 ~ 3,225,000 3,049,193
Midwest Gaming Borrower LLC/Midwest
Gaming Finance Corp.
4.875% due 05/01/29 ~ 3,650,000 3,428,390
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 1,900,000 1,757,860
3.875% due 01/15/28 ~ 650,000 621,809
4.000% due 10/15/30 ~ 6,700,000 6,069,329
4.375% due 01/15/28 ~ 1,900,000 1,829,238
6.125% due 06/15/29 ~ 1,375,000 1,385,021
Saks Global Enterprises LLC
11.000% due 12/15/29 ~ 3,500,000 2,840,212
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ 4,650,000 4,409,545
Six Flags Entertainment Corp./Canada's
Wonderland Co./Magnum Management
Corp.
5.250% due 07/15/29  8,465,000 8,018,317
Viking Cruises Ltd.
6.250% due 05/15/25 ~ 895,000 895,847
7.000% due 02/15/29 ~ 1,225,000 1,229,909
9.125% due 07/15/31 ~ 2,750,000 2,939,766
Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/29 ~ 175,000 172,416
Windsor Holdings III LLC
8.500% due 06/15/30 ~ 4,950,000 5,114,008
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
6.250% due 03/15/33 ~ 825,000 804,276

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
7.125% due 02/15/31 ~ $ 6,165,000 $ 6,383,765
109,666,169
Consumer, Non-Cyclical - 14.6%
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.500% due 03/15/29 ~ 11,300,000 10,411,452
5.875% due 02/15/28 ~ 2,875,000 2,876,760
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 14,300,000 14,494,051
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~ 1,350,000 1,091,691
5.750% due 08/15/27 ~ 875,000 874,015
6.125% due 02/01/27 ~ 875,000 887,797
BC Ltd.
due 04/15/32 # ~ 1,675,000 1,666,546
Boost Newco Borrower LLC
7.500% due 01/15/31 ~ 4,260,000 4,437,582
Charles River Laboratories International,
Inc.
4.000% due 03/15/31 ~ 6,800,000 6,091,177
Chobani Holdco II LLC
8.750% Cash or 9.500% PIK due
10/01/29 ~ 3,425,000 3,731,406
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ 3,655,000 2,893,559
10.875% due 01/15/32 ~ 2,000,000 1,972,841
EquipmentShare.com, Inc.
8.625% due 05/15/32 ~ 2,495,000 2,574,890
9.000% due 05/15/28 ~ 1,500,000 1,555,912
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 2,935,000 3,033,091
9.625% due 09/15/32 ~ 4,300,000 4,429,575
Garda World Security Corp. (Canada)
8.250% due 08/01/32 ~ 3,350,000 3,274,336
8.375% due 11/15/32 ~ 4,475,000 4,404,807
Medline Borrower LP
3.875% due 04/01/29 ~ 6,375,000 5,963,292
Medline Borrower LP/Medline Co-Issuer,
Inc.
6.250% due 04/01/29 ~ 200,000 202,796
Opal Bidco SAS (France)
due 03/31/32 # 1,900,000 1,900,000
Post Holdings, Inc.
4.625% due 04/15/30 ~ 2,105,000 1,968,256
6.375% due 03/01/33 ~ 3,775,000 3,721,454
Primo Water Holdings, Inc./Triton Water
Holdings, Inc.
4.375% due 04/30/29 ~ 3,250,000 3,113,175
6.250% due 04/01/29 ~ 3,000,000 2,994,577
Shift4 Payments LLC/Shift4 Payments
Finance Sub, Inc.
6.750% due 08/15/32 ~ 3,475,000 3,505,357
Tenet Healthcare Corp.
4.250% due 06/01/29  1,265,000 1,193,009
4.375% due 01/15/30  5,550,000 5,208,465
6.125% due 06/15/30  425,000 423,566
U.S. Foods, Inc.
4.625% due 06/01/30 ~ 2,050,000 1,948,894
5.750% due 04/15/33 ~ 875,000 853,401
Veritiv Operating Co.
10.500% due 11/30/30 ~ 5,475,000 5,803,911
Viking Baked Goods Acquisition Corp.
8.625% due 11/01/31 ~ 5,125,000 4,762,035
a
Principal
Amount Value
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ $ 9,428,250 $ 9,657,144
123,920,820
Energy - 9.4%
Aethon United BR LP/Aethon United
Finance Corp.
7.500% due 10/01/29 ~ 3,550,000 3,613,140
Antero Midstream Partners LP/Antero
Midstream Finance Corp.
5.375% due 06/15/29 ~ 5,150,000 5,037,527
6.625% due 02/01/32 ~ 200,000 203,507
Archrock Partners LP/Archrock Partners
Finance Corp.
6.625% due 09/01/32 ~ 5,600,000 5,627,093
Civitas Resources, Inc.
8.625% due 11/01/30 ~ 3,250,000 3,355,793
Comstock Resources, Inc.
6.750% due 03/01/29 ~ 1,625,000 1,580,736
CQP Holdco LP/BIP-V Chinook Holdco LLC
7.500% due 12/15/33 ~ 5,300,000 5,588,235
Enerflex Ltd. (Canada)
9.000% due 10/15/27 ~ 7,335,000 7,531,886
Energy Transfer LP
7.125% due 10/01/54  7,675,000 7,798,928
Genesis Energy LP/Genesis Energy
Finance Corp.
8.000% due 05/15/33  4,525,000 4,564,037
Sunoco LP
7.250% due 05/01/32 ~ 3,625,000 3,746,844
Transocean, Inc.
8.500% due 05/15/31 ~ 6,675,000 6,491,961
Venture Global Calcasieu Pass LLC
3.875% due 11/01/33 ~ 4,340,000 3,738,738
Venture Global LNG, Inc.
8.125% due 06/01/28 ~ 1,600,000 1,635,930
9.000% due 09/30/29 ~ 4,175,000 3,965,327
9.500% due 02/01/29 ~ 1,250,000 1,341,170
9.875% due 02/01/32 ~ 8,640,000 9,181,816
Vital Energy, Inc.
7.875% due 04/15/32 ~ 5,325,000 4,962,308
79,964,976
Financial - 10.0%
Acrisure LLC/Acrisure Finance, Inc.
6.000% due 08/01/29 ~ 2,200,000 2,110,427
7.500% due 11/06/30 ~ 15,250,000 15,525,339
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
6.500% due 10/01/31 ~ 8,250,000 8,109,204
7.375% due 10/01/32 ~ 1,775,000 1,785,014
Ardonagh Group Finance Ltd. (United
Kingdom)
8.875% due 02/15/32 ~ 4,750,000 4,840,908
AssuredPartners, Inc.
5.625% due 01/15/29 ~ 4,000,000 3,994,125
Banco Mercantil del Norte SA (Mexico)
6.625% due 01/24/32 ~ 2,400,000 2,150,059
BroadStreet Partners, Inc.
5.875% due 04/15/29 ~ 3,500,000 3,367,124
CoreLogic, Inc.
4.500% due 05/01/28 ~ 5,900,000 5,499,288

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance
LLC (United Kingdom)
7.250% due 02/15/31 ~ $ 3,600,000 $ 3,637,192
8.125% due 02/15/32 ~ 7,775,000 7,864,475
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 450,000 412,937
4.875% due 09/15/29 ~ 4,050,000 3,869,510
5.000% due 07/15/28 ~ 625,000 606,427
5.250% due 03/15/28 ~ 500,000 489,058
6.250% due 01/15/33 ~ 950,000 941,523
OneMain Finance Corp.
3.875% due 09/15/28  2,500,000 2,313,617
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 12,700,000 12,948,682
UBS Group AG (Switzerland)
7.125% due 08/10/34 ~ 4,000,000 3,944,466
84,409,375
Industrial - 21.3%
BWX Technologies, Inc.
4.125% due 04/15/29 ~ 6,650,000 6,215,742
Calderys Financing II LLC
11.750% Cash or 12.500% PIK due
06/01/28 ~ 4,275,000 4,248,437
Chart Industries, Inc.
7.500% due 01/01/30 ~ 3,275,000 3,400,746
9.500% due 01/01/31 ~ 6,375,000 6,810,400
Clydesdale Acquisition Holdings, Inc.
due 04/15/32 # ~ 1,525,000 1,536,785
8.750% due 04/15/30 ~ 4,025,000 4,084,732
Cornerstone Building Brands, Inc.
9.500% due 08/15/29 ~ 3,175,000 2,644,823
CP Atlas Buyer, Inc.
7.000% due 12/01/28 ~ 2,775,000 2,197,202
EMRLD Borrower LP/Emerald Co-Issuer,
Inc.
6.625% due 12/15/30 ~ 5,465,000 5,474,253
6.750% due 07/15/31 ~ 1,950,000 1,964,873
First Student Bidco, Inc./First Transit Parent,
Inc.
4.000% due 07/31/29 ~ 5,350,000 4,910,058
GFL Environmental, Inc.
3.500% due 09/01/28 ~ 3,950,000 3,736,400
4.375% due 08/15/29 ~ 8,500,000 8,025,455
4.750% due 06/15/29 ~ 2,625,000 2,528,308
Goat Holdco LLC
6.750% due 02/01/32 ~ 5,675,000 5,559,485
Husky Injection Molding Systems Ltd./Titan
Co-Borrower LLC (Canada)
9.000% due 02/15/29 ~ 3,150,000 3,159,787
Iris Holding, Inc.
10.000% due 12/15/28 ~ 2,780,000 2,485,614
LABL, Inc.
5.875% due 11/01/28 ~ 4,000,000 3,155,336
8.625% due 10/01/31 ~ 7,575,000 5,651,783
9.500% due 11/01/28 ~ 150,000 127,010
Madison IAQ LLC
5.875% due 06/30/29 ~ 4,000,000 3,782,623
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/27 ~ 1,375,000 1,349,219
9.250% due 04/15/27 ~ 6,575,000 6,210,241
Oregon Tool Lux LP
7.875% due 10/15/29 ~ 3,284,635 1,970,728
a
Principal
Amount Value
Owens-Brockway Glass Container, Inc.
7.250% due 05/15/31 ~ $ 4,200,000 $ 4,105,500
Quikrete Holdings, Inc.
6.375% due 03/01/32 ~ 775,000 780,553
6.750% due 03/01/33 ~ 2,525,000 2,515,809
Regal Rexnord Corp.
6.400% due 04/15/33  6,225,000 6,464,336
Sealed Air Corp.
6.875% due 07/15/33 ~ 9,825,000 10,290,666
Sealed Air Corp./Sealed Air Corp. U.S.
6.125% due 02/01/28 ~ 4,075,000 4,083,537
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 4,000,000 3,497,764
4.375% due 02/15/30 ~ 2,950,000 2,728,082
Spirit AeroSystems, Inc.
9.375% due 11/30/29 ~ 2,725,000 2,910,373
9.750% due 11/15/30 ~ 3,900,000 4,309,866
SPX FLOW, Inc.
8.750% due 04/01/30 ~ 12,600,000 12,962,603
Standard Building Solutions, Inc.
6.500% due 08/15/32 ~ 2,325,000 2,326,995
Standard Industries, Inc.
3.375% due 01/15/31 ~ 450,000 391,629
4.375% due 07/15/30 ~ 1,650,000 1,523,806
4.750% due 01/15/28 ~ 2,640,000 2,557,867
TK Elevator Holdco GmbH (Germany)
7.625% due 07/15/28 ~ 6,651,000 6,665,659
TK Elevator U.S. Newco, Inc. (Germany)
5.250% due 07/15/27 ~ 3,200,000 3,142,174
TransDigm, Inc.
4.875% due 05/01/29  1,200,000 1,140,826
6.000% due 01/15/33 ~ 4,125,000 4,064,702
6.375% due 03/01/29 ~ 5,250,000 5,310,086
6.625% due 03/01/32 ~ 675,000 684,446
6.750% due 08/15/28 ~ 2,975,000 3,022,166
6.875% due 12/15/30 ~ 1,150,000 1,176,272
7.125% due 12/01/31 ~ 1,975,000 2,034,424
179,920,181
Technology - 3.8%
Amentum Holdings, Inc.
7.250% due 08/01/32 ~ 5,672,000 5,585,576
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 5,975,000 5,177,097
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ 7,350,000 7,246,575
Open Text Holdings, Inc. (Canada)
4.125% due 12/01/31 ~ 3,350,000 2,963,040
Rackspace Finance LLC
3.500% due 05/15/28 ~ 1,417,500 584,441
UKG, Inc.
6.875% due 02/01/31 ~ 10,675,000 10,836,982
32,393,711
Utilities - 4.9%
Calpine Corp.
5.125% due 03/15/28 ~ 3,950,000 3,889,994
NRG Energy, Inc.
3.625% due 02/15/31 ~ 5,650,000 5,008,201
6.250% due 11/01/34 ~ 4,275,000 4,212,114
PG&E Corp.
5.250% due 07/01/30  5,735,000 5,511,722
7.375% due 03/15/55  475,000 468,042

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Vistra Corp.
8.000% due 10/15/26 ~ $ 2,975,000 $ 3,063,024
Vistra Operations Co. LLC
4.375% due 05/01/29 ~ 8,525,000 8,102,553
6.875% due 04/15/32 ~ 325,000 331,530
7.750% due 10/15/31 ~ 575,000 602,677
XPLR Infrastructure Operating Partners LP
7.250% due 01/15/29 ~ 8,100,000 7,976,527
8.625% due 03/15/33 ~ 2,200,000 2,142,234
41,308,618
Total Corporate Bonds & Notes
    (Cost $762,295,190) 751,583,405
SENIOR LOAN NOTES - 3.2%
Industrial - 2.8%
CP Atlas Buyer, Inc. Term B1
8.175% (SOFR + 3.750%)
due 11/23/27 § ∞ 1,743,913 1,615,843
Engineered Machinery Holdings, Inc. (2nd
Lien)
10.561% (SOFR + 6.000%)
due 05/21/29 ± § 4,000,000 4,020,000
Iris Holding, Inc.
9.141% (SOFR + 4.750%)
due 06/28/28 § 4,705,955 4,452,167
Oregon Tool Lux LP (2nd Lien)
8.585% (SOFR + 4.000%)
due 10/15/29 § ∞ 4,694,416 3,573,624
SPX Flow, Inc. Term B
7.325% (SOFR + 3.000%)
due 04/05/29 § 3,500,000 3,499,454
STS Operating, Inc.
8.425% (SOFR + 4.000%)
due 03/25/31 § 2,584,433 2,485,901
TK Elevator U.S. Newco, Inc. Term B
(Germany)
7.737% (SOFR + 3.000%)
due 04/30/30 § 3,465,131 3,469,463
23,116,452
Technology - 0.4%
Ellucian Holdings, Inc. (2nd Lien)
9.075% (SOFR + 4.750%)
due 11/22/32 ± § 3,500,000 3,548,125
UKG, Inc. Term B
7.300% (SOFR + 3.000%)
due 02/10/31 § 609 609
3,548,734
Total Senior Loan Notes
    (Cost $27,173,890) 26,665,186
ASSET-BACKED SECURITIES - 3.2%
Other Asset-Backed Securities - 3.2%
AIMCO CLO (Cayman)
10.653% (SOFR + 6.350%)
due 10/17/34 ~ § 1,000,000 977,341
AIMCO CLO 10 Ltd. (Cayman)
9.940% (SOFR + 5.650%)
due 07/22/37 ~ § 2,075,000 2,102,348
a
Principal
Amount Value
AIMCO CLO 22 Ltd. (Jersey)
10.793% (SOFR + 6.500%)
due 04/19/37 ~ § $ 1,500,000 $ 1,526,725
Barrow Hanley CLO I Ltd. (Cayman)
9.546% (SOFR + 5.250%)
due 01/20/38 ~ § 1,000,000 1,009,992
Benefit Street Partners CLO XXIX Ltd.
(Jersey)
8.905% (SOFR + 4.600%)
due 01/25/38 ~ § 1,000,000 1,005,618
CarVal CLO VII-C Ltd. (Jersey)
10.643% (SOFR + 6.350%)
due 07/20/37 ~ § 2,000,000 2,014,551
Clover CLO LLC
10.693% (SOFR + 6.400%)
due 04/20/37 ~ § 1,000,000 1,013,491
Eaton Vance CLO Ltd.
10.552% (SOFR + 6.250%)
due 10/15/37 ~ § 1,000,000 1,011,930
Elmwood CLO 39 Ltd. (Cayman)
8.684% (SOFR + 4.400%)
due 04/17/38 ~ § 1,225,000 1,217,160
Juniper Valley Park CLO Ltd. (Jersey)
9.793% (SOFR + 5.500%)
due 07/20/36 ~ § 1,550,000 1,550,102
Magnetite XL Ltd. (Cayman)
10.052% (SOFR + 5.750%)
due 07/15/37 ~ § 1,700,000 1,718,519
Magnetite XXIII Ltd. (Cayman)
10.862% (SOFR + 6.562%)
due 01/25/35 ~ § 500,000 502,325
Neuberger Berman Loan Advisers CLO 46
Ltd. (Cayman)
9.446% (SOFR + 5.150%)
due 01/20/37 ~ § 1,025,000 1,024,876
OHA Loan Funding Ltd. (Cayman)
9.993% (SOFR + 5.700%)
due 07/20/37 ~ § 2,625,000 2,658,155
RR 19 Ltd. (Cayman)
11.064% (SOFR + 6.762%)
due 10/15/35 ~ § 625,000 625,000
RR 30 Ltd. (Cayman)
10.052% (SOFR + 5.750%)
due 07/15/36 ~ § 2,500,000 2,527,234
RR 8 Ltd. (Cayman)
10.552% (SOFR + 6.250%)
due 07/15/37 ~ § 2,000,000 2,010,166
Trimaran CAVU Ltd. (Cayman)
11.925% (SOFR + 7.632%)
due 01/18/35 ~ § 1,441,000 1,435,334
Unity-Peace Park CLO Ltd. (Jersey)
11.468% (SOFR + 7.175%)
due 04/20/35 ~ § 1,500,000 1,501,980
27,432,847
Total Asset-Backed Securities
    (Cost $27,243,860) 27,432,847
TOTAL INVESTMENTS - 95.3%
(Cost $817,655,747) 806,702,208
OTHER ASSETS & LIABILITIES, NET - 4.7% 39,513,735
NET ASSETS - 100.0% $ 846,215,943

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,020,770 $ 1,020,770 $ – $ –
Corporate Bonds & Notes 751,583,405 – 751,583,405 –
Senior Loan Notes 26,665,186 – 19,097,061 7,568,125
Asset-Backed Securities 27,432,847 – 27,432,847 –
Total $ 806,702,208 $ 1,020,770 $ 798,113,313 $ 7,568,125

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 0.4%
Financial - 0.4%
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ $ 6,000 $ 5,618
Bank of America Corp.
5.875% due 03/15/28  410,000 413,712
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43  DKK 14,318 1,697
1.500% due 10/01/53  1,777,879 200,421
2.500% due 10/01/47  642 86
Nordea Kredit Realkreditaktieselskab
(Denmark)
1.000% due 10/01/50 ~ 633 73
1.500% due 10/01/53  734,826 77,191
2.000% due 10/01/53  999,840 110,827
2.000% due 10/01/53 ~ 199,752 24,028
2.500% due 10/01/47  322 43
Nykredit Realkredit AS (Denmark)
1.000% due 10/01/50 ~ 131 15
1.500% due 10/01/52 ~ 1,382,286 157,076
1.500% due 10/01/53 ~ 99,604 10,074
2.500% due 10/01/47 ~ 1,729 232
Realkredit Danmark AS (Denmark)
2.000% due 10/01/53 ~ 330,384 36,401
2.500% due 04/01/47 ~ 7,960 1,067
UBS Group AG (Switzerland)
0.650% due 01/14/28 ~ EUR 100,000 103,949
7.750% due 03/01/29 ~ 100,000 121,792
1,264,302
Technology - 0.0%
VMware LLC
3.900% due 08/21/27  $ 100,000 98,275
Total Corporate Bonds & Notes
    (Cost $1,563,608) 1,362,577
MORTGAGE-BACKED SECURITIES - 19.3%
Collateralized Mortgage Obligations - Commercial - 0.8%
BAMLL Commercial Mortgage Securities
Trust
5.484% (SOFR + 1.164%)
due 09/15/38 ~ § 500,000 476,972
BDS LLC
6.117% (SOFR + 1.800%)
due 03/19/39 ~ § 711,240 716,861
LoanCore Issuer Ltd. (Cayman)
5.899% (SOFR + 1.550%)
due 01/17/37 ~ § 521,667 523,125
MF1 LLC
6.467% (SOFR + 2.150%)
due 06/19/37 ~ § 593,244 594,277
TRTX Issuer Ltd. (Cayman)
5.969% (SOFR + 1.650%)
due 02/15/39 ~ § 482,710 481,262
2,792,497
Collateralized Mortgage Obligations - Residential - 3.0%
Angel Oak Mortgage Trust
1.469% due 06/25/65 ~ § 138,611 131,574
a
Principal
Amount Value
Bear Stearns ARM Trust
5.125% due 01/25/35 § $ 58,483 $ 50,638
Chevy Chase Funding LLC Mortgage-
Backed Certificates
4.795% (SOFR + 0.474%)
due 03/25/35 ~ § 111,777 110,654
Citigroup Mortgage Loan Trust, Inc.
5.600% due 05/25/42 ~ § 415,456 402,375
7.410% (UST + 2.400%)
due 05/25/35 § 4,176 4,156
Eurosail-U.K. PLC (United Kingdom)
5.550% (SONIA + 1.069%)
due 06/13/45 ~ § GBP 183,747 237,238
Federal Home Loan Mortgage Corp.
REMICS
4.793% (SOFR + 0.464%)
due 07/15/44 § $ 200,645 197,226
4.813% (SOFR + 0.464%)
due 01/15/47 § 775,756 758,747
5.280% (SOFR + 0.940%)
due 11/25/54 § 1,487,934 1,489,887
Federal Home Loan Mortgage Corp.
STRIPS
4.913% (SOFR + 0.564%)
due 09/15/42 § 477,504 470,597
Federal Home Loan Mortgage Corp.
Structured Pass-Through Certificates
4.695% (SOFR + 0.374%)
due 08/25/31 § 25,806 27,382
Federal National Mortgage Association
REMICS
4.526% (SOFR + 0.174%)
due 07/25/37 § 171,612 168,428
4.616% (SOFR + 0.264%)
due 08/25/34 § 11,816 11,605
4.804% (SOFR + 0.464%)
due 07/25/37 § 1,699 1,686
6.803% due 05/25/35 § 125,045 128,282
Government National Mortgage Association
REMICS
5.244% (SOFR + 0.900%)
due 10/20/72 § 2,380,390 2,382,467
5.444% (SOFR + 1.100%)
due 05/20/73 § 492,907 502,477
5.461% (SOFR + 0.865%)
due 08/20/68 § 544,910 544,033
6.522% (SOFR + 1.465%)
due 04/20/67 § 350,690 355,212
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ 112,356 117,348
GSR Mortgage Loan Trust
6.922% due 01/25/35 § 39,525 37,148
HarborView Mortgage Loan Trust
5.114% (SOFR + 0.794%)
due 06/20/35 § 1,324,373 1,260,355
JP Morgan Mortgage Trust
6.813% due 07/25/35 § 25,359 25,322
Mellon Residential Funding Corp. Mortgage
Pass-Through Certificates
5.134% (SOFR + 0.814%)
due 11/15/31 § 35,852 34,617

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Mellon Residential Funding Corp. Mortgage
Pass-Through Trust
4.874% (SOFR + 0.554%)
due 12/15/30 § $ 28,252 $ 27,389
New Residential Mortgage Loan Trust
3.250% due 02/25/59 ~ § 237,996 230,478
Sequoia Mortgage Trust 5
5.131% (SOFR + 0.814%)
due 10/19/26 § 27,035 26,537
Structured Adjustable Rate Mortgage Loan
Trust
6.527% due 02/25/34 § 10,331 9,984
Structured Asset Mortgage Investments
II Trust
4.931% (SOFR + 0.614%)
due 07/19/35 § 141,126 134,583
5.091% (SOFR + 0.774%)
due 10/19/34 § 53,122 50,732
Thornburg Mortgage Securities Trust
5.055% (SOFR + 0.734%)
due 06/25/44 § 616,702 579,138
10,508,295
Federal Home Loan Mortgage Corp. - 0.1%
6.429% (UST + 2.225%)
due 01/01/34 § 25,749 26,400
6.500% due 02/01/54  295,905 305,899
7.481% (RFUCC + 1.731%)
due 08/01/35 § 577 590
332,889
Federal National Mortgage Association - 0.1%
5.675% (RFUCC + 0.675%)
due 02/01/36 § 26,234 26,585
5.886% (US FED + 1.200%)
due 11/01/42 - 10/01/44 § 50,566 51,117
6.010% (RFUCC + 1.385%)
due 12/01/34 § 9,999 10,082
6.163% (RFUCC + 1.538%)
due 01/01/36 § 5,423 5,452
6.394% (RFUCC + 1.644%)
due 03/01/35 § 65,678 66,942
6.405% (RFUCC + 1.780%)
due 11/01/35 § 6,242 6,330
6.583% (RFUCC + 1.272%)
due 11/01/35 § 17,836 17,994
7.326% (RFUCC + 2.000%)
due 04/01/35 § 49,943 50,530
235,032
Government National Mortgage Association - 4.0%
due 04/20/55 # 15,000,000 13,726,243
3.500% due 05/20/52 472,506 433,701
4.625% (UST + 1.500%)
due 07/20/25 - 01/20/27 § 1,050 1,048
4.750% (UST + 1.500%)
due 11/20/26 § 831 831
5.000% (UST + 1.500%)
due 05/20/26 - 12/20/26 § 1,293 1,287
14,163,110
Uniform Mortgage-Backed Securities - 11.3%
due 06/01/52 # 1,700,000 1,581,719
due 05/01/54 # 9,500,000 9,479,950
a
Principal
Amount Value
due 06/01/54 # $ 8,000,000 $ 8,235,831
due 06/01/54 # 5,000,000 4,778,822
due 06/01/54 # 11,200,000 11,354,190
due 05/01/55 # 5,000,000 4,780,579
40,211,091
Total Mortgage-Backed Securities
    (Cost $68,117,245) 68,242,914
ASSET-BACKED SECURITIES - 6.7%
Home Equity Other - 1.2%
ABFC Trust
5.135% (SOFR + 0.814%)
due 06/25/34 § 714,667 715,450
ACE Securities Corp. Home Equity Loan
Trust
5.215% (SOFR + 0.894%)
due 04/25/34 § 510,014 481,214
Citigroup Mortgage Loan Trust, Inc.
4.725% (SOFR + 0.404%)
due 09/25/36 ~ § 183,948 177,956
Credit-Based Asset Servicing &
Securitization LLC
3.922% (SOFR + 1.164%)
due 06/25/35 § 983,008 953,173
Home Equity Asset Trust
5.290% (SOFR + 0.969%)
due 08/25/34 § 71,674 71,054
5.635% (SOFR + 1.314%)
due 07/25/35 § 660,973 654,350
Merrill Lynch Mortgage Investors Trust
5.155% (SOFR + 0.834%)
due 10/25/35 § 622,129 611,814
Morgan Stanley ABS Capital I, Inc. Trust
5.095% (SOFR + 0.774%)
due 01/25/35 § 356,020 344,088
5.410% (SOFR + 1.089%)
due 07/25/34 § 61,586 64,952
Renaissance Home Equity Loan Trust
5.195% (SOFR + 0.874%)
due 12/25/32 § 140,663 131,750
Saxon Asset Securities Trust
4.745% (SOFR + 0.424%)
due 09/25/37 § 96,774 92,774
Structured Asset Securities Corp. Mortgage
Loan Trust
5.937% (SOFR + 1.614%)
due 04/25/35 § 39,165 39,003
4,337,578
Other Asset-Backed Securities - 5.5%
522 Funding CLO Ltd.
5.595% (SOFR + 1.302%)
due 10/20/31 ~ § 463,451 463,620
ACAS CLO Ltd. (Cayman)
5.445% (SOFR + 1.152%)
due 10/18/28 ~ § 4,820 4,820
Adagio CLO VIII DAC (Ireland)
3.715% (EURIBOR + 0.930%)
due 04/15/32 ~ § EUR 694,804 751,287
ARES European CLO X DAC (Ireland)
3.565% (EURIBOR + 0.780%)
due 10/15/31 ~ § 502,659 543,847

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ARES L CLO Ltd. (Cayman)
5.614% (SOFR + 1.312%)
due 01/15/32 ~ § $ 388,537 $ 388,752
Barings Euro CLO DAC (Ireland)
3.765% (EURIBOR + 0.980%)
due 10/15/34 ~ § EUR 1,700,000 1,824,060
Black Diamond CLO DAC (Ireland)
3.604% (EURIBOR + 0.860%)
due 01/20/32 ~ § 82,024 88,749
Canyon CLO Ltd. (Cayman)
5.382% (SOFR + 1.080%)
due 07/15/34 ~ § $ 500,000 498,001
Carlyle Global Market Strategies CLO Ltd.
5.530% (SOFR + 1.212%)
due 08/14/30 ~ § 2,919 2,921
Carlyle Global Market Strategies Euro CLO
Ltd. (Ireland)
3.306% (EURIBOR + 0.750%)
due 11/15/31 ~ § EUR 1,047,082 1,132,638
Catamaran CLO Ltd. (Cayman)
5.652% (SOFR + 1.362%)
due 04/22/30 ~ § $ 76,919 76,952
CIFC Funding Ltd. (Cayman)
5.508% (SOFR + 1.212%)
due 10/24/30 ~ § 160,875 161,038
Crestline Denali CLO XV Ltd. (Cayman)
5.585% (SOFR + 1.292%)
due 04/20/30 ~ § 38,793 38,812
CVC Cordatus Opportunity Loan Fund-R
DAC (Ireland)
3.251% (EURIBOR + 0.840%)
due 08/15/33 ~ ± § EUR 1,000,000 1,081,300
Dryden 52 Euro CLO DAC (Ireland)
3.416% (EURIBOR + 0.860%)
due 05/15/34 ~ § 300,527 324,638
Dryden 64 CLO Ltd. (Cayman)
5.525% (SOFR + 1.232%)
due 04/18/31 ~ § $ 386,632 386,812
Dryden XXVI Senior Loan Fund (Cayman)
5.464% (SOFR + 1.162%)
due 04/15/29 ~ § 598,084 598,263
Dunedin Park CLO DAC (Ireland)
3.496% (EURIBOR + 0.980%)
due 11/20/34 ~ § EUR 500,000 540,505
Gallatin CLO VIII Ltd. (Cayman)
5.654% (SOFR + 1.352%)
due 07/15/31 ~ § $ 229,146 229,414
Harvest CLO XXII DAC (Ireland)
3.635% (EURIBOR + 0.850%)
due 01/15/32 ~ § EUR 1,153,088 1,244,027
KKR CLO 9 Ltd. (Cayman)
5.514% (SOFR + 1.212%)
due 07/15/30 ~ § $ 51,392 51,431
LCM XV LP (Cayman)
5.555% (SOFR + 1.262%)
due 07/20/30 ~ § 107,835 107,724
LCM XVIII LP (Cayman)
5.575% (SOFR + 1.282%)
due 04/20/31 ~ § 225,598 225,711
Madison Park Euro Funding IX DAC
(Ireland)
3.665% (EURIBOR + 0.880%)
due 07/15/35 ~ § EUR 1,000,000 1,078,719
a
Principal
Amount Value
Navesink CLO 2 Ltd.
5.572% (SOFR + 1.270%)
due 04/15/36 ~ § $ 1,700,000 $ 1,698,173
Oak Hill European Credit Partners VII DAC
(Ireland)
3.484% (EURIBOR + 0.740%)
due 10/20/31 ~ § EUR 340,187 367,097
Octagon Investment Partners 18-R Ltd.
(Cayman)
5.529% (SOFR + 1.222%)
due 04/16/31 ~ § $ 214,214 214,309
OZLM XXIV Ltd. (Cayman)
5.715% (SOFR + 1.422%)
due 07/20/32 ~ § 155,107 155,127
Palmer Square Loan Funding Ltd. (Cayman)
5.355% (SOFR + 1.062%)
due 07/20/29 ~ § 36,399 36,418
5.364% (SOFR + 1.062%)
due 10/15/29 ~ § 120,642 120,619
Rad CLO 5 Ltd. (Cayman)
5.678% (SOFR + 1.382%)
due 07/24/32 ~ § 362,870 363,124
Romark CLO Ltd. (Cayman)
5.582% (SOFR + 1.292%)
due 10/23/30 ~ § 172,422 172,556
Saranac CLO VI Ltd. (Jersey)
5.699% (SOFR + 1.402%)
due 08/13/31 ~ § 112,685 112,730
Segovia European CLO DAC (Ireland)
3.624% (EURIBOR + 0.880%)
due 07/20/32 ~ § EUR 363,128 392,958
SLM Student Loan Trust
5.368% (SOFR + 0.812%)
due 10/25/64 ~ § $ 427,269 425,002
Sound Point CLO IX Ltd. (Cayman)
5.765% (SOFR + 1.472%)
due 07/20/32 ~ § 574,056 574,364
Tikehau CLO IV DAC (Ireland)
3.685% (EURIBOR + 0.900%)
due 10/15/31 ~ § EUR 809,257 874,170
Trinitas CLO VII Ltd. (Cayman)
5.370% (SOFR + 1.060%)
due 01/25/35 ~ § $ 1,000,000 1,000,148
TSTAT Ltd. (Bermuda)
5.443% (SOFR + 1.150%)
due 07/20/37 ~ § 283,940 284,107
U.S. Small Business Administration
5.290% due 12/01/27  159,085 159,211
Venture XXVIII CLO Ltd. (Cayman)
5.545% (SOFR + 1.252%)
due 07/20/30 ~ § 100,724 100,701
Vibrant CLO XI Ltd. (Cayman)
5.675% (SOFR + 1.382%)
due 07/20/32 ~ § 226,479 226,591
Voya CLO Ltd. (Cayman)
5.514% (SOFR + 1.212%)
due 04/17/30 ~ § 263,812 263,559
5.649% (SOFR + 1.362%)
due 07/14/31 ~ § 172,154 172,227
19,557,232
Total Asset-Backed Securities
    (Cost $24,038,783) 23,894,810

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 90.3%
U.S. Treasury Inflation Protected Securities - 90.3%
0.125% due 04/15/26 ^ $ 6,906,633 $ 6,859,249
0.125% due 07/15/26 ^ 9,703,904 9,660,526
0.125% due 10/15/26 ^ 7,093,568 7,038,539
0.125% due 04/15/27 ^ 5,852,288 5,746,369
0.125% due 01/15/30 ^ 10,300,567 9,694,395
0.125% due 07/15/30 ^ 12,021,986 11,264,921
0.125% due 01/15/31 ^ 6,713,795 6,203,177
0.125% due 07/15/31 ^ 2,761,050 2,536,279
0.125% due 01/15/32 ^ 7,680,411 6,954,449
0.125% due 02/15/51 ^ 2,452,019 1,411,867
0.125% due 02/15/52 ^ ‡ 798,644 452,871
0.250% due 07/15/29 ^ 4,596,551 4,404,047
0.250% due 02/15/50 ^ 3,384,886 2,068,999
0.375% due 01/15/27 ^ 1,104,440 1,093,223
0.375% due 07/15/27 ^ 7,859,071 7,770,991
0.500% due 01/15/28 ^ 12,336,186 12,119,720
0.625% due 01/15/26 ^ 10,780,217 10,774,580
0.625% due 07/15/32 ^ 12,249,104 11,440,230
0.625% due 02/15/43 ^ 4,323,845 3,328,822
0.750% due 07/15/28 ^ 8,418,302 8,321,617
0.750% due 02/15/42 ^ 7,383,023 5,938,092
0.750% due 02/15/45 ^ 7,381,382 5,607,872
0.875% due 01/15/29 ^ 6,669,838 6,567,535
0.875% due 02/15/47 ^ 6,977,263 5,286,246
1.000% due 02/15/46 ^ 7,010,397 5,535,782
1.000% due 02/15/48 ^ 5,538,185 4,260,479
1.000% due 02/15/49 ^ 4,038,912 3,076,629
1.125% due 01/15/33 ^ 11,627,793 11,144,990
1.250% due 04/15/28 ^ ‡ 741,202 741,573
1.375% due 07/15/33 ^ 14,229,408 13,886,550
1.375% due 02/15/44 ^ 9,694,130 8,448,179
1.500% due 02/15/53 ^ 2,884,842 2,402,765
1.625% due 10/15/27 ^ ‡ 12,657,732 12,868,938
1.625% due 10/15/29 ^ 3,936,543 3,993,242
1.750% due 01/15/28 ^ ‡ 2,727,356 2,772,891
1.750% due 01/15/34 ^ 3,926,274 3,920,938
1.875% due 07/15/34 ^ 17,025,792 17,190,202
2.000% due 01/15/26 ^ 7,130,899 7,204,273
2.125% due 04/15/29 ^ 3,084,300 3,176,596
2.125% due 01/15/35 ^ 2,616,614 2,686,738
2.125% due 02/15/40 ^ 1,131,469 1,144,475
2.125% due 02/15/41 ^ 2,915,123 2,942,748
2.125% due 02/15/54 ^ 2,897,636 2,782,797
2.375% due 01/15/27 ^ ‡ 141,742 145,387
2.375% due 10/15/28 ^ 22,529,374 23,478,768
2.375% due 02/15/55 ^ 1,308,463 1,325,488
2.500% due 01/15/29 ^ 5,174,591 5,409,121
3.625% due 04/15/28 ^ 14,052,625 15,066,847
3.875% due 04/15/29 ^ 10,366,464 11,395,757
319,546,769
Total U.S. Treasury Obligations
    (Cost $346,409,748) 319,546,769
FOREIGN GOVERNMENT BONDS & NOTES - 9.1%
Canadian Government (Canada)
4.250% due 12/01/26 ^ CAD 2,754,840 2,049,978
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~ EUR 4,198,880 4,553,260
0.100% due 07/25/31 ^ ~ 1,201,540 1,241,734
a
Principal
Amount Value
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~ EUR 1,461,936 $ 1,529,849
1.400% due 05/26/25 ^ ~ 12,086,040 13,101,760
1.800% due 05/15/36 ^ ~ 611,028 645,631
Japanese Government CPI Linked (Japan)
0.100% due 03/10/28 ^ JPY 259,520,060 1,797,253
0.100% due 03/10/29 ^ 1,078,587,363 7,438,208
Total Foreign Government Bonds & Notes
    (Cost $35,010,855) 32,357,673
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bills - 0.1%
4.147% due 04/17/25 ‡ $ 240,000 239,546
Total Short-Term Investments
(Cost $239,553) 239,546
TOTAL INVESTMENTS - 125.9%
(Cost $475,379,792) 445,644,289
DERIVATIVES - 0.4% 1,545,805
OTHER ASSETS & LIABILITIES, NET - (26.3%) (93,170,904)
NET ASSETS - 100.0% $ 354,019,190

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $4,379,697 at a weighted average interest rate of 1.6%. As of March 31, 2025, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was
$36,119,467 at a weighted average interest rate of 4.4%.
(b) As of March 31, 2025, open futures contracts outstanding were as follows:
(c) As of March 31, 2025, forward foreign currency contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 10 Year U.S. Treasury Notes 06/25 109 $ 11,956,942 $ 12,122,844 $ 165,902
CBOT Ultra 10 Year U.S. Treasury Notes 06/25 128 14,515,945 14,608,000 92,055
CBOT Ultra U.S. Treasury Bonds 06/25 121 14,716,564 14,792,250 75,686
Eurex 5 Year Euro BOBL 06/25 19 2,402,308 2,419,959 17,651
Eurex 30 Year Euro BUXL 06/25 12 1,647,654 1,547,470 (100,184)
Euro-BTP Italian Bond 06/25 39 5,041,773 4,955,899 (85,874)
ICE 3 Month EURIBOR 09/26 261 69,104,999 69,119,014 14,015
SFE 10 Year Australian Bond 06/25 69 4,851,108 4,857,281 6,173
TSE Japanese 10 Year Bond 06/25 1 920,447 922,728 2,281
$ 187,705
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 06/25 197 40,651,558 40,812,860 (161,302)
CBOT 5 Year U.S. Treasury Notes 06/25 432 46,299,984 46,723,500 (423,516)
CBOT U.S. Long Bond 06/25 214 24,768,224 25,098,187 (329,963)
Eurex 2 Year Euro SCHATZ 06/25 79 9,135,094 9,136,382 (1,288)
Eurex 10 Year Euro BUND 06/25 134 18,873,724 18,666,714 207,010
Eurex French Government OAT Bond 06/25 80 10,824,852 10,613,173 211,679
ICE 3 Month EURIBOR 09/25 261 69,103,982 69,126,069 (22,087)
SFE 3 Year Australian Bond 06/25 16 1,062,854 1,064,781 (1,927)
( $ 521,394 )
Total Futures Contracts ( $ 333,689 )
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
AUD 454,000 USD 286,247 04/25 DUB $ – ( $ 2,565 )
CAD 2,844,122 USD 1,996,666 04/25 CIT – (20,181)
DKK 4,257,052 USD 614,404 04/25 DUB 2,591 –
DKK 226,765 USD 32,933 04/25 HSB – (67)
EUR 187,000 USD 196,171 04/25 DUB 6,032 –
EUR 238,000 USD 259,824 04/25 HSB – (2,475)
EUR 986,000 USD 1,070,573 04/25 JPM – (4,411)
EUR 29,827,000 USD 32,171,402 04/25 JPM 80,523 –
GBP 426,000 USD 552,011 04/25 BRC – (1,726)
JPY 514,711,795 USD 3,424,253 04/25 BNP 7,388 –
JPY 712,047,556 USD 4,718,359 04/25 JPM 28,941 –
USD 282,370 AUD 454,000 04/25 BRC – (1,312)
USD 286,313 AUD 454,000 05/25 DUB 2,562 –
USD 1,998,653 CAD 2,845,049 04/25 MSC 21,525 –
USD 1,996,666 CAD 2,839,977 05/25 CIT 20,166 –
USD 390,784 DKK 2,776,455 04/25 CIT – (11,621)
USD 238,435 DKK 1,707,713 04/25 MSC – (9,072)
USD 614,404 DKK 4,249,185 05/25 DUB – (2,587)
USD 32,933 DKK 226,343 05/25 HSB 68 –
USD 30,671,955 EUR 29,251,000 04/25 BNP – (957,142)
USD 1,285,016 EUR 1,184,000 04/25 BNP 4,757 –
USD 867,257 EUR 803,000 04/25 BOA – (1,027)
USD 32,223,719 EUR 29,827,000 05/25 JPM – (80,404)
USD 538,512 GBP 426,000 04/25 BNP – (11,773)
USD 551,971 GBP 426,000 05/25 BRC 1,723 –

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(d) As of March 31, 2025, premiums received, and value of written options outstanding were as follows:
(e) As of March 31, 2025, swap agreements outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 2,697,849 JPY 402,214,483 04/25 BNP $ 16,240 $ –
USD 2,362,603 JPY 354,391,395 04/25 HSB – (164)
USD 2,246,228 JPY 334,831,955 04/25 JPM 13,866 –
USD 2,061,837 JPY 306,768,356 04/25 UBS 16,578 –
USD 3,424,253 JPY 512,986,999 05/25 BNP – (7,415)
USD 1,150,110 JPY 171,099,827 05/25 HSB 5,523 –
USD 4,718,359 JPY 709,660,067 05/25 JPM – (28,969)
Total Forward Foreign Currency Contracts $ 228,483 ( $ 1,142,911 )
Inflation Floor/Cap Options
Description
Initial
Index Floating Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Cap - Eurostat Eurozone
HICP 117.20
Maximum of [0, (Final Index/Initial
Index) - (1+3.000%)^20)] 06/22/35 GSC EUR 2,200,000 $ 100,087 ( $ 33,289 )
a
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.660% 09/05/25 MSC EUR 3,800,000 $ 84,377 ( $ 71,842 )
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.350% 01/07/27 GSC 12,500,000 113,445 (102,340)
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.500% 01/14/27 GSC 4,400,000 40,343 (42,935)
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.440% 01/25/27 BRC 1,300,000 11,563 (11,890)
$ 249,728 ( $ 229,007 )
Put - 10 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.660% 09/05/25 MSC 3,800,000 84,377 (76,674)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.350% 01/07/27 GSC 12,500,000 113,445 (121,416)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.500% 01/14/27 GSC 4,400,000 40,343 (36,691)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.440% 01/25/27 BRC 1,300,000 11,563 (11,762)
$ 249,728 ( $ 246,543 )
Total Interest Rate Swaptions $ 499,456 ( $ 475,550 )
- – - – - –
Total Written Options $ 599,543 ( $ 508,839 )
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.980% U.S. CPI Urban Consumers Z/Z LCH 09/19/25 $ 3,700,000 ( $ 44,859 ) $ – ( $ 44,859 )
2.033% U.S. CPI Urban Consumers Z/Z LCH 09/23/25 3,700,000 (43,366) – (43,366)
2.208% U.S. CPI Urban Consumers Z/Z LCH 10/07/25 3,708,000 (38,716) – (38,716)
2.380% U.S. CPI Urban Consumers Z/Z LCH 10/15/25 2,800,000 (25,285) – (25,285)
2.700% U.S. CPI Urban Consumers Z/Z LCH 01/14/26 3,000,000 (22,148) – (22,148)
2.820% U.S. CPI Urban Consumers Z/Z LCH 02/05/26 1,200,000 (7,591) – (7,591)
2.842% U.S. CPI Urban Consumers Z/Z LCH 02/13/26 1,200,000 (7,368) – (7,368)
3.750% 1 Day GBP SONIA A/A LCH 03/19/27 GBP 18,700,000 (140,832) (122,765) (18,067)
0.700% 6 Month EURIBOR A/S LCH 04/11/27 EUR 700,000 (28,156) (36,157) 8,001
0.650% 6 Month EURIBOR A/S LCH 04/12/27 1,400,000 (58,290) (73,966) 15,676
0.650% 6 Month EURIBOR A/S LCH 05/11/27 900,000 (36,365) (49,569) 13,204
1.000% 6 Month EURIBOR A/S LCH 05/13/27 1,600,000 (46,608) (76,490) 29,882

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.000% 6 Month EURIBOR A/S LCH 05/18/27 EUR 700,000 ( $ 20,142 ) ( $ 33,724 ) $ 13,582
2.340% 1 Day USD SOFR S/Q LCH 11/21/28 $ 14,780,000 (744,182) (139,619) (604,563)
1.954% U.S. CPI Urban Consumers Z/Z LCH 06/03/29 2,350,000 (375,143) (305,429) (69,714)
1.998% U.S. CPI Urban Consumers Z/Z LCH 07/25/29 7,700,000 (1,176,511) (954,413) (222,098)
1.760% U.S. CPI Urban Consumers Z/Z LCH 11/04/29 3,100,000 (554,217) (462,962) (91,255)
1.883% U.S. CPI Urban Consumers Z/Z LCH 11/20/29 700,000 (116,692) (96,657) (20,035)
1.380% Eurostat Eurozone HICP Z/Z LCH 03/15/31 EUR 5,300,000 (1,055,938) (1,165,781) 109,843
2.879% 6 Month EURIBOR A/S LCH 08/15/32 4,700,000 187,412 644 186,768
3.085% 1 Day USD SOFR A/A LCH 02/13/34 $ 16,000,000 (813,912) (234,331) (579,581)
3.500% U.K. Retail Price Index Z/Z LCH 08/15/34 GBP 1,600,000 14,397 9,127 5,270
3.466% U.K. Retail Price Index Z/Z LCH 09/15/34 700,000 4,569 – 4,569
4.000% 1 Day GBP SONIA A/A LCH 01/27/35 1,700,000 (31,539) (11,091) (20,448)
2.250% 6 Month EURIBOR A/S LCH 09/17/35 EUR 45,120,000 (1,873,698) (2,040,245) 166,547
2.488% Eurostat Eurozone HICP Z/Z LCH 05/15/37 20,000 (66) (1,250) 1,184
2.421% Eurostat Eurozone HICP Z/Z LCH 05/15/52 240,000 (2,203) (30,243) 28,040
2.590% Eurostat Eurozone HICP Z/Z LCH 12/15/52 500,000 47,293 (11,342) 58,635
2.700% Eurostat Eurozone HICP Z/Z LCH 04/15/53 900,000 127,300 6,015 121,285
2.763% Eurostat Eurozone HICP Z/Z LCH 09/15/53 700,000 115,320 1,735 113,585
2.682% Eurostat Eurozone HICP Z/Z LCH 10/15/53 200,000 27,464 – 27,464
2.736% Eurostat Eurozone HICP Z/Z LCH 10/15/53 400,000 62,282 3,920 58,362
( $ 6,677,790 ) ( $ 5,824,593 ) ( $ 853,197 )
a –
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.250% 1 Day USD SOFR A/A CME 12/20/25 $ 33,710,000 ( $ 17,843 ) $ 55,560 ( $ 73,403 )
2.314% U.S. CPI Urban Consumers Z/Z LCH 02/26/26 2,100,000 268,880 203,223 65,657
2.419% U.S. CPI Urban Consumers Z/Z LCH 03/05/26 2,800,000 342,291 255,476 86,815
2.768% U.S. CPI Urban Consumers Z/Z LCH 05/13/26 1,700,000 171,423 118,816 52,607
2.813% U.S. CPI Urban Consumers Z/Z LCH 05/14/26 1,000,000 98,299 67,532 30,767
2.703% U.S. CPI Urban Consumers Z/Z LCH 05/25/26 1,210,000 124,723 86,786 37,937
2.965% Eurostat Eurozone HICP Z/Z LCH 05/15/27 EUR 800,000 15,901 30,996 (15,095)
3.000% Eurostat Eurozone HICP Z/Z LCH 05/15/27 1,300,000 23,183 47,983 (24,800)
3.130% Eurostat Eurozone HICP Z/Z LCH 05/15/27 300,000 3,068 9,023 (5,955)
1.798% U.S. CPI Urban Consumers Z/Z LCH 08/25/27 $ 900,000 161,030 129,014 32,016
1.890% U.S. CPI Urban Consumers Z/Z LCH 08/27/27 1,000,000 172,010 136,950 35,060
2.112% 6 Month EURIBOR A/S LCH 09/02/27 EUR 2,600,000 3,335 – 3,335
2.120% 6 Month EURIBOR A/S LCH 09/03/27 14,400,000 16,097 – 16,097
0.300% 1 Day JPY TONAR S/S LCH 09/20/27 JPY 377,560,000 40,277 (2,663) 42,940
2.573% U.S. CPI Urban Consumers Z/Z LCH 08/26/28 $ 400,000 34,167 23,914 10,253
2.645% U.S. CPI Urban Consumers Z/Z LCH 09/10/28 500,000 38,608 26,277 12,331
0.550% 1 Day JPY TONAR A/A LCH 09/14/28 JPY 690,000,000 59,166 (5,743) 64,909
2.311% U.S. CPI Urban Consumers Z/Z LCH 02/24/31 $ 5,100,000 650,650 535,506 115,144
0.500% 1 Day JPY TONAR A/A LCH 12/15/31 JPY 464,000,000 124,451 7,340 117,111
2.600% Eurostat Eurozone HICP Z/Z LCH 05/15/32 EUR 260,000 1,831 12,440 (10,609)
3.250% 1 Day USD SOFR A/A LCH 06/18/34 $ 2,000,000 72,297 88,962 (16,665)
2.049% Eurostat Eurozone HICP Z/Z LCH 08/15/34 EUR 3,400,000 (13,637) (1,286) (12,351)
2.034% Eurostat Eurozone HICP Z/Z LCH 09/15/34 1,400,000 (2,663) (4,491) 1,828
3.838% 1 Day USD SOFR A/A LCH 11/15/34 $ 1,400,000 (10,968) – (10,968)
3.864% 1 Day USD SOFR A/A LCH 11/15/34 1,300,000 (12,837) – (12,837)
3.866% 1 Day USD SOFR A/A LCH 11/15/34 500,000 (5,014) – (5,014)
3.867% 1 Day USD SOFR A/A LCH 11/15/34 1,300,000 (13,087) – (13,087)
3.870% 1 Day USD SOFR A/A LCH 11/15/34 1,300,000 (13,402) – (13,402)
3.881% 1 Day USD SOFR A/A LCH 11/15/34 1,200,000 (13,467) – (13,467)
3.894% 1 Day USD SOFR A/A LCH 11/15/34 1,100,000 (13,428) – (13,428)
0.190% 6 Month EURIBOR A/S LCH 11/04/52 EUR 1,500,000 798,813 726,564 72,249
0.195% 6 Month EURIBOR A/S LCH 11/04/52 1,550,000 823,777 749,203 74,574
0.197% 6 Month EURIBOR A/S LCH 11/08/52 2,800,000 1,487,204 1,352,829 134,375
4.050% 1 Day USD SOFR A/A LCH 11/15/52 $ 5,900,000 (224,838) (244,793) 19,955

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.237% 1 Day USD SOFR S/Q LCH 11/21/53 $ 3,050,000 $ 970,313 $ 185,275 $ 785,038
2.865% 1 Day USD SOFR A/A LCH 02/13/54 9,400,000 1,566,765 235,828 1,330,937
3.500% 1 Day USD SOFR A/A CME 06/20/54 2,400,000 156,171 63,167 93,004
2.250% 6 Month EURIBOR A/S LCH 09/17/55 EUR 13,590,000 1,149,362 988,909 160,453
$ 9,032,908 $ 5,878,597 $ 3,154,311
a –
Total Interest Rate Swaps $ 2,355,118 $ 54,004 $ 2,301,114
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Inflation Protected Securities
0.375% due 01/15/27
1 Day USD SOFR
+ 4.490% Z MSC 04/25/25 $ 20,000,000 $ 227,531 $ – $ 227,531
U.S. Treasury Inflation Protected Securities
0.125% due 07/15/31
1 Day USD SOFR
+ 4.490% Z MSC 04/25/25 20,000,000 315,507 – 315,507
U.S. Treasury Inflation Protected Securities
0.125% due 01/15/32
1 Day USD SOFR
+ 4.490% Z MSC 04/25/25 30,000,000 458,609 – 458,609
$ 1,001,647 $ – $ 1,001,647
Total Swap Agreements $ 3,356,765 $ 54,004 $ 3,302,761

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(f) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 1,362,577 $ – $ 1,362,577 $ –
Mortgage-Backed Securities 68,242,914 – 68,242,914 –
Asset-Backed Securities
Home Equity Other 4,337,578 – 4,337,578 –
Other Asset-Backed Securities 19,557,232 – 18,475,932 1,081,300
Total Asset-Backed Securities 23,894,810 – 22,813,510 1,081,300
U.S. Treasury Obligations 319,546,769 – 319,546,769 –
Foreign Government Bonds & Notes 32,357,673 – 32,357,673 –
Short-Term Investments 239,546 – 239,546 –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts 228,483 – 228,483 –
Interest Rate Contracts
Futures 792,452 792,452 – –
Swaps 5,358,936 – 5,358,936 –
Total Interest Rate Contracts 6,151,388 792,452 5,358,936 –
Total Asset - Derivatives 6,379,871 792,452 5,587,419 –
Total Assets 452,024,160 792,452 450,150,408 1,081,300
a
Liabilities Sale-Buyback Financing Transactions (254,030,090) – (254,030,090) –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts (1,142,911) – (1,142,911) –
Interest Rate Contracts
Futures (1,126,141) (1,126,141) – –
Written Options (508,839) – (508,839) –
Swaps (2,056,175) – (2,056,175) –
Total Interest Rate Contracts (3,691,155) (1,126,141) (2,565,014) –
Total Liabilities - Derivatives (4,834,066) (1,126,141) (3,707,925) –
Total Liabilities (258,864,156) (1,126,141) (257,738,015) –
Total $ 193,160,004 ( $ 333,689 ) $ 192,412,393 $ 1,081,300

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 23.4%
Basic Materials - 0.3%
BHP Billiton Finance USA Ltd. (Australia)
5.125% due 02/21/32  $ 190,000 $ 192,129
CF Industries, Inc.
4.950% due 06/01/43  210,000 183,566
Dow Chemical Co.
5.950% due 03/15/55  250,000 242,139
Glencore Funding LLC (Australia)
2.500% due 09/01/30 ~ 300,000 264,114
Nutrien Ltd. (Canada)
5.000% due 04/01/49  165,000 146,451
Vale Overseas Ltd. (Brazil)
3.750% due 07/08/30  440,000 409,030
1,437,429
Communications - 0.8%
Amazon.com, Inc.
3.875% due 08/22/37  240,000 215,895
AT&T, Inc.
2.750% due 06/01/31  365,000 324,528
3.550% due 09/15/55  774,000 524,957
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.700% due 04/01/51  860,000 542,711
Comcast Corp.
5.350% due 05/15/53  1,000,000 933,470
Corning, Inc.
5.750% due 08/15/40  75,000 76,085
Meta Platforms, Inc.
5.400% due 08/15/54  150,000 147,077
5.600% due 05/15/53  610,000 615,417
Uber Technologies, Inc.
4.800% due 09/15/34  210,000 204,175
3,584,315
Consumer, Cyclical - 1.8%
American Airlines Pass-Through Trust
Class A
3.650% due 12/15/29  1,019,790 967,620
American Airlines Pass-Through Trust
Class B
3.950% due 01/11/32  1,752,275 1,653,552
Delta Air Lines Pass-Through Trust Class A
2.500% due 12/10/29  1,512,538 1,423,517
Hasbro, Inc.
3.900% due 11/19/29  262,000 249,352
Starbucks Corp.
3.350% due 03/12/50  355,000 240,809
United Airlines Pass-Through Trust Class A
3.100% due 04/07/30  412,820 383,040
3.700% due 09/01/31  1,030,639 967,938
United Airlines Pass-Through Trust Class B
3.650% due 04/07/27  875,012 866,105
3.650% due 07/07/27  1,217,407 1,198,931
7,950,864
Consumer, Non-Cyclical - 3.1%
Altria Group, Inc.
2.450% due 02/04/32  190,000 160,381
Amgen, Inc.
4.663% due 06/15/51  23,000 19,666
a
Principal
Amount Value
5.600% due 03/02/43  $ 500,000 $ 495,890
5.650% due 03/02/53  219,000 214,990
Baptist Healthcare System Obligated Group
3.540% due 08/15/50  540,000 389,947
Bimbo Bakeries USA, Inc. (Mexico)
5.375% due 01/09/36 ~ 200,000 196,936
Bon Secours Mercy Health, Inc.
3.205% due 06/01/50  700,000 481,441
Boston Scientific Corp.
4.550% due 03/01/39  167,000 156,318
6.500% due 11/15/35  215,000 238,637
Bristol-Myers Squibb Co.
4.125% due 06/15/39  500,000 442,253
Cencora, Inc.
5.150% due 02/15/35  650,000 650,180
CommonSpirit Health
3.910% due 10/01/50  650,000 481,747
CVS Health Corp.
4.875% due 07/20/35  500,000 470,189
CVS Pass-Through Trust
4.163% due 08/11/36 ~ 428,721 392,175
DH Europe Finance II SARL
3.250% due 11/15/39  285,000 226,282
Element Fleet Management Corp. (Canada)
5.037% due 03/25/30 ~ 265,000 265,176
5.643% due 03/13/27 ~ 500,000 508,407
Gilead Sciences, Inc.
2.600% due 10/01/40  665,000 474,833
Global Payments, Inc.
3.200% due 08/15/29  500,000 468,322
HCA, Inc.
5.500% due 06/15/47  700,000 645,173
5.750% due 03/01/35  310,000 312,967
5.950% due 09/15/54  155,000 149,000
6.100% due 04/01/64  320,000 309,523
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
3.750% due 12/01/31  245,000 224,299
6.750% due 03/15/34  650,000 702,174
Kraft Heinz Foods Co.
4.625% due 10/01/39  120,000 108,883
Kroger Co.
5.000% due 09/15/34  160,000 156,420
5.500% due 09/15/54  120,000 113,272
Mars, Inc.
5.650% due 05/01/45 ~ 405,000 406,123
MedStar Health, Inc.
3.626% due 08/15/49  520,000 378,925
Nationwide Children's Hospital, Inc.
4.556% due 11/01/52  150,000 131,510
PeaceHealth Obligated Group
3.218% due 11/15/50  655,000 430,528
Pfizer Investment Enterprises Pte. Ltd.
5.300% due 05/19/53  750,000 712,635
Quanta Services, Inc.
2.350% due 01/15/32  420,000 352,993
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/30  460,000 392,436
Royalty Pharma PLC
2.150% due 09/02/31  84,000 70,421
Takeda Pharmaceutical Co. Ltd. (Japan)
3.025% due 07/09/40  455,000 339,738

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
UnitedHealth Group, Inc.
2.750% due 05/15/40  $ 200,000 $ 144,590
Verisk Analytics, Inc.
5.750% due 04/01/33  210,000 218,455
Viterra Finance BV (Netherlands)
3.200% due 04/21/31 ~ 1,000,000 902,050
Zoetis, Inc.
5.600% due 11/16/32  175,000 182,609
14,118,494
Energy - 1.7%
Aker BP ASA (Norway)
5.800% due 10/01/54 ~ 150,000 136,914
BG Energy Capital PLC
5.125% due 10/15/41 ~ 280,000 266,295
BP Capital Markets America, Inc.
4.812% due 02/13/33  530,000 521,294
Cheniere Energy, Inc.
5.650% due 04/15/34  310,000 313,730
Columbia Pipelines Operating Co. LLC
5.439% due 02/15/35 ~ 675,000 667,621
5.962% due 02/15/55 ~ 455,000 441,341
Devon Energy Corp.
5.750% due 09/15/54  190,000 174,086
DT Midstream, Inc.
4.300% due 04/15/32 ~ 540,000 502,845
Eastern Energy Gas Holdings LLC
6.200% due 01/15/55  150,000 157,020
Enbridge, Inc. (Canada)
5.700% due 03/08/33  700,000 718,704
Energy Transfer LP
6.100% due 02/15/42  455,000 456,115
Eni SpA (Italy)
5.950% due 05/15/54 ~ 370,000 362,239
Flex Intermediate Holdco LLC
4.317% due 12/30/39 ~ 215,000 170,052
Galaxy Pipeline Assets Bidco Ltd. (United
Arab Emirates)
2.940% due 09/30/40 ~ 485,782 397,793
Kinder Morgan, Inc.
5.050% due 02/15/46  310,000 272,085
MPLX LP
4.500% due 04/15/38  315,000 276,729
5.400% due 04/01/35  180,000 176,954
5.950% due 04/01/55  110,000 106,075
NGPL PipeCo LLC
3.250% due 07/15/31 ~ 545,000 478,071
Occidental Petroleum Corp.
5.375% due 01/01/32  155,000 152,829
South Bow USA Infrastructure Holdings LLC
(Canada)
5.026% due 10/01/29 ~ 135,000 134,015
Suncor Energy, Inc. (Canada)
5.950% due 12/01/34  210,000 217,696
TotalEnergies Capital International SA
(France)
2.986% due 06/29/41  805,000 587,336
7,687,839
Financial - 10.7%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.300% due 01/30/32  550,000 487,516
a
Principal
Amount Value
AIB Group PLC (Ireland)
6.608% due 09/13/29 ~ $ 630,000 $ 665,347
Aircastle Ltd./Aircastle Ireland DAC
5.250% due 03/15/30 ~ 200,000 199,410
Alexandria Real Estate Equities, Inc.
3.375% due 08/15/31  335,000 305,682
American Express Co.
5.442% due 01/30/36  645,000 652,311
American Tower Corp.
3.100% due 06/15/50  351,000 229,557
Aon North America, Inc.
5.750% due 03/01/54  700,000 690,872
Athene Global Funding
2.500% due 03/24/28 ~ 885,000 828,256
Aviation Capital Group LLC
5.125% due 04/10/30 ~ 195,000 194,003
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ 4,605,000 4,311,969
Banco Santander SA (Spain)
1.722% due 09/14/27  200,000 191,514
Bank of America Corp.
2.676% due 06/19/41  590,000 418,796
Bank of Ireland Group PLC (Ireland)
2.029% due 09/30/27 ~ 1,000,000 962,397
5.601% due 03/20/30 ~ 290,000 296,975
Bank of New York Mellon Corp.
6.474% due 10/25/34  320,000 349,692
Banque Federative du Credit Mutuel SA
(France)
5.790% due 07/13/28 ~ 570,000 588,987
Barclays PLC (United Kingdom)
2.894% due 11/24/32  828,000 718,123
5.367% due 02/25/31  200,000 202,258
5.785% due 02/25/36  200,000 201,167
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 550,000 512,460
5.283% due 11/19/30 ~ 900,000 909,675
BPCE SA (France)
5.716% due 01/18/30 ~ 370,000 377,385
5.936% due 05/30/35 ~ 530,000 534,312
Brixmor Operating Partnership LP
2.500% due 08/16/31  260,000 223,498
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  520,000 358,446
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 850,000 874,179
Capital One Financial Corp.
3.800% due 01/31/28  500,000 489,425
Citigroup, Inc.
3.057% due 01/25/33  1,409,000 1,235,652
Corebridge Financial, Inc.
3.850% due 04/05/29  270,000 261,178
Credit Agricole SA (France)
5.230% due 01/09/29 ~ 386,000 390,269
5.335% due 01/10/30 ~ 344,000 349,138
Crown Castle, Inc.
2.900% due 04/01/41  350,000 245,821
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 282,000 278,240
5.019% due 03/04/31 ~ 255,000 255,663
5.705% due 03/01/30 ~ 475,000 488,905
Deutsche Bank AG (Germany)
4.999% due 09/11/30  205,000 204,074

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.720% due 01/18/29  $ 365,000 $ 382,163
6.819% due 11/20/29  380,000 403,075
7.146% due 07/13/27  270,000 277,613
Essex Portfolio LP
5.500% due 04/01/34  190,000 191,900
Extra Space Storage LP
2.400% due 10/15/31  675,000 574,804
F&G Annuities & Life, Inc.
6.500% due 06/04/29  245,000 249,557
Goldman Sachs Group, Inc.
5.330% due 07/23/35  1,200,000 1,194,593
Healthcare Realty Holdings LP
3.100% due 02/15/30  325,000 298,393
Healthpeak OP LLC
2.875% due 01/15/31  510,000 456,822
5.375% due 02/15/35  345,000 343,966
HSBC Holdings PLC (United Kingdom)
2.013% due 09/22/28  635,000 594,261
2.206% due 08/17/29  1,495,000 1,370,243
5.130% due 03/03/31  200,000 200,666
Huntington National Bank
5.650% due 01/10/30  513,000 529,677
KBC Group NV (Belgium)
6.324% due 09/21/34 ~ 740,000 783,895
KeyCorp
4.789% due 06/01/33  115,000 110,325
5.121% due 04/04/31  255,000 256,220
Macquarie Airfinance Holdings Ltd. (United
Kingdom)
5.150% due 03/17/30 ~ 250,000 246,711
5.200% due 03/27/28 ~ 325,000 325,505
Macquarie Group Ltd. (Australia)
2.871% due 01/14/33 ~ 440,000 378,747
Morgan Stanley
5.320% due 07/19/35  380,000 380,194
5.466% due 01/18/35  396,000 400,822
5.656% due 04/18/30  705,000 726,983
Nasdaq, Inc.
5.550% due 02/15/34  101,000 103,632
Nationwide Building Society (United
Kingdom)
2.972% due 02/16/28 ~ 830,000 803,893
NatWest Group PLC (United Kingdom)
4.445% due 05/08/30  515,000 505,097
5.778% due 03/01/35  755,000 770,660
NatWest Markets PLC (United Kingdom)
5.410% due 05/17/29 ~ 820,000 839,780
New York Life Insurance Co.
3.750% due 05/15/50 ~ 540,000 398,277
NNN REIT, Inc.
5.500% due 06/15/34  310,000 311,763
Nomura Holdings, Inc. (Japan)
6.070% due 07/12/28  215,000 223,186
PNC Financial Services Group, Inc.
5.068% due 01/24/34  503,000 498,125
Realty Income Corp.
1.800% due 03/15/33  705,000 552,524
Royal Bank of Canada (Canada)
4.650% due 10/18/30  310,000 307,688
Sabra Health Care LP
3.200% due 12/01/31  515,000 447,593
a
Principal
Amount Value
Santander U.K. Group Holdings PLC (United
Kingdom)
5.694% due 04/15/31  $ 400,000 $ 408,460
6.534% due 01/10/29  1,400,000 1,456,071
Societe Generale SA (France)
1.792% due 06/09/27 ~ 455,000 439,194
5.634% due 01/19/30 ~ 1,066,000 1,084,908
6.100% due 04/13/33 ~ 400,000 409,925
Standard Chartered PLC (United Kingdom)
5.688% due 05/14/28 ~ 237,000 241,141
5.905% due 05/14/35 ~ 985,000 1,009,967
Teachers Insurance & Annuity Association
of America
3.300% due 05/15/50 ~ 555,000 371,261
Toronto-Dominion Bank (Canada)
5.298% due 01/30/32  240,000 244,171
Truist Financial Corp.
5.122% due 01/26/34  520,000 510,814
7.161% due 10/30/29  410,000 441,581
UBS Group AG (Switzerland)
3.869% due 01/12/29 ~ 785,000 766,934
5.428% due 02/08/30 ~ 217,000 220,977
5.617% due 09/13/30 ~ 310,000 318,326
6.537% due 08/12/33 ~ 440,000 471,611
UDR, Inc.
1.900% due 03/15/33  185,000 145,157
2.100% due 08/01/32  555,000 452,154
UniCredit SpA (Italy)
1.982% due 06/03/27 ~ 1,020,000 985,878
Wells Fargo & Co.
4.611% due 04/25/53  780,000 662,376
5.557% due 07/25/34  470,000 478,420
WP Carey, Inc.
2.250% due 04/01/33  325,000 261,040
2.400% due 02/01/31  420,000 364,679
48,667,550
Industrial - 0.7%
BAE Systems PLC (United Kingdom)
3.400% due 04/15/30 ~ 485,000 454,900
Boeing Co.
6.388% due 05/01/31  355,000 378,486
6.528% due 05/01/34  580,000 621,795
Burlington Northern Santa Fe LLC
5.500% due 03/15/55  410,000 408,889
Canadian Pacific Railway Co. (Canada)
4.700% due 05/01/48  340,000 298,638
CSX Corp.
3.800% due 11/01/46  320,000 250,297
L3Harris Technologies, Inc.
5.400% due 07/31/33  300,000 303,924
Masco Corp.
2.000% due 10/01/30  360,000 310,279
Otis Worldwide Corp.
3.112% due 02/15/40  150,000 114,157
3,141,365
Technology - 0.8%
Analog Devices, Inc.
2.800% due 10/01/41  129,000 93,448
Broadcom, Inc.
3.187% due 11/15/36 ~ 148,000 121,542
CGI, Inc. (Canada)
2.300% due 09/14/31  435,000 370,520

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Dell International LLC/EMC Corp.
due 04/01/32 # $ 530,000 $ 533,594
Intel Corp.
3.050% due 08/12/51  300,000 176,552
3.734% due 12/08/47  180,000 125,601
Intuit, Inc.
5.500% due 09/15/53  145,000 144,312
Leidos, Inc.
2.300% due 02/15/31  700,000 602,162
Oracle Corp.
3.600% due 04/01/50  600,000 417,170
Roper Technologies, Inc.
1.750% due 02/15/31  400,000 336,331
Synopsys, Inc.
5.700% due 04/01/55  245,000 243,437
Texas Instruments, Inc.
5.050% due 05/18/63  670,000 614,670
3,779,339
Utilities - 3.5%
AES Corp.
5.800% due 03/15/32  280,000 283,058
Baltimore Gas & Electric Co.
5.400% due 06/01/53  635,000 604,599
Constellation Energy Generation LLC
5.600% due 06/15/42  300,000 290,590
5.800% due 03/01/33  181,000 187,540
Dominion Energy, Inc.
3.300% due 04/15/41  280,000 206,479
Duke Energy Corp.
6.100% due 09/15/53  850,000 865,342
Duquesne Light Holdings, Inc.
2.775% due 01/07/32 ~ 575,000 491,121
Emera U.S. Finance LP (Canada)
4.750% due 06/15/46  380,000 313,591
Entergy Arkansas LLC
5.750% due 06/01/54  330,000 328,990
Entergy Mississippi LLC
5.000% due 09/01/33  615,000 609,554
5.850% due 06/01/54  480,000 479,771
FirstEnergy Transmission LLC
4.550% due 04/01/49 ~ 525,000 449,717
ITC Holdings Corp.
2.950% due 05/14/30 ~ 360,000 328,723
Jersey Central Power & Light Co.
5.100% due 01/15/35 ~ 130,000 128,576
Monongahela Power Co.
5.850% due 02/15/34 ~ 320,000 330,438
Nevada Power Co.
6.000% due 03/15/54  350,000 357,504
Pacific Gas & Electric Co.
3.750% due 08/15/42  191,000 142,401
4.300% due 03/15/45  325,000 254,578
6.400% due 06/15/33  878,000 918,103
6.750% due 01/15/53  390,000 407,632
PG&E Recovery Funding LLC
5.231% due 06/01/42  105,000 104,978
5.529% due 06/01/51  125,000 125,047
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/38  325,000 307,585
5.099% due 06/01/54  415,000 389,833
5.212% due 12/01/49  225,000 215,229
Public Service Co. of Oklahoma
5.250% due 01/15/33  470,000 471,540
a
Principal
Amount Value
Public Service Enterprise Group, Inc.
5.450% due 04/01/34  $ 250,000 $ 252,670
Puget Energy, Inc.
2.379% due 06/15/28  180,000 167,451
SCE Recovery Funding LLC
4.697% due 06/15/42  548,914 533,074
5.112% due 12/14/49  240,000 222,327
Southern California Edison Co.
4.125% due 03/01/48  1,290,000 972,148
5.875% due 12/01/53  841,000 807,735
Southern Co. Gas Capital Corp.
4.400% due 06/01/43  1,000,000 850,268
Southern Power Co.
5.150% due 09/15/41  895,000 845,909
Union Electric Co.
5.200% due 04/01/34  570,000 573,957
Virginia Electric & Power Co.
5.650% due 03/15/55  515,000 506,303
Vistra Operations Co. LLC
6.000% due 04/15/34 ~ 392,000 396,464
15,720,825
Total Corporate Bonds & Notes
    (Cost $113,176,555) 106,088,020
MORTGAGE-BACKED SECURITIES - 39.8%
Collateralized Mortgage Obligations - Commercial - 4.3%
ACRE Commercial Mortgage Ltd.
6.331% (SOFR + 2.014%)
due 12/18/37 ~ § 1,198,000 1,189,436
Cars Net Lease Mortgage Notes
3.100% due 12/15/50 ~ 420,863 394,562
COMM Mortgage Trust
2.321% due 01/10/38 ~ § 1,900,000 1,720,865
Federal Home Loan Mortgage Corp.
Multifamily Structured Credit Risk
6.140% (SOFR + 1.800%)
due 07/25/41 ~ § 2,196,390 2,148,269
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates (IO)
1.195% due 11/25/30 § 18,945,000 1,107,060
1.212% due 10/25/30 § 15,300,000 892,946
1.363% due 12/25/29 § 8,788,303 365,070
FREMF Mortgage Trust
3.807% due 01/25/26 ~ § 2,100,000 2,069,530
3.881% due 01/25/50 ~ § 2,385,000 2,349,005
4.073% due 04/25/48 ~ § 2,000,000 1,975,655
GAM Re-REMICS Trust
2.250% due 09/27/51 ~ § 1,700,000 1,670,314
LFT CRE Ltd.
6.384% (SOFR + 2.064%)
due 06/15/39 ~ § 2,590,000 2,586,920
MHC Commercial Mortgage Trust
6.534% (SOFR + 2.215%)
due 04/15/38 ~ § 600,000 598,861
Wells Fargo Commercial Mortgage Trust
5.684% (SOFR + 1.364%)
due 02/15/40 ~ § 382,633 383,167
19,451,660

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Collateralized Mortgage Obligations - Residential - 5.3%
CSMC Trust
4.077% due 09/27/60 ~ § $ 1,976,045 $ 1,970,117
Federal Home Loan Mortgage Corp.
REMICS
1.500% due 01/25/51  2,394,904 1,897,123
2.000% due 12/25/51  1,853,652 1,642,171
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
3.000% due 05/25/60 - 10/25/62 7,156,845 6,259,165
3.250% due 11/25/61  1,479,812 1,276,142
3.500% due 11/25/57  2,097,664 1,879,001
Government National Mortgage Association
REMICS (IO)
0.467% due 03/20/71 § 38,269,047 1,274,933
Grene Energy Senior
11.000% due 01/17/61  90,318 77,177
PRET LLC
5.487% due 10/25/51 ~ § 2,468,508 2,467,798
PRPM LLC
4.000% due 11/25/53 ~ § 696,916 685,257
Towd Point Mortgage Trust
2.918% due 11/30/60 ~ § 3,054,182 2,642,149
4.000% due 11/25/47 ~ § 363,618 356,120
VOLT XCII LLC
5.893% due 02/27/51 ~ § 36,034 36,053
VOLT XCIII LLC
5.893% due 02/27/51 ~ § 349,676 349,814
VOLT XCIV LLC
6.239% due 02/27/51 ~ § 348,956 349,375
VOLT XCIX LLC
6.116% due 04/25/51 ~ § 239,393 239,643
VOLT XCVI LLC
6.116% due 03/27/51 ~ § 253,418 253,639
VOLT XCVII LLC
6.239% due 04/25/51 ~ § 363,172 363,719
24,019,396
Federal National Mortgage Association - 19.0%
1.090% due 04/01/28  2,800,205 2,551,686
1.440% due 01/01/31  1,400,000 1,187,771
1.560% due 01/01/31  2,700,000 2,307,338
1.755% due 03/01/32 § 3,291,156 2,776,379
1.815% due 01/01/31  986,290 861,830
2.010% due 01/01/32  2,200,000 1,893,119
2.140% due 12/01/33  2,488,985 2,097,098
2.160% due 12/01/33  3,026,091 2,553,463
2.320% due 02/01/35  1,909,459 1,576,708
2.500% due 01/01/52 - 03/01/62 11,587,240 9,559,917
2.510% due 10/01/30  2,730,000 2,484,111
2.550% due 10/01/30  885,538 810,917
3.000% due 05/01/47 - 03/01/61 11,539,404 10,125,930
3.040% due 07/01/32  2,863,169 2,634,917
3.080% due 05/01/32  1,875,000 1,715,746
3.140% due 07/01/32  1,710,000 1,565,934
3.190% due 07/01/33  1,694,978 1,558,104
3.260% due 02/01/31  800,000 751,178
3.500% due 03/01/61  1,309,628 1,161,708
3.610% due 01/01/37  2,264,757 2,163,142
3.670% due 09/01/32  546,000 513,794
3.750% due 09/01/32  2,589,557 2,476,235
3.790% due 12/01/30  2,610,000 2,523,110
3.800% due 09/01/32  2,210,061 2,104,448
a
Principal
Amount Value
3.805% due 11/01/32  $ 1,470,000 $ 1,401,055
3.830% due 09/01/32  2,500,000 2,386,814
3.910% due 08/01/32  1,300,000 1,245,317
4.000% due 06/01/47 - 04/01/52 5,083,869 4,749,649
4.090% due 09/01/31 - 02/01/34 4,456,585 4,281,777
4.550% due 10/01/32  1,030,000 1,031,573
5.000% due 07/01/52 - 01/01/59 4,207,878 4,183,055
5.500% due 09/01/52 - 10/01/52 4,593,665 4,664,486
6.000% due 12/01/61  2,419,863 2,515,161
86,413,470
Government National Mortgage Association - 11.2%
2.500% due 10/20/45 - 10/20/50 2,671,337 2,267,906
2.804% due 07/20/71 § 2,506,157 2,223,677
2.931% due 10/20/70 § 1,809,008 1,665,583
3.000% due 08/20/50 - 03/20/52 4,565,418 4,042,995
3.098% due 12/20/71 § 2,913,214 2,611,421
3.500% due 10/20/50 - 03/20/52 16,004,486 14,663,463
4.000% due 12/20/51 - 03/20/52 4,193,204 3,916,151
4.500% due 07/20/52 - 08/20/52 6,108,436 5,923,652
5.000% due 07/20/52 - 06/20/63 9,162,200 9,044,213
5.500% due 09/20/52 - 07/20/53 4,283,142 4,311,427
50,670,488
Total Mortgage-Backed Securities
    (Cost $194,626,308) 180,555,014
ASSET-BACKED SECURITIES - 15.4%
Credit Card Other - 0.3%
Continental Finance Credit Card ABS
Master Trust
6.190% due 10/15/30 ~ 1,620,000 1,626,654
Manufactured Housing Sequential - 0.9%
Cascade MH Asset Trust
2.708% due 02/25/46 ~ 1,420,000 1,132,767
4.250% due 08/25/54 ~ § 2,968,513 2,865,653
3,998,420
Other Asset-Backed Securities - 14.2%
AMSR Trust
2.006% due 11/17/37 ~ 2,120,000 2,082,400
2.327% due 10/17/38 ~ 1,342,000 1,276,519
2.751% due 06/17/38 ~ 3,650,000 3,361,879
4.000% due 10/17/39 ~ 3,000,000 2,867,091
Aqua Finance Trust
3.970% due 07/17/46 ~ 1,049,034 1,006,193
Bastion Funding I LLC
7.119% due 04/25/38 ~ 1,190,065 1,202,993
CFIN Issuer LLC
4.750% due 02/16/26 ~ § 406,062 407,938
DataBank Issuer LLC
2.060% due 02/27/51 ~ 1,300,000 1,262,968
Diversified Abs Phase VI LLC
7.500% due 11/28/39  1,136,158 1,135,211
DP Lion Holdco LLC
8.243% due 11/30/43  939,042 970,425
FirstKey Homes Trust
5.197% due 05/19/39 ~ 915,000 912,697
FMC GMSR Issuer Trust
3.620% due 07/25/26 ~ § 4,600,000 4,335,011
3.850% due 10/25/26 ~ § 2,100,000 1,988,163
4.450% due 01/25/26 ~ § 2,700,000 2,637,729

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.190% due 04/25/27 ~ $ 3,000,000 $ 3,004,491
6.500% due 03/26/27 ~ § 2,550,000 2,561,332
7.900% due 07/25/27 ~ 3,000,000 3,064,045
Goodgreen Trust (Jersey)
5.900% due 01/17/61 ~ 1,660,606 1,653,674
Jonah Energy Abs I LLC
7.200% due 12/10/37 ~ 995,938 1,002,592
Jonah Energy LLC
7.800% due 11/10/37  1,473,126 1,490,362
MNR ABS Issuer I LLC
8.946% due 12/15/38  1,137,146 1,166,323
MVW LLC
1.140% due 01/22/41 ~ 326,774 308,878
New Residential Mortgage Loan Trust
4.000% due 09/04/39 ~ 2,537,000 2,411,631
NRZ Excess Spread-Collateralized Notes
2.981% due 03/25/26 ~ 681,764 666,365
3.104% due 07/25/26 ~ 1,317,366 1,280,307
3.228% due 05/25/26 ~ 846,014 825,881
3.844% due 12/25/25 ~ 548,490 542,035
OneMain Financial Issuance Trust
3.450% due 09/14/35 ~ 675,000 642,931
PNMAC GMSR Issuer Trust
8.590% (SOFR + 4.250%)
due 05/25/27 ~ § 1,730,000 1,753,020
Progress Residential Trust
2.409% due 05/17/38 ~ 1,570,000 1,526,214
2.425% due 07/17/38 ~ 2,530,000 2,442,042
2.538% due 05/17/26 ~ 1,650,000 1,602,802
2.547% due 04/19/38 ~ 2,550,000 2,537,129
2.811% due 11/17/40 ~ 1,000,000 920,022
5.200% due 04/17/39 ~ 1,685,000 1,656,122
Regional Management Issuance Trust
1.680% due 03/17/31 ~ 180,788 179,466
2.420% due 03/17/31 ~ 895,000 881,763
RT Financial LLC
7.851% due 10/15/43  1,605,566 1,639,451
SCF Equipment Leasing LLC
6.770% due 08/22/33 ~ 2,385,000 2,460,279
Sierra Timeshare Receivables Funding LLC
1.340% due 11/20/37 ~ 216,796 211,670
Upstart Securitization Trust
5.980% due 08/20/32 ~ 335,537 335,674
64,213,718
Total Asset-Backed Securities
    (Cost $69,866,552) 69,838,792
U.S. TREASURY OBLIGATIONS - 19.8%
U.S. Treasury Bonds - 9.6%
1.250% due 05/15/50  127,000 63,098
1.625% due 11/15/50  6,885,000 3,749,636
1.875% due 11/15/51  2,475,000 1,424,333
2.000% due 08/15/51  6,815,000 4,060,782
2.250% due 08/15/46  1,540,000 1,036,191
2.375% due 05/15/51  260,000 170,097
2.750% due 08/15/42  1,135,000 886,541
2.875% due 05/15/52  5,490,000 3,987,756
3.000% due 08/15/48  4,770,000 3,623,523
3.125% due 02/15/43  368,000 302,170
3.250% due 05/15/42  21,235,000 17,951,455
3.750% due 11/15/43  6,045,000 5,398,941
a
Principal
Amount Value
3.875% due 05/15/43  $ 260,000 $ 237,407
4.500% due 11/15/54  485,000 478,028
43,369,958
U.S. Treasury Notes - 9.8%
1.500% due 02/15/30  1,075,000 959,144
1.625% due 05/15/31  565,000 491,826
3.125% due 08/31/29  145,000 140,288
3.500% due 04/30/30  3,780,000 3,699,306
4.500% due 12/31/31  10,340,000 10,601,327
4.625% due 02/15/35  27,675,000 28,593,896
44,485,787
U.S. Treasury Strip Coupons - 0.4%
due 11/15/40  2,320,000 1,116,482
due 02/15/41  1,486,372 705,168
1,821,650
Total U.S. Treasury Obligations
    (Cost $98,629,910) 89,677,395
FOREIGN GOVERNMENT BONDS & NOTES - 0.3%
Mexico Government (Mexico)
4.400% due 02/12/52  475,000 330,522
4.600% due 01/23/46  480,000 359,160
Republic of Poland Government (Poland)
5.500% due 03/18/54  430,000 404,006
Total Foreign Government Bonds & Notes
    (Cost $1,411,374) 1,093,688
MUNICIPAL BONDS - 0.3%
Oklahoma Development Finance Authority
4.714% due 05/01/52  445,000 410,557
Regents of the University of California
Medical Center Pooled Revenue
3.706% due 05/15/20  675,000 431,230
Texas Natural Gas Securitization Finance
Corp.
5.102% due 04/01/35  412,473 418,243
Total Municipal Bonds
    (Cost $1,534,227) 1,260,030
TOTAL INVESTMENTS - 99.0%
(Cost $479,244,926) 448,512,939
OTHER ASSETS & LIABILITIES, NET - 1.0% 4,690,191
NET ASSETS - 100.0% $ 453,203,130

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 106,088,020 $ – $ 106,088,020 $ –
Mortgage-Backed Securities 180,555,014 – 180,555,014 –
Asset-Backed Securities 69,838,792 – 69,838,792 –
U.S. Treasury Obligations 89,677,395 – 89,677,395 –
Foreign Government Bonds & Notes 1,093,688 – 1,093,688 –
Municipal Bonds 1,260,030 – 1,260,030 –
Total $ 448,512,939 $ – $ 448,512,939 $ –

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 0.1%
Energy - 0.1%
spacing
Foresea Holdings SA * ± Ω (Luxembourg)  34,768 $ 875,719
Financial - 0.0%
spacing
CBL & Associates Properties, Inc. REIT 9,021 239,778
Total Common Stocks
    (Cost $820,792) 1,115,497
Principal
Amount
CORPORATE BONDS & NOTES - 42.4%
Basic Materials - 0.3%
Solvay Finance America LLC (Belgium)
5.650% due 06/04/29 ~ $ 4,600,000 4,721,665
Communications - 1.2%
AT&T, Inc.
1.700% due 03/25/26  3,700,000 3,599,359
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.850% due 04/01/61  7,500,000 4,558,571
Paramount Global
2.900% due 01/15/27  100,000 96,790
3.700% due 06/01/28  900,000 867,375
T-Mobile USA, Inc.
3.375% due 04/15/29  7,200,000 6,845,841
4.200% due 10/01/29  4,000,000 3,929,023
19,896,959
Consumer, Cyclical - 4.2%
Air Canada Pass-Through Trust Class AA
(Canada)
3.750% due 06/15/29 ~ 1,298,261 1,267,061
Alaska Airlines Pass-Through Trust Class A
4.800% due 02/15/29 ~ 4,207,143 4,196,908
American Airlines Pass-Through Trust
Class A
2.875% due 01/11/36  4,117,554 3,623,131
3.250% due 04/15/30  1,868,250 1,747,405
4.000% due 01/15/27  453,245 450,356
American Airlines Pass-Through Trust
Class AA
3.000% due 04/15/30  2,865,885 2,710,137
BMW U.S. Capital LLC (Germany)
4.750% due 03/21/28 ~ 3,500,000 3,508,921
Ford Motor Credit Co. LLC
3.375% due 11/13/25  2,300,000 2,272,762
4.125% due 08/17/27  4,400,000 4,251,782
Hyundai Capital America
1.650% due 09/17/26 ~ 7,200,000 6,898,624
5.250% due 01/08/27 ~ 2,600,000 2,620,955
5.511% (SOFR + 1.150%)
due 08/04/25 ~ § 3,100,000 3,106,534
5.650% due 06/26/26 ~ 3,400,000 3,437,861
6.500% due 01/16/29 ~ 800,000 839,790
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  6,496,618 6,101,881
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/28 ~ 5,900,000 5,424,292
5.550% due 09/13/29 ~ 4,800,000 4,753,950
a
Principal
Amount Value
United Airlines Pass-Through Trust Class A
5.800% due 07/15/37  $ 4,489,976 $ 4,567,362
United Airlines Pass-Through Trust
Class AA
2.700% due 11/01/33  3,818,975 3,395,451
Volkswagen Group of America Finance LLC
(Germany)
4.625% due 11/13/25 ~ 1,000,000 998,084
5.650% due 09/12/28 ~ 6,200,000 6,312,114
72,485,361
Consumer, Non-Cyclical - 2.5%
BAT International Finance PLC (United
Kingdom)
5.931% due 02/02/29  4,700,000 4,899,879
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,600,000 2,649,192
6.375% due 11/21/30 ~ 7,700,000 8,066,478
Becton Dickinson & Co.
1.957% due 02/11/31  7,900,000 6,739,079
Bristol-Myers Squibb Co.
4.950% due 02/20/26  4,500,000 4,523,832
Centene Corp.
2.625% due 08/01/31  800,000 673,026
CommonSpirit Health
6.073% due 11/01/27  4,200,000 4,338,600
Constellation Brands, Inc.
3.700% due 12/06/26  4,400,000 4,338,218
CVS Pass-Through Trust
6.943% due 01/10/30  108,965 112,015
IQVIA, Inc.
6.250% due 02/01/29  2,900,000 3,022,119
Mars, Inc.
4.600% due 03/01/28 ~ 3,500,000 3,514,729
42,877,167
Energy - 1.9%
Adnoc Murban Rsc Ltd. (United Arab
Emirates)
4.250% due 09/11/29 ~ 2,100,000 2,063,707
Canadian Natural Resources Ltd. (Canada)
6.450% due 06/30/33  2,600,000 2,758,846
Enbridge, Inc. (Canada)
5.900% due 11/15/26  1,400,000 1,428,565
Energy Transfer LP
6.050% due 12/01/26  2,100,000 2,146,413
Flex Intermediate Holdco LLC
3.363% due 06/30/31 ~ 1,400,000 1,233,845
Greensaif Pipelines Bidco SARL (Saudi
Arabia)
5.853% due 02/23/36 ~ 3,500,000 3,547,661
Petroleos Mexicanos (Mexico)
10.000% due 02/07/33  1,900,000 1,980,654
Pioneer Natural Resources Co.
5.100% due 03/29/26  2,300,000 2,315,814
Rio Oil Finance Trust (Brazil)
9.750% due 01/06/27 ~ 1,651,276 1,700,440
Sabine Pass Liquefaction LLC
4.500% due 05/15/30  6,800,000 6,677,252
Saudi Arabian Oil Co. (Saudi Arabia)
5.250% due 07/17/34 ~ 2,800,000 2,819,916
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 900,000 833,796
4.125% due 08/15/31 ~ 200,000 181,862

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Venture Global LNG, Inc.
8.125% due 06/01/28 ~ $ 1,500,000 $ 1,533,685
Western Midstream Operating LP
6.350% due 01/15/29  400,000 417,801
31,640,257
Financial - 24.8%
Abu Dhabi Developmental Holding Co.
PJSC (United Arab Emirates)
4.375% due 10/02/31 ~ 3,600,000 3,514,122
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27  2,800,000 2,863,811
Ally Financial, Inc.
6.848% due 01/03/30  3,800,000 3,970,443
American Express Co.
5.098% due 02/16/28  4,300,000 4,352,570
5.645% due 04/23/27  4,600,000 4,653,074
American Tower Corp.
2.100% due 06/15/30  8,000,000 6,998,924
Athene Global Funding
5.516% due 03/25/27 ~ 4,000,000 4,067,338
Aviation Capital Group LLC
4.125% due 08/01/25 ~ 6,620,000 6,597,733
6.250% due 04/15/28 ~ 1,600,000 1,657,031
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.125% due 09/18/25  3,400,000 3,347,939
Banco Espirito Santo SA (Portugal)
2.625% * ~ ∂ EUR 1,000,000 243,292
4.750% * ~ ∂ 5,600,000 1,362,438
Banco Santander SA (Spain)
5.552% due 03/14/28  $ 4,600,000 4,674,165
6.527% due 11/07/27  2,000,000 2,059,935
Bank of America Corp.
5.015% due 07/22/33  6,500,000 6,474,889
5.819% due 09/15/29  5,500,000 5,700,806
Bank of America NA
5.379% (SOFR + 1.020%)
due 08/18/26 § 4,200,000 4,231,834
Bank of Ireland Group PLC (Ireland)
6.253% due 09/16/26 ~ 6,400,000 6,444,684
Bank of Montreal (Canada)
4.689% due 06/28/28 ~ 5,500,000 5,574,312
Bank of Nova Scotia (Canada)
5.450% due 06/12/25  1,000,000 1,001,386
Barclays PLC (United Kingdom)
6.238% (SOFR + 1.880%)
due 09/13/27 § 3,600,000 3,664,221
7.385% due 11/02/28  4,000,000 4,250,092
BGC Group, Inc.
8.000% due 05/25/28  2,400,000 2,563,447
Blue Owl Finance LLC
6.250% due 04/18/34  3,000,000 3,074,370
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 3,600,000 3,354,283
5.497% due 05/20/30 ~ 1,000,000 1,018,062
BPCE SA (France)
5.281% due 05/30/29 ~ 2,600,000 2,647,134
6.612% due 10/19/27 ~ 4,300,000 4,417,556
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 3,700,000 3,805,248
Capital One Financial Corp.
5.700% due 02/01/30  2,200,000 2,247,845
a
Principal
Amount Value
CI Financial Corp. (Canada)
7.500% due 05/30/29 ~ $ 2,400,000 $ 2,517,551
Citibank NA
5.864% due 09/29/25  3,100,000 3,119,374
Citigroup, Inc.
3.070% due 02/24/28  3,600,000 3,499,450
Cooperatieve Rabobank UA (Netherlands)
4.655% due 08/22/28 ~ 6,700,000 6,693,653
5.500% due 07/18/25  300,000 300,984
Corebridge Global Funding
5.750% due 07/02/26 ~ 1,400,000 1,421,184
Credit Agricole SA (France)
4.631% due 09/11/28 ~ 5,100,000 5,086,456
Crown Castle, Inc.
2.250% due 01/15/31  7,900,000 6,755,276
3.700% due 06/15/26  2,277,000 2,250,281
CTP NV (Netherlands)
0.875% due 01/20/26 ~ EUR 2,100,000 2,236,228
Danske Bank AS (Denmark)
5.427% due 03/01/28 ~ $ 4,500,000 4,576,156
Deutsche Bank AG (Germany)
5.706% due 02/08/28  1,500,000 1,523,258
EPR Properties
4.500% due 04/01/25  2,200,000 2,200,000
Essex Portfolio LP
3.375% due 04/15/26  500,000 494,399
Extra Space Storage LP
3.875% due 12/15/27  2,600,000 2,556,211
Federation des Caisses Desjardins du
Quebec (Canada)
4.400% due 08/23/25 ~ 7,000,000 6,986,679
FS KKR Capital Corp.
6.875% due 08/15/29  3,800,000 3,899,148
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/30  1,800,000 1,702,949
Goldman Sachs Bank USA
5.109% (SOFR + 0.750%)
due 05/21/27 § 3,300,000 3,310,769
5.130% (SOFR + 0.770%)
due 03/18/27 § 4,500,000 4,509,567
Goldman Sachs Group, Inc.
3.500% due 04/01/25  3,400,000 3,400,000
5.425% (SOFR + 1.065%)
due 08/10/26 § 2,900,000 2,909,329
5.798% due 08/10/26  2,900,000 2,911,880
Host Hotels & Resorts LP
4.000% due 06/15/25  1,350,000 1,348,754
HSBC Holdings PLC (United Kingdom)
5.546% due 03/04/30  4,200,000 4,292,723
7.390% due 11/03/28  8,500,000 9,035,206
ING Groep NV (Netherlands)
5.919% (SOFR + 1.560%)
due 09/11/27 § 4,700,000 4,766,514
JPMorgan Chase & Co.
2.083% due 04/22/26  800,000 798,704
4.851% due 07/25/28  4,800,000 4,831,456
5.288% (SOFR + 0.930%)
due 07/22/28 § 4,100,000 4,118,956
6.070% due 10/22/27  4,300,000 4,402,325
KBC Group NV (Belgium)
5.796% due 01/19/29 ~ 2,600,000 2,671,811
Kilroy Realty LP
4.375% due 10/01/25  2,600,000 2,593,676

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Lloyds Banking Group PLC (United
Kingdom)
4.450% due 05/08/25  $ 4,500,000 $ 4,498,181
5.985% due 08/07/27  2,300,000 2,338,340
Logicor Financing SARL (Luxembourg)
1.625% due 01/17/30 ~ EUR 2,300,000 2,250,262
Lseg U.S. Fin Corp. (United Kingdom)
4.875% due 03/28/27 ~ $ 3,600,000 3,629,514
Manulife Financial Corp. (Canada)
4.150% due 03/04/26  500,000 498,535
Marsh & McLennan Cos., Inc.
5.059% (SOFR + 0.700%)
due 11/08/27 § 1,900,000 1,908,272
MassMutual Global Funding II
4.300% due 10/22/27 ~ 3,000,000 2,994,053
5.050% due 12/07/27 ~ 4,000,000 4,073,884
5.333% (SOFR + 0.980%)
due 07/10/26 ~ § 3,000,000 3,022,359
Mitsubishi UFJ Financial Group, Inc.
(Japan)
1.412% due 07/17/25  6,900,000 6,834,935
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31  8,700,000 7,607,720
5.414% due 09/13/28  3,300,000 3,364,877
Morgan Stanley
4.889% due 07/20/33  6,500,000 6,405,536
5.042% due 07/19/30  1,400,000 1,411,974
6.407% due 11/01/29  2,800,000 2,955,819
Morgan Stanley Bank NA
5.436% (SOFR + 1.080%)
due 01/14/28 § 4,400,000 4,434,994
5.504% due 05/26/28  4,600,000 4,685,578
Mutual of Omaha Cos Global Funding
5.350% due 04/09/27 ~ 1,900,000 1,926,693
Nationwide Building Society (United
Kingdom)
6.557% due 10/18/27 ~ 4,300,000 4,418,095
NatWest Group PLC (United Kingdom)
5.778% due 03/01/35  4,500,000 4,593,337
NNN REIT, Inc.
3.500% due 10/15/27  5,600,000 5,444,913
Nomura Holdings, Inc. (Japan)
2.172% due 07/14/28  500,000 461,692
5.842% due 01/18/28  1,700,000 1,746,425
Northwestern Mutual Global Funding
4.900% due 06/12/28 ~ 3,700,000 3,752,939
Omega Healthcare Investors, Inc.
4.750% due 01/15/28  590,000 588,802
Pricoa Global Funding I
4.200% due 08/28/25 ~ 4,500,000 4,493,059
Principal Life Global Funding II
5.500% due 06/28/28 ~ 6,300,000 6,475,092
Protective Life Global Funding
5.209% due 04/14/26 ~ 3,200,000 3,225,901
Realty Income Corp.
3.200% due 01/15/27  8,100,000 7,910,233
Regency Centers LP
4.125% due 03/15/28  3,500,000 3,461,318
RGA Global Funding
5.448% due 05/24/29 ~ 4,700,000 4,823,110
Royal Bank of Canada (Canada)
4.875% due 01/19/27  3,500,000 3,532,641
a
Principal
Amount Value
Santander Holdings USA, Inc.
2.490% due 01/06/28  $ 6,025,000 $ 5,776,630
Scentre Group Trust 1/Scentre Group Trust
2 (Australia)
3.625% due 01/28/26 ~ 7,300,000 7,238,768
Standard Chartered PLC (United Kingdom)
1.456% due 01/14/27 ~ 4,000,000 3,900,239
Store Capital LLC
4.500% due 03/15/28  7,600,000 7,477,917
Sumitomo Mitsui Financial Group, Inc.
(Japan)
1.902% due 09/17/28  6,000,000 5,491,155
5.464% due 01/13/26  1,600,000 1,611,736
5.522% (SOFR + 1.170%)
due 07/09/29 § 4,000,000 4,039,282
Synchrony Bank
5.625% due 08/23/27  5,600,000 5,682,117
Tesco Property Finance 4 PLC (United
Kingdom)
5.801% due 10/13/40 ~ GBP 177,564 225,810
Toronto-Dominion Bank (Canada)
4.701% due 06/05/27 ~ $ 3,400,000 3,416,149
Truist Financial Corp.
5.900% due 10/28/26  2,300,000 2,315,325
UBS AG (Switzerland)
7.500% due 02/15/28  2,000,000 2,154,184
UBS Group AG (Switzerland)
5.711% due 01/12/27 ~ 2,800,000 2,822,330
6.537% due 08/12/33 ~ 8,500,000 9,110,666
Virgin Money U.K. PLC (United Kingdom)
4.000% due 09/03/27 ~ GBP 500,000 636,361
Wells Fargo & Co.
2.393% due 06/02/28  $ 2,200,000 2,100,070
4.808% due 07/25/28  600,000 602,018
5.574% due 07/25/29  4,700,000 4,828,726
Wells Fargo Bank NA
5.429% (SOFR + 1.070%)
due 12/11/26 § 4,400,000 4,446,452
5.450% due 08/07/26  2,700,000 2,737,517
5.550% due 08/01/25  2,000,000 2,005,408
422,941,834
Industrial - 1.0%
Boeing Co.
6.259% due 05/01/27  100,000 102,911
6.298% due 05/01/29  100,000 104,912
6.388% due 05/01/31  100,000 106,616
6.528% due 05/01/34  100,000 107,206
7.008% due 05/01/64  100,000 108,457
Canadian Pacific Railway Co. (Canada)
3.125% due 06/01/26  9,800,000 9,628,841
IRB Infrastructure Developers Ltd. (India)
7.110% due 03/11/32 ~ 2,500,000 2,526,335
Rolls-Royce PLC (United Kingdom)
5.750% due 10/15/27 ~ 950,000 973,168
RTX Corp.
5.750% due 11/08/26  3,100,000 3,157,805
16,816,251
Technology - 1.3%
Amdocs Ltd.
2.538% due 06/15/30  4,700,000 4,182,302
Broadcom, Inc.
5.050% due 07/12/29  3,700,000 3,752,326

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Fiserv, Inc.
5.450% due 03/15/34  $ 4,500,000 $ 4,564,200
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
3.875% due 06/18/26  4,000,000 3,965,480
Oracle Corp.
2.875% due 03/25/31  2,900,000 2,597,174
6.150% due 11/09/29  2,700,000 2,859,124
21,920,606
Utilities - 5.2%
Abu Dhabi National Energy Co. PJSC
(United Arab Emirates)
4.375% due 10/09/31 ~ 3,400,000 3,327,131
AES Corp.
5.450% due 06/01/28  4,000,000 4,070,629
DTE Electric Co.
4.050% due 05/15/48  100,000 80,854
DTE Energy Co.
5.100% due 03/01/29  6,100,000 6,182,676
Duke Energy Corp.
3.750% due 04/01/31  EUR 4,500,000 4,875,807
Entergy Louisiana LLC
2.350% due 06/15/32  $ 7,700,000 6,483,969
EPH Financing International AS (Czech
Republic)
6.651% due 11/13/28 ~ EUR 3,300,000 3,849,381
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/29 ~ $ 4,300,000 4,119,410
National Grid PLC (United Kingdom)
5.602% due 06/12/28  3,400,000 3,488,366
National Rural Utilities Cooperative Finance
Corp.
4.800% due 03/15/28  2,600,000 2,633,082
New York State Electric & Gas Corp.
2.150% due 10/01/31 ~ 7,200,000 6,104,543
Pacific Gas & Electric Co.
2.950% due 03/01/26  2,100,000 2,063,112
3.500% due 06/15/25  2,400,000 2,393,107
PacifiCorp
5.450% due 02/15/34  4,300,000 4,336,842
PG&E Recovery Funding LLC
4.838% due 06/01/35  3,200,000 3,214,862
Public Service Enterprise Group, Inc.
5.200% due 04/01/29  3,600,000 3,669,627
ReNew Wind Energy AP2/ReNew Power
Pvt Ltd. other 9 Subsidiaries (India)
4.500% due 07/14/28 ~ 5,900,000 5,484,261
RWE Finance U.S. LLC (Germany)
5.875% due 04/16/34 ~ 4,000,000 4,075,628
Southern California Edison Co.
2.500% due 06/01/31  7,000,000 6,041,994
5.150% due 06/01/29  4,500,000 4,530,621
Southern Co.
3.250% due 07/01/26  5,700,000 5,611,497
WEC Energy Group, Inc.
1.800% due 10/15/30  2,873,000 2,468,554
89,105,953
Total Corporate Bonds & Notes
    (Cost $732,321,497) 722,406,053
a
Principal
Amount Value
SENIOR LOAN NOTES - 0.0%
Consumer, Non-Cyclical - 0.0%
Stepstone Group MidCo 2 GmbH Term B
(Germany)
due 12/04/31 ± ∞ $ 500,000 $ 496,875
Total Senior Loan Notes
    (Cost $485,000) 496,875
MORTGAGE-BACKED SECURITIES - 72.3%
Collateralized Mortgage Obligations - Commercial - 8.2%
1211 Avenue of the Americas Trust
3.901% due 08/10/35 ~ 9,600,000 9,436,810
Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/53 ~ 4,900,000 4,463,695
AREIT Trust
6.561% (SOFR + 2.242%)
due 06/17/39 ~ § 5,172,668 5,207,836
BAMLL Commercial Mortgage Securities
Trust
5.484% (SOFR + 1.164%)
due 09/15/38 ~ § 7,000,000 6,677,604
BDS LLC
6.453% (SOFR + 2.137%)
due 08/19/38 ~ § 4,262,942 4,287,300
Benchmark Mortgage Trust
3.458% due 03/15/55  6,500,000 5,897,074
BSPDF Issuer Ltd. (Cayman)
5.634% (SOFR + 1.314%)
due 10/15/36 ~ § 433,180 433,905
BX Commercial Mortgage Trust
5.122% (SOFR + 0.803%)
due 10/15/38 ~ § 2,380,365 2,372,804
Cantor Commercial Real Estate Lending
2.874% due 11/15/52  6,200,000 5,656,228
CFCRE Commercial Mortgage Trust
3.060% due 11/10/49  1,018,476 1,011,436
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49  1,579,750 1,564,745
3.778% due 09/10/58  5,900,000 5,854,188
DBGS Mortgage Trust
3.843% due 04/10/37 ~ 8,700,000 8,112,102
DOLP Trust
2.956% due 05/10/41 ~ 7,000,000 6,161,956
Extended Stay America Trust
5.513% (SOFR + 1.194%)
due 07/15/38 ~ § 6,063,053 6,061,387
GS Mortgage Securities Trust
3.602% due 10/10/49 ~ § 7,000,000 5,669,512
JP Morgan Chase Commercial Mortgage
Securities Trust
5.817% (SOFR + 1.497%)
due 12/15/31 ~ § 2,944,345 2,879,689
5.934% (SOFR + 1.614%)
due 09/15/29 ~ § 1,081,454 1,036,940
LFT CRE Ltd.
5.604% (SOFR + 1.284%)
due 06/15/39 ~ § 2,773,195 2,784,227
Manhattan West Mortgage Trust
2.130% due 09/10/39 ~ 8,600,000 8,021,682

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
MF1 Multifamily Housing Mortgage Loan
Trust
5.284% (SOFR + 0.964%)
due 07/15/36 ~ § $ 433,291 $ 433,910
Morgan Stanley Capital I Trust
2.428% due 04/05/42 ~ § 4,900,000 4,190,970
NYO Commercial Mortgage Trust
5.529% (SOFR + 1.209%)
due 11/15/38 ~ § 11,200,000 11,124,447
One New York Plaza Trust
5.384% (SOFR + 1.064%)
due 01/15/36 ~ § 3,780,000 3,625,742
PFP Ltd. (Bermuda)
6.595% (SOFR + 2.274%)
due 08/19/35 ~ § 4,580,546 4,594,434
Ready Capital Mortgage Financing LLC
6.872% (SOFR + 2.552%)
due 10/25/39 ~ § 3,535,707 3,554,573
Starwood Mortgage Trust (Cayman)
5.292% (SOFR + 0.972%)
due 11/15/36 ~ § 7,100,000 7,042,041
TRTX Issuer Ltd. (Cayman)
5.969% (SOFR + 1.650%)
due 02/15/39 ~ § 6,371,770 6,352,657
Wells Fargo Commercial Mortgage Trust
3.809% due 12/15/48  4,837,000 4,793,029
139,302,923
Collateralized Mortgage Obligations - Residential - 10.0%
Banc of America Funding Trust
4.425% due 08/25/47 ~ § 2,813,657 2,369,747
6.425% due 02/20/36 § 167,612 159,443
Banc of America Mortgage Trust
6.000% due 05/25/37  1,606,990 1,260,868
BCAP LLC Trust
4.452% due 03/26/37 ~ § 77,256 76,528
5.250% due 02/26/36 ~ § 946,401 378,198
Bear Stearns ALT-A Trust
5.449% due 01/25/36 § 556,168 526,634
Bear Stearns ARM Trust
5.260% due 08/25/33 § 361,609 334,863
Bear Stearns Structured Products, Inc.
Trust
4.333% due 12/26/46 § 299,219 229,268
5.116% due 01/26/36 § 290,745 217,247
Chase Home Lending Mortgage Trust
3.250% due 09/25/63 ~ § 3,778,568 3,393,106
CHL Mortgage Pass-Through Trust
5.075% (SOFR + 0.754%)
due 03/25/35 § 317,665 307,075
5.328% due 05/20/34 § 247,421 235,990
6.500% due 10/25/37  722,919 301,413
Citigroup Mortgage Loan Trust, Inc.
5.109% due 08/25/36 § 312,524 284,437
6.210% due 08/25/35 § 45,197 40,572
Countrywide Alternative Loan Trust (IO)
0.565% (4.886% - SOFR)
due 05/25/35 § 539,917 27,349
Credit Suisse First Boston Mortgage
Securities Corp. (Switzerland)
5.083% due 03/25/32 ~ § 63,157 60,462
Cross Mortgage Trust
6.272% due 06/25/69 ~ § 2,746,278 2,777,715
a
Principal
Amount Value
DSLA Mortgage Loan Trust
5.443% due 07/19/44 § $ 201,226 $ 190,141
Federal Home Loan Mortgage Corp.
REMICS
4.653% (SOFR + 0.304%)
due 10/15/43 § 2,089,043 2,051,395
4.793% (SOFR + 0.464%)
due 08/15/40 - 10/15/40 § 3,255,687 3,211,804
4.813% (SOFR + 0.464%)
due 12/15/29 § 2,567 2,558
5.640% (SOFR + 1.300%)
due 05/25/54 § 2,769,214 2,757,427
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
13.164% due 09/25/60 ~ § 2,971,917 2,160,420
Federal Home Loan Mortgage Corp.
Structured Pass-Through Certificates
5.835% (US FED + 1.200%)
due 10/25/44 § 384,003 350,841
6.035% (US FED + 1.400%)
due 07/25/44 § 1,812,522 1,745,622
Federal National Mortgage Association
REMICS (IO)
2.246% (6.586% - SOFR)
due 10/25/35 § 1,017 87
4.526% (SOFR + 0.174%)
due 07/25/37 § 35,752 35,089
4.834% (SOFR + 0.494%)
due 11/25/42 § 824,407 819,028
4.862% (SOFR + 0.514%)
due 04/18/28 § 1,957 1,955
4.912% (SOFR + 0.564%)
due 10/18/30 § 118 117
Federal National Mortgage Association
REMICS Trust
5.176% due 10/25/42 § 256,504 257,886
FHLMC-GNMA
7.500% due 09/20/26  3,857 3,875
First Franklin Mortgage Loan Trust
4.745% (SOFR + 0.424%)
due 10/25/36 § 13,900,000 11,252,140
First Horizon Alternative Mortgage
Securities Trust
4.655% due 03/25/35 § 290,236 166,827
6.142% due 06/25/34 § 785,177 779,567
Government National Mortgage Association
REMICS
4.844% (SOFR + 0.500%)
due 01/20/72 § 2,454,812 2,415,720
4.923% (SOFR + 0.614%)
due 04/20/64 § 192,253 192,044
4.973% (SOFR + 0.664%)
due 05/20/65 § 478,761 477,537
5.023% (SOFR + 0.714%)
due 07/20/65 - 08/20/65 § 2,867,674 2,860,877
5.094% (SOFR + 0.750%)
due 10/20/72 § 2,317,735 2,319,193
5.144% (SOFR + 0.800%)
due 01/20/73 § 4,462,555 4,476,983
5.173% (SOFR + 0.864%)
due 01/20/66 § 2,538,084 2,536,911
5.224% (SOFR + 0.880%)
due 02/20/73 - 03/20/73 § 9,804,910 9,871,275

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.244% (SOFR + 0.900%)
due 01/20/73 § $ 7,491,124 $ 7,497,392
5.314% (SOFR + 0.970%)
due 12/20/73 § 9,169,638 9,273,050
5.364% (SOFR + 1.020%)
due 12/20/72 § 3,134,383 3,177,836
6.522% (SOFR + 1.465%)
due 04/20/67 § 2,869,283 2,906,277
Great Hall Mortgages No. 1 PLC (United
Kingdom)
4.750% (SOFR + 0.392%)
due 06/18/39 ~ § 26,364 26,385
GreenPoint Mortgage Funding Trust
4.975% (SOFR + 0.654%)
due 11/25/45 § 16,936 15,858
GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/52 ~ § 5,628,735 4,602,925
HarborView Mortgage Loan Trust
4.595% (SOFR + 0.434%)
due 05/25/38 § 561,428 450,572
Impac CMB Trust
4.975% (SOFR + 0.384%)
due 05/25/35 § 16,947 16,306
IndyMac ARM Trust
6.636% due 01/25/32 § 4,918 4,746
JP Morgan Alternative Loan Trust
4.795% (SOFR + 0.474%)
due 05/25/36 § 1,461,672 1,206,499
6.000% due 12/27/36 ~ 851,122 428,295
JP Morgan Mortgage Trust
4.473% due 12/26/37 ~ § 2,661,363 2,353,285
4.735% (SOFR + 0.414%)
due 10/25/35 § 863,286 614,503
Lehman Mortgage Trust
5.750% due 02/25/37  4,686,851 3,118,285
MASTR Adjustable Rate Mortgages Trust
6.868% due 04/21/34 § 5,254 5,179
MASTR Alternative Loan Trust
4.835% (SOFR + 0.514%)
due 03/25/36 § 688,084 66,358
Merrill Lynch Mortgage Investors Trust
5.050% due 06/25/35 § 9,930 9,609
MetLife Securitization Trust
3.750% due 03/25/57 ~ § 3,581,859 3,453,450
New Residential Mortgage Loan Trust
3.000% due 03/25/52 ~ § 5,724,140 4,881,622
3.500% due 12/25/57 ~ § 2,819,434 2,723,425
6.864% due 10/25/63 ~ § 3,094,544 3,130,930
OBX Trust
5.085% (SOFR + 0.764%)
due 06/25/57 ~ § 2,515,799 2,462,315
6.120% due 11/25/62 ~ § 3,467,367 3,471,969
PHH Alternative Mortgage Trust
4.755% (SOFR + 0.434%)
due 02/25/37 § 5,136,065 3,795,198
PRKCM Trust
5.335% due 08/25/57 ~ § 3,277,825 3,267,858
RAAC Trust
5.735% (SOFR + 1.414%)
due 06/25/47 § 1,219,622 1,189,377
RBSSP Resecuritization Trust
6.250% due 12/26/36 ~ § 626,648 212,343
a
Principal
Amount Value
Reperforming Loan Trust REMICS
4.775% (SOFR + 0.454%)
due 06/25/35 ~ § $ 570,310 $ 547,271
Residential Asset Securitization Trust (IO)
0.515% (4.836% - SOFR)
due 11/25/35 § 1,587,354 102,163
Resloc U.K. PLC (United Kingdom)
2.661% (EURIBOR + 0.160%)
due 12/15/43 ~ § EUR 1,303,213 1,379,883
RFMSI Trust
5.874% due 09/25/35 § $ 340,813 219,442
RMAC Securities No. 1 PLC (United
Kingdom)
5.070% (SONIA + 0.589%)
due 06/12/44 ~ § GBP 2,761,860 3,488,976
Securitized Asset-Backed Receivables LLC
Trust
5.095% (SOFR + 0.774%)
due 08/25/35 § $ 2,938,550 2,246,248
Sequoia Mortgage Trust
5.134% (SOFR + 0.814%)
due 07/20/33 § 119,593 118,612
Structured Adjustable Rate Mortgage Loan
Trust
3.979% due 01/25/35 § 20,549 20,396
Structured Asset Mortgage Investments
II Trust
4.855% (SOFR + 0.534%)
due 05/25/36 § 359,747 256,903
4.895% (SOFR + 0.574%)
due 02/25/36 § 490,666 395,974
4.931% (SOFR + 0.614%)
due 07/19/35 § 39,801 38,407
4.995% (SOFR + 0.674%)
due 02/25/36 § 284,663 237,827
Structured Asset Mortgage Investments
Trust
5.091% (SOFR + 0.774%)
due 09/19/32 § 6,410 6,179
Structured Asset Securities Corp. Trust
5.750% due 04/25/35  2,147,166 1,165,161
Suntrust Alternative Loan Trust (IO)
0.665% (4.986% - SOFR)
due 12/25/35 § 1,580,872 62,258
Towd Point Mortgage Funding - Granite 6
PLC (United Kingdom)
5.470% (SONIA + 0.925%)
due 07/20/53 ~ § GBP 3,629,319 4,701,846
Towd Point Mortgage Trust
3.750% due 07/25/62 ~ § $ 3,438,587 3,247,985
Trinity Square PLC (United Kingdom)
5.459% (SONIA + 0.900%)
due 07/15/59 ~ § GBP 2,978,789 3,860,669
UWM Mortgage Trust
2.500% due 11/25/51 - 12/25/51 ~ § $ 14,289,143 11,910,305
Verus Securitization Trust
4.260% due 02/25/67 ~ § 3,190,786 3,044,817
5.850% due 12/25/67 ~ § 3,416,937 3,417,583
Wachovia Mortgage Loan Trust LLC
7.012% due 05/20/36 § 1,177 1,132
WaMu Mortgage Pass-Through Certificates
Trust
4.975% (SOFR + 0.654%)
due 12/25/45 § 12,952 12,983

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.015% due 01/25/36 § $ 233,098 $ 225,789
5.015% (SOFR + 0.694%)
due 10/25/45 § 13,057 12,985
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
0.415% (4.736% - SOFR)
due 11/25/35 § 5,471,329 220,099
0.515% (4.836% - SOFR)
due 11/25/35 § 1,667,709 82,668
5.465% (US FED + 0.830%)
due 11/25/46 § 768,693 646,778
6.000% due 07/25/36  1,009,191 811,346
Washington Mutual MSC Mortgage Pass-
Through Certificates Trust
6.725% due 02/25/33 § 1,429 1,440
170,764,206
Federal Home Loan Mortgage Corp. - 4.0%
3.000% due 04/01/52  2,571,300 2,234,975
3.500% due 08/01/27 - 06/01/48 5,195,159 4,752,734
4.000% due 11/01/33 - 10/01/52 4,470,830 4,191,829
4.000% due 09/01/52  23,577,200 22,011,701
4.500% due 06/01/52 - 09/01/52 1,912,773 1,832,993
5.000% due 12/01/52 - 09/01/53 20,702,377 20,415,920
5.500% due 06/01/31 - 10/01/53 6,507,273 6,539,821
6.000% due 05/01/29 - 07/01/54 6,011,147 6,108,831
6.262% (UST + 2.137%)
due 01/01/28 § 741 740
6.500% due 11/01/53 - 01/01/54 1,006,281 1,039,612
6.582% (UST + 2.249%)
due 03/01/32 § 8,469 8,658
6.624% (UST + 2.249%)
due 03/01/32 § 11,587 11,744
7.000% due 10/01/37  8,734 9,133
7.068% (RFUCC + 1.345%)
due 09/01/35 § 51,590 52,891
7.375% (UST + 2.250%)
due 07/01/32 § 1,672 1,699
69,213,281
Federal National Mortgage Association - 3.2%
2.500% due 02/01/35  2,975,318 2,853,583
3.000% due 04/01/27 - 04/01/52 17,371,530 15,128,238
3.500% due 05/01/33 - 05/01/35 4,070,984 3,972,941
4.000% due 04/01/25 - 10/01/52 4,901,398 4,628,450
4.378% (US FED + 1.273%)
due 03/01/33 § 54,986 54,457
4.473% (US FED + 1.255%)
due 05/01/36 § 5,502 5,446
4.500% due 05/01/25 - 05/01/53 10,514,402 10,084,060
4.631% (US FED + 1.255%)
due 05/01/36 § 195,411 192,598
4.658% (US FED + 1.258%)
due 05/01/36 § 4,066 3,995
5.000% due 05/01/25 - 07/01/53 8,745,556 8,623,582
5.500% due 11/01/25 - 07/01/53 1,958,510 1,986,792
5.742% (US FED + 1.733%)
due 09/01/34 § 14,018 13,981
5.886% (US FED + 1.200%)
due 08/01/42 - 10/01/44 § 261,908 263,599
5.929% (UST + 1.695%)
due 02/01/33 § 77,330 78,072
5.960% (RFUCC + 1.335%)
due 12/01/34 § 139,474 140,427
a
Principal
Amount Value
5.998% (RFUCC + 1.373%)
due 09/01/35 § $ 12,020 $ 12,035
6.000% due 11/01/34 - 03/01/54 2,995,013 3,064,167
6.020% (RFUCC + 1.395%)
due 12/01/34 § 1,305 1,317
6.163% (RFUCC + 1.413%)
due 07/01/33 § 5,979 5,977
6.163% (RFUCC + 1.538%)
due 01/01/36 § 4,716 4,741
6.175% (UST + 1.925%)
due 02/01/33 § 1,589 1,606
6.272% (UST + 2.025%)
due 01/01/34 § 2,842 2,928
6.355% (RFUCC + 1.605%)
due 08/01/36 § 15,460 15,631
6.378% (UST + 2.068%)
due 03/01/34 § 1,740 1,769
6.500% due 09/01/28 - 12/01/53 2,036,811 2,105,485
6.527% (RFUCC + 1.652%)
due 03/01/33 § 980 995
6.574% (RFUCC + 1.550%)
due 09/01/33 § 6,811 6,905
6.830% (RFUCC + 1.455%)
due 04/01/35 § 56,570 56,911
6.919% (RFUCC + 1.174%)
due 08/01/35 § 51,546 51,837
6.930% (UST + 2.055%)
due 04/01/34 § 36,203 36,777
7.041% (UST + 2.360%)
due 11/01/34 § 470,184 490,535
7.069% (RFUCC + 1.256%)
due 07/01/35 § 105,300 106,188
7.375% (RFUCC + 2.250%)
due 06/01/34 § 1,483 1,495
7.465% (RFUCC + 1.840%)
due 09/01/35 § 12,766 13,058
7.500% due 01/01/33  3,868 3,968
8.000% due 05/01/30  93 97
54,014,643
Government National Mortgage Association - 5.0%
due 03/20/52 # 18,535,000 16,920,515
due 05/20/54 # 4,900,000 4,007,891
due 05/20/54 # 17,300,000 17,007,843
due 05/20/54 # 9,800,000 9,938,659
due 05/20/55 # 15,300,000 14,675,449
due 05/20/55 # 18,400,000 17,224,685
4.000% due 03/15/44 - 09/15/49 689,414 651,298
4.625% (UST + 1.500%)
due 07/20/25 - 03/20/33 § 102,251 102,834
4.750% (UST + 1.500%)
due 11/20/26 - 12/20/32 § 41,508 41,905
4.875% (UST + 1.500%)
due 06/20/25 - 06/20/32 § 44,588 44,574
5.000% (UST + 1.500%)
due 06/20/25 - 09/20/30 § 5,061 5,075
5.000% due 05/15/33 - 07/20/49 3,776,851 3,814,002
5.125% (UST + 2.000%)
due 03/20/29 § 12,681 12,819
6.000% due 06/15/38 - 09/15/38 1,795 1,842
7.500% due 07/15/31 - 12/15/31 7,774 8,172
8.000% due 12/15/29 - 08/15/32 84,506 86,023
8.500% due 09/15/29 - 12/15/30 69,103 69,362
84,612,948

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Uniform Mortgage-Backed Securities - 41.9%
due 02/01/52 # $ 184,100,000 $ 159,534,274
due 03/01/52 # 15,200,000 13,700,853
due 06/01/52 # 1,900,000 1,767,804
due 05/01/54 # 235,000,000 234,504,021
due 05/01/54 # 130,000,000 127,310,076
due 05/01/54 # 4,100,000 3,409,527
due 06/01/54 # 68,400,000 69,341,661
due 06/01/54 # 9,400,000 9,677,102
due 06/01/54 # 79,600,000 76,078,837
due 04/01/55 # 4,300,000 4,294,956
due 04/01/55 # 3,000,000 2,600,393
due 05/01/55 # 11,600,000 11,090,944
713,310,448
Total Mortgage-Backed Securities
    (Cost $1,247,128,043) 1,231,218,449
ASSET-BACKED SECURITIES - 11.1%
Automobile Sequential - 0.8%
Ally Auto Receivables Trust
5.760% due 11/15/26  124,270 124,311
CarMax Auto Owner Trust
5.720% due 11/16/26  517,630 518,237
Citizens Auto Receivables Trust
5.840% due 01/18/28 ~ 5,159,978 5,201,358
Drive Auto Receivables Trust
5.830% due 12/15/26  193,636 193,725
FHF Issuer Trust
5.690% due 02/15/30 ~ 2,617,720 2,645,536
Santander Drive Auto Receivables Trust
5.710% due 02/16/27  399,655 399,823
6.310% due 07/15/27  322,319 322,446
SFS Auto Receivables Securitization Trust
5.350% due 06/21/27 ~ 1,179,249 1,180,811
Toyota Auto Loan Extended Note Trust
4.930% due 06/25/36 ~ 2,400,000 2,440,341
13,026,588
Home Equity Other - 5.1%
ABFC Trust
5.260% (SOFR + 0.939%)
due 07/25/35 § 3,256,330 3,058,691
Argent Securities, Inc. Asset-Backed Pass-
Through Certificates
5.195% (SOFR + 0.874%)
due 02/25/36 § 1,407,000 1,127,217
Asset-Backed Securities Corp. Home Equity
Loan Trust
5.455% (SOFR + 1.134%)
due 07/25/35 § 1,234,634 1,196,227
Citigroup Mortgage Loan Trust, Inc.
4.735% (SOFR + 0.414%)
due 12/25/36 § 8,215,579 2,985,319
4.755% (SOFR + 0.434%)
due 12/25/36 ~ § 1,684,783 922,805
Countrywide Asset-Backed Certificates
5.335% (SOFR + 1.014%)
due 03/25/47 ~ § 1,178,726 910,485
a
Principal
Amount Value
Countrywide Asset-Backed Certificates
Trust
4.665% (SOFR + 0.344%)
due 10/25/47 § $ 76,620 $ 75,989
4.715% (SOFR + 0.394%)
due 06/25/47 § 4,008,134 3,672,241
4.715% (SOFR + 0.394%)
due 03/25/37 § 1,073,342 1,048,187
FBR Securitization Trust
5.200% (SOFR + 0.879%)
due 09/25/35 § 21,331,682 20,861,083
GSAA Home Equity Trust
4.775% (SOFR + 0.454%)
due 09/25/36 § 8,121,782 1,835,553
Home Equity Asset Trust
5.215% (SOFR + 0.894%)
due 10/25/34 § 678,749 675,094
Home Equity Mortgage Loan Asset-Backed
Trust
4.755% (SOFR + 0.434%)
due 04/25/37 § 2,937,095 2,577,034
HSI Asset Securitization Corp. Trust
4.930% (SOFR + 0.609%)
due 02/25/36 § 350,940 334,442
IMC Home Equity Loan Trust
5.432% due 08/20/29 § 234 232
IXIS Real Estate Capital Trust
4.635% (SOFR + 0.314%)
due 01/25/37 § 10,194,001 3,488,113
JP Morgan Mortgage Acquisition Trust
4.870% (SOFR + 0.549%)
due 05/25/36 § 7,776,522 7,447,440
Lehman ABS Mortgage Loan Trust
4.525% (SOFR + 0.204%)
due 06/25/37 ~ § 731,704 484,973
MASTR Asset-Backed Securities Trust
4.935% (SOFR + 0.614%)
due 04/25/36 § 6,847,684 1,391,605
Merrill Lynch Mortgage Investors Trust
5.185% (SOFR + 0.864%)
due 09/25/35 § 799,011 791,407
Morgan Stanley ABS Capital I, Inc. Trust
4.495% (SOFR + 0.174%)
due 05/25/37 § 122,929 110,418
4.615% (SOFR + 0.294%)
due 05/25/37 § 5,376,056 4,829,160
4.615% (SOFR + 0.294%)
due 03/25/37 § 2,172,834 924,158
4.655% (SOFR + 0.334%)
due 11/25/36 § 4,978,726 2,384,502
4.685% (SOFR + 0.364%)
due 03/25/37 § 3,638,234 1,547,515
Morgan Stanley Capital I, Inc. Trust
4.795% (SOFR + 0.474%)
due 03/25/36 § 1,300,073 1,077,180
Option One Mortgage Loan Trust
4.715% (SOFR + 0.394%)
due 02/25/37 § 3,813,201 2,409,383
4.875% (SOFR + 0.554%)
due 02/25/37 § 10,742,138 5,064,739
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates
5.260% (SOFR + 0.939%)
due 07/25/35 § 6,700,000 6,373,232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Renaissance Home Equity Loan Trust
3.991% (SOFR + 0.994%)
due 08/25/33 § $ 116,627 $ 107,830
Saxon Asset Securities Trust
5.095% (SOFR + 0.774%)
due 10/25/35 § 1,578,002 1,523,865
Soundview Home Loan Trust
4.655% (SOFR + 0.334%)
due 02/25/37 § 1,325,997 355,001
Structured Asset Investment Loan Trust
5.055% (SOFR + 0.734%)
due 01/25/36 § 3,707,027 3,478,863
Structured Asset Securities Corp. Mortgage
Loan Trust
4.705% (SOFR + 0.384%)
due 03/25/36 § 1,122,291 1,063,549
Terwin Mortgage Trust
4.855% (SOFR + 0.534%)
due 04/25/37 ~ § 104,284 101,541
86,235,073
Home Equity Sequential - 0.0%
Structured Asset Securities Corp. Mortgage
Loan Trust
4.775% (SOFR + 0.454%)
due 12/25/36 § 106,925 104,247
Other Asset-Backed Securities - 5.2%
ACAS CLO Ltd. (Cayman)
5.445% (SOFR + 1.152%)
due 10/18/28 ~ § 84,349 84,349
Allegro CLO XI Ltd. (Cayman)
5.543% (SOFR + 1.250%)
due 01/19/33 ~ § 4,400,000 4,400,958
Anchorage Capital CLO 6 Ltd. (Cayman)
5.730% (SOFR + 1.440%)
due 04/22/34 ~ § 5,700,000 5,704,109
Avoca CLO XVII DAC (Netherlands)
3.605% (EURIBOR + 0.820%)
due 10/15/32 ~ § EUR 5,619,938 6,050,416
Bain Capital Credit CLO Ltd. (Cayman)
5.383% (SOFR + 1.090%)
due 10/21/34 ~ § $ 2,000,000 1,991,882
5.493% (SOFR + 1.200%)
due 10/20/34 ~ § 5,900,000 5,894,005
BlueMountain CLO Ltd. (Cayman)
5.523% (SOFR + 1.200%)
due 11/15/30 ~ § 628,202 628,441
BlueMountain Fuji EUR CLO V DAC
(Ireland)
3.695% (EURIBOR + 0.910%)
due 01/15/33 ~ § EUR 4,297,519 4,649,006
Carlyle Global Market Strategies CLO Ltd.
(Cayman)
5.383% (SOFR + 1.090%)
due 07/20/34 ~ § $ 6,000,000 5,978,379
Carlyle U.S. CLO Ltd. (Cayman)
5.452% (SOFR + 1.150%)
due 10/15/31 ~ § 1,866,480 1,866,771
CarVal CLO I Ltd. (Cayman)
5.538% (SOFR + 1.230%)
due 07/16/31 ~ § 4,179,394 4,181,854
Catamaran CLO Ltd. (Cayman)
5.652% (SOFR + 1.362%)
due 04/22/30 ~ § 1,730,667 1,731,419
a
Principal
Amount Value
CIFC Funding Ltd. (Cayman)
5.505% (SOFR + 1.212%)
due 04/20/30 ~ § $ 355,816 $ 355,962
CVC Cordatus Loan Fund XI DAC (Ireland)
3.435% (EURIBOR + 0.650%)
due 10/15/31 ~ § EUR 4,563,584 4,935,422
DLLAD LLC
5.190% due 04/20/26 ~ $ 145,685 145,715
Dryden 52 Euro CLO DAC (Ireland)
3.416% (EURIBOR + 0.860%)
due 05/15/34 ~ § EUR 4,207,384 4,544,938
Dryden 54 Senior Loan Fund (Cayman)
5.443% (SOFR + 1.150%)
due 10/19/29 ~ § $ 2,935,114 2,936,597
GreenSky Home Improvement Issuer Trust
5.120% due 03/25/60 ~ 3,600,000 3,605,479
Hayfin Emerald CLO X DAC (Ireland)
4.094% (EURIBOR + 1.350%)
due 07/18/38 ~ § EUR 3,600,000 3,898,323
Kubota Credit Owner Trust
5.610% due 07/15/26 ~ $ 1,010,742 1,012,802
LCM XXIV Ltd. (Cayman)
5.535% (SOFR + 1.242%)
due 03/20/30 ~ § 102,305 102,356
LCM XXV Ltd. (Cayman)
5.393% (SOFR + 1.100%)
due 07/20/30 ~ § 673,058 673,323
Magnetite XXV Ltd. (Cayman)
5.762% (SOFR + 1.462%)
due 01/25/32 ~ § 2,116,481 2,119,194
Marathon CLO XIII Ltd. (Cayman)
5.502% (SOFR + 1.200%)
due 04/15/32 ~ § 4,015,341 4,016,381
Nelnet Student Loan Trust
6.544% (SOFR + 2.200%)
due 02/20/41 ~ § 1,376,799 1,409,731
6.640% due 02/20/41 ~ 1,376,799 1,425,021
OZLM XVII Ltd. (Cayman)
5.443% (SOFR + 1.150%)
due 07/20/30 ~ § 675,553 675,844
Pagaya AI Debt Trust
6.258% due 10/15/31 ~ 2,140,358 2,157,949
8.050% due 03/15/30 ~ § 127,593 127,956
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 2,400,000 2,408,211
Regatta XIX Funding Ltd. (Cayman)
5.613% (SOFR + 1.320%)
due 04/20/35 ~ § 1,800,000 1,801,338
SMB Private Education Loan Trust
5.500% due 06/17/52 ~ 2,783,436 2,841,838
Sound Point CLO XVI Ltd. (Cayman)
5.542% (SOFR + 1.242%)
due 07/25/30 ~ § 507,211 506,943
THL Credit Wind River CLO Ltd. (Cayman)
5.555% (SOFR + 1.262%)
due 10/18/30 ~ § 488,611 488,623
Venture XXIX CLO Ltd. (Cayman)
5.575% (SOFR + 1.252%)
due 09/07/30 ~ § 96,128 96,165
Voya CLO Ltd. (Cayman)
5.493% (SOFR + 1.200%)
due 07/20/32 ~ § 2,655,652 2,655,224

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.514% (SOFR + 1.212%)
due 04/17/30 ~ § $ 971,939 $ 971,009
89,073,933
Total Asset-Backed Securities
    (Cost $201,847,184) 188,439,841
U.S. GOVERNMENT AGENCY ISSUES - 2.1%
Federal Home Loan Mortgage Corp.
0.680% due 08/06/25  35,600,000 35,148,209
Total U.S. Government Agency Issues
    (Cost $35,600,000) 35,148,209
U.S. TREASURY OBLIGATIONS - 18.7%
U.S. Treasury Bonds - 13.7%
1.375% due 11/15/40  25,850,000 16,794,364
1.875% due 02/15/41  4,700,000 3,299,363
2.000% due 02/15/50  4,600,000 2,784,797
2.250% due 08/15/49  4,400,000 2,839,375
2.375% due 11/15/49 ‡ 1,300,000 860,361
2.500% due 02/15/45 ‡ 1,300,000 937,650
2.750% due 08/15/42  26,200,000 20,449,201
2.875% due 05/15/43  5,500,000 4,333,506
2.875% due 08/15/45  9,200,000 7,048,961
3.000% due 02/15/48  5,700,000 4,346,473
3.000% due 08/15/48 ‡ 600,000 455,789
3.000% due 02/15/49 ‡ 1,200,000 907,758
3.125% due 08/15/44  35,400,000 28,554,840
3.250% due 05/15/42  51,000,000 43,088,893
3.375% due 11/15/48 ‡ 1,800,000 1,461,481
3.625% due 02/15/44  13,500,000 11,816,291
3.750% due 11/15/43  20,900,000 18,663,928
3.875% due 02/15/43  7,300,000 6,683,920
3.875% due 05/15/43  5,900,000 5,387,322
4.250% due 05/15/39 ‡ 4,900,000 4,828,988
4.375% due 11/15/39  20,700,000 20,603,489
4.500% due 08/15/39  7,700,000 7,780,008
4.500% due 11/15/54  12,100,000 11,926,501
4.625% due 02/15/40  5,500,000 5,619,238
4.625% due 05/15/44 ‡ 500,000 501,807
4.625% due 02/15/55  900,000 906,188
232,880,492
U.S. Treasury Inflation Protected Securities - 4.5%
0.125% due 07/15/31 ^ ‡ 13,509,000 12,409,265
0.125% due 01/15/32 ^ ‡ 5,041,300 4,564,585
0.125% due 02/15/51 ^ 10,247,244 5,900,339
0.125% due 02/15/52 ^ 2,167,748 1,229,221
0.250% due 02/15/50 ^ 3,335,472 2,038,795
0.750% due 02/15/45 ^ 7,552,944 5,737,633
0.875% due 02/15/47 ^ 4,473,448 3,389,258
1.000% due 02/15/46 ^ 3,082,966 2,434,474
1.000% due 02/15/48 ^ 13,008,295 10,007,172
1.000% due 02/15/49 ^ 1,767,024 1,346,025
1.250% due 04/15/28 ^ ‡ 7,941,450 7,945,426
1.500% due 02/15/53 ^ 13,355,750 11,123,914
2.125% due 02/15/54 ^ 7,968,499 7,652,692
75,778,799
a
Principal
Amount Value
U.S. Treasury Notes - 0.0%
2.250% due 08/15/27 ‡ $ 20,000 $ 19,265
U.S. Treasury Strip Coupons - 0.5%
due 02/15/42  12,200,000 5,486,616
due 08/15/41  3,900,000 1,798,736
due 05/15/41  2,600,000 1,216,295
due 11/15/41  600,000 272,987
8,774,634
Total U.S. Treasury Obligations
    (Cost $369,108,141) 317,453,190
FOREIGN GOVERNMENT BONDS & NOTES - 6.6%
Brazil Government (Brazil)
6.125% due 03/15/34  4,400,000 4,288,331
Brazil Letras do Tesouro Nacional (Brazil)
14.280% due 10/01/25  BRL 21,000,000 3,434,125
Chile Government (Chile)
3.500% due 01/31/34  $ 7,000,000 6,183,100
CPPIB Capital, Inc. (Canada)
4.300% due 06/02/34 ~ CAD 2,500,000 1,840,659
European Union (Multi-National)
2.875% due 10/05/29 ~ EUR 8,000,000 8,755,532
Hydro-Quebec (Canada)
8.625% due 06/15/29  $ 1,000,000 1,162,052
Italy Buoni Poliennali Del Tesoro (Italy)
1.300% due 05/15/28 ^ ~ EUR 6,034,176 6,665,403
Japan Government Forty Year (Japan)
2.200% due 03/20/64  JPY 332,000,000 1,969,584
2.300% due 12/20/54  480,000,000 3,082,005
Japan Government Twenty Year (Japan)
2.000% due 12/20/44  790,000,000 5,102,064
Korea Development Bank (South Korea)
5.062% (SOFR + 0.700%)
due 10/23/26 § $ 900,000 906,160
Mexico Government (Mexico)
6.000% due 05/07/36  900,000 871,605
Mexico Udibonos (Mexico)
4.000% due 08/24/34 ^ MXN 4,210,967 191,312
Peruvian Government (Peru)
6.150% due 08/12/32 ~ PEN 26,900,000 7,356,007
6.950% due 08/12/31 ~ 8,200,000 2,385,127
Province of British Columbia (Canada)
4.150% due 06/18/34  CAD 1,200,000 871,358
Province of Ontario (Canada)
3.650% due 06/02/33  3,800,000 2,686,763
Province of Quebec (Canada)
3.600% due 09/01/33  6,900,000 4,846,806
4.450% due 09/01/34  13,200,000 9,796,004
Republic of Poland Government (Poland)
5.125% due 09/18/34  $ 2,300,000 2,282,084
Republic of South Africa Government
(South Africa)
8.500% due 01/31/37  ZAR 55,000,000 2,494,798
8.875% due 02/28/35  120,800,000 5,899,254
Romania Government (Romania)
3.000% due 02/27/27 ~ $ 6,500,000 6,255,667
Saudi Government (Saudi Arabia)
4.750% due 01/16/30 ~ 4,400,000 4,401,430
4.875% due 07/18/33 ~ 5,000,000 4,943,295

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, investments with a total aggregate value of $1,605,730 or
0.1% of the Fund’s net assets were in default.
(b) As of March 31, 2025, investments with a total aggregate value of $875,719 or 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of March 31, 2025, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $1,669,794 at a weighted average interest rate of 4.3%. As of March 31, 2025, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was
$171,612,030 at a weighted average interest rate of 4.4%.
(d) As of March 31, 2025, securities sold short outstanding were as follows:
(e) As of March 31, 2025, open futures contracts outstanding were as follows:
a
Principal
Amount Value
State of Israel (Israel)
3.800% due 05/13/60 ~ $ 9,000,000 $ 5,787,419
U.K. Gilts (United Kingdom)
4.375% due 07/31/54 ~ GBP 7,247,000 8,102,193
Total Foreign Government Bonds & Notes
    (Cost $117,482,710) 112,560,137
SHORT-TERM INVESTMENTS - 0.0%
Commercial Paper - 0.0%
Alimentation Couche-Tard, Inc. (Canada)
4.550% due 04/14/25 ~ $ 400,000 399,285
U.S. Treasury Bills - 0.0%
4.147% due 04/17/25 ‡ 518,000 517,021
Total Short-Term Investments
(Cost $916,378) 916,306
TOTAL INVESTMENTS - 153.3%
(Cost $2,705,709,745) 2,609,754,557
TOTAL SECURITIES SOLD SHORT - (0.5%)
(Proceeds $7,999,094) (8,015,857)
DERIVATIVES - 0.1% 1,768,409
OTHER ASSETS & LIABILITIES, NET - (52.9%) (908,992,736)
NET ASSETS - 100.0% $ 1,702,530,230
Description
Principal
Amount Value
Mortgage-Backed Securities - (0.5%)
Uniform Mortgage-Backed Securities
6.000% due 05/01/54  $ 7,900,000 ( $ 8,015,857 )
Total Securities Sold Short
(Proceeds $7,999,094) ( $ 8,015,857 )
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 06/25 55 $ 11,324,053 $ 11,394,453 $ 70,400
CBOT 5 Year U.S. Treasury Notes 06/25 1,701 181,681,391 183,973,781 2,292,390
CBOT 10 Year U.S. Treasury Notes 06/25 747 81,623,316 83,080,406 1,457,090

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(f) As of March 31, 2025, forward foreign currency contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE Long Gilt 06/25 70 $ 8,400,229 $ 8,290,835 ( $ 109,394 )
Montreal Exchange 10 Year Canadian Bond 06/25 283 24,051,146 24,415,031 363,885
$ 4,074,371
Short Futures Outstanding
CBOT U.S. Long Bond 06/25 18 2,059,709 2,111,063 (51,354)
CBOT Ultra 10 Year U.S. Treasury Notes 06/25 1,072 120,916,749 122,342,000 (1,425,251)
Eurex 5 Year Euro BOBL 06/25 1 128,500 127,366 1,134
Eurex 10 Year Euro BUND 06/25 226 32,265,167 31,482,667 782,500
( $ 692,971 )
Total Futures Contracts $ 3,381,400
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
AUD 14,591,000 USD 9,199,626 04/25 DUB $ – ( $ 82,439 )
AUD 2,832,000 USD 1,791,919 04/25 JPM – (22,343)
BRL 2,277,032 USD 400,000 04/25 BNP – (972)
BRL 7,483,063 USD 1,292,352 04/25 BNP 18,983 –
BRL 148,059,575 USD 25,805,981 04/25 CIT 140,023 –
BRL 28,870,493 USD 4,929,060 04/25 GSC 130,214 –
BRL 500,000 USD 87,075 04/25 JPM 546 –
BRL 150,964,149 USD 26,032,988 07/25 CIT – (88,559)
CAD 45,672,804 USD 32,063,783 04/25 CIT – (324,085)
CAD 14,908 USD 10,419 04/25 HSB – (59)
CHF 9,711,310 USD 10,993,274 04/25 HSB – (16,322)
CHF 21,697 USD 24,143 04/25 JPM 383 –
CNH 471,733 USD 65,184 05/25 BNP – (81)
CNH 5,321,076 USD 730,550 05/25 BNP 3,797 –
CNH 2,736,375 USD 373,832 05/25 BOA 3,807 –
CNH 2,660,699 USD 363,285 05/25 GSC 3,911 –
CNH 476,138 USD 65,774 05/25 HSB – (64)
CNH 2,774,646 USD 382,009 05/25 HSB 912 –
CNH 2,843,885 USD 389,340 05/25 JPM 3,137 –
CNH 988,112 USD 137,070 05/25 SCB – (703)
CNH 11,916,000 USD 1,651,843 06/25 BNP – (3,237)
CNH 43,814,076 USD 6,031,347 06/25 BNP 30,433 –
CNH 7,027,638 USD 961,724 06/25 BOA 10,566 –
CNH 2,913,000 USD 402,575 06/25 GSC 445 –
CNH 20,529,039 USD 2,812,698 06/25 JPM 27,542 –
CNH 2,161,734 USD 299,970 07/25 HSB – (341)
CNH 1,718,331 USD 238,465 07/25 JPM – (295)
CNH 1,703,060 USD 235,597 07/25 JPM 457 –
CNH 2,167,753 USD 300,035 08/25 HSB 1,100 –
CNH 4,413,324 USD 613,507 08/25 JPM – (428)
CNH 2,843,973 USD 393,186 08/25 JPM 1,886 –
EUR 2,122,000 USD 2,309,104 04/25 BOA – (14,586)
EUR 6,733,000 USD 7,271,779 04/25 BOA 8,611 –
EUR 3,163,000 USD 3,439,446 04/25 CIT – (19,295)
EUR 2,000,000 USD 2,173,443 04/25 HSB – (10,844)
EUR 54,330,000 USD 58,600,338 04/25 JPM 146,674 –
GBP 18,983,000 USD 24,598,171 04/25 BRC – (76,894)
GBP 6,047,000 USD 7,643,132 04/25 CIT 168,076 –
IDR 42,552,580,892 USD 2,587,695 04/25 BNP – (34,691)
IDR 17,620,142,118 USD 1,076,335 04/25 BRC – (19,584)
IDR 30,396,693,194 USD 1,857,775 04/25 CIT – (34,553)
IDR 28,962,348,676 USD 1,744,194 04/25 DUB – (6,651)
IDR 35,064,446,666 USD 2,129,906 04/25 GSC – (26,558)
IDR 6,408,013,032 USD 389,861 04/25 JPM – (5,534)
IDR 21,953,454,869 USD 1,341,808 04/25 SCB – (25,171)
IDR 345,600,658 USD 20,862 04/25 UBS – (104)

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
IDR 1,981,084,308 USD 119,364 05/25 BNP $ – ( $ 628 )
IDR 1,976,168,844 USD 118,946 05/25 CIT – (504)
IDR 21,004,090,080 USD 1,263,784 05/25 GSC – (4,902)
IDR 346,086,698 USD 20,833 05/25 UBS – (90)
ILS 723,000 USD 196,964 04/25 BRC – (2,454)
INR 34,914,555 USD 407,731 04/25 BNP – (36)
INR 148,395,730 USD 1,708,313 04/25 BNP 25,876 –
INR 3,478,056 USD 40,590 04/25 BRC 99 –
INR 97,871,608 USD 1,123,656 04/25 CIT 19,184 –
INR 23,859,426 USD 277,381 04/25 DUB 1,176 –
INR 52,382,058 USD 603,453 04/25 HSB 8,563 –
INR 119,044,679 USD 1,368,949 04/25 JPM 21,191 –
INR 138,965,358 USD 1,619,936 05/25 BNP 1,902 –
INR 15,465,084 USD 179,994 05/25 BOA 529 –
JPY 215,139,245 USD 1,443,044 04/25 BNP – (8,687)
JPY 91,230,284 USD 606,933 04/25 BNP 1,309 –
JPY 179,085,907 USD 1,201,402 04/25 JPM – (7,416)
JPY 272,158,790 USD 1,803,451 04/25 JPM 11,062 –
JPY 330,587,212 USD 2,197,736 04/25 SCB 6,326 –
JPY 164,084,648 USD 1,102,838 04/25 UBS – (8,867)
KRW 2,056,529,962 USD 1,416,169 04/25 BNP – (19,769)
KRW 128,727,964 USD 87,971 04/25 CIT – (521)
KRW 175,388,521 USD 119,918 04/25 GSC – (769)
KRW 128,671,223 USD 87,971 04/25 JPM – (559)
KRW 128,534,428 USD 87,971 04/25 SCB – (652)
KRW 299,626,853 USD 205,082 06/25 BOA – (990)
KRW 456,221,468 USD 311,983 06/25 GSC – (1,226)
MXN 93,995,000 USD 4,588,858 06/25 JPM – (42,536)
NOK 1,207,102 USD 114,976 04/25 BNP – (240)
NZD 12,042 USD 6,878 04/25 DUB – (41)
NZD 12,042 USD 6,924 05/25 DUB – (82)
PEN 12,816,257 USD 3,519,983 04/25 CIT – (33,956)
PEN 13,383,894 USD 3,650,817 04/25 DUB – (8,885)
PLN 16,028,175 USD 4,146,660 06/25 BNP – (18,539)
PLN 1,748,409 USD 451,263 06/25 BRC – (926)
PLN 15,340,143 USD 3,972,566 06/25 GSC – (22,515)
PLN 1,440,332 USD 373,177 06/25 HSB – (2,398)
PLN 12,378,442 USD 3,197,069 06/25 JPM – (9,660)
SGD 4,810,772 USD 3,590,581 04/25 BNP – (9,939)
SGD 3,845,714 USD 2,872,079 04/25 DUB – (9,726)
THB 278,857 USD 8,310 05/25 CIT – (63)
TRY 226,334,331 USD 5,887,258 04/25 BRC – (65,262)
TRY 25,706,281 USD 668,546 04/25 BRC 2,986 –
TRY 323,014,226 USD 8,207,043 05/25 BRC – (213,538)
TRY 47,941,103 USD 1,077,658 05/25 JPM 131,143 –
TRY 121,866,286 USD 3,056,906 06/25 BRC – (136,666)
TRY 79,492,432 USD 2,008,095 06/25 JPM – (70,205)
TWD 127,610,500 USD 3,895,021 04/25 BNP – (52,131)
TWD 201,940,694 USD 6,152,755 04/25 CIT – (71,518)
TWD 66,233,606 USD 2,016,175 04/25 HSB – (21,512)
TWD 89,845,493 USD 2,740,424 04/25 JPM – (34,676)
TWD 7,824,475 USD 239,339 04/25 MSC – (3,701)
TWD 19,222,351 USD 584,266 04/25 SCB – (5,374)
USD 10,836,400 AUD 17,423,000 04/25 BRC – (50,362)
USD 9,201,734 AUD 14,591,000 05/25 DUB 82,329 –
USD 1,694,267 BRL 9,760,095 04/25 BNP – (16,095)
USD 26,032,988 BRL 148,059,575 04/25 CIT 86,984 –
USD 1,666,695 BRL 9,570,493 04/25 GSC – (10,442)
USD 3,462,043 BRL 19,300,000 04/25 GSC 79,905 –
USD 88,955 BRL 500,000 04/25 JPM 1,335 –
USD 904,531 BRL 5,500,000 10/25 BNP – (18,110)
USD 2,543,586 BRL 15,500,000 10/25 GSC – (56,584)
USD 30,880 CAD 44,419 04/25 DUB 11 –

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 596,319 CAD 856,000 04/25 GSC $ 1,453 $ –
USD 240,824 CAD 347,000 04/25 MSC – (319)
USD 31,219,382 CAD 44,440,266 04/25 MSC 336,220 –
USD 32,063,783 CAD 45,606,236 05/25 CIT 323,833 –
USD 10,419 CAD 14,886 05/25 HSB 59 –
USD 200,174 CHF 176,000 04/25 CIT 1,237 –
USD 10,077,193 CHF 9,031,851 04/25 DUB – (131,750)
USD 602,104 CHF 533,000 04/25 HSB – (360)
USD 10,993,274 CHF 9,676,545 05/25 HSB 16,298 –
USD 300,035 CNH 2,179,754 05/25 HSB – (787)
USD 299,970 CNH 2,169,983 05/25 HSB 497 –
USD 628,783 CNH 4,569,291 05/25 JPM – (1,812)
USD 851,972 CNH 6,162,689 05/25 JPM 1,477 –
USD 477,721 CNH 3,466,000 06/25 BNP – (1,808)
USD 779,819 CNH 5,664,000 06/25 BOA – (3,809)
USD 201,328 CNH 1,451,000 06/25 BOA 578 –
USD 5,101,384 CNH 37,232,000 06/25 BRC – (49,750)
USD 4,639,405 CNH 33,449,000 06/25 BRC 11,658 –
USD 503,376 CNH 3,648,000 06/25 CIT – (1,333)
USD 7,493,859 CNH 54,349,000 06/25 GSC – (25,452)
USD 1,213,761 CNH 8,699,000 08/25 BRC 5,334 –
USD 71,668,209 EUR 68,348,000 04/25 BNP – (2,236,461)
USD 58,695,633 EUR 54,330,000 05/25 JPM – (146,456)
USD 120,624 GBP 94,000 04/25 HSB – (800)
USD 31,596,403 GBP 24,936,000 04/25 MSC – (614,658)
USD 24,596,387 GBP 18,983,000 05/25 BRC 76,761 –
USD 435,403 IDR 7,219,197,321 04/25 BNP 2,281 –
USD 450,557 IDR 7,477,691,371 04/25 CIT 1,978 –
USD 1,263,784 IDR 20,985,133,320 04/25 GSC 4,819 –
USD 207,922 IDR 3,427,258,900 04/25 JPM 2,362 –
USD 20,833 IDR 345,600,658 04/25 UBS 75 –
USD 10,884 IDR 181,630,015 05/25 BNP – (1)
USD 499,387 IDR 8,307,091,010 05/25 BNP 1,537 –
USD 77,583 IDR 1,294,705,104 05/25 BOA – (7)
USD 96,683 IDR 1,607,741,607 05/25 BOA 328 –
USD 19,970 IDR 333,249,375 05/25 CIT – (1)
USD 583,087 IDR 9,684,481,183 05/25 CIT 2,707 –
USD 76,044 IDR 1,264,290,135 05/25 DUB 274 –
USD 21,785 IDR 363,526,731 05/25 GSC – (1)
USD 266,860 IDR 4,450,044,244 05/25 GSC 174 –
USD 116,165 IDR 1,931,195,897 05/25 HSB 431 –
USD 197,571 IDR 3,280,065,444 05/25 JPM 997 –
USD 113,022 IDR 1,881,115,010 05/25 MSC 284 –
USD 45,385 IDR 754,071,775 05/25 SCB 194 –
USD 260,342 ILS 960,000 04/25 BNP 2,071 –
USD 1,695,042 ILS 6,178,464 04/25 CIT 32,841 –
USD 1,714,918 ILS 6,236,728 04/25 DUB 37,041 –
USD 1,838,223 ILS 6,692,041 04/25 JPM 37,853 –
USD 407,731 INR 34,852,050 04/25 BNP 75 –
USD 39,760 INR 3,482,095 04/25 BRC – (976)
USD 40,590 INR 3,487,960 05/25 BRC – (111)
USD 8,448,918 JPY 1,252,600,000 04/25 CIT 97,695 –
USD 199,263 JPY 29,900,000 04/25 JPM – (84)
USD 606,933 JPY 90,924,572 05/25 BNP – (1,314)
USD 1,921,739 JPY 288,600,000 05/25 HSB – (8,874)
USD 202,683 JPY 30,152,761 05/25 HSB 973 –
USD 1,803,451 JPY 271,246,244 05/25 JPM – (11,073)
USD 934,271 JPY 140,347,292 05/25 SCB – (4,594)
USD 205,082 KRW 300,758,905 04/25 BOA 931 –
USD 311,983 KRW 457,884,712 04/25 GSC 1,168 –
USD 2,989,008 KRW 4,257,991,346 06/25 BNP 89,588 –
USD 4,195,425 KRW 6,004,362,538 06/25 CIT 106,612 –
USD 8,497,039 KRW 12,187,894,604 06/25 DUB 199,829 –

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(g) As of March 31, 2025, purchased options outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 128,620 KRW 185,061,028 06/25 HSB $ 2,565 $ –
USD 19,598 NOK 218,897 04/25 BOA – (1,208)
USD 181,282 NOK 2,020,567 04/25 BRC – (10,774)
USD 114,976 NOK 1,207,094 05/25 BNP 239 –
USD 98,396 NOK 1,035,552 05/25 BRC – (35)
USD 6,919 NZD 12,042 04/25 DUB 82 –
USD 891,733 PEN 3,316,801 04/25 CIT – (10,438)
USD 3,893,269 PEN 14,558,688 04/25 GSC – (67,184)
USD 3,540,142 PEN 13,371,116 04/25 SCB – (98,313)
USD 3,519,983 PEN 12,857,793 09/25 CIT 34,694 –
USD 3,650,817 PEN 13,424,783 09/25 DUB 10,742 –
USD 198,259 PLN 766,000 06/25 BNP 961 –
USD 199,879 SGD 266,000 04/25 BNP 1,896 –
USD 118,448 SGD 159,550 04/25 DUB – (304)
USD 409,582 SGD 548,255 04/25 DUB 1,518 –
USD 3,741,233 SGD 4,997,913 04/25 HSB 21,302 –
USD 439,785 SGD 587,346 04/25 JPM 2,625 –
USD 1,565,581 SGD 2,095,515 04/25 MSC 5,896 –
USD 3,590,581 SGD 4,803,124 05/25 BNP 9,621 –
USD 2,872,079 SGD 3,840,128 05/25 DUB 9,079 –
USD 132,989 TRY 5,315,570 04/25 BRC – (3,235)
USD 64,896 TRY 2,606,386 04/25 GSC – (1,899)
USD 124,989 TRY 5,025,198 04/25 JPM – (3,794)
USD 270,269 TRY 11,372,168 06/25 BRC – (2,363)
USD 4,745,523 TWD 155,752,074 04/25 BNP 55,481 –
USD 8,743,715 TWD 286,231,364 04/25 CIT 123,707 –
USD 1,206,062 TWD 39,015,638 04/25 HSB 31,084 –
USD 763,707 TWD 25,042,716 04/25 JPM 9,531 –
USD 636,714 TWD 20,664,553 04/25 SCB 14,389 –
USD 1,715,787 TWD 55,772,975 07/25 BNP 26,272 –
USD 2,772,551 TWD 90,206,191 07/25 CIT 39,961 –
USD 434,454 TWD 14,131,540 07/25 GSC 6,372 –
USD 1,042,103 TWD 33,963,179 07/25 HSB 13,266 –
USD 1,733,534 TWD 56,388,957 07/25 JPM 25,360 –
USD 1,781,263 TWD 58,058,843 08/25 BNP 17,727 –
USD 8,900 TWD 290,160 08/25 BOA 86 –
USD 3,930,180 TWD 128,104,334 08/25 CIT 39,014 –
USD 974,072 TWD 31,870,662 08/25 HSB 6,001 –
USD 1,947,897 TWD 63,498,907 08/25 JPM 19,119 –
USD 584,266 TWD 19,063,139 08/25 SCB 5,224 –
USD 646,800 ZAR 11,804,055 04/25 BNP 3,704 –
USD 795,992 ZAR 14,552,802 04/25 BOA 3,142 –
USD 353,318 ZAR 6,447,000 04/25 JPM 2,079 –
ZAR 17,523,883 USD 958,585 04/25 MSC – (3,867)
Total Forward Foreign Currency Contracts $ 3,126,675 ( $ 5,304,150 )
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Call - 7 Year Interest Rate
Swap Pay SOFR 3.163% 05/06/25 MSC $ 4,700,000 $ 8,460 $ 4,462
Call - 1 Year Interest Rate
Swap Pay SOFR 3.600% 06/09/25 DUB 46,300,000 46,300 38,267
Call - 1 Year Interest Rate
Swap Pay SOFR 3.460% 06/16/25 MSC 28,100,000 30,910 18,636
Call - 1 Year Interest Rate
Swap Pay SOFR 3.570% 06/20/25 MSC 57,000,000 65,550 54,834
Call - 1 Year Interest Rate
Swap Pay SOFR 3.600% 06/26/25 MSC 51,100,000 56,210 58,188
Call - 1 Year Interest Rate
Swap Pay SOFR 3.360% 07/14/25 BOA 49,900,000 49,900 42,874

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(h) As of March 31, 2025, premiums received, and value of written options outstanding were as follows:
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Call - 1 Year Interest Rate
Swap Pay SOFR 3.450% 07/17/25 MSC $ 85,700,000 $ 81,415 $ 95,170
Call - 1 Year Interest Rate
Swap Pay SOFR 3.500% 07/21/25 CIT 96,300,000 81,855 122,879
Call - 1 Year Interest Rate
Swap Pay SOFR 3.650% 08/04/25 MSC 192,800,000 236,180 387,432
Call - 1 Year Interest Rate
Swap Pay SOFR 3.650% 08/12/25 JPM 125,700,000 106,845 272,002
Call - 1 Year Interest Rate
Swap Pay SOFR 3.700% 08/13/25 JPM 24,100,000 24,100 58,124
$ 787,725 $ 1,152,868
Total Purchased Options $ 787,725 $ 1,152,868
Credit Default Swaptions on Credit Indices - Buy Protection (1)
Description
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount (2) Premium Value (3)
Put - CDX.NA.IG.S43 0.700% 05/21/25 GSC $ 2,900,000 $ 3,988 ( $ 2,359 )
Put - CDX.NA.IG.S43 0.700% 06/18/25 GSC 2,900,000 5,510 (3,679)
Put - CDX.NA.IG.S43 0.750% 06/18/25 GSC 5,900,000 7,729 (6,058)
Put - CDX.NA.IG.S44 1.000% 07/16/25 JPM 2,600,000 2,665 (2,304)
$ 19,892 ( $ 14,400 )
(1)    If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swaption and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)    The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(3)    The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swaption agreement been closed/
sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swaption, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 5 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.400% 04/07/25 BNP EUR 1,400,000 $ 2,824 ( $ 3,635 )
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.510% 04/07/25 BRC 400,000 1,388 (282)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.520% 04/07/25 MSC 400,000 1,510 (329)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.535% 04/10/25 GSC $ 2,300,000 9,717 (2,924)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.550% 04/11/25 BRC EUR 800,000 3,058 (1,865)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.550% 04/14/25 BRC 800,000 2,862 (2,059)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.710% 04/14/25 MSC $ 1,400,000 6,160 (7,412)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.723% 04/14/25 GSC 1,300,000 5,915 (7,440)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.695% 04/17/25 GSC 1,300,000 5,772 (6,961)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.710% 04/21/25 GSC 1,300,000 5,135 (8,202)
Call - 5 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.350% 04/25/25 CIT EUR 1,100,000 1,965 (3,636)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.713% 04/28/25 GSC $ 1,300,000 4,895 (9,776)

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.450% 04/30/25 BRC EUR 800,000 $ 2,606 ( $ 1,759 )
Call - 10 Year Interest Rate
Swap Receive SOFR 3.600% 04/30/25 GSC $ 1,300,000 5,548 (5,965)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.626% 06/09/25 DUB 5,500,000 46,218 (54,910)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.490% 06/16/25 MSC 3,300,000 31,034 (23,718)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.580% 06/20/25 MSC 6,700,000 64,719 (65,490)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.670% 06/26/25 MSC 6,000,000 56,170 (78,494)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.519% 07/14/25 BOA 5,900,000 49,580 (58,665)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.515% 07/17/25 MSC 10,200,000 81,429 (103,637)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.489% 07/21/25 CIT 11,500,000 82,143 (111,815)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.708% 08/04/25 MSC 22,800,000 234,706 (399,046)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.739% 08/12/25 JPM 14,800,000 107,064 (286,476)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.757% 08/13/25 JPM 2,800,000 23,830 (56,455)
$ 836,248 ( $ 1,300,951 )
Put - 5 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.750% 04/07/25 BNP EUR 1,400,000 2,824 (18)
Put - 10 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.860% 04/07/25 BRC 400,000 1,388 (99)
Put - 10 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.890% 04/07/25 MSC 400,000 1,510 (62)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.985% 04/10/25 GSC $ 2,300,000 9,718 (2,471)
Put - 10 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.900% 04/11/25 BRC EUR 800,000 3,058 (410)
Put - 10 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.920% 04/14/25 BRC 800,000 2,862 (409)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.060% 04/14/25 MSC $ 1,400,000 6,160 (1,065)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.073% 04/14/25 GSC 1,300,000 5,915 (882)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.045% 04/17/25 GSC 1,300,000 5,772 (1,420)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.060% 04/21/25 GSC 1,300,000 5,135 (1,542)
Put - 5 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.650% 04/25/25 CIT EUR 1,100,000 1,965 (847)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.063% 04/28/25 GSC $ 1,300,000 4,895 (2,213)
Put - 10 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.760% 04/30/25 BRC EUR 800,000 2,606 (3,827)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.950% 04/30/25 GSC $ 1,300,000 5,548 (4,789)
$ 59,356 ( $ 20,054 )
Total Interest Rate Swaptions $ 895,604 ( $ 1,321,005 )
- – - – - –
Options on Securities
Description
Exercise
Price
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - Fannie Mae 6.000% due 05/13/55 $ 102.35 05/06/25 MSC $ 13,400,000 $ 8,899 ( $ 6,836 )
a
Total Written Options $ 924,395 ( $ 1,342,241 )

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(i) As of March 31, 2025, swap agreements outstanding were as follows:
Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Expiration
Date
Counter-
party
Implied
Credit
Spread at
03/31/25 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Schlumberger Oilfield U.K. Ltd. Q 1.000% 06/20/25 CIT 0.123% $ 4,000,000 $ 9,137 $ 6,733 $ 2,404
SoftBank Group Corp. Q 1.000% 06/20/26 GSC 1.326% 1,000,000 (3,577) (8,282) 4,705
Petroleos Mexicanos M 4.850% 07/06/26 DUB n/a 564,720 4,265 – 4,265
South Africa Government Q 1.000% 12/20/26 MSC 1.094% 4,800,000 (5,941) (75,533) 69,592
Colombia Government Q 1.000% 06/20/27 GSC 1.132% 4,600,000 (11,385) (81,717) 70,332
Colombia Government Q 1.000% 06/20/27 MSC 1.132% 1,600,000 (3,960) (39,107) 35,147
Colombia Government Q 1.000% 12/20/27 GSC 1.335% 2,100,000 (17,365) (101,582) 84,217
Colombia Government Q 1.000% 12/20/27 MSC 1.335% 1,900,000 (15,712) (91,908) 76,196
( $ 44,538 ) ( $ 391,396 ) $ 346,858
Exchange
Rolls-Royce PLC Q 1.000% 06/20/25 ICE 0.129% EUR 4,300,000 10,612 4,938 5,674
Boeing Co. Q 1.000% 06/20/25 ICE 0.246% $ 6,900,000 13,865 8,781 5,084
Barclays Bank PLC Q 1.000% 12/20/25 ICE 0.326% EUR 3,500,000 19,734 14,552 5,182
Verizon Communications, Inc. Q 1.000% 12/20/26 ICE 0.368% $ 7,300,000 79,631 42,483 37,148
AT&T, Inc. Q 1.000% 06/20/28 ICE 0.514% 6,000,000 90,375 38,689 51,686
T-Mobile USA, Inc. Q 5.000% 06/20/28 ICE 0.287% 2,400,000 348,645 311,690 36,955
Boeing Co. Q 1.000% 12/20/29 ICE 0.852% 300,000 1,999 (5,013) 7,012
Boeing Co. Q 1.000% 06/20/30 ICE 0.920% 11,300,000 46,023 19,912 26,111
$ 610,884 $ 436,032 $ 174,852
Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection 0 $ 566,346 $ 44,636 $ 521,710
0
Credit Default Swaps on Credit Indices - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Expiration
Date
Counter-
party
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover S42 Q 5.000% 12/20/29 BNP EUR 2,756,360 $ 545,263 $ 536,760 $ 8,503
iTraxx Europe Crossover S42 Q 5.000% 12/20/29 JPM 7,481,548 1,479,988 1,470,718 9,270
$ 2,025,251 $ 2,007,478 $ 17,773
Exchange
CDX.NA.IG.S43 Q 1.000% 12/20/29 ICE $ 61,500,000 $ 1,183,542 $ 1,305,722 ( $ 122,180 )
CDX.NA.IG.S44 Q 1.000% 06/20/30 ICE 33,300,000 612,404 610,584 1,820
$ 1,795,946 $ 1,916,306 ( $ 120,360 )
Total Credit Default Swaps $ 4,387,543 $ 3,968,420 $ 419,123
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.
The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(4)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end.
Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
11.528% 1 Day BRL CDI Z/Z CME 01/04/27 BRL 32,900,000 ( $ 241,969 ) $ – ( $ 241,969 )
11.548% 1 Day BRL CDI Z/Z CME 01/04/27 90,700,000 (659,256) – (659,256)
1.000% 6 Month EURIBOR A/S LCH 05/18/27 EUR 29,000,000 (834,479) (1,197,575) 363,096
3.500% 1 Day GBP SONIA A/A LCH 03/19/30 GBP 7,270,000 (214,461) (196,764) (17,697)
2.250% 6 Month EURIBOR A/S LCH 09/17/30 EUR 10,920,000 (104,972) (157,809) 52,837
4.500% 6 Month AUD BBSW S/S LCH 09/20/33 AUD 12,700,000 158,711 (43,631) 202,342
4.500% 6 Month AUD BBSW S/S LCH 03/20/34 7,300,000 84,749 (35,769) 120,518
4.500% 6 Month AUD BBSW S/S LCH 09/18/34 11,000,000 118,254 48,122 70,132
2.380% 6 Month EURIBOR A/S LCH 12/31/34 EUR 180,000 (4,665) (466) (4,199)
2.420% 6 Month EURIBOR A/S LCH 03/07/35 800,000 (18,015) (1,992) (16,023)
2.460% 6 Month EURIBOR A/S LCH 03/13/35 900,000 (17,135) (2,324) (14,811)
4.000% 6 Month AUD BBSW S/S LCH 03/19/35 AUD 7,000,000 (109,902) (7,584) (102,318)
2.610% 6 Month EURIBOR A/S LCH 03/24/35 EUR 800,000 (4,082) (2,178) (1,904)
2.520% 6 Month EURIBOR A/S LCH 03/27/35 400,000 (5,441) (1,035) (4,406)
2.460% 6 Month EURIBOR A/S LCH 04/01/35 900,000 (17,171) (2,283) (14,888)
2.250% 6 Month EURIBOR A/S LCH 09/17/35 70,000,000 (2,906,890) (2,345,338) (561,552)
0.450% 1 Day JPY TONAR A/A LCH 12/15/51 JPY 310,000,000 (652,404) (540,233) (112,171)
( $ 5,429,128 ) ( $ 4,486,859 ) ( $ 942,269 )
a –
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.160% 1 Day USD SOFR A/A LCH 05/31/25 $ 38,800,000 ( $ 122,517 ) ( $ 267 ) ( $ 122,250 )
3.500% 1 Day USD SOFR A/A LCH 12/18/25 20,000,000 138,756 10,375 128,381
4.073% 1 Day USD SOFR A/A LCH 12/31/25 125,700,000 132,096 – 132,096
3.807% 1 Day USD SOFR A/A LCH 05/31/28 10,700,000 51,537 – 51,537
3.750% 1 Day USD SOFR A/A LCH 06/20/29 4,900,000 23,764 (35,408) 59,172
3.585% 1 Day USD SOFR A/A LCH 10/31/30 37,900,000 294,872 – 294,872
3.722% 1 Day USD SOFR A/A LCH 10/31/30 2,100,000 715 – 715
3.727% 1 Day USD SOFR A/A LCH 10/31/30 4,100,000 293 – 293
3.732% 1 Day USD SOFR A/A LCH 10/31/30 3,000,000 (589) – (589)
3.739% 1 Day USD SOFR A/A LCH 10/31/30 4,400,000 (2,633) – (2,633)
3.694% 1 Day USD SOFR A/A CME 04/30/31 14,425,000 68,283 – 68,283
3.796% 1 Day USD SOFR A/A LCH 12/31/31 800,000 (6,102) – (6,102)
4.100% 1 Day USD SOFR A/A LCH 12/31/31 33,650,000 (848,710) (667,107) (181,603)
3.500% 1 Day CAD Overnight Repo S/S LCH 06/01/32 CAD 28,300,000 (1,250,473) (295,467) (955,006)
1.750% 1 Day USD SOFR A/A CME 06/15/32 $ 34,790,000 5,162,608 4,498,237 664,371
3.156% 1 Day USD SOFR A/A LCH 03/10/33 27,590,000 676,168 531,585 144,583
2.850% 1 Day CAD Overnight Repo S/S LCH 06/01/33 CAD 3,700,000 (43,236) (22) (43,214)
2.900% 1 Day CAD Overnight Repo S/S LCH 06/01/33 5,000,000 (73,781) (2,385) (71,396)
3.000% 1 Day CAD Overnight Repo S/S LCH 06/01/33 1,900,000 (37,649) 6,703 (44,352)
3.717% 1 Day USD SOFR A/A LCH 08/15/33 $ 11,490,000 82,762 – 82,762
3.753% 1 Day USD SOFR A/A LCH 08/15/33 6,400,000 28,115 – 28,115
3.754% 1 Day USD SOFR A/A LCH 08/15/33 6,400,000 27,500 – 27,500
3.750% 1 Day CAD Overnight Repo S/S LCH 12/20/33 CAD 6,200,000 (378,620) (121,262) (257,358)
2.740% 1 Day CAD Overnight Repo S/S LCH 06/01/34 1,300,000 (4,942) – (4,942)
2.900% 1 Day CAD Overnight Repo S/S LCH 06/01/34 10,300,000 (131,835) 2,003 (133,838)
3.000% 1 Day CAD Overnight Repo S/S LCH 06/01/34 5,200,000 (96,186) 3,930 (100,116)
3.750% 1 Day USD SOFR A/A LCH 11/15/34 $ 2,700,000 (2,406) – (2,406)
3.882% 1 Day USD SOFR A/A LCH 11/15/34 4,500,000 (50,936) – (50,936)
4.095% 1 Day USD SOFR A/A LCH 02/18/35 1,380,000 (37,450) – (37,450)
3.899% 1 Day USD SOFR A/A LCH 03/11/35 1,400,000 (15,402) (4,703) (10,699)
3.905% 1 Day USD SOFR A/A LCH 03/12/35 1,300,000 (14,972) (3,834) (11,138)

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.930% 1 Day USD SOFR A/A LCH 03/24/35 $ 2,700,000 ( $ 37,039 ) ( $ 7,921 ) ( $ 29,118 )
3.884% 1 Day USD SOFR A/A LCH 03/25/35 1,400,000 (13,860) (4,054) (9,806)
0.750% 1 Day JPY TONAR S/S LCH 03/20/38 JPY 50,000,000 30,848 22,744 8,104
0.800% 1 Day JPY TONAR S/S LCH 10/22/38 189,800,000 116,597 86,327 30,270
1.750% 1 Day USD SOFR A/A CME 12/21/52 $ 11,600,000 4,185,130 3,747,486 437,644
3.500% 1 Day USD SOFR A/A LCH 06/20/54 25,000,000 1,619,034 669,076 949,958
3.895% 1 Day USD SOFR A/A LCH 11/15/54 8,469,000 (129,218) – (129,218)
3.765% 1 Day USD SOFR A/A LCH 12/17/54 2,300,000 18,690 – 18,690
3.500% 1 Day USD SOFR A/A LCH 12/18/54 4,800,000 266,906 114,123 152,783
3.807% 1 Day USD SOFR A/A LCH 02/15/55 800,000 (1,424) – (1,424)
3.750% 1 Day GBP SONIA A/A LCH 03/19/55 GBP 1,200,000 176,064 143,616 32,448
3.250% 1 Day USD SOFR A/A LCH 06/18/55 $ 1,600,000 150,702 152,739 (2,037)
2.250% 6 Month EURIBOR A/S LCH 09/17/55 EUR 27,800,000 2,351,160 2,179,103 172,057
$ 12,302,620 $ 11,025,617 $ 1,277,003
a –
Total Interest Rate Swaps $ 6,873,492 $ 6,538,758 $ 334,734
Total Swap Agreements $ 11,261,035 $ 10,507,178 $ 753,857

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(j) Fair Value Measurements
As of March 31, 2025 , the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Energy $ 875,719 $ – $ – $ 875,719
Financial 239,778 239,778 – –
Total Common Stocks 1,115,497 239,778 – 875,719
Corporate Bonds & Notes 722,406,053 – 722,406,053 –
Senior Loan Notes 496,875 – – 496,875
Mortgage-Backed Securities 1,231,218,449 – 1,231,218,449 –
Asset-Backed Securities 188,439,841 – 188,439,841 –
U.S. Government Agency Issues 35,148,209 – 35,148,209 –
U.S. Treasury Obligations 317,453,190 – 317,453,190 –
Foreign Government Bonds & Notes 112,560,137 – 112,560,137 –
Short-Term Investments 916,306 – 916,306 –
Derivatives:
Credit Contracts
Swaps 541,303 – 541,303 –
Foreign Currency Contracts
Forward Foreign Currency Contracts 3,126,675 – 3,126,675 –
Interest Rate Contracts
Futures 4,967,399 4,967,399 – –
Purchased Options 1,152,868 – 1,152,868 –
Swaps 4,293,559 – 4,293,559 –
Total Interest Rate Contracts 10,413,826 4,967,399 5,446,427 –
Total Asset - Derivatives 14,081,804 4,967,399 9,114,405 –
Total Assets 2,623,836,361 5,207,177 2,617,256,590 1,372,594
a
Liabilities Sale-Buyback Financing Transactions (204,456,817) – (204,456,817) –
Securities Sold Short
Mortgage-Backed Securities (8,015,857) – (8,015,857) –
Derivatives:
Credit Contracts
Written Options (14,400) – (14,400) –
Swaps (122,180) – (122,180) –
Total Credit Contracts (136,580) – (136,580) –
Foreign Currency Contracts
Forward Foreign Currency Contracts (5,304,150) – (5,304,150) –
Interest Rate Contracts
Futures (1,585,999) (1,585,999) – –
Written Options (1,327,841) – (1,327,841) –
Swaps (3,958,825) – (3,958,825) –
Total Interest Rate Contracts (6,872,665) (1,585,999) (5,286,666) –
Total Liabilities - Derivatives (12,313,395) (1,585,999) (10,727,396) –
Total Liabilities (224,786,069) (1,585,999) (223,200,070) –
Total $ 2,399,050,292 $ 3,621,178 $ 2,394,056,520 $ 1,372,594

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 45.2%
Basic Materials - 2.0%
BHP Billiton Finance USA Ltd. (Australia)
5.000% due 02/21/30  $ 1,855,000 $ 1,885,558
Celanese U.S. Holdings LLC
1.400% due 08/05/26  1,105,000 1,054,918
6.415% due 07/15/27  691,000 702,882
Corp. Nacional del Cobre de Chile (Chile)
3.000% due 09/30/29 ~ 1,500,000 1,375,170
3.625% due 08/01/27 ~ 477,000 466,291
EQUATE Petrochemical Co. KSC (Kuwait)
5.000% due 05/18/25 ~ 3,600,000 3,601,993
FMC Corp.
3.200% due 10/01/26  545,000 532,341
3.450% due 10/01/29  1,123,000 1,038,525
LYB International Finance III LLC
1.250% due 10/01/25  1,263,000 1,241,101
Ma'aden Sukuk Ltd. (Saudi Arabia)
5.250% due 02/13/30 ~ 1,780,000 1,802,510
Nutrien Ltd. (Canada)
4.900% due 03/27/28  515,000 519,808
Rio Tinto Finance USA PLC (Australia)
4.875% due 03/14/30  770,000 778,082
14,999,179
Communications - 2.2%
Charter Communications Operating LLC/
Charter Communications Operating
Capital
6.150% due 11/10/26  710,000 724,617
Cox Communications, Inc.
3.350% due 09/15/26 ~ 360,000 353,695
3.500% due 08/15/27 ~ 435,000 424,291
Crown Castle Towers LLC
3.663% due 05/15/45 ~ 748,000 746,294
4.241% due 07/15/48 ~ 1,040,000 1,016,296
KT Corp. (South Korea)
4.000% due 08/08/25 ~ 1,680,000 1,675,610
4.125% due 02/02/28 ~ 600,000 593,849
NBN Co. Ltd. (Australia)
1.450% due 05/05/26 ~ 2,805,000 2,717,448
Netflix, Inc.
4.875% due 04/15/28  506,000 513,406
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  2,095,000 2,038,945
5.000% due 02/15/29  2,260,000 2,262,733
T-Mobile USA, Inc.
2.625% due 04/15/26  750,000 735,793
Uber Technologies, Inc.
4.500% due 08/15/29 ~ 1,737,000 1,709,588
Verizon Communications, Inc.
2.100% due 03/22/28  995,000 930,228
16,442,793
Consumer, Cyclical - 5.8%
Advance Auto Parts, Inc.
5.900% due 03/09/26  1,745,000 1,743,358
American Airlines Class B
3.700% due 04/15/27  562,208 557,853
American Honda Finance Corp.
5.650% due 11/15/28  1,535,000 1,588,522
Aptiv Swiss Holdings Ltd.
4.650% due 09/13/29  520,000 512,683
a
Principal
Amount Value
BMW U.S. Capital LLC (Germany)
4.600% due 08/13/27 ~ $ 2,605,000 $ 2,609,456
Daimler Truck Finance North America LLC
(Germany)
5.000% due 01/15/27 ~ 305,000 307,106
5.125% due 09/25/27 ~ 975,000 985,517
Darden Restaurants, Inc.
4.350% due 10/15/27  1,555,000 1,543,976
Dollar General Corp.
3.875% due 04/15/27  389,000 383,882
4.125% due 05/01/28  1,979,000 1,949,295
4.625% due 11/01/27  645,000 646,459
5.200% due 07/05/28  839,000 851,262
Ford Motor Credit Co. LLC
5.125% due 06/16/25  1,465,000 1,464,080
5.125% due 11/05/26  1,035,000 1,028,634
5.800% due 03/05/27  1,275,000 1,281,021
5.918% due 03/20/28  685,000 688,340
General Motors Financial Co., Inc.
5.050% due 04/04/28  1,790,000 1,792,430
5.350% due 07/15/27  1,000,000 1,008,772
5.400% due 04/06/26  855,000 858,817
5.400% due 05/08/27  540,000 545,356
Hyundai Capital America
4.850% due 03/25/27 ~ 245,000 245,051
5.000% due 01/07/28 ~ 1,165,000 1,167,971
5.250% due 01/08/27 ~ 460,000 463,708
5.500% due 03/30/26 ~ 760,000 766,543
5.600% due 03/30/28 ~ 1,255,000 1,278,920
6.250% due 11/03/25 ~ 630,000 635,057
Mattel, Inc.
3.375% due 04/01/26 ~ 2,000,000 1,973,221
5.875% due 12/15/27 ~ 985,000 988,683
McDonald's Corp.
3.800% due 04/01/28  2,029,000 1,997,457
Ross Stores, Inc.
4.600% due 04/15/25  2,630,000 2,629,613
Sands China Ltd. (Macau)
3.800% due 01/08/26  1,100,000 1,088,983
Stellantis Finance U.S., Inc.
5.350% due 03/17/28 ~ 200,000 200,294
VF Corp.
2.800% due 04/23/27  1,270,000 1,203,314
Volkswagen Group of America Finance LLC
(Germany)
3.950% due 06/06/25 ~ 1,180,000 1,177,906
4.850% due 08/15/27 ~ 1,705,000 1,704,721
5.050% due 03/27/28 ~ 720,000 719,938
5.700% due 09/12/26 ~ 1,435,000 1,452,575
6.000% due 11/16/26 ~ 920,000 936,236
42,977,010
Consumer, Non-Cyclical - 6.6%
BAT International Finance PLC (United
Kingdom)
4.448% due 03/16/28  2,600,000 2,588,015
Becton Dickinson & Co.
4.693% due 02/13/28  1,980,000 1,987,956
Cencora, Inc.
3.450% due 12/15/27  372,000 362,144
4.625% due 12/15/27  625,000 627,064
4.850% due 12/15/29  335,000 336,725
Centene Corp.
4.625% due 12/15/29  4,215,000 4,041,441

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CSL Finance PLC (Australia)
3.850% due 04/27/27 ~ $ 605,000 $ 597,193
CVS Health Corp.
1.300% due 08/21/27  2,910,000 2,687,779
2.875% due 06/01/26  858,000 840,915
3.000% due 08/15/26  585,000 572,028
4.300% due 03/25/28  865,000 854,770
Element Fleet Management Corp. (Canada)
5.037% due 03/25/30 ~ 705,000 705,467
5.643% due 03/13/27 ~ 890,000 904,965
ERAC USA Finance LLC
4.600% due 05/01/28 ~ 2,030,000 2,039,034
5.000% due 02/15/29 ~ 645,000 652,388
HCA, Inc.
3.125% due 03/15/27  1,690,000 1,641,865
5.625% due 09/01/28  1,750,000 1,790,344
5.875% due 02/15/26  1,150,000 1,154,632
Health Care Service Corp. A Mutual Legal
Reserve Co.
1.500% due 06/01/25 ~ 2,550,000 2,535,633
5.200% due 06/15/29 ~ 615,000 625,685
Hershey Co.
4.550% due 02/24/28  535,000 540,103
Highmark, Inc.
1.450% due 05/10/26 ~ 1,075,000 1,034,059
HPHT Finance 21 II Ltd. (Hong Kong)
1.500% due 09/17/26 ~ 3,450,000 3,293,202
Humana, Inc.
1.350% due 02/03/27  810,000 763,217
5.750% due 03/01/28  510,000 524,364
Icon Investments Six DAC
5.809% due 05/08/27  1,910,000 1,950,477
Imperial Brands Finance PLC (United
Kingdom)
3.500% due 07/26/26 ~ 1,000,000 985,849
IQVIA, Inc.
6.250% due 02/01/29  690,000 719,056
Kroger Co.
3.700% due 08/01/27  194,000 190,780
Mars, Inc.
4.600% due 03/01/28 ~ 1,285,000 1,290,408
4.800% due 03/01/30 ~ 1,180,000 1,187,038
PeaceHealth Obligated Group
1.375% due 11/15/25  340,000 332,901
Solventum Corp.
5.450% due 02/25/27  2,560,000 2,597,640
Stryker Corp.
4.250% due 09/11/29  845,000 835,013
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  1,872,000 1,847,396
Viatris, Inc.
2.300% due 06/22/27  1,209,000 1,138,549
Viterra Finance BV (Netherlands)
2.000% due 04/21/26 ~ 260,000 252,270
4.900% due 04/21/27 ~ 1,820,000 1,821,046
48,849,411
Energy - 3.9%
BP Capital Markets America, Inc.
4.234% due 11/06/28  726,000 720,064
BP Capital Markets PLC
3.723% due 11/28/28  1,055,000 1,029,667
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  838,000 824,787
a
Principal
Amount Value
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27  $ 1,042,000 $ 1,050,981
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 ~ 280,000 284,131
DCP Midstream Operating LP
5.375% due 07/15/25  1,865,000 1,866,066
Enbridge, Inc. (Canada)
5.900% due 11/15/26  450,000 459,182
6.000% due 11/15/28  440,000 458,053
Energy Transfer LP
2.900% due 05/15/25  430,000 429,010
5.250% due 07/01/29  675,000 685,085
EQT Corp.
3.125% due 05/15/26 ~ 315,000 309,509
Gray Oak Pipeline LLC
2.600% due 10/15/25 ~ 800,000 788,489
HF Sinclair Corp.
5.750% due 01/15/31  1,450,000 1,469,063
Occidental Petroleum Corp.
5.000% due 08/01/27  1,180,000 1,184,866
5.200% due 08/01/29  485,000 485,057
5.875% due 09/01/25  938,000 940,050
ONEOK, Inc.
4.250% due 09/24/27  2,085,000 2,067,012
4.850% due 07/15/26  2,163,000 2,167,254
5.550% due 11/01/26  1,095,000 1,109,842
Ovintiv, Inc.
5.375% due 01/01/26  750,000 751,092
5.650% due 05/15/25  1,305,000 1,305,885
Schlumberger Holdings Corp.
3.900% due 05/17/28 ~ 1,674,000 1,648,559
Schlumberger Investment SA
4.500% due 05/15/28  922,000 922,829
South Bow USA Infrastructure Holdings LLC
(Canada)
4.911% due 09/01/27 ~ 1,435,000 1,436,020
Tengizchevroil Finance Co. International
Ltd. (Kazakhstan)
4.000% due 08/15/26 ~ 2,000,000 1,957,990
Valero Energy Corp.
5.150% due 02/15/30  415,000 418,798
Williams Cos., Inc.
4.800% due 11/15/29  695,000 697,113
Woodside Finance Ltd. (Australia)
3.700% due 09/15/26 ~ 1,424,000 1,406,588
28,873,042
Financial - 13.8%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27  800,000 818,232
6.450% due 04/15/27  1,984,000 2,048,711
American Express Co.
5.043% due 07/26/28  745,000 754,495
5.098% due 02/16/28  1,450,000 1,467,727
American Tower Corp.
3.550% due 07/15/27  914,000 893,776
Athene Global Funding
4.860% due 08/27/26 ~ 1,640,000 1,645,451
5.349% due 07/09/27 ~ 900,000 912,419
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 2,440,000 2,382,782
5.750% due 03/01/29 ~ 740,000 753,968
6.375% due 05/04/28 ~ 395,000 408,885

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Banco Santander SA (Spain)
5.552% due 03/14/28  $ 1,200,000 $ 1,219,347
Bank of America Corp.
1.734% due 07/22/27  935,000 901,427
3.384% due 04/02/26  1,790,000 1,789,911
Barclays PLC (United Kingdom)
5.086% due 02/25/29  1,065,000 1,072,754
7.325% due 11/02/26  1,195,000 1,212,345
Brighthouse Financial Global Funding
1.550% due 05/24/26 ~ 390,000 376,197
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 1,495,000 1,537,526
Capital One Financial Corp.
6.312% due 06/08/29  835,000 868,450
7.149% due 10/29/27  585,000 606,477
Charles Schwab Corp.
2.450% due 03/03/27  2,273,000 2,193,793
Citigroup, Inc.
3.106% due 04/08/26  890,000 889,708
4.400% due 06/10/25  360,000 359,940
5.174% due 02/13/30  965,000 977,751
CNO Global Funding
1.750% due 10/07/26 ~ 3,105,000 2,975,932
Corebridge Financial, Inc.
3.500% due 04/04/25  1,105,000 1,104,871
Corebridge Global Funding
4.650% due 08/20/27 ~ 390,000 391,377
5.200% due 01/12/29 ~ 495,000 503,118
Credit Agricole SA (France)
5.230% due 01/09/29 ~ 1,465,000 1,481,201
Crown Castle, Inc.
1.050% due 07/15/26  1,805,000 1,720,966
2.900% due 03/15/27  1,580,000 1,526,583
4.450% due 02/15/26  3,505,000 3,495,475
4.800% due 09/01/28  575,000 574,091
5.000% due 01/11/28  710,000 712,872
5.600% due 06/01/29  1,075,000 1,098,960
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 1,020,000 1,006,399
5.427% due 03/01/28 ~ 1,155,000 1,174,547
6.259% due 09/22/26 ~ 650,000 654,616
Emaar Sukuk Ltd. (United Arab Emirates)
3.635% due 09/15/26 ~ 2,480,000 2,445,652
Equitable Financial Life Global Funding
1.700% due 11/12/26 ~ 1,065,000 1,018,888
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 1,890,000 1,911,910
GA Global Funding Trust
5.400% due 01/13/30 ~ 1,345,000 1,371,038
Goldman Sachs Group, Inc.
3.500% due 04/01/25  1,470,000 1,470,000
4.482% due 08/23/28  875,000 873,015
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26  2,830,000 2,825,997
4.899% due 03/03/29  1,145,000 1,147,895
5.130% due 11/19/28  1,445,000 1,456,973
5.597% due 05/17/28  1,515,000 1,540,287
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,310,000 1,315,131
Intercontinental Exchange, Inc.
3.625% due 09/01/28  708,000 689,629
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 1,090,000 1,095,010
a
Principal
Amount Value
5.550% due 07/02/27 ~ $ 755,000 $ 769,610
5.600% due 04/10/26 ~ 1,500,000 1,514,274
JPMorgan Chase & Co.
4.080% due 04/26/26  1,720,000 1,718,690
4.979% due 07/22/28  835,000 842,557
5.040% due 01/23/28  830,000 837,375
5.243% (SOFR + 0.885%)
due 04/22/27 § 1,300,000 1,306,036
Kilroy Realty LP
4.375% due 10/01/25  1,000,000 997,568
Lloyds Banking Group PLC (United
Kingdom)
5.462% due 01/05/28  965,000 977,698
LPL Holdings, Inc.
5.700% due 05/20/27  1,705,000 1,733,400
6.750% due 11/17/28  540,000 571,064
Marsh & McLennan Cos., Inc.
4.550% due 11/08/27  1,355,000 1,361,731
Northwestern Mutual Global Funding
4.350% due 09/15/27 ~ 1,000,000 999,744
PNC Financial Services Group, Inc.
4.758% due 01/26/27  1,340,000 1,340,678
Realty Income Corp.
5.050% due 01/13/26  255,000 255,026
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 695,000 703,512
Santander Holdings USA, Inc.
2.490% due 01/06/28  1,440,000 1,380,638
6.124% due 05/31/27  170,000 172,181
SBA Tower Trust
1.631% due 05/15/51 ~ 1,045,000 992,748
1.884% due 07/15/50 ~ 725,000 707,255
4.831% due 10/15/29 ~ 2,110,000 2,094,417
6.599% due 11/15/52 ~ 2,920,000 2,994,817
Societe Generale SA (France)
5.519% due 01/19/28 ~ 1,440,000 1,454,647
Standard Chartered PLC (United Kingdom)
4.300% due 02/19/27 ~ 728,000 721,345
5.688% due 05/14/28 ~ 830,000 844,503
U.S. Bancorp
4.548% due 07/22/28  1,275,000 1,275,363
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~ 785,000 752,221
6.327% due 12/22/27 ~ 1,090,000 1,119,671
Wells Fargo & Co.
2.188% due 04/30/26  1,315,000 1,312,273
3.908% due 04/25/26  1,815,000 1,813,809
4.900% due 01/24/28  1,835,000 1,845,661
Western Union Co.
1.350% due 03/15/26  3,514,000 3,399,479
102,484,496
Industrial - 3.5%
Amcor Flexibles North America, Inc.
4.000% due 05/17/25  1,325,000 1,323,193
BAE Systems PLC (United Kingdom)
5.000% due 03/26/27 ~ 1,370,000 1,382,417
Boeing Co.
2.196% due 02/04/26  625,000 611,620
3.200% due 03/01/29  960,000 901,746
6.259% due 05/01/27  1,587,000 1,633,207
Brambles USA, Inc. (Australia)
4.125% due 10/23/25 ~ 1,414,000 1,409,908

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Fortive Corp.
3.150% due 06/15/26  $ 1,320,000 $ 1,295,966
GATX Corp.
3.850% due 03/30/27  377,000 371,462
5.400% due 03/15/27  1,044,000 1,057,803
GTP Acquisition Partners I LLC Class A
3.482% due 06/15/50 ~ 7,175,000 7,150,107
Huntington Ingalls Industries, Inc.
5.353% due 01/15/30  290,000 294,039
Mohawk Industries, Inc.
5.850% due 09/18/28  605,000 627,089
Northrop Grumman Corp.
3.250% due 01/15/28  265,000 256,612
Owens Corning
5.500% due 06/15/27  1,100,000 1,121,550
Penske Truck Leasing Co. LP/PTL Finance
Corp.
1.700% due 06/15/26 ~ 1,401,000 1,353,188
5.350% due 01/12/27 ~ 445,000 449,712
Regal Rexnord Corp.
6.050% due 02/15/26  2,712,000 2,733,029
6.050% due 04/15/28  200,000 205,235
Republic Services, Inc.
4.750% due 07/15/30  450,000 452,383
Waste Management, Inc.
3.875% due 01/15/29 ~ 1,860,000 1,818,384
26,448,650
Technology - 3.5%
Analog Devices, Inc.
1.700% due 10/01/28  525,000 480,184
Atlassian Corp.
5.250% due 05/15/29  450,000 458,293
Cadence Design Systems, Inc.
4.200% due 09/10/27  114,000 113,690
CDW LLC/CDW Finance Corp.
5.100% due 03/01/30  335,000 334,708
Dell International LLC/EMC Corp.
due 04/01/28 # 1,020,000 1,024,892
Fiserv, Inc.
5.150% due 03/15/27  1,420,000 1,434,376
Foundry JV Holdco LLC
5.500% due 01/25/31 ~ 435,000 442,329
5.900% due 01/25/30 ~ 265,000 274,651
Intel Corp.
3.150% due 05/11/27  431,000 417,876
3.750% due 08/05/27  920,000 901,076
4.000% due 08/05/29  940,000 907,086
4.875% due 02/10/28  230,000 231,255
International Business Machines Corp.
4.650% due 02/10/28  3,125,000 3,145,599
Micron Technology, Inc.
4.185% due 02/15/27  225,000 223,335
5.375% due 04/15/28  2,470,000 2,512,644
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
3.150% due 05/01/27  145,000 140,887
3.875% due 06/18/26  980,000 971,543
4.300% due 06/18/29  888,000 870,409
4.400% due 06/01/27  235,000 234,408
Oracle Corp.
2.500% due 04/01/25  2,000,000 2,000,000
Synopsys, Inc.
4.650% due 04/01/28  2,365,000 2,379,164
a
Principal
Amount Value
4.850% due 04/01/30  $ 1,485,000 $ 1,495,093
Take-Two Interactive Software, Inc.
3.550% due 04/14/25  620,000 619,722
Western Digital Corp.
4.750% due 02/15/26  4,785,000 4,761,176
26,374,396
Utilities - 3.9%
AES Corp.
1.375% due 01/15/26  2,036,000 1,980,425
American Electric Power Co., Inc.
5.200% due 01/15/29  1,260,000 1,281,255
Appalachian Power Co.
3.300% due 06/01/27  2,788,000 2,718,141
Constellation Energy Generation LLC
5.600% due 03/01/28  890,000 914,344
DTE Energy Co.
4.950% due 07/01/27  625,000 629,862
5.200% due 04/01/30  935,000 947,331
Enel Finance International NV (Italy)
1.625% due 07/12/26 ~ 2,210,000 2,128,415
7.050% due 10/14/25 ~ 1,200,000 1,211,339
Exelon Corp.
5.150% due 03/15/29  575,000 584,922
FirstEnergy Corp.
3.900% due 07/15/27  1,255,000 1,234,367
FirstEnergy Transmission LLC
4.550% due 01/15/30  295,000 291,053
National Rural Utilities Cooperative Finance
Corp.
4.120% due 09/16/27  546,000 542,958
4.800% due 03/15/28  953,000 965,126
5.100% due 05/06/27  717,000 727,419
NiSource, Inc.
5.250% due 03/30/28  260,000 264,581
NRG Energy, Inc.
2.000% due 12/02/25 ~ 665,000 651,266
Pacific Gas & Electric Co.
3.150% due 01/01/26  1,015,000 1,002,047
3.500% due 06/15/25  1,815,000 1,809,787
Public Service Enterprise Group, Inc.
4.900% due 03/15/30  1,575,000 1,583,085
Sempra
3.300% due 04/01/25  995,000 995,000
5.400% due 08/01/26  980,000 987,978
Southern California Gas Co.
2.950% due 04/15/27  570,000 553,564
Southern Co.
5.113% due 08/01/27  735,000 743,175
Tenaga Nasional Bhd. (Malaysia)
7.500% due 11/01/25 ~ 1,200,000 1,218,468
Terraform Global Operating LP
6.125% due 03/01/26 ~ 1,993,000 1,988,729
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 476,000 477,851
5.125% due 05/13/25 ~ 830,000 830,848
29,263,336
Total Corporate Bonds & Notes
    (Cost $334,294,865) 336,712,313

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 12.5%
Collateralized Mortgage Obligations - Commercial - 3.9%
Bank
2.263% due 08/15/61  $ 70,553 $ 65,569
5.523% due 06/15/57  243,680 248,359
Bank5
5.902% due 12/15/57 § 350,000 364,825
6.122% due 12/15/57 § 425,000 438,294
6.139% due 11/15/57  600,000 619,178
Benchmark Mortgage Trust
6.201% due 11/15/57 § 510,000 528,166
BPR Trust
5.584% (SOFR + 1.264%)
due 09/15/38 ~ § 1,585,000 1,574,187
BX Commercial Mortgage Trust
5.962% (SOFR + 1.642%)
due 12/15/39 ~ § 581,383 580,948
6.112% (SOFR + 1.793%)
due 01/15/42 ~ § 480,000 479,138
6.711% (SOFR + 2.392%)
due 01/15/42 ~ § 1,260,000 1,257,661
BX Trust
5.713% (SOFR + 1.394%)
due 06/15/36 ~ § 935,000 933,123
CAMB Commercial Mortgage Trust
5.687% (SOFR + 1.367%)
due 12/15/37 ~ § 890,000 888,863
COMM Mortgage Trust
3.759% due 08/10/48  260,000 258,699
3.801% due 05/10/48  872,452 871,477
3.920% due 02/10/47 § 875,417 854,379
4.512% due 08/10/47 ~ § 270,164 258,992
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates
4.600% due 06/25/30  1,626,395 1,644,166
JP Morgan Chase Commercial Mortgage
Securities Trust
6.454% (SOFR + 2.134%)
due 10/15/33 ~ § 2,345,000 2,319,639
6.534% (SOFR + 2.214%)
due 09/15/29 ~ § 1,025,000 893,544
6.854% (SOFR + 2.534%)
due 10/15/33 ~ § 1,890,000 1,871,148
KIND Trust
6.190% (SOFR + 1.864%)
due 08/15/38 ~ § 2,048,180 2,004,342
Lstar Commercial Mortgage Trust
2.809% due 03/10/49 ~ 1,260,000 1,253,464
MED Commercial Mortgage Trust
5.911% (SOFR + 1.592%)
due 05/15/41 ~ § 400,000 395,697
ONE Mortgage Trust
5.383% (SOFR + 1.064%)
due 03/15/36 ~ § 2,945,000 2,872,731
5.533% (SOFR + 1.214%)
due 03/15/36 ~ § 1,580,000 1,531,226
RLGH Trust
5.234% (SOFR + 0.914%)
due 04/15/36 ~ § 1,370,000 1,364,296
SDR Commercial Mortgage Trust
6.060% (SOFR + 1.741%)
due 05/15/39 ~ § 1,125,000 1,124,044
a
Principal
Amount Value
TX Trust
6.410% (SOFR + 2.091%)
due 06/15/39 ~ § $ 1,500,000 $ 1,500,128
28,996,283
Collateralized Mortgage Obligations - Residential - 2.1%
Angel Oak Mortgage Trust
0.985% due 04/25/66 ~ § 747,386 644,156
2.872% due 04/25/65 ~ § 134,063 127,881
BINOM Securitization Trust
2.625% due 06/25/56 ~ § 479,296 436,034
COLT Mortgage Loan Trust
1.167% due 06/25/66 ~ § 733,577 618,714
1.506% due 04/27/65 ~ § 55,344 53,742
5.644% due 11/25/69 ~ § 1,093,490 1,090,820
6.111% due 05/25/69 ~ § 1,026,302 1,030,477
Deephaven Residential Mortgage Trust
0.973% due 05/25/65 ~ § 127,390 120,991
1.260% due 04/25/66 ~ § 315,881 278,918
EFMT
5.289% due 10/25/69 ~ § 2,457,733 2,433,614
Ellington Financial Mortgage Trust
3.046% due 11/25/59 ~ § 113,258 107,339
Federal Home Loan Mortgage Corp.
REMICS
7.000% due 09/15/30  39,722 40,368
Federal Home Loan Mortgage Corp. STACR
REMICS Trust
5.290% (SOFR + 0.950%)
due 01/25/45 ~ § 403,813 403,097
Federal Home Loan Mortgage Corp. Whole
Loan Securities Trust
3.859% due 05/25/47 ~ § 49,908 49,208
Flagstar Mortgage Trust
4.000% due 09/25/48 ~ § 121,747 118,954
5.285% (SOFR + 0.964%)
due 03/25/50 ~ § 367,190 354,144
Galton Funding Mortgage Trust
2.832% due 01/25/60 ~ § 1,085,000 905,615
3.339% due 10/25/59 ~ § 680,000 650,231
3.500% due 11/25/57 ~ § 137,757 125,628
4.000% due 02/25/59 ~ § 64,791 61,612
4.500% due 02/25/59 ~ § 88,646 86,271
GS Mortgage-Backed Securities Trust
6.218% due 07/25/44 ~ § 11,233 11,130
JP Morgan Mortgage Trust
3.000% due 10/25/50 ~ § 362,270 315,536
3.500% due 08/25/50 ~ § 228,533 205,976
MFA Trust
0.852% due 01/25/56 ~ § 198,776 190,827
1.381% due 04/25/65 ~ § 129,837 124,917
OBX Trust
3.000% due 05/25/60 ~ § 162,840 142,682
3.500% due 12/25/49 ~ § 129,855 117,106
5.185% (SOFR + 0.864%)
due 02/25/60 ~ § 200,954 200,069
5.335% (SOFR + 1.014%)
due 10/25/59 ~ § 47,579 47,568
5.385% (SOFR + 1.064%)
due 02/25/60 ~ § 328,600 324,737
5.634% (SOFR + 1.314%)
due 06/25/59 ~ § 60,757 60,076
Sequoia Mortgage Trust
4.000% due 06/25/48 - 08/25/48 ~ § 191,635 181,054

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.500% due 08/25/48 ~ § $ 7,567 $ 7,466
Starwood Mortgage Residential Trust
0.943% due 05/25/65 ~ § 532,938 496,806
2.408% due 02/25/50 ~ § 520,110 495,071
Towd Point Mortgage Trust
5.935% (SOFR + 1.614%)
due 10/25/59 ~ § 320,000 325,791
TRK Trust
1.409% due 07/25/56 ~ § 286,528 253,260
Verus Securitization Trust
0.918% due 02/25/64 ~ § 489,961 452,387
1.031% due 02/25/66 ~ § 438,708 389,716
1.052% due 01/25/66 ~ § 337,642 297,126
1.155% due 01/25/66 ~ § 201,039 176,737
Wells Fargo Mortgage-Backed Securities
Trust
2.500% due 09/25/51 ~ § 1,365,680 1,212,997
15,766,849
Federal Home Loan Mortgage Corp. - 1.1%
2.500% due 01/01/52  1,399,865 1,177,717
3.000% due 06/01/52  1,147,360 995,907
4.000% due 12/01/49 - 01/01/54 2,283,592 2,133,728
4.500% due 05/01/50  162,026 156,765
5.000% due 12/01/41  377,778 381,237
5.500% due 07/01/38 - 10/01/54 429,562 435,066
6.000% due 09/01/53 - 12/01/54 1,863,940 1,905,193
6.201% (UST + 1.951%)
due 02/01/35 § 47,904 48,696
6.500% due 09/01/54 - 01/01/55 549,599 567,897
6.769% (UST + 2.250%)
due 08/01/35 § 110,685 114,632
7.000% due 03/01/39  101,872 106,597
7.144% (UST + 2.179%)
due 09/01/35 § 77,082 79,186
7.500% due 06/01/38  87,150 91,377
8,193,998
Federal National Mortgage Association - 4.4%
2.000% due 10/01/50  593,877 476,759
2.500% due 01/01/52  1,352,418 1,135,934
3.000% due 09/01/28 - 12/01/34 628,384 608,606
3.500% due 01/01/44 - 01/01/52 2,365,358 2,171,697
4.000% due 03/01/41 - 08/01/52 638,769 599,486
4.500% due 05/01/41 - 01/01/53 4,283,110 4,137,044
5.000% due 06/01/40 - 08/01/54 7,743,017 7,623,430
5.500% due 01/01/36 - 10/01/54 5,361,114 5,410,650
6.000% due 03/01/37 - 07/01/54 985,227 1,024,064
6.425% (RFUCC + 1.504%)
due 02/01/33 § 12,945 13,105
6.465% (UST + 2.215%)
due 02/01/33 § 28,865 29,402
6.480% (RFUCC + 1.605%)
due 04/01/33 § 14,633 14,856
6.500% due 05/01/33 - 01/01/55 395,351 407,822
6.500% due 02/01/54  8,800,724 9,081,342
6.644% (RFUCC + 1.549%)
due 01/01/35 § 1,513 1,554
7.000% due 06/01/33  104,519 107,442
7.007% (UST + 2.258%)
due 06/01/35 § 55,845 57,570
7.354% (UST + 2.260%)
due 06/01/33 § 121,555 125,016
33,025,779
a
Principal
Amount Value
Government National Mortgage Association - 0.9%
due 04/20/55 # $ 375,000 $ 375,829
3.000% due 09/20/47  2,008,789 1,801,105
3.500% due 07/20/52  1,419,739 1,302,333
4.000% due 10/20/50  511,851 483,374
4.625% (UST + 1.500%)
due 09/20/34 - 01/20/35 § 488,027 494,624
5.000% due 12/20/34 - 05/20/48 1,058,820 1,060,544
5.500% due 09/15/45 - 02/20/49 900,487 921,880
6.000% due 07/15/36  120,954 126,411
6,566,100
Uniform Mortgage-Backed Securities - 0.1%
due 04/01/40 # 340,000 341,735
Total Mortgage-Backed Securities
    (Cost $95,534,556) 92,890,744
ASSET-BACKED SECURITIES - 20.7%
Automobile Other - 5.0%
Ally Auto Receivables Trust
6.010% due 01/17/34 ~ 283,294 284,401
Ally Bank Auto Credit-Linked Notes
5.827% due 05/17/32 ~ 174,442 176,732
6.022% due 05/17/32 ~ 184,909 187,575
AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26  354,088 352,505
ARI Fleet Lease Trust
6.030% due 02/17/32 ~ 1,115,000 1,136,961
Avis Budget Rental Car Funding AESOP
LLC
7.320% due 02/20/28 ~ 240,000 239,533
Bayview Opportunity Master Fund VII LLC
5.440% (SOFR + 1.100%)
due 12/26/31 ~ § 735,236 737,638
CarMax Auto Owner Trust
5.470% due 08/15/29  1,375,000 1,391,507
5.610% due 02/15/29  1,695,000 1,730,240
5.670% due 01/15/31  265,000 269,281
6.440% due 12/16/30  1,160,000 1,199,461
6.580% due 05/15/29  1,845,000 1,921,038
Carvana Auto Receivables Trust
1.420% due 08/10/27  2,683,000 2,552,548
5.670% due 09/10/30 ~ 1,135,000 1,152,255
Exeter Automobile Receivables Trust
5.980% due 12/15/28  2,420,000 2,441,961
Ford Credit Auto Lease Trust
6.430% due 04/15/27  1,425,000 1,449,202
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~ 695,000 682,002
Ford Credit Floorplan Master Owner Trust A
5.750% due 05/15/28 ~ 1,485,000 1,500,825
6.620% due 05/15/28 ~ 1,765,000 1,788,205
GM Financial Consumer Automobile
Receivables Trust
5.030% due 09/18/28  520,000 525,408
Huntington Bank Auto Credit-Linked Notes
4.957% due 03/21/33 ~ 1,480,000 1,478,232
6.153% due 05/20/32 ~ 1,255,951 1,271,811

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Navistar Financial Dealer Note Master
Owner Trust
5.790% due 04/25/29 ~ $ 140,000 $ 141,336
6.130% due 04/25/29 ~ 220,000 222,001
Octane Receivables Trust
5.510% due 10/20/31 ~ 265,000 267,590
6.740% due 08/20/29 ~ 225,000 231,190
Santander Bank Auto Credit-Linked Notes
4.965% due 01/18/33 ~ 275,000 276,209
5.141% due 01/18/33 ~ 390,000 390,958
6.451% due 12/15/32 ~ 279,482 280,194
Santander Drive Auto Receivables Trust
2.510% due 12/15/28  4,073,863 4,026,174
4.030% due 03/15/29 ~ 3,500,000 3,472,882
Securitized Term Auto Receivables Trust
(Canada)
5.038% due 07/25/31 ~ 442,433 444,815
SFS Auto Receivables Securitization Trust
5.510% due 01/20/32 ~ 260,000 263,753
U.S. Bank NA
6.789% due 08/25/32 ~ 221,627 224,515
World Omni Auto Receivables Trust
2.550% due 09/15/28  1,105,000 1,082,717
World Omni Select Auto Trust
5.870% due 08/15/28  1,200,000 1,212,962
37,006,617
Automobile Sequential - 0.3%
Enterprise Fleet Financing LLC
4.980% due 08/21/28 ~ 310,000 314,230
5.060% due 03/20/31 ~ 210,000 213,943
Octane Receivables Trust
4.940% due 05/20/30 ~ 320,000 320,923
5.010% due 01/22/46 ~ 877,817 882,999
Santander Bank Auto Credit-Linked Notes
5.644% due 12/15/33 ~ 361,613 366,268
SFS Auto Receivables Securitization Trust
5.260% due 08/20/30 ~ 410,000 419,572
2,517,935
Home Equity Other - 0.2%
BRAVO Residential Funding Trust
5.190% (SOFR + 0.850%)
due 01/25/70 ~ § 306,965 306,176
Finance of America HECM Buyout
4.000% due 10/01/34 ~ § 978,519 972,042
1,278,218
Home Equity Sequential - 0.0%
BRAVO Residential Funding Trust
5.190% (SOFR + 0.850%)
due 11/25/69 ~ § 173,813 173,348
Other Asset-Backed Securities - 15.2%
Alinea CLO Ltd. (Cayman)
5.203% (SOFR + 0.900%)
due 07/20/31 ~ § 810,000 809,356
5.453% (SOFR + 1.150%)
due 07/20/31 ~ § 250,000 249,855
AMSR Trust
1.355% due 11/17/37 ~ 648,898 636,661
1.379% due 11/17/37 ~ 804,652 789,979
1.632% due 07/17/37 ~ 2,528,151 2,507,158
1.806% due 09/17/37 ~ 330,000 325,815
a
Principal
Amount Value
Amur Equipment Finance Receivables X
LLC
2.910% due 08/21/28 ~ $ 3,000,000 $ 2,972,887
5.020% due 12/20/28 ~ 785,000 783,386
Applebee's Funding LLC/IHOP Funding LLC
4.723% due 06/05/49 ~ 3,465,000 3,402,159
Arbys Funding LLC
3.237% due 07/30/50 ~ 1,886,125 1,797,859
ARES XLV CLO Ltd. (Cayman)
5.802% (SOFR + 1.500%)
due 10/15/30 ~ § 2,500,000 2,501,495
Auxilior Term Funding LLC
5.490% due 07/15/31 ~ 510,000 520,509
6.180% due 12/15/28 ~ 1,711,296 1,727,328
Battalion CLO XII Ltd.
5.519% (SOFR + 1.200%)
due 05/17/31 ~ § 1,080,000 1,080,379
5.869% (SOFR + 1.550%)
due 05/17/31 ~ § 1,170,000 1,171,409
Battalion CLO XV Ltd.
5.284% (SOFR + 0.980%)
due 01/17/33 ~ § 4,905,000 4,891,264
6.204% (SOFR + 1.900%)
due 01/17/33 ~ § 895,000 896,329
Blue Owl Asset Leasing Trust LLC
5.050% due 03/15/29 ~ 856,252 857,967
5.410% due 03/15/30 ~ 210,000 211,629
BlueMountain CLO Ltd. (Cayman)
5.523% (SOFR + 1.200%)
due 11/15/30 ~ § 2,635,594 2,636,596
Bowling Green Park CLO LLC
5.309% (SOFR + 1.000%)
due 04/18/35 ~ § 3,135,000 3,134,936
BRE Grand Islander Timeshare Issuer LLC
3.280% due 09/26/33 ~ 397,762 391,631
Chenango Park CLO Ltd. (Cayman)
due 04/15/30 # ~ § 1,815,000 1,816,714
CIFC Funding Ltd. (Cayman)
5.293% (SOFR + 1.000%)
due 10/21/31 ~ § 1,985,000 1,977,601
6.593% (SOFR + 2.300%)
due 10/21/31 ~ § 785,000 786,123
CyrusOne Data Centers Issuer I LLC
4.500% due 05/20/49 ~ 2,095,000 2,018,111
Dell Equipment Finance Trust
4.820% due 08/22/30 ~ 100,000 100,463
5.290% due 02/24/31 ~ 230,000 231,225
DLLST LLC
4.930% due 04/22/30 ~ 180,000 181,286
5.050% due 08/20/27 ~ 665,000 668,072
Driven Brands Funding LLC
3.981% due 10/20/49 ~ 906,082 891,483
Dryden 61 CLO Ltd. (Cayman)
6.252% (SOFR + 1.950%)
due 01/17/32 ~ § 2,000,000 2,005,616
Elara HGV Timeshare Issuer LLC
2.610% due 01/25/34 ~ 713,371 698,833
7.300% due 02/25/38 ~ 814,865 840,152
FirstKey Homes Trust
1.968% due 10/19/37 ~ 5,395,000 5,285,434
Fortress Credit BSL VII Ltd. (Cayman)
5.380% (SOFR + 1.090%)
due 07/23/32 ~ § 419,957 419,390

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.690% (SOFR + 1.400%)
due 07/23/32 ~ § $ 860,000 $ 861,101
5.940% (SOFR + 1.650%)
due 07/23/32 ~ § 1,100,000 1,103,557
Fortress Credit BSL XV Ltd. (Jersey)
5.693% (SOFR + 1.400%)
due 10/18/33 ~ § 3,245,000 3,248,499
Frontier Issuer LLC
6.190% due 06/20/54 ~ 255,000 263,550
11.500% due 08/20/53 ~ 1,165,000 1,233,891
Goto Foods Funding LLC
5.093% due 04/30/47 ~ 973,238 964,823
Hardee's Funding LLC
2.865% due 06/20/51 ~ 1,309,937 1,189,235
3.981% due 12/20/50 ~ 2,264,488 2,158,596
5.710% due 06/20/48 ~ 1,683,000 1,662,498
Hilton Grand Vacations Trust
2.740% due 02/25/39 ~ 351,081 341,788
3.610% due 06/20/34 ~ 403,912 397,022
HPEFS Equipment Trust
5.350% due 10/20/31 ~ 235,000 238,054
5.820% due 04/20/32 ~ 580,000 589,705
6.480% due 01/21/31 ~ 635,000 643,243
6.970% due 07/21/31 ~ 630,000 644,612
Jersey Mike's Funding
2.891% due 02/15/52 ~ 49,625 47,882
Madison Park Funding XXIV Ltd. (Cayman)
6.343% (SOFR + 2.050%)
due 10/20/29 ~ § 1,205,000 1,207,034
Marble Point CLO XII Ltd. (Cayman)
5.579% (SOFR + 1.272%)
due 07/16/31 ~ § 748,539 748,539
Marble Point CLO XV Ltd. (Cayman)
5.330% (SOFR + 1.040%)
due 07/23/32 ~ § 1,281,915 1,281,315
MidOcean Credit CLO VI (Cayman)
5.523% (SOFR + 1.230%)
due 04/20/33 ~ § 628,096 628,177
MVW LLC
1.940% due 01/22/41 ~ 151,301 142,852
2.230% due 05/20/39 ~ 161,392 152,468
2.730% due 10/20/37 ~ 144,154 140,556
MVW Owner Trust
2.890% due 11/20/36 ~ 358,989 358,005
Navient Private Education Loan Trust
2.460% due 11/15/68 ~ 608,060 584,959
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~ 295,197 273,190
1.220% due 07/15/69 ~ 242,393 226,163
1.310% due 01/15/69 ~ 128,247 120,580
1.690% due 05/15/69 ~ 433,112 408,772
2.400% due 10/15/68 ~ 314,376 303,523
2.640% due 05/15/68 ~ 547,306 534,092
3.420% due 01/15/43 ~ 520,743 515,768
Nelnet Student Loan Trust
1.320% due 04/20/62 ~ 590,365 548,702
Neuberger Berman Loan Advisers CLO
43Ltd. (Cayman)
5.368% (SOFR + 1.050%)
due 07/17/36 ~ § 3,220,000 3,220,017
NMEF Funding LLC
4.720% due 07/15/32 ~ 255,000 255,010
a
Principal
Amount Value
Octagon Investment Partners XXI Ltd.
(Cayman)
5.110% (SOFR + 0.810%)
due 02/14/31 ~ § $ 890,000 $ 890,120
5.450% (SOFR + 1.150%)
due 02/14/31 ~ § 2,195,000 2,195,232
5.650% (SOFR + 1.350%)
due 02/14/31 ~ § 860,000 860,093
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 740,000 742,532
5.040% due 07/20/32 ~ 600,000 604,659
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 585,000 586,932
Progress Residential Trust
1.681% due 10/17/38 ~ 350,000 335,752
1.931% due 10/17/38 ~ 870,000 832,222
2.538% due 05/17/26 ~ 475,000 461,412
Rockford Tower CLO Ltd. (Cayman)
5.452% (SOFR + 1.130%)
due 08/20/32 ~ § 1,150,197 1,150,814
Romark CLO II Ltd. (Cayman)
5.950% (SOFR + 1.650%)
due 07/25/31 ~ § 3,015,000 3,017,969
SCF Equipment Trust LLC
4.820% due 07/22/30 ~ 760,000 761,129
5.110% due 11/21/33 ~ 740,000 749,366
SEB Funding LLC
7.386% due 04/30/54 ~ 1,100,000 1,129,882
Sierra Timeshare Receivables Funding LLC
1.800% due 09/20/38 ~ 574,381 559,667
3.510% due 07/20/37 ~ 133,987 133,365
SMB Private Education Loan Trust
1.290% due 07/15/53 ~ 803,704 754,650
5.154% (SOFR + 0.834%)
due 01/15/37 ~ § 699,632 698,486
Sound Point CLO XXII Ltd. (Cayman)
5.943% (SOFR + 1.650%)
due 01/20/32 ~ § 250,000 250,176
Symphony CLO XXIII Ltd. (Cayman)
5.216% (SOFR + 0.900%)
due 01/15/34 ~ § 2,840,000 2,820,120
Symphony CLO XXVI Ltd. (Cayman)
5.635% (SOFR + 1.342%)
due 04/20/33 ~ § 939,325 939,937
THL Credit Wind River CLO Ltd. (Cayman)
5.362% (SOFR + 1.060%)
due 04/15/31 ~ § 345,066 345,006
5.502% (SOFR + 1.200%)
due 07/15/30 ~ § 103,432 103,494
5.852% (SOFR + 1.550%)
due 04/15/31 ~ § 990,000 988,797
6.302% (SOFR + 2.000%)
due 04/15/31 ~ § 430,000 431,121
Tricon Residential Trust
6.000% due 06/17/40 ~ 1,435,000 1,418,761
Trinitas CLO IX Ltd. (Cayman)
5.493% (SOFR + 1.200%)
due 01/20/32 ~ § 986,094 986,510
Trinitas CLO VI Ltd. (Cayman)
5.630% (SOFR + 1.330%)
due 01/25/34 ~ § 3,245,000 3,243,597
Trinitas CLO VII Ltd. (Cayman)
5.370% (SOFR + 1.060%)
due 01/25/35 ~ § 2,240,000 2,240,331

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Verdant Receivables LLC
5.680% due 12/12/31 ~ $ 327,206 $ 332,541
Voya CLO Ltd. (Cayman)
6.102% (SOFR + 1.800%)
due 10/15/31 ~ § 2,715,000 2,717,169
Wellfleet CLO Ltd. (Cayman)
5.373% (SOFR + 1.080%)
due 10/20/31 ~ § 662,787 662,943
113,399,653
Total Asset-Backed Securities
    (Cost $153,033,393) 154,375,771
U.S. TREASURY OBLIGATIONS - 18.6%
U.S. Treasury Notes - 18.6%
4.125% due 01/31/27  70,725,000 70,973,642
4.125% due 02/28/27  36,410,000 36,550,804
4.250% due 11/30/26 ‡ 25,865,000 25,992,810
4.250% due 12/31/26  4,905,000 4,930,770
4.250% due 01/15/28  430,000 434,082
138,882,108
Total U.S. Treasury Obligations
    (Cost $138,343,363) 138,882,108
FOREIGN GOVERNMENT BONDS & NOTES - 0.4%
Korea Hydro & Nuclear Power Co. Ltd.
(South Korea)
1.250% due 04/27/26 ~ 1,790,000 1,731,133
Saudi Government (Saudi Arabia)
5.125% due 01/13/28 ~ 1,390,000 1,407,542
Total Foreign Government Bonds & Notes
    (Cost $3,175,845) 3,138,675
SHORT-TERM INVESTMENTS - 2.1%
Commercial Paper - 2.1%
Arrow Electronics, Inc.
4.971% due 04/01/25 ~ 2,605,000 2,604,654
CVS Health Corp.
4.942% due 04/07/25 ~ 2,805,000 2,802,407
FMC Corp.
5.400% due 04/30/25 ~ 2,525,000 2,514,110
Harley-Davidson Financial Services, Inc.
4.787% due 04/02/25 ~ 2,400,000 2,399,385
Ovintiv, Inc.
5.156% due 04/21/25  2,500,000 2,492,780
WPP CP LLC (United Kingdom)
4.718% due 04/14/25 ~ 2,575,000 2,570,450
15,383,786
Total Short-Term Investments
(Cost $15,385,640) 15,383,786
TOTAL INVESTMENTS - 99.5%
(Cost $739,767,662) 741,383,397
DERIVATIVES - 0.1% 406,043
OTHER ASSETS & LIABILITIES, NET - 0.4% 3,330,054
NET ASSETS - 100.0% $ 745,119,494

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, open futures contracts outstanding were as follows:
(b) As of March 31, 2025, purchased options outstanding were as follows:
(c) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 06/25 1,057 $ 218,158,931 $ 218,980,673 $ 821,742
CBOT 5 Year U.S. Treasury Notes 06/25 14 1,511,691 1,514,187 2,496
$ 824,238
Short Futures Outstanding
CBOT 10 Year U.S. Treasury Notes 06/25 352 38,683,750 39,149,000 (465,250)
CBOT Ultra 10 Year U.S. Treasury Notes 06/25 15 1,703,430 1,711,875 (8,445)
CBOT Ultra U.S. Treasury Bond 06/25 33 4,063,015 4,034,250 28,765
( $ 444,930 )
Total Futures Contracts $ 379,308
Options on Futures
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Cost Value
Put - CBOT 2 Year U.S. Treasury Notes
Futures $ 102.50 05/23/25 CBOE 398 $ 81,590,000 $ 25,500 $ 12,438
Put - CBOT 2 Year U.S. Treasury Notes
Futures 102.75 05/23/25 CBOE 183 37,606,500 20,303 14,297
$ 45,803 $ 26,735
Total Purchased Options $ 45,803 $ 26,735
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 336,712,313 $ – $ 336,712,313 $ –
Mortgage-Backed Securities 92,890,744 – 92,890,744 –
Asset-Backed Securities 154,375,771 – 154,375,771 –
U.S. Treasury Obligations 138,882,108 – 138,882,108 –
Foreign Government Bonds & Notes 3,138,675 – 3,138,675 –
Short-Term Investments 15,383,786 – 15,383,786 –
Derivatives:
Interest Rate Contracts
Futures 853,003 853,003 – –
Purchased Options 26,735 – 26,735 –
Total Interest Rate Contracts 879,738 853,003 26,735 –
Total Assets 742,263,135 853,003 741,410,132 –
Liabilities Derivatives:
Interest Rate Contracts
Futures (473,695) (473,695) – –
Total Liabilities (473,695) (473,695) – –
Total $ 741,789,440 $ 379,308 $ 741,410,132 $ –

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 42.1%
Angola - 1.2%
Azule Energy Finance PLC
8.125% due 01/23/30 ~ $ 1,300,000 $ 1,303,673
Azerbaijan - 0.4%
SOCAR Turkey Enerji AS via Steas Funding
1 DAC
7.230% due 03/17/26 ~ 470,000 470,000
Brazil - 5.7%
Acu Petroleo Luxembourg SARL
7.500% due 07/13/35 ~ 807,313 808,084
Aegea Finance SARL
9.000% due 01/20/31 ~ 675,000 710,279
CSN Inova Ventures
6.750% due 01/28/28 ~ 725,000 693,398
FS Luxembourg SARL
8.875% due 02/12/31 ~ 1,085,000 1,114,286
LD Celulose International GmbH
7.950% due 01/26/32 ~ 625,000 644,812
Raizen Fuels Finance SA
6.700% due 02/25/37 ~ 800,000 801,340
Sitios Latinoamerica SAB de CV
6.000% due 11/25/29 ~ 1,000,000 1,010,570
Yinson Boronia Production BV
8.947% due 07/31/42 ~ 619,488 654,512
6,437,281
Chile - 0.9%
ATP Tower Holdings/Andean Telecom
Partners Chile SpA/Andean Tower
Partners C
7.875% due 02/03/30 ~ 1,025,000 1,028,765
Congo - 1.2%
Ivanhoe Mines Ltd.
7.875% due 01/23/30 ~ 1,300,000 1,310,309
Czech Republic - 0.9%
Energo-Pro AS
8.500% due 02/04/27 ~ 1,000,000 1,015,333
Dominican Republic - 0.4%
Aeropuertos Dominicanos Siglo XXI SA
7.000% due 06/30/34 ~ 450,000 452,032
Georgia - 0.3%
Georgia Global Utilities JSC
8.875% due 07/25/29 ~ 375,000 382,966
Hong Kong - 0.6%
NWD Finance BVI Ltd.
4.125% due 03/10/28 ~ 200,000 85,113
NWD MTN Ltd.
4.125% due 07/18/29 ~ 600,000 354,802
4.500% due 05/19/30 ~ 200,000 115,242
8.625% due 02/08/28 ~ 200,000 152,646
707,803
India - 0.8%
Vedanta Resources Finance II PLC
9.475% due 07/24/30 ~ 850,000 842,009
a
Principal
Amount Value
Israel - 2.4%
Energean Israel Finance Ltd.
5.375% due 03/30/28 ~ $ 800,000 $ 764,998
8.500% due 09/30/33 ~ 830,000 856,385
Israel Discount Bank Ltd.
5.375% due 01/26/28 ~ 275,000 275,417
Leviathan Bond Ltd.
6.500% due 06/30/27 ~ 825,000 815,364
2,712,164
Jamaica - 0.6%
Kingston Airport Revenue Finance Ltd.
6.750% due 12/15/36 ~ 675,000 680,687
Kazakhstan - 1.1%
Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/30 ~ 775,000 678,526
4.000% due 08/15/26 ~ 600,000 587,397
1,265,923
Mexico - 6.7%
Banco Mercantil del Norte SA
5.875% due 01/24/27 ~ 300,000 289,245
8.375% due 05/20/31 ~ 775,000 769,216
BBVA Mexico SA Institucion De Banca
Multiple Grupo Financiero BBVA Mexico
5.125% due 01/18/33 ~ 500,000 475,642
7.625% due 02/11/35 ~ 1,050,000 1,062,810
Comision Federal de Electricidad
5.000% due 09/29/36 ~ 796,800 714,132
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple
7.250% due 01/31/41 ~ 994,250 985,054
Petroleos Mexicanos
5.350% due 02/12/28  650,000 602,796
5.950% due 01/28/31  400,000 338,976
6.500% due 03/13/27  725,000 709,761
6.840% due 01/23/30  550,000 504,459
Saavi Energia SARL
8.875% due 02/10/35 ~ 1,025,000 1,038,274
7,490,365
Multi-National - 3.6%
Africa Finance Corp.
7.500% due 01/21/30 ~ 775,000 766,766
Asian Development Bank
6.720% due 02/08/28  INR 14,400,000 169,431
European Bank for Reconstruction &
Development
6.750% due 01/13/32  21,200,000 249,307
Inter-American Development Bank
7.000% due 01/25/29  55,000,000 648,292
7.000% due 04/17/33  46,000,000 548,728
International Bank for Reconstruction &
Development
6.500% due 04/17/30  25,600,000 297,056
6.750% due 09/08/27  15,000,000 176,267
6.850% due 04/24/28  67,000,000 790,462
7.050% due 07/22/29  29,000,000 343,854
3,990,163

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Netherlands - 0.8%
VEON Holdings BV
3.375% due 11/25/27 ~ $ 925,000 $ 846,605
Nigeria - 2.3%
BOI Finance BV
7.500% due 02/16/27 ~ EUR 900,000 974,505
IHS Holding Ltd.
7.875% due 05/29/30 ~ $ 750,000 747,201
IHS Netherlands Holdco BV
8.000% due 09/18/27 ~ 876,531 879,191
2,600,897
Oman - 0.9%
Lamar Funding Ltd.
3.958% due 05/07/25 ~ 1,000,000 999,068
Poland - 1.0%
ORLEN SA
6.000% due 01/30/35 ~ 1,125,000 1,155,546
Saudi Arabia - 0.3%
Greensaif Pipelines Bidco SARL
6.129% due 02/23/38 ~ 325,000 334,159
Serbia - 0.3%
Telecommunications Co. Telekom Srbija AD
Belgrade
7.000% due 10/28/29 ~ 350,000 349,732
Singapore - 0.9%
Puma International Financing SA
7.750% due 04/25/29 ~ 1,000,000 1,010,817
South Africa - 1.7%
Sasol Financing USA LLC
8.750% due 05/03/29 ~ 400,000 403,217
Transnet SOC Ltd.
8.250% due 02/06/28 ~ 1,500,000 1,529,081
1,932,298
Tanzania - 0.8%
HTA Group Ltd.
7.500% due 06/04/29 ~ 875,000 889,284
Turkey - 2.2%
Limak Cimento Sanayi ve Ticaret AS
9.750% due 07/25/29 ~ 1,075,000 1,067,085
Mersin Uluslararasi Liman Isletmeciligi AS
8.250% due 11/15/28 ~ 350,000 359,739
Turkcell Iletisim Hizmetleri AS
7.450% due 01/24/30 ~ 200,000 202,038
WE Soda Investments Holding PLC
9.500% due 10/06/28 ~ 850,000 876,533
2,505,395
United Arab Emirates - 0.4%
Galaxy Pipeline Assets Bidco Ltd.
2.160% due 03/31/34 ~ 503,289 444,026
United Kingdom - 2.6%
Standard Chartered PLC
5.905% due 05/14/35 ~ 675,000 692,109
6.097% due 01/11/35 ~ 1,100,000 1,142,757
a
Principal
Amount Value
7.625% due 01/16/32 ~ $ 1,075,000 $ 1,083,868
2,918,734
Venezuela - 0.5%
Petroleos de Venezuela SA
5.375% due 04/12/27 * ~ ∂ 1,007,000 139,148
9.750% due 05/17/35 * ~ ∂ 1,958,498 303,567
12.750% * ~ ∂ 802,000 128,320
571,035
Zambia - 0.6%
First Quantum Minerals Ltd.
8.000% due 03/01/33 ~ 625,000 634,066
Total Corporate Bonds & Notes
    (Cost $47,422,013) 47,281,135
CONVERTIBLE CORPORATE BONDS & NOTES - 0.3%
South Africa - 0.3%
Sasol Financing USA LLC
4.500% due 11/08/27 ~ 400,000 363,400
Total Convertible Corporate Bonds & Notes
    (Cost $364,224) 363,400
FOREIGN GOVERNMENT BONDS & NOTES - 47.8%
Argentina - 1.3%
Argentine Republic Government
4.125% due 07/09/35 § 900,000 564,593
Provincia de Buenos Aires/Government
6.625% due 09/01/37 ~ 1,340,783 866,481
1,431,074
Benin - 0.5%
Benin Government
7.960% due 02/13/38 ~ 650,000 608,483
Brazil - 3.9%
Brazil Government
6.000% due 10/20/33  1,050,000 1,023,724
Brazil Notas do Tesouro Nacional
10.000% due 01/01/27  BRL 20,695,000 3,374,074
4,397,798
Colombia - 2.0%
Colombia Government
7.500% due 02/02/34  $ 1,675,000 1,661,098
7.750% due 11/07/36  550,000 534,776
2,195,874
Dominican Republic - 1.4%
Dominican Republic
4.500% due 01/30/30 ~ 975,000 914,306
10.750% due 06/01/36 ~ DOP 40,500,000 665,491
1,579,797
Ecuador - 1.0%
Ecuador Government
5.000% due 07/31/40 ~ § $ 575,000 255,300
5.500% due 07/31/35 ~ § 1,834,220 901,185
1,156,485

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Egypt - 3.0%
Egypt Government
7.053% due 01/15/32 ~ $ 625,000 $ 528,153
7.903% due 02/21/48 ~ 225,000 161,407
8.150% due 11/20/59 ~ 500,000 358,247
8.625% due 02/04/30 ~ 675,000 654,030
24.458% due 10/01/27  EGP 38,900,000 800,176
25.318% due 08/13/27  17,400,000 362,311
Egypt Treasury Bills
25.616% due 12/16/25  1,000,000 16,804
27.307% due 10/07/25  30,000,000 526,756
3,407,884
Gabon - 0.3%
Gabon Government
6.625% due 02/06/31 ~ $ 500,000 392,081
Ghana - 1.6%
Ghana Government
5.000% due 07/03/29 ~ § 1,025,000 896,667
5.138% due 01/03/30 ~ 519,272 400,646
5.344% due 01/03/30 ~ 666,720 514,410
1,811,723
Guatemala - 1.5%
Guatemala Government
6.550% due 02/06/37 ~ 550,000 547,806
6.600% due 06/13/36 ~ 800,000 806,400
7.050% due 10/04/32 ~ 325,000 342,168
1,696,374
Indonesia - 1.1%
Indonesia Government
4.150% due 09/20/27  1,250,000 1,241,507
Israel - 1.7%
Israel Government
5.625% due 02/19/35  1,875,000 1,864,935
Ivory Coast - 2.3%
Ivory Coast Government
due 04/01/36 # ~ 1,150,000 1,103,748
4.875% due 01/30/32 ~ EUR 1,261,000 1,206,714
5.875% due 10/17/31 ~ 250,000 254,132
2,564,594
Kenya - 0.8%
Republic of Kenya Government
9.500% due 03/05/36 ~ $ 925,000 849,621
Lebanon - 0.6%
Lebanon Government
6.100% * ~ ∂ 175,000 28,171
6.250% * ~ ∂ 450,000 72,338
6.750% due 11/29/27 * ~ ∂ 225,000 36,190
6.850% due 03/23/27 * ~ ∂ 225,000 36,219
7.000% due 03/23/32 * ~ ∂ 1,075,000 173,669
7.547% due 06/19/49 * ~ ∂ 1,300,000 204,579
7.895% * ~ ∂ 475,000 75,400
626,566
Mexico - 2.2%
Mexican Bonos
7.750% due 11/13/42  MXN 30,000,000 1,206,231
a
Principal
Amount Value
8.500% due 11/18/38  MXN 29,000,000 $ 1,297,570
2,503,801
Nigeria - 1.8%
Nigeria Government
6.125% due 09/28/28 ~ $ 1,225,000 1,119,879
7.143% due 02/23/30 ~ 725,000 656,741
10.375% due 12/09/34 ~ 200,000 201,094
1,977,714
Pakistan - 1.1%
Pakistan Government
6.875% due 12/05/27 ~ 1,400,000 1,279,089
Peru - 2.5%
Peru Government
5.400% due 08/12/34  PEN 5,975,000 1,482,047
6.900% due 08/12/37 ~ 4,925,000 1,320,248
2,802,295
Poland - 2.4%
Republic of Poland Government
2.000% due 08/25/36 ^ PLN 7,329,594 1,667,237
5.000% due 10/25/34  4,225,000 1,034,074
2,701,311
Qatar - 0.9%
Qatar Government
4.000% due 03/14/29 ~ $ 1,000,000 987,374
Romania - 0.8%
Romania Government
5.125% due 09/24/31 ~ EUR 825,000 863,295
Senegal - 0.7%
Senegal Government
4.750% due 03/13/28 ~ 800,000 753,400
South Africa - 4.5%
Republic of South Africa Government
7.100% due 11/19/36 ~ $ 575,000 558,066
8.750% due 01/31/44  ZAR 62,025,000 2,654,489
8.750% due 02/28/48  2,000 85
8.875% due 02/28/35  38,350,000 1,872,817
5,085,457
South Korea - 1.8%
Korea Development Bank
0.800% due 07/19/26  $ 1,100,000 1,051,508
4.750% due 06/26/27 ~ 1,000,000 1,011,226
2,062,734
Turkey - 0.9%
Turkiye Government
37.000% due 02/18/26  TRY 41,300,000 1,026,438
Ukraine - 1.4%
Ukraine Government
1.750% due 02/01/29 * ~ ∂ § $ 465,110 302,716
1.750% due 02/01/34 * ~ ∂ § 1,714,451 917,823
1.750% due 02/01/35 * ~ ∂ § 588,081 309,242
1,529,781

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, investments with a total aggregate value of $3,677,612 or
3.3% of the Fund’s net assets were in default.
(b) As of March 31, 2025, open futures contracts outstanding were as follows:
(c) As of March 31, 2025, forward foreign currency contracts outstanding were as follows:
a
Principal
Amount Value
United Arab Emirates - 0.6%
Abu Dhabi Government
3.125% due 05/03/26 ~ $ 725,000 $ 716,287
Uzbekistan - 1.3%
National Bank of Uzbekistan
8.500% due 07/05/29 ~ 575,000 595,130
Republic of Uzbekistan
6.900% due 02/28/32 ~ 875,000 868,196
1,463,326
Venezuela - 0.8%
Venezuela Government
8.250% * ~ ∂ 1,259,900 226,782
9.000% * ~ ∂ 816,000 147,178
11.750% due 10/21/26 * ~ ∂ 1,624,400 343,615
12.750% * ~ ∂ 1,149,000 232,655
950,230
Zambia - 1.1%
Zambia Government
0.500% due 12/31/53 ~ 1,932,073 1,182,409
Total Foreign Government Bonds & Notes
    (Cost $54,783,594) 53,709,737
TOTAL INVESTMENTS - 90.2%
(Cost $102,569,831) 101,354,272
DERIVATIVES - 0.3% 295,323
OTHER ASSETS & LIABILITIES, NET - 9.5% 10,701,965
NET ASSETS - 100.0% $ 112,351,560
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 10 Year U.S. Treasury Notes 06/25 140 $ 15,480,727 $ 15,570,625 $ 89,898
a
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
BRL 275,000 USD 47,739 04/25 CIT $ 255 $ –
CZK 54,250,000 USD 2,347,378 04/25 JPM 3,917 –
EUR 1,550,000 USD 1,676,045 04/25 JPM 1,951 –
HUF 1,266,475,000 USD 3,425,589 04/25 HSB – (29,722)
ILS 15,985,265 USD 4,303,659 04/25 GSC – (2,299)
PLN 3,600,000 USD 931,059 04/25 HSB – (2,289)
TRY 112,300,000 USD 2,703,847 07/25 JPM – (114,281)
USD 3,836,082 CNH 27,822,421 04/25 CIT 931 –
USD 3,849,673 CNH 27,902,579 04/25 JPM 3,473 –
USD 4,172,957 EUR 3,859,915 04/25 CIT – (5,651)
USD 3,998,339 EUR 3,668,426 04/25 CIT 28,710 –
USD 119,993 EUR 110,836 04/25 HSB 56 –
USD 208,340 HUF 77,625,000 04/25 GSC 200 –

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(d) As of March 31, 2025, swap agreements outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 3,169,763 HUF 1,188,850,000 04/25 JPM $ – ( $ 17,964 )
USD 1,523,397 ILS 5,612,312 04/25 JPM 13,220 –
USD 3,269,707 INR 282,283,698 04/25 CIT – (27,622)
USD 1,392,899 MXN 28,227,936 04/25 CIT 17,684 –
USD 1,071,314 MXN 21,700,000 04/25 HSB 14,128 –
USD 2,972,929 PEN 10,850,000 04/25 CIT 21,375 –
USD 752,846 TRY 32,350,000 07/25 JPM 6,876 –
USD 4,686,557 ZAR 85,550,000 04/25 HSB 28,683 –
Total Forward Foreign Currency Contracts $ 141,459 ( $ 199,828 )
Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Expiration
Date
Counter-
party
Implied
Credit
Spread at
03/31/25 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
China Construction Bank Corp. Q 1.000% 12/20/26 GSC 0.232% $ 3,600,000 ( $ 47,541 ) ( $ 47,998 ) $ 457
Industrial & Commercial Bank of
China Ltd. Q 1.000% 12/20/26 GSC 0.250% 3,700,000 (47,743) (49,331) 1,588
China Development Bank Q 1.000% 12/20/26 GSC 0.272% 3,650,000 (45,738) (48,665) 2,927
Bank of China Ltd. Q 1.000% 12/20/26 GSC 0.291% 4,100,000 (50,086) (54,665) 4,579
( $ 191,108 ) ( $ 200,659 ) $ 9,551
Credit Default Swaps on Credit Indices - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Expiration
Date Exchange
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.S43 Q 5.000% 12/20/29 ICE $ 8,600,000 ( $ 466,604 ) ( $ 598,463 ) $ 131,859
a
Total Credit Default Swaps ( $ 657,712 ) ( $ 799,122 ) $ 141,410
(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.
The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end.
Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.000% 28 Day MXN TIIE L/L LCH 12/17/25 MXN 445,000,000 ( $ 1,433,747 ) $ – ( $ 1,433,747 )
14.900% Brazil CETIP Interbank Z/Z LCH 01/04/27 BRL 107,996,992 24,287 – 24,287
4.370% 6 Month PLN WIBOR S/S LCH 12/18/29 PLN 11,000,000 (41,032) (2,187) (38,845)
3.650% 6 Month CZK PRIBOR A/S LCH 03/11/30 CZK 184,537,500 32,428 4,733 27,695

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.650% 6 Month CZK PRIBOR A/S LCH 03/11/30 CZK 55,000,000 $ 10,278 $ 11,694 ( $ 1,416 )
( $ 1,407,786 ) $ 14,240 ( $ 1,422,026 )
a –
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.000% 28 Day MXN TIIE L/L LCH 12/17/25 MXN 445,000,000 $ 1,418,233 $ – $ 1,418,233
a –
Total Interest Rate Swaps $ 10,447 $ 14,240 ( $ 3,793 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nigeria OMO Bills
1 Day USD Fed
Funds + 0.000% Z CIT 05/20/25 $ 118,539 $ 20,198 $ – $ 20,198
Nigeria OMO Bills SOFR + 0.750% Z JPM 06/05/25 258,718 3,851 – 3,851
Egypt Treasury Bills SOFR + 0.750% Q JPM 09/18/25 739,726 57,217 – 57,217
Nigeria Treasury Bills
1 Day USD Fed
Funds + 0.000% Z CIT 10/03/25 118,669 (2,881) – (2,881)
Nigeria OMO Bills
1 Day USD Fed
Funds + 0.000% Z CIT 10/09/25 780,029 6,240 – 6,240
Nigeria OMO Bills
1 Day USD Fed
Funds + 0.000% Z CIT 12/02/25 62,741 8,062 – 8,062
Nigeria OMO Bills SOFR + 0.850% Q JPM 12/09/25 277,830 38,757 – 38,757
Egypt Treasury Bills SOFR + 0.600% Z JPM 12/18/25 166,818 923 – 923
Nigeria OMO Bills
1 Day USD Fed
Funds + 0.000% Z CIT 01/08/26 265,101 3,549 – 3,549
Zambia Government Bonds
1 Day USD Fed
Funds + 0.000% Q CIT 12/18/27 725,732 (9,739) – (9,739)
$ 126,177 $ – $ 126,177
Total Swap Agreements ( $ 521,088 ) ( $ 784,882 ) $ 263,794

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(e) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 47,281,135 $ – $ 47,281,135 $ –
Convertible Corporate Bonds & Notes 363,400 – 363,400 –
Foreign Government Bonds & Notes 53,709,737 – 53,709,737 –
Derivatives:
Credit Contracts
Swaps 141,410 – 141,410 –
Foreign Currency Contracts
Forward Foreign Currency Contracts 141,459 – 141,459 –
Interest Rate Contracts
Futures 89,898 89,898 – –
Swaps 1,609,012 – 1,609,012 –
Total Interest Rate Contracts 1,698,910 89,898 1,609,012 –
Total Asset - Derivatives 1,981,779 89,898 1,891,881 –
Total Assets 103,336,051 89,898 103,246,153 –
a
Liabilities Due to Custodian (24,350) – (24,350) –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts (199,828) – (199,828) –
Interest Rate Contracts
Swaps (1,486,628) – (1,486,628) –
Total Liabilities - Derivatives (1,686,456) – (1,686,456) –
Total Liabilities (1,710,806) – (1,710,806) –
Total $ 101,625,245 $ 89,898 $ 101,535,347 $ –

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.9%
Basic Materials - 2.6%
spacing
Linde PLC 20,451 $ 9,522,804
RPM International, Inc. 17,642 2,040,827
Sherwin-Williams Co. 18,460 6,446,047
18,009,678
Communications - 1.3%
spacing
T-Mobile U.S., Inc. 31,920 8,513,383
Consumer, Cyclical - 9.0%
spacing
Costco Wholesale Corp. 4,312 4,078,203
Cummins, Inc. 4,912 1,539,617
Hilton Worldwide Holdings, Inc. 33,378 7,595,164
Home Depot, Inc. 25,312 9,276,595
Marriott International, Inc. Class A  7,573 1,803,889
McDonald's Corp. 25,176 7,864,227
NIKE, Inc. Class B  36,752 2,333,017
Ross Stores, Inc. 61,577 7,868,925
Target Corp. 11,654 1,216,211
Tractor Supply Co. 53,538 2,949,944
Walmart, Inc. 126,191 11,078,308
Yum! Brands, Inc. 26,143 4,113,863
61,717,963
Consumer, Non-Cyclical - 22.3%
spacing
AbbVie, Inc. 39,319 8,238,117
AstraZeneca PLC ADR (United Kingdom)  104,713 7,696,406
Automatic Data Processing, Inc. 14,813 4,525,816
Avery Dennison Corp. 22,898 4,075,157
Becton Dickinson & Co. 32,557 7,457,506
Booz Allen Hamilton Holding Corp. 5,000 522,900
Cigna Group 8,899 2,927,771
Coca-Cola Co. 130,752 9,364,458
Colgate-Palmolive Co. 82,103 7,693,051
Danaher Corp. 31,265 6,409,325
Elevance Health, Inc. 11,903 5,177,329
Eli Lilly & Co. 14,401 11,893,930
GE HealthCare Technologies, Inc. 46,235 3,731,627
Kenvue, Inc. 340,643 8,168,619
McKesson Corp. 14,242 9,584,724
Mondelez International, Inc. Class A  93,050 6,313,442
Philip Morris International, Inc. 46,406 7,366,024
Quest Diagnostics, Inc. 29,800 5,042,160
S&P Global, Inc. 8,546 4,342,223
Stryker Corp. 21,331 7,940,465
Thermo Fisher Scientific, Inc. 20,239 10,070,926
UnitedHealth Group, Inc. 21,082 11,041,697
Zoetis, Inc. 17,003 2,799,544
152,383,217
Energy - 5.0%
spacing
ConocoPhillips 60,553 6,359,276
EOG Resources, Inc. 35,382 4,537,388
EQT Corp. 82,858 4,427,103
Exxon Mobil Corp. 84,009 9,991,190
Schlumberger NV 122,301 5,112,182
Williams Cos., Inc. 65,569 3,918,403
34,345,542
Financial - 21.0%
spacing
American Express Co. 33,946 9,133,171
a Shares Value
American Tower Corp. REIT 29,002 $ 6,310,835
Aon PLC Class A  7,202 2,874,246
Bank of America Corp. 244,007 10,182,412
Charles Schwab Corp. 109,264 8,553,186
Chubb Ltd. 48,770 14,728,052
Equity Residential REIT 104,741 7,497,361
Goldman Sachs Group, Inc. 6,843 3,738,263
Hartford Insurance Group, Inc. 40,238 4,978,648
JPMorgan Chase & Co. 74,498 18,274,359
Marsh & McLennan Cos., Inc. 54,086 13,198,607
MetLife, Inc. 23,700 1,902,873
Morgan Stanley 65,712 7,666,619
Progressive Corp. 32,201 9,113,205
Visa, Inc. Class A  58,367 20,455,299
Wells Fargo & Co. 73,694 5,290,492
143,897,628
Industrial - 14.5%
spacing
Amphenol Corp. Class A  110,099 7,221,393
CSX Corp. 120,602 3,549,317
Deere & Co. 14,513 6,811,677
GE Vernova, Inc. 8,598 2,624,797
General Electric Co. 70,336 14,077,750
Honeywell International, Inc. 34,625 7,331,844
Howmet Aerospace, Inc. 61,659 7,999,022
Illinois Tool Works, Inc. 8,747 2,169,343
Northrop Grumman Corp. 14,225 7,283,342
Old Dominion Freight Line, Inc. 24,676 4,082,644
Otis Worldwide Corp. 22,983 2,371,846
Rockwell Automation, Inc. 13,102 3,385,295
Schneider Electric SE 18,828 4,346,355
Stanley Black & Decker, Inc. 32,662 2,511,055
TE Connectivity PLC (Switzerland)  28,737 4,061,113
Trane Technologies PLC 12,894 4,344,247
Union Pacific Corp. 29,326 6,927,974
Waste Connections, Inc. 41,506 8,101,556
99,200,570
Technology - 19.6%
spacing
Accenture PLC Class A (Ireland)  28,184 8,794,535
Analog Devices, Inc. 34,253 6,907,802
Apple, Inc. 149,770 33,268,410
Applied Materials, Inc. 29,113 4,224,879
Broadcom, Inc. 41,000 6,864,630
Broadridge Financial Solutions, Inc. 33,960 8,233,942
Intuit, Inc. 4,700 2,885,753
KLA Corp. 10,412 7,078,078
Microsoft Corp. 93,408 35,064,429
QUALCOMM, Inc. 21,280 3,268,821
Roper Technologies, Inc. 17,140 10,105,401
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  19,400 3,220,400
Texas Instruments, Inc. 24,920 4,478,124
134,395,204
Utilities - 3.6%
spacing
Ameren Corp. 83,652 8,398,661
Atmos Energy Corp. 34,531 5,337,802
CMS Energy Corp. 79,364 5,961,030
NextEra Energy, Inc. 73,630 5,219,630
24,917,123
Total Common Stocks
    (Cost $486,033,538) 677,380,308

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
TOTAL INVESTMENTS - 98.9%
(Cost $486,033,538) $ 677,380,308
OTHER ASSETS & LIABILITIES, NET - 1.1% 7,337,807
NET ASSETS - 100.0% $ 684,718,115
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 18,009,678 $ 18,009,678 $ – $ –
Communications 8,513,383 8,513,383 – –
Consumer, Cyclical 61,717,963 61,717,963 – –
Consumer, Non-Cyclical 152,383,217 152,383,217 – –
Energy 34,345,542 34,345,542 – –
Financial 143,897,628 143,897,628 – –
Industrial 99,200,570 94,854,215 4,346,355 –
Technology 134,395,204 134,395,204 – –
Utilities 24,917,123 24,917,123 – –
Total Common Stocks 677,380,308 673,033,953 4,346,355 –

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.8%
Basic Materials - 1.6%
spacing
Air Products & Chemicals, Inc. 22,284 $ 6,571,997
Albemarle Corp. 11,781 848,468
CF Industries Holdings, Inc. 17,686 1,382,161
Dow, Inc. 70,257 2,453,374
DuPont de Nemours, Inc. 41,848 3,125,209
Eastman Chemical Co. 11,194 986,303
Ecolab, Inc. 25,311 6,416,845
Freeport-McMoRan, Inc. 144,023 5,452,711
International Flavors & Fragrances, Inc. 25,626 1,988,834
International Paper Co. 52,483 2,799,968
Linde PLC 47,401 22,071,802
LyondellBasell Industries NV Class A  26,068 1,835,187
Mosaic Co. 31,939 862,672
Newmont Corp. 115,012 5,552,779
Nucor Corp. 23,616 2,841,949
PPG Industries, Inc. 23,385 2,557,150
Sherwin-Williams Co. 23,262 8,122,858
Steel Dynamics, Inc. 14,384 1,799,151
77,669,418
Communications - 15.0%
spacing
Airbnb, Inc. Class A * 42,971 5,133,316
Alphabet, Inc. Class A  584,441 90,377,956
Alphabet, Inc. Class C  474,109 74,070,049
Amazon.com, Inc. * 945,042 179,803,691
Arista Networks, Inc. * 103,289 8,002,832
AT&T, Inc. 719,222 20,339,598
Booking Holdings, Inc. 3,321 15,299,548
CDW Corp. 13,389 2,145,721
Charter Communications, Inc. Class A * 9,729 3,585,428
Cisco Systems, Inc. 399,453 24,650,245
Comcast Corp. Class A  378,871 13,980,340
Corning, Inc. 77,194 3,533,941
DoorDash, Inc. Class A * 33,992 6,212,718
eBay, Inc. 46,612 3,157,031
Expedia Group, Inc. * 12,495 2,100,410
F5, Inc. * 5,648 1,503,893
FactSet Research Systems, Inc. 3,813 1,733,542
Fox Corp. Class A  22,517 1,274,462
Fox Corp. Class B  14,065 741,366
Gen Digital, Inc. 54,293 1,440,936
GoDaddy, Inc. Class A * 14,130 2,545,378
Interpublic Group of Cos., Inc. 36,313 986,261
Juniper Networks, Inc. 31,919 1,155,149
Match Group, Inc. * 25,698 801,778
Meta Platforms, Inc. Class A  219,418 126,463,758
Motorola Solutions, Inc. 16,723 7,321,497
Netflix, Inc. * 42,859 39,967,303
News Corp. Class A  37,921 1,032,210
News Corp. Class B  11,270 342,270
Omnicom Group, Inc. 19,611 1,625,948
Palo Alto Networks, Inc. * 66,339 11,320,087
Paramount Global Class B  56,064 670,525
T-Mobile U.S., Inc. 48,445 12,920,766
Uber Technologies, Inc. * 210,587 15,343,369
VeriSign, Inc. * 8,413 2,135,808
Verizon Communications, Inc. 421,794 19,132,576
Walt Disney Co. 180,403 17,805,776
Warner Bros Discovery, Inc. * 223,648 2,399,743
723,057,225
a Shares Value
Consumer, Cyclical - 8.2%
spacing
Aptiv PLC * (Jersey)  23,414 $ 1,393,133
AutoZone, Inc. * 1,665 6,348,279
Best Buy Co., Inc. 19,676 1,448,350
Caesars Entertainment, Inc. * 21,660 541,500
CarMax, Inc. * 15,645 1,219,058
Carnival Corp. * 101,258 1,977,569
Chipotle Mexican Grill, Inc. * 134,800 6,768,308
Copart, Inc. * 87,775 4,967,187
Costco Wholesale Corp. 44,477 42,065,457
Cummins, Inc. 13,737 4,305,725
Darden Restaurants, Inc. 11,874 2,466,942
Deckers Outdoor Corp. * 15,282 1,708,680
Delta Air Lines, Inc. 64,276 2,802,434
Dollar General Corp. 22,041 1,938,065
Dollar Tree, Inc. * 20,252 1,520,318
Domino's Pizza, Inc. 3,506 1,610,832
DR Horton, Inc. 29,413 3,739,275
Fastenal Co. 57,399 4,451,292
Ford Motor Co. 391,357 3,925,311
General Motors Co. 99,695 4,688,656
Genuine Parts Co. 13,965 1,663,790
Hasbro, Inc. 12,725 782,460
Hilton Worldwide Holdings, Inc. 24,098 5,483,500
Home Depot, Inc. 99,531 36,477,116
Las Vegas Sands Corp. 35,431 1,368,700
Lennar Corp. Class A  23,135 2,655,435
Live Nation Entertainment, Inc. * 15,063 1,966,927
LKQ Corp. 25,147 1,069,753
Lowe's Cos., Inc. 56,513 13,180,527
Lululemon Athletica, Inc. * 11,132 3,151,024
Marriott International, Inc. Class A  22,887 5,451,683
McDonald's Corp. 71,861 22,447,221
MGM Resorts International * 21,655 641,854
NIKE, Inc. Class B  118,460 7,519,841
Norwegian Cruise Line Holdings Ltd. * 43,038 816,001
NVR, Inc. * 309 2,238,517
O'Reilly Automotive, Inc. * 5,688 8,148,515
PACCAR, Inc. 52,545 5,116,307
Pool Corp. 3,835 1,220,872
PulteGroup, Inc. 20,801 2,138,343
Ralph Lauren Corp. 4,015 886,271
Ross Stores, Inc. 33,436 4,272,786
Royal Caribbean Cruises Ltd. 24,808 5,096,556
Southwest Airlines Co. 60,056 2,016,680
Starbucks Corp. 113,586 11,141,651
Tapestry, Inc. 21,914 1,542,965
Target Corp. 45,270 4,724,377
Tesla, Inc. * 280,384 72,664,317
TJX Cos., Inc. 112,047 13,647,325
TKO Group Holdings, Inc. 6,672 1,019,548
Tractor Supply Co. 54,060 2,978,706
Ulta Beauty, Inc. * 4,783 1,753,161
United Airlines Holdings, Inc. * 32,961 2,275,957
Walgreens Boots Alliance, Inc. 64,591 721,481
Walmart, Inc. 434,651 38,158,011
Williams-Sonoma, Inc. 12,334 1,950,005
WW Grainger, Inc. 4,454 4,399,795
Wynn Resorts Ltd. 9,073 757,596
Yum! Brands, Inc. 28,183 4,434,877
397,866,822

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Consumer, Non-Cyclical - 16.7%
spacing
Abbott Laboratories 173,917 $ 23,070,090
AbbVie, Inc. 176,881 37,060,107
Agilent Technologies, Inc. 28,137 3,291,466
Align Technology, Inc. * 7,038 1,118,057
Altria Group, Inc. 170,628 10,241,093
Amgen, Inc. 53,826 16,769,490
Archer-Daniels-Midland Co. 47,927 2,300,975
Automatic Data Processing, Inc. 40,850 12,480,900
Avery Dennison Corp. 8,071 1,436,396
Baxter International, Inc. 51,138 1,750,454
Becton Dickinson & Co. 28,972 6,636,326
Bio-Techne Corp. 15,581 913,514
Biogen, Inc. * 14,600 1,997,864
Boston Scientific Corp. * 147,609 14,890,796
Bristol-Myers Squibb Co. 203,216 12,394,144
Brown-Forman Corp. Class B  16,925 574,434
Bunge Global SA 13,589 1,038,471
Campbell's Co. 19,387 773,929
Cardinal Health, Inc. 24,442 3,367,374
Cencora, Inc. 17,486 4,862,682
Centene Corp. * 50,061 3,039,203
Charles River Laboratories International,
Inc. * 4,826 726,410
Church & Dwight Co., Inc. 24,539 2,701,499
Cigna Group 27,481 9,041,249
Cintas Corp. 34,342 7,058,311
Clorox Co. 12,415 1,828,109
Coca-Cola Co. 386,223 27,661,291
Colgate-Palmolive Co. 81,901 7,674,124
Conagra Brands, Inc. 48,018 1,280,640
Constellation Brands, Inc. Class A  15,705 2,882,182
Cooper Cos., Inc. * 19,959 1,683,542
Corpay, Inc. * 6,960 2,427,091
Corteva, Inc. 69,387 4,366,524
CVS Health Corp. 126,093 8,542,801
Danaher Corp. 63,779 13,074,695
DaVita, Inc. * 4,625 707,486
Dexcom, Inc. * 38,253 2,612,297
Edwards Lifesciences Corp. * 58,302 4,225,729
Elevance Health, Inc. 23,244 10,110,210
Eli Lilly & Co. 78,947 65,203,117
Equifax, Inc. 12,403 3,020,875
Estee Lauder Cos., Inc. Class A  23,357 1,541,562
GE HealthCare Technologies, Inc. 45,795 3,696,114
General Mills, Inc. 55,793 3,335,863
Gilead Sciences, Inc. 124,792 13,982,944
Global Payments, Inc. 25,503 2,497,254
HCA Healthcare, Inc. 18,124 6,262,748
Henry Schein, Inc. * 12,094 828,318
Hershey Co. 14,802 2,531,586
Hologic, Inc. * 23,282 1,438,129
Hormel Foods Corp. 27,897 863,133
Humana, Inc. 12,068 3,193,193
IDEXX Laboratories, Inc. * 8,250 3,464,587
Incyte Corp. * 15,667 948,637
Insulet Corp. * 7,028 1,845,623
Intuitive Surgical, Inc. * 35,554 17,608,830
IQVIA Holdings, Inc. * 17,359 3,060,392
J.M. Smucker Co. 9,966 1,180,074
Johnson & Johnson 241,233 40,006,081
Kellanova 26,891 2,218,239
Kenvue, Inc. 191,967 4,603,369
a Shares Value
Keurig Dr. Pepper, Inc. 119,628 $ 4,093,670
Kimberly-Clark Corp. 32,624 4,639,785
Kraft Heinz Co. 88,413 2,690,408
Kroger Co. 66,561 4,505,514
Labcorp Holdings, Inc. 8,416 1,958,740
Lamb Weston Holdings, Inc. 14,401 767,573
MarketAxess Holdings, Inc. 3,717 804,173
McCormick & Co., Inc. 25,261 2,079,233
McKesson Corp. 12,724 8,563,125
Medtronic PLC 128,561 11,552,491
Merck & Co., Inc. 253,509 22,754,968
Moderna, Inc. * 33,145 939,661
Molina Healthcare, Inc. * 5,362 1,766,189
Molson Coors Beverage Co. Class B  17,610 1,071,921
Mondelez International, Inc. Class A  133,894 9,084,708
Monster Beverage Corp. * 70,693 4,136,954
Moody's Corp. 15,382 7,163,244
PayPal Holdings, Inc. * 100,550 6,560,887
PepsiCo, Inc. 137,636 20,637,142
Pfizer, Inc. 567,826 14,388,711
Philip Morris International, Inc. 155,790 24,728,547
Procter & Gamble Co. 234,606 39,981,555
Quanta Services, Inc. 14,768 3,753,730
Quest Diagnostics, Inc. 11,158 1,887,934
Regeneron Pharmaceuticals, Inc. * 10,428 6,613,750
ResMed, Inc. 14,728 3,296,863
Revvity, Inc. 12,363 1,308,005
Rollins, Inc. 28,156 1,521,269
S&P Global, Inc. 31,629 16,070,695
Solventum Corp. * 13,402 1,019,088
STERIS PLC 9,885 2,240,435
Stryker Corp. 34,366 12,792,743
Sysco Corp. 49,291 3,698,797
Thermo Fisher Scientific, Inc. 38,325 19,070,520
Tyson Foods, Inc. Class A  28,649 1,828,093
United Rentals, Inc. 6,463 4,050,362
UnitedHealth Group, Inc. 92,208 48,293,940
Universal Health Services, Inc. Class B  5,740 1,078,546
Verisk Analytics, Inc. 14,276 4,248,823
Vertex Pharmaceuticals, Inc. * 25,781 12,499,144
Viatris, Inc. 119,632 1,041,995
Waters Corp. * 5,950 2,192,991
West Pharmaceutical Services, Inc. 7,271 1,627,831
Zimmer Biomet Holdings, Inc. 20,270 2,294,159
Zoetis, Inc. 44,498 7,326,596
806,568,131
Energy - 3.7%
spacing
APA Corp. 34,517 725,547
Baker Hughes Co. 99,576 4,376,365
Chevron Corp. 167,456 28,013,714
ConocoPhillips 128,862 13,533,087
Coterra Energy, Inc. 74,101 2,141,519
Devon Energy Corp. 66,811 2,498,731
Diamondback Energy, Inc. 18,779 3,002,387
Enphase Energy, Inc. * 13,574 842,267
EOG Resources, Inc. 55,779 7,153,099
EQT Corp. 59,542 3,181,329
Expand Energy Corp. 21,071 2,345,624
Exxon Mobil Corp. 437,833 52,071,479
First Solar, Inc. * 10,730 1,356,594
Halliburton Co. 88,490 2,244,991
Hess Corp. 27,703 4,425,000
Kinder Morgan, Inc. 193,547 5,521,896

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Marathon Petroleum Corp. 32,234 $ 4,696,171
Occidental Petroleum Corp. 67,491 3,331,356
ONEOK, Inc. 62,156 6,167,118
Phillips 66 40,648 5,019,215
Schlumberger NV 138,451 5,787,252
Targa Resources Corp. 21,959 4,402,121
Texas Pacific Land Corp. 1,889 2,502,906
Valero Energy Corp. 30,898 4,080,699
Williams Cos., Inc. 122,179 7,301,417
176,721,884
Financial - 15.5%
spacing
Aflac, Inc. 49,082 5,457,428
Alexandria Real Estate Equities, Inc. REIT 15,605 1,443,619
Allstate Corp. 26,466 5,480,315
American Express Co. 55,439 14,915,863
American International Group, Inc. 62,382 5,423,491
American Tower Corp. REIT 46,818 10,187,597
Ameriprise Financial, Inc. 9,562 4,629,060
Aon PLC Class A  21,727 8,671,028
Apollo Global Management, Inc. 44,832 6,139,294
Arch Capital Group Ltd. 37,542 3,610,790
Arthur J Gallagher & Co. 25,485 8,798,441
Assurant, Inc. 5,140 1,078,115
AvalonBay Communities, Inc. REIT 14,236 3,055,330
Bank of America Corp. 664,994 27,750,200
Bank of New York Mellon Corp. 72,005 6,039,059
Berkshire Hathaway, Inc. Class B * 183,653 97,809,915
Blackrock, Inc. 14,455 13,681,368
Blackstone, Inc. 73,336 10,250,906
Brown & Brown, Inc. 23,732 2,952,261
BXP, Inc. REIT 13,600 913,784
Camden Property Trust REIT 10,689 1,307,265
Capital One Financial Corp. 38,275 6,862,707
Cboe Global Markets, Inc. 10,488 2,373,329
CBRE Group, Inc. Class A * 30,192 3,948,510
Charles Schwab Corp. 170,602 13,354,725
Chubb Ltd. 37,115 11,208,359
Cincinnati Financial Corp. 15,661 2,313,443
Citigroup, Inc. 188,405 13,374,871
Citizens Financial Group, Inc. 41,533 1,701,607
CME Group, Inc. 36,094 9,575,377
CoStar Group, Inc. * 41,078 3,254,610
Crown Castle, Inc. REIT 43,559 4,540,155
Digital Realty Trust, Inc. REIT 31,811 4,558,198
Discover Financial Services 25,166 4,295,836
Equinix, Inc. REIT 9,752 7,951,293
Equity Residential REIT 34,198 2,447,893
Erie Indemnity Co. Class A  2,444 1,024,158
Essex Property Trust, Inc. REIT 6,436 1,973,084
Everest Group Ltd. 4,338 1,576,125
Extra Space Storage, Inc. REIT 21,243 3,154,373
Federal Realty Investment Trust REIT 6,974 682,197
Fifth Third Bancorp 67,839 2,659,289
Franklin Resources, Inc. 31,577 607,857
Globe Life, Inc. 7,891 1,039,402
Goldman Sachs Group, Inc. 31,271 17,083,035
Hartford Insurance Group, Inc. 29,370 3,633,950
Healthpeak Properties, Inc. REIT 70,544 1,426,400
Host Hotels & Resorts, Inc. REIT 70,409 1,000,512
Huntington Bancshares, Inc. 145,584 2,185,216
Intercontinental Exchange, Inc. 57,549 9,927,202
Invesco Ltd. 41,595 630,996
Invitation Homes, Inc. REIT 57,105 1,990,109
a Shares Value
Iron Mountain, Inc. REIT 29,403 $ 2,529,834
JPMorgan Chase & Co. 280,460 68,796,838
KeyCorp 93,030 1,487,550
Kimco Realty Corp. REIT 67,570 1,435,187
KKR & Co., Inc. 67,601 7,815,352
Loews Corp. 18,263 1,678,552
M&T Bank Corp. 16,739 2,992,096
Marsh & McLennan Cos., Inc. 49,209 12,008,472
Mastercard, Inc. Class A  81,656 44,757,287
MetLife, Inc. 57,147 4,588,333
Mid-America Apartment Communities, Inc.
REIT 11,715 1,963,200
Morgan Stanley 123,577 14,417,729
Nasdaq, Inc. 41,478 3,146,521
Northern Trust Corp. 20,211 1,993,815
PNC Financial Services Group, Inc. 39,843 7,003,204
Principal Financial Group, Inc. 21,356 1,801,806
Progressive Corp. 58,695 16,611,272
Prologis, Inc. REIT 92,809 10,375,118
Prudential Financial, Inc. 35,784 3,996,357
Public Storage REIT 15,789 4,725,490
Raymond James Financial, Inc. 18,614 2,585,671
Realty Income Corp. REIT 87,291 5,063,751
Regency Centers Corp. REIT 16,373 1,207,672
Regions Financial Corp. 91,727 1,993,228
SBA Communications Corp. REIT 10,772 2,369,948
Simon Property Group, Inc. REIT 30,719 5,101,811
State Street Corp. 28,415 2,543,995
Synchrony Financial 37,326 1,976,038
T. Rowe Price Group, Inc. 22,313 2,049,895
Travelers Cos., Inc. 22,847 6,042,118
Truist Financial Corp. 130,797 5,382,297
U.S. Bancorp 156,413 6,603,757
UDR, Inc. REIT 30,084 1,358,894
Ventas, Inc. REIT 43,799 3,011,619
VICI Properties, Inc. REIT 104,963 3,423,893
Visa, Inc. Class A  172,673 60,514,980
W.R. Berkley Corp. 30,134 2,144,335
Wells Fargo & Co. 331,679 23,811,235
Welltower, Inc. REIT 61,043 9,352,398
Weyerhaeuser Co. REIT 72,902 2,134,571
Willis Towers Watson PLC 10,180 3,440,331
748,186,397
Industrial - 7.3%
spacing
3M Co. 53,910 7,917,223
A.O. Smith Corp. 10,826 707,587
Allegion PLC 8,733 1,139,307
Amcor PLC 144,874 1,405,278
AMETEK, Inc. 23,208 3,995,025
Amphenol Corp. Class A  120,712 7,917,500
Axon Enterprise, Inc. * 7,196 3,784,736
Ball Corp. 30,428 1,584,386
Boeing Co. * 75,154 12,817,515
Builders FirstSource, Inc. * 11,673 1,458,425
Carrier Global Corp. 81,972 5,197,025
Caterpillar, Inc. 48,096 15,862,061
CH Robinson Worldwide, Inc. 11,756 1,203,814
CSX Corp. 189,716 5,583,342
Deere & Co. 25,336 11,891,452
Dover Corp. 13,778 2,420,519
Eaton Corp. PLC 39,369 10,701,675
Emerson Electric Co. 56,203 6,162,097
Expeditors International of Washington, Inc. 14,146 1,701,056

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
FedEx Corp. 22,590 $ 5,506,990
Fortive Corp. 35,116 2,569,789
Garmin Ltd. 15,413 3,346,625
GE Vernova, Inc. 27,545 8,408,938
Generac Holdings, Inc. * 6,029 763,573
General Dynamics Corp. 25,848 7,045,648
General Electric Co. 107,793 21,574,769
Honeywell International, Inc. 65,295 13,826,216
Howmet Aerospace, Inc. 40,911 5,307,384
Hubbell, Inc. 5,381 1,780,627
Huntington Ingalls Industries, Inc. 3,801 775,556
IDEX Corp. 7,588 1,373,200
Illinois Tool Works, Inc. 26,493 6,570,529
Ingersoll Rand, Inc. 40,443 3,236,653
Jabil, Inc. 11,371 1,547,252
Jacobs Solutions, Inc. 12,551 1,517,290
JB Hunt Transport Services, Inc. 8,076 1,194,844
Johnson Controls International PLC 66,958 5,364,005
Keysight Technologies, Inc. * 17,495 2,620,226
L3Harris Technologies, Inc. 19,015 3,980,030
Lennox International, Inc. 3,215 1,803,068
Lockheed Martin Corp. 20,957 9,361,701
Martin Marietta Materials, Inc. 6,126 2,929,024
Masco Corp. 21,876 1,521,257
Mettler-Toledo International, Inc. * 2,127 2,511,796
Mohawk Industries, Inc. * 4,656 531,622
Nordson Corp. 5,397 1,088,683
Norfolk Southern Corp. 22,663 5,367,731
Northrop Grumman Corp. 13,779 7,054,986
Old Dominion Freight Line, Inc. 18,902 3,127,336
Otis Worldwide Corp. 40,150 4,143,480
Packaging Corp. of America 8,937 1,769,705
Parker-Hannifin Corp. 12,884 7,831,539
Pentair PLC 16,589 1,451,206
Republic Services, Inc. 20,462 4,955,078
Rockwell Automation, Inc. 11,373 2,938,556
RTX Corp. 133,473 17,679,834
Smurfit WestRock PLC 49,455 2,228,442
Snap-on, Inc. 5,281 1,779,750
Stanley Black & Decker, Inc. 15,168 1,166,116
TE Connectivity PLC (Switzerland)  29,421 4,157,776
Teledyne Technologies, Inc. * 4,689 2,333,762
Textron, Inc. 18,780 1,356,855
Trane Technologies PLC 22,217 7,485,352
TransDigm Group, Inc. 5,624 7,779,623
Trimble, Inc. * 24,478 1,606,981
Union Pacific Corp. 60,394 14,267,479
United Parcel Service, Inc. Class B  73,423 8,075,796
Veralto Corp. 24,731 2,410,036
Vulcan Materials Co. 13,237 3,088,192
Waste Management, Inc. 36,605 8,474,423
Westinghouse Air Brake Technologies Corp. 16,773 3,041,783
Xylem, Inc. 24,346 2,908,373
349,987,508
Technology - 28.3%
spacing
Accenture PLC Class A (Ireland)  62,689 19,561,476
Adobe, Inc. * 43,852 16,818,558
Advanced Micro Devices, Inc. * 162,228 16,667,305
Akamai Technologies, Inc. * 15,188 1,222,634
Analog Devices, Inc. 49,738 10,030,662
ANSYS, Inc. * 8,759 2,772,749
Apple, Inc. 1,505,817 334,487,130
Applied Materials, Inc. 82,076 11,910,869
a Shares Value
Autodesk, Inc. * 21,595 $ 5,653,571
Broadcom, Inc. 469,652 78,633,834
Broadridge Financial Solutions, Inc. 11,698 2,836,297
Cadence Design Systems, Inc. * 27,446 6,980,341
Cognizant Technology Solutions Corp.
Class A  49,682 3,800,673
Crowdstrike Holdings, Inc. Class A * 24,679 8,701,322
Dayforce, Inc. * 15,237 888,774
Dell Technologies, Inc. Class C  31,257 2,849,076
Electronic Arts, Inc. 24,099 3,482,788
EPAM Systems, Inc. * 5,707 963,570
Fair Isaac Corp. * 2,383 4,394,633
Fidelity National Information Services, Inc. 52,842 3,946,241
Fiserv, Inc. * 56,675 12,515,540
Fortinet, Inc. * 63,636 6,125,601
Gartner, Inc. * 7,724 3,242,072
Hewlett Packard Enterprise Co. 130,273 2,010,112
HP, Inc. 93,524 2,589,680
Intel Corp. 433,847 9,852,665
International Business Machines Corp. 92,331 22,959,026
Intuit, Inc. 28,020 17,204,000
Jack Henry & Associates, Inc. 7,307 1,334,258
KLA Corp. 13,237 8,998,513
Lam Research Corp. 128,178 9,318,541
Leidos Holdings, Inc. 13,503 1,822,095
Microchip Technology, Inc. 53,777 2,603,345
Micron Technology, Inc. 111,145 9,657,389
Microsoft Corp. 744,852 279,609,992
Monolithic Power Systems, Inc. 4,887 2,834,362
MSCI, Inc. 7,883 4,457,837
NetApp, Inc. 20,605 1,809,943
NVIDIA Corp. 2,453,789 265,941,652
NXP Semiconductors NV (China)  25,533 4,852,802
ON Semiconductor Corp. * 42,936 1,747,066
Oracle Corp. 162,541 22,724,857
Palantir Technologies, Inc. Class A * 205,382 17,334,241
Paychex, Inc. 32,127 4,956,554
Paycom Software, Inc. 4,878 1,065,745
PTC, Inc. * 12,042 1,865,908
QUALCOMM, Inc. 110,676 17,000,940
Roper Technologies, Inc. 10,745 6,335,037
Salesforce, Inc. 95,887 25,732,235
Seagate Technology Holdings PLC 21,636 1,837,978
ServiceNow, Inc. * 20,680 16,464,175
Skyworks Solutions, Inc. 15,699 1,014,626
Super Micro Computer, Inc. * 50,478 1,728,367
Synopsys, Inc. * 15,358 6,586,278
Take-Two Interactive Software, Inc. * 16,340 3,386,465
Teradyne, Inc. 16,356 1,351,006
Texas Instruments, Inc. 90,725 16,303,283
Tyler Technologies, Inc. * 4,277 2,486,605
Western Digital Corp. * 32,729 1,323,233
Workday, Inc. Class A * 21,363 4,988,901
Zebra Technologies Corp. Class A * 5,170 1,460,835
1,364,036,263
Utilities - 2.5%
spacing
AES Corp. 71,259 885,037
Alliant Energy Corp. 25,647 1,650,384
Ameren Corp. 26,744 2,685,098
American Electric Power Co., Inc. 53,337 5,828,134
American Water Works Co., Inc. 19,532 2,881,361
Atmos Energy Corp. 15,484 2,393,517
CenterPoint Energy, Inc. 65,325 2,366,725

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, open futures contracts outstanding were as follows:
(b) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
CMS Energy Corp. 29,943 $ 2,249,019
Consolidated Edison, Inc. 34,665 3,833,602
Constellation Energy Corp. 31,342 6,319,487
Dominion Energy, Inc. 84,091 4,714,982
DTE Energy Co. 20,751 2,869,241
Duke Energy Corp. 77,381 9,438,161
Edison International 38,708 2,280,675
Entergy Corp. 42,862 3,664,272
Evergy, Inc. 23,050 1,589,298
Eversource Energy 35,822 2,224,904
Exelon Corp. 100,235 4,618,829
FirstEnergy Corp. 51,377 2,076,658
NextEra Energy, Inc. 206,043 14,606,388
NiSource, Inc. 44,956 1,802,286
NRG Energy, Inc. 20,686 1,974,686
PG&E Corp. 214,248 3,680,781
Pinnacle West Capital Corp. 11,354 1,081,468
PPL Corp. 73,947 2,670,226
Public Service Enterprise Group, Inc. 49,933 4,109,486
Sempra 63,463 4,528,720
Southern Co. 109,599 10,077,628
Vistra Corp. 33,357 3,917,446
WEC Energy Group, Inc. 31,682 3,452,704
Xcel Energy, Inc. 57,916 4,099,874
120,571,077
Total Common Stocks
    (Cost $2,257,758,227) 4,764,664,725
TOTAL INVESTMENTS - 98.8%
(Cost $2,257,758,227) 4,764,664,725
DERIVATIVES - (0.0%) (442,254)
OTHER ASSETS & LIABILITIES, NET - 1.2% 56,192,353
NET ASSETS - 100.0% $ 4,820,414,824
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 06/25 178 $ 50,756,179 $ 50,313,925 ( $ 442,254 )
a
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 4,764,664,725 $ 4,764,664,725 $ – $ –
Total Assets 4,764,664,725 4,764,664,725 – –
Liabilities Derivatives:
Equity Contracts
Futures (442,254) (442,254) – –
Total Liabilities (442,254) (442,254) – –
Total $ 4,764,222,471 $ 4,764,222,471 $ – $ –

PACIFIC SELECT FUND
FOCUSED GROWTH PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.7%
Communications - 25.3%
spacing
Alibaba Group Holding Ltd. ADR (China)  37,754 $ 4,992,211
Alphabet, Inc. Class C  107,104 16,732,858
Amazon.com, Inc. * 157,931 30,047,952
Booking Holdings, Inc. 1,978 9,112,468
DoorDash, Inc. Class A * 31,339 5,727,829
MercadoLibre, Inc. * (Brazil)  4,353 8,492,137
Meta Platforms, Inc. Class A  34,599 19,941,480
Shopify, Inc. Class A * (Canada)  47,480 4,528,880
99,575,815
Consumer, Cyclical - 5.3%
spacing
Core & Main, Inc. Class A * 178,265 8,611,982
DraftKings, Inc. Class A * 232,729 7,728,930
Las Vegas Sands Corp. 115,636 4,467,019
20,807,931
Consumer, Non-Cyclical - 14.4%
spacing
Argenx SE ADR * (Netherlands)  10,170 6,019,267
Danaher Corp. 29,043 5,953,815
Eli Lilly & Co. 16,031 13,240,163
Madrigal Pharmaceuticals, Inc. * 13,500 4,471,605
Monster Beverage Corp. * 117,251 6,861,529
Revolution Medicines, Inc. * 48,089 1,700,427
Surgery Partners, Inc. * 311,410 7,395,987
UnitedHealth Group, Inc. 16,561 8,673,824
Vaxcyte, Inc. * 59,424 2,243,850
56,560,467
Financial - 10.0%
spacing
American Tower Corp. REIT 25,807 5,615,603
Intercontinental Exchange, Inc. 33,234 5,732,865
Mastercard, Inc. Class A  40,476 22,185,705
Progressive Corp. 21,059 5,959,908
39,494,081
Industrial - 4.8%
spacing
Chart Industries, Inc. * 24,905 3,595,286
Howmet Aerospace, Inc. 96,379 12,503,248
Vertiv Holdings Co. Class A  38,967 2,813,417
18,911,951
Technology - 38.9%
spacing
Apple, Inc. 94,328 20,953,079
ASML Holding NV (Netherlands)  9,282 6,150,532
Broadcom, Inc. 85,171 14,260,180
Datadog, Inc. Class A * 61,435 6,094,966
Global-e Online Ltd. * (Israel)  55,069 1,963,210
HubSpot, Inc. * 6,777 3,871,632
Marvell Technology, Inc. 107,774 6,635,645
Microsoft Corp. 116,252 43,639,838
NVIDIA Corp. 202,723 21,971,119
Oracle Corp. 93,994 13,141,301
PTC, Inc. * 26,949 4,175,748
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  60,162 9,986,892
152,844,142
Total Common Stocks
    (Cost $317,091,627) 388,194,387
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 1.2%
U.S. Government Agency Issues - 1.2%
Federal National Mortgage Association
Discount Notes
4.361% due 04/01/25  $ 4,800,000 $ 4,799,439
Total Short-Term Investments
(Cost $4,800,000) 4,799,439
TOTAL INVESTMENTS - 99.9%
(Cost $321,891,627) 392,993,826
OTHER ASSETS & LIABILITIES, NET - 0.1% 212,808
NET ASSETS - 100.0% $ 393,206,634

PACIFIC SELECT FUND
FOCUSED GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 388,194,387 $ 388,194,387 $ – $ –
Short-Term Investments 4,799,439 – 4,799,439 –
Total $ 392,993,826 $ 388,194,387 $ 4,799,439 $ –

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.5%
Basic Materials - 1.1%
spacing
Linde PLC 41,033 $ 19,106,606
Communications - 21.5%
spacing
Alphabet, Inc. Class A  492,049 76,090,457
Alphabet, Inc. Class C  17,033 2,661,066
Amazon.com, Inc. * 508,915 96,826,168
Meta Platforms, Inc. Class A  170,738 98,406,554
Netflix, Inc. * 43,153 40,241,467
Shopify, Inc. Class A * (Canada)  104,497 9,967,446
Spotify Technology SA * 68,038 37,422,941
361,616,099
Consumer, Cyclical - 5.0%
spacing
Chipotle Mexican Grill, Inc. * 237,908 11,945,361
Hilton Worldwide Holdings, Inc. 121,966 27,753,363
LVMH Moet Hennessy Louis Vuitton SE
(France)  23,362 14,467,576
O'Reilly Automotive, Inc. * 14,375 20,593,338
Starbucks Corp. 98,961 9,707,084
84,466,722
Consumer, Non-Cyclical - 13.1%
spacing
Abbott Laboratories 74,711 9,910,414
Block, Inc. * 86,918 4,722,255
Boston Scientific Corp. * 325,774 32,864,081
Danaher Corp. 32,559 6,674,595
Eli Lilly & Co. 22,299 18,416,967
Intuitive Surgical, Inc. * 37,546 18,595,407
Medtronic PLC 105,443 9,475,108
Moody's Corp. 24,643 11,475,999
Philip Morris International, Inc. 191,416 30,383,462
Thermo Fisher Scientific, Inc. 39,967 19,887,579
TransUnion 217,618 18,060,118
Verisk Analytics, Inc. 66,703 19,852,147
Vertex Pharmaceuticals, Inc. * 39,313 19,059,729
219,377,861
Energy - 1.2%
spacing
Cheniere Energy, Inc. 86,850 20,097,090
Financial - 11.9%
spacing
Apollo Global Management, Inc. 82,639 11,316,585
ARES Management Corp. Class A  93,928 13,770,784
Arthur J Gallagher & Co. 47,600 16,433,424
CBRE Group, Inc. Class A * 53,784 7,033,872
CoStar Group, Inc. * 117,550 9,313,487
Goldman Sachs Group, Inc. 11,256 6,149,040
KKR & Co., Inc. 249,184 28,808,162
Mastercard, Inc. Class A  131,470 72,061,336
Visa, Inc. Class A  101,555 35,590,965
200,477,655
Industrial - 8.4%
spacing
Amphenol Corp. Class A  377,807 24,780,361
Eaton Corp. PLC 92,072 25,027,932
GE Vernova, Inc. 57,873 17,667,470
General Electric Co. 89,072 17,827,761
Howmet Aerospace, Inc. 185,778 24,100,980
Trane Technologies PLC 38,845 13,087,657
a Shares Value
Vulcan Materials Co. 76,484 $ 17,843,717
140,335,878
Technology - 35.5%
spacing
Apple, Inc. 399,091 88,650,084
AppLovin Corp. Class A * 21,867 5,794,099
ASML Holding NV (Netherlands)  16,479 10,919,480
Atlassian Corp. Class A * 85,629 18,171,330
Autodesk, Inc. * 93,490 24,475,682
Broadcom, Inc. 47,826 8,007,507
Cadence Design Systems, Inc. * 48,497 12,334,242
Crowdstrike Holdings, Inc. Class A * 16,467 5,805,935
Datadog, Inc. Class A * 62,471 6,197,748
Fiserv, Inc. * 79,352 17,523,302
Gartner, Inc. * 21,683 9,101,222
Guidewire Software, Inc. * 44,386 8,316,161
HubSpot, Inc. * 5,176 2,956,997
Intuit, Inc. 1,312 805,555
KLA Corp. 11,341 7,709,612
Marvell Technology, Inc. 86,002 5,295,143
Microsoft Corp. 418,521 157,108,598
MSCI, Inc. 14,269 8,069,119
NVIDIA Corp. 1,045,623 113,324,621
Salesforce, Inc. 80,405 21,577,486
ServiceNow, Inc. * 23,703 18,870,906
Synopsys, Inc. * 10,570 4,532,945
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  86,612 14,377,592
Take-Two Interactive Software, Inc. * 84,331 17,477,600
Veeva Systems, Inc. Class A * 36,826 8,530,006
595,932,972
Utilities - 0.8%
spacing
NextEra Energy, Inc. 45,988 3,260,089
Vistra Corp. 90,749 10,657,563
13,917,652
Total Common Stocks
    (Cost $1,185,630,385) 1,655,328,535
Principal
Amount
SHORT-TERM INVESTMENTS - 1.1%
U.S. Government Agency Issues - 1.1%
Federal Home Loan Bank Discount Notes
4.361% due 04/01/25  $ 6,896,000 6,895,193
Federal Home Loan Mortgage Corp.
Discount Notes
4.361% due 04/01/25  2,598,000 2,597,696
Federal National Mortgage Association
Discount Notes
4.361% due 04/01/25  8,528,000 8,527,003
18,019,892
Total Short-Term Investments
(Cost $18,022,000) 18,019,892
TOTAL INVESTMENTS - 99.6%
(Cost $1,203,652,385) 1,673,348,427
OTHER ASSETS & LIABILITIES, NET - 0.4% 7,423,860
NET ASSETS - 100.0% $ 1,680,772,287

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 19,106,606 $ 19,106,606 $ – $ –
Communications 361,616,099 361,616,099 – –
Consumer, Cyclical 84,466,722 69,999,146 14,467,576 –
Consumer, Non-Cyclical 219,377,861 219,377,861 – –
Energy 20,097,090 20,097,090 – –
Financial 200,477,655 200,477,655 – –
Industrial 140,335,878 140,335,878 – –
Technology 595,932,972 595,932,972 – –
Utilities 13,917,652 13,917,652 – –
Total Common Stocks 1,655,328,535 1,640,860,959 14,467,576 –
Short-Term Investments 18,019,892 – 18,019,892 –
Total $ 1,673,348,427 $ 1,640,860,959 $ 32,487,468 $ –

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.8%
Basic Materials - 1.8%
spacing
Dow, Inc. 28,624 $ 999,550
Linde PLC 8,075 3,760,043
LyondellBasell Industries NV Class A  12,118 853,107
Nucor Corp. 3,253 391,466
PPG Industries, Inc. ‡ 9,918 1,084,534
Sherwin-Williams Co. 1,316 459,534
7,548,234
Communications - 14.2%
spacing
Alphabet, Inc. Class A ‡ 52,870 8,175,817
Alphabet, Inc. Class C ‡ 29,612 4,626,283
Amazon.com, Inc. * ‡ 93,180 17,728,427
Arista Networks, Inc. * 10,652 825,317
AT&T, Inc. 73,496 2,078,467
Booking Holdings, Inc. ‡ 343 1,580,170
Charter Communications, Inc. Class A * ‡ 3,781 1,393,412
Comcast Corp. Class A ‡ 69,956 2,581,376
DoorDash, Inc. Class A * 3,644 666,014
Expedia Group, Inc. * 7,585 1,275,038
Meta Platforms, Inc. Class A ‡ 22,876 13,184,811
Motorola Solutions, Inc. 1,506 659,342
Netflix, Inc. * 1,422 1,326,058
Uber Technologies, Inc. * 32,707 2,383,032
Walt Disney Co. 19,612 1,935,704
60,419,268
Consumer, Cyclical - 8.1%
spacing
Aptiv PLC * (Jersey)  5,732 341,054
AutoZone, Inc. * ‡ 581 2,215,225
Best Buy Co., Inc. ‡ 7,348 540,886
Burlington Stores, Inc. * 4,313 1,027,917
Carnival Corp. * 27,705 541,079
Chipotle Mexican Grill, Inc. * ‡ 42,079 2,112,787
Costco Wholesale Corp. ‡ 2,346 2,218,800
Delta Air Lines, Inc. 15,647 682,209
Hilton Worldwide Holdings, Inc. 8,182 1,861,814
Lennar Corp. Class A  4,399 504,917
Lowe's Cos., Inc. ‡ 17,626 4,110,912
McDonald's Corp. ‡ 14,143 4,417,849
PACCAR, Inc. 10,019 975,550
Ross Stores, Inc. 16,790 2,145,594
Royal Caribbean Cruises Ltd. 3,581 735,681
Tesla, Inc. * ‡ 23,372 6,057,088
Walmart, Inc. 13,253 1,163,481
Warner Music Group Corp. Class A  14,062 440,844
Yum! Brands, Inc. ‡ 15,537 2,444,902
34,538,589
Consumer, Non-Cyclical - 15.9%
spacing
Abbott Laboratories 6,241 827,869
AbbVie, Inc. ‡ 26,089 5,466,167
Altria Group, Inc. ‡ 14,974 898,739
Baxter International, Inc. 7,917 270,999
Boston Scientific Corp. * ‡ 26,198 2,642,854
Bristol-Myers Squibb Co. ‡ 51,916 3,166,357
Church & Dwight Co., Inc. 11,398 1,254,806
Cigna Group 5,018 1,650,922
Coca-Cola Co. ‡ 41,220 2,952,176
Corpay, Inc. * 5,871 2,047,335
Edwards Lifesciences Corp. * 15,620 1,132,138
a Shares Value
Eli Lilly & Co. ‡ 6,109 $ 5,045,484
Equifax, Inc. 2,617 637,397
HCA Healthcare, Inc. 1,441 497,938
Humana, Inc. 2,592 685,843
Johnson & Johnson ‡ 24,432 4,051,803
Kenvue, Inc. 38,583 925,220
Keurig Dr. Pepper, Inc. 46,632 1,595,747
McKesson Corp. 1,172 788,744
Medtronic PLC 26,236 2,357,567
Merck & Co., Inc. ‡ 6,267 562,526
Mondelez International, Inc. Class A ‡ 44,920 3,047,822
Neurocrine Biosciences, Inc. * 2,734 302,380
PepsiCo, Inc. ‡ 27,515 4,125,599
Philip Morris International, Inc. ‡ 11,035 1,751,586
Regeneron Pharmaceuticals, Inc. * ‡ 2,874 1,822,777
Sarepta Therapeutics, Inc. * 1,329 84,817
Stryker Corp. ‡ 8,801 3,276,172
Thermo Fisher Scientific, Inc. ‡ 7,937 3,949,451
Toast, Inc. Class A * 15,706 520,968
United Rentals, Inc. 853 534,575
UnitedHealth Group, Inc. ‡ 12,186 6,382,418
Vertex Pharmaceuticals, Inc. * ‡ 4,348 2,107,997
WEX, Inc. * 1,246 195,647
67,560,840
Energy - 3.6%
spacing
Baker Hughes Co. 27,659 1,215,613
ConocoPhillips ‡ 34,446 3,617,519
Diamondback Energy, Inc. ‡ 7,508 1,200,379
EOG Resources, Inc. ‡ 15,605 2,001,185
Exxon Mobil Corp. ‡ 60,840 7,235,701
15,270,397
Financial - 15.9%
spacing
Alexandria Real Estate Equities, Inc. REIT 2,221 205,465
American Express Co. 6,680 1,797,254
Ameriprise Financial, Inc. 3,386 1,639,196
Aon PLC Class A  5,184 2,068,883
Arthur J Gallagher & Co. 7,952 2,745,349
Bank of America Corp. ‡ 113,037 4,717,034
Berkshire Hathaway, Inc. Class B * ‡ 14,324 7,628,676
Capital One Financial Corp. 3,371 604,420
Charles Schwab Corp. 26,473 2,072,306
Chubb Ltd. 1,466 442,717
Citigroup, Inc. 22,524 1,598,979
CME Group, Inc. 8,545 2,266,903
Digital Realty Trust, Inc. REIT 8,052 1,153,771
Equinix, Inc. REIT 528 430,505
Equity LifeStyle Properties, Inc. REIT 8,902 593,763
Fifth Third Bancorp 43,916 1,721,507
Goldman Sachs Group, Inc. ‡ 4,044 2,209,197
KKR & Co., Inc. 6,354 734,586
Mastercard, Inc. Class A ‡ 14,350 7,865,522
Progressive Corp. ‡ 13,137 3,717,902
Prologis, Inc. REIT 14,045 1,570,091
SBA Communications Corp. REIT 6,241 1,373,082
Truist Financial Corp. ‡ 39,337 1,618,718
U.S. Bancorp 29,332 1,238,397
Ventas, Inc. REIT 31,891 2,192,825
Visa, Inc. Class A ‡ 21,638 7,583,254
Wells Fargo & Co. ‡ 59,189 4,249,178
Welltower, Inc. REIT 8,868 1,358,666
67,398,146

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Industrial - 7.4%
spacing
3M Co. 10,692 $ 1,570,227
Carrier Global Corp. 27,837 1,764,866
Caterpillar, Inc. 4,823 1,590,625
CSX Corp. 58,492 1,721,420
Deere & Co. ‡ 5,590 2,623,666
Eaton Corp. PLC 5,581 1,517,083
FedEx Corp. 4,182 1,019,488
Howmet Aerospace, Inc. 24,287 3,150,752
Ingersoll Rand, Inc. 9,794 783,814
Martin Marietta Materials, Inc. 1,381 660,298
Masco Corp. ‡ 15,272 1,062,015
Otis Worldwide Corp. ‡ 22,238 2,294,962
RTX Corp. 14,958 1,981,337
TE Connectivity PLC (Switzerland)  2,767 391,032
Textron, Inc. 12,326 890,553
Trane Technologies PLC 11,041 3,719,934
TransDigm Group, Inc. 1,837 2,541,104
United Parcel Service, Inc. Class B ‡ 17,987 1,978,390
31,261,566
Technology - 29.4%
spacing
Accenture PLC Class A (Ireland)  2,180 680,247
Adobe, Inc. * 1,368 524,669
Advanced Micro Devices, Inc. * 10,782 1,107,743
Analog Devices, Inc. ‡ 15,318 3,089,181
Apple, Inc. ‡ 129,553 28,777,608
Broadcom, Inc. ‡ 38,999 6,529,603
Cadence Design Systems, Inc. * 2,014 512,221
Cognizant Technology Solutions Corp.
Class A  27,324 2,090,286
Fair Isaac Corp. * 352 649,144
Fidelity National Information Services, Inc. 25,553 1,908,298
Hewlett Packard Enterprise Co. 29,798 459,783
Intuit, Inc. ‡ 2,405 1,476,646
Lam Research Corp. 23,134 1,681,842
Leidos Holdings, Inc. ‡ 10,770 1,453,304
Marvell Technology, Inc. 3,033 186,742
Micron Technology, Inc. 18,521 1,609,290
Microsoft Corp. ‡ 75,498 28,341,194
NVIDIA Corp. ‡ 234,377 25,401,779
NXP Semiconductors NV (China)  14,201 2,699,042
Oracle Corp. 19,989 2,794,662
Palantir Technologies, Inc. Class A * 10,432 880,461
Salesforce, Inc. 14,176 3,804,271
Sandisk Corp. * 1,064 50,657
Seagate Technology Holdings PLC 19,876 1,688,466
ServiceNow, Inc. * ‡ 3,533 2,812,763
Texas Instruments, Inc. ‡ 17,699 3,180,510
Western Digital Corp. * 3,191 129,012
124,519,424
Utilities - 2.5%
spacing
Dominion Energy, Inc. 9,807 549,879
Entergy Corp. 3,796 324,520
NextEra Energy, Inc. ‡ 50,374 3,571,013
NRG Energy, Inc. 1,914 182,710
PG&E Corp. 98,980 1,700,476
Southern Co. ‡ 42,163 3,876,888
a Shares Value
Vistra Corp. 3,056 $ 358,897
10,564,383
Total Common Stocks
    (Cost $359,689,972) 419,080,847
TOTAL INVESTMENTS - 98.8%
(Cost $359,689,972) 419,080,847
DERIVATIVES - 0.1% 591,166
OTHER ASSETS & LIABILITIES, NET - 1.1% 4,387,639
NET ASSETS - 100.0% $ 424,059,652

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, open futures contracts outstanding were as follows:
(b) As of March 31, 2025, purchased options outstanding were as follows:
(c) As of March 31, 2025, premiums received, and value of written options outstanding were as follows:
(d) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 06/25 17 $ 4,849,137 $ 4,805,263 ( $ 43,874 )
a
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Cost Value
Put - S&P 500 Index $ 5,310.00 06/30/25 CBOE 756 $ 401,436,000 $ 7,471,548 $ 7,480,620
Total Purchased Options $ 7,471,548 $ 7,480,620
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - S&P 500 Index $ 5,905.00 06/30/25 CBOE 756 $ 446,418,000 $ 5,328,288 ( $ 5,326,020 )
a
Put - S&P 500 Index 4,480.00 06/30/25 CBOE 756 338,688,000 $ 1,506,708 ( $ 1,519,560 )
a
Total Written Options $ 6,834,996 ( $ 6,845,580 )
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 419,080,847 $ 419,080,847 $ – $ –
Derivatives:
Equity Contracts
Purchased Options 7,480,620 – 7,480,620 –
Total Assets 426,561,467 419,080,847 7,480,620 –
Liabilities Derivatives:
Equity Contracts
Futures (43,874) (43,874) – –
Written Options (6,845,580) – (6,845,580) –
Total Equity Contracts (6,889,454) (43,874) (6,845,580) –
Total Liabilities (6,889,454) (43,874) (6,845,580) –
Total $ 419,672,013 $ 419,036,973 $ 635,040 $ –

PACIFIC SELECT FUND
LARGE-CAP CORE PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.7%
Communications - 10.8%
spacing
Alphabet, Inc. Class A  374,503 $ 57,913,144
Amazon.com, Inc. * 574,433 109,291,623
Meta Platforms, Inc. Class A  173,240 99,848,606
267,053,373
Consumer, Cyclical - 9.6%
spacing
Chipotle Mexican Grill, Inc. * 573,865 28,813,762
Lowe's Cos., Inc. 236,261 55,103,153
Marriott International, Inc. Class A  111,301 26,511,898
McDonald's Corp. 171,435 53,551,151
Tesla, Inc. * 110,529 28,644,696
Walmart, Inc. 490,885 43,094,794
235,719,454
Consumer, Non-Cyclical - 13.2%
spacing
AbbVie, Inc. 247,977 51,956,141
Edwards Lifesciences Corp. * 292,352 21,189,673
Eli Lilly & Co. 23,464 19,379,152
Medtronic PLC 364,272 32,733,482
Mondelez International, Inc. Class A  416,728 28,274,995
Regeneron Pharmaceuticals, Inc. * 51,213 32,480,821
Stryker Corp. 126,178 46,969,761
UnitedHealth Group, Inc. 128,566 67,336,442
Vertex Pharmaceuticals, Inc. * 50,605 24,534,316
324,854,783
Energy - 5.3%
spacing
Baker Hughes Co. 1,622,488 71,308,347
Exxon Mobil Corp. 490,991 58,393,560
129,701,907
Financial - 16.3%
spacing
American Express Co. 214,320 57,662,796
Ameriprise Financial, Inc. 93,757 45,388,701
Arthur J Gallagher & Co. 172,514 59,558,733
Mastercard, Inc. Class A  128,477 70,420,813
Morgan Stanley 243,044 28,355,944
Prologis, Inc. REIT 156,901 17,539,963
Travelers Cos., Inc. 92,670 24,507,508
U.S. Bancorp 385,502 16,275,895
Wells Fargo & Co. 1,123,300 80,641,707
400,352,060
Industrial - 12.0%
spacing
Carrier Global Corp. 347,714 22,045,068
CSX Corp. 908,321 26,731,887
Deere & Co. 81,823 38,403,625
Eaton Corp. PLC 188,434 51,222,014
Howmet Aerospace, Inc. 271,883 35,271,382
Northrop Grumman Corp. 90,043 46,102,916
Trane Technologies PLC 87,029 29,321,811
Vulcan Materials Co. 197,725 46,129,242
295,227,945
Technology - 28.0%
spacing
Apple, Inc. 813,256 180,648,555
ASML Holding NV (Netherlands)  10,512 6,965,567
Broadcom, Inc. 358,697 60,056,639
Intuit, Inc. 51,715 31,752,493
a Shares Value
Micron Technology, Inc. 150,510 $ 13,077,814
Microsoft Corp. 504,370 189,335,454
NVIDIA Corp. 1,182,135 128,119,791
NXP Semiconductors NV (China)  244,989 46,562,609
Oracle Corp. 224,235 31,350,296
687,869,218
Utilities - 4.5%
spacing
Entergy Corp. 194,952 16,666,446
NextEra Energy, Inc. 383,457 27,183,267
PG&E Corp. 1,962,587 33,717,245
Southern Co. 372,648 34,264,983
111,831,941
Total Common Stocks
    (Cost $2,261,940,331) 2,452,610,681
TOTAL INVESTMENTS - 99.7%
(Cost $2,261,940,331) 2,452,610,681
OTHER ASSETS & LIABILITIES, NET - 0.3% 7,890,496
NET ASSETS - 100.0% $ 2,460,501,177

PACIFIC SELECT FUND
LARGE-CAP CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 2,452,610,681 $ 2,452,610,681 $ – $ –

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Gamida Cell Ltd. - Contingent Value Rights
* ± Ω 334,500 $ –
Total Rights
    (Cost $681,407) –
COMMON STOCKS - 98.7%
Basic Materials - 1.6%
spacing
Carpenter Technology Corp. 43,843 7,943,475
Codexis, Inc. * 210,363 565,876
International Paper Co. 204,431 10,906,394
Vale SA ADR (Brazil)  533,108 5,320,418
24,736,163
Communications - 26.1%
spacing
Airbnb, Inc. Class A * 157,487 18,813,397
Alphabet, Inc. Class A  465,406 71,970,384
Amazon.com, Inc. * 849,841 161,690,749
Meituan Class B * ~ (China)  499,204 10,045,215
MercadoLibre, Inc. * (Brazil)  8,748 17,066,211
Meta Platforms, Inc. Class A  57,879 33,359,140
PDD Holdings, Inc. ADR * (China)  88,201 10,438,588
Shopify, Inc. Class A * (Canada)  192,800 18,390,228
Tencent Holdings Ltd. (China)  307,897 19,673,357
Trip.com Group Ltd. ADR * (China)  233,032 14,816,175
Uber Technologies, Inc. * 64,485 4,698,377
Wix.com Ltd. * (Israel)  69,900 11,420,262
Zillow Group, Inc. Class A * 25,403 1,698,445
Zillow Group, Inc. Class C * 165,725 11,362,106
405,442,634
Consumer, Cyclical - 5.5%
spacing
BYD Co. Ltd. Class H (China)  332,523 16,837,807
Carnival Corp. * 144,300 2,818,179
Ferguson Enterprises, Inc. 48,087 7,631,437
Floor & Decor Holdings, Inc. Class A * 38,714 3,115,316
Games Workshop Group PLC (United
Kingdom)  18,100 3,288,798
Kura Sushi USA, Inc. Class A * 31,509 1,613,261
Live Nation Entertainment, Inc. * 63,774 8,327,609
Lowe's Cos., Inc. 140,545 32,779,310
Savers Value Village, Inc. * 182,846 1,261,637
Starbucks Corp. 71,242 6,988,128
84,661,482
Consumer, Non-Cyclical - 20.9%
spacing
10X Genomics, Inc. Class A * 75,770 661,472
Aclaris Therapeutics, Inc. * 23,579 36,076
Align Technology, Inc. * 44,870 7,128,048
Alnylam Pharmaceuticals, Inc. * 62,220 16,800,644
Arcellx, Inc. * 9,015 591,384
Beam Therapeutics, Inc. * 82,882 1,618,685
Bio-Techne Corp. 41,767 2,448,799
Biogen, Inc. * 34,934 4,780,368
BioNTech SE ADR * (Germany)  64,879 5,907,882
Blueprint Medicines Corp. * 6,126 542,212
Boston Scientific Corp. * 500,895 50,530,288
Bruker Corp. 69,549 2,902,975
Ceribell, Inc. * 16,613 319,136
a Shares Value
Chugai Pharmaceutical Co. Ltd. (Japan)  134,643 $ 6,168,204
Constellation Brands, Inc. Class A  64,274 11,795,564
Cytokinetics, Inc. * 30,878 1,240,987
Danaher Corp. 31,196 6,395,180
Eli Lilly & Co. 54,889 45,333,374
Equifax, Inc. 108,348 26,389,239
Estee Lauder Cos., Inc. Class A  257,726 17,009,916
Exact Sciences Corp. * 293,311 12,697,433
Galapagos NV ADR * (Belgium)  63,265 1,589,217
Gilead Sciences, Inc. 136,043 15,243,618
Glaukos Corp. * 36,430 3,585,441
HealthEquity, Inc. * 131,088 11,584,247
Hookipa Pharma, Inc. * 10,359 11,188
Immunocore Holdings PLC ADR * (United
Kingdom)  28,452 844,171
Janux Therapeutics, Inc. * 14,785 399,195
Krystal Biotech, Inc. * 5,699 1,027,530
MaxCyte, Inc. * 166,590 454,791
Moderna, Inc. * 57,296 1,624,342
Penumbra, Inc. * 18,859 5,043,085
Pulmonx Corp. * 34,192 230,112
RELX PLC ADR (United Kingdom)  99,088 4,995,026
Royalty Pharma PLC Class A  573,775 17,861,616
RxSight, Inc. * 9,176 231,694
Seres Therapeutics, Inc. * 34,600 24,223
Synlogic, Inc. * 6,323 7,840
Teva Pharmaceutical Industries Ltd. ADR
* (Israel)  461,792 7,097,743
Thermo Fisher Scientific, Inc. 7,885 3,923,576
Toast, Inc. Class A * 338,570 11,230,367
UCB SA (Belgium)  47,286 8,325,390
UL Solutions, Inc. Class A  104,750 5,907,900
Vor BioPharma, Inc. * 71,506 51,306
XOMA Royalty Corp. * 42,612 849,257
Zevra Therapeutics, Inc. * 103,349 774,084
324,214,825
Energy - 1.8%
spacing
Cheniere Energy, Inc. 81,201 18,789,911
Range Resources Corp. 230,048 9,185,817
27,975,728
Financial - 10.4%
spacing
Arthur J Gallagher & Co. 91,694 31,656,436
Capital One Financial Corp. 82,479 14,788,485
Huntington Bancshares, Inc. 207,368 3,112,594
Intercontinental Exchange, Inc. 103,928 17,927,580
M&T Bank Corp. 17,120 3,060,200
Mastercard, Inc. Class A  77,876 42,685,393
Morgan Stanley 33,936 3,959,313
Rocket Cos., Inc. Class A  249,461 3,010,994
Visa, Inc. Class A  117,363 41,131,037
161,332,032
Industrial - 6.3%
spacing
Chemometec AS (Denmark)  24,924 1,796,993
Deere & Co. 45,142 21,187,398
Eagle Materials, Inc. 3,108 689,758
Flex Ltd. * 156,861 5,188,962
GE Vernova, Inc. 52,549 16,042,159
General Electric Co. 98,298 19,674,345
Ingersoll Rand, Inc. 96,317 7,708,249
Jabil, Inc. 42,015 5,716,981

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Loar Holdings, Inc. * 1,545 $ 109,154
Martin Marietta Materials, Inc. 13,482 6,446,149
Simpson Manufacturing Co., Inc. 4,733 743,460
TopBuild Corp. * 16,266 4,960,317
Westinghouse Air Brake Technologies Corp. 45,591 8,267,928
98,531,853
Technology - 26.1%
spacing
Appfolio, Inc. Class A * 3,574 785,923
Apple, Inc. 333,345 74,045,925
Astera Labs, Inc. * 2,801 167,136
BE Semiconductor Industries NV
(Netherlands)  77,050 8,052,217
Docusign, Inc. * 71,124 5,789,494
Duolingo, Inc. * 8,632 2,680,581
HubSpot, Inc. * 27,721 15,836,730
KBR, Inc. 54,467 2,713,001
Microsoft Corp. 201,300 75,566,007
Monday.com Ltd. * 16,600 4,036,456
Nutanix, Inc. Class A * 43,600 3,043,716
NVIDIA Corp. 1,359,322 147,323,318
ROBLOX Corp. Class A * 210,761 12,285,259
SailPoint, Inc. * 9,200 172,500
SiTime Corp. * 33,351 5,098,367
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  249,019 41,337,154
Veeva Systems, Inc. Class A * 20,835 4,826,011
Zeta Global Holdings Corp. Class A * 165,775 2,247,909
406,007,704
Total Common Stocks
    (Cost $1,429,045,592) 1,532,902,421
TOTAL INVESTMENTS - 98.7%
(Cost $1,429,726,999) 1,532,902,421
OTHER ASSETS & LIABILITIES, NET - 1.3% 19,649,070
NET ASSETS - 100.0% $ 1,552,551,491
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 24,736,163 $ 24,736,163 $ – $ –
Communications 405,442,634 375,724,062 29,718,572 –
Consumer, Cyclical 84,661,482 56,903,440 27,758,042 –
Consumer, Non-Cyclical 324,214,825 309,721,231 14,493,594 –
Energy 27,975,728 27,975,728 – –
Financial 161,332,032 161,332,032 – –
Industrial 98,531,853 96,734,860 1,796,993 –
Technology 406,007,704 397,955,487 8,052,217 –
Total Common Stocks 1,532,902,421 1,451,083,003 81,819,418 –
Total $ 1,532,902,421 $ 1,451,083,003 $ 81,819,418 $ –

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 51.8%
Basic Materials - 0.6%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,060,000 $ 1,011,958
6.415% due 07/15/27  662,000 673,383
Glencore Funding LLC (Australia)
due 04/01/28 # ~ 528,000 530,283
Mosaic Co.
4.050% due 11/15/27  2,500,000 2,466,646
4,682,270
Communications - 1.7%
AT&T, Inc.
1.700% due 03/25/26  3,000,000 2,918,399
2.950% due 07/15/26  60,000 58,847
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.750% due 02/15/28  2,560,000 2,481,982
6.150% due 11/10/26  500,000 510,294
Discovery Communications LLC
3.950% due 03/20/28  2,000,000 1,922,402
4.900% due 03/11/26  500,000 500,172
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 58,417
3.200% due 03/15/27  2,500,000 2,433,109
T-Mobile USA, Inc.
2.625% due 04/15/26  2,575,000 2,526,223
13,409,845
Consumer, Cyclical - 3.1%
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,173
5.050% due 07/15/26  2,500,000 2,518,720
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 758,000 762,072
5.000% due 01/15/27 ~ 500,000 503,452
Ford Motor Credit Co. LLC
5.800% due 03/05/27  4,500,000 4,521,249
5.850% due 05/17/27  4,700,000 4,725,913
6.950% due 06/10/26  200,000 203,142
General Motors Financial Co., Inc.
1.500% due 06/10/26  100,000 96,170
2.350% due 02/26/27  1,000,000 954,662
5.400% due 04/06/26  1,000,000 1,004,464
5.400% due 05/08/27  4,580,000 4,625,431
6.000% due 01/09/28  80,000 82,074
Hyundai Capital America
2.750% due 09/27/26 ~ 4,060,000 3,949,175
5.650% due 06/26/26 ~ 80,000 80,891
Ross Stores, Inc.
0.875% due 04/15/26  60,000 57,815
24,144,403
Consumer, Non-Cyclical - 5.4%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  2,560,000 2,512,032
3.557% due 08/15/27  2,500,000 2,440,034
4.700% due 04/02/27  100,000 100,183
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  2,580,000 2,506,292
a
Principal
Amount Value
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ $ 2,777,000 $ 2,829,540
Centene Corp.
4.250% due 12/15/27  2,560,000 2,500,011
Cigna Group
3.400% due 03/01/27  2,580,000 2,530,831
Constellation Brands, Inc.
3.500% due 05/09/27  2,500,000 2,446,241
CVS Health Corp.
1.300% due 08/21/27  2,290,000 2,115,125
2.875% due 06/01/26  1,580,000 1,548,539
6.250% due 06/01/27  2,000,000 2,067,022
HCA, Inc.
3.125% due 03/15/27  1,860,000 1,807,022
4.500% due 02/15/27  2,580,000 2,572,098
5.000% due 03/01/28  800,000 806,737
5.200% due 06/01/28  80,000 80,998
Humana, Inc.
1.350% due 02/03/27  2,720,000 2,562,903
3.950% due 03/15/27  2,500,000 2,466,604
Imperial Brands Finance PLC (United
Kingdom)
6.125% due 07/27/27 ~ 500,000 515,458
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
2.500% due 01/15/27  60,000 57,736
5.125% due 02/01/28  4,490,000 4,538,432
Mars, Inc.
4.450% due 03/01/27 ~ 1,053,000 1,055,316
4.600% due 03/01/28 ~ 1,786,000 1,793,516
41,852,670
Energy - 4.7%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  2,560,000 2,519,638
5.000% due 12/15/29 ~ 22,000 21,997
Cenovus Energy, Inc. (Canada)
4.250% due 04/15/27  75,000 74,389
DCP Midstream Operating LP
5.625% due 07/15/27  1,287,000 1,308,781
Diamondback Energy, Inc.
5.200% due 04/18/27  2,460,000 2,490,798
Enbridge, Inc. (Canada)
5.250% due 04/05/27  2,440,000 2,471,326
5.300% due 04/05/29  2,440,000 2,486,579
5.900% due 11/15/26  2,500,000 2,551,010
Energy Transfer LP
3.900% due 07/15/26  2,500,000 2,479,019
6.050% due 12/01/26  60,000 61,326
EQT Corp.
3.125% due 05/15/26 ~ 80,000 78,606
3.900% due 10/01/27  1,910,000 1,876,335
Hess Corp.
4.300% due 04/01/27  2,080,000 2,070,002
MPLX LP
1.750% due 03/01/26  1,600,000 1,558,494
4.125% due 03/01/27  1,500,000 1,487,401
Northwest Pipeline LLC
4.000% due 04/01/27  2,930,000 2,898,118
Occidental Petroleum Corp.
5.000% due 08/01/27  2,600,000 2,610,722
ONEOK, Inc.
4.000% due 07/13/27  2,500,000 2,469,961
4.250% due 09/24/27  2,120,000 2,101,710

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Plains All American Pipeline LP/PAA
Finance Corp.
4.500% due 12/15/26  $ 2,400,000 $ 2,399,070
Western Midstream Operating LP
4.650% due 07/01/26  580,000 579,795
36,595,077
Financial - 30.8%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 2,000,000 2,045,738
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  150,000 146,497
2.450% due 10/29/26  2,600,000 2,513,126
4.625% due 10/15/27  2,500,000 2,490,362
6.100% due 01/15/27  2,400,000 2,454,696
6.450% due 04/15/27  150,000 154,892
Ally Financial, Inc.
4.750% due 06/09/27  2,480,000 2,479,183
7.100% due 11/15/27  1,130,000 1,190,018
American Express Co.
5.098% due 02/16/28  2,440,000 2,469,831
5.389% due 07/28/27  40,000 40,433
6.338% due 10/30/26  2,400,000 2,423,465
American Tower Corp.
3.375% due 10/15/26  2,500,000 2,455,740
3.600% due 01/15/28  40,000 38,960
Aon North America, Inc.
5.125% due 03/01/27  2,000,000 2,022,095
ARES Capital Corp.
2.150% due 07/15/26  2,000,000 1,929,463
Ares Strategic Income Fund
5.700% due 03/15/28 ~ 64,000 64,017
Arthur J Gallagher & Co.
4.600% due 12/15/27  1,385,000 1,388,430
Athene Global Funding
1.608% due 06/29/26 ~ 2,000,000 1,928,897
4.950% due 01/07/27 ~ 2,100,000 2,108,268
5.516% due 03/25/27 ~ 2,120,000 2,155,689
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 97,655
4.950% due 01/15/28 ~ 3,025,000 3,013,194
6.375% due 05/04/28 ~ 2,000,000 2,070,306
Bank of America Corp.
1.658% due 03/11/27  1,080,000 1,050,781
3.559% due 04/23/27  2,560,000 2,532,756
3.824% due 01/20/28  2,580,000 2,548,171
4.948% due 07/22/28  2,580,000 2,601,121
5.819% due 09/15/29  2,440,000 2,529,085
5.933% due 09/15/27  2,460,000 2,508,670
Bank of Montreal (Canada)
4.567% due 09/10/27  2,620,000 2,621,833
5.266% due 12/11/26  2,500,000 2,533,980
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  2,620,000 2,608,242
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 192,337
5.501% due 08/09/28  2,400,000 2,436,112
5.674% due 03/12/28  2,400,000 2,443,159
5.829% due 05/09/27  2,700,000 2,733,429
6.496% due 09/13/27  2,400,000 2,459,109
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 57,839
7.300% due 11/27/28  2,300,000 2,433,467
a
Principal
Amount Value
BNP Paribas SA (France)
1.675% due 06/30/27 ~ $ 3,000,000 $ 2,895,726
Canadian Imperial Bank of Commerce
(Canada)
5.926% due 10/02/26  60,000 61,225
Capital One Financial Corp.
1.878% due 11/02/27  2,560,000 2,449,594
5.468% due 02/01/29  2,040,000 2,074,594
7.149% due 10/29/27  2,070,000 2,145,995
Citigroup, Inc.
1.122% due 01/28/27  2,680,000 2,603,364
1.462% due 06/09/27  2,680,000 2,582,035
3.070% due 02/24/28  2,000,000 1,944,139
Citizens Bank NA
4.575% due 08/09/28  1,250,000 1,246,837
Corebridge Financial, Inc.
3.650% due 04/05/27  2,560,000 2,515,773
Corebridge Global Funding
5.750% due 07/02/26 ~ 2,060,000 2,091,171
Crown Castle, Inc.
3.650% due 09/01/27  2,500,000 2,436,249
4.000% due 03/01/27  2,560,000 2,525,758
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 1,000,000 958,608
4.298% due 04/01/28 ~ 2,000,000 1,986,016
5.427% due 03/01/28 ~ 1,200,000 1,220,308
Deutsche Bank AG (Germany)
2.552% due 01/07/28  2,500,000 2,405,349
5.371% due 09/09/27  2,500,000 2,556,215
5.706% due 02/08/28  2,150,000 2,183,336
7.146% due 07/13/27  150,000 154,229
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 57,648
1.400% due 08/27/27 ~ 60,000 55,743
4.875% due 11/19/27 ~ 2,500,000 2,514,798
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 1,282,000 1,296,862
Goldman Sachs Bank USA
5.283% due 03/18/27  2,060,000 2,073,434
Goldman Sachs Group, Inc.
1.948% due 10/21/27  2,060,000 1,976,341
2.640% due 02/24/28  2,060,000 1,989,052
HPS Corporate Lending Fund
5.450% due 01/14/28 ~ 2,000,000 2,001,251
HSBC Holdings PLC (United Kingdom)
5.887% due 08/14/27  2,600,000 2,641,556
7.390% due 11/03/28  2,500,000 2,657,414
Huntington Bancshares, Inc.
4.000% due 05/15/25  1,758,000 1,755,953
4.443% due 08/04/28  130,000 129,141
Huntington National Bank
5.093% (SOFR + 0.720%)
due 04/12/28 § 1,981,000 1,978,535
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,716,000 1,722,722
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 390,000 381,870
Jackson Financial, Inc.
5.170% due 06/08/27  120,000 121,029
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 1,978,000 1,987,091
5.324% (SOFR + 0.970%)
due 01/14/28 ~ § 2,500,000 2,520,998

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.550% due 07/02/27 ~ $ 650,000 $ 662,579
JPMorgan Chase & Co.
1.040% due 02/04/27  1,500,000 1,456,493
1.470% due 09/22/27  80,000 76,538
1.578% due 04/22/27  2,680,000 2,599,262
2.069% due 06/01/29  2,770,000 2,565,176
2.182% due 06/01/28  2,280,000 2,170,285
2.947% due 02/24/28  4,100,000 3,983,960
5.012% due 01/23/30  2,480,000 2,508,088
Lloyds Banking Group PLC (United
Kingdom)
5.462% due 01/05/28  2,000,000 2,026,317
5.985% due 08/07/27  2,600,000 2,643,342
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  2,800,000 2,696,540
5.414% due 09/13/28  2,500,000 2,549,149
Morgan Stanley
1.512% due 07/20/27  2,690,000 2,586,374
1.593% due 05/04/27  2,280,000 2,208,383
3.591% due 07/22/28 § 4,580,000 4,466,801
3.772% due 01/24/29  2,580,000 2,524,155
5.656% due 04/18/30  2,440,000 2,516,083
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  200,000 193,001
5.583% due 03/01/28  3,500,000 3,559,718
NatWest Markets PLC (United Kingdom)
5.416% due 05/17/27 ~ 2,500,000 2,547,460
PNC Financial Services Group, Inc.
5.102% due 07/23/27  2,500,000 2,514,653
5.300% due 01/21/28  2,460,000 2,494,375
6.615% due 10/20/27  2,500,000 2,577,112
Royal Bank of Canada (Canada)
5.069% due 07/23/27  2,480,000 2,495,481
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,835,000 1,857,475
Santander Holdings USA, Inc.
3.244% due 10/05/26  40,000 39,095
Societe Generale SA (France)
5.500% due 04/13/29 ~ 576,000 584,042
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  2,500,000 2,483,269
4.568% due 12/17/26  2,500,000 2,504,425
5.264% due 12/11/26  40,000 40,550
5.532% due 07/17/26  40,000 40,534
Truist Financial Corp.
1.125% due 08/03/27  1,800,000 1,669,414
1.267% due 03/02/27  450,000 436,368
4.123% due 06/06/28  1,000,000 993,495
4.873% due 01/26/29  2,460,000 2,474,629
5.435% due 01/24/30  80,000 81,673
6.047% due 06/08/27  2,530,000 2,572,839
U.S. Bancorp
3.100% due 04/27/26  50,000 49,282
6.787% due 10/26/27  2,460,000 2,542,421
UBS AG (Switzerland)
5.000% due 07/09/27  2,400,000 2,427,975
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 194,677
1.494% due 08/10/27 ~ 2,100,000 2,012,313
6.442% due 08/11/28 ~ 2,600,000 2,697,511
VICI Properties LP
due 04/01/28 # 132,000 132,355
4.750% due 02/15/28  1,540,000 1,541,096
a
Principal
Amount Value
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ $ 540,000 $ 534,464
Wells Fargo & Co.
2.393% due 06/02/28  2,080,000 1,985,521
3.196% due 06/17/27  2,580,000 2,538,899
3.526% due 03/24/28  1,710,000 1,675,991
4.900% due 01/24/28  1,698,000 1,707,865
5.707% due 04/22/28  2,480,000 2,534,470
6.303% due 10/23/29  1,060,000 1,114,886
Western Union Co.
1.350% due 03/15/26  2,660,000 2,573,311
237,531,175
Industrial - 1.4%
Boeing Co.
2.700% due 02/01/27  2,600,000 2,508,386
3.100% due 05/01/26  500,000 491,366
6.259% due 05/01/27  70,000 72,038
CNH Industrial Capital LLC
1.450% due 07/15/26  2,660,000 2,558,986
4.500% due 10/08/27  2,500,000 2,488,951
Ingersoll Rand, Inc.
5.197% due 06/15/27  2,460,000 2,495,059
10,614,786
Technology - 1.7%
Broadcom, Inc.
4.150% due 02/15/28  2,040,000 2,023,166
5.050% due 07/12/27  2,440,000 2,471,227
Dell International LLC/EMC Corp.
4.900% due 10/01/26  2,060,000 2,068,488
6.020% due 06/15/26  2,060,000 2,086,895
Marvell Technology, Inc.
1.650% due 04/15/26  500,000 485,282
Micron Technology, Inc.
5.327% due 02/06/29  1,200,000 1,218,077
6.750% due 11/01/29  800,000 858,555
VMware LLC
1.400% due 08/15/26  1,540,000 1,475,175
12,686,865
Utilities - 2.4%
AES Corp.
1.375% due 01/15/26  60,000 58,362
5.450% due 06/01/28  2,560,000 2,605,203
CenterPoint Energy, Inc.
5.250% due 08/10/26  60,000 60,564
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 59,264
Dominion Energy, Inc.
1.450% due 04/15/26  2,000,000 1,936,613
2.850% due 08/15/26  60,000 58,646
Exelon Corp.
2.750% due 03/15/27  1,560,000 1,510,307
FirstEnergy Corp.
3.900% due 07/15/27  2,500,000 2,458,899
NiSource, Inc.
5.250% due 03/30/28  2,060,000 2,096,291
Pacific Gas & Electric Co.
2.100% due 08/01/27  2,500,000 2,345,674
5.450% due 06/15/27  100,000 101,046
Southern Co.
5.500% due 03/15/29  2,440,000 2,517,126

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ $ 2,519,000 $ 2,528,794
18,336,789
Total Corporate Bonds & Notes
    (Cost $399,105,947) 399,853,880
MORTGAGE-BACKED SECURITIES - 4.2%
Collateralized Mortgage Obligations - Commercial - 4.2%
Benchmark Mortgage Trust
3.042% due 08/15/52  1,662,057 1,609,266
BLP Commercial Mortgage Trust
5.661% (SOFR + 1.342%)
due 03/15/41 ~ § 94,883 94,822
BX Commercial Mortgage Trust
5.104% (SOFR + 0.784%)
due 06/15/38 ~ § 1,787,668 1,781,535
5.612% (SOFR + 1.293%)
due 12/15/39 ~ § 1,234,969 1,233,617
5.711% (SOFR + 1.392%)
due 03/15/41 ~ § 2,212,776 2,218,770
5.761% (SOFR + 1.442%)
due 02/15/39 ~ § 1,010,890 1,012,782
5.763% (SOFR + 1.443%)
due 04/15/40 ~ § 1,200,000 1,201,139
BX Trust
5.069% (SOFR + 0.750%)
due 10/15/26 ~ § 96,963 96,458
5.463% (SOFR + 1.144%)
due 03/15/30 ~ § 1,684,000 1,677,858
5.469% (SOFR + 1.150%)
due 02/15/35 ~ § 752,000 743,749
5.713% (SOFR + 1.393%)
due 03/15/30 ~ § 247,000 245,861
5.761% (SOFR + 1.442%)
due 04/15/41 ~ § 1,199,457 1,203,263
5.810% (SOFR + 1.491%)
due 04/15/37 ~ § 87,441 87,504
CD Mortgage Trust
2.622% due 08/10/49  2,625,538 2,590,464
DBGS Mortgage Trust
4.302% due 10/15/51  1,585,424 1,574,740
DTP Commercial Mortgage Trust
5.454% due 01/15/41 ~ § 100,000 102,212
ELP Commercial Mortgage Trust
5.135% (SOFR + 0.815%)
due 11/15/38 ~ § 2,146,502 2,138,098
Extended Stay America Trust
5.513% (SOFR + 1.194%)
due 07/15/38 ~ § 402,760 402,649
GS Mortgage Securities Trust
4.106% due 07/10/51 § 104,251 103,211
Hilton USA Trust
4.194% due 11/05/38 ~ § 554,000 546,821
JPMDB Commercial Mortgage Securities
Trust
3.492% due 03/15/50  105,494 104,208
Morgan Stanley Capital I Trust
1.925% due 07/15/53  2,650,000 2,435,738
4.238% due 10/15/51 § 1,469,015 1,457,158
a
Principal
Amount Value
SREIT Trust
5.164% (SOFR + 0.845%)
due 11/15/38 ~ § $ 531,065 $ 528,000
5.513% (SOFR + 1.194%)
due 11/15/38 ~ § 88,070 87,574
TCO Commercial Mortgage Trust
5.562% (SOFR + 1.243%)
due 12/15/39 ~ § 700,000 699,198
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  2,554,717 2,502,080
3.063% due 12/15/52  54,933 53,231
3.933% due 03/15/52  3,132,206 3,093,860
5.270% due 03/15/38 ~ § 464,000 463,405
32,089,271
Collateralized Mortgage Obligations - Residential - 0.0%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 153,776 149,587
Total Mortgage-Backed Securities
    (Cost $32,177,560) 32,238,858
ASSET-BACKED SECURITIES - 12.6%
Automobile Other - 1.1%
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ 753,000 753,783
4.910% due 03/15/30 ~ 1,265,000 1,266,850
5.099% (SOFR + 0.750%)
due 03/15/29 ~ § 135,000 135,404
5.499% (SOFR + 1.150%)
due 06/15/28 ~ § 4,099,000 4,129,241
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  1,620,000 1,630,274
Securitized Term Auto Receivables Trust
(Canada)
5.038% due 07/25/31 ~ 207,673 208,791
5.185% due 07/25/31 ~ 871,322 876,020
9,000,363
Automobile Sequential - 4.0%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 2,065,000 2,061,298
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  50,000 50,245
CarMax Auto Owner Trust
4.840% due 01/15/30  70,000 70,787
Carvana Auto Receivables Trust
4.640% due 01/10/30  1,630,000 1,635,206
Enterprise Fleet Financing LLC
4.820% due 02/20/29 ~ 1,225,000 1,235,762
5.060% due 03/20/31 ~ 150,000 152,817
5.160% due 09/20/30 ~ 150,000 152,413
Ford Credit Auto Lease Trust
4.720% due 06/15/28  1,715,000 1,724,401
Ford Credit Auto Owner Trust
1.370% due 10/17/33 ~ 150,000 145,298
1.530% due 05/15/34 ~ 150,000 143,187
4.450% due 10/15/29  2,550,000 2,558,919
4.610% due 08/15/29  30,000 30,211
Ford Credit Floorplan Master Owner Trust A
5.099% (SOFR + 0.750%)
due 04/15/29 ~ § 2,635,000 2,646,730

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  $ 3,270,000 $ 3,287,077
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 143,154
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 100,624
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  2,575,000 2,590,036
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 1,075,000 1,082,663
5.410% due 05/17/27 ~ 130,000 131,198
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  50,000 50,488
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ 407,000 407,920
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  250,000 250,705
4.740% due 01/16/29  485,000 487,086
SFS Auto Receivables Securitization Trust
4.750% due 07/22/30 ~ 3,230,000 3,256,129
Toyota Auto Loan Extended Note Trust
1.070% due 02/27/34 ~ 150,000 145,495
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 2,235,000 2,250,068
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  125,000 125,851
Wheels Fleet Lease Funding 1 LLC
4.570% due 01/18/40 ~ 2,500,000 2,495,603
World Omni Auto Receivables Trust
4.730% due 03/15/30  1,380,000 1,395,706
30,807,077
Credit Card Bullet - 0.8%
American Express Credit Account Master
Trust
4.650% due 07/15/29  180,000 181,633
BA Credit Card Trust
4.790% due 05/15/28  111,000 111,540
Capital One Multi-Asset Execution Trust
2.060% due 08/15/28  95,000 92,178
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 3,300,000 3,333,598
5.530% due 05/15/29 ~ 2,200,000 2,220,860
5,939,809
Other Asset-Backed Securities - 6.7%
Affirm Asset Securitization Trust
5.220% due 12/17/29 ~ 72,252 72,232
ARES LII CLO Ltd. (Cayman)
5.181% (SOFR + 0.880%)
due 04/22/31 ~ § 1,522,000 1,519,593
ARES XLV CLO Ltd. (Cayman)
5.552% (SOFR + 1.250%)
due 10/15/30 ~ § 4,100,000 4,104,700
ARES XXXIV CLO Ltd. (Cayman)
5.623% (SOFR + 1.320%)
due 04/17/33 ~ § 250,000 250,378
Barings CLO Ltd. (Cayman)
5.490% (SOFR + 1.140%)
due 01/20/36 ~ § 4,100,000 4,090,584
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 3,340,000 3,347,719
Bowling Green Park CLO LLC
5.309% (SOFR + 1.000%)
due 04/18/35 ~ § 679,000 678,986
a
Principal
Amount Value
Buckhorn Park CLO Ltd. (Cayman)
5.363% (SOFR + 1.070%)
due 07/18/34 ~ § $ 250,000 $ 249,499
CCG Receivables Trust
4.480% due 10/14/32 ~ 165,000 165,261
Cedar Funding VI CLO Ltd. (Cayman)
5.605% (SOFR + 1.312%)
due 04/20/34 ~ § 150,000 150,005
Dext ABS LLC
4.590% due 08/16/27 ~ 580,000 580,399
4.770% due 08/15/35 ~ 815,000 817,083
DLLAA LLC
4.950% due 09/20/29 ~ 1,945,000 1,971,471
Dllad LLC
5.300% due 07/20/29 ~ 150,000 152,596
Dryden 68 CLO Ltd. (Cayman)
5.402% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 249,104
Flatiron CLO 19 Ltd. (Cayman)
due 11/16/34 # ~ § 2,500,000 2,500,000
Flatiron RR CLO 22 LLC
5.234% (SOFR + 0.910%)
due 10/15/34 ~ § 2,400,000 2,382,013
Green Lakes Park CLO LLC (Cayman)
5.239% (SOFR + 0.950%)
due 01/25/38 ~ § 1,400,000 1,397,823
Hartwick Park CLO Ltd. (Jersey)
5.453% (SOFR + 1.160%)
due 01/20/37 ~ § 250,000 250,361
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 3,200,000 3,232,531
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 3,240,000 3,267,867
5.260% due 11/15/28 ~ 150,000 152,613
Madison Park Funding XLV Ltd. (Cayman)
5.382% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 249,069
Madison Park Funding XXVII Ltd. (Cayman)
5.217% (SOFR + 0.900%)
due 04/20/38 ~ § 2,575,000 2,574,894
Magnetite XXVI Ltd. (Cayman)
5.166% (SOFR + 0.930%)
due 01/25/38 ~ § 1,630,000 1,622,674
Palmer Square Loan Funding Ltd. (Cayman)
5.099% (SOFR + 0.800%)
due 02/15/33 ~ § 671,000 668,466
5.702% (SOFR + 1.400%)
due 04/15/31 ~ § 2,382,000 2,385,841
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 335,000 336,146
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 180,000 180,595
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 3,200,000 3,227,016
Valley Stream Park CLO Ltd. (Jersey)
5.483% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 249,491
Verizon Master Trust
4.510% due 03/20/30  1,925,000 1,927,498
4.620% due 11/20/30  270,000 272,149
4.710% due 01/21/31  1,935,000 1,953,290
Voya CLO Ltd. (Cayman)
5.253% (SOFR + 0.950%)
due 04/20/38 ~ § 2,400,000 2,389,562

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, open futures contracts outstanding were as follows:
(b) As of March 31, 2025, swap agreements outstanding were as follows:
a
Principal
Amount Value
5.280% (SOFR + 1.000%)
due 01/20/38 ~ § $ 2,100,000 $ 2,092,741
51,712,250
Total Asset-Backed Securities
    (Cost $97,193,184) 97,459,499
U.S. TREASURY OBLIGATIONS - 10.7%
U.S. Treasury Notes - 10.7%
3.500% due 09/30/26 ‡ 41,250,000 40,981,714
4.250% due 03/15/27 ‡ 41,250,000 41,515,063
82,496,777
Total U.S. Treasury Obligations
    (Cost $82,265,871) 82,496,777
SHORT-TERM INVESTMENTS - 21.1%
U.S. Treasury Bills - 21.1%
4.311% due 06/26/25  82,450,000 81,624,722
4.324% due 07/22/25 ‡ 82,450,000 81,376,501
163,001,223
Total Short-Term Investments
(Cost $163,000,671) 163,001,223
TOTAL INVESTMENTS - 100.4%
(Cost $773,743,233) 775,050,237
DERIVATIVES - (1.8%) (13,961,049)
OTHER ASSETS & LIABILITIES, NET - 1.4% 10,590,894
NET ASSETS - 100.0% $ 771,680,082
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 06/25 138 $ 39,348,399 $ 39,007,425 ( $ 340,974 )
a
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 06/25 1,235 254,229,526 255,857,267 (1,627,741)
CBOT 5 Year U.S. Treasury Notes 06/25 221 23,498,135 23,902,531 (404,396)
( $ 2,032,137 )
Total Futures Contracts ( $ 2,373,111 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return Index SOFR + 0.960% S BRC 07/15/25 $ 24,452,355 ( $ 313,684 ) $ – ( $ 313,684 )
S&P 500 Total Return Index SOFR + 1.100% S JPM 09/16/25 372,407,991 (4,797,668) – (4,797,668)
S&P 500 Total Return Index SOFR + 1.080% S BRC 11/17/25 347,943,141 (4,479,785) – (4,479,785)
Russell 1000 Growth Total Return Index SOFR + 0.780% S JPM 01/15/26 76,017,662 (1,990,297) – (1,990,297)
( $ 11,581,434 ) $ – ( $ 11,581,434 )

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(c) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Return Swaps - Short
Pay Receive
Payment
Frequency
Receive Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell 1000 Value Total Return Index SOFR + 0.720% S GSC 01/15/26 $ 78,467,752 ( $ 6,504 ) $ – ( $ 6,504 )
a
Total Return Swaps ( $ 11,587,938 ) $ – ( $ 11,587,938 )
Total Swap Agreements ( $ 11,587,938 ) $ – ( $ 11,587,938 )
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 399,853,880 $ – $ 399,853,880 $ –
Mortgage-Backed Securities 32,238,858 – 32,238,858 –
Asset-Backed Securities 97,459,499 – 97,459,499 –
U.S. Treasury Obligations 82,496,777 – 82,496,777 –
Short-Term Investments 163,001,223 – 163,001,223 –
Total Assets 775,050,237 – 775,050,237 –
Liabilities Derivatives:
Equity Contracts
Futures (340,974) (340,974) – –
Swaps (11,587,938) – (11,587,938) –
Total Equity Contracts (11,928,912) (340,974) (11,587,938) –
Interest Rate Contracts
Futures (2,032,137) (2,032,137) – –
Total Liabilities - Derivatives (13,961,049) (2,373,111) (11,587,938) –
Total Liabilities (13,961,049) (2,373,111) (11,587,938) –
Total $ 761,089,188 ( $ 2,373,111 ) $ 763,462,299 $ –

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 97.8%
Basic Materials - 5.2%
spacing
Air Products & Chemicals, Inc. 95,623 $ 28,201,135
Sherwin-Williams Co. 45,238 15,796,657
43,997,792
Communications - 6.5%
spacing
Alphabet, Inc. Class A  51,549 7,971,537
Comcast Corp. Class A  369,145 13,621,451
Meta Platforms, Inc. Class A  17,964 10,353,731
Motorola Solutions, Inc. 36,926 16,166,572
Walt Disney Co. 66,208 6,534,730
54,648,021
Consumer, Cyclical - 4.1%
spacing
Home Depot, Inc. 38,754 14,202,953
O'Reilly Automotive, Inc. * 9,438 13,520,690
Starbucks Corp. 66,118 6,485,515
34,209,158
Consumer, Non-Cyclical - 19.5%
spacing
Becton Dickinson & Co. 94,561 21,660,143
CVS Health Corp. 243,521 16,498,548
Haleon PLC ADR 1,361,238 14,007,139
Johnson & Johnson 102,656 17,024,471
McKesson Corp. 32,584 21,928,706
Merck & Co., Inc. 79,439 7,130,445
Novo Nordisk AS ADR (Denmark)  101,578 7,053,576
PepsiCo, Inc. 112,919 16,931,075
Thermo Fisher Scientific, Inc. 33,584 16,711,398
UnitedHealth Group, Inc. 49,272 25,806,210
164,751,711
Energy - 8.1%
spacing
Chevron Corp. 113,090 18,918,826
ConocoPhillips 178,497 18,745,755
Enterprise Products Partners LP 745,443 25,449,424
Venture Global, Inc. Class A * 554,232 5,708,590
68,822,595
Financial - 26.5%
spacing
American Express Co. 64,802 17,434,978
American Tower Corp. REIT 52,898 11,510,605
Bank of America Corp. 430,293 17,956,127
Berkshire Hathaway, Inc. Class B * 38,544 20,527,764
Capital One Financial Corp. 85,144 15,266,319
Charles Schwab Corp. 239,959 18,783,990
JPMorgan Chase & Co. 172,828 42,394,708
Marsh & McLennan Cos., Inc. 65,197 15,910,024
Progressive Corp. 54,463 15,413,574
Travelers Cos., Inc. 75,546 19,978,895
U.S. Bancorp 245,012 10,344,407
Visa, Inc. Class A  53,179 18,637,112
224,158,503
Industrial - 13.8%
spacing
Deere & Co. 31,178 14,633,394
Illinois Tool Works, Inc. 33,312 8,261,709
Martin Marietta Materials, Inc. 31,314 14,972,163
Northrop Grumman Corp. 28,666 14,677,279
Otis Worldwide Corp. 102,324 10,559,837
a Shares Value
Parker-Hannifin Corp. 23,249 $ 14,131,904
RTX Corp. 104,913 13,896,776
Veralto Corp. 105,617 10,292,377
XPO, Inc. * 138,103 14,857,121
116,282,560
Technology - 6.6%
spacing
Broadcom, Inc. 70,703 11,837,803
Intel Corp. 873,067 19,827,352
Microchip Technology, Inc. 356,896 17,277,335
Microsoft Corp. 18,970 7,121,148
56,063,638
Utilities - 7.5%
spacing
Edison International 248,137 14,620,232
Sempra 455,822 32,527,458
WEC Energy Group, Inc. 146,459 15,961,102
63,108,792
Total Common Stocks
    (Cost $698,213,934) 826,042,770
TOTAL INVESTMENTS - 97.8%
(Cost $698,213,934) 826,042,770
OTHER ASSETS & LIABILITIES, NET - 2.2% 18,660,169
NET ASSETS - 100.0% $ 844,702,939

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 826,042,770 $ 826,042,770 $ – $ –

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.7%
Communications - 6.5%
spacing
CDW Corp. 68,203 $ 10,930,213
Expedia Group, Inc. * 88,341 14,850,122
FactSet Research Systems, Inc. 30,689 13,952,447
Pinterest, Inc. Class A * 449,635 13,938,685
Trade Desk, Inc. Class A * 231,732 12,680,375
66,351,842
Consumer, Cyclical - 16.4%
spacing
Boot Barn Holdings, Inc. * 97,617 10,486,994
Casey's General Stores, Inc. 31,088 13,493,436
Copart, Inc. * 241,989 13,694,157
Fastenal Co. 344,773 26,737,146
Floor & Decor Holdings, Inc. Class A * 232,013 18,670,086
On Holding AG Class A * (Switzerland)  361,677 15,884,854
Pool Corp. 66,913 21,301,754
SharkNinja, Inc. * 174,773 14,577,816
Tractor Supply Co. 336,287 18,529,414
Vail Resorts, Inc. 91,817 14,692,556
168,068,213
Consumer, Non-Cyclical - 23.0%
spacing
Align Technology, Inc. * 79,540 12,635,724
Bio-Techne Corp. 266,068 15,599,567
Booz Allen Hamilton Holding Corp. 105,404 11,023,150
Cencora, Inc. 73,184 20,351,739
Corpay, Inc. * 61,080 21,299,818
GE HealthCare Technologies, Inc. 215,687 17,408,098
IDEXX Laboratories, Inc. * 66,196 27,799,010
Inspire Medical Systems, Inc. * 64,860 10,330,901
Insulet Corp. * 98,712 25,922,758
Ionis Pharmaceuticals, Inc. * 225,115 6,791,720
MarketAxess Holdings, Inc. 89,603 19,385,609
Paylocity Holding Corp. * 69,485 13,017,320
Repligen Corp. * 113,298 14,416,037
Rollins, Inc. 359,218 19,408,549
235,390,000
Financial - 9.6%
spacing
Blue Owl Capital, Inc. 687,302 13,773,532
Brown & Brown, Inc. 102,889 12,799,391
CoStar Group, Inc. * 524,595 41,563,662
Kinsale Capital Group, Inc. 35,235 17,149,227
LPL Financial Holdings, Inc. 40,156 13,136,634
98,422,446
Industrial - 19.2%
spacing
AAON, Inc. 32,476 2,537,350
BWX Technologies, Inc. 98,200 9,687,430
Coherent Corp. * 249,618 16,210,193
Generac Holdings, Inc. * 127,590 16,159,273
HEICO Corp. Class A  113,533 23,952,057
Howmet Aerospace, Inc. 162,126 21,032,606
Itron, Inc. * 71,014 7,439,427
Lincoln Electric Holdings, Inc. 89,903 17,006,051
Martin Marietta Materials, Inc. 33,946 16,230,601
Novanta, Inc. * 120,319 15,385,190
Old Dominion Freight Line, Inc. 101,879 16,855,881
Trex Co., Inc. * 238,518 13,857,896
a Shares Value
Trimble, Inc. * 312,795 $ 20,534,992
196,888,947
Technology - 24.0%
spacing
Appfolio, Inc. Class A * 41,164 9,051,964
AppLovin Corp. Class A * 76,719 20,328,233
ASGN, Inc. * 123,706 7,795,952
Bentley Systems, Inc. Class B  129,981 5,113,453
Clearwater Analytics Holdings, Inc.
Class A * 266,768 7,149,382
Cloudflare, Inc. Class A * 120,846 13,618,136
CyberArk Software Ltd. * 32,782 11,080,316
Datadog, Inc. Class A * 188,411 18,692,255
HubSpot, Inc. * 33,190 18,961,115
Impinj, Inc. * 61,785 5,603,899
Lattice Semiconductor Corp. * 206,715 10,842,202
MACOM Technology Solutions Holdings,
Inc. * 70,244 7,051,093
Monday.com Ltd. * 41,603 10,116,185
Monolithic Power Systems, Inc. 29,177 16,922,076
Onto Innovation, Inc. * 75,923 9,212,497
Snowflake, Inc. Class A * 62,494 9,134,123
Teradyne, Inc. 145,500 12,018,300
Tyler Technologies, Inc. * 27,720 16,116,131
Veeva Systems, Inc. Class A * 96,458 22,342,567
Waystar Holding Corp. * 236,466 8,834,370
Workiva, Inc. * 67,409 5,117,017
245,101,266
Total Common Stocks
    (Cost $1,046,206,654) 1,010,222,714
TOTAL INVESTMENTS - 98.7%
(Cost $1,046,206,654) 1,010,222,714
OTHER ASSETS & LIABILITIES, NET - 1.3% 13,025,916
NET ASSETS - 100.0% $ 1,023,248,630

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,010,222,714 $ 1,010,222,714 $ – $ –

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 54.5%
Basic Materials - 0.8%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,500,000 $ 1,432,016
6.415% due 07/15/27  955,000 971,421
Glencore Funding LLC (Australia)
due 04/01/28 # ~ 488,000 490,110
5.338% due 04/04/27 ~ 569,000 576,306
Mosaic Co.
4.050% due 11/15/27  1,920,000 1,894,385
5,364,238
Communications - 1.7%
AT&T, Inc.
1.650% due 02/01/28  1,330,000 1,230,529
1.700% due 03/25/26  500,000 486,400
2.950% due 07/15/26  500,000 490,392
Charter Communications Operating LLC/
Charter Communications Operating
Capital
2.250% due 01/15/29  66,000 59,461
4.200% due 03/15/28  1,920,000 1,883,388
6.150% due 11/10/26  675,000 688,897
Discovery Communications LLC
3.950% due 03/20/28  2,000,000 1,922,402
4.900% due 03/11/26  500,000 500,172
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  1,548,000 1,506,581
5.000% due 02/15/29  1,003,000 1,004,213
T-Mobile USA, Inc.
2.250% due 02/15/26  2,217,000 2,173,578
2.625% due 04/15/26  500,000 490,529
12,436,542
Consumer, Cyclical - 3.6%
AutoZone, Inc.
5.050% due 07/15/26  2,780,000 2,800,816
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 1,176,000 1,182,318
5.000% due 01/15/27 ~ 500,000 503,452
Delta Air Lines, Inc.
7.000% due 05/01/25 ~ 1,480,000 1,482,035
Ford Motor Credit Co. LLC
4.950% due 05/28/27  300,000 295,719
5.125% due 06/16/25  618,000 617,612
5.800% due 03/05/27  500,000 502,361
5.850% due 05/17/27  2,200,000 2,212,129
6.950% due 06/10/26  3,175,000 3,224,871
7.350% due 11/04/27  1,820,000 1,886,447
General Motors Financial Co., Inc.
1.500% due 06/10/26  700,000 673,193
2.350% due 02/26/27  1,015,000 968,982
4.000% due 10/06/26  585,000 578,143
4.350% due 04/09/25  295,000 294,937
5.400% due 05/08/27  2,200,000 2,221,823
5.550% due 07/15/29  615,000 620,099
6.050% due 10/10/25  794,000 798,973
Hyundai Capital America
2.750% due 09/27/26 ~ 2,000,000 1,945,407
5.650% due 06/26/26 ~ 2,000,000 2,022,271
O'Reilly Automotive, Inc.
5.750% due 11/20/26  500,000 509,328
a
Principal
Amount Value
Ross Stores, Inc.
0.875% due 04/15/26  $ 500,000 $ 481,789
25,822,705
Consumer, Non-Cyclical - 5.0%
Altria Group, Inc.
6.200% due 11/01/28  1,168,000 1,226,978
Amgen, Inc.
2.600% due 08/19/26  250,000 244,066
5.507% due 03/02/26  1,120,000 1,120,221
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  404,000 377,601
3.215% due 09/06/26  600,000 588,757
3.557% due 08/15/27  2,065,000 2,015,468
4.700% due 04/02/27  600,000 601,097
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  812,000 788,802
5.931% due 02/02/29  2,091,000 2,179,925
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,250,000 2,292,570
Centene Corp.
4.250% due 12/15/27  1,800,000 1,757,821
Cigna Group
3.400% due 03/01/27  2,000,000 1,961,884
CVS Health Corp.
1.300% due 08/21/27  2,220,000 2,050,471
2.875% due 06/01/26  800,000 784,070
6.250% due 06/01/27  1,530,000 1,581,272
Elevance Health, Inc.
5.150% due 06/15/29  612,000 624,566
HCA, Inc.
4.125% due 06/15/29  847,000 822,659
4.500% due 02/15/27  1,523,000 1,518,335
5.200% due 06/01/28  922,000 933,499
5.250% due 06/15/26  1,516,000 1,520,626
5.625% due 09/01/28  696,000 712,045
Humana, Inc.
1.350% due 02/03/27  843,000 794,312
3.950% due 03/15/27  775,000 764,647
5.750% due 12/01/28  772,000 797,299
Imperial Brands Finance PLC (United
Kingdom)
6.125% due 07/27/27 ~ 700,000 721,640
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
2.500% due 01/15/27  2,500,000 2,405,666
5.125% due 02/01/28  1,500,000 1,516,180
Mars, Inc.
4.450% due 03/01/27 ~ 998,000 1,000,195
4.600% due 03/01/28 ~ 1,693,000 1,700,125
35,402,797
Energy - 5.3%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  2,000,000 1,968,467
5.000% due 12/15/29 ~ 492,000 491,932
Cenovus Energy, Inc. (Canada)
4.250% due 04/15/27  1,500,000 1,487,787
Cheniere Energy Partners LP
4.500% due 10/01/29  1,036,000 1,008,076
DCP Midstream Operating LP
5.625% due 07/15/27  2,000,000 2,033,848

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Diamondback Energy, Inc.
3.250% due 12/01/26  $ 1,470,000 $ 1,441,747
5.200% due 04/18/27  500,000 506,260
Enbridge, Inc. (Canada)
5.250% due 04/05/27  2,181,000 2,209,001
5.300% due 04/05/29  2,550,000 2,598,679
5.900% due 11/15/26  2,340,000 2,387,745
Energy Transfer LP
5.500% due 06/01/27  1,070,000 1,086,683
6.000% due 02/01/29 ~ 600,000 610,302
6.050% due 12/01/26  600,000 613,261
EQT Corp.
3.900% due 10/01/27  1,109,000 1,089,453
Hess Corp.
4.300% due 04/01/27  2,500,000 2,487,983
MPLX LP
1.750% due 03/01/26  2,150,000 2,094,226
4.000% due 03/15/28  295,000 289,732
4.250% due 12/01/27  445,000 441,219
Northwest Pipeline LLC
4.000% due 04/01/27  2,230,000 2,205,735
Occidental Petroleum Corp.
5.000% due 08/01/27  3,180,000 3,193,114
ONEOK, Inc.
4.000% due 07/13/27  700,000 691,589
4.250% due 09/24/27  500,000 495,686
5.550% due 11/01/26  1,385,000 1,403,774
5.650% due 11/01/28  266,000 274,052
Plains All American Pipeline LP/PAA
Finance Corp.
4.500% due 12/15/26  2,300,000 2,299,109
Western Midstream Operating LP
4.650% due 07/01/26  2,500,000 2,499,118
Williams Cos., Inc.
4.900% due 03/15/29  297,000 299,028
38,207,606
Financial - 32.9%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 2,000,000 2,045,738
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  500,000 488,324
2.450% due 10/29/26  1,500,000 1,449,880
3.650% due 07/21/27  2,000,000 1,953,810
6.100% due 01/15/27  2,000,000 2,045,580
6.450% due 04/15/27  2,000,000 2,065,233
Ally Financial, Inc.
4.750% due 06/09/27  2,000,000 1,999,341
7.100% due 11/15/27  3,000,000 3,159,340
American Express Co.
5.098% due 02/16/28  2,000,000 2,024,451
5.389% due 07/28/27  1,500,000 1,516,259
6.338% due 10/30/26  500,000 504,889
American Tower Corp.
3.375% due 10/15/26  500,000 491,148
3.650% due 03/15/27  2,235,000 2,197,980
Aon North America, Inc.
5.125% due 03/01/27  1,662,000 1,680,361
5.150% due 03/01/29  325,000 330,842
ARES Capital Corp.
2.150% due 07/15/26  1,500,000 1,447,097
Ares Strategic Income Fund
5.700% due 03/15/28 ~ 1,940,000 1,940,524
a
Principal
Amount Value
Arthur J Gallagher & Co.
4.600% due 12/15/27  $ 1,047,000 $ 1,049,593
Athene Global Funding
1.608% due 06/29/26 ~ 1,800,000 1,736,007
4.950% due 01/07/27 ~ 2,300,000 2,309,055
5.516% due 03/25/27 ~ 1,500,000 1,525,252
Avolon Holdings Funding Ltd. (Ireland)
4.950% due 01/15/28 ~ 2,744,000 2,733,290
5.500% due 01/15/26 ~ 2,700,000 2,711,719
Bank of America Corp.
1.319% due 06/19/26  135,000 134,040
1.658% due 03/11/27  2,577,000 2,507,280
3.419% due 12/20/28  955,000 925,724
3.559% due 04/23/27  600,000 593,615
3.705% due 04/24/28  3,021,000 2,970,261
3.824% due 01/20/28  1,200,000 1,185,196
5.202% due 04/25/29  1,014,000 1,030,407
5.819% due 09/15/29  2,501,000 2,592,312
5.933% due 09/15/27  1,867,000 1,903,938
Bank of Montreal (Canada)
4.567% due 09/10/27  2,000,000 2,001,399
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  2,000,000 1,991,024
Barclays PLC (United Kingdom)
2.279% due 11/24/27  500,000 480,843
4.837% due 09/10/28  778,000 778,826
5.674% due 03/12/28  2,200,000 2,239,562
5.690% due 03/12/30  670,000 687,095
5.829% due 05/09/27  2,235,000 2,262,672
6.496% due 09/13/27  1,500,000 1,536,943
7.325% due 11/02/26  1,500,000 1,521,772
Blackstone Private Credit Fund
3.250% due 03/15/27  2,000,000 1,927,963
7.300% due 11/27/28  1,450,000 1,534,142
BNP Paribas SA (France)
1.323% due 01/13/27 ~ 500,000 486,880
1.675% due 06/30/27 ~ 500,000 482,621
Capital One Financial Corp.
1.878% due 11/02/27  3,025,000 2,894,539
4.927% due 05/10/28  287,000 288,007
5.468% due 02/01/29  1,603,000 1,630,184
7.149% due 10/29/27  1,660,000 1,720,943
Citigroup, Inc.
1.122% due 01/28/27  500,000 485,702
1.462% due 06/09/27  1,071,000 1,031,850
3.070% due 02/24/28  1,351,000 1,313,266
3.200% due 10/21/26  1,302,000 1,276,736
3.520% due 10/27/28  1,500,000 1,458,219
4.542% due 09/19/30  740,000 730,213
5.174% due 02/13/30  622,000 630,219
Citizens Bank NA
4.575% due 08/09/28  2,700,000
2,693,169
Corebridge Financial, Inc.
3.650% due 04/05/27  2,000,000 1,965,448
Corebridge Global Funding
5.750% due 07/02/26 ~ 1,500,000 1,522,698
Crown Castle, Inc.
1.050% due 07/15/26  379,000 361,355
3.650% due 09/01/27  314,000 305,993
3.700% due 06/15/26  500,000 494,133
4.000% due 03/01/27  300,000 295,987
5.000% due 01/11/28  366,000 367,481
5.600% due 06/01/29  340,000 347,578

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ $ 800,000 $ 766,887
4.298% due 04/01/28 ~ 1,900,000 1,886,715
5.427% due 03/01/28 ~ 2,300,000 2,338,924
6.259% due 09/22/26 ~ 1,500,000 1,510,651
Deutsche Bank AG (Germany)
2.129% due 11/24/26  1,500,000 1,473,224
2.311% due 11/16/27  500,000 480,609
5.706% due 02/08/28  2,500,000 2,538,763
7.146% due 07/13/27  2,000,000 2,056,388
DNB Bank ASA (Norway)
1.535% due 05/25/27 ~ 1,500,000 1,450,175
Equitable Financial Life Global Funding
1.400% due 08/27/27 ~ 500,000 464,524
4.875% due 11/19/27 ~ 2,000,000 2,011,838
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 1,188,000 1,201,772
Goldman Sachs Group, Inc.
1.948% due 10/21/27  2,092,000 2,007,041
2.640% due 02/24/28  500,000 482,780
3.691% due 06/05/28  1,132,000 1,110,572
5.798% due 08/10/26  2,597,000 2,607,639
HPS Corporate Lending Fund
5.450% due 01/14/28 ~ 1,600,000 1,601,001
HSBC Holdings PLC (United Kingdom)
4.292% due 09/12/26  1,500,000 1,496,770
5.597% due 05/17/28  1,500,000 1,525,036
5.887% due 08/14/27  500,000 507,992
7.336% due 11/03/26  1,500,000 1,522,864
7.390% due 11/03/28  2,100,000 2,232,227
Huntington Bancshares, Inc.
4.443% due 08/04/28  2,500,000 2,483,482
Huntington National Bank
5.093% (SOFR + 0.720%)
due 04/12/28 § 1,878,000 1,875,663
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,626,000 1,632,369
Jackson Financial, Inc.
5.170% due 06/08/27  1,500,000 1,512,866
Jackson National Life Global Funding
5.324% (SOFR + 0.970%)
due 01/14/28 ~ § 1,300,000 1,310,919
5.550% due 07/02/27 ~ 2,200,000 2,242,573
JPMorgan Chase & Co.
2.083% due 04/22/26  1,525,000 1,522,529
2.182% due 06/01/28  1,000,000 951,879
2.947% due 02/24/28  2,100,000 2,040,565
4.505% due 10/22/28  420,000 419,657
4.851% due 07/25/28  1,290,000 1,298,454
4.979% due 07/22/28  1,944,000 1,961,594
5.012% due 01/23/30  500,000 505,663
5.040% due 01/23/28  1,985,000 2,002,638
5.571% due 04/22/28  1,704,000 1,738,244
6.070% due 10/22/27  1,599,000 1,637,051
6.087% due 10/23/29  645,000 675,426
Lloyds Banking Group PLC (United
Kingdom)
1.627% due 05/11/27  1,500,000 1,451,158
5.462% due 01/05/28  2,000,000 2,026,317
5.985% due 08/07/27  2,000,000 2,033,340
Mizuho Financial Group, Inc. (Japan)
1.234% due 05/22/27  1,500,000 1,443,932
1.554% due 07/09/27  700,000 674,135
a
Principal
Amount Value
2.226% due 05/25/26  $ 1,500,000 $ 1,494,462
5.414% due 09/13/28  2,500,000 2,549,149
Morgan Stanley
1.512% due 07/20/27  600,000 576,886
1.593% due 05/04/27  600,000 581,153
3.591% due 07/22/28 § 600,000 585,171
3.772% due 01/24/29  500,000 489,177
5.042% due 07/19/30  2,377,000 2,397,330
5.173% due 01/16/30  545,000 552,320
5.652% due 04/13/28  2,890,000 2,950,319
5.656% due 04/18/30  1,667,000 1,718,980
Morgan Stanley Bank NA
4.952% due 01/14/28  935,000 941,078
4.968% due 07/14/28  1,449,000 1,461,817
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  2,000,000 1,930,011
3.073% due 05/22/28  700,000 677,494
5.847% due 03/02/27  2,000,000 2,021,327
7.472% due 11/10/26  1,500,000 1,524,833
PNC Financial Services Group, Inc.
5.102% due 07/23/27  1,500,000 1,508,792
5.300% due 01/21/28  2,100,000 2,129,344
6.615% due 10/20/27  2,200,000 2,267,859
Realty Income Corp.
3.250% due 06/15/29  563,000 532,739
5.050% due 01/13/26  455,000 455,046
Royal Bank of Canada (Canada)
4.875% due 01/19/27  374,000 377,488
4.950% due 04/25/25  1,482,000 1,482,346
4.950% due 02/01/29  131,000 132,747
5.069% due 07/23/27  500,000 503,121
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,995,000 2,019,435
Santander Holdings USA, Inc.
2.490% due 01/06/28  2,000,000 1,917,553
3.244% due 10/05/26  500,000 488,689
Societe Generale SA (France)
5.500% due 04/13/29 ~ 438,000 444,115
Sumitomo Mitsui Financial Group, Inc.
(Japan)
5.316% due 07/09/29  520,000 531,897
Toronto-Dominion Bank (Canada)
4.568% due 12/17/26  2,400,000 2,404,248
5.264% due 12/11/26  500,000 506,872
5.523% due 07/17/28  15,000 15,426
5.532% due 07/17/26  1,500,000 1,520,028
Truist Financial Corp.
1.125% due 08/03/27  500,000 463,726
1.267% due 03/02/27  2,000,000 1,939,416
4.873% due 01/26/29  2,000,000 2,011,893
5.435% due 01/24/30  405,000 413,468
5.900% due 10/28/26  1,500,000 1,509,995
6.047% due 06/08/27  1,746,000 1,775,564
U.S. Bancorp
5.384% due 01/23/30  699,000 713,296
6.787% due 10/26/27  2,000,000 2,067,009
UBS Group AG (Switzerland)
1.305% due 02/02/27 ~ 1,870,000 1,818,723
4.703% due 08/05/27 ~ 2,500,000 2,500,163
6.442% due 08/11/28 ~ 2,481,000 2,574,048
VICI Properties LP
due 04/01/28 # 122,000 122,328
4.750% due 02/15/28  1,382,000 1,382,984

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ $ 1,235,000 $ 1,222,339
4.625% due 06/15/25 ~ 2,406,000 2,407,323
Wells Fargo & Co.
2.393% due 06/02/28  700,000 668,204
3.196% due 06/17/27  600,000 590,441
3.526% due 03/24/28  1,449,000 1,420,182
3.584% due 05/22/28  645,000 631,621
4.540% due 08/15/26  83,000 82,968
4.900% due 01/24/28  1,288,000 1,295,483
5.198% due 01/23/30  1,376,000 1,399,359
5.707% due 04/22/28  2,218,000 2,266,716
6.303% due 10/23/29  2,210,000 2,324,433
Western Union Co.
1.350% due 03/15/26  500,000 483,705
235,483,433
Industrial - 1.1%
BAE Systems PLC (United Kingdom)
5.000% due 03/26/27 ~ 978,000 986,864
Boeing Co.
2.196% due 02/04/26  2,575,000 2,519,873
6.259% due 05/01/27  600,000 617,470
CNH Industrial Capital LLC
1.450% due 07/15/26  600,000 577,215
4.500% due 10/08/27  1,500,000 1,493,371
Ingersoll Rand, Inc.
5.197% due 06/15/27  1,500,000 1,521,377
7,716,170
Technology - 1.6%
Broadcom, Inc.
3.459% due 09/15/26  220,000 216,979
4.000% due 04/15/29 ~ 1,252,000 1,222,353
4.750% due 04/15/29  98,000 98,417
5.050% due 07/12/27  2,197,000 2,225,117
Dell International LLC/EMC Corp.
due 04/01/28 # 1,864,000 1,872,940
5.250% due 02/01/28  390,000 397,175
6.020% due 06/15/26  500,000 506,528
Marvell Technology, Inc.
1.650% due 04/15/26  800,000 776,451
Microchip Technology, Inc.
5.050% due 03/15/29  463,000 466,308
Micron Technology, Inc.
5.327% due 02/06/29  1,150,000 1,167,323
6.750% due 11/01/29  750,000 804,896
VMware LLC
1.400% due 08/15/26  1,483,000 1,420,574
1.800% due 08/15/28  150,000 136,786
3.900% due 08/21/27  208,000 204,412
11,516,259
Utilities - 2.5%
AES Corp.
1.375% due 01/15/26  2,500,000 2,431,760
Dominion Energy, Inc.
1.450% due 04/15/26  600,000 580,984
2.850% due 08/15/26  500,000 488,715
Duke Energy Corp.
0.900% due 09/15/25  711,000 699,258
4.850% due 01/05/29  1,084,000 1,091,039
Edison International
4.950% due 04/15/25  150,000 149,944
a
Principal
Amount Value
Eversource Energy
0.800% due 08/15/25  $ 245,000 $ 241,356
2.900% due 03/01/27  1,110,000 1,075,490
5.450% due 03/01/28  515,000 526,372
5.950% due 02/01/29  108,000 112,213
Exelon Corp.
2.750% due 03/15/27  500,000 484,073
5.150% due 03/15/28  960,000 975,734
5.150% due 03/15/29  589,000 599,163
FirstEnergy Corp.
3.900% due 07/15/27  2,140,000 2,104,817
FirstEnergy Transmission LLC
4.550% due 01/15/30  265,000 261,454
Pacific Gas & Electric Co.
5.310% (SOFR + 0.950%)
due 09/04/25 § 1,445,000 1,445,226
San Diego Gas & Electric Co.
4.950% due 08/15/28  95,000 96,337
Sempra
3.300% due 04/01/25  385,000 385,000
3.400% due 02/01/28  100,000 96,655
Southern California Edison Co.
4.700% due 06/01/27  249,000 248,803
5.150% due 06/01/29  870,000 875,920
5.650% due 10/01/28  247,000 252,966
Southern Co.
5.500% due 03/15/29  1,340,000 1,382,356
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 1,223,000 1,227,755
WEC Energy Group, Inc.
5.600% due 09/12/26  7,000 7,103
17,840,493
Total Corporate Bonds & Notes
    (Cost $387,234,507) 389,790,243
MORTGAGE-BACKED SECURITIES - 4.6%
Collateralized Mortgage Obligations - Commercial - 4.6%
Bank
3.229% due 11/15/50  2,482,209 2,401,714
Benchmark Mortgage Trust
5.805% due 01/10/57  420,000 432,941
BFLD Mortgage Trust
5.811% (SOFR + 1.492%)
due 08/15/26 ~ § 407,879 406,975
BMO Mortgage Trust
7.055% due 11/15/56 § 1,000,000 1,071,044
BX Commercial Mortgage Trust
5.104% (SOFR + 0.784%)
due 06/15/38 ~ § 755,748 753,155
5.283% (SOFR + 0.964%)
due 11/15/38 ~ § 362,637 361,777
5.612% (SOFR + 1.293%)
due 12/15/39 ~ § 935,839 934,814
5.711% (SOFR + 1.392%)
due 03/15/41 ~ § 2,334,699 2,341,023
5.761% (SOFR + 1.442%)
due 02/15/39 ~ § 2,296,858 2,301,157
5.763% (SOFR + 1.443%)
due 04/15/40 ~ § 1,195,000 1,196,135
5.960% (SOFR + 1.641%)
due 05/15/41 ~ § 769,574 770,262

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.010% (SOFR + 1.691%)
due 08/15/39 ~ § $ 900,000 $ 901,472
BX Trust
5.319% (SOFR + 1.000%)
due 01/15/39 ~ § 800,000 798,567
5.469% (SOFR + 1.150%)
due 02/15/35 ~ § 602,000 595,395
5.713% (SOFR + 1.393%)
due 03/15/30 ~ § 234,000 232,921
5.761% (SOFR + 1.442%)
due 04/15/41 ~ § 195,345 195,965
COMM Mortgage Trust
6.160% (SOFR + 1.841%)
due 06/15/41 ~ § 740,000 739,001
CSAIL Commercial Mortgage Trust
3.808% due 11/15/48  2,683,000 2,665,364
DTP Commercial Mortgage Trust
5.454% due 01/15/41 ~ § 750,000 766,586
ELM Trust
5.414% due 06/10/39 ~ § 2,040,000 2,067,563
Extended Stay America Trust
5.513% (SOFR + 1.194%)
due 07/15/38 ~ § 121,261 121,228
GS Mortgage Securities Corp. Trust
4.852% due 08/10/41 ~ § 180,000 181,403
5.384% (SOFR + 1.064%)
due 10/15/36 ~ § 500,000 496,558
Morgan Stanley Capital I Trust
3.261% due 07/15/52  1,085,000 1,022,001
3.587% due 12/15/50  656,000 634,363
MTN Commercial Mortgage Trust
5.717% (SOFR + 1.397%)
due 03/15/39 ~ § 475,000 473,566
OPEN Trust
7.408% (SOFR + 3.089%)
due 11/15/40 ~ § 174,358 175,305
SREIT Trust
5.255% (SOFR + 0.936%)
due 11/15/36 ~ § 800,000 795,411
TCO Commercial Mortgage Trust
5.562% (SOFR + 1.243%)
due 12/15/39 ~ § 528,000 527,395
UBS Commercial Mortgage Trust
2.865% due 10/15/52  433,818 418,384
3.460% due 04/15/52  895,828 875,085
Wells Fargo Commercial Mortgage Trust
3.933% due 03/15/52  1,847,218 1,824,604
4.175% due 09/15/61  2,603,434 2,567,619
5.270% due 03/15/38 ~ § 440,000 439,436
32,486,189
Collateralized Mortgage Obligations - Residential - 0.0%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 145,690 141,721
Total Mortgage-Backed Securities
    (Cost $32,314,317) 32,627,910
a
Principal
Amount Value
ASSET-BACKED SECURITIES - 15.1%
Automobile Other - 1.0%
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ $ 715,000 $ 715,743
4.910% due 03/15/30 ~ 1,200,000 1,201,755
5.830% due 06/15/30 ~ 187,000 191,950
Nissan Master Owner Trust Receivables
5.019% (SOFR + 0.670%)
due 02/15/28 ~ § 3,000,000 3,006,261
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  1,230,000 1,237,801
Securitized Term Auto Receivables Trust
(Canada)
5.038% due 07/25/31 ~ 162,526 163,401
5.185% due 07/25/31 ~ 677,193 680,845
7,197,756
Automobile Sequential - 7.2%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,900,000 1,896,594
5.300% due 11/15/32 ~ 335,436 337,014
5.540% due 04/15/33 ~ 495,648 498,998
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  1,140,000 1,145,580
Carvana Auto Receivables Trust
4.640% due 01/10/30  1,230,000 1,233,929
Chesapeake Funding II LLC (Canada)
5.520% due 05/15/36 ~ 638,828 645,991
Enterprise Fleet Financing LLC
4.980% due 08/21/28 ~ 291,000 294,971
5.060% due 03/20/31 ~ 95,000 96,784
5.160% due 09/20/30 ~ 50,000 50,804
5.230% due 03/20/30 ~ 475,263 478,468
5.420% due 10/22/29 ~ 1,661,000 1,682,301
5.500% due 04/22/30 ~ 1,930,000 1,965,468
5.510% due 01/22/29 ~ 426,565 428,171
Ford Credit Auto Owner Trust
4.450% due 10/15/29  2,400,000 2,408,394
4.610% due 08/15/29  635,000 639,473
5.280% due 02/15/36 ~ 1,146,000 1,174,468
5.530% due 09/15/28  1,381,000 1,399,129
Ford Credit Floorplan Master Owner Trust A
4.060% due 11/15/30  727,000 717,108
5.099% (SOFR + 0.750%)
due 04/15/29 ~ § 1,200,000 1,205,342
GM Financial Consumer Automobile
Receivables Trust
4.850% due 12/18/28  556,000 559,384
GM Financial Revolving Receivables Trust
5.770% due 08/11/36 ~ 1,380,000 1,441,626
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 2,855,000 2,872,812
5.340% due 06/15/28 ~ 3,450,000 3,485,989
Hyundai Auto Receivables Trust
5.480% due 04/17/28  1,365,000 1,376,238
5.540% due 10/16/28  2,410,000 2,442,516
Navistar Financial Dealer Note Master
Owner Trust
5.590% due 04/25/29 ~ 554,000 560,048
Nissan Auto Receivables Owner Trust
5.930% due 03/15/28  2,190,000 2,214,841
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ 2,500,000 2,505,653

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.790% due 01/22/29 ~ $ 1,046,180 $ 1,053,830
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  1,570,000 1,574,426
Toyota Auto Receivables Owner Trust
5.540% due 08/15/28  3,662,000 3,718,249
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  2,830,000 2,849,261
5.480% due 12/20/28  2,152,000 2,185,896
Westlake Automobile Receivables Trust
6.240% due 07/15/27 ~ 1,731,000 1,747,564
Wheels Fleet Lease Funding 1 LLC
4.570% due 01/18/40 ~ 2,400,000 2,395,779
51,283,099
Credit Card Bullet - 0.7%
American Express Credit Account Master
Trust
4.870% due 05/15/28  1,620,000 1,629,557
5.230% due 09/15/28  3,243,000 3,284,105
4,913,662
Other Asset-Backed Securities - 6.2%
Affirm Asset Securitization Trust
5.220% due 12/17/29 ~ 1,199,383 1,199,055
ARES LII CLO Ltd. (Cayman)
5.181% (SOFR + 0.880%)
due 04/22/31 ~ § 1,150,000 1,148,181
ARES XLV CLO Ltd. (Cayman)
5.552% (SOFR + 1.250%)
due 10/15/30 ~ § 1,900,000 1,902,178
Barings CLO Ltd. (Cayman)
5.490% (SOFR + 1.140%)
due 01/20/36 ~ § 2,500,000 2,494,259
Bowling Green Park CLO LLC
5.309% (SOFR + 1.000%)
due 04/18/35 ~ § 639,000 638,987
Buckhorn Park CLO Ltd. (Cayman)
5.363% (SOFR + 1.070%)
due 07/18/34 ~ § 1,566,000 1,562,861
CCG Receivables Trust
4.480% due 10/14/32 ~ 155,000 155,245
Cedar Funding VI CLO Ltd. (Cayman)
5.605% (SOFR + 1.312%)
due 04/20/34 ~ § 2,700,000 2,700,084
CNH Equipment Trust
4.770% due 06/15/29  610,878 614,208
5.190% due 09/17/29  918,000 933,746
Dext ABS LLC
4.590% due 08/16/27 ~ 550,000 550,378
4.770% due 08/15/35 ~ 775,000 776,981
Dryden 68 CLO Ltd. (Cayman)
5.402% (SOFR + 1.100%)
due 07/15/35 ~ § 1,421,000 1,415,908
Flatiron CLO 19 Ltd. (Cayman)
due 11/16/34 # ~ § 2,400,000 2,400,000
Flatiron RR CLO 22 LLC
5.234% (SOFR + 0.910%)
due 10/15/34 ~ § 2,300,000 2,282,763
Hartwick Park CLO Ltd. (Jersey)
5.453% (SOFR + 1.160%)
due 01/20/37 ~ § 1,248,000 1,249,801
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 1,900,000 1,919,315
John Deere Owner Trust
4.960% due 11/15/28  636,000 642,716
a
Principal
Amount Value
Madison Park Funding XLV Ltd. (Cayman)
5.382% (SOFR + 1.080%)
due 07/15/34 ~ § $ 1,413,000 $ 1,407,738
Madison Park Funding XXIII Ltd. (Cayman)
5.532% (SOFR + 1.232%)
due 07/27/31 ~ § 2,532,826 2,538,086
Madison Park Funding XXVII Ltd. (Cayman)
5.217% (SOFR + 0.900%)
due 04/20/38 ~ § 1,500,000 1,499,939
Magnetite XXVI Ltd. (Cayman)
5.166% (SOFR + 0.930%)
due 01/25/38 ~ § 1,230,000 1,224,472
MMAF Equipment Finance LLC
4.950% due 07/14/31 ~ 202,027 204,520
Palmer Square Loan Funding Ltd. (Cayman)
5.099% (SOFR + 0.800%)
due 02/15/33 ~ § 638,000 635,590
5.402% (SOFR + 1.100%)
due 04/15/31 ~ § 1,724,250 1,723,541
5.702% (SOFR + 1.400%)
due 04/15/31 ~ § 2,000,000 2,003,225
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 255,000 255,872
PFS Financing Corp.
5.270% due 05/15/28 ~ 2,600,000 2,619,222
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 135,000 135,446
Regional Management Issuance Trust
5.830% due 07/15/36 ~ 113,000 115,369
Valley Stream Park CLO Ltd. (Jersey)
5.483% (SOFR + 1.190%)
due 01/20/37 ~ § 909,000 907,149
Verizon Master Trust
4.620% due 11/20/30  1,755,000 1,768,964
4.830% due 12/22/31 ~ 358,000 362,821
5.000% due 12/20/28  2,650,000 2,659,899
44,648,519
Total Asset-Backed Securities
    (Cost $107,313,729) 108,043,036
U.S. TREASURY OBLIGATIONS - 10.7%
U.S. Treasury Notes - 10.7%
3.500% due 09/30/26 ‡ 38,637,600 38,386,305
4.250% due 03/15/27 ‡ 38,035,600 38,280,008
76,666,313
Total U.S. Treasury Obligations
    (Cost $76,336,784) 76,666,313
SHORT-TERM INVESTMENTS - 15.5%
U.S. Treasury Bills - 15.5%
4.362% due 06/26/25  56,000,000 55,439,471
5.933% due 07/22/25 ‡ 56,000,000 55,270,880
110,710,351
Total Short-Term Investments
(Cost $110,709,976) 110,710,351

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, open futures contracts outstanding were as follows:
(b) As of March 31, 2025, swap agreements outstanding were as follows:
a
Principal
Amount Value
TOTAL INVESTMENTS - 100.4%
(Cost $713,909,313) $ 717,837,853
DERIVATIVES - (1.9%) (13,525,567)
OTHER ASSETS & LIABILITIES, NET - 1.5% 10,584,135
NET ASSETS - 100.0% $ 714,896,421
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's MidCap 400 Index 06/25 56 $ 16,607,190 $ 16,456,160 ( $ 151,030 )
a
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 06/25 1,034 212,847,748 214,215,720 (1,367,972)
CBOT 5 Year U.S. Treasury Notes 06/25 442 46,996,270 47,805,062 (808,792)
( $ 2,176,764 )
Total Futures Contracts ( $ 2,327,794 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell Midcap Total Return Index SOFR + 0.990% S BOA 04/15/25 $ 289,552,915 ( $ 3,277,121 ) $ – ( $ 3,277,121 )
Russell Midcap Total Return Index SOFR + 0.905% S BRC 07/15/25 289,552,915 (3,268,234) – (3,268,234)
Russell Midcap Growth Total Return Index SOFR + 0.600% S JPM 07/15/25 207,310,054 (5,855,946) – (5,855,946)
Russell Midcap Value Total Return Index SOFR + 0.600% S JPM 07/15/25 35,099,499 (195,932) – (195,932)
( $ 12,597,233 ) $ – ( $ 12,597,233 )
Total Return Swaps - Short
Pay Receive
Payment
Frequency
Receive Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell Midcap Growth Total Return Index SOFR + 0.540% S BRC 07/15/25 $ 34,493,646 $ 973,547 $ – $ 973,547
Russell Midcap Value Total Return Index SOFR + 0.520% S GSC 07/15/25 76,726,318 425,913 – 425,913
$ 1,399,460 $ – $ 1,399,460
Total Return Swaps ( $ 11,197,773 ) $ – ( $ 11,197,773 )
Total Swap Agreements ( $ 11,197,773 ) $ – ( $ 11,197,773 )

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(c) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 389,790,243 $ – $ 389,790,243 $ –
Mortgage-Backed Securities 32,627,910 – 32,627,910 –
Asset-Backed Securities 108,043,036 – 108,043,036 –
U.S. Treasury Obligations 76,666,313 – 76,666,313 –
Short-Term Investments 110,710,351 – 110,710,351 –
Derivatives:
Equity Contracts
Swaps 1,399,460 – 1,399,460 –
Total Assets 719,237,313 – 719,237,313 –
Liabilities Derivatives:
Equity Contracts
Futures (151,030) (151,030) – –
Swaps (12,597,233) – (12,597,233) –
Total Equity Contracts (12,748,263) (151,030) (12,597,233) –
Interest Rate Contracts
Futures (2,176,764) (2,176,764) – –
Total Liabilities - Derivatives (14,925,027) (2,327,794) (12,597,233) –
Total Liabilities (14,925,027) (2,327,794) (12,597,233) –
Total $ 704,312,286 ( $ 2,327,794 ) $ 706,640,080 $ –

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 97.3%
Basic Materials - 4.4%
spacing
CF Industries Holdings, Inc. 28,220 $ 2,205,393
Commercial Metals Co. 27,960 1,286,440
DuPont de Nemours, Inc. 19,566 1,461,189
Freeport-McMoRan, Inc. 35,963 1,361,559
Mosaic Co. 55,881 1,509,346
Reliance, Inc. 7,926 2,288,632
10,112,559
Communications - 2.7%
spacing
eBay, Inc. 36,963 2,503,504
Gen Digital, Inc. 65,445 1,736,910
InterDigital, Inc. 6,619 1,368,478
Maplebear, Inc. * 15,714 626,832
6,235,724
Consumer, Cyclical - 10.5%
spacing
AutoZone, Inc. * 1,229 4,685,907
Beacon Roofing Supply, Inc. * 8,074 998,754
Boyd Gaming Corp. 25,419 1,673,333
Churchill Downs, Inc. 13,407 1,489,115
Darden Restaurants, Inc. 5,021 1,043,163
Gentex Corp. 45,950 1,070,635
Harley-Davidson, Inc. 31,269 789,542
Lennar Corp. Class A  2,316 265,830
LKQ Corp. 25,414 1,081,112
MSC Industrial Direct Co., Inc. Class A  13,734 1,066,720
NVR, Inc. * 292 2,115,362
Ralph Lauren Corp. 7,460 1,646,720
Resideo Technologies, Inc. * 46,770 827,829
Ross Stores, Inc. 12,247 1,565,044
Somnigroup International, Inc. 41,304 2,473,284
Wyndham Hotels & Resorts, Inc. 14,540 1,316,015
24,108,365
Consumer, Non-Cyclical - 14.3%
spacing
Cencora, Inc. 15,699 4,365,735
Coca-Cola Consolidated, Inc. 1,477 1,993,950
Coca-Cola Europacific Partners PLC
(United Kingdom)  17,057 1,484,471
Equifax, Inc. 7,607 1,852,761
H&R Block, Inc. 29,338 1,610,950
Humana, Inc. 5,571 1,474,087
ICON PLC * 4,245 742,832
Lamb Weston Holdings, Inc. 26,062 1,389,105
McKesson Corp. 2,267 1,525,668
Molina Healthcare, Inc. * 4,003 1,318,548
Primo Brands Corp. Class A  51,303 1,820,743
Quest Diagnostics, Inc. 5,903 998,788
RB Global, Inc. (Canada)  25,107 2,518,232
Robert Half, Inc. 25,500 1,391,025
Solventum Corp. * 25,551 1,942,898
Sysco Corp. 30,171 2,264,032
Tenet Healthcare Corp. * 7,519 1,011,305
U.S. Foods Holding Corp. * 36,546 2,392,301
Valvoline, Inc. * 18,543 645,482
32,742,913
Energy - 6.5%
spacing
Chord Energy Corp. 13,872 1,563,652
Diamondback Energy, Inc. 12,640 2,020,883
a Shares Value
EQT Corp. 43,690 $ 2,334,357
Marathon Petroleum Corp. 15,684 2,285,002
ONEOK, Inc. 7,801 774,015
Phillips 66 8,936 1,103,417
Range Resources Corp. 54,429 2,173,350
Schlumberger NV 26,465 1,106,237
TechnipFMC PLC (United Kingdom)  16,945 536,987
Weatherford International PLC 17,459 934,930
14,832,830
Financial - 24.6%
spacing
Affiliated Managers Group, Inc. 9,012 1,514,286
Ameriprise Financial, Inc. 8,867 4,292,603
Aon PLC Class A  5,033 2,008,620
BXP, Inc. REIT 20,327 1,365,771
Carlyle Group, Inc. 53,975 2,352,770
Discover Financial Services 6,381 1,089,237
East West Bancorp, Inc. 16,122 1,447,111
EastGroup Properties, Inc. REIT 9,374 1,651,230
Equitable Holdings, Inc. 16,065 836,826
Equity LifeStyle Properties, Inc. REIT 22,559 1,504,685
Equity Residential REIT 18,934 1,355,296
Essex Property Trust, Inc. REIT 5,173 1,585,887
Evercore, Inc. Class A  10,572 2,111,440
Extra Space Storage, Inc. REIT 9,520 1,413,625
Fifth Third Bancorp 81,704 3,202,797
First American Financial Corp. 22,290 1,462,893
Huntington Bancshares, Inc. 168,567 2,530,191
Lamar Advertising Co. Class A REIT 17,852 2,031,200
LPL Financial Holdings, Inc. 11,906 3,894,929
Markel Group, Inc. * 1,478 2,763,284
Regency Centers Corp. REIT 30,309 2,235,592
RenaissanceRe Holdings Ltd. (Bermuda)  6,620 1,588,800
Rocket Cos., Inc. Class A  106,833 1,289,474
Simon Property Group, Inc. REIT 19,008 3,156,849
SLM Corp. 59,065 1,734,739
Synchrony Financial 40,159 2,126,017
Travelers Cos., Inc. 6,360 1,681,966
VICI Properties, Inc. REIT 46,315 1,510,795
Voya Financial, Inc. 10,252 694,675
56,433,588
Industrial - 21.1%
spacing
Allegion PLC 20,493 2,673,517
AMETEK, Inc. 12,101 2,083,066
Arrow Electronics, Inc. * 9,953 1,033,420
Ball Corp. 29,733 1,548,197
Builders FirstSource, Inc. * 4,576 571,725
Dover Corp. 6,511 1,143,853
Expeditors International of Washington, Inc. 25,135 3,022,484
Flex Ltd. * 39,606 1,310,167
Fortive Corp. 22,422 1,640,842
Frontdoor, Inc. * 34,099 1,310,084
Generac Holdings, Inc. * 14,461 1,831,486
Howmet Aerospace, Inc. 33,628 4,362,560
ITT, Inc. 5,420 700,047
Jacobs Solutions, Inc. 3,933 475,460
Keysight Technologies, Inc. * 16,272 2,437,057
L3Harris Technologies, Inc. 9,234 1,932,769
Landstar System, Inc. 6,641 997,478
Masco Corp. 33,464 2,327,087
Masterbrand, Inc. * 53,554 699,415
Matson, Inc. 5,358 686,735
Norfolk Southern Corp. 15,013 3,555,829

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Packaging Corp. of America 10,570 $ 2,093,071
Parker-Hannifin Corp. 3,205 1,948,159
Sensata Technologies Holding PLC 20,374 494,477
TE Connectivity PLC (Switzerland)  6,708 947,975
Textron, Inc. 40,042 2,893,035
TopBuild Corp. * 2,998 914,240
UFP Industries, Inc. 11,258 1,205,056
Watts Water Technologies, Inc. Class A  7,057 1,439,063
48,278,354
Technology - 7.9%
spacing
CACI International, Inc. Class A * 2,549 935,279
Check Point Software Technologies Ltd. *
(Israel)  17,984 4,098,913
Cognizant Technology Solutions Corp.
Class A  13,358 1,021,887
Dell Technologies, Inc. Class C  9,441 860,547
Fidelity National Information Services, Inc. 13,500 1,008,180
Lam Research Corp. 12,606 916,456
Leidos Holdings, Inc. 10,541 1,422,402
Microchip Technology, Inc. 28,938 1,400,889
NetApp, Inc. 10,052 882,968
Science Applications International Corp. 10,389 1,166,373
SS&C Technologies Holdings, Inc. 25,920 2,165,098
Zebra Technologies Corp. Class A * 7,372 2,083,032
17,962,024
Utilities - 5.3%
spacing
American Electric Power Co., Inc. 6,960 760,519
CenterPoint Energy, Inc. 41,904 1,518,182
DTE Energy Co. 21,988 3,040,281
Entergy Corp. 24,849 2,124,341
FirstEnergy Corp. 52,625 2,127,103
NRG Energy, Inc. 8,392 801,100
OGE Energy Corp. 37,242 1,711,642
12,083,168
Total Common Stocks
    (Cost $207,565,501) 222,789,525
TOTAL INVESTMENTS - 97.3%
(Cost $207,565,501) 222,789,525
OTHER ASSETS & LIABILITIES, NET - 2.7% 6,296,888
NET ASSETS - 100.0% $ 229,086,413
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 222,789,525 $ 222,789,525 $ – $ –

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 53.2%
Basic Materials - 0.6%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 575,000 $ 548,940
6.415% due 07/15/27  350,000 356,018
Glencore Funding LLC (Australia)
due 04/01/28 # ~ 269,000 270,163
5.338% due 04/04/27 ~ 700,000 708,988
Mosaic Co.
4.050% due 11/15/27  600,000 591,995
2,476,104
Communications - 1.5%
AT&T, Inc.
1.700% due 03/25/26  1,100,000 1,070,080
2.950% due 07/15/26  575,000 563,951
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.750% due 02/15/28  565,000 547,781
6.150% due 11/10/26  700,000 714,412
Discovery Communications LLC
3.950% due 03/20/28  1,100,000 1,057,321
4.900% due 03/11/26  600,000 600,206
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  75,000 73,021
3.625% due 12/15/25  500,000 495,654
T-Mobile USA, Inc.
2.625% due 04/15/26  590,000 578,824
5,701,250
Consumer, Cyclical - 3.5%
AutoZone, Inc.
3.125% due 04/21/26  75,000 73,967
5.050% due 07/15/26  1,220,000 1,229,135
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 798,000 802,287
5.000% due 01/15/27 ~ 600,000 604,143
Dollar General Corp.
4.625% due 11/01/27  25,000 25,056
Ford Motor Credit Co. LLC
5.800% due 03/05/27  1,800,000 1,808,499
5.850% due 05/17/27  1,500,000 1,508,270
6.950% due 06/10/26  1,000,000 1,015,708
General Motors Financial Co., Inc.
1.250% due 01/08/26  500,000 486,493
1.500% due 06/10/26  800,000 769,363
2.350% due 02/26/27  500,000 477,331
5.000% due 04/09/27  1,000,000 1,001,507
5.400% due 05/08/27  800,000 807,936
6.000% due 01/09/28  100,000 102,592
Hyundai Capital America
2.750% due 09/27/26 ~ 1,275,000 1,240,197
5.650% due 06/26/26 ~ 600,000 606,681
O'Reilly Automotive, Inc.
5.750% due 11/20/26  500,000 509,328
Ross Stores, Inc.
0.875% due 04/15/26  575,000 554,058
13,622,551
a
Principal
Amount Value
Consumer, Non-Cyclical - 5.3%
Altria Group, Inc.
2.625% due 09/16/26  $ 20,000 $ 19,457
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  1,475,000 1,447,362
3.557% due 08/15/27  600,000 585,608
4.700% due 04/02/27  920,000 921,681
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  600,000 582,859
Bayer U.S. Finance II LLC (Germany)
4.250% due 12/15/25 ~ 800,000 796,524
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 1,150,000 1,171,758
Campbell's Co.
5.300% due 03/20/26  20,000 20,138
Centene Corp.
4.250% due 12/15/27  1,375,000 1,342,780
Cigna Group
3.400% due 03/01/27  1,300,000 1,275,225
Constellation Brands, Inc.
3.500% due 05/09/27  600,000 587,098
CVS Health Corp.
1.300% due 08/21/27  600,000 554,181
2.875% due 06/01/26  1,600,000 1,568,140
6.250% due 06/01/27  610,000 630,442
HCA, Inc.
3.125% due 03/15/27  1,075,000 1,044,381
4.500% due 02/15/27  600,000 598,163
5.200% due 06/01/28  100,000 101,247
5.250% due 06/15/26  900,000 902,746
Humana, Inc.
1.350% due 02/03/27  725,000 683,126
3.950% due 03/15/27  1,100,000 1,085,306
Imperial Brands Finance PLC (United
Kingdom)
6.125% due 07/27/27 ~ 700,000 721,640
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
2.500% due 01/15/27  775,000 745,756
5.125% due 02/01/28  1,720,000 1,738,553
Mars, Inc.
4.450% due 03/01/27 ~ 540,000 541,188
4.600% due 03/01/28 ~ 916,000 919,855
20,585,214
Energy - 5.3%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,175,000 1,156,474
5.000% due 12/15/29 ~ 25,000 24,997
Cenovus Energy, Inc. (Canada)
4.250% due 04/15/27  1,020,000 1,011,695
DCP Midstream Operating LP
5.625% due 07/15/27  884,000 898,961
Diamondback Energy, Inc.
5.200% due 04/18/27  1,175,000 1,189,710
Enbridge, Inc. (Canada)
5.250% due 04/05/27  650,000 658,345
5.300% due 04/05/29  1,360,000 1,385,962
5.900% due 11/15/26  1,200,000 1,224,485
Energy Transfer LP
3.900% due 07/15/26  800,000 793,286
6.000% due 02/01/29 ~ 1,000,000 1,017,170

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.050% due 12/01/26  $ 875,000 $ 894,339
EQT Corp.
3.125% due 05/15/26 ~ 100,000 98,257
3.900% due 10/01/27  952,000 935,220
Hess Corp.
4.300% due 04/01/27  1,200,000 1,194,232
MPLX LP
1.750% due 03/01/26  1,100,000 1,071,464
Northwest Pipeline LLC
4.000% due 04/01/27  840,000 830,860
Occidental Petroleum Corp.
5.000% due 08/01/27  1,520,000 1,526,268
ONEOK, Inc.
4.000% due 07/13/27  1,300,000 1,284,380
4.250% due 09/24/27  1,350,000 1,338,353
Plains All American Pipeline LP/PAA
Finance Corp.
4.500% due 12/15/26  1,250,000 1,249,516
Western Midstream Operating LP
4.650% due 07/01/26  600,000 599,788
20,383,762
Financial - 31.8%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 1,100,000 1,125,156
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  750,000 732,486
2.450% due 10/29/26  500,000 483,293
3.650% due 07/21/27  1,200,000 1,172,286
6.100% due 01/15/27  1,200,000 1,227,348
6.450% due 04/15/27  1,250,000 1,290,771
Air Lease Corp.
1.875% due 08/15/26  15,000 14,448
2.200% due 01/15/27  15,000 14,379
Ally Financial, Inc.
4.750% due 06/09/27  1,400,000 1,399,539
7.100% due 11/15/27  1,050,000 1,105,769
American Express Co.
5.098% due 02/16/28  1,150,000 1,164,059
5.389% due 07/28/27  50,000 50,542
6.338% due 10/30/26  1,100,000 1,110,755
American Tower Corp.
1.600% due 04/15/26  500,000 485,067
3.375% due 10/15/26  500,000 491,148
3.600% due 01/15/28  650,000 633,109
Aon North America, Inc.
5.125% due 03/01/27  600,000 606,628
ARES Capital Corp.
2.150% due 07/15/26  600,000 578,839
Ares Strategic Income Fund
5.700% due 03/15/28 ~ 773,000 773,209
Arthur J Gallagher & Co.
4.600% due 12/15/27  352,000 352,872
Athene Global Funding
1.608% due 06/29/26 ~ 1,215,000 1,171,805
4.860% due 08/27/26 ~ 500,000 501,662
4.950% due 01/07/27 ~ 800,000 803,149
5.516% due 03/25/27 ~ 750,000 762,626
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 115,000 112,303
3.250% due 02/15/27 ~ 500,000 484,945
4.950% due 01/15/28 ~ 1,228,000 1,223,207
6.375% due 05/04/28 ~ 530,000 548,632
a
Principal
Amount Value
Bank of America Corp.
1.658% due 03/11/27  $ 700,000 $ 681,062
3.559% due 04/23/27  1,275,000 1,261,431
3.824% due 01/20/28  1,300,000 1,283,962
4.948% due 07/22/28  1,300,000 1,310,642
5.819% due 09/15/29  1,250,000 1,295,638
5.933% due 09/15/27  1,175,000 1,198,247
Bank of Montreal (Canada)
4.567% due 09/10/27  1,250,000 1,250,875
5.266% due 12/11/26  615,000 623,359
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  1,200,000 1,194,615
5.350% due 12/07/26  20,000 20,281
Barclays PLC (United Kingdom)
2.279% due 11/24/27  1,200,000 1,154,022
4.837% due 09/10/28  600,000 600,637
5.674% due 03/12/28  1,200,000 1,221,579
5.829% due 05/09/27  1,400,000 1,417,334
7.385% due 11/02/28  600,000 637,514
Blackstone Private Credit Fund
3.250% due 03/15/27  575,000 554,289
7.300% due 11/27/28  615,000 650,688
BNP Paribas SA (France)
1.323% due 01/13/27 ~ 500,000 486,880
1.675% due 06/30/27 ~ 1,000,000 965,242
Canadian Imperial Bank of Commerce
(Canada)
5.926% due 10/02/26  75,000 76,531
Capital One Financial Corp.
1.878% due 11/02/27  1,375,000 1,315,699
5.468% due 02/01/29  550,000 559,327
7.149% due 10/29/27  1,285,000 1,332,176
Citigroup, Inc.
1.122% due 01/28/27  1,300,000 1,262,826
1.462% due 06/09/27  1,300,000 1,252,480
3.070% due 02/24/28  1,200,000 1,166,483
Citizens Bank NA
4.575% due 08/09/28  1,000,000 997,470
Corebridge Financial, Inc.
3.650% due 04/05/27  1,575,000 1,547,790
Corebridge Global Funding
5.750% due 07/02/26 ~ 675,000 685,214
Crown Castle, Inc.
3.700% due 06/15/26  1,100,000 1,087,092
4.000% due 03/01/27  375,000 369,984
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 1,000,000 958,608
4.298% due 04/01/28 ~ 1,000,000 993,008
5.427% due 03/01/28 ~ 1,100,000 1,118,616
Deutsche Bank AG (Germany)
2.129% due 11/24/26  300,000 294,645
2.311% due 11/16/27  600,000 576,731
2.552% due 01/07/28  500,000 481,070
5.706% due 02/08/28  1,350,000 1,370,932
7.146% due 07/13/27  750,000 771,146
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 75,000 72,061
1.400% due 08/27/27 ~ 875,000 812,916
4.875% due 11/19/27 ~ 700,000 704,143
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 651,000 658,547
Goldman Sachs Bank USA
5.283% due 03/18/27  675,000 679,402

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Goldman Sachs Group, Inc.
1.948% due 10/21/27  $ 1,175,000 $ 1,127,282
2.640% due 02/24/28  1,275,000 1,231,088
3.691% due 06/05/28  700,000 686,749
HPS Corporate Lending Fund
5.450% due 01/14/28 ~ 1,150,000 1,150,719
HSBC Holdings PLC (United Kingdom)
5.597% due 05/17/28  800,000 813,353
5.887% due 08/14/27  1,400,000 1,422,376
7.390% due 11/03/28  1,400,000 1,488,152
Huntington Bancshares, Inc.
4.000% due 05/15/25  300,000 299,651
4.443% due 08/04/28  660,000 655,639
Huntington National Bank
5.093% (SOFR + 0.720%)
due 04/12/28 § 1,011,000 1,009,742
ING Groep NV (Netherlands)
4.858% due 03/25/29  882,000 885,455
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 200,000 195,831
Jackson Financial, Inc.
5.170% due 06/08/27  150,000 151,287
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 1,116,000 1,121,129
5.324% (SOFR + 0.970%)
due 01/14/28 ~ § 650,000 655,459
5.550% due 07/02/27 ~ 1,200,000 1,223,222
JPMorgan Chase & Co.
1.470% due 09/22/27  700,000 669,710
1.578% due 04/22/27  1,300,000 1,260,836
2.069% due 06/01/29  1,400,000 1,296,478
2.182% due 06/01/28  1,400,000 1,332,631
2.947% due 02/24/28  1,300,000 1,263,207
5.012% due 01/23/30  1,300,000 1,314,724
Lloyds Banking Group PLC (United
Kingdom)
5.462% due 01/05/28  1,200,000 1,215,790
5.985% due 08/07/27  1,400,000 1,423,338
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  1,400,000 1,348,270
5.414% due 09/13/28  1,700,000 1,733,421
Morgan Stanley
1.512% due 07/20/27  1,320,000 1,269,150
1.593% due 05/04/27  1,200,000 1,162,307
3.591% due 07/22/28 § 1,700,000 1,657,983
3.772% due 01/24/29  1,400,000 1,369,696
5.656% due 04/18/30  1,250,000 1,288,977
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  700,000 675,504
3.073% due 05/22/28  1,300,000 1,258,203
5.516% due 09/30/28  600,000 611,091
5.583% due 03/01/28  600,000 610,237
5.847% due 03/02/27  700,000 707,464
PNC Financial Services Group, Inc.
5.300% due 01/21/28  1,275,000 1,292,816
6.615% due 10/20/27  1,420,000 1,463,800
Royal Bank of Canada (Canada)
5.069% due 07/23/27  1,145,000 1,152,147
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,078,000 1,091,203
Santander Holdings USA, Inc.
3.244% due 10/05/26  550,000 537,558
a
Principal
Amount Value
Societe Generale SA (France)
5.500% due 04/13/29 ~ $ 200,000 $ 202,792
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  600,000 595,985
4.568% due 12/17/26  1,120,000 1,121,982
5.264% due 12/11/26  550,000 557,559
5.532% due 07/17/26  50,000 50,668
Truist Financial Corp.
1.125% due 08/03/27  1,200,000 1,112,943
1.267% due 03/02/27  612,000 593,461
4.873% due 01/26/29  1,175,000 1,181,987
5.435% due 01/24/30  100,000 102,091
6.047% due 06/08/27  650,000 661,006
U.S. Bancorp
3.100% due 04/27/26  50,000 49,282
4.653% due 02/01/29  615,000 615,468
6.787% due 10/26/27  1,175,000 1,214,368
UBS AG (Switzerland)
5.000% due 07/09/27  600,000 606,994
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 194,677
4.703% due 08/05/27 ~ 1,500,000 1,500,098
6.442% due 08/11/28 ~ 1,300,000 1,348,756
VICI Properties LP
due 04/01/28 # 67,000 67,180
4.750% due 02/15/28  1,150,000 1,150,819
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 850,000 841,286
Wells Fargo & Co.
2.393% due 06/02/28  1,400,000 1,336,408
3.196% due 06/17/27  1,300,000 1,279,290
3.526% due 03/24/28  1,020,000 999,714
4.900% due 01/24/28  443,000 445,574
5.707% due 04/22/28  700,000 715,375
6.303% due 10/23/29  875,000 920,307
Western Union Co.
1.350% due 03/15/26  1,075,000 1,039,966
123,002,937
Industrial - 1.1%
Boeing Co.
2.196% due 02/04/26  600,000 587,155
5.040% due 05/01/27  600,000 602,937
6.259% due 05/01/27  685,000 704,944
CNH Industrial Capital LLC
1.450% due 07/15/26  1,175,000 1,130,380
4.500% due 10/08/27  600,000 597,348
Ingersoll Rand, Inc.
5.197% due 06/15/27  685,000 694,762
4,317,526
Technology - 1.8%
Broadcom, Inc.
4.150% due 02/15/28  650,000 644,636
5.050% due 07/12/27  550,000 557,039
Dell International LLC/EMC Corp.
due 04/01/28 # 500,000 502,398
4.900% due 10/01/26  675,000 677,782
6.020% due 06/15/26  1,275,000 1,291,646
Marvell Technology, Inc.
1.650% due 04/15/26  900,000 873,507
Micron Technology, Inc.
5.327% due 02/06/29  620,000 629,340
6.750% due 11/01/29  390,000 418,546

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
VMware LLC
1.400% due 08/15/26  $ 1,250,000 $ 1,197,382
6,792,276
Utilities - 2.3%
AES Corp.
1.375% due 01/15/26  1,175,000 1,142,927
5.450% due 06/01/28  75,000 76,324
CenterPoint Energy, Inc.
5.250% due 08/10/26  75,000 75,706
Cleco Corporate Holdings LLC
3.743% due 05/01/26  75,000 74,080
Cleveland Electric Illuminating Co.
3.500% due 04/01/28 ~ 15,000 14,446
Dominion Energy, Inc.
1.450% due 04/15/26  1,200,000 1,161,968
2.850% due 08/15/26  575,000 562,022
Enel Finance International NV (Italy)
1.625% due 07/12/26 ~ 500,000 481,542
Exelon Corp.
2.750% due 03/15/27  1,075,000 1,040,756
FirstEnergy Corp.
3.900% due 07/15/27  1,140,000 1,121,258
FirstEnergy Transmission LLC
4.550% due 01/15/30  600,000 591,972
NiSource, Inc.
5.250% due 03/30/28  575,000 585,130
Pacific Gas & Electric Co.
2.100% due 08/01/27  700,000 656,789
5.450% due 06/15/27  120,000 121,255
Southern Co.
5.500% due 03/15/29  50,000 51,580
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 1,221,000 1,225,747
8,983,502
Total Corporate Bonds & Notes
    (Cost $205,295,566) 205,865,122
MORTGAGE-BACKED SECURITIES - 3.8%
Collateralized Mortgage Obligations - Commercial - 3.8%
Bank
4.285% due 11/15/61 § 192,677 191,191
Benchmark Mortgage Trust
3.042% due 08/15/52  369,346 357,615
BLP Commercial Mortgage Trust
5.661% (SOFR + 1.342%)
due 03/15/41 ~ § 94,883 94,822
BX Commercial Mortgage Trust
5.104% (SOFR + 0.784%)
due 06/15/38 ~ § 803,969 801,210
5.332% (SOFR + 1.013%)
due 02/15/39 ~ § 61,424 61,278
5.612% (SOFR + 1.293%)
due 12/15/39 ~ § 311,321 310,980
5.711% (SOFR + 1.392%)
due 03/15/41 ~ § 1,164,755 1,167,911
5.761% (SOFR + 1.442%)
due 02/15/39 ~ § 559,877 560,925
5.763% (SOFR + 1.443%)
due 04/15/40 ~ § 600,000 600,570
a
Principal
Amount Value
BX Trust
5.069% (SOFR + 0.750%)
due 10/15/26 ~ § $ 96,963 $ 96,458
5.463% (SOFR + 1.144%)
due 03/15/30 ~ § 859,000 855,867
5.469% (SOFR + 1.150%)
due 02/15/35 ~ § 239,000 236,378
5.713% (SOFR + 1.393%)
due 03/15/30 ~ § 126,000 125,419
5.761% (SOFR + 1.442%)
due 04/15/41 ~ § 696,513 698,723
5.810% (SOFR + 1.491%)
due 04/15/37 ~ § 87,441 87,504
CD Mortgage Trust
3.171% due 08/15/50  50,000 48,048
DBGS Mortgage Trust
4.302% due 10/15/51  99,261 98,592
DBJPM Mortgage Trust
3.328% due 06/10/50  50,000 48,165
DTP Commercial Mortgage Trust
5.454% due 01/15/41 ~ § 100,000 102,211
ELP Commercial Mortgage Trust
5.135% (SOFR + 0.815%)
due 11/15/38 ~ § 1,021,811 1,017,810
Extended Stay America Trust
5.513% (SOFR + 1.194%)
due 07/15/38 ~ § 1,194,421 1,194,093
GS Mortgage Securities Trust
3.164% due 05/10/50  32,335 31,354
4.106% due 07/10/51 § 104,251 103,211
Hilton USA Trust
4.194% due 11/05/38 ~ § 284,000 280,320
JPMDB Commercial Mortgage Securities
Trust
3.492% due 03/15/50  307,149 303,404
Morgan Stanley Capital I Trust
1.925% due 07/15/53  650,000 597,445
3.436% due 12/15/49  1,246,754 1,229,046
SREIT Trust
5.164% (SOFR + 0.845%)
due 11/15/38 ~ § 196,397 195,264
5.513% (SOFR + 1.194%)
due 11/15/38 ~ § 88,070 87,574
TCO Commercial Mortgage Trust
5.562% (SOFR + 1.243%)
due 12/15/39 ~ § 174,000 173,801
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  681,258 667,221
3.063% due 12/15/52  54,933 53,231
3.212% due 09/15/50  411,536 405,048
3.933% due 03/15/52  1,566,103 1,546,930
5.270% due 03/15/38 ~ § 238,000 237,695
14,667,314
Collateralized Mortgage Obligations - Residential - 0.0%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 100,000 97,276
Total Mortgage-Backed Securities
    (Cost $14,748,460) 14,764,590

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ASSET-BACKED SECURITIES - 12.7%
Automobile Other - 0.8%
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ $ 385,000 $ 385,400
4.910% due 03/15/30 ~ 650,000 650,951
5.099% (SOFR + 0.750%)
due 03/15/29 ~ § 155,000 155,464
5.499% (SOFR + 1.150%)
due 06/15/28 ~ § 1,020,000 1,027,525
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  425,000 427,695
Securitized Term Auto Receivables Trust
(Canada)
5.038% due 07/25/31 ~ 54,175 54,467
5.185% due 07/25/31 ~ 221,216 222,410
2,923,912
Automobile Sequential - 4.2%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,060,000 1,058,100
BMW Vehicle Owner Trust
5.180% due 02/26/29  40,000 40,514
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  60,000 60,294
CarMax Auto Owner Trust
4.840% due 01/15/30  20,000 20,225
Carvana Auto Receivables Trust
4.640% due 01/10/30  405,000 406,293
Chase Auto Owner Trust
4.940% due 07/25/29 ~ 50,000 50,450
Citizens Auto Receivables Trust
5.110% due 04/17/28 ~ 30,000 30,220
Enterprise Fleet Financing LLC
4.820% due 02/20/29 ~ 315,000 317,767
4.980% due 08/21/28 ~ 102,000 103,392
5.060% due 03/20/31 ~ 150,000 152,817
5.160% due 09/20/30 ~ 150,000 152,413
Ford Credit Auto Lease Trust
4.720% due 06/15/28  440,000 442,412
Ford Credit Auto Owner Trust
1.370% due 10/17/33 ~ 150,000 145,298
1.530% due 05/15/34 ~ 150,000 143,187
4.450% due 10/15/29  1,320,000 1,324,617
4.610% due 08/15/29  30,000 30,211
Ford Credit Floorplan Master Owner Trust A
5.099% (SOFR + 0.750%)
due 04/15/29 ~ § 755,000 758,361
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  1,220,000 1,226,371
5.380% due 11/20/26  19,095 19,146
GM Financial Consumer Automobile
Receivables Trust
5.450% due 06/16/28  25,000 25,202
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 143,154
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 100,624
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  660,000 663,854
5.670% due 06/21/28  30,000 30,372
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 280,000 281,996
5.410% due 05/17/27 ~ 150,000 151,383
a
Principal
Amount Value
Hyundai Auto Receivables Trust
5.480% due 04/17/28  $ 25,000 $ 25,206
5.540% due 10/16/28  25,000 25,337
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  10,000 10,097
5.950% due 11/15/28  30,000 30,497
Merchants Fleet Funding LLC
5.820% due 04/20/37 ~ 100,000 100,770
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ 463,000 464,047
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  850,000 852,396
4.740% due 01/16/29  125,000 125,538
SBNA Auto Lease Trust
5.560% due 11/22/27 ~ 40,000 40,390
SFS Auto Receivables Securitization Trust
4.750% due 07/22/30 ~ 1,985,000 2,001,058
4.950% due 05/21/29 ~ 1,384,000 1,392,218
Toyota Auto Loan Extended Note Trust
1.070% due 02/27/34 ~ 150,000 145,495
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 1,140,000 1,147,686
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  145,000 145,987
Wheels Fleet Lease Funding 1 LLC
4.570% due 01/18/40 ~ 1,700,000 1,697,010
World Omni Auto Receivables Trust
4.730% due 03/15/30  360,000 364,097
16,446,502
Credit Card Bullet - 0.5%
American Express Credit Account Master
Trust
4.650% due 07/15/29  180,000 181,633
BA Credit Card Trust
4.790% due 05/15/28  111,000 111,540
Capital One Multi-Asset Execution Trust
2.060% due 08/15/28  95,000 92,178
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 900,000 909,163
5.530% due 05/15/29 ~ 575,000 580,452
1,874,966
Other Asset-Backed Securities - 7.2%
Affirm Asset Securitization Trust
5.220% due 12/17/29 ~ 72,252 72,232
Allegro CLO XV Ltd. (Cayman)
5.261% (SOFR + 0.950%)
due 04/20/38 ~ § 1,700,000 1,692,106
ARES LII CLO Ltd. (Cayman)
5.181% (SOFR + 0.880%)
due 04/22/31 ~ § 390,000 389,383
ARES XLV CLO Ltd. (Cayman)
5.552% (SOFR + 1.250%)
due 10/15/30 ~ § 800,000 800,917
Barings CLO Ltd. (Cayman)
5.490% (SOFR + 1.140%)
due 01/20/36 ~ § 1,020,000 1,017,658
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 870,000 872,011
Bowling Green Park CLO LLC
5.309% (SOFR + 1.000%)
due 04/18/35 ~ § 345,000 344,993

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Buckhorn Park CLO Ltd. (Cayman)
5.363% (SOFR + 1.070%)
due 07/18/34 ~ § $ 250,000 $ 249,499
CCG Receivables Trust
4.480% due 10/14/32 ~ 100,000 100,158
Cedar Funding VI CLO Ltd. (Cayman)
5.605% (SOFR + 1.312%)
due 04/20/34 ~ § 100,000 100,003
Dext ABS LLC
4.590% due 08/16/27 ~ 300,000 300,206
4.770% due 08/15/35 ~ 420,000 421,074
DLLAA LLC
4.950% due 09/20/29 ~ 505,000 511,873
Dllad LLC
5.300% due 07/20/29 ~ 150,000 152,596
Dryden 68 CLO Ltd. (Cayman)
5.402% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 249,104
Flatiron CLO 19 Ltd. (Cayman)
due 11/16/34 # ~ § 1,300,000 1,300,000
Flatiron RR CLO 22 LLC
5.234% (SOFR + 0.910%)
due 10/15/34 ~ § 1,650,000 1,637,634
Hartwick Park CLO Ltd. (Jersey)
5.453% (SOFR + 1.160%)
due 01/20/37 ~ § 250,000 250,361
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 2,100,000 2,121,348
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 1,980,000 1,997,030
5.260% due 11/15/28 ~ 150,000 152,613
Madison Park Funding XLV Ltd. (Cayman)
5.382% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 249,069
Madison Park Funding XXVII Ltd. (Cayman)
5.217% (SOFR + 0.900%)
due 04/20/38 ~ § 1,250,000 1,249,949
Magnetite XXVI Ltd. (Cayman)
5.166% (SOFR + 0.930%)
due 01/25/38 ~ § 950,000 945,730
Palmer Square Loan Funding Ltd. (Cayman)
5.099% (SOFR + 0.800%)
due 02/15/33 ~ § 342,000 340,708
5.377% (SOFR + 1.080%)
due 08/08/32 ~ § 638,774 638,328
5.402% (SOFR + 1.100%)
due 04/15/31 ~ § 1,120,763 1,120,302
5.450% (SOFR + 1.000%)
due 01/15/33 ~ § 250,000 250,107
5.702% (SOFR + 1.400%)
due 04/15/31 ~ § 968,000 969,561
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 85,000 85,291
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 100,000 100,330
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 2,100,000 2,117,729
Valley Stream Park CLO Ltd. (Jersey)
5.483% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 249,491
Verizon Master Trust
4.510% due 03/20/30  980,000 981,272
4.620% due 11/20/30  310,000 312,467
4.710% due 01/21/31  505,000 509,773
a
Principal
Amount Value
5.610% due 09/08/28  $ 30,000 $ 30,148
Volvo Financial Equipment LLC
4.290% due 10/16/28 ~ 1,250,000 1,246,827
Voya CLO Ltd. (Cayman)
5.253% (SOFR + 0.950%)
due 04/20/38 ~ § 1,000,000 995,651
5.280% (SOFR + 1.000%)
due 01/20/38 ~ § 500,000 498,272
5.514% (SOFR + 1.212%)
due 04/17/30 ~ § 97,194 97,101
27,720,905
Total Asset-Backed Securities
    (Cost $48,850,170) 48,966,285
U.S. TREASURY OBLIGATIONS - 10.6%
U.S. Treasury Notes - 10.6%
3.500% due 09/30/26 ‡ 20,695,600 20,560,998
4.250% due 03/15/27 ‡ 20,373,200 20,504,114
41,065,112
Total U.S. Treasury Obligations
    (Cost $40,907,245) 41,065,112
SHORT-TERM INVESTMENTS - 21.6%
U.S. Treasury Bills - 21.6%
4.311% due 06/26/25  42,250,000 41,827,101
4.324% due 07/22/25 ‡ 42,250,000 41,699,905
83,527,006
Total Short-Term Investments
(Cost $83,526,723) 83,527,006
TOTAL INVESTMENTS - 101.9%
(Cost $393,328,164) 394,188,115
DERIVATIVES - (3.2%) (12,293,683)
OTHER ASSETS & LIABILITIES, NET - 1.3% 5,005,289
NET ASSETS - 100.0% $ 386,899,721

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, open futures contracts outstanding were as follows:
(b) As of March 31, 2025, swap agreements outstanding were as follows:
(c) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini NASDAQ 100 Index 06/25 56 $ 22,345,784 $ 21,772,240 ( $ 573,544 )
a
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 06/25 609 125,406,453 126,167,672 (761,219)
CBOT 5 Year U.S. Treasury Notes 06/25 98 10,419,988 10,599,313 (179,325)
( $ 940,544 )
Total Futures Contracts ( $ 1,514,088 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 Stock Index SOFR + 0.900% S BOA 04/15/25 $ 2,948,068 ( $ 84,345 ) $ – ( $ 84,345 )
NASDAQ 100 Stock Index SOFR + 0.720% S BRC 07/15/25 189,970,606 (5,449,363) – (5,449,363)
NASDAQ 100 Stock Index SOFR + 0.960% S BRC 07/15/25 24,183,742 (695,975) – (695,975)
NASDAQ 100 Stock Index SOFR + 1.110% S BOA 09/16/25 65,336,850 (1,884,116) – (1,884,116)
NASDAQ 100 Stock Index SOFR + 1.090% S JPM 11/17/25 92,468,660 (2,665,796) – (2,665,796)
( $ 10,779,595 ) $ – ( $ 10,779,595 )
Total Swap Agreements ( $ 10,779,595 ) $ – ( $ 10,779,595 )
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 205,865,122 $ – $ 205,865,122 $ –
Mortgage-Backed Securities 14,764,590 – 14,764,590 –
Asset-Backed Securities 48,966,285 – 48,966,285 –
U.S. Treasury Obligations 41,065,112 – 41,065,112 –
Short-Term Investments 83,527,006 – 83,527,006 –
Total Assets 394,188,115 – 394,188,115 –
Liabilities Derivatives:
Equity Contracts
Futures (573,544) (573,544) – –
Swaps (10,779,595) – (10,779,595) –
Total Equity Contracts (11,353,139) (573,544) (10,779,595) –
Interest Rate Contracts
Futures (940,544) (940,544) – –
Total Liabilities - Derivatives (12,293,683) (1,514,088) (10,779,595) –
Total Liabilities (12,293,683) (1,514,088) (10,779,595) –
Total $ 381,894,432 ( $ 1,514,088 ) $ 383,408,520 $ –

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights * ± Ω 3,680 $ 3,128
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights * ± Ω 154 72
Icosavax, Inc. - Contingent Value Rights * 1,880 583
Inhibrx, Inc. - Contingent Value Rights * ± Ω 674 762
OmniAb, Inc. $12.50 - Earn Out Shares
* ± Ω 660 –
OmniAb, Inc. $15.00 - Earn Out Shares
* ± Ω 660 –
4,545
Total Rights
    (Cost $2,456) 4,545
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 78 198
Total Warrants
    (Cost $0) 198
COMMON STOCKS - 97.7%
Basic Materials - 4.9%
spacing
AdvanSix, Inc. 2,319 52,525
American Vanguard Corp. 2,373 10,441
Ashland, Inc. 8,524 505,388
Avient Corp. 221,295 8,223,322
Caledonia Mining Corp. PLC (South Africa)  1,415 17,673
Centrus Energy Corp. Class A * 370 23,018
Codexis, Inc. * 6,429 17,294
Coeur Mining, Inc. * 55,295 327,346
Commercial Metals Co. 163,783 7,535,656
Compass Minerals International, Inc. * 3,044 28,279
Contango ORE, Inc. * 510 5,207
Dakota Gold Corp. * 2,266 6,005
Ecovyst, Inc. * 10,318 63,972
Elementis PLC (United Kingdom)  1,289,297 2,166,470
Encore Energy Corp. * (Canada)  4,134 5,664
Energy Fuels, Inc. * 16,404 61,187
HB Fuller Co. 3,477 195,129
Hecla Mining Co. 52,852 293,857
i-80 Gold Corp. * (Canada)  27,443 15,966
Innospec, Inc. 306 28,993
Intrepid Potash, Inc. * 958 28,156
Kaiser Aluminum Corp. 91 5,516
Koppers Holdings, Inc. 1,753 49,084
Kronos Worldwide, Inc. 2,063 15,431
Lifezone Metals Ltd. * (Isle of Man)  3,193 13,347
MAC Copper Ltd. Class A * (Australia)  3,335 31,816
Mativ Holdings, Inc. 4,816 30,004
Minerals Technologies, Inc. 2,809 178,568
Novagold Resources, Inc. * (Canada)  21,411 62,520
Oil-Dri Corp. of America 649 29,802
Perimeter Solutions, Inc. * 11,855 119,380
Piedmont Lithium, Inc. * 1,116 7,031
Radius Recycling, Inc. 2,301 66,453
Rayonier Advanced Materials, Inc. * 5,755 33,091
a Shares Value
Rogers Corp. * 1,628 $ 109,939
Sensient Technologies Corp. 168 12,504
SSR Mining, Inc. * (Canada)  17,901 179,547
Stepan Co. 1,689 92,963
Sylvamo Corp. 2,429 162,913
Tronox Holdings PLC 10,620 74,765
Ur-Energy, Inc. * 2,007 1,353
Valhi, Inc. 267 4,339
20,891,914
Communications - 1.9%
spacing
1-800-Flowers.com, Inc. Class A * 1,460 8,614
1stdibs.com, Inc. * 1,472 4,475
ADTRAN Holdings, Inc. * 7,001 61,049
Advantage Solutions, Inc. * 9,468 14,297
aka Brands Holding Corp. * 116 1,564
AMC Networks, Inc. Class A * 2,852 19,622
Anterix, Inc. * 95 3,477
Applied Digital Corp. * 5,477 30,781
AST SpaceMobile, Inc. * 11,832 269,060
ATN International, Inc. 894 18,157
Aviat Networks, Inc. * 1,013 19,419
BARK, Inc. * 11,546 16,049
Beyond, Inc. * 4,155 24,099
BlackSky Technology, Inc. * 2,281 17,632
Boston Omaha Corp. Class A * 1,937 28,241
Bumble, Inc. Class A * 6,659 28,900
Cable One, Inc. 16,247 4,317,965
Calix, Inc. * 1,389 49,226
Cars.com, Inc. * 5,787 65,219
Clear Channel Outdoor Holdings, Inc. * 27,083 30,062
Clearfield, Inc. * 1,063 31,592
CommScope Holding Co., Inc. * 19,014 100,964
Despegar.com Corp. * (Argentina)  5,405 101,560
DigitalBridge Group, Inc. 10,436 92,046
EchoStar Corp. Class A * 10,767 275,420
Entravision Communications Corp. Class A  4,708 9,887
ePlus, Inc. * 786 47,970
Eventbrite, Inc. Class A * 1,025 2,163
EW Scripps Co. Class A * 5,364 15,877
Extreme Networks, Inc. * 5,300 70,119
Figs, Inc. Class A * 10,822 49,673
fuboTV, Inc. * 27,192 79,401
Gannett Co., Inc. * 12,914 37,321
Globalstar, Inc. * 663 13,830
Gogo, Inc. * 3,322 28,636
Gray Media, Inc. 7,676 33,160
Groupon, Inc. * 1,018 19,108
HealthStream, Inc. 1,342 43,186
IDT Corp. Class B  377 19,344
iHeartMedia, Inc. Class A * 9,484 15,649
Lands' End, Inc. * 1,215 12,369
Liberty Latin America Ltd. Class A * 4,815 30,479
Liberty Latin America Ltd. Class C * 9,320 57,877
LifeMD, Inc. * 1,263 6,871
LiveOne, Inc. * 2,560 1,789
Lumen Technologies, Inc. * 89,427 350,554
Magnite, Inc. * 1,290 14,719
National CineMedia, Inc. * 6,302 36,804
NETGEAR, Inc. * 2,505 61,272
Nextdoor Holdings, Inc. * 15,581 23,839
Ooma, Inc. * 1,892 24,766
Opendoor Technologies, Inc. * 54,206 55,290
Powerfleet, Inc. NJ * 8,910 48,916

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Preformed Line Products Co. 190 $ 26,617
RealReal, Inc. * 2,693 14,515
Ribbon Communications, Inc. * 8,105 31,772
RumbleON, Inc. Class B * 1,418 3,999
Scholastic Corp. 2,065 38,987
Shenandoah Telecommunications Co. 4,217 53,008
Shutterstock, Inc. 518 9,650
Solo Brands, Inc. Class A * 1,865 313
Sphere Entertainment Co. * 2,420 79,182
Spok Holdings, Inc. 1,433 23,559
Stagwell, Inc. * 6,460 39,083
Stitch Fix, Inc. Class A * 9,153 29,747
TEGNA, Inc. 14,452 263,315
Telephone & Data Systems, Inc. 8,738 338,510
TrueCar, Inc. * 7,576 11,970
Vacasa, Inc. Class A * 995 5,353
Viasat, Inc. * 10,932 113,911
Viavi Solutions, Inc. * 19,447 217,612
WideOpenWest, Inc. * 4,380 21,681
Ziff Davis, Inc. * 3,743 140,662
8,303,805
Consumer, Cyclical - 11.6%
spacing
A-Mark Precious Metals, Inc. 1,588 40,288
Academy Sports & Outdoors, Inc. 4,471 203,922
Adient PLC * 7,531 96,849
Aeva Technologies, Inc. * 2,114 14,798
Allegiant Travel Co. 1,375 71,019
AMC Entertainment Holdings, Inc. Class A * 35,807 102,766
American Axle & Manufacturing Holdings,
Inc. * 10,459 42,568
American Eagle Outfitters, Inc. 3,324 38,625
America's Car-Mart, Inc. * 646 29,322
Arhaus, Inc. * 694 6,038
Arko Corp. 6,377 25,189
Asbury Automotive Group, Inc. * 1,746 385,587
Aurora Innovation, Inc. * 39,093 262,900
Bath & Body Works, Inc. 55,943 1,696,192
Beacon Roofing Supply, Inc. * 379 46,882
Beazer Homes USA, Inc. * 2,544 51,872
Biglari Holdings, Inc. Class B * 57 12,343
BJ's Restaurants, Inc. * 756 25,901
Blink Charging Co. * 4,786 4,392
Bloomin' Brands, Inc. 3,313 23,754
BlueLinx Holdings, Inc. * 744 55,785
Boyd Gaming Corp. 54,855 3,611,105
Brinker International, Inc. * 398 59,322
BRP, Inc. 4,546 153,497
Brunswick Corp. 3,247 174,851
Caleres, Inc. 2,083 35,890
Century Communities, Inc. 13,937 935,173
Champion Homes, Inc. * 2,487 235,668
Cinemark Holdings, Inc. * 2,061 51,298
Citi Trends, Inc. * 596 13,192
Clarus Corp. 2,411 9,041
Clean Energy Fuels Corp. * 14,979 23,217
Commercial Vehicle Group, Inc. * 3,138 3,609
CompX International, Inc. 71 1,471
Cooper-Standard Holdings, Inc. * 1,486 22,766
Cracker Barrel Old Country Store, Inc. 1,537 59,666
Crocs, Inc. * 15,067 1,600,115
Daktronics, Inc. * 3,137 38,209
Dana, Inc. 11,554 154,015
Denny's Corp. * 1,060 3,890
a Shares Value
Designer Brands, Inc. Class A  3,296 $ 12,030
Destination XL Group, Inc. * 4,463 6,516
Dine Brands Global, Inc. 1,201 27,947
Douglas Dynamics, Inc. 323 7,503
Dr. Martens PLC (United Kingdom)  710,423 467,562
El Pollo Loco Holdings, Inc. * 2,328 23,978
Escalade, Inc. 812 12,424
Ethan Allen Interiors, Inc. 2,002 55,455
Everi Holdings, Inc. * 3,271 44,715
EVgo, Inc. * 9,627 25,608
EVI Industries, Inc. 112 1,879
Flexsteel Industries, Inc. 420 15,334
Foot Locker, Inc. * 7,370 103,917
Forestar Group, Inc. * 1,514 32,006
Fox Factory Holding Corp. * 3,728 87,012
Full House Resorts, Inc. * 2,437 10,187
Funko, Inc. Class A * 2,844 19,510
G-III Apparel Group Ltd. * 3,491 95,479
Gap, Inc. 149,881 3,089,047
Genesco, Inc. * 701 14,882
Global Business Travel Group I * 1,716 12,458
GMS, Inc. * 384 28,097
Golden Entertainment, Inc. 1,729 45,628
Goodyear Tire & Rubber Co. * 25,218 233,014
Green Brick Partners, Inc. * 1,949 113,646
Group 1 Automotive, Inc. 1,161 443,444
GrowGeneration Corp. * 5,780 6,242
H&E Equipment Services, Inc. 230 21,802
Hamilton Beach Brands Holding Co.
Class A  723 14,048
Haverty Furniture Cos., Inc. 1,258 24,808
Hilton Grand Vacations, Inc. * 206,293 7,717,421
HNI Corp. 38,261 1,696,875
Holley, Inc. * 1,857 4,772
Hooker Furnishings Corp. 940 9,438
Hovnanian Enterprises, Inc. Class A * 417 43,664
Hudson Technologies, Inc. * 3,335 20,577
Hyliion Holdings Corp. * 12,337 17,272
indie Semiconductor, Inc. Class A * (China)  10,134 20,623
Interface, Inc. 4,617 91,601
International Game Technology PLC 8,759 142,421
iRobot Corp. * 2,751 7,428
J Jill, Inc. 74 1,445
JAKKS Pacific, Inc. * 748 18,453
JetBlue Airways Corp. * 27,558 132,830
Johnson Outdoors, Inc. Class A  365 9,067
KB Home 4,880 283,626
La-Z-Boy, Inc. 40,906 1,599,016
Landsea Homes Corp. * 2,277 14,618
Leslie's, Inc. * 6,480 4,766
LGI Homes, Inc. * 1,689 112,268
Life Time Group Holdings, Inc. * 7,482 225,956
Lifetime Brands, Inc. 1,186 5,847
Lindblad Expeditions Holdings, Inc. * 954 8,844
Lions Gate Entertainment Corp. Class A * 6,069 53,711
Lions Gate Entertainment Corp. Class B * 10,077 79,810
Lovesac Co. * 611 11,108
Luminar Technologies, Inc. * 361 1,946
M/I Homes, Inc. * 16,941 1,934,323
Madison Square Garden Entertainment
Corp. * 3,121 102,182
Malibu Boats, Inc. Class A * 1,714 52,586
Marcus Corp. 2,121 35,399
Marine Products Corp. 320 2,685

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
MarineMax, Inc. * 1,960 $ 42,140
MasterCraft Boat Holdings, Inc. * 1,442 24,831
Mattel, Inc. * 491,349 9,546,911
Meritage Homes Corp. 29,810 2,112,933
Methode Electronics, Inc. 3,137 20,014
Miller Industries, Inc. 927 39,277
MillerKnoll, Inc. 6,075 116,275
Movado Group, Inc. 1,406 23,508
MRC Global, Inc. * 7,491 85,997
National Vision Holdings, Inc. * 6,427 82,137
Nu Skin Enterprises, Inc. Class A  4,325 31,400
ODP Corp. * 2,663 38,161
OneWater Marine, Inc. Class A * 1,042 16,860
OPENLANE, Inc. * 9,401 181,251
Oxford Industries, Inc. 407 23,879
Papa John's International, Inc. 802 32,946
PC Connection, Inc. 1,022 63,793
Peloton Interactive, Inc. Class A * 2,306 14,574
Petco Health & Wellness Co., Inc. * 7,592 23,156
Phinia, Inc. 3,717 157,712
Portillo's, Inc. Class A * 994 11,819
PriceSmart, Inc. 808 70,983
Purple Innovation, Inc. * 5,382 4,086
RCI Hospitality Holdings, Inc. 347 14,900
Red Rock Resorts, Inc. Class A  2,385 103,437
Reservoir Media, Inc. * 1,432 10,926
Resideo Technologies, Inc. * 12,965 229,480
REV Group, Inc. 1,033 32,643
Rocky Brands, Inc. 427 7,417
Rush Enterprises, Inc. Class A  5,425 289,749
Rush Enterprises, Inc. Class B  743 41,994
Sabre Corp. * 26,684 74,982
Sally Beauty Holdings, Inc. * 9,069 81,893
ScanSource, Inc. * 2,079 70,707
SES AI Corp. * 8,448 4,399
Shoe Carnival, Inc. 1,609 35,382
Shyft Group, Inc. 2,811 22,741
Signet Jewelers Ltd. (NYSE) 3,702 214,938
Six Flags Entertainment Corp. 2,128 75,906
SkyWest, Inc. * 3,539 309,202
Sleep Number Corp. * 1,949 12,357
Solid Power, Inc. * 13,413 14,084
Sonic Automotive, Inc. Class A  953 54,283
Sonos, Inc. * 1,112 11,865
Standard Motor Products, Inc. 1,824 45,472
Steelcase, Inc. Class A  8,345 91,461
Sun Country Airlines Holdings, Inc. * 1,870 23,038
Superior Group of Cos., Inc. 1,002 10,962
Taylor Morrison Home Corp. * 55,165 3,312,107
ThredUp, Inc. Class A * 6,027 14,525
Tile Shop Holdings, Inc. * 1,271 8,236
Tilly's, Inc. Class A * 1,073 2,361
Titan International, Inc. * 4,450 37,335
Titan Machinery, Inc. * 1,890 32,206
Topgolf Callaway Brands Corp. * 12,505 82,408
Traeger, Inc. * 2,704 4,543
Tri Pointe Homes, Inc. * 5,752 183,604
UniFirst Corp. 1,332 231,768
United Parks & Resorts, Inc. * 209 9,501
Urban Outfitters, Inc. * 4,045 211,958
Vera Bradley, Inc. * 1,964 4,419
Victoria's Secret & Co. * 5,343 99,273
Virco Mfg. Corp. 951 8,996
VSE Corp. 1,309 157,067
a Shares Value
Wabash National Corp. 3,722 $ 41,128
Webtoon Entertainment, Inc. * (South
Korea)  780 5,983
Weyco Group, Inc. 472 14,387
Winmark Corp. 249 79,150
Winnebago Industries, Inc. 2,476 85,323
Xperi, Inc. * 4,046 31,235
Zumiez, Inc. * 1,355 20,176
49,308,293
Consumer, Non-Cyclical - 7.9%
spacing
2seventy bio, Inc. * 4,259 21,039
4D Molecular Therapeutics, Inc. * 1,429 4,616
89bio, Inc. * 9,894 71,929
ABM Industries, Inc. 5,550 262,848
Absci Corp. * 2,005 5,033
Acacia Research Corp. * 2,592 8,294
ACCO Brands Corp. 8,039 33,683
Accolade, Inc. * 4,340 30,293
ACELYRIN, Inc. * 6,447 15,924
Achieve Life Sciences, Inc. * 1,314 3,508
Acrivon Therapeutics, Inc. * 1,042 2,115
Acumen Pharmaceuticals, Inc. * 4,486 4,935
AdaptHealth Corp. * 5,075 55,013
Adaptive Biotechnologies Corp. * 10,277 76,358
ADC Therapeutics SA * (Switzerland)  2,693 3,797
Addus HomeCare Corp. * 920 90,979
Adtalem Global Education, Inc. * 2,733 275,049
Adverum Biotechnologies, Inc. * 1,834 8,015
Agenus, Inc. * 2,030 3,055
Agios Pharmaceuticals, Inc. * 4,999 146,471
Akebia Therapeutics, Inc. * 17,528 33,654
Akero Therapeutics, Inc. * 5,481 221,871
Aldeyra Therapeutics, Inc. * 3,947 22,695
Alico, Inc. 545 16,263
Alight, Inc. Class A * 37,253 220,910
Allogene Therapeutics, Inc. * 11,250 16,425
Altimmune, Inc. * 2,896 14,480
Alto Neuroscience, Inc. * 654 1,413
Alumis, Inc. * 530 3,254
American Public Education, Inc. * 1,296 28,927
Amneal Pharmaceuticals, Inc. * 2,326 19,492
Anavex Life Sciences Corp. * 4,902 42,059
Andersons, Inc. 2,580 110,759
AngioDynamics, Inc. * 3,426 32,170
ANI Pharmaceuticals, Inc. * 453 30,328
Anika Therapeutics, Inc. * 864 12,986
Annexon, Inc. * 8,655 16,704
Anteris Technologies Global Corp. * 690 2,512
Applied Therapeutics, Inc. * 5,139 2,512
Aquestive Therapeutics, Inc. * 4,738 13,740
Arbutus Biopharma Corp. * 851 2,970
Arcturus Therapeutics Holdings, Inc. * 230 2,436
Ardent Health Partners, Inc. * 683 9,391
ArriVent Biopharma, Inc. * 991 18,324
Artiva Biotherapeutics, Inc. * (South Korea)  678 2,034
Artivion, Inc. * 841 20,672
Astria Therapeutics, Inc. * 591 3,156
Atea Pharmaceuticals, Inc. * 6,688 19,997
Atossa Therapeutics, Inc. * 9,825 6,611
AtriCure, Inc. * 1,470 47,422
Aura Biosciences, Inc. * 4,031 23,622
Aurinia Pharmaceuticals, Inc. * (Canada)  3,186 25,615
Avanos Medical, Inc. * 3,931 56,331

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Aveanna Healthcare Holdings, Inc. * 1,571 $ 8,515
B&G Foods, Inc. 6,720 46,166
Babcock International Group PLC (United
Kingdom)  501,145 4,716,077
Barrett Business Services, Inc. 206 8,477
Beam Therapeutics, Inc. * 8,074 157,685
Beta Bionics, Inc. * 374 4,578
Bicara Therapeutics, Inc. * 719 9,369
BioAge Labs, Inc. * 422 1,587
BioLife Solutions, Inc. * 354 8,085
Bioventus, Inc. Class A * 2,165 19,810
Black Diamond Therapeutics, Inc. * 1,778 2,756
Blade Air Mobility, Inc. * 5,193 14,177
Bluebird Bio, Inc. * 1,069 5,217
BRC, Inc. Class A * 568 1,187
Bridgebio Pharma, Inc. * 4,677 161,684
BrightView Holdings, Inc. * 5,394 69,259
Brookdale Senior Living, Inc. * 2,189 13,703
C4 Therapeutics, Inc. * 5,477 8,763
Cabaletta Bio, Inc. * 3,191 4,420
Cal-Maine Foods, Inc. 3,422 311,060
Calavo Growers, Inc. 1,216 29,172
Capricor Therapeutics, Inc. * 518 4,916
Cardiff Oncology, Inc. * 3,272 10,274
CareDx, Inc. * 3,567 63,314
Cargo Therapeutics, Inc. * 2,681 10,912
Caribou Biosciences, Inc. * 7,602 6,941
Carriage Services, Inc. 342 13,253
Cass Information Systems, Inc. 206 8,910
Castle Biosciences, Inc. * 1,590 31,832
Celcuity, Inc. * 125 1,264
Celldex Therapeutics, Inc. * 1,034 18,767
Central Garden & Pet Co. * 969 35,524
Central Garden & Pet Co. Class A * 3,352 109,711
Century Therapeutics, Inc. * 6,307 3,002
Ceribell, Inc. * 316 6,070
CG oncology, Inc. * 1,863 45,625
Chegg, Inc. * 9,683 6,189
Cibus, Inc. * 1,736 3,246
Cimpress PLC * (Ireland)  490 22,163
Climb Bio, Inc. * 3,048 3,719
Cogent Biosciences, Inc. * 571 3,420
Coherus Biosciences, Inc. * 8,784 7,089
Community Health Systems, Inc. * 5,139 13,875
Compass Therapeutics, Inc. * 9,181 17,444
CompoSecure, Inc. Class A  333 3,620
Concentra Group Holdings Parent, Inc. 2,994 64,970
Contineum Therapeutics, Inc. Class A * 166 1,159
Corbus Pharmaceuticals Holdings, Inc. * 591 3,138
CoreCivic, Inc. * 9,634 195,474
CorMedix, Inc. * 484 2,981
Cross Country Healthcare, Inc. * 2,792 41,573
Cullinan Therapeutics, Inc. * 513 3,883
Custom Truck One Source, Inc. * 1,288 5,435
Cytek Biosciences, Inc. * 10,548 42,297
Cytokinetics, Inc. * 9,145 367,538
Day One Biopharmaceuticals, Inc. * 464 3,680
Deluxe Corp. 3,977 62,876
Denali Therapeutics, Inc. * 4,718 64,141
Design Therapeutics, Inc. * 2,797 10,796
Dianthus Therapeutics, Inc. * 1,946 35,300
Disc Medicine, Inc. * 1,795 89,104
Distribution Solutions Group, Inc. * 78 2,184
DLH Holdings Corp. * 525 2,126
a Shares Value
DocGo, Inc. * 7,444 $ 19,652
Dole PLC 6,672 96,410
Dynavax Technologies Corp. * 2,315 30,026
Edgewell Personal Care Co. 4,195 130,926
Editas Medicine, Inc. * 7,383 8,564
Elevation Oncology, Inc. * 3,567 924
Embecta Corp. 4,638 59,135
Emerald Holding, Inc. 1,025 4,028
Enanta Pharmaceuticals, Inc. * 1,749 9,654
Enhabit, Inc. * 3,807 33,464
Enliven Therapeutics, Inc. * 165 3,247
Ennis, Inc. 2,117 42,531
Entrada Therapeutics, Inc. * 2,234 20,195
Envista Holdings Corp. * 383,074 6,611,857
Erasca, Inc. * 16,227 22,231
Esperion Therapeutics, Inc. * 12,124 17,459
European Wax Center, Inc. Class A * 67 265
EyePoint Pharmaceuticals, Inc. * 3,095 16,775
Fate Therapeutics, Inc. * 9,212 7,278
Fennec Pharmaceuticals, Inc. * (Canada)  1,514 9,220
First Advantage Corp. * 2,117 29,829
Foghorn Therapeutics, Inc. * 890 3,249
Forrester Research, Inc. * 1,069 9,878
Fractyl Health, Inc. * 1,133 1,348
Fresh Del Monte Produce, Inc. 3,034 93,538
Fulcrum Therapeutics, Inc. * 2,763 7,957
Fulgent Genetics, Inc. * 1,788 30,217
GeneDx Holdings Corp. * 986 87,325
Generation Bio Co. * 6,957 2,818
GEO Group, Inc. * 11,262 328,963
Geron Corp. * 15,883 25,254
Graham Holdings Co. Class B  292 280,571
Green Dot Corp. Class A * 3,581 30,224
Guardian Pharmacy Services, Inc. Class A * 415 8,823
Gyre Therapeutics, Inc. * 551 4,254
Hackett Group, Inc. 168 4,909
Hain Celestial Group, Inc. * 7,820 32,453
Harvard Bioscience, Inc. * 1,891 1,070
Healthcare Services Group, Inc. * 6,478 65,298
Heidrick & Struggles International, Inc. 1,798 77,008
Helen of Troy Ltd. * 2,019 107,996
Herbalife Ltd. * 2,977 25,692
Heron Therapeutics, Inc. * 9,308 20,478
Hertz Global Holdings, Inc. * 10,870 42,828
HF Foods Group, Inc. * 3,192 15,641
HilleVax, Inc. * 2,667 3,867
Honest Co., Inc. * 4,326 20,332
ICU Medical, Inc. * 1,896 263,279
IGM Biosciences, Inc. * 236 271
ImmunityBio, Inc. * 3,045 9,165
Information Services Group, Inc. 3,780 14,780
Ingles Markets, Inc. Class A  1,263 82,259
Inhibrx Biosciences, Inc. * 362 5,064
Inmode Ltd. * 5,087 90,243
Innovage Holding Corp. * 857 2,554
Innoviva, Inc. * 4,403 79,826
Inogen, Inc. * 2,157 15,379
Inovio Pharmaceuticals, Inc. * 3,147 5,130
Inozyme Pharma, Inc. * 5,479 4,986
Integer Holdings Corp. * 892 105,265
Integra LifeSciences Holdings Corp. * 5,978 131,456
Intellia Therapeutics, Inc. * 8,958 63,691
Invivyd, Inc. * 8,121 4,916
Ironwood Pharmaceuticals, Inc. * 8,200 12,054

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
iTeos Therapeutics, Inc. * 2,340 $ 13,970
John Wiley & Sons, Inc. Class A  1,655 73,747
Kelly Services, Inc. Class A  2,805 36,942
KinderCare Learning Cos., Inc. * 1,290 14,951
Kodiak Sciences, Inc. * 3,032 8,505
Korn Ferry 4,576 310,390
Korro Bio, Inc. * 410 7,138
Kyverna Therapeutics, Inc. * 671 1,295
Laureate Education, Inc. * 2,457 50,246
LENZ Therapeutics, Inc. * 1,120 28,795
Lexeo Therapeutics, Inc. * 61 212
Lexicon Pharmaceuticals, Inc. * 7,403 3,411
Lifecore Biomedical, Inc. * 2,145 15,101
LifeStance Health Group, Inc. * 6,697 44,602
Ligand Pharmaceuticals, Inc. * 1,593 167,488
Limoneira Co. 1,427 25,286
Lincoln Educational Services Corp. * 2,403 38,136
LivaNova PLC * 4,535 178,135
Lyell Immunopharma, Inc. * 14,244 7,663
MacroGenics, Inc. * 1,022 1,298
MannKind Corp. * 5,456 27,444
MarketWise, Inc. 5,293 2,613
Marqeta, Inc. Class A * 5,711 23,529
Matthews International Corp. Class A  2,614 58,135
MaxCyte, Inc. * 9,383 25,616
Maze Therapeutics, Inc. * 326 3,589
MBX Biosciences, Inc. * 404 2,982
Medifast, Inc. * 1,021 13,763
MeiraGTx Holdings PLC * 1,321 8,956
Mersana Therapeutics, Inc. * 6,589 2,268
Metagenomi, Inc. * 800 1,088
Metsera, Inc. * 594 16,169
MiMedx Group, Inc. * 5,519 41,944
Mineralys Therapeutics, Inc. * 1,946 30,902
Mission Produce, Inc. * 3,321 34,804
Mister Car Wash, Inc. * 1,209 9,539
ModivCare, Inc. * 393 517
Monro, Inc. 2,634 38,114
Monte Rosa Therapeutics, Inc. * 3,648 16,927
Myriad Genetics, Inc. * 7,921 70,259
Nano-X Imaging Ltd. * (Israel)  256 1,279
National HealthCare Corp. 1,099 101,987
Natural Grocers by Vitamin Cottage, Inc.
Class C  634 25,487
Nature's Sunshine Products, Inc. * 726 9,111
Nautilus Biotechnology, Inc. SPAC * 3,897 3,355
Nektar Therapeutics * 15,925 10,829
Neogen Corp. * 19,158 166,100
NeoGenomics, Inc. * 10,373 98,440
Neurogene, Inc. * 491 5,750
Nevro Corp. * 3,221 18,811
Nkarta, Inc. * 4,700 8,648
Novavax, Inc. * 3,100 19,871
Nurix Therapeutics, Inc. * 2,071 24,603
Nuvation Bio, Inc. * 15,907 27,996
Olaplex Holdings, Inc. * 12,243 15,549
Olema Pharmaceuticals, Inc. * 2,691 10,118
Omeros Corp. * 3,267 26,855
OmniAb, Inc. * 7,114 17,074
Omnicell, Inc. * 4,036 141,099
OPKO Health, Inc. * 28,398 47,141
Option Care Health, Inc. * 8,043 281,103
OraSure Technologies, Inc. * 5,938 20,011
Orchestra BioMed Holdings, Inc. * 1,175 5,029
a Shares Value
Organogenesis Holdings, Inc. * 5,399 $ 23,324
ORIC Pharmaceuticals, Inc. * 4,222 23,559
Orthofix Medical, Inc. * 2,964 48,343
OrthoPediatrics Corp. * 1,446 35,615
Outlook Therapeutics, Inc. * 396 483
Owens & Minor, Inc. * 5,644 50,965
Pacific Biosciences of California, Inc. * 24,124 28,466
Pacira BioSciences, Inc. * 3,746 93,088
Patterson Cos., Inc. 5,685 177,599
Payoneer Global, Inc. * 5,885 43,019
Paysafe Ltd. * 2,932 46,003
Pediatrix Medical Group, Inc. * 7,609 110,254
PepGen, Inc. * 199 280
Perdoceo Education Corp. 3,671 92,436
Performant Healthcare, Inc. * 2,009 5,947
Perspective Therapeutics, Inc. * 919 1,957
Phathom Pharmaceuticals, Inc. * 2,718 17,042
Phibro Animal Health Corp. Class A  1,401 29,925
Pliant Therapeutics, Inc. * 5,203 7,024
Precigen, Inc. * 11,168 16,640
Prelude Therapeutics, Inc. * 1,033 793
Prestige Consumer Healthcare, Inc. * 4,377 376,291
Primo Brands Corp. Class A  15,558 552,153
PROG Holdings, Inc. 3,067 81,582
ProKidney Corp. * 1,604 1,405
Prothena Corp. PLC * (Ireland)  1,555 19,243
PTC Therapeutics, Inc. * 1,616 82,351
Puma Biotechnology, Inc. * 2,661 7,877
Pyxis Oncology, Inc. * 4,347 4,260
Q32 Bio, Inc. * 806 1,330
Quad/Graphics, Inc. 1,347 7,341
Quanex Building Products Corp. 4,161 77,353
Quanterix Corp. * 2,730 17,772
Quantum-Si, Inc. * 10,846 13,015
Quipt Home Medical Corp. * 2,331 5,431
Rapport Therapeutics, Inc. * 634 6,359
RAPT Therapeutics, Inc. * 2,681 3,271
REGENXBIO, Inc. * 4,118 29,444
Regulus Therapeutics, Inc. * 4,021 7,037
Relay Therapeutics, Inc. * 11,148 29,208
Renovaro, Inc. * 1,802 979
Repay Holdings Corp. * 7,912 44,070
Replimune Group, Inc. * 6,047 58,958
Resources Connection, Inc. 2,866 18,744
Revolution Medicines, Inc. * 5,248 185,569
Rigel Pharmaceuticals, Inc. * 345 6,207
Sage Therapeutics, Inc. * 4,827 38,375
Savara, Inc. * 1,734 4,803
Scholar Rock Holding Corp. * 720 23,148
Scilex Holding Co. * ◊ 6,965 1,731
Select Medical Holdings Corp. 3,120 52,104
Seneca Foods Corp. Class A * 409 36,417
Septerna, Inc. * 692 4,007
Sezzle, Inc. * 162 5,652
Shattuck Labs, Inc. * 1,821 1,730
SI-BONE, Inc. * 675 9,470
SIGA Technologies, Inc. * 1,131 6,198
Skye Bioscience, Inc. * 1,364 2,169
Solid Biosciences, Inc. * 1,869 6,915
Sonida Senior Living, Inc. * 192 4,472
SoundThinking, Inc. * 85 1,441
SpartanNash Co. 2,869 58,126
Spyre Therapeutics, Inc. * 3,193 51,519
Stereotaxis, Inc. * 23 41

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
StoneCo Ltd. Class A * (Brazil)  12,273 $ 128,621
Strategic Education, Inc. 1,980 166,241
Summit Therapeutics, Inc. * 463 8,931
Supernus Pharmaceuticals, Inc. * 4,124 135,061
Surgery Partners, Inc. * 6,770 160,788
Surmodics, Inc. * 413 12,609
Sutro Biopharma, Inc. * 7,506 4,883
Tactile Systems Technology, Inc. * 2,145 28,357
Tejon Ranch Co. * 1,730 27,421
Teladoc Health, Inc. * 12,880 102,525
Telomir Pharmaceuticals, Inc. * 665 2,148
Tenaya Therapeutics, Inc. * 5,066 2,888
Terns Pharmaceuticals, Inc. * 5,848 16,140
Theravance Biopharma, Inc. * 3,255 29,067
Third Harmonic Bio, Inc. * 1,922 6,669
Tourmaline Bio, Inc. * 2,024 30,785
Travere Therapeutics, Inc. * 7,433 133,199
TreeHouse Foods, Inc. * 4,091 110,825
Trevi Therapeutics, Inc. * 2,517 15,832
TrueBlue, Inc. * 2,706 14,369
TScan Therapeutics, Inc. * 1,220 1,684
Turning Point Brands, Inc. 231 13,731
United Natural Foods, Inc. * 5,210 142,702
Universal Corp. 2,131 119,443
Upstream Bio, Inc. * 600 3,672
UroGen Pharma Ltd. * 612 6,769
USANA Health Sciences, Inc. * 962 25,945
Utah Medical Products, Inc. 182 10,199
Utz Brands, Inc. 1,675 23,584
Vanda Pharmaceuticals, Inc. * 4,973 22,826
Varex Imaging Corp. * 3,441 39,916
Ventyx Biosciences, Inc. * 5,455 6,273
Veracyte, Inc. * 6,899 204,555
Veru, Inc. * 3,542 1,736
Verve Therapeutics, Inc. * 6,306 28,818
Village Super Market, Inc. Class A  774 29,420
Vir Biotechnology, Inc. * 8,049 52,158
Viridian Therapeutics, Inc. * 1,751 23,603
Voyager Therapeutics, Inc. * 4,104 13,872
Waldencast PLC Class A * 1,968 5,904
WaVe Life Sciences Ltd. * 1,234 9,971
Weis Markets, Inc. 1,427 109,950
Werewolf Therapeutics, Inc. * 2,335 2,270
Willdan Group, Inc. * 1,129 45,973
WillScot Holdings Corp. * 267,840 7,445,952
XBiotech, Inc. * 1,818 5,890
Xencor, Inc. * 3,202 34,069
XOMA Royalty Corp. * 203 4,046
Zenas Biopharma, Inc. * 528 4,171
Zentalis Pharmaceuticals, Inc. * 5,090 8,093
Zevra Therapeutics, Inc. * 2,236 16,748
Zimvie, Inc. * 2,424 26,179
Zymeworks, Inc. * 4,853 57,799
33,698,475
Energy - 4.0%
spacing
Aemetis, Inc. * 3,012 5,241
Amplify Energy Corp. * 3,485 13,034
Aris Water Solutions, Inc. Class A  2,233 71,545
Berry Corp. 5,034 16,159
BKV Corp. * (Thailand)  999 20,979
Borr Drilling Ltd. * (Mexico)  21,148 46,314
Bristow Group, Inc. * 2,165 68,371
California Resources Corp. 6,175 271,515
a Shares Value
CNX Resources Corp. * 12,899 $ 406,061
Comstock Resources, Inc. * 8,209 166,971
Core Natural Resources, Inc. 4,662 359,440
Crescent Energy Co. Class A  10,898 122,494
CVR Energy, Inc. 353 6,848
Delek U.S. Holdings, Inc. 3,994 60,190
Diversified Energy Co. PLC ~ 3,950 53,404
DMC Global, Inc. * 1,309 11,022
DNOW, Inc. * 9,288 158,639
Drilling Tools International Corp. * 755 1,789
Energy Vault Holdings, Inc. * 9,304 6,470
Evolution Petroleum Corp. 1,368 7,086
Excelerate Energy, Inc. Class A  1,531 43,909
Expro Group Holdings NV * 8,392 83,416
Flowco Holdings, Inc. Class A * 1,242 31,857
Forum Energy Technologies, Inc. * 904 18,179
FuelCell Energy, Inc. * 1,872 8,593
FutureFuel Corp. 2,340 9,126
Geospace Technologies Corp. * 1,020 7,354
Golar LNG Ltd. (Cameroon)  8,724 331,425
Granite Ridge Resources, Inc. 4,106 24,964
Green Plains, Inc. * 5,626 27,286
Gulfport Energy Corp. * 540 99,436
Hallador Energy Co. * 2,264 27,802
Helix Energy Solutions Group, Inc. * 10,271 85,352
Helmerich & Payne, Inc. 8,744 228,393
HighPeak Energy, Inc. 1,157 14,648
Hunting PLC (United Kingdom)  332,912 1,306,554
Infinity Natural Resources, Inc. Class A * 815 15,281
Innovex International, Inc. * 3,121 56,053
Kinetik Holdings, Inc. 3,072 159,560
Kodiak Gas Services, Inc. 2,890 107,797
Liberty Energy, Inc. 254,332 4,026,076
Magnolia Oil & Gas Corp. Class A  1,245 31,449
Mammoth Energy Services, Inc. * 2,249 4,588
Matrix Service Co. * 2,339 29,074
Murphy Oil Corp. 12,442 353,353
Nabors Industries Ltd. * 561 23,399
NACCO Industries, Inc. Class A  289 9,748
Natural Gas Services Group, Inc. * 742 16,302
Noble Corp. PLC 4,163 98,663
Northern Oil & Gas, Inc. 8,228 248,732
NPK International, Inc. * 7,519 43,685
Oil States International, Inc. * 5,396 27,789
Par Pacific Holdings, Inc. * 4,858 69,275
Patterson-UTI Energy, Inc. 34,461 283,269
PBF Energy, Inc. Class A  8,935 170,569
Peabody Energy Corp. 10,894 147,614
Plug Power, Inc. * 66,873 90,279
PrimeEnergy Resources Corp. * 55 12,534
ProFrac Holding Corp. Class A * 1,913 14,520
ProPetro Holding Corp. * 7,669 56,367
Ranger Energy Services, Inc. Class A  1,411 20,022
REX American Resources Corp. * 1,048 39,373
Riley Exploration Permian, Inc. 877 25,582
Ring Energy, Inc. * 12,838 14,764
RPC, Inc. 7,597 41,784
SandRidge Energy, Inc. 2,759 31,508
SEACOR Marine Holdings, Inc. * 1,953 9,882
Seadrill Ltd. * (Norway)  4,126 103,150
Select Water Solutions, Inc. 235,706 2,474,913
Sitio Royalties Corp. Class A  6,820 135,513
SM Energy Co. 8,500 254,575
Solaris Energy Infrastructure, Inc. 2,709 58,948

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
SolarMax Technology, Inc. * 1,272 $ 1,526
Stem, Inc. * 13,223 4,632
SunCoke Energy, Inc. 7,450 68,540
Sunnova Energy International, Inc. * 9,199 3,422
Sunrun, Inc. * 19,504 114,293
T1 Energy, Inc. * (Norway)  9,868 12,434
Talos Energy, Inc. * 12,830 124,708
TechnipFMC PLC (United Kingdom)  6,223 197,207
TPI Composites, Inc. * 4,864 3,920
Transocean Ltd. * 64,453 204,316
VAALCO Energy, Inc. 8,355 31,415
Valaris Ltd. * 1,999 78,481
Veren, Inc. (Canada)  333,040 2,203,218
Vital Energy, Inc. * 2,563 54,387
Vitesse Energy, Inc. 2,114 51,983
Warrior Met Coal, Inc. 4,578 218,462
16,900,800
Financial - 37.3%
spacing
1st Source Corp. 1,661 99,344
Acadia Realty Trust REIT 10,562 221,274
ACNB Corp. 753 30,993
Advanced Flower Capital, Inc. REIT 1,877 10,455
AG Mortgage Investment Trust, Inc. REIT 2,387 17,425
Alerus Financial Corp. 1,875 34,612
Alexander & Baldwin, Inc. REIT 138,506 2,386,458
Alpine Income Property Trust, Inc. REIT 958 16,018
AlTi Global, Inc. * 3,203 9,737
Amalgamated Financial Corp. 1,701 48,904
Ambac Financial Group, Inc. * 4,223 36,951
Amerant Bancorp, Inc. 3,255 67,183
American Assets Trust, Inc. REIT 4,305 86,703
American Coastal Insurance Corp.
Class C * 1,354 15,666
American Healthcare REIT, Inc. 13,505 409,201
American Realty Investors, Inc. * 268 2,935
Ameris Bancorp 6,027 346,974
AMERISAFE, Inc. 994 52,235
Ames National Corp. 789 13,823
Angel Oak Mortgage REIT, Inc. 643 6,128
Anywhere Real Estate, Inc. * 8,774 29,217
Apartment Investment & Management Co.
Class A REIT * 6,169 54,287
Apollo Commercial Real Estate Finance,
Inc. REIT 12,065 115,462
Apple Hospitality REIT, Inc. 20,555 265,365
Arbor Realty Trust, Inc. REIT 16,421 192,947
ARES Commercial Real Estate Corp. REIT 4,618 21,381
Armada Hoffler Properties, Inc. REIT 6,341 47,621
ARMOUR Residential REIT, Inc. 4,836 82,696
Arrow Financial Corp. 1,486 39,067
Associated Banc-Corp. 14,851 334,593
Atlantic Union Bankshares Corp. 91,843 2,859,991
Atlanticus Holdings Corp. * 513 26,240
Axos Financial, Inc. * 4,356 281,049
Banc of California, Inc. 12,305 174,608
BancFirst Corp. 1,603 176,122
Banco Latinoamericano de Comercio
Exterior SA (Panama)  2,491 91,171
Bancorp, Inc. * 219 11,572
Bank First Corp. 839 84,521
Bank of Hawaii Corp. 3,486 240,429
Bank of Marin Bancorp 1,440 31,781
a Shares Value
Bank of NT Butterfield & Son Ltd.
(Bermuda)  3,972 $ 154,590
Bank7 Corp. 391 15,147
BankUnited, Inc. 6,841 235,604
Bankwell Financial Group, Inc. 632 19,074
Banner Corp. 3,176 202,534
Bar Harbor Bankshares 1,425 42,037
BayCom Corp. 1,064 26,781
BCB Bancorp, Inc. 1,463 14,425
Berkshire Hills Bancorp, Inc. 4,086 106,604
BGC Group, Inc. Class A  24,815 227,554
Bit Digital, Inc. * 11,224 22,672
Blackstone Mortgage Trust, Inc.
Class A REIT 15,334 306,680
Blue Foundry Bancorp * 1,451 13,349
Bowhead Specialty Holdings, Inc. * 1,066 43,333
Braemar Hotels & Resorts, Inc. REIT 5,887 14,659
Brandywine Realty Trust REIT 15,108 67,382
Bread Financial Holdings, Inc. 74,947 3,753,346
Bridgewater Bancshares, Inc. * 1,769 24,571
BrightSpire Capital, Inc. REIT 11,413 63,456
Broadstone Net Lease, Inc. REIT 16,740 285,250
Brookfield Business Corp. Class A (Canada)  2,348 62,504
Brookline Bancorp, Inc. 8,107 88,366
BRT Apartments Corp. REIT 1,010 17,170
Burford Capital Ltd. 17,846 235,746
Burke & Herbert Financial Services Corp. 1,179 66,154
Business First Bancshares, Inc. 2,193 53,400
Byline Bancorp, Inc. 2,913 76,204
Cadence Bank 13,054 396,319
California BanCorp * 1,956 28,029
Camden National Corp. 35,591 1,440,368
Cannae Holdings, Inc. 5,062 92,786
Capital Bancorp, Inc. 865 24,505
Capital City Bank Group, Inc. 1,309 47,072
Capitol Federal Financial, Inc. 10,878 60,917
CareTrust REIT, Inc. 15,270 436,417
Carter Bankshares, Inc. * 2,108 34,107
Cathay General Bancorp 5,228 224,961
CBL & Associates Properties, Inc. REIT 660 17,543
Centerspace REIT 1,455 94,211
Central Pacific Financial Corp. 2,475 66,924
Chatham Lodging Trust REIT 4,461 31,807
Chemung Financial Corp. 304 14,461
Chicago Atlantic Real Estate Finance, Inc.
REIT 1,450 21,315
Chimera Investment Corp. REIT 7,162 91,888
ChoiceOne Financial Services, Inc. 770 22,153
Cipher Mining, Inc. * 6,113 14,060
Citizens & Northern Corp. 1,374 27,645
Citizens Financial Services, Inc. 397 23,046
City Holding Co. 1,179 138,497
City Office REIT, Inc. 3,662 19,006
Civista Bancshares, Inc. 1,500 29,310
Claros Mortgage Trust, Inc. REIT 7,624 28,438
Clipper Realty, Inc. REIT 107 411
CNB Financial Corp. 1,996 44,411
CNO Financial Group, Inc. 225,577 9,395,282
Coastal Financial Corp. * 77 6,962
Colony Bankcorp, Inc. 1,555 25,113
Columbia Banking System, Inc. 362,791 9,048,008
Columbia Financial, Inc. * 2,178 32,670
Community Financial System, Inc. 4,729 268,891
Community Healthcare Trust, Inc. REIT 2,220 40,315

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Community Trust Bancorp, Inc. 1,432 $ 72,115
Community West Bancshares 1,435 26,519
Compass Diversified Holdings 5,952 111,124
ConnectOne Bancorp, Inc. 3,270 79,494
Consumer Portfolio Services, Inc. * 964 8,358
COPT Defense Properties REIT 10,014 273,082
Core Scientific, Inc. * 3,482 25,210
CTO Realty Growth, Inc. REIT 2,465 47,599
Curbline Properties Corp. REIT * 8,366 202,374
Cushman & Wakefield PLC * 11,479 117,315
Customers Bancorp, Inc. * 2,639 132,478
CVB Financial Corp. 11,940 220,412
Diamond Hill Investment Group, Inc. 64 9,142
DiamondRock Hospitality Co. REIT 18,802 145,151
Dime Community Bancshares, Inc. 3,606 100,535
Diversified Healthcare Trust REIT 19,445 46,668
Donegal Group, Inc. Class A  1,521 29,857
Douglas Emmett, Inc. REIT 14,454 231,264
Dynex Capital, Inc. REIT 7,113 92,611
Eagle Bancorp, Inc. 2,656 55,776
Easterly Government Properties, Inc. REIT 8,647 91,658
Eastern Bankshares, Inc. 17,253 282,949
Ellington Financial, Inc. REIT 7,577 100,471
Elme Communities REIT 7,743 134,728
Empire State Realty Trust, Inc.
Class A REIT 12,196 95,373
Employers Holdings, Inc. 2,271 115,003
Enact Holdings, Inc. 2,806 97,508
Encore Capital Group, Inc. * 2,091 71,679
Enova International, Inc. * 2,313 223,343
Enstar Group Ltd. * 1,140 378,913
Enterprise Bancorp, Inc. 914 35,582
Enterprise Financial Services Corp. 3,343 179,653
Equity Bancshares, Inc. Class A  1,528 60,203
Esquire Financial Holdings, Inc. 110 8,292
ESSA Bancorp, Inc. 815 15,363
Essent Group Ltd. 9,265 534,776
Essential Properties Realty Trust, Inc. REIT 15,641 510,522
F&G Annuities & Life, Inc. 1,587 57,211
Farmers & Merchants Bancorp, Inc. 1,231 29,433
Farmers National Banc Corp. 3,253 42,452
Farmland Partners, Inc. REIT 3,946 43,998
FB Financial Corp. 3,304 153,173
Federal Agricultural Mortgage Corp. Class C  110 20,626
Fidelis Insurance Holdings Ltd. (United
Kingdom)  4,589 74,342
Fidelity D&D Bancorp, Inc. 438 18,225
Financial Institutions, Inc. 1,733 43,256
First BanCorp 11,105 212,883
First Bancorp, Inc. 1,040 25,709
First Bancorp/Southern Pines NC 133,044 5,340,386
First Bancshares, Inc. 2,741 92,673
First Bank 1,899 28,124
First Busey Corp. 7,491 161,806
First Business Financial Services, Inc. 718 33,854
First Commonwealth Financial Corp. 199,165 3,095,024
First Community Bankshares, Inc. 1,547 58,306
First Financial Bancorp 8,981 224,345
First Financial Corp. 1,057 51,772
First Financial Northwest, Inc. 583 13,211
First Foundation, Inc. 3,957 20,537
First Internet Bancorp 493 13,203
First Interstate BancSystem, Inc. Class A  301,314 8,632,646
First Merchants Corp. 5,282 213,604
a Shares Value
First Mid Bancshares, Inc. 2,063 $ 71,999
First of Long Island Corp. 2,029 25,058
First Western Financial, Inc. * 538 10,572
Five Star Bancorp 1,581 43,952
Flagstar Financial, Inc. 22,388 260,149
Flushing Financial Corp. 3,248 41,250
Forge Global Holdings, Inc. * 11,462 6,442
Four Corners Property Trust, Inc. REIT 8,559 245,643
Franklin BSP Realty Trust, Inc. REIT 6,900 87,906
Franklin Street Properties Corp. REIT 9,043 16,097
FrontView REIT, Inc. 1,285 16,435
FRP Holdings, Inc. * 1,061 30,313
FS Bancorp, Inc. 653 24,821
FTAI Infrastructure, Inc. 8,830 40,000
Fulton Financial Corp. 16,514 298,738
FVCBankcorp, Inc. * 1,663 17,578
GCM Grosvenor, Inc. Class A  896 11,854
Genworth Financial, Inc. * 32,738 232,112
German American Bancorp, Inc. 104,355 3,913,312
Getty Realty Corp. REIT 4,390 136,880
Glacier Bancorp, Inc. 10,176 449,983
Gladstone Commercial Corp. REIT 3,282 49,164
Gladstone Land Corp. REIT 2,508 26,384
Global Medical REIT, Inc. 5,160 45,150
Global Net Lease, Inc. REIT 17,607 141,560
GoHealth, Inc. Class A * 476 5,840
Granite Point Mortgage Trust, Inc. REIT 4,537 11,796
Great Southern Bancorp, Inc. 778 43,078
Greenlight Capital Re Ltd. Class A * 2,829 38,333
Guaranty Bancshares, Inc. 716 28,661
HA Sustainable Infrastructure Capital, Inc. 10,399 304,067
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  3,823 79,251
Hancock Whitney Corp. 8,067 423,114
Hanmi Financial Corp. 2,366 53,614
Hanover Insurance Group, Inc. 59,269 10,309,843
HarborOne Bancorp, Inc. 3,376 35,009
HBT Financial, Inc. 1,235 27,676
Heritage Commerce Corp. 5,401 51,418
Heritage Financial Corp. 2,521 61,336
Heritage Insurance Holdings, Inc. * 2,087 30,095
Hilltop Holdings, Inc. 4,158 126,611
Hingham Institution For Savings 144 34,243
Hippo Holdings, Inc. * 1,758 44,934
Home Bancorp, Inc. 686 30,733
Home BancShares, Inc. 17,020 481,155
HomeStreet, Inc. * 1,638 19,230
HomeTrust Bancshares, Inc. 1,380 47,306
Hope Bancorp, Inc. 9,168 95,989
Horace Mann Educators Corp. 203,141 8,680,215
Horizon Bancorp, Inc. 4,014 60,531
Hudson Pacific Properties, Inc. REIT 12,319 36,341
Hut 8 Corp. * (Canada)  7,206 83,734
Independence Realty Trust, Inc. REIT 20,025 425,131
Independent Bank Corp. (IBCP US) 1,893 58,285
Independent Bank Corp. (INDB US) 3,283 205,680
Industrial Logistics Properties Trust REIT 5,563 19,137
Innovative Industrial Properties, Inc. REIT 2,502 135,333
International Bancshares Corp. 4,885 308,048
InvenTrust Properties Corp. REIT 6,915 203,094
Invesco Mortgage Capital, Inc. REIT 5,586 44,074
Investar Holding Corp. 907 15,972
Investors Title Co. 120 28,930
Jackson Financial, Inc. Class A  4,527 379,272

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
James River Group Holdings Ltd. 3,423 $ 14,377
JBG SMITH Properties REIT 7,157 115,299
John Marshall Bancorp, Inc. 1,152 19,031
Kearny Financial Corp. 4,780 29,923
Kennedy-Wilson Holdings, Inc. 9,963 86,479
Kite Realty Group Trust REIT 179,902 4,024,408
KKR Real Estate Finance Trust, Inc. REIT 3,701 39,971
Ladder Capital Corp. REIT 10,305 117,580
Lakeland Financial Corp. 2,064 122,684
LCNB Corp. 1,199 17,733
Legacy Housing Corp. * 875 22,067
Lemonade, Inc. * 839 26,370
LendingClub Corp. * 9,979 102,983
LendingTree, Inc. * 69 3,469
LINKBANCORP, Inc. 1,943 13,174
Live Oak Bancshares, Inc. 431 11,490
LTC Properties, Inc. REIT 3,950 140,027
LXP Industrial Trust REIT 25,605 221,483
Macerich Co. REIT 22,231 381,706
Maiden Holdings Ltd. * 8,511 4,854
MARA Holdings, Inc. * 5,518 63,457
Marcus & Millichap, Inc. 2,119 73,000
Maui Land & Pineapple Co., Inc. * 66 1,160
MBIA, Inc. * 4,055 20,194
McGrath RentCorp 57,152 6,366,733
Medallion Financial Corp. 1,819 15,843
Mercantile Bank Corp. 1,461 63,466
Merchants Bancorp 1,626 60,162
Mercury General Corp. 2,104 117,614
Metrocity Bankshares, Inc. 1,625 44,801
Metropolitan Bank Holding Corp. * 974 54,534
MFA Financial, Inc. REIT 9,132 93,694
Mid Penn Bancorp, Inc. 1,671 43,296
Middlefield Banc Corp. 678 18,950
Midland States Bancorp, Inc. 1,813 31,039
MidWestOne Financial Group, Inc. 1,695 50,189
Mr. Cooper Group, Inc. * 3,598 430,321
MVB Financial Corp. 1,086 18,810
National Bank Holdings Corp. Class A  3,304 126,444
National Bankshares, Inc. 538 14,327
National Health Investors, Inc. REIT 3,887 287,094
Navient Corp. 7,021 88,675
NB Bancorp, Inc. * 3,355 60,625
NBT Bancorp, Inc. 4,144 177,778
Nelnet, Inc. Class A  1,289 142,989
NET Lease Office Properties REIT * 1,340 42,049
NETSTREIT Corp. REIT 5,445 86,303
New York Mortgage Trust, Inc. REIT 7,742 50,246
Newmark Group, Inc. Class A  11,861 144,348
NewtekOne, Inc. 2,424 28,991
NexPoint Diversified Real Estate Trust REIT 3,118 11,942
Nexpoint Real Estate Finance, Inc. REIT 670 10,244
NexPoint Residential Trust, Inc. REIT 1,973 77,993
NI Holdings, Inc. * 747 10,652
Nicolet Bankshares, Inc. 943 102,749
NMI Holdings, Inc. * 6,572 236,921
Northeast Bank 653 59,776
Northeast Community Bancorp, Inc. 1,207 28,292
Northfield Bancorp, Inc. 3,494 38,120
Northrim BanCorp, Inc. 507 37,123
Northwest Bancshares, Inc. 11,608 139,528
Norwood Financial Corp. 777 18,780
Oak Valley Bancorp 672 16,773
OceanFirst Financial Corp. 5,305 90,238
a Shares Value
Offerpad Solutions, Inc. * 983 $ 1,632
OFG Bancorp 4,062 162,561
Old National Bancorp 28,324 600,186
Old Second Bancorp, Inc. 4,070 67,725
One Liberty Properties, Inc. REIT 1,478 38,827
Onity Group, Inc. * 617 19,941
Orange County Bancorp, Inc. 963 22,525
Orchid Island Capital, Inc. REIT 6,569 49,399
Origin Bancorp, Inc. 2,627 91,078
Orion Properties, Inc. REIT 5,069 10,848
Orrstown Financial Services, Inc. 1,616 48,496
Outfront Media, Inc. REIT 7,967 128,587
P10, Inc. Class A  73 858
Pacific Premier Bancorp, Inc. 7,455 158,941
Pagseguro Digital Ltd. Class A * (Brazil)  7,968 60,796
Paramount Group, Inc. REIT 16,496 70,933
Park National Corp. 1,298 196,517
Parke Bancorp, Inc. 1,044 19,669
Pathward Financial, Inc. 1,407 102,641
PCB Bancorp 1,079 20,188
Peakstone Realty Trust REIT 3,238 40,799
Peapack-Gladstone Financial Corp. 1,573 44,673
Pebblebrook Hotel Trust REIT 10,650 107,884
PennyMac Financial Services, Inc. 1,083 108,419
PennyMac Mortgage Investment Trust REIT 7,720 113,098
Peoples Bancorp of North Carolina, Inc. 450 12,258
Peoples Bancorp, Inc. 90,332 2,679,247
Peoples Financial Services Corp. 631 28,061
Phillips Edison & Co., Inc. REIT 9,298 339,284
Piedmont Office Realty Trust, Inc.
Class A REIT 11,119 81,947
Pioneer Bancorp, Inc. * 989 11,581
Plumas Bancorp 544 23,539
Plymouth Industrial REIT, Inc. 3,636 59,267
Ponce Financial Group, Inc. * 1,638 20,753
Postal Realty Trust, Inc. Class A REIT 760 10,853
PotlatchDeltic Corp. REIT 6,982 315,028
PRA Group, Inc. * 3,469 71,531
Preferred Bank 720 60,235
Primis Financial Corp. 1,924 18,797
Princeton Bancorp, Inc. 521 15,917
ProAssurance Corp. * 3,939 91,976
Provident Bancorp, Inc. * 1,398 16,049
Provident Financial Services, Inc. 7,768 133,377
QCR Holdings, Inc. 1,478 105,411
Radian Group, Inc. 13,306 440,029
RBB Bancorp 1,575 25,987
RE/MAX Holdings, Inc. Class A * 1,657 13,869
Ready Capital Corp. REIT 14,290 72,736
Red River Bancshares, Inc. 422 21,796
Redwood Trust, Inc. REIT 12,020 72,961
Regional Management Corp. 771 23,215
Renasant Corp. 4,631 157,130
Republic Bancorp, Inc. Class A  767 48,950
Resolute Holdings Management, Inc. * 37 1,160
Riot Platforms, Inc. * 23,887 170,075
RLJ Lodging Trust REIT 13,629 107,533
RMR Group, Inc. Class A  1,466 24,409
Roadzen, Inc. * 3,771 3,922
S&T Bancorp, Inc. 3,426 126,933
Sabra Health Care REIT, Inc. 21,141 369,333
Safehold, Inc. REIT 4,608 86,262
Safety Insurance Group, Inc. 1,324 104,437
Sandy Spring Bancorp, Inc. 85,479 2,389,138

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Seacoast Banking Corp. of Florida 147,970 $ 3,807,268
Selective Insurance Group, Inc. 857 78,450
Selectquote, Inc. * 12,776 42,672
Service Properties Trust REIT 14,796 38,618
ServisFirst Bancshares, Inc. 3,257 269,028
Seven Hills Realty Trust REIT 1,380 17,236
Shore Bancshares, Inc. 2,595 35,136
Sierra Bancorp 1,283 35,770
Silvercrest Asset Management Group, Inc.
Class A  1,151 18,830
Simmons First National Corp. Class A  11,254 231,045
SiriusPoint Ltd. * (Sweden)  7,816 135,139
SITE Centers Corp. REIT 4,284 55,007
Skyward Specialty Insurance Group, Inc. * 2,541 134,470
SL Green Realty Corp. REIT 6,415 370,145
SmartFinancial, Inc. 1,468 45,625
South Plains Financial, Inc. 1,154 38,220
Southern First Bancshares, Inc. * 706 23,242
Southern Missouri Bancorp, Inc. 885 46,038
Southern States Bancshares, Inc. 807 28,850
Southside Bancshares, Inc. 2,564 74,253
SouthState Corp. 100,444 9,323,212
STAG Industrial, Inc. REIT 55,675 2,010,981
Star Holdings * 999 8,501
Stellar Bancorp, Inc. 4,362 120,653
Sterling Bancorp, Inc. * 1,844 8,925
Stewart Information Services Corp. 2,443 174,308
Stock Yards Bancorp, Inc. 2,317 160,012
StoneX Group, Inc. * 3,595 274,586
Stratus Properties, Inc. * 448 7,952
Summit Hotel Properties, Inc. REIT 9,513 51,465
Sunrise Realty Trust, Inc. REIT 924 10,229
Sunstone Hotel Investors, Inc. REIT 17,870 168,157
SWK Holdings Corp. * 393 6,834
Tanger, Inc. REIT 5,916 199,902
Terawulf, Inc. * 1,753 4,786
Terreno Realty Corp. REIT 8,729 551,847
Texas Capital Bancshares, Inc. * 4,156 310,453
Third Coast Bancshares, Inc. * 1,063 35,472
Timberland Bancorp, Inc. 730 22,009
Tiptree, Inc. 1,762 42,447
Tompkins Financial Corp. 1,169 73,624
Towne Bank 6,336 216,628
TPG RE Finance Trust, Inc. REIT 5,380 43,847
Transcontinental Realty Investors, Inc.
REIT * 96 2,683
TriCo Bancshares 92,398 3,693,148
Triumph Financial, Inc. * 175 10,115
TrustCo Bank Corp. 1,692 51,572
Trustmark Corp. 4,698 162,034
TWFG, Inc. * 270 8,346
Two Harbors Investment Corp. REIT 9,319 124,502
UMB Financial Corp. 6,132 619,945
UMH Properties, Inc. REIT 5,370 100,419
United Bankshares, Inc. 11,984 415,485
United Community Banks, Inc. 10,843 305,014
United Fire Group, Inc. 1,907 56,180
Uniti Group, Inc. REIT 21,637 109,050
Unity Bancorp, Inc. 715 29,100
Universal Health Realty Income Trust REIT 141 5,775
Universal Insurance Holdings, Inc. 1,826 43,276
Univest Financial Corp. 2,729 77,394
Urban Edge Properties REIT 11,390 216,410
USCB Financial Holdings, Inc. 746 13,846
a Shares Value
Valley National Bancorp 42,419 $ 377,105
Velocity Financial, Inc. * 807 15,099
Veris Residential, Inc. REIT 6,888 116,545
Veritex Holdings, Inc. 4,153 103,700
Victory Capital Holdings, Inc. Class A  126,191 7,302,673
Virginia National Bankshares Corp. 433 15,623
Virtus Investment Partners, Inc. 131 22,579
WaFd, Inc. 8,242 235,556
Walker & Dunlop, Inc. 788 67,264
Washington Trust Bancorp, Inc. 20,173 622,539
Waterstone Financial, Inc. 1,440 19,368
WesBanco, Inc. 7,735 239,476
West BanCorp, Inc. 1,524 30,389
Westamerica BanCorp 2,290 115,943
Whitestone REIT 4,303 62,695
World Acceptance Corp. * 44 5,568
WSFS Financial Corp. 140,655 7,295,775
Xenia Hotels & Resorts, Inc. REIT 9,312 109,509
158,581,089
Industrial - 24.0%
spacing
908 Devices, Inc. * 1,714 7,679
AAR Corp. * 2,468 138,183
AerSale Corp. * 2,915 21,833
Air Transport Services Group, Inc. * 4,533 101,721
Albany International Corp. Class A  2,074 143,189
Allient, Inc. 1,193 26,222
American Woodmark Corp. * 23,288 1,370,033
AMMO, Inc. * 8,203 11,320
Apogee Enterprises, Inc. 1,317 61,017
Applied Optoelectronics, Inc. * 3,820 58,637
Archer Aviation, Inc. Class A * 1,661 11,810
Arcosa, Inc. 4,299 331,539
Ardmore Shipping Corp. (Ireland)  3,712 36,340
Arq, Inc. * 2,299 9,587
Aspen Aerogels, Inc. * 4,276 27,324
Astec Industries, Inc. 2,002 68,969
Astronics Corp. * 2,581 62,383
AZZ, Inc. 425 35,534
Bel Fuse, Inc. Class A  153 11,025
Bel Fuse, Inc. Class B  913 68,347
Belden, Inc. 1,684 168,821
Benchmark Electronics, Inc. 136,149 5,177,746
Bloom Energy Corp. Class A * 1,533 30,139
Boise Cascade Co. 1,803 176,856
Bridger Aerospace Group Holdings, Inc. * 1,163 1,314
Caesarstone Ltd. * 1,434 3,485
ChargePoint Holdings, Inc. * 15,609 9,443
Chart Industries, Inc. * 60,105 8,676,758
Clearwater Paper Corp. * 1,420 36,025
Columbus McKinnon Corp. 2,518 42,630
Concrete Pumping Holdings, Inc. * 2,057 11,231
Core Molding Technologies, Inc. * 696 10,579
Costamare, Inc. (Monaco)  3,572 35,148
Covenant Logistics Group, Inc. 1,216 26,995
CryoPort, Inc. * 733 4,457
CTS Corp. 518 21,523
DHT Holdings, Inc. 11,836 124,278
Dorian LPG Ltd. 1,587 35,454
Ducommun, Inc. * 1,229 71,319
DXP Enterprises, Inc. * 996 81,931
Eastern Co. 466 11,799
Eastman Kodak Co. * 5,451 34,450
EnerSys 284 26,009

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Enpro, Inc. 1,658 $ 268,248
Enviri Corp. * 7,022 46,696
ESCO Technologies, Inc. 1,166 185,534
FARO Technologies, Inc. * 1,664 45,427
FLEX LNG Ltd. (Norway)  1,008 23,174
Fluor Corp. * 1,330 47,641
Forward Air Corp. * 2,209 44,379
Gates Industrial Corp. PLC * 239,794 4,414,608
GATX Corp. 3,141 487,703
Genco Shipping & Trading Ltd. 3,796 50,715
Gencor Industries, Inc. * 787 9,570
Gibraltar Industries, Inc. * 1,401 82,183
Golden Ocean Group Ltd. (Norway)  10,805 86,224
GoPro, Inc. Class A * 11,558 7,662
GrafTech International Ltd. * 1,555 1,360
Granite Construction, Inc. 720 54,288
Great Lakes Dredge & Dock Corp. * 5,858 50,965
Greenbrier Cos., Inc. 2,732 139,933
Greif, Inc. Class A  2,250 123,727
Greif, Inc. Class B  451 26,735
Heartland Express, Inc. 2,229 20,551
Helios Technologies, Inc. 908 29,138
Hillenbrand, Inc. 4,128 99,650
Hillman Solutions Corp. * 14,251 125,266
Hub Group, Inc. Class A  5,333 198,228
Hyster-Yale, Inc. 419 17,405
Ichor Holdings Ltd. * 2,003 45,288
Insteel Industries, Inc. 742 19,515
International Seaways, Inc. 3,584 118,989
Intuitive Machines, Inc. * 3,638 27,103
Itron, Inc. * 386 40,437
JBT Marel Corp. 3,857 471,325
JELD-WEN Holding, Inc. * 4,917 29,354
Kennametal, Inc. 6,935 147,715
Kimball Electronics, Inc. * 2,089 34,364
Knight-Swift Transportation Holdings, Inc. 112,619 4,897,800
Knowles Corp. * 175,220 2,663,344
Kratos Defense & Security Solutions, Inc. * 7,286 216,321
L.B. Foster Co. Class A * 822 16,177
Latham Group, Inc. * 3,582 23,032
Lindsay Corp. 462 58,452
Louisiana-Pacific Corp. 19,490 1,792,690
LSB Industries, Inc. * 4,801 31,639
LSI Industries, Inc. 697 11,849
Luxfer Holdings PLC (United Kingdom)  2,321 27,527
Manitowoc Co., Inc. * 3,115 26,758
Marten Transport Ltd. 3,773 51,766
Masterbrand, Inc. * 11,216 146,481
Materion Corp. 103 8,405
Matson, Inc. 2,904 372,206
Mayville Engineering Co., Inc. * 1,058 14,209
Melrose Industries PLC (United Kingdom)  761,022 4,697,646
Mercury Systems, Inc. * 4,609 198,602
Mesa Laboratories, Inc. 302 35,835
Metallus, Inc. * 3,661 48,911
MicroVision, Inc. * 9,438 11,703
Middleby Corp. * 25,512 3,877,314
Mirion Technologies, Inc. * 15,889 230,390
Mistras Group, Inc. * 1,750 18,515
Mueller Industries, Inc. 753 57,333
Mueller Water Products, Inc. Class A  215,267 5,472,087
NANO Nuclear Energy, Inc. * 1,814 47,998
National Presto Industries, Inc. 454 39,911
Net Power, Inc. * 2,123 5,583
a Shares Value
NEXTracker, Inc. Class A * 3,262 $ 137,461
NL Industries, Inc. 853 6,739
nLight, Inc. * 3,787 29,425
NN, Inc. * 4,233 9,567
Nordic American Tankers Ltd. 17,709 43,564
Northwest Pipe Co. * 703 29,034
NV5 Global, Inc. * 3,980 76,695
O-I Glass, Inc. * 13,684 156,955
Olympic Steel, Inc. 894 28,179
Orion Group Holdings, Inc. * 2,775 14,513
OSI Systems, Inc. * 86 16,713
Pactiv Evergreen, Inc. 3,168 57,056
PAMT Corp. * 475 5,766
Pangaea Logistics Solutions Ltd. 3,080 14,661
Park Aerospace Corp. 816 10,975
Park-Ohio Holdings Corp. 870 18,792
Plexus Corp. * 1,671 214,105
Primoris Services Corp. 2,366 135,832
Proficient Auto Logistics, Inc. * 1,264 10,580
Proto Labs, Inc. * 2,174 76,177
Pure Cycle Corp. * 1,666 17,443
PureCycle Technologies, Inc. * 8,869 61,373
QinetiQ Group PLC (United Kingdom)  1,694,230 8,494,714
Radiant Logistics, Inc. * 2,782 17,109
Ranpak Holdings Corp. * 3,981 21,577
Redwire Corp. * 1,520 12,601
Regal Rexnord Corp. 45,977 5,234,481
RXO, Inc. * 148,756 2,841,240
Ryerson Holding Corp. 152,278 3,496,303
Safe Bulkers, Inc. (Monaco)  5,399 19,922
Sanmina Corp. * 121,533 9,258,384
Scorpio Tankers, Inc. (Monaco)  3,943 148,178
Senior PLC (United Kingdom)  840,264 1,615,091
SFL Corp. Ltd. (Norway)  8,961 73,480
SmartRent, Inc. * 16,110 19,493
Smith & Wesson Brands, Inc. 3,681 34,307
Southland Holdings, Inc. * 349 1,044
Standard BioTools, Inc. * 20,159 21,772
Standex International Corp. 217 35,022
Stoneridge, Inc. * 2,323 10,663
Sturm Ruger & Co., Inc. 986 38,740
Teekay Corp. Ltd. * (Bermuda)  4,905 32,226
Teekay Tankers Ltd. Class A (Canada)  2,119 81,094
Tennant Co. 913 72,812
Terex Corp. 5,935 224,224
Thermon Group Holdings, Inc. * 2,596 72,299
Tredegar Corp. * 2,335 17,979
TriMas Corp. 3,541 82,966
Trinity Industries, Inc. 632 17,734
Triumph Group, Inc. * 6,491 164,482
TTM Technologies, Inc. * 116,205 2,383,365
Turtle Beach Corp. * 582 8,305
Tutor Perini Corp. * 3,834 88,872
Twin Disc, Inc. 1,024 7,752
UFP Industries, Inc. 76,029 8,138,144
Ultralife Corp. * 675 3,631
Universal Logistics Holdings, Inc. 399 10,470
Valmont Industries, Inc. 26,341 7,516,931
Vicor Corp. * 895 41,868
Virgin Galactic Holdings, Inc. * 2,296 6,957
Vishay Intertechnology, Inc. 10,960 174,264
Werner Enterprises, Inc. 4,693 137,505
Willis Lease Finance Corp. 253 39,966
World Kinect Corp. 4,539 128,726

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Worthington Enterprises, Inc. 319 $ 15,979
Worthington Steel, Inc. 2,890 73,204
Zurn Elkay Water Solutions Corp. 715 23,581
102,273,728
Technology - 3.3%
spacing
3D Systems Corp. * 11,508 24,397
ACI Worldwide, Inc. * 202,554 11,081,729
ACM Research, Inc. Class A * 1,424 33,236
Adeia, Inc. 1,531 20,240
Alpha & Omega Semiconductor Ltd. * 2,116 52,604
Ambarella, Inc. * 1,621 81,585
ASGN, Inc. * 3,002 189,186
Asure Software, Inc. * 2,187 20,886
Bandwidth, Inc. Class A * 273 3,576
BigBear.ai Holdings, Inc. * 2,509 7,176
Cantaloupe, Inc. * 344 2,707
Cerence, Inc. * 3,802 30,036
CEVA, Inc. * 296 7,581
Cohu, Inc. * 4,025 59,208
Commvault Systems, Inc. * 265 41,806
Conduent, Inc. * 14,557 39,304
Consensus Cloud Solutions, Inc. * 1,631 37,644
Corsair Gaming, Inc. * 3,115 27,599
Cricut, Inc. Class A  785 4,043
CS Disco, Inc. * 1,059 4,331
D-Wave Quantum, Inc. * (Canada)  7,364 55,966
Daily Journal Corp. * 35 13,920
Definitive Healthcare Corp. * 4,752 13,733
Diebold Nixdorf, Inc. * 2,260 98,807
Digi International, Inc. * 3,209 89,306
Digimarc Corp. * 103 1,320
Digital Turbine, Inc. * 8,779 23,835
Diodes, Inc. * 3,593 155,110
Donnelley Financial Solutions, Inc. * 898 39,252
E2open Parent Holdings, Inc. * 18,195 36,390
EverCommerce, Inc. * 562 5,665
Everspin Technologies, Inc. * 289 1,474
Fastly, Inc. Class A * 2,474 15,660
Grid Dynamics Holdings, Inc. * 1,460 22,849
Health Catalyst, Inc. * 4,875 22,084
I3 Verticals, Inc. Class A * 1,908 47,070
IBEX Holdings Ltd. * 800 19,480
Immersion Corp. 2,812 21,315
Integral Ad Science Holding Corp. * 5,687 45,837
Life360, Inc. * 185 7,102
Logility Supply Chain Solutions, Inc. Class A  2,759 39,343
MaxLinear, Inc. * 388 4,214
Meridianlink, Inc. * 1,148 21,272
Navitas Semiconductor Corp. * 9,697 19,879
NCR Voyix Corp. * 1,461 14,245
NetScout Systems, Inc. * 6,155 129,317
Olo, Inc. Class A * 4,904 29,620
ON24, Inc. * 2,387 12,412
OneSpan, Inc. * 372 5,673
Ouster, Inc. * 3,506 31,484
Outbrain, Inc. * 3,577 13,342
Pagaya Technologies Ltd. Class A * 3,198 33,515
PAR Technology Corp. * 172 10,551
Penguin Solutions, Inc. * 4,616 80,180
Photronics, Inc. * 3,581 74,342
Pitney Bowes, Inc. 9,694 87,731
Planet Labs PBC * 19,580 66,180
Playstudios, Inc. * 8,646 10,980
a Shares Value
Rackspace Technology, Inc. * 6,453 $ 10,906
Rekor Systems, Inc. * 991 879
Richardson Electronics Ltd. 956 10,669
Rigetti Computing, Inc. * 16,698 132,248
Rimini Street, Inc. * 4,055 14,111
Silvaco Group, Inc. * 340 1,550
SolarWinds Corp. 4,902 90,344
Synaptics, Inc. * 3,233 206,007
Telos Corp. * 4,895 11,650
TTEC Holdings, Inc. 1,869 6,149
Unisys Corp. * 6,039 27,719
V2X, Inc. * 1,474 72,300
Veeco Instruments, Inc. * 715 14,357
Verint Systems, Inc. * 5,431 96,943
Vimeo, Inc. * 12,902 67,865
Vishay Precision Group, Inc. * 1,010 24,331
Waystar Holding Corp. * 2,465 92,092
Xerox Holdings Corp. 10,364 50,058
14,119,507
Utilities - 2.8%
spacing
ALLETE, Inc. 5,155 338,683
Altus Power, Inc. * 6,663 32,982
Ameresco, Inc. Class A * 1,948 23,532
American States Water Co. 1,410 110,939
Avista Corp. 7,001 293,132
Black Hills Corp. 46,821 2,839,694
Brookfield Infrastructure Corp.
Class A (Canada)  10,645 385,243
California Water Service Group 3,828 185,505
Chesapeake Utilities Corp. 1,961 251,851
Consolidated Water Co. Ltd. 885 21,674
Genie Energy Ltd. Class B  607 9,135
Hawaiian Electric Industries, Inc. * 15,341 167,984
IDACORP, Inc. 26,611 3,092,730
MGE Energy, Inc. 1,840 171,046
Middlesex Water Co. 1,345 86,214
New Jersey Resources Corp. 8,868 435,064
Northwest Natural Holding Co. 3,508 149,862
Northwestern Energy Group, Inc. 5,458 315,854
ONE Gas, Inc. 5,008 378,555
Ormat Technologies, Inc. 5,091 360,290
Otter Tail Corp. 2,028 162,990
Portland General Electric Co. 9,303 414,914
RGC Resources, Inc. 617 12,877
SJW Group 2,920 159,695
Southwest Gas Holdings, Inc. 5,425 389,515
Spire, Inc. 5,063 396,180
TXNM Energy, Inc. 7,975 426,503
Unitil Corp. 1,332 76,843
York Water Co. 855 29,651
11,719,137
Total Common Stocks
    (Cost $442,565,426) 415,796,748

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, investments with a total aggregate value of $3,962 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of March 31, 2025, restricted securities were as follows:
(c) As of March 31, 2025, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 1.4%
U.S. Government Agency Issues - 1.4%
Federal Home Loan Bank Discount Notes
4.361% due 04/01/25  $ 6,195,000 $ 6,194,276
Total Short-Term Investments
(Cost $6,195,000) 6,194,276
TOTAL INVESTMENTS - 99.1%
(Cost $448,762,882) 421,995,767
DERIVATIVES - (0.0%) (42,071)
OTHER ASSETS & LIABILITIES, NET - 0.9% 3,709,725
NET ASSETS - 100.0% $ 425,663,421
Issuer and Acquisition Date Cost Value
Value as a % of
Net Assets
Scilex Holding Co. Acq 03/05/21 $72,993 $1,731 0.0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 06/25 123 $ 1,288,738 $ 1,246,667 ( $ 42,071 )
a
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 4,545 $ – $ 583 $ 3,962
Warrants 198 – 198 –
Common Stocks
Basic Materials 20,891,914 18,725,444 2,166,470 –
Communications 8,303,805 8,303,805 – –
Consumer, Cyclical 49,308,293 49,308,293 – –
Consumer, Non-Cyclical 33,698,475 28,980,667 4,717,808 –
Energy 16,900,800 15,594,246 1,306,554 –
Financial 158,581,089 158,581,089 – –
Industrial 102,273,728 89,081,368 13,192,360 –
Technology 14,119,507 14,119,507 – –
Utilities 11,719,137 11,719,137 – –
Total Common Stocks 415,796,748 394,413,556 21,383,192 –
Short-Term Investments 6,194,276 – 6,194,276 –
Total Assets 421,995,767 394,413,556 27,578,249 3,962
Liabilities Derivatives:
Equity Contracts
Futures (42,071) (42,071) – –
Total Liabilities (42,071) (42,071) – –
Total $ 421,953,696 $ 394,371,485 $ 27,578,249 $ 3,962

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Optinose, Inc. Exercise @ $2.57
Exp 11/23/27 * 73,697 $ –
Total Warrants
    (Cost $737) –
COMMON STOCKS - 95.9%
Basic Materials - 0.5%
spacing
Axalta Coating Systems Ltd. * 53,658 1,779,836
Communications - 2.0%
spacing
DigitalBridge Group, Inc. 268,803 2,370,842
Q2 Holdings, Inc. * 46,948 3,756,310
Vivid Seats, Inc. Class A * 231,672 685,749
6,812,901
Consumer, Cyclical - 7.5%
spacing
Brunswick Corp. 56,624 3,049,202
Columbia Sportswear Co. 24,091 1,823,448
Genius Sports Ltd. * (United Kingdom)  582,588 5,831,706
Lear Corp. 24,216 2,136,336
Ollie's Bargain Outlet Holdings, Inc. * 38,040 4,426,334
Skechers USA, Inc. Class A * 24,783 1,407,179
Visteon Corp. * 43,116 3,346,664
Wingstop, Inc. 18,902 4,263,913
26,284,782
Consumer, Non-Cyclical - 28.7%
spacing
Absci Corp. * 299,435 751,582
Adaptive Biotechnologies Corp. * 275,064 2,043,726
Align Technology, Inc. * 13,221 2,100,288
Amicus Therapeutics, Inc. * 381,478 3,112,861
Annexon, Inc. * 122,337 236,110
Ascendis Pharma AS ADR * (Denmark)  20,097 3,132,318
Bio-Techne Corp. 74,483 4,366,938
BioLife Solutions, Inc. * 86,767 1,981,758
Blueprint Medicines Corp. * 32,754 2,899,057
Ceribell, Inc. * 50,409 968,357
Certara, Inc. * 219,366 2,171,723
CG oncology, Inc. * 31,325 767,149
Chefs' Warehouse, Inc. * 53,234 2,899,124
Collegium Pharmaceutical, Inc. * 85,614 2,555,578
Cytokinetics, Inc. * 34,440 1,384,144
elf Beauty, Inc. * 31,004 1,946,741
Fractyl Health, Inc. * 117,014 139,247
Globus Medical, Inc. Class A * 73,320 5,367,024
Guardant Health, Inc. * 57,045 2,430,117
Harmony Biosciences Holdings, Inc. * 91,206 3,027,127
HealthEquity, Inc. * 42,412 3,747,949
Immunocore Holdings PLC ADR * (United
Kingdom)  55,709 1,652,886
Kymera Therapeutics, Inc. * 46,571 1,274,648
Lantheus Holdings, Inc. * 34,584 3,375,398
Legend Biotech Corp. ADR * 38,002 1,289,408
Ligand Pharmaceuticals, Inc. * 33,459 3,517,879
Metsera, Inc. * 62,191 1,692,839
Natera, Inc. * 10,014 1,416,080
Neurocrine Biosciences, Inc. * 17,280 1,911,168
Penumbra, Inc. * 8,487 2,269,509
a Shares Value
PROCEPT BioRobotics Corp. * 31,561 $ 1,838,744
Qiagen NV * 125,846 5,052,717
RB Global, Inc. (Canada)  68,618 6,882,385
Remitly Global, Inc. * 101,971 2,120,997
SpringWorks Therapeutics, Inc. * 42,918 1,893,971
TriNet Group, Inc. 38,788 3,073,561
U.S. Foods Holding Corp. * 96,857 6,340,259
UFP Technologies, Inc. * 15,466 3,119,647
UL Solutions, Inc. Class A  31,713 1,788,613
Ultragenyx Pharmaceutical, Inc. * 58,192 2,107,132
100,646,759
Energy - 5.4%
spacing
Antero Resources Corp. * 81,991 3,315,716
Matador Resources Co. 69,050 3,527,765
Permian Resources Corp. 244,452 3,385,660
TechnipFMC PLC (United Kingdom)  166,914 5,289,505
Viper Energy, Inc. 78,921 3,563,283
19,081,929
Financial - 9.5%
spacing
GCM Grosvenor, Inc. Class A  282,536 3,737,951
Hamilton Lane, Inc. Class A  18,435 2,740,732
Hut 8 Corp. * (Canada)  72,976 847,981
Independence Realty Trust, Inc. REIT 240,708 5,110,231
P10, Inc. Class A  221,269 2,599,911
PJT Partners, Inc. Class A  20,593 2,839,363
STAG Industrial, Inc. REIT 74,558 2,693,035
StepStone Group, Inc. Class A  95,174 4,970,938
Terreno Realty Corp. REIT 62,038 3,922,042
WisdomTree, Inc. 447,057 3,987,748
33,449,932
Industrial - 19.6%
spacing
Advanced Energy Industries, Inc. 40,069 3,818,976
Albany International Corp. Class A  33,672 2,324,715
AptarGroup, Inc. 25,834 3,833,249
AZEK Co., Inc. * 35,699 1,745,324
Bloom Energy Corp. Class A * 85,042 1,671,926
Crane Co. 47,229 7,234,538
Flowserve Corp. 121,471 5,932,644
Gerresheimer AG (Germany)  30,937 2,356,126
GFL Environmental, Inc. 78,291 3,782,238
Jacobs Solutions, Inc. 14,850 1,795,216
Karman Holdings, Inc. * 63,012 2,105,861
Knife River Corp. * 48,588 4,383,123
Knight-Swift Transportation Holdings, Inc. 98,828 4,298,030
Littelfuse, Inc. 16,918 3,328,447
Modine Manufacturing Co. * 40,506 3,108,835
nVent Electric PLC 90,781 4,758,740
Saia, Inc. * 5,411 1,890,766
Standardaero, Inc. * 94,951 2,529,495
TopBuild Corp. * 18,302 5,581,195
XPO, Inc. * 21,277 2,288,980
68,768,424
Technology - 22.7%
spacing
ACV Auctions, Inc. Class A * 264,095 3,721,099
Alkami Technology, Inc. * 185,611 4,872,289
Allegro MicroSystems, Inc. * (Japan)  73,852 1,855,901
CACI International, Inc. Class A * 17,276 6,338,910
CCC Intelligent Solutions Holdings, Inc. * 445,727 4,024,915
Corsair Gaming, Inc. * 133,975 1,187,018

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Definitive Healthcare Corp. * 378,714 $ 1,094,483
Elastic NV * 32,876 2,929,252
ExlService Holdings, Inc. * 75,193 3,549,862
Five9, Inc. * 39,436 1,070,687
FormFactor, Inc. * 132,625 3,751,961
Guidewire Software, Inc. * 18,956 3,551,596
JFrog Ltd. * (Israel)  156,125 4,996,000
KBR, Inc. 31,779 1,582,912
Kinaxis, Inc. * (Canada)  25,700 2,833,510
nCino, Inc. * 147,434 4,050,012
Onestream, Inc. * 179,522 3,830,999
Onto Innovation, Inc. * 30,911 3,750,741
Outset Medical, Inc. * 108,577 1,200,858
Pegasystems, Inc. 49,497 3,441,031
QXO, Inc. * 146,872 1,988,647
QXO, Inc. 96,268 1,303,469
Schrodinger, Inc. * 253,338 5,000,892
SentinelOne, Inc. Class A * 309,199 5,621,238
ServiceTitan, Inc. Class A * 6,183 588,065
Tempus AI, Inc. * 32,984 1,591,148
79,727,495
Total Common Stocks
    (Cost $362,964,099) 336,552,058
Principal
Amount
SHORT-TERM INVESTMENTS - 2.5%
U.S. Government Agency Issues - 2.5%
Federal Home Loan Bank Discount Notes
4.361% due 04/01/25  $ 3,364,000 3,363,607
Federal Home Loan Mortgage Corp.
Discount Notes
4.361% due 04/01/25  1,268,000 1,267,852
Federal National Mortgage Association
Discount Notes
4.361% due 04/01/25  4,160,000 4,159,513
8,790,972
Total Short-Term Investments
(Cost $8,792,000) 8,790,972
TOTAL INVESTMENTS - 98.4%
(Cost $371,756,836) 345,343,030
OTHER ASSETS & LIABILITIES, NET - 1.6% 5,515,277
NET ASSETS - 100.0% $ 350,858,307

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 1,779,836 $ 1,779,836 $ – $ –
Communications 6,812,901 6,812,901 – –
Consumer, Cyclical 26,284,782 26,284,782 – –
Consumer, Non-Cyclical 100,646,759 100,646,759 – –
Energy 19,081,929 19,081,929 – –
Financial 33,449,932 33,449,932 – –
Industrial 68,768,424 66,412,298 2,356,126 –
Technology 79,727,495 77,738,848 1,988,647 –
Total Common Stocks 336,552,058 332,207,285 4,344,773 –
Short-Term Investments 8,790,972 – 8,790,972 –
Total $ 345,343,030 $ 332,207,285 $ 13,135,745 $ –

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights * ± Ω 15,650 $ 13,302
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights * ± Ω 3,861 1,815
Icosavax, Inc. - Contingent Value Rights * 7,606 2,358
Inhibrx, Inc. - Contingent Value Rights * ± Ω 9,969 11,265
OmniAb, Inc. $12.50 - Earn Out Shares
* ± Ω 1,693 –
OmniAb, Inc. $15.00 - Earn Out Shares
* ± Ω 1,693 –
28,740
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights * ± Ω 216 221
Total Rights
    (Cost $15,384) 28,961
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 420 1,069
Total Warrants
    (Cost $0) 1,069
COMMON STOCKS - 98.6%
Basic Materials - 3.1%
spacing
AdvanSix, Inc. 6,719 152,185
American Vanguard Corp. 7,396 32,542
Avient Corp. 23,157 860,514
Balchem Corp. 8,281 1,374,646
Cabot Corp. 13,608 1,131,369
Caledonia Mining Corp. PLC (South Africa)  3,114 38,894
Carpenter Technology Corp. 12,390 2,244,820
Centrus Energy Corp. Class A * 3,697 229,990
Century Aluminum Co. * 13,894 257,873
Codexis, Inc. * 19,484 52,412
Coeur Mining, Inc. * 159,802 946,028
Commercial Metals Co. 29,147 1,341,053
Compass Minerals International, Inc. * 8,785 81,613
Constellium SE * 33,965 342,707
Contango ORE, Inc. * 2,984 30,467
Critical Metals Corp. * (Austria)  1,875 2,606
Dakota Gold Corp. * 20,054 53,143
Ecovyst, Inc. * 30,361 188,238
Encore Energy Corp. * (Canada)  47,246 64,727
Energy Fuels, Inc. * 48,235 179,917
Hawkins, Inc. 4,902 519,220
HB Fuller Co. 14,008 786,129
Hecla Mining Co. 153,561 853,799
i-80 Gold Corp. * (Canada)  88,640 51,571
Ingevity Corp. * 9,530 377,293
Innospec, Inc. 6,337 600,431
Intrepid Potash, Inc. * 3,035 89,199
Ivanhoe Electric, Inc. * 21,563 125,281
Kaiser Aluminum Corp. 4,210 255,210
Koppers Holdings, Inc. 5,314 148,792
Kronos Worldwide, Inc. 6,400 47,872
a Shares Value
Lifezone Metals Ltd. * (Isle of Man)  7,484 $ 31,283
Lightwave Logic, Inc. * 29,805 30,550
MAC Copper Ltd. Class A * (Australia)  13,411 127,941
Mativ Holdings, Inc. 13,107 81,657
Minerals Technologies, Inc. 8,055 512,056
Northern Technologies International Corp. 2,175 22,642
Novagold Resources, Inc. * (Canada)  62,659 182,964
Oil-Dri Corp. of America 2,506 115,076
Orion SA (Germany)  15,068 194,829
Perimeter Solutions, Inc. * 35,087 353,326
Perpetua Resources Corp. * 10,095 107,916
Piedmont Lithium, Inc. * 4,848 30,542
Quaker Chemical Corp. 3,639 449,817
Radius Recycling, Inc. 6,687 193,121
Rayonier Advanced Materials, Inc. * 15,751 90,568
Rogers Corp. * 4,929 332,855
Sensient Technologies Corp. 10,712 797,294
SSR Mining, Inc. * (Canada)  52,944 531,028
Stepan Co. 5,564 306,243
Sylvamo Corp. 8,937 599,405
Tronox Holdings PLC 30,972 218,043
U.S. Lime & Minerals, Inc. 2,777 245,431
Ur-Energy, Inc. * 83,341 56,180
Uranium Energy Corp. * 105,780 505,628
Valhi, Inc. 693 11,261
19,588,197
Communications - 4.0%
spacing
1-800-Flowers.com, Inc. Class A * 7,662 45,206
1stdibs.com, Inc. * 7,194 21,870
A10 Networks, Inc. 18,778 306,832
ADTRAN Holdings, Inc. * 19,302 168,313
Advantage Solutions, Inc. * 25,717 38,833
AMC Networks, Inc. Class A * 8,481 58,349
Anterix, Inc. * 2,446 89,524
Applied Digital Corp. * 50,072 281,405
AST SpaceMobile, Inc. * 34,113 775,730
ATN International, Inc. 2,298 46,672
AudioEye, Inc. * 2,114 23,465
Aviat Networks, Inc. * 3,324 63,721
Backblaze, Inc. Class A * 12,060 58,250
BARK, Inc. * 34,573 48,056
Beyond, Inc. * 12,877 74,687
BlackSky Technology, Inc. * 6,199 47,918
Boston Omaha Corp. Class A * 6,200 90,396
Bumble, Inc. Class A * 20,698 89,829
Cable One, Inc. 1,479 393,074
Calix, Inc. * 15,398 545,705
Cardlytics, Inc. * 11,501 20,932
Cargurus, Inc. * 22,490 655,134
Cars.com, Inc. * 17,228 194,160
Clear Channel Outdoor Holdings, Inc. * 88,958 98,743
Clearfield, Inc. * 2,834 84,226
Cogent Communications Holdings, Inc. 11,276 691,332
CommScope Holding Co., Inc. * 55,545 294,944
Couchbase, Inc. * 10,185 160,414
Credo Technology Group Holding Ltd. * 36,594 1,469,615
Despegar.com Corp. * (Argentina)  18,315 344,139
DigitalBridge Group, Inc. 41,618 367,071
EchoStar Corp. Class A * 31,058 794,464
Entravision Communications Corp. Class A  16,640 34,944
ePlus, Inc. * 6,695 408,596
Eventbrite, Inc. Class A * 19,516 41,179
EverQuote, Inc. Class A * 6,567 171,990

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
EW Scripps Co. Class A * 16,290 $ 48,218
Extreme Networks, Inc. * 33,012 436,749
Figs, Inc. Class A * 32,359 148,528
fuboTV, Inc. * 82,403 240,617
Gambling.com Group Ltd. * (Malta)  4,536 57,244
Gannett Co., Inc. * 35,898 103,745
Getty Images Holdings, Inc. * 28,228 48,834
Globalstar, Inc. * 12,717 265,277
Gogo, Inc. * 16,716 144,092
Gray Media, Inc. 20,431 88,262
Grindr, Inc. * (Singapore)  5,983 107,096
Groupon, Inc. * 6,328 118,777
Harmonic, Inc. * 29,021 278,311
HealthStream, Inc. 5,899 189,830
Hims & Hers Health, Inc. * 49,812 1,471,945
IDT Corp. Class B  3,828 196,415
iHeartMedia, Inc. Class A * 26,169 43,179
InterDigital, Inc. 6,562 1,356,693
Lands' End, Inc. * 4,088 41,616
Liberty Latin America Ltd. Class A * 9,569 60,572
Liberty Latin America Ltd. Class C * 32,796 203,663
LifeMD, Inc. * 10,237 55,689
Liquidity Services, Inc. * 5,512 170,927
LiveOne, Inc. * 19,941 13,939
Lumen Technologies, Inc. * 259,094 1,015,648
Magnite, Inc. * 33,202 378,835
MediaAlpha, Inc. Class A * 6,963 64,338
National CineMedia, Inc. * 18,246 106,557
Nerdy, Inc. * 14,659 20,816
NETGEAR, Inc. * 7,244 177,188
Nextdoor Holdings, Inc. * 43,116 65,967
Ooma, Inc. * 6,486 84,902
Open Lending Corp. * 25,791 71,183
Opendoor Technologies, Inc. * 162,577 165,828
OptimizeRx Corp. * 4,522 39,160
Powerfleet, Inc. NJ * 27,262 149,668
Preformed Line Products Co. 605 84,754
Q2 Holdings, Inc. * 15,218 1,217,592
QuinStreet, Inc. * 13,862 247,298
RealReal, Inc. * 25,181 135,726
Revolve Group, Inc. * 10,084 216,705
Ribbon Communications, Inc. * 24,452 95,852
RumbleON, Inc. Class B * 5,561 15,682
Scholastic Corp. 5,875 110,920
Shenandoah Telecommunications Co. 12,574 158,055
Shutterstock, Inc. 6,364 118,561
Sinclair, Inc. 7,874 125,433
Solo Brands, Inc. Class A * 5,125 860
Sphere Entertainment Co. * 6,996 228,909
Spok Holdings, Inc. 4,133 67,946
Sprinklr, Inc. Class A * 29,766 248,546
Stagwell, Inc. * 22,943 138,805
Stitch Fix, Inc. Class A * 23,460 76,245
TechTarget, Inc. * 6,722 99,553
TEGNA, Inc. 42,253 769,850
Telephone & Data Systems, Inc. 25,273 979,076
Thryv Holdings, Inc. * 9,059 116,046
Townsquare Media, Inc. Class A  2,510 20,431
TrueCar, Inc. * 24,636 38,925
Tucows, Inc. Class A * 1,538 25,961
Upwork, Inc. * 32,629 425,808
Vacasa, Inc. Class A * 3,437 18,491
Value Line, Inc. 334 12,916
Viasat, Inc. * 32,468 338,317
a Shares Value
Viavi Solutions, Inc. * 57,514 $ 643,582
Vivid Seats, Inc. Class A * 21,086 62,415
WideOpenWest, Inc. * 10,884 53,876
Yelp, Inc. * 16,249 601,700
Ziff Davis, Inc. * 10,846 407,593
25,232,455
Consumer, Cyclical - 10.4%
spacing
A-Mark Precious Metals, Inc. 4,289 108,812
Abercrombie & Fitch Co. Class A * 12,863 982,347
Academy Sports & Outdoors, Inc. 17,386 792,975
Accel Entertainment, Inc. * 13,457 133,493
Acushnet Holdings Corp. 7,141 490,301
Adient PLC * 21,267 273,494
Aeva Technologies, Inc. * 6,007 42,049
Allegiant Travel Co. 4,071 210,267
AMC Entertainment Holdings, Inc. Class A * 103,916 298,239
American Axle & Manufacturing Holdings,
Inc. * 29,740 121,042
American Eagle Outfitters, Inc. 45,282 526,177
America's Car-Mart, Inc. * 1,874 85,061
Arhaus, Inc. * 13,116 114,109
Arko Corp. 21,793 86,082
Asbury Automotive Group, Inc. * 5,081 1,122,088
Atlanta Braves Holdings, Inc. Class A * 2,808 123,187
Atlanta Braves Holdings, Inc. Class C * 13,070 522,931
Aurora Innovation, Inc. * 247,077 1,661,593
Beacon Roofing Supply, Inc. * 16,057 1,986,251
Beazer Homes USA, Inc. * 7,752 158,063
Biglari Holdings, Inc. Class B * 148 32,048
BJ's Restaurants, Inc. * 4,949 169,553
Blink Charging Co. * 28,899 26,521
Bloomin' Brands, Inc. 20,566 147,458
Blue Bird Corp. * 8,448 273,462
BlueLinx Holdings, Inc. * 2,208 165,556
Boot Barn Holdings, Inc. * 7,530 808,948
Brinker International, Inc. * 11,389 1,697,530
Buckle, Inc. 8,115 310,967
Build-A-Bear Workshop, Inc. 3,148 117,011
Caleres, Inc. 8,951 154,226
Camping World Holdings, Inc. Class A  14,691 237,407
Cavco Industries, Inc. * 2,078 1,079,791
Century Communities, Inc. 7,384 495,466
Champion Homes, Inc. * 13,766 1,304,466
Cheesecake Factory, Inc. 12,468 606,693
Cinemark Holdings, Inc. * 28,345 705,507
Citi Trends, Inc. * 1,465 32,428
Clarus Corp. 6,816 25,560
Clean Energy Fuels Corp. * 41,361 64,110
Commercial Vehicle Group, Inc. * 8,348 9,600
CompX International, Inc. 849 17,591
Cooper-Standard Holdings, Inc. * 4,782 73,260
Cracker Barrel Old Country Store, Inc. 5,748 223,137
Daktronics, Inc. * 10,368 126,282
Dana, Inc. 34,092 454,446
Dave & Buster's Entertainment, Inc. * 8,453 148,519
Denny's Corp. * 14,657 53,791
Designer Brands, Inc. Class A  10,451 38,146
Destination XL Group, Inc. * 15,629 22,818
Dine Brands Global, Inc. 3,458 80,468
Dorman Products, Inc. * 6,628 798,939
Douglas Dynamics, Inc. 5,570 129,391
Dream Finders Homes, Inc. Class A * 7,322 165,184
El Pollo Loco Holdings, Inc. * 6,422 66,147

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Escalade, Inc. 2,759 $ 42,213
Ethan Allen Interiors, Inc. 5,543 153,541
Everi Holdings, Inc. * 20,623 281,916
EVgo, Inc. * 35,441 94,273
EVI Industries, Inc. 2,052 34,433
First Watch Restaurant Group, Inc. * 9,745 162,254
FirstCash Holdings, Inc. 9,913 1,192,732
Flexsteel Industries, Inc. 1,336 48,777
Foot Locker, Inc. * 21,870 308,367
Forestar Group, Inc. * 4,624 97,751
Fox Factory Holding Corp. * 10,991 256,530
Frontier Group Holdings, Inc. * 10,591 45,965
Full House Resorts, Inc. * 9,322 38,966
Funko, Inc. Class A * 7,520 51,587
G-III Apparel Group Ltd. * 9,980 272,953
Genesco, Inc. * 2,882 61,185
Gentherm, Inc. * 8,044 215,097
Global Business Travel Group I * 32,856 238,535
Global Industrial Co. 3,431 76,854
GMS, Inc. * 9,910 725,115
Golden Entertainment, Inc. 5,107 134,774
Goodyear Tire & Rubber Co. * 73,849 682,365
Green Brick Partners, Inc. * 8,051 469,454
Group 1 Automotive, Inc. 3,368 1,286,408
GrowGeneration Corp. * 17,333 18,720
H&E Equipment Services, Inc. 8,248 781,828
Hamilton Beach Brands Holding Co.
Class A  2,222 43,173
Hanesbrands, Inc. * 90,273 520,875
Haverty Furniture Cos., Inc. 4,176 82,351
Hilton Grand Vacations, Inc. * 17,814 666,422
HNI Corp. 12,483 553,621
Holley, Inc. * 13,491 34,672
Hooker Furnishings Corp. 3,258 32,710
Hovnanian Enterprises, Inc. Class A * 1,282 134,238
Hudson Technologies, Inc. * 13,006 80,247
Hyliion Holdings Corp. * 34,034 47,648
IMAX Corp. * 11,322 298,335
indie Semiconductor, Inc. Class A * (China)  42,761 87,019
Installed Building Products, Inc. 6,131 1,051,221
Interface, Inc. 15,088 299,346
International Game Technology PLC 29,659 482,255
iRobot Corp. * 7,380 19,926
J Jill, Inc. 1,218 23,788
Jack in the Box, Inc. 5,071 137,880
JAKKS Pacific, Inc. * 2,233 55,088
JetBlue Airways Corp. * 79,333 382,385
Johnson Outdoors, Inc. Class A  1,483 36,838
KB Home 16,607 965,199
Kontoor Brands, Inc. 14,208 911,159
Kura Sushi USA, Inc. Class A * 1,550 79,360
La-Z-Boy, Inc. 10,619 415,097
Landsea Homes Corp. * 8,134 52,220
LCI Industries 6,410 560,426
Leslie's, Inc. * 44,669 32,854
LGI Homes, Inc. * 5,427 360,733
Life Time Group Holdings, Inc. * 21,338 644,408
Lifetime Brands, Inc. 3,680 18,142
Lindblad Expeditions Holdings, Inc. * 9,512 88,176
Lions Gate Entertainment Corp. Class A * 17,407 154,052
Lions Gate Entertainment Corp. Class B * 30,664 242,859
Livewire Group, Inc. * 5,256 10,512
Lovesac Co. * 3,042 55,304
Luminar Technologies, Inc. * 6,767 36,474
a Shares Value
M/I Homes, Inc. * 6,705 $ 765,577
Madison Square Garden Entertainment
Corp. * 10,234 335,061
Malibu Boats, Inc. Class A * 5,217 160,058
Marcus Corp. 6,225 103,895
Marine Products Corp. 2,063 17,309
MarineMax, Inc. * 5,673 121,969
MasterCraft Boat Holdings, Inc. * 4,460 76,801
Meritage Homes Corp. 18,251 1,293,631
Methode Electronics, Inc. 9,201 58,702
Miller Industries, Inc. 2,767 117,238
MillerKnoll, Inc. 17,342 331,926
Monarch Casino & Resort, Inc. 3,350 260,462
Movado Group, Inc. 3,536 59,122
MRC Global, Inc. * 22,085 253,536
National Vision Holdings, Inc. * 20,139 257,376
Nu Skin Enterprises, Inc. Class A  11,361 82,481
ODP Corp. * 8,063 115,543
ONE Group Hospitality, Inc. * 5,568 16,648
OneSpaWorld Holdings Ltd. (Bahamas)  26,424 443,659
OneWater Marine, Inc. Class A * 2,729 44,155
OPENLANE, Inc. * 27,199 524,397
Oxford Industries, Inc. 3,837 225,117
Papa John's International, Inc. 8,668 356,081
Patrick Industries, Inc. 8,456 715,039
PC Connection, Inc. 2,848 177,772
Peloton Interactive, Inc. Class A * 91,632 579,114
Petco Health & Wellness Co., Inc. * 20,560 62,708
Phinia, Inc. 10,600 449,758
Portillo's, Inc. Class A * 13,858 164,772
Potbelly Corp. * 7,899 75,119
PriceSmart, Inc. 6,370 559,604
Purple Innovation, Inc. * 16,412 12,460
Pursuit Attractions & Hospitality, Inc. * 5,257 186,045
RCI Hospitality Holdings, Inc. 2,125 91,247
Red Rock Resorts, Inc. Class A  12,322 534,405
Reservoir Media, Inc. * 5,058 38,593
Resideo Technologies, Inc. * 37,434 662,582
REV Group, Inc. 13,496 426,474
Rocky Brands, Inc. 1,966 34,149
Rush Enterprises, Inc. Class A  15,507 828,229
Rush Enterprises, Inc. Class B  2,458 138,926
Rush Street Interactive, Inc. * 19,959 213,960
Sabre Corp. * 98,602 277,072
Sally Beauty Holdings, Inc. * 27,063 244,379
Savers Value Village, Inc. * 5,417 37,377
ScanSource, Inc. * 6,074 206,577
SES AI Corp. * 33,991 17,699
Shake Shack, Inc. Class A * 9,786 862,832
Shoe Carnival, Inc. 4,498 98,911
Shyft Group, Inc. 9,084 73,490
Signet Jewelers Ltd. (NYSE) 10,893 632,448
Six Flags Entertainment Corp. 23,956 854,510
SkyWest, Inc. * 10,242 894,844
Sleep Number Corp. * 6,003 38,059
Solid Power, Inc. * 43,183 45,342
Sonic Automotive, Inc. Class A  3,848 219,182
Sonos, Inc. * 30,269 322,970
Standard Motor Products, Inc. 5,018 125,099
Steelcase, Inc. Class A  24,500 268,520
Steven Madden Ltd. 18,071 481,411
Sun Country Airlines Holdings, Inc. * 9,741 120,009
Super Group SGHC Ltd. (Guernsey)  39,389 253,665
Superior Group of Cos., Inc. 3,914 42,819

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Sweetgreen, Inc. Class A * 25,890 $ 647,768
Taylor Morrison Home Corp. * 26,616 1,598,025
ThredUp, Inc. Class A * 18,820 45,356
Tile Shop Holdings, Inc. * 5,134 33,268
Tilly's, Inc. Class A * 6,305 13,871
Titan International, Inc. * 12,086 101,402
Titan Machinery, Inc. * 4,850 82,644
Topgolf Callaway Brands Corp. * 36,893 243,125
Torrid Holdings, Inc. * 3,599 19,722
Traeger, Inc. * 9,951 16,718
Tri Pointe Homes, Inc. * 23,487 749,705
UniFirst Corp. 3,867 672,858
United Parks & Resorts, Inc. * 7,939 360,907
Urban Outfitters, Inc. * 16,447 861,823
Vera Bradley, Inc. * 3,163 7,117
Victoria's Secret & Co. * 20,113 373,700
Virco Mfg. Corp. 3,128 29,591
Visteon Corp. * 7,107 551,645
VSE Corp. 4,535 544,155
Wabash National Corp. 11,160 123,318
Warby Parker, Inc. Class A * 22,864 416,811
Webtoon Entertainment, Inc. * (South
Korea)  4,452 34,147
Weyco Group, Inc. 1,756 53,523
Wheels Up Experience, Inc. * 27,366 27,640
Winmark Corp. 748 237,767
Winnebago Industries, Inc. 7,356 253,488
Wolverine World Wide, Inc. 19,901 276,823
XPEL, Inc. * ~ 6,585 193,467
Xperi, Inc. * 11,779 90,934
Xponential Fitness, Inc. Class A * 6,180 51,479
Zumiez, Inc. * 4,250 63,282
65,035,588
Consumer, Non-Cyclical - 23.3%
spacing
2seventy bio, Inc. * 13,604 67,204
4D Molecular Therapeutics, Inc. * 11,625 37,549
89bio, Inc. * 28,743 208,962
ABM Industries, Inc. 16,174 766,001
Absci Corp. * 18,793 47,170
Acacia Research Corp. * 9,931 31,779
ACADIA Pharmaceuticals, Inc. * 31,160 517,568
ACCO Brands Corp. 22,859 95,779
Accolade, Inc. * 20,208 141,052
Accuray, Inc. * 25,115 44,956
ACELYRIN, Inc. * 20,465 50,549
Achieve Life Sciences, Inc. * 10,036 26,796
Acrivon Therapeutics, Inc. * 3,469 7,042
Actinium Pharmaceuticals, Inc. * 9,719 15,648
Acumen Pharmaceuticals, Inc. * 12,397 13,637
AdaptHealth Corp. * 26,752 289,992
Adaptive Biotechnologies Corp. * 28,465 211,495
ADC Therapeutics SA * (Switzerland)  20,730 29,229
Addus HomeCare Corp. * 4,541 449,059
ADMA Biologics, Inc. * 59,169 1,173,913
Adtalem Global Education, Inc. * 9,611 967,251
Adverum Biotechnologies, Inc. * 6,213 27,151
Aerovate Therapeutics, Inc. * 3,673 9,219
Agenus, Inc. * 6,155 9,263
agilon health, Inc. * 79,774 345,421
Agios Pharmaceuticals, Inc. * 14,818 434,167
AirSculpt Technologies, Inc. * 2,943 6,872
Akebia Therapeutics, Inc. * 54,193 104,051
Akero Therapeutics, Inc. * 19,212 777,702
a Shares Value
Akoya Biosciences, Inc. * 5,564 $ 7,734
Alarm.com Holdings, Inc. * 12,283 683,549
Aldeyra Therapeutics, Inc. * 12,512 71,944
Alector, Inc. * 18,776 23,094
Alico, Inc. 1,535 45,804
Alight, Inc. Class A * 107,428 637,048
Alkermes PLC * 41,602 1,373,698
Allogene Therapeutics, Inc. * 36,599 53,435
Alphatec Holdings, Inc. * 26,807 271,823
Alta Equipment Group, Inc. 5,874 27,549
Altimmune, Inc. * 18,488 92,440
Alto Neuroscience, Inc. * 5,925 12,798
Alumis, Inc. * 3,753 23,043
ALX Oncology Holdings, Inc. * 10,780 6,716
American Public Education, Inc. * 3,688 82,316
Amicus Therapeutics, Inc. * 75,742 618,055
AMN Healthcare Services, Inc. * 9,923 242,717
Amneal Pharmaceuticals, Inc. * 41,971 351,717
Amphastar Pharmaceuticals, Inc. * 10,067 291,842
AnaptysBio, Inc. * 5,073 94,307
Anavex Life Sciences Corp. * 19,493 167,250
Andersons, Inc. 8,688 372,976
AngioDynamics, Inc. * 10,544 99,008
ANI Pharmaceuticals, Inc. * 4,846 324,440
Anika Therapeutics, Inc. * 3,621 54,424
Annexon, Inc. * 23,967 46,256
Anteris Technologies Global Corp. * 3,275 11,921
Apogee Therapeutics, Inc. * 9,919 370,574
Applied Therapeutics, Inc. * 28,498 13,933
Aquestive Therapeutics, Inc. * 17,021 49,361
Arbutus Biopharma Corp. * 39,983 139,541
Arcellx, Inc. * 11,283 740,165
Arcturus Therapeutics Holdings, Inc. * 5,288 56,000
Arcus Biosciences, Inc. * 14,012 109,994
Arcutis Biotherapeutics, Inc. * 27,788 434,604
Ardelyx, Inc. * 60,626 297,674
Ardent Health Partners, Inc. * 5,949 81,799
Arlo Technologies, Inc. * 24,839 245,161
ArriVent Biopharma, Inc. * 7,207 133,257
Arrowhead Pharmaceuticals, Inc. * 31,134 396,647
ARS Pharmaceuticals, Inc. * 12,829 161,389
Artiva Biotherapeutics, Inc. * (South Korea)  3,820 11,460
Artivion, Inc. * 10,446 256,763
Arvinas, Inc. * 16,742 117,529
Astrana Health, Inc. * 11,294 350,227
Astria Therapeutics, Inc. * 11,693 62,441
Atea Pharmaceuticals, Inc. * 21,675 64,808
Atossa Therapeutics, Inc. * 37,388 25,158
AtriCure, Inc. * 12,370 399,056
Aura Biosciences, Inc. * 10,831 63,470
Aurinia Pharmaceuticals, Inc. * (Canada)  34,747 279,366
Avadel Pharmaceuticals PLC * 24,119 188,852
Avanos Medical, Inc. * 11,711 167,819
Aveanna Healthcare Holdings, Inc. * 14,251 77,240
Avidity Biosciences, Inc. * 29,263 863,844
Avita Medical, Inc. * 6,534 53,187
Axogen, Inc. * 10,725 198,413
Axsome Therapeutics, Inc. * 9,494 1,107,285
B&G Foods, Inc. 18,757 128,861
Barrett Business Services, Inc. 6,528 268,627
Beam Therapeutics, Inc. * 23,796 464,736
Beauty Health Co. * 23,615 31,644
Beta Bionics, Inc. * 3,285 40,208
Beyond Meat, Inc. * 16,288 49,678

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Bicara Therapeutics, Inc. * 4,531 $ 59,039
BioAge Labs, Inc. * 1,761 6,621
BioCryst Pharmaceuticals, Inc. * 53,733 402,998
Biohaven Ltd. * 22,248 534,842
BioLife Solutions, Inc. * 9,422 215,198
Biomea Fusion, Inc. * 7,208 15,353
Biote Corp. Class A * 5,896 19,634
Bioventus, Inc. Class A * 9,149 83,713
Black Diamond Therapeutics, Inc. * 11,141 17,269
Blade Air Mobility, Inc. * 15,595 42,574
Bluebird Bio, Inc. * 2,805 13,688
Blueprint Medicines Corp. * 16,449 1,455,901
BRC, Inc. Class A * 15,395 32,176
Bridgebio Pharma, Inc. * 36,364 1,257,103
BrightSpring Health Services, Inc. * 13,950 252,355
BrightView Holdings, Inc. * 15,581 200,060
Brink's Co. 11,392 981,535
Brookdale Senior Living, Inc. * 50,142 313,889
C4 Therapeutics, Inc. * 17,637 28,219
Cabaletta Bio, Inc. * 12,860 17,811
Cadiz, Inc. * 11,057 32,397
Cal-Maine Foods, Inc. 10,610 964,449
Calavo Growers, Inc. 4,098 98,311
CAMP4 Therapeutics Corp. * 3,773 15,092
Candel Therapeutics, Inc. * 5,972 33,742
Capricor Therapeutics, Inc. * 9,342 88,656
Cardiff Oncology, Inc. * 16,697 52,429
CareDx, Inc. * 13,219 234,637
Cargo Therapeutics, Inc. * 8,695 35,389
Caribou Biosciences, Inc. * 23,654 21,598
Carriage Services, Inc. 3,508 135,935
Cartesian Therapeutics, Inc. * 2,120 27,942
Cass Information Systems, Inc. 3,619 156,522
Cassava Sciences, Inc. * 11,465 17,198
Castle Biosciences, Inc. * 6,783 135,796
Catalyst Pharmaceuticals, Inc. * 29,091 705,457
CBIZ, Inc. * 12,342 936,264
Celcuity, Inc. * 8,604 86,986
Celldex Therapeutics, Inc. * 16,845 305,737
Central Garden & Pet Co. * 2,480 90,917
Central Garden & Pet Co. Class A * 13,170 431,054
Century Therapeutics, Inc. * 14,516 6,910
Ceribell, Inc. * 2,705 51,963
Cerus Corp. * 46,095 64,072
CervoMed, Inc. * 1,606 14,695
CG oncology, Inc. * 13,872 339,725
Chefs' Warehouse, Inc. * 9,158 498,745
Chegg, Inc. * 25,576 16,348
Cibus, Inc. * 4,434 8,292
Cimpress PLC * (Ireland)  4,270 193,132
Climb Bio, Inc. * 8,096 9,877
Cogent Biosciences, Inc. * 23,845 142,832
Coherus Biosciences, Inc. * 26,989 21,780
Collegium Pharmaceutical, Inc. * 8,469 252,800
Community Health Systems, Inc. * 28,518 76,999
Compass Therapeutics, Inc. * 23,956 45,516
CompoSecure, Inc. Class A  6,575 71,470
Concentra Group Holdings Parent, Inc. 28,678 622,313
CONMED Corp. 7,749 467,962
Contineum Therapeutics, Inc. Class A * 1,954 13,639
Corbus Pharmaceuticals Holdings, Inc. * 3,024 16,057
Corcept Therapeutics, Inc. * 20,819 2,377,946
CoreCivic, Inc. * 27,955 567,207
CorMedix, Inc. * 16,568 102,059
a Shares Value
CorVel Corp. * 6,753 $ 756,133
Coursera, Inc. * 35,802 238,441
CPI Card Group, Inc. * 1,100 32,087
CRA International, Inc. 1,751 303,273
Crinetics Pharmaceuticals, Inc. * 23,595 791,376
Cross Country Healthcare, Inc. * 8,026 119,507
Cullinan Therapeutics, Inc. * 13,414 101,544
Custom Truck One Source, Inc. * 11,837 49,952
CVRx, Inc. * 3,019 36,922
Cytek Biosciences, Inc. * 31,619 126,792
Cytokinetics, Inc. * 29,426 1,182,631
Day One Biopharmaceuticals, Inc. * 13,169 104,430
Deluxe Corp. 11,751 185,783
Denali Therapeutics, Inc. * 31,356 426,285
Design Therapeutics, Inc. * 7,542 29,112
Dianthus Therapeutics, Inc. * 6,180 112,105
Disc Medicine, Inc. * 5,877 291,734
Distribution Solutions Group, Inc. * 2,532 70,896
DLH Holdings Corp. * 2,201 8,914
DocGo, Inc. * 24,785 65,432
Dole PLC 20,112 290,618
Driven Brands Holdings, Inc. * 15,705 269,184
Dynavax Technologies Corp. * 34,226 443,911
Dyne Therapeutics, Inc. * 21,146 221,187
Edgewell Personal Care Co. 12,194 380,575
Edgewise Therapeutics, Inc. * 19,029 418,638
Editas Medicine, Inc. * 26,690 30,960
Elevation Oncology, Inc. * 15,031 3,895
Embecta Corp. 15,185 193,609
Emerald Holding, Inc. 3,581 14,073
Enanta Pharmaceuticals, Inc. * 5,538 30,570
Enhabit, Inc. * 12,538 110,209
Enliven Therapeutics, Inc. * 9,169 180,446
Ennis, Inc. 6,192 124,397
Ensign Group, Inc. 14,308 1,851,455
Entrada Therapeutics, Inc. * 6,143 55,533
Erasca, Inc. * 43,583 59,709
Esperion Therapeutics, Inc. * 49,009 70,573
European Wax Center, Inc. Class A * 6,839 27,014
EVERTEC, Inc. 16,335 600,638
Evolus, Inc. * 14,450 173,834
EyePoint Pharmaceuticals, Inc. * 15,880 86,070
Fate Therapeutics, Inc. * 30,002 23,705
Fennec Pharmaceuticals, Inc. * (Canada)  4,399 26,790
Fibrobiologics, Inc. * 7,325 6,593
First Advantage Corp. * 15,635 220,297
FiscalNote Holdings, Inc. * 17,475 14,122
Flywire Corp. * 30,693 291,583
Foghorn Therapeutics, Inc. * 6,597 24,079
Forafric Global PLC * (Gibraltar)  571 4,911
Forrester Research, Inc. * 3,244 29,975
Fractyl Health, Inc. * 8,786 10,455
Franklin Covey Co. * 3,006 83,026
Fresh Del Monte Produce, Inc. 9,003 277,562
Fulcrum Therapeutics, Inc. * 14,056 40,481
Fulgent Genetics, Inc. * 4,892 82,675
GeneDx Holdings Corp. * 3,287 291,113
Generation Bio Co. * 13,156 5,328
GEO Group, Inc. * 32,630 953,122
Geron Corp. * 152,237 242,057
Glaukos Corp. * 12,665 1,246,489
Graham Holdings Co. Class B  828 795,592
Green Dot Corp. Class A * 13,260 111,914
Greenwich Lifesciences, Inc. * 1,743 16,628

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Guardant Health, Inc. * 30,811 $ 1,312,549
Guardian Pharmacy Services, Inc. Class A * 2,152 45,752
Gyre Therapeutics, Inc. * 2,174 16,783
Hackett Group, Inc. 6,475 189,200
Haemonetics Corp. * 12,895 819,477
Hain Celestial Group, Inc. * 22,708 94,238
Halozyme Therapeutics, Inc. * 32,186 2,053,789
Harmony Biosciences Holdings, Inc. * 10,009 332,199
Harrow, Inc. * 8,020 213,332
Harvard Bioscience, Inc. * 9,903 5,605
Healthcare Services Group, Inc. * 19,310 194,645
HealthEquity, Inc. * 22,114 1,954,214
Heidrick & Struggles International, Inc. 5,381 230,468
Helen of Troy Ltd. * 5,966 319,121
Herbalife Ltd. * 25,261 218,002
Herc Holdings, Inc. 7,223 969,832
Heron Therapeutics, Inc. * 27,788 61,134
Hertz Global Holdings, Inc. * 32,031 126,202
HF Foods Group, Inc. * 10,129 49,632
HilleVax, Inc. * 9,296 13,479
HireQuest, Inc. 1,321 15,720
Honest Co., Inc. * 20,933 98,385
Humacyte, Inc. * 21,004 35,812
Huron Consulting Group, Inc. * 4,535 650,546
ICF International, Inc. 4,893 415,758
ICU Medical, Inc. * 5,577 774,422
Ideaya Biosciences, Inc. * 22,596 370,122
IGM Biosciences, Inc. * 4,889 5,622
ImmunityBio, Inc. * 36,116 108,709
Immunome, Inc. * 18,089 121,739
Immunovant, Inc. * 15,081 257,734
Information Services Group, Inc. 9,851 38,517
InfuSystem Holdings, Inc. * 3,934 21,165
Ingles Markets, Inc. Class A  3,825 249,122
Inhibrx Biosciences, Inc. * 2,308 32,289
Inmode Ltd. * 16,789 297,837
Inmune Bio, Inc. * 3,634 28,382
Innovage Holding Corp. * 5,223 15,565
Innoviva, Inc. * 14,610 264,879
Inogen, Inc. * 6,640 47,343
Inovio Pharmaceuticals, Inc. * 7,663 12,491
Inozyme Pharma, Inc. * 14,023 12,761
Insmed, Inc. * 44,432 3,389,717
Insperity, Inc. 9,293 829,214
Integer Holdings Corp. * 8,612 1,016,302
Integra LifeSciences Holdings Corp. * 17,747 390,257
Intellia Therapeutics, Inc. * 24,934 177,281
Interparfums, Inc. 4,771 543,274
Invivyd, Inc. * 23,254 14,076
Iovance Biotherapeutics, Inc. * 70,744 235,578
iRadimed Corp. 2,073 108,791
iRhythm Technologies, Inc. * 8,146 852,723
Ironwood Pharmaceuticals, Inc. * 36,462 53,599
Ispire Technology, Inc. * 5,028 13,726
iTeos Therapeutics, Inc. * 5,425 32,387
J&J Snack Foods Corp. 3,865 509,098
Janux Therapeutics, Inc. * 8,138 219,726
Jasper Therapeutics, Inc. * 2,399 10,316
John B Sanfilippo & Son, Inc. 2,307 163,474
John Wiley & Sons, Inc. Class A  10,049 447,783
Joint Corp. * 1,944 24,281
KalVista Pharmaceuticals, Inc. * 10,599 122,312
Kelly Services, Inc. Class A  8,102 106,703
Keros Therapeutics, Inc. * 7,695 78,412
a Shares Value
Kforce, Inc. 4,861 $ 237,654
KinderCare Learning Cos., Inc. * 7,293 84,526
Kiniksa Pharmaceuticals International PLC * 9,755 216,659
Kodiak Sciences, Inc. * 9,520 26,704
Korn Ferry 13,178 893,864
Korro Bio, Inc. * 1,808 31,477
Krispy Kreme, Inc. 21,998 108,230
Krystal Biotech, Inc. * 6,357 1,146,167
Kura Oncology, Inc. * 18,470 121,902
Kymera Therapeutics, Inc. * 12,155 332,682
Kyverna Therapeutics, Inc. * 5,009 9,667
Lancaster Colony Corp. 5,016 877,800
Lantheus Holdings, Inc. * 17,774 1,734,742
Larimar Therapeutics, Inc. * 12,506 26,888
Laureate Education, Inc. * 33,618 687,488
Legalzoom.com, Inc. * 32,559 280,333
LeMaitre Vascular, Inc. 5,210 437,119
LENZ Therapeutics, Inc. * 3,158 81,192
Lexeo Therapeutics, Inc. * 6,843 23,745
Lexicon Pharmaceuticals, Inc. * 37,485 17,273
Lifecore Biomedical, Inc. * 6,103 42,965
LifeStance Health Group, Inc. * 36,295 241,725
Lifeway Foods, Inc. * 808 19,756
Ligand Pharmaceuticals, Inc. * 4,658 489,742
Limoneira Co. 4,181 74,087
Lincoln Educational Services Corp. * 6,858 108,836
Lineage Cell Therapeutics, Inc. * 55,615 25,116
Liquidia Corp. * 16,995 250,676
LivaNova PLC * 14,142 555,498
LiveRamp Holdings, Inc. * 16,583 433,480
Lyell Immunopharma, Inc. * 48,670 26,184
MacroGenics, Inc. * 17,528 22,261
Madrigal Pharmaceuticals, Inc. * 4,652 1,540,882
Mama's Creations, Inc. * 9,408 61,246
MannKind Corp. * 69,225 348,202
Maravai LifeSciences Holdings, Inc.
Class A * 28,705 63,438
MarketWise, Inc. 8,455 4,173
Marqeta, Inc. Class A * 121,883 502,158
Matthews International Corp. Class A  7,785 173,138
MaxCyte, Inc. * 24,643 67,275
Maze Therapeutics, Inc. * 2,134 23,495
MBX Biosciences, Inc. * 2,566 18,937
Medifast, Inc. * 3,048 41,087
MediWound Ltd. * (Israel)  2,297 35,649
MeiraGTx Holdings PLC * 12,793 86,737
Merit Medical Systems, Inc. * 14,783 1,562,711
Mersana Therapeutics, Inc. * 33,292 11,459
Metagenomi, Inc. * 6,466 8,794
Metsera, Inc. * 3,952 107,573
MGP Ingredients, Inc. 3,686 108,295
MiMedx Group, Inc. * 30,988 235,509
Mind Medicine MindMed, Inc. * 18,425 107,786
Mineralys Therapeutics, Inc. * 6,785 107,746
Mirum Pharmaceuticals, Inc. * 10,254 461,943
Mission Produce, Inc. * 11,189 117,261
Mister Car Wash, Inc. * 24,139 190,457
ModivCare, Inc. * 2,447 3,218
Moneylion, Inc. * 2,244 194,128
Monro, Inc. 7,748 112,114
Monte Rosa Therapeutics, Inc. * 9,993 46,368
Myriad Genetics, Inc. * 23,291 206,591
Nano-X Imaging Ltd. * (Israel)  13,961 69,735
Nathan's Famous, Inc. 756 72,859

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
National Beverage Corp. 6,087 $ 252,854
National HealthCare Corp. 3,317 307,818
National Research Corp. 3,989 51,059
Natural Grocers by Vitamin Cottage, Inc.
Class C  2,380 95,676
Nature's Sunshine Products, Inc. * 3,163 39,696
Nautilus Biotechnology, Inc. SPAC * 13,513 11,635
Nektar Therapeutics * 53,044 36,070
Neogen Corp. * 55,439 480,656
NeoGenomics, Inc. * 33,308 316,093
Neumora Therapeutics, Inc. * 21,807 21,807
Neurogene, Inc. * 3,044 35,645
NeuroPace, Inc. * 3,938 48,398
Nevro Corp. * 7,878 46,008
Niagen Bioscience, Inc. * 11,927 82,296
Nkarta, Inc. * 15,785 29,044
Novavax, Inc. * 39,582 253,721
Novocure Ltd. * 27,205 484,793
Nurix Therapeutics, Inc. * 19,487 231,506
Nuvalent, Inc. Class A * 9,065 642,890
Nuvation Bio, Inc. * 46,957 82,644
Ocugen, Inc. * 76,214 53,830
Ocular Therapeutix, Inc. * 40,784 298,947
Olaplex Holdings, Inc. * 41,466 52,662
Olema Pharmaceuticals, Inc. * 9,656 36,307
Omeros Corp. * 14,135 116,190
OmniAb, Inc. * 25,109 60,262
Omnicell, Inc. * 11,502 402,110
OPKO Health, Inc. * 83,247 138,190
Option Care Health, Inc. * 44,064 1,540,037
OraSure Technologies, Inc. * 20,519 69,149
Orchestra BioMed Holdings, Inc. * 7,508 32,134
Organogenesis Holdings, Inc. * 17,100 73,872
ORIC Pharmaceuticals, Inc. * 15,900 88,722
Orthofix Medical, Inc. * 8,329 135,846
OrthoPediatrics Corp. * 4,047 99,678
Oscar Health, Inc. Class A * 52,657 690,333
Outlook Therapeutics, Inc. * 5,927 7,231
Ovid therapeutics, Inc. * 14,981 4,673
Owens & Minor, Inc. * 19,798 178,776
Pacific Biosciences of California, Inc. * 70,790 83,532
Pacira BioSciences, Inc. * 12,004 298,299
PACS Group, Inc. * 10,052 112,984
Paragon 28, Inc. * 12,773 166,815
Patterson Cos., Inc. 20,019 625,394
Payoneer Global, Inc. * 70,218 513,294
Paysafe Ltd. * 7,847 123,119
Pediatrix Medical Group, Inc. * 22,173 321,287
Pennant Group, Inc. * 8,281 208,267
PepGen, Inc. * 4,759 6,686
Perdoceo Education Corp. 17,186 432,743
Performant Healthcare, Inc. * 16,160 47,834
Perspective Therapeutics, Inc. * 15,790 33,633
Phathom Pharmaceuticals, Inc. * 10,631 66,656
Phibro Animal Health Corp. Class A  5,264 112,439
Pliant Therapeutics, Inc. * 14,750 19,912
Praxis Precision Medicines, Inc. * 4,513 170,907
Precigen, Inc. * 34,261 51,049
Prelude Therapeutics, Inc. * 1,928 1,481
Prestige Consumer Healthcare, Inc. * 12,759 1,096,891
Prime Medicine, Inc. * 17,031 33,892
Primo Brands Corp. Class A  51,573 1,830,326
Priority Technology Holdings, Inc. * 6,911 47,098
PROCEPT BioRobotics Corp. * 11,587 675,059
a Shares Value
PROG Holdings, Inc. 10,435 $ 277,571
Progyny, Inc. * 19,029 425,108
ProKidney Corp. * 31,863 27,918
Protagonist Therapeutics, Inc. * 15,289 739,376
Prothena Corp. PLC * (Ireland)  10,522 130,210
PTC Therapeutics, Inc. * 19,506 994,026
Pulmonx Corp. * 10,089 67,899
Pulse Biosciences, Inc. * 5,237 84,263
Puma Biotechnology, Inc. * 12,338 36,520
Pyxis Oncology, Inc. * 14,305 14,017
Q32 Bio, Inc. * 1,821 3,005
Quad/Graphics, Inc. 7,133 38,875
Quanex Building Products Corp. 11,551 214,733
Quanterix Corp. * 8,390 54,619
Quantum-Si, Inc. * 34,092 40,910
Quipt Home Medical Corp. * 8,631 20,110
RadNet, Inc. * 16,970 843,748
Rapport Therapeutics, Inc. * 4,463 44,764
RAPT Therapeutics, Inc. * 8,381 10,225
Recursion Pharmaceuticals, Inc. Class A * 64,956 343,617
REGENXBIO, Inc. * 11,282 80,666
Regulus Therapeutics, Inc. * 18,343 32,100
Relay Therapeutics, Inc. * 29,656 77,699
Remitly Global, Inc. * 38,591 802,693
Renovaro, Inc. * 27,088 14,714
Repay Holdings Corp. * 23,929 133,285
Replimune Group, Inc. * 17,578 171,386
Resources Connection, Inc. 9,146 59,815
Revolution Medicines, Inc. * 43,853 1,550,642
Rhythm Pharmaceuticals, Inc. * 14,110 747,407
Rigel Pharmaceuticals, Inc. * 4,675 84,103
Rocket Pharmaceuticals, Inc. * 19,540 130,332
RxSight, Inc. * 9,397 237,274
Sage Therapeutics, Inc. * 14,920 118,614
Sana Biotechnology, Inc. * 30,724 51,616
Sanara Medtech, Inc. * 878 27,104
Savara, Inc. * 30,706 85,056
Scholar Rock Holding Corp. * 20,715 665,987
Scilex Holding Co. * ◊ 18,410 4,575
scPharmaceuticals, Inc. * 7,529 19,801
Select Medical Holdings Corp. 28,514 476,184
Semler Scientific, Inc. * 1,722 62,336
Seneca Foods Corp. Class A * 1,253 111,567
Septerna, Inc. * 4,488 25,986
Sera Prognostics, Inc. Class A * 8,072 29,705
Sezzle, Inc. * 3,714 129,581
Shattuck Labs, Inc. * 11,744 11,158
SI-BONE, Inc. * 10,908 153,039
SIGA Technologies, Inc. * 13,106 71,821
Simply Good Foods Co. * 23,701 817,447
Skye Bioscience, Inc. * 4,964 7,893
Soleno Therapeutics, Inc. * 6,569 469,355
Solid Biosciences, Inc. * 6,774 25,064
Sonida Senior Living, Inc. * 992 23,104
SoundThinking, Inc. * 2,313 39,205
SpartanNash Co. 8,697 176,201
Spire Global, Inc. * 5,130 41,502
SpringWorks Therapeutics, Inc. * 17,762 783,837
Sprouts Farmers Market, Inc. * 25,946 3,960,397
Spyre Therapeutics, Inc. * 10,232 165,093
STAAR Surgical Co. * 12,928 227,921
Stereotaxis, Inc. * 16,233 28,570
Stoke Therapeutics, Inc. * 8,684 57,749
StoneCo Ltd. Class A * (Brazil)  74,489 780,645

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Strategic Education, Inc. 5,803 $ 487,220
Stride, Inc. * 10,972 1,387,958
Summit Therapeutics, Inc. * 24,078 464,465
SunOpta, Inc. * (Canada)  23,974 116,514
Supernus Pharmaceuticals, Inc. * 13,123 429,778
Surgery Partners, Inc. * 20,086 477,042
Surmodics, Inc. * 3,700 112,961
Sutro Biopharma, Inc. * 24,356 15,846
Syndax Pharmaceuticals, Inc. * 21,131 259,594
Tactile Systems Technology, Inc. * 6,465 85,467
Tandem Diabetes Care, Inc. * 16,959 324,934
Tango Therapeutics, Inc. * 13,530 18,536
Target Hospitality Corp. * 8,030 52,837
Tarsus Pharmaceuticals, Inc. * 9,647 495,566
Taysha Gene Therapies, Inc. * 47,466 65,978
Tejon Ranch Co. * 5,981 94,799
Teladoc Health, Inc. * 44,616 355,143
Telomir Pharmaceuticals, Inc. * 4,464 14,419
Tenaya Therapeutics, Inc. * 13,410 7,645
Terns Pharmaceuticals, Inc. * 17,230 47,555
Tevogen Bio Holdings, Inc. * 7,780 8,402
TG Therapeutics, Inc. * 35,910 1,415,931
Theravance Biopharma, Inc. * 9,104 81,299
Third Harmonic Bio, Inc. * 5,379 18,665
Tourmaline Bio, Inc. * 5,912 89,922
Transcat, Inc. * 2,284 170,044
TransMedics Group, Inc. * 8,416 566,228
Travere Therapeutics, Inc. * 21,674 388,398
Treace Medical Concepts, Inc. * 13,365 112,132
TreeHouse Foods, Inc. * 11,968 324,213
Trevi Therapeutics, Inc. * 18,930 119,070
TriNet Group, Inc. 8,137 644,776
TrueBlue, Inc. * 7,218 38,328
TScan Therapeutics, Inc. * 11,225 15,490
Turning Point Brands, Inc. 4,537 269,679
Twist Bioscience Corp. * 15,056 591,099
Tyra Biosciences, Inc. * 4,539 42,213
U.S. Physical Therapy, Inc. 3,905 282,566
Udemy, Inc. * 24,572 190,679
UFP Technologies, Inc. * 1,826 368,322
United Natural Foods, Inc. * 15,410 422,080
Universal Corp. 6,354 356,142
Universal Technical Institute, Inc. * 11,927 306,285
Upbound Group, Inc. 14,079 337,333
Upstream Bio, Inc. * 4,071 24,915
UroGen Pharma Ltd. * 10,339 114,349
USANA Health Sciences, Inc. * 2,847 76,784
Utah Medical Products, Inc. 633 35,473
Utz Brands, Inc. 16,906 238,036
Vanda Pharmaceuticals, Inc. * 13,207 60,620
Varex Imaging Corp. * 9,617 111,557
Vaxcyte, Inc. * 32,039 1,209,793
Ventyx Biosciences, Inc. * 12,364 14,219
Vera Therapeutics, Inc. * 11,534 277,047
Veracyte, Inc. * 20,215 599,375
Verastem, Inc. * 9,058 54,620
Vericel Corp. * 12,684 565,960
Verra Mobility Corp. * 42,881 965,251
Verrica Pharmaceuticals, Inc. * 5,294 2,341
Veru, Inc. * 38,792 19,012
Verve Therapeutics, Inc. * 18,314 83,695
Viemed Healthcare, Inc. * 8,103 58,990
Village Super Market, Inc. Class A  2,310 87,803
Vir Biotechnology, Inc. * 23,174 150,168
a Shares Value
Viridian Therapeutics, Inc. * 18,737 $ 252,575
Vita Coco Co., Inc. * 10,307 315,910
Vital Farms, Inc. * 8,521 259,635
Voyager Therapeutics, Inc. * 10,557 35,683
Waldencast PLC Class A * 4,122 12,366
WaVe Life Sciences Ltd. * 25,767 208,197
WD-40 Co. 3,494 852,536
Weis Markets, Inc. 4,344 334,705
Werewolf Therapeutics, Inc. * 9,216 8,960
Westrock Coffee Co. * 9,330 67,363
Willdan Group, Inc. * 3,500 142,520
WK Kellogg Co. 17,112 341,042
X4 Pharmaceuticals, Inc. * 56,085 13,258
XBiotech, Inc. * 5,339 17,298
Xencor, Inc. * 17,253 183,572
Xeris Biopharma Holdings, Inc. * 34,928 191,755
XOMA Royalty Corp. * 1,796 35,794
Y-mAbs Therapeutics, Inc. * 10,128 44,867
Zenas Biopharma, Inc. * 3,215 25,399
Zentalis Pharmaceuticals, Inc. * 15,891 25,267
Zevra Therapeutics, Inc. * 13,714 102,718
Zimvie, Inc. * 6,622 71,518
ZipRecruiter, Inc. Class A * 16,470 97,008
Zura Bio Ltd. * (United Kingdom)  12,573 16,219
Zymeworks, Inc. * 14,263 169,872
Zynex, Inc. * 4,390 9,658
146,243,780
Energy - 4.8%
spacing
Aemetis, Inc. * 10,866 18,907
Alpha Metallurgical Resources, Inc. * 2,785 348,821
Amplify Energy Corp. * 9,791 36,618
Archrock, Inc. 42,856 1,124,541
Aris Water Solutions, Inc. Class A  7,085 227,003
Array Technologies, Inc. * 40,072 195,151
ASP Isotopes, Inc. * 13,368 62,696
Atlas Energy Solutions, Inc. 19,030 339,495
Berry Corp. 22,531 72,325
BKV Corp. * (Thailand)  3,272 68,712
Borr Drilling Ltd. * (Mexico)  61,186 133,997
Bristow Group, Inc. * 6,449 203,659
California Resources Corp. 18,179 799,331
ChampionX Corp. 48,755 1,452,899
CNX Resources Corp. * 37,749 1,188,339
Comstock Resources, Inc. * 24,289 494,038
Core Laboratories, Inc. 12,199 182,863
Core Natural Resources, Inc. 13,457 1,037,535
Crescent Energy Co. Class A  41,895 470,900
CVR Energy, Inc. 9,013 174,852
Delek U.S. Holdings, Inc. 16,612 250,343
Diversified Energy Co. PLC ~ 12,422 167,945
DMC Global, Inc. * 5,294 44,576
DNOW, Inc. * 27,724 473,526
Drilling Tools International Corp. * 4,069 9,644
Empire Petroleum Corp. * 3,413 21,434
Energy Vault Holdings, Inc. * 27,544 19,154
Evolution Petroleum Corp. 7,880 40,818
Excelerate Energy, Inc. Class A  4,575 131,211
Expro Group Holdings NV * 24,631 244,832
Flowco Holdings, Inc. Class A * 4,626 118,657
Fluence Energy, Inc. * 15,905 77,139
Forum Energy Technologies, Inc. * 2,626 52,809
FuelCell Energy, Inc. * 4,237 19,448
FutureFuel Corp. 7,097 27,678

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Geospace Technologies Corp. * 3,609 $ 26,021
Golar LNG Ltd. (Cameroon)  25,476 967,833
Granite Ridge Resources, Inc. 14,859 90,343
Green Plains, Inc. * 16,719 81,087
Gulfport Energy Corp. * 3,334 613,923
Hallador Energy Co. * 6,705 82,337
Helix Energy Solutions Group, Inc. * 37,587 312,348
Helmerich & Payne, Inc. 25,158 657,127
HighPeak Energy, Inc. 4,432 56,109
Infinity Natural Resources, Inc. Class A * 2,902 54,413
Innovex International, Inc. * 9,335 167,657
Kinetik Holdings, Inc. 9,928 515,660
Kodiak Gas Services, Inc. 11,567 431,449
Kosmos Energy Ltd. * (Ghana)  122,057 278,290
Liberty Energy, Inc. 40,818 646,149
Magnolia Oil & Gas Corp. Class A  44,604 1,126,697
Mammoth Energy Services, Inc. * 5,587 11,397
Matrix Service Co. * 6,211 77,203
Montauk Renewables, Inc. * 18,769 39,227
Murphy Oil Corp. 35,692 1,013,653
Nabors Industries Ltd. * 2,372 98,936
NACCO Industries, Inc. Class A  1,080 36,428
Natural Gas Services Group, Inc. * 3,012 66,174
NextDecade Corp. * 30,199 234,948
Noble Corp. PLC 34,160 809,592
Northern Oil & Gas, Inc. 25,285 764,366
NPK International, Inc. * 21,427 124,491
Oceaneering International, Inc. * 26,457 577,027
Oil States International, Inc. * 17,196 88,559
Par Pacific Holdings, Inc. * 13,562 193,394
Patterson-UTI Energy, Inc. 101,530 834,577
PBF Energy, Inc. Class A  25,892 494,278
Peabody Energy Corp. 31,498 426,798
Plug Power, Inc. * 217,067 293,040
Prairie Operating Co. * 2,006 10,732
PrimeEnergy Resources Corp. * 145 33,044
ProFrac Holding Corp. Class A * 5,047 38,307
ProPetro Holding Corp. * 22,903 168,337
Ramaco Resources, Inc. Class A  6,094 50,154
Ramaco Resources, Inc. Class B  1,470 10,452
Ranger Energy Services, Inc. Class A  4,423 62,762
REX American Resources Corp. * 4,047 152,046
Riley Exploration Permian, Inc. 2,713 79,138
Ring Energy, Inc. * 43,769 50,334
RPC, Inc. 22,984 126,412
Sable Offshore Corp. * 13,243 335,975
SandRidge Energy, Inc. 7,715 88,105
SEACOR Marine Holdings, Inc. * 7,771 39,321
Seadrill Ltd. * (Norway)  16,635 415,875
Select Water Solutions, Inc. 24,244 254,562
Shoals Technologies Group, Inc. Class A * 40,893 135,765
Sitio Royalties Corp. Class A  20,773 412,760
SM Energy Co. 29,733 890,503
Solaris Energy Infrastructure, Inc. 7,870 171,251
SolarMax Technology, Inc. * 5,006 6,007
Stem, Inc. * 37,641 13,186
SunCoke Energy, Inc. 22,071 203,053
Sunnova Energy International, Inc. * 27,194 10,116
Sunrun, Inc. * 57,976 339,739
T1 Energy, Inc. * (Norway)  33,198 41,830
Talos Energy, Inc. * 35,933 349,269
TETRA Technologies, Inc. * 29,491 99,090
Tidewater, Inc. * 12,748 538,858
TPI Composites, Inc. * 11,346 9,145
a Shares Value
Transocean Ltd. * 189,468 $ 600,614
VAALCO Energy, Inc. 25,070 94,263
Valaris Ltd. * 15,758 618,659
Verde Clean Fuels, Inc. * 1,130 3,786
Vital Energy, Inc. * 7,470 158,513
Vitesse Energy, Inc. 6,309 155,138
W&T Offshore, Inc. 26,922 41,729
Warrior Met Coal, Inc. 13,241 631,861
30,064,118
Financial - 25.6%
spacing
1st Source Corp. 4,937 295,282
Acadia Realty Trust REIT 30,613 641,342
Acadian Asset Management, Inc. 7,284 188,364
ACNB Corp. 2,271 93,474
Advanced Flower Capital, Inc. REIT 3,968 22,102
AG Mortgage Investment Trust, Inc. REIT 8,637 63,050
Alerus Financial Corp. 5,311 98,041
Alexander & Baldwin, Inc. REIT 19,156 330,058
Alexander's, Inc. REIT 556 116,293
Alpine Income Property Trust, Inc. REIT 3,888 65,007
AlTi Global, Inc. * 9,827 29,874
Amalgamated Financial Corp. 4,437 127,564
Ambac Financial Group, Inc. * 12,019 105,166
Amerant Bancorp, Inc. 9,333 192,633
American Assets Trust, Inc. REIT 12,690 255,577
American Coastal Insurance Corp.
Class C * 5,723 66,215
American Healthcare REIT, Inc. 39,576 1,199,153
American Realty Investors, Inc. * 308 3,373
Ameris Bancorp 16,727 962,973
AMERISAFE, Inc. 4,886 256,759
Ames National Corp. 1,759 30,818
Angel Oak Mortgage REIT, Inc. 3,681 35,080
Anywhere Real Estate, Inc. * 28,052 93,413
Apartment Investment & Management Co.
Class A REIT * 37,057 326,102
Apollo Commercial Real Estate Finance,
Inc. REIT 34,061 325,964
Apple Hospitality REIT, Inc. 58,973 761,341
Arbor Realty Trust, Inc. REIT 44,628 524,379
ARES Commercial Real Estate Corp. REIT 13,799 63,889
Armada Hoffler Properties, Inc. REIT 19,944 149,779
ARMOUR Residential REIT, Inc. 13,963 238,767
Arrow Financial Corp. 4,358 114,572
Artisan Partners Asset Management, Inc.
Class A  15,907 621,964
Associated Banc-Corp. 42,618 960,184
Atlantic Union Bankshares Corp. 22,304 694,547
Atlanticus Holdings Corp. * 1,496 76,520
Axos Financial, Inc. * 13,957 900,506
B Riley Financial, Inc. 5,893 22,806
Baldwin Insurance Group, Inc. * 17,260 771,349
Banc of California, Inc. 35,454 503,092
BancFirst Corp. 5,062 556,162
Banco Latinoamericano de Comercio
Exterior SA (Panama)  7,219 264,215
Bancorp, Inc. * 12,000 634,080
Bank First Corp. 2,567 258,600
Bank of Hawaii Corp. 9,895 682,458
Bank of Marin Bancorp 4,032 88,986
Bank of NT Butterfield & Son Ltd.
(Bermuda)  11,321 440,613
Bank7 Corp. 841 32,580

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
BankUnited, Inc. 18,949 $ 652,604
Bankwell Financial Group, Inc. 1,898 57,282
Banner Corp. 9,102 580,435
Bar Harbor Bankshares 3,763 111,009
BayCom Corp. 2,583 65,014
BCB Bancorp, Inc. 4,808 47,407
Berkshire Hills Bancorp, Inc. 11,394 297,269
BGC Group, Inc. Class A  91,233 836,607
Bit Digital, Inc. * 30,097 60,796
Blackstone Mortgage Trust, Inc.
Class A REIT 45,012 900,240
Blue Foundry Bancorp * 5,245 48,254
Bowhead Specialty Holdings, Inc. * 4,043 164,348
Braemar Hotels & Resorts, Inc. REIT 18,208 45,338
Brandywine Realty Trust REIT 44,269 197,440
Bread Financial Holdings, Inc. 8,017 401,491
Bridgewater Bancshares, Inc. * 4,482 62,255
BrightSpire Capital, Inc. REIT 33,662 187,161
Broadstone Net Lease, Inc. REIT 48,916 833,529
Brookfield Business Corp. Class A (Canada)  7,067 188,124
Brookline Bancorp, Inc. 23,322 254,210
BRT Apartments Corp. REIT 2,492 42,364
Burford Capital Ltd. 51,221 676,629
Burke & Herbert Financial Services Corp. 3,558 199,639
Business First Bancshares, Inc. 6,146 149,655
Byline Bancorp, Inc. 8,054 210,693
Cadence Bank 46,120 1,400,203
California BanCorp * 5,481 78,543
Camden National Corp. 4,206 170,217
Cannae Holdings, Inc. 14,812 271,504
Capital Bancorp, Inc. 2,541 71,987
Capital City Bank Group, Inc. 3,804 136,792
Capitol Federal Financial, Inc. 31,851 178,366
CareTrust REIT, Inc. 48,519 1,386,673
Carter Bankshares, Inc. * 5,755 93,116
Cathay General Bancorp 17,720 762,492
CBL & Associates Properties, Inc. REIT 5,722 152,091
Centerspace REIT 4,080 264,180
Central Pacific Financial Corp. 6,796 183,764
Chatham Lodging Trust REIT 12,606 89,881
Chemung Financial Corp. 781 37,152
Chicago Atlantic Real Estate Finance, Inc.
REIT 4,482 65,885
Chimera Investment Corp. REIT 21,202 272,022
ChoiceOne Financial Services, Inc. 1,897 54,577
Cipher Mining, Inc. * 52,533 120,826
Citizens & Northern Corp. 4,459 89,715
Citizens Financial Services, Inc. 1,202 69,776
City Holding Co. 3,674 431,585
City Office REIT, Inc. 12,675 65,783
Civista Bancshares, Inc. 4,343 84,862
Claros Mortgage Trust, Inc. REIT 22,842 85,201
Cleanspark, Inc. * 71,165 478,229
Clipper Realty, Inc. REIT 4,893 18,789
CNB Financial Corp. 5,143 114,432
CNO Financial Group, Inc. 26,716 1,112,721
Coastal Financial Corp. * 3,228 291,843
Cohen & Steers, Inc. 6,962 558,701
Colony Bankcorp, Inc. 4,665 75,340
Columbia Financial, Inc. * 7,024 105,360
Community Financial System, Inc. 13,245 753,111
Community Healthcare Trust, Inc. REIT 6,627 120,346
Community Trust Bancorp, Inc. 3,963 199,577
Community West Bancshares 4,330 80,018
a Shares Value
Compass Diversified Holdings 17,646 $ 329,451
Compass, Inc. Class A * 95,163 830,773
ConnectOne Bancorp, Inc. 9,465 230,094
Consumer Portfolio Services, Inc. * 2,941 25,498
COPT Defense Properties REIT 29,089 793,257
Core Scientific, Inc. * 45,342 328,276
Crawford & Co. Class A  4,680 53,446
CTO Realty Growth, Inc. REIT 7,907 152,684
Curbline Properties Corp. REIT * 24,928 603,008
Cushman & Wakefield PLC * 43,347 443,006
Customers Bancorp, Inc. * 7,804 391,761
CVB Financial Corp. 33,202 612,909
Dave, Inc. * 2,072 171,272
Diamond Hill Investment Group, Inc. 690 98,560
DiamondRock Hospitality Co. REIT 55,581 429,085
Dime Community Bancshares, Inc. 10,242 285,547
Diversified Healthcare Trust REIT 53,918 129,403
Donegal Group, Inc. Class A  3,866 75,890
Douglas Emmett, Inc. REIT 32,119 513,904
Dynex Capital, Inc. REIT 22,129 288,120
Eagle Bancorp, Inc. 7,495 157,395
Easterly Government Properties, Inc. REIT 25,379 269,017
Eastern Bankshares, Inc. 49,958 819,311
Ellington Financial, Inc. REIT 23,039 305,497
Elme Communities REIT 23,059 401,227
Empire State Realty Trust, Inc.
Class A REIT 35,767 279,698
Employers Holdings, Inc. 6,308 319,437
Enact Holdings, Inc. 7,460 259,235
Encore Capital Group, Inc. * 6,145 210,651
Enova International, Inc. * 6,416 619,529
Enstar Group Ltd. * 3,240 1,076,911
Enterprise Bancorp, Inc. 2,793 108,731
Enterprise Financial Services Corp. 9,806 526,974
Equity Bancshares, Inc. Class A  4,215 166,071
Esquire Financial Holdings, Inc. 1,949 146,916
ESSA Bancorp, Inc. 1,983 37,380
Essent Group Ltd. 26,963 1,556,304
Essential Properties Realty Trust, Inc. REIT 44,909 1,465,830
eXp World Holdings, Inc. 21,519 210,456
F&G Annuities & Life, Inc. 4,833 174,230
Farmers & Merchants Bancorp, Inc. 3,158 75,508
Farmers National Banc Corp. 9,016 117,659
Farmland Partners, Inc. REIT 11,924 132,953
FB Financial Corp. 9,489 439,910
Federal Agricultural Mortgage Corp. Class C  2,407 451,337
Fidelis Insurance Holdings Ltd. (United
Kingdom)  12,656 205,027
Fidelity D&D Bancorp, Inc. 1,217 50,639
Financial Institutions, Inc. 4,816 120,207
First BanCorp 41,437 794,347
First Bancorp, Inc. 2,555 63,160
First Bancorp/Southern Pines NC 10,513 421,992
First Bancshares, Inc. 7,904 267,234
First Bank 5,270 78,049
First Busey Corp. 21,379 461,786
First Business Financial Services, Inc. 2,259 106,512
First Commonwealth Financial Corp. 26,762 415,881
First Community Bankshares, Inc. 4,241 159,843
First Financial Bancorp 23,257 580,960
First Financial Bankshares, Inc. 33,220 1,193,262
First Financial Corp. 2,822 138,222
First Financial Northwest, Inc. 2,017 45,705
First Foundation, Inc. 17,190 89,216

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
First Internet Bancorp 1,971 $ 52,783
First Interstate BancSystem, Inc. Class A  20,319 582,139
First Merchants Corp. 14,912 603,041
First Mid Bancshares, Inc. 6,165 215,159
First of Long Island Corp. 5,244 64,763
First Western Financial, Inc. * 2,110 41,462
Five Star Bancorp 4,664 129,659
Flagstar Financial, Inc. 65,778 764,340
Flushing Financial Corp. 8,008 101,702
Forge Global Holdings, Inc. * 31,675 17,801
Four Corners Property Trust, Inc. REIT 25,076 719,681
Franklin BSP Realty Trust, Inc. REIT 20,629 262,813
Franklin Street Properties Corp. REIT 29,272 52,104
FrontView REIT, Inc. 3,025 38,690
FRP Holdings, Inc. * 3,726 106,452
FS Bancorp, Inc. 1,884 71,611
FTAI Aviation Ltd. 26,190 2,907,876
FTAI Infrastructure, Inc. 25,842 117,064
Fulton Financial Corp. 46,547 842,035
FVCBankcorp, Inc. * 3,783 39,986
GCM Grosvenor, Inc. Class A  10,183 134,721
Genworth Financial, Inc. * 107,579 762,735
German American Bancorp, Inc. 7,547 283,013
Getty Realty Corp. REIT 12,973 404,498
Glacier Bancorp, Inc. 29,524 1,305,551
Gladstone Commercial Corp. REIT 10,566 158,279
Gladstone Land Corp. REIT 9,528 100,235
Global Medical REIT, Inc. 15,525 135,844
Global Net Lease, Inc. REIT 52,431 421,545
GoHealth, Inc. Class A * 1,146 14,061
Goosehead Insurance, Inc. Class A  5,861 691,950
Granite Point Mortgage Trust, Inc. REIT 15,191 39,497
Great Southern Bancorp, Inc. 2,416 133,774
Greene County Bancorp, Inc. 1,909 46,026
Greenlight Capital Re Ltd. Class A * 7,418 100,514
Guaranty Bancshares, Inc. 2,295 91,869
HA Sustainable Infrastructure Capital, Inc. 30,332 886,908
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  10,391 215,405
Hamilton Lane, Inc. Class A  10,218 1,519,110
Hancock Whitney Corp. 22,382 1,173,936
Hanmi Financial Corp. 7,807 176,907
HarborOne Bancorp, Inc. 9,969 103,379
HBT Financial, Inc. 3,530 79,107
HCI Group, Inc. 2,177 324,874
Heritage Commerce Corp. 16,032 152,625
Heritage Financial Corp. 8,789 213,836
Heritage Insurance Holdings, Inc. * 6,573 94,783
Hilltop Holdings, Inc. 12,105 368,597
Hingham Institution For Savings 444 105,583
Hippo Holdings, Inc. * 5,152 131,685
Home Bancorp, Inc. 1,743 78,086
Home BancShares, Inc. 47,775 1,350,599
HomeStreet, Inc. * 3,902 45,809
HomeTrust Bancshares, Inc. 3,873 132,766
Hope Bancorp, Inc. 30,413 318,424
Horace Mann Educators Corp. 10,803 461,612
Horizon Bancorp, Inc. 11,502 173,450
Hudson Pacific Properties, Inc. REIT 34,827 102,740
Hut 8 Corp. * (Canada)  21,318 247,715
Independence Realty Trust, Inc. REIT 58,564 1,243,314
Independent Bank Corp. (IBCP US) 5,232 161,093
Independent Bank Corp. (INDB US) 10,762 674,240
Industrial Logistics Properties Trust REIT 19,087 65,659
a Shares Value
Innovative Industrial Properties, Inc. REIT 7,412 $ 400,915
International Bancshares Corp. 13,834 872,372
International Money Express, Inc. * 8,262 104,266
InvenTrust Properties Corp. REIT 19,944 585,755
Invesco Mortgage Capital, Inc. REIT 15,404 121,538
Investar Holding Corp. 2,084 36,699
Investors Title Co. 373 89,923
Jackson Financial, Inc. Class A  18,792 1,574,394
James River Group Holdings Ltd. 8,073 33,907
JBG SMITH Properties REIT 20,212 325,615
John Marshall Bancorp, Inc. 3,207 52,980
Kearny Financial Corp. 14,009 87,696
Kennedy-Wilson Holdings, Inc. 29,772 258,421
Kingsway Financial Services, Inc. *
(Canada)  3,503 27,744
Kite Realty Group Trust REIT 55,631 1,244,465
KKR Real Estate Finance Trust, Inc. REIT 14,555 157,194
Ladder Capital Corp. REIT 30,485 347,834
Lakeland Financial Corp. 6,129 364,308
LCNB Corp. 3,268 48,334
Legacy Housing Corp. * 2,386 60,175
Lemonade, Inc. * 13,493 424,085
LendingClub Corp. * 28,856 297,794
LendingTree, Inc. * 2,454 123,363
LINKBANCORP, Inc. 5,909 40,063
Live Oak Bancshares, Inc. 9,081 242,099
LTC Properties, Inc. REIT 11,488 407,250
LXP Industrial Trust REIT 76,488 661,621
Macerich Co. REIT 64,436 1,106,366
Maiden Holdings Ltd. * 26,244 14,967
MARA Holdings, Inc. * 87,921 1,011,092
Marcus & Millichap, Inc. 6,167 212,453
Maui Land & Pineapple Co., Inc. * 2,581 45,348
MBIA, Inc. * 12,241 60,960
McGrath RentCorp 6,293 701,040
Medallion Financial Corp. 3,923 34,169
Mercantile Bank Corp. 4,031 175,107
Merchants Bancorp 4,601 170,237
Mercury General Corp. 6,756 377,660
Metrocity Bankshares, Inc. 4,796 132,226
Metropolitan Bank Holding Corp. * 2,628 147,142
MFA Financial, Inc. REIT 26,953 276,538
Mid Penn Bancorp, Inc. 4,332 112,242
Middlefield Banc Corp. 1,903 53,189
Midland States Bancorp, Inc. 5,116 87,586
MidWestOne Financial Group, Inc. 4,916 145,563
Moelis & Co. Class A  17,577 1,025,794
Mr. Cooper Group, Inc. * 16,333 1,953,427
MVB Financial Corp. 3,422 59,269
National Bank Holdings Corp. Class A  9,672 370,147
National Bankshares, Inc. 1,297 34,539
National Health Investors, Inc. REIT 11,310 835,357
Navient Corp. 19,362 244,542
NB Bancorp, Inc. * 9,956 179,905
NBT Bancorp, Inc. 12,145 521,021
Nelnet, Inc. Class A  3,608 400,235
NerdWallet, Inc. Class A * 8,133 73,604
NET Lease Office Properties REIT * 3,732 117,110
NETSTREIT Corp. REIT 20,166 319,631
New York Mortgage Trust, Inc. REIT 22,811 148,043
Newmark Group, Inc. Class A  33,468 407,306
NewtekOne, Inc. 6,627 79,259
NexPoint Diversified Real Estate Trust REIT 10,460 40,062
Nexpoint Real Estate Finance, Inc. REIT 1,780 27,216

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
NexPoint Residential Trust, Inc. REIT 6,042 $ 238,840
NI Holdings, Inc. * 2,437 34,752
Nicolet Bankshares, Inc. 3,500 381,360
NMI Holdings, Inc. * 20,338 733,185
Northeast Bank 1,709 156,442
Northeast Community Bancorp, Inc. 3,646 85,462
Northfield Bancorp, Inc. 9,371 102,238
Northrim BanCorp, Inc. 1,500 109,830
Northwest Bancshares, Inc. 33,122 398,126
Norwood Financial Corp. 2,376 57,428
Oak Valley Bancorp 2,000 49,920
OceanFirst Financial Corp. 15,210 258,722
Offerpad Solutions, Inc. * 5,063 8,405
OFG Bancorp 11,645 466,033
Old National Bancorp 81,346 1,723,722
Old Second Bancorp, Inc. 10,934 181,942
One Liberty Properties, Inc. REIT 4,711 123,758
Onity Group, Inc. * 1,643 53,102
OppFi, Inc. 4,841 45,021
Orange County Bancorp, Inc. 2,580 60,346
Orchid Island Capital, Inc. REIT 19,872 149,437
Origin Bancorp, Inc. 7,662 265,642
Orion Properties, Inc. REIT 15,190 32,507
Orrstown Financial Services, Inc. 4,602 138,106
Outfront Media, Inc. REIT 37,849 610,883
P10, Inc. Class A  10,152 119,286
Pacific Premier Bancorp, Inc. 25,200 537,264
Pagseguro Digital Ltd. Class A * (Brazil)  47,528 362,639
Palomar Holdings, Inc. * 6,768 927,757
Paramount Group, Inc. REIT 48,327 207,806
Park National Corp. 3,676 556,546
Parke Bancorp, Inc. 3,261 61,437
Pathward Financial, Inc. 6,282 458,272
Patria Investments Ltd. Class A (Cayman)  15,227 171,913
Paysign, Inc. * 5,354 11,350
PCB Bancorp 2,547 47,654
Peakstone Realty Trust REIT 9,543 120,242
Peapack-Gladstone Financial Corp. 4,263 121,069
Pebblebrook Hotel Trust REIT 31,431 318,396
PennyMac Financial Services, Inc. 6,986 699,368
PennyMac Mortgage Investment Trust REIT 22,014 322,505
Peoples Bancorp of North Carolina, Inc. 1,450 39,498
Peoples Bancorp, Inc. 9,090 269,609
Peoples Financial Services Corp. 2,413 107,306
Perella Weinberg Partners 13,786 253,662
Phillips Edison & Co., Inc. REIT 31,670 1,155,638
Piedmont Office Realty Trust, Inc.
Class A REIT 32,910 242,547
Pioneer Bancorp, Inc. * 3,302 38,666
Piper Sandler Cos. 4,500 1,114,470
PJT Partners, Inc. Class A  6,050 834,174
Plumas Bancorp 1,631 70,573
Plymouth Industrial REIT, Inc. 10,082 164,337
Ponce Financial Group, Inc. * 4,094 51,871
Postal Realty Trust, Inc. Class A REIT 5,903 84,295
PotlatchDeltic Corp. REIT 20,284 915,214
PRA Group, Inc. * 9,919 204,530
Preferred Bank 2,429 203,210
Primis Financial Corp. 4,573 44,678
Princeton Bancorp, Inc. 1,225 37,424
ProAssurance Corp. * 13,737 320,759
Provident Bancorp, Inc. * 4,472 51,339
Provident Financial Services, Inc. 33,201 570,061
QCR Holdings, Inc. 4,159 296,620
a Shares Value
Radian Group, Inc. 38,389 $ 1,269,524
RBB Bancorp 4,258 70,257
RE/MAX Holdings, Inc. Class A * 4,817 40,318
Ready Capital Corp. REIT 43,620 222,026
Real Brokerage, Inc. * (Canada)  23,953 97,249
Red River Bancshares, Inc. 1,177 60,792
Redfin Corp. * 30,762 283,318
Redwood Trust, Inc. REIT 34,627 210,186
Regional Management Corp. 2,236 67,326
Renasant Corp. 16,447 558,047
Republic Bancorp, Inc. Class A  2,182 139,255
Resolute Holdings Management, Inc. * 547 17,143
Riot Platforms, Inc. * 80,183 570,903
RLJ Lodging Trust REIT 40,320 318,125
RMR Group, Inc. Class A  4,523 75,308
Roadzen, Inc. * 10,730 11,159
Root, Inc. Class A * 2,264 302,108
Ryman Hospitality Properties, Inc. REIT 15,223 1,391,991
S&T Bancorp, Inc. 10,109 374,538
Sabra Health Care REIT, Inc. 61,164 1,068,535
Safehold, Inc. REIT 13,522 253,132
Safety Insurance Group, Inc. 3,804 300,060
Sandy Spring Bancorp, Inc. 11,724 327,686
Saul Centers, Inc. REIT 2,706 97,605
Seacoast Banking Corp. of Florida 21,966 565,185
Selective Insurance Group, Inc. 15,683 1,435,622
Selectquote, Inc. * 33,389 111,519
Service Properties Trust REIT 42,751 111,580
ServisFirst Bancshares, Inc. 12,918 1,067,027
Seven Hills Realty Trust REIT 3,790 47,337
Shore Bancshares, Inc. 7,498 101,523
Sierra Bancorp 3,280 91,446
Silvercrest Asset Management Group, Inc.
Class A  2,703 44,221
Simmons First National Corp. Class A  31,262 641,809
SiriusPoint Ltd. * (Sweden)  17,210 297,561
SITE Centers Corp. REIT 11,840 152,026
Sky Harbour Group Corp. * 3,083 40,110
Skyward Specialty Insurance Group, Inc. * 9,824 519,886
SL Green Realty Corp. REIT 18,486 1,066,642
SmartFinancial, Inc. 4,175 129,759
South Plains Financial, Inc. 3,186 105,520
Southern First Bancshares, Inc. * 2,115 69,626
Southern Missouri Bancorp, Inc. 2,549 132,599
Southern States Bancshares, Inc. 2,252 80,509
Southside Bancshares, Inc. 7,344 212,682
SouthState Corp. 25,245 2,343,241
St. Joe Co. 9,442 443,302
Star Holdings * 3,395 28,891
Stellar Bancorp, Inc. 12,687 350,922
StepStone Group, Inc. Class A  17,191 897,886
Sterling Bancorp, Inc. * 5,290 25,604
Stewart Information Services Corp. 7,070 504,445
Stock Yards Bancorp, Inc. 6,803 469,815
StoneX Group, Inc. * 10,744 820,627
Stratus Properties, Inc. * 1,416 25,134
Strawberry Fields REIT, Inc. 2,052 24,439
Summit Hotel Properties, Inc. REIT 29,249 158,237
Sunrise Realty Trust, Inc. REIT 3,065 33,930
Sunstone Hotel Investors, Inc. REIT 52,079 490,063
SWK Holdings Corp. * 1,531 26,624
Tanger, Inc. REIT 27,460 927,873
Terawulf, Inc. * 69,620 190,063
Terreno Realty Corp. REIT 25,466 1,609,961

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Texas Capital Bancshares, Inc. * 12,029 $ 898,566
Third Coast Bancshares, Inc. * 2,852 95,171
Timberland Bancorp, Inc. 2,149 64,792
Tiptree, Inc. 6,823 164,366
Tompkins Financial Corp. 3,380 212,872
Towne Bank 18,154 620,685
TPG RE Finance Trust, Inc. REIT 15,141 123,399
Transcontinental Realty Investors, Inc.
REIT * 349 9,755
TriCo Bancshares 8,394 335,508
Triumph Financial, Inc. * 5,799 335,182
Trupanion, Inc. * 8,624 321,416
TrustCo Bank Corp. 4,712 143,622
Trustmark Corp. 15,275 526,835
Two Harbors Investment Corp. REIT 26,988 360,560
UMB Financial Corp. 17,643 1,783,707
UMH Properties, Inc. REIT 18,474 345,464
United Bankshares, Inc. 33,991 1,178,468
United Community Banks, Inc. 29,823 838,921
United Fire Group, Inc. 5,537 163,120
Uniti Group, Inc. REIT 62,943 317,233
Unity Bancorp, Inc. 1,760 71,632
Universal Health Realty Income Trust REIT 3,316 135,823
Universal Insurance Holdings, Inc. 5,670 134,379
Univest Financial Corp. 7,171 203,370
Upstart Holdings, Inc. * 20,633 949,737
Urban Edge Properties REIT 32,698 621,262
USCB Financial Holdings, Inc. 2,558 47,476
Valley National Bancorp 122,241 1,086,722
Velocity Financial, Inc. * 2,465 46,120
Veris Residential, Inc. REIT 20,535 347,452
Veritex Holdings, Inc. 13,833 345,410
Victory Capital Holdings, Inc. Class A  10,575 611,975
Virginia National Bankshares Corp. 961 34,673
Virtus Investment Partners, Inc. 1,782 307,146
WaFd, Inc. 19,304 551,708
Walker & Dunlop, Inc. 8,172 697,562
Washington Trust Bancorp, Inc. 4,943 152,541
Waterstone Financial, Inc. 3,967 53,356
WesBanco, Inc. 22,496 696,476
West BanCorp, Inc. 3,900 77,766
Westamerica BanCorp 6,766 342,563
Whitestone REIT 12,884 187,720
WisdomTree, Inc. 34,341 306,322
World Acceptance Corp. * 914 115,667
WSFS Financial Corp. 14,907 773,226
Xenia Hotels & Resorts, Inc. REIT 26,999 317,508
160,391,614
Industrial - 15.3%
spacing
374Water, Inc. * 14,856 5,051
908 Devices, Inc. * 6,002 26,889
AAR Corp. * 9,053 506,877
Advanced Energy Industries, Inc. 9,551 910,306
AeroVironment, Inc. * 7,275 867,107
AerSale Corp. * 7,789 58,340
Air Transport Services Group, Inc. * 13,451 301,840
Alamo Group, Inc. 2,688 479,028
Albany International Corp. Class A  7,856 542,378
Allient, Inc. 3,463 76,117
American Superconductor Corp. * 9,174 166,416
American Woodmark Corp. * 3,767 221,613
AMMO, Inc. * 24,273 33,497
Amprius Technologies, Inc. * 1,179 3,160
a Shares Value
Apogee Enterprises, Inc. 5,791 $ 268,297
Applied Industrial Technologies, Inc. 9,930 2,237,626
Applied Optoelectronics, Inc. * 11,511 176,694
ArcBest Corp. 5,930 418,539
Archer Aviation, Inc. Class A * 83,166 591,310
Arcosa, Inc. 12,461 960,992
Ardagh Metal Packaging SA 36,264 109,517
Ardmore Shipping Corp. (Ireland)  9,989 97,792
Argan, Inc. 3,267 428,532
Arq, Inc. * 7,288 30,391
Aspen Aerogels, Inc. * 15,191 97,071
Astec Industries, Inc. 5,979 205,977
Astronics Corp. * 7,613 184,006
Atkore, Inc. 8,875 532,411
Atmus Filtration Technologies, Inc. 21,489 789,291
AZZ, Inc. 7,620 637,108
Badger Meter, Inc. 7,608 1,447,422
Bel Fuse, Inc. Class A  476 34,301
Bel Fuse, Inc. Class B  2,710 202,871
Belden, Inc. 10,402 1,042,801
Benchmark Electronics, Inc. 9,270 352,538
Bloom Energy Corp. Class A * 52,099 1,024,266
Boise Cascade Co. 9,883 969,423
Bowman Consulting Group Ltd. * 3,087 67,389
Byrna Technologies, Inc. * 4,107 69,162
Cactus, Inc. Class A  17,094 783,418
Cadre Holdings, Inc. 6,790 201,052
Caesarstone Ltd. * 5,706 13,866
Casella Waste Systems, Inc. Class A * 16,001 1,784,272
CECO Environmental Corp. * 7,673 174,944
Centuri Holdings, Inc. * 4,082 66,904
ChargePoint Holdings, Inc. * 96,083 58,130
Chart Industries, Inc. * 11,051 1,595,322
Clearwater Paper Corp. * 3,900 98,943
Columbus McKinnon Corp. 7,417 125,570
Concrete Pumping Holdings, Inc. * 7,352 40,142
Construction Partners, Inc. Class A * 11,904 855,541
Core Molding Technologies, Inc. * 2,036 30,947
Costamare, Inc. (Monaco)  11,326 111,448
Covenant Logistics Group, Inc. 3,924 87,113
CryoPort, Inc. * 12,136 73,787
CSW Industrials, Inc. 4,330 1,262,282
CTS Corp. 7,849 326,126
DHT Holdings, Inc. 35,055 368,078
Dorian LPG Ltd. 9,522 212,721
Ducommun, Inc. * 3,576 207,515
DXP Enterprises, Inc. * 3,203 263,479
Dycom Industries, Inc. * 7,321 1,115,281
Eastern Co. 1,479 37,448
Eastman Kodak Co. * 16,540 104,533
Energizer Holdings, Inc. 18,310 547,835
Energy Recovery, Inc. * 14,709 233,726
Enerpac Tool Group Corp. 13,692 614,223
EnerSys 10,245 938,237
Enovix Corp. * 42,537 312,222
Enpro, Inc. 5,376 869,783
Enviri Corp. * 20,777 138,167
ESCO Technologies, Inc. 6,697 1,065,627
Eve Holding, Inc. * 12,135 40,288
Evolv Technologies Holdings, Inc. * 33,946 105,912
Exponent, Inc. 12,952 1,049,889
Fabrinet * (Thailand)  9,404 1,857,384
FARO Technologies, Inc. * 4,769 130,194
Federal Signal Corp. 15,522 1,141,643

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
FLEX LNG Ltd. (Norway)  7,506 $ 172,563
Fluor Corp. * 44,178 1,582,456
Forward Air Corp. * 6,484 130,264
Franklin Electric Co., Inc. 11,425 1,072,579
Frontdoor, Inc. * 20,041 769,975
GATX Corp. 9,225 1,432,366
Genco Shipping & Trading Ltd. 10,786 144,101
Gencor Industries, Inc. * 3,054 37,137
Gibraltar Industries, Inc. * 7,944 465,995
Golden Ocean Group Ltd. (Norway)  31,985 255,240
GoPro, Inc. Class A * 36,282 24,051
Gorman-Rupp Co. 5,410 189,891
GrafTech International Ltd. * 66,534 58,177
Graham Corp. * 2,464 71,012
Granite Construction, Inc. 11,319 853,453
Great Lakes Dredge & Dock Corp. * 16,743 145,664
Greenbrier Cos., Inc. 8,090 414,370
Greif, Inc. Class A  6,524 358,755
Greif, Inc. Class B  1,362 80,739
Griffon Corp. 10,116 723,294
Heartland Express, Inc. 11,316 104,334
Helios Technologies, Inc. 8,694 278,990
Hillenbrand, Inc. 18,362 443,259
Hillman Solutions Corp. * 51,313 451,041
Himalaya Shipping Ltd. * (Bermuda)  8,294 45,451
Hub Group, Inc. Class A  15,453 574,388
Hyster-Yale, Inc. 3,014 125,202
Ichor Holdings Ltd. * 8,702 196,752
IES Holdings, Inc. * 2,167 357,793
Insteel Industries, Inc. 4,538 119,349
International Seaways, Inc. 10,609 352,219
Intuitive Machines, Inc. * 10,850 80,833
Itron, Inc. * 11,681 1,223,702
Janus International Group, Inc. * 34,720 249,984
JBT Marel Corp. 12,159 1,485,830
JELD-WEN Holding, Inc. * 22,395 133,698
Joby Aviation, Inc. * 112,362 676,419
Kadant, Inc. 2,992 1,008,035
Karat Packaging, Inc. 2,095 55,685
Kennametal, Inc. 19,737 420,398
Kimball Electronics, Inc. * 5,998 98,667
Knife River Corp. * 14,658 1,322,298
Knowles Corp. * 22,282 338,686
Kratos Defense & Security Solutions, Inc. * 38,248 1,135,583
L.B. Foster Co. Class A * 1,888 37,156
LanzaTech Global, Inc. * 32,609 7,895
Latham Group, Inc. * 9,475 60,924
Leonardo DRS, Inc. * 18,994 624,523
Limbach Holdings, Inc. * 2,713 202,037
Lindsay Corp. 2,811 355,648
LSB Industries, Inc. * 13,777 90,790
LSI Industries, Inc. 7,491 127,347
Luxfer Holdings PLC (United Kingdom)  7,115 84,384
Manitowoc Co., Inc. * 9,869 84,775
Marten Transport Ltd. 15,158 207,968
Masterbrand, Inc. * 33,134 432,730
Materion Corp. 5,390 439,824
Matson, Inc. 8,473 1,085,984
Mayville Engineering Co., Inc. * 2,749 36,919
Mercury Systems, Inc. * 13,293 572,795
Mesa Laboratories, Inc. 1,256 149,037
Metallus, Inc. * 10,764 143,807
MicroVision, Inc. * 57,622 71,451
Mirion Technologies, Inc. * 53,607 777,302
a Shares Value
Mistras Group, Inc. * 5,187 $ 54,878
Modine Manufacturing Co. * 13,232 1,015,556
Montrose Environmental Group, Inc. * 8,258 117,759
Moog, Inc. Class A  7,217 1,251,067
Mueller Industries, Inc. 28,804 2,193,137
Mueller Water Products, Inc. Class A  39,801 1,011,741
Myers Industries, Inc. 9,354 111,593
MYR Group, Inc. * 4,146 468,871
NANO Nuclear Energy, Inc. * 6,330 167,492
Napco Security Technologies, Inc. 8,649 199,100
National Presto Industries, Inc. 1,277 112,261
Net Power, Inc. * 6,017 15,825
NEXTracker, Inc. Class A * 37,094 1,563,141
NL Industries, Inc. 2,103 16,614
nLight, Inc. * 11,861 92,160
NN, Inc. * 13,771 31,122
Nordic American Tankers Ltd. 49,947 122,870
Northwest Pipe Co. * 2,663 109,982
Novanta, Inc. * 9,108 1,164,640
NuScale Power Corp. * 23,331 330,367
NV5 Global, Inc. * 14,717 283,597
NVE Corp. 1,055 67,246
O-I Glass, Inc. * 40,474 464,237
Olympic Steel, Inc. 2,848 89,769
Omega Flex, Inc. 916 31,858
Orion Group Holdings, Inc. * 9,174 47,980
OSI Systems, Inc. * 4,108 798,349
Pactiv Evergreen, Inc. 10,519 189,447
PAMT Corp. * 2,014 24,450
Pangaea Logistics Solutions Ltd. 8,909 42,407
Park Aerospace Corp. 5,378 72,334
Park-Ohio Holdings Corp. 2,241 48,406
Perma-Fix Environmental Services, Inc. * 3,742 27,204
Plexus Corp. * 6,932 888,197
Powell Industries, Inc. 2,455 418,160
Primoris Services Corp. 13,808 792,717
Proficient Auto Logistics, Inc. * 4,276 35,790
Proto Labs, Inc. * 6,170 216,197
Pure Cycle Corp. * 5,726 59,951
PureCycle Technologies, Inc. * 32,775 226,803
Quest Resource Holding Corp. * 4,497 11,692
Radiant Logistics, Inc. * 8,070 49,631
Ranpak Holdings Corp. * 12,728 68,986
Redwire Corp. * 5,396 44,733
Rocket Lab USA, Inc. * 90,993 1,626,955
RXO, Inc. * 41,246 787,799
Ryerson Holding Corp. 6,658 152,868
Safe Bulkers, Inc. (Monaco)  13,588 50,140
Sanmina Corp. * 13,863 1,056,083
Scorpio Tankers, Inc. (Monaco)  11,379 427,623
SFL Corp. Ltd. (Norway)  33,140 271,748
Sight Sciences, Inc. * 10,444 25,066
SmartRent, Inc. * 45,179 54,667
Smith & Wesson Brands, Inc. 10,484 97,711
Smith-Midland Corp. * 1,297 40,298
Southland Holdings, Inc. * 2,263 6,766
SPX Technologies, Inc. * 11,587 1,492,174
Standard BioTools, Inc. * 76,552 82,676
Standex International Corp. 2,947 475,616
Sterling Infrastructure, Inc. * 7,615 862,094
Stoneridge, Inc. * 8,527 39,139
Sturm Ruger & Co., Inc. 4,047 159,007
Taylor Devices, Inc. * 649 20,943
Tecnoglass, Inc. 5,644 403,828

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Teekay Corp. Ltd. * (Bermuda)  13,900 $ 91,323
Teekay Tankers Ltd. Class A (Canada)  6,298 241,024
Tennant Co. 4,909 391,493
Terex Corp. 16,997 642,147
Thermon Group Holdings, Inc. * 8,507 236,920
Tredegar Corp. * 7,911 60,915
TriMas Corp. 10,553 247,257
Trinity Industries, Inc. 20,771 582,834
Triumph Group, Inc. * 19,242 487,592
TTM Technologies, Inc. * 25,875 530,696
Turtle Beach Corp. * 4,515 64,429
Tutor Perini Corp. * 11,408 264,437
Twin Disc, Inc. 3,148 23,830
UFP Industries, Inc. 15,453 1,654,089
Ultralife Corp. * 2,862 15,398
Universal Logistics Holdings, Inc. 1,899 49,830
Vicor Corp. * 5,941 277,920
Virgin Galactic Holdings, Inc. * 5,212 15,792
VirTra, Inc. * 3,218 13,097
Vishay Intertechnology, Inc. 32,126 510,803
Watts Water Technologies, Inc. Class A  7,033 1,434,169
Werner Enterprises, Inc. 16,173 473,869
Willis Lease Finance Corp. 761 120,215
World Kinect Corp. 14,405 408,526
Worthington Enterprises, Inc. 8,240 412,742
Worthington Steel, Inc. 8,540 216,318
Xometry, Inc. Class A * 11,052 275,416
Zurn Elkay Water Solutions Corp. 36,647 1,208,618
96,307,529
Technology - 9.0%
spacing
3D Systems Corp. * 31,110 65,953
8x8, Inc. * 32,719 65,438
ACI Worldwide, Inc. * 27,314 1,494,349
ACM Research, Inc. Class A * 13,387 312,453
ACV Auctions, Inc. Class A * 37,390 526,825
Adeia, Inc. 28,810 380,868
Aehr Test Systems * 7,518 54,806
Agilysys, Inc. * 5,928 430,017
Airship AI Holdings, Inc. * 4,331 16,718
Alignment Healthcare, Inc. * 26,185 487,565
Alkami Technology, Inc. * 15,662 411,128
Alpha & Omega Semiconductor Ltd. * 6,192 153,933
Ambarella, Inc. * 9,946 500,582
Amplitude, Inc. Class A * 19,519 198,899
Appian Corp. Class A * 10,543 303,744
Arteris, Inc. * 8,223 56,821
Asana, Inc. Class A * 21,033 306,451
ASGN, Inc. * 11,129 701,350
Asure Software, Inc. * 7,039 67,222
AvePoint, Inc. * 33,420 482,585
AvidXchange Holdings, Inc. * 45,680 387,366
Axcelis Technologies, Inc. * 8,539 424,132
Bandwidth, Inc. Class A * 6,845 89,669
BigBear.ai Holdings, Inc. * 25,077 71,720
BigCommerce Holdings, Inc. * 18,263 105,195
Blackbaud, Inc. * 10,074 625,092
BlackLine, Inc. * 15,129 732,546
Blend Labs, Inc. Class A * 60,598 203,003
Box, Inc. Class A * 36,084 1,113,552
Braze, Inc. Class A * 17,116 617,545
C3.ai, Inc. Class A * 29,010 610,661
Cantaloupe, Inc. * 14,420 113,485
Cerence, Inc. * 11,241 88,804
a Shares Value
CEVA, Inc. * 5,742 $ 147,053
Clear Secure, Inc. Class A  23,050 597,225
Clearwater Analytics Holdings, Inc.
Class A * 48,170 1,290,956
Climb Global Solutions, Inc. 1,077 119,289
Cohu, Inc. * 12,035 177,035
Commvault Systems, Inc. * 11,222 1,770,383
Conduent, Inc. * 41,733 112,679
Consensus Cloud Solutions, Inc. * 4,281 98,805
Corsair Gaming, Inc. * 11,410 101,093
Cricut, Inc. Class A  12,594 64,859
CS Disco, Inc. * 7,172 29,333
CSG Systems International, Inc. 7,577 458,181
D-Wave Quantum, Inc. * (Canada)  47,088 357,869
Daily Journal Corp. * 365 145,160
Definitive Healthcare Corp. * 15,307 44,237
Diebold Nixdorf, Inc. * 6,733 294,367
Digi International, Inc. * 9,401 261,630
Digimarc Corp. * 3,901 50,011
Digital Turbine, Inc. * 26,705 72,504
DigitalOcean Holdings, Inc. * 17,172 573,373
Diodes, Inc. * 11,600 500,772
Domo, Inc. Class B * 8,871 68,839
Donnelley Financial Solutions, Inc. * 7,209 315,105
E2open Parent Holdings, Inc. * 52,540 105,080
eGain Corp. * 5,873 28,484
Enfusion, Inc. Class A * 12,680 141,382
EverCommerce, Inc. * 6,233 62,829
Everspin Technologies, Inc. * 5,712 29,131
Evolent Health, Inc. Class A * 30,176 285,767
ExlService Holdings, Inc. * 40,781 1,925,271
Fastly, Inc. Class A * 33,757 213,682
FormFactor, Inc. * 19,858 561,783
Freshworks, Inc. Class A * 52,723 743,922
GCT Semiconductor Holding, Inc. * 4,039 6,624
GigaCloud Technology, Inc. Class A * (Hong
Kong)  6,028 85,598
Golden Matrix Group, Inc. * 8,558 16,859
Grid Dynamics Holdings, Inc. * 16,287 254,892
Health Catalyst, Inc. * 16,301 73,844
I3 Verticals, Inc. Class A * 6,300 155,421
IBEX Holdings Ltd. * 2,665 64,893
Ibotta, Inc. Class A * 3,997 168,673
Immersion Corp. 9,223 69,910
Impinj, Inc. * 5,816 527,511
Innodata, Inc. * 7,154 256,829
Insight Enterprises, Inc. * 6,978 1,046,630
Inspired Entertainment, Inc. * 5,923 50,582
Intapp, Inc. * 13,643 796,478
Integral Ad Science Holding Corp. * 18,927 152,552
IonQ, Inc. * 52,689 1,162,846
Jamf Holding Corp. * 21,320 259,038
Kaltura, Inc. * 21,908 41,187
Kulicke & Soffa Industries, Inc. (Singapore)  13,183 434,775
Life360, Inc. * 2,685 103,077
Logility Supply Chain Solutions, Inc. Class A  7,634 108,861
Maximus, Inc. 14,703 1,002,598
MaxLinear, Inc. * 20,891 226,876
Meridianlink, Inc. * 8,195 151,853
Mitek Systems, Inc. * 11,530 95,122
N-able, Inc. * 17,817 126,323
Navitas Semiconductor Corp. * 30,463 62,449
NCR Atleos Corp. * 18,387 485,049
NCR Voyix Corp. * 38,236 372,801

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
NetScout Systems, Inc. * 18,299 $ 384,462
NextNav, Inc. * 21,236 258,442
Olo, Inc. Class A * 27,454 165,822
ON24, Inc. * 5,600 29,120
OneSpan, Inc. * 9,612 146,583
Ouster, Inc. * 12,434 111,657
Outbrain, Inc. * 11,464 42,761
Pagaya Technologies Ltd. Class A * 8,970 94,006
PagerDuty, Inc. * 22,474 410,600
PAR Technology Corp. * 8,685 532,738
PDF Solutions, Inc. * 8,091 154,619
Penguin Solutions, Inc. * 13,691 237,813
Photronics, Inc. * 15,432 320,368
Phreesia, Inc. * 14,450 369,342
Pitney Bowes, Inc. 36,855 333,538
Planet Labs PBC * 55,785 188,553
PlayAGS, Inc. * 9,224 111,703
Playstudios, Inc. * 22,189 28,180
Porch Group, Inc. * 19,222 140,128
Power Integrations, Inc. 14,458 730,129
Privia Health Group, Inc. * 26,659 598,495
Progress Software Corp. 11,166 575,161
PROS Holdings, Inc. * 11,885 226,172
PubMatic, Inc. Class A * 10,931 99,909
Qualys, Inc. * 9,476 1,193,313
QuickLogic Corp. * 3,999 20,435
Rackspace Technology, Inc. * 14,201 24,000
Rambus, Inc. * 27,366 1,416,875
Rapid7, Inc. * 16,168 428,614
Red Violet, Inc. * 2,951 110,928
Rekor Systems, Inc. * 21,303 18,889
ReposiTrak, Inc. 3,386 68,634
Richardson Electronics Ltd. 3,114 34,752
Rigetti Computing, Inc. * 48,749 386,092
Rimini Street, Inc. * 11,582 40,305
Sapiens International Corp. NV (Israel)  8,068 218,562
Schrodinger, Inc. * 14,506 286,348
SEMrush Holdings, Inc. Class A * 10,408 97,107
Semtech Corp. * 19,083 656,455
Silicon Laboratories, Inc. * 8,255 929,265
Silvaco Group, Inc. * 1,766 8,053
Simulations Plus, Inc. 3,956 97,001
SiTime Corp. * 4,822 737,139
SkyWater Technology, Inc. * 6,435 45,624
SolarWinds Corp. 13,716 252,786
SoundHound AI, Inc. Class A * 83,570 678,588
Sprout Social, Inc. Class A * 12,910 283,891
SPS Commerce, Inc. * 9,758 1,295,179
Synaptics, Inc. * 10,213 650,772
System1, Inc. * 16,936 6,458
Talkspace, Inc. * 29,939 76,644
Telos Corp. * 10,745 25,573
Tenable Holdings, Inc. * 30,709 1,074,201
TTEC Holdings, Inc. 5,453 17,940
Ultra Clean Holdings, Inc. * 11,677 250,005
Unisys Corp. * 16,111 73,949
V2X, Inc. * 4,252 208,561
Varonis Systems, Inc. * 28,163 1,139,193
Veeco Instruments, Inc. * 14,557 292,305
Verint Systems, Inc. * 16,103 287,439
Vertex, Inc. Class A * 14,373 503,199
Viant Technology, Inc. Class A * 4,212 52,271
Vimeo, Inc. * 38,043 200,106
Vishay Precision Group, Inc. * 3,263 78,606
a Shares Value
Waystar Holding Corp. * 20,308 $ 758,707
Weave Communications, Inc. * 10,234 113,495
WM Technology, Inc. * 24,471 27,652
WNS Holdings Ltd. * (India)  11,012 677,128
Workiva, Inc. * 13,176 1,000,190
Xerox Holdings Corp. 30,574 147,672
Yext, Inc. * 26,912 165,778
Zeta Global Holdings Corp. Class A * 45,750 620,370
56,376,067
Utilities - 3.1%
spacing
ALLETE, Inc. 15,079 990,690
Altus Power, Inc. * 18,796 93,040
Ameresco, Inc. Class A * 8,427 101,798
American States Water Co. 9,634 758,003
Avista Corp. 20,305 850,170
Black Hills Corp. 18,638 1,130,395
Brookfield Infrastructure Corp.
Class A (Canada)  30,933 1,119,465
California Water Service Group 15,032 728,451
Chesapeake Utilities Corp. 5,796 744,380
Consolidated Water Co. Ltd. 3,900 95,511
Genie Energy Ltd. Class B  2,609 39,266
Global Water Resources, Inc. 2,358 24,311
Hawaiian Electric Industries, Inc. * 45,167 494,579
MGE Energy, Inc. 9,344 868,618
Middlesex Water Co. 4,557 292,104
New Jersey Resources Corp. 25,732 1,262,412
Northwest Natural Holding Co. 10,421 445,185
Northwestern Energy Group, Inc. 15,823 915,677
ONE Gas, Inc. 14,563 1,100,817
Ormat Technologies, Inc. 14,833 1,049,732
Otter Tail Corp. 10,728 862,209
Portland General Electric Co. 26,850 1,197,510
RGC Resources, Inc. 2,124 44,328
SJW Group 8,378 458,193
Southwest Gas Holdings, Inc. 15,741 1,130,204
Spire, Inc. 14,734 1,152,936
TXNM Energy, Inc. 23,192 1,240,308
Unitil Corp. 4,071 234,856
York Water Co. 3,296 114,305
19,539,453
Total Common Stocks
    (Cost $568,662,200) 618,778,801
TOTAL INVESTMENTS - 98.6%
(Cost $568,677,584) 618,808,831
DERIVATIVES - (0.0%) (156,379)
OTHER ASSETS & LIABILITIES, NET - 1.4% 8,862,554
NET ASSETS - 100.0% $ 627,515,006

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, investments with a total aggregate value of $26,603 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of March 31, 2025, restricted securities were as follows:
(c) As of March 31, 2025, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Issuer and Acquisition Date Cost Value
Value as a % of
Net Assets
Scilex Holding Co. Acq 03/05/21 $192,937 $4,575 0.0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 06/25 80 $ 8,264,779 $ 8,108,400 ( $ 156,379 )
a
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights
Consumer, Non-Cyclical $ 28,740 $ – $ 2,358 $ 26,382
Utilities 221 – – 221
Total Rights 28,961 – 2,358 26,603
Warrants 1,069 – 1,069 –
Common Stocks
Basic Materials 19,588,197 19,588,197 – –
Communications 25,232,455 25,232,455 – –
Consumer, Cyclical 65,035,588 65,035,588 – –
Consumer, Non-Cyclical 146,243,780 146,239,205 4,575 –
Energy 30,064,118 30,064,118 – –
Financial 160,391,614 160,391,614 – –
Industrial 96,307,529 96,307,529 – –
Technology 56,376,067 56,376,067 – –
Utilities 19,539,453 19,539,453 – –
Total Common Stocks 618,778,801 618,774,226 4,575 –
Total Assets 618,808,831 618,774,226 8,002 26,603
Liabilities Derivatives:
Equity Contracts
Futures (156,379) (156,379) – –
Total Liabilities (156,379) (156,379) – –
Total $ 618,652,452 $ 618,617,847 $ 8,002 $ 26,603

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 53.8%
Basic Materials - 0.8%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 360,000 $ 343,684
6.415% due 07/15/27  26,000 26,447
Glencore Funding LLC (Australia)
due 04/01/28 # ~ 61,000 61,264
Mosaic Co.
4.050% due 11/15/27  310,000 305,864
737,259
Communications - 1.9%
AT&T, Inc.
1.700% due 03/25/26  300,000 291,840
2.950% due 07/15/26  60,000 58,847
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.750% due 02/15/28  360,000 349,029
Discovery Communications LLC
3.950% due 03/20/28  310,000 297,972
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 58,417
3.625% due 12/15/25  300,000 297,392
T-Mobile USA, Inc.
2.625% due 04/15/26  375,000 367,897
1,721,394
Consumer, Cyclical - 3.4%
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,173
5.050% due 07/15/26  300,000 302,246
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 150,000 150,806
Ford Motor Credit Co. LLC
5.800% due 03/05/27  400,000 401,889
5.850% due 05/17/27  500,000 502,757
6.950% due 06/10/26  200,000 203,141
General Motors Financial Co., Inc.
1.500% due 06/10/26  300,000 288,511
2.350% due 02/26/27  300,000 286,399
4.350% due 01/17/27  300,000 297,359
5.400% due 05/08/27  80,000 80,793
6.000% due 01/09/28  80,000 82,074
Hyundai Capital America
2.750% due 09/27/26 ~ 260,000 252,903
5.650% due 06/26/26 ~ 80,000 80,891
Ross Stores, Inc.
0.875% due 04/15/26  60,000 57,815
3,046,757
Consumer, Non-Cyclical - 4.7%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  360,000 353,254
4.700% due 04/02/27  100,000 100,183
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  380,000 369,144
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 250,000 254,730
Centene Corp.
4.250% due 12/15/27  360,000 351,564
a
Principal
Amount Value
Cigna Group
3.400% due 03/01/27  $ 380,000 $ 372,758
CVS Health Corp.
1.300% due 08/21/27  330,000 304,800
2.875% due 06/01/26  80,000 78,407
6.250% due 06/01/27  300,000 310,053
HCA, Inc.
3.125% due 03/15/27  260,000 252,595
4.500% due 02/15/27  280,000 279,142
5.200% due 06/01/28  80,000 80,998
Humana, Inc.
1.350% due 02/03/27  20,000 18,845
3.950% due 03/15/27  300,000 295,992
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
2.500% due 01/15/27  60,000 57,736
5.125% due 02/01/28  380,000 384,099
Mars, Inc.
4.450% due 03/01/27 ~ 120,000 120,264
4.600% due 03/01/28 ~ 204,000 204,859
4,189,423
Energy - 4.8%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  260,000 255,901
5.000% due 12/15/29 ~ 21,000 20,997
DCP Midstream Operating LP
5.625% due 07/15/27  174,000 176,945
Diamondback Energy, Inc.
5.200% due 04/18/27  360,000 364,507
Enbridge, Inc. (Canada)
5.300% due 04/05/29  340,000 346,491
5.900% due 11/15/26  300,000 306,121
Energy Transfer LP
6.050% due 12/01/26  60,000 61,326
EQT Corp.
3.125% due 05/15/26 ~ 80,000 78,605
3.900% due 10/01/27  269,000 264,259
Hess Corp.
4.300% due 04/01/27  380,000 378,173
MPLX LP
1.750% due 03/01/26  400,000 389,623
Northwest Pipeline LLC
4.000% due 04/01/27  80,000 79,129
Occidental Petroleum Corp.
5.000% due 08/01/27  300,000 301,237
ONEOK, Inc.
4.000% due 07/13/27  300,000 296,396
4.250% due 09/24/27  320,000 317,239
Plains All American Pipeline LP/PAA
Finance Corp.
4.500% due 12/15/26  300,000 299,884
Western Midstream Operating LP
4.650% due 07/01/26  80,000 79,972
Williams Cos., Inc.
5.400% due 03/02/26  300,000 302,157
4,318,962
Financial - 32.3%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 300,000 306,861
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  150,000 146,497

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.650% due 07/21/27  $ 400,000 $ 390,762
4.625% due 10/15/27  500,000 498,072
6.450% due 04/15/27  150,000 154,893
Ally Financial, Inc.
4.750% due 06/09/27  380,000 379,875
7.100% due 11/15/27  130,000 136,905
American Express Co.
5.098% due 02/16/28  340,000 344,157
5.389% due 07/28/27  40,000 40,433
6.338% due 10/30/26  300,000 302,933
American Tower Corp.
3.600% due 01/15/28  340,000 331,165
Aon North America, Inc.
5.125% due 03/01/27  300,000 303,314
ARES Capital Corp.
2.150% due 07/15/26  320,000 308,714
Ares Strategic Income Fund
5.700% due 03/15/28 ~ 60,000 60,016
Arthur J Gallagher & Co.
4.600% due 12/15/27  166,000 166,411
Athene Global Funding
1.608% due 06/29/26 ~ 300,000 289,335
5.516% due 03/25/27 ~ 420,000 427,070
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 97,655
4.950% due 01/15/28 ~ 274,000 272,931
6.375% due 05/04/28 ~ 300,000 310,546
Bank of America Corp.
1.658% due 03/11/27  380,000 369,719
3.559% due 04/23/27  60,000 59,361
3.824% due 01/20/28  380,000 375,312
4.948% due 07/22/28  80,000 80,655
5.819% due 09/15/29  240,000 248,763
5.933% due 09/15/27  560,000 571,079
Bank of Montreal (Canada)
4.567% due 09/10/27  420,000 420,294
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  420,000 418,115
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 192,337
5.501% due 08/09/28  300,000 304,514
5.829% due 05/09/27  700,000 708,667
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 57,839
7.300% due 11/27/28  270,000 285,668
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 300,000 289,573
Canadian Imperial Bank of Commerce
(Canada)
5.926% due 10/02/26  60,000 61,225
Capital One Financial Corp.
1.878% due 11/02/27  260,000 248,787
5.468% due 02/01/29  240,000 244,070
7.149% due 10/29/27  270,000 279,912
Citigroup, Inc.
1.122% due 01/28/27  380,000 369,134
1.462% due 06/09/27  480,000 462,454
Corebridge Financial, Inc.
3.650% due 04/05/27  260,000 255,508
Corebridge Global Funding
5.750% due 07/02/26 ~ 360,000 365,447
Crown Castle, Inc.
1.050% due 07/15/26  300,000 286,033
a
Principal
Amount Value
4.000% due 03/01/27  $ 60,000 $ 59,198
Danske Bank AS (Denmark)
4.298% due 04/01/28 ~ 230,000 228,392
5.427% due 03/01/28 ~ 500,000 508,462
Deutsche Bank AG (Germany)
2.552% due 01/07/28  300,000 288,642
5.706% due 02/08/28  450,000 456,977
7.146% due 07/13/27  150,000 154,229
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 57,648
1.400% due 08/27/27 ~ 60,000 55,743
4.875% due 11/19/27 ~ 300,000 301,776
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 151,000 152,751
Goldman Sachs Bank USA
5.283% due 03/18/27  360,000 362,348
Goldman Sachs Group, Inc.
1.948% due 10/21/27  260,000 249,441
2.640% due 02/24/28  60,000 57,934
HPS Corporate Lending Fund
5.450% due 01/14/28 ~ 250,000 250,156
HSBC Holdings PLC (United Kingdom)
5.887% due 08/14/27  200,000 203,196
7.390% due 11/03/28  500,000 531,483
Huntington Bancshares, Inc.
4.443% due 08/04/28  130,000 129,141
Huntington National Bank
5.093% (SOFR + 0.720%)
due 04/12/28 § 250,000 249,689
ING Groep NV (Netherlands)
4.858% due 03/25/29  200,000 200,783
Jackson Financial, Inc.
5.170% due 06/08/27  120,000 121,029
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 237,000 238,089
5.324% (SOFR + 0.970%)
due 01/14/28 ~ § 300,000 302,520
JPMorgan Chase & Co.
1.470% due 09/22/27  80,000 76,538
1.578% due 04/22/27  380,000 368,552
2.069% due 06/01/29  370,000 342,641
2.182% due 06/01/28  380,000 361,714
5.012% due 01/23/30  380,000 384,304
Lloyds Banking Group PLC (United
Kingdom)
5.462% due 01/05/28  200,000 202,632
5.985% due 08/07/27  500,000 508,335
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  400,000 385,220
5.414% due 09/13/28  300,000 305,898
Morgan Stanley
1.512% due 07/20/27  390,000 374,976
1.593% due 05/04/27  280,000 271,205
3.591% due 07/22/28 § 280,000 273,079
3.772% due 01/24/29  380,000 371,775
5.656% due 04/18/30  340,000 350,602
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  200,000 193,001
5.516% due 09/30/28  300,000 305,545
NatWest Markets PLC (United Kingdom)
5.416% due 05/17/27 ~ 300,000 305,695
PNC Financial Services Group, Inc.
5.300% due 01/21/28  460,000 466,428

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.615% due 10/20/27  $ 400,000 $ 412,338
Royal Bank of Canada (Canada)
5.069% due 07/23/27  380,000 382,372
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 220,000 222,695
Santander Holdings USA, Inc.
3.244% due 10/05/26  40,000 39,095
Societe Generale SA (France)
5.500% due 04/13/29 ~ 200,000 202,792
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  300,000 297,992
4.568% due 12/17/26  109,000 109,193
5.264% due 12/11/26  40,000 40,550
5.532% due 07/17/26  40,000 40,534
Truist Financial Corp.
1.125% due 08/03/27  300,000 278,236
1.267% due 03/02/27  54,000 52,364
4.873% due 01/26/29  60,000 60,357
5.435% due 01/24/30  80,000 81,672
6.047% due 06/08/27  430,000 437,281
U.S. Bancorp
3.100% due 04/27/26  50,000 49,282
6.787% due 10/26/27  360,000 372,062
UBS AG (Switzerland)
5.000% due 07/09/27  300,000 303,497
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 194,677
1.494% due 08/10/27 ~ 250,000 239,561
VICI Properties LP
due 04/01/28 # 15,000 15,040
4.750% due 02/15/28  340,000 340,242
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 40,000 39,590
Wells Fargo & Co.
2.393% due 06/02/28  380,000 362,739
3.196% due 06/17/27  380,000 373,946
4.900% due 01/24/28  203,000 204,180
5.707% due 04/22/28  80,000 81,757
6.303% due 10/23/29  360,000 378,641
Western Union Co.
1.350% due 03/15/26  60,000 58,045
28,901,508
Industrial - 1.6%
Boeing Co.
2.196% due 02/04/26  300,000 293,578
6.259% due 05/01/27  70,000 72,038
CNH Industrial Capital LLC
1.450% due 07/15/26  360,000 346,329
4.500% due 10/08/27  300,000 298,674
Ingersoll Rand, Inc.
5.197% due 06/15/27  360,000 365,130
1,375,749
Technology - 1.7%
Broadcom, Inc.
4.150% due 02/15/28  40,000 39,670
5.050% due 07/12/27  340,000 344,351
Dell International LLC/EMC Corp.
due 04/01/28 # 150,000 150,720
4.900% due 10/01/26  60,000 60,247
6.020% due 06/15/26  360,000 364,700
Micron Technology, Inc.
5.327% due 02/06/29  140,000 142,109
a
Principal
Amount Value
6.750% due 11/01/29  $ 90,000 $ 96,587
VMware LLC
1.400% due 08/15/26  340,000 325,688
1,524,072
Utilities - 2.6%
AES Corp.
1.375% due 01/15/26  60,000 58,362
5.450% due 06/01/28  360,000 366,357
CenterPoint Energy, Inc.
5.250% due 08/10/26  60,000 60,565
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 59,264
Dominion Energy, Inc.
2.850% due 08/15/26  60,000 58,646
Exelon Corp.
2.750% due 03/15/27  360,000 348,532
FirstEnergy Corp.
3.900% due 07/15/27  300,000 295,068
NiSource, Inc.
5.250% due 03/30/28  360,000 366,342
Pacific Gas & Electric Co.
2.100% due 08/01/27  300,000 281,481
5.450% due 06/15/27  100,000 101,046
Southern Co.
5.500% due 03/15/29  40,000 41,264
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 318,000 319,236
2,356,163
Total Corporate Bonds & Notes
    (Cost $48,046,114) 48,171,287
MORTGAGE-BACKED SECURITIES - 4.5%
Collateralized Mortgage Obligations - Commercial - 4.4%
Benchmark Mortgage Trust
3.042% due 08/15/52  184,673 178,807
BLP Commercial Mortgage Trust
5.661% (SOFR + 1.342%)
due 03/15/41 ~ § 94,883 94,822
BX Commercial Mortgage Trust
5.104% (SOFR + 0.784%)
due 06/15/38 ~ § 205,157 204,453
5.612% (SOFR + 1.293%)
due 12/15/39 ~ § 143,470 143,313
5.711% (SOFR + 1.392%)
due 03/15/41 ~ § 289,676 290,460
5.761% (SOFR + 1.442%)
due 02/15/39 ~ § 100,117 100,305
5.763% (SOFR + 1.443%)
due 04/15/40 ~ § 135,000 135,128
BX Trust
5.069% (SOFR + 0.750%)
due 10/15/26 ~ § 96,963 96,458
5.469% (SOFR + 1.150%)
due 02/15/35 ~ § 101,000 99,892
5.713% (SOFR + 1.393%)
due 03/15/30 ~ § 29,000 28,866
5.810% (SOFR + 1.491%)
due 04/15/37 ~ § 87,441 87,504
DTP Commercial Mortgage Trust
5.454% due 01/15/41 ~ § 100,000 102,211

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ELP Commercial Mortgage Trust
5.135% (SOFR + 0.815%)
due 11/15/38 ~ § $ 346,597 $ 345,240
Extended Stay America Trust
5.513% (SOFR + 1.194%)
due 07/15/38 ~ § 129,923 129,887
GS Mortgage Securities Trust
4.106% due 07/10/51 § 104,251 103,211
JPMDB Commercial Mortgage Securities
Trust
3.492% due 03/15/50  105,494 104,208
Morgan Stanley Capital I Trust
1.925% due 07/15/53  300,000 275,744
SREIT Trust
5.164% (SOFR + 0.845%)
due 11/15/38 ~ § 176,141 175,124
5.513% (SOFR + 1.194%)
due 11/15/38 ~ § 88,070 87,574
TCO Commercial Mortgage Trust
5.562% (SOFR + 1.243%)
due 12/15/39 ~ § 100,000 99,885
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  306,566 300,250
3.063% due 12/15/52  54,933 53,231
3.615% due 12/15/49  334,632 331,166
3.933% due 03/15/52  274,068 270,713
5.270% due 03/15/38 ~ § 100,000 99,872
3,938,324
Collateralized Mortgage Obligations - Residential - 0.1%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 100,000 97,276
Total Mortgage-Backed Securities
    (Cost $4,029,763) 4,035,600
ASSET-BACKED SECURITIES - 15.1%
Automobile Other - 1.3%
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ 100,000 100,104
4.910% due 03/15/30 ~ 145,000 145,212
5.099% (SOFR + 0.750%)
due 03/15/29 ~ § 125,000 125,374
5.499% (SOFR + 1.150%)
due 06/15/28 ~ § 494,000 497,645
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  195,000 196,236
Securitized Term Auto Receivables Trust
(Canada)
5.038% due 07/25/31 ~ 22,573 22,695
5.185% due 07/25/31 ~ 103,836 104,396
1,191,662
Automobile Sequential - 5.3%
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  45,000 45,220
CarMax Auto Owner Trust
4.840% due 01/15/30  10,000 10,112
Carvana Auto Receivables Trust
4.640% due 01/10/30  195,000 195,623
Enterprise Fleet Financing LLC
4.820% due 02/20/29 ~ 145,000 146,274
5.060% due 03/20/31 ~ 150,000 152,817
a
Principal
Amount Value
5.160% due 09/20/30 ~ $ 150,000 $ 152,413
Ford Credit Auto Lease Trust
4.720% due 06/15/28  200,000 201,096
Ford Credit Auto Owner Trust
1.370% due 10/17/33 ~ 150,000 145,298
1.530% due 05/15/34 ~ 150,000 143,187
4.450% due 10/15/29  290,000 291,014
4.610% due 08/15/29  25,000 25,176
Ford Credit Floorplan Master Owner Trust A
5.099% (SOFR + 0.750%)
due 04/15/29 ~ § 425,000 426,892
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  380,000 381,985
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 143,154
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 100,624
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  300,000 301,752
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 130,000 130,927
5.410% due 05/17/27 ~ 125,000 126,152
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  5,000 5,049
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ 388,000 388,877
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  190,000 190,536
4.740% due 01/16/29  60,000 60,258
SFS Auto Receivables Securitization Trust
4.750% due 07/22/30 ~ 280,000 282,265
Toyota Auto Loan Extended Note Trust
1.070% due 02/27/34 ~ 150,000 145,495
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 120,817
Wheels Fleet Lease Funding 1 LLC
4.570% due 01/18/40 ~ 290,000 289,490
World Omni Auto Receivables Trust
4.730% due 03/15/30  165,000 166,878
4,769,381
Credit Card Bullet - 1.2%
American Express Credit Account Master
Trust
4.650% due 07/15/29  180,000 181,633
BA Credit Card Trust
4.790% due 05/15/28  111,000 111,540
Capital One Multi-Asset Execution Trust
2.060% due 08/15/28  95,000 92,178
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 400,000 404,073
5.530% due 05/15/29 ~ 260,000 262,465
1,051,889
Other Asset-Backed Securities - 7.3%
Affirm Asset Securitization Trust
5.220% due 12/17/29 ~ 72,252 72,232
ARES LII CLO Ltd. (Cayman)
5.181% (SOFR + 0.880%)
due 04/22/31 ~ § 250,000 249,605
ARES XLV CLO Ltd. (Cayman)
5.552% (SOFR + 1.250%)
due 10/15/30 ~ § 300,000 300,344

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, open futures contracts outstanding were as follows:
a
Principal
Amount Value
ARES XXXIV CLO Ltd. (Cayman)
5.623% (SOFR + 1.320%)
due 04/17/33 ~ § $ 250,000 $ 250,378
Barings CLO Ltd. (Cayman)
5.490% (SOFR + 1.140%)
due 01/20/36 ~ § 500,000 498,852
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 400,000 400,924
Buckhorn Park CLO Ltd. (Cayman)
5.363% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 249,499
Cedar Funding VI CLO Ltd. (Cayman)
5.605% (SOFR + 1.312%)
due 04/20/34 ~ § 150,000 150,005
Dext ABS LLC
4.590% due 08/16/27 ~ 100,000 100,069
4.770% due 08/15/35 ~ 100,000 100,255
DLLAA LLC
4.950% due 09/20/29 ~ 235,000 238,198
Dllad LLC
5.300% due 07/20/29 ~ 150,000 152,596
Dryden 68 CLO Ltd. (Cayman)
5.402% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 249,104
Flatiron CLO 19 Ltd. (Cayman)
due 11/16/34 # ~ § 290,000 290,000
Hartwick Park CLO Ltd. (Jersey)
5.453% (SOFR + 1.160%)
due 01/20/37 ~ § 250,000 250,361
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 300,000 303,050
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 280,000 282,408
5.260% due 11/15/28 ~ 150,000 152,613
Madison Park Funding XLV Ltd. (Cayman)
5.382% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 249,069
Madison Park Funding XXVII Ltd. (Cayman)
5.217% (SOFR + 0.900%)
due 04/20/38 ~ § 300,000 299,988
Palmer Square Loan Funding Ltd. (Cayman)
5.402% (SOFR + 1.100%)
due 04/15/31 ~ § 258,638 258,531
5.702% (SOFR + 1.400%)
due 04/15/31 ~ § 263,000 263,424
a
Principal
Amount Value
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ $ 50,000 $ 50,171
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 100,000 100,330
Valley Stream Park CLO Ltd. (Jersey)
5.483% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 249,491
Verizon Master Trust
4.620% due 11/20/30  250,000 251,989
4.710% due 01/21/31  230,000 232,174
Voya CLO Ltd. (Cayman)
5.280% (SOFR + 1.000%)
due 01/20/38 ~ § 250,000 249,136
6,494,796
Total Asset-Backed Securities
    (Cost $13,463,959) 13,507,728
U.S. TREASURY OBLIGATIONS - 11.1%
U.S. Treasury Notes - 11.1%
3.500% due 09/30/26 ‡ 4,950,000 4,917,806
4.250% due 03/15/27 ‡ 4,950,000 4,981,807
9,899,613
Total U.S. Treasury Obligations
    (Cost $9,869,064) 9,899,613
SHORT-TERM INVESTMENTS - 17.0%
U.S. Treasury Bills - 17.0%
4.311% due 06/26/25  7,700,000 7,622,928
4.324% due 07/22/25 ‡ 7,700,000 7,599,746
15,222,674
Total Short-Term Investments
(Cost $15,222,622) 15,222,674
TOTAL INVESTMENTS - 101.5%
(Cost $90,631,522) 90,836,902
DERIVATIVES - (2.9%) (2,601,323)
OTHER ASSETS & LIABILITIES, NET - 1.4% 1,273,609
NET ASSETS - 100.0% $ 89,509,188
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 06/25 79 $ 8,173,134 $ 8,007,045 ( $ 166,089 )
a
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 06/25 149 30,669,933 30,868,610 (198,677)
CBOT 5 Year U.S. Treasury Notes 06/25 30 3,189,792 3,244,687 (54,895)
( $ 253,572 )
Total Futures Contracts ( $ 419,661 )

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) As of March 31, 2025, swap agreements outstanding were as follows:
(c) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell 2000 Total Return Index SOFR + 0.680% S BOA 07/15/25 $ 23,225,333 ( $ 661,636 ) $ – ( $ 661,636 )
Russell 2000 Growth Total Return Index SOFR + 0.580% S CIT 07/15/25 4,515,922 (162,164) – (162,164)
Russell 2000 Value Total Return Index SOFR + 0.540% S CIT 07/15/25 17,825,209 (369,120) – (369,120)
Russell 2000 Total Return Index SOFR + 0.970% S BOA 09/16/25 18,089,069 (517,356) – (517,356)
Russell 2000 Total Return Index SOFR + 0.890% S JPM 11/17/25 41,314,402 (1,180,326) – (1,180,326)
( $ 2,890,602 ) $ – ( $ 2,890,602 )
Total Return Swaps - Short
Pay Receive
Payment
Frequency
Receive Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell 2000 Growth Total Return Index SOFR + 0.490% S BOA 07/15/25 $ 17,170,430 $ 615,978 $ – $ 615,978
Russell 2000 Value Total Return Index SOFR + 0.490% S BRC 07/15/25 4,493,473 92,962 – 92,962
$ 708,940 $ – $ 708,940
Total Return Swaps ( $ 2,181,662 ) $ – ( $ 2,181,662 )
Total Swap Agreements ( $ 2,181,662 ) $ – ( $ 2,181,662 )
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 48,171,287 $ – $ 48,171,287 $ –
Mortgage-Backed Securities 4,035,600 – 4,035,600 –
Asset-Backed Securities 13,507,728 – 13,507,728 –
U.S. Treasury Obligations 9,899,613 – 9,899,613 –
Short-Term Investments 15,222,674 – 15,222,674 –
Derivatives:
Equity Contracts
Swaps 708,940 – 708,940 –
Total Assets 91,545,842 – 91,545,842 –
Liabilities Derivatives:
Equity Contracts
Futures (166,089) (166,089) – –
Swaps (2,890,602) – (2,890,602) –
Total Equity Contracts (3,056,691) (166,089) (2,890,602) –
Interest Rate Contracts
Futures (253,572) (253,572) – –
Total Liabilities - Derivatives (3,310,263) (419,661) (2,890,602) –
Total Liabilities (3,310,263) (419,661) (2,890,602) –
Total $ 88,235,579 ( $ 419,661 ) $ 88,655,240 $ –

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.8%
Basic Materials - 4.3%
spacing
AdvanSix, Inc. 16,799 $ 380,497
Ashland, Inc. 11,076 656,696
Cabot Corp. 36,676 3,049,243
Caledonia Mining Corp. PLC (South Africa)  1,425 17,798
Chemours Co. 17,200 232,716
Cleveland-Cliffs, Inc. * 138,710 1,140,196
Commercial Metals Co. 63,610 2,926,696
Compass Minerals International, Inc. * 24,178 224,614
Hawkins, Inc. 765 81,029
Intrepid Potash, Inc. * 2,307 67,803
Kaiser Aluminum Corp. 12,864 779,816
Mativ Holdings, Inc. 42,369 263,959
Mercer International, Inc. (Germany)  25,232 155,177
Minerals Technologies, Inc. 11,009 699,842
NewMarket Corp. 3,519 1,993,337
Oil-Dri Corp. of America 7,306 335,491
Orion SA (Germany)  33,177 428,979
Rayonier Advanced Materials, Inc. * 54,205 311,679
Stepan Co. 13,344 734,454
Sylvamo Corp. 22,125 1,483,924
Tronox Holdings PLC 38,626 271,927
U.S. Lime & Minerals, Inc. 3,780 334,076
16,569,949
Communications - 3.5%
spacing
AMC Networks, Inc. Class A * 8,726 60,035
ATN International, Inc. 2,646 53,740
Aviat Networks, Inc. * 2,729 52,315
Cable One, Inc. 3,507 932,055
Cars.com, Inc. * 40,135 452,321
EchoStar Corp. Class A * 103,141 2,638,347
ePlus, Inc. * 17,530 1,069,856
Frontier Communications Parent, Inc. * 41,946 1,504,184
InterDigital, Inc. 2,285 472,424
Iridium Communications, Inc. 51,814 1,415,558
Lands' End, Inc. * 5,026 51,165
Liberty Global Ltd. Class A * (Belgium)  26,051 299,847
Liberty Global Ltd. Class C * (Belgium)  21,866 261,736
NETGEAR, Inc. * 16,212 396,546
Preformed Line Products Co. 921 129,023
Scholastic Corp. 12,172 229,807
Telephone & Data Systems, Inc. 62,253 2,411,681
U.S. Cellular Corp. * 11,170 772,405
Viasat, Inc. * 24,745 257,843
WideOpenWest, Inc. * 3,961 19,607
13,480,495
Consumer, Cyclical - 20.1%
spacing
Abercrombie & Fitch Co. Class A * 4,297 328,162
Academy Sports & Outdoors, Inc. 49,110 2,239,907
Alaska Air Group, Inc. * 87,450 4,304,289
Allegiant Travel Co. 13,661 705,591
American Axle & Manufacturing Holdings,
Inc. * 77,723 316,333
American Eagle Outfitters, Inc. 118,199 1,373,472
Arhaus, Inc. * 19,026 165,526
BJ's Restaurants, Inc. * 16,024 548,982
BlueLinx Holdings, Inc. * 3,939 295,346
Buckle, Inc. 19,152 733,905
Build-A-Bear Workshop, Inc. 10,899 405,116
a Shares Value
Caleres, Inc. 23,311 $ 401,648
Carter's, Inc. 25,612 1,047,531
Cheesecake Factory, Inc. 34,685 1,687,772
Clarus Corp. 5,690 21,337
Columbia Sportswear Co. 22,362 1,692,580
Commercial Vehicle Group, Inc. * 7,358 8,462
Cracker Barrel Old Country Store, Inc. 17,498 679,272
Crocs, Inc. * 20,137 2,138,549
Daktronics, Inc. * 33,745 411,014
Dana, Inc. 111,016 1,479,843
Destination XL Group, Inc. * 11,514 16,810
Ethan Allen Interiors, Inc. 16,837 466,385
Five Below, Inc. * 41,605 3,117,255
Flexsteel Industries, Inc. 2,986 109,019
Foot Locker, Inc. * 32,121 452,906
Forestar Group, Inc. * 12,107 255,942
Funko, Inc. Class A * 14,017 96,157
G-III Apparel Group Ltd. * 35,699 976,368
Genesco, Inc. * 8,819 187,227
Gentherm, Inc. * 9,913 265,074
Global Industrial Co. 466 10,438
Goodyear Tire & Rubber Co. * 236,358 2,183,948
Guess?, Inc. 16,732 185,223
H&E Equipment Services, Inc. 21,071 1,997,320
Hamilton Beach Brands Holding Co.
Class A  3,135 60,913
Harley-Davidson, Inc. 84,478 2,133,069
Haverty Furniture Cos., Inc. 5,136 101,282
Hooker Furnishings Corp. 3,967 39,829
Hovnanian Enterprises, Inc. Class A * 708 74,135
Hudson Technologies, Inc. * 9,260 57,134
Interface, Inc. 49,083 973,807
JAKKS Pacific, Inc. * 612 15,098
JetBlue Airways Corp. * 208,458 1,004,767
Kewaunee Scientific Corp. * 1,623 63,914
Kohl's Corp. 71,516 585,001
La-Z-Boy, Inc. 25,865 1,011,063
Landsea Homes Corp. * 1,404 9,014
LCI Industries 15,576 1,361,810
Lear Corp. 39,545 3,488,660
Lifetime Brands, Inc. 6,122 30,181
Lovesac Co. * 9,158 166,492
Macy's, Inc. 221,142 2,777,543
Malibu Boats, Inc. Class A * 12,005 368,313
Marcus Corp. 18,859 314,757
MasterCraft Boat Holdings, Inc. * 7,293 125,585
Methode Electronics, Inc. 5,991 38,223
Monarch Casino & Resort, Inc. 8,432 655,588
Motorcar Parts of America, Inc. * 4,371 41,524
Movado Group, Inc. 8,690 145,297
MRC Global, Inc. * 55,140 633,007
Nordstrom, Inc. 70,769 1,730,302
Nu Skin Enterprises, Inc. Class A  22,510 163,423
ODP Corp. * 13,021 186,591
ONE Group Hospitality, Inc. * 7,539 22,542
Oxford Industries, Inc. 10,222 599,725
PC Connection, Inc. 7,418 463,031
Phinia, Inc. 33,916 1,439,056
Playa Hotels & Resorts NV * 73,498 979,728
Polaris, Inc. 16,349 669,328
Potbelly Corp. * 12,166 115,699
PriceSmart, Inc. 15,936 1,399,978
PVH Corp. 37,899 2,449,791
RCI Hospitality Holdings, Inc. 5,957 255,794

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
REV Group, Inc. 33,410 $ 1,055,756
Rocky Brands, Inc. 1,734 30,120
ScanSource, Inc. * 16,776 570,552
Shoe Carnival, Inc. 12,865 282,901
Signet Jewelers Ltd. (NYSE) 29,740 1,726,704
SkyWest, Inc. * 33,413 2,919,294
Standard Motor Products, Inc. 12,986 323,741
Steelcase, Inc. Class A  58,385 639,900
Strattec Security Corp. * 874 34,488
Sun Country Airlines Holdings, Inc. * 38,502 474,345
Super Group SGHC Ltd. (Guernsey)  89,259 574,828
Superior Group of Cos., Inc. 5,735 62,741
Thor Industries, Inc. 34,369 2,605,514
Tile Shop Holdings, Inc. * 9,703 62,875
Titan International, Inc. * 15,899 133,393
Tri Pointe Homes, Inc. * 34,379 1,097,378
Under Armour, Inc. Class A * 143,221 895,131
Under Armour, Inc. Class C * 93,364 555,516
Universal Electronics, Inc. * 3,090 18,911
Urban Outfitters, Inc. * 53,834 2,820,902
Vera Bradley, Inc. * 5,609 12,620
Virco Mfg. Corp. 6,537 61,840
Visteon Corp. * 15,624 1,212,735
YETI Holdings, Inc. * 48,204 1,595,552
77,823,440
Consumer, Non-Cyclical - 11.4%
spacing
ACADIA Pharmaceuticals, Inc. * 82,520 1,370,657
ACCO Brands Corp. 66,886 280,252
Acme United Corp. 1,232 48,800
Alight, Inc. Class A * 292,248 1,733,031
Alkermes PLC * 90,111 2,975,465
Alta Equipment Group, Inc. 8,638 40,512
American Public Education, Inc. * 9,796 218,647
Andersons, Inc. 25,361 1,088,748
B&G Foods, Inc. 35,513 243,974
Bioventus, Inc. Class A * 15,245 139,492
Brookdale Senior Living, Inc. * 29,984 187,700
Cal-Maine Foods, Inc. 32,549 2,958,704
Calavo Growers, Inc. 7,995 191,800
Catalyst Pharmaceuticals, Inc. * 24,644 597,617
Central Garden & Pet Co. * 5,338 195,691
Central Garden & Pet Co. Class A * 35,927 1,175,891
Clarivate PLC * 115,767 454,964
Cross Country Healthcare, Inc. * 7,965 118,599
Darling Ingredients, Inc. * 47,568 1,486,024
DocGo, Inc. * 34,176 90,225
Dole PLC 51,516 744,406
Emergent BioSolutions, Inc. * 55,144 268,000
Ennis, Inc. 10,980 220,588
Fresh Del Monte Produce, Inc. 21,666 667,963
Graham Holdings Co. Class B  522 501,569
Green Dot Corp. Class A * 37,035 312,575
Harmony Biosciences Holdings, Inc. * 30,399 1,008,943
Heidrick & Struggles International, Inc. 7,157 306,534
Herc Holdings, Inc. 19,342 2,597,050
Ingles Markets, Inc. Class A  9,502 618,865
Innoviva, Inc. * 35,904 650,940
Integra LifeSciences Holdings Corp. * 48,517 1,066,889
Joint Corp. * 3,721 46,475
Kelly Services, Inc. Class A  19,645 258,725
Lantheus Holdings, Inc. * 13,455 1,313,208
Lifeway Foods, Inc. * 2,518 61,565
Lincoln Educational Services Corp. * 12,384 196,534
a Shares Value
Medifast, Inc. * 1,999 $ 26,947
Moneylion, Inc. * 1,685 145,769
Natural Grocers by Vitamin Cottage, Inc.
Class C  9,792 393,638
Nature's Sunshine Products, Inc. * 4,719 59,223
OraSure Technologies, Inc. * 27,692 93,322
Oscar Health, Inc. Class A * 43,380 568,712
Pacira BioSciences, Inc. * 33,045 821,168
Patterson Cos., Inc. 27,182 849,166
Payoneer Global, Inc. * 178,975 1,308,307
Perdoceo Education Corp. 41,073 1,034,218
Phibro Animal Health Corp. Class A  12,487 266,722
Premier, Inc. Class A  58,975 1,137,038
Puma Biotechnology, Inc. * 15,714 46,513
Quanex Building Products Corp. 5,896 109,607
QuidelOrtho Corp. * 47,693 1,667,824
Seaboard Corp. 106 285,895
Seneca Foods Corp. Class A * 1,847 164,457
SIGA Technologies, Inc. * 18,483 101,287
SpartanNash Co. 25,018 506,865
Stride, Inc. * 19,134 2,420,451
Supernus Pharmaceuticals, Inc. * 33,385 1,093,359
Target Hospitality Corp. * 16,369 107,708
TrueBlue, Inc. * 5,446 28,918
United Natural Foods, Inc. * 58,485 1,601,904
Universal Technical Institute, Inc. * 36,937 948,542
USANA Health Sciences, Inc. * 5,719 154,241
Vanda Pharmaceuticals, Inc. * 10,924 50,141
Village Super Market, Inc. Class A  5,567 211,602
Vita Coco Co., Inc. * 145 4,444
Weis Markets, Inc. 10,655 820,968
WK Kellogg Co. 41,878 834,629
XBiotech, Inc. * 7,474 24,216
Zimvie, Inc. * 11,132 120,226
44,445,649
Energy - 14.4%
spacing
Alpha Metallurgical Resources, Inc. * 4,090 512,273
Amplify Energy Corp. * 29,324 109,672
Archrock, Inc. 131,547 3,451,793
Aris Water Solutions, Inc. Class A  8,399 269,104
Atlas Energy Solutions, Inc. 17,569 313,431
Berry Corp. 40,224 129,119
Bristow Group, Inc. * 14,339 452,826
California Resources Corp. 65,232 2,868,251
ChampionX Corp. 62,597 1,865,391
Civeo Corp. 6,972 160,356
Civitas Resources, Inc. 78,434 2,736,562
CNX Resources Corp. * 91,575 2,882,781
Comstock Resources, Inc. * 53,915 1,096,631
Core Natural Resources, Inc. 31,223 2,407,293
Crescent Energy Co. Class A  140,859 1,583,255
CVR Energy, Inc. 15,650 303,610
DMC Global, Inc. * 806 6,787
DNOW, Inc. * 68,042 1,162,157
Evolution Petroleum Corp. 8,487 43,963
Forum Energy Technologies, Inc. * 3,497 70,325
FutureFuel Corp. 7,673 29,925
Gran Tierra Energy, Inc. * (Colombia)  28,874 142,349
Granite Ridge Resources, Inc. 40,056 243,540
Green Plains, Inc. * 7,984 38,722
Helix Energy Solutions Group, Inc. * 103,418 859,404
Helmerich & Payne, Inc. 56,754 1,482,414
HighPeak Energy, Inc. 14,932 189,039

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Kimbell Royalty Partners LP 47,194 $ 660,716
Kodiak Gas Services, Inc. 35,027 1,306,507
Kosmos Energy Ltd. * (Ghana)  300,854 685,947
Liberty Energy, Inc. 93,768 1,484,347
Magnolia Oil & Gas Corp. Class A  124,369 3,141,561
Matrix Service Co. * 11,870 147,544
Montauk Renewables, Inc. * 15,232 31,835
Murphy Oil Corp. 63,442 1,801,753
Nabors Industries Ltd. * 5,017 209,259
Natural Gas Services Group, Inc. * 4,355 95,679
Noble Corp. PLC 32,849 778,521
Northern Oil & Gas, Inc. 70,258 2,123,899
NOV, Inc. 75,476 1,148,745
NPK International, Inc. * 55,791 324,146
Oceaneering International, Inc. * 60,096 1,310,694
Oil States International, Inc. * 16,993 87,514
Par Pacific Holdings, Inc. * 9,803 139,791
Patterson-UTI Energy, Inc. 303,810 2,497,318
PBF Energy, Inc. Class A  49,192 939,075
Peabody Energy Corp. 78,224 1,059,935
ProFrac Holding Corp. Class A * 9,747 73,980
ProPetro Holding Corp. * 60,428 444,146
Ramaco Resources, Inc. Class A  16,089 132,412
Ramaco Resources, Inc. Class B  1,355 9,634
Ranger Energy Services, Inc. Class A  6,957 98,720
REX American Resources Corp. * 8,212 308,525
Riley Exploration Permian, Inc. 10,752 313,636
RPC, Inc. 48,913 269,022
SandRidge Energy, Inc. 18,910 215,952
Seadrill Ltd. * (Norway)  11,122 278,050
Select Water Solutions, Inc. 70,606 741,363
SM Energy Co. 82,966 2,484,832
Solaris Energy Infrastructure, Inc. 4,646 101,097
SunCoke Energy, Inc. 69,066 635,407
Talos Energy, Inc. * 90,699 881,594
TETRA Technologies, Inc. * 64,612 217,096
Transocean Ltd. * 122,671 388,867
VAALCO Energy, Inc. 88,686 333,459
Vital Energy, Inc. * 21,951 465,800
Vitesse Energy, Inc. 16,923 416,137
Warrior Met Coal, Inc. 38,411 1,832,973
56,028,461
Financial - 28.8%
spacing
1st Source Corp. 3,479 208,079
ACNB Corp. 1,198 49,310
Air Lease Corp. 82,502 3,985,672
Amalgamated Financial Corp. 8,693 249,924
Ambac Financial Group, Inc. * 16,062 140,542
American Coastal Insurance Corp.
Class C * 10,120 117,088
AMERISAFE, Inc. 4,704 247,195
Arrow Financial Corp. 3,792 99,692
Assured Guaranty Ltd. 24,350 2,145,235
Atlanticus Holdings Corp. * 4,014 205,316
Axis Capital Holdings Ltd. 25,742 2,580,378
Axos Financial, Inc. * 29,033 1,873,209
BancFirst Corp. 4,312 473,759
Bancorp, Inc. * 22,787 1,204,065
Bank First Corp. 2,453 247,115
Bank of Hawaii Corp. 10,629 733,082
Bank of Marin Bancorp 2,673 58,993
Bank of NT Butterfield & Son Ltd.
(Bermuda)  24,430 950,816
a Shares Value
Bank OZK 53,145 $ 2,309,150
Bank7 Corp. 1,056 40,909
BankUnited, Inc. 27,906 961,083
Banner Corp. 14,797 943,605
Bar Harbor Bankshares 3,835 113,133
BCB Bancorp, Inc. 2,533 24,975
Berkshire Hills Bancorp, Inc. 10,853 283,155
Bread Financial Holdings, Inc. 27,752 1,389,820
Bridgewater Bancshares, Inc. * 5,242 72,811
Brighthouse Financial, Inc. * 40,791 2,365,470
Brookline Bancorp, Inc. 22,094 240,825
Burke & Herbert Financial Services Corp. 1,771 99,371
Business First Bancshares, Inc. 6,403 155,913
Byline Bancorp, Inc. 12,386 324,018
C&F Financial Corp. 970 65,368
Camden National Corp. 3,610 146,097
Capital Bancorp, Inc. 1,185 33,571
Capital City Bank Group, Inc. 4,138 148,802
Carter Bankshares, Inc. * 5,580 90,284
Cathay General Bancorp 31,077 1,337,243
Central Pacific Financial Corp. 12,546 339,244
ChoiceOne Financial Services, Inc. 2,390 68,760
City Holding Co. 3,784 444,506
CNB Financial Corp. 7,883 175,397
CNO Financial Group, Inc. 55,825 2,325,111
Coastal Financial Corp. * 2,052 185,521
Colony Bankcorp, Inc. 3,701 59,771
Columbia Banking System, Inc. 97,352 2,427,959
Community Trust Bancorp, Inc. 7,010 353,024
Community West Bancshares 3,409 62,998
ConnectOne Bancorp, Inc. 15,200 369,512
Customers Bancorp, Inc. * 14,672 736,534
Diamond Hill Investment Group, Inc. 1,401 200,119
Dime Community Bancshares, Inc. 14,727 410,589
Eagle Bancorp, Inc. 7,458 156,618
Employers Holdings, Inc. 12,170 616,289
Enact Holdings, Inc. 11,883 412,934
Enstar Group Ltd. * 3,055 1,015,421
Enterprise Bancorp, Inc. 5,870 228,519
Enterprise Financial Services Corp. 16,009 860,324
Esquire Financial Holdings, Inc. 4,285 323,003
Evans Bancorp, Inc. 2,709 105,570
EZCORP, Inc. Class A * 14,145 208,214
F&G Annuities & Life, Inc. 7,127 256,928
Farmers National Banc Corp. 7,770 101,399
Federal Agricultural Mortgage Corp. Class C  5,339 1,001,116
Fidelis Insurance Holdings Ltd. (United
Kingdom)  40,864 661,997
Finance of America Cos., Inc. Class A * 6,432 136,744
Financial Institutions, Inc. 6,788 169,428
First BanCorp 67,515 1,294,263
First Bancshares, Inc. 12,248 414,105
First Bank 3,326 49,258
First Busey Corp. 30,267 653,767
First Business Financial Services, Inc. 3,554 167,571
First Commonwealth Financial Corp. 44,859 697,109
First Financial Bancorp 23,834 595,373
First Financial Corp. 4,843 237,210
First Internet Bancorp 2,323 62,210
First Interstate BancSystem, Inc. Class A  22,322 639,525
First Merchants Corp. 12,443 503,195
First Mid Bancshares, Inc. 9,158 319,614
First of Long Island Corp. 5,069 62,602
First United Corp. 2,599 78,022

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Five Star Bancorp 6,654 $ 184,981
Flushing Financial Corp. 5,525 70,167
FNB Corp. 91,016 1,224,165
FS Bancorp, Inc. 1,455 55,305
Fulton Financial Corp. 54,438 984,783
Genworth Financial, Inc. * 106,397 754,355
German American Bancorp, Inc. 7,373 276,488
Great Southern Bancorp, Inc. 3,986 220,705
Greenlight Capital Re Ltd. Class A * 10,186 138,020
Guaranty Bancshares, Inc. 1,073 42,952
Hancock Whitney Corp. 31,621 1,658,521
Hanmi Financial Corp. 13,791 312,504
Hanover Insurance Group, Inc. 12,981 2,258,045
HarborOne Bancorp, Inc. 8,959 92,905
HBT Financial, Inc. 2,735 61,291
HCI Group, Inc. 5,658 844,343
Heritage Commerce Corp. 25,761 245,245
Heritage Financial Corp. 8,431 205,126
Heritage Insurance Holdings, Inc. * 17,613 253,979
Hingham Institution For Savings 410 97,498
Home Bancorp, Inc. 1,206 54,029
HomeTrust Bancshares, Inc. 6,873 235,606
Hope Bancorp, Inc. 48,294 505,638
Horace Mann Educators Corp. 16,969 725,085
Howard Hughes Holdings, Inc. * 18,314 1,356,701
Independent Bank Corp. (IBCP US) 10,952 337,212
Independent Bank Corp. (INDB US) 10,218 640,158
International Bancshares Corp. 23,338 1,471,694
International Money Express, Inc. * 13,628 171,985
Investors Title Co. 571 137,657
Jackson Financial, Inc. Class A  27,072 2,268,092
James River Group Holdings Ltd. 5,984 25,133
Kearny Financial Corp. 9,146 57,254
Kingstone Cos., Inc. * 6,755 112,471
Legacy Housing Corp. * 1,659 41,840
LendingClub Corp. * 28,585 294,997
MARA Holdings, Inc. * 182,365 2,097,197
Medallion Financial Corp. 5,800 50,518
Mercantile Bank Corp. 7,614 330,752
Merchants Bancorp 9,284 343,508
Mercury General Corp. 9,394 525,125
Metrocity Bankshares, Inc. 8,031 221,415
Metropolitan Bank Holding Corp. * 4,767 266,904
MGIC Investment Corp. 77,055 1,909,423
Mid Penn Bancorp, Inc. 2,052 53,167
Midland States Bancorp, Inc. 9,588 164,147
National Bank Holdings Corp. Class A  13,993 535,512
Navient Corp. 31,904 402,948
Nelnet, Inc. Class A  2,859 317,149
NMI Holdings, Inc. * 34,954 1,260,092
Northeast Bank 3,299 301,990
Northfield Bancorp, Inc. 9,490 103,536
Northrim BanCorp, Inc. 2,149 157,350
Northwest Bancshares, Inc. 47,030 565,301
OceanFirst Financial Corp. 24,155 410,877
OFG Bancorp 25,296 1,012,346
Old National Bancorp 83,082 1,760,508
Old Second Bancorp, Inc. 21,004 349,507
Onity Group, Inc. * 3,541 114,445
Oppenheimer Holdings, Inc. Class A  4,774 284,674
Orange County Bancorp, Inc. 1,530 35,787
Origin Bancorp, Inc. 12,256 424,916
Orrstown Financial Services, Inc. 5,282 158,513
Palomar Holdings, Inc. * 14,646 2,007,674
a Shares Value
Pathward Financial, Inc. 12,237 $ 892,689
Paysign, Inc. * 8,668 18,376
Peapack-Gladstone Financial Corp. 2,958 84,007
PennyMac Financial Services, Inc. 6,861 686,855
Peoples Bancorp of North Carolina, Inc. 1,523 41,487
Peoples Bancorp, Inc. 15,506 459,908
Preferred Bank 7,164 599,340
ProAssurance Corp. * 6,630 154,810
Provident Financial Services, Inc. 29,837 512,301
QCR Holdings, Inc. 7,356 524,630
Radian Group, Inc. 74,485 2,463,219
RBB Bancorp 5,413 89,315
Regional Management Corp. 2,835 85,362
Republic Bancorp, Inc. Class A  3,173 202,501
S&T Bancorp, Inc. 16,226 601,173
Sandy Spring Bancorp, Inc. 18,301 511,513
Seaport Entertainment Group, Inc. * 391 8,395
Shore Bancshares, Inc. 15,974 216,288
Simmons First National Corp. Class A  29,935 614,566
SiriusPoint Ltd. * (Sweden)  46,337 801,167
SLM Corp. 109,373 3,212,285
SmartFinancial, Inc. 2,997 93,147
South Plains Financial, Inc. 5,686 188,320
Southern Missouri Bancorp, Inc. 4,057 211,045
Southside Bancshares, Inc. 5,000 144,800
Stellar Bancorp, Inc. 19,619 542,662
Stock Yards Bancorp, Inc. 12,518 864,493
StoneX Group, Inc. * 24,634 1,881,545
Synovus Financial Corp. 37,275 1,742,234
Texas Capital Bancshares, Inc. * 3,044 227,387
Third Coast Bancshares, Inc. * 6,078 202,823
Towne Bank 11,411 390,142
TriCo Bancshares 12,471 498,466
TrustCo Bank Corp. 6,784 206,776
Trustmark Corp. 16,215 559,255
UMB Financial Corp. 18,882 1,908,970
United Fire Group, Inc. 9,652 284,348
Unity Bancorp, Inc. 4,380 178,266
Universal Insurance Holdings, Inc. 12,111 287,031
Univest Financial Corp. 10,436 295,965
Valley National Bancorp 117,388 1,043,579
Velocity Financial, Inc. * 4,538 84,906
Veritex Holdings, Inc. 13,478 336,546
Virtus Investment Partners, Inc. 3,439 592,746
WaFd, Inc. 32,279 922,534
Walker & Dunlop, Inc. 8,550 729,828
Washington Trust Bancorp, Inc. 7,037 217,162
Waterstone Financial, Inc. 3,999 53,787
WesBanco, Inc. 13,057 404,245
West BanCorp, Inc. 1,584 31,585
Westamerica BanCorp 14,024 710,035
Wintrust Financial Corp. 1,771 199,167
World Acceptance Corp. * 1,335 168,944
WSFS Financial Corp. 22,691 1,176,982
111,644,565
Industrial - 15.5%
spacing
Air Transport Services Group, Inc. * 47,574 1,067,561
Alamo Group, Inc. 6,885 1,226,976
Albany International Corp. Class A  17,136 1,183,069
Apogee Enterprises, Inc. 15,181 703,336
ArcBest Corp. 9,756 688,578
Ardmore Shipping Corp. (Ireland)  31,186 305,311
Argan, Inc. 10,476 1,374,137

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Astec Industries, Inc. 15,248 $ 525,294
Atkore, Inc. 21,282 1,276,707
Avnet, Inc. 57,449 2,762,722
Bel Fuse, Inc. Class A  572 41,218
Bel Fuse, Inc. Class B  7,030 526,266
Benchmark Electronics, Inc. 28,088 1,068,187
Boise Cascade Co. 24,727 2,425,471
Clearwater Paper Corp. * 13,820 350,613
Core Molding Technologies, Inc. * 3,911 59,447
Costamare, Inc. (Monaco)  27,328 268,908
Covenant Logistics Group, Inc. 9,012 200,066
DHT Holdings, Inc. 81,352 854,196
Dorian LPG Ltd. 28,235 630,770
Eastern Co. 1,898 48,057
Eastman Kodak Co. * 20,462 129,320
Energy Services of America Corp. 4,529 42,799
EnerSys 3,638 333,168
Eve Holding, Inc. * 15,079 50,062
Everus Construction Group, Inc. * 17,731 657,643
GATX Corp. 24,266 3,767,782
Genco Shipping & Trading Ltd. 28,282 377,848
Graham Corp. * 8,183 235,834
Granite Construction, Inc. 30,720 2,316,288
Great Lakes Dredge & Dock Corp. * 52,427 456,115
Greenbrier Cos., Inc. 27,576 1,412,443
Heartland Express, Inc. 24,466 225,577
Hub Group, Inc. Class A  20,012 743,846
Hyster-Yale, Inc. 5,422 225,230
IES Holdings, Inc. * 3,137 517,950
Insteel Industries, Inc. 8,747 230,046
International Seaways, Inc. 33,200 1,102,240
JELD-WEN Holding, Inc. * 35,226 210,299
Karat Packaging, Inc. 2,484 66,025
Kennametal, Inc. 51,793 1,103,191
Kimball Electronics, Inc. * 11,718 192,761
Knife River Corp. * 20,250 1,826,752
L.B. Foster Co. Class A * 2,890 56,875
Latham Group, Inc. * 14,437 92,830
Limbach Holdings, Inc. * 3,494 260,198
Lindsay Corp. 3,861 488,494
LSB Industries, Inc. * 22,138 145,889
LSI Industries, Inc. 1,648 28,016
Luxfer Holdings PLC (United Kingdom)  13,490 159,991
Marten Transport Ltd. 37,154 509,753
Matson, Inc. 22,133 2,836,787
Metallus, Inc. * 29,397 392,744
Mueller Water Products, Inc. Class A  102,080 2,594,874
MYR Group, Inc. * 467 52,813
NN, Inc. * 19,073 43,105
Nordic American Tankers Ltd. 18,236 44,861
Northwest Pipe Co. * 3,310 136,703
Olympic Steel, Inc. 4,083 128,696
Orion Group Holdings, Inc. * 14,326 74,925
Pangaea Logistics Solutions Ltd. 10,318 49,114
Park-Ohio Holdings Corp. 1,684 36,374
Plexus Corp. * 18,150 2,325,559
Primoris Services Corp. 4,845 278,151
Ryder System, Inc. 15,791 2,270,904
Ryerson Holding Corp. 11,708 268,816
Safe Bulkers, Inc. (Monaco)  17,243 63,627
Schneider National, Inc. Class B  25,317 578,493
Scorpio Tankers, Inc. (Monaco)  32,965 1,238,825
SFL Corp. Ltd. (Norway)  81,078 664,840
Sterling Infrastructure, Inc. * 10,241 1,159,384
a Shares Value
Stoneridge, Inc. * 4,459 $ 20,467
Taylor Devices, Inc. * 449 14,489
Teekay Corp. Ltd. * (Bermuda)  41,704 273,995
Teekay Tankers Ltd. Class A (Canada)  18,044 690,544
Tennant Co. 7,048 562,078
Terex Corp. 29,964 1,132,040
Tredegar Corp. * 20,905 160,968
Trinity Industries, Inc. 59,213 1,661,517
TTM Technologies, Inc. * 43,371 889,539
Tutor Perini Corp. * 20,466 474,402
Universal Logistics Holdings, Inc. 4,358 114,354
Vishay Intertechnology, Inc. 58,380 928,242
Werner Enterprises, Inc. 45,311 1,327,612
Willis Lease Finance Corp. 290 45,811
World Kinect Corp. 859 24,361
Worthington Enterprises, Inc. 15,160 759,364
Worthington Steel, Inc. 16,629 421,213
60,292,746
Technology - 1.6%
spacing
Amkor Technology, Inc. 34,185 617,381
Climb Global Solutions, Inc. 101 11,187
Conduent, Inc. * 80,949 218,562
Cricut, Inc. Class A  34,819 179,318
CSP, Inc. 2,783 42,691
Diebold Nixdorf, Inc. * 3,448 150,747
Diodes, Inc. * 316 13,642
DXC Technology Co. * 133,385 2,274,214
IBEX Holdings Ltd. * 10,662 259,620
Insight Enterprises, Inc. * 5,552 832,744
inTEST Corp. * 1,016 7,102
IPG Photonics Corp. * 3,090 195,103
Nutex Health, Inc. * 1,862 87,570
Penguin Solutions, Inc. * 5,269 91,522
Photronics, Inc. * 42,397 880,162
Playstudios, Inc. * 17,191 21,833
PubMatic, Inc. Class A * 5,131 46,897
Vishay Precision Group, Inc. * 6,849 164,992
6,095,287
Utilities - 0.2%
spacing
Altus Power, Inc. * 27,477 136,011
Ameresco, Inc. Class A * 15,298 184,800
MDU Resources Group, Inc. 24,071 407,041
727,852
Total Common Stocks
    (Cost $405,203,189) 387,108,444
TOTAL INVESTMENTS - 99.8%
(Cost $405,203,189) 387,108,444
OTHER ASSETS & LIABILITIES, NET - 0.2% 756,102
NET ASSETS - 100.0% $ 387,864,546

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 387,108,444 $ 387,108,444 $ – $ –

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.4%
Basic Materials - 3.5%
spacing
DuPont de Nemours, Inc. 128,768 $ 9,616,394
Eastman Chemical Co. 69,362 6,111,486
Freeport-McMoRan, Inc. 381,657 14,449,534
PPG Industries, Inc. 66,896 7,315,078
37,492,492
Communications - 4.6%
spacing
Charter Communications, Inc. Class A * 26,697 9,838,646
Cisco Systems, Inc. 174,762 10,784,563
Comcast Corp. Class A  177,166 6,537,425
T-Mobile U.S., Inc. 84,965 22,661,015
49,821,649
Consumer, Cyclical - 11.4%
spacing
BJ's Wholesale Club Holdings, Inc. * 80,088 9,138,041
General Motors Co. 420,506 19,776,397
Hilton Worldwide Holdings, Inc. 56,799 12,924,612
Lululemon Athletica, Inc. * 16,000 4,528,960
PulteGroup, Inc. 204,917 21,065,468
Southwest Airlines Co. 541,363 18,178,969
Target Corp. 76,700 8,004,412
Walmart, Inc. 349,462 30,679,269
124,296,128
Consumer, Non-Cyclical - 27.6%
spacing
AbbVie, Inc. 148,523 31,118,539
AstraZeneca PLC ADR (United Kingdom)  214,374 15,756,489
Cigna Group 46,334 15,243,886
Coca-Cola Co. 418,077 29,942,675
Corteva, Inc. 278,696 17,538,339
McKesson Corp. 38,650 26,011,063
Merck & Co., Inc. 67,000 6,013,920
Philip Morris International, Inc. 205,256 32,580,285
Procter & Gamble Co. 141,319 24,083,584
Regeneron Pharmaceuticals, Inc. * 32,339 20,510,364
Sanofi SA 165,801 18,357,790
Thermo Fisher Scientific, Inc. 48,594 24,180,374
United Rentals, Inc. 16,527 10,357,471
UnitedHealth Group, Inc. 54,889 28,748,114
300,442,893
Energy - 6.7%
spacing
ConocoPhillips 127,708 13,411,894
Exxon Mobil Corp. 280,038 33,304,920
Shell PLC 413,277 15,123,696
Valero Energy Corp. 80,711 10,659,502
72,500,012
Financial - 22.0%
spacing
Allstate Corp. 88,579 18,342,054
American International Group, Inc. 177,570 15,437,936
American Tower Corp. REIT 24,950 5,429,120
Apollo Global Management, Inc. 109,795 15,035,327
Bank of America Corp. 679,592 28,359,374
Capital One Financial Corp. 133,645 23,962,549
Charles Schwab Corp. 241,412 18,897,731
Citigroup, Inc. 477,235 33,878,913
CME Group, Inc. 68,218 18,097,553
Gaming & Leisure Properties, Inc. REIT 143,735 7,316,112
Goldman Sachs Group, Inc. 21,718 11,864,326
a Shares Value
JPMorgan Chase & Co. 49,692 $ 12,189,448
PNC Financial Services Group, Inc. 92,511 16,260,658
State Street Corp. 59,950 5,367,323
Vornado Realty Trust REIT 240,968 8,913,406
239,351,830
Industrial - 11.7%
spacing
Ball Corp. 99,573 5,184,766
CRH PLC 166,554 14,651,755
FedEx Corp. 72,488 17,671,125
Honeywell International, Inc. 73,423 15,547,320
Ingersoll Rand, Inc. 161,159 12,897,555
Johnson Controls International PLC 179,132 14,350,265
Northrop Grumman Corp. 31,446 16,100,666
Otis Worldwide Corp. 111,736 11,531,155
RTX Corp. 147,099 19,484,734
127,419,341
Technology - 7.6%
spacing
Accenture PLC Class A (Ireland)  59,197 18,471,832
Microsoft Corp. 68,711 25,793,422
Oracle Corp. 73,680 10,301,201
QUALCOMM, Inc. 116,099 17,833,968
Seagate Technology Holdings PLC 116,334 9,882,573
82,282,996
Utilities - 4.3%
spacing
NextEra Energy, Inc. 231,799 16,432,231
NRG Energy, Inc. 187,192 17,869,348
PPL Corp. 359,034 12,964,718
47,266,297
Total Common Stocks
    (Cost $1,077,675,356) 1,080,873,638
TOTAL INVESTMENTS - 99.4%
(Cost $1,077,675,356) 1,080,873,638
DERIVATIVES - (0.0%) (251,709)
OTHER ASSETS & LIABILITIES, NET - 0.6% 7,189,246
NET ASSETS - 100.0% $ 1,087,811,175

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, forward foreign currency contracts outstanding were as follows:
(b) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
EUR 3,782,300 USD 4,034,895 06/25 SSB $ 72,576 $ –
USD 1,823,840 EUR 1,691,000 06/25 MSC – (12,538)
USD 3,592,494 EUR 3,336,300 06/25 SSB – (30,633)
USD 12,608,858 EUR 11,709,400 06/25 TDB – (107,221)
USD 3,653,697 GBP 2,845,100 06/25 MSC – (21,193)
USD 4,004,478 GBP 3,099,200 06/25 MSC 1,378 –
USD 20,568,345 GBP 16,043,300 06/25 TDB – (154,078)
Total Forward Foreign Currency Contracts $ 73,954 ( $ 325,663 )
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 37,492,492 $ 37,492,492 $ – $ –
Communications 49,821,649 49,821,649 – –
Consumer, Cyclical 124,296,128 124,296,128 – –
Consumer, Non-Cyclical 300,442,893 282,085,103 18,357,790 –
Energy 72,500,012 57,376,316 15,123,696 –
Financial 239,351,830 239,351,830 – –
Industrial 127,419,341 127,419,341 – –
Technology 82,282,996 82,282,996 – –
Utilities 47,266,297 47,266,297 – –
Total Common Stocks 1,080,873,638 1,047,392,152 33,481,486 –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts 73,954 – 73,954 –
Total Assets 1,080,947,592 1,047,392,152 33,555,440 –
Liabilities Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts (325,663) – (325,663) –
Total Liabilities (325,663) – (325,663) –
Total $ 1,080,621,929 $ 1,047,392,152 $ 33,229,777 $ –

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 97.7%
Basic Materials - 1.2%
spacing
Axalta Coating Systems Ltd. * 192,693 $ 6,391,627
International Paper Co. 71,167 3,796,759
10,188,386
Communications - 4.5%
spacing
Amazon.com, Inc. * 15,695 2,986,131
Booking Holdings, Inc. 1,027 4,731,297
Cisco Systems, Inc. 65,426 4,037,438
Expedia Group, Inc. * 28,078 4,719,912
IAC, Inc. * 91,078 4,184,123
Sirius XM Holdings, Inc. 124,755 2,812,601
Verizon Communications, Inc. 152,877 6,934,501
Walt Disney Co. 61,470 6,067,089
36,473,092
Consumer, Cyclical - 6.3%
spacing
AutoZone, Inc. * 1,435 5,471,339
Bath & Body Works, Inc. 119,806 3,632,518
Best Buy Co., Inc. 54,696 4,026,173
Columbia Sportswear Co. 13,747 1,040,510
Dick's Sporting Goods, Inc. 25,066 5,052,303
Gentex Corp. 140,822 3,281,153
Kontoor Brands, Inc. 37,727 2,419,432
Lowe's Cos., Inc. 34,952 8,151,855
McDonald's Corp. 28,019 8,752,295
Murphy USA, Inc. 8,496 3,991,506
Southwest Airlines Co. 110,073 3,696,251
Ulta Beauty, Inc. * 5,479 2,008,273
51,523,608
Consumer, Non-Cyclical - 24.5%
spacing
AbbVie, Inc. 86,286 18,078,643
Align Technology, Inc. * 28,413 4,513,689
Block, Inc. * 50,049 2,719,162
Bristol-Myers Squibb Co. 279,300 17,034,507
Cardinal Health, Inc. 20,546 2,830,622
Cencora, Inc. 37,561 10,445,339
Cigna Group 28,290 9,307,410
Constellation Brands, Inc. Class A  26,280 4,822,906
Corpay, Inc. * 18,952 6,608,942
CVS Health Corp. 83,999 5,690,932
HCA Healthcare, Inc. 24,527 8,475,305
Henry Schein, Inc. * 141,469 9,689,212
Humana, Inc. 10,147 2,684,896
Johnson & Johnson 64,229 10,651,737
Keurig Dr. Pepper, Inc. 243,427 8,330,072
Labcorp Holdings, Inc. 30,233 7,036,428
Medtronic PLC 70,454 6,330,996
Merck & Co., Inc. 63,096 5,663,497
Oscar Health, Inc. Class A * 174,207 2,283,854
PepsiCo, Inc. 34,141 5,119,102
Philip Morris International, Inc. 73,763 11,708,401
Post Holdings, Inc. * 50,444 5,869,664
Procter & Gamble Co. 41,953 7,149,630
Regeneron Pharmaceuticals, Inc. * 10,936 6,935,939
TransUnion 33,947 2,817,262
UnitedHealth Group, Inc. 17,389 9,107,489
Vertex Pharmaceuticals, Inc. * 6,887 3,338,955
WillScot Holdings Corp. * 210,320 5,846,896
201,091,487
a Shares Value
Energy - 6.6%
spacing
Chevron Corp. 88,235 $ 14,760,833
ConocoPhillips 136,623 14,348,147
Coterra Energy, Inc. 113,783 3,288,329
EOG Resources, Inc. 76,128 9,762,655
Kinder Morgan, Inc. 203,767 5,813,472
Williams Cos., Inc. 106,877 6,386,970
54,360,406
Financial - 34.7%
spacing
American Express Co. 23,574 6,342,585
American Homes 4 Rent Class A REIT 202,888 7,671,195
Ameriprise Financial, Inc. 7,379 3,572,248
Apple Hospitality REIT, Inc. 104,354 1,347,210
Arch Capital Group Ltd. 47,294 4,548,737
Bank of America Corp. 320,243 13,363,740
Berkshire Hathaway, Inc. Class B * 47,547 25,322,581
Capital One Financial Corp. 71,705 12,856,707
CBRE Group, Inc. Class A * 16,360 2,139,561
Charles Schwab Corp. 74,741 5,850,725
Chubb Ltd. 23,573 7,118,810
Columbia Banking System, Inc. 137,714 3,434,587
Digital Realty Trust, Inc. REIT 30,619 4,387,397
Discover Financial Services 9,367 1,598,947
EastGroup Properties, Inc. REIT 14,740 2,596,451
Federal Realty Investment Trust REIT 48,604 4,754,443
Fifth Third Bancorp 73,411 2,877,711
First Citizens BancShares, Inc. Class A  5,886 10,913,350
Host Hotels & Resorts, Inc. REIT 304,483 4,326,703
Kinsale Capital Group, Inc. 6,942 3,378,741
Lamar Advertising Co. Class A REIT 40,561 4,615,031
Loews Corp. 101,867 9,362,596
M&T Bank Corp. 80,593 14,405,999
MGIC Investment Corp. 262,690 6,509,458
Mid-America Apartment Communities, Inc.
REIT 47,816 8,013,005
Morgan Stanley 46,974 5,480,457
Northern Trust Corp. 91,982 9,074,024
PNC Financial Services Group, Inc. 36,620 6,436,697
Progressive Corp. 7,035 1,990,975
Public Storage REIT 19,667 5,886,136
Raymond James Financial, Inc. 15,518 2,155,605
Rayonier, Inc. REIT 97,362 2,714,453
Regency Centers Corp. REIT 100,877 7,440,688
Regions Financial Corp. 371,273 8,067,762
SBA Communications Corp. REIT 21,402 4,708,654
State Street Corp. 103,630 9,277,994
Travelers Cos., Inc. 49,387 13,060,886
W.R. Berkley Corp. 74,822 5,324,334
Wells Fargo & Co. 380,073 27,285,441
Weyerhaeuser Co. REIT 146,499 4,289,491
284,502,115
Industrial - 12.4%
spacing
Carlisle Cos., Inc. 18,428 6,274,734
Dover Corp. 44,013 7,732,204
Eaton Corp. PLC 10,913 2,966,481
FedEx Corp. 32,387 7,895,303
Fortune Brands Innovations, Inc. 76,121 4,634,246
General Dynamics Corp. 22,720 6,193,018
Graphic Packaging Holding Co. 242,265 6,289,199
Jabil, Inc. 15,042 2,046,765
JB Hunt Transport Services, Inc. 25,073 3,709,550

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Martin Marietta Materials, Inc. 11,877 $ 5,678,750
Middleby Corp. * 14,004 2,128,328
Mohawk Industries, Inc. * 51,566 5,887,806
Northrop Grumman Corp. 6,361 3,256,896
Packaging Corp. of America 21,815 4,319,806
RTX Corp. 65,920 8,731,763
Silgan Holdings, Inc. 80,166 4,098,086
Smurfit WestRock PLC 124,831 5,624,885
TD SYNNEX Corp. 76,970 8,001,801
Union Pacific Corp. 25,457 6,013,962
101,483,583
Technology - 3.9%
spacing
Analog Devices, Inc. 18,453 3,721,416
Cognizant Technology Solutions Corp.
Class A  68,606 5,248,359
Hewlett Packard Enterprise Co. 405,874 6,262,636
Microchip Technology, Inc. 85,939 4,160,307
Texas Instruments, Inc. 45,511 8,178,327
Western Digital Corp. * 100,328 4,056,261
31,627,306
Utilities - 3.6%
spacing
Edison International 104,615 6,163,916
Entergy Corp. 34,597 2,957,698
NextEra Energy, Inc. 111,741 7,921,319
PG&E Corp. 294,927 5,066,846
Public Service Enterprise Group, Inc. 33,364 2,745,857
Xcel Energy, Inc. 66,563 4,711,995
29,567,631
Total Common Stocks
    (Cost $711,098,791) 800,817,614
TOTAL INVESTMENTS - 97.7%
(Cost $711,098,791) 800,817,614
OTHER ASSETS & LIABILITIES, NET - 2.3% 18,704,458
NET ASSETS - 100.0% $ 819,522,072
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 800,817,614 $ 800,817,614 $ – $ –

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
PREFERRED STOCKS - 1.2%
Brazil - 1.2%
spacing
Itau Unibanco Holding SA 1,051,027 $ 5,785,168
Total Preferred Stocks
    (Cost $5,693,303) 5,785,168
COMMON STOCKS - 95.8%
Brazil - 4.8%
spacing
B3 SA - Brasil Bolsa Balcao 54,400 115,731
Banco BTG Pactual SA 463,100 2,734,882
Localiza Rent a Car SA 654,084 3,850,149
MercadoLibre, Inc. * 3,110 6,067,206
NU Holdings Ltd. Class A * 222,758 2,281,042
Raia Drogasil SA 760,000 2,537,129
Vale SA ADR 26,274 262,215
WEG SA 616,075 4,888,482
22,736,836
Chile - 1.1%
spacing
Antofagasta PLC 130,872 2,849,284
Banco de Chile 17,906,844 2,368,154
5,217,438
China - 27.3%
spacing
Airtac International Group 119,000 3,022,193
Alibaba Group Holding Ltd. ADR 55,249 7,305,575
BYD Co. Ltd. Class H  50,500 2,557,144
Contemporary Amperex Technology Co. Ltd.
Class A  185,048 6,476,721
H World Group Ltd. 64,600 239,341
H World Group Ltd. ADR 670,463 24,813,836
Meituan Class B * ~ 1,067,400 21,478,720
NetEase, Inc. ADR 51,907 5,342,268
New Horizon Health Ltd. * ~ ± Ω 813,000 147,734
PDD Holdings, Inc. ADR * 50,161 5,936,554
Tencent Holdings Ltd. 623,725 39,853,472
Trip.com Group Ltd. ADR * 4,915 312,496
WuXi AppTec Co. Ltd. Class H ~ 409,600 3,657,841
Wuxi Biologics Cayman, Inc. * ~ 1,337,500 4,677,823
Yum China Holdings, Inc. 22,993 1,197,016
ZTO Express Cayman, Inc. ADR 125,438 2,488,690
129,507,424
Denmark - 0.5%
spacing
Zealand Pharma AS * 30,255 2,271,983
France - 1.6%
spacing
Kering SA 10,422 2,168,195
TotalEnergies SE 86,052 5,544,582
7,712,777
Germany - 0.3%
spacing
BioNTech SE ADR * 16,654 1,516,513
Hong Kong - 1.9%
spacing
AIA Group Ltd. 762,400 5,771,267
Hong Kong Exchanges & Clearing Ltd. 67,800 3,016,029
8,787,296
a Shares Value
India - 16.8%
spacing
Bajaj Finance Ltd. 10,355 $ 1,078,875
Bajaj Finserv Ltd. 54,023 1,263,344
Cholamandalam Investment & Finance Co.
Ltd. 54,624 967,183
DLF Ltd. 61,322 484,717
Havells India Ltd. 118,375 2,110,299
HCL Technologies Ltd. 124,163 2,300,159
HDFC Bank Ltd. 689,968 14,707,500
ICICI Bank Ltd. 208,485 3,276,971
Infosys Ltd. 183,682 3,365,706
Kotak Mahindra Bank Ltd. 984,079 24,912,624
Macrotech Developers Ltd. ~ 337,670 4,711,169
Mahindra & Mahindra Ltd. 77,513 2,405,942
Oberoi Realty Ltd. 376,227 7,165,210
Tata Consultancy Services Ltd. 255,233 10,736,773
79,486,472
Indonesia - 1.8%
spacing
Bank Central Asia Tbk. PT 17,004,300 8,728,053
Italy - 2.2%
spacing
Ermenegildo Zegna NV 148,644 1,099,966
Moncler SpA 37,182 2,290,301
PRADA SpA 1,004,300 6,987,047
10,377,314
Japan - 2.6%
spacing
Chugai Pharmaceutical Co. Ltd. 107,600 4,929,322
Daiichi Sankyo Co. Ltd. 315,100 7,503,750
12,433,072
Luxembourg - 0.6%
spacing
Zabka Group SA * 525,081 2,804,436
Mexico - 5.1%
spacing
America Movil SAB de CV ADR 30,716 436,782
Fomento Economico Mexicano SAB de CV 1,052,601 10,278,348
Grupo Aeroportuario del Sureste SAB de
CV Class B  39,181 1,072,607
Grupo Mexico SAB de CV 2,487,139 12,435,391
24,223,128
Netherlands - 1.4%
spacing
Argenx SE ADR * 9,328 5,520,917
ASML Holding NV 1,724 1,142,374
6,663,291
Peru - 0.9%
spacing
Credicorp Ltd. 22,660 4,218,386
Philippines - 2.1%
spacing
SM Investments Corp. 581,054 8,015,299
SM Prime Holdings, Inc. 4,546,400 1,910,532
9,925,831
Poland - 0.8%
spacing
Allegro.eu SA * ~ 454,991 3,691,026

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, investments with a total aggregate value of $147,734 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
Portugal - 2.6%
spacing
Galp Energia SGPS SA 691,499 $ 12,115,057
Russia - 0.0%
spacing
Novatek PJSC GDR (OTC) * ~ ± Ω 258,603 –
Polyus PJSC GDR * ~ ± Ω 41,905 –
Sberbank of Russia PJSC * ± Ω 156,504 –
–
South Africa - 1.8%
spacing
Capitec Bank Holdings Ltd. 4,722 803,121
FirstRand Ltd. 1,925,770 7,567,926
8,371,047
South Korea - 5.0%
spacing
NAVER Corp. 23,233 3,036,174
Samsung Biologics Co. Ltd. * ~ 11,708 8,125,475
Samsung Electronics Co. Ltd. 141,055 5,592,191
SK Hynix, Inc. 52,208 6,959,638
23,713,478
Switzerland - 0.4%
spacing
Cie Financiere Richemont SA Class A  9,916 1,730,994
Taiwan - 11.3%
spacing
Delta Electronics, Inc. 44,000 486,651
MediaTek, Inc. 111,000 4,784,149
Taiwan Semiconductor Manufacturing Co.
Ltd. 1,619,376 45,606,458
Voltronic Power Technology Corp. 59,000 2,758,974
53,636,232
Turkey - 0.1%
spacing
Akbank TAS 380,591 524,037
United Arab Emirates - 0.3%
spacing
Americana Restaurants International PLC -
Foreign Co. 2,406,687 1,433,511
United Kingdom - 1.6%
spacing
AstraZeneca PLC 51,228 7,522,558
United States - 0.9%
spacing
Applied Materials, Inc. 8,172 1,185,921
Legend Biotech Corp. ADR * 89,142 3,024,588
4,210,509
Total Common Stocks
    (Cost $479,938,705) 453,558,699
TOTAL INVESTMENTS - 97.0%
(Cost $485,632,008) 459,343,867
OTHER ASSETS & LIABILITIES, NET - 3.0% 14,091,370
NET ASSETS - 100.0% $ 473,435,237

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 5,785,168 $ 5,785,168 $ – $ –
Common Stocks
Brazil 22,736,836 22,736,836 – –
Chile 5,217,438 – 5,217,438 –
China 129,507,424 47,396,435 81,963,255 147,734
Denmark 2,271,983 – 2,271,983 –
France 7,712,777 – 7,712,777 –
Germany 1,516,513 1,516,513 – –
Hong Kong 8,787,296 – 8,787,296 –
India 79,486,472 – 79,486,472 –
Indonesia 8,728,053 8,728,053 – –
Italy 10,377,314 1,099,966 9,277,348 –
Japan 12,433,072 – 12,433,072 –
Luxembourg 2,804,436 2,804,436 – –
Mexico 24,223,128 24,223,128 – –
Netherlands 6,663,291 6,663,291 – –
Peru 4,218,386 4,218,386 – –
Philippines 9,925,831 – 9,925,831 –
Poland 3,691,026 – 3,691,026 –
Portugal 12,115,057 – 12,115,057 –
South Africa 8,371,047 – 8,371,047 –
South Korea 23,713,478 – 23,713,478 –
Switzerland 1,730,994 – 1,730,994 –
Taiwan 53,636,232 – 53,636,232 –
Turkey 524,037 524,037 – –
United Arab Emirates 1,433,511 – 1,433,511 –
United Kingdom 7,522,558 – 7,522,558 –
United States 4,210,509 4,210,509 – –
Total Common Stocks 453,558,699 124,121,590 329,289,375 147,734
Total $ 459,343,867 $ 129,906,758 $ 329,289,375 $ 147,734

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 52.1%
Basic Materials - 0.5%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 60,000 $ 57,281
6.415% due 07/15/27  344,000 349,915
Glencore Funding LLC (Australia)
due 04/01/28 # ~ 160,000 160,692
Mosaic Co.
4.050% due 11/15/27  600,000 591,995
1,159,883
Communications - 1.3%
AT&T, Inc.
1.700% due 03/25/26  600,000 583,680
2.950% due 07/15/26  60,000 58,847
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.750% due 02/15/28  760,000 736,838
6.150% due 11/10/26  200,000 204,118
Discovery Communications LLC
3.950% due 03/20/28  600,000 576,721
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 58,417
3.625% due 12/15/25  800,000 793,046
T-Mobile USA, Inc.
2.625% due 04/15/26  75,000 73,579
3,085,246
Consumer, Cyclical - 3.1%
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,173
5.050% due 07/15/26  800,000 805,990
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 227,000 228,219
5.000% due 01/15/27 ~ 200,000 201,381
Ford Motor Credit Co. LLC
5.800% due 03/05/27  800,000 803,777
5.850% due 05/17/27  1,400,000 1,407,719
6.950% due 06/10/26  400,000 406,283
General Motors Financial Co., Inc.
1.500% due 06/10/26  100,000 96,170
4.350% due 01/17/27  500,000 495,598
5.400% due 04/06/26  1,200,000 1,205,358
5.400% due 05/08/27  580,000 585,753
6.000% due 01/09/28  80,000 82,074
Hyundai Capital America
2.750% due 09/27/26 ~ 560,000 544,714
5.650% due 06/26/26 ~ 80,000 80,891
Ross Stores, Inc.
0.875% due 04/15/26  60,000 57,815
7,060,915
Consumer, Non-Cyclical - 4.8%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  860,000 843,885
4.700% due 04/02/27  100,000 100,183
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  780,000 757,716
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 1,000,000 1,018,920
a
Principal
Amount Value
Centene Corp.
4.250% due 12/15/27  $ 860,000 $ 839,848
Cigna Group
3.400% due 03/01/27  880,000 863,229
CVS Health Corp.
1.300% due 08/21/27  800,000 738,908
2.875% due 06/01/26  580,000 568,451
6.250% due 06/01/27  620,000 640,777
HCA, Inc.
3.125% due 03/15/27  60,000 58,291
4.500% due 02/15/27  780,000 777,611
5.000% due 03/01/28  304,000 306,560
5.200% due 06/01/28  80,000 80,998
Humana, Inc.
1.350% due 02/03/27  820,000 772,640
Imperial Brands Finance PLC (United
Kingdom)
6.125% due 07/27/27 ~ 200,000 206,183
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
2.500% due 01/15/27  860,000 827,549
5.125% due 02/01/28  780,000 788,413
Mars, Inc.
4.450% due 03/01/27 ~ 325,000 325,715
4.600% due 03/01/28 ~ 551,000 553,319
11,069,196
Energy - 4.9%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  560,000 551,171
5.000% due 12/15/29 ~ 20,000 19,997
DCP Midstream Operating LP
5.625% due 07/15/27  502,000 510,496
Diamondback Energy, Inc.
5.200% due 04/18/27  760,000 769,515
Enbridge, Inc. (Canada)
5.250% due 04/05/27  40,000 40,514
5.300% due 04/05/29  840,000 856,035
5.900% due 11/15/26  870,000 887,751
Energy Transfer LP
3.900% due 07/15/26  700,000 694,126
6.050% due 12/01/26  60,000 61,326
EQT Corp.
3.125% due 05/15/26 ~ 80,000 78,606
3.900% due 10/01/27  642,000 630,684
Hess Corp.
4.300% due 04/01/27  830,000 826,010
MPLX LP
1.750% due 03/01/26  600,000 584,435
4.125% due 03/01/27  500,000 495,801
Northwest Pipeline LLC
4.000% due 04/01/27  340,000 336,300
Occidental Petroleum Corp.
5.000% due 08/01/27  1,100,000 1,104,536
ONEOK, Inc.
4.000% due 07/13/27  700,000 691,589
4.250% due 09/24/27  720,000 713,788
Plains All American Pipeline LP/PAA
Finance Corp.
4.500% due 12/15/26  700,000 699,729
Western Midstream Operating LP
4.650% due 07/01/26  280,000 279,901

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Williams Cos., Inc.
5.400% due 03/02/26  $ 600,000 $ 604,315
11,436,625
Financial - 31.5%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 600,000 613,722
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  650,000 634,821
3.650% due 07/21/27  700,000 683,834
4.625% due 10/15/27  700,000 697,301
6.100% due 01/15/27  700,000 715,953
6.450% due 04/15/27  150,000 154,892
Ally Financial, Inc.
4.750% due 06/09/27  780,000 779,743
7.100% due 11/15/27  430,000 452,839
American Express Co.
5.098% due 02/16/28  840,000 850,270
5.389% due 07/28/27  40,000 40,433
6.338% due 10/30/26  700,000 706,844
American Tower Corp.
3.375% due 10/15/26  800,000 785,837
3.600% due 01/15/28  840,000 818,172
Aon North America, Inc.
5.125% due 03/01/27  600,000 606,628
ARES Capital Corp.
2.150% due 07/15/26  600,000 578,839
Ares Strategic Income Fund
5.700% due 03/15/28 ~ 60,000 60,016
Arthur J Gallagher & Co.
4.600% due 12/15/27  419,000 420,038
Athene Global Funding
1.608% due 06/29/26 ~ 600,000 578,669
4.950% due 01/07/27 ~ 625,000 627,461
5.516% due 03/25/27 ~ 720,000 732,121
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 97,655
4.950% due 01/15/28 ~ 622,000 619,573
6.375% due 05/04/28 ~ 700,000 724,607
Bank of America Corp.
1.658% due 03/11/27  780,000 758,898
3.559% due 04/23/27  560,000 554,040
3.824% due 01/20/28  780,000 770,377
4.948% due 07/22/28  580,000 584,748
5.819% due 09/15/29  740,000 767,018
5.933% due 09/15/27  760,000 775,036
Bank of Montreal (Canada)
4.567% due 09/10/27  620,000 620,434
5.266% due 12/11/26  500,000 506,796
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  870,000 866,096
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 192,337
4.837% due 09/10/28  500,000 500,531
5.501% due 08/09/28  500,000 507,524
5.829% due 05/09/27  1,000,000 1,012,381
6.496% due 09/13/27  700,000 717,240
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 57,839
7.300% due 11/27/28  719,000 760,723
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 700,000 675,669
a
Principal
Amount Value
Canadian Imperial Bank of Commerce
(Canada)
5.926% due 10/02/26  $ 60,000 $ 61,225
Capital One Financial Corp.
1.878% due 11/02/27  860,000 822,910
5.468% due 02/01/29  40,000 40,678
7.149% due 10/29/27  770,000 798,269
Citigroup, Inc.
1.122% due 01/28/27  780,000 757,696
1.462% due 06/09/27  880,000 847,832
3.070% due 02/24/28  600,000 583,242
Corebridge Financial, Inc.
3.650% due 04/05/27  560,000 550,325
Corebridge Global Funding
5.750% due 07/02/26 ~ 760,000 771,500
Crown Castle, Inc.
3.650% due 09/01/27  800,000 779,600
3.700% due 06/15/26  700,000 691,786
4.000% due 03/01/27  60,000 59,197
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 500,000 479,304
4.298% due 04/01/28 ~ 600,000 595,805
5.427% due 03/01/28 ~ 900,000 915,231
Deutsche Bank AG (Germany)
2.311% due 11/16/27  700,000 672,853
2.552% due 01/07/28  800,000 769,712
5.706% due 02/08/28  850,000 863,180
7.146% due 07/13/27  150,000 154,229
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 57,648
1.400% due 08/27/27 ~ 60,000 55,743
4.875% due 11/19/27 ~ 800,000 804,735
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 393,000 397,556
Goldman Sachs Bank USA
5.283% due 03/18/27  60,000 60,391
Goldman Sachs Group, Inc.
1.948% due 10/21/27  860,000 825,074
2.640% due 02/24/28  860,000 830,381
HPS Corporate Lending Fund
5.450% due 01/14/28 ~ 625,000 625,391
HSBC Holdings PLC (United Kingdom)
4.292% due 09/12/26  500,000 498,923
5.887% due 08/14/27  900,000 914,385
7.390% due 11/03/28  700,000 744,076
Huntington Bancshares, Inc.
4.000% due 05/15/25  400,000 399,534
4.443% due 08/04/28  130,000 129,141
Huntington National Bank
5.093% (SOFR + 0.720%)
due 04/12/28 § 577,000 576,282
ING Groep NV (Netherlands)
4.858% due 03/25/29  534,000 536,092
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 200,000 195,831
Jackson Financial, Inc.
5.170% due 06/08/27  120,000 121,029
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 593,000 595,725
5.324% (SOFR + 0.970%)
due 01/14/28 ~ § 750,000 756,300
JPMorgan Chase & Co.
1.470% due 09/22/27  80,000 76,538

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
1.578% due 04/22/27  $ 880,000 $ 853,489
2.069% due 06/01/29  570,000 527,852
2.182% due 06/01/28  880,000 837,654
2.947% due 02/24/28  1,400,000 1,360,377
5.012% due 01/23/30  780,000 788,834
Lloyds Banking Group PLC (United
Kingdom)
5.462% due 01/05/28  600,000 607,895
5.985% due 08/07/27  900,000 915,003
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  1,000,000 963,050
5.414% due 09/13/28  800,000 815,728
Morgan Stanley
1.512% due 07/20/27  890,000 855,715
1.593% due 05/04/27  880,000 852,358
3.591% due 07/22/28 § 880,000 858,250
3.772% due 01/24/29  880,000 860,952
5.656% due 04/18/30  740,000 763,074
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  200,000 193,001
3.073% due 05/22/28  600,000 580,709
5.516% due 09/30/28  700,000 712,939
5.583% due 03/01/28  700,000 711,944
PNC Financial Services Group, Inc.
5.102% due 07/23/27  500,000 502,930
5.300% due 01/21/28  760,000 770,620
6.615% due 10/20/27  800,000 824,676
Royal Bank of Canada (Canada)
5.069% due 07/23/27  780,000 784,869
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 550,000 556,736
Santander Holdings USA, Inc.
3.244% due 10/05/26  40,000 39,095
Societe Generale SA (France)
5.500% due 04/13/29 ~ 200,000 202,792
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  700,000 695,315
4.568% due 12/17/26  760,000 761,345
5.264% due 12/11/26  40,000 40,550
5.532% due 07/17/26  40,000 40,534
Truist Financial Corp.
1.267% due 03/02/27  137,000 132,850
4.123% due 06/06/28  700,000 695,446
4.873% due 01/26/29  760,000 764,519
5.435% due 01/24/30  80,000 81,673
6.047% due 06/08/27  830,000 844,054
U.S. Bancorp
3.100% due 04/27/26  50,000 49,282
6.787% due 10/26/27  760,000 785,464
UBS AG (Switzerland)
5.000% due 07/09/27  700,000 708,159
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 194,677
1.494% due 08/10/27 ~ 350,000 335,386
6.442% due 08/11/28 ~ 800,000 830,003
VICI Properties LP
due 04/01/28 # 40,000 40,107
4.750% due 02/15/28  740,000 740,527
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 40,000 39,590
Wells Fargo & Co.
2.393% due 06/02/28  680,000 649,113
3.196% due 06/17/27  780,000 767,574
a
Principal
Amount Value
3.526% due 03/24/28  $ 700,000 $ 686,079
4.900% due 01/24/28  509,000 511,957
5.707% due 04/22/28  80,000 81,757
6.303% due 10/23/29  760,000 799,352
Western Union Co.
1.350% due 03/15/26  60,000 58,045
73,097,204
Industrial - 1.8%
Boeing Co.
2.700% due 02/01/27  800,000 771,811
3.100% due 05/01/26  300,000 294,819
5.040% due 05/01/27  800,000 803,916
6.259% due 05/01/27  70,000 72,038
CNH Industrial Capital LLC
1.450% due 07/15/26  860,000 827,342
4.500% due 10/08/27  700,000 696,906
Ingersoll Rand, Inc.
5.197% due 06/15/27  760,000 770,831
4,237,663
Technology - 2.0%
Broadcom, Inc.
4.150% due 02/15/28  640,000 634,719
5.050% due 07/12/27  740,000 749,470
Dell International LLC/EMC Corp.
4.900% due 10/01/26  760,000 763,132
6.020% due 06/15/26  760,000 769,922
Marvell Technology, Inc.
1.650% due 04/15/26  200,000 194,113
Micron Technology, Inc.
5.327% due 02/06/29  370,000 375,574
6.750% due 11/01/29  240,000 257,566
VMware LLC
1.400% due 08/15/26  840,000 804,641
4,549,137
Utilities - 2.2%
AES Corp.
1.375% due 01/15/26  60,000 58,362
5.450% due 06/01/28  760,000 773,420
CenterPoint Energy, Inc.
5.250% due 08/10/26  60,000 60,564
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 59,264
Dominion Energy, Inc.
1.450% due 04/15/26  600,000 580,984
2.850% due 08/15/26  60,000 58,646
Exelon Corp.
2.750% due 03/15/27  860,000 832,605
FirstEnergy Corp.
3.900% due 07/15/27  800,000 786,848
NiSource, Inc.
5.250% due 03/30/28  560,000 569,866
Pacific Gas & Electric Co.
5.450% due 06/15/27  800,000 808,366
Southern Co.
5.500% due 03/15/29  40,000 41,264
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 518,000 520,014
5,150,203
Total Corporate Bonds & Notes
    (Cost $120,588,671) 120,846,072

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 4.2%
Collateralized Mortgage Obligations - Commercial - 4.2%
Benchmark Mortgage Trust
3.042% due 08/15/52  $ 461,683 $ 447,018
BLP Commercial Mortgage Trust
5.661% (SOFR + 1.342%)
due 03/15/41 ~ § 94,883 94,822
BX Commercial Mortgage Trust
5.104% (SOFR + 0.784%)
due 06/15/38 ~ § 621,607 619,474
5.612% (SOFR + 1.293%)
due 12/15/39 ~ § 366,646 366,245
5.711% (SOFR + 1.392%)
due 03/15/41 ~ § 757,480 759,532
5.761% (SOFR + 1.442%)
due 02/15/39 ~ § 380,056 380,767
5.763% (SOFR + 1.443%)
due 04/15/40 ~ § 405,000 405,385
BX Trust
5.069% (SOFR + 0.750%)
due 10/15/26 ~ § 96,963 96,458
5.463% (SOFR + 1.144%)
due 03/15/30 ~ § 492,000 490,205
5.469% (SOFR + 1.150%)
due 02/15/35 ~ § 227,000 224,509
5.713% (SOFR + 1.393%)
due 03/15/30 ~ § 72,000 71,668
5.761% (SOFR + 1.442%)
due 04/15/41 ~ § 349,102 350,210
5.810% (SOFR + 1.491%)
due 04/15/37 ~ § 87,441 87,504
CD Mortgage Trust
2.622% due 08/10/49  762,253 752,070
DTP Commercial Mortgage Trust
5.454% due 01/15/41 ~ § 100,000 102,211
ELP Commercial Mortgage Trust
5.135% (SOFR + 0.815%)
due 11/15/38 ~ § 722,159 719,332
Extended Stay America Trust
5.513% (SOFR + 1.194%)
due 07/15/38 ~ § 181,025 180,976
GS Mortgage Securities Trust
4.106% due 07/10/51 § 104,251 103,211
Hilton USA Trust
4.194% due 11/05/38 ~ § 171,000 168,784
JPMDB Commercial Mortgage Securities
Trust
3.492% due 03/15/50  105,494 104,208
Morgan Stanley Capital I Trust
1.925% due 07/15/53  800,000 735,317
SREIT Trust
5.164% (SOFR + 0.845%)
due 11/15/38 ~ § 214,892 213,652
5.513% (SOFR + 1.194%)
due 11/15/38 ~ § 88,070 87,574
TCO Commercial Mortgage Trust
5.562% (SOFR + 1.243%)
due 12/15/39 ~ § 213,000 212,756
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  766,415 750,624
3.063% due 12/15/52  54,933 53,231
a
Principal
Amount Value
3.933% due 03/15/52  $ 939,662 $ 928,158
5.270% due 03/15/38 ~ § 143,000 142,817
9,648,718
Collateralized Mortgage Obligations - Residential - 0.0%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 100,000 97,276
Total Mortgage-Backed Securities
    (Cost $9,728,873) 9,745,994
ASSET-BACKED SECURITIES - 14.0%
Automobile Other - 1.2%
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ 235,000 235,244
4.910% due 03/15/30 ~ 395,000 395,578
5.099% (SOFR + 0.750%)
due 03/15/29 ~ § 130,000 130,389
5.499% (SOFR + 1.150%)
due 06/15/28 ~ § 1,247,000 1,256,200
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  485,000 488,076
Securitized Term Auto Receivables Trust
(Canada)
5.038% due 07/25/31 ~ 63,205 63,545
5.185% due 07/25/31 ~ 261,848 263,260
2,832,292
Automobile Sequential - 4.7%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 635,000 633,862
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  50,000 50,245
CarMax Auto Owner Trust
4.840% due 01/15/30  20,000 20,225
Carvana Auto Receivables Trust
4.640% due 01/10/30  495,000 496,581
Enterprise Fleet Financing LLC
4.820% due 02/20/29 ~ 365,000 368,207
5.060% due 03/20/31 ~ 150,000 152,817
5.160% due 09/20/30 ~ 150,000 152,413
Ford Credit Auto Lease Trust
4.720% due 06/15/28  520,000 522,850
Ford Credit Auto Owner Trust
1.370% due 10/17/33 ~ 150,000 145,298
1.530% due 05/15/34 ~ 150,000 143,187
4.450% due 10/15/29  790,000 792,763
4.610% due 08/15/29  25,000 25,176
Ford Credit Floorplan Master Owner Trust A
5.099% (SOFR + 0.750%)
due 04/15/29 ~ § 930,000 934,140
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  980,000 985,118
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 143,154
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 100,624
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  770,000 774,496
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 320,000 322,281
5.410% due 05/17/27 ~ 125,000 126,153

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  $ 15,000 $ 15,146
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ 364,000 364,823
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  515,000 516,452
4.740% due 01/16/29  145,000 145,623
SFS Auto Receivables Securitization Trust
4.750% due 07/22/30 ~ 940,000 947,604
Toyota Auto Loan Extended Note Trust
1.070% due 02/27/34 ~ 150,000 145,495
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 650,000 654,382
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 120,817
Wheels Fleet Lease Funding 1 LLC
4.570% due 01/18/40 ~ 770,000 768,646
World Omni Auto Receivables Trust
4.730% due 03/15/30  415,000 419,723
10,988,301
Credit Card Bullet - 0.9%
American Express Credit Account Master
Trust
4.650% due 07/15/29  180,000 181,633
BA Credit Card Trust
4.790% due 05/15/28  111,000 111,540
Capital One Multi-Asset Execution Trust
2.060% due 08/15/28  95,000 92,178
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 1,000,000 1,010,181
5.530% due 05/15/29 ~ 650,000 656,163
2,051,695
Other Asset-Backed Securities - 7.2%
Affirm Asset Securitization Trust
5.220% due 12/17/29 ~ 72,252 72,232
ARES LII CLO Ltd. (Cayman)
5.181% (SOFR + 0.880%)
due 04/22/31 ~ § 455,000 454,280
ARES XLV CLO Ltd. (Cayman)
5.552% (SOFR + 1.250%)
due 10/15/30 ~ § 1,000,000 1,001,146
ARES XXXIV CLO Ltd. (Cayman)
5.623% (SOFR + 1.320%)
due 04/17/33 ~ § 250,000 250,378
Barings CLO Ltd. (Cayman)
5.490% (SOFR + 1.140%)
due 01/20/36 ~ § 1,250,000 1,247,130
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 1,000,000 1,002,311
Bowling Green Park CLO LLC
5.309% (SOFR + 1.000%)
due 04/18/35 ~ § 250,000 249,995
Buckhorn Park CLO Ltd. (Cayman)
5.363% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 249,499
CCG Receivables Trust
4.480% due 10/14/32 ~ 100,000 100,158
Cedar Funding VI CLO Ltd. (Cayman)
5.605% (SOFR + 1.312%)
due 04/20/34 ~ § 150,000 150,005
Dext ABS LLC
4.590% due 08/16/27 ~ 180,000 180,124
4.770% due 08/15/35 ~ 255,000 255,652
a
Principal
Amount Value
DLLAA LLC
4.950% due 09/20/29 ~ $ 580,000 $ 587,894
Dllad LLC
5.300% due 07/20/29 ~ 150,000 152,596
Dryden 68 CLO Ltd. (Cayman)
5.402% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 249,104
Flatiron CLO 19 Ltd. (Cayman)
due 11/16/34 # ~ § 770,000 770,000
Flatiron RR CLO 22 LLC
5.234% (SOFR + 0.910%)
due 10/15/34 ~ § 710,000 704,679
Hartwick Park CLO Ltd. (Jersey)
5.453% (SOFR + 1.160%)
due 01/20/37 ~ § 250,000 250,361
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 810,000 818,234
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 940,000 948,085
5.260% due 11/15/28 ~ 150,000 152,613
Madison Park Funding XLV Ltd. (Cayman)
5.382% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 249,069
Madison Park Funding XXVII Ltd. (Cayman)
5.217% (SOFR + 0.900%)
due 04/20/38 ~ § 725,000 724,970
Magnetite XXVI Ltd. (Cayman)
5.166% (SOFR + 0.930%)
due 01/25/38 ~ § 490,000 487,798
Palmer Square Loan Funding Ltd. (Cayman)
5.099% (SOFR + 0.800%)
due 02/15/33 ~ § 250,000 249,056
5.402% (SOFR + 1.100%)
due 04/15/31 ~ § 775,913 775,593
5.702% (SOFR + 1.400%)
due 04/15/31 ~ § 900,000 901,452
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 100,000 100,342
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 100,000 100,330
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 950,000 958,021
Valley Stream Park CLO Ltd. (Jersey)
5.483% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 249,491
Verizon Master Trust
4.510% due 03/20/30  590,000 590,766
4.620% due 11/20/30  250,000 251,989
4.710% due 01/21/31  580,000 585,482
Voya CLO Ltd. (Cayman)
5.280% (SOFR + 1.000%)
due 01/20/38 ~ § 650,000 647,753
16,718,588
Total Asset-Backed Securities
    (Cost $32,496,147) 32,590,876
U.S. TREASURY OBLIGATIONS - 10.6%
U.S. Treasury Notes - 10.6%
3.500% due 09/30/26 ‡ 12,350,000 12,269,677

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, open futures contracts outstanding were as follows:
(b) As of March 31, 2025, swap agreements outstanding were as follows:
a
Principal
Amount Value
4.250% due 03/15/27 ‡ $ 12,350,000 $ 12,429,358
24,699,035
Total U.S. Treasury Obligations
    (Cost $24,627,642) 24,699,035
SHORT-TERM INVESTMENTS - 21.4%
U.S. Treasury Bills - 21.4%
4.311% due 06/26/25  25,100,000 24,848,763
4.324% due 07/22/25 ‡ 25,100,000 24,773,198
49,621,961
Total Short-Term Investments
(Cost $49,621,793) 49,621,961
TOTAL INVESTMENTS - 102.3%
(Cost $237,063,126) 237,503,938
DERIVATIVES - (3.8%) (8,913,412)
OTHER ASSETS & LIABILITIES, NET - 1.5% 3,495,488
NET ASSETS - 100.0% $ 232,086,014
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 06/25 368 $ 75,757,206 $ 76,239,251 ( $ 482,045 )
CBOT 5 Year U.S. Treasury Notes 06/25 69 7,336,522 7,462,781 (126,259)
ICE U.S. MSCI EAFE Index 06/25 156 19,332,452 18,847,140 485,312
Total Futures Contracts ( $ 122,992 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Daily Total Return Net EAFE SOFR + 0.275% S GSC 07/15/25 $ 26,606,802 ( $ 995,948 ) $ – ( $ 995,948 )
MSCI Daily Total Return Net EAFE SOFR + 0.540% S GSC 09/16/25 102,244,989 (3,837,777) – (3,837,777)
MSCI Daily Total Return Net EAFE SOFR + 0.460% S JPM 11/17/25 128,842,836 (4,832,122) – (4,832,122)
MSCI Daily Total Return Net Value EAFE SOFR + 0.345% S GSC 01/15/26 39,773,174 (1,032,138) – (1,032,138)
( $ 10,697,985 ) $ – ( $ 10,697,985 )
Total Return Swaps - Short
Pay Receive
Payment
Frequency
Receive Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Daily Trust Net Growth EAFE SOFR + 0.390% S CIT 01/15/26 $ 38,540,727 $ 1,907,565 $ – $ 1,907,565
a
Total Return Swaps ( $ 8,790,420 ) $ – ( $ 8,790,420 )
Total Swap Agreements ( $ 8,790,420 ) $ – ( $ 8,790,420 )

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(c) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 120,846,072 $ – $ 120,846,072 $ –
Mortgage-Backed Securities 9,745,994 – 9,745,994 –
Asset-Backed Securities 32,590,876 – 32,590,876 –
U.S. Treasury Obligations 24,699,035 – 24,699,035 –
Short-Term Investments 49,621,961 – 49,621,961 –
Derivatives:
Equity Contracts
Futures 485,312 485,312 – –
Swaps 1,907,565 – 1,907,565 –
Total Equity Contracts 2,392,877 485,312 1,907,565 –
Total Assets 239,896,815 485,312 239,411,503 –
Liabilities Derivatives:
Equity Contracts
Swaps (10,697,985) – (10,697,985) –
Interest Rate Contracts
Futures (608,304) (608,304) – –
Total Liabilities - Derivatives (11,306,289) (608,304) (10,697,985) –
Total Liabilities (11,306,289) (608,304) (10,697,985) –
Total $ 228,590,526 ( $ 122,992 ) $ 228,713,518 $ –

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.5%
Australia - 1.5%
spacing
Brambles Ltd. 686,891 $ 8,677,644
Belgium - 0.7%
spacing
UCB SA 23,002 4,049,838
Canada - 5.3%
spacing
Dollarama, Inc. 56,879 6,082,166
Loblaw Cos. Ltd. 64,089 8,981,055
Shopify, Inc. Class A * 69,992 6,676,187
Thomson Reuters Corp. 49,490 8,540,253
30,279,661
China - 2.6%
spacing
BYD Co. Ltd. Class H  80,920 4,097,507
Lenovo Group Ltd. 4,398,423 5,977,285
Zai Lab Ltd. * 235,621 860,585
Zai Lab Ltd. ADR * 118,258 4,273,844
15,209,221
Denmark - 3.3%
spacing
Novo Nordisk AS Class B  246,292 16,841,027
Zealand Pharma AS * 28,866 2,167,677
19,008,704
France - 12.6%
spacing
Airbus SE 55,476 9,768,525
Bureau Veritas SA 137,506 4,171,941
Danone SA 182,803 13,981,726
Hermes International SCA 2,839 7,469,744
L'Oreal SA 26,030 9,675,160
LVMH Moet Hennessy Louis Vuitton SE 15,648 9,690,464
Publicis Groupe SA 68,923 6,502,788
Safran SA 42,381 11,158,209
72,418,557
Germany - 7.9%
spacing
Deutsche Boerse AG 21,366 6,304,243
Deutsche Telekom AG 393,320 14,521,361
SAP SE 84,641 22,679,522
Siemens Energy AG * 35,756 2,119,686
45,624,812
India - 1.4%
spacing
HDFC Bank Ltd. 380,724 8,115,591
Israel - 1.9%
spacing
Check Point Software Technologies Ltd. * 47,482 10,822,097
Italy - 4.5%
spacing
Ferrari NV 20,329 8,681,708
Intesa Sanpaolo SpA 2,238,238 11,535,128
UniCredit SpA 102,477 5,752,248
25,969,084
Japan - 13.9%
spacing
Fujikura Ltd. 110,436 4,089,983
Hoya Corp. 52,248 5,896,625
Keyence Corp. 10,408 4,092,528
a Shares Value
Mitsubishi Heavy Industries Ltd. 426,100 $ 7,317,664
Mitsubishi UFJ Financial Group, Inc. 586,036 7,989,905
MonotaRO Co. Ltd. 141,002 2,634,020
Nomura Research Institute Ltd. 158,819 5,169,932
Sony Group Corp. 704,028 17,814,013
Terumo Corp. 353,118 6,644,276
Tokio Marine Holdings, Inc. 205,318 7,987,447
Tokyo Electron Ltd. 73,708 10,107,765
79,744,158
Netherlands - 4.6%
spacing
Adyen NV * ~ 2,837 4,348,540
Argenx SE * 19,178 11,316,855
ASML Holding NV 16,389 10,845,799
26,511,194
New Zealand - 0.5%
spacing
Xero Ltd. * 30,158 2,947,749
Singapore - 2.5%
spacing
Sea Ltd. ADR * 111,476 14,546,503
Spain - 3.7%
spacing
Banco Bilbao Vizcaya Argentaria SA 747,153 10,196,822
Industria de Diseno Textil SA 222,306 11,069,030
21,265,852
Sweden - 2.6%
spacing
Atlas Copco AB Class A  531,659 8,492,417
EQT AB 203,765 6,213,411
14,705,828
Switzerland - 4.2%
spacing
ABB Ltd. 180,577 9,317,399
Galderma Group AG 9,677 1,023,485
Givaudan SA 1,599 6,864,476
Sika AG 11,788 2,871,370
Straumann Holding AG 35,325 4,276,584
24,353,314
Taiwan - 1.3%
spacing
Taiwan Semiconductor Manufacturing Co.
Ltd. 264,468 7,448,208
United Kingdom - 16.4%
spacing
3i Group PLC 123,689 5,815,931
AstraZeneca PLC 78,464 11,522,018
Compass Group PLC 417,327 13,803,622
Lloyds Banking Group PLC 12,486,920 11,711,681
London Stock
Exchange
Group PLC 107,189 15,920,475
Marks & Spencer Group PLC 648,626 2,994,607
NatWest Group PLC 1,237,821 7,308,568
RELX PLC 304,522 15,296,329
Unilever PLC 173,106 10,328,719
94,701,950
United States - 7.1%
spacing
CRH PLC 91,303 8,031,925
Linde PLC 18,816 8,761,482
Schneider Electric SE 45,043 10,397,963
Spotify Technology SA * 12,399 6,819,822

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Trane Technologies PLC 20,585 $ 6,935,498
40,946,690
Total Common Stocks
    (Cost $531,439,686) 567,346,655
TOTAL INVESTMENTS - 98.5%
(Cost $531,439,686) 567,346,655
OTHER ASSETS & LIABILITIES, NET - 1.5% 8,574,726
NET ASSETS - 100.0% $ 575,921,381
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 8,677,644 $ – $ 8,677,644 $ –
Belgium 4,049,838 – 4,049,838 –
Canada 30,279,661 30,279,661 – –
China 15,209,221 4,273,844 10,935,377 –
Denmark 19,008,704 – 19,008,704 –
France 72,418,557 – 72,418,557 –
Germany 45,624,812 – 45,624,812 –
India 8,115,591 – 8,115,591 –
Israel 10,822,097 10,822,097 – –
Italy 25,969,084 – 25,969,084 –
Japan 79,744,158 – 79,744,158 –
Netherlands 26,511,194 – 26,511,194 –
New Zealand 2,947,749 – 2,947,749 –
Singapore 14,546,503 14,546,503 – –
Spain 21,265,852 – 21,265,852 –
Sweden 14,705,828 – 14,705,828 –
Switzerland 24,353,314 7,887,961 16,465,353 –
Taiwan 7,448,208 – 7,448,208 –
United Kingdom 94,701,950 – 94,701,950 –
United States 40,946,690 30,548,727 10,397,963 –
Total Common Stocks 567,346,655 98,358,793 468,987,862 –
Total $ 567,346,655 $ 98,358,793 $ 468,987,862 $ –

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.0%
Australia - 0.7%
spacing
Rio Tinto PLC 132,877 $ 7,973,973
Belgium - 0.7%
spacing
KBC Group NV 94,575 8,619,900
Canada - 3.5%
spacing
Canadian National Railway Co. 115,058 11,213,553
Intact Financial Corp. 42,367 8,655,934
Suncor Energy, Inc. 267,649 10,363,366
Toronto-Dominion Bank 178,341 10,686,456
40,919,309
China - 2.4%
spacing
NetEase, Inc. 537,800 11,047,815
Tencent Holdings Ltd. 264,723 16,914,715
27,962,530
Denmark - 2.5%
spacing
Carlsberg AS Class B  122,880 15,553,869
Novo Nordisk AS Class B  213,377 14,590,356
30,144,225
France - 14.7%
spacing
Air Liquide SA 173,367 32,930,207
Capgemini SE 136,362 20,489,485
Cie de Saint-Gobain SA 189,505 18,877,872
Cie Generale des Etablissements Michelin
SCA 280,029 9,842,054
Dassault Systemes SE 196,656 7,487,223
Edenred SE 317,160 10,306,575
Engie SA 923,773 18,000,469
EssilorLuxottica SA 63,464 18,288,323
Legrand SA 95,679 10,132,738
LVMH Moet Hennessy Louis Vuitton SE 29,545 18,296,573
Pernod Ricard SA 95,255 9,410,489
174,062,008
Germany - 9.2%
spacing
Beiersdorf AG 143,511 18,539,306
Deutsche Boerse AG 108,289 31,951,707
Merck KGaA 117,338 16,146,865
MTU Aero Engines AG 21,078 7,324,025
SAP SE 127,818 34,248,782
108,210,685
Hong Kong - 2.0%
spacing
AIA Group Ltd. 2,097,607 15,878,606
Prudential PLC 708,145 7,641,603
23,520,209
India - 1.4%
spacing
HDFC Bank Ltd. 536,536 11,436,912
Tata Consultancy Services Ltd. 129,860 5,462,762
16,899,674
Ireland - 1.2%
spacing
AIB Group PLC 2,120,398 13,696,097
a Shares Value
Israel - 1.2%
spacing
Check Point Software Technologies Ltd. * 63,364 $ 14,441,923
Italy - 4.1%
spacing
Eni SpA 803,546 12,428,055
Intesa Sanpaolo SpA 3,985,297 20,538,884
Ryanair Holdings PLC ADR 368,213 15,601,185
48,568,124
Japan - 17.4%
spacing
Daikin Industries Ltd. 118,800 12,892,010
Denso Corp. 998,500 12,387,961
FUJIFILM Holdings Corp. 465,300 8,914,667
Hitachi Ltd. 1,231,700 28,919,580
Hoya Corp. 46,500 5,247,915
Kose Corp. 112,700 4,676,904
Kyocera Corp. 642,900 7,261,575
Mitsubishi Electric Corp. 859,100 15,843,752
Olympus Corp. 721,800 9,448,883
Seven & i Holdings Co. Ltd. 905,000 13,105,210
Shin-Etsu Chemical Co. Ltd. 437,100 12,472,713
SMC Corp. 18,900 6,763,247
Sompo Holdings, Inc. 277,800 8,459,337
Sony Group Corp. 974,500 24,657,763
Sumitomo Mitsui Financial Group, Inc. 553,000 14,220,179
Terumo Corp. 583,200 10,973,503
ZOZO, Inc. 912,300 8,737,825
204,983,024
Netherlands - 1.7%
spacing
ING Groep NV 1,039,638 20,367,857
Portugal - 0.7%
spacing
Galp Energia SGPS SA 457,207 8,010,263
Singapore - 1.4%
spacing
DBS Group Holdings Ltd. 477,985 16,414,633
South Korea - 0.4%
spacing
Samsung Electronics Co. Ltd. 130,084 5,157,240
Spain - 1.6%
spacing
Amadeus IT Group SA 240,925 18,450,754
Switzerland - 7.4%
spacing
Cie Financiere Richemont SA Class A  139,536 24,358,212
Julius Baer Group Ltd. 122,797 8,511,798
Sika AG 27,744 6,758,000
Sonova Holding AG 25,134 7,338,634
UBS Group AG (XVTX) 612,764 18,820,797
Zurich Insurance Group AG 30,653 21,396,038
87,183,479
Taiwan - 1.7%
spacing
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 119,119 19,773,754
United Kingdom - 9.3%
spacing
Compass Group PLC 886,344 29,316,956
Diageo PLC 347,146 9,071,836
London Stock Exchange Group PLC 122,621 18,212,545

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
RELX PLC (REN LN) 407,006 $ 20,444,164
RELX PLC (REN NA) 5,341 268,446
Rolls-Royce Holdings PLC * 2,249,841 21,867,014
Tesco PLC 2,391,607 10,289,368
109,470,329
United States - 12.8%
spacing
Experian PLC 434,855 20,149,125
Linde PLC 28,252 13,155,261
Nestle SA 271,560 27,442,929
Novartis AG 201,976 22,433,434
Qiagen NV * 225,998 8,978,352
Roche Holding AG 84,480 27,804,700
Schneider Electric SE 135,801 31,349,017
151,312,818
Total Common Stocks
    (Cost $951,567,891) 1,156,142,808
Principal
Amount
SHORT-TERM INVESTMENTS - 0.6%
U.S. Government Agency Issues - 0.6%
Federal Home Loan Bank Discount Notes
4.361% due 04/01/25  $ 2,720,000 2,719,682
Federal Home Loan Mortgage Corp.
Discount Notes
4.361% due 04/01/25  1,025,000 1,024,880
Federal National Mortgage Association
Discount Notes
4.361% due 04/01/25  3,363,000 3,362,607
7,107,169
Total Short-Term Investments
(Cost $7,108,000) 7,107,169
TOTAL INVESTMENTS - 98.6%
(Cost $958,675,891) 1,163,249,977
OTHER ASSETS & LIABILITIES, NET - 1.4% 16,052,106
NET ASSETS - 100.0% $ 1,179,302,083

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 7,973,973 $ – $ 7,973,973 $ –
Belgium 8,619,900 – 8,619,900 –
Canada 40,919,309 40,919,309 – –
China 27,962,530 – 27,962,530 –
Denmark 30,144,225 – 30,144,225 –
France 174,062,008 – 174,062,008 –
Germany 108,210,685 – 108,210,685 –
Hong Kong 23,520,209 – 23,520,209 –
India 16,899,674 – 16,899,674 –
Ireland 13,696,097 – 13,696,097 –
Israel 14,441,923 14,441,923 – –
Italy 48,568,124 15,601,185 32,966,939 –
Japan 204,983,024 – 204,983,024 –
Netherlands 20,367,857 – 20,367,857 –
Portugal 8,010,263 – 8,010,263 –
Singapore 16,414,633 – 16,414,633 –
South Korea 5,157,240 – 5,157,240 –
Spain 18,450,754 – 18,450,754 –
Switzerland 87,183,479 – 87,183,479 –
Taiwan 19,773,754 19,773,754 – –
United Kingdom 109,470,329 – 109,470,329 –
United States 151,312,818 13,155,261 138,157,557 –
Total Common Stocks 1,156,142,808 103,891,432 1,052,251,376 –
Short-Term Investments 7,107,169 – 7,107,169 –
Total $ 1,163,249,977 $ 103,891,432 $ 1,059,358,545 $ –

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 92.5%
Australia - 4.1%
spacing
Amotiv Ltd. 540,681 $ 3,027,790
AUB Group Ltd. 148,987 2,888,184
Deterra Royalties Ltd. 800,343 1,810,250
Imdex Ltd. 2,580,913 4,804,694
Inghams Group Ltd. 1,480,646 2,910,445
Nanosonics Ltd. * 212,270 607,054
nib holdings Ltd. 459,014 1,979,855
Servcorp Ltd. 120,860 411,581
18,439,853
Austria - 3.0%
spacing
Eurotelesites AG * 156,243 875,138
Mayr Melnhof Karton AG 33,889 2,900,216
Strabag SE 40,925 2,925,070
Telekom Austria AG 344,114 3,214,860
Wienerberger AG 114,211 3,807,228
13,722,512
Belgium - 1.4%
spacing
Econocom Group SA NV 207,564 403,990
Fagron 291,436 5,973,921
6,377,911
Brazil - 1.0%
spacing
Afya Ltd. Class A * 84,550 1,515,981
Atacadao SA 734,080 932,643
Hypera SA 487,972 1,656,374
LOG Commercial Properties e Participacoes
SA 159,695 510,167
4,615,165
Canada - 2.9%
spacing
CCL Industries, Inc. Class B  84,010 4,103,445
ECN Capital Corp. 89,330 160,155
North West Co., Inc. 129,640 4,580,034
Open Text Corp. 106,230 2,681,125
Parkland Corp. 27,070 677,573
Quebecor, Inc. Class A  38,900 1,020,448
13,222,780
Cayman - 0.0%
spacing
Patria Investments Ltd. Class A  14,890 168,108
China - 4.2%
spacing
Best Pacific International Holdings Ltd. ~ 1,531,826 592,537
Consun Pharmaceutical Group Ltd. 1,667,000 1,976,759
Far East Horizon Ltd. 5,003,287 4,095,758
Horizon Construction Development Ltd. 478,030 70,647
Precision Tsugami China Corp. Ltd. ~ 852,572 2,604,881
Qingdao Port International Co. Ltd.
Class H ~ 6,014,772 4,977,881
Shenzhen YUTO Packaging Technology Co.
Ltd. Class A  926,045 3,224,210
Yangzijiang Shipbuilding Holdings Ltd. 884,400 1,552,146
19,094,819
Denmark - 1.1%
spacing
Spar Nord Bank AS * 162,444 4,908,883
a Shares Value
Finland - 1.2%
spacing
Huhtamaki OYJ 109,615 $ 3,902,621
Nanoform Finland PLC * 221,203 291,808
Tokmanni Group Corp. 104,897 1,439,197
5,633,626
France - 3.2%
spacing
Altarea SCA REIT 25,650 2,779,081
Antin Infrastructure Partners SA 81,567 928,171
ARGAN SA REIT 38,989 2,591,773
IPSOS SA 48,195 2,184,591
Thermador Groupe 33,262 2,389,743
Vallourec SACA * 189,587 3,569,486
14,442,845
Germany - 2.2%
spacing
JOST Werke SE ~ 16,240 921,106
Norma Group SE 29,480 406,976
Rheinmetall AG 2,576 3,686,056
Stabilus SE 48,459 1,273,156
Takkt AG 19,559 172,816
Talanx AG 34,576 3,636,572
10,096,682
Greece - 2.2%
spacing
Athens International Airport SA 214,898 2,115,829
Metlen Energy & Metals SA 121,629 5,360,292
OPAP SA 124,596 2,475,208
9,951,329
Hong Kong - 1.8%
spacing
ASMPT Ltd. 408,456 2,878,775
Sino Land Co. Ltd. 2,508,204 2,510,799
WH Group Ltd. ~ 2,957,770 2,715,835
8,105,409
Hungary - 0.3%
spacing
Richter Gedeon Nyrt 51,196 1,410,156
Indonesia - 0.8%
spacing
Bank Syariah Indonesia Tbk. PT 8,558,000 1,199,328
Selamat Sempurna Tbk. PT 20,535,500 2,105,467
Sumber Alfaria Trijaya Tbk. PT 1,104,000 136,649
3,441,444
Ireland - 1.9%
spacing
AerCap Holdings NV 24,717 2,525,336
Dalata Hotel Group PLC 459,384 2,583,547
Irish Residential Properties REIT PLC ◊ 2,855,786 2,905,771
Mincon Group PLC 991,784 461,139
8,475,793
Italy - 2.8%
spacing
Banca Generali SpA 49,875 2,810,011
Banca Mediolanum SpA 118,700 1,918,999
Pirelli & C SpA ~ 317,992 1,892,830
Recordati Industria Chimica e Farmaceutica
SpA 73,285 4,152,903
Sesa SpA 23,000 1,703,067
12,477,810

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Japan - 22.6%
spacing
Amano Corp. 89,550 $ 2,393,313
As One Corp. 159,710 2,479,216
ASKUL Corp. 273,150 2,784,270
BayCurrent, Inc. 78,070 3,383,091
Capcom Co. Ltd. 140,650 3,471,459
Daiichikosho Co. Ltd. 127,550 1,470,243
Daiwa Industries Ltd. 45,560 520,472
Dentsu Soken, Inc. 46,500 1,894,279
Dexerials Corp. 225,350 2,791,386
Ebara Corp. 246,900 3,757,960
Fuji Electric Co. Ltd. 55,010 2,351,664
Funai Soken Holdings, Inc. 107,310 1,655,890
Hokuhoku Financial Group, Inc. 202,410 3,511,020
Inaba Denki Sangyo Co. Ltd. 143,640 3,660,448
Isuzu Motors Ltd. 230,110 3,128,941
Kamigumi Co. Ltd. 161,130 3,771,008
Kawasaki Heavy Industries Ltd. 65,200 3,935,475
Kuraray Co. Ltd. 271,230 3,342,222
Kyoto Financial Group, Inc. 165,900 2,547,446
Maruwa Co. Ltd. 12,240 2,532,378
MEITEC Group Holdings, Inc. 161,660 3,155,945
Mitani Corp. 115,540 1,534,555
Nishimoto Co. Ltd. 141,997 1,821,632
NOF Corp. 264,060 3,588,635
NSD Co. Ltd. 169,700 3,801,436
PALTAC Corp. 121,850 3,246,170
Persol Holdings Co. Ltd. 1,302,580 2,170,364
Prestige International, Inc. 100,070 443,097
Renesas Electronics Corp. 226,980 3,044,403
Roland Corp. 36,840 928,895
S Foods, Inc. 64,100 1,064,637
San-Ai Obbli Co. Ltd. 238,550 2,750,206
Ship Healthcare Holdings, Inc. 261,450 3,499,189
Starts Corp., Inc. 53,800 1,414,264
SUMCO Corp. 213,340 1,445,651
TechnoPro Holdings, Inc. 144,110 3,191,317
TIS, Inc. 99,940 2,765,628
TKC Corp. 65,480 1,688,020
Tsuruha Holdings, Inc. 65,960 4,095,878
WingArc1st, Inc. 55,250 1,273,343
102,305,446
Mexico - 0.7%
spacing
Bolsa Mexicana de Valores SAB de CV 463,199 769,113
Gruma SAB de CV Class B  64,836 1,170,720
Grupo Comercial Chedraui SA de CV 217,370 1,226,606
3,166,439
Netherlands - 1.0%
spacing
Acomo NV 40,832 944,845
Arcadis NV 72,811 3,717,137
4,661,982
Norway - 1.9%
spacing
Europris ASA ~ 571,285 4,567,024
SpareBank 1 SMN 231,296 4,025,481
8,592,505
Peru - 0.2%
spacing
Intercorp Financial Services, Inc. 29,585 980,151
a Shares Value
Philippines - 1.7%
spacing
Century Pacific Food, Inc. 6,785,555 $ 4,333,981
Robinsons Land Corp. 15,692,659 3,224,222
7,558,203
Singapore - 1.3%
spacing
Hour Glass Ltd. 1,226,082 1,423,608
HRnetgroup Ltd. ~ 1,747,365 916,051
Mapletree Industrial Trust REIT 2,210,609 3,447,755
5,787,414
South Africa - 0.6%
spacing
Pepkor Holdings Ltd. ~ 1,935,135 2,694,519
South Korea - 0.4%
spacing
Soulbrain Co. Ltd. 4,450 576,665
Vitzrocell Co. Ltd. 65,700 1,054,789
1,631,454
Spain - 4.1%
spacing
CIE Automotive SA 137,709 3,362,685
Grupo Catalana Occidente SA 110,891 5,881,409
Logista Integral SA 134,031 4,259,717
Prosegur Cia de Seguridad SA 1,247,923 2,834,657
Viscofan SA 29,840 2,061,796
18,400,264
Sweden - 2.2%
spacing
Alligo AB Class B  131,203 1,758,789
Beijer Alma AB 95,049 1,844,884
Granges AB 333,367 3,792,997
Hexpol AB 295,446 2,583,612
9,980,282
Taiwan - 3.3%
spacing
International Games System Co. Ltd. 141,660 3,335,255
Sporton International, Inc. 402,619 2,362,127
Test Research, Inc. 583,947 1,952,580
Tripod Technology Corp. 669,799 4,015,374
Yageo Corp. 216,952 3,195,378
14,860,714
Thailand - 0.4%
spacing
Star Petroleum Refining PCL 11,147,047 1,782,774
United Kingdom - 13.6%
spacing
Ashtead Technology Holdings PLC 803,391 5,489,855
Bodycote PLC 327,419 2,366,565
Close Brothers Group PLC * 367,000 1,327,927
ConvaTec Group PLC ~ 859,416 2,870,924
DCC PLC 34,112 2,279,767
Direct Line Insurance Group PLC 622,753 2,266,010
Grainger PLC 1,379,561 3,621,203
Harbour Energy PLC 714,448 1,942,843
Hiscox Ltd. 322,018 4,891,767
Informa PLC 295,883 2,966,788
Intermediate Capital Group PLC 102,020 2,598,374
JET2 PLC 183,294 2,933,579
Lancashire Holdings Ltd. 332,789 2,484,706
LSL Property Services PLC 245,404 859,071
On the Beach Group PLC ~ 391,439 1,130,108

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, restricted securities were as follows:
a Shares Value
Pets at Home Group PLC 130,820 $ 365,687
Premier Foods PLC 1,930,576 4,588,629
Rathbones Group PLC 134,776 2,705,464
Sabre Insurance Group PLC ~ 2,328,586 3,886,271
Savills PLC 257,993 3,182,655
Subsea 7 SA 142,167 2,273,114
Tate & Lyle PLC 400,419 2,676,722
Vistry Group PLC * 281,557 2,078,256
61,786,285
United States - 4.4%
spacing
Antero Resources Corp. * 117,691 4,759,424
Core Natural Resources, Inc. 20,700 1,595,970
GCC SAB de CV 303,660 2,788,131
Impro Precision Industries Ltd. ~ 5,463,081 2,155,339
Liberty Latin America Ltd. Class A * 43,000 272,190
Ovintiv, Inc. 67,500 2,889,000
RHI Magnesita NV 93,932 3,705,353
Smurfit WestRock PLC 40,780 1,837,547
20,002,954
Total Common Stocks
    (Cost $419,928,680) 418,776,511
EXCHANGE-TRADED FUNDS - 4.6%
iShares MSCI India 339,430 17,473,856
Vanguard FTSE All World ex-U.S. Small-Cap
ETF 30,000 3,468,000
a
Total Exchange-Traded Funds
    (Cost $21,855,932) 20,941,856
TOTAL INVESTMENTS - 97.1%
(Cost $441,784,612) 439,718,367
OTHER ASSETS & LIABILITIES, NET - 2.9% 12,922,105
NET ASSETS - 100.0% $ 452,640,472
Issuer and Acquisition Date Cost Value
Value as a % of
Net Assets
Irish Residential Properties REIT
PLC Acq 10/20/21 $2,797,070 $2,905,771 0.6%

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 18,439,853 $ 411,581 $ 18,028,272 $ –
Austria 13,722,512 7,015,068 6,707,444 –
Belgium 6,377,911 403,990 5,973,921 –
Brazil 4,615,165 4,615,165 – –
Canada 13,222,780 13,222,780 – –
Cayman 168,108 168,108 – –
China 19,094,819 9,736,823 9,357,996 –
Denmark 4,908,883 4,908,883 – –
Finland 5,633,626 291,808 5,341,818 –
France 14,442,845 2,779,081 11,663,764 –
Germany 10,096,682 – 10,096,682 –
Greece 9,951,329 – 9,951,329 –
Hong Kong 8,105,409 – 8,105,409 –
Hungary 1,410,156 1,410,156 – –
Indonesia 3,441,444 – 3,441,444 –
Ireland 8,475,793 5,892,246 2,583,547 –
Italy 12,477,810 – 12,477,810 –
Japan 102,305,446 – 102,305,446 –
Mexico 3,166,439 3,166,439 – –
Netherlands 4,661,982 944,845 3,717,137 –
Norway 8,592,505 – 8,592,505 –
Peru 980,151 980,151 – –
Philippines 7,558,203 4,333,981 3,224,222 –
Singapore 5,787,414 1,423,608 4,363,806 –
South Africa 2,694,519 2,694,519 – –
South Korea 1,631,454 – 1,631,454 –
Spain 18,400,264 7,943,205 10,457,059 –
Sweden 9,980,282 – 9,980,282 –
Taiwan 14,860,714 – 14,860,714 –
Thailand 1,782,774 – 1,782,774 –
United Kingdom 61,786,285 35,194,514 26,591,771 –
United States 20,002,954 16,297,601 3,705,353 –
Total Common Stocks 418,776,511 123,834,552 294,941,959 –
Exchange-Traded Funds 20,941,856 20,941,856 – –
Total $ 439,718,367 $ 144,776,408 $ 294,941,959 $ –

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
PREFERRED STOCKS - 1.7%
Brazil - 0.2%
spacing
Raizen SA 8,838,041 $ 2,865,245
Germany - 1.5%
spacing
Henkel AG & Co. KGaA 55,719 4,433,400
Volkswagen AG 125,631 12,819,155
17,252,555
Total Preferred Stocks
    (Cost $23,480,903) 20,117,800
COMMON STOCKS - 95.9%
Austria - 2.1%
spacing
ams-OSRAM AG * 164,937 1,453,031
Erste Group Bank AG 203,260 14,059,709
Mondi PLC 558,571 8,332,323
23,845,063
Belgium - 1.1%
spacing
Ageas SA 170,834 10,240,354
Proximus SADP 308,620 2,280,398
12,520,752
Brazil - 3.9%
spacing
Ambev SA 4,073,971 9,637,973
Atacadao SA 2,192,207 2,785,182
Banco Bradesco SA ADR 5,429,019 12,106,712
Lojas Renner SA 2,154,884 4,618,323
Natura & Co. Holding SA 1,658,665 2,903,743
Telefonica Brasil SA 1,081,476 9,443,691
Ultrapar Participacoes SA 1,249,043 3,745,082
45,240,706
Canada - 0.8%
spacing
Barrick Gold Corp. 474,728 9,217,123
China - 1.4%
spacing
Alibaba Group Holding Ltd. 304,513 5,038,462
Baidu, Inc. Class A * 600,266 6,928,357
China Mengniu Dairy Co. Ltd. 1,852,350 4,575,163
16,541,982
Finland - 1.0%
spacing
Nokia OYJ (OMXH) 2,142,217 11,282,607
France - 12.7%
spacing
AXA SA 414,402 17,705,630
BNP Paribas SA 217,129 18,147,494
Carrefour SA 631,767 9,035,468
Cie de Saint-Gobain SA 114,542 11,410,301
Engie SA 875,304 17,056,011
Orange SA 1,170,248 15,159,547
Renault SA 160,305 8,120,489
Societe Generale SA 565,408 25,507,751
TotalEnergies SE 328,272 21,151,526
Valeo SE 400,610 3,761,107
147,055,324
a Shares Value
Germany - 5.5%
spacing
BASF SE 219,245 $ 10,990,491
Continental AG 90,209 6,361,519
Daimler Truck Holding AG 287,856 11,660,920
Evonik Industries AG 414,596 8,988,021
Fresenius SE & Co. KGaA * 301,531 12,873,452
Heidelberg Materials AG 44,586 7,685,624
Mercedes-Benz Group AG 78,164 4,617,277
63,177,304
Hong Kong - 2.8%
spacing
ASMPT Ltd. 359,705 2,535,181
CK Asset Holdings Ltd. 1,540,558 6,233,022
Prudential PLC 1,503,181 16,220,848
WH Group Ltd. ~ 8,436,805 7,746,704
32,735,755
India - 0.3%
spacing
Canara Bank 3,401,761 3,519,799
Indonesia - 0.3%
spacing
Bank Negara Indonesia Persero Tbk. PT * 14,801,566 3,754,187
Ireland - 1.7%
spacing
AIB Group PLC 1,386,298 8,954,391
Bank of Ireland Group PLC 902,593 10,664,419
19,618,810
Italy - 5.1%
spacing
BPER Banca SpA 1,510,109 11,853,889
Eni SpA 1,132,688 17,518,734
UniCredit SpA 516,916 29,015,573
58,388,196
Ivory Coast - 0.3%
spacing
Endeavour Mining PLC 161,885 3,890,055
Japan - 19.1%
spacing
Alfresa Holdings Corp. 244,520 3,461,188
Alps Alpine Co. Ltd. 206,866 2,116,664
Amada Co. Ltd. 286,970 2,794,971
Chiba Bank Ltd. 790,590 7,483,440
Dai-ichi Life Holdings, Inc. 412,820 3,152,097
Dentsu Group, Inc. 380,060 8,393,469
Eisai Co. Ltd. 48,424 1,347,991
Hakuhodo DY Holdings, Inc. 441,230 3,201,591
Hino Motors Ltd. * 603,578 1,703,372
Honda Motor Co. Ltd. 819,728 7,418,188
Horiba Ltd. 54,100 3,631,547
Isuzu Motors Ltd. 89,401 1,215,638
Japan Airlines Co. Ltd. 243,267 4,167,002
Japan Post Insurance Co. Ltd. 433,290 8,830,434
JGC Holdings Corp. 404,870 3,192,323
Kirin Holdings Co. Ltd. 208,217 2,885,088
Koito Manufacturing Co. Ltd. 574,320 7,083,726
Kubota Corp. 916,220 11,322,097
Makita Corp. 19,388 642,392
Mitsubishi Estate Co. Ltd. 683,227 11,167,980
Mitsubishi Gas Chemical Co., Inc. 222,520 3,476,576
Nikon Corp. 295,862 2,938,273
Nippon Television Holdings, Inc. 265,127 5,445,387

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Nissan Motor Co. Ltd. * 2,060,598 $ 5,284,763
Ono Pharmaceutical Co. Ltd. 312,620 3,363,366
Persol Holdings Co. Ltd. 3,038,970 5,063,544
Resona Holdings, Inc. 985,835 8,608,119
Rinnai Corp. 196,850 4,547,279
Rohm Co. Ltd. 714,095 6,899,313
Sega Sammy Holdings, Inc. 221,860 4,283,841
Stanley Electric Co. Ltd. 239,316 4,514,054
Subaru Corp. 412,608 7,389,458
Sumitomo Heavy Industries Ltd. 173,601 3,556,143
Sumitomo Mitsui Trust Group, Inc. 553,884 13,941,965
Sumitomo Rubber Industries Ltd. 321,083 4,059,752
T&D Holdings, Inc. 802,906 17,184,623
Taiheiyo Cement Corp. 103,671 2,714,387
Takeda Pharmaceutical Co. Ltd. 244,578 7,248,991
THK Co. Ltd. 133,199 3,265,035
Tsuruha Holdings, Inc. 83,276 5,171,140
Yamato Holdings Co. Ltd. 452,377 5,928,318
220,095,525
Luxembourg - 0.2%
spacing
RTL Group SA 66,856 2,534,902
Mexico - 1.2%
spacing
America Movil SAB de CV ADR 592,707 8,428,293
Fresnillo PLC 431,751 5,249,322
13,677,615
Netherlands - 5.4%
spacing
ABN AMRO Bank NV ~ 647,061 13,634,463
ING Groep NV 749,590 14,685,440
Koninklijke Philips NV 516,816 13,157,157
NN Group NV 232,659 12,946,479
Randstad NV 183,849 7,641,913
62,065,452
Norway - 0.1%
spacing
Norsk Hydro ASA 174,874 1,010,945
Pakistan - 0.2%
spacing
VEON Ltd. ADR * 53,990 2,354,504
Russia - 0.0%
spacing
Gazprom PJSC * ± Ω 340,336 –
Gazprom PJSC ADR * ± Ω 143,066 –
LUKOIL PJSC ADR * ± Ω 24,064 –
Mobile TeleSystems PJSC ADR * ± Ω 327,186 –
Sberbank of Russia PJSC * ± Ω 927,996 –
–
South Africa - 1.6%
spacing
Anglo American PLC 209,207 5,863,728
MTN Group Ltd. 1,232,460 8,283,395
Old Mutual Ltd. 6,322,163 4,103,285
18,250,408
South Korea - 4.1%
spacing
Coway Co. Ltd. 75,365 4,151,734
Hankook Tire & Technology Co. Ltd. 83,293 2,242,697
Hyundai Mobis Co. Ltd. 48,886 8,699,483
KB Financial Group, Inc. 162,672 8,817,426
KT Corp. ADR 611,070 10,822,050
a Shares Value
Shinhan Financial Group Co. Ltd. 379,056 $ 12,130,873
46,864,263
Sweden - 1.6%
spacing
SKF AB Class B * 412,059 8,347,723
Telefonaktiebolaget LM Ericsson Class B  1,242,264 9,665,747
18,013,470
Switzerland - 2.2%
spacing
Adecco Group AG 206,478 6,208,930
Swatch Group AG 45,556 7,855,976
UBS Group AG (XVTX) 373,502 11,471,962
25,536,868
Taiwan - 0.1%
spacing
Catcher Technology Co. Ltd. 207,515 1,322,253
Thailand - 1.3%
spacing
Kasikornbank PCL 3,046,301 14,501,919
United Kingdom - 11.6%
spacing
Babcock International Group PLC 299,071 2,814,439
British American Tobacco PLC 654,099 26,833,979
British Land Co. PLC REIT 1,057,394 5,062,709
BT Group PLC 5,211,122 11,177,636
Burberry Group PLC 435,685 4,388,588
CK Hutchison Holdings Ltd. 1,258,691 7,095,160
easyJet PLC 1,427,056 8,205,736
J Sainsbury PLC 1,115,560 3,400,316
Kingfisher PLC 2,032,813 6,696,096
Land Securities Group PLC REIT 887,279 6,324,029
Reckitt Benckiser Group PLC 203,871 13,785,847
Standard Chartered PLC 1,556,783 23,101,660
Tate & Lyle PLC 700,954 4,685,739
WPP PLC 1,368,740 10,401,085
133,973,019
United States - 8.2%
spacing
BP PLC 3,394,887 19,050,237
GSK PLC 1,211,045 23,143,296
Novartis AG 181,270 20,133,622
Shell PLC 884,694 32,203,116
94,530,271
Total Common Stocks
    (Cost $980,990,649) 1,105,519,077
EXCHANGE-TRADED FUNDS - 0.4%
iShares Core MSCI EAFE 60,482 4,575,463
a
Total Exchange-Traded Funds
    (Cost $4,700,302) 4,575,463
TOTAL INVESTMENTS - 98.0%
(Cost $1,009,171,854) 1,130,212,340
OTHER ASSETS & LIABILITIES, NET - 2.0% 22,963,349
NET ASSETS - 100.0% $ 1,153,175,689

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks
Brazil $ 2,865,245 $ 2,865,245 $ – $ –
Germany 17,252,555 – 17,252,555 –
Total Preferred Stocks 20,117,800 2,865,245 17,252,555 –
Common Stocks
Austria 23,845,063 – 23,845,063 –
Belgium 12,520,752 – 12,520,752 –
Brazil 45,240,706 45,240,706 – –
Canada 9,217,123 9,217,123 – –
China 16,541,982 – 16,541,982 –
Finland 11,282,607 – 11,282,607 –
France 147,055,324 – 147,055,324 –
Germany 63,177,304 – 63,177,304 –
Hong Kong 32,735,755 – 32,735,755 –
India 3,519,799 – 3,519,799 –
Indonesia 3,754,187 – 3,754,187 –
Ireland 19,618,810 – 19,618,810 –
Italy 58,388,196 – 58,388,196 –
Ivory Coast 3,890,055 3,890,055 – –
Japan 220,095,525 – 220,095,525 –
Luxembourg 2,534,902 – 2,534,902 –
Mexico 13,677,615 8,428,293 5,249,322 –
Netherlands 62,065,452 – 62,065,452 –
Norway 1,010,945 – 1,010,945 –
Pakistan 2,354,504 2,354,504 – –
South Africa 18,250,408 12,386,680 5,863,728 –
South Korea 46,864,263 10,822,050 36,042,213 –
Sweden 18,013,470 – 18,013,470 –
Switzerland 25,536,868 – 25,536,868 –
Taiwan 1,322,253 – 1,322,253 –
Thailand 14,501,919 – 14,501,919 –
United Kingdom 133,973,019 4,685,739 129,287,280 –
United States 94,530,271 – 94,530,271 –
Total Common Stocks 1,105,519,077 97,025,150 1,008,493,927 –
Exchange-Traded Funds 4,575,463 4,575,463 – –
Total $ 1,130,212,340 $ 104,465,858 $ 1,025,746,482 $ –

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Abiomed, Inc. - Contingent Value
Rights * ± Ω 11,083 $ 23,829
Frequency Therapeutics, Inc. - Contingent
Value Rights * ± Ω 19,740 –
Mirati Therapeutics, Inc. - Contingent Value
Rights * ± Ω 10,819 8,006
31,835
Total Rights
    (Cost $18,878) 31,835
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
CareMax, Inc. Exercise @ $11.50
Exp 06/08/26 * 3,646 –
Nuvation Bio, Inc. Exercise @ $11.50
Exp 07/07/27 * 3,472 760
760
Total Warrants
    (Cost $16,587) 760
COMMON STOCKS - 97.7%
Consumer, Non-Cyclical - 97.3%
spacing
4D Molecular Therapeutics, Inc. * 7,946 25,666
Abbott Laboratories 131,638 17,461,781
AbbVie, Inc. 124,986 26,187,067
AC Immune SA * (Switzerland)  17,650 33,005
Agilent Technologies, Inc. 10,661 1,247,124
Alcon AG 22,500 2,135,925
Align Technology, Inc. * 5,775 917,416
Alkermes PLC * 8,985 296,685
Allogene Therapeutics, Inc. * 76,069 111,061
Alnylam Pharmaceuticals, Inc. * 19,003 5,131,190
Amgen, Inc. 37,158 11,576,575
Arcellx, Inc. * 10,964 719,238
Argenx SE ADR * (Netherlands)  11,437 6,769,160
Ascendis Pharma AS ADR * (Denmark)  6,665 1,038,807
AstraZeneca PLC (United Kingdom)  17,075 2,507,372
Autolus Therapeutics PLC ADR * (United
Kingdom)  45,871 71,100
Avidity Biosciences, Inc. * 12,580 371,362
Beam Therapeutics, Inc. * 9,933 193,991
Becton Dickinson & Co. 29,457 6,747,420
Bio-Techne Corp. 11,750 688,902
Biogen, Inc. * 13,418 1,836,119
Biohaven Ltd. * 12,136 291,749
BioMarin Pharmaceutical, Inc. * 15,082 1,066,147
BioNTech SE ADR * (Germany)  5,395 491,269
Blueprint Medicines Corp. * 19,002 1,681,867
Boston Scientific Corp. * 204,121 20,591,726
Bridgebio Pharma, Inc. * 11,938 412,697
Bristol-Myers Squibb Co. 117,705 7,178,828
Cencora, Inc. 27,281 7,586,573
CG oncology, Inc. * 3,745 91,715
Cigna Group 11,790 3,878,910
Cooper Cos., Inc. * 16,806 1,417,586
Daiichi Sankyo Co. Ltd. (Japan)  39,700 945,411
Danaher Corp. 44,083 9,037,015
a Shares Value
Denali Therapeutics, Inc. * 24,986 $ 339,685
Dexcom, Inc. * 18,607 1,270,672
Disc Medicine, Inc. * 5,218 259,022
Dyne Therapeutics, Inc. * 17,321 181,178
Edgewise Therapeutics, Inc. * 5,860 128,920
Edwards Lifesciences Corp. * 92,479 6,702,878
Elevance Health, Inc. 18,765 8,162,024
Eli Lilly & Co. 36,829 30,417,439
Exact Sciences Corp. * 22,175 959,956
GE HealthCare Technologies, Inc. 46,782 3,775,775
Gilead Sciences, Inc. 100,138 11,220,463
Glaukos Corp. * 10,099 993,944
Guardant Health, Inc. * 17,358 739,451
HCA Healthcare, Inc. 4,314 1,490,703
Hologic, Inc. * 8,195 506,205
Humana, Inc. 13,300 3,519,180
IDEXX Laboratories, Inc. * 4,685 1,967,466
Immatics NV * (Germany)  15,428 69,580
Incyte Corp. * 8,514 515,523
Insmed, Inc. * 34,807 2,655,426
Inspire Medical Systems, Inc. * 3,089 492,016
Intuitive Surgical, Inc. * 21,750 10,772,122
Ionis Pharmaceuticals, Inc. * 9,714 293,071
IQVIA Holdings, Inc. * 4,761 839,364
Johnson & Johnson 68,803 11,410,289
Labcorp Holdings, Inc. 4,763 1,108,541
Legend Biotech Corp. ADR * 7,513 254,916
McKesson Corp. 10,276 6,915,645
Medtronic PLC 88,058 7,912,892
Merck & Co., Inc. 59,330 5,325,461
Merus NV * (Netherlands)  20,464 861,330
Metsera, Inc. * 8,003 217,842
Moderna, Inc. * 21,570 611,509
MoonLake Immunotherapeutics * 4,138 161,672
Natera, Inc. * 8,037 1,136,512
Neurocrine Biosciences, Inc. * 15,916 1,760,310
Neurogene, Inc. * 11,405 133,553
Novocure Ltd. * 33,138 590,519
Nurix Therapeutics, Inc. * 31,816 377,974
Nuvalent, Inc. Class A * 19,939 1,414,074
Nyxoah SA * (Belgium)  21,110 147,348
Orchestra BioMed Holdings, Inc. * 12,971 55,516
Penumbra, Inc. * 8,716 2,330,746
Pfizer, Inc. 156,886 3,975,491
Protagonist Therapeutics, Inc. * 14,098 681,779
PTC Therapeutics, Inc. * 14,726 750,437
Quest Diagnostics, Inc. 8,307 1,405,544
Regeneron Pharmaceuticals, Inc. * 7,664 4,860,739
REGENXBIO, Inc. * 13,330 95,309
Repligen Corp. * 8,887 1,130,782
Rhythm Pharmaceuticals, Inc. * 35,661 1,888,963
Roche Holding AG 9,922 3,265,604
Roivant Sciences Ltd. * 40,919 412,873
Sagimet Biosciences, Inc. Class A * 15,638 50,980
Sanofi SA 32,505 3,599,013
Scholar Rock Holding Corp. * 12,180 391,587
STERIS PLC 6,740 1,527,621
Stoke Therapeutics, Inc. * 49,875 331,669
Structure Therapeutics, Inc. ADR * 10,057 174,087
Stryker Corp. 34,771 12,943,505
Teva Pharmaceutical Industries Ltd. ADR
* (Israel)  161,205 2,477,721
Thermo Fisher Scientific, Inc. 27,035 13,452,616
TScan Therapeutics, Inc. * 35,028 48,339

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, investments with a total aggregate value of $31,835 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
UCB SA (Belgium)  6,001 $ 1,056,564
UnitedHealth Group, Inc. 38,010 19,907,737
Vaxcyte, Inc. * 5,436 205,263
Vertex Pharmaceuticals, Inc. * 20,047 9,719,187
Viking Therapeutics, Inc. * 6,433 155,357
Vir Biotechnology, Inc. * 14,060 91,109
Voyager Therapeutics, Inc. * 23,048 77,902
Waters Corp. * 13,764 5,072,997
WaVe Life Sciences Ltd. * 13,505 109,120
West Pharmaceutical Services, Inc. 7,287 1,631,414
Xenon Pharmaceuticals, Inc. * (Canada)  25,286 848,345
Zealand Pharma AS * (Denmark)  4,885 366,836
Zoetis, Inc. 22,368 3,682,891
368,126,552
Diversified - 0.1%
spacing
Helix Acquisition Corp. II * (Cayman)  42,155 476,351
Industrial - 0.3%
spacing
Mettler-Toledo International, Inc. * 834 984,879
Total Common Stocks
    (Cost $330,849,816) 369,587,782
TOTAL INVESTMENTS - 97.7%
(Cost $330,885,281) 369,620,377
OTHER ASSETS & LIABILITIES, NET - 2.3% 8,682,200
NET ASSETS - 100.0% $ 378,302,577
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 31,835 $ – $ – $ 31,835
Warrants 760 760 – –
Common Stocks
Consumer, Non-Cyclical 368,126,552 356,385,752 11,740,800 –
Diversified 476,351 476,351 – –
Industrial 984,879 984,879 – –
Total Common Stocks 369,587,782 357,846,982 11,740,800 –
Total $ 369,620,377 $ 357,847,742 $ 11,740,800 $ 31,835

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
COMMON STOCKS - 96.9%
Consumer, Cyclical - 0.4%
spacing
Marriott Vacations Worldwide Corp. 20,229 $ 1,299,511
Financial - 96.5%
spacing
American Healthcare REIT, Inc. 179,396 5,435,699
American Homes 4 Rent Class A REIT 233,093 8,813,246
American Tower Corp. REIT 29,758 6,475,341
Americold Realty Trust, Inc. REIT 260,235 5,584,643
AvalonBay Communities, Inc. REIT 72,656 15,593,431
Broadstone Net Lease, Inc. REIT 200,030 3,408,511
Cousins Properties, Inc. REIT 188,147 5,550,337
Digital Realty Trust, Inc. REIT 59,594 8,539,224
EastGroup Properties, Inc. REIT 15,029 2,647,358
Equinix, Inc. REIT 30,305 24,709,182
Equity LifeStyle Properties, Inc. REIT 73,960 4,933,132
Equity Residential REIT 116,322 8,326,329
Essex Property Trust, Inc. REIT 25,247 7,739,973
Extra Space Storage, Inc. REIT 104,494 15,516,314
Gaming & Leisure Properties, Inc. REIT 123,373 6,279,686
Healthpeak Properties, Inc. REIT 325,853 6,588,748
InvenTrust Properties Corp. REIT 96,217 2,825,893
Invitation Homes, Inc. REIT 307,752 10,725,157
Iron Mountain, Inc. REIT 8,307 714,734
Kilroy Realty Corp. REIT 82,547 2,704,240
National Health Investors, Inc. REIT 38,704 2,858,677
NETSTREIT Corp. REIT 182,939 2,899,583
Prologis, Inc. REIT 174,240 19,478,290
Regency Centers Corp. REIT 155,078 11,438,553
Rexford Industrial Realty, Inc. REIT 129,313 5,062,604
Ryman Hospitality Properties, Inc. REIT 54,156 4,952,025
Sabra Health Care REIT, Inc. 330,288 5,770,131
Simon Property Group, Inc. REIT 60,312 10,016,617
Sunstone Hotel Investors, Inc. REIT 145,659 1,370,651
Terreno Realty Corp. REIT 7,097 448,672
Ventas, Inc. REIT 259,754 17,860,685
VICI Properties, Inc. REIT 368,929 12,034,464
Vornado Realty Trust REIT 95,334 3,526,405
Welltower, Inc. REIT 180,319 27,626,674
278,455,209
Total Common Stocks
    (Cost $261,784,277) 279,754,720
TOTAL INVESTMENTS - 96.9%
(Cost $261,784,277) 279,754,720
OTHER ASSETS & LIABILITIES, NET - 3.1% 8,812,838
NET ASSETS - 100.0% $ 288,567,558
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 279,754,720 $ 279,754,720 $ – $ –

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
WARRANTS - 0.0%
Technology - 0.0%
Constellation Software, Inc. Exercise @
$1.00 Exp 03/31/40 * 1,808 $ –
Total Warrants
    (Cost $0) –
COMMON STOCKS - 95.4%
Basic Materials - 0.0%
spacing
LG Chem Ltd. (South Korea)  560 94,172
Communications - 9.4%
spacing
Airbnb, Inc. Class A * 8,900 1,063,194
Cisco Systems, Inc. 273,700 16,890,027
Maplebear, Inc. * 1,800 71,802
Netflix, Inc. * 3,600 3,357,108
Shopify, Inc. Class A * (Canada)  56,900 5,427,407
Uber Technologies, Inc. * 77,100 5,617,506
32,427,044
Industrial - 1.0%
spacing
Amphenol Corp. Class A  53,303 3,496,144
Technology - 85.0%
spacing
Apple, Inc. 259,300 57,598,309
ASML Holding NV (Netherlands)  5,100 3,375,043
Astera Labs, Inc. * 25,300 1,509,651
Broadcom, Inc. 4,800 803,664
Coreweave, Inc. Class A * 19,700 730,476
Crowdstrike Holdings, Inc. Class A * 4,600 1,621,868
Datadog, Inc. Class A * 64,300 6,379,203
GLOBALFOUNDRIES, Inc. * 255,803 9,441,689
HubSpot, Inc. * 7,900 4,513,191
Manhattan Associates, Inc. * 17,800 3,080,112
Marvell Technology, Inc. 191,404 11,784,744
Micron Technology, Inc. 70,521 6,127,570
Microsoft Corp. 88,900 33,372,171
Monday.com Ltd. * 3,000 729,480
Monolithic Power Systems, Inc. 12,800 7,423,744
NVIDIA Corp. 665,700 72,148,566
NXP Semiconductors NV (China)  40,821 7,758,439
Okta, Inc. * 96,200 10,122,164
ON Semiconductor Corp. * 234,700 9,549,943
Palantir Technologies, Inc. Class A * 28,000 2,363,200
Salesforce, Inc. 29,500 7,916,620
Sandisk Corp. * 30,566 1,455,247
Seagate Technology Holdings PLC 23,200 1,970,840
ServiceNow, Inc. * 12,800 10,190,592
Snowflake, Inc. Class A * 19,370 2,831,119
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  54,100 8,980,600
Teradyne, Inc. 35,100 2,899,260
Western Digital Corp. * 100,300 4,055,129
Zscaler, Inc. * 7,800 1,547,676
292,280,310
Total Common Stocks
    (Cost $333,032,307) 328,297,670
a Shares Value
TOTAL INVESTMENTS - 95.4%
(Cost $333,032,307) $ 328,297,670
OTHER ASSETS & LIABILITIES, NET - 4.6% 15,723,936
NET ASSETS - 100.0% $ 344,021,606

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 94,172 $ – $ 94,172 $ –
Communications 32,427,044 32,427,044 – –
Industrial 3,496,144 3,496,144 – –
Technology 292,280,310 288,905,267 3,375,043 –
Total Common Stocks 328,297,670 324,828,455 3,469,215 –
Total $ 328,297,670 $ 324,828,455 $ 3,469,215 $ –

PACIFIC SELECT FUND
ESG DIVERSIFIED PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
MUTUAL FUNDS - 100.1%
BlackRock Advantage ESG Emerging
Markets Equity Fund Class K  15,814 $ 142,643
Calvert Green Bond Fund Class R6  300,451 4,239,369
Calvert High Yield Bond Fund Class R6  72,082 1,747,998
Calvert Small Cap Fund Class R6  58,090 2,054,648
Calvert U.S. Mid Cap Core Responsible
Index Fund Class R6  29,190 1,159,700
DFA Social Fixed Income Portfolio
Class Institutional  398,083 3,650,424
DFA U.S. Sustainability Core 1 Portfolio
Class Institutional  187,738 8,085,875
Fidelity International Sustainability Index
Fund Class Institutional  304,479 3,851,665
Fidelity U.S. Sustainability Index Fund
Class Institutional  165,929 4,022,109
a
Total Mutual Funds
    (Cost $28,851,867) 28,954,431
TOTAL INVESTMENTS - 100.1%
(Cost $28,851,867) 28,954,431
OTHER ASSETS & LIABILITIES, NET - (0.1%) (36,058)
NET ASSETS - 100.0% $ 28,918,373
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Mutual Funds $ 28,954,431 $ 28,954,431 $ – $ –

PACIFIC SELECT FUND
ESG DIVERSIFIED GROWTH PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
MUTUAL FUNDS - 100.1%
BlackRock Advantage ESG Emerging
Markets Equity Fund Class K  36,613 $ 330,253
Calvert Green Bond Fund Class R6  103,937 1,466,557
Calvert High Yield Bond Fund Class R6  64,887 1,573,506
Calvert Small Cap Fund Class R6  54,416 1,924,709
Calvert U.S. Mid Cap Core Responsible
Index Fund Class R6  28,151 1,118,442
DFA Social Fixed Income Portfolio
Class Institutional  110,590 1,014,115
DFA U.S. Sustainability Core 1 Portfolio
Class Institutional  164,244 7,074,002
Fidelity International Sustainability Index
Fund Class Institutional  330,687 4,183,185
Fidelity U.S. Sustainability Index Fund
Class Institutional  148,597 3,601,984
a
Total Mutual Funds
    (Cost $22,021,415) 22,286,753
TOTAL INVESTMENTS - 100.1%
(Cost $22,021,415) 22,286,753
OTHER ASSETS & LIABILITIES, NET - (0.1%) (31,661)
NET ASSETS - 100.0% $ 22,255,092
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Mutual Funds $ 22,286,753 $ 22,286,753 $ – $ –

PACIFIC SELECT FUND
PSF AVANTIS BALANCED ALLOCATION PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
EXCHANGE-TRADED FUNDS - 83.5%
Avantis Core Fixed Income ETF 996,823 $ 41,258,504
Avantis Emerging Markets Equity ETF 49,429 2,974,143
Avantis International Equity ETF 628,541 41,653,412
Avantis Real Estate ETF 70,442 3,029,711
Avantis Short-Term Fixed Income ETF 262,207 12,255,555
Avantis U.S. Large Cap Equity ETF 994,927 63,874,313
Avantis U.S. Large Cap Value ETF 419,347 27,345,618
Avantis U.S. Small Cap Value ETF 155,377 13,544,213
Vanguard Russell 1000 Growth ETF 492,747 45,721,994
a
Total Exchange-Traded Funds
    (Cost $242,882,036) 251,657,463
MUTUAL FUNDS - 16.5%
American Century Diversified Bond Fund
Class I  4,541,539 41,691,327
American Century Small Cap Growth Fund
Class I  391,175 8,085,582
a
Total Mutual Funds
    (Cost $50,101,593) 49,776,909
TOTAL INVESTMENTS - 100.0%
(Cost $292,983,629) 301,434,372
OTHER ASSETS & LIABILITIES, NET - 0.0% 35,301
NET ASSETS - 100.0% $ 301,469,673
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Exchange-Traded Funds $ 251,657,463 $ 251,657,463 $ – $ –
Mutual Funds 49,776,909 49,776,909 – –
Total $ 301,434,372 $ 301,434,372 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio
Class P * 1,147,021 $ 14,109,204
PD Aggregate Bond Index Portfolio
Class P * 15,274,116 202,282,347
PD High Yield Bond Market Portfolio
Class P * 1,671,928 34,999,444
PD Large-Cap Growth Index Portfolio
Class P * 714,521 70,981,898
PD Large-Cap Value Index Portfolio
Class P * 1,227,369 63,706,436
PD Mid-Cap Index Portfolio Class P * 948,537 14,000,552
PD Small-Cap Growth Index Portfolio
Class P * 54,397 2,279,862
PD Small-Cap Value Index Portfolio
Class P * 394,690 13,896,754
PD International Large-Cap Index Portfolio
Class P * 1,758,666 50,515,907
a
Total Affiliated Mutual Funds
    (Cost $423,016,370) 466,772,404
TOTAL INVESTMENTS - 100.0%
(Cost $423,016,370) 466,772,404
OTHER ASSETS & LIABILITIES, NET - (0.0%) (208,827)
NET ASSETS - 100.0% $ 466,563,577
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 466,772,404 $ 466,772,404 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio
Class P * 4,989,162 $ 61,370,366
PD Aggregate Bond Index Portfolio
Class P * 45,424,925 601,583,772
PD High Yield Bond Market Portfolio
Class P * 6,981,485 146,147,520
PD Large-Cap Growth Index Portfolio
Class P * 5,413,922 537,829,643
PD Large-Cap Value Index Portfolio
Class P * 9,490,924 492,625,381
PD Mid-Cap Index Portfolio Class P * 9,076,905 133,976,448
PD Small-Cap Growth Index Portfolio
Class P * 567,872 23,800,432
PD Small-Cap Value Index Portfolio
Class P * 2,746,840 96,714,234
PD International Large-Cap Index Portfolio
Class P * 11,683,140 335,586,352
a
Total Affiliated Mutual Funds
    (Cost $1,974,325,134) 2,429,634,148
TOTAL INVESTMENTS - 100.0%
(Cost $1,974,325,134) 2,429,634,148
OTHER ASSETS & LIABILITIES, NET - (0.0%) (949,480)
NET ASSETS - 100.0% $ 2,428,684,668
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 2,429,634,148 $ 2,429,634,148 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - GROWTH PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio
Class P * 817,391 $ 10,054,512
PD Aggregate Bond Index Portfolio
Class P * 16,706,673 221,254,370
PD High Yield Bond Market Portfolio
Class P * 6,195,484 129,693,702
PD Large-Cap Growth Index Portfolio
Class P * 5,223,026 518,865,629
PD Large-Cap Value Index Portfolio
Class P * 8,552,046 443,893,033
PD Mid-Cap Index Portfolio Class P * 8,787,216 129,700,595
PD Small-Cap Growth Index Portfolio
Class P * 930,320 38,991,245
PD Small-Cap Value Index Portfolio
Class P * 2,531,333 89,126,411
PD Emerging Markets Index Portfolio
Class P * 1,521,108 29,458,029
PD International Large-Cap Index Portfolio
Class P * 12,988,007 373,067,305
a
Total Affiliated Mutual Funds
    (Cost $1,648,857,562) 1,984,104,831
TOTAL INVESTMENTS - 100.0%
(Cost $1,648,857,562) 1,984,104,831
OTHER ASSETS & LIABILITIES, NET - (0.0%) (784,905)
NET ASSETS - 100.0% $ 1,983,319,926
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,984,104,831 $ 1,984,104,831 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.4%
PD High Yield Bond Market Portfolio
Class P * 15,013 $ 314,284
PD Large-Cap Growth Index Portfolio
Class P * 25,727 2,555,755
PD Large-Cap Value Index Portfolio
Class P * 41,973 2,178,624
PD Mid-Cap Index Portfolio Class P * 51,701 763,116
PD Small-Cap Growth Index Portfolio
Class P * 6,280 263,210
PD Small-Cap Value Index Portfolio
Class P * 13,920 490,122
PD Emerging Markets Index Portfolio
Class P * 11,411 220,995
PD International Large-Cap Index Portfolio
Class P * 73,856 2,121,444
a
Total Affiliated Mutual Funds
    (Cost $9,093,279) 8,907,550
TOTAL INVESTMENTS - 100.4%
(Cost $9,093,279) 8,907,550
OTHER ASSETS & LIABILITIES, NET - (0.4%) (32,589)
NET ASSETS - 100.0% $ 8,874,961
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 8,907,550 $ 8,907,550 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 7,257,306 $ 73,961,663
Core Income Portfolio Class P * 2,545,132 32,595,563
Diversified Bond Portfolio Class P * 11,944,493 171,458,307
Floating Rate Income Portfolio Class P * 1,113,200 19,052,545
High Yield Bond Portfolio Class P * 4,400,564 52,049,121
Inflation Managed Portfolio Class P * 1,295,073 19,238,165
Intermediate Bond Portfolio Class P * 5,847,587 56,842,822
Managed Bond Portfolio Class P * 8,862,202 142,078,613
Short Duration Bond Portfolio Class P * 6,747,977 81,066,074
Emerging Markets Debt Portfolio Class P * 1,359,412 18,981,244
Equity Index Portfolio Class P * 4,939 754,612
Focused Growth Portfolio Class P * 11,917 818,499
Growth Portfolio Class P * 195,089 15,493,516
Large-Cap Core Portfolio Class P * 473,505 43,196,897
Large-Cap Growth Portfolio Class P * 762,318 23,962,844
Large-Cap Plus Bond Alpha Portfolio
Class P * 1,896,650 18,553,687
Large-Cap Value Portfolio Class P * 245,277 10,895,429
Mid-Cap Growth Portfolio Class P * 608,260 16,806,442
Mid-Cap Plus Bond Alpha Portfolio
Class P * 512,551 22,619,377
Mid-Cap Value Portfolio Class P * 59,710 2,871,988
QQQ Plus Bond Alpha Portfolio Class P * 812,389 7,727,588
Small-Cap Equity Portfolio Class P * 259,226 10,374,309
Small-Cap Growth Portfolio Class P * 100,451 3,164,488
Small-Cap Index Portfolio Class P * 16,791 559,288
Small-Cap Plus Bond Alpha Portfolio
Class P * 262,427 2,432,744
Small-Cap Value Portfolio Class P * 214,069 7,004,381
Value Portfolio Class P * 902,175 23,799,161
Value Advantage Portfolio Class P * 630,649 19,539,380
International Equity Plus Bond Alpha
Portfolio Class P * 337,234 3,519,960
International Growth Portfolio Class P * 464,492 4,653,093
International Large-Cap Portfolio Class P * 346,490 5,772,251
International Small-Cap Portfolio Class P * 752,517 14,041,527
International Value Portfolio Class P * 1,030,437 23,382,028
a
Total Affiliated Mutual Funds
    (Cost $902,858,400) 949,267,606
TOTAL INVESTMENTS - 100.0%
(Cost $902,858,400) 949,267,606
OTHER ASSETS & LIABILITIES, NET - (0.0%) (364,720)
NET ASSETS - 100.0% $ 948,902,886
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 949,267,606 $ 949,267,606 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 8,995,444 $ 91,675,610
Core Income Portfolio Class P * 3,152,774 40,377,636
Diversified Bond Portfolio Class P * 14,757,649 211,840,022
Floating Rate Income Portfolio Class P * 1,228,151 21,019,938
High Yield Bond Portfolio Class P * 5,296,247 62,643,113
Inflation Managed Portfolio Class P * 1,428,832 21,225,143
Intermediate Bond Portfolio Class P * 7,228,492 70,266,230
Managed Bond Portfolio Class P * 10,952,698 175,593,409
Short Duration Bond Portfolio Class P * 4,087,334 49,102,732
Emerging Markets Debt Portfolio Class P * 499,924 6,980,352
Equity Index Portfolio Class P * 11,807 1,803,827
Focused Growth Portfolio Class P * 31,163 2,140,329
Growth Portfolio Class P * 537,859 42,715,539
Large-Cap Core Portfolio Class P * 1,114,443 101,668,390
Large-Cap Growth Portfolio Class P * 2,095,483 65,869,841
Large-Cap Plus Bond Alpha Portfolio
Class P * 4,476,168 43,787,413
Large-Cap Value Portfolio Class P * 519,060 23,057,123
Mid-Cap Growth Portfolio Class P * 1,332,180 36,808,606
Mid-Cap Plus Bond Alpha Portfolio
Class P * 201,735 8,902,749
Mid-Cap Value Portfolio Class P * 52,701 2,534,899
QQQ Plus Bond Alpha Portfolio Class P * 2,239,197 21,299,643
Small-Cap Equity Portfolio Class P * 412,522 16,509,229
Small-Cap Index Portfolio Class P * 279,921 9,323,869
Small-Cap Plus Bond Alpha Portfolio
Class P * 461,819 4,281,141
Small-Cap Value Portfolio Class P * 340,431 11,138,965
Value Portfolio Class P * 1,905,737 50,272,900
Value Advantage Portfolio Class P * 1,346,087 41,705,805
International Equity Plus Bond Alpha
Portfolio Class P * 1,218,163 12,714,867
International Growth Portfolio Class P * 2,582,696 25,872,404
International Large-Cap Portfolio Class P * 1,890,724 31,497,972
International Small-Cap Portfolio Class P * 1,475,913 27,539,652
International Value Portfolio Class P * 2,358,511 53,517,848
Real Estate Portfolio Class P * 183,189 7,133,069
a
Total Affiliated Mutual Funds
    (Cost $1,305,868,314) 1,392,820,265
TOTAL INVESTMENTS - 100.0%
(Cost $1,305,868,314) 1,392,820,265
OTHER ASSETS & LIABILITIES, NET - (0.0%) (522,941)
NET ASSETS - 100.0% $ 1,392,297,324
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,392,820,265 $ 1,392,820,265 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 23,519,414 $ 239,694,297
Core Income Portfolio Class P * 8,229,512 105,395,529
Diversified Bond Portfolio Class P * 38,591,343 553,962,948
Floating Rate Income Portfolio Class P * 5,629,630 96,351,765
High Yield Bond Portfolio Class P * 21,579,652 255,240,461
Inflation Managed Portfolio Class P * 2,183,179 32,430,896
Intermediate Bond Portfolio Class P * 18,952,829 184,235,376
Managed Bond Portfolio Class P * 28,694,587 460,030,966
Short Duration Bond Portfolio Class P * 13,382,618 160,770,592
Emerging Markets Debt Portfolio Class P * 2,291,568 31,996,788
Equity Index Portfolio Class P * 79,101 12,084,507
Focused Growth Portfolio Class P * 214,264 14,716,126
Growth Portfolio Class P * 3,568,148 283,374,424
Large-Cap Core Portfolio Class P * 7,662,548 699,038,498
Large-Cap Growth Portfolio Class P * 13,911,649 437,301,568
Large-Cap Plus Bond Alpha Portfolio
Class P * 30,789,333 301,191,851
Large-Cap Value Portfolio Class P * 3,496,380 155,312,319
Mid-Cap Growth Portfolio Class P * 9,797,567 270,710,208
Mid-Cap Plus Bond Alpha Portfolio
Class P * 2,021,493 89,210,404
Mid-Cap Value Portfolio Class P * 402,621 19,365,769
QQQ Plus Bond Alpha Portfolio Class P * 14,823,543 141,004,179
Small-Cap Equity Portfolio Class P * 3,003,205 120,189,075
Small-Cap Growth Portfolio Class P * 2,350,636 74,051,552
Small-Cap Index Portfolio Class P * 245,298 8,170,597
Small-Cap Plus Bond Alpha Portfolio
Class P * 3,548,597 32,896,111
Small-Cap Value Portfolio Class P * 2,477,229 81,055,422
Value Portfolio Class P * 12,896,507 340,206,917
Value Advantage Portfolio Class P * 9,026,025 279,653,233
Emerging Markets Portfolio Class P * 1,638,047 31,453,084
International Equity Plus Bond Alpha
Portfolio Class P * 7,560,255 78,911,945
International Growth Portfolio Class P * 17,663,853 176,949,339
International Large-Cap Portfolio Class P * 11,718,879 195,227,260
International Small-Cap Portfolio Class P * 6,765,284 126,236,173
International Value Portfolio Class P * 12,005,950 272,431,522
a
Total Affiliated Mutual Funds
    (Cost $5,787,373,412) 6,360,851,701
TOTAL INVESTMENTS - 100.0%
(Cost $5,787,373,412) 6,360,851,701
OTHER ASSETS & LIABILITIES, NET - (0.0%) (2,264,933)
NET ASSETS - 100.0% $ 6,358,586,768
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 6,360,851,701 $ 6,360,851,701 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 10,634,553 $ 108,380,325
Core Income Portfolio Class P * 3,735,252 47,837,449
Diversified Bond Portfolio Class P * 17,421,891 250,084,113
Floating Rate Income Portfolio Class P * 5,304,483 90,786,824
High Yield Bond Portfolio Class P * 17,791,630 210,436,375
Inflation Managed Portfolio Class P * 2,057,082 30,557,739
Intermediate Bond Portfolio Class P * 8,554,428 83,155,298
Managed Bond Portfolio Class P * 12,970,317 207,939,819
Short Duration Bond Portfolio Class P * 2,521,935 30,296,985
Emerging Markets Debt Portfolio Class P * 2,159,215 30,148,754
Equity Index Portfolio Class P * 82,378 12,585,153
Focused Growth Portfolio Class P * 243,950 16,755,045
Growth Portfolio Class P * 4,089,412 324,772,073
Large-Cap Core Portfolio Class P * 8,083,260 737,419,217
Large-Cap Growth Portfolio Class P * 15,969,209 501,979,299
Large-Cap Plus Bond Alpha Portfolio
Class P * 32,452,000 317,456,631
Large-Cap Value Portfolio Class P * 3,581,507 159,093,752
Mid-Cap Growth Portfolio Class P * 9,231,752 255,076,536
Mid-Cap Plus Bond Alpha Portfolio
Class P * 3,265,894 144,127,007
Mid-Cap Value Portfolio Class P * 379,368 18,247,302
QQQ Plus Bond Alpha Portfolio Class P * 17,026,026 161,954,592
Small-Cap Equity Portfolio Class P * 3,219,043 128,826,960
Small-Cap Growth Portfolio Class P * 3,022,004 95,201,498
Small-Cap Index Portfolio Class P * 266,690 8,883,155
Small-Cap Plus Bond Alpha Portfolio
Class P * 4,051,730 37,560,245
Small-Cap Value Portfolio Class P * 2,646,611 86,597,631
Value Portfolio Class P * 13,114,613 345,960,497
Value Advantage Portfolio Class P * 9,310,019 288,452,222
Emerging Markets Portfolio Class P * 4,630,319 88,909,417
International Equity Plus Bond Alpha
Portfolio Class P * 9,613,056 100,338,541
International Growth Portfolio Class P * 26,913,156 269,605,124
International Large-Cap Portfolio Class P * 14,876,579 247,832,053
International Small-Cap Portfolio Class P * 7,968,189 148,681,652
International Value Portfolio Class P * 14,559,649 330,378,460
Real Estate Portfolio Class P * 1,582,423 61,616,792
a
Total Affiliated Mutual Funds
    (Cost $5,432,004,459) 5,977,934,535
TOTAL INVESTMENTS - 100.0%
(Cost $5,432,004,459) 5,977,934,535
OTHER ASSETS & LIABILITIES, NET - (0.0%) (2,131,990)
NET ASSETS - 100.0% $ 5,975,802,545
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 5,977,934,535 $ 5,977,934,535 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 349,128 $ 3,558,085
Core Income Portfolio Class P * 120,208 1,539,505
Diversified Bond Portfolio Class P * 64,348 923,693
Floating Rate Income Portfolio Class P * 899,067 15,387,634
High Yield Bond Portfolio Class P * 2,584,750 30,571,985
Intermediate Bond Portfolio Class P * 63,499 617,262
Managed Bond Portfolio Class P * 57,683 924,772
Equity Index Portfolio Class P * 22,938 3,504,358
Focused Growth Portfolio Class P * 68,438 4,700,489
Growth Portfolio Class P * 1,141,585 90,662,150
Large-Cap Core Portfolio Class P * 2,251,276 205,379,248
Large-Cap Growth Portfolio Class P * 4,449,835 139,877,013
Large-Cap Plus Bond Alpha Portfolio
Class P * 9,040,071 88,433,086
Large-Cap Value Portfolio Class P * 990,490 43,998,433
Mid-Cap Growth Portfolio Class P * 2,729,145 75,407,246
Mid-Cap Plus Bond Alpha Portfolio
Class P * 1,382,958 61,031,237
Mid-Cap Value Portfolio Class P * 160,749 7,731,909
QQQ Plus Bond Alpha Portfolio Class P * 4,737,835 45,067,126
Small-Cap Equity Portfolio Class P * 1,023,956 40,978,983
Small-Cap Growth Portfolio Class P * 959,194 30,217,273
Small-Cap Index Portfolio Class P * 85,884 2,860,687
Small-Cap Plus Bond Alpha Portfolio
Class P * 1,274,537 11,815,185
Small-Cap Value Portfolio Class P * 845,758 27,673,377
Value Portfolio Class P * 3,625,691 95,644,890
Value Advantage Portfolio Class P * 2,576,685 79,833,396
Emerging Markets Portfolio Class P * 2,354,419 45,208,557
International Equity Plus Bond Alpha
Portfolio Class P * 3,074,570 32,091,549
International Growth Portfolio Class P * 8,703,017 87,183,310
International Large-Cap Portfolio Class P * 4,757,105 79,249,617
International Small-Cap Portfolio Class P * 2,836,158 52,921,021
International Value Portfolio Class P * 4,527,195 102,728,288
Real Estate Portfolio Class P * 201,154 7,832,571
a
Total Affiliated Mutual Funds
    (Cost $1,386,036,497) 1,515,553,935
TOTAL INVESTMENTS - 100.0%
(Cost $1,386,036,497) 1,515,553,935
OTHER ASSETS & LIABILITIES, NET - (0.0%) (562,655)
NET ASSETS - 100.0% $ 1,514,991,280
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,515,553,935 $ 1,515,553,935 $ – $ –

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 99.0%
Basic Materials - 0.9%
Albemarle Corp.
4.650% due 06/01/27  $ 100,000 $ 99,202
ArcelorMittal SA (Luxembourg)
6.550% due 11/29/27  50,000 52,072
BHP Billiton Finance USA Ltd. (Australia)
4.750% due 02/28/28  50,000 50,542
5.250% due 09/08/26  100,000 101,278
Nutrien Ltd. (Canada)
4.500% due 03/12/27  145,000 145,157
5.200% due 06/21/27  110,000 111,311
Sherwin-Williams Co.
3.450% due 06/01/27  200,000 195,754
755,316
Communications - 6.0%
Alibaba Group Holding Ltd. (China)
3.400% due 12/06/27  200,000 194,790
Alphabet, Inc.
0.800% due 08/15/27  100,000 92,909
1.998% due 08/15/26  100,000 97,197
Amazon.com, Inc.
1.200% due 06/03/27  600,000 564,289
3.150% due 08/22/27  200,000 195,627
AT&T, Inc.
1.650% due 02/01/28  150,000 138,781
4.250% due 03/01/27  600,000 597,719
Baidu, Inc. (China)
1.720% due 04/09/26  150,000 145,960
3.625% due 07/06/27  50,000 49,236
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.750% due 02/15/28  50,000 48,476
6.150% due 11/10/26  150,000 153,088
Cisco Systems, Inc.
2.500% due 09/20/26  300,000 293,150
Comcast Corp.
3.300% due 02/01/27  400,000 393,193
Discovery Communications LLC
3.950% due 03/20/28  100,000 96,120
eBay, Inc.
3.600% due 06/05/27  200,000 196,298
Expedia Group, Inc.
3.800% due 02/15/28  100,000 97,546
Meta Platforms, Inc.
3.500% due 08/15/27  125,000 123,245
Netflix, Inc.
4.375% due 11/15/26  150,000 150,305
Paramount Global
2.900% due 01/15/27  100,000 96,790
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  150,000 145,987
T-Mobile USA, Inc.
2.050% due 02/15/28  200,000 186,839
4.950% due 03/15/28  200,000 202,345
TCI Communications, Inc.
7.125% due 02/15/28  100,000 107,442
Telefonica Emisiones SA (Spain)
4.103% due 03/08/27  150,000 148,811
TWDC Enterprises 18 Corp.
1.850% due 07/30/26  300,000 290,804
a
Principal
Amount Value
Verizon Communications, Inc.
4.125% due 03/16/27  $ 325,000 $ 323,438
5,130,385
Consumer, Cyclical - 8.1%
American Airlines Pass-Through Trust
Class AA
3.600% due 03/22/29  28,681 27,815
American Honda Finance Corp.
1.300% due 09/09/26  100,000 95,689
4.450% due 10/22/27  170,000 169,973
4.550% due 03/03/28  200,000 199,956
4.900% due 07/09/27  70,000 70,642
AutoZone, Inc.
4.500% due 02/01/28  50,000 50,026
Costco Wholesale Corp.
1.375% due 06/20/27  100,000 94,267
Darden Restaurants, Inc.
4.350% due 10/15/27  75,000 74,468
Dollar General Corp.
4.625% due 11/01/27  100,000 100,226
Ford Motor Credit Co. LLC
2.900% due 02/16/28  50,000 46,298
4.542% due 08/01/26  1,000,000 987,464
General Motors Financial Co., Inc.
1.500% due 06/10/26  50,000 48,085
2.700% due 08/20/27  800,000 761,266
4.000% due 10/06/26  50,000 49,414
Hasbro, Inc.
3.500% due 09/15/27  50,000 48,606
3.550% due 11/19/26  50,000 49,100
Home Depot, Inc.
4.875% due 06/25/27  85,000 86,212
5.150% due 06/25/26  300,000 303,355
Hyatt Hotels Corp.
5.050% due 03/30/28  70,000 70,333
Las Vegas Sands Corp.
5.900% due 06/01/27  175,000 177,870
Leggett & Platt, Inc.
3.500% due 11/15/27  100,000 96,030
Lowe's Cos., Inc.
3.100% due 05/03/27  250,000 243,194
Marriott International, Inc.
3.125% due 06/15/26  150,000 147,502
5.450% due 09/15/26  85,000 85,963
McDonald's Corp.
3.500% due 07/01/27  175,000 171,834
NIKE, Inc.
2.375% due 11/01/26  200,000 194,657
O'Reilly Automotive, Inc.
3.600% due 09/01/27  100,000 97,957
PACCAR Financial Corp.
4.450% due 08/06/27  165,000 166,031
5.200% due 11/09/26  150,000 152,443
Southwest Airlines Co.
5.125% due 06/15/27  125,000 125,864
Starbucks Corp.
4.850% due 02/08/27  100,000 100,783
Target Corp.
2.500% due 04/15/26  200,000 196,428
TJX Cos., Inc.
2.250% due 09/15/26  100,000 97,261
Toll Brothers Finance Corp.
4.350% due 02/15/28  50,000 49,320

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Toyota Motor Credit Corp.
1.125% due 06/18/26  $ 250,000 $ 240,772
5.000% due 03/19/27  700,000 709,389
United Airlines Pass-Through Trust Class A
5.875% due 04/15/29  21,311 21,722
Walmart, Inc.
3.050% due 07/08/26  350,000 345,797
Warnermedia Holdings, Inc.
3.755% due 03/15/27  200,000 195,135
6,949,147
Consumer, Non-Cyclical - 13.1%
Abbott Laboratories
3.750% due 11/30/26  100,000 99,463
AbbVie, Inc.
4.800% due 03/15/27  210,000 212,145
Agilent Technologies, Inc.
4.200% due 09/09/27  100,000 99,436
Altria Group, Inc.
4.875% due 02/04/28  120,000 120,872
Amgen, Inc.
2.200% due 02/21/27  150,000 144,083
2.600% due 08/19/26  200,000 195,253
Astrazeneca Finance LLC (United Kingdom)
4.800% due 02/26/27  250,000 252,711
BAT Capital Corp. (United Kingdom)
3.557% due 08/15/27  400,000 390,405
Baxter International, Inc.
1.915% due 02/01/27  100,000 95,415
2.600% due 08/15/26  100,000 97,301
Becton Dickinson & Co.
3.700% due 06/06/27  200,000 196,529
Bio-Rad Laboratories, Inc.
3.300% due 03/15/27  125,000 121,969
Bristol-Myers Squibb Co.
3.250% due 02/27/27  350,000 344,537
3.900% due 02/20/28  100,000 99,100
Bunge Ltd. Finance Corp.
3.250% due 08/15/26  150,000 147,466
Cardinal Health, Inc.
4.700% due 11/15/26  200,000 200,898
Centene Corp.
4.250% due 12/15/27  100,000 97,657
Cigna Group
3.400% due 03/01/27  250,000 245,236
Coca-Cola Co.
1.450% due 06/01/27  175,000 165,589
CommonSpirit Health
6.073% due 11/01/27  50,000 51,650
Conagra Brands, Inc.
1.375% due 11/01/27  50,000 46,005
Conopco, Inc.
7.250% due 12/15/26  200,000 209,499
Constellation Brands, Inc.
4.350% due 05/09/27  150,000 149,416
CVS Health Corp.
1.300% due 08/21/27  150,000 138,545
2.875% due 06/01/26  200,000 196,017
4.300% due 03/25/28  200,000 197,635
Diageo Capital PLC (United Kingdom)
5.300% due 10/24/27  150,000 153,349
Elevance Health, Inc.
4.500% due 10/30/26  15,000 15,007
a
Principal
Amount Value
Eli Lilly & Co.
4.150% due 08/14/27  $ 70,000 $ 70,050
4.550% due 02/12/28  135,000 136,361
Flowers Foods, Inc.
3.500% due 10/01/26  150,000 147,271
GE HealthCare Technologies, Inc.
5.650% due 11/15/27  100,000 102,701
General Mills, Inc.
4.700% due 01/30/27  225,000 225,784
Gilead Sciences, Inc.
1.200% due 10/01/27  200,000 185,437
Global Payments, Inc.
2.150% due 01/15/27  150,000 143,703
GXO Logistics, Inc.
1.650% due 07/15/26  75,000 72,078
Haleon U.S. Capital LLC
3.375% due 03/24/27  200,000 196,064
HCA, Inc.
3.125% due 03/15/27  250,000 242,879
4.500% due 02/15/27  50,000 49,847
Hershey Co.
4.550% due 02/24/28  40,000 40,382
Humana, Inc.
1.350% due 02/03/27  150,000 141,337
Illumina, Inc.
4.650% due 09/09/26  55,000 54,967
Johnson & Johnson
0.950% due 09/01/27  50,000 46,487
2.950% due 03/03/27  150,000 147,133
Kaiser Foundation Hospitals
3.150% due 05/01/27  150,000 146,592
Kellanova
3.250% due 04/01/26  150,000 148,365
Keurig Dr. Pepper, Inc.
2.550% due 09/15/26  200,000 194,890
Kraft Heinz Foods Co.
3.875% due 05/15/27  250,000 246,863
Kroger Co.
2.650% due 10/15/26  75,000 72,945
Laboratory Corp. of America Holdings
3.600% due 09/01/27  50,000 48,993
McKesson Corp.
3.950% due 02/16/28  100,000 98,762
Merck & Co., Inc.
1.700% due 06/10/27  50,000 47,469
Molson Coors Beverage Co.
3.000% due 07/15/26  200,000 196,233
Novartis Capital Corp.
3.100% due 05/17/27  100,000 97,958
PayPal Holdings, Inc.
2.650% due 10/01/26  100,000 97,765
4.450% due 03/06/28  100,000 100,405
Pepsico Singapore Financing I Pte. Ltd.
4.650% due 02/16/27  100,000 100,748
PepsiCo, Inc.
3.600% due 02/18/28  150,000 147,908
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/26  380,000 380,672
Philip Morris International, Inc.
3.125% due 08/17/27  50,000 48,745
4.375% due 11/01/27  125,000 124,973
4.750% due 02/12/27  100,000 100,761
4.875% due 02/15/28  50,000 50,669

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Procter & Gamble Co.
1.900% due 02/01/27  $ 350,000 $ 337,297
Royalty Pharma PLC
1.750% due 09/02/27  100,000 93,364
S&P Global, Inc.
2.450% due 03/01/27  200,000 193,717
Shire Acquisitions Investments Ireland DAC
3.200% due 09/23/26  150,000 147,280
Stryker Corp.
4.700% due 02/10/28  120,000 120,805
Sysco Corp.
3.250% due 07/15/27  100,000 97,369
Thermo Fisher Scientific, Inc.
4.800% due 11/21/27  150,000 151,942
Tyson Foods, Inc.
3.550% due 06/02/27  150,000 147,061
Unilever Capital Corp. (United Kingdom)
4.250% due 08/12/27  250,000 250,458
UnitedHealth Group, Inc.
2.950% due 10/15/27  500,000 483,977
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  241,000 237,832
11,198,487
Energy - 4.9%
Boardwalk Pipelines LP
5.950% due 06/01/26  150,000 151,612
BP Capital Markets America, Inc.
5.017% due 11/17/27  350,000 355,752
Chevron Corp.
2.954% due 05/16/26  100,000 98,615
Chevron USA, Inc.
1.018% due 08/12/27  200,000 186,214
4.475% due 02/26/28  200,000 201,446
Continental Resources, Inc.
4.375% due 01/15/28  100,000 98,036
Coterra Energy, Inc.
3.900% due 05/15/27  100,000 98,467
Diamondback Energy, Inc.
5.200% due 04/18/27  150,000 151,878
Enbridge, Inc. (Canada)
4.250% due 12/01/26  150,000 149,276
5.900% due 11/15/26  150,000 153,061
Energy Transfer LP
4.400% due 03/15/27  350,000 349,005
5.550% due 02/15/28  50,000 51,194
Enterprise Products Operating LLC
3.950% due 02/15/27  250,000 248,740
5.375% due 02/15/78  50,000 49,033
EQT Corp.
3.900% due 10/01/27  50,000 49,119
Exxon Mobil Corp.
2.275% due 08/16/26  300,000 292,667
MPLX LP
4.000% due 03/15/28  100,000 98,214
Occidental Petroleum Corp.
5.000% due 08/01/27  90,000 90,371
ONEOK, Inc.
4.000% due 07/13/27  150,000 148,198
Patterson-UTI Energy, Inc.
3.950% due 02/01/28  50,000 48,649
Phillips 66 Co.
3.550% due 10/01/26  150,000 147,974
a
Principal
Amount Value
Sabine Pass Liquefaction LLC
5.000% due 03/15/27  $ 250,000 $ 251,230
Shell International Finance BV
2.500% due 09/12/26  100,000 97,733
2.875% due 05/10/26  50,000 49,277
South Bow USA Infrastructure Holdings LLC
(Canada)
4.911% due 09/01/27 ~ 50,000 50,035
Targa Resources Corp.
5.200% due 07/01/27  150,000 151,806
Tennessee Gas Pipeline Co. LLC
7.000% due 03/15/27  150,000 156,182
Valero Energy Corp.
3.400% due 09/15/26  100,000 98,412
Williams Cos., Inc.
3.750% due 06/15/27  100,000 98,324
4,170,520
Financial - 46.1%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.450% due 04/15/27  500,000 516,308
Air Lease Corp.
2.200% due 01/15/27  300,000 287,584
5.300% due 06/25/26  85,000 85,664
Ally Financial, Inc.
4.750% due 06/09/27  150,000 149,951
American Express Co.
5.043% due 07/26/28  250,000 253,186
5.098% due 02/16/28  80,000 80,978
5.645% due 04/23/27  300,000 303,462
American Homes 4 Rent LP
4.250% due 02/15/28  50,000 49,494
American Tower Corp.
3.375% due 10/15/26  300,000 294,688
5.500% due 03/15/28  50,000 51,195
Ameriprise Financial, Inc.
2.875% due 09/15/26  100,000 98,038
Aon North America, Inc.
5.125% due 03/01/27  95,000 96,049
ARES Capital Corp.
2.150% due 07/15/26  150,000 144,710
2.875% due 06/15/27  50,000 47,830
Australia & New Zealand Banking Group
Ltd. (Australia)
4.900% due 07/16/27  250,000 253,350
AvalonBay Communities, Inc.
2.950% due 05/11/26  100,000 98,315
Banco Santander SA (Spain)
5.294% due 08/18/27  400,000 405,241
5.365% due 07/15/28  200,000 202,935
Bank of America Corp.
2.551% due 02/04/28  1,000,000 964,995
3.419% due 12/20/28  350,000 339,270
3.824% due 01/20/28  500,000 493,832
3.970% due 03/05/29  150,000 147,387
4.979% due 01/24/29  350,000 353,594
5.933% due 09/15/27  150,000 152,968
6.204% due 11/10/28  150,000 155,925
Bank of America NA
5.526% due 08/18/26  150,000 152,433
Bank of Montreal (Canada)
4.567% due 09/10/27  250,000 250,175
5.203% due 02/01/28  100,000 101,848

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.266% due 12/11/26  $ 50,000 $ 50,680
5.370% due 06/04/27  250,000 254,613
Bank of New York Mellon Corp.
3.992% due 06/13/28  500,000 496,133
4.947% due 04/26/27  150,000 150,800
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  550,000 547,532
Barclays PLC (United Kingdom)
5.200% due 05/12/26  700,000 702,408
5.674% due 03/12/28  225,000 229,046
Berkshire Hathaway Finance Corp.
2.300% due 03/15/27  250,000 241,792
BlackRock Funding, Inc.
4.600% due 07/26/27  55,000 55,455
Blackstone Private Credit Fund
3.250% due 03/15/27  125,000 120,497
4.950% due 09/26/27 ~ 110,000 108,980
Blackstone Secured Lending Fund
2.125% due 02/15/27  175,000 165,695
Blue Owl Capital Corp.
3.400% due 07/15/26  200,000 195,407
Blue Owl Credit Income Corp.
3.125% due 09/23/26  200,000 193,544
Brookfield Finance, Inc. (Canada)
3.900% due 01/25/28  100,000 98,243
Canadian Imperial Bank of Commerce
(Canada)
4.508% due 09/11/27  140,000 139,873
4.857% due 03/30/29  150,000 150,576
4.862% due 01/13/28  100,000 100,472
5.237% due 06/28/27  200,000 203,010
Capital One Financial Corp.
1.878% due 11/02/27  275,000 263,140
3.650% due 05/11/27  150,000 146,902
5.468% due 02/01/29  100,000 101,696
7.149% due 10/29/27  50,000 51,836
Cboe Global Markets, Inc.
3.650% due 01/12/27  100,000 98,952
Charles Schwab Corp.
2.450% due 03/03/27  350,000 337,804
Citibank NA
5.488% due 12/04/26  185,000 188,152
Citigroup, Inc.
3.887% due 01/10/28  1,300,000 1,284,472
4.658% due 05/24/28  150,000 150,209
4.786% due 03/04/29  250,000 250,584
Citizens Bank NA
4.575% due 08/09/28  50,000 49,873
CNA Financial Corp.
3.450% due 08/15/27  100,000 97,515
Cooperatieve Rabobank UA (Netherlands)
3.750% due 07/21/26  50,000 49,367
4.883% due 01/21/28  200,000 203,037
Corebridge Financial, Inc.
6.875% due 12/15/52  200,000 204,441
Crown Castle, Inc.
1.050% due 07/15/26  50,000 47,672
3.650% due 09/01/27  50,000 48,725
4.000% due 03/01/27  200,000 197,325
5.000% due 01/11/28  100,000 100,404
Deutsche Bank AG (Germany)
5.371% due 09/09/27  200,000 204,497
5.373% due 01/10/29  165,000 166,849
a
Principal
Amount Value
6.720% due 01/18/29  $ 200,000 $ 209,404
EPR Properties
4.750% due 12/15/26  100,000 99,582
Equinix, Inc.
1.450% due 05/15/26  200,000 193,333
ERP Operating LP
3.250% due 08/01/27  100,000 97,335
F&G Annuities & Life, Inc.
7.400% due 01/13/28  50,000 52,170
Fifth Third Bank NA
2.250% due 02/01/27  150,000 144,386
FS KKR Capital Corp.
3.250% due 07/15/27  200,000 191,477
GLP Capital LP/GLP Financing II, Inc.
5.375% due 04/15/26  150,000 150,569
Goldman Sachs Group, Inc.
3.615% due 03/15/28  400,000 392,723
4.482% due 08/23/28  150,000 149,660
Golub Capital BDC, Inc.
2.050% due 02/15/27  100,000 94,252
Hanover Insurance Group, Inc.
4.500% due 04/15/26  100,000 99,754
Healthpeak OP LLC
3.250% due 07/15/26  200,000 196,766
Highwoods Realty LP
3.875% due 03/01/27  75,000 73,576
HSBC Holdings PLC (United Kingdom)
4.041% due 03/13/28  500,000 493,912
4.755% due 06/09/28  200,000 199,993
4.899% due 03/03/29  200,000 200,506
5.597% due 05/17/28  215,000 218,588
5.887% due 08/14/27  250,000 253,996
6.161% due 03/09/29  100,000 103,659
ING Groep NV (Netherlands)
4.017% due 03/28/28  150,000 148,362
4.858% due 03/25/29  200,000 200,783
Intercontinental Exchange, Inc.
3.100% due 09/15/27  300,000 290,802
Jefferies Financial Group, Inc.
4.850% due 01/15/27  150,000 150,069
JPMorgan Chase & Co.
3.509% due 01/23/29  750,000 729,119
3.540% due 05/01/28  250,000 245,032
3.782% due 02/01/28  1,700,000 1,677,736
4.505% due 10/22/28  80,000 79,935
4.851% due 07/25/28  150,000 150,983
4.979% due 07/22/28  45,000 45,407
5.040% due 01/23/28  50,000 50,444
5.571% due 04/22/28  120,000 122,412
KeyBank NA
3.400% due 05/20/26  250,000 246,231
Kimco Realty OP LLC
2.800% due 10/01/26  150,000 146,253
Kite Realty Group LP
4.000% due 10/01/26  75,000 74,222
Lloyds Banking Group PLC (United
Kingdom)
3.574% due 11/07/28  50,000 48,575
5.462% due 01/05/28  550,000 557,237
M&T Bank Corp.
4.833% due 01/16/29  45,000 45,029
Main Street Capital Corp.
6.500% due 06/04/27  25,000 25,517

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Manufacturers & Traders Trust Co.
4.700% due 01/27/28  $ 100,000 $ 100,166
Manulife Financial Corp. (Canada)
4.061% due 02/24/32  150,000 147,536
Marsh & McLennan Cos., Inc.
4.550% due 11/08/27  50,000 50,248
Mastercard, Inc.
2.950% due 11/21/26  100,000 98,150
4.550% due 03/15/28  85,000 85,644
Mitsubishi UFJ Financial Group, Inc.
(Japan)
1.538% due 07/20/27  550,000 529,278
4.080% due 04/19/28  250,000 247,808
Mizuho Financial Group, Inc. (Japan)
5.414% due 09/13/28  400,000 407,864
Morgan Stanley
5.123% due 02/01/29  150,000 152,084
5.652% due 04/13/28  155,000 158,235
Morgan Stanley Bank NA
4.447% due 10/15/27  1,500,000 1,498,480
4.952% due 01/14/28  515,000 518,348
5.016% due 01/12/29  250,000 253,050
Nasdaq, Inc.
3.850% due 06/30/26  100,000 99,226
National Australia Bank Ltd. (Australia)
5.087% due 06/11/27  500,000 508,342
National Bank of Canada (Canada)
4.950% due 02/01/28  250,000 251,736
NatWest Group PLC (United Kingdom)
3.073% due 05/22/28  450,000 435,532
New Mountain Finance Corp.
6.200% due 10/15/27  50,000 50,449
NNN REIT, Inc.
3.500% due 10/15/27  100,000 97,231
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26  200,000 192,534
Omega Healthcare Investors, Inc.
4.500% due 04/01/27  150,000 149,325
ORIX Corp. (Japan)
5.000% due 09/13/27  50,000 50,564
PNC Financial Services Group, Inc.
5.300% due 01/21/28  75,000 76,048
6.615% due 10/20/27  500,000 515,422
Principal Financial Group, Inc.
3.100% due 11/15/26  100,000 97,768
Prologis LP
3.250% due 10/01/26  150,000 147,597
Prudential Financial, Inc.
4.500% due 09/15/47  50,000 48,829
Realty Income Corp.
3.000% due 01/15/27  250,000 243,764
Regency Centers LP
3.600% due 02/01/27  100,000 98,418
Reinsurance Group of America, Inc.
3.950% due 09/15/26  100,000 99,269
Royal Bank of Canada (Canada)
4.715% due 03/27/28  210,000 210,628
4.875% due 01/19/27  165,000 166,539
5.069% due 07/23/27  350,000 352,185
6.000% due 11/01/27  50,000 51,923
Santander Holdings USA, Inc.
2.490% due 01/06/28  150,000 143,816
5.473% due 03/20/29  155,000 155,929
a
Principal
Amount Value
6.124% due 05/31/27  $ 50,000 $ 50,641
Santander U.K. Group Holdings PLC (United
Kingdom)
2.469% due 01/11/28  250,000 240,335
6.534% due 01/10/29  100,000 104,005
Simon Property Group LP
3.250% due 11/30/26  250,000 245,452
Sumitomo Mitsui Financial Group, Inc.
(Japan)
2.174% due 01/14/27  700,000 673,821
3.010% due 10/19/26  150,000 146,769
5.520% due 01/13/28  100,000 102,680
Synchrony Financial
3.700% due 08/04/26  100,000 98,269
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  350,000 347,658
4.568% due 12/17/26  100,000 100,177
5.264% due 12/11/26  130,000 131,786
5.532% due 07/17/26  300,000 304,006
Truist Financial Corp.
1.125% due 08/03/27  300,000 278,236
4.873% due 01/26/29  150,000 150,892
U.S. Bancorp
4.548% due 07/22/28  400,000 400,114
4.653% due 02/01/29  100,000 100,076
U.S. Bank NA
4.507% due 10/22/27  100,000 99,901
UBS AG (Switzerland)
1.250% due 08/07/26  300,000 287,761
5.000% due 07/09/27  250,000 252,914
7.500% due 02/15/28  100,000 107,709
VICI Properties LP
due 04/01/28 # 65,000 65,175
Visa, Inc.
2.750% due 09/15/27  100,000 96,862
Voya Financial, Inc.
4.700% due 01/23/48  100,000 94,715
Wachovia Corp.
7.574% due 08/01/26  500,000 519,352
Wells Fargo & Co.
3.196% due 06/17/27  300,000 295,220
4.808% due 07/25/28  800,000 802,691
4.900% due 01/24/28  185,000 186,075
5.707% due 04/22/28  190,000 194,173
Wells Fargo Bank NA
5.254% due 12/11/26  200,000 202,874
Welltower OP LLC
2.700% due 02/15/27  100,000 96,882
Westpac Banking Corp. (Australia)
3.400% due 01/25/28  100,000 97,802
4.322% due 11/23/31  500,000 495,888
39,490,278
Industrial - 5.9%
3M Co.
2.875% due 10/15/27  50,000 48,146
Amcor Flexibles North America, Inc.
4.800% due 03/17/28 ~ 60,000 60,345
Amphenol Corp.
5.050% due 04/05/27  90,000 91,319
Avnet, Inc.
6.250% due 03/15/28  50,000 51,744
Berry Global, Inc.
1.650% due 01/15/27  100,000 94,898

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Boeing Co.
2.250% due 06/15/26  $ 250,000 $ 242,302
3.250% due 03/01/28  50,000 47,731
5.040% due 05/01/27  150,000 150,734
Caterpillar Financial Services Corp.
4.400% due 10/15/27  50,000 50,200
4.400% due 03/03/28  200,000 200,577
5.000% due 05/14/27  350,000 355,620
CNH Industrial Capital LLC
4.750% due 03/21/28  125,000 125,242
CSX Corp.
2.600% due 11/01/26  150,000 146,095
Eaton Corp.
3.103% due 09/15/27  50,000 48,615
Emerson Electric Co.
1.800% due 10/15/27  50,000 47,072
Flex Ltd.
6.000% due 01/15/28  100,000 102,802
GATX Corp.
5.400% due 03/15/27  80,000 81,058
General Dynamics Corp.
2.125% due 08/15/26  50,000 48,570
2.625% due 11/15/27  150,000 144,114
Honeywell International, Inc.
1.100% due 03/01/27  250,000 235,595
4.650% due 07/30/27  100,000 100,699
Jabil, Inc.
4.250% due 05/15/27  150,000 148,980
John Deere Capital Corp.
1.050% due 06/17/26  150,000 144,469
4.200% due 07/15/27  525,000 525,469
L3Harris Technologies, Inc.
5.400% due 01/15/27  200,000 202,912
Martin Marietta Materials, Inc.
3.500% due 12/15/27  100,000 97,381
Masco Corp.
1.500% due 02/15/28  100,000 91,759
Otis Worldwide Corp.
2.293% due 04/05/27  100,000 95,897
Owens Corning
5.500% due 06/15/27  70,000 71,371
Parker-Hannifin Corp.
4.250% due 09/15/27  200,000 199,597
RTX Corp.
2.650% due 11/01/26  50,000 48,714
3.500% due 03/15/27  250,000 245,704
Ryder System, Inc.
5.300% due 03/15/27  110,000 111,465
Sonoco Products Co.
4.450% due 09/01/26  75,000 74,782
Tyco Electronics Group SA (Switzerland)
3.125% due 08/15/27  50,000 48,627
Vontier Corp.
1.800% due 04/01/26  100,000 97,095
Waste Management, Inc.
4.950% due 07/03/27  115,000 116,806
Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/26  150,000 147,482
Xylem, Inc.
3.250% due 11/01/26  100,000 98,231
5,040,219
a
Principal
Amount Value
Technology - 7.9%
Accenture Capital, Inc.
3.900% due 10/04/27  $ 150,000 $ 149,041
Adobe, Inc.
4.750% due 01/17/28  200,000 202,953
Analog Devices, Inc.
3.500% due 12/05/26  150,000 148,126
Apple, Inc.
2.050% due 09/11/26  900,000 874,441
2.450% due 08/04/26  100,000 97,790
2.900% due 09/12/27  50,000 48,625
Broadcom Corp./Broadcom Cayman
Finance Ltd.
3.875% due 01/15/27  300,000 296,774
Broadcom, Inc.
5.050% due 07/12/27  125,000 126,600
Broadridge Financial Solutions, Inc.
3.400% due 06/27/26  100,000 98,640
Dell International LLC/EMC Corp.
due 04/01/28 # 110,000 110,528
4.900% due 10/01/26  250,000 251,030
Fiserv, Inc.
3.200% due 07/01/26  200,000 196,843
5.150% due 03/15/27  115,000 116,164
Hewlett Packard Enterprise Co.
4.400% due 09/25/27  75,000 74,788
4.450% due 09/25/26  200,000 199,589
HP, Inc.
1.450% due 06/17/26  200,000 192,489
Intel Corp.
3.150% due 05/11/27  150,000 145,432
3.750% due 03/25/27  150,000 147,614
3.750% due 08/05/27  100,000 97,943
International Business Machines Corp.
3.300% due 05/15/26  450,000 445,288
6.220% due 08/01/27  100,000 104,124
Intuit, Inc.
5.250% due 09/15/26  150,000 151,788
Microsoft Corp.
2.400% due 08/08/26  100,000 97,820
3.300% due 02/06/27  500,000 493,743
NVIDIA Corp.
3.200% due 09/16/26  150,000 148,130
Oracle Corp.
2.650% due 07/15/26  200,000 195,292
2.800% due 04/01/27  400,000 387,449
QUALCOMM, Inc.
3.250% due 05/20/27  200,000 196,236
Roper Technologies, Inc.
1.400% due 09/15/27  200,000 185,699
Skyworks Solutions, Inc.
1.800% due 06/01/26  50,000 48,145
Texas Instruments, Inc.
1.125% due 09/15/26  200,000 191,621
TSMC Arizona Corp. (Taiwan)
1.750% due 10/25/26  200,000 192,033
VMware LLC
3.900% due 08/21/27  350,000 343,963
6,756,741
Utilities - 6.1%
Algonquin Power & Utilities Corp. (Canada)
5.365% due 06/15/26  50,000 50,304

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Ameren Corp.
5.700% due 12/01/26  $ 200,000 $ 203,606
American Electric Power Co., Inc.
5.750% due 11/01/27  300,000 308,818
CenterPoint Energy Houston Electric LLC
3.000% due 02/01/27  50,000 48,856
CenterPoint Energy Resources Corp.
5.250% due 03/01/28  50,000 50,979
Cleco Corporate Holdings LLC
3.743% due 05/01/26  11,000 10,865
CMS Energy Corp.
3.000% due 05/15/26  125,000 122,772
Dominion Energy, Inc.
1.450% due 04/15/26  150,000 145,246
DTE Energy Co.
4.950% due 07/01/27  175,000 176,361
Duke Energy Corp.
4.850% due 01/05/27  310,000 312,123
Duke Energy Progress LLC
4.350% due 03/06/27  50,000 50,186
Edison International
4.125% due 03/15/28  50,000 48,099
5.750% due 06/15/27  100,000 101,004
Emera U.S. Finance LP (Canada)
3.550% due 06/15/26  150,000 147,885
Entergy Louisiana LLC
2.400% due 10/01/26  150,000 145,951
Evergy Kansas Central, Inc.
2.550% due 07/01/26  100,000 97,822
4.700% due 03/13/28  60,000 60,227
Eversource Energy
2.900% due 03/01/27  200,000 193,782
5.000% due 01/01/27  85,000 85,602
Exelon Corp.
2.750% due 03/15/27  250,000 242,036
FirstEnergy Corp.
3.900% due 07/15/27  200,000 196,712
Fortis, Inc. (Canada)
3.055% due 10/04/26  150,000 146,594
National Fuel Gas Co.
3.950% due 09/15/27  50,000 49,121
National Rural Utilities Cooperative Finance
Corp.
4.750% due 02/07/28  110,000 111,109
4.800% due 02/05/27  150,000 151,439
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/27  350,000 343,391
4.900% due 02/28/28  100,000 100,960
Pacific Gas & Electric Co.
2.100% due 08/01/27  200,000 187,654
Public Service Enterprise Group, Inc.
5.850% due 11/15/27  200,000 206,645
Southern California Edison Co.
5.300% due 03/01/28  50,000 50,612
Southern California Gas Co.
2.600% due 06/15/26  350,000 342,517
Southern Co.
3.250% due 07/01/26  350,000 344,566
Virginia Electric & Power Co.
2.950% due 11/15/26  100,000 97,847
WEC Energy Group, Inc.
1.375% due 10/15/27  150,000 138,764
5.600% due 09/12/26  40,000 40,590
a
Principal
Amount Value
Xcel Energy, Inc.
3.350% due 12/01/26  $ 25,000 $ 24,514
4.750% due 03/21/28  80,000 80,321
5,215,880
Total Corporate Bonds & Notes
    (Cost $84,334,310) 84,706,973
TOTAL INVESTMENTS - 99.0%
(Cost $84,334,310) 84,706,973
OTHER ASSETS & LIABILITIES, NET - 1.0% 828,368
NET ASSETS - 100.0% $ 85,535,341

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 84,706,973 $ – $ 84,706,973 $ –

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 25.7%
Basic Materials - 0.6%
Air Products & Chemicals, Inc.
4.800% due 03/03/33  $ 100,000 $ 100,030
4.850% due 02/08/34  100,000 99,452
Albemarle Corp.
5.050% due 06/01/32  100,000 95,680
5.450% due 12/01/44  50,000 45,199
ArcelorMittal SA (Luxembourg)
6.550% due 11/29/27  200,000 208,289
BHP Billiton Finance USA Ltd. (Australia)
5.000% due 09/30/43  500,000 468,154
Dow Chemical Co.
3.600% due 11/15/50  250,000 170,649
4.250% due 10/01/34  141,000 128,680
4.800% due 05/15/49  65,000 54,049
DuPont de Nemours, Inc.
4.725% due 11/15/28  150,000 150,633
5.319% due 11/15/38  39,000 40,241
5.419% due 11/15/48  75,000 75,664
Eastman Chemical Co.
4.650% due 10/15/44  50,000 42,553
4.800% due 09/01/42  100,000 88,125
Ecolab, Inc.
1.650% due 02/01/27  100,000 95,503
2.125% due 02/01/32  100,000 84,830
2.700% due 12/15/51  100,000 60,965
Freeport-McMoRan, Inc.
4.625% due 08/01/30  100,000 97,776
5.450% due 03/15/43  100,000 93,851
Georgia-Pacific LLC
8.875% due 05/15/31  100,000 121,680
Huntsman International LLC
4.500% due 05/01/29  45,000 43,181
5.700% due 10/15/34  40,000 37,860
International Paper Co.
4.350% due 08/15/48  54,000 43,689
6.000% due 11/15/41  200,000 203,362
Kinross Gold Corp. (Canada)
6.250% due 07/15/33  100,000 105,425
Linde, Inc.
1.100% due 08/10/30  50,000 42,356
2.000% due 08/10/50  30,000 16,013
LYB International Finance III LLC
2.250% due 10/01/30  25,000 21,799
3.375% due 10/01/40  30,000 22,161
3.625% due 04/01/51  40,000 26,839
3.800% due 10/01/60  30,000 19,675
4.200% due 05/01/50  300,000 224,267
LyondellBasell Industries NV
4.625% due 02/26/55  75,000 59,366
Mosaic Co.
5.450% due 11/15/33  163,000 164,053
NewMarket Corp.
2.700% due 03/18/31  100,000 87,767
Newmont Corp.
2.250% due 10/01/30  65,000 57,592
2.600% due 07/15/32  100,000 86,612
5.875% due 04/01/35  100,000 104,813
Nucor Corp.
2.979% due 12/15/55  25,000 15,218
5.100% due 06/01/35  250,000 246,615
a
Principal
Amount Value
Nutrien Ltd. (Canada)
2.950% due 05/13/30  $ 50,000 $ 45,781
4.200% due 04/01/29  55,000 53,944
4.500% due 03/12/27  115,000 115,124
5.250% due 01/15/45  139,000 129,071
PPG Industries, Inc.
2.800% due 08/15/29  50,000 46,486
Rio Tinto Finance USA Ltd. (Australia)
2.750% due 11/02/51  50,000 30,550
7.125% due 07/15/28  50,000 54,040
Rio Tinto Finance USA PLC (Australia)
4.750% due 03/22/42  200,000 181,949
4.875% due 03/14/30  45,000 45,472
5.250% due 03/14/35  35,000 35,282
5.750% due 03/14/55  45,000 45,107
RPM International, Inc.
5.250% due 06/01/45  50,000 47,818
Sherwin-Williams Co.
3.450% due 06/01/27  60,000 58,726
4.000% due 12/15/42  50,000 40,493
4.500% due 06/01/47  29,000 24,674
4.550% due 03/01/28  100,000 100,176
Southern Copper Corp. (Mexico)
5.250% due 11/08/42  150,000 138,807
7.500% due 07/27/35  50,000 56,890
Steel Dynamics, Inc.
1.650% due 10/15/27  10,000 9,304
3.250% due 01/15/31  40,000 36,658
3.250% due 10/15/50  20,000 13,187
5.250% due 05/15/35  45,000 44,589
Suzano Austria GmbH (Brazil)
2.500% due 09/15/28  40,000 36,419
3.125% due 01/15/32  40,000 34,091
3.750% due 01/15/31  125,000 112,911
Suzano International Finance BV (Brazil)
5.500% due 01/17/27  50,000 50,540
Vale Overseas Ltd. (Brazil)
6.875% due 11/21/36  150,000 162,254
Westlake Corp.
4.375% due 11/15/47  100,000 79,307
5,780,316
Communications - 2.1%
Alibaba Group Holding Ltd. (China)
2.700% due 02/09/41  350,000 244,892
5.250% due 05/26/35 ~ 200,000 201,245
Alphabet, Inc.
0.800% due 08/15/27  150,000 139,363
1.900% due 08/15/40  150,000 100,538
2.250% due 08/15/60  150,000 83,347
Amazon.com, Inc.
1.000% due 05/12/26  100,000 96,676
1.500% due 06/03/30  85,000 73,853
1.650% due 05/12/28  100,000 92,785
2.100% due 05/12/31  100,000 87,203
2.500% due 06/03/50  40,000 24,218
2.875% due 05/12/41  100,000 74,765
3.100% due 05/12/51  100,000 67,991
3.250% due 05/12/61  100,000 66,086
3.300% due 04/13/27  150,000 147,509
3.600% due 04/13/32  200,000 188,526
3.875% due 08/22/37  195,000 175,414
3.950% due 04/13/52  150,000 119,634
4.050% due 08/22/47  70,000 58,268

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.100% due 04/13/62  $ 100,000 $ 79,305
4.250% due 08/22/57  100,000 82,415
4.550% due 12/01/27  100,000 101,078
4.700% due 12/01/32  100,000 100,893
America Movil SAB de CV (Mexico)
2.875% due 05/07/30  200,000 182,872
6.375% due 03/01/35  125,000 135,009
AT&T, Inc.
1.650% due 02/01/28  300,000 277,563
2.250% due 02/01/32  165,000 139,215
2.750% due 06/01/31  100,000 88,912
3.500% due 06/01/41  200,000 154,398
3.500% due 09/15/53  247,000 168,557
3.550% due 09/15/55  433,000 293,677
3.650% due 09/15/59  221,000 149,170
3.800% due 12/01/57  200,000 140,515
3.850% due 06/01/60  45,000 31,378
4.250% due 03/01/27  100,000 99,620
4.350% due 03/01/29  150,000 148,534
4.350% due 06/15/45  177,000 146,870
4.500% due 05/15/35  90,000 84,630
4.550% due 03/09/49  100,000 84,049
4.850% due 03/01/39  70,000 65,727
5.350% due 09/01/40  161,000 156,821
5.400% due 02/15/34  150,000 152,463
Baidu, Inc. (China)
1.625% due 02/23/27  200,000 190,287
Bell Telephone Co. of Canada or Bell
Canada (Canada)
2.150% due 02/15/32  40,000 33,403
4.464% due 04/01/48  65,000 52,933
5.200% due 02/15/34  100,000 100,010
Booking Holdings, Inc.
3.600% due 06/01/26  50,000 49,570
4.625% due 04/13/30  200,000 200,494
British Telecommunications PLC (United
Kingdom)
5.125% due 12/04/28  200,000 203,006
9.625% due 12/15/30  50,000 61,066
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.500% due 06/01/41  60,000 41,601
3.750% due 02/15/28  100,000 96,952
3.900% due 06/01/52  175,000 113,238
4.200% due 03/15/28  200,000 196,186
4.400% due 12/01/61  100,000 66,455
5.125% due 07/01/49  100,000 79,427
5.375% due 05/01/47  50,000 41,462
6.150% due 11/10/26  120,000 122,471
6.384% due 10/23/35  70,000 70,971
6.484% due 10/23/45  165,000 156,969
6.834% due 10/23/55  50,000 48,690
Cisco Systems, Inc.
4.800% due 02/26/27  125,000 126,541
4.850% due 02/26/29  100,000 101,807
5.050% due 02/26/34  200,000 202,763
Comcast Corp.
1.950% due 01/15/31  140,000 120,194
2.350% due 01/15/27  40,000 38,666
2.450% due 08/15/52  100,000 54,879
2.800% due 01/15/51  55,000 33,181
2.887% due 11/01/51  350,000 213,623
a
Principal
Amount Value
2.987% due 11/01/63  $ 101,000 $ 57,475
3.300% due 02/01/27  100,000 98,298
3.400% due 07/15/46  55,000 39,391
3.750% due 04/01/40  155,000 127,215
3.999% due 11/01/49  211,000 162,030
4.000% due 08/15/47  100,000 78,112
4.049% due 11/01/52  97,000 73,765
4.150% due 10/15/28  95,000 93,991
4.250% due 10/15/30  420,000 412,305
4.400% due 08/15/35  77,000 72,341
4.600% due 10/15/38  85,000 78,317
4.800% due 05/15/33  200,000 197,025
4.950% due 10/15/58  80,000 69,635
5.300% due 06/01/34  150,000 152,564
5.350% due 11/15/27  65,000 66,681
5.500% due 05/15/64  200,000 187,985
5.650% due 06/01/54  85,000 83,298
Corning, Inc.
4.375% due 11/15/57  100,000 79,619
4.700% due 03/15/37  50,000 47,308
5.350% due 11/15/48  100,000 95,316
Deutsche Telekom International Finance BV
(Germany)
8.750% due 06/15/30  185,000 217,175
Discovery Communications LLC
3.950% due 03/20/28  60,000 57,672
eBay, Inc.
2.700% due 03/11/30  100,000 91,090
3.600% due 06/05/27  50,000 49,075
Expedia Group, Inc.
3.800% due 02/15/28  250,000 243,864
Fox Corp.
5.576% due 01/25/49  200,000 187,470
Interpublic Group of Cos., Inc.
2.400% due 03/01/31  100,000 87,459
3.375% due 03/01/41  70,000 52,335
JD.com, Inc. (China)
4.125% due 01/14/50  200,000 162,351
Juniper Networks, Inc.
3.750% due 08/15/29  100,000 96,200
Meta Platforms, Inc.
3.500% due 08/15/27  200,000 197,192
4.600% due 05/15/28  200,000 202,447
4.750% due 08/15/34  135,000 134,092
4.950% due 05/15/33  100,000 101,272
5.400% due 08/15/54  85,000 83,344
5.750% due 05/15/63  100,000 101,649
Motorola Solutions, Inc.
2.750% due 05/24/31  100,000 88,631
4.600% due 02/23/28  100,000 100,359
Netflix, Inc.
4.900% due 08/15/34  40,000 40,044
5.875% due 11/15/28  250,000 261,546
Omnicom Group, Inc.
2.600% due 08/01/31  100,000 87,529
5.300% due 11/01/34  100,000 99,935
Omnicom Group, Inc./Omnicom Capital, Inc.
3.600% due 04/15/26  50,000 49,517
Orange SA (France)
5.375% due 01/13/42  150,000 146,000
9.000% due 03/01/31  50,000 60,441
Paramount Global
2.900% due 01/15/27  27,000 26,133

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.375% due 02/15/28  $ 55,000 $ 52,844
4.375% due 03/15/43  70,000 51,884
5.900% due 10/15/40  50,000 44,724
6.875% due 04/30/36  100,000 102,655
7.875% due 07/30/30  100,000 109,895
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  65,000 63,261
3.800% due 03/15/32  65,000 59,031
4.300% due 02/15/48  85,000 66,790
4.350% due 05/01/49  75,000 58,741
4.500% due 03/15/43  25,000 21,105
4.550% due 03/15/52  100,000 79,798
5.000% due 03/15/44  100,000 88,520
T-Mobile USA, Inc.
2.250% due 11/15/31  50,000 42,498
2.400% due 03/15/29  25,000 22,973
2.700% due 03/15/32  55,000 47,594
3.000% due 02/15/41  20,000 14,519
3.300% due 02/15/51  50,000 33,404
3.400% due 10/15/52  150,000 101,456
3.750% due 04/15/27  500,000 492,826
3.875% due 04/15/30  300,000 287,686
4.500% due 04/15/50  200,000 166,449
4.800% due 07/15/28  200,000 201,574
4.950% due 03/15/28  60,000 60,704
5.050% due 07/15/33  160,000 158,978
5.150% due 04/15/34  50,000 50,088
5.200% due 01/15/33  130,000 131,079
5.300% due 05/15/35  105,000 105,606
5.650% due 01/15/53  65,000 63,456
5.800% due 09/15/62  95,000 93,327
Telefonica Emisiones SA (Spain)
7.045% due 06/20/36  150,000 166,394
Telefonica Europe BV (Spain)
8.250% due 09/15/30  250,000 287,458
TELUS Corp. (Canada)
3.400% due 05/13/32  50,000 44,753
4.600% due 11/16/48  100,000 82,154
Time Warner Cable LLC
5.875% due 11/15/40  150,000 137,651
6.550% due 05/01/37  100,000 99,256
6.750% due 06/15/39  50,000 50,006
7.300% due 07/01/38  150,000 157,578
VeriSign, Inc.
2.700% due 06/15/31  80,000 70,408
Verizon Communications, Inc.
due 04/02/35 # 120,000 120,350
1.500% due 09/18/30  90,000 76,368
1.750% due 01/20/31  100,000 84,587
2.100% due 03/22/28  60,000 56,094
2.355% due 03/15/32  500,000 423,256
2.550% due 03/21/31  140,000 123,404
2.650% due 11/20/40  450,000 316,220
2.850% due 09/03/41  45,000 31,694
2.875% due 11/20/50  100,000 62,326
2.987% due 10/30/56  383,000 230,263
3.000% due 11/20/60  90,000 53,162
3.400% due 03/22/41  280,000 215,701
3.550% due 03/22/51  55,000 39,298
3.700% due 03/22/61  45,000 31,019
4.000% due 03/22/50  250,000 192,567
4.272% due 01/15/36  57,000 52,321
5.500% due 02/23/54  90,000 87,543
a
Principal
Amount Value
Vodafone Group PLC (United Kingdom)
5.125% due 06/19/59  $ 100,000 $ 86,669
5.750% due 06/28/54  300,000 286,522
6.150% due 02/27/37  150,000 159,008
7.875% due 02/15/30  5,000 5,724
Walt Disney Co.
2.000% due 09/01/29  35,000 31,630
2.650% due 01/13/31  310,000 280,133
2.750% due 09/01/49  45,000 28,313
3.600% due 01/13/51  200,000 147,562
4.700% due 03/23/50  250,000 223,495
5.400% due 10/01/43  100,000 99,137
6.400% due 12/15/35  39,000 43,478
6.650% due 11/15/37  150,000 170,379
Weibo Corp. (China)
3.375% due 07/08/30  200,000 184,687
21,132,355
Consumer, Cyclical - 1.5%
American Airlines Pass-Through Trust
Class AA
3.200% due 12/15/29  94,425 90,060
American Honda Finance Corp.
2.000% due 03/24/28  45,000 41,879
2.250% due 01/12/29  150,000 137,531
4.900% due 03/12/27  100,000 100,810
4.900% due 03/13/29  100,000 100,891
Aptiv Swiss Holdings Ltd.
3.100% due 12/01/51  200,000 117,219
4.400% due 10/01/46  100,000 75,872
AutoZone, Inc.
1.650% due 01/15/31  85,000 71,526
3.750% due 06/01/27  100,000 98,571
4.750% due 02/01/33  65,000 63,497
Best Buy Co., Inc.
4.450% due 10/01/28  50,000 49,921
BorgWarner, Inc.
2.650% due 07/01/27  25,000 23,966
Brunswick Corp.
5.850% due 03/18/29  70,000 71,651
Choice Hotels International, Inc.
3.700% due 12/01/29  25,000 23,551
5.850% due 08/01/34  65,000 65,178
Costco Wholesale Corp.
1.375% due 06/20/27  200,000 188,535
Cummins, Inc.
1.500% due 09/01/30  100,000 85,723
2.600% due 09/01/50  100,000 60,183
Darden Restaurants, Inc.
3.850% due 05/01/27  130,000 128,111
Delta Air Lines Pass-Through Trust
Class AA
2.000% due 12/10/29  36,546 34,164
Dollar General Corp.
3.875% due 04/15/27  50,000 49,342
5.200% due 07/05/28  140,000 142,046
Dollar Tree, Inc.
2.650% due 12/01/31  100,000 86,235
4.200% due 05/15/28  45,000 44,189
DR Horton, Inc.
1.300% due 10/15/26  85,000 80,952
Ford Motor Credit Co. LLC
5.303% due 09/06/29  200,000 194,008
5.800% due 03/05/27  200,000 200,944

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.800% due 03/08/29  $ 250,000 $ 247,677
6.050% due 03/05/31  200,000 197,344
6.054% due 11/05/31  275,000 269,607
6.500% due 02/07/35  200,000 196,402
6.532% due 03/19/32  200,000 200,005
6.798% due 11/07/28  200,000 205,785
General Motors Co.
4.200% due 10/01/27  50,000 49,202
5.400% due 04/01/48  50,000 42,716
6.250% due 10/02/43  100,000 96,291
6.750% due 04/01/46  25,000 25,362
General Motors Financial Co., Inc.
2.700% due 06/10/31  100,000 85,345
4.000% due 10/06/26  50,000 49,414
4.300% due 04/06/29  100,000 96,456
4.900% due 10/06/29  100,000 98,415
5.000% due 04/09/27  60,000 60,090
5.050% due 04/04/28  85,000 85,115
5.350% due 01/07/30  350,000 349,566
5.400% due 04/06/26  75,000 75,335
5.550% due 07/15/29  45,000 45,373
5.600% due 06/18/31  65,000 65,045
5.900% due 01/07/35  350,000 346,844
5.950% due 04/04/34  45,000 44,805
Hasbro, Inc.
3.500% due 09/15/27  30,000 29,164
3.900% due 11/19/29  100,000 95,172
Home Depot, Inc.
1.375% due 03/15/31  300,000 249,776
2.125% due 09/15/26  100,000 97,143
2.375% due 03/15/51  200,000 114,659
2.700% due 04/15/30  300,000 275,473
3.000% due 04/01/26  25,000 24,711
3.250% due 04/15/32  65,000 59,316
3.500% due 09/15/56  55,000 38,534
3.900% due 12/06/28  40,000 39,463
4.200% due 04/01/43  300,000 256,994
4.500% due 12/06/48  100,000 86,203
4.750% due 06/25/29  70,000 70,880
4.875% due 06/25/27  50,000 50,713
4.950% due 06/25/34  55,000 55,205
5.300% due 06/25/54  30,000 28,998
5.875% due 12/16/36  75,000 80,235
Hyatt Hotels Corp.
5.750% due 01/30/27  95,000 96,676
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  11,074 10,401
Lear Corp.
2.600% due 01/15/32  100,000 84,475
3.550% due 01/15/52  100,000 65,288
LKQ Corp.
5.750% due 06/15/28  300,000 306,793
Lowe's Cos., Inc.
1.300% due 04/15/28  20,000 18,228
1.700% due 09/15/28  25,000 22,766
1.700% due 10/15/30  20,000 17,069
2.625% due 04/01/31  100,000 88,677
2.800% due 09/15/41  50,000 34,632
3.000% due 10/15/50  15,000 9,388
3.500% due 04/01/51  50,000 34,463
3.650% due 04/05/29  35,000 33,762
3.750% due 04/01/32  200,000 185,637
4.250% due 04/01/52  50,000 39,143
a
Principal
Amount Value
4.450% due 04/01/62  $ 250,000 $ 194,650
4.500% due 04/15/30  250,000 248,127
Marriott International, Inc.
2.750% due 10/15/33  150,000 124,635
3.125% due 06/15/26  200,000 196,670
3.500% due 10/15/32  40,000 35,684
McDonald's Corp.
3.500% due 03/01/27  50,000 49,212
3.600% due 07/01/30  100,000 95,447
3.700% due 02/15/42  200,000 159,022
3.800% due 04/01/28  25,000 24,611
4.200% due 04/01/50  150,000 120,694
4.450% due 09/01/48  10,000 8,424
4.600% due 05/15/30  200,000 200,109
4.875% due 07/15/40  10,000 9,404
4.950% due 03/03/35  200,000 199,141
Mercedes-Benz Finance North America LLC
(Germany)
8.500% due 01/18/31  50,000 58,924
NIKE, Inc.
3.375% due 11/01/46  200,000 146,497
3.625% due 05/01/43  25,000 19,928
O'Reilly Automotive, Inc.
4.350% due 06/01/28  100,000 99,675
4.700% due 06/15/32  50,000 48,999
5.750% due 11/20/26  100,000 101,865
PACCAR Financial Corp.
1.100% due 05/11/26  70,000 67,598
2.000% due 02/04/27  70,000 67,306
4.000% due 09/26/29  100,000 98,447
Ross Stores, Inc.
0.875% due 04/15/26  100,000 96,358
1.875% due 04/15/31  100,000 84,623
Sands China Ltd. (Macau)
2.300% due 03/08/27  350,000 331,794
Starbucks Corp.
2.450% due 06/15/26  50,000 48,869
3.500% due 03/01/28  100,000 97,615
3.550% due 08/15/29  100,000 96,143
3.750% due 12/01/47  35,000 26,083
4.300% due 06/15/45  35,000 28,738
4.450% due 08/15/49  100,000 82,372
4.800% due 02/15/33  70,000 69,618
5.000% due 02/15/34  100,000 99,642
Tapestry, Inc.
4.125% due 07/15/27  23,000 22,702
Target Corp.
1.950% due 01/15/27  250,000 240,706
3.375% due 04/15/29  100,000 96,426
4.800% due 01/15/53  35,000 31,512
Toyota Motor Corp. (Japan)
5.118% due 07/13/28  250,000 255,884
Toyota Motor Credit Corp.
1.150% due 08/13/27  120,000 111,593
1.900% due 04/06/28  100,000 92,978
2.150% due 02/13/30  100,000 89,300
3.050% due 03/22/27  200,000 195,236
3.200% due 01/11/27  100,000 98,112
4.550% due 08/09/29  45,000 45,023
4.700% due 01/12/33  300,000 297,236
United Airlines Pass-Through Trust Class A
4.000% due 10/11/27  51,552 50,963
5.875% due 04/15/29  38,359 39,100

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
United Airlines Pass-Through Trust
Class AA
2.875% due 04/07/30  $ 96,755 $ 91,062
3.100% due 01/07/30  30,213 28,732
Walmart, Inc.
1.050% due 09/17/26  150,000 143,691
1.800% due 09/22/31  300,000 257,330
2.500% due 09/22/41  250,000 175,524
2.650% due 09/22/51  200,000 125,260
3.050% due 07/08/26  65,000 64,219
3.250% due 07/08/29  80,000 77,305
4.500% due 04/15/53  200,000 176,997
Warnermedia Holdings, Inc.
4.279% due 03/15/32  300,000 264,412
5.050% due 03/15/42  300,000 240,070
5.141% due 03/15/52  400,000 291,826
Whirlpool Corp.
2.400% due 05/15/31  5,000 4,203
4.600% due 05/15/50  50,000 37,484
4.700% due 05/14/32  30,000 27,970
4.750% due 02/26/29  60,000 59,150
WW Grainger, Inc.
3.750% due 05/15/46  50,000 39,534
4.450% due 09/15/34  145,000 139,199
4.600% due 06/15/45  20,000 17,876
15,424,325
Consumer, Non-Cyclical - 4.3%
Abbott Laboratories
3.750% due 11/30/26  227,000 225,780
4.750% due 11/30/36  100,000 98,483
4.900% due 11/30/46  100,000 94,695
6.150% due 11/30/37  25,000 27,748
AbbVie, Inc.
2.950% due 11/21/26  455,000 445,515
3.200% due 05/14/26  100,000 98,752
3.200% due 11/21/29  175,000 165,369
4.050% due 11/21/39  70,000 61,419
4.250% due 11/21/49  300,000 248,735
4.300% due 05/14/36  50,000 46,754
4.400% due 11/06/42  125,000 110,433
4.500% due 05/14/35  160,000 153,622
4.625% due 10/01/42  100,000 90,965
4.700% due 05/14/45  50,000 45,187
4.800% due 03/15/27  95,000 95,970
4.950% due 03/15/31  40,000 40,649
5.050% due 03/15/34  100,000 100,744
5.350% due 03/15/44  15,000 14,844
5.400% due 03/15/54  65,000 63,889
5.500% due 03/15/64  35,000 34,463
Adventist Health System
3.630% due 03/01/49  15,000 10,211
Advocate Health & Hospitals Corp.
3.387% due 10/15/49  50,000 36,217
Agilent Technologies, Inc.
2.300% due 03/12/31  100,000 86,936
4.750% due 09/09/34  100,000 96,975
Altria Group, Inc.
3.400% due 05/06/30  50,000 46,725
3.400% due 02/04/41  250,000 183,491
4.450% due 05/06/50  75,000 58,862
4.500% due 05/02/43  100,000 82,836
4.800% due 02/14/29  300,000 300,696
5.800% due 02/14/39  65,000 65,345
a
Principal
Amount Value
5.950% due 02/14/49  $ 75,000 $ 74,113
Amgen, Inc.
2.200% due 02/21/27  35,000 33,619
2.300% due 02/25/31  200,000 174,717
2.450% due 02/21/30  50,000 45,146
2.770% due 09/01/53  311,000 185,115
3.200% due 11/02/27  50,000 48,561
3.350% due 02/22/32  145,000 132,339
3.375% due 02/21/50  250,000 175,119
4.200% due 03/01/33  200,000 189,668
4.400% due 05/01/45  100,000 84,641
5.150% due 11/15/41  174,000 164,275
5.250% due 03/02/30  100,000 102,307
5.600% due 03/02/43  45,000 44,630
5.650% due 03/02/53  230,000 225,788
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc. (Belgium)
4.900% due 02/01/46  450,000 415,312
Anheuser-Busch InBev Worldwide, Inc.
(Belgium)
3.500% due 06/01/30  350,000 333,602
4.000% due 04/13/28  80,000 79,517
4.375% due 04/15/38  35,000 32,261
4.439% due 10/06/48  200,000 170,993
4.750% due 01/23/29  55,000 55,568
4.900% due 01/23/31  65,000 66,149
5.450% due 01/23/39  65,000 66,049
5.550% due 01/23/49  100,000 100,218
5.800% due 01/23/59  145,000 150,075
Archer-Daniels-Midland Co.
2.700% due 09/15/51  250,000 152,929
2.900% due 03/01/32  45,000 39,948
Ascension Health
3.945% due 11/15/46  70,000 56,944
Astrazeneca Finance LLC (United Kingdom)
1.200% due 05/28/26  35,000 33,826
2.250% due 05/28/31  20,000 17,511
4.875% due 03/03/28  150,000 152,531
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30  300,000 255,793
3.000% due 05/28/51  15,000 10,030
3.125% due 06/12/27  100,000 97,843
4.000% due 09/18/42  25,000 21,157
4.375% due 11/16/45  25,000 21,784
6.450% due 09/15/37  100,000 111,880
Automatic Data Processing, Inc.
1.250% due 09/01/30  40,000 33,959
1.700% due 05/15/28  40,000 37,114
Avery Dennison Corp.
2.650% due 04/30/30  30,000 27,225
5.750% due 03/15/33  100,000 102,371
Banner Health
1.897% due 01/01/31  40,000 34,504
2.913% due 01/01/51  50,000 32,720
BAT Capital Corp. (United Kingdom)
2.726% due 03/25/31  250,000 221,516
3.215% due 09/06/26  50,000 49,063
3.462% due 09/06/29  50,000 47,326
3.557% due 08/15/27  100,000 97,601
4.390% due 08/15/37  70,000 61,496
4.700% due 04/02/27  200,000 200,366
4.758% due 09/06/49  50,000 40,721
5.625% due 08/15/35  100,000 100,444

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Baxalta, Inc.
5.250% due 06/23/45  $ 9,000 $ 8,526
Baxter International, Inc.
1.915% due 02/01/27  100,000 95,415
2.539% due 02/01/32  100,000 85,810
3.950% due 04/01/30  150,000 144,441
Baylor Scott & White Holdings
2.839% due 11/15/50  200,000 129,116
Becton Dickinson & Co.
2.823% due 05/20/30  70,000 63,906
3.794% due 05/20/50  350,000 262,707
4.669% due 06/06/47  50,000 43,260
Biogen, Inc.
2.250% due 05/01/30  55,000 48,528
3.150% due 05/01/50  190,000 119,453
Boston Scientific Corp.
4.550% due 03/01/39  50,000 46,802
4.700% due 03/01/49  70,000 62,937
Bristol-Myers Squibb Co.
1.125% due 11/13/27  50,000 46,298
2.350% due 11/13/40  20,000 13,668
2.550% due 11/13/50  30,000 17,685
2.950% due 03/15/32  50,000 44,681
3.200% due 06/15/26  50,000 49,422
3.250% due 08/01/42  100,000 75,086
3.400% due 07/26/29  118,000 113,264
3.700% due 03/15/52  70,000 51,687
3.900% due 02/20/28  100,000 99,100
3.900% due 03/15/62  250,000 181,133
4.125% due 06/15/39  35,000 30,958
4.250% due 10/26/49  365,000 298,829
4.350% due 11/15/47  50,000 41,923
4.900% due 02/22/27  85,000 86,088
4.900% due 02/22/29  115,000 117,019
5.200% due 02/22/34  95,000 96,691
5.500% due 02/22/44  20,000 19,919
5.550% due 02/22/54  70,000 69,034
5.650% due 02/22/64  105,000 102,957
Brown-Forman Corp.
4.500% due 07/15/45  40,000 34,336
Bunge Ltd. Finance Corp.
2.750% due 05/14/31  100,000 88,658
3.250% due 08/15/26  20,000 19,662
3.750% due 09/25/27  30,000 29,503
California Institute of Technology
3.650% due 09/01/19  20,000 12,958
Campbell's Co.
4.150% due 03/15/28  100,000 98,997
4.750% due 03/23/35  165,000 158,160
4.800% due 03/15/48  20,000 17,527
Cardinal Health, Inc.
3.410% due 06/15/27  100,000 97,822
4.368% due 06/15/47  50,000 41,129
4.900% due 09/15/45  50,000 44,671
5.350% due 11/15/34  150,000 150,613
Cencora, Inc.
3.450% due 12/15/27  50,000 48,675
5.125% due 02/15/34  145,000 144,780
Centene Corp.
2.500% due 03/01/31  100,000 84,403
3.000% due 10/15/30  200,000 175,116
4.625% due 12/15/29  200,000 191,765
a
Principal
Amount Value
Children's Hospital of Philadelphia
2.704% due 07/01/50  $ 250,000 $ 159,686
Church & Dwight Co., Inc.
2.300% due 12/15/31  40,000 34,376
5.000% due 06/15/52  100,000 91,000
Cigna Group
2.375% due 03/15/31  60,000 52,376
2.400% due 03/15/30  120,000 107,605
3.050% due 10/15/27  30,000 29,034
3.200% due 03/15/40  85,000 64,467
3.400% due 03/15/50  65,000 43,914
3.400% due 03/15/51  40,000 26,805
3.875% due 10/15/47  50,000 37,326
4.375% due 10/15/28  80,000 79,414
4.800% due 08/15/38  60,000 56,095
4.900% due 12/15/48  555,000 483,719
Cintas Corp. No. 2
3.700% due 04/01/27  50,000 49,341
Coca-Cola Co.
1.500% due 03/05/28  60,000 55,836
2.000% due 03/05/31  65,000 56,858
2.125% due 09/06/29  100,000 91,522
2.250% due 01/05/32  100,000 87,284
2.875% due 05/05/41  100,000 74,321
3.000% due 03/05/51  415,000 276,978
4.650% due 08/14/34  140,000 139,283
Colgate-Palmolive Co.
3.100% due 08/15/27  50,000 48,974
3.700% due 08/01/47  100,000 77,961
CommonSpirit Health
4.350% due 11/01/42  150,000 126,014
6.073% due 11/01/27  80,000 82,640
Conagra Brands, Inc.
4.850% due 11/01/28  45,000 45,116
5.300% due 10/01/26  120,000 121,215
5.300% due 11/01/38  50,000 47,607
5.400% due 11/01/48  40,000 36,444
Constellation Brands, Inc.
2.250% due 08/01/31  160,000 135,656
3.500% due 05/09/27  15,000 14,677
4.350% due 05/09/27  150,000 149,416
4.650% due 11/15/28  30,000 29,983
4.800% due 01/15/29  50,000 50,137
5.250% due 11/15/48  30,000 27,487
CVS Health Corp.
1.300% due 08/21/27  335,000 309,418
1.750% due 08/21/30  200,000 169,549
2.875% due 06/01/26  100,000 98,009
3.000% due 08/15/26  35,000 34,224
3.250% due 08/15/29  65,000 60,715
3.750% due 04/01/30  100,000 94,405
4.125% due 04/01/40  300,000 244,163
4.300% due 03/25/28  72,000 71,148
4.780% due 03/25/38  95,000 85,285
5.125% due 07/20/45  105,000 91,610
5.300% due 06/01/33  80,000 79,248
5.300% due 12/05/43  200,000 180,189
5.875% due 06/01/53  200,000 188,937
Danaher Corp.
2.600% due 10/01/50  125,000 75,802
2.800% due 12/10/51  100,000 62,821
4.375% due 09/15/45  30,000 26,033

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30  $ 350,000 $ 309,135
3.875% due 04/29/43  100,000 80,366
Dignity Health
5.267% due 11/01/64  100,000 90,340
Elevance Health, Inc.
2.550% due 03/15/31  100,000 88,418
3.600% due 03/15/51  30,000 21,281
3.650% due 12/01/27  30,000 29,425
4.375% due 12/01/47  30,000 24,628
4.625% due 05/15/42  100,000 88,271
4.650% due 01/15/43  50,000 44,076
4.750% due 02/15/33  100,000 97,841
5.125% due 02/15/53  100,000 89,782
5.200% due 02/15/35  95,000 95,355
5.500% due 10/15/32  200,000 206,850
Eli Lilly & Co.
2.250% due 05/15/50  200,000 114,893
3.375% due 03/15/29  27,000 26,128
4.150% due 08/14/27  70,000 70,050
4.600% due 08/14/34  70,000 68,829
4.700% due 02/27/33  125,000 125,145
4.950% due 02/27/63  250,000 227,786
5.050% due 08/14/54  50,000 47,280
5.100% due 02/12/35  250,000 255,030
Equifax, Inc.
2.350% due 09/15/31  150,000 128,601
Estee Lauder Cos., Inc.
1.950% due 03/15/31  45,000 38,393
2.375% due 12/01/29  10,000 9,053
3.125% due 12/01/49  15,000 9,691
3.150% due 03/15/27  50,000 48,859
4.150% due 03/15/47  30,000 23,694
Flowers Foods, Inc.
2.400% due 03/15/31  45,000 38,821
GE HealthCare Technologies, Inc.
4.800% due 08/14/29  95,000 95,320
5.857% due 03/15/30  200,000 208,861
General Mills, Inc.
2.250% due 10/14/31  50,000 42,745
3.000% due 02/01/51  60,000 38,515
3.200% due 02/10/27  100,000 97,801
4.200% due 04/17/28  50,000 49,520
4.950% due 03/29/33  70,000 69,303
5.250% due 01/30/35  100,000 100,073
George Washington University
4.300% due 09/15/44  50,000 43,280
Georgetown University
2.943% due 04/01/50  25,000 16,214
Gilead Sciences, Inc.
1.200% due 10/01/27  45,000 41,723
1.650% due 10/01/30  40,000 34,223
2.600% due 10/01/40  200,000 142,807
2.800% due 10/01/50  100,000 62,807
2.950% due 03/01/27  100,000 97,460
4.150% due 03/01/47  75,000 61,714
4.600% due 09/01/35  45,000 43,444
4.750% due 03/01/46  50,000 45,009
5.100% due 06/15/35  50,000 50,216
5.250% due 10/15/33  155,000 158,687
GlaxoSmithKline Capital PLC (United
Kingdom)
3.375% due 06/01/29  250,000 240,655
a
Principal
Amount Value
GlaxoSmithKline Capital, Inc. (United
Kingdom)
6.375% due 05/15/38  $ 100,000 $ 110,364
Global Payments, Inc.
2.900% due 05/15/30  300,000 272,107
5.400% due 08/15/32  200,000 202,419
Hackensack Meridian Health, Inc.
4.500% due 07/01/57  100,000 84,702
Haleon U.S. Capital LLC
3.625% due 03/24/32  250,000 230,260
HCA, Inc.
3.125% due 03/15/27  45,000 43,718
4.125% due 06/15/29  35,000 33,994
4.500% due 02/15/27  60,000 59,816
4.625% due 03/15/52  25,000 19,918
5.125% due 06/15/39  50,000 46,448
5.200% due 06/01/28  165,000 167,058
5.250% due 06/15/26  75,000 75,229
5.250% due 06/15/49  100,000 88,073
5.500% due 06/15/47  75,000 69,126
5.900% due 06/01/53  200,000 191,278
6.000% due 04/01/54  100,000 96,825
Hershey Co.
2.300% due 08/15/26  50,000 48,783
4.250% due 05/04/28  140,000 140,340
Hormel Foods Corp.
1.700% due 06/03/28  35,000 32,330
3.050% due 06/03/51  25,000 16,492
Humana, Inc.
3.700% due 03/23/29  85,000 81,471
4.625% due 12/01/42  100,000 83,487
5.375% due 04/15/31  110,000 110,902
5.750% due 12/01/28  200,000 206,554
Illumina, Inc.
4.650% due 09/09/26  55,000 54,967
Ingredion, Inc.
3.200% due 10/01/26  100,000 98,001
J.M. Smucker Co.
2.375% due 03/15/30  65,000 58,408
6.200% due 11/15/33  100,000 106,535
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
5.750% due 04/01/33  364,000 370,019
JBS USA LUX SARL/JBS USA Food Co./
JBS USA Foods Group
5.950% due 04/20/35 ~ 100,000 102,880
Johns Hopkins Health System Corp.
3.837% due 05/15/46  50,000 39,807
Johns Hopkins University
4.705% due 07/01/32  30,000 30,121
Johnson & Johnson
1.300% due 09/01/30  70,000 60,011
2.100% due 09/01/40  65,000 44,845
2.250% due 09/01/50  100,000 58,639
3.400% due 01/15/38  50,000 42,785
3.500% due 01/15/48  65,000 50,190
3.550% due 03/01/36  25,000 22,425
3.625% due 03/03/37  132,000 117,680
3.700% due 03/01/46  25,000 20,223
3.750% due 03/03/47  50,000 40,275
4.850% due 05/15/41  50,000 49,216
4.950% due 06/01/34  105,000 107,664
5.950% due 08/15/37  100,000 110,238

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Kaiser Foundation Hospitals
2.810% due 06/01/41  $ 65,000 $ 46,643
3.002% due 06/01/51  70,000 45,513
3.150% due 05/01/27  225,000 219,887
4.150% due 05/01/47  20,000 16,661
Kellanova
3.400% due 11/15/27  100,000 97,516
4.300% due 05/15/28  100,000 99,666
Kenvue, Inc.
5.050% due 03/22/28  200,000 204,358
5.050% due 03/22/53  200,000 187,359
Keurig Dr. Pepper, Inc.
2.550% due 09/15/26  50,000 48,723
3.430% due 06/15/27  35,000 34,224
4.420% due 12/15/46  250,000 210,190
5.300% due 03/15/34  100,000 101,924
Kimberly-Clark Corp.
1.050% due 09/15/27  25,000 23,184
2.000% due 11/02/31  100,000 86,493
3.950% due 11/01/28  10,000 9,903
6.625% due 08/01/37  100,000 115,171
Kraft Heinz Foods Co.
3.875% due 05/15/27  250,000 246,863
5.200% due 03/15/32  125,000 126,431
5.400% due 03/15/35  200,000 201,686
Kroger Co.
3.950% due 01/15/50  100,000 76,042
4.650% due 01/15/48  100,000 84,916
5.000% due 09/15/34  45,000 43,993
5.150% due 08/01/43  25,000 23,247
5.500% due 09/15/54  35,000 33,038
5.650% due 09/15/64  35,000 33,079
Laboratory Corp. of America Holdings
1.550% due 06/01/26  70,000 67,631
2.700% due 06/01/31  100,000 88,380
3.600% due 09/01/27  100,000 97,986
4.700% due 02/01/45  50,000 43,424
Leland Stanford Junior University
3.647% due 05/01/48  125,000 97,994
Mass General Brigham, Inc.
3.342% due 07/01/60  30,000 19,981
Massachusetts Institute of Technology
3.067% due 04/01/52  100,000 68,513
5.600% due 07/01/11  100,000 101,880
Mayo Clinic
3.196% due 11/15/61  100,000 65,177
McCormick & Co., Inc.
3.400% due 08/15/27  50,000 48,895
4.700% due 10/15/34  65,000 62,215
McKesson Corp.
1.300% due 08/15/26  165,000 158,502
Mead Johnson Nutrition Co. (United
Kingdom)
4.600% due 06/01/44  200,000 175,781
Medtronic Global Holdings SCA
4.500% due 03/30/33  200,000 195,485
Medtronic, Inc.
4.625% due 03/15/45  65,000 58,385
Memorial Sloan-Kettering Cancer Center
2.955% due 01/01/50  55,000 36,376
Merck & Co., Inc.
1.700% due 06/10/27  50,000 47,469
2.150% due 12/10/31  50,000 43,040
a
Principal
Amount Value
3.600% due 09/15/42  $ 300,000 $ 238,356
4.050% due 05/17/28  250,000 249,305
4.150% due 05/18/43  100,000 85,348
4.500% due 05/17/33  120,000 118,056
5.000% due 05/17/53  100,000 92,445
Molson Coors Beverage Co.
4.200% due 07/15/46  40,000 32,260
5.000% due 05/01/42  100,000 92,052
Mondelez International, Inc.
1.500% due 02/04/31  40,000 33,558
2.625% due 09/04/50  25,000 14,869
Moody's Corp.
2.000% due 08/19/31  100,000 85,133
2.750% due 08/19/41  100,000 69,836
4.875% due 12/17/48  50,000 44,698
Mount Sinai Hospital
3.981% due 07/01/48  50,000 36,948
New York & Presbyterian Hospital
3.954% due 08/01/19  35,000 24,587
Northwell Healthcare, Inc.
3.809% due 11/01/49  100,000 75,037
Northwestern University
3.662% due 12/01/57  25,000 18,671
4.940% due 12/01/35  20,000 19,956
Novartis Capital Corp.
3.100% due 05/17/27  30,000 29,387
4.000% due 11/20/45  100,000 83,731
4.200% due 09/18/34  125,000 119,401
4.700% due 09/18/54  95,000 85,603
NYU Langone Hospitals
4.368% due 07/01/47  25,000 21,504
OhioHealth Corp.
2.297% due 11/15/31  100,000 86,990
PayPal Holdings, Inc.
2.300% due 06/01/30  55,000 49,221
3.250% due 06/01/50  65,000 43,808
4.400% due 06/01/32  100,000 97,451
5.050% due 06/01/52  100,000 91,224
PepsiCo, Inc.
1.625% due 05/01/30  60,000 52,421
1.950% due 10/21/31  75,000 63,963
2.375% due 10/06/26  55,000 53,598
2.750% due 03/19/30  500,000 462,475
3.450% due 10/06/46  60,000 45,057
4.200% due 07/18/52  55,000 45,555
5.000% due 02/07/35  100,000 100,943
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/26  195,000 195,345
4.450% due 05/19/28  250,000 250,650
4.750% due 05/19/33  265,000 262,207
5.110% due 05/19/43  300,000 286,269
5.300% due 05/19/53  180,000 171,033
5.340% due 05/19/63  200,000 186,362
Pfizer, Inc.
1.750% due 08/18/31  100,000 84,763
2.550% due 05/28/40  25,000 17,779
2.700% due 05/28/50  25,000 15,462
3.000% due 12/15/26  100,000 98,019
3.600% due 09/15/28  100,000 98,224
3.900% due 03/15/39  25,000 21,588
4.100% due 09/15/38  50,000 44,637
4.200% due 09/15/48  35,000 28,748

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Philip Morris International, Inc.
0.875% due 05/01/26  $ 100,000 $ 96,365
1.750% due 11/01/30  100,000 85,977
4.250% due 11/10/44  30,000 25,156
4.500% due 03/20/42  200,000 175,700
4.875% due 02/15/28  100,000 101,338
4.900% due 11/01/34  100,000 98,296
5.125% due 02/15/30  100,000 101,993
5.375% due 02/15/33  100,000 102,023
6.375% due 05/16/38  100,000 109,844
Pilgrim's Pride Corp.
6.250% due 07/01/33  200,000 207,277
President & Fellows of Harvard College
4.875% due 10/15/40  100,000 98,744
Procter & Gamble Co.
1.200% due 10/29/30  50,000 42,436
3.950% due 01/26/28  100,000 100,082
Providence St. Joseph Health Obligated
Group
2.700% due 10/01/51  75,000 43,701
3.930% due 10/01/48  35,000 26,711
Quanta Services, Inc.
2.350% due 01/15/32  25,000 21,011
3.050% due 10/01/41  30,000 21,029
Quest Diagnostics, Inc.
2.800% due 06/30/31  70,000 62,213
2.950% due 06/30/30  55,000 50,583
RELX Capital, Inc. (United Kingdom)
4.000% due 03/18/29  100,000 98,022
Revvity, Inc.
2.550% due 03/15/31  85,000 73,904
3.300% due 09/15/29  30,000 28,103
Reynolds American, Inc. (United Kingdom)
6.150% due 09/15/43  300,000 299,840
Royalty Pharma PLC
2.150% due 09/02/31  55,000 46,109
3.350% due 09/02/51  60,000 38,036
5.400% due 09/02/34  150,000 148,336
S&P Global, Inc.
2.450% due 03/01/27  250,000 242,147
2.700% due 03/01/29  200,000 187,541
Smith & Nephew PLC (United Kingdom)
2.032% due 10/14/30  250,000 215,968
Solventum Corp.
5.450% due 02/25/27  250,000 253,676
Stanford Health Care
3.027% due 08/15/51  30,000 19,994
Stryker Corp.
4.100% due 04/01/43  100,000 83,601
4.250% due 09/11/29  250,000 247,045
5.200% due 02/10/35  45,000 45,452
Sutter Health
2.294% due 08/15/30  55,000 48,847
3.361% due 08/15/50  55,000 38,581
5.547% due 08/15/53  100,000 101,021
Sysco Corp.
2.450% due 12/14/31  105,000 90,772
3.150% due 12/14/51  125,000 80,233
3.250% due 07/15/27  50,000 48,685
4.450% due 03/15/48  50,000 40,927
4.500% due 04/01/46  25,000 20,926
4.850% due 10/01/45  15,000 13,288
5.400% due 03/23/35  145,000 146,096
a
Principal
Amount Value
Takeda Pharmaceutical Co. Ltd. (Japan)
3.175% due 07/09/50  $ 250,000 $ 164,412
5.000% due 11/26/28  100,000 101,338
5.300% due 07/05/34  200,000 202,462
Thermo Fisher Scientific, Inc.
1.750% due 10/15/28  20,000 18,327
2.000% due 10/15/31  35,000 29,949
2.800% due 10/15/41  320,000 229,200
5.200% due 01/31/34  75,000 76,278
5.300% due 02/01/44  100,000 98,044
Toledo Hospital
5.750% due 11/15/38  50,000 50,097
TR Finance LLC (Canada)
5.650% due 11/23/43  150,000 149,469
5.850% due 04/15/40  25,000 26,170
Trustees of Princeton University
5.700% due 03/01/39  50,000 53,633
Tyson Foods, Inc.
3.550% due 06/02/27  350,000 343,143
4.350% due 03/01/29  20,000 19,711
5.100% due 09/28/48  10,000 9,032
Unilever Capital Corp. (United Kingdom)
1.750% due 08/12/31  140,000 119,172
4.875% due 09/08/28  200,000 204,265
5.900% due 11/15/32  50,000 54,050
UnitedHealth Group, Inc.
1.150% due 05/15/26  50,000 48,292
2.300% due 05/15/31  50,000 43,772
2.875% due 08/15/29  75,000 70,442
2.900% due 05/15/50  300,000 189,289
3.050% due 05/15/41  50,000 36,843
3.250% due 05/15/51  50,000 33,452
3.500% due 08/15/39  60,000 48,858
3.700% due 08/15/49  65,000 47,820
3.850% due 06/15/28  100,000 98,638
3.875% due 12/15/28  25,000 24,550
3.875% due 08/15/59  100,000 71,726
4.200% due 05/15/32  65,000 62,513
4.250% due 06/15/48  50,000 40,612
4.450% due 12/15/48  25,000 20,890
4.500% due 04/15/33  150,000 145,108
4.750% due 07/15/45  50,000 44,723
4.800% due 01/15/30  150,000 151,729
5.050% due 04/15/53  150,000 135,932
5.150% due 07/15/34  90,000 90,641
5.250% due 02/15/28  70,000 71,797
5.350% due 02/15/33  100,000 102,562
5.375% due 04/15/54  145,000 137,856
5.625% due 07/15/54  90,000 88,407
5.875% due 02/15/53  280,000 284,195
6.875% due 02/15/38  250,000 287,521
Universal Health Services, Inc.
4.625% due 10/15/29  105,000 102,296
University of Chicago
2.761% due 04/01/45  10,000 7,716
University of Notre Dame du Lac
3.394% due 02/15/48  50,000 37,757
University of Southern California
2.805% due 10/01/50  50,000 32,469
3.028% due 10/01/39  50,000 40,047
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  61,000 60,198

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Verisk Analytics, Inc.
5.750% due 04/01/33  $ 115,000 $ 119,630
Viatris, Inc.
3.850% due 06/22/40  400,000 290,984
Wyeth LLC
5.950% due 04/01/37  50,000 53,012
6.500% due 02/01/34  100,000 110,676
Yale University
2.402% due 04/15/50  150,000 90,297
Zimmer Biomet Holdings, Inc.
2.600% due 11/24/31  100,000 87,457
5.050% due 02/19/30  85,000 85,921
Zoetis, Inc.
5.600% due 11/16/32  135,000 140,870
44,175,192
Energy - 1.7%
Baker Hughes Holdings LLC
5.125% due 09/15/40  50,000 48,623
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor, Inc.
3.337% due 12/15/27  100,000 97,740
4.080% due 12/15/47  50,000 39,498
Boardwalk Pipelines LP
5.625% due 08/01/34  150,000 151,207
BP Capital Markets America, Inc.
1.749% due 08/10/30  130,000 112,318
2.772% due 11/10/50  130,000 79,900
3.000% due 02/24/50  150,000 97,061
3.001% due 03/17/52  50,000 31,716
3.119% due 05/04/26  25,000 24,664
3.588% due 04/14/27  100,000 98,599
4.234% due 11/06/28  400,000 396,730
4.970% due 10/17/29  150,000 152,742
5.227% due 11/17/34  100,000 100,553
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  50,000 49,212
4.950% due 06/01/47  25,000 21,503
6.750% due 02/01/39  90,000 97,494
Cenovus Energy, Inc. (Canada)
2.650% due 01/15/32  65,000 54,988
3.750% due 02/15/52  225,000 154,652
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29  60,000 57,320
5.125% due 06/30/27  300,000 302,586
Cheniere Energy Partners LP
5.950% due 06/30/33  125,000 128,439
Chevron Corp.
2.236% due 05/11/30  25,000 22,457
2.954% due 05/16/26  100,000 98,615
Chevron USA, Inc.
3.850% due 01/15/28  50,000 49,745
4.980% due 04/15/35  300,000 300,799
ConocoPhillips Co.
4.025% due 03/15/62  200,000 146,183
5.050% due 09/15/33  145,000 145,578
5.650% due 01/15/65  115,000 111,094
6.950% due 04/15/29  100,000 109,028
Coterra Energy, Inc.
5.600% due 03/15/34  100,000 100,660
Devon Energy Corp.
5.000% due 06/15/45  105,000 89,153
5.200% due 09/15/34  200,000 192,996
a
Principal
Amount Value
Diamondback Energy, Inc.
3.500% due 12/01/29  $ 100,000 $ 94,628
4.250% due 03/15/52  60,000 45,584
6.250% due 03/15/33  300,000 317,368
Eastern Energy Gas Holdings LLC
5.650% due 10/15/54  65,000 62,808
Enbridge Energy Partners LP
7.500% due 04/15/38  50,000 57,531
Enbridge, Inc. (Canada)
1.600% due 10/04/26  55,000 52,637
2.500% due 08/01/33  400,000 327,445
3.400% due 08/01/51  70,000 47,153
3.700% due 07/15/27  100,000 98,191
4.500% due 06/10/44  150,000 125,786
6.000% due 11/15/28  100,000 104,103
Energy Transfer LP
3.900% due 07/15/26  100,000 99,161
4.200% due 04/15/27  100,000 99,175
4.400% due 03/15/27  200,000 199,431
5.250% due 04/15/29  25,000 25,302
5.300% due 04/15/47  100,000 88,505
5.600% due 09/01/34  250,000 250,563
5.750% due 02/15/33  350,000 358,325
5.950% due 10/01/43  100,000 97,520
6.125% due 12/15/45  200,000 196,832
6.500% due 02/01/42  100,000 103,483
Enterprise Products Operating LLC
3.125% due 07/31/29  100,000 94,753
4.150% due 10/16/28  50,000 49,530
4.200% due 01/31/50  450,000 357,601
4.250% due 02/15/48  25,000 20,278
4.800% due 02/01/49  50,000 43,867
4.950% due 02/15/35  55,000 54,259
5.350% due 01/31/33  100,000 102,528
6.125% due 10/15/39  115,000 122,347
6.875% due 03/01/33  150,000 167,921
EOG Resources, Inc.
5.650% due 12/01/54  210,000 207,707
EQT Corp.
5.750% due 02/01/34  250,000 254,996
Equinor ASA (Norway)
2.375% due 05/22/30  125,000 112,796
3.950% due 05/15/43  300,000 251,757
Expand Energy Corp.
5.700% due 01/15/35  105,000 105,480
Exxon Mobil Corp.
2.440% due 08/16/29  50,000 46,620
2.610% due 10/15/30  250,000 227,084
2.995% due 08/16/39  50,000 38,973
3.452% due 04/15/51  200,000 143,186
4.114% due 03/01/46  65,000 53,548
4.327% due 03/19/50  300,000 250,645
Halliburton Co.
4.850% due 11/15/35  50,000 47,982
7.450% due 09/15/39  25,000 29,468
Hess Corp.
4.300% due 04/01/27  50,000 49,759
5.600% due 02/15/41  50,000 50,172
5.800% due 04/01/47  50,000 50,565
7.125% due 03/15/33  50,000 56,592
HF Sinclair Corp.
6.250% due 01/15/35  200,000 201,110

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Kinder Morgan, Inc.
2.000% due 02/15/31  $ 210,000 $ 179,664
3.250% due 08/01/50  220,000 141,546
4.800% due 02/01/33  100,000 96,844
5.100% due 08/01/29  45,000 45,490
5.300% due 12/01/34  70,000 69,130
5.550% due 06/01/45  350,000 328,288
Marathon Petroleum Corp.
3.800% due 04/01/28  30,000 29,317
4.500% due 04/01/48  25,000 19,760
5.125% due 12/15/26  50,000 50,385
6.500% due 03/01/41  100,000 103,716
MPLX LP
2.650% due 08/15/30  45,000 40,086
4.250% due 12/01/27  250,000 247,876
4.500% due 04/15/38  30,000 26,355
4.700% due 04/15/48  45,000 36,853
4.900% due 04/15/58  15,000 12,292
4.950% due 03/14/52  200,000 168,185
5.650% due 03/01/53  75,000 69,409
NOV, Inc.
3.950% due 12/01/42  100,000 74,400
Occidental Petroleum Corp.
5.550% due 10/01/34  115,000 112,435
6.600% due 03/15/46  300,000 302,681
6.625% due 09/01/30  300,000 315,352
ONEOK, Inc.
3.100% due 03/15/30  25,000 23,025
4.000% due 07/13/27  130,000 128,438
4.200% due 10/03/47  50,000 38,310
4.250% due 09/24/27  75,000 74,353
4.250% due 09/15/46  70,000 54,094
4.350% due 03/15/29  100,000 98,437
4.500% due 03/15/50  25,000 19,782
4.550% due 07/15/28  50,000 49,828
4.950% due 07/13/47  50,000 42,602
5.050% due 11/01/34  100,000 96,584
5.200% due 07/15/48  225,000 197,908
5.700% due 11/01/54  100,000 93,663
5.850% due 11/01/64  100,000 94,088
Ovintiv, Inc.
6.250% due 07/15/33  115,000 118,830
Phillips 66
3.300% due 03/15/52  100,000 63,974
Phillips 66 Co.
3.550% due 10/01/26  50,000 49,325
4.900% due 10/01/46  25,000 21,515
4.950% due 12/01/27  250,000 253,134
Plains All American Pipeline LP/PAA
Finance Corp.
4.500% due 12/15/26  150,000 149,942
4.700% due 06/15/44  50,000 41,941
Sabine Pass Liquefaction LLC
4.500% due 05/15/30  205,000 201,300
Shell Finance U.S., Inc.
2.750% due 04/06/30  85,000 78,216
3.250% due 04/06/50  100,000 69,084
3.750% due 09/12/46  50,000 38,562
4.000% due 05/10/46  100,000 80,164
4.125% due 05/11/35  263,000 246,331
Shell International Finance BV
2.500% due 09/12/26  50,000 48,866
2.875% due 05/10/26  100,000 98,555
a
Principal
Amount Value
2.875% due 11/26/41  $ 200,000 $ 144,495
3.625% due 08/21/42  100,000 78,720
Spectra Energy Partners LP
3.375% due 10/15/26  20,000 19,646
Suncor Energy, Inc. (Canada)
4.000% due 11/15/47  70,000 52,465
6.800% due 05/15/38  109,000 117,856
Targa Resources Corp.
5.200% due 07/01/27  85,000 86,023
6.125% due 03/15/33  70,000 73,099
6.150% due 03/01/29  200,000 209,198
6.250% due 07/01/52  200,000 202,189
TC PipeLines LP
3.900% due 05/25/27  20,000 19,671
TotalEnergies Capital International SA
(France)
2.829% due 01/10/30  50,000 46,720
3.127% due 05/29/50  100,000 66,556
3.461% due 07/12/49  50,000 35,776
TotalEnergies Capital SA (France)
3.883% due 10/11/28  25,000 24,689
TransCanada PipeLines Ltd. (Canada)
4.100% due 04/15/30  200,000 192,590
4.250% due 05/15/28  50,000 49,392
7.625% due 01/15/39  50,000 58,208
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/30  25,000 23,154
4.000% due 03/15/28  50,000 49,126
4.450% due 08/01/42  150,000 127,966
Valero Energy Corp.
2.800% due 12/01/31  100,000 87,621
6.625% due 06/15/37  150,000 161,001
Western Midstream Operating LP
4.050% due 02/01/30  200,000 190,965
6.150% due 04/01/33  40,000 41,316
Williams Cos., Inc.
2.600% due 03/15/31  350,000 307,689
3.750% due 06/15/27  50,000 49,162
5.100% due 09/15/45  100,000 90,370
5.300% due 08/15/52  250,000 229,360
5.750% due 06/24/44  35,000 34,470
6.300% due 04/15/40  20,000 21,098
17,638,414
Financial - 9.6%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
2.450% due 10/29/26  150,000 144,988
3.300% due 01/30/32  150,000 132,959
3.875% due 01/23/28  150,000 146,567
5.100% due 01/19/29  150,000 151,375
5.750% due 06/06/28  150,000 154,332
6.450% due 04/15/27  350,000 361,416
African Development Bank (Multi-National)
0.875% due 07/22/26  116,000 111,357
3.500% due 09/18/29  200,000 195,682
Agree LP
5.625% due 06/15/34  60,000 60,746
Air Lease Corp.
2.100% due 09/01/28  300,000 275,378
3.000% due 02/01/30  100,000 91,741
Alexandria Real Estate Equities, Inc.
2.750% due 12/15/29  50,000 45,697
2.950% due 03/15/34  40,000 33,443

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.375% due 08/15/31  $ 60,000 $ 54,749
3.550% due 03/15/52  70,000 47,884
3.950% due 01/15/27  25,000 24,742
4.000% due 02/01/50  100,000 74,498
4.500% due 07/30/29  20,000 19,730
4.750% due 04/15/35  20,000 19,060
5.150% due 04/15/53  150,000 133,402
Allstate Corp.
3.280% due 12/15/26  350,000 343,017
Ally Financial, Inc.
6.184% due 07/26/35  250,000 248,577
6.992% due 06/13/29  125,000 130,422
American Express Co.
3.300% due 05/03/27  415,000 406,461
4.050% due 12/03/42  125,000 105,846
5.043% due 07/26/28  75,000 75,956
5.282% due 07/27/29  250,000 255,139
5.442% due 01/30/36  50,000 50,567
5.850% due 11/05/27  60,000 62,163
6.489% due 10/30/31  65,000 70,271
American Financial Group, Inc.
4.500% due 06/15/47  50,000 41,553
American Homes 4 Rent LP
3.625% due 04/15/32  70,000 63,583
5.250% due 03/15/35  60,000 58,903
American International Group, Inc.
4.375% due 06/30/50  100,000 83,025
5.125% due 03/27/33  165,000 165,331
American Tower Corp.
2.300% due 09/15/31  350,000 299,509
2.900% due 01/15/30  50,000 46,017
3.100% due 06/15/50  50,000 32,700
3.375% due 10/15/26  100,000 98,230
3.600% due 01/15/28  100,000 97,401
5.250% due 07/15/28  150,000 152,718
5.900% due 11/15/33  65,000 68,149
Ameriprise Financial, Inc.
5.150% due 05/15/33  60,000 60,546
5.200% due 04/15/35  150,000 149,708
Aon Corp./Aon Global Holdings PLC
2.050% due 08/23/31  100,000 85,012
2.900% due 08/23/51  100,000 61,441
Aon North America, Inc.
5.150% due 03/01/29  200,000 203,595
5.450% due 03/01/34  150,000 152,786
5.750% due 03/01/54  150,000 148,044
Apollo Debt Solutions BDC
6.550% due 03/15/32 ~ 100,000 101,376
6.900% due 04/13/29  65,000 67,467
Arch Capital Group U.S., Inc.
5.144% due 11/01/43  200,000 186,300
ARES Capital Corp.
2.150% due 07/15/26  350,000 337,656
Ares Strategic Income Fund
5.700% due 03/15/28 ~ 100,000 100,027
Arthur J Gallagher & Co.
5.150% due 02/15/35  140,000 138,860
5.500% due 03/02/33  265,000 270,024
Asian Development Bank (Multi-National)
1.000% due 04/14/26  200,000 193,794
1.250% due 06/09/28  50,000 45,986
1.750% due 08/14/26  250,000 242,551
2.625% due 01/12/27  200,000 195,346
a
Principal
Amount Value
2.750% due 01/19/28  $ 100,000 $ 96,862
3.125% due 09/26/28  200,000 194,698
3.750% due 04/25/28  345,000 342,914
3.875% due 09/28/32  120,000 117,647
3.875% due 06/14/33  250,000 243,757
4.000% due 01/12/33  85,000 83,927
4.125% due 01/12/27  180,000 180,405
4.375% due 01/14/28  170,000 171,859
4.375% due 03/06/29  180,000 182,457
4.375% due 03/22/35  195,000 195,234
Asian Infrastructure Investment Bank
(Multi-National)
4.000% due 01/18/28  100,000 100,110
4.125% due 01/18/29  205,000 205,876
4.500% due 01/16/30  145,000 147,737
Assurant, Inc.
4.900% due 03/27/28  100,000 100,559
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/31  70,000 63,721
Athene Holding Ltd.
3.450% due 05/15/52  100,000 64,249
3.500% due 01/15/31  20,000 18,529
6.650% due 02/01/33  100,000 106,556
Australia & New Zealand Banking Group
Ltd. (Australia)
4.750% due 01/18/27  250,000 252,041
AvalonBay Communities, Inc.
2.050% due 01/15/32  200,000 169,417
2.450% due 01/15/31  105,000 93,036
3.350% due 05/15/27  25,000 24,454
4.150% due 07/01/47  50,000 40,620
AXA SA (France)
8.600% due 12/15/30  75,000 88,617
Bain Capital Specialty Finance, Inc.
5.950% due 03/15/30  100,000 98,324
Banco Bilbao Vizcaya Argentaria SA (Spain)
6.138% due 09/14/28  200,000 206,373
Banco Santander SA (Spain)
1.722% due 09/14/27  200,000 191,514
2.749% due 12/03/30  200,000 173,907
5.294% due 08/18/27  200,000 202,621
6.033% due 01/17/35  200,000 207,180
6.607% due 11/07/28  200,000 212,600
Bank of America Corp.
1.922% due 10/24/31  100,000 85,601
2.299% due 07/21/32  100,000 85,445
2.482% due 09/21/36  200,000 166,853
2.496% due 02/13/31  100,000 89,802
2.572% due 10/20/32  100,000 86,310
2.592% due 04/29/31  500,000 449,251
2.651% due 03/11/32  100,000 88,272
2.676% due 06/19/41  350,000 248,438
2.831% due 10/24/51  25,000 15,610
2.884% due 10/22/30  50,000 46,110
2.972% due 07/21/52  100,000 64,195
3.248% due 10/21/27  150,000 146,165
3.311% due 04/22/42  200,000 152,152
3.419% due 12/20/28  169,000 163,819
3.483% due 03/13/52  100,000 71,077
3.500% due 04/19/26  150,000 148,641
3.593% due 07/21/28  100,000 97,877
3.824% due 01/20/28  300,000 296,299
3.946% due 01/23/49  100,000 78,000

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.970% due 03/05/29  $ 100,000 $ 98,258
4.078% due 04/23/40  200,000 173,100
4.183% due 11/25/27  100,000 99,123
4.750% due 04/21/45  85,000 75,886
4.979% due 01/24/29  200,000 202,054
5.015% due 07/22/33  250,000 249,034
5.162% due 01/24/31  150,000 152,104
5.202% due 04/25/29  200,000 203,236
5.288% due 04/25/34  200,000 201,002
5.511% due 01/24/36  75,000 76,358
5.518% due 10/25/35  250,000 245,395
5.819% due 09/15/29  200,000 207,302
5.872% due 09/15/34  200,000 208,780
6.110% due 01/29/37  250,000 259,796
6.204% due 11/10/28  65,000 67,567
7.750% due 05/14/38  200,000 237,344
Bank of Montreal (Canada)
4.567% due 09/10/27  100,000 100,070
4.640% due 09/10/30  200,000 198,974
5.004% due 01/27/29  235,000 237,474
Bank of New York Mellon Corp.
2.800% due 05/04/26  50,000 49,222
3.000% due 10/30/28  55,000 52,365
4.706% due 02/01/34  130,000 127,274
5.225% due 11/20/35  200,000 202,772
5.802% due 10/25/28  500,000 516,530
Bank of Nova Scotia (Canada)
1.300% due 09/15/26  50,000 47,802
2.450% due 02/02/32  100,000 85,777
4.588% due 05/04/37  40,000 36,965
4.932% due 02/14/29  200,000 201,258
5.650% due 02/01/34  150,000 155,416
Barclays PLC (United Kingdom)
2.645% due 06/24/31  200,000 177,660
2.894% due 11/24/32  200,000 173,460
3.330% due 11/24/42  200,000 146,234
4.942% due 09/10/30  200,000 199,429
4.950% due 01/10/47  200,000 180,427
5.690% due 03/12/30  200,000 205,103
6.490% due 09/13/29  200,000 210,337
7.385% due 11/02/28  200,000 212,505
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30  80,000 68,994
2.850% due 10/15/50  90,000 57,811
3.850% due 03/15/52  200,000 154,142
4.300% due 05/15/43  200,000 177,227
5.750% due 01/15/40  25,000 26,898
BGC Group, Inc.
6.600% due 06/10/29  75,000 77,088
BlackRock Funding, Inc.
5.000% due 03/14/34  120,000 121,268
Blackrock, Inc.
1.900% due 01/28/31  15,000 12,986
2.100% due 02/25/32  100,000 84,998
2.400% due 04/30/30  45,000 40,772
3.200% due 03/15/27  56,000 55,096
3.250% due 04/30/29  60,000 57,719
4.750% due 05/25/33  115,000 115,096
Blackstone Private Credit Fund
2.625% due 12/15/26  100,000 95,811
3.250% due 03/15/27  150,000 144,597
5.600% due 11/22/29 ~ 100,000 99,202
a
Principal
Amount Value
Blackstone Secured Lending Fund
2.750% due 09/16/26  $ 100,000 $ 96,611
5.350% due 04/13/28  200,000 199,993
Blue Owl Capital Corp.
2.875% due 06/11/28  100,000 91,813
Blue Owl Credit Income Corp.
6.600% due 09/15/29 ~ 25,000 25,416
7.950% due 06/13/28  100,000 105,942
Boston Properties LP
2.450% due 10/01/33  50,000 39,187
3.250% due 01/30/31  150,000 134,436
5.750% due 01/15/35  225,000 222,829
Brighthouse Financial, Inc.
3.700% due 06/22/27  100,000 97,920
4.700% due 06/22/47  50,000 39,020
Brixmor Operating Partnership LP
2.500% due 08/16/31  50,000 42,980
4.050% due 07/01/30  10,000 9,585
4.125% due 06/15/26  50,000 49,633
5.200% due 04/01/32  65,000 64,931
5.500% due 02/15/34  70,000 70,216
Brookfield Capital Finance LLC (Canada)
6.087% due 06/14/33  250,000 262,747
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  50,000 34,466
4.700% due 09/20/47  50,000 42,534
4.850% due 03/29/29  100,000 100,346
Brown & Brown, Inc.
4.200% due 03/17/32  35,000 32,858
4.500% due 03/15/29  50,000 49,631
Camden Property Trust
3.150% due 07/01/29  30,000 28,346
4.100% due 10/15/28  20,000 19,647
4.900% due 01/15/34  100,000 98,381
Canadian Imperial Bank of Commerce
(Canada)
1.250% due 06/22/26  100,000 96,304
3.600% due 04/07/32  45,000 41,193
5.001% due 04/28/28  100,000 101,227
5.237% due 06/28/27  150,000 152,257
5.260% due 04/08/29  65,000 66,215
Capital One Financial Corp.
1.878% due 11/02/27  100,000 95,687
2.618% due 11/02/32  100,000 85,275
3.750% due 03/09/27  50,000 49,212
4.927% due 05/10/28  100,000 100,351
5.468% due 02/01/29  65,000 66,102
5.700% due 02/01/30  500,000 510,874
6.312% due 06/08/29  65,000 67,604
Charles Schwab Corp.
1.150% due 05/13/26  75,000 72,432
1.950% due 12/01/31  100,000 83,755
2.300% due 05/13/31  150,000 130,955
2.450% due 03/03/27  250,000 241,288
3.200% due 03/02/27  100,000 97,977
6.136% due 08/24/34  100,000 106,486
Chubb INA Holdings LLC
1.375% due 09/15/30  250,000 212,776
2.850% due 12/15/51  25,000 16,070
3.050% due 12/15/61  10,000 6,172
4.150% due 03/13/43  25,000 21,104
5.000% due 03/15/34  95,000 95,144

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Citibank NA
4.929% due 08/06/26  $ 250,000 $ 251,701
5.803% due 09/29/28  250,000 260,408
Citigroup, Inc.
1.462% due 06/09/27  100,000 96,345
2.520% due 11/03/32  70,000 59,807
2.561% due 05/01/32  55,000 47,794
2.666% due 01/29/31  150,000 135,387
2.904% due 11/03/42  50,000 35,180
2.976% due 11/05/30  100,000 92,119
3.057% due 01/25/33  135,000 118,391
3.400% due 05/01/26  100,000 98,861
3.520% due 10/27/28  100,000 97,215
3.668% due 07/24/28  100,000 97,843
3.878% due 01/24/39  100,000 84,501
3.887% due 01/10/28  100,000 98,806
4.125% due 07/25/28  100,000 98,421
4.300% due 11/20/26  100,000 99,613
4.542% due 09/19/30  100,000 98,677
4.750% due 05/18/46  50,000 42,439
5.174% due 02/13/30  400,000 405,285
5.300% due 05/06/44  400,000 374,226
5.411% due 09/19/39  50,000 47,850
5.449% due 06/11/35  150,000 150,921
5.612% due 03/04/56  250,000 244,370
5.827% due 02/13/35  250,000 249,015
6.020% due 01/24/36  130,000 131,291
6.125% due 08/25/36  100,000 102,968
6.174% due 05/25/34  115,000 117,919
6.270% due 11/17/33  235,000 249,493
Citizens Financial Group, Inc.
5.841% due 01/23/30  125,000 128,430
6.645% due 04/25/35  190,000 202,279
CME Group, Inc.
3.750% due 06/15/28  100,000 98,759
4.150% due 06/15/48  50,000 42,274
CNA Financial Corp.
3.450% due 08/15/27  100,000 97,515
Cooperatieve Rabobank UA (Netherlands)
4.800% due 01/09/29  250,000 253,398
5.250% due 05/24/41  200,000 196,894
COPT Defense Properties LP
2.900% due 12/01/33  65,000 52,701
Corebridge Financial, Inc.
3.650% due 04/05/27  150,000 147,409
Corp. Andina de Fomento (Multi-National)
2.250% due 02/08/27  200,000 192,596
4.125% due 01/07/28  85,000 84,813
5.000% due 01/22/30  80,000 81,967
Council of Europe Development Bank
(Multi-National)
3.625% due 01/26/28  250,000 247,677
Cousins Properties LP
5.375% due 02/15/32  50,000 49,826
Crown Castle, Inc.
2.100% due 04/01/31  200,000 168,266
2.900% due 04/01/41  250,000 175,586
3.650% due 09/01/27  35,000 34,108
3.700% due 06/15/26  35,000 34,589
3.800% due 02/15/28  50,000 48,671
4.000% due 03/01/27  40,000 39,465
4.300% due 02/15/29  60,000 58,680
4.750% due 05/15/47  25,000 21,363
a
Principal
Amount Value
5.000% due 01/11/28  $ 35,000 $ 35,142
CubeSmart LP
2.000% due 02/15/31  15,000 12,699
3.125% due 09/01/26  50,000 48,989
Deutsche Bank AG (Germany)
2.552% due 01/07/28  150,000 144,321
3.547% due 09/18/31  200,000 183,983
5.403% due 09/11/35  155,000 151,184
7.146% due 07/13/27  150,000 154,229
Digital Realty Trust LP
3.700% due 08/15/27  50,000 49,113
4.450% due 07/15/28  100,000 99,360
Discover Bank
3.450% due 07/27/26  250,000 245,860
DOC Dr. LLC
2.625% due 11/01/31  50,000 43,296
Enstar Group Ltd.
4.950% due 06/01/29  25,000 24,876
EPR Properties
3.600% due 11/15/31  30,000 26,790
Equinix Europe 2 Financing Corp. LLC
5.500% due 06/15/34  55,000 56,076
Equinix, Inc.
2.000% due 05/15/28  35,000 32,419
2.500% due 05/15/31  100,000 87,347
3.400% due 02/15/52  10,000 6,791
ERP Operating LP
2.850% due 11/01/26  70,000 68,338
3.500% due 03/01/28  100,000 97,360
4.500% due 06/01/45  75,000 64,389
Essex Portfolio LP
2.550% due 06/15/31  65,000 57,013
2.650% due 03/15/32  30,000 25,685
3.375% due 04/15/26  50,000 49,440
4.000% due 03/01/29  25,000 24,343
5.375% due 04/01/35  85,000 85,227
European Bank for Reconstruction &
Development (Multi-National)
4.125% due 01/25/29  130,000 130,505
4.375% due 03/09/28  120,000 121,355
European Investment Bank (Multi-National)
0.625% due 10/21/27  250,000 230,112
0.750% due 10/26/26  83,000 78,935
1.250% due 02/14/31  300,000 256,325
1.375% due 03/15/27  350,000 333,077
1.625% due 10/09/29  195,000 175,980
3.625% due 07/15/30  160,000 156,713
3.750% due 02/14/33  325,000 316,243
3.875% due 03/15/28  400,000 399,210
3.875% due 06/15/28  185,000 184,615
4.000% due 02/15/29  135,000 135,052
4.375% due 03/19/27  130,000 130,972
4.375% due 10/10/31  175,000 177,589
4.500% due 10/16/28  100,000 101,721
4.500% due 03/14/30  295,000 300,928
4.625% due 02/12/35  145,000 148,471
Extra Space Storage LP
3.900% due 04/01/29  220,000 212,459
4.000% due 06/15/29  100,000 96,739
F&G Annuities & Life, Inc.
6.250% due 10/04/34  65,000 63,006
6.500% due 06/04/29  25,000 25,465

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Fairfax Financial Holdings Ltd. (Canada)
5.625% due 08/16/32  $ 150,000 $ 153,291
6.100% due 03/15/55 ~ 100,000 98,500
Federal Realty OP LP
4.500% due 12/01/44  50,000 42,374
Fidelity National Financial, Inc.
4.500% due 08/15/28  50,000 49,641
Fifth Third Bancorp
1.707% due 11/01/27  155,000 147,856
2.550% due 05/05/27  60,000 57,643
6.339% due 07/27/29  245,000 256,179
8.250% due 03/01/38  25,000 30,040
First American Financial Corp.
5.450% due 09/30/34  100,000 97,927
First Citizens BancShares, Inc.
5.231% due 03/12/31  200,000 200,248
First Horizon Corp.
5.514% due 03/07/31  65,000 65,349
FS KKR Capital Corp.
2.625% due 01/15/27  100,000 95,484
3.250% due 07/15/27  50,000 47,869
Globe Life, Inc.
4.550% due 09/15/28  50,000 49,935
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  50,000 43,323
4.000% due 01/15/31  50,000 46,656
5.375% due 04/15/26  50,000 50,190
5.750% due 06/01/28  25,000 25,458
Goldman Sachs Bank USA
5.414% due 05/21/27  100,000 100,960
Goldman Sachs Group, Inc.
1.542% due 09/10/27  100,000 95,691
1.948% due 10/21/27  250,000 239,847
2.383% due 07/21/32  70,000 59,972
2.615% due 04/22/32  70,000 61,139
2.640% due 02/24/28  250,000 241,390
2.908% due 07/21/42  60,000 42,420
3.210% due 04/22/42  60,000 44,281
3.436% due 02/24/43  450,000 340,837
3.500% due 11/16/26  100,000 98,477
3.615% due 03/15/28  200,000 196,362
3.800% due 03/15/30  250,000 239,156
3.814% due 04/23/29  150,000 146,477
3.850% due 01/26/27  160,000 158,506
4.017% due 10/31/38  100,000 85,941
4.223% due 05/01/29  200,000 197,288
4.750% due 10/21/45  100,000 88,411
5.016% due 10/23/35  160,000 155,635
5.049% due 07/23/30  140,000 141,191
5.330% due 07/23/35  120,000 119,459
5.536% due 01/28/36  130,000 131,865
5.561% due 11/19/45  300,000 292,494
5.727% due 04/25/30  120,000 123,823
5.734% due 01/28/56  145,000 144,532
6.561% due 10/24/34  200,000 218,383
6.750% due 10/01/37  200,000 216,445
Golub Capital BDC, Inc.
2.500% due 08/24/26  60,000 57,815
Hartford Insurance Group, Inc.
2.900% due 09/15/51  100,000 63,230
Healthcare Realty Holdings LP
2.000% due 03/15/31  25,000 21,054
3.100% due 02/15/30  50,000 45,907
a
Principal
Amount Value
Healthpeak OP LLC
2.875% due 01/15/31  $ 200,000 $ 179,146
3.000% due 01/15/30  100,000 92,152
Hercules Capital, Inc.
3.375% due 01/20/27  35,000 33,755
Highwoods Realty LP
4.125% due 03/15/28  20,000 19,394
4.200% due 04/15/29  50,000 47,954
Host Hotels & Resorts LP
3.375% due 12/15/29  25,000 23,243
3.500% due 09/15/30  100,000 91,685
5.700% due 07/01/34  35,000 35,037
HSBC Holdings PLC (United Kingdom)
2.357% due 08/18/31  250,000 217,877
2.804% due 05/24/32  200,000 175,001
2.848% due 06/04/31  200,000 179,718
4.762% due 03/29/33  300,000 286,566
5.450% due 03/03/36  200,000 199,339
5.546% due 03/04/30  200,000 204,415
5.597% due 05/17/28  215,000 218,588
5.733% due 05/17/32  200,000 206,072
5.874% due 11/18/35  250,000 249,197
5.887% due 08/14/27  250,000 253,996
6.254% due 03/09/34  200,000 211,507
6.332% due 03/09/44  200,000 213,272
6.800% due 06/01/38  150,000 160,254
Huntington Bancshares, Inc.
5.023% due 05/17/33  70,000 68,513
5.272% due 01/15/31  60,000 60,652
5.709% due 02/02/35  200,000 202,215
ING Groep NV (Netherlands)
4.252% due 03/28/33  200,000 189,275
4.550% due 10/02/28  200,000 199,127
6.083% due 09/11/27  200,000 204,083
Inter-American Development Bank
(Multi-National)
0.875% due 04/20/26  250,000 241,836
1.125% due 07/20/28  300,000 273,798
1.125% due 01/13/31  150,000 127,191
2.000% due 06/02/26  150,000 146,476
2.000% due 07/23/26  100,000 97,419
3.200% due 08/07/42  100,000 81,523
3.625% due 09/17/31  400,000 387,880
4.000% due 01/12/28  100,000 100,099
4.125% due 02/15/29  160,000 160,751
4.375% due 02/01/27  100,000 100,656
4.500% due 02/15/30  140,000 142,746
4.500% due 09/13/33  200,000 202,924
Inter-American Investment Corp.
(Multi-National)
4.125% due 02/15/28  150,000 150,349
Intercontinental Exchange, Inc.
1.850% due 09/15/32  65,000 52,905
2.650% due 09/15/40  65,000 46,556
3.000% due 09/15/60  65,000 39,297
3.100% due 09/15/27  100,000 96,934
5.200% due 06/15/62  350,000 324,624
5.250% due 06/15/31  55,000 56,420
International Bank for Reconstruction &
Development (Multi-National)
0.750% due 11/24/27  195,000 179,408
0.875% due 05/14/30  350,000 299,240
1.125% due 09/13/28  160,000 145,390

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
1.375% due 04/20/28  $ 250,000 $ 231,558
1.625% due 11/03/31  190,000 162,187
1.750% due 10/23/29  100,000 90,532
2.500% due 03/29/32  200,000 179,816
3.125% due 06/15/27  200,000 196,415
3.500% due 07/12/28  260,000 256,252
3.625% due 09/21/29  250,000 245,818
3.875% due 10/16/29  165,000 163,877
3.875% due 02/14/30  200,000 198,396
3.875% due 08/28/34  185,000 178,633
4.000% due 08/27/26  81,000 80,984
4.000% due 07/25/30  180,000 179,438
4.000% due 01/10/31  500,000 496,875
4.125% due 03/20/30  155,000 155,421
4.625% due 01/15/32  155,000 158,865
International Finance Corp. (Multi-National)
0.750% due 10/08/26  100,000 95,257
4.250% due 07/02/29  200,000 201,751
4.375% due 01/15/27  65,000 65,418
Invesco Finance PLC
5.375% due 11/30/43  200,000 188,875
Jackson Financial, Inc.
5.170% due 06/08/27  55,000 55,472
Jefferies Financial Group, Inc.
2.625% due 10/15/31  100,000 84,596
2.750% due 10/15/32  40,000 33,090
5.875% due 07/21/28  200,000 205,412
JPMorgan Chase & Co.
1.470% due 09/22/27  75,000 71,755
1.578% due 04/22/27  65,000 63,042
1.764% due 11/19/31  100,000 84,965
2.069% due 06/01/29  140,000 129,648
2.182% due 06/01/28  150,000 142,782
2.525% due 11/19/41  100,000 69,207
2.545% due 11/08/32  375,000 324,438
2.580% due 04/22/32  75,000 65,922
2.739% due 10/15/30  75,000 68,845
2.947% due 02/24/28  60,000 58,302
2.956% due 05/13/31  65,000 59,130
2.963% due 01/25/33  100,000 88,308
3.109% due 04/22/51  250,000 166,649
3.200% due 06/15/26  100,000 98,820
3.328% due 04/22/52  70,000 48,670
3.509% due 01/23/29  185,000 179,849
3.540% due 05/01/28  100,000 98,013
3.702% due 05/06/30  150,000 144,380
3.882% due 07/24/38  150,000 130,615
3.964% due 11/15/48  100,000 78,996
4.032% due 07/24/48  150,000 120,052
4.452% due 12/05/29  150,000 148,996
4.505% due 10/22/28  100,000 99,918
4.603% due 10/22/30  190,000 188,792
4.851% due 07/25/28  500,000 503,277
4.912% due 07/25/33  500,000 496,175
4.946% due 10/22/35  95,000 93,003
4.979% due 07/22/28  45,000 45,407
4.995% due 07/22/30  100,000 100,924
5.012% due 01/23/30  100,000 101,133
5.040% due 01/23/28  200,000 201,777
5.140% due 01/24/31  50,000 50,790
5.294% due 07/22/35  40,000 40,178
5.336% due 01/23/35  95,000 96,045
5.350% due 06/01/34  105,000 106,754
a
Principal
Amount Value
5.500% due 10/15/40  $ 100,000 $ 101,126
5.502% due 01/24/36  100,000 102,193
5.534% due 11/29/45  165,000 163,459
5.581% due 04/22/30  110,000 113,481
5.600% due 07/15/41  100,000 102,150
5.717% due 09/14/33  190,000 195,307
6.254% due 10/23/34  100,000 107,436
6.400% due 05/15/38  300,000 330,880
JPMorgan Chase Bank NA
5.110% due 12/08/26  350,000 354,645
KeyBank NA
5.850% due 11/15/27  250,000 256,883
KeyCorp
5.121% due 04/04/31  100,000 100,479
Kilroy Realty LP
6.250% due 01/15/36  35,000 34,725
Kimco Realty OP LLC
2.250% due 12/01/31  70,000 59,558
3.700% due 10/01/49  25,000 18,336
4.125% due 12/01/46  50,000 39,663
4.850% due 03/01/35  45,000 43,340
Kite Realty Group LP
4.950% due 12/15/31  70,000 68,886
Kite Realty Group Trust
4.750% due 09/15/30  25,000 24,697
Kreditanstalt fuer Wiederaufbau (Germany)
1.750% due 09/14/29  100,000 90,914
3.000% due 05/20/27  200,000 196,038
3.500% due 08/27/27  110,000 108,928
3.625% due 04/01/26  155,000 154,286
3.750% due 02/15/28  440,000 437,814
3.875% due 05/15/28  130,000 129,818
3.875% due 06/15/28  200,000 199,641
4.250% due 06/29/37  200,000 116,948
4.375% due 03/01/27  130,000 130,942
4.375% due 02/28/34  260,000 261,887
4.750% due 10/29/30  200,000 206,886
Landwirtschaftliche Rentenbank (Germany)
0.875% due 09/03/30  200,000 169,298
1.750% due 07/27/26  100,000 97,073
5.000% due 10/24/33  250,000 262,396
Lazard Group LLC
3.625% due 03/01/27  50,000 49,064
4.375% due 03/11/29  50,000 49,253
Lincoln National Corp.
3.625% due 12/12/26  150,000 147,908
3.800% due 03/01/28  35,000 34,210
4.350% due 03/01/48  25,000 19,801
Lloyds Banking Group PLC (United
Kingdom)
3.750% due 03/18/28  200,000 196,592
5.462% due 01/05/28  200,000 202,632
5.679% due 01/05/35  200,000 202,392
5.721% due 06/05/30  200,000 206,120
LPL Holdings, Inc.
6.000% due 05/20/34  100,000 102,124
LXP Industrial Trust
2.375% due 10/01/31  70,000 58,422
M&T Bank Corp.
4.553% due 08/16/28  65,000 64,546
4.833% due 01/16/29  60,000 60,038
Main Street Capital Corp.
3.000% due 07/14/26  100,000 96,973

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Manulife Financial Corp. (Canada)
3.703% due 03/16/32  $ 100,000 $ 92,715
5.375% due 03/04/46  50,000 48,841
Markel Group, Inc.
3.450% due 05/07/52  70,000 47,461
3.500% due 11/01/27  50,000 48,798
5.000% due 05/20/49  30,000 26,503
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31  45,000 38,760
4.200% due 03/01/48  100,000 82,723
4.375% due 03/15/29  70,000 69,783
5.350% due 11/15/44  100,000 97,792
5.400% due 09/15/33  100,000 103,000
5.400% due 03/15/55  55,000 53,142
5.750% due 11/01/32  100,000 105,559
Mastercard, Inc.
1.900% due 03/15/31  100,000 86,818
2.000% due 11/18/31  200,000 170,793
2.950% due 11/21/26  50,000 49,075
2.950% due 06/01/29  50,000 47,486
2.950% due 03/15/51  45,000 29,804
3.650% due 06/01/49  50,000 38,517
3.800% due 11/21/46  50,000 39,945
3.950% due 02/26/48  15,000 12,254
MetLife, Inc.
5.300% due 12/15/34  70,000 71,175
5.700% due 06/15/35  100,000 104,694
5.875% due 02/06/41  200,000 207,982
6.375% due 06/15/34  100,000 109,803
Mid-America Apartments LP
3.600% due 06/01/27  100,000 98,293
3.950% due 03/15/29  25,000 24,378
Mitsubishi UFJ Financial Group, Inc.
(Japan)
1.640% due 10/13/27  200,000 191,399
2.048% due 07/17/30  200,000 174,136
3.677% due 02/22/27  100,000 98,828
3.961% due 03/02/28  50,000 49,333
4.050% due 09/11/28  150,000 148,053
5.197% due 01/16/31  200,000 203,152
5.258% due 04/17/30  200,000 203,885
5.426% due 04/17/35  200,000 202,476
5.475% due 02/22/31  200,000 205,746
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31  200,000 174,890
3.261% due 05/22/30  200,000 188,411
5.098% due 05/13/31  200,000 201,973
5.754% due 05/27/34  250,000 258,805
5.778% due 07/06/29  200,000 206,499
Morgan Stanley
1.512% due 07/20/27  100,000 96,148
1.593% due 05/04/27  145,000 140,445
1.794% due 02/13/32  65,000 54,482
2.239% due 07/21/32  100,000 85,175
2.475% due 01/21/28  170,000 163,996
2.484% due 09/16/36  100,000 82,934
2.802% due 01/25/52  400,000 247,906
2.943% due 01/21/33  135,000 118,451
3.125% due 07/27/26  70,000 68,806
3.217% due 04/22/42  55,000 41,225
3.591% due 07/22/28 § 100,000 97,528
3.622% due 04/01/31  200,000 188,905
4.300% due 01/27/45  100,000 84,231
a
Principal
Amount Value
4.350% due 09/08/26  $ 90,000 $ 89,658
4.431% due 01/23/30  95,000 93,822
4.457% due 04/22/39  150,000 137,783
4.654% due 10/18/30  120,000 119,066
5.042% due 07/19/30  45,000 45,385
5.123% due 02/01/29  250,000 253,473
5.164% due 04/20/29  155,000 157,130
5.173% due 01/16/30  120,000 121,612
5.230% due 01/15/31  100,000 101,648
5.250% due 04/21/34  180,000 180,163
5.320% due 07/19/35  65,000 65,033
5.449% due 07/20/29  145,000 148,326
5.587% due 01/18/36  95,000 97,057
5.597% due 03/24/51  100,000 98,656
5.656% due 04/18/30  165,000 170,145
5.942% due 02/07/39  235,000 237,331
5.948% due 01/19/38  300,000 303,370
6.342% due 10/18/33  325,000 348,789
6.407% due 11/01/29  145,000 153,069
7.250% due 04/01/32  100,000 113,712
Morgan Stanley Bank NA
4.447% due 10/15/27  250,000 249,747
5.504% due 05/26/28  250,000 254,651
Nasdaq, Inc.
1.650% due 01/15/31  150,000 126,992
2.500% due 12/21/40  150,000 102,578
National Australia Bank Ltd. (Australia)
4.787% due 01/10/29  250,000 253,457
National Bank of Canada (Canada)
5.600% due 07/02/27  250,000 253,094
NatWest Group PLC (United Kingdom)
3.032% due 11/28/35  350,000 309,409
3.073% due 05/22/28  200,000 193,570
NNN REIT, Inc.
4.300% due 10/15/28  35,000 34,521
5.600% due 10/15/33  125,000 126,789
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26  100,000 96,267
2.329% due 01/22/27  300,000 288,045
Nordic Investment Bank (Multi-National)
4.250% due 02/28/29  200,000 201,584
Northern Trust Corp.
1.950% due 05/01/30  75,000 66,144
3.375% due 05/08/32  63,000 60,878
3.650% due 08/03/28  50,000 48,950
4.000% due 05/10/27  35,000 34,846
Oaktree Specialty Lending Corp.
2.700% due 01/15/27  50,000 47,529
Oesterreichische Kontrollbank AG (Austria)
4.125% due 01/18/29  50,000 50,144
4.250% due 03/01/28  35,000 35,271
4.500% due 01/24/30  85,000 86,581
4.750% due 05/21/27  250,000 253,673
Old Republic International Corp.
3.850% due 06/11/51  55,000 39,207
Omega Healthcare Investors, Inc.
4.750% due 01/15/28  50,000 49,898
ORIX Corp. (Japan)
3.700% due 07/18/27  50,000 49,116
4.000% due 04/13/32  100,000 93,970
Piedmont Operating Partnership LP
2.750% due 04/01/32  35,000 28,286

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
PNC Bank NA
4.050% due 07/26/28  $ 350,000 $ 343,120
PNC Financial Services Group, Inc.
4.812% due 10/21/32  65,000 64,320
5.068% due 01/24/34  40,000 39,612
5.582% due 06/12/29  120,000 123,415
5.676% due 01/22/35  250,000 255,992
5.939% due 08/18/34  200,000 208,310
Principal Financial Group, Inc.
3.700% due 05/15/29  25,000 24,200
4.625% due 09/15/42  100,000 90,300
5.375% due 03/15/33  30,000 30,538
Progressive Corp.
2.500% due 03/15/27  40,000 38,694
3.000% due 03/15/32  50,000 44,732
3.700% due 03/15/52  175,000 130,027
4.000% due 03/01/29  25,000 24,654
4.125% due 04/15/47  100,000 81,898
Prologis LP
1.250% due 10/15/30  55,000 46,106
1.625% due 03/15/31  100,000 83,713
1.750% due 02/01/31  20,000 16,974
2.125% due 04/15/27  25,000 23,921
2.125% due 10/15/50  40,000 21,364
2.250% due 04/15/30  30,000 26,806
2.250% due 01/15/32  50,000 42,597
2.875% due 11/15/29  40,000 37,194
3.000% due 04/15/50  25,000 16,202
3.375% due 12/15/27  60,000 58,493
4.375% due 02/01/29  15,000 14,946
4.875% due 06/15/28  200,000 202,269
Prudential Financial, Inc.
2.100% due 03/10/30  15,000 13,433
3.000% due 03/10/40  25,000 18,792
3.700% due 10/01/50  175,000 158,123
3.700% due 03/13/51  150,000 110,518
3.935% due 12/07/49  132,000 100,695
4.350% due 02/25/50  50,000 41,342
6.625% due 06/21/40  50,000 56,059
Public Storage Operating Co.
1.500% due 11/09/26  50,000 47,835
2.300% due 05/01/31  250,000 216,991
3.094% due 09/15/27  30,000 29,107
Radian Group, Inc.
6.200% due 05/15/29  30,000 30,958
Raymond James Financial, Inc.
4.950% due 07/15/46  100,000 90,608
Realty Income Corp.
1.800% due 03/15/33  50,000 39,186
2.200% due 06/15/28  35,000 32,571
2.850% due 12/15/32  30,000 25,855
3.000% due 01/15/27  50,000 48,753
3.400% due 01/15/30  50,000 47,166
4.850% due 03/15/30  65,000 65,250
4.875% due 06/01/26  25,000 25,084
4.900% due 07/15/33  200,000 196,367
5.375% due 09/01/54  40,000 38,321
Regency Centers LP
3.600% due 02/01/27  30,000 29,525
3.700% due 06/15/30  35,000 33,249
4.400% due 02/01/47  35,000 29,225
Regions Financial Corp.
1.800% due 08/12/28  300,000 272,920
a
Principal
Amount Value
Reinsurance Group of America, Inc.
3.950% due 09/15/26  $ 60,000 $ 59,562
6.000% due 09/15/33  50,000 51,963
RenaissanceRe Finance, Inc. (Bermuda)
3.450% due 07/01/27  30,000 29,330
Royal Bank of Canada (Canada)
1.150% due 07/14/26  50,000 48,088
2.050% due 01/21/27  100,000 96,206
3.625% due 05/04/27  150,000 147,879
4.900% due 01/12/28  150,000 151,778
4.950% due 02/01/29  200,000 202,668
4.965% due 01/24/29  165,000 166,284
4.970% due 05/02/31  200,000 201,041
Santander Holdings USA, Inc.
2.490% due 01/06/28  70,000 67,114
4.400% due 07/13/27  145,000 143,895
6.124% due 05/31/27  125,000 126,604
6.565% due 06/12/29  100,000 103,695
Santander U.K. Group Holdings PLC (United
Kingdom)
2.896% due 03/15/32  200,000 176,088
4.858% due 09/11/30  200,000 198,168
Simon Property Group LP
2.450% due 09/13/29  100,000 91,246
2.650% due 07/15/30  100,000 90,514
3.250% due 11/30/26  50,000 49,090
3.250% due 09/13/49  100,000 67,404
3.375% due 06/15/27  100,000 97,911
4.250% due 11/30/46  50,000 41,163
Sixth Street Lending Partners
5.750% due 01/15/30  100,000 99,086
Store Capital LLC
4.500% due 03/15/28  150,000 147,590
Sumitomo Mitsui Financial Group, Inc.
(Japan)
1.710% due 01/12/31  200,000 168,690
1.902% due 09/17/28  250,000 228,798
2.296% due 01/12/41  200,000 135,060
3.010% due 10/19/26  200,000 195,691
3.364% due 07/12/27  150,000 146,895
5.766% due 01/13/33  200,000 208,309
5.800% due 07/13/28  250,000 259,264
Sun Communities Operating LP
2.300% due 11/01/28  65,000 60,005
5.700% due 01/15/33  100,000 102,094
Synchrony Financial
3.700% due 08/04/26  50,000 49,135
3.950% due 12/01/27  100,000 97,531
5.935% due 08/02/30  35,000 35,507
Synovus Financial Corp.
6.168% due 11/01/30  35,000 35,457
Tanger Properties LP
3.875% due 07/15/27  50,000 49,097
Toronto-Dominion Bank (Canada)
1.200% due 06/03/26  100,000 96,381
4.568% due 12/17/26  100,000 100,177
4.693% due 09/15/27  200,000 201,338
4.980% due 04/05/27  100,000 101,068
4.994% due 04/05/29  100,000 101,278
5.146% due 09/10/34  185,000 183,681
Travelers Cos., Inc.
3.050% due 06/08/51  50,000 32,953
5.450% due 05/25/53  100,000 98,304

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.250% due 06/15/37  $ 125,000 $ 135,817
Travelers Property Casualty Corp.
6.375% due 03/15/33  100,000 110,638
Truist Financial Corp.
1.125% due 08/03/27  100,000 92,745
1.887% due 06/07/29  125,000 114,546
1.950% due 06/05/30  135,000 117,458
4.873% due 01/26/29  40,000 40,238
4.916% due 07/28/33  100,000 95,492
5.435% due 01/24/30  110,000 112,300
5.867% due 06/08/34  200,000 205,826
7.161% due 10/30/29  55,000 59,236
U.S. Bancorp
1.375% due 07/22/30  150,000 126,725
2.491% due 11/03/36  200,000 166,191
4.548% due 07/22/28  100,000 100,029
4.839% due 02/01/34  200,000 194,404
5.046% due 02/12/31  60,000 60,507
5.775% due 06/12/29  250,000 257,872
5.850% due 10/21/33  30,000 31,103
UBS AG (Switzerland)
5.000% due 07/09/27  300,000 303,497
UDR, Inc.
2.100% due 06/15/33  100,000 79,204
3.100% due 11/01/34  50,000 41,524
3.200% due 01/15/30  50,000 46,653
4.400% due 01/26/29  25,000 24,782
Unum Group
4.000% due 06/15/29  70,000 68,011
4.125% due 06/15/51  100,000 75,147
Ventas Realty LP
3.000% due 01/15/30  50,000 45,943
3.250% due 10/15/26  100,000 98,077
4.000% due 03/01/28  50,000 49,167
5.000% due 01/15/35  150,000 145,163
VICI Properties LP
5.125% due 11/15/31  215,000 212,208
Visa, Inc.
1.100% due 02/15/31  200,000 167,072
1.900% due 04/15/27  250,000 239,257
3.650% due 09/15/47  25,000 19,493
4.150% due 12/14/35  30,000 28,387
4.300% due 12/14/45  100,000 87,257
Voya Financial, Inc.
3.650% due 06/15/26  50,000 49,441
4.800% due 06/15/46  30,000 26,021
5.000% due 09/20/34  30,000 28,899
W.R. Berkley Corp.
4.000% due 05/12/50  115,000 88,901
Wachovia Corp.
5.500% due 08/01/35  200,000 200,756
Wells Fargo & Co.
3.000% due 04/22/26  150,000 147,752
3.000% due 10/23/26  150,000 146,726
3.068% due 04/30/41  500,000 372,914
3.196% due 06/17/27  260,000 255,858
4.150% due 01/24/29  200,000 197,247
4.478% due 04/04/31  200,000 196,651
4.808% due 07/25/28  65,000 65,219
4.897% due 07/25/33  65,000 64,084
4.900% due 01/24/28  105,000 105,610
5.013% due 04/04/51  250,000 225,205
5.198% due 01/23/30  140,000 142,377
a
Principal
Amount Value
5.211% due 12/03/35  $ 55,000 $ 54,641
5.244% due 01/24/31  85,000 86,443
5.499% due 01/23/35  140,000 141,953
5.557% due 07/25/34  160,000 162,866
5.574% due 07/25/29  365,000 374,997
5.606% due 01/15/44  100,000 95,834
5.707% due 04/22/28  350,000 357,687
6.491% due 10/23/34  180,000 194,246
Wells Fargo Bank NA
5.450% due 08/07/26  250,000 253,474
6.600% due 01/15/38  100,000 109,978
Welltower OP LLC
2.050% due 01/15/29  60,000 54,555
2.750% due 01/15/32  50,000 43,608
2.800% due 06/01/31  100,000 88,947
4.125% due 03/15/29  100,000 98,010
Westpac Banking Corp. (Australia)
1.953% due 11/20/28  100,000 91,978
2.150% due 06/03/31  100,000 87,190
2.700% due 08/19/26  150,000 146,923
3.400% due 01/25/28  100,000 97,802
4.043% due 08/26/27  100,000 99,814
4.110% due 07/24/34  65,000 62,133
4.421% due 07/24/39  45,000 40,593
5.457% due 11/18/27  100,000 103,018
5.535% due 11/17/28  250,000 259,892
Weyerhaeuser Co.
4.000% due 11/15/29  100,000 97,145
7.375% due 03/15/32  100,000 112,362
Willis North America, Inc.
2.950% due 09/15/29  75,000 69,281
3.875% due 09/15/49  35,000 25,726
4.650% due 06/15/27  100,000 100,090
5.900% due 03/05/54  50,000 49,322
XL Group Ltd. (Bermuda)
5.250% due 12/15/43  50,000 47,700
98,768,075
Industrial - 1.9%
3M Co.
2.875% due 10/15/27  100,000 96,292
3.250% due 08/26/49  200,000 137,688
4.000% due 09/14/48  250,000 198,876
Allegion U.S. Holding Co., Inc.
3.550% due 10/01/27  50,000 48,662
5.600% due 05/29/34  100,000 101,261
Amcor Finance USA, Inc.
5.625% due 05/26/33  65,000 66,705
Amcor Flexibles North America, Inc.
2.690% due 05/25/31  65,000 57,237
5.100% due 03/17/30 ~ 55,000 55,469
Amphenol Corp.
2.200% due 09/15/31  60,000 51,508
4.350% due 06/01/29  50,000 49,700
Arrow Electronics, Inc.
3.875% due 01/12/28  25,000 24,395
5.150% due 08/21/29  65,000 65,349
5.875% due 04/10/34  65,000 65,833
Avnet, Inc.
4.625% due 04/15/26  25,000 24,969
6.250% due 03/15/28  100,000 103,487
Boeing Co.
2.950% due 02/01/30  100,000 91,137
3.200% due 03/01/29  200,000 187,864

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.250% due 02/01/28  $ 50,000 $ 47,963
3.250% due 03/01/28  25,000 23,866
3.550% due 03/01/38  15,000 11,751
3.625% due 02/01/31  30,000 27,832
3.625% due 03/01/48  10,000 6,869
3.750% due 02/01/50  100,000 70,160
3.825% due 03/01/59  50,000 33,122
3.850% due 11/01/48  35,000 24,770
5.150% due 05/01/30  150,000 151,011
5.705% due 05/01/40  200,000 194,538
5.805% due 05/01/50  400,000 381,179
5.875% due 02/15/40  50,000 49,540
5.930% due 05/01/60  150,000 141,253
6.528% due 05/01/34  65,000 69,684
7.008% due 05/01/64  100,000 108,457
Burlington Northern Santa Fe LLC
3.050% due 02/15/51  200,000 133,078
3.550% due 02/15/50  150,000 110,210
4.125% due 06/15/47  50,000 41,032
4.450% due 01/15/53  300,000 254,228
4.700% due 09/01/45  50,000 45,037
5.200% due 04/15/54  60,000 57,169
5.750% due 05/01/40  100,000 104,112
Canadian National Railway Co. (Canada)
3.850% due 08/05/32  100,000 93,429
4.375% due 09/18/34  90,000 85,480
6.200% due 06/01/36  50,000 54,244
Canadian Pacific Railway Co. (Canada)
2.450% due 12/02/31  200,000 172,556
3.100% due 12/02/51  200,000 130,330
4.000% due 06/01/28  35,000 34,419
4.800% due 09/15/35  20,000 19,389
4.950% due 08/15/45  100,000 92,625
6.125% due 09/15/15  30,000 30,449
Carlisle Cos., Inc.
2.200% due 03/01/32  100,000 83,322
3.750% due 12/01/27  50,000 48,913
Carrier Global Corp.
2.493% due 02/15/27  35,000 33,812
2.722% due 02/15/30  50,000 45,748
3.377% due 04/05/40  15,000 11,809
3.577% due 04/05/50  150,000 109,336
5.900% due 03/15/34  65,000 68,407
Caterpillar Financial Services Corp.
4.400% due 03/03/28  250,000 250,721
4.850% due 02/27/29  200,000 203,244
Caterpillar, Inc.
3.250% due 09/19/49  100,000 70,338
3.803% due 08/15/42  100,000 82,433
CNH Industrial Capital LLC
1.450% due 07/15/26  100,000 96,203
CNH Industrial NV
3.850% due 11/15/27  35,000 34,397
CRH America Finance, Inc.
5.500% due 01/09/35  250,000 253,303
CSX Corp.
3.250% due 06/01/27  250,000 244,422
4.100% due 11/15/32  100,000 95,558
4.500% due 03/15/49  65,000 55,888
4.650% due 03/01/68  45,000 37,455
5.050% due 06/15/35  200,000 199,269
5.500% due 04/15/41  75,000 75,072
a
Principal
Amount Value
Deere & Co.
2.875% due 09/07/49  $ 15,000 $ 9,970
3.900% due 06/09/42  100,000 84,612
5.450% due 01/16/35  100,000 103,594
Dover Corp.
5.375% due 03/01/41  50,000 48,955
Eagle Materials, Inc.
2.500% due 07/01/31  50,000 43,690
Eaton Corp.
4.000% due 11/02/32  100,000 94,936
4.150% due 03/15/33  55,000 52,545
Emerson Electric Co.
0.875% due 10/15/26  35,000 33,285
2.200% due 12/21/31  100,000 86,296
5.000% due 03/15/35  165,000 166,184
FedEx Corp.
3.100% due 08/05/29 ~ 50,000 46,847
4.400% due 01/15/47 ~ 50,000 39,463
4.750% due 11/15/45 ~ 50,000 41,801
5.250% due 05/15/50 ~ 350,000 313,009
Flex Ltd.
4.875% due 06/15/29  25,000 24,874
Fortive Corp.
4.300% due 06/15/46  125,000 102,243
Fortune Brands Innovations, Inc.
5.875% due 06/01/33  125,000 129,932
GATX Corp.
4.550% due 11/07/28  25,000 25,004
5.450% due 09/15/33  100,000 101,133
6.050% due 03/15/34  75,000 78,818
GE Capital International Funding Co.
Unlimited Co.
4.418% due 11/15/35  350,000 331,965
General Dynamics Corp.
2.250% due 06/01/31  5,000 4,378
2.850% due 06/01/41  10,000 7,228
3.750% due 05/15/28  180,000 176,995
4.250% due 04/01/50  200,000 166,110
Hexcel Corp.
5.875% due 02/26/35  55,000 56,067
Honeywell International, Inc.
2.500% due 11/01/26  100,000 97,281
2.700% due 08/15/29  60,000 55,971
4.500% due 01/15/34  350,000 338,420
4.875% due 09/01/29  100,000 101,897
5.000% due 03/01/35  100,000 99,663
Howmet Aerospace, Inc.
4.850% due 10/15/31  50,000 49,879
Huntington Ingalls Industries, Inc.
2.043% due 08/16/28  50,000 45,678
IDEX Corp.
2.625% due 06/15/31  100,000 87,256
3.000% due 05/01/30  15,000 13,695
Illinois Tool Works, Inc.
4.875% due 09/15/41  100,000 95,249
Ingersoll Rand, Inc.
5.450% due 06/15/34  105,000 106,609
Jabil, Inc.
1.700% due 04/15/26  65,000 63,141
3.950% due 01/12/28  55,000 53,850
Jacobs Engineering Group, Inc.
6.350% due 08/18/28  200,000 208,735

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
John Deere Capital Corp.
1.750% due 03/09/27  $ 50,000 $ 47,768
2.000% due 06/17/31  100,000 86,300
2.350% due 03/08/27  50,000 48,285
2.650% due 06/10/26  100,000 98,250
2.800% due 09/08/27  50,000 48,397
3.900% due 06/07/32  20,000 18,988
4.150% due 09/15/27  100,000 99,854
4.400% due 09/08/31  100,000 99,046
4.850% due 03/05/27  100,000 101,250
4.950% due 07/14/28  210,000 214,299
5.150% due 09/08/26  100,000 101,379
Johnson Controls International PLC
4.500% due 02/15/47  40,000 33,777
Johnson Controls International PLC/Tyco
Fire & Security Finance SCA
1.750% due 09/15/30  15,000 12,933
4.900% due 12/01/32  140,000 138,744
Kennametal, Inc.
4.625% due 06/15/28  50,000 49,892
Keysight Technologies, Inc.
4.950% due 10/15/34  65,000 63,681
L3Harris Technologies, Inc.
2.900% due 12/15/29  30,000 27,675
3.850% due 12/15/26  25,000 24,707
4.400% due 06/15/28  100,000 99,300
5.400% due 07/31/33  250,000 253,270
Lennox International, Inc.
5.500% due 09/15/28  100,000 102,645
Lockheed Martin Corp.
3.600% due 03/01/35  25,000 22,338
3.800% due 03/01/45  20,000 15,878
3.900% due 06/15/32  45,000 42,546
4.150% due 06/15/53  385,000 308,166
4.450% due 05/15/28  70,000 70,340
4.500% due 05/15/36  20,000 19,123
4.700% due 05/15/46  44,000 39,461
6.150% due 09/01/36  100,000 109,495
Martin Marietta Materials, Inc.
2.500% due 03/15/30  65,000 58,514
3.450% due 06/01/27  21,000 20,525
Masco Corp.
2.000% due 02/15/31  100,000 85,020
3.500% due 11/15/27  100,000 97,462
Mohawk Industries, Inc.
3.625% due 05/15/30  50,000 46,915
Norfolk Southern Corp.
2.300% due 05/15/31  250,000 218,520
3.155% due 05/15/55  20,000 12,826
3.800% due 08/01/28  30,000 29,421
3.942% due 11/01/47  63,000 49,295
4.550% due 06/01/53  145,000 123,028
4.650% due 01/15/46  50,000 43,788
4.837% due 10/01/41  50,000 46,110
5.050% due 08/01/30  70,000 71,494
Northrop Grumman Corp.
3.250% due 01/15/28  100,000 96,835
3.850% due 04/15/45  100,000 79,245
4.700% due 03/15/33  210,000 207,283
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  50,000 43,002
Oshkosh Corp.
3.100% due 03/01/30  15,000 13,823
a
Principal
Amount Value
Otis Worldwide Corp.
2.293% due 04/05/27  $ 20,000 $ 19,180
3.112% due 02/15/40  50,000 38,052
3.362% due 02/15/50  30,000 20,752
5.250% due 08/16/28  135,000 138,013
Owens Corning
3.875% due 06/01/30  150,000 143,233
5.700% due 06/15/34  45,000 46,275
Packaging Corp. of America
3.400% due 12/15/27  35,000 34,015
Parker-Hannifin Corp.
4.000% due 06/14/49  20,000 15,906
6.250% due 05/15/38  100,000 109,986
Precision Castparts Corp.
4.375% due 06/15/45  50,000 43,615
Republic Services, Inc.
3.375% due 11/15/27  120,000 117,136
3.950% due 05/15/28  100,000 98,667
5.000% due 11/15/29  100,000 101,592
5.200% due 11/15/34  100,000 101,113
RTX Corp.
2.250% due 07/01/30  100,000 88,875
3.125% due 07/01/50  100,000 66,072
3.750% due 11/01/46  50,000 38,183
4.125% due 11/16/28  60,000 59,177
4.350% due 04/15/47  200,000 166,499
4.450% due 11/16/38  20,000 18,260
4.500% due 06/01/42  300,000 264,031
4.625% due 11/16/48  35,000 30,110
5.375% due 02/27/53  100,000 95,527
Ryder System, Inc.
1.750% due 09/01/26  65,000 62,416
4.300% due 06/15/27  75,000 74,521
5.250% due 06/01/28  200,000 203,566
Snap-on, Inc.
3.100% due 05/01/50  35,000 23,559
Sonoco Products Co.
4.600% due 09/01/29  125,000 123,252
Stanley Black & Decker, Inc.
2.750% due 11/15/50  50,000 28,733
4.250% due 11/15/28  100,000 99,133
TD SYNNEX Corp.
6.100% due 04/12/34  50,000 51,459
Teledyne Technologies, Inc.
2.750% due 04/01/31  200,000 178,312
Textron, Inc.
3.650% due 03/15/27  100,000 98,180
Trane Technologies Financing Ltd.
3.800% due 03/21/29  100,000 97,441
5.250% due 03/03/33  45,000 45,852
Trimble, Inc.
4.900% due 06/15/28  50,000 50,146
Tyco Electronics Group SA (Switzerland)
2.500% due 02/04/32  45,000 38,822
Union Pacific Corp.
2.375% due 05/20/31  40,000 35,396
2.891% due 04/06/36  125,000 102,281
2.973% due 09/16/62  25,000 14,611
3.000% due 04/15/27  100,000 97,530
3.200% due 05/20/41  370,000 281,702
3.350% due 08/15/46  50,000 36,426
3.550% due 05/20/61  100,000 68,107
3.600% due 09/15/37  20,000 17,195

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.799% due 04/06/71  $ 30,000 $ 20,747
4.950% due 05/15/53  200,000 184,244
United Parcel Service, Inc.
3.400% due 11/15/46  200,000 145,732
4.875% due 03/03/33  260,000 260,991
6.200% due 01/15/38  50,000 54,194
Vulcan Materials Co.
4.500% due 06/15/47  100,000 84,638
5.350% due 12/01/34  200,000 201,909
Waste Connections, Inc.
3.500% due 05/01/29  100,000 96,317
4.200% due 01/15/33  70,000 66,547
Waste Management, Inc.
2.950% due 06/01/41  35,000 26,080
3.150% due 11/15/27  100,000 97,250
4.625% due 02/15/33  200,000 198,247
4.950% due 03/15/35  65,000 64,711
5.350% due 10/15/54  50,000 48,837
Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/28  100,000 100,183
WRKCo, Inc.
4.000% due 03/15/28  100,000 98,082
4.200% due 06/01/32  50,000 47,425
Xylem, Inc.
3.250% due 11/01/26  30,000 29,469
4.375% due 11/01/46  25,000 20,902
19,383,429
Technology - 1.7%
Adobe, Inc.
4.800% due 04/04/29  100,000 101,646
4.850% due 04/04/27  45,000 45,618
4.950% due 01/17/30  100,000 102,413
4.950% due 04/04/34  100,000 100,833
Analog Devices, Inc.
2.100% due 10/01/31  60,000 51,582
2.800% due 10/01/41  50,000 36,220
2.950% due 10/01/51  55,000 35,805
3.450% due 06/15/27  100,000 98,267
3.500% due 12/05/26  100,000 98,751
Apple, Inc.
1.400% due 08/05/28  100,000 91,521
1.650% due 05/11/30  160,000 140,640
1.650% due 02/08/31  200,000 172,840
1.700% due 08/05/31  100,000 85,580
2.050% due 09/11/26  100,000 97,160
2.200% due 09/11/29  100,000 91,927
2.650% due 05/11/50  100,000 63,048
2.650% due 02/08/51  150,000 93,989
2.700% due 08/05/51  100,000 63,087
2.850% due 08/05/61  100,000 60,897
2.950% due 09/11/49  65,000 43,998
3.000% due 11/13/27  100,000 97,373
3.350% due 02/09/27  200,000 197,454
3.750% due 09/12/47  75,000 59,664
3.750% due 11/13/47  50,000 39,662
3.850% due 08/04/46  35,000 28,530
3.950% due 08/08/52  500,000 402,873
4.250% due 02/09/47  100,000 86,964
4.300% due 05/10/33  250,000 248,363
4.500% due 02/23/36  50,000 49,730
Applied Materials, Inc.
1.750% due 06/01/30  30,000 26,215
4.350% due 04/01/47  45,000 38,666
a
Principal
Amount Value
4.800% due 06/15/29  $ 65,000 $ 66,069
5.100% due 10/01/35  35,000 35,712
Autodesk, Inc.
2.400% due 12/15/31  80,000 68,557
2.850% due 01/15/30  55,000 50,571
Broadcom, Inc.
2.450% due 02/15/31 ~ 200,000 176,018
3.419% due 04/15/33 ~ 250,000 222,674
3.459% due 09/15/26  26,000 25,643
3.500% due 02/15/41 ~ 315,000 246,814
3.750% due 02/15/51 ~ 140,000 104,816
4.110% due 09/15/28  211,000 208,061
4.150% due 04/15/32 ~ 40,000 37,955
4.300% due 11/15/32  200,000 190,978
4.350% due 02/15/30  50,000 49,283
4.750% due 04/15/29  150,000 150,638
4.800% due 10/15/34  80,000 78,124
5.000% due 04/15/30  200,000 202,593
5.050% due 07/12/29  90,000 91,273
Broadridge Financial Solutions, Inc.
3.400% due 06/27/26  50,000 49,320
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31  250,000 226,135
CGI, Inc. (Canada)
4.950% due 03/14/30 ~ 100,000 100,038
Dell International LLC/EMC Corp.
due 04/01/35 # 100,000 100,084
3.375% due 12/15/41  500,000 369,633
4.900% due 10/01/26  100,000 100,412
5.300% due 10/01/29  100,000 101,853
8.100% due 07/15/36  27,000 32,239
8.350% due 07/15/46  13,000 16,351
Electronic Arts, Inc.
1.850% due 02/15/31  30,000 25,515
2.950% due 02/15/51  20,000 12,696
Fidelity National Information Services, Inc.
1.650% due 03/01/28  20,000 18,423
3.100% due 03/01/41  10,000 7,317
Fiserv, Inc.
2.250% due 06/01/27  100,000 95,403
2.650% due 06/01/30  100,000 90,062
3.200% due 07/01/26  25,000 24,605
3.500% due 07/01/29  245,000 233,056
4.400% due 07/01/49  40,000 32,995
5.450% due 03/15/34  100,000 101,427
5.625% due 08/21/33  100,000 103,001
Genpact Luxembourg SARL/Genpact USA,
Inc.
6.000% due 06/04/29  50,000 51,813
Hewlett Packard Enterprise Co.
4.400% due 09/25/27  45,000 44,873
5.000% due 10/15/34  70,000 68,223
6.200% due 10/15/35  50,000 52,943
6.350% due 10/15/45  50,000 51,372
HP, Inc.
2.650% due 06/17/31  100,000 87,080
4.000% due 04/15/29  100,000 97,029
4.200% due 04/15/32  100,000 94,473
4.750% due 01/15/28  100,000 100,690
6.000% due 09/15/41  55,000 55,398
Intel Corp.
1.600% due 08/12/28  25,000 22,577
2.000% due 08/12/31  50,000 41,792

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
2.450% due 11/15/29  $ 150,000 $ 134,551
2.600% due 05/19/26  100,000 97,836
2.800% due 08/12/41  40,000 26,556
3.050% due 08/12/51  20,000 11,770
3.200% due 08/12/61  25,000 14,157
3.250% due 11/15/49  250,000 157,016
4.150% due 08/05/32  100,000 92,759
4.875% due 02/10/28  75,000 75,409
4.900% due 08/05/52  100,000 82,024
5.200% due 02/10/33  315,000 311,120
5.625% due 02/10/43  50,000 47,237
5.700% due 02/10/53  35,000 32,196
5.900% due 02/10/63  250,000 234,536
International Business Machines Corp.
2.850% due 05/15/40  100,000 73,118
3.500% due 05/15/29  170,000 163,336
4.150% due 05/15/39  100,000 88,082
5.100% due 02/06/53  200,000 183,763
5.200% due 02/10/35  250,000 250,625
5.600% due 11/30/39  26,000 26,537
Intuit, Inc.
1.650% due 07/15/30  15,000 13,001
5.200% due 09/15/33  150,000 153,223
KLA Corp.
4.650% due 07/15/32  60,000 59,603
4.950% due 07/15/52  100,000 91,689
Kyndryl Holdings, Inc.
6.350% due 02/20/34  70,000 72,622
Lam Research Corp.
4.000% due 03/15/29  55,000 54,185
4.875% due 03/15/49  25,000 22,819
Leidos, Inc.
2.300% due 02/15/31  55,000 47,313
5.500% due 03/15/35  65,000 64,833
5.750% due 03/15/33  45,000 46,165
Microchip Technology, Inc.
5.050% due 02/15/30  150,000 149,832
Micron Technology, Inc.
2.703% due 04/15/32  20,000 17,089
3.366% due 11/01/41  15,000 11,090
3.477% due 11/01/51  25,000 17,013
5.875% due 09/15/33  100,000 104,060
6.750% due 11/01/29  250,000 268,299
Microsoft Corp.
1.350% due 09/15/30  35,000 30,251
2.400% due 08/08/26  250,000 244,550
2.500% due 09/15/50  100,000 62,183
2.675% due 06/01/60  166,000 99,287
2.921% due 03/17/52  278,000 186,606
3.300% due 02/06/27  300,000 296,246
3.400% due 09/15/26  50,000 49,526
3.450% due 08/08/36  72,000 64,298
3.700% due 08/08/46  200,000 162,815
NetApp, Inc.
5.700% due 03/17/35  100,000 99,890
NVIDIA Corp.
2.000% due 06/15/31  100,000 87,235
3.500% due 04/01/50  200,000 151,911
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
2.500% due 05/11/31  100,000 86,652
3.250% due 05/11/41  60,000 44,023
4.300% due 06/18/29  150,000 147,029
a
Principal
Amount Value
4.400% due 06/01/27  $ 40,000 $ 39,899
5.000% due 01/15/33  50,000 49,249
Oracle Corp.
2.300% due 03/25/28  70,000 65,763
2.875% due 03/25/31  75,000 67,168
3.250% due 11/15/27  350,000 339,355
3.650% due 03/25/41  80,000 62,117
3.850% due 07/15/36  50,000 43,359
3.900% due 05/15/35  105,000 93,508
3.950% due 03/25/51  120,000 88,205
4.000% due 07/15/46  250,000 191,329
4.100% due 03/25/61  95,000 67,957
4.300% due 07/08/34  100,000 93,047
4.375% due 05/15/55  200,000 156,005
4.800% due 08/03/28  125,000 126,046
5.375% due 09/27/54  200,000 182,516
5.500% due 08/03/35  130,000 131,091
5.550% due 02/06/53  500,000 467,709
6.125% due 07/08/39  100,000 104,343
6.250% due 11/09/32  200,000 213,374
6.500% due 04/15/38  100,000 108,000
QUALCOMM, Inc.
3.250% due 05/20/27  50,000 49,059
4.250% due 05/20/32  20,000 19,513
4.300% due 05/20/47  30,000 25,287
4.500% due 05/20/52  45,000 38,450
4.800% due 05/20/45  150,000 137,512
Roper Technologies, Inc.
1.750% due 02/15/31  200,000 168,165
3.800% due 12/15/26  30,000 29,657
4.200% due 09/15/28  95,000 93,935
Salesforce, Inc.
1.500% due 07/15/28  65,000 59,536
1.950% due 07/15/31  80,000 68,917
2.700% due 07/15/41  60,000 42,844
2.900% due 07/15/51  100,000 64,591
3.050% due 07/15/61  50,000 30,875
ServiceNow, Inc.
1.400% due 09/01/30  65,000 54,876
Texas Instruments, Inc.
4.150% due 05/15/48  100,000 82,923
4.900% due 03/14/33  60,000 60,749
5.050% due 05/18/63  200,000 183,484
TSMC Arizona Corp. (Taiwan)
3.125% due 10/25/41  200,000 156,704
3.875% due 04/22/27  200,000 198,004
VMware LLC
1.400% due 08/15/26  200,000 191,581
3.900% due 08/21/27  30,000 29,483
Western Digital Corp.
2.850% due 02/01/29  30,000 27,116
3.100% due 02/01/32  55,000 46,207
17,223,397
Utilities - 2.3%
AEP Texas, Inc.
3.450% due 05/15/51  35,000 23,670
4.700% due 05/15/32  100,000 97,397
5.400% due 06/01/33  145,000 145,956
AEP Transmission Co. LLC
4.250% due 09/15/48  35,000 28,645
AES Corp.
2.450% due 01/15/31  100,000 85,524
5.800% due 03/15/32  100,000 101,092

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Alabama Power Co.
3.125% due 07/15/51  $ 100,000 $ 66,072
4.150% due 08/15/44  90,000 74,767
4.300% due 07/15/48  15,000 12,422
Ameren Illinois Co.
3.800% due 05/15/28  50,000 49,215
3.850% due 09/01/32  50,000 46,800
4.150% due 03/15/46  50,000 41,399
5.550% due 07/01/54  100,000 99,009
American Electric Power Co., Inc.
5.950% due 11/01/32  100,000 104,981
American Water Capital Corp.
2.300% due 06/01/31  50,000 43,287
2.950% due 09/01/27  35,000 33,827
3.250% due 06/01/51  50,000 33,602
3.450% due 06/01/29  100,000 95,863
3.750% due 09/01/47  50,000 37,862
4.300% due 12/01/42  100,000 86,361
4.450% due 06/01/32  75,000 72,728
Appalachian Power Co.
3.700% due 05/01/50  150,000 106,645
7.000% due 04/01/38  150,000 166,592
Arizona Public Service Co.
2.200% due 12/15/31  65,000 54,714
2.950% due 09/15/27  50,000 48,135
4.500% due 04/01/42  100,000 85,786
5.700% due 08/15/34  55,000 56,106
Atmos Energy Corp.
2.625% due 09/15/29  150,000 138,708
3.000% due 06/15/27  30,000 29,162
4.150% due 01/15/43  64,000 54,073
4.300% due 10/01/48  50,000 41,467
5.000% due 12/15/54  35,000 31,675
Baltimore Gas & Electric Co.
2.900% due 06/15/50  30,000 18,781
3.200% due 09/15/49  70,000 46,745
3.750% due 08/15/47  50,000 38,009
Berkshire Hathaway Energy Co.
3.250% due 04/15/28  30,000 29,068
3.800% due 07/15/48  25,000 18,934
4.250% due 10/15/50  200,000 159,380
4.450% due 01/15/49  50,000 41,582
6.125% due 04/01/36  99,000 105,472
Black Hills Corp.
3.150% due 01/15/27  50,000 48,675
4.350% due 05/01/33  30,000 28,090
5.950% due 03/15/28  100,000 103,647
CenterPoint Energy Houston Electric LLC
2.350% due 04/01/31  55,000 48,100
2.400% due 09/01/26  50,000 48,677
3.000% due 02/01/27  50,000 48,856
3.350% due 04/01/51  85,000 59,387
5.050% due 03/01/35  50,000 49,663
CenterPoint Energy Resources Corp.
4.000% due 04/01/28  100,000 98,334
5.250% due 03/01/28  200,000 203,917
5.400% due 07/01/34  50,000 50,532
Commonwealth Edison Co.
3.150% due 03/15/32  35,000 31,240
3.700% due 08/15/28  20,000 19,606
3.750% due 08/15/47  50,000 37,793
3.800% due 10/01/42  100,000 79,634
4.900% due 02/01/33  45,000 44,729
a
Principal
Amount Value
5.300% due 06/01/34  $ 55,000 $ 55,920
5.650% due 06/01/54  65,000 64,424
Connecticut Light & Power Co.
4.150% due 06/01/45  25,000 20,664
4.900% due 07/01/33  100,000 99,015
4.950% due 01/15/30  250,000 253,583
4.950% due 08/15/34  65,000 64,466
Consolidated Edison Co. of New York, Inc.
2.400% due 06/15/31  50,000 44,018
3.600% due 06/15/61  50,000 33,998
3.950% due 03/01/43  100,000 80,904
4.000% due 12/01/28  100,000 98,757
4.125% due 05/15/49  50,000 39,503
4.300% due 12/01/56  50,000 39,579
4.500% due 12/01/45  100,000 86,109
5.375% due 05/15/34  80,000 81,843
5.700% due 05/15/54  100,000 99,769
6.150% due 11/15/52  70,000 73,754
Constellation Energy Generation LLC
5.600% due 03/01/28  155,000 159,240
6.500% due 10/01/53  55,000 57,727
Consumers Energy Co.
3.250% due 08/15/46  50,000 36,358
3.600% due 08/15/32  65,000 60,017
3.800% due 11/15/28  100,000 97,939
4.350% due 04/15/49  100,000 84,788
4.600% due 05/30/29  85,000 85,197
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43  100,000 89,004
5.300% due 05/15/33  50,000 50,968
5.450% due 02/01/41  50,000 49,406
Dominion Energy, Inc.
1.450% due 04/15/26  40,000 38,732
2.250% due 08/15/31  45,000 38,313
2.850% due 08/15/26  30,000 29,323
3.300% due 04/15/41  30,000 22,123
4.250% due 06/01/28  50,000 49,659
4.700% due 12/01/44  100,000 85,834
DTE Electric Co.
2.250% due 03/01/30  50,000 44,854
2.950% due 03/01/50  50,000 32,654
3.000% due 03/01/32  150,000 133,979
3.650% due 03/01/52  55,000 40,653
DTE Energy Co.
5.850% due 06/01/34  200,000 206,880
Duke Energy Carolinas LLC
3.750% due 06/01/45  200,000 154,938
5.350% due 01/15/53  100,000 95,599
6.050% due 04/15/38  110,000 117,491
6.100% due 06/01/37  25,000 26,382
Duke Energy Corp.
2.450% due 06/01/30  160,000 142,728
2.550% due 06/15/31  100,000 87,370
3.150% due 08/15/27  50,000 48,509
3.300% due 06/15/41  100,000 74,108
3.500% due 06/15/51  100,000 68,132
3.950% due 08/15/47  50,000 37,602
4.200% due 06/15/49  65,000 50,127
4.500% due 08/15/32  180,000 173,702
5.450% due 06/15/34  90,000 91,274
Duke Energy Florida LLC
2.500% due 12/01/29  50,000 45,769
5.950% due 11/15/52  40,000 40,870

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Duke Energy Indiana LLC
2.750% due 04/01/50  $ 60,000 $ 36,633
3.250% due 10/01/49  50,000 33,920
3.750% due 05/15/46  50,000 38,029
4.900% due 07/15/43  100,000 91,607
5.250% due 03/01/34  40,000 40,426
Duke Energy Ohio, Inc.
2.125% due 06/01/30  35,000 30,998
5.550% due 03/15/54  155,000 150,267
Duke Energy Progress LLC
3.700% due 09/01/28  100,000 97,849
5.100% due 03/15/34  100,000 100,760
Edison International
5.250% due 03/15/32  90,000 86,133
5.750% due 06/15/27  10,000 10,101
El Paso Electric Co.
5.000% due 12/01/44  50,000 43,993
Emera U.S. Finance LP (Canada)
3.550% due 06/15/26  35,000 34,506
4.750% due 06/15/46  200,000 165,048
Enel Chile SA (Chile)
4.875% due 06/12/28  50,000 49,836
Entergy Arkansas LLC
3.500% due 04/01/26  50,000 49,602
4.200% due 04/01/49  50,000 40,199
Entergy Corp.
2.800% due 06/15/30  100,000 90,561
2.950% due 09/01/26  30,000 29,334
Entergy Louisiana LLC
2.350% due 06/15/32  100,000 84,207
3.100% due 06/15/41  400,000 292,107
3.250% due 04/01/28  50,000 48,369
4.200% due 09/01/48  50,000 40,035
4.950% due 01/15/45  40,000 35,872
5.800% due 03/15/55  105,000 104,588
Essential Utilities, Inc.
2.400% due 05/01/31  100,000 87,528
5.300% due 05/01/52  25,000 22,847
Evergy Kansas Central, Inc.
3.100% due 04/01/27  50,000 48,786
4.100% due 04/01/43  100,000 82,717
4.700% due 03/13/28  25,000 25,095
5.700% due 03/15/53  65,000 64,739
Eversource Energy
2.900% due 03/01/27  100,000 96,891
3.300% due 01/15/28  100,000 96,634
3.375% due 03/01/32  100,000 89,662
4.250% due 04/01/29  25,000 24,562
4.750% due 05/15/26  100,000 100,066
Exelon Corp.
4.050% due 04/15/30  300,000 290,752
4.450% due 04/15/46  100,000 82,860
4.950% due 06/15/35  35,000 33,746
5.100% due 06/15/45  35,000 31,719
Florida Power & Light Co.
2.875% due 12/04/51  300,000 190,416
3.700% due 12/01/47  200,000 152,345
4.950% due 06/01/35  100,000 99,183
5.100% due 04/01/33  65,000 65,784
5.690% due 03/01/40  35,000 36,389
5.950% due 02/01/38  125,000 133,483
Georgia Power Co.
4.300% due 03/15/42  100,000 85,863
a
Principal
Amount Value
4.700% due 05/15/32  $ 100,000 $ 98,880
4.850% due 03/15/31  155,000 155,954
5.125% due 05/15/52  100,000 92,812
5.200% due 03/15/35  250,000 251,783
Idaho Power Co.
5.800% due 04/01/54  200,000 201,178
Indiana Michigan Power Co.
3.250% due 05/01/51  60,000 40,039
4.250% due 08/15/48  25,000 20,041
Interstate Power & Light Co.
3.500% due 09/30/49  25,000 17,687
ITC Holdings Corp.
3.350% due 11/15/27  50,000 48,433
Kentucky Utilities Co.
4.375% due 10/01/45  40,000 33,476
Louisville Gas & Electric Co.
4.250% due 04/01/49  35,000 27,923
MidAmerican Energy Co.
3.650% due 08/01/48  100,000 74,854
5.350% due 01/15/34  75,000 77,037
6.750% due 12/30/31  100,000 111,876
Mississippi Power Co.
3.950% due 03/30/28  25,000 24,711
National Fuel Gas Co.
3.950% due 09/15/27  50,000 49,121
National Rural Utilities Cooperative Finance
Corp.
1.350% due 03/15/31  100,000 82,365
4.023% due 11/01/32  100,000 94,362
4.850% due 02/07/29  250,000 252,758
8.000% due 03/01/32  50,000 59,013
Nevada Power Co.
5.900% due 05/01/53  250,000 250,483
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/30  80,000 70,800
4.800% due 12/01/77  100,000 95,579
4.900% due 03/15/29  500,000 504,359
5.050% due 02/28/33  200,000 198,897
5.650% due 05/01/79  100,000 98,157
NiSource, Inc.
3.490% due 05/15/27  50,000 48,981
3.950% due 03/30/48  50,000 38,548
4.800% due 02/15/44  100,000 88,641
5.250% due 02/15/43  100,000 93,342
Northern States Power Co.
2.600% due 06/01/51  50,000 29,901
4.500% due 06/01/52  75,000 63,438
Oglethorpe Power Corp.
5.050% due 10/01/48  100,000 88,546
5.900% due 02/01/55 ~ 30,000 30,025
Ohio Edison Co.
6.875% due 07/15/36  150,000 169,068
Ohio Power Co.
1.625% due 01/15/31  65,000 54,374
Oklahoma Gas & Electric Co.
3.850% due 08/15/47  50,000 38,225
5.400% due 01/15/33  70,000 71,377
Oncor Electric Delivery Co. LLC
3.700% due 11/15/28  100,000 97,519
3.800% due 09/30/47  50,000 38,102
4.150% due 06/01/32  40,000 38,059
4.300% due 05/15/28  100,000 99,735
5.300% due 06/01/42  100,000 96,796

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.550% due 06/15/54  $ 105,000 $ 102,655
Pacific Gas & Electric Co.
2.500% due 02/01/31  100,000 85,990
3.300% due 08/01/40  250,000 184,028
3.500% due 08/01/50  45,000 29,945
4.400% due 03/01/32  100,000 93,661
4.950% due 07/01/50  200,000 167,139
5.900% due 10/01/54  25,000 23,703
6.150% due 01/15/33  45,000 46,370
6.400% due 06/15/33  200,000 209,135
6.700% due 04/01/53  105,000 109,371
6.750% due 01/15/53  100,000 104,521
PacifiCorp
2.900% due 06/15/52  80,000 48,129
3.500% due 06/15/29  35,000 33,506
4.125% due 01/15/49  70,000 54,139
5.350% due 12/01/53  300,000 275,711
PECO Energy Co.
2.800% due 06/15/50  45,000 28,454
3.000% due 09/15/49  55,000 36,367
3.900% due 03/01/48  60,000 46,864
PG&E Wildfire Recovery Funding LLC
4.451% due 12/01/49  450,000 395,979
4.722% due 06/01/39  50,000 48,689
Piedmont Natural Gas Co., Inc.
4.650% due 08/01/43  35,000 30,672
Potomac Electric Power Co.
5.200% due 03/15/34  100,000 100,572
PPL Electric Utilities Corp.
3.000% due 10/01/49  70,000 46,689
4.150% due 10/01/45  25,000 20,862
4.150% due 06/15/48  100,000 82,195
4.750% due 07/15/43  50,000 45,624
5.250% due 05/15/53  100,000 95,759
Progress Energy, Inc.
7.750% due 03/01/31  100,000 114,170
Public Service Co. of Colorado
2.700% due 01/15/51  100,000 59,506
3.700% due 06/15/28  50,000 48,962
3.800% due 06/15/47  50,000 37,973
5.250% due 04/01/53  115,000 106,423
Public Service Co. of New Hampshire
2.200% due 06/15/31  30,000 26,018
Public Service Co. of Oklahoma
2.200% due 08/15/31  100,000 84,909
Public Service Electric & Gas Co.
2.050% due 08/01/50  100,000 53,265
3.000% due 03/01/51  100,000 65,493
3.100% due 03/15/32  100,000 89,790
3.200% due 08/01/49  60,000 41,300
4.050% due 05/01/48  25,000 20,214
Public Service Enterprise Group, Inc.
2.450% due 11/15/31  100,000 86,107
5.200% due 04/01/29  55,000 56,064
5.450% due 04/01/34  55,000 55,587
6.125% due 10/15/33  100,000 105,487
Puget Energy, Inc.
4.224% due 03/15/32  70,000 65,207
Puget Sound Energy, Inc.
2.893% due 09/15/51  55,000 34,303
5.330% due 06/15/34  115,000 116,636
5.795% due 03/15/40  25,000 25,674
a
Principal
Amount Value
San Diego Gas & Electric Co.
1.700% due 10/01/30  $ 95,000 $ 80,851
3.750% due 06/01/47  50,000 37,364
4.100% due 06/15/49  100,000 78,075
4.150% due 05/15/48  25,000 19,731
5.400% due 04/15/35  130,000 131,013
Sempra
3.400% due 02/01/28  65,000 62,825
3.800% due 02/01/38  100,000 82,321
Sierra Pacific Power Co.
5.900% due 03/15/54  50,000 50,585
Southern California Edison Co.
2.250% due 06/01/30  120,000 104,821
2.850% due 08/01/29  75,000 68,954
2.950% due 02/01/51  120,000 72,879
3.650% due 03/01/28  50,000 48,430
3.650% due 02/01/50  70,000 48,598
3.900% due 03/15/43  50,000 37,986
4.125% due 03/01/48  10,000 7,536
4.500% due 09/01/40  50,000 42,742
5.300% due 03/01/28  200,000 202,449
5.750% due 04/15/54  350,000 329,346
Southern California Gas Co.
2.600% due 06/15/26  50,000 48,931
5.200% due 06/01/33  200,000 199,656
Southern Co.
4.250% due 07/01/36  30,000 27,252
5.700% due 10/15/32  65,000 67,591
Southern Co. Gas Capital Corp.
4.950% due 09/15/34  250,000 243,512
Southwest Gas Corp.
3.800% due 09/29/46  50,000 37,388
4.050% due 03/15/32  60,000 56,127
Southwestern Electric Power Co.
3.250% due 11/01/51  200,000 130,146
3.900% due 04/01/45  50,000 38,310
4.100% due 09/15/28  50,000 49,179
6.200% due 03/15/40  50,000 53,152
Southwestern Public Service Co.
3.750% due 06/15/49  100,000 73,443
Spire Missouri, Inc.
4.800% due 02/15/33  60,000 59,428
System Energy Resources, Inc.
5.300% due 12/15/34  35,000 34,617
Tampa Electric Co.
4.300% due 06/15/48  50,000 40,716
4.450% due 06/15/49  50,000 41,628
Tucson Electric Power Co.
4.850% due 12/01/48  100,000 87,985
Union Electric Co.
2.625% due 03/15/51  200,000 119,536
3.900% due 04/01/52  30,000 22,913
5.250% due 01/15/54  155,000 145,241
8.450% due 03/15/39  100,000 128,556
Virginia Electric & Power Co.
2.300% due 11/15/31  100,000 86,239
2.400% due 03/30/32  50,000 42,748
2.950% due 11/15/26  50,000 48,924
3.750% due 05/15/27  80,000 78,968
3.800% due 09/15/47  50,000 37,888
4.000% due 11/15/46  20,000 15,713
5.000% due 04/01/33  200,000 198,287
8.875% due 11/15/38  25,000 33,014

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Washington Gas Light Co.
3.650% due 09/15/49  $ 25,000 $ 18,486
WEC Energy Group, Inc.
2.200% due 12/15/28  100,000 91,828
4.750% due 01/15/28  50,000 50,309
Wisconsin Electric Power Co.
4.300% due 10/15/48  10,000 8,373
Wisconsin Power & Light Co.
3.050% due 10/15/27  100,000 96,671
4.950% due 04/01/33  90,000 89,404
Xcel Energy, Inc.
4.000% due 06/15/28  50,000 49,044
4.600% due 06/01/32  35,000 33,758
5.450% due 08/15/33  200,000 200,976
23,853,510
Total Corporate Bonds & Notes
    (Cost $285,422,328) 263,379,013
MORTGAGE-BACKED SECURITIES - 26.4%
Collateralized Mortgage Obligations - Commercial - 1.6%
Bank
1.844% due 03/15/63  131,250 112,489
1.997% due 11/15/53  250,000 211,092
2.470% due 09/15/64  500,000 432,603
2.649% due 01/15/63  200,000 179,791
2.920% due 12/15/52  200,000 183,406
3.175% due 09/15/60  200,000 193,376
3.625% due 05/15/50  500,000 488,074
BBCMS Mortgage Trust
2.299% due 02/15/54  300,000 262,494
2.639% due 02/15/53  200,000 180,650
3.662% due 04/15/55 § 300,000 275,075
Benchmark Mortgage Trust
1.850% due 09/15/53  250,000 213,834
1.925% due 07/15/53  197,917 169,546
2.576% due 11/15/54  350,000 303,379
2.577% due 04/15/54  200,000 173,635
2.732% due 02/15/53  200,000 181,506
4.121% due 07/15/51 § 200,000 195,558
5.754% due 07/15/56  181,000 189,407
CD Mortgage Trust
3.456% due 11/13/50  175,000 168,407
COMM Mortgage Trust
4.228% due 05/10/51  400,000 388,938
CSAIL Commercial Mortgage Trust
3.458% due 11/15/50 § 600,000 572,573
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates
1.350% due 05/25/30  575,000 497,603
1.406% due 08/25/30  250,000 215,097
1.477% due 04/25/30  107,143 93,688
1.517% due 03/25/30  222,222 195,264
1.547% due 10/25/30  200,000 172,249
1.558% due 04/25/30  140,000 122,739
1.621% due 12/25/30  186,667 161,063
1.872% due 01/25/30  166,667 149,201
2.020% due 03/25/31  250,000 219,719
2.361% due 10/25/36  250,000 198,385
2.524% due 10/25/29  200,000 185,511
2.673% due 09/25/29  200,000 186,952
a
Principal
Amount Value
2.862% due 05/25/26  $ 480,025 $ 472,543
3.303% due 11/25/27 § 609,000 595,293
3.422% due 02/25/29  196,721 190,839
3.800% due 10/25/32 § 350,000 334,163
3.926% due 06/25/28  100,000 98,976
3.990% due 08/25/33 § 42,000 40,280
4.050% due 07/25/33  318,182 307,480
4.200% due 05/25/33  484,691 473,632
4.430% due 02/25/33 § 70,370 69,904
5.355% due 01/25/29 § 350,000 361,760
Federal National Mortgage
Association-ACES
1.270% due 07/25/30  200,000 171,366
1.462% due 02/25/31 § 245,000 207,832
1.668% due 10/25/31 § 250,000 210,133
1.690% due 11/25/32 § 500,000 414,057
1.821% due 02/25/30  45,410 40,598
2.906% due 01/25/28 § 440,303 426,221
2.980% due 08/25/29  427,120 404,944
2.989% due 12/25/27 § 121,257 117,689
3.061% due 05/25/27 § 144,026 140,749
3.627% due 08/25/30 § 300,000 289,993
4.182% due 07/25/28 § 334,322 332,542
GS Mortgage Securities Trust
3.734% due 11/10/48  400,000 395,870
JPMDB Commercial Mortgage Securities
Trust
2.180% due 05/13/53  300,000 246,919
Morgan Stanley Bank of America Merrill
Lynch Trust
3.720% due 12/15/49  570,000 558,448
Morgan Stanley Capital I Trust
2.728% due 05/15/54  250,000 220,267
3.596% due 12/15/49  400,000 388,507
Wells Fargo Commercial Mortgage Trust
2.626% due 04/15/54  250,000 216,702
2.652% due 08/15/49  350,000 338,264
3.453% due 07/15/50  500,000 484,595
4.184% due 06/15/51  200,000 196,296
16,220,166
Federal Home Loan Mortgage Corp. - 6.4%
1.500% due 02/01/37 - 05/01/51 3,824,049 3,087,783
2.000% due 09/01/35 - 02/01/52 13,902,847 11,568,908
2.500% due 08/01/28 - 04/01/52 16,990,600 14,388,675
3.000% due 09/01/26 - 08/01/52 8,686,902 7,773,071
3.500% due 03/01/26 - 05/01/50 5,761,638 5,333,371
4.000% due 04/01/25 - 01/01/53 4,095,226 3,868,354
4.500% due 08/01/25 - 05/01/53 4,365,786 4,222,710
5.000% due 12/01/31 - 12/01/53 6,214,872 6,123,190
5.500% due 04/01/34 - 11/01/54 3,855,942 3,861,671
6.000% due 04/01/36 - 06/01/54 3,214,889 3,282,493
6.500% due 08/01/37 - 12/01/53 1,751,611 1,824,024
65,334,250
Federal National Mortgage Association - 12.1%
1.500% due 12/01/35 - 11/01/51 9,083,968 7,462,712
2.000% due 11/01/35 - 03/01/52 47,374,326 38,682,610
2.500% due 10/01/27 - 04/01/52 23,000,699 19,620,042
3.000% due 02/01/27 - 04/01/52 15,460,379 13,775,332
3.500% due 10/01/25 - 02/01/53 11,861,541 10,944,692
4.000% due 06/01/25 - 08/01/52 8,165,840 7,734,173
4.500% due 06/01/25 - 03/01/53 4,767,599 4,620,494
5.000% due 04/01/34 - 06/01/53 3,235,422 3,199,519

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.500% due 11/01/33 - 02/01/55 $ 7,968,159 $ 7,987,150
6.000% due 09/01/34 - 08/01/54 6,444,022 6,562,778
6.500% due 09/01/36 - 06/01/54 4,043,440 4,181,939
7.246% (RFUCC + 1.695%)
due 06/01/38 § 688 697
7.440% (RFUCC + 1.690%)
due 08/01/39 § 1,789 1,840
124,773,978
Government National Mortgage Association - 5.9%
due 04/20/55 # 575,000 583,652
due 04/20/55 # 1,100,000 1,102,433
due 04/20/55 # 600,000 590,219
due 04/20/55 # 575,000 588,687
2.000% due 10/20/50 - 03/20/52 11,497,124 9,413,724
2.500% due 01/20/43 - 04/20/52 12,160,844 10,402,761
3.000% due 08/20/42 - 08/20/52 9,060,955 8,095,110
3.500% due 10/15/41 - 10/20/52 8,466,180 7,829,945
4.000% due 06/15/39 - 11/20/52 5,602,533 5,297,720
4.500% due 02/15/39 - 03/20/53 4,453,163 4,309,431
5.000% due 05/15/36 - 07/20/54 4,352,351 4,299,812
5.500% due 04/15/37 - 12/20/54 4,039,504 4,062,555
6.000% due 01/15/38 - 09/20/54 2,230,721 2,269,748
6.500% due 10/15/38 - 06/20/54 1,523,533 1,562,951
60,408,748
Uniform Mortgage-Backed Securities - 0.4%
due 04/01/55 # 475,000 489,856
due 04/01/55 # 2,050,000 2,082,386
due 04/01/55 # 1,650,000 1,648,065
4,220,307
Total Mortgage-Backed Securities
    (Cost $300,449,679) 270,957,449
ASSET-BACKED SECURITIES - 0.4%
Automobile Other - 0.1%
Santander Drive Auto Receivables Trust
3.760% due 07/16/29  300,000 297,290
World Omni Auto Receivables Trust
0.840% due 09/15/27  272,000 267,876
565,166
Automobile Sequential - 0.1%
CarMax Auto Owner Trust
4.600% due 10/15/29  97,000 97,457
4.840% due 01/15/30  75,000 75,843
GM Financial Consumer Automobile
Receivables Trust
4.620% due 12/17/29  133,000 133,902
Honda Auto Receivables Owner Trust
4.330% due 05/15/29  117,000 116,968
Hyundai Auto Receivables Trust
4.990% due 02/15/29  300,000 302,882
Mercedes-Benz Auto Lease Trust
5.320% due 01/18/28  71,000 71,881
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  75,000 75,732
Nissan Auto Lease Trust
4.750% due 03/15/28  90,000 90,776
965,441
a
Principal
Amount Value
Credit Card Bullet - 0.1%
American Express Credit Account Master
Trust
4.560% due 12/17/29  $ 300,000 $ 302,546
BA Credit Card Trust
4.930% due 05/15/29  350,000 354,814
Citibank Credit Card Issuance Trust
6.150% due 06/15/39  250,000 276,189
Discover Card Execution Note Trust
1.030% due 09/15/28  272,000 259,555
WF Card Issuance Trust
4.290% due 10/15/29  99,000 99,058
1,292,162
Credit Card Other - 0.0%
Capital One Multi-Asset Execution Trust
4.420% due 05/15/28  237,000 237,176
Other Asset-Backed Securities - 0.1%
CNH Equipment Trust
4.770% due 06/15/29  300,000 301,635
John Deere Owner Trust
4.960% due 11/15/28  37,000 37,391
Verizon Master Trust
5.160% due 06/20/29  125,000 126,137
5.340% due 04/22/30  300,000 306,348
771,511
Total Asset-Backed Securities
    (Cost $3,850,881) 3,831,456
U.S. GOVERNMENT AGENCY ISSUES - 0.7%
Federal Farm Credit Banks Funding Corp.
4.500% due 08/14/26  300,000 302,035
Federal Home Loan Banks
1.250% due 12/21/26  300,000 286,337
3.250% due 11/16/28  1,000,000 978,204
3.625% due 09/04/26  250,000 248,826
4.750% due 04/09/27  1,470,000 1,494,030
5.500% due 07/15/36  100,000 108,817
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32  475,000 536,574
Federal National Mortgage Association
0.750% due 10/08/27  300,000 277,552
0.875% due 08/05/30  500,000 424,433
5.625% due 07/15/37  100,000 110,324
6.625% due 11/15/30  500,000 563,871
7.125% due 01/15/30  525,000 595,045
Tennessee Valley Authority
3.500% due 12/15/42  100,000 83,072
3.875% due 03/15/28  318,000 317,575
4.250% due 09/15/65  200,000 164,128
5.250% due 09/15/39  25,000 26,203
5.375% due 04/01/56  50,000 51,134
7.125% due 05/01/30  50,000 57,025
Total U.S. Government Agency Issues
    (Cost $6,905,081) 6,625,185

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 43.6%
U.S. Treasury Bonds - 9.1%
1.125% due 05/15/40  $ 1,750,000 $ 1,108,140
1.125% due 08/15/40  1,700,000 1,066,020
1.250% due 05/15/50  1,850,000 919,146
1.375% due 11/15/40  3,000,000 1,950,937
1.375% due 08/15/50  3,600,000 1,835,578
1.625% due 11/15/50  3,100,000 1,688,289
1.750% due 08/15/41  2,750,000 1,864,844
1.875% due 02/15/41  4,100,000 2,878,168
1.875% due 02/15/51  3,100,000 1,798,303
1.875% due 11/15/51  5,400,000 3,107,637
2.000% due 02/15/50  2,250,000 1,362,129
2.000% due 08/15/51  4,200,000 2,502,609
2.250% due 05/15/41  4,200,000 3,114,563
2.250% due 08/15/46  2,150,000 1,446,631
2.250% due 08/15/49  1,350,000 871,172
2.250% due 02/15/52  2,700,000 1,703,953
2.375% due 02/15/42  3,250,000 2,413,315
2.375% due 11/15/49  1,950,000 1,290,542
2.375% due 05/15/51  3,500,000 2,289,766
2.500% due 02/15/46  1,600,000 1,138,312
2.500% due 05/15/46  1,000,000 708,945
2.750% due 08/15/42  450,000 351,492
2.750% due 11/15/42  1,850,000 1,439,604
2.750% due 11/15/47  2,500,000 1,824,414
2.875% due 08/15/45  1,000,000 766,191
2.875% due 05/15/49  1,275,000 940,113
2.875% due 05/15/52  2,750,000 1,997,510
3.000% due 05/15/42  1,075,000 875,915
3.000% due 05/15/45  1,500,000 1,177,002
3.000% due 02/15/47  500,000 385,273
3.000% due 05/15/47  700,000 538,016
3.000% due 02/15/48  2,000,000 1,525,078
3.000% due 08/15/48  1,500,000 1,139,473
3.000% due 02/15/49  2,000,000 1,512,930
3.000% due 08/15/52  3,000,000 2,234,707
3.125% due 11/15/41  975,000 815,344
3.125% due 02/15/43  1,000,000 821,113
3.125% due 08/15/44  600,000 484,125
3.125% due 05/15/48  2,700,000 2,102,467
3.250% due 05/15/42  2,000,000 1,690,742
3.375% due 08/15/42  1,250,000 1,072,070
3.625% due 08/15/43  1,525,000 1,341,047
3.625% due 02/15/44  500,000 437,656
3.625% due 02/15/53  3,350,000 2,822,440
3.625% due 05/15/53  3,500,000 2,949,229
3.750% due 08/15/41  1,300,000 1,185,438
3.750% due 11/15/43  1,000,000 893,125
3.875% due 02/15/43  750,000 686,704
3.875% due 05/15/43  2,500,000 2,282,764
4.000% due 11/15/52  2,200,000 1,984,641
4.125% due 08/15/53  1,000,000 921,777
4.250% due 11/15/40  750,000 731,572
4.250% due 02/15/54  4,000,000 3,770,000
4.375% due 05/15/40  1,025,000 1,017,793
4.375% due 05/15/41  775,000 764,344
4.375% due 08/15/43  1,000,000 974,844
4.500% due 02/15/36  1,750,000 1,803,115
4.500% due 05/15/38  500,000 509,941
4.500% due 08/15/39  700,000 707,273
4.500% due 02/15/44  1,750,000 1,729,629
4.625% due 05/15/54  750,000 752,651
a
Principal
Amount Value
4.625% due 02/15/55  $ 250,000 $ 251,719
4.750% due 02/15/41  1,350,000 1,392,188
4.750% due 11/15/43  750,000 766,436
4.750% due 11/15/53  750,000 766,816
5.375% due 02/15/31  1,100,000 1,177,730
93,373,450
U.S. Treasury Notes - 34.5%
0.500% due 06/30/27  1,000,000 927,832
0.500% due 08/31/27  2,500,000 2,306,396
0.500% due 10/31/27  2,000,000 1,835,039
0.625% due 07/31/26  3,250,000 3,109,971
0.625% due 12/31/27  3,000,000 2,746,934
0.625% due 05/15/30  2,350,000 1,988,596
0.625% due 08/15/30  3,400,000 2,852,547
0.750% due 04/30/26  1,500,000 1,448,274
0.750% due 05/31/26  3,000,000 2,889,258
0.750% due 08/31/26  3,000,000 2,868,691
0.750% due 01/31/28  2,500,000 2,291,846
0.875% due 06/30/26  4,500,000 4,330,547
0.875% due 09/30/26  2,950,000 2,819,267
0.875% due 11/15/30  4,250,000 3,587,515
1.000% due 07/31/28  2,000,000 1,820,508
1.125% due 10/31/26  5,000,000 4,785,645
1.125% due 02/28/27  750,000 711,870
1.125% due 02/29/28  2,750,000 2,543,428
1.125% due 08/31/28  2,750,000 2,508,193
1.125% due 02/15/31  3,500,000 2,979,854
1.250% due 11/30/26  5,000,000 4,786,133
1.250% due 12/31/26  3,500,000 3,343,115
1.250% due 03/31/28  4,000,000 3,704,922
1.250% due 04/30/28  2,500,000 2,310,254
1.250% due 05/31/28  3,000,000 2,766,094
1.250% due 06/30/28  1,500,000 1,380,029
1.250% due 09/30/28  3,000,000 2,741,426
1.250% due 08/15/31  5,500,000 4,640,840
1.375% due 10/31/28  4,000,000 3,664,531
1.375% due 12/31/28  2,400,000 2,189,953
1.375% due 11/15/31  5,500,000 4,645,781
1.500% due 08/15/26  3,200,000 3,095,187
1.500% due 01/31/27  3,500,000 3,351,523
1.500% due 11/30/28  2,500,000 2,296,191
1.625% due 05/15/26  1,300,000 1,266,103
1.625% due 10/31/26  3,000,000 2,894,473
1.625% due 08/15/29  2,000,000 1,818,516
1.625% due 05/15/31  6,000,000 5,222,930
1.750% due 12/31/26  2,500,000 2,408,936
1.750% due 01/31/29  1,500,000 1,385,508
1.875% due 07/31/26  1,000,000 972,988
1.875% due 02/28/27  3,000,000 2,888,320
1.875% due 02/28/29  2,000,000 1,853,203
1.875% due 02/15/32  3,500,000 3,039,805
2.000% due 11/15/26  1,000,000 969,824
2.125% due 05/31/26  3,000,000 2,935,840
2.250% due 08/15/27  4,200,000 4,045,535
2.250% due 11/15/27  2,300,000 2,206,697
2.375% due 05/15/27  2,750,000 2,664,976
2.375% due 03/31/29  2,675,000 2,523,121
2.375% due 05/15/29  1,000,000 941,621
2.500% due 03/31/27  2,500,000 2,433,838
2.625% due 05/31/27  2,500,000 2,434,277
2.625% due 02/15/29  2,750,000 2,623,564
2.625% due 07/31/29  2,000,000 1,896,797
2.750% due 04/30/27  2,000,000 1,954,570

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
2.750% due 07/31/27  $ 1,500,000 $ 1,462,148
2.750% due 02/15/28  3,500,000 3,393,291
2.750% due 05/31/29  2,000,000 1,910,469
2.750% due 08/15/32  3,000,000 2,743,594
2.875% due 05/15/28  2,500,000 2,425,439
2.875% due 08/15/28  1,750,000 1,693,774
2.875% due 04/30/29  2,000,000 1,921,719
2.875% due 05/15/32  3,500,000 3,238,594
3.125% due 08/31/27  2,500,000 2,456,006
3.125% due 11/15/28  3,000,000 2,921,133
3.125% due 08/31/29  1,500,000 1,451,250
3.250% due 06/30/27  3,000,000 2,960,039
3.250% due 06/30/29  1,750,000 1,703,721
3.375% due 05/15/33  4,250,000 4,026,128
3.500% due 09/30/26  5,000,000 4,967,480
3.500% due 01/31/28  2,100,000 2,078,303
3.500% due 04/30/28  2,500,000 2,471,484
3.500% due 09/30/29  2,500,000 2,455,078
3.500% due 01/31/30  1,500,000 1,470,527
3.500% due 04/30/30  1,750,000 1,712,642
3.500% due 02/15/33  4,750,000 4,550,537
3.625% due 03/31/28  3,250,000 3,226,768
3.625% due 05/31/28  3,500,000 3,471,904
3.625% due 08/31/29  3,500,000 3,456,729
3.625% due 03/31/30  2,000,000 1,969,570
3.750% due 08/31/26  2,500,000 2,492,676
3.750% due 12/31/28  2,750,000 2,734,263
3.875% due 11/30/27  2,500,000 2,499,268
3.875% due 12/31/27  1,500,000 1,499,795
3.875% due 09/30/29  1,500,000 1,495,986
3.875% due 08/15/33  2,000,000 1,960,625
3.875% due 08/15/34  1,000,000 974,922
4.000% due 06/30/28  2,750,000 2,759,614
4.000% due 01/31/29  3,000,000 3,008,730
4.000% due 07/31/29  3,000,000 3,008,379
4.000% due 10/31/29  1,500,000 1,503,516
4.000% due 02/28/30  2,000,000 2,004,844
4.000% due 07/31/30  1,750,000 1,751,675
4.000% due 01/31/31  1,500,000 1,498,418
4.000% due 02/15/34  5,750,000 5,672,959
4.125% due 06/15/26  2,500,000 2,504,004
4.125% due 02/28/27  3,000,000 3,011,602
4.125% due 09/30/27  1,000,000 1,005,937
4.125% due 10/31/27  3,000,000 3,017,402
4.125% due 11/15/27  1,500,000 1,508,789
4.125% due 07/31/28  2,000,000 2,014,375
4.125% due 10/31/29  1,500,000 1,511,279
4.125% due 11/30/29  3,000,000 3,023,730
4.125% due 08/31/30  1,750,000 1,761,484
4.125% due 07/31/31  2,000,000 2,008,359
4.125% due 11/30/31  1,750,000 1,755,811
4.125% due 02/29/32  500,000 501,406
4.125% due 11/15/32  3,450,000 3,455,795
4.250% due 11/30/26  1,500,000 1,507,412
4.250% due 12/31/26  2,500,000 2,513,135
4.250% due 03/15/27  3,000,000 3,019,277
4.250% due 01/15/28  1,000,000 1,009,492
4.250% due 02/15/28  3,000,000 3,029,883
4.250% due 02/28/29  5,000,000 5,059,473
4.250% due 06/30/29  2,000,000 2,024,727
4.250% due 01/31/30  3,000,000 3,038,906
4.250% due 02/28/31  2,000,000 2,023,594
4.250% due 06/30/31  2,000,000 2,022,500
a
Principal
Amount Value
4.250% due 11/15/34  $ 1,000,000 $ 1,003,125
4.375% due 07/31/26  3,000,000 3,015,410
4.375% due 08/15/26  3,500,000 3,518,525
4.375% due 07/15/27  2,500,000 2,526,221
4.375% due 08/31/28  2,500,000 2,537,061
4.375% due 11/30/28  2,500,000 2,539,307
4.375% due 12/31/29  2,500,000 2,545,801
4.375% due 11/30/30  1,750,000 1,782,197
4.375% due 01/31/32  2,000,000 2,035,625
4.375% due 05/15/34  4,500,000 4,561,787
4.500% due 07/15/26  2,000,000 2,012,773
4.500% due 05/31/29  2,000,000 2,043,711
4.500% due 12/31/31  1,000,000 1,025,273
4.500% due 11/15/33  2,500,000 2,560,303
4.625% due 06/30/26  3,000,000 3,022,676
4.625% due 09/30/28  2,500,000 2,558,496
4.625% due 04/30/29  3,000,000 3,078,691
4.625% due 04/30/31  1,500,000 1,547,285
4.625% due 05/31/31  3,000,000 3,094,453
4.625% due 02/15/35  1,500,000 1,549,805
4.875% due 10/31/28  2,000,000 2,064,023
4.875% due 10/31/30  2,000,000 2,086,641
353,691,190
Total U.S. Treasury Obligations
    (Cost $483,336,700) 447,064,640
FOREIGN GOVERNMENT BONDS & NOTES - 1.7%
Canada Government (Canada)
3.750% due 04/26/28  300,000 298,552
4.000% due 03/18/30  145,000 144,848
Chile Government (Chile)
2.550% due 07/27/33  250,000 207,550
3.500% due 01/31/34  200,000 176,660
3.860% due 06/21/47  300,000 229,653
4.950% due 01/05/36  200,000 194,350
Export Development Canada (Canada)
3.000% due 05/25/27  200,000 195,797
3.750% due 09/07/27  100,000 99,476
3.875% due 02/14/28  100,000 99,749
4.375% due 06/29/26  200,000 200,644
Export-Import Bank of Korea (South Korea)
1.625% due 01/18/27  400,000 382,099
5.000% due 01/11/28  150,000 152,831
5.125% due 01/11/33  200,000 205,056
Indonesia Government (Indonesia)
2.850% due 02/14/30  200,000 182,986
3.550% due 03/31/32  200,000 182,330
4.200% due 10/15/50  300,000 240,521
4.550% due 01/11/28  200,000 199,720
5.600% due 01/15/35  200,000 204,524
Israel Government (Israel)
2.750% due 07/03/30  200,000 176,749
5.375% due 03/12/29  200,000 201,779
5.500% due 03/12/34  200,000 199,200
5.625% due 02/19/35  200,000 198,926
Japan Bank for International Cooperation
(Japan)
1.250% due 01/21/31  200,000 168,941
1.875% due 07/21/26  200,000 194,189
1.875% due 04/15/31  200,000 174,254
3.250% due 07/20/28  200,000 194,489

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Japan International Cooperation Agency
(Japan)
3.375% due 06/12/28  $ 200,000 $ 195,008
Korea Development Bank (South Korea)
2.000% due 09/12/26  200,000 193,644
4.500% due 02/15/29  250,000 251,282
4.875% due 02/03/30  200,000 203,764
Korea International (South Korea)
1.750% due 10/15/31  200,000 171,860
2.750% due 01/19/27  200,000 195,245
Mexico Government (Mexico)
2.659% due 05/24/31  200,000 168,761
3.500% due 02/12/34  200,000 164,442
4.150% due 03/28/27  200,000 197,851
4.280% due 08/14/41  200,000 152,042
4.500% due 01/31/50  200,000 144,105
4.600% due 01/23/46  250,000 187,062
4.600% due 02/10/48  200,000 147,050
4.750% due 04/27/32  350,000 326,448
4.750% due 03/08/44  264,000 205,260
6.400% due 05/07/54  500,000 457,480
6.750% due 09/27/34  225,000 235,721
Panama Government (Panama)
3.870% due 07/23/60  200,000 107,800
4.500% due 05/15/47  350,000 231,263
6.400% due 02/14/35  265,000 249,285
6.700% due 01/26/36  100,000 95,985
8.000% due 03/01/38  200,000 206,500
8.875% due 09/30/27  100,000 108,025
Peruvian Government (Peru)
2.780% due 12/01/60  200,000 109,170
2.783% due 01/23/31  300,000 263,745
3.300% due 03/11/41  250,000 183,750
5.375% due 02/08/35  70,000 68,807
8.750% due 11/21/33  200,000 243,220
Philippine Government (Philippines)
1.648% due 06/10/31  200,000 166,713
2.950% due 05/05/45  200,000 136,184
3.000% due 02/01/28  200,000 192,011
4.750% due 03/05/35  100,000 97,168
5.900% due 02/04/50  200,000 206,023
6.375% due 10/23/34  250,000 273,366
7.750% due 01/14/31  200,000 230,508
Province of Alberta Canada (Canada)
1.300% due 07/22/30  250,000 215,114
4.500% due 01/24/34  150,000 149,032
Province of British Columbia (Canada)
1.300% due 01/29/31  500,000 423,034
4.200% due 07/06/33  100,000 97,555
4.900% due 04/24/29  200,000 205,312
Province of Manitoba Canada (Canada)
1.500% due 10/25/28  155,000 141,761
Province of New Brunswick Canada
(Canada)
3.625% due 02/24/28  50,000 49,202
Province of Ontario (Canada)
1.050% due 04/14/26  200,000 193,713
1.050% due 05/21/27  200,000 187,575
2.000% due 10/02/29  100,000 91,053
2.125% due 01/21/32  150,000 130,100
2.300% due 06/15/26  250,000 244,560
Province of Quebec (Canada)
1.350% due 05/28/30  50,000 43,360
a
Principal
Amount Value
1.900% due 04/21/31  $ 200,000 $ 174,464
3.625% due 04/13/28  200,000 197,312
4.250% due 09/05/34  100,000 97,060
4.500% due 04/03/29  200,000 202,403
7.500% due 09/15/29  75,000 84,927
Republic of Italy Government (Italy)
2.875% due 10/17/29  200,000 185,611
3.875% due 05/06/51  200,000 140,605
4.000% due 10/17/49  200,000 147,436
Republic of Poland Government (Poland)
4.875% due 02/12/30  100,000 101,019
5.125% due 09/18/34  250,000 248,053
5.500% due 11/16/27  250,000 256,852
5.500% due 03/18/54  145,000 136,235
State of Israel (Israel)
3.375% due 01/15/50  500,000 325,458
Svensk Exportkredit AB (Sweden)
3.750% due 09/13/27  200,000 198,713
4.250% due 02/01/29  200,000 201,139
Uruguay Government (Uruguay)
4.125% due 11/20/45  143,467 122,090
4.375% due 10/27/27  200,000 200,152
5.100% due 06/18/50  200,000 185,750
5.750% due 10/28/34  200,000 208,500
Total Foreign Government Bonds & Notes
    (Cost $19,323,614) 17,457,571
MUNICIPAL BONDS - 0.5%
American Municipal Power, Inc.
6.449% due 02/15/44  25,000 26,659
Bay Area Toll Authority
6.263% due 04/01/49  25,000 26,737
7.043% due 04/01/50  50,000 58,352
California State University
2.975% due 11/01/51  50,000 33,741
5.183% due 11/01/53  200,000 191,169
Central Puget Sound Regional Transit
Authority
5.491% due 11/01/39  25,000 25,455
Chicago O'Hare International Airport
4.472% due 01/01/49  50,000 44,230
Chicago Transit Authority Sales & Transfer
Tax Receipts Revenue
6.899% due 12/01/40  89,163 98,757
City of Atlanta Water & Wastewater
Revenue
2.257% due 11/01/35  100,000 82,919
City of Houston
3.961% due 03/01/47  50,000 42,688
City of New York
5.517% due 10/01/37  40,000 40,746
Commonwealth of Massachusetts
4.910% due 05/01/29  100,000 100,138
5.456% due 12/01/39  25,000 25,463
County of Clark Department of Aviation
6.820% due 07/01/45  125,000 141,322
Dallas Area Rapid Transit
2.613% due 12/01/48  200,000 134,957
Dallas Fort Worth International Airport
4.507% due 11/01/51  100,000 87,193

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Dallas Independent School District Class C
6.450% due 02/15/35  $ 50,000 $ 50,366
Empire State Development Corp.
5.770% due 03/15/39  15,000 15,329
Golden State Tobacco Securitization Corp.
4.214% due 06/01/50  150,000 113,366
Grand Parkway Transportation Corp.
3.236% due 10/01/52  250,000 172,545
JobsOhio Beverage System
2.833% due 01/01/38  10,000 8,154
Louisiana Local Government Environmental
Facilities & Community Development
Authority
5.198% due 12/01/39  300,000 302,414
Massachusetts School Building Authority
2.950% due 05/15/43  50,000 38,474
3.395% due 10/15/40  20,000 16,923
Metropolitan Transportation Authority
6.668% due 11/15/39  55,000 60,136
Municipal Electric Authority of Georgia
6.637% due 04/01/57  25,000 27,400
6.655% due 04/01/57  94,000 103,228
New Jersey Economic Development
Authority
7.425% due 02/15/29  125,000 131,953
New Jersey Turnpike Authority Class A
7.102% due 01/01/41  100,000 114,652
New York City Municipal Water Finance
Authority
5.952% due 06/15/42  50,000 52,530
6.011% due 06/15/42  10,000 10,566
Pennsylvania Turnpike Commission
5.511% due 12/01/45  75,000 73,965
Permanent University Fund - University of
Texas System
3.376% due 07/01/47  185,000 143,460
Port Authority of New York & New Jersey
3.175% due 07/15/60  250,000 165,543
4.031% due 09/01/48  50,000 41,693
4.229% due 10/15/57  30,000 25,023
4.458% due 10/01/62  100,000 85,091
5.647% due 11/01/40  150,000 158,043
Regents of the University of California
Medical Center Pooled Revenue
4.132% due 05/15/32  100,000 96,906
Rutgers The State University of New Jersey
3.915% due 05/01/19  15,000 10,121
Sales Tax Securitization Corp.
4.787% due 01/01/48  50,000 46,245
San Diego County Regional Transportation
Commission
5.911% due 04/01/48  50,000 51,634
State Board of Administration Finance
Corp.
2.154% due 07/01/30  100,000 88,600
State of California
1.700% due 02/01/28  200,000 187,115
3.500% due 04/01/28  100,000 98,201
5.125% due 03/01/38  200,000 200,520
7.300% due 10/01/39  100,000 116,262
7.500% due 04/01/34  50,000 57,895
7.600% due 11/01/40  270,000 329,298
7.625% due 03/01/40  40,000 48,166
a
Principal
Amount Value
State of Connecticut
5.090% due 10/01/30  $ 50,000 $ 50,337
State of Illinois
6.725% due 04/01/35  338,462 355,059
State of Texas
5.517% due 04/01/39  100,000 102,493
State of Wisconsin
3.154% due 05/01/27  250,000 245,104
Texas Department of Transportation State
Highway Fund
5.178% due 04/01/30  25,000 25,407
University of California
4.767% due 05/15/15  75,000 63,188
4.858% due 05/15/12  100,000 86,166
University of Michigan
3.599% due 04/01/47  80,000 66,219
4.454% due 04/01/22  100,000 80,865
Total Municipal Bonds
    (Cost $6,052,786) 5,477,181
TOTAL INVESTMENTS - 99.0%
(Cost $1,105,341,069) 1,014,792,495
OTHER ASSETS & LIABILITIES, NET - 1.0% 10,346,007
NET ASSETS - 100.0% $ 1,025,138,502

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 263,379,013 $ – $ 263,379,013 $ –
Mortgage-Backed Securities 270,957,449 – 270,957,449 –
Asset-Backed Securities 3,831,456 – 3,831,456 –
U.S. Government Agency Issues 6,625,185 – 6,625,185 –
U.S. Treasury Obligations 447,064,640 – 447,064,640 –
Foreign Government Bonds & Notes 17,457,571 – 17,457,571 –
Municipal Bonds 5,477,181 – 5,477,181 –
Total $ 1,014,792,495 $ – $ 1,014,792,495 $ –

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 0.0%
Energy - 0.0%
spacing
Patterson-UTI Energy, Inc. 306 $ 2,515
Financial - 0.0%
spacing
Stearns Holdings LLC Class B * ± Ω 3,570 –
Total Common Stocks
    (Cost $44,991) 2,515
Principal
Amount
CORPORATE BONDS & NOTES - 98.4%
Basic Materials - 5.3%
Ahlstrom Holding 3 OYJ (Finland)
4.875% due 02/04/28 ~ $ 300,000 283,625
Alcoa Nederland Holding BV
7.125% due 03/15/31 ~ 2,000 2,060
Algoma Steel, Inc. (Canada)
9.125% due 04/15/29 ~ 395,000 367,895
Alumina Pty. Ltd.
6.125% due 03/15/30 ~ 200,000 199,656
Arsenal AIC Parent LLC
8.000% due 10/01/30 ~ 96,000 98,003
11.500% due 10/01/31 ~ 184,000 200,317
ASP Unifrax Holdings, Inc.
7.100% Cash or 1.250% PIK due
09/30/29 ~ 97,777 48,400
ATI, Inc.
5.125% due 10/01/31  154,000 144,846
5.875% due 12/01/27  200,000 198,777
Avient Corp.
6.250% due 11/01/31 ~ 224,000 222,082
Axalta Coating Systems LLC
3.375% due 02/15/29 ~ 300,000 274,602
Baffinland Iron Mines Corp./Baffinland Iron
Mines LP (Canada)
8.750% due 07/15/26 ~ 145,000 136,454
Capstone Copper Corp. (Canada)
6.750% due 03/31/33 ~ 228,000 227,303
Carpenter Technology Corp.
6.375% due 07/15/28  125,000 124,726
Celanese U.S. Holdings LLC
6.415% due 07/15/27  486,000 494,357
6.500% due 04/15/30  251,000 249,395
6.580% due 07/15/29  265,000 273,770
6.600% due 11/15/28  188,000 194,077
6.629% due 07/15/32  250,000 256,908
6.750% due 04/15/33  347,000 337,181
6.800% due 11/15/30  195,000 202,250
6.950% due 11/15/33  250,000 261,490
Cerdia Finanz GmbH (Germany)
9.375% due 10/03/31 ~ 107,000 109,740
Chemours Co.
4.625% due 11/15/29 ~ 70,000 59,843
5.750% due 11/15/28 ~ 620,000 572,685
8.000% due 01/15/33 ~ 210,000 196,612
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 ~ 120,000 111,636
4.875% due 03/01/31 ~ 150,000 130,708
6.250% due 10/01/40  100,000 81,683
6.875% due 11/01/29 ~ 278,000 272,320
a
Principal
Amount Value
7.000% due 03/15/32 ~ $ 18,000 $ 17,295
7.375% due 05/01/33 ~ 283,000 271,847
7.500% due 09/15/31 ~ 527,000 515,008
Coeur Mining, Inc.
5.125% due 02/15/29 ~ 140,000 133,407
Commercial Metals Co.
3.875% due 02/15/31  175,000 156,968
4.125% due 01/15/30  95,000 89,003
Compass Minerals International, Inc.
6.750% due 12/01/27 ~ 135,000 129,748
Consolidated Energy Finance SA
(Switzerland)
5.625% due 10/15/28 ~ 250,000 215,274
6.500% due 05/15/26 ~ 395,000 382,825
12.000% due 02/15/31 ~ 50,000 49,943
Constellium SE
6.375% due 08/15/32 ~ 175,000 171,057
CVR Partners LP/CVR Nitrogen Finance
Corp.
6.125% due 06/15/28 ~ 25,000 24,196
Domtar Corp.
6.750% due 10/01/28 ~ 350,000 317,763
FMG Resources August 2006 Pty. Ltd.
(Australia)
4.375% due 04/01/31 ~ 284,000 256,762
4.500% due 09/15/27 ~ 300,000 291,193
5.875% due 04/15/30 ~ 100,000 98,838
6.125% due 04/15/32 ~ 234,000 231,003
GPD Cos., Inc.
10.125% due 04/01/26 ~ 300,000 275,771
HB Fuller Co.
4.250% due 10/15/28  100,000 94,925
Herens Holdco SARL (Luxembourg)
4.750% due 05/15/28 ~ 200,000 180,169
Hudbay Minerals, Inc. (Canada)
6.125% due 04/01/29 ~ 350,000 348,517
Illuminate Buyer LLC/Illuminate Holdings
IV, Inc.
9.000% due 07/01/28 ~ 175,000 174,140
Infrabuild Australia Pty. Ltd. (Australia)
14.500% due 11/15/28 ~ 136,000 139,570
Innophos Holdings, Inc.
9.375% due 02/15/28 ~ 125,000 126,341
11.500% due 06/15/29 ~ 125,000 127,950
JW Aluminum Continuous Cast Co.
10.250% due 04/01/30 ~ 149,000 148,557
Kaiser Aluminum Corp.
4.500% due 06/01/31 ~ 56,000 49,615
4.625% due 03/01/28 ~ 114,000 108,398
Magnera Corp.
4.750% due 11/15/29 ~ 97,000 86,117
7.250% due 11/15/31 ~ 131,000 127,568
Mativ Holdings, Inc.
8.000% due 10/01/29 ~ 38,000 32,799
Mercer International, Inc. (Germany)
5.125% due 02/01/29  300,000 257,502
12.875% due 10/01/28 ~ 1,000 1,059
Methanex Corp. (Canada)
5.125% due 10/15/27  125,000 122,662
5.650% due 12/01/44  50,000 41,226
Methanex U.S. Operations, Inc.
6.250% due 03/15/32 ~ 76,000 74,098

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Mineral Resources Ltd. (Australia)
8.000% due 11/01/27 ~ $ 175,000 $ 173,087
8.125% due 05/01/27 ~ 61,000 60,485
8.500% due 05/01/30 ~ 210,000 203,393
9.250% due 10/01/28 ~ 399,000 399,456
Minerals Technologies, Inc.
5.000% due 07/01/28 ~ 36,000 34,709
New Gold, Inc. (Canada)
6.875% due 04/01/32 ~ 50,000 50,534
Novelis Corp.
3.250% due 11/15/26 ~ 109,000 105,473
Novelis, Inc.
6.875% due 01/30/30 ~ 506,000 513,569
Olin Corp.
5.000% due 02/01/30  52,000 49,023
6.625% due 04/01/33 ~ 45,000 43,779
Olympus Water U.S. Holding Corp.
4.250% due 10/01/28 ~ 400,000 370,012
7.250% due 06/15/31 ~ 260,000 255,475
9.750% due 11/15/28 ~ 50,000 51,973
Perenti Finance Pty. Ltd. (Australia)
7.500% due 04/26/29 ~ 405,000 418,011
Rain Carbon, Inc.
12.250% due 09/01/29 ~ 45,000 47,860
SCIH Salt Holdings, Inc.
4.875% due 05/01/28 ~ 221,000 210,405
6.625% due 05/01/29 ~ 105,000 100,992
SK Invictus Intermediate II SARL
5.000% due 10/30/29 ~ 165,000 154,919
SNF Group SACA (France)
3.375% due 03/15/30 ~ 205,000 181,214
Taseko Mines Ltd. (Canada)
8.250% due 05/01/30 ~ 81,000 82,800
TMS International Corp.
6.250% due 04/15/29 ~ 155,000 144,477
Tronox, Inc.
4.625% due 03/15/29 ~ 250,000 214,030
Vibrantz Technologies, Inc.
9.000% due 02/15/30 ~ 302,000 246,468
WR Grace Holdings LLC
5.625% due 08/15/29 ~ 390,000 336,192
16,650,851
Communications - 15.1%
Acuris Finance U.S., Inc./Acuris Finance
SARL
5.000% due 05/01/28 ~ 200,000 183,879
9.000% due 08/01/29 ~ 150,000 145,771
Advantage Sales & Marketing, Inc.
6.500% due 11/15/28 ~ 23,000 20,167
Altice Financing SA (Luxembourg)
5.750% due 08/15/29 ~ 800,000 586,323
Altice France Holding SA (Luxembourg)
10.500% due 05/15/27 ~ 205,000 60,195
Altice France SA (France)
5.125% due 01/15/29 ~ 350,000 275,180
5.125% due 07/15/29 ~ 500,000 392,377
5.500% due 10/15/29 ~ 640,000 508,032
8.125% due 02/01/27 ~ 350,000 313,244
AMC Networks, Inc.
4.250% due 02/15/29  148,000 111,244
10.250% due 01/15/29 ~ 442,000 458,489
ANGI Group LLC
3.875% due 08/15/28 ~ 100,000 90,855
a
Principal
Amount Value
Arches Buyer, Inc.
4.250% due 06/01/28 ~ $ 400,000 $ 364,662
Bell Telephone Co. of Canada or Bell
Canada (Canada)
6.875% due 09/15/55  196,000 196,878
7.000% due 09/15/55  246,000 246,415
Belo Corp.
7.750% due 06/01/27  110,000 114,433
Block Communications, Inc.
4.875% due 03/01/28 ~ 300,000 283,973
British Telecommunications PLC (United
Kingdom)
4.250% due 11/23/81 ~ 250,000 243,042
Cable One, Inc.
4.000% due 11/15/30 ~ 255,000 202,568
Cablevision Lightpath LLC
3.875% due 09/15/27 ~ 200,000 190,121
CCO Holdings LLC/CCO Holdings Capital
Corp.
4.250% due 02/01/31 ~ 485,000 430,192
4.250% due 01/15/34 ~ 600,000 493,947
4.500% due 08/15/30 ~ 300,000 273,353
4.500% due 05/01/32  1,079,000 937,433
4.750% due 03/01/30 ~ 350,000 324,934
4.750% due 02/01/32 ~ 625,000 555,681
5.000% due 02/01/28 ~ 525,000 509,949
5.125% due 05/01/27 ~ 400,000 394,287
5.375% due 06/01/29 ~ 284,000 275,042
6.375% due 09/01/29 ~ 381,000 380,161
7.375% due 03/01/31 ~ 200,000 203,320
Ciena Corp.
4.000% due 01/31/30 ~ 80,000 73,136
Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/27 ~ 600,000 580,466
7.500% due 06/01/29 ~ 225,000 186,097
7.875% due 04/01/30 ~ 230,000 225,721
9.000% due 09/15/28 ~ 240,000 246,732
CMG Media Corp.
8.875% due 06/18/29 ~ 250,000 216,250
Cogent Communications Group LLC
7.000% due 06/15/27 ~ 380,000 383,174
Cogent Communications Group, Inc./Cogent
Communications Finance, Inc.
7.000% due 06/15/27 ~ 50,000 50,383
CommScope LLC
4.750% due 09/01/29 ~ 301,000 267,980
7.125% due 07/01/28 ~ 119,000 105,417
8.250% due 03/01/27 ~ 250,000 237,048
9.500% due 12/15/31 ~ 216,000 222,679
Connect Finco SARL/Connect U.S. Finco
LLC (United Kingdom)
9.000% due 09/15/29 ~ 110,000 100,428
Consolidated Communications, Inc.
5.000% due 10/01/28 ~ 150,000 140,799
6.500% due 10/01/28 ~ 266,000 257,145
CSC Holdings LLC
3.375% due 02/15/31 ~ 400,000 286,904
4.125% due 12/01/30 ~ 200,000 145,085
4.500% due 11/15/31 ~ 350,000 254,243
4.625% due 12/01/30 ~ 866,000 422,545
5.000% due 11/15/31 ~ 50,000 23,692
5.375% due 02/01/28 ~ 350,000 298,944
5.500% due 04/15/27 ~ 500,000 463,369

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
7.500% due 04/01/28 ~ $ 200,000 $ 141,646
11.250% due 05/15/28 ~ 200,000 193,580
11.750% due 01/31/29 ~ 400,000 388,187
Cumulus Media New Holdings, Inc.
8.000% due 07/01/29 ~ 88,000 30,360
Directv Financing LLC
8.875% due 02/01/30 ~ 350,000 334,507
Directv Financing LLC/Directv Financing
Co-Obligor, Inc.
5.875% due 08/15/27 ~ 740,000 717,786
10.000% due 02/15/31 ~ 466,000 447,849
DISH DBS Corp.
5.125% due 06/01/29  350,000 228,806
5.250% due 12/01/26 ~ 575,000 528,897
5.750% due 12/01/28 ~ 600,000 507,134
7.375% due 07/01/28  385,000 276,424
7.750% due 07/01/26  218,000 188,570
DISH Network Corp.
11.750% due 11/15/27 ~ 870,000 916,720
EchoStar Corp.
6.750% due 11/30/30  599,000 544,263
10.750% due 11/30/29  1,327,000 1,395,543
Embarq LLC
7.995% due 06/01/36  150,000 58,937
Fibercop SpA (Italy)
6.375% due 11/15/33 ~ 300,000 286,713
7.200% due 07/18/36 ~ 374,000 362,017
7.721% due 06/04/38 ~ 101,000 101,512
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~ 475,000 469,047
5.875% due 10/15/27 ~ 160,000 159,955
6.750% due 05/01/29 ~ 305,000 306,773
8.625% due 03/15/31 ~ 150,000 159,917
8.750% due 05/15/30 ~ 170,000 179,217
Frontier North, Inc.
6.730% due 02/15/28  350,000 356,781
GCI LLC
4.750% due 10/15/28 ~ 200,000 184,661
Gen Digital, Inc.
6.250% due 04/01/33 ~ 192,000 191,607
7.125% due 09/30/30 ~ 74,000 75,612
Getty Images, Inc.
9.750% due 03/01/27 ~ 100,000 100,259
Gray Media, Inc.
5.375% due 11/15/31 ~ 350,000 218,936
10.500% due 07/15/29 ~ 293,000 305,534
GrubHub Holdings, Inc.
5.500% due 07/01/27 ~ 50,000 45,997
Hughes Satellite Systems Corp.
5.250% due 08/01/26  400,000 373,885
6.625% due 08/01/26  253,000 209,038
iHeartCommunications, Inc.
7.750% due 08/15/30 ~ 169,990 126,473
9.125% due 05/01/29 ~ 190,000 152,028
10.875% due 05/01/30 ~ 130,000 64,580
Iliad Holding SASU (France)
7.000% due 04/15/32 ~ 295,000 295,759
8.500% due 04/15/31 ~ 575,000 603,624
Intelsat Jackson Holdings SA (Luxembourg)
6.500% due 03/15/30 ~ 365,000 347,677
ION Trading Technologies SARL
(Luxembourg)
5.750% due 05/15/28 ~ 400,000 372,736
a
Principal
Amount Value
Lamar Media Corp.
3.625% due 01/15/31  $ 120,000 $ 107,351
4.875% due 01/15/29  80,000 77,862
LCPR Senior Secured Financing DAC
5.125% due 07/15/29 ~ 144,000 105,773
6.750% due 10/15/27 ~ 300,000 251,194
Level 3 Financing, Inc.
3.625% due 01/15/29 ~ 100,000 74,750
4.875% due 06/15/29 ~ 300,000 255,109
10.000% due 10/15/32 ~ 312,620 311,971
10.500% due 05/15/30 ~ 278,000 299,265
11.000% due 11/15/29 ~ 400,000 446,316
Lumen Technologies, Inc.
10.000% due 10/15/32 ~ 651,000 650,714
Match Group Holdings II LLC
3.625% due 10/01/31 ~ 125,000 107,843
4.125% due 08/01/30 ~ 150,000 134,583
4.625% due 06/01/28 ~ 485,000 465,829
McGraw-Hill Education, Inc.
5.750% due 08/01/28 ~ 350,000 342,090
7.375% due 09/01/31 ~ 125,000 125,816
Midcontinent Communications
8.000% due 08/15/32 ~ 88,000 89,088
Millennium Escrow Corp.
6.625% due 08/01/26 ~ 150,000 106,508
Neptune Bidco U.S., Inc.
9.290% due 04/15/29 ~ 725,000 629,634
Newfold Digital Holdings Group, Inc.
11.750% due 10/15/28 ~ 349,000 251,280
Nexstar Media, Inc.
4.750% due 11/01/28 ~ 130,000 121,863
5.625% due 07/15/27 ~ 238,000 234,658
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.250% due 01/15/29 ~ 190,000 176,358
4.625% due 03/15/30 ~ 200,000 183,066
7.375% due 02/15/31 ~ 50,000 52,120
Paramount Global
6.250% due 02/28/57  142,000 135,870
6.375% due 03/30/62  450,000 439,365
Qwest Corp.
7.250% due 09/15/25  35,000 35,147
Radiate Holdco LLC/Radiate Finance, Inc.
6.500% due 09/15/28 ~ 83,000 55,295
Rakuten Group, Inc. (Japan)
6.250% due 04/22/31 ~ 300,000 271,251
9.750% due 04/15/29 ~ 600,000 652,553
11.250% due 02/15/27 ~ 365,000 396,195
Rogers Communications, Inc. (Canada)
5.250% due 03/15/82 ~ 100,000 97,936
7.000% due 04/15/55  100,000 100,411
7.125% due 04/15/55  308,000 307,072
Scripps Escrow II, Inc.
3.875% due 01/15/29 ~ 375,000 294,976
Scripps Escrow, Inc.
5.875% due 07/15/27 ~ 150,000 125,267
Sinclair Television Group, Inc.
4.375% due 12/31/32 ~ 450,000 280,399
8.125% due 02/15/33 ~ 179,000 176,750
Sirius XM Radio LLC
3.125% due 09/01/26 ~ 146,000 141,586
3.875% due 09/01/31 ~ 105,000 90,089
4.000% due 07/15/28 ~ 405,000 378,213

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.125% due 07/01/30 ~ $ 90,000 $ 80,027
5.000% due 08/01/27 ~ 526,000 514,354
5.500% due 07/01/29 ~ 185,000 178,803
Snap, Inc.
6.875% due 03/01/33 ~ 422,000 422,350
Stagwell Global LLC
5.625% due 08/15/29 ~ 250,000 238,332
Sunrise FinCo I BV (Netherlands)
4.875% due 07/15/31 ~ 365,000 332,260
TEGNA, Inc.
4.625% due 03/15/28  300,000 284,925
4.750% due 03/15/26 ~ 141,000 139,383
5.000% due 09/15/29  224,000 208,138
Telecom Italia Capital SA (Italy)
7.200% due 07/18/36  126,000 126,907
7.721% due 06/04/38  449,000 465,988
Telenet Finance Luxembourg Notes SARL
(Belgium)
5.500% due 03/01/28 ~ 400,000 389,000
Telesat Canada/Telesat LLC (Canada)
6.500% due 10/15/27 ~ 134,000 58,346
Univision Communications, Inc.
4.500% due 05/01/29 ~ 577,000 510,569
6.625% due 06/01/27 ~ 155,000 153,845
7.375% due 06/30/30 ~ 141,000 134,856
8.500% due 07/31/31 ~ 384,000 375,592
Urban One, Inc.
7.375% due 02/01/28 ~ 100,000 51,611
Viasat, Inc.
5.625% due 04/15/27 ~ 65,000 62,442
7.500% due 05/30/31 ~ 186,000 140,686
Viavi Solutions, Inc.
3.750% due 10/01/29 ~ 350,000 320,399
Virgin Media Secured Finance PLC (United
Kingdom)
4.500% due 08/15/30 ~ 450,000 396,410
5.500% due 05/15/29 ~ 223,000 211,436
Vmed O2 U.K. Financing I PLC (United
Kingdom)
4.750% due 07/15/31 ~ 750,000 652,755
7.750% due 04/15/32 ~ 265,000 265,970
Vodafone Group PLC (United Kingdom)
4.125% due 06/04/81  650,000 577,968
5.125% due 06/04/81  100,000 75,931
7.000% due 04/04/79  200,000 206,300
VZ Secured Financing BV (Netherlands)
5.000% due 01/15/32 ~ 500,000 435,042
Wayfair LLC
7.250% due 10/31/29 ~ 116,000 111,372
7.750% due 09/15/30 ~ 175,000 169,390
Windstream Services LLC/Windstream
Escrow Finance Corp.
8.250% due 10/01/31 ~ 408,000 415,779
Zayo Group Holdings, Inc.
4.000% due 03/01/27 ~ 450,000 410,327
Ziff Davis, Inc.
4.625% due 10/15/30 ~ 465,000 422,356
47,023,196
Consumer, Cyclical - 20.5%
Acushnet Co.
7.375% due 10/15/28 ~ 21,000 21,756
Adams Homes, Inc.
9.250% due 10/15/28 ~ 400,000 405,418
a
Principal
Amount Value
Adient Global Holdings Ltd.
7.000% due 04/15/28 ~ $ 463,000 $ 464,342
7.500% due 02/15/33 ~ 85,000 79,665
8.250% due 04/15/31 ~ 181,000 175,591
Advance Auto Parts, Inc.
1.750% due 10/01/27  5,000 4,507
3.900% due 04/15/30  96,000 85,613
Affinity Interactive
6.875% due 12/15/27 ~ 200,000 152,561
Air Canada (Canada)
3.875% due 08/15/26 ~ 205,000 200,619
Allegiant Travel Co.
7.250% due 08/15/27 ~ 65,000 63,059
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500% due 02/15/28 ~ 100,000 34,625
Allison Transmission, Inc.
3.750% due 01/30/31 ~ 300,000 266,969
AMC Entertainment Holdings, Inc.
7.500% due 02/15/29 ~ 165,000 123,394
10.000% Cash or 12.000% PIK due
06/15/26 ~ 200,000 199,203
Amer Sports Co. (Finland)
6.750% due 02/16/31 ~ 39,000 39,957
American Airlines, Inc.
7.250% due 02/15/28 ~ 400,000 398,243
8.500% due 05/15/29 ~ 460,000 467,278
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.500% due 04/20/26 ~ 97,917 97,723
5.750% due 04/20/29 ~ 780,000 763,910
American Axle & Manufacturing, Inc.
6.875% due 07/01/28  150,000 143,128
American Builders & Contractors Supply
Co., Inc.
4.000% due 01/15/28 ~ 234,000 223,963
Aptiv Swiss Holdings Ltd.
6.875% due 12/15/54  250,000 245,350
Arko Corp.
5.125% due 11/15/29 ~ 185,000 150,217
Asbury Automotive Group, Inc.
4.500% due 03/01/28  150,000 144,551
4.625% due 11/15/29 ~ 200,000 187,614
4.750% due 03/01/30  218,000 204,142
Ashton Woods USA LLC/Ashton Woods
Finance Co.
6.625% due 01/15/28 ~ 550,000 547,820
Aston Martin Capital Holdings Ltd. (Jersey)
10.000% due 03/31/29 ~ 200,000 181,027
At Home Group, Inc.
4.875% due 07/15/28 ~ 290,000 79,753
Avianca Midco 2 PLC
9.000% due 12/01/28 ~ 350,000 332,716
9.625% due 02/14/30 ~ 200,000 183,930
Banijay Entertainment SAS (France)
8.125% due 05/01/29 ~ 200,000 205,896
Bath & Body Works, Inc.
6.694% due 01/15/27  160,000 163,455
6.750% due 07/01/36  40,000 39,920
6.875% due 11/01/35  300,000 304,221
7.600% due 07/15/37  115,000 117,392
BCPE Empire Holdings, Inc.
7.625% due 05/01/27 ~ 190,000 187,091

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
BCPE Ulysses Intermediate, Inc.
7.750% Cash or 8.500% PIK due
04/01/27 ~ $ 165,000 $ 155,322
Beacon Roofing Supply, Inc.
4.500% due 11/15/26 ~ 150,000 149,792
6.500% due 08/01/30 ~ 65,000 68,436
Beazer Homes USA, Inc.
7.250% due 10/15/29  139,000 136,844
7.500% due 03/15/31 ~ 375,000 363,774
Bloomin' Brands, Inc./OSI Restaurant
Partners LLC
5.125% due 04/15/29 ~ 100,000 86,431
BlueLinx Holdings, Inc.
6.000% due 11/15/29 ~ 100,000 94,275
Boyd Gaming Corp.
4.750% due 12/01/27  122,000 119,592
4.750% due 06/15/31 ~ 285,000 263,076
Brinker International, Inc.
8.250% due 07/15/30 ~ 50,000 52,549
Brookfield Residential Properties, Inc./
Brookfield Residential U.S. LLC (Canada)
4.875% due 02/15/30 ~ 425,000 372,146
5.000% due 06/15/29 ~ 100,000 90,298
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~ 326,000 299,898
6.000% due 10/15/32 ~ 170,000 158,903
6.500% due 02/15/32 ~ 200,000 199,499
7.000% due 02/15/30 ~ 155,000 157,220
Carnival Corp.
4.000% due 08/01/28 ~ 325,000 311,139
5.750% due 03/01/27 ~ 714,000 714,895
5.750% due 03/15/30 ~ 160,000 159,477
6.000% due 05/01/29 ~ 300,000 298,086
6.125% due 02/15/33 ~ 459,000 452,661
Carvana Co.
9.000% Cash or 12.000% PIK due
12/01/28 ~ 492,803 508,039
9.000% Cash or 13.000% PIK due
06/01/30 ~ 259,057 274,496
9.000% Cash or 14.000% PIK due
06/01/31 ~ 473,000 525,984
CD&R Smokey Buyer, Inc./Radio Systems
Corp.
9.500% due 10/15/29 ~ 348,000 317,985
CEC Entertainment LLC
6.750% due 05/01/26 ~ 223,000 220,114
Champ Acquisition Corp.
8.375% due 12/01/31 ~ 2,000 2,071
Churchill Downs, Inc.
5.500% due 04/01/27 ~ 230,000 228,329
6.750% due 05/01/31 ~ 310,000 312,830
Cinemark USA, Inc.
7.000% due 08/01/32 ~ 17,000 17,177
Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 05/15/28 ~ 47,000 47,697
6.750% due 02/15/30 ~ 247,000 249,569
8.500% due 05/15/27 ~ 396,000 396,835
Cooper-Standard Automotive, Inc.
5.625% due 05/15/27 ~ 328,804 279,234
Cougar JV Subsidiary LLC
8.000% due 05/15/32 ~ 249,000 257,006
Crocs, Inc.
4.125% due 08/15/31 ~ 452,000 399,160
a
Principal
Amount Value
Dana, Inc.
4.250% due 09/01/30  $ 100,000 $ 92,364
Dornoch Debt Merger Sub, Inc.
6.625% due 10/15/29 ~ 150,000 114,250
Dream Finders Homes, Inc.
8.250% due 08/15/28 ~ 388,000 401,339
eG Global Finance PLC (United Kingdom)
12.000% due 11/30/28 ~ 234,000 259,344
Empire Communities Corp. (Canada)
9.750% due 05/01/29 ~ 58,000 58,733
Empire Resorts, Inc.
7.750% due 11/01/26 ~ 300,000 288,481
Evergreen Acqco 1 LP/TVI, Inc.
9.750% due 04/26/28 ~ 179,000 186,468
Ferrellgas LP/Ferrellgas Finance Corp.
5.375% due 04/01/26 ~ 240,000 237,759
5.875% due 04/01/29 ~ 100,000 90,633
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
6.750% due 01/15/30 ~ 215,000 186,112
FirstCash, Inc.
4.625% due 09/01/28 ~ 55,000 52,565
5.625% due 01/01/30 ~ 75,000 72,782
6.875% due 03/01/32 ~ 67,000 67,918
Foot Locker, Inc.
4.000% due 10/01/29 ~ 350,000 290,216
Forestar Group, Inc.
5.000% due 03/01/28 ~ 5,000 4,896
6.500% due 03/15/33 ~ 105,000 102,896
Forvia SE (France)
due 06/15/30 # ~ 50,000 49,418
Full House Resorts, Inc.
8.250% due 02/15/28 ~ 100,000 98,917
Gap, Inc.
3.625% due 10/01/29 ~ 5,000 4,516
Garrett Motion Holdings, Inc./Garrett LX I
SARL
7.750% due 05/31/32 ~ 160,000 158,371
Gates Corp.
6.875% due 07/01/29 ~ 56,000 57,040
Genting New York LLC/GENNY Capital, Inc.
7.250% due 10/01/29 ~ 317,000 323,314
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
(United Kingdom)
8.375% due 01/15/29 ~ 100,000 90,320
8.750% due 01/15/32 ~ 100,000 84,336
11.500% due 08/15/29 ~ 300,000 293,493
Goodyear Tire & Rubber Co.
5.000% due 05/31/26  450,000 446,788
5.250% due 04/30/31  203,000 183,335
5.250% due 07/15/31  65,000 58,877
5.625% due 04/30/33  400,000 357,889
GPS Hospitality Holding Co. LLC/GPS
Finco, Inc.
7.000% due 08/15/28 ~ 199,000 112,248
Great Canadian Gaming Corp. (Canada)
8.750% due 11/15/29 ~ 444,000 446,536
Group 1 Automotive, Inc.
4.000% due 08/15/28 ~ 100,000 94,189
6.375% due 01/15/30 ~ 23,000 23,107
Guitar Center, Inc.
8.500% due 01/15/26 ~ 6,000 4,871

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~ $ 300,000 $ 263,171
4.000% due 05/01/31 ~ 325,000 294,547
5.875% due 04/01/29 ~ 725,000 727,811
5.875% due 03/15/33 ~ 75,000 74,332
6.125% due 04/01/32 ~ 554,000 556,496
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
6.625% due 01/15/32 ~ 537,000 532,566
Hilton Worldwide Finance LLC/Hilton
Worldwide Finance Corp.
4.875% due 04/01/27  75,000 74,428
IHO Verwaltungs GmbH (Germany)
6.375% Cash or 7.125% PIK due
05/15/29 ~ 250,000 241,766
7.750% due 11/15/30 ~ 250,000 246,578
International Game Technology PLC
4.125% due 04/15/26 ~ 200,000 197,645
Jacobs Entertainment, Inc.
6.750% due 02/15/29 ~ 160,000 153,917
Jaguar Land Rover Automotive PLC (United
Kingdom)
4.500% due 10/01/27 ~ 200,000 192,802
JB Poindexter & Co., Inc.
8.750% due 12/15/31 ~ 367,000 377,617
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/31 ~ 559,000 552,259
K Hovnanian Enterprises, Inc.
11.750% due 09/30/29 ~ 450,000 481,888
KB Home
6.875% due 06/15/27  80,000 81,575
7.250% due 07/15/30  185,000 190,086
KFC Holding Co./Pizza Hut Holdings LLC/
Taco Bell of America LLC
4.750% due 06/01/27 ~ 168,000 165,843
Kohl's Corp.
4.625% due 05/01/31  138,000 96,541
5.550% due 07/17/45  185,000 101,898
Landsea Homes Corp.
8.875% due 04/01/29 ~ 400,000 381,398
Las Vegas Sands Corp.
2.900% due 06/25/25  150,000 149,216
LBM Acquisition LLC
6.250% due 01/15/29 ~ 350,000 298,473
LCM Investments Holdings II LLC
4.875% due 05/01/29 ~ 100,000 93,933
8.250% due 08/01/31 ~ 287,000 298,181
LGI Homes, Inc.
4.000% due 07/15/29 ~ 25,000 22,128
7.000% due 11/15/32 ~ 430,000 407,393
8.750% due 12/15/28 ~ 337,000 351,425
Liberty Interactive LLC
8.250% due 02/01/30  100,000 39,445
Life Time, Inc.
6.000% due 11/15/31 ~ 85,000 84,330
Light & Wonder International, Inc.
7.250% due 11/15/29 ~ 156,000 158,261
7.500% due 09/01/31 ~ 138,000 141,477
Lindblad Expeditions LLC
6.750% due 02/15/27 ~ 20,000 19,952
Lions Gate Capital Holdings 1, Inc.
5.500% due 04/15/29 ~ 290,000 269,785
a
Principal
Amount Value
Lions Gate Capital Holdings LLC
5.500% due 04/15/29 ~ $ 92,000 $ 74,999
Lithia Motors, Inc.
3.875% due 06/01/29 ~ 260,000 238,294
4.375% due 01/15/31 ~ 150,000 136,017
4.625% due 12/15/27 ~ 30,000 29,086
Live Nation Entertainment, Inc.
3.750% due 01/15/28 ~ 60,000 57,241
4.750% due 10/15/27 ~ 505,000 492,815
M/I Homes, Inc.
4.950% due 02/01/28  188,000 182,627
Macy's Retail Holdings LLC
4.300% due 02/15/43  100,000 64,064
5.875% due 04/01/29 ~ 10,000 9,713
6.700% due 07/15/34 ~ 450,000 383,424
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ 200,000 153,573
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~ 135,000 123,955
Mattamy Group Corp. (Canada)
4.625% due 03/01/30 ~ 5,000 4,608
5.250% due 12/15/27 ~ 300,000 291,758
Melco Resorts Finance Ltd. (Hong Kong)
5.250% due 04/26/26 ~ 500,000 491,826
5.375% due 12/04/29 ~ 200,000 184,308
5.750% due 07/21/28 ~ 250,000 240,610
7.625% due 04/17/32 ~ 285,000 284,065
MGM China Holdings Ltd. (Macau)
4.750% due 02/01/27 ~ 200,000 196,120
MGM Resorts International
4.625% due 09/01/26  150,000 148,386
5.500% due 04/15/27  490,000 486,272
6.125% due 09/15/29  122,000 120,883
6.500% due 04/15/32  50,000 49,079
Michaels Cos., Inc.
5.250% due 05/01/28 ~ 450,000 311,174
7.875% due 05/01/29 ~ 115,000 61,581
Mohegan Tribal Gaming Authority
8.000% due 02/01/26 ~ 260,000 260,150
Mohegan Tribal Gaming Authority/MS
Digital Entertainment Holdings LLC
due 04/15/30 # ~ 158,000 155,379
due 04/15/31 # ~ 100,000 96,467
Motion Bondco DAC (United Kingdom)
6.625% due 11/15/27 ~ 31,000 29,644
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~ 85,000 75,587
4.750% due 09/15/29  189,000 181,030
5.625% due 05/01/27  100,000 99,685
NCL Corp. Ltd.
5.875% due 02/15/27 ~ 570,000 569,579
6.750% due 02/01/32 ~ 332,000 328,181
New Home Co., Inc.
9.250% due 10/01/29 ~ 63,000 64,701
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 110,000 101,771
3.875% due 01/15/28 ~ 950,000 908,798
4.000% due 10/15/30 ~ 558,000 505,475
5.625% due 09/15/29 ~ 94,000 93,171
6.125% due 06/15/29 ~ 85,000 85,620
Newell Brands, Inc.
5.700% due 04/01/26  210,000 209,921
6.375% due 05/15/30  53,000 51,692

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.625% due 09/15/29  $ 290,000 $ 291,155
6.625% due 05/15/32  482,000 469,443
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/26 ~ 170,000 161,486
2.000% due 03/09/26 ~ 50,000 48,181
2.450% due 09/15/28 ~ 113,000 101,918
2.750% due 03/09/28 ~ 311,000 285,925
5.300% due 09/13/27 ~ 50,000 49,676
7.050% due 09/15/28 ~ 50,000 52,030
Nissan Motor Co. Ltd. (Japan)
4.345% due 09/17/27 ~ 300,000 291,857
4.810% due 09/17/30 ~ 400,000 380,185
Nordstrom, Inc.
4.375% due 04/01/30  135,000 120,964
6.950% due 03/15/28  472,000 481,940
Odeon Finco PLC (United Kingdom)
12.750% due 11/01/27 ~ 500,000 523,148
OneSky Flight LLC
8.875% due 12/15/29 ~ 108,000 109,257
Ontario Gaming GTA LP/OTG Co-Issuer,
Inc. (Canada)
8.000% due 08/01/30 ~ 38,000 37,827
OPENLANE, Inc.
5.125% due 06/01/25 ~ 108,000 107,819
Park River Holdings, Inc.
5.625% due 02/01/29 ~ 100,000 78,604
6.750% due 08/01/29 ~ 157,000 122,953
Patrick Industries, Inc.
4.750% due 05/01/29 ~ 15,000 14,092
6.375% due 11/01/32 ~ 184,000 178,570
Penn Entertainment, Inc.
4.125% due 07/01/29 ~ 200,000 177,802
Penske Automotive Group, Inc.
3.500% due 09/01/25  139,000 137,938
PetSmart, Inc./PetSmart Finance Corp.
4.750% due 02/15/28 ~ 250,000 234,194
7.750% due 02/15/29 ~ 250,000 229,779
Phinia, Inc.
6.625% due 10/15/32 ~ 195,000 191,528
6.750% due 04/15/29 ~ 23,000 23,318
PM General Purchaser LLC
9.500% due 10/01/28 ~ 91,000 86,905
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.
5.625% due 09/01/29 ~ 438,000 324,120
QVC, Inc.
5.450% due 08/15/34  250,000 124,545
6.875% due 04/15/29 ~ 61,000 41,854
Raising Cane's Restaurants LLC
9.375% due 05/01/29 ~ 13,000 13,827
Real Hero Merger Sub 2, Inc.
6.250% due 02/01/29 ~ 200,000 157,706
Resideo Funding, Inc.
4.000% due 09/01/29 ~ 400,000 363,602
6.500% due 07/15/32 ~ 60,000 59,932
Resorts World Las Vegas LLC/RWLV
Capital, Inc.
4.625% due 04/16/29 ~ 800,000 711,705
Ritchie Bros Holdings, Inc. (Canada)
6.750% due 03/15/28 ~ 81,000 82,826
7.750% due 03/15/31 ~ 87,000 91,158
a
Principal
Amount Value
Rivers Enterprise Borrower LLC/Rivers
Enterprise Finance Corp.
6.625% due 02/01/33 ~ $ 185,000 $ 182,067
Royal Caribbean Cruises Ltd.
5.500% due 08/31/26 ~ 200,000 200,135
5.500% due 04/01/28 ~ 290,000 288,984
5.625% due 09/30/31 ~ 330,000 324,269
6.000% due 02/01/33 ~ 350,000 350,053
6.250% due 03/15/32 ~ 525,000 530,119
S&S Holdings LLC
8.375% due 10/01/31 ~ 227,000 214,723
Sabre GLBL, Inc.
8.625% due 06/01/27 ~ 144,000 142,610
10.750% due 11/15/29 ~ 176,000 177,941
Saks Global Enterprises LLC
11.000% due 12/15/29 ~ 523,000 424,409
Sally Holdings LLC/Sally Capital, Inc.
6.750% due 03/01/32  232,000 232,722
Scientific Games Holdings LP/Scientific
Games US FinCo., Inc.
6.625% due 03/01/30 ~ 200,000 188,825
Scotts Miracle-Gro Co.
4.000% due 04/01/31  200,000 175,694
5.250% due 12/15/26  100,000 99,455
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ 2,000 1,897
Shea Homes LP/Shea Homes Funding
Corp.
4.750% due 02/15/28  200,000 191,659
Six Flags Entertainment Corp.
7.250% due 05/15/31 ~ 200,000 200,896
Six Flags Entertainment Corp. /Six Flags
Theme Parks, Inc./Canada's Wonderland
Co.
6.625% due 05/01/32 ~ 83,000 83,755
Six Flags Entertainment Corp./Canada's
Wonderland Co./Magnum Management
Corp.
5.250% due 07/15/29  250,000 236,808
6.500% due 10/01/28  100,000 100,705
Somnigroup International, Inc.
4.000% due 04/15/29 ~ 450,000 418,359
Sonic Automotive, Inc.
4.625% due 11/15/29 ~ 400,000 368,724
Specialty Building Products Holdings LLC/
SBP Finance Corp.
7.750% due 10/15/29 ~ 384,000 355,100
Staples, Inc.
10.750% due 09/01/29 ~ 640,000 579,001
12.750% due 01/15/30 ~ 175,727 119,242
Station Casinos LLC
4.500% due 02/15/28 ~ 100,000 95,855
4.625% due 12/01/31 ~ 86,000 77,345
6.625% due 03/15/32 ~ 50,000 49,635
Steelcase, Inc.
5.125% due 01/18/29  300,000 288,744
STL Holding Co. LLC
8.750% due 02/15/29 ~ 271,000 278,407
Studio City Finance Ltd. (Macao)
6.500% due 01/15/28 ~ 350,000 340,208
Studio City Finance Ltd. (Macau)
5.000% due 01/15/29 ~ 400,000 360,481

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Superior Plus LP/Superior General Partner,
Inc. (Canada)
4.500% due 03/15/29 ~ $ 250,000 $ 231,066
SWF Holdings I Corp.
6.500% due 10/01/29 ~ 115,000 52,235
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 ~ 215,000 206,808
5.750% due 01/15/28 ~ 300,000 299,556
Tenneco, Inc.
8.000% due 11/17/28 ~ 650,000 620,480
Thor Industries, Inc.
4.000% due 10/15/29 ~ 110,000 99,208
Titan International, Inc.
7.000% due 04/30/28  250,000 247,589
TKC Holdings, Inc.
6.875% due 05/15/28 ~ 194,000 193,483
10.500% due 05/15/29 ~ 200,000 200,107
Travel & Leisure Co.
4.625% due 03/01/30 ~ 250,000 233,766
6.625% due 07/31/26 ~ 70,000 70,560
Tri Pointe Homes, Inc.
5.250% due 06/01/27  4,000 3,955
Vail Resorts, Inc.
6.500% due 05/15/32 ~ 3,000 3,035
Velocity Vehicle Group LLC
8.000% due 06/01/29 ~ 325,000 333,786
VF Corp.
2.800% due 04/23/27  31,000 29,372
2.950% due 04/23/30  150,000 128,878
Victoria's Secret & Co.
4.625% due 07/15/29 ~ 138,000 120,828
Victra Holdings LLC/Victra Finance Corp.
8.750% due 09/15/29 ~ 195,000 201,383
Viking Cruises Ltd.
5.875% due 09/15/27 ~ 17,000 16,924
9.125% due 07/15/31 ~ 150,000 160,351
Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/29 ~ 300,000 295,571
VistaJet Malta Finance PLC/Vista
Management Holding, Inc. (Switzerland)
7.875% due 05/01/27 ~ 655,000 643,967
9.500% due 06/01/28 ~ 67,000 66,389
VOC Escrow Ltd.
5.000% due 02/15/28 ~ 52,000 50,759
Wabash National Corp.
4.500% due 10/15/28 ~ 460,000 413,875
Walgreens Boots Alliance, Inc.
3.200% due 04/15/30  50,000 46,176
3.450% due 06/01/26  237,000 232,726
4.100% due 04/15/50  230,000 198,321
4.800% due 11/18/44  352,000 319,051
8.125% due 08/15/29  322,000 329,039
White Cap Buyer LLC
6.875% due 10/15/28 ~ 225,000 216,188
William Carter Co.
5.625% due 03/15/27 ~ 214,000 212,914
Windsor Holdings III LLC
8.500% due 06/15/30 ~ 183,000 189,063
Winnebago Industries, Inc.
6.250% due 07/15/28 ~ 118,000 116,800
Wolverine World Wide, Inc.
4.000% due 08/15/29 ~ 100,000 84,771
a
Principal
Amount Value
Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/28 ~ $ 106,000 $ 101,329
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
5.250% due 05/15/27 ~ 200,000 198,033
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~ 390,000 360,711
5.500% due 10/01/27 ~ 200,000 195,430
5.625% due 08/26/28 ~ 500,000 481,366
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.125% due 10/01/29 ~ 200,000 192,065
6.250% due 03/15/33 ~ 120,000 116,986
7.125% due 02/15/31 ~ 117,000 121,152
Yum! Brands, Inc.
4.750% due 01/15/30 ~ 350,000 338,506
5.350% due 11/01/43  100,000 94,370
6.875% due 11/15/37  100,000 107,455
ZF North America Capital, Inc. (Germany)
6.750% due 04/23/30 ~ 195,000 185,524
6.875% due 04/14/28 ~ 550,000 540,907
6.875% due 04/23/32 ~ 262,000 243,387
7.125% due 04/14/30 ~ 150,000 144,538
63,703,606
Consumer, Non-Cyclical - 14.0%
Acadia Healthcare Co., Inc.
5.000% due 04/15/29 ~ 225,000 212,886
7.375% due 03/15/33 ~ 33,000 33,009
ACCO Brands Corp.
4.250% due 03/15/29 ~ 120,000 108,531
AdaptHealth LLC
4.625% due 08/01/29 ~ 190,000 173,060
5.125% due 03/01/30 ~ 177,000 161,534
ADT Security Corp.
4.125% due 08/01/29 ~ 179,000 168,260
4.875% due 07/15/32 ~ 245,000 228,983
Adtalem Global Education, Inc.
5.500% due 03/01/28 ~ 50,000 49,303
AHP Health Partners, Inc.
5.750% due 07/15/29 ~ 150,000 139,354
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.500% due 03/15/29 ~ 500,000 460,684
6.250% due 03/15/33 ~ 51,000 51,545
6.500% due 02/15/28 ~ 80,000 81,212
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 269,000 272,650
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
9.750% due 07/15/27 ~ 147,000 147,579
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/28 ~ 966,000 913,623
Alta Equipment Group, Inc.
9.000% due 06/01/29 ~ 197,000 172,570
AMN Healthcare, Inc.
4.625% due 10/01/27 ~ 217,000 208,787
APi Group DE, Inc.
4.125% due 07/15/29 ~ 150,000 139,128
Avantor Funding, Inc.
4.625% due 07/15/28 ~ 300,000 289,425

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc.
5.375% due 03/01/29 ~ $ 140,000 $ 126,469
5.750% due 07/15/27 ~ 150,000 144,792
8.000% due 02/15/31 ~ 184,000 179,816
8.250% due 01/15/30 ~ 225,000 219,683
B&G Foods, Inc.
5.250% due 09/15/27  121,000 113,607
8.000% due 09/15/28 ~ 392,000 394,351
Bausch & Lomb Corp.
8.375% due 10/01/28 ~ 445,000 462,244
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~ 410,000 331,550
5.750% due 08/15/27 ~ 140,000 139,842
6.125% due 02/01/27 ~ 185,000 187,706
7.000% due 01/15/28 ~ 388,000 303,135
7.250% due 05/30/29 ~ 98,000 66,743
9.000% due 12/15/25 ~ 50,000 50,031
11.000% due 09/30/28 ~ 439,000 418,422
BC Ltd. (Canada)
9.000% due 01/30/28 ~ 106,000 105,984
BC Ltd.
due 04/15/32 # ~ 475,000 472,602
Belron U.K. Finance PLC (United Kingdom)
5.750% due 10/15/29 ~ 200,000 198,790
Block, Inc.
2.750% due 06/01/26  580,000 563,019
3.500% due 06/01/31  163,000 143,442
6.500% due 05/15/32 ~ 172,000 173,949
Boost Newco Borrower LLC
7.500% due 01/15/31 ~ 400,000 416,674
Brink's Co.
6.500% due 06/15/29 ~ 50,000 50,737
6.750% due 06/15/32 ~ 185,000 187,762
C&S Group Enterprises LLC
5.000% due 12/15/28 ~ 217,000 181,637
Carriage Services, Inc.
4.250% due 05/15/29 ~ 100,000 91,458
Central Garden & Pet Co.
4.125% due 10/15/30  335,000 304,953
4.125% due 04/30/31 ~ 110,000 98,560
Champions Financing, Inc.
8.750% due 02/15/29 ~ 505,000 452,543
Charles River Laboratories International,
Inc.
3.750% due 03/15/29 ~ 133,000 122,540
4.250% due 05/01/28 ~ 192,000 183,303
Chobani Holdco II LLC
8.750% Cash or 9.500% PIK due
10/01/29 ~ 1,000 1,089
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/28 ~ 89,000 85,737
7.625% due 07/01/29 ~ 69,000 70,980
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ 115,000 91,042
5.250% due 05/15/30 ~ 545,000 450,295
5.625% due 03/15/27 ~ 505,000 482,639
6.000% due 01/15/29 ~ 80,000 71,180
6.125% due 04/01/30 ~ 194,000 116,512
6.875% due 04/01/28 ~ 200,000 132,605
6.875% due 04/15/29 ~ 110,000 71,444
10.875% due 01/15/32 ~ 698,000 688,522
a
Principal
Amount Value
Concentra Escrow Issuer Corp.
6.875% due 07/15/32 ~ $ 4,000 $ 4,075
CoreCivic, Inc.
4.750% due 10/15/27  460,000 446,745
8.250% due 04/15/29  3,000 3,179
CPI CG, Inc.
10.000% due 07/15/29 ~ 50,000 53,272
CVS Health Corp.
6.750% due 12/10/54  147,000 146,720
7.000% due 03/10/55  435,000 439,519
Darling Ingredients, Inc.
6.000% due 06/15/30 ~ 145,000 144,247
DaVita, Inc.
3.750% due 02/15/31 ~ 278,000 242,268
4.625% due 06/01/30 ~ 570,000 525,193
6.875% due 09/01/32 ~ 170,000 171,089
Dcli Bidco LLC
7.750% due 11/15/29 ~ 185,000 190,605
Deluxe Corp.
8.125% due 09/15/29 ~ 280,000 281,984
Edgewell Personal Care Co.
4.125% due 04/01/29 ~ 125,000 115,858
5.500% due 06/01/28 ~ 100,000 98,034
Elanco Animal Health, Inc.
6.650% due 08/28/28  130,000 131,925
Embecta Corp.
5.000% due 02/15/30 ~ 280,000 250,975
Emergent BioSolutions, Inc.
3.875% due 08/15/28 ~ 285,000 198,869
Encompass Health Corp.
4.500% due 02/01/28  150,000 145,757
Endo Finance Holdings, Inc.
8.500% due 04/15/31 ~ 1,000 1,044
EquipmentShare.com, Inc.
8.000% due 03/15/33 ~ 88,000 88,698
8.625% due 05/15/32 ~ 83,000 85,658
9.000% due 05/15/28 ~ 137,000 142,106
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 28,000 28,936
Fortrea Holdings, Inc.
7.500% due 07/01/30 ~ 290,000 264,066
Garda World Security Corp. (Canada)
4.625% due 02/15/27 ~ 100,000 97,431
6.000% due 06/01/29 ~ 150,000 140,826
8.250% due 08/01/32 ~ 197,000 192,551
8.375% due 11/15/32 ~ 306,000 301,200
GEO Group, Inc.
8.625% due 04/15/29  100,000 105,144
10.250% due 04/15/31  67,000 72,884
Graham Holdings Co.
5.750% due 06/01/26 ~ 100,000 100,089
Grand Canyon University
5.125% due 10/01/28  300,000 284,358
Grifols SA (Spain)
4.750% due 10/15/28 ~ 200,000 184,928
HAH Group Holding Co. LLC
9.750% due 10/01/31 ~ 228,000 219,808
HealthEquity, Inc.
4.500% due 10/01/29 ~ 100,000 93,864
Heartland Dental LLC/Heartland Dental
Finance Corp.
10.500% due 04/30/28 ~ 230,000 241,941

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Herc Holdings, Inc.
6.625% due 06/15/29 ~ $ 125,000 $ 125,521
Hertz Corp.
4.625% due 12/01/26 ~ 250,000 174,601
12.625% due 07/15/29 ~ 366,000 330,820
HLF Financing SARL LLC/Herbalife
International, Inc.
4.875% due 06/01/29 ~ 100,000 77,620
12.250% due 04/15/29 ~ 327,000 353,220
Hologic, Inc.
4.625% due 02/01/28 ~ 31,000 30,378
Ingles Markets, Inc.
4.000% due 06/15/31 ~ 100,000 90,445
Insulet Corp.
6.500% due 04/01/33 ~ 108,000 109,853
IQVIA, Inc.
5.000% due 10/15/26 ~ 300,000 298,041
6.500% due 05/15/30 ~ 200,000 203,718
Jazz Securities DAC
4.375% due 01/15/29 ~ 300,000 285,269
Kedrion SpA (Italy)
6.500% due 09/01/29 ~ 77,000 73,073
KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc.
9.000% due 02/15/29 ~ 174,000 179,195
Korn Ferry
4.625% due 12/15/27 ~ 150,000 145,526
Kronos Acquisition Holdings, Inc. (Canada)
8.250% due 06/30/31 ~ 350,000 310,900
10.750% due 06/30/32 ~ 75,000 56,926
Lamb Weston Holdings, Inc.
4.875% due 05/15/28 ~ 5,000 4,887
Land O'Lakes Capital Trust I
7.450% due 03/15/28 ~ 43,000 42,796
LifePoint Health, Inc.
5.375% due 01/15/29 ~ 150,000 131,829
8.375% due 02/15/32 ~ 204,000 205,595
9.875% due 08/15/30 ~ 142,000 150,002
10.000% due 06/01/32 ~ 235,000 224,463
11.000% due 10/15/30 ~ 170,000 185,021
Mallinckrodt International Finance SA/
Mallinckrodt CB LLC
14.750% due 11/14/28 ~ 361,289 378,758
Matthews International Corp.
8.625% due 10/01/27 ~ 137,000 142,406
Medline Borrower LP
3.875% due 04/01/29 ~ 605,000 565,928
5.250% due 10/01/29 ~ 528,000 507,019
Medline Borrower LP/Medline Co-Issuer,
Inc.
6.250% due 04/01/29 ~ 844,000 855,798
Mobius Merger Sub, Inc.
9.000% due 06/01/30 ~ 459,000 418,205
ModivCare, Inc.
5.000% due 10/01/29 ~ 250,000 67,893
Molina Healthcare, Inc.
3.875% due 05/15/32 ~ 145,000 127,366
4.375% due 06/15/28 ~ 150,000 142,983
6.250% due 01/15/33 ~ 74,000 72,930
MPH Acquisition Holdings LLC
5.750% due 12/31/30 ~ 50,000 36,309
Neogen Food Safety Corp.
8.625% due 07/20/30 ~ 145,000 152,791
a
Principal
Amount Value
NESCO Holdings II, Inc.
5.500% due 04/15/29 ~ $ 285,000 $ 263,440
Option Care Health, Inc.
4.375% due 10/31/29 ~ 63,000 58,840
Organon & Co./Organon Foreign Debt
Co-Issuer BV
4.125% due 04/30/28 ~ 854,000 798,733
5.125% due 04/30/31 ~ 200,000 174,535
6.750% due 05/15/34 ~ 200,000 196,485
7.875% due 05/15/34 ~ 200,000 194,385
OT Midco Ltd.
10.000% due 02/15/30 ~ 225,000 194,278
Owens & Minor, Inc.
4.500% due 03/31/29 ~ 330,000 276,887
6.625% due 04/01/30 ~ 139,000 121,761
Performance Food Group, Inc.
4.250% due 08/01/29 ~ 13,000 12,173
5.500% due 10/15/27 ~ 465,000 460,954
6.125% due 09/15/32 ~ 126,000 125,397
Perrigo Finance Unlimited Co.
4.900% due 12/15/44  95,000 75,375
6.125% due 09/30/32  135,000 133,006
Post Holdings, Inc.
4.500% due 09/15/31 ~ 500,000 453,353
4.625% due 04/15/30 ~ 417,000 389,911
5.500% due 12/15/29 ~ 400,000 389,213
6.250% due 02/15/32 ~ 305,000 307,172
6.250% due 10/15/34 ~ 117,000 115,486
6.375% due 03/01/33 ~ 367,000 361,794
Prime Healthcare Services, Inc.
9.375% due 09/01/29 ~ 245,000 231,435
Prime Security Services Borrower LLC/
Prime Finance, Inc.
3.375% due 08/31/27 ~ 750,000 711,344
5.750% due 04/15/26 ~ 155,000 154,898
6.250% due 01/15/28 ~ 50,000 50,076
Primo Water Holdings, Inc./Triton Water
Holdings, Inc.
4.375% due 04/30/29 ~ 3,000 2,874
Raven Acquisition Holdings LLC
6.875% due 11/15/31 ~ 141,000 137,272
RCN Corp. (Escrow) * ± ∂ Ω 9,000 –
RR Donnelley & Sons Co.
10.875% due 08/01/29 ~ 488,000 475,819
RRD Intermediate Holdings, Inc.
11.000% due 12/01/30 ~ 75,000 67,413
Safeway, Inc.
7.250% due 02/01/31  150,000 156,057
Select Medical Corp.
6.250% due 12/01/32 ~ 132,000 128,758
Service Corp. International
3.375% due 08/15/30  128,000 114,169
5.125% due 06/01/29  556,000 542,872
5.750% due 10/15/32  130,000 127,918
Shift4 Payments LLC/Shift4 Payments
Finance Sub, Inc.
4.625% due 11/01/26 ~ 50,000 49,148
6.750% due 08/15/32 ~ 214,000 215,869
Signal Parent, Inc.
6.125% due 04/01/29 ~ 200,000 115,170

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Simmons Foods, Inc./Simmons Prepared
Foods, Inc./Simmons Pet Food, Inc./
Simmons Feed
4.625% due 03/01/29 ~ $ 145,000 $ 134,607
Sotera Health Holdings LLC
7.375% due 06/01/31 ~ 125,000 127,235
Sotheby's
7.375% due 10/15/27 ~ 400,000 387,124
Sotheby's/Bidfair Holdings, Inc.
5.875% due 06/01/29 ~ 150,000 132,442
Star Parent, Inc.
9.000% due 10/01/30 ~ 559,000 551,680
Surgery Center Holdings, Inc.
7.250% due 04/15/32 ~ 62,000 61,388
Teleflex, Inc.
4.250% due 06/01/28 ~ 95,000 90,690
4.625% due 11/15/27  300,000 293,397
Tenet Healthcare Corp.
4.375% due 01/15/30  236,000 221,477
4.625% due 06/15/28  75,000 72,463
5.125% due 11/01/27  576,000 567,993
6.125% due 10/01/28  300,000 298,815
6.125% due 06/15/30  740,000 737,504
6.750% due 05/15/31  212,000 215,231
Toledo Hospital
5.325% due 11/15/28  164,000 162,294
TriNet Group, Inc.
3.500% due 03/01/29 ~ 480,000 435,668
7.125% due 08/15/31 ~ 50,000 50,821
Turning Point Brands, Inc.
7.625% due 03/15/32 ~ 25,000 26,104
U.S. Acute Care Solutions LLC
9.750% due 05/15/29 ~ 179,000 178,708
U.S. Foods, Inc.
4.750% due 02/15/29 ~ 250,000 241,266
5.750% due 04/15/33 ~ 52,000 50,717
6.875% due 09/15/28 ~ 81,000 83,071
7.250% due 01/15/32 ~ 89,000 92,626
United Natural Foods, Inc.
6.750% due 10/15/28 ~ 300,000 296,703
United Rentals North America, Inc.
3.750% due 01/15/32  400,000 353,634
3.875% due 02/15/31  210,000 190,723
4.875% due 01/15/28  65,000 63,940
5.250% due 01/15/30  12,000 11,790
5.500% due 05/15/27  130,000 129,643
6.125% due 03/15/34 ~ 53,000 53,099
Upbound Group, Inc.
6.375% due 02/15/29 ~ 200,000 189,368
Varex Imaging Corp.
7.875% due 10/15/27 ~ 90,000 91,466
Veritiv Operating Co.
10.500% due 11/30/30 ~ 181,000 191,874
Viking Baked Goods Acquisition Corp.
8.625% due 11/01/31 ~ 240,000 223,003
VT Topco, Inc.
8.500% due 08/15/30 ~ 183,000 192,047
WASH Multifamily Acquisition, Inc.
5.750% due 04/15/26 ~ 275,000 272,892
WEX, Inc.
6.500% due 03/15/33 ~ 43,000 42,563
Williams Scotsman, Inc.
4.625% due 08/15/28 ~ 185,000 179,461
a
Principal
Amount Value
6.625% due 06/15/29 ~ $ 47,000 $ 47,594
6.625% due 04/15/30 ~ 184,000 186,129
7.375% due 10/01/31 ~ 182,000 187,540
ZipRecruiter, Inc.
5.000% due 01/15/30 ~ 350,000 308,162
43,463,665
Diversified - 0.2%
Benteler International AG (Austria)
10.500% due 05/15/28 ~ 400,000 420,531
Clue Opco LLC
9.500% due 10/15/31 ~ 33,000 33,041
Stena International SA (Sweden)
7.250% due 01/15/31 ~ 200,000 200,122
7.625% due 02/15/31 ~ 42,000 42,700
696,394
Energy - 11.3%
Aethon United BR LP/Aethon United
Finance Corp.
7.500% due 10/01/29 ~ 156,000 158,775
Alliance Resource Operating Partners LP/
Alliance Resource Finance Corp.
8.625% due 06/15/29 ~ 50,000 52,429
Antero Midstream Partners LP/Antero
Midstream Finance Corp.
5.375% due 06/15/29 ~ 135,000 132,052
5.750% due 03/01/27 ~ 200,000 199,545
5.750% due 01/15/28 ~ 197,000 196,164
Archrock Partners LP/Archrock Partners
Finance Corp.
6.625% due 09/01/32 ~ 231,000 232,118
Aris Water Holdings LLC
7.250% due 04/01/30 ~ 75,000 75,908
7.625% due 04/01/26 ~ 100,000 100,000
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.875% due 06/30/29 ~ 139,000 135,755
6.625% due 10/15/32 ~ 117,000 116,568
8.250% due 12/31/28 ~ 25,000 25,511
Baytex Energy Corp. (Canada)
7.375% due 03/15/32 ~ 433,000 416,972
8.500% due 04/30/30 ~ 283,000 287,704
Blue Racer Midstream LLC/Blue Racer
Finance Corp.
6.625% due 07/15/26 ~ 165,000 165,048
7.000% due 07/15/29 ~ 38,000 38,864
7.250% due 07/15/32 ~ 3,000 3,106
Bristow Group, Inc.
6.875% due 03/01/28 ~ 100,000 99,074
Buckeye Partners LP
4.500% due 03/01/28 ~ 105,000 100,829
5.850% due 11/15/43  400,000 354,067
6.750% due 02/01/30 ~ 29,000 29,395
California Resources Corp.
8.250% due 06/15/29 ~ 347,000 352,935
Calumet Specialty Products Partners LP/
Calumet Finance Corp.
9.750% due 07/15/28 ~ 308,000 273,647
Chord Energy Corp.
6.750% due 03/15/33 ~ 240,000 238,960
Civitas Resources, Inc.
5.000% due 10/15/26 ~ 60,000 59,168
8.375% due 07/01/28 ~ 205,000 211,814

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
8.625% due 11/01/30 ~ $ 173,000 $ 178,631
8.750% due 07/01/31 ~ 562,000 577,845
CNX Resources Corp.
6.000% due 01/15/29 ~ 550,000 543,488
7.250% due 03/01/32 ~ 73,000 74,293
Comstock Resources, Inc.
5.875% due 01/15/30 ~ 270,000 255,333
6.750% due 03/01/29 ~ 517,000 503,457
Coronado Finance Pty. Ltd. (Australia)
9.250% due 10/01/29 ~ 273,000 253,115
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/31 ~ 393,000 377,323
Crescent Energy Finance LLC
7.375% due 01/15/33 ~ 575,000 554,961
7.625% due 04/01/32 ~ 58,000 57,420
9.250% due 02/15/28 ~ 101,000 104,937
CVR Energy, Inc.
5.750% due 02/15/28 ~ 125,000 116,645
8.500% due 01/15/29 ~ 216,000 207,585
Delek Logistics Partners LP/Delek Logistics
Finance Corp.
7.125% due 06/01/28 ~ 100,000 100,288
8.625% due 03/15/29 ~ 185,000 191,839
Diamond Foreign Asset Co./Diamond
Finance LLC
8.500% due 10/01/30 ~ 57,000 58,466
DT Midstream, Inc.
4.125% due 06/15/29 ~ 95,000 89,494
4.375% due 06/15/31 ~ 200,000 184,145
Encino Acquisition Partners Holdings LLC
8.500% due 05/01/28 ~ 231,000 234,992
Enerflex Ltd. (Canada)
9.000% due 10/15/27 ~ 227,000 233,093
Energy Transfer LP
7.125% due 10/01/54  58,000 58,936
8.000% due 05/15/54  100,000 105,324
EnQuest PLC (United Kingdom)
11.625% due 11/01/27 ~ 185,000 190,479
EQM Midstream Partners LP
4.750% due 01/15/31 ~ 55,000 52,923
6.375% due 04/01/29 ~ 868,000 888,317
7.500% due 06/01/27 ~ 445,000 454,603
FORESEA Holding SA (Luxembourg)
7.500% due 06/15/30 ~ 300,000 290,062
FTAI Infra Escrow Holdings LLC
10.500% due 06/01/27 ~ 200,000 210,079
Genesis Energy LP/Genesis Energy
Finance Corp.
7.875% due 05/15/32  255,000 257,042
8.250% due 01/15/29  203,000 209,744
8.875% due 04/15/30  241,000 250,519
Global Partners LP/GLP Finance Corp.
6.875% due 01/15/29  100,000 99,877
7.000% due 08/01/27  150,000 149,691
8.250% due 01/15/32 ~ 170,000 174,892
Greenfire Resources Ltd. (Canada)
12.000% due 10/01/28 ~ 40,000 42,373
Gulfport Energy Operating Corp.
6.750% due 09/01/29 ~ 94,000 95,368
Harvest Midstream I LP
7.500% due 09/01/28 ~ 200,000 202,126
7.500% due 05/15/32 ~ 29,000 29,822
a
Principal
Amount Value
Helix Energy Solutions Group, Inc.
9.750% due 03/01/29 ~ $ 350,000 $ 374,081
Hess Midstream Operations LP
4.250% due 02/15/30 ~ 5,000 4,707
5.875% due 03/01/28 ~ 158,000 158,838
6.500% due 06/01/29 ~ 47,000 47,975
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% due 02/01/29 ~ 250,000 241,747
6.000% due 04/15/30 ~ 460,000 437,966
6.250% due 11/01/28 ~ 40,000 39,995
6.875% due 05/15/34 ~ 2,000 1,883
7.250% due 02/15/35 ~ 152,000 145,355
8.375% due 11/01/33 ~ 85,000 87,193
Howard Midstream Energy Partners LLC
8.875% due 07/15/28 ~ 100,000 104,353
Ithaca Energy North Sea PLC (United
Kingdom)
8.125% due 10/15/29 ~ 200,000 204,603
ITT Holdings LLC
6.500% due 08/01/29 ~ 250,000 230,882
Kimmeridge Texas Gas LLC
8.500% due 02/15/30 ~ 100,000 100,020
Kinetik Holdings LP
6.625% due 12/15/28 ~ 278,000 282,627
Kodiak Gas Services LLC
7.250% due 02/15/29 ~ 354,000 361,134
Kraken Oil & Gas Partners LLC
7.625% due 08/15/29 ~ 13,000 12,705
Long Ridge Energy LLC
8.750% due 02/15/32 ~ 86,000 83,178
Matador Resources Co.
6.250% due 04/15/33 ~ 2,000 1,956
6.500% due 04/15/32 ~ 56,000 55,544
6.875% due 04/15/28 ~ 445,000 450,965
MEG Energy Corp. (Canada)
5.875% due 02/01/29 ~ 80,000 78,731
Murphy Oil Corp.
6.000% due 10/01/32  483,000 465,107
Nabors Industries Ltd.
7.500% due 01/15/28 ~ 22,000 20,271
Nabors Industries, Inc.
8.875% due 08/15/31 ~ 199,000 172,988
9.125% due 01/31/30 ~ 84,333 84,442
New Fortress Energy, Inc.
8.750% due 03/15/29 ~ 100,000 69,103
NFE Financing LLC
12.000% due 11/15/29 ~ 642,227 541,826
NGL Energy Operating LLC/NGL Energy
Finance Corp.
8.125% due 02/15/29 ~ 119,000 119,928
8.375% due 02/15/32 ~ 162,000 162,544
Noble Finance II LLC
8.000% due 04/15/30 ~ 269,000 269,014
Northern Oil & Gas, Inc.
8.750% due 06/15/31 ~ 58,000 59,230
Northriver Midstream Finance LP (Canada)
5.625% due 02/15/26 ~ 250,000 249,039
6.750% due 07/15/32 ~ 57,000 57,579
NuStar Logistics LP
5.625% due 04/28/27  265,000 264,115
6.000% due 06/01/26  171,000 171,893
Oceaneering International, Inc.
6.000% due 02/01/28  300,000 297,038

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Parkland Corp. (Canada)
4.500% due 10/01/29 ~ $ 140,000 $ 132,127
5.875% due 07/15/27 ~ 132,000 131,648
6.625% due 08/15/32 ~ 447,000 447,124
PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/28  150,000 139,657
7.875% due 09/15/30 ~ 236,000 206,969
9.875% due 03/15/30 ~ 255,000 241,386
Permian Resources Operating LLC
5.875% due 07/01/29 ~ 330,000 325,930
7.000% due 01/15/32 ~ 89,000 91,087
8.000% due 04/15/27 ~ 100,000 101,961
9.875% due 07/15/31 ~ 235,000 257,570
Prairie Acquiror LP
9.000% due 08/01/29 ~ 364,000 370,861
Precision Drilling Corp. (Canada)
6.875% due 01/15/29 ~ 250,000 244,479
Puma International Financing SA
(Singapore)
5.000% due 01/24/26 ~ 94,896 94,097
7.750% due 04/25/29 ~ 150,000 151,623
Range Resources Corp.
4.750% due 02/15/30 ~ 4,000 3,808
Rockies Express Pipeline LLC
3.600% due 05/15/25 ~ 250,000 249,287
6.750% due 03/15/33 ~ 42,000 42,756
7.500% due 07/15/38 ~ 300,000 303,080
Saturn Oil & Gas, Inc. (Canada)
9.625% due 06/15/29 ~ 40,000 38,721
Seadrill Finance Ltd. (Norway)
8.375% due 08/01/30 ~ 300,000 300,078
Sitio Royalties Operating Partnership LP/
Sitio Finance Corp.
7.875% due 11/01/28 ~ 230,000 236,889
SM Energy Co.
6.625% due 01/15/27  100,000 99,822
6.750% due 09/15/26  60,000 60,027
6.750% due 08/01/29 ~ 305,000 300,745
7.000% due 08/01/32 ~ 360,000 353,661
South Bow Canadian Infrastructure
Holdings Ltd. (Canada)
7.500% due 03/01/55 ~ 106,000 107,380
7.625% due 03/01/55 ~ 392,000 398,088
Star Holding LLC
8.750% due 08/01/31 ~ 150,000 143,564
Strathcona Resources Ltd. (Canada)
6.875% due 08/01/26 ~ 200,000 199,727
Summit Midstream Holdings LLC
8.625% due 10/31/29 ~ 98,000 100,093
Sunnova Energy Corp.
5.875% due 09/01/26 ~ ∂ 110,000 46,875
11.750% due 10/01/28 ~ ∂ 31,000 13,215
Sunoco LP
6.250% due 07/01/33 ~ 60,000 60,104
7.000% due 05/01/29 ~ 500,000 511,912
7.250% due 05/01/32 ~ 82,000 84,756
Sunoco LP/Sunoco Finance Corp.
7.000% due 09/15/28 ~ 530,000 542,805
Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.
6.000% due 12/31/30 ~ 312,000 296,326
7.375% due 02/15/29 ~ 170,000 170,977
a
Principal
Amount Value
Talos Production, Inc.
9.000% due 02/01/29 ~ $ 370,000 $ 380,536
9.375% due 02/01/31 ~ 78,000 79,437
TerraForm Power Operating LLC
4.750% due 01/15/30 ~ 237,000 220,546
TGNR Intermediate Holdings LLC
5.500% due 10/15/29 ~ 320,000 300,810
TGS ASA (Norway)
8.500% due 01/15/30 ~ 250,000 258,824
TransMontaigne Partners LLC
8.500% due 06/15/30 ~ 142,000 143,199
Transocean Aquila Ltd.
8.000% due 09/30/28 ~ 1,631 1,664
Transocean Poseidon Ltd.
6.875% due 02/01/27 ~ 49,350 49,084
Transocean, Inc.
8.000% due 02/01/27 ~ 250,000 249,218
8.250% due 05/15/29 ~ 40,000 39,130
8.500% due 05/15/31 ~ 3,000 2,918
8.750% due 02/15/30 ~ 32,000 33,255
9.350% due 12/15/41  490,000 406,781
USA Compression Partners LP/USA
Compression Finance Corp.
7.125% due 03/15/29 ~ 525,000 534,331
Valaris Ltd.
8.375% due 04/30/30 ~ 193,000 193,369
Venture Global Calcasieu Pass LLC
3.875% due 11/01/33 ~ 400,000 344,584
4.125% due 08/15/31 ~ 544,000 494,665
Venture Global LNG, Inc.
7.000% due 01/15/30 ~ 420,000 414,079
8.125% due 06/01/28 ~ 344,000 351,725
8.375% due 06/01/31 ~ 713,000 723,628
9.500% due 02/01/29 ~ 687,000 737,107
9.875% due 02/01/32 ~ 773,000 821,475
Vermilion Energy, Inc. (Canada)
6.875% due 05/01/30 ~ 350,000 343,098
7.250% due 02/15/33 ~ 85,000 81,021
Viper Energy, Inc.
5.375% due 11/01/27 ~ 170,000 168,550
7.375% due 11/01/31 ~ 25,000 26,171
Viridien (France)
10.000% due 10/15/30 ~ 193,000 197,940
Vital Energy, Inc.
7.875% due 04/15/32 ~ 134,000 124,873
9.750% due 10/15/30  140,000 142,531
W&T Offshore, Inc.
10.750% due 02/01/29 ~ 225,000 217,790
Weatherford International Ltd.
8.625% due 04/30/30 ~ 100,000 101,607
Wildfire Intermediate Holdings LLC
7.500% due 10/15/29 ~ 74,000 72,126
35,083,777
Financial - 13.6%
Acadian Asset Management, Inc.
4.800% due 07/27/26  100,000 98,723
Acrisure LLC/Acrisure Finance, Inc.
7.500% due 11/06/30 ~ 435,000 442,854
8.250% due 02/01/29 ~ 221,000 227,244
8.500% due 06/15/29 ~ 54,000 56,297
AG Issuer LLC
6.250% due 03/01/28 ~ 210,000 206,691

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
AG TTMT Escrow Issuer LLC
8.625% due 09/30/27 ~ $ 120,000 $ 123,137
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
6.500% due 10/01/31 ~ 304,000 298,812
6.750% due 04/15/28 ~ 480,000 482,177
7.000% due 01/15/31 ~ 626,000 628,415
7.375% due 10/01/32 ~ 108,000 108,609
Ally Financial, Inc.
6.646% due 01/17/40  103,000 99,731
6.700% due 02/14/33  150,000 150,114
AmWINS Group, Inc.
6.375% due 02/15/29 ~ 113,000 113,932
Anywhere Real Estate Group LLC/
Anywhere Co-Issuer Corp.
7.000% due 04/15/30 ~ 300,000 267,108
Anywhere Real Estate Group LLC/Realogy
Co-Issuer Corp.
5.250% due 04/15/30 ~ 17,000 12,731
APH Somerset Investor 2 LLC/APH2
Somerset Investor 2 LLC/APH3 Somerset
Investor 2 LLC
7.875% due 11/01/29 ~ 352,000 347,260
Apollo Commercial Real Estate Finance,
Inc.
4.625% due 06/15/29 ~ 150,000 136,171
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 316,000 322,153
Ardonagh Group Finance Ltd. (United
Kingdom)
8.875% due 02/15/32 ~ 279,000 284,340
Aretec Group, Inc.
10.000% due 08/15/30 ~ 100,286 107,792
Armor Holdco, Inc.
8.500% due 11/15/29 ~ 250,000 243,048
Assurant, Inc.
7.000% due 03/27/48  200,000 204,250
AssuredPartners, Inc.
7.500% due 02/15/32 ~ 67,000 71,573
Azorra Finance Ltd.
7.750% due 04/15/30 ~ 283,000 282,391
Baldwin Insurance Group Holdings LLC/
Baldwin Insurance Group Holdings
Finance
7.125% due 05/15/31 ~ 232,000 235,288
Blackstone Mortgage Trust, Inc.
7.750% due 12/01/29 ~ 38,000 39,145
Blackstone Mortgage Trust, Inc. REIT
3.750% due 01/15/27 ~ 395,000 376,671
Brandywine Operating Partnership LP
3.950% due 11/15/27  50,000 47,314
4.550% due 10/01/29  350,000 318,670
8.875% due 04/12/29  33,000 34,603
Bread Financial Holdings, Inc.
8.375% due 06/15/35 ~ 100,000 97,873
9.750% due 03/15/29 ~ 419,000 442,653
BroadStreet Partners, Inc.
5.875% due 04/15/29 ~ 105,000 101,014
Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/GGSI
Sellco LLC
4.500% due 04/01/27 ~ 131,000 125,633
Burford Capital Global Finance LLC
6.875% due 04/15/30 ~ 20,000 19,771
a
Principal
Amount Value
9.250% due 07/01/31 ~ $ 38,000 $ 40,083
Cobra AcquisitionCo LLC
6.375% due 11/01/29 ~ 200,000 171,068
12.250% due 11/01/29 ~ 100,000 102,034
Coinbase Global, Inc.
3.375% due 10/01/28 ~ 300,000 271,046
3.625% due 10/01/31 ~ 85,000 71,994
Compass Group Diversified Holdings LLC
5.000% due 01/15/32 ~ 400,000 358,611
5.250% due 04/15/29 ~ 335,000 316,295
Constellation Insurance, Inc.
6.800% due 01/24/30 ~ 400,000 395,492
Credit Acceptance Corp.
6.625% due 03/15/30 ~ 212,000 209,244
9.250% due 12/15/28 ~ 88,000 93,271
Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/28 ~ 38,000 38,125
8.875% due 09/01/31 ~ 155,000 164,714
Diversified Healthcare Trust
4.750% due 02/15/28  350,000 301,128
Encore Capital Group, Inc.
9.250% due 04/01/29 ~ 50,000 52,429
Enova International, Inc.
9.125% due 08/01/29 ~ 203,000 209,372
11.250% due 12/15/28 ~ 63,000 67,922
EZCORP, Inc.
7.375% due 04/01/32 ~ 27,000 27,461
Five Point Operating Co. LP/Five Point
Capital Corp.
10.500% due 01/15/28 ~ § 50,000 50,978
Focus Financial Partners LLC
6.750% due 09/15/31 ~ 170,000 167,812
Freedom Mortgage Corp.
7.625% due 05/01/26 ~ 240,000 239,576
12.000% due 10/01/28 ~ 253,000 271,958
12.250% due 10/01/30 ~ 204,000 224,945
Freedom Mortgage Holdings LLC
8.375% due 04/01/32 ~ 219,000 214,170
9.125% due 05/15/31 ~ 463,000 466,501
9.250% due 02/01/29 ~ 240,000 243,924
Genworth Holdings, Inc.
6.500% due 06/15/34  100,000 96,760
GGAM Finance Ltd. (Ireland)
5.875% due 03/15/30 ~ 3,000 2,968
6.875% due 04/15/29 ~ 87,000 88,253
7.750% due 05/15/26 ~ 150,000 151,760
8.000% due 02/15/27 ~ 96,000 98,434
8.000% due 06/15/28 ~ 100,000 104,945
Global Aircraft Leasing Co. Ltd. (Cayman)
8.750% due 09/01/27 ~ 397,000 404,019
Global Atlantic Fin Co.
4.700% due 10/15/51 ~ 350,000 337,370
7.950% due 10/15/54 ~ 35,000 36,407
Global Net Lease, Inc./Global Net Lease
Operating Partnership LP
3.750% due 12/15/27 ~ 250,000 235,504
goeasy Ltd. (Canada)
due 10/01/30 # ~ 125,000 122,768
6.875% due 05/15/30 ~ 77,000 75,488
7.625% due 07/01/29 ~ 230,000 230,329
9.250% due 12/01/28 ~ 62,000 65,159
Greystar Real Estate Partners LLC
7.750% due 09/01/30 ~ 60,000 62,774

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Hightower Holding LLC
6.750% due 04/15/29 ~ $ 3,000 $ 2,912
9.125% due 01/31/30 ~ 182,000 187,454
Howard Hughes Corp.
4.125% due 02/01/29 ~ 400,000 365,343
4.375% due 02/01/31 ~ 230,000 204,974
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance
LLC (United Kingdom)
7.250% due 02/15/31 ~ 200,000 202,066
8.125% due 02/15/32 ~ 52,000 52,599
HUB International Ltd.
5.625% due 12/01/29 ~ 200,000 193,656
7.250% due 06/15/30 ~ 400,000 412,270
7.375% due 01/31/32 ~ 470,000 478,840
Hudson Pacific Properties LP
3.950% due 11/01/27  300,000 265,638
4.650% due 04/01/29  50,000 37,864
5.950% due 02/15/28  250,000 217,359
Hunt Cos., Inc.
5.250% due 04/15/29 ~ 200,000 191,316
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.375% due 02/01/29  150,000 125,142
5.250% due 05/15/27  200,000 190,396
6.250% due 05/15/26  240,000 237,866
9.000% due 06/15/30  110,000 104,134
9.750% due 01/15/29  115,000 114,456
10.000% due 11/15/29 ~ 294,000 292,308
Intesa Sanpaolo SpA (Italy)
4.950% due 06/01/42 ~ 250,000 201,189
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 355,000 325,761
5.000% due 07/15/28 ~ 165,000 160,097
5.250% due 07/15/30 ~ 125,000 119,969
5.625% due 07/15/32 ~ 900,000 861,116
6.250% due 01/15/33 ~ 211,000 209,117
7.000% due 02/15/29 ~ 68,000 69,599
Jane Street Group/JSG Finance, Inc.
6.125% due 11/01/32 ~ 288,000 283,589
7.125% due 04/30/31 ~ 278,000 285,788
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000% due 08/15/28 ~ 300,000 282,291
Jefferson Capital Holdings LLC
6.000% due 08/15/26 ~ 100,000 99,490
9.500% due 02/15/29 ~ 45,000 47,932
Jones Deslauriers Insurance Management,
Inc. (Canada)
8.500% due 03/15/30 ~ 250,000 262,800
10.500% due 12/15/30 ~ 73,000 78,244
Kennedy-Wilson, Inc.
4.750% due 03/01/29  493,000 451,934
4.750% due 02/01/30  193,000 172,853
Ladder Capital Finance Holdings LLLP/
Ladder Capital Finance Corp.
4.250% due 02/01/27 ~ 485,000 472,706
5.250% due 10/01/25 ~ 250,000 249,432
7.000% due 07/15/31 ~ 42,000 43,138
LD Holdings Group LLC
6.125% due 04/01/28 ~ 50,000 39,688
8.750% due 11/01/27 ~ 228,000 207,517
LFS Topco LLC
5.875% due 10/15/26 ~ 140,000 137,056
a
Principal
Amount Value
Liberty Mutual Group, Inc.
4.125% due 12/15/51 ~ $ 250,000 $ 239,435
4.300% due 02/01/61 ~ 500,000 312,182
Midcap Financial Issuer Trust
5.625% due 01/15/30 ~ 250,000 227,073
6.500% due 05/01/28 ~ 250,000 241,228
MPT Operating Partnership LP/MPT
Finance Corp.
3.500% due 03/15/31  405,000 270,531
5.000% due 10/15/27  650,000 588,057
8.500% due 02/15/32 ~ 215,000 219,183
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/30 ~ 505,000 506,230
5.500% due 08/15/28 ~ 351,000 348,385
6.500% due 08/01/29 ~ 130,000 131,898
7.125% due 02/01/32 ~ 52,000 54,061
Navient Corp.
5.625% due 08/01/33  350,000 301,920
6.750% due 06/15/26  100,000 100,789
9.375% due 07/25/30  367,000 391,346
11.500% due 03/15/31  145,000 162,107
Newmark Group, Inc.
7.500% due 01/12/29  93,000 97,619
Office Properties Income Trust
3.250% due 03/15/27 ~ 98,539 81,451
9.000% due 03/31/29 ~ 36,000 34,457
9.000% due 09/30/29 ~ 200,000 164,094
OneMain Finance Corp.
3.875% due 09/15/28  215,000 198,971
4.000% due 09/15/30  160,000 141,141
5.375% due 11/15/29  195,000 185,669
6.625% due 01/15/28  216,000 217,786
6.625% due 05/15/29  125,000 125,390
6.750% due 03/15/32  209,000 205,391
7.125% due 11/15/31  223,000 224,515
7.500% due 05/15/31  244,000 248,477
7.875% due 03/15/30  350,000 363,077
9.000% due 01/15/29  226,000 237,339
Osaic Holdings, Inc.
10.750% due 08/01/27 ~ 100,000 101,960
Oxford Finance LLC/Oxford Finance Co-
Issuer II, Inc.
6.375% due 02/01/27 ~ 275,000 272,569
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 777,000 792,215
Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer
4.875% due 05/15/29 ~ 3,000 2,802
5.875% due 10/01/28 ~ 241,000 235,384
7.000% due 02/01/30 ~ 211,000 212,739
PennyMac Financial Services, Inc.
5.750% due 09/15/31 ~ 190,000 180,535
6.875% due 02/15/33 ~ 154,000 153,230
7.125% due 11/15/30 ~ 483,000 491,126
7.875% due 12/15/29 ~ 79,000 82,253
PHH Escrow Issuer LLC/PHH Corp.
9.875% due 11/01/29 ~ 265,000 255,995
Planet Financial Group LLC
10.500% due 12/15/29 ~ 447,000 449,024
PRA Group, Inc.
5.000% due 10/01/29 ~ 50,000 46,100
8.375% due 02/01/28 ~ 160,000 163,618

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
8.875% due 01/31/30 ~ $ 110,000 $ 114,854
Prospect Capital Corp.
3.364% due 11/15/26  100,000 92,911
3.437% due 10/15/28  100,000 86,298
3.706% due 01/22/26  100,000 97,599
Provident Funding Associates LP/PFG
Finance Corp.
9.750% due 09/15/29 ~ 250,000 256,101
Rfna LP
7.875% due 02/15/30 ~ 50,000 49,431
RHP Hotel Properties LP/RHP Finance
Corp.
4.500% due 02/15/29 ~ 110,000 104,147
6.500% due 04/01/32 ~ 94,000 93,907
7.250% due 07/15/28 ~ 416,000 426,275
Rithm Capital Corp.
8.000% due 04/01/29 ~ 350,000 348,350
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer, Inc.
2.875% due 10/15/26 ~ 619,000 593,722
3.625% due 03/01/29 ~ 275,000 253,824
3.875% due 03/01/31 ~ 390,000 349,816
Ryan Specialty LLC
5.875% due 08/01/32 ~ 171,000 169,043
SBA Communications Corp.
3.125% due 02/01/29  315,000 287,739
Service Properties Trust
3.950% due 01/15/28  200,000 181,533
4.750% due 10/01/26  150,000 147,333
4.950% due 02/15/27  160,000 155,941
5.500% due 12/15/27  350,000 337,901
8.375% due 06/15/29  325,000 325,165
8.625% due 11/15/31 ~ 125,000 131,954
8.875% due 06/15/32  100,000 99,081
SLM Corp.
3.125% due 11/02/26  175,000 169,191
6.500% due 01/31/30  27,000 27,728
Starwood Property Trust, Inc.
due 10/15/30 # ~ 117,000 116,208
3.625% due 07/15/26 ~ 110,000 106,671
4.375% due 01/15/27 ~ 20,000 19,455
6.000% due 04/15/30 ~ 129,000 126,200
6.500% due 07/01/30 ~ 105,000 105,168
7.250% due 04/01/29 ~ 88,000 90,323
StoneX Group, Inc.
7.875% due 03/01/31 ~ 78,000 81,489
Synchrony Financial
7.250% due 02/02/33  188,000 193,624
Synovus Financial Corp.
7.538% due 02/07/29  100,000 102,864
Texas Capital Bancshares, Inc.
4.000% due 05/06/31  300,000 292,015
TrueNoord Capital DAC (Ireland)
8.750% due 03/01/30 ~ 133,000 135,124
UniCredit SpA (Italy)
5.459% due 06/30/35 ~ 450,000 442,335
United Wholesale Mortgage LLC
5.500% due 11/15/25 ~ 95,000 94,808
5.500% due 04/15/29 ~ 335,000 323,263
5.750% due 06/15/27 ~ 185,000 182,063
Uniti Group LP/Uniti Fiber Holdings, Inc./
CSL Capital LLC
6.000% due 01/15/30 ~ 240,000 208,026
a
Principal
Amount Value
Uniti Group LP/Uniti Group Finance 2019,
Inc./CSL Capital LLC
4.750% due 04/15/28 ~ $ 250,000 $ 239,084
6.500% due 02/15/29 ~ 149,000 134,050
10.500% due 02/15/28 ~ 432,000 459,236
USI, Inc.
7.500% due 01/15/32 ~ 107,000 109,293
UWM Holdings LLC
6.625% due 02/01/30 ~ 280,000 277,980
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/31 ~ 142,000 146,013
Vornado Realty LP
2.150% due 06/01/26  50,000 48,237
3.400% due 06/01/31  63,000 53,379
Walker & Dunlop, Inc.
6.625% due 04/01/33 ~ 125,000 124,802
XHR LP
6.625% due 05/15/30 ~ 165,000 162,193
42,308,277
Industrial - 10.7%
AAR Escrow Issuer LLC
6.750% due 03/15/29 ~ 280,000 284,792
Advanced Drainage Systems, Inc.
6.375% due 06/15/30 ~ 187,000 187,979
AECOM
5.125% due 03/15/27  165,000 163,858
AmeriTex HoldCo Intermediate LLC
10.250% due 10/15/28 ~ 413,000 424,402
Amsted Industries, Inc.
6.375% due 03/15/33 ~ 92,000 91,618
Arcosa, Inc.
6.875% due 08/15/32 ~ 133,000 134,948
Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC
3.250% due 09/01/28 ~ 300,000 269,171
6.000% due 06/15/27 ~ 200,000 197,382
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc.
5.250% due 08/15/27 ~ 300,000 138,871
Artera Services LLC
8.500% due 02/15/31 ~ 72,778 67,985
Atkore, Inc.
4.250% due 06/01/31 ~ 200,000 176,389
ATP Tower Holdings/Andean Telecom
Partners Chile SpA/Andean Tower
Partners C (Chile)
7.875% due 02/03/30 ~ 350,000 351,286
ATS Corp. (Canada)
4.125% due 12/15/28 ~ 200,000 185,949
Axon Enterprise, Inc.
6.125% due 03/15/30 ~ 103,000 104,208
6.250% due 03/15/33 ~ 80,000 81,023
Ball Corp.
3.125% due 09/15/31  123,000 106,712
6.000% due 06/15/29  175,000 177,293
Berry Global, Inc.
4.500% due 02/15/26 ~ 189,000 187,904
Bombardier, Inc. (Canada)
7.000% due 06/01/32 ~ 505,000 503,447
7.250% due 07/01/31 ~ 84,000 84,391
7.500% due 02/01/29 ~ 115,000 118,038
8.750% due 11/15/30 ~ 488,000 515,108

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Brand Industrial Services, Inc.
10.375% due 08/01/30 ~ $ 241,000 $ 230,216
Brightline East LLC
11.000% due 01/31/30 ~ 350,000 308,690
Brundage-Bone Concrete Pumping
Holdings, Inc.
7.500% due 02/01/32 ~ 320,000 305,058
Builders FirstSource, Inc.
4.250% due 02/01/32 ~ 232,000 207,722
6.375% due 03/01/34 ~ 105,000 104,324
BWX Technologies, Inc.
4.125% due 06/30/28 ~ 350,000 330,839
4.125% due 04/15/29 ~ 200,000 186,940
Calderys Financing LLC (France)
11.250% due 06/01/28 ~ 125,000 131,803
Camelot Return Merger Sub, Inc.
8.750% due 08/01/28 ~ 100,000 82,501
Carriage Purchaser, Inc.
7.875% due 10/15/29 ~ 52,000 46,558
Cascades, Inc./Cascades USA, Inc.
(Canada)
5.125% due 01/15/26 ~ 171,000 169,612
5.375% due 01/15/28 ~ 175,000 169,761
Chart Industries, Inc.
7.500% due 01/01/30 ~ 285,000 295,943
9.500% due 01/01/31 ~ 100,000 106,830
Clean Harbors, Inc.
5.125% due 07/15/29 ~ 400,000 390,490
Clydesdale Acquisition Holdings, Inc.
due 04/15/32 # ~ 171,000 172,321
6.875% due 01/15/30 ~ 67,000 67,592
8.750% due 04/15/30 ~ 2,000 2,030
Coherent Corp.
5.000% due 12/15/29 ~ 200,000 190,966
Cornerstone Building Brands, Inc.
6.125% due 01/15/29 ~ 200,000 122,249
9.500% due 08/15/29 ~ 150,000 124,952
Covanta Holding Corp.
4.875% due 12/01/29 ~ 200,000 186,226
CP Atlas Buyer, Inc.
7.000% due 12/01/28 ~ 200,000 158,357
Crown Americas LLC
5.250% due 04/01/30  190,000 185,254
Crown Americas LLC/Crown Americas
Capital Corp. V
4.250% due 09/30/26  190,000 186,448
Danaos Corp. (Greece)
8.500% due 03/01/28 ~ 400,000 408,584
Dycom Industries, Inc.
4.500% due 04/15/29 ~ 85,000 79,550
EMRLD Borrower LP/Emerald Co-Issuer,
Inc.
6.625% due 12/15/30 ~ 706,000 707,196
6.750% due 07/15/31 ~ 53,000 53,404
Energizer Holdings, Inc.
4.750% due 06/15/28 ~ 100,000 95,837
6.500% due 12/31/27 ~ 100,000 100,637
EnerSys
4.375% due 12/15/27 ~ 250,000 243,481
6.625% due 01/15/32 ~ 30,000 30,502
Enpro, Inc.
5.750% due 10/15/26  100,000 100,199
a
Principal
Amount Value
Enviri Corp.
5.750% due 07/31/27 ~ $ 100,000 $ 95,606
Esab Corp.
6.250% due 04/15/29 ~ 4,000 4,063
Fortress Transportation & Infrastructure
Investors LLC
5.875% due 04/15/33 ~ 100,000 95,663
7.000% due 05/01/31 ~ 235,000 238,952
7.000% due 06/15/32 ~ 125,000 126,855
7.875% due 12/01/30 ~ 15,333 16,057
FXI Holdings, Inc.
12.250% due 11/15/26 ~ 148,000 138,132
Genesee & Wyoming, Inc.
6.250% due 04/15/32 ~ 33,000 33,015
GFL Environmental, Inc.
3.500% due 09/01/28 ~ 150,000 141,889
6.750% due 01/15/31 ~ 520,000 536,672
Global Infrastructure Solutions, Inc.
7.500% due 04/15/32 ~ 119,000 117,561
Goat Holdco LLC
6.750% due 02/01/32 ~ 244,000 239,033
GrafTech Finance, Inc.
4.625% due 12/23/29 ~ 200,000 138,250
Graphic Packaging International LLC
4.750% due 07/15/27 ~ 200,000 196,098
6.375% due 07/15/32 ~ 40,000 40,141
Great Lakes Dredge & Dock Corp.
5.250% due 06/01/29 ~ 200,000 181,372
Griffon Corp.
5.750% due 03/01/28  130,000 127,359
Hillenbrand, Inc.
3.750% due 03/01/31  225,000 197,533
6.250% due 02/15/29  208,000 208,643
Husky Injection Molding Systems Ltd./Titan
Co-Borrower LLC (Canada)
9.000% due 02/15/29 ~ 281,000 281,873
Imola Merger Corp.
4.750% due 05/15/29 ~ 630,000 598,810
INNOVATE Corp.
8.500% due 02/01/26 ~ 250,000 234,433
Iris Holding, Inc.
10.000% due 12/15/28 ~ 175,000 156,469
James Hardie International Finance DAC
5.000% due 01/15/28 ~ 200,000 194,438
JELD-WEN, Inc.
7.000% due 09/01/32 ~ 12,000 10,660
Knife River Corp.
7.750% due 05/01/31 ~ 65,000 67,731
LABL, Inc.
5.875% due 11/01/28 ~ 40,000 31,553
8.625% due 10/01/31 ~ 178,000 132,808
9.500% due 11/01/28 ~ 243,000 205,756
10.500% due 07/15/27 ~ 300,000 267,709
Louisiana-Pacific Corp.
3.625% due 03/15/29 ~ 99,000 92,846
LSB Industries, Inc.
6.250% due 10/15/28 ~ 255,000 246,003
Madison IAQ LLC
4.125% due 06/30/28 ~ 210,000 198,363
Manitowoc Co., Inc.
9.250% due 10/01/31 ~ 390,000 401,384
Masterbrand, Inc.
7.000% due 07/15/32 ~ 258,000 257,820

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/27 ~ $ 565,000 $ 554,407
9.250% due 04/15/27 ~ 396,000 374,031
Maxim Crane Works Holdings Capital LLC
11.500% due 09/01/28 ~ 83,000 83,410
Miter Brands Acquisition Holdco, Inc./MIWD
Borrower LLC
6.750% due 04/01/32 ~ 233,000 231,078
MIWD Holdco II LLC/MIWD Finance Corp.
5.500% due 02/01/30 ~ 220,000 198,295
Moog, Inc.
4.250% due 12/15/27 ~ 100,000 96,430
Mueller Water Products, Inc.
4.000% due 06/15/29 ~ 50,000 46,498
NAC Aviation 29 DAC (Ireland)
4.750% due 06/30/26  177,591 176,985
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 ~ 120,000 116,087
OI European Group BV
4.750% due 02/15/30 ~ 25,000 22,909
Oscar AcquisitionCo LLC/Oscar Finance,
Inc.
9.500% due 04/15/30 ~ 450,000 404,527
Owens-Brockway Glass Container, Inc.
7.250% due 05/15/31 ~ 95,000 92,863
Pactiv LLC
7.950% due 12/15/25  100,000 101,893
8.375% due 04/15/27  350,000 373,383
Park-Ohio Industries, Inc.
6.625% due 04/15/27  250,000 241,993
Quikrete Holdings, Inc.
6.375% due 03/01/32 ~ 740,000 745,302
6.750% due 03/01/33 ~ 421,000 419,468
Railworks Holdings LP/Railworks Rally, Inc.
8.250% due 11/15/28 ~ 150,000 147,127
Rand Parent LLC
8.500% due 02/15/30 ~ 380,000 376,760
Reworld Holding Corp.
5.000% due 09/01/30  5,000 4,642
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 ~ 5,000 4,700
Sealed Air Corp.
5.000% due 04/15/29 ~ 100,000 97,209
6.875% due 07/15/33 ~ 404,000 423,148
Sealed Air Corp./Sealed Air Corp. U.S.
6.125% due 02/01/28 ~ 107,000 107,224
Seaspan Corp. (Hong Kong)
5.500% due 08/01/29 ~ 531,000 481,647
Sensata Technologies BV
4.000% due 04/15/29 ~ 350,000 322,030
5.875% due 09/01/30 ~ 210,000 202,906
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 250,000 218,610
4.375% due 02/15/30 ~ 300,000 277,432
6.625% due 07/15/32 ~ 185,000 183,385
Silgan Holdings, Inc.
4.125% due 02/01/28  15,000 14,403
Smyrna Ready Mix Concrete LLC
6.000% due 11/01/28 ~ 350,000 339,961
8.875% due 11/15/31 ~ 154,000 159,710
Spirit AeroSystems, Inc.
4.600% due 06/15/28  505,000 484,837
9.375% due 11/30/29 ~ 275,000 293,707
a
Principal
Amount Value
9.750% due 11/15/30 ~ $ 120,000 $ 132,611
SPX FLOW, Inc.
8.750% due 04/01/30 ~ 167,000 171,806
Standard Building Solutions, Inc.
6.500% due 08/15/32 ~ 93,000 93,080
Standard Industries, Inc.
3.375% due 01/15/31 ~ 145,000 126,191
4.375% due 07/15/30 ~ 100,000 92,352
4.750% due 01/15/28 ~ 390,000 377,867
Star Leasing Co. LLC
7.625% due 02/15/30 ~ 233,000 224,179
Stonepeak Nile Parent LLC
7.250% due 03/15/32 ~ 3,000 3,061
Terex Corp.
5.000% due 05/15/29 ~ 400,000 382,092
6.250% due 10/15/32 ~ 136,000 132,076
TK Elevator Holdco GmbH (Germany)
7.625% due 07/15/28 ~ 400,000 400,882
TK Elevator U.S. Newco, Inc. (Germany)
5.250% due 07/15/27 ~ 298,000 292,615
TopBuild Corp.
4.125% due 02/15/32 ~ 35,000 31,167
TransDigm, Inc.
4.875% due 05/01/29  70,000 66,548
5.500% due 11/15/27  500,000 494,684
6.000% due 01/15/33 ~ 775,000 763,672
6.375% due 03/01/29 ~ 530,000 536,066
6.625% due 03/01/32 ~ 147,000 149,057
6.750% due 08/15/28 ~ 354,000 359,613
6.875% due 12/15/30 ~ 424,000 433,686
7.125% due 12/01/31 ~ 3,000 3,090
Trident TPI Holdings, Inc.
12.750% due 12/31/28 ~ 210,000 225,493
TriMas Corp.
4.125% due 04/15/29 ~ 100,000 93,049
Trinity Industries, Inc.
7.750% due 07/15/28 ~ 390,000 404,549
Triumph Group, Inc.
9.000% due 03/15/28 ~ 109,000 114,726
Trivium Packaging Finance BV
(Netherlands)
8.500% due 08/15/27 ~ 5,000 4,980
Tutor Perini Corp.
11.875% due 04/30/29 ~ 231,000 254,594
Waste Pro USA, Inc.
7.000% due 02/01/33 ~ 73,000 73,429
Watco Cos. LLC/Watco Finance Corp.
7.125% due 08/01/32 ~ 42,000 42,273
Weekley Homes LLC/Weekley Finance
Corp.
4.875% due 09/15/28 ~ 284,000 269,782
Werner FinCo LP/Werner FinCo, Inc.
11.500% due 06/15/28 ~ 100,000 108,630
WESCO Distribution, Inc.
6.375% due 03/15/29 ~ 360,000 364,628
6.375% due 03/15/33 ~ 94,000 94,554
6.625% due 03/15/32 ~ 60,000 60,940
7.250% due 06/15/28 ~ 190,000 192,825
Wilsonart LLC
11.000% due 08/15/32 ~ 87,000 79,960
Wrangler Holdco Corp. (Canada)
6.625% due 04/01/32 ~ 29,000 29,556

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
XPO, Inc.
7.125% due 06/01/31 ~ $ 3,000 $ 3,075
7.125% due 02/01/32 ~ 63,000 64,606
33,254,417
Technology - 4.8%
Ahead DB Holdings LLC
6.625% due 05/01/28 ~ 33,000 32,249
Alteryx, Inc.
8.750% due 03/15/28 ~ 294,000 298,975
Amentum Holdings, Inc.
7.250% due 08/01/32 ~ 305,000 300,353
ams-OSRAM AG (Austria)
12.250% due 03/30/29 ~ 250,000 257,159
ASGN, Inc.
4.625% due 05/15/28 ~ 479,000 457,562
AthenaHealth Group, Inc.
6.500% due 02/15/30 ~ 435,000 408,416
Camelot Finance SA
4.500% due 11/01/26 ~ 200,000 196,245
Capstone Borrower, Inc.
8.000% due 06/15/30 ~ 119,000 122,329
Central Parent LLC/CDK Global II LLC/CDK
Financing Co., Inc.
8.000% due 06/15/29 ~ 299,000 262,724
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 105,000 90,978
Clarivate Science Holdings Corp.
3.875% due 07/01/28 ~ 550,000 510,725
4.875% due 07/01/29 ~ 290,000 259,091
Cloud Software Group, Inc.
6.500% due 03/31/29 ~ 1,290,000 1,254,919
8.250% due 06/30/32 ~ 297,000 302,303
9.000% due 09/30/29 ~ 620,000 618,791
Conduent Business Services LLC/Conduent
State & Local Solutions, Inc.
6.000% due 11/01/29 ~ 100,000 93,786
Consensus Cloud Solutions, Inc.
6.500% due 10/15/28 ~ 90,000 88,477
Crane NXT Co.
4.200% due 03/15/48  350,000 218,778
Diebold Nixdorf, Inc.
7.750% due 03/31/30 ~ 3,000 3,117
Dye & Durham Ltd. (Canada)
8.625% due 04/15/29 ~ 327,000 337,360
Elastic NV
4.125% due 07/15/29 ~ 165,000 154,020
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ 235,000 231,693
Entegris, Inc.
4.375% due 04/15/28 ~ 300,000 288,038
5.950% due 06/15/30 ~ 250,000 249,017
Fair Isaac Corp.
4.000% due 06/15/28 ~ 450,000 428,273
5.250% due 05/15/26 ~ 100,000 100,047
Fortress Intermediate 3, Inc.
7.500% due 06/01/31 ~ 3,000 3,028
Helios Software Holdings, Inc./ION
Corporate Solutions Finance SARL
4.625% due 05/01/28 ~ 400,000 360,307
8.750% due 05/01/29 ~ 105,000 104,605
Insight Enterprises, Inc.
6.625% due 05/15/32 ~ 62,000 62,557
a
Principal
Amount Value
McAfee Corp.
7.375% due 02/15/30 ~ $ 360,000 $ 318,934
NCR Atleos Corp.
9.500% due 04/01/29 ~ 150,000 162,779
NCR Voyix Corp.
5.125% due 04/15/29 ~ 28,000 26,700
ON Semiconductor Corp.
3.875% due 09/01/28 ~ 355,000 332,705
Open Text Corp. (Canada)
3.875% due 02/15/28 ~ 500,000 471,448
3.875% due 12/01/29 ~ 272,000 247,765
Open Text Holdings, Inc. (Canada)
4.125% due 02/15/30 ~ 255,000 232,855
Pitney Bowes, Inc.
6.875% due 03/15/27 ~ 350,000 349,867
Playtika Holding Corp.
4.250% due 03/15/29 ~ 250,000 220,419
Rackspace Finance LLC
3.500% due 05/15/28 ~ 140,000 57,723
RingCentral, Inc.
8.500% due 08/15/30 ~ 5,000 5,260
ROBLOX Corp.
3.875% due 05/01/30 ~ 402,000 366,008
Rocket Software, Inc.
6.500% due 02/15/29 ~ 67,000 63,230
9.000% due 11/28/28 ~ 50,000 51,607
Science Applications International Corp.
4.875% due 04/01/28 ~ 160,000 153,431
Seagate HDD Cayman
4.091% due 06/01/29  98,000 92,373
4.875% due 06/01/27  392,000 385,250
5.750% due 12/01/34  50,000 48,607
8.250% due 12/15/29  430,000 457,671
8.500% due 07/15/31  275,000 292,364
SS&C Technologies, Inc.
5.500% due 09/30/27 ~ 318,000 315,844
6.500% due 06/01/32 ~ 113,000 114,342
Synaptics, Inc.
4.000% due 06/15/29 ~ 450,000 413,004
UKG, Inc.
6.875% due 02/01/31 ~ 485,000 492,359
Unisys Corp.
6.875% due 11/01/27 ~ 200,000 195,343
Virtusa Corp.
7.125% due 12/15/28 ~ 4,000 3,766
Western Digital Corp.
4.750% due 02/15/26  350,000 348,257
Xerox Corp.
due 10/15/30 # ~ 50,000 49,750
due 04/15/31 # ~ 125,000 119,844
6.750% due 12/15/39  150,000 76,911
Xerox Holdings Corp.
8.875% due 11/30/29 ~ 167,000 112,313
Zebra Technologies Corp.
6.500% due 06/01/32 ~ 46,000 46,594
ZoomInfo Technologies LLC/ZoomInfo
Finance Corp.
3.875% due 02/01/29 ~ 250,000 229,581
14,950,826
Utilities - 2.9%
AES Corp.
6.950% due 07/15/55  328,000 313,382
7.600% due 01/15/55  150,000 151,741

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Algonquin Power & Utilities Corp. (Canada)
4.750% due 01/18/82  $ 350,000 $ 333,665
Alpha Generation LLC
6.750% due 10/15/32 ~ 136,000 136,193
AltaGas Ltd. (Canada)
7.200% due 10/15/54 ~ 547,000 540,976
AmeriGas Partners LP/AmeriGas Finance
Corp.
5.750% due 05/20/27  55,000 52,928
5.875% due 08/20/26  94,000 93,366
9.375% due 06/01/28 ~ 63,000 62,406
California Buyer Ltd./Atlantica Sustainable
Infrastructure PLC (United Kingdom)
6.375% due 02/15/32 ~ 270,000 262,106
Calpine Corp.
4.500% due 02/15/28 ~ 382,000 370,636
4.625% due 02/01/29 ~ 200,000 192,145
5.000% due 02/01/31 ~ 585,000 558,983
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 35,000 30,779
3.750% due 01/15/32 ~ 160,000 137,252
4.750% due 03/15/28 ~ 374,000 362,873
ContourGlobal Power Holdings SA (United
Kingdom)
6.750% due 02/28/30 ~ 450,000 452,543
Edison International
7.875% due 06/15/54  31,000 29,913
8.125% due 06/15/53  200,000 195,540
EUSHI Finance, Inc.
7.625% due 12/15/54  150,000 156,452
Leeward Renewable Energy Operations
LLC
4.250% due 07/01/29 ~ 150,000 132,694
Lightning Power LLC
7.250% due 08/15/32 ~ 273,400 281,714
NRG Energy, Inc.
3.375% due 02/15/29 ~ 90,000 82,716
3.625% due 02/15/31 ~ 150,000 132,961
5.250% due 06/15/29 ~ 265,000 258,480
5.750% due 01/15/28  3,000 2,996
5.750% due 07/15/29 ~ 525,000 517,761
6.000% due 02/01/33 ~ 307,000 298,982
6.250% due 11/01/34 ~ 153,000 150,749
Pattern Energy Operations LP/Pattern
Energy Operations, Inc.
4.500% due 08/15/28 ~ 100,000 93,141
PG&E Corp.
7.375% due 03/15/55  582,000 573,475
Pike Corp.
5.500% due 09/01/28 ~ 171,000 165,608
Talen Energy Supply LLC
8.625% due 06/01/30 ~ 235,000 249,434
TransAlta Corp. (Canada)
6.500% due 03/15/40  100,000 94,438
Vistra Operations Co. LLC
5.000% due 07/31/27 ~ 449,000 442,443
5.625% due 02/15/27 ~ 245,000 244,281
6.875% due 04/15/32 ~ 120,000 122,411
7.750% due 10/15/31 ~ 39,000 40,877
XPLR Infrastructure Operating Partners LP
4.500% due 09/15/27 ~ 22,000 20,521
7.250% due 01/15/29 ~ 242,000 238,311
8.375% due 01/15/31 ~ 53,000 52,165
a
Principal
Amount Value
8.625% due 03/15/33 ~ $ 306,000 $ 297,965
8,928,002
Total Corporate Bonds & Notes
    (Cost $312,548,053) 306,063,011
TOTAL INVESTMENTS - 98.4%
(Cost $312,593,044) 306,065,526
OTHER ASSETS & LIABILITIES, NET - 1.6% 5,091,346
NET ASSETS - 100.0% $ 311,156,872

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, investments with a total aggregate value of $60,090 or less than 0.1% of the Fund’s net assets were in default.
(b) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 2,515 $ 2,515 $ – $ –
Corporate Bonds & Notes 306,063,011 – 306,063,011 –
Total $ 306,065,526 $ 2,515 $ 306,063,011 $ –

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.3%
Basic Materials - 0.5%
spacing
Celanese Corp. 1,211 $ 68,749
Cleveland-Cliffs, Inc. * 6,523 53,619
Ecolab, Inc. 9,406 2,384,609
RPM International, Inc. 1,315 152,119
Sherwin-Williams Co. 9,291 3,244,324
Southern Copper Corp. (Mexico)  3,867 361,410
6,264,830
Communications - 21.8%
spacing
Airbnb, Inc. Class A * 18,585 2,220,164
Alphabet, Inc. Class A  244,997 37,886,336
Alphabet, Inc. Class C  202,262 31,599,392
Amazon.com, Inc. * 390,873 74,367,497
Arista Networks, Inc. * 44,805 3,471,491
Booking Holdings, Inc. 1,352 6,228,542
CDW Corp. 2,975 476,774
Coupang, Inc. * (South Korea)  49,515 1,085,864
DoorDash, Inc. Class A * 13,407 2,450,397
Etsy, Inc. * 3,417 161,214
Expedia Group, Inc. * 5,386 905,387
FactSet Research Systems, Inc. 593 269,602
GoDaddy, Inc. Class A * 6,155 1,108,762
Liberty Broadband Corp. Class A * 98 8,330
Liberty Broadband Corp. Class C * 1,083 92,109
Liberty Media Corp.-Liberty Formula One
Class A * 524 42,690
Liberty Media Corp.-Liberty Formula One
Class C * 3,370 303,334
Lyft, Inc. Class A * 10,601 125,834
Meta Platforms, Inc. Class A  82,991 47,832,693
Motorola Solutions, Inc. 3,372 1,476,295
Netflix, Inc. * 18,609 17,353,451
Nexstar Media Group, Inc. 459 82,262
Palo Alto Networks, Inc. * 28,137 4,801,298
Pinterest, Inc. Class A * 26,023 806,713
Roku, Inc. * 637 44,870
Spotify Technology SA * 6,390 3,514,692
Trade Desk, Inc. Class A * 19,659 1,075,740
Trump Media & Technology Group Corp. * 1,537 30,033
Uber Technologies, Inc. * 88,397 6,440,605
Ubiquiti, Inc. 141 43,730
VeriSign, Inc. * 188 47,728
246,353,829
Consumer, Cyclical - 9.2%
spacing
American Airlines Group, Inc. * 2,009 21,195
AutoZone, Inc. * 668 2,546,937
Burlington Stores, Inc. * 2,792 665,417
CarMax, Inc. * 718 55,947
Carvana Co. * 1,573 328,883
Casey's General Stores, Inc. 302 131,080
Cava Group, Inc. * 3,394 293,276
Chipotle Mexican Grill, Inc. * 59,402 2,982,574
Choice Hotels International, Inc. 1,056 140,216
Churchill Downs, Inc. 3,097 343,984
Copart, Inc. * 35,153 1,989,308
Core & Main, Inc. Class A * 5,534 267,348
Costco Wholesale Corp. 19,282 18,236,530
Crocs, Inc. * 456 48,427
Darden Restaurants, Inc. 2,724 565,938
a Shares Value
Deckers Outdoor Corp. * 6,678 $ 746,667
Dick's Sporting Goods, Inc. 186 37,490
Domino's Pizza, Inc. 517 237,536
DraftKings, Inc. Class A * 19,934 662,008
Dutch Bros, Inc. Class A * 2,069 127,740
Fastenal Co. 21,247 1,647,705
Ferguson Enterprises, Inc. 615 98,541
Five Below, Inc. * 1,844 138,162
Floor & Decor Holdings, Inc. Class A * 1,633 131,407
Freshpet, Inc. * 525 43,664
Hasbro, Inc. 5,351 329,033
Hilton Worldwide Holdings, Inc. 5,260 1,196,913
Home Depot, Inc. 34,426 12,616,785
Hyatt Hotels Corp. Class A  271 33,197
Las Vegas Sands Corp. 15,339 592,546
Light & Wonder, Inc. * 3,900 337,779
Live Nation Entertainment, Inc. * 6,952 907,792
Lululemon Athletica, Inc. * 5,009 1,417,848
McDonald's Corp. 2,031 634,423
Murphy USA, Inc. 820 385,244
NIKE, Inc. Class B  31,671 2,010,475
Norwegian Cruise Line Holdings Ltd. * 19,312 366,155
O'Reilly Automotive, Inc. * 2,318 3,320,720
Planet Fitness, Inc. Class A * 2,060 199,017
Pool Corp. 1,641 522,412
RH * 104 24,379
Ross Stores, Inc. 3,311 423,113
Royal Caribbean Cruises Ltd. 3,622 744,104
SharkNinja, Inc. * 558 46,543
SiteOne Landscape Supply, Inc. * 603 73,228
Skechers USA, Inc. Class A * 592 33,614
Somnigroup International, Inc. 7,386 442,274
Starbucks Corp. 38,239 3,750,863
Tesla, Inc. * 120,880 31,327,261
Texas Roadhouse, Inc. 2,935 489,059
TJX Cos., Inc. 29,125 3,547,425
TKO Group Holdings, Inc. 461 70,445
Tractor Supply Co. 22,848 1,258,925
Ulta Beauty, Inc. * 1,765 646,943
Vail Resorts, Inc. 1,385 221,628
Wendy's Co. 3,617 52,917
Williams-Sonoma, Inc. 3,224 509,714
Wingstop, Inc. 1,220 275,208
WW Grainger, Inc. 1,629 1,609,175
Wyndham Hotels & Resorts, Inc. 233 21,089
Wynn Resorts Ltd. 248 20,708
YETI Holdings, Inc. * 1,082 35,814
Yum! Brands, Inc. 4,764 749,663
103,732,411
Consumer, Non-Cyclical - 11.6%
spacing
10X Genomics, Inc. Class A * 1,796 15,679
AbbVie, Inc. 33,288 6,974,502
Align Technology, Inc. * 1,933 307,076
Alnylam Pharmaceuticals, Inc. * 4,914 1,326,878
Amgen, Inc. 18,169 5,660,552
Apellis Pharmaceuticals, Inc. * 3,903 85,359
Automatic Data Processing, Inc. 16,590 5,068,743
Avery Dennison Corp. 1,287 229,047
Avis Budget Group, Inc. * 275 20,873
Block, Inc. * 10,322 560,794
Booz Allen Hamilton Holding Corp. 5,551 580,524
Boston Beer Co., Inc. Class A * 79 18,868
Bright Horizons Family Solutions, Inc. * 278 35,317

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Bruker Corp. 2,833 $ 118,249
Cardinal Health, Inc. 6,370 877,595
Celsius Holdings, Inc. * 7,506 267,364
Cencora, Inc. 7,498 2,085,119
Chemed Corp. 64 39,381
Cigna Group 1,079 354,991
Cintas Corp. 14,268 2,932,502
Clorox Co. 5,466 804,869
Coca-Cola Co. 96,745 6,928,877
Colgate-Palmolive Co. 19,303 1,808,691
Corpay, Inc. * 2,971 1,036,047
DaVita, Inc. * 2,090 319,707
Dexcom, Inc. * 16,711 1,141,194
Edwards Lifesciences Corp. * 4,921 356,674
Elevance Health, Inc. 1,638 712,465
elf Beauty, Inc. * 2,255 141,592
Eli Lilly & Co. 34,819 28,757,360
Equifax, Inc. 1,087 264,750
Estee Lauder Cos., Inc. Class A  3,664 241,824
Exact Sciences Corp. * 3,398 147,099
Exelixis, Inc. * 10,351 382,159
GE HealthCare Technologies, Inc. 1,709 137,933
Grand Canyon Education, Inc. * 330 57,097
H&R Block, Inc. 1,153 63,311
HCA Healthcare, Inc. 1,997 690,063
Hershey Co. 874 149,480
IDEXX Laboratories, Inc. * 3,497 1,468,565
Incyte Corp. * 466 28,216
Inspire Medical Systems, Inc. * 1,251 199,259
Insulet Corp. * 3,075 807,526
Intra-Cellular Therapies, Inc. * 4,531 597,730
Intuitive Surgical, Inc. * 15,365 7,609,824
Ionis Pharmaceuticals, Inc. * 6,151 185,576
IQVIA Holdings, Inc. * 868 153,028
Kimberly-Clark Corp. 5,998 853,036
Lamb Weston Holdings, Inc. 1,968 104,894
Masimo Corp. * 949 158,103
McKesson Corp. 2,357 1,586,237
Medpace Holdings, Inc. * 1,119 340,948
Merck & Co., Inc. 110,284 9,899,092
Molina Healthcare, Inc. * 1,575 518,789
Monster Beverage Corp. * 24,289 1,421,392
Moody's Corp. 6,872 3,200,222
Morningstar, Inc. 1,175 352,347
Natera, Inc. * 5,041 712,848
Neurocrine Biosciences, Inc. * 4,391 485,645
Paylocity Holding Corp. * 1,813 339,647
Penumbra, Inc. * 1,623 434,006
PepsiCo, Inc. 47,237 7,082,716
Performance Food Group Co. * 931 73,205
Procter & Gamble Co. 22,885 3,900,062
Quanta Services, Inc. 1,957 497,430
Regeneron Pharmaceuticals, Inc. * 387 245,447
Repligen Corp. * 340 43,262
ResMed, Inc. 1,748 391,290
Rollins, Inc. 12,302 664,677
Sarepta Therapeutics, Inc. * 4,030 257,195
Shift4 Payments, Inc. Class A * 2,697 220,372
Stryker Corp. 4,641 1,727,612
Sysco Corp. 13,439 1,008,463
Toast, Inc. Class A * 20,378 675,938
TransUnion 471 39,088
U-Haul Holding Co. 1,807 106,938
Ultragenyx Pharmaceutical, Inc. * 3,409 123,440
a Shares Value
United Rentals, Inc. 698 $ 437,437
UnitedHealth Group, Inc. 2,688 1,407,840
Valvoline, Inc. * 5,505 191,629
Verisk Analytics, Inc. 6,082 1,810,125
Vertex Pharmaceuticals, Inc. * 5,622 2,725,658
Viking Therapeutics, Inc. * 4,482 108,240
Waters Corp. * 1,583 583,446
West Pharmaceutical Services, Inc. 1,940 434,327
WEX, Inc. * 166 26,065
WillScot Holdings Corp. * 2,054 57,101
Zoetis, Inc. 16,197 2,666,836
130,663,374
Energy - 0.6%
spacing
Antero Midstream Corp. 4,616 83,088
Cheniere Energy, Inc. 5,026 1,163,016
Civitas Resources, Inc. 1,171 40,856
Enphase Energy, Inc. * 5,801 359,952
EQT Corp. 1,611 86,076
Hess Corp. 7,738 1,235,991
Matador Resources Co. 666 34,026
New Fortress Energy, Inc. 2,391 19,869
Permian Resources Corp. 5,701 78,959
Targa Resources Corp. 9,350 1,874,395
Texas Pacific Land Corp. 799 1,058,667
Viper Energy, Inc. 1,908 86,146
Weatherford International PLC 3,075 164,666
6,285,707
Financial - 7.4%
spacing
Allstate Corp. 1,804 373,554
Ally Financial, Inc. 1,590 57,987
American Express Co. 9,024 2,427,907
American Tower Corp. REIT 20,302 4,417,715
Ameriprise Financial, Inc. 3,792 1,835,745
Apollo Global Management, Inc. 16,946 2,320,585
ARES Management Corp. Class A  8,146 1,194,285
Arthur J Gallagher & Co. 747 257,894
Blackstone, Inc. 31,379 4,386,157
Blue Owl Capital, Inc. 23,076 462,443
Brown & Brown, Inc. 4,627 575,599
Charles Schwab Corp. 7,298 571,287
Coinbase Global, Inc. Class A * 7,312 1,259,346
Credit Acceptance Corp. * 209 107,917
Equinix, Inc. REIT 218 177,746
Equitable Holdings, Inc. 12,503 651,281
Everest Group Ltd. 316 114,812
Goldman Sachs Group, Inc. 3,513 1,919,117
Houlihan Lokey, Inc. 272 43,928
Iron Mountain, Inc. REIT 7,320 629,813
Jefferies Financial Group, Inc. 2,165 115,979
Jones Lang LaSalle, Inc. * 624 154,696
Kinsale Capital Group, Inc. 969 471,622
KKR & Co., Inc. 8,543 987,656
Lamar Advertising Co. Class A REIT 935 106,384
Lazard, Inc. 4,366 189,048
LPL Financial Holdings, Inc. 3,277 1,072,038
Markel Group, Inc. * 129 241,180
Marsh & McLennan Cos., Inc. 2,975 725,989
Mastercard, Inc. Class A  35,466 19,439,624
Morgan Stanley 2,980 347,677
NU Holdings Ltd. Class A * (Brazil)  139,893 1,432,504
Popular, Inc. 398 36,763
Progressive Corp. 21,432 6,065,470

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Public Storage REIT 1,058 $ 316,649
RLI Corp. 196 15,745
Ryan Specialty Holdings, Inc. 4,504 332,711
Simon Property Group, Inc. REIT 3,647 605,694
SoFi Technologies, Inc. * 6,938 80,689
TPG, Inc. 844 40,031
Tradeweb Markets, Inc. Class A  1,954 290,091
UWM Holdings Corp. 1,158 6,323
Visa, Inc. Class A  75,030 26,295,014
Western Union Co. 1,203 12,728
XP, Inc. Class A (Brazil)  1,078 14,823
83,182,246
Industrial - 2.7%
spacing
3M Co. 4,455 654,261
AAON, Inc. 3,068 239,703
Advanced Drainage Systems, Inc. 1,073 116,581
Amphenol Corp. Class A  29,810 1,955,238
Armstrong World Industries, Inc. 525 73,962
Axon Enterprise, Inc. * 3,132 1,647,275
AZEK Co., Inc. * 4,295 209,983
Boeing Co. * 5,404 921,652
Builders FirstSource, Inc. * 465 58,097
BWX Technologies, Inc. 967 95,395
Carlisle Cos., Inc. 274 93,297
Caterpillar, Inc. 3,019 995,666
Comfort Systems USA, Inc. 1,547 498,644
Eagle Materials, Inc. 1,141 253,222
EMCOR Group, Inc. 800 295,704
Expeditors International of Washington, Inc. 1,086 130,591
Generac Holdings, Inc. * 1,230 155,779
General Electric Co. 10,023 2,006,103
HEICO Corp. 1,940 518,349
HEICO Corp. Class A  3,576 754,429
Honeywell International, Inc. 4,449 942,076
Howmet Aerospace, Inc. 1,054 136,735
Illinois Tool Works, Inc. 4,696 1,164,655
Jabil, Inc. 411 55,925
Lennox International, Inc. 1,411 791,331
Lincoln Electric Holdings, Inc. 656 124,089
Loar Holdings, Inc. * 1,082 76,443
Lockheed Martin Corp. 2,894 1,292,779
Louisiana-Pacific Corp. 1,958 180,097
Martin Marietta Materials, Inc. 146 69,807
Old Dominion Freight Line, Inc. 8,308 1,374,559
Rockwell Automation, Inc. 449 116,013
Saia, Inc. * 694 242,504
Sealed Air Corp. 335 9,681
Simpson Manufacturing Co., Inc. 204 32,044
Spirit AeroSystems Holdings, Inc. Class A * 421 14,508
Standardaero, Inc. * 1,204 32,075
Tetra Tech, Inc. 1,808 52,884
TopBuild Corp. * 81 24,701
Trane Technologies PLC 3,300 1,111,836
TransDigm Group, Inc. 484 669,512
Trex Co., Inc. * 4,837 281,030
Union Pacific Corp. 12,709 3,002,374
Universal Display Corp. 1,002 139,759
Veralto Corp. 4,893 476,823
Vertiv Holdings Co. Class A  15,373 1,109,931
Vulcan Materials Co. 1,503 350,650
Waste Management, Inc. 17,437 4,036,840
a Shares Value
XPO, Inc. * 5,032 $ 541,343
30,126,935
Technology - 45.3%
spacing
Adobe, Inc. * 18,931 7,260,606
Advanced Micro Devices, Inc. * 46,208 4,747,410
Appfolio, Inc. Class A * 937 206,046
Apple, Inc. 607,147 134,865,563
Applied Materials, Inc. 32,525 4,720,028
AppLovin Corp. Class A * 11,402 3,021,188
Astera Labs, Inc. * 502 29,954
Atlassian Corp. Class A * 6,963 1,477,618
Autodesk, Inc. * 9,357 2,449,663
Bentley Systems, Inc. Class B  6,169 242,688
Bill Holdings, Inc. * 1,087 49,882
Broadcom, Inc. 194,341 32,538,514
Broadridge Financial Solutions, Inc. 4,707 1,141,259
Cadence Design Systems, Inc. * 11,852 3,014,319
Cloudflare, Inc. Class A * 13,407 1,510,835
Confluent, Inc. Class A * 10,284 241,057
Crowdstrike Holdings, Inc. Class A * 10,007 3,528,268
Datadog, Inc. Class A * 13,051 1,294,790
Dayforce, Inc. * 496 28,932
Dell Technologies, Inc. Class C  2,023 184,396
Docusign, Inc. * 8,825 718,355
DoubleVerify Holdings, Inc. * 3,483 46,568
Doximity, Inc. Class A * 383 22,225
Dropbox, Inc. Class A * 3,232 86,327
Duolingo, Inc. * 1,657 514,565
Dynatrace, Inc. * 13,128 618,985
Elastic NV * 3,833 341,520
Entegris, Inc. 6,629 579,905
EPAM Systems, Inc. * 149 25,157
Fair Isaac Corp. * 865 1,595,198
Fiserv, Inc. * 7,773 1,716,512
Five9, Inc. * 2,930 79,550
Fortinet, Inc. * 22,328 2,149,293
Gartner, Inc. * 3,238 1,359,118
Gitlab, Inc. Class A * 5,556 261,132
Globant SA * 1,447 170,341
Guidewire Software, Inc. * 1,639 307,083
HP, Inc. 10,307 285,401
HubSpot, Inc. * 2,125 1,213,991
Intuit, Inc. 11,876 7,291,745
KBR, Inc. 488 24,307
KLA Corp. 5,781 3,929,924
Lam Research Corp. 55,903 4,064,148
Lattice Semiconductor Corp. * 5,204 272,950
Manhattan Associates, Inc. * 2,668 461,671
Marvell Technology, Inc. 3,103 191,052
Microsoft Corp. 307,007 115,247,358
MicroStrategy, Inc. Class A * 641 184,781
MKS Instruments, Inc. 266 21,320
MongoDB, Inc. * 3,152 552,861
Monolithic Power Systems, Inc. 2,009 1,165,180
MSCI, Inc. 1,938 1,095,939
nCino, Inc. * 2,177 59,802
NetApp, Inc. 4,019 353,029
Nutanix, Inc. Class A * 3,273 228,488
NVIDIA Corp. 966,900 104,792,622
Okta, Inc. * 3,248 341,755
Onto Innovation, Inc. * 536 65,038
Oracle Corp. 69,518 9,719,312
Palantir Technologies, Inc. Class A * 89,532 7,556,501

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, open futures contracts outstanding were as follows:
a Shares Value
Paychex, Inc. 5,084 $ 784,360
Paycom Software, Inc. 1,412 308,494
Pegasystems, Inc. 1,787 124,232
Procore Technologies, Inc. * 4,710 310,954
PTC, Inc. * 3,164 490,262
Pure Storage, Inc. Class A * 11,784 521,678
QUALCOMM, Inc. 45,557 6,998,011
RingCentral, Inc. Class A * 3,154 78,093
ROBLOX Corp. Class A * 22,559 1,314,964
Salesforce, Inc. 34,083 9,146,514
SentinelOne, Inc. Class A * 2,787 50,668
ServiceNow, Inc. * 8,930 7,109,530
Snowflake, Inc. Class A * 13,533 1,977,983
Super Micro Computer, Inc. * 21,814 746,911
Synopsys, Inc. * 6,706 2,875,868
Teradata Corp. * 3,877 87,155
Teradyne, Inc. 6,264 517,406
Texas Instruments, Inc. 4,851 871,725
Twilio, Inc. Class A * 1,311 128,360
Tyler Technologies, Inc. * 1,586 922,085
UiPath, Inc. Class A * 14,602 150,401
Unity Software, Inc. * 6,516 127,648
Veeva Systems, Inc. Class A * 6,494 1,504,205
Workday, Inc. Class A * 9,181 2,144,039
Zebra Technologies Corp. Class A * 475 134,216
Zscaler, Inc. * 4,101 813,720
512,503,507
Utilities - 0.2%
spacing
Constellation Energy Corp. 2,205 444,594
NRG Energy, Inc. 3,710 354,157
Vistra Corp. 14,674 1,723,314
2,522,065
Total Common Stocks
    (Cost $840,143,299) 1,121,634,904
EXCHANGE-TRADED FUNDS - 0.4%
iShares Russell 1000 Growth 13,610 4,914,435
a
Total Exchange-Traded Funds
    (Cost $5,587,014) 4,914,435
TOTAL INVESTMENTS - 99.7%
(Cost $845,730,313) 1,126,549,339
DERIVATIVES - (0.0%) (196,047)
OTHER ASSETS & LIABILITIES, NET - 0.3% 3,866,253
NET ASSETS - 100.0% $ 1,130,219,545
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 1000 Growth Index 06/25 23 $ 4,414,477 $ 4,218,430 ( $ 196,047 )
a

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,121,634,904 $ 1,121,634,904 $ – $ –
Exchange-Traded Funds 4,914,435 4,914,435 – –
Total Assets 1,126,549,339 1,126,549,339 – –
Liabilities Derivatives:
Equity Contracts
Futures (196,047) (196,047) – –
Total Liabilities (196,047) (196,047) – –
Total $ 1,126,353,292 $ 1,126,353,292 $ – $ –

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.1%
Basic Materials - 3.0%
spacing
Air Products & Chemicals, Inc. 8,731 $ 2,574,946
Albemarle Corp. 4,597 331,076
Alcoa Corp. 9,809 299,174
Ashland, Inc. 1,962 116,327
ATI, Inc. * 4,721 245,634
Axalta Coating Systems Ltd. * 8,251 273,686
Celanese Corp. 3,289 186,717
CF Industries Holdings, Inc. 6,900 539,235
Chemours Co. 6,394 86,511
Cleveland-Cliffs, Inc. * 12,239 100,605
Dow, Inc. 27,987 977,306
DuPont de Nemours, Inc. 16,249 1,213,475
Eastman Chemical Co. 4,649 409,623
Ecolab, Inc. 1,311 332,365
Element Solutions, Inc. 9,179 207,537
FMC Corp. 5,114 215,760
Freeport-McMoRan, Inc. 56,075 2,122,999
Huntsman Corp. 6,788 107,182
International Flavors & Fragrances, Inc. 10,167 789,061
International Paper Co. 20,812 1,110,320
Linde PLC 18,967 8,831,794
LyondellBasell Industries NV Class A  10,269 722,938
Mosaic Co. 13,006 351,292
MP Materials Corp. * 5,235 127,786
NewMarket Corp. 258 146,144
Newmont Corp. 44,629 2,154,688
Nucor Corp. 9,200 1,107,128
Olin Corp. 4,982 120,764
PPG Industries, Inc. 9,194 1,005,364
Reliance, Inc. 2,140 617,925
Royal Gold, Inc. 2,500 408,775
RPM International, Inc. 3,912 452,540
Sherwin-Williams Co. 830 289,828
Steel Dynamics, Inc. 5,542 693,193
U.S. Steel Corp. 8,615 364,070
Westlake Corp. 1,270 127,038
29,760,806
Communications - 6.1%
spacing
AT&T, Inc. 283,395 8,014,411
Booking Holdings, Inc. 78 359,339
CDW Corp. 2,655 425,490
Charter Communications, Inc. Class A * 3,650 1,345,134
Ciena Corp. * 5,638 340,704
Cisco Systems, Inc. 157,570 9,723,645
Comcast Corp. Class A  148,080 5,464,152
Corning, Inc. 30,478 1,395,283
DoorDash, Inc. Class A * 1,725 315,278
eBay, Inc. 19,035 1,289,241
Etsy, Inc. * 1,437 67,798
F5, Inc. * 2,322 618,279
FactSet Research Systems, Inc. 971 441,455
Fox Corp. Class A  8,612 487,439
Fox Corp. Class B  5,091 268,347
Frontier Communications Parent, Inc. * 9,560 342,822
GCI Liberty, Inc. (Escrow) * ± Ω 4,340 –
Gen Digital, Inc. 21,614 573,636
IAC, Inc. * 3,135 144,022
Interpublic Group of Cos., Inc. 14,783 401,506
Iridium Communications, Inc. 4,145 113,241
Juniper Networks, Inc. 12,864 465,548
a Shares Value
Liberty Broadband Corp. Class A * 516 $ 43,860
Liberty Broadband Corp. Class C * 3,197 271,905
Liberty Global Ltd. Class A * (Belgium)  8,019 92,299
Liberty Global Ltd. Class C * (Belgium)  5,988 71,676
Liberty Media Corp.-Liberty Formula One
Class A * 342 27,863
Liberty Media Corp.-Liberty Formula One
Class C * 5,333 480,023
Lyft, Inc. Class A * 5,428 64,430
Maplebear, Inc. * 6,612 263,753
Match Group, Inc. * 9,974 311,189
Motorola Solutions, Inc. 3,434 1,503,439
New York Times Co. Class A  6,581 326,418
News Corp. Class A  14,889 405,279
News Corp. Class B  4,477 135,966
Nexstar Media Group, Inc. 720 129,038
Omnicom Group, Inc. 7,697 638,158
Paramount Global Class A  114 2,593
Paramount Global Class B  24,728 295,747
Robinhood Markets, Inc. Class A * 26,716 1,111,920
Roku, Inc. * 4,207 296,341
Sirius XM Holdings, Inc. 8,945 201,665
T-Mobile U.S., Inc. 18,599 4,960,539
TripAdvisor, Inc. * 4,923 69,759
Trump Media & Technology Group Corp. * 1,042 20,361
Ubiquiti, Inc. 97 30,084
VeriSign, Inc. * 3,063 777,604
Verizon Communications, Inc. 166,360 7,546,090
Walt Disney Co. 71,687 7,075,507
Warner Bros Discovery, Inc. * 96,516 1,035,617
Wayfair, Inc. Class A * 3,775 120,913
Zillow Group, Inc. Class A * 1,558 104,168
Zillow Group, Inc. Class C * 5,992 410,811
61,421,785
Consumer, Cyclical - 8.3%
spacing
Advance Auto Parts, Inc. 2,168 85,007
Alaska Air Group, Inc. * 4,885 240,440
Allison Transmission Holdings, Inc. 3,435 328,626
Amer Sports, Inc. * (Finland)  2,678 71,583
American Airlines Group, Inc. * 24,074 253,981
Aptiv PLC * (Jersey)  9,332 555,254
Aramark 10,371 358,007
AutoNation, Inc. * 1,060 171,635
AutoZone, Inc. * 62 236,392
Bath & Body Works, Inc. 8,715 264,239
Best Buy Co., Inc. 8,570 630,838
Birkenstock Holding PLC * (Germany)  1,808 82,897
BJ's Wholesale Club Holdings, Inc. * 5,244 598,340
BorgWarner, Inc. 9,099 260,686
Boyd Gaming Corp. 2,466 162,337
Brunswick Corp. 2,660 143,241
Caesars Entertainment, Inc. * 8,669 216,725
Capri Holdings Ltd. * 4,744 93,599
CarMax, Inc. * 5,484 427,313
Carnival Corp. * 40,805 796,922
Carter's, Inc. 1,269 51,902
Carvana Co. * 2,796 584,588
Casey's General Stores, Inc. 1,217 528,227
Columbia Sportswear Co. 1,234 93,401
Copart, Inc. * 2,329 131,798
Core & Main, Inc. Class A * 2,751 132,901
Crocs, Inc. * 1,756 186,487
Cummins, Inc. 5,347 1,675,964

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Darden Restaurants, Inc. 2,150 $ 446,684
Delta Air Lines, Inc. 25,073 1,093,183
Dick's Sporting Goods, Inc. 2,023 407,756
Dillard's, Inc. Class A  149 53,361
Dolby Laboratories, Inc. Class A  2,479 199,088
Dollar General Corp. 8,736 768,156
Dollar Tree, Inc. * 8,040 603,563
Domino's Pizza, Inc. 877 402,938
DR Horton, Inc. 11,201 1,423,983
Dutch Bros, Inc. Class A * 2,678 165,340
Fastenal Co. 3,412 264,601
Ferguson Enterprises, Inc. 7,330 1,174,486
Five Below, Inc. * 536 40,160
Floor & Decor Holdings, Inc. Class A * 2,625 211,234
Ford Motor Co. 156,144 1,566,124
Freshpet, Inc. * 1,222 101,634
GameStop Corp. Class A * 15,964 356,316
Gap, Inc. 7,659 157,852
General Motors Co. 39,066 1,837,274
Gentex Corp. 8,624 200,939
Genuine Parts Co. 5,530 658,844
Harley-Davidson, Inc. 5,273 133,143
Hasbro, Inc. 847 52,082
Hilton Worldwide Holdings, Inc. 4,639 1,055,604
Home Depot, Inc. 7,893 2,892,706
Hyatt Hotels Corp. Class A  1,394 170,765
Kohl's Corp. 5,646 46,184
Lear Corp. 2,065 182,174
Leggett & Platt, Inc. 5,931 46,914
Lennar Corp. Class A  9,033 1,036,808
Lennar Corp. Class B  497 54,208
Liberty Media Corp.-Liberty Live Class A * 563 37,856
Liberty Media Corp.-Liberty Live Class C * 1,876 127,831
Lithia Motors, Inc. 1,069 313,794
LKQ Corp. 10,309 438,545
Lowe's Cos., Inc. 22,312 5,203,828
Lucid Group, Inc. * 37,502 90,755
Macy's, Inc. 10,771 135,284
Madison Square Garden Sports Corp. * 628 122,284
Marriott International, Inc. Class A  9,013 2,146,897
Marriott Vacations Worldwide Corp. 1,365 87,688
Mattel, Inc. * 12,731 247,363
McDonald's Corp. 26,625 8,316,851
MGM Resorts International * 9,069 268,805
MSC Industrial Direct Co., Inc. Class A  2,001 155,418
Newell Brands, Inc. 17,532 108,698
NIKE, Inc. Class B  17,580 1,115,978
Nordstrom, Inc. 4,265 104,279
NVR, Inc. * 109 789,639
Ollie's Bargain Outlet Holdings, Inc. * 2,322 270,188
O'Reilly Automotive, Inc. * 168 240,673
PACCAR, Inc. 20,163 1,963,271
Penn Entertainment, Inc. * 5,330 86,932
Penske Automotive Group, Inc. 807 116,192
Planet Fitness, Inc. Class A * 1,517 146,557
Polaris, Inc. 2,029 83,067
PulteGroup, Inc. 8,109 833,605
PVH Corp. 2,070 133,805
QuantumScape Corp. * 15,218 63,307
Ralph Lauren Corp. 1,571 346,783
RH * 490 114,861
Rivian Automotive, Inc. Class A * 31,975 398,089
Ross Stores, Inc. 9,736 1,244,163
Royal Caribbean Cruises Ltd. 6,156 1,264,689
a Shares Value
Scotts Miracle-Gro Co. 1,615 $ 88,647
SharkNinja, Inc. * 2,227 185,754
SiteOne Landscape Supply, Inc. * 1,067 129,576
Skechers USA, Inc. Class A * 4,964 281,856
Southwest Airlines Co. 23,755 797,693
Starbucks Corp. 10,096 990,317
Tapestry, Inc. 9,239 650,518
Target Corp. 18,150 1,894,134
Thor Industries, Inc. 2,150 162,991
TJX Cos., Inc. 18,193 2,215,907
TKO Group Holdings, Inc. 2,792 426,646
Toll Brothers, Inc. 3,842 405,677
Travel & Leisure Co. 2,703 125,122
Ulta Beauty, Inc. * 235 86,137
Under Armour, Inc. Class A * 9,235 57,719
Under Armour, Inc. Class C * 5,838 34,736
United Airlines Holdings, Inc. * 13,016 898,755
Vail Resorts, Inc. 294 47,046
VF Corp. 13,730 213,090
Walgreens Boots Alliance, Inc. 27,531 307,521
Walmart, Inc. 171,342 15,042,114
Watsco, Inc. 1,375 698,912
Wendy's Co. 4,236 61,973
WESCO International, Inc. 1,672 259,662
Whirlpool Corp. 2,254 203,153
Williams-Sonoma, Inc. 2,030 320,943
WW Grainger, Inc. 213 210,408
Wyndham Hotels & Resorts, Inc. 2,731 247,183
Wynn Resorts Ltd. 3,674 306,779
YETI Holdings, Inc. * 2,069 68,484
Yum! Brands, Inc. 6,902 1,086,099
82,790,961
Consumer, Non-Cyclical - 22.5%
spacing
10X Genomics, Inc. Class A * 1,764 15,400
Abbott Laboratories 68,283 9,057,740
AbbVie, Inc. 39,727 8,323,601
Acadia Healthcare Co., Inc. * 3,472 105,271
ADT, Inc. 13,225 107,652
Affirm Holdings, Inc. * 10,306 465,728
Agilent Technologies, Inc. 11,179 1,307,719
Albertsons Cos., Inc. Class A  15,970 351,180
Align Technology, Inc. * 1,224 194,445
Alnylam Pharmaceuticals, Inc. * 550 148,511
Altria Group, Inc. 66,934 4,017,379
Amedisys, Inc. * 1,160 107,451
Amgen, Inc. 4,715 1,468,958
API Group Corp. * 9,042 323,342
Archer-Daniels-Midland Co. 18,961 910,318
Automatic Data Processing, Inc. 1,198 366,025
Avantor, Inc. * 26,967 437,135
Avery Dennison Corp. 1,925 342,592
Avis Budget Group, Inc. * 296 22,466
Azenta, Inc. * 1,805 62,525
Baxter International, Inc. 20,247 693,055
Becton Dickinson & Co. 11,367 2,603,725
BellRing Brands, Inc. * 4,898 364,705
Bio-Rad Laboratories, Inc. Class A * 738 179,747
Bio-Techne Corp. 6,175 362,040
Biogen, Inc. * 5,793 792,714
BioMarin Pharmaceutical, Inc. * 7,507 530,670
Block, Inc. * 12,768 693,685
Boston Beer Co., Inc. Class A * 247 58,993
Boston Scientific Corp. * 57,982 5,849,224

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Bright Horizons Family Solutions, Inc. * 1,983 $ 251,920
Bristol-Myers Squibb Co. 80,070 4,883,469
Brown-Forman Corp. Class A  2,354 78,788
Brown-Forman Corp. Class B  6,673 226,482
Bruker Corp. 1,855 77,428
Bunge Global SA 5,522 421,991
Campbell's Co. 7,863 313,891
Cardinal Health, Inc. 3,932 541,712
Centene Corp. * 20,069 1,218,389
Certara, Inc. * 3,835 37,967
Charles River Laboratories International,
Inc. * 1,950 293,514
Chemed Corp. 529 325,504
Church & Dwight Co., Inc. 9,701 1,067,983
Cigna Group 9,657 3,177,153
Cintas Corp. 701 144,077
Clarivate PLC * 16,852 66,228
Coca-Cola Co. 65,439 4,686,741
Coca-Cola Consolidated, Inc. 234 315,900
Colgate-Palmolive Co. 14,221 1,332,508
Conagra Brands, Inc. 18,946 505,290
Constellation Brands, Inc. Class A  6,172 1,132,685
Cooper Cos., Inc. * 7,760 654,556
Corteva, Inc. 27,154 1,708,801
Coty, Inc. Class A * 14,203 77,690
CVS Health Corp. 49,715 3,368,191
Danaher Corp. 25,481 5,223,605
Darling Ingredients, Inc. * 5,867 183,285
Dentsply Sirona, Inc. 7,734 115,546
Dun & Bradstreet Holdings, Inc. 11,549 103,248
Edwards Lifesciences Corp. * 18,686 1,354,361
Elanco Animal Health, Inc. * 18,239 191,510
Elevance Health, Inc. 7,695 3,347,017
Encompass Health Corp. 3,908 395,802
Enovis Corp. * 2,526 96,518
Envista Holdings Corp. * 6,059 104,578
Equifax, Inc. 3,903 950,615
Estee Lauder Cos., Inc. Class A  5,858 386,628
Euronet Worldwide, Inc. * 1,771 189,231
Exact Sciences Corp. * 4,156 179,913
Exelixis, Inc. * 1,524 56,266
Flowers Foods, Inc. 7,088 134,743
Fortrea Holdings, Inc. * 3,148 23,767
FTI Consulting, Inc. * 1,390 228,071
GE HealthCare Technologies, Inc. 16,030 1,293,781
General Mills, Inc. 21,720 1,298,639
Gilead Sciences, Inc. 49,267 5,520,367
Global Payments, Inc. 10,121 991,048
Globus Medical, Inc. Class A * 4,583 335,476
GRAIL, Inc. * 970 24,774
Grand Canyon Education, Inc. * 702 121,460
Grocery Outlet Holding Corp. * 3,024 42,276
GXO Logistics, Inc. * 4,620 180,550
H&R Block, Inc. 4,206 230,951
HCA Healthcare, Inc. 5,559 1,920,912
Henry Schein, Inc. * 4,808 329,300
Hershey Co. 4,959 848,138
Hologic, Inc. * 8,618 532,334
Hormel Foods Corp. 11,937 369,331
Humana, Inc. 4,794 1,268,492
Illumina, Inc. * 6,334 502,540
Incyte Corp. * 5,950 360,273
Ingredion, Inc. 2,567 347,084
Ionis Pharmaceuticals, Inc. * 374 11,284
a Shares Value
IQVIA Holdings, Inc. * 6,357 $ 1,120,739
J.M. Smucker Co. 4,103 485,836
Jazz Pharmaceuticals PLC * 2,376 294,980
Johnson & Johnson 95,232 15,793,275
Kellanova 10,405 858,308
Kenvue, Inc. 76,150 1,826,077
Keurig Dr. Pepper, Inc. 47,457 1,623,979
Kimberly-Clark Corp. 7,666 1,090,259
Kraft Heinz Co. 35,343 1,075,487
Kroger Co. 26,383 1,785,865
Labcorp Holdings, Inc. 3,342 777,817
Lamb Weston Holdings, Inc. 3,652 194,652
ManpowerGroup, Inc. 1,855 107,367
MarketAxess Holdings, Inc. 1,519 328,636
Masimo Corp. * 801 133,447
McCormick & Co., Inc. 9,943 818,408
McKesson Corp. 2,844 1,913,984
Medtronic PLC 50,674 4,553,566
Moderna, Inc. * 12,851 364,326
Molina Healthcare, Inc. * 814 268,123
Molson Coors Beverage Co. Class B  6,735 409,959
Mondelez International, Inc. Class A  52,816 3,583,566
Monster Beverage Corp. * 5,432 317,881
Organon & Co. 9,928 147,828
PayPal Holdings, Inc. * 39,446 2,573,852
PepsiCo, Inc. 11,485 1,722,061
Performance Food Group Co. * 5,109 401,721
Perrigo Co. PLC 5,667 158,903
Pfizer, Inc. 223,819 5,671,573
Philip Morris International, Inc. 61,369 9,741,101
Pilgrim's Pride Corp. * 1,361 74,188
Post Holdings, Inc. * 2,084 242,494
Premier, Inc. Class A  3,949 76,137
Procter & Gamble Co. 72,379 12,334,829
Qiagen NV * 8,999 361,310
Quanta Services, Inc. 4,008 1,018,753
Quest Diagnostics, Inc. 4,413 746,680
QuidelOrtho Corp. * 2,610 91,272
RB Global, Inc. (Canada)  7,280 730,184
Regeneron Pharmaceuticals, Inc. * 3,764 2,387,242
Repligen Corp. * 1,849 235,267
ResMed, Inc. 4,203 940,842
Revvity, Inc. 4,631 489,960
Reynolds Consumer Products, Inc. 2,762 65,901
Robert Half, Inc. 3,838 209,363
Roivant Sciences Ltd. * 17,091 172,448
Royalty Pharma PLC Class A  14,680 456,988
S&P Global, Inc. 12,354 6,277,067
Seaboard Corp. 11 29,668
Service Corp. International 5,332 427,626
Solventum Corp. * 5,493 417,688
Sotera Health Co. * 6,071 70,788
Spectrum Brands Holdings, Inc. 1,042 74,555
STERIS PLC 3,909 885,975
Stryker Corp. 10,042 3,738,135
Sysco Corp. 7,245 543,665
Teleflex, Inc. 1,784 246,531
Tenet Healthcare Corp. * 3,781 508,545
Thermo Fisher Scientific, Inc. 15,076 7,501,818
TransUnion 7,275 603,752
Tyson Foods, Inc. Class A  11,184 713,651
U-Haul Holding Co. * 403 26,340
U-Haul Holding Co. 2,070 122,503
U.S. Foods Holding Corp. * 8,585 561,974

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
United Rentals, Inc. 1,974 $ 1,237,106
United Therapeutics Corp. * 1,736 535,157
UnitedHealth Group, Inc. 33,837 17,722,129
Universal Health Services, Inc. Class B  2,277 427,848
Vertex Pharmaceuticals, Inc. * 5,082 2,463,855
Vestis Corp. 5,385 53,312
Viatris, Inc. 47,188 411,007
Waters Corp. * 906 333,924
West Pharmaceutical Services, Inc. 1,168 261,492
WEX, Inc. * 1,477 231,919
WillScot Holdings Corp. * 5,414 150,509
Zimmer Biomet Holdings, Inc. 7,877 891,519
Zoetis, Inc. 3,184 524,246
225,738,306
Energy - 7.0%
spacing
Antero Midstream Corp. 8,991 161,838
Antero Resources Corp. * 11,532 466,354
APA Corp. 14,842 311,979
Baker Hughes Co. 39,691 1,744,419
Cheniere Energy, Inc. 4,344 1,005,202
Chevron Corp. 64,638 10,813,291
Chord Energy Corp. 2,493 281,011
Civitas Resources, Inc. 2,846 99,297
ConocoPhillips 51,085 5,364,947
Coterra Energy, Inc. 29,026 838,851
Devon Energy Corp. 24,768 926,323
Diamondback Energy, Inc. 7,500 1,199,100
DT Midstream, Inc. 3,835 370,001
EOG Resources, Inc. 22,118 2,836,412
EQT Corp. 21,980 1,174,391
Expand Energy Corp. 9,172 1,021,027
Exxon Mobil Corp. 173,640 20,651,005
First Solar, Inc. * 4,239 535,937
Halliburton Co. 35,055 889,345
Hess Corp. 3,921 626,301
HF Sinclair Corp. 6,209 204,152
Kinder Morgan, Inc. 75,995 2,168,137
Marathon Petroleum Corp. 12,684 1,847,932
Matador Resources Co. 4,628 236,445
New Fortress Energy, Inc. 1,639 13,620
NOV, Inc. 14,639 222,806
Occidental Petroleum Corp. 27,072 1,336,274
ONEOK, Inc. 24,478 2,428,707
Ovintiv, Inc. 10,469 448,073
Permian Resources Corp. 19,653 272,194
Phillips 66 16,174 1,997,166
Range Resources Corp. 9,275 370,351
Schlumberger NV 55,389 2,315,260
TechnipFMC PLC (United Kingdom)  16,122 510,906
Valero Energy Corp. 12,553 1,657,875
Viper Energy, Inc. 3,126 141,139
Williams Cos., Inc. 47,876 2,861,070
70,349,138
Financial - 25.4%
spacing
Affiliated Managers Group, Inc. 1,166 195,923
Aflac, Inc. 21,914 2,436,618
AGNC Investment Corp. REIT 33,072 316,830
Agree Realty Corp. REIT 4,144 319,875
Air Lease Corp. 4,304 207,926
Alexandria Real Estate Equities, Inc. REIT 6,887 637,116
Allstate Corp. 8,816 1,825,529
Ally Financial, Inc. 9,797 357,297
a Shares Value
American Express Co. 13,675 $ 3,679,259
American Financial Group, Inc. 2,740 359,872
American Homes 4 Rent Class A REIT 13,423 507,524
American International Group, Inc. 24,618 2,140,289
Americold Realty Trust, Inc. REIT 11,731 251,747
Ameriprise Financial, Inc. 366 177,184
Annaly Capital Management, Inc. REIT 22,097 448,790
Aon PLC Class A  7,734 3,086,562
Apollo Global Management, Inc. 5,229 716,059
Arch Capital Group Ltd. 14,029 1,349,309
Arthur J Gallagher & Co. 9,014 3,111,993
Assurant, Inc. 2,038 427,471
Assured Guaranty Ltd. 1,874 165,099
AvalonBay Communities, Inc. REIT 5,640 1,210,457
Axis Capital Holdings Ltd. 2,922 292,901
Bank of America Corp. 262,874 10,969,732
Bank of New York Mellon Corp. 28,372 2,379,560
Bank OZK 3,997 173,670
Berkshire Hathaway, Inc. Class B * 72,261 38,484,763
Blackrock, Inc. 5,828 5,516,085
BOK Financial Corp. 953 99,255
Brighthouse Financial, Inc. * 2,365 137,146
Brixmor Property Group, Inc. REIT 12,144 322,423
Brown & Brown, Inc. 5,318 661,559
BXP, Inc. REIT 6,244 419,534
Camden Property Trust REIT 4,114 503,142
Capital One Financial Corp. 14,898 2,671,211
Carlyle Group, Inc. 8,568 373,479
Cboe Global Markets, Inc. 4,195 949,287
CBRE Group, Inc. Class A * 12,163 1,590,677
Charles Schwab Corp. 58,863 4,607,796
Chubb Ltd. 15,971 4,823,082
Cincinnati Financial Corp. 6,087 899,172
Citigroup, Inc. 74,710 5,303,663
Citizens Financial Group, Inc. 17,051 698,579
CME Group, Inc. 14,181 3,762,077
CNA Financial Corp. 674 34,232
Coinbase Global, Inc. Class A * 1,346 231,822
Columbia Banking System, Inc. 8,595 214,359
Comerica, Inc. 5,210 307,703
Commerce Bancshares, Inc. 4,871 303,122
CoStar Group, Inc. * 16,139 1,278,693
Cousins Properties, Inc. REIT 5,993 176,794
Credit Acceptance Corp. * 64 33,046
Crown Castle, Inc. REIT 17,288 1,801,928
CubeSmart REIT 8,754 373,883
Cullen/Frost Bankers, Inc. 2,286 286,207
Digital Realty Trust, Inc. REIT 12,987 1,860,907
Discover Financial Services 9,943 1,697,270
East West Bancorp, Inc. 5,485 492,334
EastGroup Properties, Inc. REIT 1,953 344,021
EPR Properties REIT 2,793 146,940
Equinix, Inc. REIT 3,594 2,930,368
Equity LifeStyle Properties, Inc. REIT 7,384 492,513
Equity Residential REIT 15,019 1,075,060
Essex Property Trust, Inc. REIT 2,538 778,075
Evercore, Inc. Class A  1,423 284,202
Everest Group Ltd. 1,350 490,495
Extra Space Storage, Inc. REIT 8,316 1,234,843
Federal Realty Investment Trust REIT 3,225 315,470
Fidelity National Financial, Inc. 10,318 671,495
Fifth Third Bancorp 26,864 1,053,069
First American Financial Corp. 3,773 247,622
First Citizens BancShares, Inc. Class A  454 841,770

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
First Hawaiian, Inc. 5,617 $ 137,279
First Horizon Corp. 21,169 411,102
First Industrial Realty Trust, Inc. REIT 5,053 272,660
FNB Corp. 14,278 192,039
Franklin Resources, Inc. 12,216 235,158
Gaming & Leisure Properties, Inc. REIT 10,355 527,070
Globe Life, Inc. 3,440 453,117
Goldman Sachs Group, Inc. 8,708 4,757,093
Hanover Insurance Group, Inc. 1,363 237,094
Hartford Insurance Group, Inc. 11,510 1,424,132
Healthcare Realty Trust, Inc. REIT 14,391 243,208
Healthpeak Properties, Inc. REIT 27,776 561,631
Highwoods Properties, Inc. REIT 4,676 138,597
Host Hotels & Resorts, Inc. REIT 27,710 393,759
Houlihan Lokey, Inc. 1,859 300,229
Howard Hughes Holdings, Inc. * 1,065 78,895
Huntington Bancshares, Inc. 57,407 861,679
Interactive Brokers Group, Inc. Class A  4,197 694,981
Intercontinental Exchange, Inc. 22,426 3,868,485
Invesco Ltd. 13,978 212,046
Invitation Homes, Inc. REIT 24,332 847,970
Iron Mountain, Inc. REIT 4,966 427,275
Janus Henderson Group PLC 4,810 173,882
Jefferies Financial Group, Inc. 4,827 258,582
Jones Lang LaSalle, Inc. * 1,320 327,241
JPMorgan Chase & Co. 110,912 27,206,714
Kemper Corp. 2,256 150,814
KeyCorp 36,797 588,384
Kilroy Realty Corp. REIT 4,880 159,869
Kimco Realty Corp. REIT 26,190 556,276
KKR & Co., Inc. 18,828 2,176,705
Lamar Advertising Co. Class A REIT 2,632 299,469
Lincoln National Corp. 6,646 238,658
Lineage, Inc. REIT 2,325 136,315
Loews Corp. 7,120 654,399
M&T Bank Corp. 6,608 1,181,180
Markel Group, Inc. * 382 714,191
Marsh & McLennan Cos., Inc. 16,796 4,098,728
Medical Properties Trust, Inc. REIT 21,951 132,365
MetLife, Inc. 23,036 1,849,560
MGIC Investment Corp. 10,227 253,425
Mid-America Apartment Communities, Inc.
REIT 4,617 773,717
Millrose Properties, Inc. Class A REIT * 5,199 137,825
Morgan Stanley 42,615 4,971,892
Nasdaq, Inc. 16,379 1,242,511
National Storage Affiliates Trust REIT 2,989 117,767
NNN REIT, Inc. 7,247 309,085
Northern Trust Corp. 7,492 739,086
Old Republic International Corp. 9,397 368,550
Omega Healthcare Investors, Inc. REIT 10,529 400,944
OneMain Holdings, Inc. 4,257 208,082
Park Hotels & Resorts, Inc. REIT 8,683 92,734
Pinnacle Financial Partners, Inc. 2,983 316,317
PNC Financial Services Group, Inc. 15,630 2,747,285
Popular, Inc. 2,428 224,274
Primerica, Inc. 1,312 373,303
Principal Financial Group, Inc. 9,010 760,174
Progressive Corp. 3,651 1,033,270
Prologis, Inc. REIT 36,476 4,077,652
Prosperity Bancshares, Inc. 3,356 239,518
Prudential Financial, Inc. 14,294 1,596,354
Public Storage REIT 5,333 1,596,114
Raymond James Financial, Inc. 7,999 1,111,141
a Shares Value
Rayonier, Inc. REIT 6,148 $ 171,406
Realty Income Corp. REIT 34,147 1,980,867
Regency Centers Corp. REIT 7,025 518,164
Regions Financial Corp. 35,163 764,092
Reinsurance Group of America, Inc. 2,611 514,106
RenaissanceRe Holdings Ltd. (Bermuda)  2,040 489,600
Rexford Industrial Realty, Inc. REIT 8,753 342,680
Rithm Capital Corp. REIT 20,466 234,336
RLI Corp. 3,224 258,984
Rocket Cos., Inc. Class A  5,869 70,839
SBA Communications Corp. REIT 4,267 938,783
SEI Investments Co. 3,973 308,424
Simon Property Group, Inc. REIT 9,572 1,589,718
SLM Corp. 8,104 238,014
SoFi Technologies, Inc. * 35,028 407,376
STAG Industrial, Inc. REIT 6,889 248,831
Starwood Property Trust, Inc. REIT 12,571 248,529
State Street Corp. 11,642 1,042,308
Stifel Financial Corp. 3,947 372,044
Sun Communities, Inc. REIT 4,904 630,851
Synchrony Financial 15,459 818,399
Synovus Financial Corp. 5,579 260,762
T. Rowe Price Group, Inc. 8,722 801,290
TFS Financial Corp. 1,107 13,716
TPG, Inc. 2,621 124,314
Tradeweb Markets, Inc. Class A  2,867 425,635
Travelers Cos., Inc. 8,971 2,372,471
Truist Financial Corp. 52,409 2,156,630
U.S. Bancorp 61,353 2,590,324
UDR, Inc. REIT 13,052 589,559
Unum Group 7,110 579,181
UWM Holdings Corp. 1,427 7,791
Ventas, Inc. REIT 16,642 1,144,304
VICI Properties, Inc. REIT 41,585 1,356,503
Virtu Financial, Inc. Class A  2,856 108,871
Vornado Realty Trust REIT 6,967 257,709
Voya Financial, Inc. 3,797 257,285
W.R. Berkley Corp. 11,683 831,362
Webster Financial Corp. 6,951 358,324
Wells Fargo & Co. 129,965 9,330,187
Welltower, Inc. REIT 24,320 3,726,067
Western Alliance Bancorp 4,226 324,684
Western Union Co. 10,616 112,317
Weyerhaeuser Co. REIT 28,985 848,681
White Mountains Insurance Group Ltd. 95 182,952
Willis Towers Watson PLC 4,005 1,353,490
Wintrust Financial Corp. 2,531 284,636
WP Carey, Inc. REIT 8,615 543,693
XP, Inc. Class A (Brazil)  13,951 191,826
Zions Bancorp NA 5,750 286,695
255,045,226
Industrial - 13.4%
spacing
3M Co. 17,405 2,556,098
A.O. Smith Corp. 4,606 301,048
Acuity, Inc. 1,257 331,031
Advanced Drainage Systems, Inc. 1,747 189,812
AECOM 5,206 482,752
AGCO Corp. 2,358 218,280
Allegion PLC 3,477 453,609
Amcor PLC 57,185 554,695
AMETEK, Inc. 9,180 1,580,245
Amphenol Corp. Class A  19,591 1,284,974
AptarGroup, Inc. 2,572 381,633

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Armstrong World Industries, Inc. 1,117 $ 157,363
Arrow Electronics, Inc. * 2,075 215,447
Avnet, Inc. 3,533 169,902
AZEK Co., Inc. * 1,470 71,868
Ball Corp. 11,735 611,041
Berry Global Group, Inc. 4,614 322,103
Boeing Co. * 24,696 4,211,903
Builders FirstSource, Inc. * 4,141 517,377
BWX Technologies, Inc. 2,820 278,193
Carlisle Cos., Inc. 1,539 524,029
Carrier Global Corp. 32,888 2,085,099
Caterpillar, Inc. 16,355 5,393,879
CH Robinson Worldwide, Inc. 4,591 470,118
Clean Harbors, Inc. * 2,024 398,930
CNH Industrial NV 33,721 414,094
Cognex Corp. 6,161 183,783
Coherent Corp. * 4,910 318,855
Crane Co. 2,020 309,424
CRH PLC 27,324 2,403,692
Crown Holdings, Inc. 4,633 413,542
CSX Corp. 75,714 2,228,263
Curtiss-Wright Corp. 1,517 481,299
Deere & Co. 9,842 4,619,343
Donaldson Co., Inc. 4,907 329,063
Dover Corp. 5,452 957,807
Eagle Materials, Inc. 280 62,140
Eaton Corp. PLC 15,578 4,234,568
EMCOR Group, Inc. 1,055 389,960
Emerson Electric Co. 22,468 2,463,392
Esab Corp. 2,161 251,757
Everus Construction Group, Inc. * 2,266 84,046
Expeditors International of Washington, Inc. 4,698 564,935
FedEx Corp. 8,748 2,132,587
Flowserve Corp. 5,106 249,377
Fortive Corp. 13,790 1,009,152
Fortune Brands Innovations, Inc. 4,725 287,658
Garmin Ltd. 6,022 1,307,557
Gates Industrial Corp. PLC * 9,665 177,933
GE Vernova, Inc. 10,742 3,279,318
Generac Holdings, Inc. * 1,272 161,099
General Dynamics Corp. 10,743 2,928,327
General Electric Co. 33,354 6,675,803
Graco, Inc. 6,650 555,342
Graphic Packaging Holding Co. 11,264 292,413
Hayward Holdings, Inc. * 6,274 87,334
Hexcel Corp. 3,435 188,101
Honeywell International, Inc. 21,737 4,602,810
Howmet Aerospace, Inc. 14,897 1,932,588
Hubbell, Inc. 2,129 704,507
Huntington Ingalls Industries, Inc. 1,607 327,892
IDEX Corp. 3,012 545,082
Illinois Tool Works, Inc. 7,160 1,775,752
Ingersoll Rand, Inc. 16,048 1,284,321
ITT, Inc. 3,275 422,999
Jabil, Inc. 3,816 519,243
Jacobs Solutions, Inc. 4,857 587,163
JB Hunt Transport Services, Inc. 3,127 462,640
Johnson Controls International PLC 26,178 2,097,120
Keysight Technologies, Inc. * 6,929 1,037,756
Kirby Corp. * 2,191 221,313
Knight-Swift Transportation Holdings, Inc. 6,324 275,031
L3Harris Technologies, Inc. 7,531 1,576,314
Landstar System, Inc. 1,330 199,766
Lincoln Electric Holdings, Inc. 1,542 291,685
a Shares Value
Littelfuse, Inc. 902 $ 177,459
Lockheed Martin Corp. 5,639 2,518,998
Louisiana-Pacific Corp. 678 62,362
Martin Marietta Materials, Inc. 2,301 1,100,177
Masco Corp. 8,571 596,027
MasTec, Inc. * 2,459 286,990
Mettler-Toledo International, Inc. * 815 962,442
Middleby Corp. * 2,090 317,638
Mohawk Industries, Inc. * 1,961 223,907
MSA Safety, Inc. 1,389 203,752
Nordson Corp. 2,256 455,080
Norfolk Southern Corp. 8,864 2,099,438
Northrop Grumman Corp. 5,423 2,776,630
nVent Electric PLC 6,567 344,242
Oshkosh Corp. 2,712 255,145
Otis Worldwide Corp. 15,872 1,637,990
Owens Corning 3,430 489,873
Packaging Corp. of America 3,525 698,020
Parker-Hannifin Corp. 5,040 3,063,564
Pentair PLC 6,564 574,219
RBC Bearings, Inc. * 1,123 361,348
Regal Rexnord Corp. 2,609 297,035
Republic Services, Inc. 8,036 1,945,998
Rockwell Automation, Inc. 4,024 1,039,721
RTX Corp. 52,492 6,953,090
Ryder System, Inc. 1,621 233,116
Saia, Inc. * 469 163,883
Schneider National, Inc. Class B  1,616 36,926
Sealed Air Corp. 3,652 105,543
Sensata Technologies Holding PLC 6,089 147,780
Silgan Holdings, Inc. 3,253 166,293
Simpson Manufacturing Co., Inc. 1,453 228,237
Smurfit WestRock PLC 20,554 926,163
Snap-on, Inc. 2,057 693,230
Sonoco Products Co. 3,793 179,181
Spirit AeroSystems Holdings, Inc. Class A * 3,839 132,292
Standardaero, Inc. * 1,978 52,694
Stanley Black & Decker, Inc. 6,110 469,737
TD SYNNEX Corp. 2,996 311,464
Teledyne Technologies, Inc. * 1,841 916,284
Tetra Tech, Inc. 8,616 252,018
Textron, Inc. 7,430 536,818
Timken Co. 2,539 182,478
TopBuild Corp. * 1,143 348,558
Toro Co. 3,892 283,143
Trane Technologies PLC 5,847 1,969,971
TransDigm Group, Inc. 1,706 2,359,893
Trimble, Inc. * 9,683 635,689
Union Pacific Corp. 12,521 2,957,961
United Parcel Service, Inc. Class B  28,744 3,161,553
Universal Display Corp. 915 127,624
Valmont Industries, Inc. 753 214,884
Veralto Corp. 5,401 526,327
Vontier Corp. 5,786 190,070
Vulcan Materials Co. 3,904 910,803
Westinghouse Air Brake Technologies Corp. 6,778 1,229,190
Woodward, Inc. 2,316 422,647
Xylem, Inc. 9,609 1,147,891
134,328,861
Technology - 7.7%
spacing
Accenture PLC Class A (Ireland)  24,771 7,729,543
Advanced Micro Devices, Inc. * 21,479 2,206,752
Akamai Technologies, Inc. * 5,783 465,532

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Allegro MicroSystems, Inc. * (Japan)  4,383 $ 110,145
Amdocs Ltd. 4,407 403,241
Amentum Holdings, Inc. * 5,784 105,269
Amkor Technology, Inc. 4,209 76,015
Analog Devices, Inc. 19,560 3,944,665
ANSYS, Inc. * 3,469 1,098,147
Applied Materials, Inc. 2,681 389,067
Astera Labs, Inc. * 4,023 240,052
Bill Holdings, Inc. * 2,960 135,834
Broadridge Financial Solutions, Inc. 364 88,255
CACI International, Inc. Class A * 837 307,112
CCC Intelligent Solutions Holdings, Inc. * 17,632 159,217
Cirrus Logic, Inc. * 2,233 222,530
Cognizant Technology Solutions Corp.
Class A  19,792 1,514,088
Concentrix Corp. 1,704 94,811
Crane NXT Co. 1,934 99,408
Dayforce, Inc. * 5,305 309,441
Dell Technologies, Inc. Class C  9,102 829,647
DoubleVerify Holdings, Inc. * 3,054 40,832
Doximity, Inc. Class A * 4,300 249,529
Dropbox, Inc. Class A * 6,183 165,148
DXC Technology Co. * 6,585 112,274
Electronic Arts, Inc. 10,284 1,486,244
EPAM Systems, Inc. * 2,078 350,850
Fair Isaac Corp. * 143 263,715
Fidelity National Information Services, Inc. 21,273 1,588,668
Fiserv, Inc. * 15,230 3,363,241
Fortinet, Inc. * 4,525 435,576
Genpact Ltd. 6,856 345,405
GLOBALFOUNDRIES, Inc. * 4,104 151,479
Globant SA * 360 42,379
Guidewire Software, Inc. * 1,773 332,189
Hewlett Packard Enterprise Co. 51,594 796,095
HP, Inc. 27,987 774,960
Informatica, Inc. Class A * 3,087 53,868
Intel Corp. 171,163 3,887,112
International Business Machines Corp. 36,215 9,005,222
IPG Photonics Corp. * 1,080 68,191
Jack Henry & Associates, Inc. 2,883 526,436
KBR, Inc. 4,620 230,122
Kyndryl Holdings, Inc. * 8,880 278,832
Lattice Semiconductor Corp. * 882 46,261
Leidos Holdings, Inc. 5,290 713,833
Lumentum Holdings, Inc. * 2,844 177,295
MACOM Technology Solutions Holdings,
Inc. * 2,460 246,935
Marvell Technology, Inc. 31,019 1,909,840
Microchip Technology, Inc. 21,086 1,020,773
Micron Technology, Inc. 43,516 3,781,105
MicroStrategy, Inc. Class A * 8,547 2,463,844
MKS Instruments, Inc. 2,410 193,161
MSCI, Inc. 1,272 719,316
nCino, Inc. * 1,520 41,754
NetApp, Inc. 4,522 397,212
Nutanix, Inc. Class A * 6,923 483,295
Okta, Inc. * 3,436 361,536
ON Semiconductor Corp. * 16,895 687,458
Onto Innovation, Inc. * 1,400 169,876
Parsons Corp. * 1,858 110,012
Paychex, Inc. 8,198 1,264,787
Paycom Software, Inc. 765 167,137
Paycor HCM, Inc. * 3,117 69,945
PTC, Inc. * 1,892 293,165
a Shares Value
Pure Storage, Inc. Class A * 1,343 $ 59,455
Qorvo, Inc. * 3,871 280,299
QUALCOMM, Inc. 2,754 423,042
Roper Technologies, Inc. 4,196 2,473,878
Salesforce, Inc. 5,588 1,499,596
Sandisk Corp. * 4,579 218,006
Science Applications International Corp. 2,097 235,430
SentinelOne, Inc. Class A * 9,490 172,528
Skyworks Solutions, Inc. 6,386 412,727
SS&C Technologies Holdings, Inc. 8,544 713,680
Take-Two Interactive Software, Inc. * 6,856 1,420,906
Teradyne, Inc. 659 54,433
Texas Instruments, Inc. 31,584 5,675,645
Twilio, Inc. Class A * 4,878 477,605
Tyler Technologies, Inc. * 253 147,092
UiPath, Inc. Class A * 1,658 17,077
Unity Software, Inc. * 7,154 140,147
Western Digital Corp. * 13,738 555,427
Wolfspeed, Inc. * 5,650 17,289
Zebra Technologies Corp. Class A * 1,598 451,531
Zoom Communications, Inc. Class A * 10,484 773,405
ZoomInfo Technologies, Inc. * 12,047 120,470
76,735,346
Utilities - 4.7%
spacing
AES Corp. 27,009 335,452
Alliant Energy Corp. 10,188 655,598
Ameren Corp. 10,579 1,062,132
American Electric Power Co., Inc. 21,034 2,298,385
American Water Works Co., Inc. 7,755 1,144,018
Atmos Energy Corp. 6,155 951,440
Brookfield Renewable Corp. (Canada)  5,895 164,588
CenterPoint Energy, Inc. 25,660 929,662
Clearway Energy, Inc. Class A  1,745 49,663
Clearway Energy, Inc. Class C  2,909 88,055
CMS Energy Corp. 11,834 888,852
Consolidated Edison, Inc. 13,772 1,523,046
Constellation Energy Corp. 10,405 2,097,960
Dominion Energy, Inc. 33,327 1,868,645
DTE Energy Co. 8,220 1,136,579
Duke Energy Corp. 30,438 3,712,523
Edison International 15,127 891,283
Entergy Corp. 16,953 1,449,312
Essential Utilities, Inc. 9,732 384,706
Evergy, Inc. 8,854 610,483
Eversource Energy 14,230 883,825
Exelon Corp. 39,788 1,833,431
FirstEnergy Corp. 22,893 925,335
IDACORP, Inc. 2,058 239,181
MDU Resources Group, Inc. 7,308 123,578
National Fuel Gas Co. 3,486 276,056
NextEra Energy, Inc. 81,172 5,754,283
NiSource, Inc. 18,285 733,046
NRG Energy, Inc. 4,829 460,976
OGE Energy Corp. 7,793 358,166
PG&E Corp. 86,190 1,480,744
Pinnacle West Capital Corp. 4,376 416,814
PPL Corp. 29,366 1,060,406
Public Service Enterprise Group, Inc. 19,830 1,632,009
Sempra 25,194 1,797,844
Southern Co. 43,227 3,974,723
UGI Corp. 8,714 288,172
WEC Energy Group, Inc. 12,295 1,339,909

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, open futures contracts outstanding were as follows:
(b) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Xcel Energy, Inc. 22,857 $ 1,618,047
47,438,927
Total Common Stocks
    (Cost $812,381,355) 983,609,356
EXCHANGE-TRADED FUNDS - 1.6%
iShares Russell 1000 Value 81,572 15,348,587
a
Total Exchange-Traded Funds
    (Cost $15,218,967) 15,348,587
TOTAL INVESTMENTS - 99.7%
(Cost $827,600,322) 998,957,943
DERIVATIVES - 0.0% 12,278
OTHER ASSETS & LIABILITIES, NET - 0.3% 3,437,845
NET ASSETS - 100.0% $ 1,002,408,066
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 1000 Value Index 06/25 43 $ 3,995,752 $ 4,008,030 $ 12,278
a
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 983,609,356 $ 983,609,356 $ – $ –
Exchange-Traded Funds 15,348,587 15,348,587 – –
Derivatives:
Equity Contracts
Futures 12,278 12,278 – –
Total $ 998,970,221 $ 998,970,221 $ – $ –

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.6%
Basic Materials - 3.0%
spacing
Albemarle Corp. 2,868 $ 206,553
Alcoa Corp. 6,073 185,226
Ashland, Inc. 1,084 64,270
ATI, Inc. * 3,025 157,391
Axalta Coating Systems Ltd. * 5,383 178,554
Celanese Corp. 2,669 151,519
CF Industries Holdings, Inc. 4,218 329,637
Chemours Co. 3,640 49,249
Cleveland-Cliffs, Inc. * 11,857 97,465
Dow, Inc. 17,109 597,446
DuPont de Nemours, Inc. 10,166 759,197
Eastman Chemical Co. 2,763 243,448
Element Solutions, Inc. 5,443 123,066
FMC Corp. 3,073 129,650
Huntsman Corp. 3,990 63,002
International Flavors & Fragrances, Inc. 6,215 482,346
International Paper Co. 12,723 678,772
LyondellBasell Industries NV Class A  6,328 445,491
Mosaic Co. 7,809 210,921
MP Materials Corp. * 3,094 75,525
NewMarket Corp. 164 92,898
Nucor Corp. 5,701 686,058
Olin Corp. 2,864 69,423
PPG Industries, Inc. 5,620 614,547
Reliance, Inc. 1,308 377,685
Royal Gold, Inc. 1,598 261,289
RPM International, Inc. 3,089 357,336
Steel Dynamics, Inc. 3,496 437,280
U.S. Steel Corp. 5,431 229,514
Westlake Corp. 819 81,925
8,436,683
Communications - 5.0%
spacing
CDW Corp. 3,266 523,409
Charter Communications, Inc. Class A * 2,248 828,455
Ciena Corp. * 3,530 213,318
Corning, Inc. 18,631 852,927
Coupang, Inc. * (South Korea)  28,153 617,395
eBay, Inc. 11,636 788,106
Etsy, Inc. * 2,636 124,366
Expedia Group, Inc. * 2,984 501,610
F5, Inc. * 1,412 375,973
FactSet Research Systems, Inc. 924 420,087
Fox Corp. Class A  5,387 304,904
Fox Corp. Class B  3,239 170,728
Frontier Communications Parent, Inc. * 5,989 214,766
GCI Liberty, Inc. (Escrow) * ± Ω 4,166 –
Gen Digital, Inc. 13,213 350,673
GoDaddy, Inc. Class A * 3,398 612,116
IAC, Inc. * 1,816 83,427
Interpublic Group of Cos., Inc. 9,097 247,075
Iridium Communications, Inc. 2,850 77,862
Juniper Networks, Inc. 7,930 286,987
Liberty Broadband Corp. Class A * 409 34,765
Liberty Broadband Corp. Class C * 2,693 229,040
Liberty Global Ltd. Class A * (Belgium)  4,038 46,477
Liberty Global Ltd. Class C * (Belgium)  3,912 46,827
Liberty Media Corp.-Liberty Formula One
Class A * 552 44,971
Liberty Media Corp.-Liberty Formula One
Class C * 5,097 458,781
a Shares Value
Lyft, Inc. Class A * 8,815 $ 104,634
Maplebear, Inc. * 4,135 164,945
Match Group, Inc. * 6,039 188,417
New York Times Co. Class A  3,771 187,042
News Corp. Class A  9,303 253,228
News Corp. Class B  2,786 84,611
Nexstar Media Group, Inc. 704 126,171
Omnicom Group, Inc. 4,705 390,092
Paramount Global Class A  404 9,191
Paramount Global Class B  14,381 171,997
Pinterest, Inc. Class A * 14,210 440,510
Robinhood Markets, Inc. Class A * 16,331 679,696
Roku, Inc. * 3,101 218,434
Sirius XM Holdings, Inc. 5,294 119,353
Trade Desk, Inc. Class A * 10,853 593,876
TripAdvisor, Inc. * 2,635 37,338
Trump Media & Technology Group Corp. * 1,825 35,660
Ubiquiti, Inc. 104 32,255
VeriSign, Inc. * 2,023 513,579
Warner Bros Discovery, Inc. * 59,001 633,081
Wayfair, Inc. Class A * 2,290 73,349
Zillow Group, Inc. Class A * 1,141 76,287
Zillow Group, Inc. Class C * 3,787 259,637
13,848,428
Consumer, Cyclical - 12.0%
spacing
Advance Auto Parts, Inc. 1,453 56,972
Alaska Air Group, Inc. * 2,949 145,150
Allison Transmission Holdings, Inc. 2,127 203,490
Amer Sports, Inc. * (Finland)  1,375 36,754
American Airlines Group, Inc. * 16,212 171,037
Aptiv PLC * (Jersey)  5,705 339,447
Aramark 6,405 221,101
AutoNation, Inc. * 621 100,552
Bath & Body Works, Inc. 5,180 157,058
Best Buy Co., Inc. 5,207 383,287
Birkenstock Holding PLC * (Germany)  959 43,970
BJ's Wholesale Club Holdings, Inc. * 3,206 365,805
BorgWarner, Inc. 5,433 155,655
Boyd Gaming Corp. 1,561 102,761
Brunswick Corp. 1,664 89,606
Burlington Stores, Inc. * 1,541 367,267
Caesars Entertainment, Inc. * 4,990 124,750
Capri Holdings Ltd. * 2,799 55,224
CarMax, Inc. * 3,776 294,226
Carnival Corp. * 24,944 487,156
Carter's, Inc. 867 35,460
Carvana Co. * 2,630 549,880
Casey's General Stores, Inc. 900 390,636
Cava Group, Inc. * 1,781 153,896
Choice Hotels International, Inc. 687 91,220
Churchill Downs, Inc. 1,706 189,485
Columbia Sportswear Co. 812 61,460
Core & Main, Inc. Class A * 4,699 227,009
Crocs, Inc. * 1,349 143,264
Cummins, Inc. 3,321 1,040,934
Darden Restaurants, Inc. 2,848 591,700
Deckers Outdoor Corp. * 3,687 412,243
Delta Air Lines, Inc. 15,658 682,689
Dick's Sporting Goods, Inc. 1,367 275,533
Dillard's, Inc. Class A  75 26,860
Dolby Laboratories, Inc. Class A  1,461 117,333
Dollar General Corp. 5,340 469,546
Dollar Tree, Inc. * 4,915 368,969

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Domino's Pizza, Inc. 845 $ 388,235
DR Horton, Inc. 6,899 877,070
DraftKings, Inc. Class A * 11,005 365,476
Dutch Bros, Inc. Class A * 2,668 164,722
Fastenal Co. 13,915 1,079,108
Ferguson Enterprises, Inc. 4,863 779,198
Five Below, Inc. * 1,327 99,425
Floor & Decor Holdings, Inc. Class A * 2,574 207,130
Freshpet, Inc. * 1,081 89,907
GameStop Corp. Class A * 9,274 206,996
Gap, Inc. 4,901 101,010
Gentex Corp. 5,656 131,785
Genuine Parts Co. 3,380 402,693
Harley-Davidson, Inc. 2,633 66,483
Hasbro, Inc. 3,404 209,312
Hilton Worldwide Holdings, Inc. 5,823 1,325,024
Hyatt Hotels Corp. Class A  1,018 124,705
Kohl's Corp. 2,460 20,123
Las Vegas Sands Corp. 8,468 327,119
Lear Corp. 1,276 112,569
Leggett & Platt, Inc. 3,044 24,078
Lennar Corp. Class A  5,558 637,947
Lennar Corp. Class B  269 29,340
Liberty Media Corp.-Liberty Live Class A * 481 32,342
Liberty Media Corp.-Liberty Live Class C * 1,138 77,543
Light & Wonder, Inc. * 2,173 188,204
Lithia Motors, Inc. 647 189,920
Live Nation Entertainment, Inc. * 3,838 501,166
LKQ Corp. 6,327 269,151
Lucid Group, Inc. * 22,372 54,140
Macy's, Inc. 6,687 83,989
Madison Square Garden Sports Corp. * 454 88,403
Marriott Vacations Worldwide Corp. 850 54,604
Mattel, Inc. * 8,224 159,792
MGM Resorts International * 5,671 168,088
MSC Industrial Direct Co., Inc. Class A  1,120 86,990
Murphy USA, Inc. 452 212,354
Newell Brands, Inc. 10,129 62,800
Nordstrom, Inc. 2,334 57,066
Norwegian Cruise Line Holdings Ltd. * 10,799 204,749
NVR, Inc. * 68 492,619
Ollie's Bargain Outlet Holdings, Inc. * 1,491 173,493
Penn Entertainment, Inc. * 3,679 60,004
Penske Automotive Group, Inc. 451 64,935
Planet Fitness, Inc. Class A * 2,081 201,045
Polaris, Inc. 1,258 51,503
Pool Corp. 907 288,743
PulteGroup, Inc. 4,957 509,580
PVH Corp. 1,354 87,523
QuantumScape Corp. * 8,448 35,144
Ralph Lauren Corp. 971 214,339
RH * 380 89,076
Rivian Automotive, Inc. Class A * 20,513 255,387
Ross Stores, Inc. 7,913 1,011,202
Royal Caribbean Cruises Ltd. 5,763 1,183,951
Scotts Miracle-Gro Co. 1,037 56,921
SharkNinja, Inc. * 1,634 136,292
SiteOne Landscape Supply, Inc. * 1,093 132,734
Skechers USA, Inc. Class A * 3,245 184,251
Somnigroup International, Inc. 4,114 246,346
Southwest Airlines Co. 14,521 487,615
Tapestry, Inc. 5,648 397,676
Texas Roadhouse, Inc. 1,626 270,940
Thor Industries, Inc. 1,242 94,156
a Shares Value
TKO Group Holdings, Inc. 1,922 $ 293,701
Toll Brothers, Inc. 2,376 250,882
Tractor Supply Co. 12,977 715,033
Travel & Leisure Co. 1,647 76,240
Ulta Beauty, Inc. * 1,125 412,357
Under Armour, Inc. Class A * 4,867 30,419
Under Armour, Inc. Class C * 4,966 29,548
United Airlines Holdings, Inc. * 7,957 549,431
Vail Resorts, Inc. 927 148,339
VF Corp. 8,719 135,319
Walgreens Boots Alliance, Inc. 17,401 194,369
Watsco, Inc. 840 426,972
Wendy's Co. 4,212 61,622
WESCO International, Inc. 994 154,368
Whirlpool Corp. 1,296 116,808
Williams-Sonoma, Inc. 2,963 468,450
Wingstop, Inc. 727 163,997
WW Grainger, Inc. 1,058 1,045,124
Wyndham Hotels & Resorts, Inc. 1,789 161,922
Wynn Resorts Ltd. 2,494 208,249
YETI Holdings, Inc. * 2,080 68,848
Yum! Brands, Inc. 6,849 1,077,759
33,505,373
Consumer, Non-Cyclical - 17.3%
spacing
10X Genomics, Inc. Class A * 2,284 19,939
Acadia Healthcare Co., Inc. * 2,222 67,371
ADT, Inc. 9,323 75,889
Affirm Holdings, Inc. * 6,318 285,510
Agilent Technologies, Inc. 6,981 816,637
Albertsons Cos., Inc. Class A  10,189 224,056
Align Technology, Inc. * 1,823 289,602
Alnylam Pharmaceuticals, Inc. * 3,131 845,433
Amedisys, Inc. * 783 72,529
Apellis Pharmaceuticals, Inc. * 2,550 55,769
API Group Corp. * 5,622 201,043
Archer-Daniels-Midland Co. 11,591 556,484
Avantor, Inc. * 16,522 267,822
Avery Dennison Corp. 1,947 346,508
Avis Budget Group, Inc. * 442 33,548
Azenta, Inc. * 1,127 39,039
Baxter International, Inc. 12,377 423,665
BellRing Brands, Inc. * 3,159 235,219
Bio-Rad Laboratories, Inc. Class A * 445 108,384
Bio-Techne Corp. 3,816 223,732
Biogen, Inc. * 3,541 484,550
BioMarin Pharmaceutical, Inc. * 4,589 324,396
Block, Inc. * 13,503 733,618
Booz Allen Hamilton Holding Corp. 3,065 320,538
Boston Beer Co., Inc. Class A * 217 51,828
Bright Horizons Family Solutions, Inc. * 1,402 178,110
Brown-Forman Corp. Class A  1,193 39,930
Brown-Forman Corp. Class B  4,187 142,107
Bruker Corp. 2,688 112,197
Bunge Global SA 3,282 250,810
Campbell's Co. 4,674 186,586
Cardinal Health, Inc. 5,920 815,598
Celsius Holdings, Inc. * 4,284 152,596
Cencora, Inc. 4,211 1,171,037
Centene Corp. * 12,268 744,790
Certara, Inc. * 2,937 29,076
Charles River Laboratories International,
Inc. * 1,247 187,698
Chemed Corp. 362 222,746

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Church & Dwight Co., Inc. 5,930 $ 652,834
Clarivate PLC * 8,757 34,415
Clorox Co. 3,017 444,253
Coca-Cola Consolidated, Inc. 148 199,800
Conagra Brands, Inc. 11,584 308,945
Cooper Cos., Inc. * 4,744 400,156
Corpay, Inc. * 1,640 571,901
Corteva, Inc. 16,722 1,052,315
Coty, Inc. Class A * 9,313 50,942
Darling Ingredients, Inc. * 3,888 121,461
DaVita, Inc. * 1,163 177,904
Dentsply Sirona, Inc. 4,934 73,714
Dexcom, Inc. * 9,484 647,662
Dun & Bradstreet Holdings, Inc. 7,385 66,022
Elanco Animal Health, Inc. * 12,047 126,494
elf Beauty, Inc. * 1,313 82,443
Encompass Health Corp. 2,418 244,895
Enovis Corp. * 1,328 50,743
Envista Holdings Corp. * 4,196 72,423
Equifax, Inc. 2,986 727,270
Euronet Worldwide, Inc. * 1,046 111,765
Exact Sciences Corp. * 4,480 193,939
Exelixis, Inc. * 6,863 253,382
Flowers Foods, Inc. 4,576 86,990
Fortrea Holdings, Inc. * 1,996 15,070
FTI Consulting, Inc. * 864 141,765
GE HealthCare Technologies, Inc. 11,053 892,088
General Mills, Inc. 13,405 801,485
Global Payments, Inc. 6,187 605,831
Globus Medical, Inc. Class A * 2,756 201,739
GRAIL, Inc. * 503 12,847
Grand Canyon Education, Inc. * 715 123,709
Grocery Outlet Holding Corp. * 2,336 32,657
GXO Logistics, Inc. * 2,876 112,394
H&R Block, Inc. 3,388 186,035
Henry Schein, Inc. * 2,977 203,895
Hershey Co. 3,540 605,446
Hologic, Inc. * 5,404 333,805
Hormel Foods Corp. 7,085 219,210
Humana, Inc. 2,931 775,543
IDEXX Laboratories, Inc. * 1,976 829,821
Illumina, Inc. * 3,872 307,205
Incyte Corp. * 3,896 235,903
Ingredion, Inc. 1,602 216,606
Inspire Medical Systems, Inc. * 722 115,000
Insulet Corp. * 1,698 445,912
Intra-Cellular Therapies, Inc. * 2,501 329,932
Ionis Pharmaceuticals, Inc. * 3,837 115,762
IQVIA Holdings, Inc. * 4,381 772,370
J.M. Smucker Co. 2,513 297,564
Jazz Pharmaceuticals PLC * 1,424 176,790
Kellanova 6,372 525,626
Kenvue, Inc. 46,551 1,116,293
Kroger Co. 16,128 1,091,704
Labcorp Holdings, Inc. 2,043 475,488
Lamb Weston Holdings, Inc. 3,515 187,350
ManpowerGroup, Inc. 1,151 66,620
MarketAxess Holdings, Inc. 903 195,364
Masimo Corp. * 1,075 179,095
McCormick & Co., Inc. 6,123 503,984
Medpace Holdings, Inc. * 622 189,517
Molina Healthcare, Inc. * 1,378 453,899
Molson Coors Beverage Co. Class B  4,178 254,315
Morningstar, Inc. 654 196,115
a Shares Value
Natera, Inc. * 2,783 $ 393,544
Neurocrine Biosciences, Inc. * 2,434 269,200
Organon & Co. 6,282 93,539
Paylocity Holding Corp. * 1,069 200,267
Penumbra, Inc. * 897 239,867
Performance Food Group Co. * 3,721 292,582
Perrigo Co. PLC 3,309 92,784
Pilgrim's Pride Corp. * 979 53,365
Post Holdings, Inc. * 1,267 147,428
Premier, Inc. Class A  2,090 40,295
Qiagen NV * 5,304 212,956
Quanta Services, Inc. 3,531 897,510
Quest Diagnostics, Inc. 2,698 456,502
QuidelOrtho Corp. * 1,548 54,134
RB Global, Inc. (Canada)  4,450 446,335
Repligen Corp. * 1,364 173,555
ResMed, Inc. 3,534 791,086
Revvity, Inc. 2,907 307,561
Reynolds Consumer Products, Inc. 1,465 34,955
Robert Half, Inc. 2,485 135,557
Roivant Sciences Ltd. * 9,589 96,753
Rollins, Inc. 6,792 366,972
Royalty Pharma PLC Class A  9,371 291,719
Sarepta Therapeutics, Inc. * 2,249 143,531
Seaboard Corp. 8 21,577
Service Corp. International 3,429 275,006
Shift4 Payments, Inc. Class A * 1,518 124,036
Smithfield Foods, Inc. * 623 12,703
Solventum Corp. * 3,380 257,015
Sotera Health Co. * 3,373 39,329
Spectrum Brands Holdings, Inc. 617 44,146
STERIS PLC 2,396 543,053
Sysco Corp. 11,948 896,578
Teleflex, Inc. 1,097 151,594
Tenet Healthcare Corp. * 2,315 311,368
Toast, Inc. Class A * 11,250 373,163
TransUnion 4,716 391,381
Tyson Foods, Inc. Class A  6,837 436,269
U-Haul Holding Co. 2,456 145,346
U-Haul Holding Co. * 213 13,922
U.S. Foods Holding Corp. * 5,282 345,760
Ultragenyx Pharmaceutical, Inc. * 2,218 80,314
United Rentals, Inc. 1,592 997,706
United Therapeutics Corp. * 1,061 327,075
Universal Health Services, Inc. Class B  1,353 254,229
Valvoline, Inc. * 3,160 110,000
Verisk Analytics, Inc. 3,425 1,019,349
Vestis Corp. 3,158 31,264
Viatris, Inc. 28,929 251,972
Viking Therapeutics, Inc. * 2,568 62,017
Waters Corp. * 1,433 528,161
West Pharmaceutical Services, Inc. 1,764 394,924
WEX, Inc. * 937 147,128
WillScot Holdings Corp. * 4,230 117,594
Zimmer Biomet Holdings, Inc. 4,815 544,962
48,111,750
Energy - 6.0%
spacing
Antero Midstream Corp. 8,294 149,292
Antero Resources Corp. * 7,065 285,709
APA Corp. 8,849 186,006
Baker Hughes Co. 24,263 1,066,359
Cheniere Energy, Inc. 5,430 1,256,502
Chord Energy Corp. 1,507 169,869

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Civitas Resources, Inc. 2,268 $ 79,130
Coterra Energy, Inc. 17,744 512,802
Devon Energy Corp. 15,141 566,273
Diamondback Energy, Inc. 4,585 733,050
DT Midstream, Inc. 2,449 236,279
Enphase Energy, Inc. * 3,224 200,049
EQT Corp. 14,325 765,385
Expand Energy Corp. 5,607 624,171
First Solar, Inc. * 2,592 327,707
Halliburton Co. 21,429 543,654
Hess Corp. 6,791 1,084,726
HF Sinclair Corp. 3,627 119,256
Kinder Morgan, Inc. 47,126 1,344,505
Matador Resources Co. 2,885 147,395
New Fortress Energy, Inc. 2,109 17,526
NOV, Inc. 9,584 145,868
ONEOK, Inc. 15,074 1,495,642
Ovintiv, Inc. 6,222 266,302
Permian Resources Corp. 16,014 221,794
Range Resources Corp. 5,772 230,476
Targa Resources Corp. 5,258 1,054,071
TechnipFMC PLC (United Kingdom)  10,303 326,502
Texas Pacific Land Corp. 456 604,195
Viper Energy, Inc. 3,134 141,500
Weatherford International PLC 1,762 94,355
Williams Cos., Inc. 29,585 1,768,000
16,764,350
Financial - 22.0%
spacing
Affiliated Managers Group, Inc. 723 121,486
Aflac, Inc. 13,423 1,492,503
AGNC Investment Corp. REIT 21,017 201,343
Agree Realty Corp. REIT 2,499 192,898
Air Lease Corp. 2,555 123,432
Alexandria Real Estate Equities, Inc. REIT 4,179 386,599
Allstate Corp. 6,386 1,322,349
Ally Financial, Inc. 6,476 236,180
American Financial Group, Inc. 1,757 230,764
American Homes 4 Rent Class A REIT 8,211 310,458
Americold Realty Trust, Inc. REIT 6,948 149,104
Ameriprise Financial, Inc. 2,339 1,132,333
Annaly Capital Management, Inc. REIT 13,628 276,785
Arch Capital Group Ltd. 8,769 843,402
ARES Management Corp. Class A  4,497 659,305
Arthur J Gallagher & Co. 5,976 2,063,154
Assurant, Inc. 1,229 257,783
Assured Guaranty Ltd. 1,175 103,518
AvalonBay Communities, Inc. REIT 3,448 740,010
Axis Capital Holdings Ltd. 1,887 189,153
Bank of New York Mellon Corp. 17,471 1,465,293
Bank OZK 2,416 104,975
Blue Owl Capital, Inc. 12,739 255,290
BOK Financial Corp. 535 55,720
Brighthouse Financial, Inc. * 1,471 85,303
Brixmor Property Group, Inc. REIT 7,329 194,585
Brown & Brown, Inc. 5,805 722,142
BXP, Inc. REIT 3,834 257,606
Camden Property Trust REIT 2,516 307,707
Carlyle Group, Inc. 5,369 234,035
Cboe Global Markets, Inc. 2,563 579,981
CBRE Group, Inc. Class A * 7,436 972,480
Cincinnati Financial Corp. 3,721 549,666
Citizens Financial Group, Inc. 10,762 440,919
CNA Financial Corp. 478 24,278
a Shares Value
Coinbase Global, Inc. Class A * 4,925 $ 848,233
Columbia Banking System, Inc. 5,122 127,743
Comerica, Inc. 3,251 192,004
Commerce Bancshares, Inc. 3,049 189,739
CoStar Group, Inc. * 10,093 799,668
Cousins Properties, Inc. REIT 4,058 119,711
Credit Acceptance Corp. * 152 78,485
Crown Castle, Inc. REIT 10,568 1,101,503
CubeSmart REIT 5,452 232,855
Cullen/Frost Bankers, Inc. 1,440 180,288
Digital Realty Trust, Inc. REIT 8,055 1,154,201
Discover Financial Services 6,078 1,037,515
East West Bancorp, Inc. 3,356 301,235
EastGroup Properties, Inc. REIT 1,207 212,613
EPR Properties REIT 1,824 95,961
Equitable Holdings, Inc. 7,468 389,008
Equity LifeStyle Properties, Inc. REIT 4,588 306,020
Equity Residential REIT 9,181 657,176
Essex Property Trust, Inc. REIT 1,552 475,797
Evercore, Inc. Class A  845 168,763
Everest Group Ltd. 1,040 377,863
Extra Space Storage, Inc. REIT 5,084 754,923
Federal Realty Investment Trust REIT 2,080 203,466
Fidelity National Financial, Inc. 6,306 410,395
Fifth Third Bancorp 16,422 643,742
First American Financial Corp. 2,302 151,080
First Citizens BancShares, Inc. Class A  283 524,716
First Hawaiian, Inc. 3,110 76,008
First Horizon Corp. 12,589 244,478
First Industrial Realty Trust, Inc. REIT 3,216 173,535
FNB Corp. 8,747 117,647
Franklin Resources, Inc. 7,523 144,818
Gaming & Leisure Properties, Inc. REIT 6,330 322,197
Globe Life, Inc. 2,012 265,021
Hanover Insurance Group, Inc. 874 152,032
Hartford Insurance Group, Inc. 7,036 870,564
Healthcare Realty Trust, Inc. REIT 8,630 145,847
Healthpeak Properties, Inc. REIT 16,980 343,336
Highwoods Properties, Inc. REIT 2,546 75,463
Host Hotels & Resorts, Inc. REIT 17,027 241,954
Houlihan Lokey, Inc. 1,289 208,174
Howard Hughes Holdings, Inc. * 756 56,005
Huntington Bancshares, Inc. 35,093 526,746
Interactive Brokers Group, Inc. Class A  2,565 424,738
Invesco Ltd. 8,452 128,217
Invitation Homes, Inc. REIT 14,874 518,359
Iron Mountain, Inc. REIT 7,077 608,905
Janus Henderson Group PLC 3,182 115,029
Jefferies Financial Group, Inc. 4,268 228,637
Jones Lang LaSalle, Inc. * 1,150 285,097
Kemper Corp. 1,479 98,871
KeyCorp 22,494 359,679
Kilroy Realty Corp. REIT 2,854 93,497
Kimco Realty Corp. REIT 16,010 340,052
Kinsale Capital Group, Inc. 538 261,850
Lamar Advertising Co. Class A REIT 2,130 242,351
Lazard, Inc. 2,680 116,044
Lincoln National Corp. 3,934 141,270
Lineage, Inc. REIT 1,505 88,238
Loews Corp. 4,352 399,992
LPL Financial Holdings, Inc. 1,809 591,796
M&T Bank Corp. 4,039 721,971
Markel Group, Inc. * 308 575,840
Medical Properties Trust, Inc. REIT 14,494 87,399

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
MGIC Investment Corp. 6,298 $ 156,064
Mid-America Apartment Communities, Inc.
REIT 2,822 472,911
Millrose Properties, Inc. Class A REIT * 3,041 80,617
Nasdaq, Inc. 10,012 759,510
National Storage Affiliates Trust REIT 1,678 66,113
NNN REIT, Inc. 4,604 196,361
Northern Trust Corp. 4,716 465,233
NU Holdings Ltd. Class A * (Brazil)  78,875 807,680
Old Republic International Corp. 5,775 226,496
Omega Healthcare Investors, Inc. REIT 6,594 251,100
OneMain Holdings, Inc. 2,772 135,495
Park Hotels & Resorts, Inc. REIT 5,071 54,158
Pinnacle Financial Partners, Inc. 1,860 197,234
Popular, Inc. 1,656 152,965
Primerica, Inc. 825 234,737
Principal Financial Group, Inc. 5,516 465,385
Prosperity Bancshares, Inc. 2,200 157,014
Prudential Financial, Inc. 8,737 975,748
Raymond James Financial, Inc. 4,926 684,271
Rayonier, Inc. REIT 3,782 105,442
Realty Income Corp. REIT 21,187 1,229,058
Regency Centers Corp. REIT 4,388 323,659
Regions Financial Corp. 22,103 480,298
Reinsurance Group of America, Inc. 1,596 314,252
RenaissanceRe Holdings Ltd. (Bermuda)  1,247 299,280
Rexford Industrial Realty, Inc. REIT 5,405 211,606
Rithm Capital Corp. REIT 12,519 143,343
RLI Corp. 2,018 162,106
Rocket Cos., Inc. Class A  3,357 40,519
Ryan Specialty Holdings, Inc. 2,490 183,936
SBA Communications Corp. REIT 2,608 573,786
Seaport Entertainment Group, Inc. * 325 6,978
SEI Investments Co. 2,339 181,577
Simon Property Group, Inc. REIT 7,865 1,306,219
SLM Corp. 4,974 146,086
SoFi Technologies, Inc. * 25,962 301,938
STAG Industrial, Inc. REIT 4,404 159,073
Starwood Property Trust, Inc. REIT 7,737 152,961
State Street Corp. 7,116 637,096
Stifel Financial Corp. 2,431 229,146
Sun Communities, Inc. REIT 3,064 394,153
Synchrony Financial 9,450 500,283
Synovus Financial Corp. 3,334 155,831
T. Rowe Price Group, Inc. 5,331 489,759
TFS Financial Corp. 1,147 14,211
TPG, Inc. 2,052 97,326
Tradeweb Markets, Inc. Class A  2,821 418,806
UDR, Inc. REIT 7,979 360,411
Unum Group 4,290 349,463
UWM Holdings Corp. 2,776 15,157
Ventas, Inc. REIT 10,174 699,564
VICI Properties, Inc. REIT 25,609 835,366
Virtu Financial, Inc. Class A  1,943 74,067
Vornado Realty Trust REIT 4,296 158,909
Voya Financial, Inc. 2,445 165,673
W.R. Berkley Corp. 7,142 508,225
Webster Financial Corp. 4,187 215,840
Western Alliance Bancorp 2,632 202,217
Western Union Co. 7,988 84,513
Weyerhaeuser Co. REIT 17,718 518,783
White Mountains Insurance Group Ltd. 61 117,474
Willis Towers Watson PLC 2,447 826,964
Wintrust Financial Corp. 1,588 178,587
a Shares Value
WP Carey, Inc. REIT 5,266 $ 332,337
XP, Inc. Class A (Brazil)  9,916 136,345
Zions Bancorp NA 3,369 167,978
61,154,592
Industrial - 13.3%
spacing
A.O. Smith Corp. 2,922 190,982
AAON, Inc. 1,589 124,149
Acuity, Inc. 756 199,093
Advanced Drainage Systems, Inc. 1,716 186,443
AECOM 3,248 301,187
AGCO Corp. 1,525 141,169
Allegion PLC 2,126 277,358
Amcor PLC 34,957 339,083
AMETEK, Inc. 5,612 966,050
AptarGroup, Inc. 1,614 239,485
Armstrong World Industries, Inc. 1,063 149,755
Arrow Electronics, Inc. * 1,296 134,564
Avnet, Inc. 2,018 97,046
Axon Enterprise, Inc. * 1,764 927,776
AZEK Co., Inc. * 3,332 162,901
Ball Corp. 7,174 373,550
Berry Global Group, Inc. 2,803 195,677
Builders FirstSource, Inc. * 2,773 346,459
BWX Technologies, Inc. 2,232 220,187
Carlisle Cos., Inc. 1,097 373,529
CH Robinson Worldwide, Inc. 2,829 289,690
Clean Harbors, Inc. * 1,246 245,587
CNH Industrial NV 21,273 261,232
Cognex Corp. 4,227 126,091
Coherent Corp. * 3,073 199,561
Comfort Systems USA, Inc. 855 275,592
Crane Co. 1,199 183,663
Crown Holdings, Inc. 2,846 254,034
Curtiss-Wright Corp. 927 294,109
Donaldson Co., Inc. 2,940 197,156
Dover Corp. 3,333 585,541
Eagle Materials, Inc. 814 180,651
EMCOR Group, Inc. 1,106 408,811
Esab Corp. 1,380 160,770
Everus Construction Group, Inc. * 1,240 45,992
Expeditors International of Washington, Inc. 3,407 409,692
Flowserve Corp. 3,213 156,923
Fortive Corp. 8,430 616,907
Fortune Brands Innovations, Inc. 3,012 183,371
Garmin Ltd. 3,764 817,277
Gates Industrial Corp. PLC * 5,751 105,876
Generac Holdings, Inc. * 1,440 182,376
Graco, Inc. 4,065 339,468
Graphic Packaging Holding Co. 7,271 188,755
Hayward Holdings, Inc. * 3,481 48,456
HEICO Corp. 1,072 286,428
HEICO Corp. Class A  1,974 416,455
Hexcel Corp. 1,994 109,191
Howmet Aerospace, Inc. 9,850 1,277,841
Hubbell, Inc. 1,301 430,514
Huntington Ingalls Industries, Inc. 959 195,674
IDEX Corp. 1,841 333,166
Ingersoll Rand, Inc. 9,810 785,094
Ingram Micro Holding Corp. 435 7,717
ITT, Inc. 2,010 259,612
Jabil, Inc. 2,611 355,279
Jacobs Solutions, Inc. 2,996 362,186
JB Hunt Transport Services, Inc. 1,973 291,905

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Keysight Technologies, Inc. * 4,236 $ 634,426
Kirby Corp. * 1,419 143,333
Knight-Swift Transportation Holdings, Inc. 3,845 167,219
L3Harris Technologies, Inc. 4,604 963,663
Landstar System, Inc. 871 130,824
Lennox International, Inc. 779 436,887
Lincoln Electric Holdings, Inc. 1,348 254,988
Littelfuse, Inc. 599 117,847
Loar Holdings, Inc. * 870 61,465
Louisiana-Pacific Corp. 1,479 136,038
Martin Marietta Materials, Inc. 1,490 712,414
Masco Corp. 5,239 364,320
MasTec, Inc. * 1,536 179,267
Mettler-Toledo International, Inc. * 506 597,540
Middleby Corp. * 1,303 198,030
Mohawk Industries, Inc. * 1,282 146,379
MSA Safety, Inc. 907 133,048
Nordson Corp. 1,382 278,777
nVent Electric PLC 4,034 211,462
Old Dominion Freight Line, Inc. 4,702 777,946
Oshkosh Corp. 1,602 150,716
Otis Worldwide Corp. 9,702 1,001,246
Owens Corning 2,096 299,351
Packaging Corp. of America 2,155 426,733
Pentair PLC 4,013 351,057
RBC Bearings, Inc. * 696 223,952
Regal Rexnord Corp. 1,635 186,145
Rockwell Automation, Inc. 2,748 710,028
Ryder System, Inc. 982 141,221
Saia, Inc. * 650 227,130
Schneider National, Inc. Class B  1,080 24,678
Sealed Air Corp. 3,300 95,370
Sensata Technologies Holding PLC 3,649 88,561
Silgan Holdings, Inc. 2,024 103,467
Simpson Manufacturing Co., Inc. 1,035 162,578
Smurfit WestRock PLC 12,565 566,179
Snap-on, Inc. 1,257 423,622
Sonoco Products Co. 2,395 113,140
Spirit AeroSystems Holdings, Inc. Class A * 2,831 97,556
Standardaero, Inc. * 2,572 68,518
Stanley Black & Decker, Inc. 3,735 287,147
TD SYNNEX Corp. 1,844 191,702
Teledyne Technologies, Inc. * 1,125 559,924
Tetra Tech, Inc. 6,534 191,120
Textron, Inc. 4,542 328,160
Timken Co. 1,584 113,842
TopBuild Corp. * 711 216,819
Toro Co. 2,425 176,419
Trex Co., Inc. * 2,524 146,644
Trimble, Inc. * 5,919 388,582
Universal Display Corp. 1,134 158,170
Valmont Industries, Inc. 486 138,690
Veralto Corp. 6,003 584,992
Vertiv Holdings Co. Class A  8,702 628,284
Vontier Corp. 3,543 116,388
Vulcan Materials Co. 3,217 750,526
Westinghouse Air Brake Technologies Corp. 4,144 751,514
Woodward, Inc. 1,437 262,238
XPO, Inc. * 2,778 298,857
Xylem, Inc. 5,874 701,708
36,913,933
Technology - 13.9%
spacing
Akamai Technologies, Inc. * 3,621 291,490
a Shares Value
Allegro MicroSystems, Inc. * (Japan)  2,999 $ 75,365
Amdocs Ltd. 2,746 251,259
Amentum Holdings, Inc. * 3,600 65,520
Amkor Technology, Inc. 2,753 49,719
ANSYS, Inc. * 2,121 671,424
Appfolio, Inc. Class A * 555 122,045
AppLovin Corp. Class A * 6,375 1,689,184
Astera Labs, Inc. * 2,681 159,975
Bentley Systems, Inc. Class B  3,437 135,212
Bill Holdings, Inc. * 2,382 109,310
Broadridge Financial Solutions, Inc. 2,846 690,041
CACI International, Inc. Class A * 538 197,403
CCC Intelligent Solutions Holdings, Inc. * 11,708 105,723
Cirrus Logic, Inc. * 1,315 131,046
Cloudflare, Inc. Class A * 7,402 834,131
Cognizant Technology Solutions Corp.
Class A  12,099 925,574
Concentrix Corp. 1,131 62,929
Confluent, Inc. Class A * 6,068 142,234
Crane NXT Co. 1,197 61,526
Datadog, Inc. Class A * 7,387 732,864
Dayforce, Inc. * 3,702 215,938
Docusign, Inc. * 4,872 396,581
DoubleVerify Holdings, Inc. * 3,539 47,316
Doximity, Inc. Class A * 3,053 177,166
Dropbox, Inc. Class A * 5,591 149,336
Duolingo, Inc. * 915 284,144
DXC Technology Co. * 4,367 74,457
Dynatrace, Inc. * 7,248 341,743
Elastic NV * 2,134 190,139
Electronic Arts, Inc. 6,424 928,396
Entegris, Inc. 3,660 320,177
EPAM Systems, Inc. * 1,336 225,570
Fair Isaac Corp. * 577 1,064,080
Fidelity National Information Services, Inc. 13,100 978,308
Five9, Inc. * 1,789 48,571
Gartner, Inc. * 1,832 768,964
Genpact Ltd. 4,289 216,080
Gitlab, Inc. Class A * 3,067 144,149
GLOBALFOUNDRIES, Inc. * 2,401 88,621
Globant SA * 1,027 120,898
Guidewire Software, Inc. * 1,989 372,659
Hewlett Packard Enterprise Co. 31,912 492,402
HP, Inc. 22,786 630,944
HubSpot, Inc. * 1,204 687,833
Informatica, Inc. Class A * 2,002 34,935
IPG Photonics Corp. * 621 39,210
Jack Henry & Associates, Inc. 1,763 321,924
KBR, Inc. 3,253 162,032
Kyndryl Holdings, Inc. * 5,574 175,024
Lattice Semiconductor Corp. * 3,310 173,610
Leidos Holdings, Inc. 3,234 436,396
Lumentum Holdings, Inc. * 1,630 101,614
MACOM Technology Solutions Holdings,
Inc. * 1,515 152,076
Manhattan Associates, Inc. * 1,447 250,389
Microchip Technology, Inc. 12,890 624,005
MicroStrategy, Inc. Class A * 5,617 1,619,213
MKS Instruments, Inc. 1,649 132,167
MongoDB, Inc. * 1,740 305,196
Monolithic Power Systems, Inc. 1,142 662,337
MSCI, Inc. 1,848 1,045,044
nCino, Inc. * 2,015 55,352
NetApp, Inc. 4,959 435,599

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Nutanix, Inc. Class A * 6,082 $ 424,584
Okta, Inc. * 3,934 413,935
ON Semiconductor Corp. * 10,328 420,246
Onto Innovation, Inc. * 1,214 147,307
Palantir Technologies, Inc. Class A * 50,062 4,225,233
Parsons Corp. * 1,117 66,138
Paychex, Inc. 7,818 1,206,161
Paycom Software, Inc. 1,239 270,697
Paycor HCM, Inc. * 1,835 41,177
Pegasystems, Inc. 1,089 75,707
Playtika Holding Corp. 1,011 5,227
Procore Technologies, Inc. * 2,649 174,887
PTC, Inc. * 2,877 445,791
Pure Storage, Inc. Class A * 7,461 330,298
Qorvo, Inc. * 2,315 167,629
RingCentral, Inc. Class A * 2,006 49,669
ROBLOX Corp. Class A * 12,766 744,130
Sandisk Corp. * 2,721 129,547
Science Applications International Corp. 1,166 130,907
SentinelOne, Inc. Class A * 6,711 122,006
Skyworks Solutions, Inc. 3,914 252,962
SS&C Technologies Holdings, Inc. 5,223 436,277
Super Micro Computer, Inc. * 12,042 412,318
Take-Two Interactive Software, Inc. * 4,191 868,585
Teradata Corp. * 2,369 53,255
Teradyne, Inc. 3,796 313,550
Twilio, Inc. Class A * 3,718 364,029
Tyler Technologies, Inc. * 1,030 598,832
UiPath, Inc. Class A * 10,080 103,824
Unity Software, Inc. * 7,263 142,282
Veeva Systems, Inc. Class A * 3,585 830,394
Western Digital Corp. * 8,398 339,531
Wolfspeed, Inc. * 3,039 9,299
Zebra Technologies Corp. Class A * 1,243 351,222
Zoom Communications, Inc. Class A * 6,409 472,792
ZoomInfo Technologies, Inc. * 6,790 67,900
Zscaler, Inc. * 2,264 449,223
38,852,120
Utilities - 6.1%
spacing
AES Corp. 17,235 214,059
Alliant Energy Corp. 6,228 400,772
Ameren Corp. 6,467 649,287
American Water Works Co., Inc. 4,741 699,392
Atmos Energy Corp. 3,763 581,684
Brookfield Renewable Corp. (Canada)  3,299 92,108
CenterPoint Energy, Inc. 15,686 568,304
Clearway Energy, Inc. Class A  776 22,085
Clearway Energy, Inc. Class C  2,001 60,570
CMS Energy Corp. 7,234 543,346
Consolidated Edison, Inc. 8,419 931,057
DTE Energy Co. 5,025 694,807
Edison International 9,247 544,833
Entergy Corp. 10,364 886,018
Essential Utilities, Inc. 6,120 241,923
Evergy, Inc. 5,412 373,157
Eversource Energy 8,918 553,897
Exelon Corp. 24,323 1,120,804
FirstEnergy Corp. 13,994 565,637
IDACORP, Inc. 1,310 152,248
MDU Resources Group, Inc. 4,959 83,857
National Fuel Gas Co. 2,211 175,089
NiSource, Inc. 11,353 455,142
NRG Energy, Inc. 4,856 463,554
a Shares Value
OGE Energy Corp. 4,879 $ 224,239
PG&E Corp. 53,077 911,863
Pinnacle West Capital Corp. 2,763 263,176
PPL Corp. 17,951 648,211
Public Service Enterprise Group, Inc. 12,122 997,641
UGI Corp. 5,375 177,751
Vistra Corp. 8,247 968,528
WEC Energy Group, Inc. 7,688 837,838
Xcel Energy, Inc. 13,973 989,149
17,092,026
Total Common Stocks
    (Cost $250,192,898) 274,679,255
EXCHANGE-TRADED FUNDS - 1.1%
iShares Russell Mid-Cap 35,282 3,001,440
a
Total Exchange-Traded Funds
    (Cost $3,153,243) 3,001,440
TOTAL INVESTMENTS - 99.7%
(Cost $253,346,141) 277,680,695
DERIVATIVES - (0.0%) (12,665)
OTHER ASSETS & LIABILITIES, NET - 0.3% 774,667
NET ASSETS - 100.0% $ 278,442,697

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, open futures contracts outstanding were as follows:
(b) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 06/25 1 $ 286,612 $ 282,663 ( $ 3,949 )
CME E-Mini Standard & Poor's MidCap 400 Index 06/25 2 596,436 587,720 (8,716)
Total Futures Contracts ( $ 12,665 )
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 274,679,255 $ 274,679,255 $ – $ –
Exchange-Traded Funds 3,001,440 3,001,440 – –
Total Assets 277,680,695 277,680,695 – –
Liabilities Derivatives:
Equity Contracts
Futures (12,665) (12,665) – –
Total Liabilities (12,665) (12,665) – –
Total $ 277,668,030 $ 277,668,030 $ – $ –

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights * ± Ω 869 $ 739
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights * ± Ω 758 356
Inhibrx, Inc. - Contingent Value Rights * ± Ω 1,165 1,316
OmniAb, Inc. $12.50 - Earn Out Shares
* ± Ω 40 –
OmniAb, Inc. $15.00 - Earn Out Shares
* ± Ω 40 –
2,411
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights * ± Ω 33 34
Total Rights
    (Cost $1,164) 2,445
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 32 82
Total Warrants
    (Cost $0) 82
COMMON STOCKS - 97.8%
Basic Materials - 3.2%
spacing
Balchem Corp. 1,703 282,698
Cabot Corp. 2,804 233,125
Carpenter Technology Corp. 2,537 459,654
Centrus Energy Corp. Class A * 510 31,727
Century Aluminum Co. * 2,791 51,801
Codexis, Inc. * 545 1,466
Constellium SE * 6,824 68,854
Contango ORE, Inc. * 141 1,440
Critical Metals Corp. * (Austria)  370 514
Dakota Gold Corp. * 2,159 5,721
Encore Energy Corp. * (Canada)  6,567 8,997
Hawkins, Inc. 1,019 107,932
HB Fuller Co. 833 46,748
Ingevity Corp. * 1,924 76,171
Innospec, Inc. 1,128 106,878
Ivanhoe Electric, Inc. * 4,497 26,128
Kaiser Aluminum Corp. 792 48,011
Lightwave Logic, Inc. * 6,005 6,155
MAC Copper Ltd. Class A * (Australia)  741 7,069
Northern Technologies International Corp. 420 4,372
Oil-Dri Corp. of America 92 4,225
Orion SA (Germany)  3,029 39,165
Perpetua Resources Corp. * 2,229 23,828
Piedmont Lithium, Inc. * 241 1,518
Quaker Chemical Corp. 737 91,101
Sensient Technologies Corp. 2,104 156,601
Stepan Co. 111 6,109
Sylvamo Corp. 407 27,298
U.S. Lime & Minerals, Inc. 557 49,228
Ur-Energy, Inc. * 15,982 10,773
a Shares Value
Uranium Energy Corp. * 21,749 $ 103,960
2,089,267
Communications - 4.2%
spacing
1-800-Flowers.com, Inc. Class A * 301 1,776
1stdibs.com, Inc. * 653 1,985
A10 Networks, Inc. 3,725 60,867
Anterix, Inc. * 497 18,190
Applied Digital Corp. * 7,249 40,739
AudioEye, Inc. * 388 4,307
Backblaze, Inc. Class A * 2,470 11,930
Boston Omaha Corp. Class A * 81 1,181
Bumble, Inc. Class A * 459 1,992
Calix, Inc. * 2,321 82,256
Cardlytics, Inc. * 2,243 4,082
Cargurus, Inc. * 4,589 133,678
Clear Channel Outdoor Holdings, Inc. * 2,232 2,478
Cogent Communications Holdings, Inc. 2,322 142,362
Couchbase, Inc. * 2,151 33,878
Credo Technology Group Holding Ltd. * 7,476 300,236
Despegar.com Corp. * (Argentina)  522 9,808
DigitalBridge Group, Inc. 2,316 20,427
Entravision Communications Corp. Class A  590 1,239
ePlus, Inc. * 934 57,002
Eventbrite, Inc. Class A * 3,752 7,917
EverQuote, Inc. Class A * 1,319 34,545
Extreme Networks, Inc. * 3,643 48,197
Figs, Inc. Class A * 391 1,795
fuboTV, Inc. * 1,261 3,682
Gambling.com Group Ltd. * (Malta)  851 10,740
Getty Images Holdings, Inc. * 4,969 8,596
Globalstar, Inc. * 2,171 45,287
Gogo, Inc. * 1,624 13,999
Grindr, Inc. * (Singapore)  1,218 21,802
Groupon, Inc. * 572 10,736
Harmonic, Inc. * 5,826 55,871
HealthStream, Inc. 386 12,422
Hims & Hers Health, Inc. * 10,195 301,262
IDT Corp. Class B  576 29,555
InterDigital, Inc. 1,333 275,598
LifeMD, Inc. * 1,130 6,147
Liquidity Services, Inc. * 1,129 35,010
LiveOne, Inc. * 3,301 2,307
Magnite, Inc. * 5,935 67,718
MediaAlpha, Inc. Class A * 1,684 15,560
Nerdy, Inc. * 3,812 5,413
Ooma, Inc. * 192 2,513
Open Lending Corp. * 5,640 15,566
Opendoor Technologies, Inc. * 1,786 1,822
OptimizeRx Corp. * 874 7,569
Preformed Line Products Co. 8 1,121
Q2 Holdings, Inc. * 3,105 248,431
QuinStreet, Inc. * 2,830 50,487
RealReal, Inc. * 3,832 20,654
Revolve Group, Inc. * 2,031 43,646
Shutterstock, Inc. 1,063 19,804
Sinclair, Inc. 1,732 27,591
Sprinklr, Inc. Class A * 6,152 51,369
Stagwell, Inc. * 833 5,040
TechTarget, Inc. * 1,458 21,593
Thryv Holdings, Inc. * 2,038 26,107
Townsquare Media, Inc. Class A  684 5,568
Tucows, Inc. Class A * 393 6,634
Upwork, Inc. * 6,595 86,065

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Value Line, Inc. 52 $ 2,011
Vivid Seats, Inc. Class A * 3,827 11,328
Yelp, Inc. * 3,346 123,902
2,723,393
Consumer, Cyclical - 10.0%
spacing
Abercrombie & Fitch Co. Class A * 2,617 199,860
Academy Sports & Outdoors, Inc. 934 42,600
Accel Entertainment, Inc. * 2,834 28,113
Acushnet Holdings Corp. 1,464 100,518
American Eagle Outfitters, Inc. 7,509 87,255
Arhaus, Inc. * 2,388 20,776
Arko Corp. 417 1,647
Atlanta Braves Holdings, Inc. Class A * 548 24,041
Atlanta Braves Holdings, Inc. Class C * 2,614 104,586
Aurora Innovation, Inc. * 27,345 183,895
Beacon Roofing Supply, Inc. * 3,047 376,914
BJ's Restaurants, Inc. * 512 17,541
Blink Charging Co. * 2,212 2,030
Bloomin' Brands, Inc. 2,061 14,777
Blue Bird Corp. * 1,698 54,964
Boot Barn Holdings, Inc. * 1,563 167,913
Brinker International, Inc. * 2,097 312,558
Buckle, Inc. 1,648 63,151
Build-A-Bear Workshop, Inc. 673 25,015
Caleres, Inc. 523 9,011
Camping World Holdings, Inc. Class A  3,010 48,642
Cavco Industries, Inc. * 424 220,323
Century Communities, Inc. 170 11,407
Champion Homes, Inc. * 1,341 127,073
Cheesecake Factory, Inc. 2,553 124,229
Cinemark Holdings, Inc. * 4,623 115,067
CompX International, Inc. 84 1,741
Cracker Barrel Old Country Store, Inc. 247 9,589
Daktronics, Inc. * 267 3,252
Dave & Buster's Entertainment, Inc. * 1,606 28,217
Denny's Corp. * 1,778 6,525
Dine Brands Global, Inc. 112 2,606
Dorman Products, Inc. * 1,360 163,934
Douglas Dynamics, Inc. 1,023 23,764
Dream Finders Homes, Inc. Class A * 1,474 33,253
Everi Holdings, Inc. * 2,329 31,837
EVgo, Inc. * 664 1,766
EVI Industries, Inc. 303 5,084
First Watch Restaurant Group, Inc. * 2,037 33,916
FirstCash Holdings, Inc. 2,040 245,453
Forestar Group, Inc. * 117 2,473
Frontier Group Holdings, Inc. * 2,119 9,196
Genesco, Inc. * 135 2,866
Gentherm, Inc. * 1,631 43,613
Global Business Travel Group I * 5,640 40,946
Global Industrial Co. 762 17,069
GMS, Inc. * 1,855 135,730
Green Brick Partners, Inc. * 447 26,065
H&E Equipment Services, Inc. 1,564 148,252
Hanesbrands, Inc. * 18,684 107,807
Hilton Grand Vacations, Inc. * 3,667 137,183
HNI Corp. 1,194 52,954
Holley, Inc. * 1,111 2,855
Hovnanian Enterprises, Inc. Class A * 14 1,466
Hudson Technologies, Inc. * 386 2,382
IMAX Corp. * 2,259 59,525
indie Semiconductor, Inc. Class A * (China)  2,515 5,118
Installed Building Products, Inc. 1,252 214,668
a Shares Value
Interface, Inc. 297 $ 5,893
International Game Technology PLC 773 12,569
J Jill, Inc. 302 5,898
Jack in the Box, Inc. 1,029 27,979
KB Home 480 27,898
Kontoor Brands, Inc. 2,911 186,682
Kura Sushi USA, Inc. Class A * 359 18,381
Landsea Homes Corp. * 39 250
LCI Industries 1,311 114,621
Leslie's, Inc. * 5,435 3,997
LGI Homes, Inc. * 68 4,520
Lindblad Expeditions Holdings, Inc. * 1,258 11,662
Livewire Group, Inc. * 654 1,308
Lovesac Co. * 371 6,745
Luminar Technologies, Inc. * 1,274 6,867
Madison Square Garden Entertainment
Corp. * 180 5,893
Marine Products Corp. 235 1,972
Miller Industries, Inc. 44 1,864
Monarch Casino & Resort, Inc. 680 52,870
National Vision Holdings, Inc. * 260 3,323
ONE Group Hospitality, Inc. * 1,210 3,618
OneSpaWorld Holdings Ltd. (Bahamas)  5,346 89,759
Oxford Industries, Inc. 555 32,562
Papa John's International, Inc. 1,274 52,336
Patrick Industries, Inc. 1,708 144,429
Peloton Interactive, Inc. Class A * 17,289 109,267
Portillo's, Inc. Class A * 2,310 27,466
Potbelly Corp. * 1,355 12,886
PriceSmart, Inc. 826 72,564
Pursuit Attractions & Hospitality, Inc. * 1,078 38,150
RCI Hospitality Holdings, Inc. 215 9,232
Red Rock Resorts, Inc. Class A  1,200 52,044
REV Group, Inc. 2,114 66,802
Rocky Brands, Inc. 130 2,258
Rush Street Interactive, Inc. * 4,036 43,266
Sabre Corp. * 4,003 11,248
Savers Value Village, Inc. * 1,155 7,970
Shake Shack, Inc. Class A * 2,008 177,045
Shyft Group, Inc. 132 1,068
Six Flags Entertainment Corp. 3,643 129,946
Sonic Automotive, Inc. Class A  206 11,734
Sonos, Inc. * 5,744 61,289
Steven Madden Ltd. 3,787 100,886
Sun Country Airlines Holdings, Inc. * 935 11,519
Super Group SGHC Ltd. (Guernsey)  7,923 51,024
Superior Group of Cos., Inc. 126 1,378
Sweetgreen, Inc. Class A * 5,369 134,332
ThredUp, Inc. Class A * 647 1,559
Tile Shop Holdings, Inc. * 493 3,195
Torrid Holdings, Inc. * 994 5,447
Tri Pointe Homes, Inc. * 1,409 44,975
United Homes Group, Inc. * 197 552
United Parks & Resorts, Inc. * 1,545 70,236
Urban Outfitters, Inc. * 939 49,204
Victoria's Secret & Co. * 1,009 18,747
Visteon Corp. * 1,437 111,540
VSE Corp. 140 16,799
Warby Parker, Inc. Class A * 4,688 85,462
Webtoon Entertainment, Inc. * (South
Korea)  299 2,293
Wheels Up Experience, Inc. * 3,999 4,039
Wolverine World Wide, Inc. 4,202 58,450
XPEL, Inc. * ~ 1,338 39,310

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Xponential Fitness, Inc. Class A * 1,205 $ 10,038
6,564,127
Consumer, Non-Cyclical - 32.1%
spacing
4D Molecular Therapeutics, Inc. * 1,610 5,200
Absci Corp. * 2,898 7,274
ACADIA Pharmaceuticals, Inc. * 6,328 105,108
Accolade, Inc. * 1,347 9,402
Accuray, Inc. * 4,498 8,051
Achieve Life Sciences, Inc. * 1,149 3,068
Actinium Pharmaceuticals, Inc. * 1,657 2,668
AdaptHealth Corp. * 2,378 25,778
ADC Therapeutics SA * (Switzerland)  2,093 2,951
Addus HomeCare Corp. * 364 35,996
ADMA Biologics, Inc. * 12,106 240,183
Adtalem Global Education, Inc. * 366 36,834
Aerovate Therapeutics, Inc. * 600 1,506
Agenus, Inc. * 155 233
agilon health, Inc. * 16,271 70,453
AirSculpt Technologies, Inc. * 657 1,534
Akebia Therapeutics, Inc. * 1,030 1,978
Akero Therapeutics, Inc. * 662 26,798
Akoya Biosciences, Inc. * 1,357 1,886
Alarm.com Holdings, Inc. * 2,486 138,346
Aldeyra Therapeutics, Inc. * 287 1,650
Alector, Inc. * 4,035 4,963
Alkermes PLC * 8,484 280,142
Alphatec Holdings, Inc. * 5,506 55,831
Alta Equipment Group, Inc. 1,331 6,242
Altimmune, Inc. * 1,923 9,615
Alto Neuroscience, Inc. * 434 937
Alumis, Inc. * 700 4,298
ALX Oncology Holdings, Inc. * 1,437 895
American Public Education, Inc. * 49 1,094
Amicus Therapeutics, Inc. * 15,482 126,333
AMN Healthcare Services, Inc. * 2,002 48,969
Amneal Pharmaceuticals, Inc. * 7,037 58,970
Amphastar Pharmaceuticals, Inc. * 2,005 58,125
AnaptysBio, Inc. * 1,191 22,141
Anavex Life Sciences Corp. * 957 8,211
Andersons, Inc. 201 8,629
ANI Pharmaceuticals, Inc. * 684 45,794
Anika Therapeutics, Inc. * 143 2,149
Anteris Technologies Global Corp. * 319 1,161
Apogee Therapeutics, Inc. * 1,999 74,683
Applied Therapeutics, Inc. * 4,315 2,110
Aquestive Therapeutics, Inc. * 1,319 3,825
Arbutus Biopharma Corp. * 7,387 25,781
Arcellx, Inc. * 2,305 151,208
Arcturus Therapeutics Holdings, Inc. * 1,012 10,717
Arcus Biosciences, Inc. * 2,917 22,898
Arcutis Biotherapeutics, Inc. * 5,663 88,569
Ardelyx, Inc. * 12,412 60,943
Ardent Health Partners, Inc. * 873 12,004
Arlo Technologies, Inc. * 5,155 50,880
ArriVent Biopharma, Inc. * 846 15,643
Arrowhead Pharmaceuticals, Inc. * 6,322 80,542
ARS Pharmaceuticals, Inc. * 2,609 32,821
Artiva Biotherapeutics, Inc. * (South Korea)  562 1,686
Artivion, Inc. * 1,616 39,721
Arvinas, Inc. * 3,428 24,065
Astrana Health, Inc. * 2,277 70,610
Astria Therapeutics, Inc. * 1,945 10,386
Atossa Therapeutics, Inc. * 1,973 1,328
a Shares Value
AtriCure, Inc. * 1,635 $ 52,745
Aurinia Pharmaceuticals, Inc. * (Canada)  5,195 41,768
Avadel Pharmaceuticals PLC * 4,887 38,265
Aveanna Healthcare Holdings, Inc. * 1,937 10,499
Avidity Biosciences, Inc. * 5,987 176,736
Avita Medical, Inc. * 1,267 10,313
Axogen, Inc. * 2,238 41,403
Axsome Therapeutics, Inc. * 1,941 226,379
Barrett Business Services, Inc. 1,212 49,874
Beauty Health Co. * 4,086 5,475
Beta Bionics, Inc. * 486 5,949
Beyond Meat, Inc. * 2,983 9,098
Bicara Therapeutics, Inc. * 541 7,049
BioAge Labs, Inc. * 229 861
BioCryst Pharmaceuticals, Inc. * 10,913 81,848
Biohaven Ltd. * 4,538 109,094
BioLife Solutions, Inc. * 1,705 38,942
Biomea Fusion, Inc. * 1,373 2,924
Biote Corp. Class A * 1,254 4,176
Bioventus, Inc. Class A * 632 5,783
Black Diamond Therapeutics, Inc. * 1,187 1,840
Blueprint Medicines Corp. * 3,353 296,774
Boundless Bio, Inc. * 459 693
BRC, Inc. Class A * 2,371 4,955
Bridgebio Pharma, Inc. * 4,618 159,644
BrightSpring Health Services, Inc. * 2,894 52,352
Brink's Co. 2,310 199,030
Brookdale Senior Living, Inc. * 8,645 54,118
Cabaletta Bio, Inc. * 528 731
Cadiz, Inc. * 2,082 6,100
Cal-Maine Foods, Inc. 122 11,090
Calavo Growers, Inc. 154 3,694
CAMP4 Therapeutics Corp. * 48 192
Candel Therapeutics, Inc. * 1,506 8,509
Capricor Therapeutics, Inc. * 1,708 16,209
Cardiff Oncology, Inc. * 1,419 4,456
CareDx, Inc. * 554 9,834
Cargo Therapeutics, Inc. * 237 965
Carriage Services, Inc. 560 21,700
Cartesian Therapeutics, Inc. * 509 6,709
Cass Information Systems, Inc. 588 25,431
Cassava Sciences, Inc. * 2,003 3,005
Castle Biosciences, Inc. * 413 8,268
Catalyst Pharmaceuticals, Inc. * 5,960 144,530
CBIZ, Inc. * 2,525 191,547
Celcuity, Inc. * 1,706 17,248
Celldex Therapeutics, Inc. * 2,792 50,675
Central Garden & Pet Co. * 139 5,096
Central Garden & Pet Co. Class A * 371 12,143
Ceribell, Inc. * 422 8,107
Cerus Corp. * 8,940 12,427
CervoMed, Inc. * 301 2,754
CG oncology, Inc. * 1,734 42,466
Chefs' Warehouse, Inc. * 1,872 101,949
Cimpress PLC * (Ireland)  615 27,816
Cogent Biosciences, Inc. * 4,518 27,063
Coherus Biosciences, Inc. * 1,571 1,268
Collegium Pharmaceutical, Inc. * 1,682 50,208
Community Health Systems, Inc. * 3,393 9,161
CompoSecure, Inc. Class A  1,057 11,490
Concentra Group Holdings Parent, Inc. 4,011 87,039
Conduit Pharmaceuticals, Inc. * 9 7
CONMED Corp. 1,632 98,556
Contineum Therapeutics, Inc. Class A * 426 2,973

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Corbus Pharmaceuticals Holdings, Inc. * 269 $ 1,428
Corcept Therapeutics, Inc. * 4,267 487,377
CorMedix, Inc. * 2,931 18,055
CorVel Corp. * 1,406 157,430
Coursera, Inc. * 7,276 48,458
CPI Card Group, Inc. * 251 7,322
CRA International, Inc. 346 59,927
Crinetics Pharmaceuticals, Inc. * 4,831 162,032
Cullinan Therapeutics, Inc. * 2,498 18,910
Custom Truck One Source, Inc. * 1,865 7,870
CVRx, Inc. * 826 10,102
Cytokinetics, Inc. * 574 23,069
Day One Biopharmaceuticals, Inc. * 2,619 20,769
Denali Therapeutics, Inc. * 3,782 51,416
Dianthus Therapeutics, Inc. * 93 1,687
Disc Medicine, Inc. * 133 6,602
Distribution Solutions Group, Inc. * 450 12,600
DLH Holdings Corp. * 96 389
DocGo, Inc. * 900 2,376
Driven Brands Holdings, Inc. * 3,150 53,991
Dynavax Technologies Corp. * 5,551 71,996
Dyne Therapeutics, Inc. * 4,420 46,233
Edgewise Therapeutics, Inc. * 3,880 85,360
Elevation Oncology, Inc. * 1,705 442
Embecta Corp. 279 3,557
Enhabit, Inc. * 242 2,127
Enliven Therapeutics, Inc. * 1,834 36,093
Ensign Group, Inc. 2,924 378,366
Esperion Therapeutics, Inc. * 2,186 3,148
European Wax Center, Inc. Class A * 1,458 5,759
EVERTEC, Inc. 3,341 122,849
Evolus, Inc. * 2,946 35,440
EyePoint Pharmaceuticals, Inc. * 1,711 9,274
Fennec Pharmaceuticals, Inc. * (Canada)  268 1,632
Fibrobiologics, Inc. * 971 874
First Advantage Corp. * 1,907 26,870
FiscalNote Holdings, Inc. * 4,742 3,832
Flywire Corp. * 6,384 60,648
Foghorn Therapeutics, Inc. * 950 3,467
Forafric Global PLC * (Gibraltar)  188 1,617
Fractyl Health, Inc. * 1,542 1,835
Franklin Covey Co. * 620 17,124
Fulcrum Therapeutics, Inc. * 1,301 3,747
GeneDx Holdings Corp. * 83 7,351
Geron Corp. * 21,793 34,651
Glaukos Corp. * 2,584 254,317
Greenwich Lifesciences, Inc. * 349 3,329
Guardant Health, Inc. * 6,308 268,721
Guardian Pharmacy Services, Inc. Class A * 183 3,891
Hackett Group, Inc. 1,209 35,327
Haemonetics Corp. * 2,615 166,183
Halozyme Therapeutics, Inc. * 6,573 419,423
Harmony Biosciences Holdings, Inc. * 2,009 66,679
Harrow, Inc. * 1,614 42,932
HealthEquity, Inc. * 4,523 399,698
Herbalife Ltd. * 3,606 31,120
Herc Holdings, Inc. 1,487 199,659
Heron Therapeutics, Inc. * 610 1,342
HireQuest, Inc. 309 3,677
Honest Co., Inc. * 1,693 7,957
Humacyte, Inc. * 5,006 8,535
Huron Consulting Group, Inc. * 922 132,261
ICF International, Inc. 985 83,695
Ideaya Biosciences, Inc. * 4,593 75,233
a Shares Value
IGM Biosciences, Inc. * 922 $ 1,060
ImmunityBio, Inc. * 6,343 19,092
Immunome, Inc. * 3,765 25,338
Immunovant, Inc. * 3,083 52,688
InfuSystem Holdings, Inc. * 982 5,283
Inhibrx Biosciences, Inc. * 332 4,645
Inmode Ltd. * 445 7,894
Inmune Bio, Inc. * 670 5,233
Innovage Holding Corp. * 347 1,034
Innoviva, Inc. * 200 3,626
Insmed, Inc. * 9,086 693,171
Insperity, Inc. 1,891 168,734
Integer Holdings Corp. * 1,235 145,742
Interparfums, Inc. 963 109,657
Iovance Biotherapeutics, Inc. * 14,559 48,481
iRadimed Corp. 435 22,829
iRhythm Technologies, Inc. * 1,649 172,617
Ironwood Pharmaceuticals, Inc. * 2,348 3,452
Ispire Technology, Inc. * 973 2,656
J&J Snack Foods Corp. 804 105,903
Janux Therapeutics, Inc. * 1,670 45,090
Jasper Therapeutics, Inc. * 701 3,014
John B Sanfilippo & Son, Inc. 473 33,517
John Wiley & Sons, Inc. Class A  1,087 48,437
Joint Corp. * 542 6,770
KalVista Pharmaceuticals, Inc. * 2,052 23,680
Keros Therapeutics, Inc. * 1,754 17,873
Kforce, Inc. 980 47,912
KinderCare Learning Cos., Inc. * 693 8,032
Kiniksa Pharmaceuticals International PLC * 2,016 44,775
Korro Bio, Inc. * 90 1,567
Krispy Kreme, Inc. 4,592 22,593
Krystal Biotech, Inc. * 1,307 235,652
Kura Oncology, Inc. * 3,933 25,958
Kymera Therapeutics, Inc. * 2,480 67,878
Kyverna Therapeutics, Inc. * 590 1,139
Lancaster Colony Corp. 1,033 180,775
Lantheus Holdings, Inc. * 3,629 354,190
Larimar Therapeutics, Inc. * 2,068 4,446
Laureate Education, Inc. * 5,561 113,722
Legalzoom.com, Inc. * 6,663 57,368
LeMaitre Vascular, Inc. 1,073 90,025
Lexeo Therapeutics, Inc. * 1,108 3,845
Lexicon Pharmaceuticals, Inc. * 862 397
LifeStance Health Group, Inc. * 3,468 23,097
Lifeway Foods, Inc. * 252 6,161
Lineage Cell Therapeutics, Inc. * 11,297 5,102
Liquidia Corp. * 3,339 49,250
LivaNova PLC * 158 6,206
LiveRamp Holdings, Inc. * 3,402 88,928
MacroGenics, Inc. * 2,273 2,887
Madrigal Pharmaceuticals, Inc. * 947 313,675
Mama's Creations, Inc. * 1,622 10,559
MannKind Corp. * 10,942 55,038
Maravai LifeSciences Holdings, Inc.
Class A * 5,483 12,117
Marqeta, Inc. Class A * 21,375 88,065
Maze Therapeutics, Inc. * 270 2,973
MBX Biosciences, Inc. * 230 1,697
MediWound Ltd. * (Israel)  532 8,257
MeiraGTx Holdings PLC * 1,542 10,455
Merit Medical Systems, Inc. * 3,020 319,244
Mersana Therapeutics, Inc. * 3,608 1,242
Metagenomi, Inc. * 594 808

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Metsera, Inc. * 460 $ 12,521
MGP Ingredients, Inc. 764 22,446
MiMedx Group, Inc. * 3,009 22,868
Mind Medicine MindMed, Inc. * 3,988 23,330
Mineralys Therapeutics, Inc. * 268 4,256
Mirum Pharmaceuticals, Inc. * 2,091 94,200
Mission Produce, Inc. * 324 3,396
Mister Car Wash, Inc. * 4,361 34,408
ModivCare, Inc. * 414 544
Moneylion, Inc. * 470 40,660
Nano-X Imaging Ltd. * (Israel)  2,593 12,952
Nathan's Famous, Inc. 130 12,529
National Beverage Corp. 1,248 51,842
National Research Corp. 755 9,664
Natural Grocers by Vitamin Cottage, Inc.
Class C  117 4,703
Nature's Sunshine Products, Inc. * 135 1,694
NeoGenomics, Inc. * 471 4,470
Neumora Therapeutics, Inc. * 4,189 4,189
Neurogene, Inc. * 283 3,314
NeuroPace, Inc. * 689 8,468
Niagen Bioscience, Inc. * 2,710 18,699
Novavax, Inc. * 6,312 40,460
Novocure Ltd. * 5,621 100,166
Nurix Therapeutics, Inc. * 2,748 32,646
Nuvalent, Inc. Class A * 1,855 131,557
Ocugen, Inc. * 14,248 10,063
Ocular Therapeutix, Inc. * 8,336 61,103
Olema Pharmaceuticals, Inc. * 461 1,733
Omeros Corp. * 949 7,801
OmniAb, Inc. * 411 986
Option Care Health, Inc. * 4,240 148,188
Orchestra BioMed Holdings, Inc. * 361 1,545
Organogenesis Holdings, Inc. * 519 2,242
ORIC Pharmaceuticals, Inc. * 746 4,163
Oscar Health, Inc. Class A * 10,781 141,339
Outlook Therapeutics, Inc. * 492 600
Ovid therapeutics, Inc. * 2,528 788
Owens & Minor, Inc. * 621 5,608
Pacira BioSciences, Inc. * 170 4,224
PACS Group, Inc. * 2,076 23,334
Paragon 28, Inc. * 2,520 32,911
Patterson Cos., Inc. 783 24,461
Payoneer Global, Inc. * 10,710 78,290
Pennant Group, Inc. * 1,738 43,711
PepGen, Inc. * 1,077 1,513
Performant Healthcare, Inc. * 2,683 7,942
Perspective Therapeutics, Inc. * 2,167 4,616
Phathom Pharmaceuticals, Inc. * 421 2,640
Phibro Animal Health Corp. Class A  225 4,806
Praxis Precision Medicines, Inc. * 913 34,575
Prime Medicine, Inc. * 3,191 6,350
Primo Brands Corp. Class A  1,281 45,463
Priority Technology Holdings, Inc. * 1,183 8,062
PROCEPT BioRobotics Corp. * 2,350 136,911
PROG Holdings, Inc. 335 8,911
Progyny, Inc. * 3,950 88,243
ProKidney Corp. * 4,279 3,749
Protagonist Therapeutics, Inc. * 3,129 151,318
Prothena Corp. PLC * (Ireland)  1,382 17,102
PTC Therapeutics, Inc. * 3,050 155,428
Pulmonx Corp. * 2,139 14,395
Pulse Biosciences, Inc. * 913 14,690
Puma Biotechnology, Inc. * 729 2,158
a Shares Value
Quad/Graphics, Inc. 952 $ 5,188
Quanterix Corp. * 278 1,810
RadNet, Inc. * 3,492 173,622
Rapport Therapeutics, Inc. * 519 5,206
Recursion Pharmaceuticals, Inc. Class A * 13,289 70,299
Regulus Therapeutics, Inc. * 950 1,663
Remitly Global, Inc. * 7,882 163,946
Renovaro, Inc. * 4,642 2,522
Revolution Medicines, Inc. * 5,859 207,174
Rhythm Pharmaceuticals, Inc. * 2,890 153,083
Rigel Pharmaceuticals, Inc. * 666 11,981
Rocket Pharmaceuticals, Inc. * 4,126 27,520
RxSight, Inc. * 1,954 49,339
Sana Biotechnology, Inc. * 6,554 11,011
Sanara Medtech, Inc. * 222 6,853
Savara, Inc. * 5,306 14,698
Scholar Rock Holding Corp. * 3,817 122,717
Scilex Holding Co. * ◊ 509 126
scPharmaceuticals, Inc. * 1,949 5,126
Select Medical Holdings Corp. 3,918 65,431
Semler Scientific, Inc. * 361 13,068
Septerna, Inc. * 518 2,999
Sera Prognostics, Inc. Class A * 1,419 5,222
Sezzle, Inc. * 672 23,446
Shattuck Labs, Inc. * 1,605 1,525
SI-BONE, Inc. * 1,789 25,100
SIGA Technologies, Inc. * 1,696 9,294
Simply Good Foods Co. * 4,858 167,552
Soleno Therapeutics, Inc. * 1,349 96,386
Solid Biosciences, Inc. * 103 381
Sonida Senior Living, Inc. * 101 2,352
SoundThinking, Inc. * 448 7,594
Spire Global, Inc. * 1,104 8,931
SpringWorks Therapeutics, Inc. * 3,624 159,927
Sprouts Farmers Market, Inc. * 5,312 810,824
Spyre Therapeutics, Inc. * 194 3,130
STAAR Surgical Co. * 2,620 46,191
Stereotaxis, Inc. * 2,252 3,964
Stoke Therapeutics, Inc. * 2,002 13,313
StoneCo Ltd. Class A * (Brazil)  7,874 82,520
Stride, Inc. * 2,246 284,119
Summit Therapeutics, Inc. * 4,594 88,618
SunOpta, Inc. * (Canada)  5,043 24,509
Supernus Pharmaceuticals, Inc. * 190 6,222
Surmodics, Inc. * 443 13,525
Syndax Pharmaceuticals, Inc. * 4,361 53,575
Tandem Diabetes Care, Inc. * 3,473 66,543
Tango Therapeutics, Inc. * 2,361 3,235
Target Hospitality Corp. * 1,634 10,752
Tarsus Pharmaceuticals, Inc. * 1,962 100,788
Taysha Gene Therapies, Inc. * 8,703 12,097
Teladoc Health, Inc. * 1,330 10,587
Telomir Pharmaceuticals, Inc. * 567 1,831
Tenaya Therapeutics, Inc. * 846 482
Terns Pharmaceuticals, Inc. * 181 500
Tevogen Bio Holdings, Inc. * 1,715 1,852
TG Therapeutics, Inc. * 7,358 290,126
Transcat, Inc. * 486 36,183
TransMedics Group, Inc. * 1,730 116,394
Treace Medical Concepts, Inc. * 2,654 22,267
Trevi Therapeutics, Inc. * 2,401 15,102
TriNet Group, Inc. 1,687 133,678
TScan Therapeutics, Inc. * 1,023 1,412
Turning Point Brands, Inc. 777 46,185

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Twist Bioscience Corp. * 3,132 $ 122,962
Tyra Biosciences, Inc. * 1,005 9,346
U.S. Physical Therapy, Inc. 791 57,237
Udemy, Inc. * 4,803 37,271
UFP Technologies, Inc. * 384 77,457
Universal Technical Institute, Inc. * 2,456 63,070
Upbound Group, Inc. 2,852 68,334
Upstream Bio, Inc. * 457 2,797
UroGen Pharma Ltd. * 1,636 18,094
Utz Brands, Inc. 2,372 33,398
Vaxcyte, Inc. * 6,546 247,177
Vera Therapeutics, Inc. * 2,391 57,432
Verastem, Inc. * 1,926 11,614
Vericel Corp. * 2,593 115,700
Verra Mobility Corp. * 8,691 195,634
Verrica Pharmaceuticals, Inc. * 3,034 1,342
Veru, Inc. * 5,673 2,780
Viemed Healthcare, Inc. * 1,682 12,245
Viridian Therapeutics, Inc. * 2,895 39,025
Vita Coco Co., Inc. * 2,071 63,476
Vital Farms, Inc. * 1,785 54,389
WaVe Life Sciences Ltd. * 4,359 35,221
WD-40 Co. 718 175,192
Werewolf Therapeutics, Inc. * 148 144
Westrock Coffee Co. * 1,949 14,072
WK Kellogg Co. 3,454 68,838
X4 Pharmaceuticals, Inc. * 9,842 2,327
Xencor, Inc. * 1,684 17,918
Xeris Biopharma Holdings, Inc. * 7,374 40,483
XOMA Royalty Corp. * 239 4,763
Y-mAbs Therapeutics, Inc. * 1,854 8,213
Zenas Biopharma, Inc. * 568 4,487
Zevra Therapeutics, Inc. * 1,379 10,329
ZipRecruiter, Inc. Class A * 3,561 20,974
Zura Bio Ltd. * (United Kingdom)  1,966 2,536
Zynex, Inc. * 727 1,599
20,954,887
Energy - 3.0%
spacing
Alpha Metallurgical Resources, Inc. * 583 73,021
Archrock, Inc. 8,786 230,545
Aris Water Solutions, Inc. Class A  55 1,762
Array Technologies, Inc. * 8,072 39,311
ASP Isotopes, Inc. * 3,081 14,450
Atlas Energy Solutions, Inc. 3,932 70,147
Berry Corp. 1,200 3,852
BKV Corp. * (Thailand)  167 3,507
ChampionX Corp. 10,065 299,937
Core Laboratories, Inc. 2,483 37,220
Crescent Energy Co. Class A  2,289 25,728
CVR Energy, Inc. 1,644 31,894
Delek U.S. Holdings, Inc. 875 13,186
Diversified Energy Co. PLC ~ 151 2,041
DMC Global, Inc. * 167 1,406
Drilling Tools International Corp. * 289 685
Empire Petroleum Corp. * 725 4,553
Evolution Petroleum Corp. 486 2,517
Flowco Holdings, Inc. Class A * 291 7,464
Fluence Energy, Inc. * 3,424 16,606
Gulfport Energy Corp. * 345 63,528
Helix Energy Solutions Group, Inc. * 1,347 11,194
Infinity Natural Resources, Inc. Class A * 188 3,525
Kinetik Holdings, Inc. 196 10,180
Kodiak Gas Services, Inc. 646 24,096
a Shares Value
Kosmos Energy Ltd. * (Ghana)  24,881 $ 56,729
Liberty Energy, Inc. 405 6,411
Magnolia Oil & Gas Corp. Class A  8,442 213,245
Montauk Renewables, Inc. * 3,284 6,864
Nabors Industries Ltd. * 167 6,966
Natural Gas Services Group, Inc. * 110 2,417
NextDecade Corp. * 6,086 47,349
Noble Corp. PLC 4,587 108,712
Northern Oil & Gas, Inc. 354 10,701
Oceaneering International, Inc. * 5,344 116,553
Plug Power, Inc. * 3,063 4,135
Prairie Operating Co. * 299 1,600
Ramaco Resources, Inc. Class A  1,312 10,798
Ramaco Resources, Inc. Class B  267 1,898
REX American Resources Corp. * 174 6,537
Riley Exploration Permian, Inc. 79 2,304
Sable Offshore Corp. * 2,657 67,408
Seadrill Ltd. * (Norway)  1,039 25,975
Shoals Technologies Group, Inc. Class A * 8,328 27,649
SM Energy Co. 1,043 31,238
SolarMax Technology, Inc. * 1,730 2,076
TETRA Technologies, Inc. * 6,816 22,902
Tidewater, Inc. * 2,576 108,887
VAALCO Energy, Inc. 357 1,342
Valaris Ltd. * 2,080 81,661
Verde Clean Fuels, Inc. * 378 1,266
W&T Offshore, Inc. 4,901 7,597
1,973,575
Financial - 10.1%
spacing
Acadian Asset Management, Inc. 1,475 38,144
AG Mortgage Investment Trust, Inc. REIT 255 1,862
Alerus Financial Corp. 69 1,274
Alexander's, Inc. REIT 110 23,008
American Coastal Insurance Corp.
Class C * 522 6,040
AMERISAFE, Inc. 458 24,068
Angel Oak Mortgage REIT, Inc. 335 3,193
Apartment Investment & Management Co.
Class A REIT * 3,261 28,697
Armada Hoffler Properties, Inc. REIT 189 1,419
Artisan Partners Asset Management, Inc.
Class A  3,078 120,350
Atlanticus Holdings Corp. * 35 1,790
Axos Financial, Inc. * 296 19,098
B Riley Financial, Inc. 1,070 4,141
Baldwin Insurance Group, Inc. * 3,560 159,096
BancFirst Corp. 157 17,250
Bancorp, Inc. * 2,148 113,500
Bank7 Corp. 51 1,976
Bowhead Specialty Holdings, Inc. * 217 8,821
CareTrust REIT, Inc. 802 22,921
CBL & Associates Properties, Inc. REIT 823 21,875
Cipher Mining, Inc. * 7,467 17,174
Citizens Financial Services, Inc. 33 1,916
City Holding Co. 48 5,639
Cleanspark, Inc. * 14,576 97,951
Clipper Realty, Inc. REIT 547 2,100
Coastal Financial Corp. * 624 56,416
Cohen & Steers, Inc. 1,483 119,011
Columbia Financial, Inc. * 33 495
Community Healthcare Trust, Inc. REIT 137 2,488
Compass, Inc. Class A * 19,418 169,519
Core Scientific, Inc. * 7,386 53,475

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Crawford & Co. Class A  736 $ 8,405
Dave, Inc. * 424 35,048
Diamond Hill Investment Group, Inc. 127 18,141
Esquire Financial Holdings, Inc. 331 24,951
eXp World Holdings, Inc. 4,383 42,866
F&G Annuities & Life, Inc. 54 1,947
Federal Agricultural Mortgage Corp. Class C  436 81,754
First BanCorp 567 10,869
First Business Financial Services, Inc. 23 1,084
First Financial Bankshares, Inc. 6,919 248,530
First Foundation, Inc. 819 4,251
First Internet Bancorp 161 4,312
First Western Financial, Inc. * 156 3,065
FTAI Aviation Ltd. 5,356 594,677
GCM Grosvenor, Inc. Class A  2,224 29,424
Gladstone Commercial Corp. REIT 341 5,108
Goosehead Insurance, Inc. Class A  1,186 140,019
Greene County Bancorp, Inc. 354 8,535
Hamilton Lane, Inc. Class A  2,090 310,720
HCI Group, Inc. 433 64,617
International Money Express, Inc. * 1,571 19,826
Investors Title Co. 16 3,857
Kingsway Financial Services, Inc. *
(Canada)  645 5,108
KKR Real Estate Finance Trust, Inc. REIT 895 9,666
Lakeland Financial Corp. 102 6,063
Lemonade, Inc. * 2,268 71,283
LendingTree, Inc. * 503 25,286
Live Oak Bancshares, Inc. 1,618 43,136
MARA Holdings, Inc. * 14,740 169,510
Maui Land & Pineapple Co., Inc. * 356 6,255
McGrath RentCorp 1,283 142,926
Mercury General Corp. 165 9,223
Metrocity Bankshares, Inc. 103 2,840
Moelis & Co. Class A  2,763 161,249
Mr. Cooper Group, Inc. * 1,235 147,706
NerdWallet, Inc. Class A * 1,977 17,892
NETSTREIT Corp. REIT 847 13,425
Nicolet Bankshares, Inc. 173 18,850
NMI Holdings, Inc. * 281 10,130
Offerpad Solutions, Inc. * 90 149
OppFi, Inc. 937 8,714
Outfront Media, Inc. REIT 3,039 49,049
P10, Inc. Class A  1,913 22,478
Pagseguro Digital Ltd. Class A * (Brazil)  5,150 39,294
Palomar Holdings, Inc. * 1,366 187,251
Pathward Financial, Inc. 358 26,116
Patria Investments Ltd. Class A (Cayman)  3,307 37,336
Paysign, Inc. * 1,636 3,468
PennyMac Financial Services, Inc. 785 78,586
Peoples Financial Services Corp. 151 6,715
Perella Weinberg Partners 2,804 51,594
Phillips Edison & Co., Inc. REIT 967 35,286
Piper Sandler Cos. 928 229,828
PJT Partners, Inc. Class A  1,252 172,626
Postal Realty Trust, Inc. Class A REIT 387 5,526
Real Brokerage, Inc. * (Canada)  5,437 22,074
Redfin Corp. * 6,421 59,137
Regional Management Corp. 52 1,566
Resolute Holdings Management, Inc. * 88 2,758
Riot Platforms, Inc. * 2,208 15,721
Root, Inc. Class A * 455 60,715
Ryman Hospitality Properties, Inc. REIT 3,109 284,287
Saul Centers, Inc. REIT 524 18,901
a Shares Value
Selective Insurance Group, Inc. 2,731 $ 249,996
ServisFirst Bancshares, Inc. 757 62,528
Shore Bancshares, Inc. 284 3,845
SiriusPoint Ltd. * (Sweden)  341 5,896
Sky Harbour Group Corp. * 652 8,483
Skyward Specialty Insurance Group, Inc. * 471 24,925
St. Joe Co. 1,905 89,440
StepStone Group, Inc. Class A  3,545 185,155
StoneX Group, Inc. * 213 16,269
Strawberry Fields REIT, Inc. 472 5,622
Tanger, Inc. REIT 2,232 75,419
Terawulf, Inc. * 13,227 36,110
Tiptree, Inc. 304 7,323
Triumph Financial, Inc. * 1,067 61,673
Trupanion, Inc. * 1,747 65,111
UMH Properties, Inc. REIT 525 9,817
Universal Health Realty Income Trust REIT 588 24,084
Universal Insurance Holdings, Inc. 272 6,446
Upstart Holdings, Inc. * 4,227 194,569
USCB Financial Holdings, Inc. 216 4,009
Victory Capital Holdings, Inc. Class A  2,220 128,471
Virtus Investment Partners, Inc. 307 52,915
Walker & Dunlop, Inc. 1,239 105,761
WisdomTree, Inc. 7,084 63,189
World Acceptance Corp. * 175 22,146
6,595,638
Industrial - 19.8%
spacing
374Water, Inc. * 3,947 1,342
AAR Corp. * 376 21,052
Advanced Energy Industries, Inc. 1,974 188,142
AeroVironment, Inc. * 1,480 176,401
Alamo Group, Inc. 537 95,699
Albany International Corp. Class A  405 27,961
Allient, Inc. 83 1,824
American Superconductor Corp. * 1,851 33,577
American Woodmark Corp. * 52 3,059
Amprius Technologies, Inc. * 1,181 3,165
Apogee Enterprises, Inc. 347 16,077
Applied Industrial Technologies, Inc. 2,031 457,666
ArcBest Corp. 1,253 88,437
Archer Aviation, Inc. Class A * 16,106 114,514
Ardagh Metal Packaging SA 7,690 23,224
Argan, Inc. 667 87,490
Arq, Inc. * 45 188
Aspen Aerogels, Inc. * 737 4,709
Atkore, Inc. 1,835 110,082
Atmus Filtration Technologies, Inc. 4,409 161,943
AZZ, Inc. 1,282 107,188
Badger Meter, Inc. 1,551 295,078
Belden, Inc. 1,144 114,686
Bloom Energy Corp. Class A * 9,687 190,446
Boise Cascade Co. 971 95,245
Bowman Consulting Group Ltd. * 680 14,844
Byrna Technologies, Inc. * 858 14,449
Cactus, Inc. Class A  3,526 161,597
Cadre Holdings, Inc. 1,366 40,447
Casella Waste Systems, Inc. Class A * 3,281 365,864
CECO Environmental Corp. * 1,543 35,180
Centuri Holdings, Inc. * 837 13,718
ChargePoint Holdings, Inc. * 10,979 6,642
Chart Industries, Inc. * 2,268 327,408
Construction Partners, Inc. Class A * 2,438 175,219
Costamare, Inc. (Monaco)  147 1,446

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Covenant Logistics Group, Inc. 152 $ 3,374
CryoPort, Inc. * 1,774 10,786
CSW Industrials, Inc. 883 257,412
CTS Corp. 1,233 51,231
Dorian LPG Ltd. 980 21,893
DXP Enterprises, Inc. * 53 4,360
Dycom Industries, Inc. * 1,499 228,358
Energizer Holdings, Inc. 3,796 113,576
Energy Recovery, Inc. * 2,992 47,543
Enerpac Tool Group Corp. 2,860 128,300
EnerSys 1,902 174,185
Enovix Corp. * 8,696 63,829
Enpro, Inc. 122 19,738
ESCO Technologies, Inc. 668 106,292
Eve Holding, Inc. * 2,549 8,463
Evolv Technologies Holdings, Inc. * 7,228 22,551
Exponent, Inc. 2,670 216,430
Fabrinet * (Thailand)  1,924 380,009
Federal Signal Corp. 3,174 233,448
FLEX LNG Ltd. (Norway)  982 22,576
Fluor Corp. * 8,268 296,160
Franklin Electric Co., Inc. 2,389 224,279
Frontdoor, Inc. * 4,067 156,254
Gibraltar Industries, Inc. * 767 44,992
Gorman-Rupp Co. 1,086 38,119
GrafTech International Ltd. * 11,898 10,404
Graham Corp. * 509 14,669
Granite Construction, Inc. 1,916 144,466
Griffon Corp. 2,081 148,792
Heartland Express, Inc. 928 8,556
Helios Technologies, Inc. 1,203 38,604
Hillenbrand, Inc. 1,271 30,682
Hillman Solutions Corp. * 1,619 14,231
Himalaya Shipping Ltd. * (Bermuda)  1,341 7,349
Hyster-Yale, Inc. 346 14,373
Ichor Holdings Ltd. * 520 11,757
IES Holdings, Inc. * 434 71,658
Insteel Industries, Inc. 412 10,836
Intuitive Machines, Inc. * 281 2,093
Itron, Inc. * 2,152 225,444
Janus International Group, Inc. * 7,240 52,128
JBT Marel Corp. 180 21,996
JELD-WEN Holding, Inc. * 1,454 8,680
Joby Aviation, Inc. * 22,805 137,286
Kadant, Inc. 618 208,210
Karat Packaging, Inc. 322 8,559
Knife River Corp. * 3,003 270,901
Kratos Defense & Security Solutions, Inc. * 3,465 102,876
LanzaTech Global, Inc. * 5,680 1,375
Leonardo DRS, Inc. * 3,883 127,673
Limbach Holdings, Inc. * 541 40,288
Lindsay Corp. 281 35,552
LSI Industries, Inc. 1,102 18,734
Marten Transport Ltd. 590 8,095
Materion Corp. 1,026 83,722
Mesa Laboratories, Inc. 85 10,086
MicroVision, Inc. * 5,286 6,555
Mirion Technologies, Inc. * 1,465 21,243
Modine Manufacturing Co. * 2,725 209,144
Montrose Environmental Group, Inc. * 1,702 24,271
Moog, Inc. Class A  1,477 256,038
Mueller Industries, Inc. 5,449 414,887
Mueller Water Products, Inc. Class A  8,183 208,012
Myers Industries, Inc. 1,987 23,705
a Shares Value
MYR Group, Inc. * 847 $ 95,787
NANO Nuclear Energy, Inc. * 209 5,530
Napco Security Technologies, Inc. 1,864 42,909
NEXTracker, Inc. Class A * 5,656 238,344
nLight, Inc. * 214 1,663
Northwest Pipe Co. * 75 3,097
Novanta, Inc. * 1,895 242,314
NuScale Power Corp. * 4,769 67,529
NV5 Global, Inc. * 478 9,211
NVE Corp. 268 17,082
Omega Flex, Inc. 177 6,156
Orion Group Holdings, Inc. * 251 1,313
OSI Systems, Inc. * 787 152,946
Pactiv Evergreen, Inc. 295 5,313
Park Aerospace Corp. 391 5,259
Perma-Fix Environmental Services, Inc. * 1,004 7,299
Plexus Corp. * 424 54,327
Powell Industries, Inc. 493 83,973
Primoris Services Corp. 2,598 149,151
Proficient Auto Logistics, Inc. * 299 2,503
PureCycle Technologies, Inc. * 1,159 8,020
Quest Resource Holding Corp. * 827 2,150
Redwire Corp. * 306 2,537
Rocket Lab USA, Inc. * 18,611 332,765
RXO, Inc. * 8,420 160,822
SFL Corp. Ltd. (Norway)  1,322 10,840
Sight Sciences, Inc. * 1,796 4,310
Smith & Wesson Brands, Inc. 216 2,013
Smith-Midland Corp. * 228 7,084
Solidion Technology, Inc. * 1,272 153
SPX Technologies, Inc. * 2,375 305,853
Standard BioTools, Inc. * 3,812 4,117
Standex International Corp. 465 75,046
Sterling Infrastructure, Inc. * 1,574 178,193
Sturm Ruger & Co., Inc. 229 8,997
Taylor Devices, Inc. * 120 3,872
Tecnoglass, Inc. 1,187 84,930
Tennant Co. 444 35,409
Thermon Group Holdings, Inc. * 202 5,626
Trinity Industries, Inc. 3,963 111,202
Turtle Beach Corp. * 466 6,650
UFP Industries, Inc. 1,790 191,602
Ultralife Corp. * 56 301
Universal Logistics Holdings, Inc. 120 3,149
Vicor Corp. * 665 31,109
VirTra, Inc. * 545 2,218
Watts Water Technologies, Inc. Class A  1,443 294,257
Werner Enterprises, Inc. 446 13,068
World Kinect Corp. 287 8,139
Worthington Enterprises, Inc. 1,491 74,684
Xometry, Inc. Class A * 2,317 57,740
Zurn Elkay Water Solutions Corp. 7,236 238,643
12,961,302
Technology - 14.9%
spacing
8x8, Inc. * 7,197 14,394
ACI Worldwide, Inc. * 5,560 304,188
ACM Research, Inc. Class A * 1,859 43,389
ACV Auctions, Inc. Class A * 7,810 110,043
Adeia, Inc. 4,841 63,998
Aehr Test Systems * 1,406 10,250
Agilysys, Inc. * 1,188 86,178
Airship AI Holdings, Inc. * 477 1,841
Alignment Healthcare, Inc. * 5,266 98,053

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Alkami Technology, Inc. * 3,203 $ 84,079
Ambarella, Inc. * 1,073 54,004
Amplitude, Inc. Class A * 4,106 41,840
Appian Corp. Class A * 2,129 61,336
Arteris, Inc. * 1,411 9,750
Asana, Inc. Class A * 4,299 62,636
ASGN, Inc. * 510 32,140
AvePoint, Inc. * 6,803 98,235
AvidXchange Holdings, Inc. * 9,207 78,075
Axcelis Technologies, Inc. * 1,724 85,631
Bandwidth, Inc. Class A * 1,111 14,554
BigBear.ai Holdings, Inc. * 3,850 11,011
BigCommerce Holdings, Inc. * 3,883 22,366
Blackbaud, Inc. * 2,073 128,630
BlackLine, Inc. * 3,079 149,085
Blend Labs, Inc. Class A * 12,674 42,458
Box, Inc. Class A * 7,423 229,074
Braze, Inc. Class A * 3,482 125,631
C3.ai, Inc. Class A * 5,942 125,079
Cantaloupe, Inc. * 3,013 23,712
CEVA, Inc. * 1,049 26,865
Clear Secure, Inc. Class A  4,679 121,233
Clearwater Analytics Holdings, Inc.
Class A * 9,856 264,141
Climb Global Solutions, Inc. 224 24,810
Commvault Systems, Inc. * 2,148 338,868
Corsair Gaming, Inc. * 469 4,155
Cricut, Inc. Class A  1,877 9,667
CS Disco, Inc. * 939 3,841
CSG Systems International, Inc. 1,520 91,914
D-Wave Quantum, Inc. * (Canada)  5,233 39,771
Daily Journal Corp. * 54 21,476
Digimarc Corp. * 715 9,166
DigitalOcean Holdings, Inc. * 3,514 117,332
Diodes, Inc. * 240 10,361
Domo, Inc. Class B * 1,930 14,977
Donnelley Financial Solutions, Inc. * 958 41,874
eGain Corp. * 1,010 4,899
Enfusion, Inc. Class A * 2,643 29,469
EverCommerce, Inc. * 764 7,701
Everspin Technologies, Inc. * 821 4,187
Evolent Health, Inc. Class A * 6,103 57,795
ExlService Holdings, Inc. * 8,298 391,749
Fastly, Inc. Class A * 5,590 35,385
FormFactor, Inc. * 4,093 115,791
Freshworks, Inc. Class A * 10,911 153,954
GCT Semiconductor Holding, Inc. * 529 868
GigaCloud Technology, Inc. Class A * (Hong
Kong)  1,175 16,685
Golden Matrix Group, Inc. * 1,065 2,098
Grid Dynamics Holdings, Inc. * 2,472 38,687
Health Catalyst, Inc. * 300 1,359
I3 Verticals, Inc. Class A * 56 1,382
Ibotta, Inc. Class A * 828 34,942
Impinj, Inc. * 1,210 109,747
Innodata, Inc. * 1,426 51,193
Insight Enterprises, Inc. * 1,436 215,386
Inspired Entertainment, Inc. * 1,071 9,146
Intapp, Inc. * 2,811 164,106
Integral Ad Science Holding Corp. * 420 3,385
IonQ, Inc. * 10,719 236,568
Jamf Holding Corp. * 4,400 53,460
Kaltura, Inc. * 4,863 9,142
Kulicke & Soffa Industries, Inc. (Singapore)  2,764 91,157
a Shares Value
Life360, Inc. * 470 $ 18,043
Maximus, Inc. 3,008 205,116
MaxLinear, Inc. * 3,991 43,342
Meridianlink, Inc. * 1,080 20,012
Mitek Systems, Inc. * 2,264 18,678
N-able, Inc. * 3,845 27,261
Navitas Semiconductor Corp. * 923 1,892
NCR Atleos Corp. * 3,808 100,455
NCR Voyix Corp. * 7,040 68,640
NextNav, Inc. * 4,216 51,309
Olo, Inc. Class A * 2,860 17,274
OneSpan, Inc. * 1,835 27,984
Ouster, Inc. * 420 3,772
PagerDuty, Inc. * 4,592 83,896
PAR Technology Corp. * 1,670 102,438
PDF Solutions, Inc. * 1,654 31,608
Photronics, Inc. * 1,128 23,417
Phreesia, Inc. * 2,960 75,658
Pitney Bowes, Inc. 2,384 21,575
PlayAGS, Inc. * 2,094 25,358
Porch Group, Inc. * 4,253 31,004
Power Integrations, Inc. 2,989 150,944
Privia Health Group, Inc. * 5,444 122,218
Progress Software Corp. 2,258 116,310
PROS Holdings, Inc. * 2,431 46,262
PubMatic, Inc. Class A * 2,079 19,002
Qualys, Inc. * 1,960 246,823
QuickLogic Corp. * 691 3,531
Rambus, Inc. * 5,638 291,907
Rapid7, Inc. * 3,327 88,199
Red Violet, Inc. * 597 22,441
Rekor Systems, Inc. * 3,947 3,500
ReposiTrak, Inc. 581 11,777
Rimini Street, Inc. * 388 1,350
Sapiens International Corp. NV (Israel)  1,617 43,805
Schrodinger, Inc. * 2,938 57,996
SEMrush Holdings, Inc. Class A * 2,025 18,893
Semtech Corp. * 3,900 134,160
Silicon Laboratories, Inc. * 1,693 190,581
Silvaco Group, Inc. * 401 1,829
Simulations Plus, Inc. 862 21,136
SiTime Corp. * 980 149,813
SkyWater Technology, Inc. * 1,357 9,621
SoundHound AI, Inc. Class A * 17,086 138,738
Sprout Social, Inc. Class A * 2,651 58,295
SPS Commerce, Inc. * 1,989 264,000
Synaptics, Inc. * 144 9,176
System1, Inc. * 1,452 554
Talkspace, Inc. * 6,854 17,546
Tenable Holdings, Inc. * 6,295 220,199
Ultra Clean Holdings, Inc. * 2,343 50,164
Varonis Systems, Inc. * 5,808 234,934
Veeco Instruments, Inc. * 2,495 50,100
Vertex, Inc. Class A * 2,914 102,019
Viant Technology, Inc. Class A * 761 9,444
Waystar Holding Corp. * 2,715 101,432
Weave Communications, Inc. * 2,151 23,855
WM Technology, Inc. * 5,168 5,840
WNS Holdings Ltd. * (India)  2,262 139,090
Workiva, Inc. * 2,692 204,350
Yext, Inc. * 5,613 34,576
Zeta Global Holdings Corp. Class A * 9,426 127,817
Zspace, Inc. * 193 1,430
9,736,741

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, investments with a total aggregate value of $2,445 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of March 31, 2025, restricted securities were as follows:
(c) As of March 31, 2025, open futures contracts outstanding were as follows:
a Shares Value
Utilities - 0.5%
spacing
Ameresco, Inc. Class A * 536 $ 6,475
American States Water Co. 1,117 87,885
California Water Service Group 829 40,173
Consolidated Water Co. Ltd. 174 4,261
Genie Energy Ltd. Class B  296 4,455
Global Water Resources, Inc. 577 5,949
MGE Energy, Inc. 823 76,506
Middlesex Water Co. 128 8,205
Otter Tail Corp. 976 78,441
York Water Co. 95 3,295
315,645
Total Common Stocks
    (Cost $63,374,021) 63,914,575
EXCHANGE-TRADED FUNDS - 1.5%
iShares Russell 2000 Growth 3,770 963,348
a
Total Exchange-Traded Funds
    (Cost $1,020,120) 963,348
TOTAL INVESTMENTS - 99.3%
(Cost $64,395,305) 64,880,450
DERIVATIVES - (0.0%) (17,472)
OTHER ASSETS & LIABILITIES, NET - 0.7% 472,201
NET ASSETS - 100.0% $ 65,335,179
Issuer and Acquisition Date Cost Value
Value as a % of
Net Assets
Scilex Holding Co. Acq 03/05/21 $5,334 $126 0.0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 06/25 50 $ 524,247 $ 506,775 ( $ 17,472 )
a

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(d) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 2,445 $ – $ – $ 2,445
Warrants 82 – 82 –
Common Stocks
Basic Materials 2,089,267 2,089,267 – –
Communications 2,723,393 2,723,393 – –
Consumer, Cyclical 6,564,127 6,564,127 – –
Consumer, Non-Cyclical 20,954,887 20,954,761 126 –
Energy 1,973,575 1,973,575 – –
Financial 6,595,638 6,595,638 – –
Industrial 12,961,302 12,961,302 – –
Technology 9,736,741 9,736,741 – –
Utilities 315,645 315,645 – –
Total Common Stocks 63,914,575 63,914,449 126 –
Exchange-Traded Funds 963,348 963,348 – –
Total Assets 64,880,450 64,877,797 208 2,445
Liabilities Derivatives:
Equity Contracts
Futures (17,472) (17,472) – –
Total Liabilities (17,472) (17,472) – –
Total $ 64,862,978 $ 64,860,325 $ 208 $ 2,445

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights * ± Ω 2,612 $ 2,220
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights * ± Ω 123 58
Icosavax, Inc. - Contingent Value Rights * 1,865 578
Inhibrx, Inc. - Contingent Value Rights * ± Ω 767 867
OmniAb, Inc. $12.50 - Earn Out Shares
* ± Ω 588 –
OmniAb, Inc. $15.00 - Earn Out Shares
* ± Ω 588 –
3,723
Total Rights
    (Cost $2,095) 3,723
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 77 196
Total Warrants
    (Cost $0) 196
COMMON STOCKS - 97.9%
Basic Materials - 3.0%
spacing
AdvanSix, Inc. 4,260 96,489
American Vanguard Corp. 3,979 17,508
Avient Corp. 16,116 598,871
Caledonia Mining Corp. PLC (South Africa)  2,204 27,528
Centrus Energy Corp. Class A * 455 28,306
Codexis, Inc. * 11,670 31,392
Coeur Mining, Inc. * 99,854 591,136
Commercial Metals Co. 19,841 912,884
Compass Minerals International, Inc. * 5,493 51,030
Contango ORE, Inc. * 734 7,494
Dakota Gold Corp. * 2,275 6,029
Ecovyst, Inc. * 18,747 116,231
Encore Energy Corp. * (Canada)  6,323 8,663
Energy Fuels, Inc. * 29,884 111,467
HB Fuller Co. 7,390 414,727
Hecla Mining Co. 94,195 523,724
i-80 Gold Corp. * (Canada)  44,740 26,030
Innospec, Inc. 555 52,586
Intrepid Potash, Inc. * 1,742 51,197
Kaiser Aluminum Corp. 57 3,455
Koppers Holdings, Inc. 3,183 89,124
Kronos Worldwide, Inc. 2,659 19,889
Lifezone Metals Ltd. * (Isle of Man)  5,588 23,358
MAC Copper Ltd. Class A * (Australia)  5,258 50,161
Mativ Holdings, Inc. 8,667 53,996
Minerals Technologies, Inc. 5,528 351,415
Novagold Resources, Inc. * (Canada)  36,631 106,963
Oil-Dri Corp. of America 1,023 46,976
Perimeter Solutions, Inc. * 21,991 221,449
Piedmont Lithium, Inc. * 1,885 11,876
Radius Recycling, Inc. 4,281 123,635
Rayonier Advanced Materials, Inc. * 10,731 61,703
Rogers Corp. * 2,890 195,162
Sensient Technologies Corp. 475 35,354
a Shares Value
SSR Mining, Inc. * (Canada)  32,183 $ 322,796
Stepan Co. 3,334 183,503
Sylvamo Corp. 4,945 331,661
Tronox Holdings PLC 20,306 142,954
Valhi, Inc. 547 8,889
6,057,611
Communications - 3.9%
spacing
1-800-Flowers.com, Inc. Class A * 2,275 13,422
1stdibs.com, Inc. * 2,596 7,892
ADTRAN Holdings, Inc. * 13,008 113,430
Advantage Solutions, Inc. * 16,604 25,072
aka Brands Holding Corp. * 207 2,790
AMC Networks, Inc. Class A * 5,456 37,537
Applied Digital Corp. * 10,045 56,453
AST SpaceMobile, Inc. * 22,075 501,985
ATN International, Inc. 1,531 31,095
Aviat Networks, Inc. * 1,766 33,854
BARK, Inc. * 20,943 29,111
Beyond, Inc. * 7,847 45,513
BlackSky Technology, Inc. * 3,934 30,410
Boston Omaha Corp. Class A * 2,766 40,328
Bumble, Inc. Class A * 14,355 62,301
Cable One, Inc. 1,028 273,212
Calix, Inc. * 3,286 116,456
Cars.com, Inc. * 10,708 120,679
Clear Channel Outdoor Holdings, Inc. * 48,156 53,453
Clearfield, Inc. * 1,933 57,449
CommScope Holding Co., Inc. * 35,516 188,590
Despegar.com Corp. * (Argentina)  10,815 203,214
DigitalBridge Group, Inc. 20,590 181,604
EchoStar Corp. Class A * 20,152 515,488
Entravision Communications Corp. Class A  9,479 19,906
ePlus, Inc. * 1,498 91,423
Eventbrite, Inc. Class A * 1,358 2,865
EW Scripps Co. Class A * 9,630 28,505
Extreme Networks, Inc. * 10,183 134,721
Figs, Inc. Class A * 19,184 88,055
fuboTV, Inc. * 47,986 140,119
Gannett Co., Inc. * 24,024 69,429
Globalstar, Inc. * 1,582 33,001
Gogo, Inc. * 4,986 42,979
Gray Media, Inc. 14,292 61,741
Groupon, Inc. * 1,935 36,320
HealthStream, Inc. 1,554 50,008
IDT Corp. Class B  532 27,297
iHeartMedia, Inc. Class A * 17,322 28,581
Lands' End, Inc. * 2,330 23,719
Liberty Latin America Ltd. Class A * 5,344 33,828
Liberty Latin America Ltd. Class C * 20,014 124,287
LifeMD, Inc. * 2,118 11,522
LiveOne, Inc. * 2,595 1,814
Lumen Technologies, Inc. * 162,190 635,785
Magnite, Inc. * 3,745 42,730
National CineMedia, Inc. * 11,751 68,626
NETGEAR, Inc. * 4,711 115,231
Nextdoor Holdings, Inc. * 29,403 44,987
Ooma, Inc. * 3,190 41,757
Opendoor Technologies, Inc. * 99,408 101,396
Powerfleet, Inc. NJ * 15,627 85,792
Preformed Line Products Co. 241 33,762
RealReal, Inc. * 4,921 26,524
Ribbon Communications, Inc. * 14,094 55,248
RumbleON, Inc. Class B * 2,322 6,548

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Scholastic Corp. 4,573 $ 86,338
Shenandoah Telecommunications Co. 7,302 91,786
Shutterstock, Inc. 1,743 32,472
Solo Brands, Inc. Class A * 4,197 704
Sphere Entertainment Co. * 5,161 168,868
Spok Holdings, Inc. 1,577 25,926
Stagwell, Inc. * 11,142 67,409
Stitch Fix, Inc. Class A * 17,389 56,514
TEGNA, Inc. 29,059 529,455
Telephone & Data Systems, Inc. 16,754 649,050
TrueCar, Inc. * 14,751 23,307
Vacasa, Inc. Class A * 1,840 9,899
Viasat, Inc. * 20,726 215,965
Viavi Solutions, Inc. * 35,889 401,598
WideOpenWest, Inc. * 7,661 37,922
Ziff Davis, Inc. * 7,551 283,767
7,730,824
Consumer, Cyclical - 10.8%
spacing
A-Mark Precious Metals, Inc. 2,771 70,300
Academy Sports & Outdoors, Inc. 9,013 411,083
Adient PLC * 15,032 193,312
Aeva Technologies, Inc. * 3,976 27,832
Allegiant Travel Co. 2,979 153,865
AMC Entertainment Holdings, Inc. Class A * 60,969 174,981
American Axle & Manufacturing Holdings,
Inc. * 16,385 66,687
American Eagle Outfitters, Inc. 7,080 82,270
America's Car-Mart, Inc. * 1,136 51,563
Arhaus, Inc. * 1,112 9,674
Arko Corp. 10,289 40,642
Asbury Automotive Group, Inc. * 3,255 718,834
Aurora Innovation, Inc. * 73,906 497,018
Beacon Roofing Supply, Inc. * 781 96,610
Beazer Homes USA, Inc. * 3,721 75,871
Biglari Holdings, Inc. Class B * 111 24,036
BJ's Restaurants, Inc. * 1,489 51,013
Blink Charging Co. * 8,808 8,083
Bloomin' Brands, Inc. 6,597 47,301
BlueLinx Holdings, Inc. * 1,323 99,199
Brinker International, Inc. * 821 122,370
Caleres, Inc. 4,551 78,414
Century Communities, Inc. 4,449 298,528
Champion Homes, Inc. * 5,037 477,306
Cinemark Holdings, Inc. * 5,019 124,923
Citi Trends, Inc. * 1,108 24,526
Clarus Corp. 1,633 6,124
Clean Energy Fuels Corp. * 24,675 38,246
Commercial Vehicle Group, Inc. * 6,140 7,061
Cooper-Standard Holdings, Inc. * 2,723 41,716
Cracker Barrel Old Country Store, Inc. 3,467 134,589
Daktronics, Inc. * 5,477 66,710
Dana, Inc. 21,810 290,727
Denny's Corp. * 884 3,244
Designer Brands, Inc. Class A  7,449 27,189
Destination XL Group, Inc. * 8,090 11,811
Dine Brands Global, Inc. 2,848 66,273
Douglas Dynamics, Inc. 68 1,580
El Pollo Loco Holdings, Inc. * 3,854 39,696
Escalade, Inc. 1,053 16,111
Ethan Allen Interiors, Inc. 3,080 85,316
Everi Holdings, Inc. * 6,415 87,693
EVgo, Inc. * 14,519 38,621
Flexsteel Industries, Inc. 767 28,003
a Shares Value
Foot Locker, Inc. * 14,668 $ 206,819
Forestar Group, Inc. * 2,876 60,799
Fox Factory Holding Corp. * 7,457 174,046
Full House Resorts, Inc. * 3,473 14,517
Funko, Inc. Class A * 5,189 35,597
G-III Apparel Group Ltd. * 6,483 177,310
Genesco, Inc. * 1,395 29,616
Global Business Travel Group I * 2,560 18,586
GMS, Inc. * 1,261 92,267
Golden Entertainment, Inc. 3,198 84,395
Goodyear Tire & Rubber Co. * 49,530 457,657
Green Brick Partners, Inc. * 3,482 203,035
Group 1 Automotive, Inc. 2,216 846,401
GrowGeneration Corp. * 9,742 10,521
H&E Equipment Services, Inc. 576 54,599
Hamilton Beach Brands Holding Co.
Class A  1,233 23,957
Haverty Furniture Cos., Inc. 2,100 41,412
HNI Corp. 5,118 226,983
Holley, Inc. * 1,751 4,500
Hooker Furnishings Corp. 1,659 16,656
Hovnanian Enterprises, Inc. Class A * 656 68,690
Hudson Technologies, Inc. * 5,401 33,324
Hyliion Holdings Corp. * 22,605 31,647
indie Semiconductor, Inc. Class A * (China)  17,153 34,906
Interface, Inc. 8,698 172,568
International Game Technology PLC 17,143 278,745
iRobot Corp. * 4,827 13,033
JAKKS Pacific, Inc. * 1,375 33,921
JetBlue Airways Corp. * 50,514 243,478
Johnson Outdoors, Inc. Class A  661 16,419
KB Home 9,910 575,969
La-Z-Boy, Inc. 7,334 286,686
Landsea Homes Corp. * 2,303 14,785
Leslie's, Inc. * 10,471 7,701
LGI Homes, Inc. * 3,171 210,776
Life Time Group Holdings, Inc. * 14,529 438,776
Lifetime Brands, Inc. 1,956 9,643
Lindblad Expeditions Holdings, Inc. * 1,728 16,019
Lions Gate Entertainment Corp. Class A * 14,716 130,237
Lions Gate Entertainment Corp. Class B * 14,485 114,721
Lovesac Co. * 1,074 19,525
Luminar Technologies, Inc. * 243 1,310
M/I Homes, Inc. * 4,390 501,250
Madison Square Garden Entertainment
Corp. * 5,905 193,330
Malibu Boats, Inc. Class A * 2,746 84,247
Marcus Corp. 4,220 70,432
MarineMax, Inc. * 3,155 67,833
MasterCraft Boat Holdings, Inc. * 2,487 42,826
Meritage Homes Corp. 11,696 829,013
Methode Electronics, Inc. 5,596 35,703
Miller Industries, Inc. 1,622 68,724
MillerKnoll, Inc. 12,426 237,834
Movado Group, Inc. 2,522 42,168
MRC Global, Inc. * 14,095 161,811
National Vision Holdings, Inc. * 11,645 148,823
Nu Skin Enterprises, Inc. Class A  8,549 62,066
ODP Corp. * 5,471 78,399
OneWater Marine, Inc. Class A * 1,752 28,347
OPENLANE, Inc. * 18,010 347,233
Oxford Industries, Inc. 1,264 74,159
Papa John's International, Inc. 1,635 67,166
PC Connection, Inc. 1,921 119,909

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Peloton Interactive, Inc. Class A * 4,593 $ 29,028
Petco Health & Wellness Co., Inc. * 14,013 42,740
Phinia, Inc. 7,420 314,831
Portillo's, Inc. Class A * 1,572 18,691
PriceSmart, Inc. 1,503 132,039
Purple Innovation, Inc. * 8,441 6,408
RCI Hospitality Holdings, Inc. 516 22,157
Red Rock Resorts, Inc. Class A  4,711 204,316
Reservoir Media, Inc. * 1,787 13,635
Resideo Technologies, Inc. * 26,913 476,360
REV Group, Inc. 1,860 58,776
Rocky Brands, Inc. 703 12,211
Rush Enterprises, Inc. Class A  9,830 525,020
Rush Enterprises, Inc. Class B  1,685 95,236
Sabre Corp. * 49,210 138,280
Sally Beauty Holdings, Inc. * 16,697 150,774
ScanSource, Inc. * 3,967 134,918
SES AI Corp. * 19,157 9,975
Shoe Carnival, Inc. 2,998 65,926
Shyft Group, Inc. 4,971 40,215
Signet Jewelers Ltd. (NYSE) 7,456 432,895
Six Flags Entertainment Corp. 4,624 164,938
SkyWest, Inc. * 6,864 599,708
Sleep Number Corp. * 3,481 22,070
Solid Power, Inc. * 24,251 25,464
Sonic Automotive, Inc. Class A  1,794 102,186
Sonos, Inc. * 3,089 32,960
Standard Motor Products, Inc. 3,387 84,438
Steelcase, Inc. Class A  15,860 173,826
Sun Country Airlines Holdings, Inc. * 3,165 38,993
Superior Group of Cos., Inc. 1,744 19,079
Taylor Morrison Home Corp. * 17,321 1,039,953
ThredUp, Inc. Class A * 11,293 27,216
Tile Shop Holdings, Inc. * 1,134 7,348
Tilly's, Inc. Class A * 1,847 4,063
Titan International, Inc. * 8,068 67,691
Titan Machinery, Inc. * 3,095 52,739
Topgolf Callaway Brands Corp. * 23,459 154,595
Traeger, Inc. * 4,593 7,716
Tri Pointe Homes, Inc. * 10,871 347,002
UniFirst Corp. 2,532 440,568
United Parks & Resorts, Inc. * 1,360 61,826
Urban Outfitters, Inc. * 7,768 407,043
Vera Bradley, Inc. * 4,168 9,378
Victoria's Secret & Co. * 10,602 196,985
Virco Mfg. Corp. 1,681 15,902
VSE Corp. 2,471 296,495
Wabash National Corp. 6,299 69,604
Webtoon Entertainment, Inc. * (South
Korea)  1,681 12,893
Weyco Group, Inc. 532 16,215
Winmark Corp. 383 121,744
Winnebago Industries, Inc. 5,816 200,419
Xperi, Inc. * 7,436 57,406
Zumiez, Inc. * 2,577 38,372
21,652,042
Consumer, Non-Cyclical - 13.8%
spacing
2seventy bio, Inc. * 7,934 39,194
4D Molecular Therapeutics, Inc. * 2,621 8,466
89bio, Inc. * 16,592 120,624
ABM Industries, Inc. 11,296 534,979
Absci Corp. * 3,388 8,504
Acacia Research Corp. * 2,482 7,942
a Shares Value
ACCO Brands Corp. 15,222 $ 63,780
Accolade, Inc. * 7,365 51,408
ACELYRIN, Inc. * 11,939 29,489
Achieve Life Sciences, Inc. * 1,239 3,308
Acrivon Therapeutics, Inc. * 1,702 3,455
Acumen Pharmaceuticals, Inc. * 6,875 7,562
AdaptHealth Corp. * 9,069 98,308
Adaptive Biotechnologies Corp. * 18,984 141,051
ADC Therapeutics SA * (Switzerland)  4,449 6,273
Addus HomeCare Corp. * 1,753 173,354
Adtalem Global Education, Inc. * 5,558 559,357
Adverum Biotechnologies, Inc. * 3,355 14,661
Agenus, Inc. * 2,967 4,465
Agios Pharmaceuticals, Inc. * 9,599 281,251
Akebia Therapeutics, Inc. * 31,100 59,712
Akero Therapeutics, Inc. * 10,740 434,755
Aldeyra Therapeutics, Inc. * 7,199 41,394
Alico, Inc. 872 26,020
Alight, Inc. Class A * 72,260 428,502
Allogene Therapeutics, Inc. * 21,063 30,752
Altimmune, Inc. * 5,434 27,170
Alto Neuroscience, Inc. * 1,159 2,503
Alumis, Inc. * 825 5,065
American Public Education, Inc. * 2,392 53,389
Amneal Pharmaceuticals, Inc. * 4,301 36,042
Anavex Life Sciences Corp. * 9,215 79,065
Andersons, Inc. 5,120 219,802
AngioDynamics, Inc. * 6,096 57,241
ANI Pharmaceuticals, Inc. * 704 47,133
Anika Therapeutics, Inc. * 1,289 19,374
Annexon, Inc. * 15,392 29,707
Applied Therapeutics, Inc. * 6,212 3,037
Aquestive Therapeutics, Inc. * 8,923 25,877
Arcturus Therapeutics Holdings, Inc. * 448 4,744
Ardent Health Partners, Inc. * 542 7,452
ArriVent Biopharma, Inc. * 1,790 33,097
Artiva Biotherapeutics, Inc. * (South Korea)  843 2,529
Artivion, Inc. * 1,821 44,760
Astria Therapeutics, Inc. * 966 5,158
Atea Pharmaceuticals, Inc. * 10,864 32,483
Atossa Therapeutics, Inc. * 18,517 12,460
AtriCure, Inc. * 3,125 100,812
Aura Biosciences, Inc. * 6,964 40,809
Aurinia Pharmaceuticals, Inc. * (Canada)  5,682 45,683
Avanos Medical, Inc. * 6,644 95,209
Aveanna Healthcare Holdings, Inc. * 2,450 13,279
B&G Foods, Inc. 11,972 82,248
Barrett Business Services, Inc. 174 7,160
Beam Therapeutics, Inc. * 15,830 309,160
Bicara Therapeutics, Inc. * 1,289 16,796
BioAge Labs, Inc. * 868 3,264
BioLife Solutions, Inc. * 640 14,618
Bioventus, Inc. Class A * 3,855 35,273
Black Diamond Therapeutics, Inc. * 2,257 3,498
Blade Air Mobility, Inc. * 9,182 25,067
Bluebird Bio, Inc. * 1,423 6,944
Boundless Bio, Inc. * 477 720
Bridgebio Pharma, Inc. * 9,300 321,501
BrightView Holdings, Inc. * 9,881 126,872
Brookdale Senior Living, Inc. * 2,830 17,716
C4 Therapeutics, Inc. * 9,846 15,754
Cabaletta Bio, Inc. * 5,542 7,676
Cal-Maine Foods, Inc. 6,434 584,851
Calavo Growers, Inc. 2,158 51,770

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
CAMP4 Therapeutics Corp. * 409 $ 1,636
Capricor Therapeutics, Inc. * 1,004 9,528
Cardiff Oncology, Inc. * 4,489 14,095
CareDx, Inc. * 7,042 124,995
Cargo Therapeutics, Inc. * 4,858 19,772
Caribou Biosciences, Inc. * 13,926 12,716
Carriage Services, Inc. 257 9,959
Cass Information Systems, Inc. 222 9,602
Castle Biosciences, Inc. * 2,799 56,036
Celcuity, Inc. * 125 1,264
Celldex Therapeutics, Inc. * 2,445 44,377
Central Garden & Pet Co. * 2,635 96,599
Central Garden & Pet Co. Class A * 5,212 170,589
Century Therapeutics, Inc. * 8,978 4,274
Ceribell, Inc. * 543 10,431
CG oncology, Inc. * 3,566 87,331
Chegg, Inc. * 16,219 10,367
Cibus, Inc. * 3,072 5,745
Cimpress PLC * (Ireland)  1,023 46,270
Climb Bio, Inc. * 3,780 4,612
Cogent Biosciences, Inc. * 988 5,918
Coherus Biosciences, Inc. * 13,557 10,940
Community Health Systems, Inc. * 9,537 25,750
Compass Therapeutics, Inc. * 15,710 29,849
CompoSecure, Inc. Class A  641 6,968
Concentra Group Holdings Parent, Inc. 5,844 126,815
Contineum Therapeutics, Inc. Class A * 556 3,881
Corbus Pharmaceuticals Holdings, Inc. * 856 4,545
CoreCivic, Inc. * 18,147 368,203
CorMedix, Inc. * 1,015 6,252
Cross Country Healthcare, Inc. * 5,919 88,134
Cullinan Therapeutics, Inc. * 910 6,889
Custom Truck One Source, Inc. * 2,007 8,470
Cytek Biosciences, Inc. * 19,525 78,295
Cytokinetics, Inc. * 17,264 693,840
Deluxe Corp. 7,796 123,255
Denali Therapeutics, Inc. * 9,585 130,308
Design Therapeutics, Inc. * 5,582 21,547
Dianthus Therapeutics, Inc. * 3,518 63,817
Disc Medicine, Inc. * 3,348 166,195
DLH Holdings Corp. * 824 3,337
DocGo, Inc. * 11,801 31,155
Dole PLC 12,383 178,934
Dynavax Technologies Corp. * 5,362 69,545
Edgewell Personal Care Co. 8,469 264,317
Editas Medicine, Inc. * 14,001 16,241
Elevation Oncology, Inc. * 5,460 1,415
Embecta Corp. 8,409 107,215
Emerald Holding, Inc. 1,091 4,288
Enanta Pharmaceuticals, Inc. * 3,461 19,105
Enhabit, Inc. * 6,147 54,032
Enliven Therapeutics, Inc. * 266 5,235
Ennis, Inc. 2,672 53,680
Entrada Therapeutics, Inc. * 3,857 34,867
Erasca, Inc. * 29,601 40,553
Esperion Therapeutics, Inc. * 20,777 29,919
EyePoint Pharmaceuticals, Inc. * 5,631 30,520
Fate Therapeutics, Inc. * 16,373 12,936
Fennec Pharmaceuticals, Inc. * (Canada)  1,963 11,955
First Advantage Corp. * 3,715 52,344
Foghorn Therapeutics, Inc. * 1,611 5,880
Forrester Research, Inc. * 1,603 14,812
Fractyl Health, Inc. * 1,522 1,811
Fresh Del Monte Produce, Inc. 5,915 182,359
a Shares Value
Fulcrum Therapeutics, Inc. * 5,745 $ 16,546
Fulgent Genetics, Inc. * 3,159 53,387
GeneDx Holdings Corp. * 1,862 164,908
Generation Bio Co. * 9,306 3,769
GEO Group, Inc. * 21,250 620,712
Geron Corp. * 28,558 45,407
Graham Holdings Co. Class B  579 556,338
Green Dot Corp. Class A * 5,522 46,606
Guardian Pharmacy Services, Inc. Class A * 459 9,758
Gyre Therapeutics, Inc. * 912 7,041
Hain Celestial Group, Inc. * 14,041 58,270
Harvard Bioscience, Inc. * 1,933 1,094
Healthcare Services Group, Inc. * 11,833 119,277
Heidrick & Struggles International, Inc. 3,346 143,309
Helen of Troy Ltd. * 3,983 213,051
Herbalife Ltd. * 5,606 48,380
Heron Therapeutics, Inc. * 16,149 35,528
Hertz Global Holdings, Inc. * 20,623 81,255
HF Foods Group, Inc. * 4,457 21,839
HilleVax, Inc. * 3,979 5,770
Honest Co., Inc. * 8,159 38,347
ICU Medical, Inc. * 3,513 487,815
IGM Biosciences, Inc. * 461 530
ImmunityBio, Inc. * 4,741 14,270
Information Services Group, Inc. 6,317 24,699
Ingles Markets, Inc. Class A  2,272 147,975
Inhibrx Biosciences, Inc. * 614 8,590
Inmode Ltd. * 9,870 175,094
Innovage Holding Corp. * 776 2,312
Innoviva, Inc. * 8,273 149,989
Inogen, Inc. * 3,809 27,158
Inovio Pharmaceuticals, Inc. * 4,416 7,198
Inozyme Pharma, Inc. * 8,187 7,450
Integer Holdings Corp. * 1,858 219,263
Integra LifeSciences Holdings Corp. * 11,309 248,685
Intellia Therapeutics, Inc. * 17,556 124,823
Invivyd, Inc. * 13,634 8,253
Ironwood Pharmaceuticals, Inc. * 13,811 20,302
iTeos Therapeutics, Inc. * 4,309 25,725
John Wiley & Sons, Inc. Class A  3,669 163,491
Kelly Services, Inc. Class A  5,276 69,485
KinderCare Learning Cos., Inc. * 2,140 24,803
Kodiak Sciences, Inc. * 5,808 16,291
Korn Ferry 9,193 623,561
Korro Bio, Inc. * 721 12,553
Kyverna Therapeutics, Inc. * 1,346 2,598
Laureate Education, Inc. * 4,438 90,757
LENZ Therapeutics, Inc. * 2,130 54,762
Lexicon Pharmaceuticals, Inc. * 9,912 4,567
Lifecore Biomedical, Inc. * 3,467 24,408
LifeStance Health Group, Inc. * 11,805 78,621
Ligand Pharmaceuticals, Inc. * 2,856 300,280
Limoneira Co. 2,284 40,472
Lincoln Educational Services Corp. * 3,932 62,401
LivaNova PLC * 9,022 354,384
Lyell Immunopharma, Inc. * 26,864 14,453
MacroGenics, Inc. * 1,500 1,905
MannKind Corp. * 9,068 45,612
MarketWise, Inc. 14,992 7,400
Marqeta, Inc. Class A * 12,296 50,660
Matthews International Corp. Class A  4,842 107,686
MaxCyte, Inc. * 16,092 43,931
MBX Biosciences, Inc. * 757 5,587
Medifast, Inc. * 2,115 28,510

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
MeiraGTx Holdings PLC * 2,056 $ 13,940
Mersana Therapeutics, Inc. * 9,204 3,168
Metagenomi, Inc. * 1,306 1,776
MiMedx Group, Inc. * 9,769 74,244
Mineralys Therapeutics, Inc. * 3,473 55,151
Mission Produce, Inc. * 5,837 61,172
Mister Car Wash, Inc. * 1,355 10,691
ModivCare, Inc. * 530 697
Monro, Inc. 5,381 77,863
Monte Rosa Therapeutics, Inc. * 6,847 31,770
Myriad Genetics, Inc. * 14,750 130,832
Nano-X Imaging Ltd. * (Israel)  452 2,258
National HealthCare Corp. 1,969 182,723
Natural Grocers by Vitamin Cottage, Inc.
Class C  1,075 43,215
Nature's Sunshine Products, Inc. * 869 10,906
Nautilus Biotechnology, Inc. SPAC * 5,974 5,144
Nektar Therapeutics * 30,719 20,889
Neogen Corp. * 34,567 299,696
NeoGenomics, Inc. * 18,905 179,408
Neurogene, Inc. * 754 8,829
Nevro Corp. * 5,452 31,840
Nkarta, Inc. * 8,319 15,307
Novavax, Inc. * 5,811 37,249
Nurix Therapeutics, Inc. * 4,102 48,732
Nuvation Bio, Inc. * 29,007 51,052
Olaplex Holdings, Inc. * 21,557 27,377
Olema Pharmaceuticals, Inc. * 4,858 18,266
Omeros Corp. * 6,036 49,616
OmniAb, Inc. * 9,337 22,409
Omnicell, Inc. * 7,801 272,723
OPKO Health, Inc. * 53,030 88,030
Option Care Health, Inc. * 15,368 537,112
OraSure Technologies, Inc. * 4,733 15,950
Orchestra BioMed Holdings, Inc. * 1,727 7,392
Organogenesis Holdings, Inc. * 10,110 43,675
ORIC Pharmaceuticals, Inc. * 7,610 42,464
Orthofix Medical, Inc. * 5,152 84,029
OrthoPediatrics Corp. * 2,428 59,802
Outlook Therapeutics, Inc. * 427 521
Owens & Minor, Inc. * 10,525 95,041
Pacific Biosciences of California, Inc. * 43,179 50,951
Pacira BioSciences, Inc. * 7,184 178,522
Patterson Cos., Inc. 11,306 353,199
Payoneer Global, Inc. * 6,606 48,290
Paysafe Ltd. * 5,633 88,382
Pediatrix Medical Group, Inc. * 14,042 203,469
Perdoceo Education Corp. 4,042 101,778
Performant Healthcare, Inc. * 3,530 10,449
Perspective Therapeutics, Inc. * 1,291 2,750
Phathom Pharmaceuticals, Inc. * 4,629 29,024
Phibro Animal Health Corp. Class A  2,574 54,981
Pliant Therapeutics, Inc. * 9,077 12,254
Precigen, Inc. * 20,591 30,681
Prelude Therapeutics, Inc. * 1,379 1,059
Prestige Consumer Healthcare, Inc. * 8,213 706,072
Primo Brands Corp. Class A  29,321 1,040,602
PROG Holdings, Inc. 6,377 169,628
ProKidney Corp. * 3,068 2,688
Prothena Corp. PLC * (Ireland)  2,781 34,415
PTC Therapeutics, Inc. * 3,168 161,441
Puma Biotechnology, Inc. * 4,406 13,042
Pyxis Oncology, Inc. * 6,961 6,821
Q32 Bio, Inc. * 1,262 2,082
a Shares Value
Quad/Graphics, Inc. 2,282 $ 12,437
Quanex Building Products Corp. 7,659 142,381
Quanterix Corp. * 4,966 32,329
Quantum-Si, Inc. * 17,486 20,983
Quipt Home Medical Corp. * 2,546 5,932
Rapport Therapeutics, Inc. * 559 5,607
RAPT Therapeutics, Inc. * 6,457 7,878
REGENXBIO, Inc. * 7,548 53,968
Regulus Therapeutics, Inc. * 7,167 12,542
Relay Therapeutics, Inc. * 19,566 51,263
Renovaro, Inc. * 6,557 3,562
Repay Holdings Corp. * 14,080 78,426
Replimune Group, Inc. * 10,475 102,131
Resources Connection, Inc. 4,357 28,495
Revolution Medicines, Inc. * 10,349 365,941
Rigel Pharmaceuticals, Inc. * 585 10,524
Sage Therapeutics, Inc. * 8,828 70,183
Savara, Inc. * 2,519 6,978
Scholar Rock Holding Corp. * 1,726 55,491
Scilex Holding Co. * ◊ 6,404 1,591
Select Medical Holdings Corp. 6,158 102,839
Seneca Foods Corp. Class A * 611 54,403
Septerna, Inc. * 1,168 6,763
Sezzle, Inc. * 420 14,654
Shattuck Labs, Inc. * 1,878 1,784
SI-BONE, Inc. * 985 13,820
SIGA Technologies, Inc. * 1,860 10,193
Skye Bioscience, Inc. * 1,612 2,563
Solid Biosciences, Inc. * 3,549 13,131
Sonida Senior Living, Inc. * 338 7,872
SoundThinking, Inc. * 222 3,763
SpartanNash Co. 5,108 103,488
Spyre Therapeutics, Inc. * 5,729 92,437
StoneCo Ltd. Class A * (Brazil)  24,346 255,146
Strategic Education, Inc. 3,897 327,192
Summit Therapeutics, Inc. * 1,317 25,405
Supernus Pharmaceuticals, Inc. * 8,042 263,375
Surgery Partners, Inc. * 13,515 320,981
Surmodics, Inc. * 640 19,539
Sutro Biopharma, Inc. * 12,972 8,440
Tactile Systems Technology, Inc. * 3,317 43,851
Tejon Ranch Co. * 2,092 33,158
Teladoc Health, Inc. * 24,836 197,695
Telomir Pharmaceuticals, Inc. * 1,432 4,625
Tenaya Therapeutics, Inc. * 7,971 4,544
Terns Pharmaceuticals, Inc. * 10,460 28,870
Theravance Biopharma, Inc. * 5,466 48,811
Third Harmonic Bio, Inc. * 2,827 9,810
Tourmaline Bio, Inc. * 3,719 56,566
Travere Therapeutics, Inc. * 13,972 250,378
TreeHouse Foods, Inc. * 8,023 217,343
Trevi Therapeutics, Inc. * 4,087 25,707
TrueBlue, Inc. * 5,077 26,959
TScan Therapeutics, Inc. * 1,797 2,480
Turning Point Brands, Inc. 330 19,615
United Natural Foods, Inc. * 10,019 274,420
Universal Corp. 4,187 234,681
Upstream Bio, Inc. * 1,115 6,824
UroGen Pharma Ltd. * 918 10,153
USANA Health Sciences, Inc. * 1,294 34,899
Utz Brands, Inc. 2,126 29,934
Vanda Pharmaceuticals, Inc. * 8,584 39,401
Varex Imaging Corp. * 6,008 69,693
Ventyx Biosciences, Inc. * 10,197 11,727

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Veracyte, Inc. * 13,327 $ 395,146
Veru, Inc. * 6,459 3,166
Verve Therapeutics, Inc. * 11,406 52,125
Village Super Market, Inc. Class A  1,139 43,293
Vir Biotechnology, Inc. * 14,487 93,876
Viridian Therapeutics, Inc. * 3,710 50,011
Voyager Therapeutics, Inc. * 6,611 22,345
Waldencast PLC Class A * 2,684 8,052
WaVe Life Sciences Ltd. * 2,249 18,172
Weis Markets, Inc. 2,610 201,101
Werewolf Therapeutics, Inc. * 3,160 3,072
Willdan Group, Inc. * 2,172 88,444
XBiotech, Inc. * 3,245 10,514
Xencor, Inc. * 5,738 61,052
XOMA Royalty Corp. * 226 4,504
Zenas Biopharma, Inc. * 857 6,770
Zentalis Pharmaceuticals, Inc. * 9,445 15,018
Zevra Therapeutics, Inc. * 3,798 28,447
Zimvie, Inc. * 4,404 47,563
Zymeworks, Inc. * 8,785 104,629
27,731,172
Energy - 6.6%
spacing
Aemetis, Inc. * 5,323 9,262
Amplify Energy Corp. * 4,350 16,269
Aris Water Solutions, Inc. Class A  4,225 135,369
Berry Corp. 9,263 29,734
BKV Corp. * (Thailand)  2,016 42,336
Borr Drilling Ltd. * (Mexico)  36,642 80,246
Bristow Group, Inc. * 3,789 119,657
California Resources Corp. 12,669 557,056
CNX Resources Corp. * 24,101 758,700
Comstock Resources, Inc. * 15,295 311,100
Core Natural Resources, Inc. 8,831 680,870
Crescent Energy Co. Class A  20,221 227,284
CVR Energy, Inc. 1,149 22,291
Delek U.S. Holdings, Inc. 8,167 123,077
Diversified Energy Co. PLC ~ 7,013 94,816
DMC Global, Inc. * 1,770 14,903
DNOW, Inc. * 16,938 289,301
Energy Vault Holdings, Inc. * 16,565 11,519
Excelerate Energy, Inc. Class A  2,722 78,067
Expro Group Holdings NV * 14,988 148,981
Flowco Holdings, Inc. Class A * 357 9,157
Forum Energy Technologies, Inc. * 1,113 22,382
FuelCell Energy, Inc. * 2,887 13,251
FutureFuel Corp. 4,159 16,220
Geospace Technologies Corp. * 1,582 11,406
Golar LNG Ltd. (Cameroon)  16,375 622,086
Granite Ridge Resources, Inc. 4,399 26,746
Green Plains, Inc. * 7,424 36,006
Gulfport Energy Corp. * 1,064 195,925
Hallador Energy Co. * 4,208 51,674
Helix Energy Solutions Group, Inc. * 18,161 150,918
Helmerich & Payne, Inc. 17,815 465,328
HighPeak Energy, Inc. 1,403 17,762
Innovex International, Inc. * 4,797 86,154
Kinetik Holdings, Inc. 6,106 317,146
Kodiak Gas Services, Inc. 4,971 185,418
Liberty Energy, Inc. 25,471 403,206
Magnolia Oil & Gas Corp. Class A  1,355 34,227
Mammoth Energy Services, Inc. * 2,852 5,818
Matrix Service Co. * 4,091 50,851
Murphy Oil Corp. 24,662 700,401
a Shares Value
Nabors Industries Ltd. * 1,316 $ 54,890
Natural Gas Services Group, Inc. * 993 21,816
Noble Corp. PLC 9,411 223,041
Northern Oil & Gas, Inc. 16,835 508,922
NPK International, Inc. * 11,939 69,366
Oil States International, Inc. * 8,883 45,747
Par Pacific Holdings, Inc. * 8,777 125,160
Patterson-UTI Energy, Inc. 70,382 578,540
PBF Energy, Inc. Class A  18,626 355,570
Peabody Energy Corp. 21,511 291,474
Plug Power, Inc. * 118,284 159,683
PrimeEnergy Resources Corp. * 94 21,422
ProFrac Holding Corp. Class A * 3,116 23,650
ProPetro Holding Corp. * 13,692 100,636
Ranger Energy Services, Inc. Class A  1,715 24,336
REX American Resources Corp. * 1,796 67,476
Riley Exploration Permian, Inc. 1,135 33,108
Ring Energy, Inc. * 16,964 19,509
RPC, Inc. 12,449 68,470
SandRidge Energy, Inc. 2,322 26,517
SEACOR Marine Holdings, Inc. * 2,691 13,617
Seadrill Ltd. * (Norway)  9,271 231,775
Select Water Solutions, Inc. 15,638 164,199
Sitio Royalties Corp. Class A  12,683 252,011
SM Energy Co. 17,304 518,255
Solaris Energy Infrastructure, Inc. 4,862 105,797
SolarMax Technology, Inc. * 1,365 1,638
Stem, Inc. * 20,362 7,133
SunCoke Energy, Inc. 13,583 124,964
Sunnova Energy International, Inc. * 15,870 5,904
Sunrun, Inc. * 35,082 205,581
T1 Energy, Inc. * (Norway)  18,264 23,013
Talos Energy, Inc. * 23,447 227,905
TPI Composites, Inc. * 7,545 6,081
Transocean Ltd. * 128,976 408,854
VAALCO Energy, Inc. 13,869 52,147
Valaris Ltd. * 4,501 176,709
Vital Energy, Inc. * 5,504 116,795
Vitesse Energy, Inc. 2,924 71,901
Warrior Met Coal, Inc. 9,353 446,325
13,152,857
Financial - 40.4%
spacing
1st Source Corp. 3,823 228,654
Acadia Realty Trust REIT 21,639 453,337
ACNB Corp. 1,949 80,221
Advanced Flower Capital, Inc. REIT 2,484 13,836
AG Mortgage Investment Trust, Inc. REIT 2,016 14,717
Alerus Financial Corp. 4,147 76,554
Alexander & Baldwin, Inc. REIT 13,391 230,727
AlTi Global, Inc. * 5,342 16,240
Amalgamated Financial Corp. 4,642 133,457
Ambac Financial Group, Inc. * 7,970 69,738
Amerant Bancorp, Inc. 8,439 174,181
American Assets Trust, Inc. REIT 8,955 180,354
American Coastal Insurance Corp.
Class C * 2,792 32,303
American Healthcare REIT, Inc. 25,705 778,862
American Realty Investors, Inc. * 355 3,887
Ameris Bancorp 7,670 441,562
AMERISAFE, Inc. 2,436 128,012
Ames National Corp. 2,524 44,220
Angel Oak Mortgage REIT, Inc. 1,599 15,238
Anywhere Real Estate, Inc. * 16,359 54,475

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Apartment Investment & Management Co.
Class A REIT * 9,251 $ 81,409
Apollo Commercial Real Estate Finance,
Inc. REIT 24,281 232,369
Apple Hospitality REIT, Inc. 41,255 532,602
Arbor Realty Trust, Inc. REIT 17,832 209,526
ARES Commercial Real Estate Corp. REIT 6,804 31,503
Armada Hoffler Properties, Inc. REIT 8,304 62,363
ARMOUR Residential REIT, Inc. 11,886 203,251
Arrow Financial Corp. 4,234 111,312
Associated Banc-Corp. 29,216 658,236
Atlantic Union Bankshares Corp. 7,387 230,031
Atlanticus Holdings Corp. * 998 51,048
Axos Financial, Inc. * 7,716 497,836
Banc of California, Inc. 21,715 308,136
BancFirst Corp. 3,336 366,526
Banco Latinoamericano de Comercio
Exterior SA (Panama)  4,993 182,744
Bancorp, Inc. * 178 9,406
Bank First Corp. 2,022 203,696
Bank of Hawaii Corp. 4,400 303,468
Bank of Marin Bancorp 4,197 92,628
Bank of NT Butterfield & Son Ltd.
(Bermuda)  8,602 334,790
Bank7 Corp. 1,296 50,207
BankUnited, Inc. 8,359 287,884
Bankwell Financial Group, Inc. 1,815 54,777
Banner Corp. 3,833 244,430
Bar Harbor Bankshares 3,884 114,578
BayCom Corp. 3,132 78,832
BCB Bancorp, Inc. 5,651 55,719
Berkshire Hills Bancorp, Inc. 6,894 179,864
BGC Group, Inc. Class A  27,092 248,434
Bit Digital, Inc. * 20,033 40,467
Blackstone Mortgage Trust, Inc.
Class A REIT 30,981 619,620
Blue Foundry Bancorp * 5,149 47,371
Bowhead Specialty Holdings, Inc. * 1,858 75,528
Braemar Hotels & Resorts, Inc. REIT 11,279 28,085
Brandywine Realty Trust REIT 27,212 121,366
Bread Financial Holdings, Inc. 3,102 155,348
Bridgewater Bancshares, Inc. * 4,252 59,060
BrightSpire Capital, Inc. REIT 21,857 121,525
Broadstone Net Lease, Inc. REIT 33,953 578,559
Brookfield Business Corp. Class A (Canada)  4,207 111,990
Brookline Bancorp, Inc. 10,279 112,041
BRT Apartments Corp. REIT 1,245 21,165
Burford Capital Ltd. 36,303 479,563
Burke & Herbert Financial Services Corp. 2,524 141,622
Business First Bancshares, Inc. 5,993 145,930
Byline Bancorp, Inc. 7,020 183,643
Cadence Bank 13,706 416,114
California BanCorp * 4,340 62,192
Camden National Corp. 3,948 159,776
Cannae Holdings, Inc. 9,968 182,713
Capital Bancorp, Inc. 2,246 63,629
Capital City Bank Group, Inc. 3,489 125,464
Capitol Federal Financial, Inc. 19,919 111,546
CareTrust REIT, Inc. 29,649 847,368
Carter Bankshares, Inc. * 5,082 82,227
Cathay General Bancorp 4,668 200,864
CBL & Associates Properties, Inc. REIT 1,282 34,076
Centerspace REIT 2,687 173,983
Central Pacific Financial Corp. 2,818 76,199
a Shares Value
Chatham Lodging Trust REIT 5,405 $ 38,538
Chemung Financial Corp. 811 38,579
Chicago Atlantic Real Estate Finance, Inc.
REIT 653 9,599
Chimera Investment Corp. REIT 14,071 180,531
ChoiceOne Financial Services, Inc. 1,959 56,360
Cipher Mining, Inc. * 11,419 26,264
Citizens & Northern Corp. 3,162 63,619
Citizens Financial Services, Inc. 974 56,541
City Holding Co. 1,525 179,142
City Office REIT, Inc. 6,258 32,479
Civista Bancshares, Inc. 4,134 80,778
Claros Mortgage Trust, Inc. REIT 14,982 55,883
CNB Financial Corp. 5,601 124,622
CNO Financial Group, Inc. 16,911 704,343
Coastal Financial Corp. * 704 63,649
Colony Bankcorp, Inc. 5,689 91,877
Columbia Financial, Inc. * 6,521 97,815
Community Financial System, Inc. 5,981 340,080
Community Healthcare Trust, Inc. REIT 4,462 81,030
Community Trust Bancorp, Inc. 3,499 176,210
Community West Bancshares 3,605 66,620
Compass Diversified Holdings 11,539 215,433
ConnectOne Bancorp, Inc. 8,074 196,279
Consumer Portfolio Services, Inc. * 1,361 11,800
COPT Defense Properties REIT 20,387 555,953
Core Scientific, Inc. * 6,157 44,577
CTO Realty Growth, Inc. REIT 3,640 70,288
Curbline Properties Corp. REIT * 16,322 394,829
Cushman & Wakefield PLC * 12,553 128,292
Customers Bancorp, Inc. * 2,924 146,785
CVB Financial Corp. 21,836 403,093
Diamond Hill Investment Group, Inc. 159 22,712
DiamondRock Hospitality Co. REIT 35,958 277,596
Dime Community Bancshares, Inc. 6,553 182,698
Diversified Healthcare Trust REIT 35,670 85,608
Donegal Group, Inc. Class A  4,057 79,639
Douglas Emmett, Inc. REIT 16,161 258,576
Dynex Capital, Inc. REIT 12,969 168,856
Eagle Bancorp, Inc. 3,263 68,523
Easterly Government Properties, Inc. REIT 14,519 153,901
Eastern Bankshares, Inc. 34,824 571,114
Ellington Financial, Inc. REIT 13,272 175,987
Elme Communities REIT 14,510 252,474
Empire State Realty Trust, Inc.
Class A REIT 21,766 170,210
Employers Holdings, Inc. 2,829 143,261
Enact Holdings, Inc. 6,019 209,160
Encore Capital Group, Inc. * 4,548 155,905
Enova International, Inc. * 4,491 433,651
Enstar Group Ltd. * 2,236 743,202
Enterprise Bancorp, Inc. 2,267 88,254
Enterprise Financial Services Corp. 6,894 370,484
Equity Bancshares, Inc. Class A  3,830 150,902
Esquire Financial Holdings, Inc. 644 48,545
ESSA Bancorp, Inc. 2,659 50,122
Essent Group Ltd. 18,093 1,044,328
Essential Properties Realty Trust, Inc. REIT 28,909 943,590
F&G Annuities & Life, Inc. 2,825 101,841
Farmers & Merchants Bancorp, Inc. 3,095 74,001
Farmers National Banc Corp. 8,878 115,858
Farmland Partners, Inc. REIT 6,105 68,071
FB Financial Corp. 6,919 320,765
Federal Agricultural Mortgage Corp. Class C  293 54,940

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Fidelis Insurance Holdings Ltd. (United
Kingdom)  9,940 $ 161,028
Fidelity D&D Bancorp, Inc. 1,125 46,811
Financial Institutions, Inc. 4,324 107,927
First BanCorp 11,907 228,257
First Bancorp, Inc. 3,534 87,360
First Bancorp/Southern Pines NC 4,543 182,356
First Bancshares, Inc. 6,450 218,075
First Bank 4,627 68,526
First Busey Corp. 16,014 345,902
First Business Financial Services, Inc. 1,746 82,324
First Commonwealth Financial Corp. 8,369 130,054
First Community Bankshares, Inc. 3,807 143,486
First Financial Bancorp 10,762 268,835
First Financial Corp. 2,820 138,124
First Financial Northwest, Inc. 1,581 35,825
First Foundation, Inc. 8,815 45,750
First Internet Bancorp 1,427 38,215
First Interstate BancSystem, Inc. Class A  14,796 423,905
First Merchants Corp. 10,831 438,006
First Mid Bancshares, Inc. 5,173 180,538
First of Long Island Corp. 5,950 73,483
First Western Financial, Inc. * 1,268 24,916
Five Star Bancorp 4,232 117,650
Flagstar Financial, Inc. 44,541 517,566
Flushing Financial Corp. 5,009 63,614
Forge Global Holdings, Inc. * 21,436 12,047
Four Corners Property Trust, Inc. REIT 17,665 506,985
Franklin BSP Realty Trust, Inc. REIT 11,635 148,230
Franklin Street Properties Corp. REIT 15,411 27,432
FrontView REIT, Inc. 2,282 29,187
FRP Holdings, Inc. * 372 10,628
FS Bancorp, Inc. 2,113 80,315
FTAI Infrastructure, Inc. 16,146 73,141
Fulton Financial Corp. 19,624 354,998
FVCBankcorp, Inc. * 3,718 39,299
GCM Grosvenor, Inc. Class A  2,823 37,348
Genworth Financial, Inc. * 33,971 240,854
German American Bancorp, Inc. 5,975 224,063
Getty Realty Corp. REIT 8,434 262,972
Glacier Bancorp, Inc. 19,874 878,828
Gladstone Commercial Corp. REIT 5,571 83,454
Gladstone Land Corp. REIT 947 9,962
Global Medical REIT, Inc. 5,153 45,089
Global Net Lease, Inc. REIT 32,131 258,333
GoHealth, Inc. Class A * 951 11,669
Granite Point Mortgage Trust, Inc. REIT 6,941 18,047
Great Southern Bancorp, Inc. 2,185 120,983
Greenlight Capital Re Ltd. Class A * 6,617 89,660
Guaranty Bancshares, Inc. 1,630 65,249
HA Sustainable Infrastructure Capital, Inc. 20,219 591,204
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  7,174 148,717
Hancock Whitney Corp. 15,259 800,335
Hanmi Financial Corp. 2,356 53,387
HarborOne Bancorp, Inc. 9,082 94,180
HBT Financial, Inc. 3,639 81,550
Heritage Commerce Corp. 14,421 137,288
Heritage Financial Corp. 2,870 69,827
Heritage Insurance Holdings, Inc. * 4,282 61,746
Hilltop Holdings, Inc. 9,287 282,789
Hingham Institution For Savings 365 86,797
Hippo Holdings, Inc. * 3,251 83,096
Home Bancorp, Inc. 1,750 78,400
a Shares Value
Home BancShares, Inc. 32,449 $ 917,333
HomeStreet, Inc. * 3,523 41,360
HomeTrust Bancshares, Inc. 3,585 122,894
Hope Bancorp, Inc. 9,473 99,182
Horace Mann Educators Corp. 4,554 194,592
Horizon Bancorp, Inc. 9,762 147,211
Hudson Pacific Properties, Inc. REIT 20,370 60,091
Hut 8 Corp. * (Canada)  14,140 164,307
Independence Realty Trust, Inc. REIT 37,231 790,414
Independent Bank Corp. (IBCP US) 4,489 138,216
Independent Bank Corp. (INDB US) 3,529 221,092
Industrial Logistics Properties Trust REIT 7,980 27,451
Innovative Industrial Properties, Inc. REIT 5,064 273,912
International Bancshares Corp. 9,705 611,997
InvenTrust Properties Corp. REIT 14,356 421,636
Invesco Mortgage Capital, Inc. REIT 6,388 50,401
Investar Holding Corp. 2,667 46,966
Investors Title Co. 308 74,253
Jackson Financial, Inc. Class A  4,879 408,763
James River Group Holdings Ltd. 7,150 30,030
JBG SMITH Properties REIT 14,242 229,439
John Marshall Bancorp, Inc. 2,750 45,430
Kearny Financial Corp. 8,794 55,050
Kennedy-Wilson Holdings, Inc. 17,713 153,749
Kite Realty Group Trust REIT 37,558 840,172
KKR Real Estate Finance Trust, Inc. REIT 5,380 58,104
Ladder Capital Corp. REIT 22,247 253,838
Lakeland Financial Corp. 2,701 160,547
LCNB Corp. 3,908 57,799
Legacy Housing Corp. * 42 1,059
Lemonade, Inc. * 2,194 68,957
LendingClub Corp. * 20,164 208,092
LendingTree, Inc. * 218 10,959
LINKBANCORP, Inc. 4,991 33,839
Live Oak Bancshares, Inc. 2,506 66,810
LTC Properties, Inc. REIT 8,175 289,804
LXP Industrial Trust REIT 52,587 454,878
Macerich Co. REIT 41,481 712,229
Maiden Holdings Ltd. * 19,182 10,939
MARA Holdings, Inc. * 11,354 130,571
Marcus & Millichap, Inc. 3,942 135,802
Maui Land & Pineapple Co., Inc. * 125 2,196
MBIA, Inc. * 7,754 38,615
Medallion Financial Corp. 4,790 41,721
Mercantile Bank Corp. 3,627 157,557
Merchants Bancorp 3,876 143,412
Mercury General Corp. 4,416 246,854
Metrocity Bankshares, Inc. 4,254 117,283
Metropolitan Bank Holding Corp. * 2,367 132,528
MFA Financial, Inc. REIT 16,529 169,588
Mid Penn Bancorp, Inc. 4,514 116,958
Middlefield Banc Corp. 1,656 46,285
Midland States Bancorp, Inc. 3,302 56,530
MidWestOne Financial Group, Inc. 4,837 143,224
Mr. Cooper Group, Inc. * 7,059 844,256
MVB Financial Corp. 3,302 57,191
National Bank Holdings Corp. Class A  4,299 164,523
National Bankshares, Inc. 1,786 47,561
National Health Investors, Inc. REIT 7,682 567,393
Navient Corp. 15,818 199,781
NB Bancorp, Inc. * 8,790 158,835
NBT Bancorp, Inc. 5,357 229,815
Nelnet, Inc. Class A  2,620 290,637
NET Lease Office Properties REIT * 2,289 71,829

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
NETSTREIT Corp. REIT 8,541 $ 135,375
New York Mortgage Trust, Inc. REIT 13,253 86,012
Newmark Group, Inc. Class A  22,702 276,283
NewtekOne, Inc. 4,822 57,671
NexPoint Diversified Real Estate Trust REIT 5,264 20,161
Nexpoint Real Estate Finance, Inc. REIT 692 10,581
NexPoint Residential Trust, Inc. REIT 3,723 147,170
NI Holdings, Inc. * 1,182 16,855
Nicolet Bankshares, Inc. 2,169 236,334
NMI Holdings, Inc. * 13,377 482,241
Northeast Bank 1,494 136,761
Northeast Community Bancorp, Inc. 3,223 75,547
Northfield Bancorp, Inc. 8,673 94,622
Northrim BanCorp, Inc. 1,264 92,550
Northwest Bancshares, Inc. 14,482 174,074
Norwood Financial Corp. 2,377 57,452
Oak Valley Bancorp 2,141 53,439
OceanFirst Financial Corp. 11,875 201,994
Offerpad Solutions, Inc. * 2,491 4,135
OFG Bancorp 4,443 177,809
Old National Bancorp 54,179 1,148,053
Old Second Bancorp, Inc. 10,143 168,780
One Liberty Properties, Inc. REIT 1,638 43,030
Onity Group, Inc. * 1,296 41,887
Orange County Bancorp, Inc. 2,565 59,995
Orchid Island Capital, Inc. REIT 10,250 77,080
Origin Bancorp, Inc. 6,235 216,167
Orion Properties, Inc. REIT 7,088 15,168
Orrstown Financial Services, Inc. 4,676 140,327
Outfront Media, Inc. REIT 16,736 270,119
P10, Inc. Class A  364 4,277
Pacific Premier Bancorp, Inc. 7,954 169,579
Pagseguro Digital Ltd. Class A * (Brazil)  14,223 108,521
Paramount Group, Inc. REIT 29,264 125,835
Park National Corp. 2,695 408,023
Parke Bancorp, Inc. 3,973 74,851
Pathward Financial, Inc. 1,287 93,887
PCB Bancorp 3,791 70,930
Peakstone Realty Trust REIT 5,386 67,864
Peapack-Gladstone Financial Corp. 4,085 116,014
Pebblebrook Hotel Trust REIT 19,174 194,233
PennyMac Financial Services, Inc. 2,484 248,673
PennyMac Mortgage Investment Trust REIT 14,749 216,073
Peoples Bancorp of North Carolina, Inc. 1,271 34,622
Peoples Bancorp, Inc. 7,359 218,268
Peoples Financial Services Corp. 1,750 77,822
Phillips Edison & Co., Inc. REIT 18,327 668,752
Piedmont Office Realty Trust, Inc.
Class A REIT 21,597 159,170
Pioneer Bancorp, Inc. * 2,835 33,198
Plumas Bancorp 1,647 71,266
Plymouth Industrial REIT, Inc. 4,073 66,390
Ponce Financial Group, Inc. * 3,943 49,958
PotlatchDeltic Corp. REIT 14,039 633,440
PRA Group, Inc. * 6,694 138,030
Preferred Bank 577 48,272
Primis Financial Corp. 5,595 54,663
Princeton Bancorp, Inc. 1,626 49,674
ProAssurance Corp. * 4,193 97,907
Provident Bancorp, Inc. * 3,139 36,036
Provident Financial Services, Inc. 8,344 143,266
QCR Holdings, Inc. 3,371 240,420
Radian Group, Inc. 26,122 863,855
RBB Bancorp 4,902 80,883
a Shares Value
RE/MAX Holdings, Inc. Class A * 3,282 $ 27,470
Ready Capital Corp. REIT 31,118 158,391
Red River Bancshares, Inc. 1,236 63,839
Redwood Trust, Inc. REIT 20,364 123,609
Regional Management Corp. 1,476 44,442
Renasant Corp. 5,102 173,111
Republic Bancorp, Inc. Class A  2,049 130,767
Resolute Holdings Management, Inc. * 53 1,661
Riot Platforms, Inc. * 44,959 320,108
RLJ Lodging Trust REIT 26,517 209,219
RMR Group, Inc. Class A  1,837 30,586
Roadzen, Inc. * 8,368 8,703
S&T Bancorp, Inc. 4,104 152,053
Sabra Health Care REIT, Inc. 41,016 716,550
Safehold, Inc. REIT 8,733 163,482
Safety Insurance Group, Inc. 2,951 232,775
Sandy Spring Bancorp, Inc. 8,929 249,566
Seacoast Banking Corp. of Florida 7,073 181,988
Selective Insurance Group, Inc. 2,055 188,115
Selectquote, Inc. * 25,754 86,018
Service Properties Trust REIT 25,299 66,030
ServisFirst Bancshares, Inc. 5,995 495,187
Seven Hills Realty Trust REIT 1,886 23,556
Shore Bancshares, Inc. 8,010 108,455
Sierra Bancorp 3,399 94,764
Silvercrest Asset Management Group, Inc.
Class A  2,118 34,650
Simmons First National Corp. Class A  14,085 289,165
SiriusPoint Ltd. * (Sweden)  10,083 174,335
SITE Centers Corp. REIT 8,019 102,964
Skyward Specialty Insurance Group, Inc. * 5,255 278,095
SL Green Realty Corp. REIT 11,818 681,899
SmartFinancial, Inc. 3,557 110,552
South Plains Financial, Inc. 3,407 112,840
Southern First Bancshares, Inc. * 1,783 58,696
Southern Missouri Bancorp, Inc. 2,311 120,218
Southern States Bancshares, Inc. 2,670 95,452
Southside Bancshares, Inc. 3,303 95,655
SouthState Corp. 16,648 1,545,267
Star Holdings * 1,330 11,318
Stellar Bancorp, Inc. 7,888 218,182
Sterling Bancorp, Inc. * 6,393 30,942
Stewart Information Services Corp. 4,720 336,772
Stock Yards Bancorp, Inc. 4,932 340,604
StoneX Group, Inc. * 6,631 506,476
Stratus Properties, Inc. * 711 12,620
Summit Hotel Properties, Inc. REIT 15,061 81,480
Sunrise Realty Trust, Inc. REIT 1,440 15,941
Sunstone Hotel Investors, Inc. REIT 32,659 307,321
Tanger, Inc. REIT 10,816 365,473
Terawulf, Inc. * 3,907 10,666
Terreno Realty Corp. REIT 16,947 1,071,389
Texas Capital Bancshares, Inc. * 8,298 619,861
Third Coast Bancshares, Inc. * 2,242 74,816
Timberland Bancorp, Inc. 2,544 76,702
Tiptree, Inc. 2,750 66,247
Tompkins Financial Corp. 2,874 181,005
Towne Bank 13,011 444,846
TPG RE Finance Trust, Inc. REIT 9,728 79,283
Transcontinental Realty Investors, Inc.
REIT * 107 2,991
TriCo Bancshares 6,488 259,325
Triumph Financial, Inc. * 302 17,456
TrustCo Bank Corp. 2,061 62,819

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Trustmark Corp. 5,011 $ 172,829
Two Harbors Investment Corp. REIT 18,027 240,841
UMB Financial Corp. 11,717 1,184,589
UMH Properties, Inc. REIT 9,838 183,971
United Bankshares, Inc. 21,787 755,355
United Community Banks, Inc. 12,113 340,739
United Fire Group, Inc. 3,368 99,221
Uniti Group, Inc. REIT 39,847 200,829
Unity Bancorp, Inc. 1,857 75,580
Universal Health Realty Income Trust REIT 98 4,014
Universal Insurance Holdings, Inc. 3,920 92,904
Univest Financial Corp. 6,514 184,737
Urban Edge Properties REIT 23,399 444,581
USCB Financial Holdings, Inc. 2,089 38,772
Valley National Bancorp 83,663 743,764
Velocity Financial, Inc. * 1,194 22,340
Veris Residential, Inc. REIT 12,731 215,409
Veritex Holdings, Inc. 4,339 108,345
Virginia National Bankshares Corp. 1,169 42,178
Virtus Investment Partners, Inc. 446 76,873
WaFd, Inc. 12,126 346,561
Walker & Dunlop, Inc. 2,027 173,025
Washington Trust Bancorp, Inc. 4,156 128,254
Waterstone Financial, Inc. 4,245 57,095
WesBanco, Inc. 15,700 486,072
West BanCorp, Inc. 4,678 93,279
Westamerica BanCorp 2,992 151,485
Whitestone REIT 6,180 90,043
World Acceptance Corp. * 82 10,377
WSFS Financial Corp. 4,876 252,918
Xenia Hotels & Resorts, Inc. REIT 19,118 224,828
80,884,138
Industrial - 10.7%
spacing
908 Devices, Inc. * 2,859 12,808
AAR Corp. * 4,817 269,704
AerSale Corp. * 4,344 32,537
Air Transport Services Group, Inc. * 9,939 223,031
Albany International Corp. Class A  4,143 286,033
Allient, Inc. 2,031 44,641
American Woodmark Corp. * 2,305 135,603
AMMO, Inc. * 13,242 18,274
Apogee Enterprises, Inc. 2,572 119,161
Applied Optoelectronics, Inc. * 7,801 119,745
Archer Aviation, Inc. Class A * 2,602 18,500
Arcosa, Inc. 8,301 640,173
Ardmore Shipping Corp. (Ireland)  6,314 61,814
Arq, Inc. * 4,130 17,222
Aspen Aerogels, Inc. * 7,681 49,082
Astec Industries, Inc. 3,445 118,680
Astronics Corp. * 4,637 112,076
AZZ, Inc. 945 79,011
Bel Fuse, Inc. Class A  250 18,015
Bel Fuse, Inc. Class B  1,693 126,738
Belden, Inc. 3,381 338,945
Benchmark Electronics, Inc. 6,348 241,414
Bloom Energy Corp. Class A * 3,175 62,420
Boise Cascade Co. 3,792 371,957
Bridger Aerospace Group Holdings, Inc. * 638 721
Caesarstone Ltd. * 2,220 5,395
ChargePoint Holdings, Inc. * 26,496 16,030
Clearwater Paper Corp. * 2,410 61,142
Columbus McKinnon Corp. 4,886 82,720
Concrete Pumping Holdings, Inc. * 3,208 17,516
a Shares Value
Core Molding Technologies, Inc. * 1,004 $ 15,261
Costamare, Inc. (Monaco)  6,588 64,826
Covenant Logistics Group, Inc. 2,022 44,888
CryoPort, Inc. * 1,101 6,694
CTS Corp. 626 26,010
DHT Holdings, Inc. 20,628 216,594
Dorian LPG Ltd. 2,534 56,610
Ducommun, Inc. * 2,177 126,331
DXP Enterprises, Inc. * 1,856 152,675
Eastern Co. 614 15,546
Eastman Kodak Co. * 10,395 65,696
EnerSys 711 65,113
Enpro, Inc. 3,150 509,638
Enviri Corp. * 13,054 86,809
ESCO Technologies, Inc. 2,109 335,584
FARO Technologies, Inc. * 3,054 83,374
FLEX LNG Ltd. (Norway)  1,444 33,198
Fluor Corp. * 3,078 110,254
Forward Air Corp. * 4,475 89,903
GATX Corp. 5,781 897,616
Genco Shipping & Trading Ltd. 7,216 96,406
Gencor Industries, Inc. * 724 8,804
Gibraltar Industries, Inc. * 2,603 152,692
Golden Ocean Group Ltd. (Norway)  20,121 160,566
GoPro, Inc. Class A * 20,024 13,274
GrafTech International Ltd. * 3,024 2,644
Granite Construction, Inc. 1,877 141,526
Great Lakes Dredge & Dock Corp. * 10,110 87,957
Greenbrier Cos., Inc. 5,641 288,932
Greif, Inc. Class A  4,995 274,675
Greif, Inc. Class B  516 30,588
Heartland Express, Inc. 2,672 24,636
Helios Technologies, Inc. 1,671 53,622
Hillenbrand, Inc. 8,492 204,997
Hillman Solutions Corp. * 25,086 220,506
Hub Group, Inc. Class A  11,070 411,472
Hyster-Yale, Inc. 747 31,030
Ichor Holdings Ltd. * 3,901 88,202
Insteel Industries, Inc. 926 24,354
International Seaways, Inc. 6,969 231,371
Intuitive Machines, Inc. * 7,046 52,493
Itron, Inc. * 744 77,941
JBT Marel Corp. 7,189 878,496
JELD-WEN Holding, Inc. * 9,151 54,631
Kennametal, Inc. 14,696 313,025
Kimball Electronics, Inc. * 3,208 52,772
Knowles Corp. * 12,988 197,418
Kratos Defense & Security Solutions, Inc. * 15,032 446,300
L.B. Foster Co. Class A * 1,369 26,942
Latham Group, Inc. * 6,544 42,078
Lindsay Corp. 673 85,148
LSB Industries, Inc. * 8,161 53,781
LSI Industries, Inc. 973 16,541
Luxfer Holdings PLC (United Kingdom)  3,989 47,310
Manitowoc Co., Inc. * 4,826 41,455
Marten Transport Ltd. 5,120 70,246
Masterbrand, Inc. * 20,363 265,941
Materion Corp. 238 19,421
Matson, Inc. 5,472 701,346
Mayville Engineering Co., Inc. * 1,709 22,952
Mercury Systems, Inc. * 8,919 384,320
Mesa Laboratories, Inc. 524 62,178
Metallus, Inc. * 6,602 88,203
MicroVision, Inc. * 15,089 18,710

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Mirion Technologies, Inc. * 31,972 $ 463,594
Mistras Group, Inc. * 2,512 26,577
Mueller Industries, Inc. 1,512 115,124
NANO Nuclear Energy, Inc. * 2,930 77,528
National Presto Industries, Inc. 726 63,823
Net Power, Inc. * 3,216 8,458
NEXTracker, Inc. Class A * 6,155 259,372
NL Industries, Inc. 1,156 9,132
nLight, Inc. * 6,295 48,912
NN, Inc. * 7,339 16,586
Nordic American Tankers Ltd. 27,069 66,590
Northwest Pipe Co. * 1,091 45,058
NV5 Global, Inc. * 6,660 128,338
O-I Glass, Inc. * 25,460 292,026
Olympic Steel, Inc. 1,304 41,102
Orion Group Holdings, Inc. * 4,943 25,852
OSI Systems, Inc. * 156 30,317
Pactiv Evergreen, Inc. 6,721 121,045
PAMT Corp. * 767 9,311
Pangaea Logistics Solutions Ltd. 3,879 18,464
Park Aerospace Corp. 654 8,796
Park-Ohio Holdings Corp. 1,347 29,095
Plexus Corp. * 3,209 411,169
Primoris Services Corp. 1,146 65,792
Proficient Auto Logistics, Inc. * 1,329 11,124
Proto Labs, Inc. * 4,264 149,411
Pure Cycle Corp. * 1,056 11,056
PureCycle Technologies, Inc. * 16,618 114,997
Radiant Logistics, Inc. * 3,866 23,776
Ranpak Holdings Corp. * 6,803 36,872
Redwire Corp. * 2,757 22,856
Ryerson Holding Corp. 4,605 105,731
Safe Bulkers, Inc. (Monaco)  8,986 33,158
Sanmina Corp. * 8,922 679,678
Scorpio Tankers, Inc. (Monaco)  7,805 293,312
SFL Corp. Ltd. (Norway)  14,029 115,038
SmartRent, Inc. * 28,841 34,898
Smith & Wesson Brands, Inc. 6,842 63,767
Southland Holdings, Inc. * 798 2,386
Standard BioTools, Inc. * 35,049 37,853
Standex International Corp. 245 39,541
Stoneridge, Inc. * 3,696 16,965
Sturm Ruger & Co., Inc. 1,170 45,969
Teekay Corp. Ltd. * (Bermuda)  7,810 51,312
Teekay Tankers Ltd. Class A (Canada)  4,001 153,118
Tennant Co. 1,741 138,845
Terex Corp. 12,232 462,125
Thermon Group Holdings, Inc. * 4,409 122,791
Tredegar Corp. * 4,099 31,562
TriMas Corp. 6,065 142,103
Trinity Industries, Inc. 1,828 51,294
Triumph Group, Inc. * 12,792 324,149
TTM Technologies, Inc. * 16,401 336,384
Turtle Beach Corp. * 1,006 14,356
Tutor Perini Corp. * 7,173 166,270
Twin Disc, Inc. 723 5,473
UFP Industries, Inc. 4,742 507,584
Ultralife Corp. * 736 3,960
Universal Logistics Holdings, Inc. 748 19,628
Vicor Corp. * 1,555 72,743
Virgin Galactic Holdings, Inc. * 3,984 12,071
Vishay Intertechnology, Inc. 20,970 333,423
Werner Enterprises, Inc. 10,504 307,767
Willis Lease Finance Corp. 463 73,140
a Shares Value
World Kinect Corp. 9,266 $ 262,784
Worthington Enterprises, Inc. 1,148 57,503
Worthington Steel, Inc. 5,492 139,112
Zurn Elkay Water Solutions Corp. 1,846 60,881
21,342,457
Technology - 2.9%
spacing
3D Systems Corp. * 20,224 42,875
ACM Research, Inc. Class A * 2,744 64,045
Adeia, Inc. 2,963 39,171
Alpha & Omega Semiconductor Ltd. * 4,121 102,448
Ambarella, Inc. * 3,552 178,772
ASGN, Inc. * 6,258 394,379
Asure Software, Inc. * 3,726 35,583
Bandwidth, Inc. Class A * 578 7,572
BigBear.ai Holdings, Inc. * 3,572 10,216
Cantaloupe, Inc. * 537 4,226
Cerence, Inc. * 7,349 58,057
CEVA, Inc. * 419 10,731
Cohu, Inc. * 7,764 114,208
Commvault Systems, Inc. * 492 77,618
Conduent, Inc. * 26,815 72,401
Consensus Cloud Solutions, Inc. * 2,932 67,671
Corsair Gaming, Inc. * 5,874 52,044
Cricut, Inc. Class A  1,291 6,649
CS Disco, Inc. * 1,727 7,063
D-Wave Quantum, Inc. * (Canada)  13,182 100,183
Daily Journal Corp. * 59 23,464
Definitive Healthcare Corp. * 8,471 24,481
Diebold Nixdorf, Inc. * 4,253 185,941
Digi International, Inc. * 5,907 164,392
Digimarc Corp. * 254 3,256
Digital Turbine, Inc. * 15,695 42,612
Diodes, Inc. * 7,080 305,644
Donnelley Financial Solutions, Inc. * 1,709 74,700
E2open Parent Holdings, Inc. * 32,342 64,684
EverCommerce, Inc. * 666 6,713
Everspin Technologies, Inc. * 789 4,024
Fastly, Inc. Class A * 4,532 28,688
Grid Dynamics Holdings, Inc. * 3,435 53,758
Health Catalyst, Inc. * 8,875 40,204
I3 Verticals, Inc. Class A * 3,474 85,704
IBEX Holdings Ltd. * 1,375 33,481
Immersion Corp. 4,938 37,430
Integral Ad Science Holding Corp. * 10,256 82,663
Life360, Inc. * 357 13,705
Logility Supply Chain Solutions, Inc. Class A  5,873 83,749
MaxLinear, Inc. * 1,200 13,032
Meridianlink, Inc. * 1,975 36,597
Navitas Semiconductor Corp. * 16,677 34,188
NCR Voyix Corp. * 2,530 24,668
NetScout Systems, Inc. * 12,603 264,789
Olo, Inc. Class A * 8,898 53,744
ON24, Inc. * 2,902 15,090
OneSpan, Inc. * 805 12,276
Ouster, Inc. * 6,233 55,972
Outbrain, Inc. * 6,900 25,737
Pagaya Technologies Ltd. Class A * 5,730 60,050
PAR Technology Corp. * 557 34,166
Penguin Solutions, Inc. * 8,972 155,844
Photronics, Inc. * 6,559 136,165
Pitney Bowes, Inc. 9,592 86,808
Planet Labs PBC * 35,044 118,449
Playstudios, Inc. * 15,356 19,502

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Rackspace Technology, Inc. * 12,270 $ 20,736
Rekor Systems, Inc. * 1,494 1,325
Richardson Electronics Ltd. 1,150 12,834
Rigetti Computing, Inc. * 31,157 246,763
Rimini Street, Inc. * 7,251 25,234
Silvaco Group, Inc. * 197 898
SolarWinds Corp. 9,879 182,070
Synaptics, Inc. * 6,451 411,058
Telos Corp. * 8,670 20,635
TTEC Holdings, Inc. 4,553 14,979
Unisys Corp. * 11,293 51,835
V2X, Inc. * 2,503 122,772
Veeco Instruments, Inc. * 1,481 29,738
Verint Systems, Inc. * 10,753 191,941
Vimeo, Inc. * 23,694 124,630
Vishay Precision Group, Inc. * 1,041 25,078
Waystar Holding Corp. * 4,742 177,161
Xerox Holdings Corp. 19,859 95,919
5,707,888
Utilities - 5.8%
spacing
ALLETE, Inc. 10,326 678,418
Altus Power, Inc. * 11,319 56,029
Ameresco, Inc. Class A * 3,534 42,691
American States Water Co. 2,629 206,850
Avista Corp. 13,066 547,073
Black Hills Corp. 12,667 768,254
Brookfield Infrastructure Corp.
Class A (Canada)  20,364 736,973
California Water Service Group 7,027 340,528
Chesapeake Utilities Corp. 3,960 508,583
Consolidated Water Co. Ltd. 906 22,188
Genie Energy Ltd. Class B  559 8,413
Hawaiian Electric Industries, Inc. * 28,339 310,312
MGE Energy, Inc. 3,458 321,456
Middlesex Water Co. 1,624 104,098
New Jersey Resources Corp. 17,028 835,394
Northwest Natural Holding Co. 6,913 295,323
Northwestern Energy Group, Inc. 11,045 639,174
ONE Gas, Inc. 9,804 741,084
Ormat Technologies, Inc. 9,601 679,463
Otter Tail Corp. 3,833 308,058
Portland General Electric Co. 18,143 809,178
SJW Group 5,118 279,904
Southwest Gas Holdings, Inc. 10,316 740,689
Spire, Inc. 9,817 768,180
TXNM Energy, Inc. 15,058 805,302
Unitil Corp. 1,744 100,611
York Water Co. 615 21,328
11,675,554
Total Common Stocks
    (Cost $215,324,371) 195,934,543
EXCHANGE-TRADED FUNDS - 1.8%
iShares Russell 2000 Value 24,217 3,656,282
a
Total Exchange-Traded Funds
    (Cost $3,775,348) 3,656,282
a Shares Value
TOTAL INVESTMENTS - 99.7%
(Cost $219,101,814) $ 199,594,744
DERIVATIVES - (0.0%) (17,161)
OTHER ASSETS & LIABILITIES, NET - 0.3% 650,618
NET ASSETS - 100.0% $ 200,228,201

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, investments with a total aggregate value of $3,145 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of March 31, 2025, restricted securities were as follows:
(c) As of March 31, 2025, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Issuer and Acquisition Date Cost Value
Value as a % of
Net Assets
Scilex Holding Co. Acq 03/05/21 $67,114 $1,591 0.0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 06/25 72 $ 746,917 $ 729,756 ( $ 17,161 )
a
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 3,723 $ – $ 578 $ 3,145
Warrants 196 – 196 –
Common Stocks
Basic Materials 6,057,611 6,057,611 – –
Communications 7,730,824 7,730,824 – –
Consumer, Cyclical 21,652,042 21,652,042 – –
Consumer, Non-Cyclical 27,731,172 27,729,581 1,591 –
Energy 13,152,857 13,152,857 – –
Financial 80,884,138 80,884,138 – –
Industrial 21,342,457 21,342,457 – –
Technology 5,707,888 5,707,888 – –
Utilities 11,675,554 11,675,554 – –
Total Common Stocks 195,934,543 195,932,952 1,591 –
Exchange-Traded Funds 3,656,282 3,656,282 – –
Total Assets 199,594,744 199,589,234 2,365 3,145
Liabilities Derivatives:
Equity Contracts
Futures (17,161) (17,161) – –
Total Liabilities (17,161) (17,161) – –
Total $ 199,577,583 $ 199,572,073 $ 2,365 $ 3,145

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Brazil -0.0%
Itausa SA, Exp 04/11/25 * 302 $ 158
Total Rights
    (Cost $0) 158
PREFERRED STOCKS - 1.6%
Brazil - 1.1%
spacing
Banco Bradesco SA 20,490 45,494
Centrais Eletricas Brasileiras SA Class B  500 3,892
Cia Energetica de Minas Gerais 6,758 12,151
Cia Paranaense de Energia - Copel Class B  4,000 7,297
Gerdau SA 5,022 14,239
Itau Unibanco Holding SA 19,350 106,508
Itausa SA 21,046 34,853
Petroleo Brasileiro SA 15,700 102,237
326,671
Chile - 0.1%
spacing
Sociedad Quimica y Minera de Chile SA
Class B  532 21,186
Colombia - 0.0%
spacing
Bancolombia SA 1,674 16,868
Russia - 0.0%
spacing
Surgutneftegas PAO * ± Ω 44,600 –
South Korea - 0.4%
spacing
Hyundai Motor Co. 213 21,553
Samsung Electronics Co. Ltd. 2,990 96,779
118,332
Total Preferred Stocks
    (Cost $540,700) 483,057
COMMON STOCKS - 95.7%
Brazil - 3.1%
spacing
Ambev SA 17,000 40,218
B3 SA - Brasil Bolsa Balcao 19,900 42,336
Banco Bradesco SA 4,900 9,746
Banco BTG Pactual SA 4,300 25,394
Banco do Brasil SA 6,200 30,628
BB Seguridade Participacoes SA 2,400 16,949
BRF SA 1,900 6,553
Caixa Seguridade Participacoes SA 2,000 5,226
CCR SA 3,900 7,955
Centrais Eletricas Brasileiras SA 4,700 33,596
Cia de Saneamento Basico do Estado de
Sao Paulo SABESP 1,700 30,387
CPFL Energia SA 800 5,285
Embraer SA * 2,600 29,957
Energisa SA 1,100 7,711
Engie Brasil Energia SA 700 4,735
Equatorial Energia SA 4,371 24,511
Klabin SA 2,960 9,679
Localiza Rent a Car SA 3,431 20,196
Natura & Co. Holding SA 3,500 6,127
NU Holdings Ltd. Class A * 11,709 119,900
a Shares Value
Petroleo Brasileiro SA 14,400 $ 103,008
PRIO SA * 3,000 20,924
Raia Drogasil SA 4,824 16,104
Rede D'Or Sao Luiz SA ~ 2,940 14,529
Rumo SA 4,800 13,643
Suzano SA 2,500 23,193
Telefonica Brasil SA 1,500 13,098
TIM SA 3,200 10,094
TOTVS SA 2,000 11,695
Ultrapar Participacoes SA 2,500 7,496
Vale SA 13,253 131,683
Vibra Energia SA 3,726 11,609
WEG SA 6,300 49,990
XP, Inc. Class A  1,381 18,989
923,144
Chile - 0.4%
spacing
Banco de Chile 165,228 21,851
Banco de Credito e Inversiones SA 337 12,454
Banco Santander Chile 257,224 14,636
Cencosud SA 4,628 14,134
Empresas CMPC SA 3,932 6,460
Empresas Copec SA 1,386 9,560
Enel Americas SA 75,069 7,305
Enel Chile SA 105,187 6,917
Falabella SA * 2,193 9,146
Latam Airlines Group SA 782,419 12,255
114,718
China - 30.4%
spacing
360 Security Technology, Inc. Class A  1,700 2,437
37 Interactive Entertainment Network
Technology Group Co. Ltd. Class A  700 1,439
AAC Technologies Holdings, Inc. 3,000 18,304
Accelink Technologies Co. Ltd. Class A  200 1,278
ACM Research Shanghai, Inc. Class A  55 775
Advanced Micro-Fabrication Equipment, Inc.
China Class A  150 3,827
AECC Aero-Engine Control Co. Ltd. Class A  300 792
AECC Aviation Power Co. Ltd. Class A  700 3,501
Agricultural Bank of China Ltd. Class A  16,900 12,080
Agricultural Bank of China Ltd. Class H  103,000 62,029
Aier Eye Hospital Group Co. Ltd. Class A  2,036 3,731
Air China Ltd. Class A * 2,500 2,455
Airtac International Group 232 5,892
Akeso, Inc. * ~ 2,000 19,707
Alibaba Group Holding Ltd. 59,120 978,198
Alibaba Health Information Technology Ltd. * 22,000 13,386
Aluminum Corp. of China Ltd. Class A  2,300 2,374
Aluminum Corp. of China Ltd. Class H  16,000 10,037
Amlogic Shanghai Co. Ltd. Class A * 110 1,271
Angel Yeast Co. Ltd. Class A  300 1,430
Anhui Conch Cement Co. Ltd. Class A  1,000 3,347
Anhui Conch Cement Co. Ltd. Class H  4,000 11,313
Anhui Gujing Distillery Co. Ltd. Class A  100 2,347
Anhui Gujing Distillery Co. Ltd. Class B  400 6,301
Anhui Jianghuai Automobile Group Corp.
Ltd. Class A  600 2,993
Anhui Yingjia Distillery Co. Ltd. Class A  200 1,495
Anker Innovations Technology Co. Ltd.
Class A  190 2,705
ANTA Sports Products Ltd. 4,600 50,577
Autohome, Inc. ADR 243 6,736
Avary Holding Shenzhen Co. Ltd. Class A  600 3,017

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
AviChina Industry & Technology Co. Ltd.
Class H  10,000 $ 5,039
Avicopter PLC Class A  200 1,010
BAIC BluePark New Energy Technology Co.
Ltd. Class A * 1,300 1,547
Baidu, Inc. Class A * 8,384 96,769
Bank of Beijing Co. Ltd. Class A  4,100 3,416
Bank of Changsha Co. Ltd. Class A  700 888
Bank of Chengdu Co. Ltd. Class A  1,000 2,374
Bank of China Ltd. Class A  6,000 4,635
Bank of China Ltd. Class H  262,000 158,236
Bank of Communications Co. Ltd. Class A  6,900 7,094
Bank of Communications Co. Ltd. Class H  34,000 30,383
Bank of Hangzhou Co. Ltd. Class A  1,200 2,392
Bank of Jiangsu Co. Ltd. Class A  4,080 5,354
Bank of Nanjing Co. Ltd. Class A  2,200 3,135
Bank of Ningbo Co. Ltd. Class A  1,410 5,023
Bank of Shanghai Co. Ltd. Class A  2,900 3,944
Bank of Suzhou Co. Ltd. Class A  700 761
Baoshan Iron & Steel Co. Ltd. Class A  4,500 4,464
BeiGene Ltd. * 2,789 58,990
Beijing Enterprises Holdings Ltd. 2,000 7,573
Beijing Enterprises Water Group Ltd. 14,000 4,041
Beijing Kingsoft Office Software, Inc.
Class A  104 4,320
Beijing New Building Materials PLC Class A  400 1,607
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. Class A  300 564
Beijing Roborock Technology Co. Ltd.
Class A  42 1,411
Beijing-Shanghai High Speed Railway Co.
Ltd. Class A  10,200 7,835
Beijing Tiantan Biological Products Corp.
Ltd. Class A  600 1,680
Beijing Tong Ren Tang Co. Ltd. Class A  300 1,513
Beijing Wantai Biological Pharmacy
Enterprise Co. Ltd. Class A  292 2,581
Beijing Yanjing Brewery Co. Ltd. Class A  600 1,014
Bethel Automotive Safety Systems Co. Ltd.
Class A  120 1,039
Bilibili, Inc. Class Z * 862 16,530
BOC Aviation Ltd. ~ 700 5,469
BOC International China Co. Ltd. Class A  600 865
BOE Technology Group Co. Ltd. Class A  8,700 4,981
Bosideng International Holdings Ltd. 18,000 9,236
BYD Co. Ltd. Class A  500 25,986
BYD Co. Ltd. Class H  4,500 227,864
BYD Electronic International Co. Ltd. 3,000 15,642
C&D International Investment Group Ltd. 2,617 5,471
Caitong Securities Co. Ltd. Class A  1,050 1,131
Cambricon Technologies Corp. Ltd.
Class A * 97 8,395
Capital Securities Co. Ltd. Class A  500 1,476
CCOOP Group Co. Ltd. Class A * 4,300 1,588
CGN Power Co. Ltd. Class A  2,100 1,052
CGN Power Co. Ltd. Class H ~ 43,000 13,463
Changchun High-Tech Industry Group Co.
Ltd. Class A  100 1,350
Changjiang Securities Co. Ltd. Class A  1,300 1,139
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd. Class A  75 1,427
Chaozhou Three-Circle Group Co. Ltd.
Class A  500 2,735
Chifeng Jilong Gold Mining Co. Ltd. Class A  400 1,272
a Shares Value
China CITIC Bank Corp. Ltd. Class H  32,000 $ 25,101
China Coal Energy Co. Ltd. Class H  8,000 8,166
China Communications Services Corp. Ltd.
Class H  10,000 5,473
China Construction Bank Corp. Class A  1,300 1,583
China Construction Bank Corp. Class H  352,000 311,930
China CSSC Holdings Ltd. Class A  1,100 4,633
China Eastern Airlines Corp. Ltd. Class A * 2,900 1,453
China Energy Engineering Corp. Ltd.
Class A  6,400 2,005
China Everbright Bank Co. Ltd. Class A  10,100 5,271
China Everbright Bank Co. Ltd. Class H  11,000 4,484
China Feihe Ltd. ~ 13,000 9,809
China Galaxy Securities Co. Ltd. Class A  1,700 3,889
China Galaxy Securities Co. Ltd. Class H  13,000 13,045
China Gas Holdings Ltd. 10,000 9,118
China Great Wall Securities Co. Ltd. Class A  900 1,001
China Greatwall Technology Group Co. Ltd.
Class A * 800 1,554
China Hongqiao Group Ltd. 10,500 21,721
China International Capital Corp. Ltd.
Class A  900 4,278
China International Capital Corp. Ltd.
Class H ~ 5,200 9,777
China Jushi Co. Ltd. Class A  701 1,247
China Life Insurance Co. Ltd. Class H  29,000 56,057
China Literature Ltd. * ~ 1,600 5,331
China Longyuan Power Group Corp. Ltd.
Class H  12,000 9,629
China Mengniu Dairy Co. Ltd. 12,000 29,639
China Merchants Bank Co. Ltd. Class A  3,200 19,114
China Merchants Bank Co. Ltd. Class H  15,500 91,899
China Merchants Energy Shipping Co. Ltd.
Class A  1,100 989
China Merchants Expressway Network &
Technology Holdings Co. Ltd. Class A  1,400 2,556
China Merchants Port Holdings Co. Ltd. 4,797 8,248
China Merchants Securities Co. Ltd. Class A  1,600 3,918
China Merchants Shekou Industrial Zone
Holdings Co. Ltd. Class A  2,100 2,655
China Minsheng Banking Corp. Ltd. Class A  7,300 3,934
China Minsheng Banking Corp. Ltd. Class H  24,000 10,822
China National Building Material Co. Ltd.
Class H  14,000 7,225
China National Chemical Engineering Co.
Ltd. Class A  700 694
China National Nuclear Power Co. Ltd.
Class A  4,800 6,101
China National Software & Service Co. Ltd.
Class A * 270 1,615
China Northern Rare Earth Group High-
Tech Co. Ltd. Class A  900 2,816
China Oilfield Services Ltd. Class H  6,000 4,964
China Overseas Land & Investment Ltd. 14,000 25,059
China Pacific Insurance Group Co. Ltd.
Class A  1,600 7,102
China Pacific Insurance Group Co. Ltd.
Class H  9,400 29,615
China Petroleum & Chemical Corp. Class A  10,700 8,461
China Petroleum & Chemical Corp. Class H  84,000 44,319
China Power International Development Ltd. 16,108 6,075
China Railway Group Ltd. Class A  3,600 2,747
China Railway Group Ltd. Class H  16,000 7,078
China Railway Signal & Communication
Corp. Ltd. Class A  1,725 1,339

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
China Rare Earth Resources & Technology
Co. Ltd. Class A  300 $ 1,311
China Resources Beer Holdings Co. Ltd. 6,000 21,681
China Resources Gas Group Ltd. 3,500 10,442
China Resources Land Ltd. 11,500 38,148
China Resources Microelectronics Ltd.
Class A  273 1,690
China Resources Mixc Lifestyle Services
Ltd. ~ 2,600 11,499
China Resources Pharmaceutical Group
Ltd. ~ 6,500 4,226
China Resources Power Holdings Co. Ltd. 8,000 19,031
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd. Class A  280 1,626
China Ruyi Holdings Ltd. * 24,000 7,379
China Shenhua Energy Co. Ltd. Class A  1,400 7,408
China Shenhua Energy Co. Ltd. Class H  12,500 50,709
China Southern Airlines Co. Ltd. Class A * 2,100 1,642
China State Construction Engineering Corp.
Ltd. Class A  8,500 6,172
China State Construction International
Holdings Ltd. 8,000 10,355
China Taiping Insurance Holdings Co. Ltd. 5,200 7,917
China Three Gorges Renewables Group Co.
Ltd. Class A  6,500 3,792
China Tourism Group Duty Free Corp. Ltd.
Class A  444 3,688
China Tower Corp. Ltd. Class H ~ 16,000 21,553
China United Network Communications Ltd.
Class A  7,600 5,835
China Vanke Co. Ltd. Class A * 2,500 2,431
China Vanke Co. Ltd. Class H * 8,000 5,702
China XD Electric Co. Ltd. Class A  1,200 1,099
China Yangtze Power Co. Ltd. Class A  5,400 20,709
China Zheshang Bank Co. Ltd. Class A  2,980 1,210
Chongqing Brewery Co. Ltd. Class A  100 807
Chongqing Changan Automobile Co. Ltd.
Class A  1,996 3,600
Chongqing Rural Commercial Bank Co. Ltd.
Class A  2,000 1,677
Chongqing Zhifei Biological Products Co.
Ltd. Class A  600 2,011
Chow Tai Fook Jewellery Group Ltd. 7,000 7,931
CITIC Ltd. 15,000 18,514
Citic Pacific Special Steel Group Co. Ltd.
Class A  600 1,022
CITIC Securities Co. Ltd. Class A  3,180 11,615
CITIC Securities Co. Ltd. Class H  5,075 13,302
CMOC Group Ltd. Class A  3,600 3,796
CMOC Group Ltd. Class H  15,000 12,399
CNGR Advanced Material Co. Ltd. Class A  220 1,069
CNPC Capital Co. Ltd. Class A  2,000 1,760
Contemporary Amperex Technology Co. Ltd.
Class A  960 33,600
COSCO SHIPPING Energy Transportation
Co. Ltd. Class A  900 1,392
COSCO SHIPPING Energy Transportation
Co. Ltd. Class H  4,000 3,238
COSCO SHIPPING Holdings Co. Ltd.
Class A  4,110 8,260
COSCO SHIPPING Holdings Co. Ltd.
Class H  8,900 14,043
CRRC Corp. Ltd. Class A  6,400 6,235
CRRC Corp. Ltd. Class H  15,000 9,358
CSC Financial Co. Ltd. Class A  900 2,999
a Shares Value
CSI Solar Co. Ltd. Class A  795 $ 1,066
CSPC Innovation Pharmaceutical Co. Ltd.
Class A  360 1,856
CSPC Pharmaceutical Group Ltd. 30,000 19,067
Daqin Railway Co. Ltd. Class A  3,900 3,516
Datang International Power Generation Co.
Ltd. Class A  1,500 611
Dong-E-E-Jiao Co. Ltd. Class A  100 834
Dongfang Electric Corp. Ltd. Class A  700 1,447
Dongxing Securities Co. Ltd. Class A  800 1,268
East Money Information Co. Ltd. Class A  3,476 10,839
Eastroc Beverage Group Co. Ltd. Class A  90 3,092
Ecovacs Robotics Co. Ltd. Class A  200 1,698
Empyrean Technology Co. Ltd. Class A  100 1,597
ENN Energy Holdings Ltd. 3,100 25,622
ENN Natural Gas Co. Ltd. Class A  500 1,351
Eoptolink Technology, Inc. Ltd. Class A  200 2,769
Eve Energy Co. Ltd. Class A  500 3,256
Everbright Securities Co. Ltd. Class A  900 2,118
Everdisplay Optronics Shanghai Co. Ltd.
Class A * 2,898 876
Far East Horizon Ltd. 6,000 4,912
FAW Jiefang Group Co. Ltd. Class A  900 1,005
Flat Glass Group Co. Ltd. Class A  500 1,226
Focus Media Information Technology Co.
Ltd. Class A  3,200 3,101
Foshan Haitian Flavouring & Food Co. Ltd.
Class A  988 5,535
Fosun International Ltd. 9,000 4,827
Founder Securities Co. Ltd. Class A  2,000 2,154
Foxconn Industrial Internet Co. Ltd. Class A  3,100 8,657
Fuyao Glass Industry Group Co. Ltd.
Class A  400 3,228
Fuyao Glass Industry Group Co. Ltd.
Class H ~ 2,400 17,170
GalaxyCore, Inc. Class A  600 1,243
Ganfeng Lithium Group Co. Ltd. Class A  360 1,683
GCL Technology Holdings Ltd. * 91,000 11,501
GD Power Development Co. Ltd. Class A  4,100 2,511
Geely Automobile Holdings Ltd. 22,000 47,225
GEM Co. Ltd. Class A  1,400 1,258
Genscript Biotech Corp. * 4,000 6,356
GF Securities Co. Ltd. Class A  1,200 2,665
Giant Biogene Holding Co. Ltd. ~ 1,200 10,912
GigaDevice Semiconductor, Inc. Class A * 180 2,914
GoerTek, Inc. Class A  800 2,892
Goldwind Science & Technology Co. Ltd.
Class A  800 980
Goneo Group Co. Ltd. Class A  235 2,334
Gotion High-tech Co. Ltd. Class A  500 1,505
Great Wall Motor Co. Ltd. Class A  700 2,523
Great Wall Motor Co. Ltd. Class H  8,500 14,907
Gree Electric Appliances, Inc. of Zhuhai
Class A  600 3,760
GRG Banking Equipment Co. Ltd. Class A  600 1,098
Guangdong Haid Group Co. Ltd. Class A  400 2,759
Guangdong Investment Ltd. 12,000 8,835
Guanghui Energy Co. Ltd. Class A  300 252
Guangzhou Automobile Group Co. Ltd.
Class A  1,500 1,760
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd. Class A  100 365
Guangzhou Haige Communications Group,
Inc. Co. Class A  600 925

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Guangzhou Tinci Materials Technology Co.
Ltd. Class A  460 $ 1,183
Guolian Minsheng Securities Co. Ltd.
Class A  900 1,277
Guosen Securities Co. Ltd. Class A  1,200 1,699
Guotai Junan Securities Co. Ltd. Class A  2,926 6,943
Guotai Junan Securities Co. Ltd. Class H ~ 7,848 11,412
Guoyuan Securities Co. Ltd. Class A  1,000 1,072
H World Group Ltd. ADR 756 27,980
Haidilao International Holding Ltd. ~ 6,000 13,532
Haier Smart Home Co. Ltd. Class A  1,500 5,663
Haier Smart Home Co. Ltd. Class H  8,800 28,367
Hainan Airlines Holding Co. Ltd. Class A * 9,300 1,787
Hainan Airport Infrastructure Co. Ltd.
Class A * 2,200 1,099
Haitian International Holdings Ltd. 3,000 7,969
Hangzhou First Applied Material Co. Ltd.
Class A  706 1,371
Hangzhou GreatStar Industrial Co. Ltd.
Class A  200 820
Hangzhou Silan Microelectronics Co. Ltd.
Class A * 400 1,338
Hangzhou Tigermed Consulting Co. Ltd.
Class A  100 701
Hansoh Pharmaceutical Group Co. Ltd. ~ 4,000 12,589
Hebei Yangyuan Zhihui Beverage Co. Ltd.
Class A  200 621
Henan Shenhuo Coal Industry & Electricity
Power Co. Ltd. Class A  500 1,297
Henan Shuanghui Investment &
Development Co. Ltd. Class A  670 2,492
Hengan International Group Co. Ltd. 2,000 5,590
Hengli Petrochemical Co. Ltd. Class A  1,400 2,968
Hengtong Optic-electric Co. Ltd. Class A  600 1,381
Hisense Home Appliances Group Co. Ltd.
Class A  200 819
Hisense Home Appliances Group Co. Ltd.
Class H  1,000 3,355
Hithink RoyalFlush Information Network Co.
Ltd. Class A  100 3,935
HLA Group Corp. Ltd. Class A  1,100 1,201
Hoshine Silicon Industry Co. Ltd. Class A  200 1,513
Hua Hong Semiconductor Ltd. ~ 3,000 12,102
Huadian Power International Corp. Ltd.
Class A  2,000 1,585
Huadong Medicine Co. Ltd. Class A  300 1,517
Huafon Chemical Co. Ltd. Class A  1,200 1,287
Huagong Tech Co. Ltd. Class A  300 1,711
Huaibei Mining Holdings Co. Ltd. Class A  600 1,081
Hualan Biological Engineering, Inc. Class A  400 857
Huaneng Lancang River Hydropower, Inc.
Class A  1,100 1,390
Huaneng Power International, Inc. Class A  1,500 1,432
Huaneng Power International, Inc. Class H  16,000 9,282
Huaqin Technology Co. Ltd. Class A  200 2,216
Huatai Securities Co. Ltd. Class A  1,700 3,881
Huatai Securities Co. Ltd. Class H ~ 4,600 7,417
Huaxia Bank Co. Ltd. Class A  2,300 2,486
Huayu Automotive Systems Co. Ltd. Class A  700 1,749
Hubei Jumpcan Pharmaceutical Co. Ltd.
Class A  200 767
Huizhou Desay Sv Automotive Co. Ltd.
Class A  100 1,563
Humanwell Healthcare Group Co. Ltd.
Class A  400 1,136
a Shares Value
Hunan Valin Steel Co. Ltd. Class A  1,600 $ 1,098
Hundsun Technologies, Inc. Class A  476 1,849
Hwatsing Technology Co. Ltd. Class A  64 1,464
Hygon Information Technology Co. Ltd.
Class A  547 10,729
IEIT Systems Co. Ltd. Class A  400 2,973
Iflytek Co. Ltd. Class A  600 3,954
Imeik Technology Development Co. Ltd.
Class A  40 985
Industrial & Commercial Bank of China Ltd.
Class A  14,200 13,499
Industrial & Commercial Bank of China Ltd.
Class H  253,000 180,536
Industrial Bank Co. Ltd. Class A  4,361 13,014
Industrial Securities Co. Ltd. Class A  1,760 1,429
Ingenic Semiconductor Co. Ltd. Class A  100 993
Inner Mongolia BaoTou Steel Union Co. Ltd.
Class A * 10,200 2,518
Inner Mongolia Dian Tou Energy Corp. Ltd.
Class A  300 797
Inner Mongolia Junzheng Energy &
Chemical Industry Group Co. Ltd. Class A  2,000 1,510
Inner Mongolia Yili Industrial Group Co. Ltd.
Class A  1,400 5,421
Inner Mongolia Yitai Coal Co. Ltd. Class B  3,900 8,499
Innovent Biologics, Inc. * ~ 4,500 27,076
Isoftstone Information Technology Group
Co. Ltd. Class A  200 1,589
JA Solar Technology Co. Ltd. Class A  856 1,362
JCET Group Co. Ltd. Class A  400 1,941
JCHX Mining Management Co. Ltd. Class A  200 1,098
JD Health International, Inc. * ~ 4,150 17,721
JD Logistics, Inc. * ~ 7,400 11,958
JD.com, Inc. Class A  8,925 183,601
Jiangsu Eastern Shenghong Co. Ltd.
Class A  1,500 1,715
Jiangsu Expressway Co. Ltd. Class H  4,000 4,750
Jiangsu Hengli Hydraulic Co. Ltd. Class A  300 3,304
Jiangsu Hengrui Pharmaceuticals Co. Ltd.
Class A  1,400 9,479
Jiangsu Hoperun Software Co. Ltd.
Class A * 200 1,441
Jiangsu King's Luck Brewery JSC Ltd.
Class A  300 2,188
Jiangsu Phoenix Publishing & Media Corp.
Ltd. Class A  600 909
Jiangsu Yanghe Distillery Co. Ltd. Class A  300 3,155
Jiangsu Yoke Technology Co. Ltd. Class A  100 858
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd. Class A  300 1,442
Jiangsu Zhongtian Technology Co. Ltd.
Class A  800 1,609
Jiangxi Copper Co. Ltd. Class A  1,100 3,508
Jiangxi Copper Co. Ltd. Class H  3,000 5,279
Jinduicheng Molybdenum Co. Ltd. Class A  700 1,022
Jinko Solar Co. Ltd. Class A  2,105 1,884
Juneyao Airlines Co. Ltd. Class A  500 904
Kanzhun Ltd. ADR * 969 18,576
KE Holdings, Inc. ADR 2,542 51,069
Kingdee International Software Group Co.
Ltd. * 11,000 18,726
Kingsoft Corp. Ltd. 3,400 16,558
Kuaishou Technology * ~ 9,800 68,723
Kuang-Chi Technologies Co. Ltd. Class A  500 2,617
Kunlun Energy Co. Ltd. 14,000 13,680

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Kunlun Tech Co. Ltd. Class A  300 $ 1,426
Kweichow Moutai Co. Ltd. Class A  300 64,617
LB Group Co. Ltd. Class A  600 1,474
Lenovo Group Ltd. 30,000 40,769
Lens Technology Co. Ltd. Class A  1,200 4,207
Li Auto, Inc. Class A * 4,546 57,290
Li Ning Co. Ltd. 8,500 17,446
Liaoning Port Co. Ltd. Class A  4,300 883
Lingyi iTech Guangdong Co. Class A  1,700 2,135
Longfor Group Holdings Ltd. ~ 7,779 9,843
LONGi Green Energy Technology Co. Ltd.
Class A  1,702 3,722
Loongson Technology Corp. Ltd. Class A * 86 1,483
Luxshare Precision Industry Co. Ltd. Class A  1,700 9,618
Luzhou Laojiao Co. Ltd. Class A  300 5,372
Mango Excellent Media Co. Ltd. Class A  400 1,526
Maxscend Microelectronics Co. Ltd. Class A  180 1,999
Meihua Holdings Group Co. Ltd. Class A  700 999
Meituan Class B * ~ 17,990 362,003
Metallurgical Corp. of China Ltd. Class A  1,800 750
Midea Group Co. Ltd. * 1,100 11,152
Midea Group Co. Ltd. Class A  700 7,580
MINISO Group Holding Ltd. 1,728 7,965
MMG Ltd. * 16,000 5,521
Montage Technology Co. Ltd. Class A  285 3,091
Muyuan Foods Co. Ltd. Class A  1,160 6,199
Nanjing Iron & Steel Co. Ltd. Class A  1,300 827
Nanjing Securities Co. Ltd. Class A  800 906
NARI Technology Co. Ltd. Class A  2,058 6,216
National Silicon Industry Group Co. Ltd.
Class A  696 1,789
NAURA Technology Group Co. Ltd. Class A  100 5,764
NetEase, Inc. 7,105 145,955
New China Life Insurance Co. Ltd. Class A  500 3,555
New China Life Insurance Co. Ltd. Class H  3,300 12,617
New Hope Liuhe Co. Ltd. Class A * 1,100 1,405
New Oriental Education & Technology
Group, Inc. 5,400 25,687
Nexchip Semiconductor Corp. Class A * 473 1,427
Ninestar Corp. Class A * 300 1,005
Ningbo Deye Technology Co. Ltd. Class A  136 1,717
Ningbo Orient Wires & Cables Co. Ltd.
Class A  200 1,349
Ningbo Sanxing Medical Electric Co. Ltd.
Class A  300 1,223
Ningbo Tuopu Group Co. Ltd. Class A  450 3,638
Ningxia Baofeng Energy Group Co. Ltd.
Class A  1,700 3,407
NIO, Inc. Class A * 5,370 20,330
Nongfu Spring Co. Ltd. Class H ~ 7,400 32,102
OFILM Group Co. Ltd. Class A * 800 1,351
Oppein Home Group, Inc. Class A  100 861
Orient Securities Co. Ltd. Class A  1,692 2,206
Pangang Group Vanadium Titanium &
Resources Co. Ltd. Class A * 2,100 820
PDD Holdings, Inc. ADR * 2,540 300,609
People's Insurance Co. Group of China Ltd.
Class H  34,000 17,612
PetroChina Co. Ltd. Class A  5,600 6,360
PetroChina Co. Ltd. Class H  78,000 63,239
Pharmaron Beijing Co. Ltd. Class A  350 1,300
PICC Property & Casualty Co. Ltd. Class H  26,000 48,144
Ping An Bank Co. Ltd. Class A  4,000 6,214
a Shares Value
Ping An Insurance Group Co. of China Ltd.
Class A  1,200 $ 8,550
Ping An Insurance Group Co. of China Ltd.
Class H  25,500 152,208
Piotech, Inc. Class A  73 1,591
Poly Developments & Holdings Group Co.
Ltd. Class A  2,700 3,075
Pop Mart International Group Ltd. ~ 2,000 40,421
Postal Savings Bank of China Co. Ltd.
Class A  8,700 6,254
Postal Savings Bank of China Co. Ltd.
Class H ~ 30,000 18,564
Power Construction Corp. of China Ltd.
Class A  2,500 1,653
Qifu Technology, Inc. ADR 432 19,401
Qinghai Salt Lake Industry Co. Ltd. Class A * 1,300 2,966
Range Intelligent Computing Technology
Group Co. Ltd. Class A  300 2,361
Rockchip Electronics Co. Ltd. Class A  100 2,410
Rongsheng Petrochemical Co. Ltd. Class A  2,197 2,609
SAIC Motor Corp. Ltd. Class A  1,800 3,934
Sailun Group Co. Ltd. Class A  800 1,595
Sanan Optoelectronics Co. Ltd. Class A  1,200 1,973
Sany Heavy Industry Co. Ltd. Class A  1,900 5,008
Satellite Chemical Co. Ltd. Class A  898 2,846
SDIC Capital Co. Ltd. Class A  1,400 1,367
SDIC Power Holdings Co. Ltd. Class A  1,700 3,383
Seres Group Co. Ltd. Class A  400 6,978
SF Holding Co. Ltd. Class A  1,000 5,945
SG Micro Corp. Class A  117 1,414
Shaanxi Coal Industry Co. Ltd. Class A  2,100 5,741
Shandong Gold Mining Co. Ltd. Class A  900 3,355
Shandong Gold Mining Co. Ltd. Class H ~ 2,750 6,567
Shandong Himile Mechanical Science &
Technology Co. Ltd. Class A  200 1,634
Shandong Hualu Hengsheng Chemical Co.
Ltd. Class A  510 1,556
Shandong Linglong Tyre Co. Ltd. Class A  300 736
Shandong Nanshan Aluminum Co. Ltd.
Class A  2,600 1,369
Shandong Sun Paper Industry JSC Ltd.
Class A  700 1,420
Shandong Weigao Group Medical Polymer
Co. Ltd. Class H  9,200 7,046
Shanghai Baosight Software Co. Ltd.
Class A  647 2,733
Shanghai Baosight Software Co. Ltd.
Class B  2,562 4,556
Shanghai BOCHU Electronic Technology
Corp. Ltd. Class A  50 1,259
Shanghai Electric Group Co. Ltd. Class A * 3,000 3,179
Shanghai Fosun Pharmaceutical Group Co.
Ltd. Class A  400 1,370
Shanghai International Airport Co. Ltd.
Class A  100 446
Shanghai M&G Stationery, Inc. Class A  200 843
Shanghai Pharmaceuticals Holding Co. Ltd.
Class H  3,200 4,606
Shanghai Pudong Development Bank Co.
Ltd. Class A  6,036 8,677
Shanghai Putailai New Energy Technology
Co. Ltd. Class A  539 1,365
Shanghai RAAS Blood Products Co. Ltd.
Class A  1,500 1,421

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Shanghai Rural Commercial Bank Co. Ltd.
Class A  1,900 $ 2,186
Shanghai United Imaging Healthcare Co.
Ltd. Class A  193 3,241
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd. Class A  400 1,374
Shanjin International Gold Co. Ltd. Class A  700 1,867
Shanxi Xinghuacun Fen Wine Factory Co.
Ltd. Class A  240 7,093
Shenergy Co. Ltd. Class A  1,100 1,352
Shengyi Technology Co. Ltd. Class A  600 2,271
Shennan Circuits Co. Ltd. Class A  100 1,757
Shenwan Hongyuan Group Co. Ltd. Class A  4,700 3,199
Shenzhen Energy Group Co. Ltd. Class A  500 437
Shenzhen Goodix Technology Co. Ltd.
Class A  100 1,032
Shenzhen Inovance Technology Co. Ltd.
Class A  350 3,292
Shenzhen Mindray Bio-Medical Electronics
Co. Ltd. Class A  300 9,682
Shenzhen New Industries Biomedical
Engineering Co. Ltd. Class A  200 1,603
Shenzhen Salubris Pharmaceuticals Co.
Ltd. Class A  200 906
Shenzhen Transsion Holdings Co. Ltd.
Class A  263 3,295
Shenzhou International Group Holdings Ltd. 3,100 23,310
Shijiazhuang Yiling Pharmaceutical Co. Ltd.
Class A  420 813
Sichuan Changhong Electric Co. Ltd.
Class A  1,100 1,558
Sichuan Chuantou Energy Co. Ltd. Class A  1,100 2,434
Sichuan Kelun Pharmaceutical Co. Ltd.
Class A  300 1,332
Sichuan Road & Bridge Group Co. Ltd.
Class A  1,180 1,293
Sieyuan Electric Co. Ltd. Class A  200 2,101
Silergy Corp. 1,000 11,616
Sinolink Securities Co. Ltd. Class A  1,100 1,270
Sinopharm Group Co. Ltd. Class H  4,800 11,139
Sinotruk Hong Kong Ltd. 2,500 6,790
Smoore International Holdings Ltd. ~ 7,000 11,960
SooChow Securities Co. Ltd. Class A  1,010 1,088
Southwest Securities Co. Ltd. Class A  1,500 898
Spring Airlines Co. Ltd. Class A  200 1,431
Sungrow Power Supply Co. Ltd. Class A  460 4,411
Sunny Optical Technology Group Co. Ltd. 2,700 24,925
Sunwoda Electronic Co. Ltd. Class A  500 1,529
SUPCON Technology Co. Ltd. Class A  192 1,410
Suzhou Dongshan Precision Manufacturing
Co. Ltd. Class A  400 1,814
Suzhou Maxwell Technologies Co. Ltd.
Class A  116 1,314
Suzhou TFC Optical Communication Co.
Ltd. Class A  120 1,431
TAL Education Group ADR * 1,515 20,013
TBEA Co. Ltd. Class A  1,200 1,990
TCL Technology Group Corp. Class A  4,400 2,700
TCL Zhonghuan Renewable Energy
Technology Co. Ltd. Class A  750 921
Tencent Holdings Ltd. 23,600 1,507,943
Tencent Music Entertainment Group ADR 2,755 39,700
Tianfeng Securities Co. Ltd. Class A * 2,000 1,160
Tianqi Lithium Corp. Class A  300 1,254
Tianshan Aluminum Group Co. Ltd. Class A  1,200 1,475
a Shares Value
Tianshui Huatian Technology Co. Ltd.
Class A  900 $ 1,320
Tingyi Cayman Islands Holding Corp. 8,000 13,431
Tongcheng Travel Holdings Ltd. ~ 4,800 12,906
TongFu Microelectronics Co. Ltd. Class A  400 1,485
Tongkun Group Co. Ltd. Class A  500 809
Tongling Nonferrous Metals Group Co. Ltd.
Class A  3,000 1,424
Tongwei Co. Ltd. Class A  1,100 2,904
TravelSky Technology Ltd. Class H  4,000 5,939
Trina Solar Co. Ltd. Class A  378 879
Trip.com Group Ltd. * 2,249 142,962
Tsingtao Brewery Co. Ltd. Class A  200 2,106
Tsingtao Brewery Co. Ltd. Class H  2,000 14,402
Unigroup Guoxin Microelectronics Co. Ltd.
Class A  239 2,176
Unisplendour Corp. Ltd. Class A  700 2,663
Universal Scientific Industrial Shanghai Co.
Ltd. Class A  500 1,207
Victory Giant Technology Huizhou Co. Ltd.
Class A  200 2,286
Vipshop Holdings Ltd. ADR * 1,189 18,644
Wanhua Chemical Group Co. Ltd. Class A  700 6,491
Want Want China Holdings Ltd. 17,000 10,706
Weichai Power Co. Ltd. Class A  1,700 3,857
Weichai Power Co. Ltd. Class H  7,000 14,743
Weihai Guangwei Composites Co. Ltd.
Class A  160 687
Wens Foodstuff Group Co. Ltd. Class A  1,100 2,529
Western Mining Co. Ltd. Class A  700 1,649
Western Securities Co. Ltd. Class A  1,100 1,189
Western Superconducting Technologies Co.
Ltd. Class A  150 961
Will Semiconductor Co. Ltd. Shanghai
Class A  280 5,163
Wingtech Technology Co. Ltd. Class A  300 1,353
Wintime Energy Group Co. Ltd. Class A  5,200 1,034
Wuhan Guide Infrared Co. Ltd. Class A  1,054 1,157
Wuliangye Yibin Co. Ltd. Class A  900 16,314
WUS Printed Circuit Kunshan Co. Ltd.
Class A  500 2,299
WuXi AppTec Co. Ltd. Class A  500 4,659
WuXi AppTec Co. Ltd. Class H ~ 1,240 11,074
Wuxi Biologics Cayman, Inc. * ~ 13,000 45,467
XCMG Construction Machinery Co. Ltd.
Class A  2,700 3,213
Xiamen C & D, Inc. Class A  200 285
Xiamen Tungsten Co. Ltd. Class A  400 1,068
Xiaomi Corp. Class B * ~ 60,400 382,195
Xinjiang Daqo New Energy Co. Ltd. Class A  463 1,240
Xinyi Solar Holdings Ltd. 18,081 6,987
XPeng, Inc. Class A * 4,508 46,587
Yadea Group Holdings Ltd. ~ 4,847 9,442
Yankuang Energy Group Co. Ltd. Class A  1,960 3,603
Yankuang Energy Group Co. Ltd. Class H  10,200 10,587
Yantai Jereh Oilfield Services Group Co. Ltd.
Class A  200 1,002
Yealink Network Technology Corp. Ltd.
Class A  380 2,142
Yifeng Pharmacy Chain Co. Ltd. Class A  306 1,050
Yihai Kerry Arawana Holdings Co. Ltd.
Class A  300 1,302
Yonghui Superstores Co. Ltd. Class A * 2,200 1,447

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Yonyou Network Technology Co. Ltd.
Class A * 800 $ 1,676
Youngor Fashion Co. Ltd. Class A  600 668
YTO Express Group Co. Ltd. Class A  800 1,403
Yum China Holdings, Inc. 1,387 72,207
Yunnan Aluminium Co. Ltd. Class A  800 1,920
Yunnan Baiyao Group Co. Ltd. Class A  360 2,818
Yunnan Chihong Zinc&Germanium Co. Ltd.
Class A  1,400 1,057
Yunnan Energy New Material Co. Ltd.
Class A  200 852
Yunnan Yuntianhua Co. Ltd. Class A  400 1,261
Yutong Bus Co. Ltd. Class A  500 1,831
Zangge Mining Co. Ltd. Class A  400 1,981
Zhangzhou Pientzehuang Pharmaceutical
Co. Ltd. Class A  100 2,787
Zhaojin Mining Industry Co. Ltd. Class H  5,500 10,986
Zhejiang China Commodities City Group Co.
Ltd. Class A  1,300 2,732
Zhejiang Chint Electrics Co. Ltd. Class A  500 1,627
Zhejiang Dahua Technology Co. Ltd. Class A  800 1,883
Zhejiang Dingli Machinery Co. Ltd. Class A  100 815
Zhejiang Expressway Co. Ltd. Class H  4,840 3,951
Zhejiang Huayou Cobalt Co. Ltd. Class A  475 2,237
Zhejiang Jingsheng Mechanical & Electrical
Co. Ltd. Class A  300 1,325
Zhejiang Juhua Co. Ltd. Class A  600 2,051
Zhejiang Leapmotor Technology Co. Ltd. * ~ 1,900 12,326
Zhejiang Longsheng Group Co. Ltd. Class A  800 1,037
Zhejiang NHU Co. Ltd. Class A  804 2,482
Zhejiang Sanhua Intelligent Controls Co.
Ltd. Class A  500 2,001
Zhejiang Supor Co. Ltd. Class A  100 806
Zhejiang Wanfeng Auto Wheel Co. Ltd.
Class A  500 1,217
Zhejiang Weiming Environment Protection
Co. Ltd. Class A  320 940
Zhejiang Zheneng Electric Power Co. Ltd.
Class A  2,600 2,045
Zheshang Securities Co. Ltd. Class A  1,300 2,043
Zhongji Innolight Co. Ltd. Class A  300 4,175
Zhongjin Gold Corp. Ltd. Class A  1,200 2,342
Zhongsheng Group Holdings Ltd. 3,000 5,283
Zhongtai Securities Co. Ltd. Class A  1,300 1,153
Zhuzhou CRRC Times Electric Co. Ltd.
Class A  1 7
Zhuzhou CRRC Times Electric Co. Ltd.
Class H  2,100 8,718
Zijin Mining Group Co. Ltd. Class A  4,400 11,065
Zijin Mining Group Co. Ltd. Class H  22,000 50,202
Zoomlion Heavy Industry Science &
Technology Co. Ltd. Class A  1,600 1,659
ZTE Corp. Class A  800 3,791
ZTE Corp. Class H  3,000 9,256
ZTO Express Cayman, Inc. 1,566 30,961
9,034,506
Colombia - 0.1%
spacing
Bancolombia SA 936 10,520
Interconexion Electrica SA ESP 1,640 7,490
18,010
Czech Republic - 0.2%
spacing
CEZ AS 590 29,216
a Shares Value
Komercni Banka AS 267 $ 12,944
Moneta Money Bank AS ~ 771 4,890
47,050
Egypt - 0.1%
spacing
Commercial International Bank - Egypt (CIB) 8,862 14,449
Eastern Co. SAE 5,187 3,410
Talaat Moustafa Group 2,418 2,539
20,398
Greece - 0.5%
spacing
Alpha Services & Holdings SA 8,179 19,645
Eurobank Ergasias Services & Holdings SA
Class A  9,539 25,624
Hellenic Telecommunications Organization
SA 596 9,696
Jumbo SA 420 11,514
Metlen Energy & Metals SA 400 17,628
National Bank of Greece SA 3,167 32,550
OPAP SA 645 12,814
Piraeus Financial Holdings SA 3,975 21,842
Public Power Corp. SA 697 10,466
161,779
Hong Kong - 0.1%
spacing
China Common Rich Renewable Energy
Investments Ltd. * ± Ω 122,000 –
J&T Global Express Ltd. * 9,200 6,694
Orient Overseas International Ltd. 500 7,402
Sino Biopharmaceutical Ltd. 38,000 18,374
32,470
Hungary - 0.3%
spacing
MOL Hungarian Oil & Gas PLC 1,049 8,273
OTP Bank Nyrt 834 56,113
Richter Gedeon Nyrt 524 14,433
78,819
India - 17.9%
spacing
ABB India Ltd. 206 13,295
Adani Enterprises Ltd. 591 15,938
Adani Ports & Special Economic Zone Ltd. 1,963 27,029
Adani Power Ltd. * 2,120 12,530
Alkem Laboratories Ltd. 148 8,430
Ambuja Cements Ltd. 2,229 13,968
APL Apollo Tubes Ltd. 662 11,794
Apollo Hospitals Enterprise Ltd. 357 27,572
Ashok Leyland Ltd. 5,579 13,226
Asian Paints Ltd. 1,400 38,251
Astral Ltd. 523 7,899
AU Small Finance Bank Ltd. ~ 1,411 8,782
Aurobindo Pharma Ltd. * 950 12,852
Avenue Supermarts Ltd. * ~ 591 28,181
Axis Bank Ltd. 8,334 106,904
Bajaj Auto Ltd. 249 22,858
Bajaj Finance Ltd. 1,014 105,647
Bajaj Finserv Ltd. 1,394 32,599
Bajaj Holdings & Investment Ltd. 101 14,694
Balkrishna Industries Ltd. 293 8,731
Bank of Baroda 3,825 10,176
Bharat Electronics Ltd. 13,406 46,894
Bharat Forge Ltd. 968 13,168
Bharat Heavy Electricals Ltd. 4,138 10,392

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Bharat Petroleum Corp. Ltd. 5,703 $ 18,469
Bharti Airtel Ltd. 9,355 189,123
Bosch Ltd. 27 8,936
Britannia Industries Ltd. 388 22,355
BSE Ltd. 252 16,045
Canara Bank 6,459 6,683
CG Power & Industrial Solutions Ltd. 2,316 17,204
Cholamandalam Investment & Finance Co.
Ltd. 1,526 27,020
Cipla Ltd. 1,894 31,828
Coal India Ltd. 6,866 31,832
Colgate-Palmolive India Ltd. 493 13,764
Container Corp. of India Ltd. 893 7,198
Cummins India Ltd. 517 18,352
Dabur India Ltd. 1,874 11,082
Divi's Laboratories Ltd. 436 29,379
Dixon Technologies India Ltd. ~ 133 20,399
DLF Ltd. 2,731 21,587
Dr. Reddy's Laboratories Ltd. 2,139 28,580
Eicher Motors Ltd. 501 31,254
GAIL India Ltd. 8,666 18,464
GMR Airports Ltd. * 8,984 7,905
Godrej Consumer Products Ltd. 1,463 19,785
Godrej Properties Ltd. * 559 13,815
Grasim Industries Ltd. 946 28,810
Havells India Ltd. 961 17,132
HCL Technologies Ltd. 3,469 64,264
HDFC Asset Management Co. Ltd. ~ 353 16,516
HDFC Bank Ltd. 20,668 440,563
HDFC Life Insurance Co. Ltd. ~ 3,455 27,612
Hero MotoCorp Ltd. 456 19,789
Hindalco Industries Ltd. 4,880 38,724
Hindustan Aeronautics Ltd. ~ 743 36,103
Hindustan Petroleum Corp. Ltd. 3,605 15,090
Hindustan Unilever Ltd. 2,989 78,931
Hyundai Motor India Ltd. * 611 12,207
ICICI Bank Ltd. 19,265 302,808
ICICI Lombard General Insurance Co. Ltd. ~ 878 18,380
ICICI Prudential Life Insurance Co. Ltd. ~ 1,264 8,320
IDFC First Bank Ltd. * 14,169 9,065
Indian Hotels Co. Ltd. 3,120 28,590
Indian Oil Corp. Ltd. 10,223 15,152
Indian Railway Catering & Tourism Corp.
Ltd. 910 7,711
Indus Towers Ltd. * 4,322 16,806
IndusInd Bank Ltd. 2,174 16,450
Info Edge India Ltd. 266 22,209
Infosys Ltd. 12,144 222,521
InterGlobe Aviation Ltd. * ~ 681 40,587
ITC Ltd. 10,788 51,547
Jindal Stainless Ltd. 1,194 8,078
Jindal Steel & Power Ltd. 1,441 15,250
Jio Financial Services Ltd. * 10,652 28,209
JSW Energy Ltd. 1,613 10,111
JSW Steel Ltd. 2,162 26,665
Jubilant Foodworks Ltd. 1,332 10,312
Kalyan Jewellers India Ltd. 1,579 8,581
Kotak Mahindra Bank Ltd. 3,986 100,908
Larsen & Toubro Ltd. 2,461 100,080
LTIMindtree Ltd. ~ 279 14,575
Lupin Ltd. 828 19,605
Macrotech Developers Ltd. ~ 1,110 15,487
Mahindra & Mahindra Ltd. 3,417 106,061
Mankind Pharma Ltd. * 464 13,108
a Shares Value
Marico Ltd. 1,838 $ 13,982
Maruti Suzuki India Ltd. 461 61,929
Max Healthcare Institute Ltd. 2,837 36,287
Mphasis Ltd. 389 11,330
MRF Ltd. 9 11,830
Muthoot Finance Ltd. 432 12,011
Nestle India Ltd. 1,212 31,847
NHPC Ltd. 11,182 10,674
NMDC Ltd. 11,260 9,002
NTPC Ltd. 15,824 65,789
Oberoi Realty Ltd. 476 9,065
Oil & Natural Gas Corp. Ltd. 11,782 33,859
Oil India Ltd. 1,817 8,198
Oracle Financial Services Software Ltd. 85 7,746
Page Industries Ltd. 23 11,463
PB Fintech Ltd. * 1,276 23,564
Persistent Systems Ltd. 403 25,863
Petronet LNG Ltd. 2,735 9,368
Phoenix Mills Ltd. 724 13,873
PI Industries Ltd. 279 11,156
Pidilite Industries Ltd. 559 18,602
Polycab India Ltd. 203 12,169
Power Finance Corp. Ltd. 5,428 26,117
Power Grid Corp. of India Ltd. 16,896 57,179
Prestige Estates Projects Ltd. 646 8,923
Punjab National Bank 8,873 9,920
Rail Vikas Nigam Ltd. ~ 1,993 8,123
REC Ltd. 4,833 24,092
Reliance Industries Ltd. 22,292 331,422
Samvardhana Motherson International Ltd. 11,908 18,081
SBI Cards & Payment Services Ltd. 1,000 10,279
SBI Life Insurance Co. Ltd. ~ 1,624 29,293
Shree Cement Ltd. 32 11,380
Shriram Finance Ltd. 5,126 39,146
Siemens Ltd. 330 20,251
Solar Industries India Ltd. 99 12,942
Sona Blw Precision Forgings Ltd. ~ 1,633 8,756
SRF Ltd. 487 16,701
State Bank of India 6,475 58,215
Sun Pharmaceutical Industries Ltd. 3,498 70,886
Sundaram Finance Ltd. 241 12,863
Supreme Industries Ltd. 247 9,849
Suzlon Energy Ltd. * 35,912 23,620
Tata Communications Ltd. 410 7,535
Tata Consultancy Services Ltd. 3,298 138,736
Tata Consumer Products Ltd. 2,149 25,083
Tata Elxsi Ltd. 129 7,838
Tata Motors Ltd. 7,469 58,562
Tata Power Co. Ltd. 5,740 25,068
Tata Steel Ltd. 26,771 47,824
Tech Mahindra Ltd. 1,975 32,576
Thermax Ltd. 161 6,860
Titan Co. Ltd. 1,295 46,215
Torrent Pharmaceuticals Ltd. 423 15,921
Torrent Power Ltd. 645 11,145
Trent Ltd. 665 41,223
Tube Investments of India Ltd. 394 12,701
TVS Motor Co. Ltd. 880 24,807
UltraTech Cement Ltd. 422 56,603
Union Bank of India Ltd. 5,790 8,483
United Spirits Ltd. 1,065 17,426
UPL Ltd. * 717 3,632
UPL Ltd. 1,637 12,157
Varun Beverages Ltd. 4,965 31,242

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Vedanta Ltd. 4,945 $ 26,647
Vodafone Idea Ltd. * 90,869 7,188
Voltas Ltd. 849 14,444
Wipro Ltd. 9,585 29,235
Yes Bank Ltd. * 53,728 10,561
Zomato Ltd. * 26,609 62,507
Zydus Lifesciences Ltd. 926 9,578
5,305,228
Indonesia - 1.2%
spacing
Alamtri Resources Indonesia Tbk. PT 51,800 5,754
Amman Mineral Internasional PT * 24,300 7,848
Astra International Tbk. PT 71,600 21,190
Bank Central Asia Tbk. PT 202,400 103,889
Bank Mandiri Persero Tbk. PT * 136,600 42,406
Bank Negara Indonesia Persero Tbk. PT * 54,700 13,874
Bank Rakyat Indonesia Persero Tbk. PT 249,397 60,287
Barito Pacific Tbk. PT 85,788 3,650
Chandra Asri Pacific Tbk. PT 28,600 12,435
Charoen Pokphand Indonesia Tbk. PT 26,200 6,929
GoTo Gojek Tokopedia Tbk. PT * 3,274,800 16,286
Indofood CBP Sukses Makmur Tbk. PT 8,100 4,977
Indofood Sukses Makmur Tbk. PT 15,200 6,512
Kalbe Farma Tbk. PT 81,400 5,579
Sumber Alfaria Trijaya Tbk. PT 68,800 8,516
Telkom Indonesia Persero Tbk. PT 180,700 26,243
United Tractors Tbk. PT 5,200 7,371
353,746
Kuwait - 0.8%
spacing
Boubyan Bank KSCP 5,503 12,227
Gulf Bank KSCP 7,417 8,540
Kuwait Finance House KSCP 37,132 95,491
Mabanee Co. KPSC * 2,398 6,414
Mobile Telecommunications Co. KSCP 7,224 11,236
National Bank of Kuwait SAKP 28,804 97,766
231,674
Luxembourg - 0.1%
spacing
Reinet Investments SCA 462 11,218
Zabka Group SA * 1,095 5,849
17,067
Malaysia - 1.3%
spacing
AMMB Holdings Bhd. 9,600 12,135
Axiata Group Bhd. 9,500 3,844
CelcomDigi Bhd. 13,000 10,210
CIMB Group Holdings Bhd. 29,920 47,406
Gamuda Bhd. 17,354 16,521
Genting Bhd. 7,800 5,734
Hong Leong Bank Bhd. 2,300 10,466
IHH Healthcare Bhd. 7,300 11,384
IOI Corp. Bhd. 8,500 6,997
Kuala Lumpur Kepong Bhd. 1,638 7,641
Malayan Banking Bhd. 19,488 44,493
Maxis Bhd. 9,000 6,889
MISC Bhd. 4,800 7,765
Mr. DIY Group M Bhd. ~ 12,750 4,064
Nestle Malaysia Bhd. 300 5,031
Petronas Chemicals Group Bhd. 10,800 8,846
Petronas Dagangan Bhd. 1,100 4,537
Petronas Gas Bhd. 3,100 11,792
PPB Group Bhd. 2,300 5,970
a Shares Value
Press Metal Aluminium Holdings Bhd. 13,700 $ 15,607
Public Bank Bhd. 53,100 52,999
QL Resources Bhd. 5,350 5,641
RHB Bank Bhd. 5,278 8,136
SD Guthrie Bhd. 7,602 8,419
Sime Darby Bhd. 10,000 4,995
Sunway Bhd. 9,700 9,949
Telekom Malaysia Bhd. 4,081 6,036
Tenaga Nasional Bhd. 10,600 32,018
YTL Corp. Bhd. 12,500 5,665
YTL Power International Bhd. 9,300 7,021
388,211
Mexico - 1.9%
spacing
Alfa SAB de CV Class A * 13,562 10,583
America Movil SAB de CV 67,100 47,806
Arca Continental SAB de CV 1,900 19,867
Cemex SAB de CV 55,800 31,493
Coca-Cola Femsa SAB de CV 1,910 17,459
Fibra Uno Administracion SA de CV REIT 10,100 11,800
Fomento Economico Mexicano SAB de CV 6,400 62,494
Gruma SAB de CV Class B  655 11,827
Grupo Aeroportuario del Centro Norte SAB
de CV 1,100 10,812
Grupo Aeroportuario del Pacifico SAB de
CV Class B  1,430 26,441
Grupo Aeroportuario del Sureste SAB de
CV Class B  670 18,342
Grupo Bimbo SAB de CV 4,800 13,050
Grupo Carso SAB de CV Class Series A1  2,100 12,342
Grupo Comercial Chedraui SA de CV 1,100 6,207
Grupo Financiero Banorte SAB de CV
Class O  9,600 66,580
Grupo Financiero Inbursa SAB de CV
Class O * 6,900 15,506
Grupo Mexico SAB de CV 11,300 56,499
Industrias Penoles SAB de CV * 700 12,988
Kimberly-Clark de Mexico SAB de CV
Class A  5,300 8,689
Prologis Property Mexico SA de CV REIT 3,819 12,220
Promotora y Operadora de Infraestructura
SAB de CV 720 7,272
Qualitas Controladora SAB de CV 800 6,952
Southern Copper Corp. 327 30,561
Wal-Mart de Mexico SAB de CV 19,200 52,878
570,668
Peru - 0.2%
spacing
Cia de Minas Buenaventura SAA ADR 616 9,628
Credicorp Ltd. 251 46,726
56,354
Philippines - 0.5%
spacing
Ayala Corp. 900 9,316
Ayala Land, Inc. 24,700 9,956
Bank of the Philippine Islands 7,821 18,041
BDO Unibank, Inc. 8,662 23,205
International Container Terminal Services,
Inc. 3,710 23,015
Jollibee Foods Corp. 1,650 6,920
Manila Electric Co. 1,040 9,996
Metropolitan Bank & Trust Co. 6,740 8,612
PLDT, Inc. 275 6,103
SM Investments Corp. 810 11,173

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
SM Prime Holdings, Inc. 37,200 $ 15,633
141,970
Poland - 1.0%
spacing
Allegro.eu SA * ~ 2,156 17,490
Bank Polska Kasa Opieki SA 678 30,995
CD Projekt SA 242 13,299
Dino Polska SA * ~ 179 20,893
KGHM Polska Miedz SA 519 16,966
LPP SA 4 18,252
mBank SA * 55 11,560
ORLEN SA 2,141 37,711
PGE Polska Grupa Energetyczna SA * 3,141 6,463
Powszechna Kasa Oszczednosci Bank
Polski SA 3,200 62,482
Powszechny Zaklad Ubezpieczen SA 2,153 31,280
Santander Bank Polska SA 150 21,599
288,990
Qatar - 0.7%
spacing
Al Rayan Bank 21,809 13,477
Barwa Real Estate Co. 6,792 4,925
Commercial Bank PSQC 11,694 13,402
Dukhan Bank 7,264 7,046
Industries Qatar QSC 5,422 19,195
Mesaieed Petrochemical Holding Co. 21,889 8,633
Ooredoo QPSC 2,838 9,198
Qatar Electricity & Water Co. QSC 1,562 6,384
Qatar Fuel QSC 1,944 7,929
Qatar Gas Transport Co. Ltd. 10,298 13,194
Qatar International Islamic Bank QSC 3,626 10,158
Qatar Islamic Bank QPSC 6,450 36,385
Qatar National Bank QPSC 16,776 73,938
223,864
Romania - 0.0%
spacing
NEPI Rockcastle NV 2,208 15,959
Russia - 0.0%
spacing
Alrosa PJSC * ± Ω 104,260 –
Gazprom PJSC * ± Ω 58,020 –
Gazprom PJSC ADR (LI) * ± Ω 194,171 –
Gazprom PJSC ADR (OTC) * ± Ω 8,195 –
GMK Norilskiy Nickel PAO * ± Ω 29,800 –
Inter RAO UES PJSC * ± Ω 1,499,500 –
LUKOIL PJSC * ± Ω 2,583 –
LUKOIL PJSC ADR (SEAQ) * ± Ω 13,502 –
MMC Norilsk Nickel PJSC ADR * ± Ω 21,092 –
Moscow Exchange MICEX-RTS PJSC * ± Ω 58,150 –
Novatek PJSC GDR (LI) * ~ ± Ω 3,114 –
Novatek PJSC GDR (OTC) * ~ ± Ω 123 –
Novolipetsk Steel PJSC * ± Ω 4,620 –
Novolipetsk Steel PJSC GDR * ± Ω 5,165 –
Novolipetsk Steel PJSC GDR * ~ ± Ω 312 –
PhosAgro PJSC * ± Ω 34 –
PhosAgro PJSC GDR (LI) * ~ ± Ω 5,005 –
Polyus PJSC * ± Ω 2,410 –
Polyus PJSC GDR * ~ ± Ω 262 –
Polyus PJSC ADR * ± Ω 2,028 –
Rosneft Oil Co. PJSC * ± Ω 3,660 –
Rosneft Oil Co. PJSC GDR * ~ ± Ω 41,896 –
Sberbank of Russia PJSC * ± Ω 41,510 –
Sberbank of Russia PJSC ADR (OTC) * ± Ω 2,527 –
a Shares Value
Sberbank of Russia PJSC ADR (SEAQ)
* ± Ω 92,176 $ –
Severstal PAO * ± Ω 812 –
Severstal PAO GDR * ~ ± Ω 7,476 –
Surgutneftegas PJSC ADR (LI) * ± Ω 49,470 –
Tatneft PJSC * ± Ω 9,037 –
Tatneft PJSC ADR * ± Ω 7,942 –
United Co. RUSAL International PJSC * ± Ω 114,970 –
VK IPJSC GDR * ~ ± Ω 4,153 –
VTB Bank PJSC * ± Ω 4,200 –
VTB Bank PJSC GDR * ~ ± Ω 57,906 –
–
Saudi Arabia - 3.9%
spacing
ACWA Power Co. 540 49,094
Ades Holding Co. 1,152 4,993
Al Rajhi Bank 7,160 194,360
Al Rajhi Co. for Co-operative Insurance * 153 5,738
Alinma Bank 4,496 36,701
Almarai Co. JSC 1,773 26,192
Arab National Bank 3,269 20,063
Arabian Internet & Communications
Services Co. 87 7,008
Bank Al-Jazira * 1,880 8,738
Bank AlBilad 2,271 22,357
Banque Saudi Fransi 4,409 21,786
Bupa Arabia for Cooperative Insurance Co. 303 14,265
Co. for Cooperative Insurance 272 10,353
Dallah Healthcare Co. 131 4,421
Dar Al Arkan Real Estate Development Co. * 1,923 10,946
Dr. Sulaiman Al Habib Medical Services
Group Co. 315 23,396
Elm Co. 88 22,756
Etihad Etisalat Co. 1,379 22,425
Jarir Marketing Co. 1,816 6,272
Mouwasat Medical Services Co. 367 7,341
Nahdi Medical Co. 120 3,680
Riyad Bank 5,370 47,089
SABIC Agri-Nutrients Co. 868 24,499
Sahara International Petrochemical Co. 1,356 7,510
SAL Saudi Logistics Services 95 4,982
Saudi Arabian Mining Co. * 4,873 59,798
Saudi Arabian Oil Co. ~ 21,297 151,715
Saudi Aramco Base Oil Co. 200 5,594
Saudi Awwal Bank 3,697 36,930
Saudi Basic Industries Corp. 3,274 55,598
Saudi Electricity Co. 2,920 12,398
Saudi Industrial Investment Group 1,429 5,913
Saudi Investment Bank 2,301 8,959
Saudi Kayan Petrochemical Co. * 2,426 3,950
Saudi National Bank 10,705 102,012
Saudi Research & Media Group * 139 6,387
Saudi Tadawul Group Holding Co. 179 9,730
Saudi Telecom Co. 7,239 87,518
Yanbu National Petrochemical Co. 1,040 9,588
1,163,055
South Africa - 2.8%
spacing
Absa Group Ltd. 3,120 30,118
Anglo American Platinum Ltd. 344 13,835
Aspen Pharmacare Holdings Ltd. 1,377 12,297
Bid Corp. Ltd. 1,228 29,433
Bidvest Group Ltd. 1,245 15,991
Capitec Bank Holdings Ltd. 319 54,256

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Clicks Group Ltd. 858 $ 15,851
Discovery Ltd. 1,961 21,337
FirstRand Ltd. 18,486 72,647
Gold Fields Ltd. 3,279 72,445
Harmony Gold Mining Co. Ltd. 2,110 30,900
Impala Platinum Holdings Ltd. * 3,320 22,856
Kumba Iron Ore Ltd. 241 4,102
MTN Group Ltd. 6,232 41,885
Naspers Ltd. Class N  620 153,754
Nedbank Group Ltd. 1,717 24,090
Old Mutual Ltd. 17,596 11,420
OUTsurance Group Ltd. 3,052 11,602
Pepkor Holdings Ltd. ~ 8,717 12,138
Remgro Ltd. 1,857 16,069
Sanlam Ltd. 6,463 29,169
Sasol Ltd. * 2,164 9,067
Shoprite Holdings Ltd. 1,802 26,874
Standard Bank Group Ltd. 4,832 63,137
Vodacom Group Ltd. 2,291 15,738
Woolworths Holdings Ltd. 3,343 9,299
820,310
South Korea - 8.4%
spacing
Alteogen, Inc. * 147 35,933
Amorepacific Corp. 109 7,551
Celltrion, Inc. 573 66,190
CJ CheilJedang Corp. 29 4,872
Coway Co. Ltd. 202 11,128
DB Insurance Co. Ltd. 167 10,088
Doosan Bobcat, Inc. 208 7,103
Doosan Enerbility Co. Ltd. * 1,670 26,814
Ecopro BM Co. Ltd. * 185 12,211
Ecopro Co. Ltd. 385 13,094
Ecopro Materials Co. Ltd. * 97 3,851
Hana Financial Group, Inc. 1,042 42,545
Hanjin Kal Corp. 84 4,650
Hankook Tire & Technology Co. Ltd. 271 7,297
Hanmi Semiconductor Co. Ltd. 171 8,176
Hanwha Aerospace Co. Ltd. 117 50,273
Hanwha Ocean Co. Ltd. * 340 15,646
HD Hyundai Co. Ltd. 167 8,258
HD Hyundai Electric Co. Ltd. 87 17,755
HD Hyundai Heavy Industries Co. Ltd. 82 15,682
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 157 21,620
HLB, Inc. * 437 16,428
HMM Co. Ltd. 959 12,806
HYBE Co. Ltd. 83 13,336
Hyundai Glovis Co. Ltd. 139 10,687
Hyundai Mobis Co. Ltd. 222 39,506
Hyundai Motor Co. 498 67,265
Hyundai Rotem Co. Ltd. 281 20,209
Industrial Bank of Korea 885 8,587
Kakao Corp. 1,136 30,284
KakaoBank Corp. 611 9,227
KB Financial Group, Inc. 1,364 73,934
Kia Corp. 873 55,216
Korea Aerospace Industries Ltd. 267 13,715
Korea Electric Power Corp. 919 13,563
Korea Investment Holdings Co. Ltd. 150 7,501
Korea Zinc Co. Ltd. 15 7,943
Korean Air Lines Co. Ltd. 649 9,448
Krafton, Inc. * 105 24,012
KT&G Corp. 342 23,523
a Shares Value
LG Chem Ltd. 183 $ 30,774
LG Corp. 315 13,893
LG Display Co. Ltd. * 1,162 7,003
LG Electronics, Inc. 381 20,097
LG Energy Solution Ltd. * 173 39,626
LG H&H Co. Ltd. 33 7,030
LG Innotek Co. Ltd. 55 6,044
LG Uplus Corp. 696 4,871
LS Electric Co. Ltd. 57 6,978
Meritz Financial Group, Inc. 349 29,176
Mirae Asset Securities Co. Ltd. 788 4,942
NAVER Corp. 522 68,217
NCSoft Corp. 49 4,991
NH Investment & Securities Co. Ltd. 500 4,797
Orion Corp. 84 6,746
Posco DX Co. Ltd. 7 117
POSCO Future M Co. Ltd. * 118 9,747
POSCO Holdings, Inc. 256 48,821
Posco International Corp. 191 6,439
S-Oil Corp. 160 6,109
Samsung Biologics Co. Ltd. * ~ 65 45,111
Samsung C&T Corp. 325 25,960
Samsung Electro-Mechanics Co. Ltd. 219 19,398
Samsung Electronics Co. Ltd. 17,499 693,756
Samsung Fire & Marine Insurance Co. Ltd. 112 27,333
Samsung Heavy Industries Co. Ltd. * 2,442 22,526
Samsung Life Insurance Co. Ltd. 294 16,620
Samsung SDI Co. Ltd. 210 27,139
Samsung SDS Co. Ltd. 155 12,274
Shinhan Financial Group Co. Ltd. 1,559 49,892
SK Biopharmaceuticals Co. Ltd. * 118 8,048
SK Hynix, Inc. 2,014 268,478
SK Innovation Co. Ltd. * 252 19,388
SK Square Co. Ltd. * 347 22,228
SK Telecom Co. Ltd. 186 7,006
SK, Inc. 131 11,596
SKC Co. Ltd. * 72 5,110
Woori Financial Group, Inc. 2,271 25,646
Yuhan Corp. 208 15,563
2,497,417
Taiwan - 16.4%
spacing
Accton Technology Corp. 2,000 35,434
Acer, Inc. 11,000 11,871
Advantech Co. Ltd. 1,898 21,687
ASE Technology Holding Co. Ltd. 13,000 57,131
Asia Cement Corp. 9,000 12,719
Asia Vital Components Co. Ltd. 1,000 14,160
Asustek Computer, Inc. 3,000 55,818
AUO Corp. 23,400 9,581
Catcher Technology Co. Ltd. 2,000 12,744
Cathay Financial Holding Co. Ltd. 35,202 65,688
Chailease Holding Co. Ltd. 5,454 19,287
Chang Hwa Commercial Bank Ltd. 23,516 12,646
Cheng Shin Rubber Industry Co. Ltd. 7,000 10,640
China Airlines Ltd. 11,000 7,519
China Steel Corp. 44,000 29,827
Chunghwa Telecom Co. Ltd. 14,000 54,388
Compal Electronics, Inc. 16,000 15,553
CTBC Financial Holding Co. Ltd. 63,000 75,747
Delta Electronics, Inc. 7,000 77,422
E Ink Holdings, Inc. 3,000 24,422
E.Sun Financial Holding Co. Ltd. 53,927 47,142
Eclat Textile Co. Ltd. 1,000 13,442

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Elite Material Co. Ltd. 1,000 $ 16,749
Eva Airways Corp. 10,000 12,304
Evergreen Marine Corp. Taiwan Ltd. 4,000 26,819
Far Eastern New Century Corp. 11,000 10,984
Far EasTone Telecommunications Co. Ltd. 7,000 19,501
Feng TAY Enterprise Co. Ltd. 2,080 7,549
First Financial Holding Co. Ltd. 43,192 35,440
Formosa Chemicals & Fibre Corp. 13,000 10,299
Formosa Plastics Corp. 16,000 17,779
Fortune Electric Co. Ltd. 200 2,757
Fubon Financial Holding Co. Ltd. 30,072 78,195
Gigabyte Technology Co. Ltd. 2,000 14,876
Globalwafers Co. Ltd. 1,000 9,712
Hon Hai Precision Industry Co. Ltd. 47,000 212,007
Hotai Motor Co. Ltd. 1,120 20,518
Hua Nan Financial Holdings Co. Ltd. 34,539 29,205
Innolux Corp. 28,063 12,909
International Games System Co. Ltd. 1,000 23,544
Inventec Corp. 11,000 14,247
KGI Financial Holding Co. Ltd. 60,214 31,445
Lite-On Technology Corp. 8,000 22,218
MediaTek, Inc. 6,000 258,603
Mega Financial Holding Co. Ltd. 44,194 53,569
Micro-Star International Co. Ltd. 3,000 14,814
Nan Ya Plastics Corp. 20,000 18,222
Nien Made Enterprise Co. Ltd. 1,000 12,005
Novatek Microelectronics Corp. 2,000 33,248
Pegatron Corp. 8,000 20,446
PharmaEssentia Corp. * 1,000 15,771
Pou Chen Corp. 8,000 8,578
President Chain Store Corp. 2,000 15,150
Quanta Computer, Inc. 10,000 69,576
Realtek Semiconductor Corp. 2,000 31,885
Ruentex Development Co. Ltd. 5,900 6,297
Shanghai Commercial & Savings Bank Ltd. 15,178 20,758
Shin Kong Financial Holding Co. Ltd. * 54,812 20,230
SinoPac Financial Holdings Co. Ltd. 42,207 28,631
Synnex Technology International Corp. 5,000 10,828
Taishin Financial Holding Co. Ltd. 44,919 23,424
Taiwan Business Bank 26,408 11,700
Taiwan Cooperative Financial Holding Co.
Ltd. 41,313 30,138
Taiwan High Speed Rail Corp. 7,000 5,650
Taiwan Mobile Co. Ltd. 7,000 24,633
Taiwan Semiconductor Manufacturing Co.
Ltd. 90,000 2,534,668
TCC Group Holdings Co. Ltd. 26,493 25,707
Uni-President Enterprises Corp. 18,000 43,895
Unimicron Technology Corp. 5,000 14,243
United Microelectronics Corp. 45,000 62,920
Vanguard International Semiconductor Corp. 4,098 11,666
Wan Hai Lines Ltd. 2,500 5,958
Wistron Corp. 11,000 32,247
WPG Holdings Ltd. 6,000 11,332
Yageo Corp. 1,461 21,518
Yang Ming Marine Transport Corp. 7,000 15,836
Yuanta Financial Holding Co. Ltd. 39,589 40,575
Zhen Ding Technology Holding Ltd. 3,000 9,516
4,878,162
Thailand - 1.2%
spacing
Advanced Info Service PCL 4,300 34,967
Airports of Thailand PCL 17,200 19,221
Bangkok Dusit Medical Services PCL 39,100 25,146
a Shares Value
Bangkok Expressway & Metro PCL 25,600 $ 4,090
Bumrungrad Hospital PCL 2,300 11,178
Central Pattana PCL 8,100 11,273
Central Retail Corp. PCL 7,100 5,253
Charoen Pokphand Foods PCL 12,400 8,725
CP ALL PCL 20,800 30,427
CP Axtra PCL 7,277 5,612
Delta Electronics Thailand PCL NVDR 11,800 23,243
Gulf Energy Development PCL ± 11,900 17,536
Home Product Center PCL 21,300 5,413
Intouch Holdings PCL ± 3,800 9,155
JMT Network Services PCL 100 38
Kasikornbank PCL NVDR 2,000 9,556
Krung Thai Bank PCL 11,900 8,486
Krungthai Card PCL 3,700 4,988
Minor International PCL 11,490 8,960
PTT Exploration & Production PCL 5,200 17,911
PTT Oil & Retail Business PCL 11,500 4,018
PTT PCL 39,100 36,927
SCB X PCL 1,250 4,543
SCB X PCL NVDR 1,300 4,725
Siam Cement PCL 2,800 12,918
Thai Union Group PCL 700 226
TMBThanachart Bank PCL 101,000 5,852
True Corp. PCL * 37,074 12,839
343,226
Turkey - 0.5%
spacing
Akbank TAS 11,436 15,746
Aselsan Elektronik Sanayi Ve Ticaret AS 4,933 15,587
BIM Birlesik Magazalar AS 1,690 20,408
Coca-Cola Icecek AS 3,003 4,231
Eregli Demir ve Celik Fabrikalari TAS 12,744 7,562
Ford Otomotiv Sanayi AS 248 6,921
Haci Omer Sabanci Holding AS 3,903 8,638
KOC Holding AS 2,800 12,083
Pegasus Hava Tasimaciligi AS * 861 5,848
Sasa Polyester Sanayi AS * 41,915 4,129
Turk Hava Yollari AO * 2,005 16,421
Turkcell Iletisim Hizmetleri AS 4,515 11,394
Turkiye Is Bankasi AS Class C  31,605 10,209
Turkiye Petrol Rafinerileri AS 3,528 12,830
Turkiye Sise ve Cam Fabrikalari AS 4,537 4,609
Yapi ve Kredi Bankasi AS 12,518 7,933
164,549
United Arab Emirates - 1.4%
spacing
Abu Dhabi Commercial Bank PJSC 10,860 32,185
Abu Dhabi Islamic Bank PJSC 5,305 23,167
Abu Dhabi National Oil Co. for Distribution
PJSC 10,612 9,813
ADNOC Drilling Co. PJSC 12,350 17,282
Aldar Properties PJSC 14,144 32,300
Americana Restaurants International PLC -
Foreign Co. 11,149 6,465
Dubai Islamic Bank PJSC 10,642 20,714
Emaar Development PJSC 3,722 12,357
Emaar Properties PJSC 24,261 87,862
Emirates NBD Bank PJSC 6,950 38,222
Emirates Telecommunications Group Co.
PJSC 12,571 57,841
First Abu Dhabi Bank PJSC 16,184 60,894

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, open futures contracts outstanding were as follows:
a Shares Value
Multiply Group PJSC * 12,997 $ 5,862
404,964
United Kingdom - 0.2%
spacing
Anglogold Ashanti PLC 1,847 69,330
United States - 0.1%
spacing
JBS SA 2,800 20,171
Legend Biotech Corp. ADR * 273 9,263
29,434
Total Common Stocks
    (Cost $35,781,446) 28,395,072
Principal
Amount
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bills - 0.1%
4.324% due 05/29/25 ‡ $ 37,000 36,748
Total Short-Term Investments
(Cost $36,749) 36,748
TOTAL INVESTMENTS - 97.4%
(Cost $36,358,895) 28,915,035
DERIVATIVES - (0.1%) (36,353)
OTHER ASSETS & LIABILITIES, NET - 2.7% 803,621
NET ASSETS - 100.0% $ 29,682,303
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI Emerging Markets Index 06/25 20 $ 1,147,153 $ 1,110,800 ( $ 36,353 )
a

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 158 $ 158 $ – $ –
Preferred Stocks
Brazil 326,671 326,671 – –
Chile 21,186 – 21,186 –
Colombia 16,868 16,868 – –
South Korea 118,332 – 118,332 –
Total Preferred Stocks 483,057 343,539 139,518 –
Common Stocks
Brazil 923,144 923,144 – –
Chile 114,718 56,416 58,302 –
China 9,034,506 602,043 8,432,463 –
Colombia 18,010 18,010 – –
Czech Republic 47,050 34,106 12,944 –
Egypt 20,398 20,398 – –
Greece 161,779 – 161,779 –
Hong Kong 32,470 – 32,470 –
Hungary 78,819 14,433 64,386 –
India 5,305,228 15,839 5,289,389 –
Indonesia 353,746 126,880 226,866 –
Kuwait 231,674 6,414 225,260 –
Luxembourg 17,067 17,067 – –
Malaysia 388,211 38,953 349,258 –
Mexico 570,668 570,668 – –
Peru 56,354 56,354 – –
Philippines 141,970 63,136 78,834 –
Poland 288,990 – 288,990 –
Qatar 223,864 78,029 145,835 –
Romania 15,959 15,959 – –
Saudi Arabia 1,163,055 230,379 932,676 –
South Africa 820,310 268,732 551,578 –
South Korea 2,497,417 – 2,497,417 –
Taiwan 4,878,162 – 4,878,162 –
Thailand 343,226 – 316,535 26,691
Turkey 164,549 77,340 87,209 –
United Arab Emirates 404,964 203,871 201,093 –
United Kingdom 69,330 – 69,330 –
United States 29,434 29,434 – –
Total Common Stocks 28,395,072 3,467,605 24,900,776 26,691
Short-Term Investments 36,748 – 36,748 –
Total Assets 28,915,035 3,811,302 25,077,042 26,691
Liabilities Derivatives:
Equity Contracts
Futures (36,353) (36,353) – –
Total Liabilities (36,353) (36,353) – –
Total $ 28,878,682 $ 3,774,949 $ 25,077,042 $ 26,691

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc. Exercise @
$1.00 Exp 03/31/40 * 828 $ –
Total Warrants
    (Cost $0) –
PREFERRED STOCKS - 0.3%
Germany - 0.3%
spacing
Bayerische Motoren Werke AG 2,708 204,287
Dr. Ing hc F Porsche AG ~ 5,509 275,906
Henkel AG & Co. KGaA 8,188 651,496
Sartorius AG 1,268 295,596
Volkswagen AG 9,976 1,017,933
2,445,218
Total Preferred Stocks
    (Cost $3,667,434) 2,445,218
COMMON STOCKS - 96.6%
Australia - 5.5%
spacing
ANZ Group Holdings Ltd. 144,148 2,639,216
Aristocrat Leisure Ltd. 27,314 1,104,663
BHP Group Ltd. 245,460 5,955,630
Commonwealth Bank of Australia 80,957 7,698,511
Fortescue Ltd. 81,923 792,935
Glencore PLC * 501,699 1,836,282
Goodman Group REIT 98,254 1,763,328
Macquarie Group Ltd. 17,516 2,179,806
National Australia Bank Ltd. 148,775 3,199,954
Rio Tinto Ltd. 17,958 1,303,029
Rio Tinto PLC 54,551 3,273,615
Telstra Group Ltd. 195,639 516,836
Transurban Group >> 150,164 1,264,784
Wesfarmers Ltd. 54,897 2,488,698
Westpac Banking Corp. 166,065 3,309,252
WiseTech Global Ltd. 8,899 458,904
Woodside Energy Group Ltd. 91,856 1,334,477
Woolworths Group Ltd. 59,097 1,097,274
42,217,194
Austria - 0.0%
spacing
Verbund AG 3,294 233,120
Belgium - 0.6%
spacing
Anheuser-Busch InBev SA 43,472 2,672,720
KBC Group NV 11,110 1,012,605
UCB SA 6,116 1,076,811
4,762,136
Brazil - 0.2%
spacing
Wheaton Precious Metals Corp. 21,947 1,703,083
Canada - 10.8%
spacing
Agnico Eagle Mines Ltd. 24,262 2,628,601
Alimentation Couche-Tard, Inc. 36,692 1,809,549
Bank of Montreal 35,313 3,372,164
Bank of Nova Scotia 60,202 2,854,371
Barrick Gold Corp. (0R22 LI) 13,874 270,184
a Shares Value
Barrick Gold Corp. (ABX CN) 69,678 $ 1,352,839
BCE, Inc. 3,531 81,046
Brookfield Corp. 66,232 3,466,128
Canadian Imperial Bank of Commerce 45,622 2,566,346
Canadian National Railway Co. 25,857 2,516,253
Canadian Natural Resources Ltd. (TSE) 102,069 3,140,694
Canadian Pacific Kansas City Ltd. 45,152 3,168,688
Cenovus Energy, Inc. 66,275 921,094
CGI, Inc. 9,832 981,526
Constellation Software, Inc. 974 3,084,589
Dollarama, Inc. 13,455 1,438,765
Enbridge, Inc. 105,363 4,663,194
Fairfax Financial Holdings Ltd. 976 1,410,600
Fortis, Inc. 24,058 1,095,863
Franco-Nevada Corp. 9,312 1,464,567
George Weston Ltd. 2,834 483,142
Great-West Lifeco, Inc. 13,528 530,008
Hydro One Ltd. ~ 15,949 536,307
Imperial Oil Ltd. 8,619 622,595
Intact Financial Corp. 8,629 1,762,977
Loblaw Cos. Ltd. 7,298 1,022,699
Manulife Financial Corp. 83,631 2,605,896
National Bank of Canada 19,028 1,570,450
Nutrien Ltd. 23,758 1,179,109
Pembina Pipeline Corp. 28,084 1,123,321
Restaurant Brands International, Inc. 14,877 991,731
Royal Bank of Canada 68,426 7,707,762
Shopify, Inc. Class A * 58,673 5,581,692
Sun Life Financial, Inc. 27,858 1,594,375
Suncor Energy, Inc. 60,815 2,354,756
TC Energy Corp. 50,208 2,371,103
Teck Resources Ltd. Class B  22,921 834,939
TELUS Corp. * 2,600 37,291
TELUS Corp. 21,352 306,247
Thomson Reuters Corp. 7,618 1,314,602
Toronto-Dominion Bank 84,673 5,073,731
81,891,794
China - 0.5%
spacing
BOC Hong Kong Holdings Ltd. 179,006 724,781
Prosus NV 66,180 3,074,665
3,799,446
Denmark - 2.0%
spacing
AP Moller - Maersk AS Class A  142 243,247
AP Moller - Maersk AS Class B  220 382,894
Coloplast AS Class B  6,101 639,895
DSV AS 9,887 1,911,959
Novo Nordisk AS Class B  155,804 10,653,612
Novonesis (Novozymes) B 17,047 992,587
Orsted AS * ~ 8,135 355,264
15,179,458
Finland - 0.7%
spacing
Kone OYJ Class B  16,443 907,253
Nokia OYJ (OMXH) 257,634 1,356,904
Nordea Bank Abp 152,502 1,950,568
Sampo OYJ Class A  117,131 1,122,486
5,337,211
France - 9.5%
spacing
Air Liquide SA 27,975 5,313,713
Airbus SE 28,746 5,061,757

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
AXA SA 85,716 $ 3,662,279
BNP Paribas SA 49,235 4,115,028
Capgemini SE 7,460 1,120,925
Cie de Saint-Gobain SA 21,728 2,164,473
Cie Generale des Etablissements Michelin
SCA 32,435 1,139,978
Credit Agricole SA 51,491 937,499
Danone SA 31,231 2,388,710
Dassault Systemes SE 32,375 1,232,603
Engie SA 88,359 1,721,747
EssilorLuxottica SA 14,386 4,145,592
Hermes International SCA 1,532 4,030,873
Kering SA 3,601 749,153
Legrand SA 12,687 1,343,597
L'Oreal SA 11,632 4,323,529
LVMH Moet Hennessy Louis Vuitton SE 13,313 8,244,450
Orange SA 90,080 1,166,908
Pernod Ricard SA 9,763 964,512
Safran SA 17,420 4,586,395
Sartorius Stedim Biotech 1,413 279,939
Societe Generale SA 34,845 1,571,993
Thales SA 4,483 1,191,677
TotalEnergies SE 104,393 6,726,347
Veolia Environnement SA 34,039 1,170,662
Vinci SA 23,925 3,015,988
72,370,327
Germany - 8.8%
spacing
adidas AG 8,273 1,951,273
Allianz SE 18,682 7,149,780
BASF SE 43,178 2,164,462
Bayer AG 47,527 1,139,314
Bayerische Motoren Werke AG 14,024 1,130,857
Beiersdorf AG 4,799 619,953
Daimler Truck Holding AG 22,985 931,112
Deutsche Bank AG 89,538 2,134,330
Deutsche Boerse AG 9,109 2,687,698
Deutsche Post AG 46,442 1,993,906
Deutsche Telekom AG 168,861 6,234,342
E.ON SE 108,612 1,639,469
Hannover Rueck SE 2,917 869,434
Henkel AG & Co. KGaA 5,027 362,174
Infineon Technologies AG 63,177 2,105,997
Mercedes-Benz Group AG 34,937 2,063,787
Merck KGaA 6,252 860,337
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 6,471 4,087,865
RWE AG 30,587 1,092,094
SAP SE 50,517 13,536,010
Siemens AG 36,767 8,491,200
Siemens Energy AG * 30,935 1,833,888
Siemens Healthineers AG ~ 13,642 735,990
Vonovia SE 35,827 964,115
66,779,387
Hong Kong - 1.4%
spacing
AIA Group Ltd. 522,065 3,951,963
CLP Holdings Ltd. 79,496 647,159
Hang Seng Bank Ltd. 36,424 496,051
Hong Kong Exchanges & Clearing Ltd. 58,315 2,594,097
Prudential PLC 128,174 1,383,128
Sun Hung Kai Properties Ltd. 69,996 666,897
a Shares Value
Techtronic Industries Co. Ltd. 66,498 $ 796,930
10,536,225
Israel - 0.1%
spacing
Check Point Software Technologies Ltd. * 4,257 970,255
Italy - 2.2%
spacing
Enel SpA 393,467 3,189,642
Eni SpA 103,281 1,597,397
Ferrari NV 6,098 2,604,213
Generali 45,554 1,600,270
Intesa Sanpaolo SpA 732,095 3,772,972
Snam SpA 97,553 505,796
UniCredit SpA 67,548 3,791,610
17,061,900
Japan - 17.5%
spacing
Advantest Corp. 37,100 1,653,786
Aeon Co. Ltd. 31,600 792,525
Ajinomoto Co., Inc. 44,200 875,059
Astellas Pharma, Inc. 87,600 852,742
Bridgestone Corp. 27,600 1,108,770
Canon, Inc. 45,200 1,409,479
Central Japan Railway Co. 37,400 713,373
Chugai Pharmaceutical Co. Ltd. 32,500 1,488,875
Dai-ichi Life Holdings, Inc. 175,200 1,337,744
Daiichi Sankyo Co. Ltd. 84,800 2,019,416
Daikin Industries Ltd. 12,800 1,389,038
Daiwa House Industry Co. Ltd. 27,100 896,320
Denso Corp. 91,500 1,135,201
Disco Corp. 4,500 918,997
East Japan Railway Co. 43,900 865,293
FANUC Corp. 45,800 1,247,855
Fast Retailing Co. Ltd. 9,200 2,738,760
FUJIFILM Holdings Corp. 54,200 1,038,416
Fujitsu Ltd. 85,200 1,695,555
Hitachi Ltd. 224,300 5,266,430
Honda Motor Co. Ltd. 217,100 1,964,662
Hoya Corp. 16,900 1,907,307
ITOCHU Corp. 57,500 2,669,319
Japan Post Bank Co. Ltd. 87,533 888,773
Japan Post Holdings Co. Ltd. 93,100 933,553
Japan Tobacco, Inc. 58,100 1,596,944
Kao Corp. 22,500 973,951
KDDI Corp. 148,400 2,344,075
Keyence Corp. 9,400 3,696,173
Komatsu Ltd. 43,700 1,279,673
LY Corp. 138,400 468,644
Marubeni Corp. 68,300 1,095,655
Mitsubishi Corp. 165,400 2,920,097
Mitsubishi Electric Corp. 92,000 1,696,689
Mitsubishi Heavy Industries Ltd. 155,100 2,663,623
Mitsubishi UFJ Financial Group, Inc. 554,600 7,561,313
Mitsui & Co. Ltd. 122,100 2,301,978
Mitsui Fudosan Co. Ltd. 127,900 1,145,354
Mizuho Financial Group, Inc. 116,700 3,202,681
MS&AD Insurance Group Holdings, Inc. 62,200 1,352,716
Murata Manufacturing Co. Ltd. 80,700 1,244,793
NIDEC Corp. 40,400 678,004
Nintendo Co. Ltd. 53,400 3,630,009
Nippon Telegraph & Telephone Corp. 1,445,600 1,397,131
NTT Data Group Corp. 30,500 552,509
Oriental Land Co. Ltd. 52,300 1,031,394

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
ORIX Corp. 55,800 $ 1,165,043
Otsuka Holdings Co. Ltd. 21,400 1,115,154
Panasonic Holdings Corp. 112,800 1,345,647
Recruit Holdings Co. Ltd. 67,800 3,512,801
Renesas Electronics Corp. 81,500 1,093,131
Seven & i Holdings Co. Ltd. 107,100 1,550,904
Shin-Etsu Chemical Co. Ltd. 86,400 2,465,437
SMC Corp. 2,800 1,001,962
SoftBank Corp. 1,384,400 1,931,204
SoftBank Group Corp. 46,200 2,363,125
Sompo Holdings, Inc. 43,100 1,312,446
Sony Group Corp. 297,500 7,527,639
Sumitomo Corp. 52,700 1,202,500
Sumitomo Mitsui Financial Group, Inc. 180,400 4,638,916
Suzuki Motor Corp. 76,000 932,909
Takeda Pharmaceutical Co. Ltd. 77,000 2,282,185
Terumo Corp. 64,500 1,213,633
Tokio Marine Holdings, Inc. 86,100 3,349,532
Tokyo Electron Ltd. 21,700 2,975,776
Toyota Industries Corp. 7,900 675,665
Toyota Motor Corp. 458,500 8,105,041
Toyota Tsusho Corp. 30,800 518,914
132,920,218
Luxembourg - 0.1%
spacing
ArcelorMittal SA 22,691 655,465
CVC Capital Partners PLC * ~ 10,285 204,036
859,501
Netherlands - 3.6%
spacing
Adyen NV * ~ 1,066 1,633,960
Argenx SE * 2,920 1,723,081
ASM International NV 2,267 1,033,056
ASML Holding NV 19,052 12,608,101
Heineken Holding NV 6,270 453,783
Heineken NV 13,933 1,136,101
ING Groep NV 152,261 2,982,990
Koninklijke Ahold Delhaize NV 44,531 1,663,457
Koninklijke Philips NV 38,651 983,981
Universal Music Group NV 39,823 1,099,632
Wolters Kluwer NV 11,539 1,796,578
27,114,720
Norway - 0.3%
spacing
DNB Bank ASA 43,323 1,139,943
Equinor ASA 40,532 1,070,399
2,210,342
Singapore - 1.5%
spacing
DBS Group Holdings Ltd. 96,409 3,310,812
Oversea-Chinese Banking Corp. Ltd. 163,857 2,099,995
Sea Ltd. ADR * 17,719 2,312,152
Singapore Telecommunications Ltd. 359,500 911,818
STMicroelectronics NV 32,755 718,236
United Overseas Bank Ltd. 61,200 1,726,851
11,079,864
South Africa - 0.2%
spacing
Anglo American PLC 61,473 1,722,987
Spain - 2.9%
spacing
Aena SME SA ~ 3,628 851,143
Amadeus IT Group SA 21,794 1,669,049
a Shares Value
Banco Bilbao Vizcaya Argentaria SA 278,810 $ 3,805,079
Banco Santander SA 733,032 4,938,370
CaixaBank SA (SIBE) 190,906 1,487,106
Cellnex Telecom SA * ~ 25,633 911,221
Endesa SA 15,366 407,074
Iberdrola SA 281,872 4,551,690
Industria de Diseno Textil SA 52,771 2,627,566
Telefonica SA 192,014 905,035
22,153,333
Sweden - 2.5%
spacing
Assa Abloy AB Class B  48,488 1,455,670
Atlas Copco AB Class A  129,944 2,075,651
Atlas Copco AB Class B  75,511 1,061,844
Epiroc AB Class A  31,881 641,903
Epiroc AB Class B  18,866 332,292
EQT AB 18,013 549,271
Essity AB Class B  29,522 838,756
Evolution AB ~ 7,686 572,677
H & M Hennes & Mauritz AB Class B  27,404 361,461
Hexagon AB Class B  100,439 1,073,669
Investor AB Class B  83,733 2,497,259
Sandvik AB 51,581 1,084,825
Skandinaviska Enskilda Banken AB
Class A * 76,768 1,262,930
Svenska Handelsbanken AB Class A  70,562 797,458
Swedbank AB Class A  41,072 935,393
Telefonaktiebolaget LM Ericsson Class B  134,384 1,045,609
Volvo AB Class B * 76,845 2,254,505
18,841,173
Switzerland - 4.0%
spacing
ABB Ltd. 76,509 3,947,706
Chocoladefabriken Lindt & Spruengli AG
(LISN SW) 5 656,129
Chocoladefabriken Lindt & Spruengli AG
(LISP SW) 45 608,375
Cie Financiere Richemont SA Class A  26,007 4,539,933
DSM-Firmenich AG 8,997 890,686
Givaudan SA 447 1,918,962
Kuehne & Nagel International AG 2,337 539,685
Lonza Group AG 3,494 2,158,487
Partners Group Holding AG 1,098 1,562,676
Schindler Holding AG (SCHN SW) 1,136 344,268
Schindler Holding AG (SCHP SW) 1,970 617,421
Sika AG 7,375 1,796,433
Straumann Holding AG 5,400 653,745
Swisscom AG 1,253 722,043
UBS Group AG (XVTX) 159,111 4,887,030
Zurich Insurance Group AG 7,080 4,941,896
30,785,475
United Arab Emirates - 0.0%
spacing
NMC Health PLC * ± Ω 4,009 –
United Kingdom - 10.1%
spacing
3i Group PLC 47,090 2,214,200
Ashtead Group PLC 21,103 1,140,970
Associated British Foods PLC 15,866 393,340
AstraZeneca PLC 75,011 11,014,964
BAE Systems PLC 145,608 2,940,186
Barclays PLC 697,577 2,622,912
British American Tobacco PLC 96,147 3,944,367

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Coca-Cola Europacific Partners PLC 10,022 $ 872,215
Compass Group PLC 82,117 2,716,124
Diageo PLC 107,646 2,813,072
HSBC Holdings PLC 864,647 9,802,047
Imperial Brands PLC 38,362 1,419,465
Legal & General Group PLC 285,094 899,083
Lloyds Banking Group PLC 2,932,468 2,750,408
London Stock Exchange Group PLC 23,139 3,436,769
National Grid PLC 236,669 3,087,161
NatWest Group PLC 370,166 2,185,602
Reckitt Benckiser Group PLC 33,185 2,243,984
RELX PLC 89,965 4,518,998
Rolls-Royce Holdings PLC * 411,441 3,998,943
SSE PLC 53,384 1,099,622
Standard Chartered PLC 99,495 1,476,442
Tesco PLC 326,104 1,402,991
Unilever PLC 119,876 7,152,643
Vodafone Group PLC 983,733 924,335
77,070,843
United States - 11.6%
spacing
Alcon AG 24,174 2,293,750
BP PLC 779,911 4,376,431
CSL Ltd. 23,425 3,686,843
Experian PLC 44,495 2,061,688
Ferrovial SE 22,941 1,026,099
GSK PLC 200,529 3,832,147
Haleon PLC 438,040 2,212,190
Holcim AG 25,215 2,713,465
Nestle SA 126,748 12,808,722
Novartis AG 95,348 10,590,283
Roche Holding AG (RO SW) 1,548 537,327
Roche Holding AG (ROG SW) 33,988 11,186,389
Sanofi SA 54,996 6,089,258
Schneider Electric SE 26,455 6,107,011
Shell PLC 294,874 10,733,498
Spotify Technology SA * 7,452 4,098,824
Stellantis NV 98,072 1,099,982
Swiss Re AG 14,592 2,483,250
87,937,157
Total Common Stocks
    (Cost $643,872,895) 735,537,149
Principal
Amount
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bills - 0.1%
4.324% due 05/29/25 ‡ $ 279,000 277,097
Total Short-Term Investments
(Cost $277,109) 277,097
TOTAL INVESTMENTS - 97.0%
(Cost $647,817,438) 738,259,464
DERIVATIVES - (0.1%) (560,173)
OTHER ASSETS & LIABILITIES, NET - 3.1% 23,608,690
NET ASSETS - 100.0% $ 761,307,981

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2025, open futures contracts outstanding were as follows:
(b) Fair Value Measurements
As of March 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI EAFE Index 06/25 182 $ 22,537,948 $ 21,988,330 ( $ 549,618 )
Montreal Exchange S&P/TSX 60 Index 06/25 10 2,091,928 2,081,373 (10,555)
Total Futures Contracts ( $ 560,173 )
Total Value at
March 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 2,445,218 $ – $ 2,445,218 $ –
Common Stocks
Australia 42,217,194 – 42,217,194 –
Austria 233,120 233,120 – –
Belgium 4,762,136 – 4,762,136 –
Brazil 1,703,083 1,703,083 – –
Canada 81,891,794 81,621,610 270,184 –
China 3,799,446 – 3,799,446 –
Denmark 15,179,458 – 15,179,458 –
Finland 5,337,211 – 5,337,211 –
France 72,370,327 – 72,370,327 –
Germany 66,779,387 1,092,094 65,687,293 –
Hong Kong 10,536,225 – 10,536,225 –
Israel 970,255 970,255 – –
Italy 17,061,900 3,695,438 13,366,462 –
Japan 132,920,218 – 132,920,218 –
Luxembourg 859,501 – 859,501 –
Netherlands 27,114,720 – 27,114,720 –
Norway 2,210,342 – 2,210,342 –
Singapore 11,079,864 2,312,152 8,767,712 –
South Africa 1,722,987 – 1,722,987 –
Spain 22,153,333 407,074 21,746,259 –
Sweden 18,841,173 – 18,841,173 –
Switzerland 30,785,475 1,918,962 28,866,513 –
United Kingdom 77,070,843 872,215 76,198,628 –
United States 87,937,157 4,098,824 83,838,333 –
Total Common Stocks 735,537,149 98,924,827 636,612,322 –
Short-Term Investments 277,097 – 277,097 –
Total Assets 738,259,464 98,924,827 639,334,637 –
Liabilities Derivatives:
Equity Contracts
Futures (560,173) (560,173) – –
Total Liabilities (560,173) (560,173) – –
Total $ 737,699,291 $ 98,364,654 $ 639,334,637 $ –

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
March 31, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes:
For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.
The sectors and countries (based on country of risk) listed in the Schedules of
Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.
Explanation of Symbols:
# Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
* Non-income producing investments.
^ Investments with their principal amount adjusted for inflation.
~ Securities are not registered under the Securities Act of 1933 (1933
Act). These securities are either (1) exempt from registration pursuant to
Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡ Investments were fully or partially segregated with the broker(s)/
custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts, reverse repurchase agreements, and/or swap agreements as of March 31, 2025.
§ Variable rate investments. The rate shown is based on the latest available information as of March 31, 2025. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
± Investments categorized as a significant unobservable input (Level 3).
>> Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
φ
All or a portion of this senior loan is unfunded as of March 31, 2025. The interest rate for fully unfunded terms loans is to be determined.
Ω The values of these investments were determined by a valuation committee established under the Valuation Policy. The Board of Trustees
(“Board”) has designated Pacific Life Fund Advisors LLC (“PLFA”) as its “valuation designee” for fair valuation determinations, and PLFA’s
Valuation Oversight Committee values the Funds’ investments in accordance with the Valuation Policy. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
∞ All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
∂ Issuer filed bankruptcy and/or is in default as of March 31, 2025. If the maturity date has expired, no date will be shown.
◊ Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.
Counterparty and Exchange Abbreviations:
BNP BNP Paribas
BOA Bank of America
BRC Barclays
CBOE Chicago Board of Options Exchange
CIT Citigroup
CME Chicago Mercantile Exchange
DUB Deutsche Bank
GSC Goldman Sachs
HSB HSBC
ICE Intercontinental Exchange Inc
JPM JPMorgan Chase
LCH London Clearing House
MSC Morgan Stanley
SCB Standard Chartered Bank
SSB State Street Bank and Trust Co.
TDB Toronto Dominion Bank
UBS UBS
Reference Rate Abbreviations:
EURIBOR Euro Interbank Offered Rate
RFUCC Refinitiv Cash Fallback Rate
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
US FED United States Federal Reserve Bank Rate
UST United State Treasury Rate
Payment Frequency Abbreviations:
A Annual
L Lunar
M Monthly
Q Quarterly
S Semiannual
Z At Maturity
Currency Abbreviations:
AUD Australia Dollar
BRL Brazil Real
CAD Canada Dollar
CHF Swiss Franc
CNH Renminbi Offshore (Hong Kong)
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW Korean Won
MXN Mexico Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
SGD Singapore dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South Africa Rand
Other Abbreviations:
ADR American Depositary Receipt
GDR Global Depositary Receipt
IO Interest Only
PIK Payment-in Kind
REIT Real Estate Investment Trust
SPAC Special Purpose Acquisition Company

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2025 (Unaudited)
1. ORGANIZATION
Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the
Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.
Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).
2. FAIR VALUE MEASUREMENTS AND DISCLOSURES
The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief
Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 - Quoted prices (unadjusted) in active markets for identical investments
Level 2 - Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 - Significant unobservable inputs that are not corroborated by observable market data
The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various
Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.
The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:
Equity Securities (Common and Preferred Stock) and Mutual Funds
Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.
U.S. Treasury Obligations
U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers.
Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)
and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility.
The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Municipal Bonds
Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
Foreign Government Bonds and Notes
Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Corporate Bonds and Notes and U.S. Government Agency Issues
Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as
Level 2; otherwise the fair values would be categorized as Level 3.
Futures Contracts
Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Option Contracts
Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Forward Foreign Currency Contracts
Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Forward Bond Contracts
Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third-party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
2. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)
Swap Agreements
Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Senior Loan Notes
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable.
To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures.
The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended March 31, 2025 are summarized in the following table:
3. INVESTMENTS IN AFFILIATED FUNDS
A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended March 31, 2025 is as follows:
r
:
Portfolio
Unfunded
Loan
Commitments Value
Net
Unrealized
Appreciation
(Depreciation)
Core Income $ 86,100 $ 86,315 $ 215
Floating Rate Income 849,117 850,509 1,392
Beginning
Net
Realized
Change in
Unrealized As of March 31, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Pacific Dynamix - Conservative Growth
PD 1-3 Year Corporate Bond Class P $ 19,779,641 $ 72,104 $ 6,012,447 $ 560,785 ( $ 290,879 ) $ 14,109,204 1,147,021
PD Aggregate Bond Index Class P 210,872,053 884,946 15,095,254 1,071,428 4,549,174 202,282,347 15,274,116
PD High Yield Bond Market Class P 31,894,603 4,656,860 1,701,285 357,953 (208,687) 34,999,444 1,671,928
PD Large-Cap Growth Index Class P 72,729,313 8,632,713 3,172,157 1,070,364 (8,278,335) 70,981,898 714,521
PD Large-Cap Value Index Class P 67,803,522 1,459,432 7,101,838 4,153,748 (2,608,428) 63,706,436 1,227,369
PD Mid-Cap Index Class P 13,881,305 1,139,878 532,947 111,461 (599,145) 14,000,552 948,537
PD Small-Cap Growth Index Class P 4,598,625 279,244 2,441,286 601,356 (758,077) 2,279,862 54,397
PD Small-Cap Value Index Class P 9,207,228 6,394,626 456,347 30,205 (1,278,958) 13,896,754 394,690
PD Emerging Markets Index Class P 2,400,717 80 2,456,231 60,536 (5,102) – –
PD International Large-Cap Index Class P 47,171,967 4,315,476 4,572,651 2,244,456 1,356,659 50,515,907 1,758,666
Total $ 480,338,974 $ 27,835,359 $ 43,542,443 $ 10,262,292 ( $ 8,121,778 ) $ 466,772,404
– – – – – –
Pacific Dynamix - Moderate Growth
PD 1-3 Year Corporate Bond Class P $ 78,668,201 $ 24,770 $ 18,378,827 $ 1,684,702 ( $ 628,480 ) $ 61,370,366 4,989,162
PD Aggregate Bond Index Class P 655,531,010 212,131 71,373,206 6,154,168 11,059,669 601,583,772 45,424,925
PD High Yield Bond Market Class P 117,095,389 37,445,741 8,777,426 1,939,511 (1,555,695) 146,147,520 6,981,485
PD Large-Cap Growth Index Class P 578,544,009 39,391,696 23,573,049 15,103,481 (71,636,494) 537,829,643 5,413,922
PD Large-Cap Value Index Class P 508,358,241 2,165,985 28,878,393 12,529,508 (1,549,960) 492,625,381 9,490,924
PD Mid-Cap Index Class P 147,230,081 6,121,025 15,249,648 5,623,736 (9,748,746) 133,976,448 9,076,905
2. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of March 31, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Pacific Dynamix - Moderate Growth (continued)
PD Small-Cap Growth Index Class P $ 36,581,736 $ 2,499,664 $ 13,059,646 $ 3,624,202 ( $ 5,845,524 ) $ 23,800,432 567,872
PD Small-Cap Value Index Class P 73,244,492 35,166,528 3,143,982 167,514 (8,720,318) 96,714,234 2,746,840
PD Emerging Markets Index Class P 25,462,127 7,850 26,058,533 2,176,780 (1,588,224) – –
PD International Large-Cap Index Class P 312,700,818 33,743,343 34,981,163 12,495,447 11,627,907 335,586,352 11,683,140
Total $ 2,533,416,104 $ 156,778,733 $ 243,473,873 $ 61,499,049 ( $ 78,585,865 ) $ 2,429,634,148
– – – – – –
Pacific Dynamix - Growth
PD 1-3 Year Corporate Bond Class P $ 32,419,960 $ 31,530 $ 22,767,380 $ 232,995 $ 137,407 $ 10,054,512 817,391
PD Aggregate Bond Index Class P 243,669,766 259,470 29,096,867 (2,262,992) 8,684,993 221,254,370 16,706,673
PD High Yield Bond Market Class P 117,960,018 20,311,093 9,122,913 1,076,966 (531,462) 129,693,702 6,195,484
PD Large-Cap Growth Index Class P 540,398,345 53,545,766 19,299,155 12,836,173 (68,615,500) 518,865,629 5,223,026
PD Large-Cap Value Index Class P 480,334,840 9,446,773 57,061,109 30,902,174 (19,729,645) 443,893,033 8,552,046
PD Mid-Cap Index Class P 131,465,668 7,678,194 4,790,876 973,861 (5,626,252) 129,700,595 8,787,216
PD Small-Cap Growth Index Class P 50,252,497 3,910,726 11,003,675 349,379 (4,517,682) 38,991,245 930,320
PD Small-Cap Value Index Class P 70,431,311 29,693,887 3,083,881 111,107 (8,026,013) 89,126,411 2,531,333
PD Emerging Markets Index Class P 52,465,690 51,663 24,516,545 (887,501) 2,344,722 29,458,029 1,521,108
PD International Large-Cap Index Class P 360,834,827 26,902,662 42,515,766 14,808,583 13,036,999 373,067,305 12,988,007
Total $ 2,080,232,922 $ 151,831,764 $ 223,258,167 $ 58,140,745 ( $ 82,842,433 ) $ 1,984,104,831
– – – – – –
Pacific Dynamix - Aggressive Growth
PD 1-3 Year Corporate Bond Class P $ 33,182 $ 9,343 $ 42,750 $ 254 ( $ 29 ) $ – –
PD Aggregate Bond Index Class P 97,846 34,494 134,546 717 1,489 – –
PD High Yield Bond Market Class P 98,849 302,801 86,013 2,492 (3,845) 314,284 15,013
PD Large-Cap Growth Index Class P 1,852,439 1,204,452 221,864 830 (280,102) 2,555,755 25,727
PD Large-Cap Value Index Class P 1,644,320 898,167 396,150 26,639 5,648 2,178,624 41,973
PD Mid-Cap Index Class P 532,095 330,980 65,952 1,755 (35,762) 763,116 51,701
PD Small-Cap Growth Index Class P 186,700 132,417 23,276 (1,186) (31,445) 263,210 6,280
PD Small-Cap Value Index Class P 249,297 326,654 40,834 (2,022) (42,973) 490,122 13,920
PD Emerging Markets Index Class P 193,400 97,073 76,349 1,306 5,565 220,995 11,411
PD International Large-Cap Index Class P 1,497,062 840,624 355,962 16,091 123,629 2,121,444 73,856
Total $ 6,385,190 $ 4,177,005 $ 1,443,696 $ 46,876 ( $ 257,825 ) $ 8,907,550
– – – – – –
Portfolio Optimization Conservative
Bond Plus Class P $ 25,413,298 $ 48,849,128 $ 2,623,205 $ 30,196 $ 2,292,246 $ 73,961,663 7,257,306
Core Income Class P 38,585,966 332,123 7,037,464 594,421 120,517 32,595,563 2,545,132
Diversified Bond Class P 188,210,034 3,778,885 25,383,802 997,433 3,855,757 171,458,307 11,944,493
Floating Rate Income Class P 9,990,249 9,809,826 754,857 143,382 (136,055) 19,052,545 1,113,200
High Yield Bond Class P 44,499,771 9,933,042 2,399,230 421,510 (405,972) 52,049,121 4,400,564
Inflation Managed Class P 19,527,516 188,440 1,375,695 (30,763) 928,667 19,238,165 1,295,073
Intermediate Bond Class P 89,506,432 585,190 34,779,336 389,904 1,140,632 56,842,822 5,847,587
Managed Bond Class P 161,203,721 3,669,683 27,566,251 (431,284) 5,202,744 142,078,613 8,862,202
Short Duration Bond Class P 94,654,491 874,032 15,949,359 1,539,367 (52,457) 81,066,074 6,747,977
Emerging Markets Debt Class P 19,744,495 188,440 1,469,104 332,331 185,082 18,981,244 1,359,412
Equity Index Class P 674,983 149,492 34,854 5,204 (40,213) 754,612 4,939
Focused Growth Class P 4,848,454 85,372 4,175,956 1,669,870 (1,609,241) 818,499 11,917
Growth Class P 14,449,456 3,232,149 735,629 302,040 (1,754,500) 15,493,516 195,089
Large-Cap Core Class P 40,952,759 6,855,574 2,061,349 723,311 (3,273,398) 43,196,897 473,505
Large-Cap Growth Class P 27,387,459 2,192,281 3,554,072 1,499,591 (3,562,415) 23,962,844 762,318
Large-Cap Plus Bond Alpha Class P 18,341,752 1,171,797 – – (959,862) 18,553,687 1,896,650
Large-Cap Value Class P 20,405,898 144,977 9,963,789 2,279,181 (1,970,838) 10,895,429 245,277
Mid-Cap Growth Class P 18,953,997 2,017,709 2,838,529 371,056 (1,697,791) 16,806,442 608,260
Mid-Cap Plus Bond Alpha Class P 8,498,849 16,059,332 – – (1,938,804) 22,619,377 512,551
Mid-Cap Value Class P 9,847,566 187,118 7,377,035 1,235,453 (1,021,114) 2,871,988 59,710
QQQ Plus Bond Alpha Class P 5,038,588 3,431,598 – – (742,598) 7,727,588 812,389
Small-Cap Equity Class P 11,050,939 1,004,881 978,088 154,514 (857,937) 10,374,309 259,226
Small-Cap Growth Class P 3,642,443 377,561 653,742 56,022 (257,796) 3,164,488 100,451
Small-Cap Index Class P – 650,718 15,198 (1,203) (75,029) 559,288 16,791
Small-Cap Plus Bond Alpha Class P 1,970,781 696,851 – – (234,888) 2,432,744 262,427
Small-Cap Value Class P 6,595,634 1,406,537 335,414 35,597 (697,973) 7,004,381 214,069
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of March 31, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Conservative (continued)
Value Class P $ 19,286,682 $ 5,123,179 $ 1,024,948 $ 209,458 $ 204,790 $ 23,799,161 902,175
Value Advantage Class P 15,635,434 4,581,373 827,149 235,911 (86,189) 19,539,380 630,649
International Equity Plus Bond Alpha Class P 5,219,895 – 2,066,356 51,796 314,625 3,519,960 337,234
International Growth Class P 6,490,143 4,793,333 6,976,706 696,367 (350,044) 4,653,093 464,492
International Large-Cap Class P 10,201,627 66,815 5,131,632 717,561 (82,120) 5,772,251 346,490
International Small-Cap Class P 9,575,101 5,161,046 1,265,329 12,175 558,534 14,041,527 752,517
International Value Class P 16,391,609 7,515,217 3,312,357 671,905 2,115,654 23,382,028 1,030,437
Real Estate Class P 4,758,491 9,331 4,866,119 604,595 (506,298) – –
Total $ 971,554,513 $ 145,123,030 $ 177,532,554 $ 15,516,901 ( $ 5,394,284 ) $ 949,267,606
– – – – – –
Portfolio Optimization Moderate-Conservative
Bond Plus Class P $ 31,912,859 $ 61,197,284 $ 4,340,311 $ 46,834 $ 2,858,944 $ 91,675,610 8,995,444
Core Income Class P 49,342,769 2,468 9,872,722 836,265 68,856 40,377,636 3,152,774
Diversified Bond Class P 232,337,082 12,947 26,591,091 2,146,499 3,934,585 211,840,022 14,757,649
Floating Rate Income Class P 14,973,080 7,136,296 1,117,623 212,235 (184,050) 21,019,938 1,228,151
High Yield Bond Class P 59,285,748 6,884,418 3,608,865 459,599 (377,787) 62,643,113 5,296,247
Inflation Managed Class P 21,951,746 1,285 1,731,380 162,288 841,204 21,225,143 1,428,832
Intermediate Bond Class P 113,946,286 4,284 45,621,870 (159,418) 2,096,948 70,266,230 7,228,492
Managed Bond Class P 201,766,346 3,902,949 36,037,252 1,296,269 4,665,097 175,593,409 10,952,698
Short Duration Bond Class P 59,733,332 3,427 11,566,039 1,057,238 (125,226) 49,102,732 4,087,334
Emerging Markets Debt Class P 7,398,250 428 612,161 39,332 154,503 6,980,352 499,924
Equity Index Class P 4,769,448 98,715 3,076,882 520,983 (508,437) 1,803,827 11,807
Focused Growth Class P 12,824,880 169,781 11,013,005 3,274,403 (3,115,730) 2,140,329 31,163
Growth Class P 41,870,577 7,058,515 2,226,394 1,352,527 (5,339,686) 42,715,539 537,859
Large-Cap Core Class P 106,351,956 6,588,121 5,428,467 1,893,335 (7,736,555) 101,668,390 1,114,443
Large-Cap Growth Class P 71,298,664 5,014,015 4,581,229 1,760,665 (7,622,274) 65,869,841 2,095,483
Large-Cap Plus Bond Alpha Class P 45,480,123 1,524,744 985,555 57,774 (2,289,673) 43,787,413 4,476,168
Large-Cap Value Class P 40,217,154 1,714 17,745,088 3,625,901 (3,042,558) 23,057,123 519,060
Mid-Cap Growth Class P 30,213,342 11,931,495 1,813,468 (32,738) (3,490,025) 36,808,606 1,332,180
Mid-Cap Plus Bond Alpha Class P 9,170,965 507,744 284,219 127,782 (619,523) 8,902,749 201,735
Mid-Cap Value Class P 2,389,925 315,845 129,025 35,344 (77,190) 2,534,899 52,701
QQQ Plus Bond Alpha Class P 11,808,988 11,623,632 – – (2,132,977) 21,299,643 2,239,197
Small-Cap Equity Class P 19,050,538 1,351,476 2,796,063 320,861 (1,417,583) 16,509,229 412,522
Small-Cap Growth Class P 10,079,786 – 10,718,576 1,298,881 (660,091) – –
Small-Cap Index Class P 2,083,748 8,783,056 336,644 24,505 (1,230,796) 9,323,869 279,921
Small-Cap Plus Bond Alpha Class P 5,748,928 316,463 1,454,459 75,707 (405,498) 4,281,141 461,819
Small-Cap Value Class P 4,873,719 7,918,459 449,207 (12,149) (1,191,857) 11,138,965 340,431
Value Class P 44,987,493 6,641,374 2,478,104 626,386 495,751 50,272,900 1,905,737
Value Advantage Class P 35,579,569 7,539,133 1,887,886 1,146,463 (671,474) 41,705,805 1,346,087
Emerging Markets Class P 14,366,790 – 14,752,271 229,291 156,190 – –
International Equity Plus Bond Alpha Class P 13,576,253 – 1,906,221 97,176 947,659 12,714,867 1,218,163
International Growth Class P 27,352,353 6,850,030 9,626,262 1,613,841 (317,558) 25,872,404 2,582,696
International Large-Cap Class P 31,011,344 1,424,736 2,990,912 638,316 1,414,488 31,497,972 1,890,724
International Small-Cap Class P 14,352,131 22,117,374 10,264,144 203,854 1,130,437 27,539,652 1,475,913
International Value Class P 42,489,534 12,564,859 8,269,084 2,394,411 4,338,128 53,517,848 2,358,511
Real Estate Class P 14,265,573 44,122 7,478,425 667,897 (366,098) 7,133,069 183,189
Total $ 1,448,861,279 $ 199,531,189 $ 263,790,904 $ 28,038,557 ( $ 19,819,856 ) $ 1,392,820,265
– – – – – –
Portfolio Optimization Moderate
Bond Plus Class P $ 89,640,796 $ 158,197,497 $ 15,955,413 $ 183,583 $ 7,627,834 $ 239,694,297 23,519,414
Core Income Class P 138,992,001 8,424 36,098,983 3,072,251 (578,164) 105,395,529 8,229,512
Diversified Bond Class P 658,902,262 12,187,797 133,550,622 (10,920,460) 27,343,971 553,962,948 38,591,343
Floating Rate Income Class P 34,668,425 67,336,438 5,602,120 195,682 (246,660) 96,351,765 5,629,630
High Yield Bond Class P 205,901,337 66,035,181 16,599,525 2,113,306 (2,209,838) 255,240,461 21,579,652
Inflation Managed Class P 33,883,640 2,055 3,004,835 (54,015) 1,604,051 32,430,896 2,183,179
Intermediate Bond Class P 274,674,110 19,114,854 114,324,640 2,831,300 1,939,752 184,235,376 18,952,829
Managed Bond Class P 531,952,403 12,746,442 100,441,583 (242,549) 16,016,253 460,030,966 28,694,587
Short Duration Bond Class P 242,034,065 14,382 84,711,709 7,557,990 (4,124,136) 160,770,592 13,382,618
Emerging Markets Debt Class P 34,259,192 2,055 3,166,246 208,138 693,649 31,996,788 2,291,568
Equity Index Class P 26,770,416 477,876 15,076,381 5,567,516 (5,654,920) 12,084,507 79,101
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of March 31, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Moderate (continued)
Focused Growth Class P $ 141,868,723 $ 947,089 $ 131,080,073 $ 40,404,881 ( $ 37,424,494 ) $ 14,716,126 214,264
Growth Class P 254,061,223 69,678,410 12,461,163 7,547,201 (35,451,247) 283,374,424 3,568,148
Large-Cap Core Class P 727,139,439 45,238,321 32,319,573 11,215,922 (52,235,611) 699,038,498 7,662,548
Large-Cap Growth Class P 493,570,549 26,611,042 43,909,763 26,614,200 (65,584,460) 437,301,568 13,911,649
Large-Cap Plus Bond Alpha Class P 312,586,677 6,450,516 2,194,566 128,647 (15,779,423) 301,191,851 30,789,333
Large-Cap Value Class P 256,389,703 16,067 103,846,846 47,230,047 (44,476,652) 155,312,319 3,496,380
Mid-Cap Growth Class P 221,404,699 87,356,916 11,652,305 335,305 (26,734,407) 270,710,208 9,797,567
Mid-Cap Plus Bond Alpha Class P 71,881,442 23,334,263 – – (6,005,301) 89,210,404 2,021,493
Mid-Cap Value Class P 61,842,563 585,399 44,305,744 13,849,099 (12,605,548) 19,365,769 402,621
QQQ Plus Bond Alpha Class P 77,254,462 78,077,088 – – (14,327,371) 141,004,179 14,823,543
Small-Cap Equity Class P 115,058,494 19,452,102 5,439,701 479,794 (9,361,614) 120,189,075 3,003,205
Small-Cap Growth Class P 71,308,204 11,971,192 3,369,509 132,179 (5,990,514) 74,051,552 2,350,636
Small-Cap Index Class P 17,367,510 740,460 9,463,302 1,272,305 (1,746,376) 8,170,597 245,298
Small-Cap Plus Bond Alpha Class P 34,419,244 2,005,353 564,619 29,390 (2,993,257) 32,896,111 3,548,597
Small-Cap Value Class P 51,583,107 41,185,443 3,195,904 196,864 (8,714,088) 81,055,422 2,477,229
Value Class P 304,963,554 42,423,470 14,290,916 3,600,284 3,510,525 340,206,917 12,896,507
Value Advantage Class P 255,625,692 32,537,778 11,682,850 7,090,334 (3,917,721) 279,653,233 9,026,025
Emerging Markets Class P 66,528,056 4,109 37,090,383 1,440,640 570,662 31,453,084 1,638,047
International Equity Plus Bond Alpha Class P 82,946,142 – 10,506,024 629,545 5,842,282 78,911,945 7,560,255
International Growth Class P 227,196,607 14,300 61,959,793 13,131,028 (1,432,803) 176,949,339 17,663,853
International Large-Cap Class P 185,952,440 17,201,010 20,416,109 6,364,729 6,125,190 195,227,260 11,718,879
International Small-Cap Class P 99,688,516 35,366,142 14,365,656 167,238 5,379,933 126,236,173 6,765,284
International Value Class P 232,221,644 50,148,989 45,616,349 13,356,808 22,320,430 272,431,522 12,005,950
Real Estate Class P 33,028,090 2,055 33,710,057 3,649,498 (2,969,586) – –
Total $ 6,667,565,427 $ 927,470,515 $ 1,181,973,262 $ 209,378,680 ( $ 261,589,659 ) $ 6,360,851,701
– – – – – –
Portfolio Optimization Growth
Bond Plus Class P $ 45,488,316 $ 71,753,176 $ 12,475,398 $ 118,042 $ 3,496,189 $ 108,380,325 10,634,553
Core Income Class P 21,265,716 29,707,480 3,807,039 197,375 473,917 47,837,449 3,735,252
Diversified Bond Class P 314,091,065 20,771,391 92,265,969 (8,368,361) 15,855,987 250,084,113 17,421,891
Floating Rate Income Class P 32,950,476 63,968,676 6,084,334 212,216 (260,210) 90,786,824 5,304,483
High Yield Bond Class P 195,698,771 30,578,295 16,061,363 2,193,789 (1,973,117) 210,436,375 17,791,630
Inflation Managed Class P 32,204,793 – 3,115,775 (55,667) 1,524,388 30,557,739 2,057,082
Intermediate Bond Class P 151,481,753 – 70,823,506 2,609,527 (112,476) 83,155,298 8,554,428
Managed Bond Class P 240,544,326 7,004,954 46,772,385 2,216,605 4,946,319 207,939,819 12,970,317
Short Duration Bond Class P 164,314,549 – 136,158,629 6,489,475 (4,348,410) 30,296,985 2,521,935
Emerging Markets Debt Class P 32,561,575 – 3,270,120 282,636 574,663 30,148,754 2,159,215
Equity Index Class P – 13,938,233 389,355 (14,509) (949,216) 12,585,153 82,378
Focused Growth Class P 63,343,269 985,669 47,478,216 13,672,525 (13,768,202) 16,755,045 243,950
Growth Class P 314,549,994 57,446,138 16,003,437 9,269,425 (40,490,047) 324,772,073 4,089,412
Large-Cap Core Class P 792,895,235 29,859,564 42,422,094 10,800,607 (53,714,095) 737,419,217 8,083,260
Large-Cap Growth Class P 564,203,534 28,071,590 45,228,032 27,522,840 (72,590,633) 501,979,299 15,969,209
Large-Cap Plus Bond Alpha Class P 331,472,443 4,250,150 1,649,006 96,666 (16,713,622) 317,456,631 32,452,000
Large-Cap Value Class P 293,547,368 – 139,101,008 68,973,035 (64,325,643) 159,093,752 3,581,507
Mid-Cap Growth Class P 207,385,368 84,802,840 11,974,291 (260,785) (24,876,596) 255,076,536 9,231,752
Mid-Cap Plus Bond Alpha Class P 74,468,526 81,477,657 – – (11,819,176) 144,127,007 3,265,894
Mid-Cap Value Class P 55,685,255 458,884 38,967,953 14,362,648 (13,291,532) 18,247,302 379,368
QQQ Plus Bond Alpha Class P 80,507,109 98,278,895 – – (16,831,412) 161,954,592 17,026,026
Small-Cap Equity Class P 124,547,921 20,217,389 6,376,308 564,533 (10,126,575) 128,826,960 3,219,043
Small-Cap Growth Class P 129,389,550 8,085,872 37,060,330 3,602,379 (8,815,973) 95,201,498 3,022,004
Small-Cap Index Class P 8,559,238 1,684,221 441,497 100,551 (1,019,358) 8,883,155 266,690
Small-Cap Plus Bond Alpha Class P 40,703,973 1,998,132 1,778,665 92,583 (3,455,778) 37,560,245 4,051,730
Small-Cap Value Class P 64,349,287 35,107,239 3,911,476 249,690 (9,197,109) 86,597,631 2,646,611
Value Class P 325,233,423 43,915,190 31,643,757 9,354,084 (898,443) 345,960,497 13,114,613
Value Advantage Class P 258,495,930 46,837,836 20,643,802 12,584,833 (8,822,575) 288,452,222 9,310,019
Emerging Markets Class P 158,078,405 – 74,070,311 (656,284) 5,557,607 88,909,417 4,630,319
International Equity Plus Bond Alpha Class P 107,356,569 – 15,394,186 820,605 7,555,553 100,338,541 9,613,056
International Growth Class P 311,501,881 22,684,561 79,979,655 2,910,712 12,487,625 269,605,124 26,913,156
International Large-Cap Class P 269,196,970 – 39,177,227 12,077,763 5,734,547 247,832,053 14,876,579
International Small-Cap Class P 126,332,457 66,265,055 52,021,672 3,600,528 4,505,284 148,681,652 7,968,189
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)
As of March 31, 2025, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:
Beginning
Net
Realized
Change in
Unrealized As of March 31, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Growth (continued)
International Value Class P $ 286,866,019 $ 58,439,030 $ 58,727,000 $ 25,560,793 $ 18,239,618 $ 330,378,460 14,559,649
Real Estate Class P 94,175,897 – 34,555,295 5,234,417 (3,238,227) 61,616,792 1,582,423
Total $ 6,313,446,961 $ 928,588,117 $ 1,189,829,091 $ 226,415,276 ( $ 300,686,728 ) $ 5,977,934,535
– – – – – –
Portfolio Optimization Aggressive-Growth
Bond Plus Class P $ 3,454,466 $ 2,251,183 $ 2,290,666 $ 15,501 $ 127,601 $ 3,558,085 349,128
Core Income Class P – 1,635,325 109,856 741 13,295 1,539,505 120,208
Diversified Bond Class P 13,691,684 20,418 13,091,921 779,927 (476,415) 923,693 64,348
Floating Rate Income Class P 8,361,200 8,093,870 1,073,541 37,283 (31,178) 15,387,634 899,067
High Yield Bond Class P 16,553,235 16,248,675 2,121,454 147,158 (255,629) 30,571,985 2,584,750
Intermediate Bond Class P 1,308,611 2,943,585 3,667,514 77,135 (44,555) 617,262 63,499
Managed Bond Class P 6,055,027 2,270,870 7,594,433 446,814 (253,506) 924,772 57,683
Short Duration Bond Class P 8,339,050 – 8,386,996 56,778 (8,832) – –
Equity Index Class P – 3,857,851 84,504 (3,229) (265,760) 3,504,358 22,938
Focused Growth Class P 17,666,127 255,056 13,188,701 3,798,798 (3,830,791) 4,700,489 68,438
Growth Class P 94,332,110 8,659,751 3,873,810 2,247,854 (10,703,755) 90,662,150 1,141,585
Large-Cap Core Class P 220,026,385 7,404,132 10,037,449 2,557,272 (14,571,092) 205,379,248 2,251,276
Large-Cap Growth Class P 165,857,993 7,193,985 20,800,872 12,666,011 (25,040,104) 139,877,013 4,449,835
Large-Cap Plus Bond Alpha Class P 95,107,402 1,310,268 3,451,220 141,737 (4,675,101) 88,433,086 9,040,071
Large-Cap Value Class P 85,093,447 132,523 42,653,785 15,690,696 (14,264,448) 43,998,433 990,490
Mid-Cap Growth Class P 74,766,817 10,622,358 3,200,209 (52,999) (6,728,721) 75,407,246 2,729,145
Mid-Cap Plus Bond Alpha Class P 21,050,195 45,482,831 – – (5,501,789) 61,031,237 1,382,958
Mid-Cap Value Class P 20,883,940 160,426 13,667,474 5,503,108 (5,148,091) 7,731,909 160,749
QQQ Plus Bond Alpha Class P 23,009,141 26,716,976 – – (4,658,991) 45,067,126 4,737,835
Small-Cap Equity Class P 26,520,986 19,399,509 1,481,616 127,900 (3,587,796) 40,978,983 1,023,956
Small-Cap Growth Class P 30,803,971 3,016,095 1,294,229 14,422 (2,322,986) 30,217,273 959,194
Small-Cap Index Class P 5,430,556 232,767 2,609,095 434,798 (628,339) 2,860,687 85,884
Small-Cap Plus Bond Alpha Class P 10,928,253 2,016,106 – – (1,129,174) 11,815,185 1,274,537
Small-Cap Value Class P 27,373,882 4,164,610 1,161,630 (20,496) (2,682,989) 27,673,377 845,758
Value Class P 93,249,796 11,184,387 11,275,706 2,936,584 (450,171) 95,644,890 3,625,691
Value Advantage Class P 76,798,310 12,227,551 10,427,677 5,471,528 (4,236,316) 79,833,396 2,576,685
Emerging Markets Class P 56,160,624 115,572 12,907,391 4,003,033 (2,163,281) 45,208,557 2,354,419
International Equity Plus Bond Alpha Class P 33,608,414 – 4,153,795 244,142 2,392,788 32,091,549 3,074,570
International Growth Class P 94,642,270 4,796,958 16,806,494 2,331,493 2,219,083 87,183,310 8,703,017
International Large-Cap Class P 93,853,549 203,022 20,953,808 6,879,613 (732,759) 79,249,617 4,757,105
International Small-Cap Class P 56,104,713 9,101,687 15,277,601 930,058 2,062,164 52,921,021 2,836,158
International Value Class P 89,101,038 18,213,520 18,217,394 9,042,010 4,589,114 102,728,288 4,527,195
Real Estate Class P 23,899,921 19,262 16,584,754 812,565 (314,423) 7,832,571 201,154
Total $ 1,594,033,113 $ 229,951,129 $ 282,445,595 $ 77,318,235 ( $ 103,302,947 ) $ 1,515,553,935
– – – – – –
Portfolio
Ownership
Percentage
Bond Plus 68.05%
Large-Cap Plus Bond Alpha 92.17%
QQQ Plus Bond Alpha 48.19%
Small-Cap Plus Bond Alpha 69.22%
International Equity Plus Bond Alpha 11.82%
ESG Diversified Growth 75.83%
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)